UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional, Administrative, P and M Classes

•	PIMCO Funds—International Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional, Administrative and P Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Inflation-Protected Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—RealRetirement™ Funds
•	Private Account Portfolio Series

Share Classes Institutional • Administrative • P • M	Annual Report March 31, 2009

Bond Funds

Extended Duration Fund

Global Advantage Strategy Bond Fund

GNMA Fund

Government Money Market Fund

Income Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Mortgage-Backed Securities Fund

Short-Term Fund

Unconstrained Bond Fund

Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		34
Statements of Operations		37
Statements of Changes in Net Assets		40
Statements of Cash Flows		44
Notes to Financial Statements		135
Report of Independent Registered Public Accounting Firm		151
Glossary		152
Federal Income Tax Information		153
Management of the Trust		154
Privacy Policy		156
Approval of Investment Advisory Contract and Supervision and Administration Agreement		157

FUND	Fund Summary	Schedules of Investments

Extended Duration Fund	6	45
Global Advantage Strategy Bond Fund	7	49
GNMA Fund	8	53
Government Money Market Fund	9	57
Income Fund	10	58
Long Duration Total Return Fund	11	66
Long-Term U.S. Government Fund	12	76
Low Duration Fund	13	81
Low Duration Fund II	14	91
Low Duration Fund III	15	96
Moderate Duration Fund	16	103
Money Market Fund	17	110
Mortgage-Backed Securities Fund	18	111
Short-Term Fund	19	116
Unconstrained Bond Fund	20	125
Unconstrained Tax Managed Bond Fund	21	132

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

■

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

■

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds	Bond Funds

■

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

■

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

■

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

■

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, merging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares. The Administrative Class Shares of the following Funds were first offered in (month/year): Income Fund (3/07), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Mortgage-Backed Securities Fund (12/01), Short-Term Fund (2/96), and Global Advantage Strategy Bond Fund (2/09). The Class P Shares of the following Funds were first offered in (month/year): Mortgage-Backed Securities Fund (4/08), Long-Term U.S. Government Fund (4/08), Long Duration Total Return Fund (9/08), Low Duration Fund (4/08), GNMA Fund (4/08) Extended Duration Fund (9/08), Short-Term Fund (4/08), Unconstrained Bond Fund (6/08), Income Fund (4/08), Government Money Market Fund (1/09), and Global Advantage Strategy Bond Fund (2/09). The Class M shares of the Government Money Market Fund were first offered in (1/09). All other Funds in this Annual Report do not currently offer Administrative Class, Class M and Class P Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Bond Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2008 to March 31, 2009; with exception of the Government Money Market Fund, which is from January 27, 2009 (the date the Fund commenced operations) to March 31, 2009, Global Advantage Strategy Bond Fund, which is from February 5, 2009 (the date the Fund commenced operations) to March 31, 2009 and the Unconstrained Tax Managed Bond Fund, which is from January 30, 2009 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Extended Duration Fund

Institutional Class	PEDIX
Class P	PEDPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	75.1%
U.S. Government Agencies	16.0%
Corporate Bonds & Notes	2.3%
Sovereign Issues	2.2%
Short-Term Instruments	0.5%
Other	3.9%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	23.62%	15.83%
PIMCO Extended Duration Fund Class P	23.52%	15.72%
Citigroup STRIPS Index, 20+ Year Sub-Index	24.39%	15.73%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-10.26%	-1.12%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.50% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/2008, as supplement to date, is 0.60% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,231.55	$1,231.16	$1,022.09	$1,021.69
Expenses Paid During Period†	$3.17	$3.62	$2.87	$3.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class and 0.65% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An average below-index duration during the year detracted from performance as yields fell across all maturities.

»	An average curve steepening bias during the period benefited performance as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed.

»	An out-of-benchmark allocation to long-Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	Modest exposure to corporate securities detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgages contributed to performance as mortgages outperformed U.S. Treasuries during the period.

6	PIMCO Funds	Bond Funds

PIMCO Global Advantage Strategy Bond Fund

Institutional Class	PSAIX
Class P	PGBPX

Allocation Breakdown‡

United States	57.2%
France	6.4%
Short-Term Instruments	6.2%
Netherlands	4.8%
Mexico	4.3%
Other	21.1%

‡ % of Total Investments as of 03/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period March 31, 2009
Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Institutional Class	0.98%
PIMCO Global Advantage Strategy Bond Fund Class P	0.97%
Barclays Capital U.S. Aggregate Index	1.12%
PIMCO Global Advantage Bond Index (GLADI)	0.57%
Lipper Global Income Funds Average	-0.36%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 12/22/08, as supplemented to date, is 0.80% for the Institutional Class shares and 0.90% for Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (02/05/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.80	$1,009.67	$1,021.44	$1,020.94
Expenses Paid During Period†	$1.04	$1.19	$3.53	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class and 0.80% for Class P), multiplied by the average account value over the period, multiplied by 55/182 (to reflect the period since the Fund commenced operations on 02/05/09). The annualized expense ratio of 0.70% for Institutional Class and 0.80% for Class P reflects net annualized expenses after application of an expense waiver of 9.23% and 7.96% for Institutional Class and Class P respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund was launched on February 5, 2009.

Annual Report	March 31, 2009	7

PIMCO GNMA Fund

Institutional Class	PDMIX
Class P	PPGNX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	89.4%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.6%
PIMCO Funds	1.7%
Short-Term Instruments	0.9%
Other	0.4%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	5.73%	5.38%	6.59%	6.65%
PIMCO GNMA Fund Class P	5.60%	5.27%	6.48%	6.54%
Barclays Capital GNMA Index	7.49%	5.50%	6.06%	6.17%
Lipper GNMA Funds Average	5.50%	4.40%	5.17%	5.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.95% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.05% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,046.91	$1,046.28	$1,021.39	$1,020.89
Expenses Paid During Period†	$3.62	$4.13	$3.58	$4.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.71% for Institutional Class and 0.81% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

»

Exposure to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

»	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

»	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

»	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

8	PIMCO Funds	Bond Funds

PIMCO Government Money Market Fund

Class M	PGFXX

Allocation Breakdown‡
Repurchase Agreements	37.5%
Commercial Paper	35.7%
U.S. Treasury Bills	19.9%
U.S. Government Agencies	6.9%
‡	% of Total Investments as of 03/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period March 31, 2009
	7-Day Yield	30-Day Yield	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.07%	0.15%	0.05%
Citigroup 3-Month Treasury Bill Index	—	—	0.05	%*
Lipper Institutional U.S. Government Money Market Funds Average	—	—	0.05	%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 01/16/09, as supplemented to date, is 0.19% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class M	Class M
Beginning Account Value (01/27/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,000.49	$1,024.03
Expenses Paid During Period†	$0.31	$0.91

† Expenses are equal to the net annualized expense ratio for 0.18% for Class M, multiplied by the average account value over the period, multiplied by 64/182 (to reflect the period since the Fund commenced operations on 01/27/09).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Government Money Market Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury Bills, Notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund was launched on January 27, 2009.

»	The Fund had a focus on high-quality and short-maturity assets and ended the period with an average credit quality of AAA.

»	The majority of the Fund’s exposure was to high quality Agency discount notes. Agency discount notes provided a yield advantage over U.S. Treasury Bills, although the spread narrowed over the period.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury Bills as the yield curve was positively sloped.

Annual Report	March 31, 2009	9

PIMCO Income Fund

Institutional Class	PIMIX
Administrative Class	PIINX
Class P	PONPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	65.0%
Corporate Bonds & Notes	12.0%
Mortgage-Backed Securities	9.2%
Short-Term Instruments	8.4%
Asset-Backed Securities	4.0%
Other	1.4%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (03/30/2007)
PIMCO Income Fund Institutional Class	-7.64%	-1.48%
PIMCO Income Fund Administrative Class	-7.91%	-1.74%
PIMCO Income Fund Class P	-7.73%	-1.58%
Barclays Capital U.S. Aggregate Index	3.13%	5.37%	*
Lipper Multi-Sector Income Funds Average	-13.39%	-6.39%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to Shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.49% for the Institutional Class shares and 2.48% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.59% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$961.15	$959.56	$960.55	$1,019.70	$1,018.45	$1,019.35
Expenses Paid During Period†	$5.13	$6.35	$5.47	$5.29	$6.54	$5.64

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.05% for Institutional Class, 1.30% for Administrative Class and 1.12% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.05% for Institutional Class, 1.30% for Administrative Class and 1.12% for Class P reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s below-index duration for the majority of the period detracted from performance as U.S. Treasury yields moved lower across the yield curve.

»	Exposure to high-yield securities detracted from performance as this sector significantly underperformed U.S. Treasuries for the period.

»

Exposure to Agency fixed rate mortgage-backed securities benefited performance as they outperformed for the period, while exposure to commercial mortgage-backed securities later in the period detracted from performance.

»	Positions in investment-grade credit detracted from performance as this sector underperformed for the period.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund

Institutional Class	PLRIX
Class P	PLRPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	36.7%
U.S. Government Agencies	33.4%
U.S. Treasury Obligations	21.0%
Asset-Backed Securities	4.0%
Short-Term Instruments	0.9%
Other	4.0%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	2.63%	6.27%
PIMCO Long Duration Total Return Fund Class P	2.53%	6.17%
Barclays Capital Long-Term Government/Credit Index	0.98%	4.31%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-10.26%	-1.12%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.50% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.60% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,092.31	$1,091.75	$1,022.39	$1,021.89
Expenses Paid During Period†	$2.66	$3.18	$2.57	$3.07

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class and 0.61% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An average below-benchmark duration during the year detracted from performance as yields fell across all maturities.

»	A curve-steepening bias during the period benefited performance as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed.

»	An overweight to long-Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

»	An allocation to U.S. Treasury Inflation-Protected Securities detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	A below-benchmark allocation to corporate securities benefited performance as they underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgages benefited performance as mortgages outperformed U.S. Treasuries during the period.

Annual Report	March 31, 2009	11

PIMCO Long-Term U.S. Government Fund

Institutional Class	PGOVX
Administrative Class	PLGBX
Class P	PLTPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	41.1%
U.S. Treasury Obligations	39.1%
Corporate Bonds & Notes	7.2%
Mortgage-Backed Securities	5.6%
Short-Term Instruments	0.5%
Other	6.5%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	7.69%	5.55%	7.53%	9.51%
PIMCO Long-Term U.S. Government Fund Administrative Class	7.44%	5.30%	7.27%	9.25%
PIMCO Long-Term U.S. Government Fund Class P	7.59%	5.45%	7.45%	9.42%
Barclays Capital Long-Term Treasury Index	13.05%	7.44%	7.99%	9.14%	*
Lipper General U.S. Government Funds Average	4.25%	3.64%	4.85%	5.94%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.475% for the Institutional Class shares and 0.725% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.575% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,115.29	$1,114.05	$1,114.90	$1,022.34	$1,021.09	$1,021.84
Expenses Paid During Period†	$2.74	$4.06	$3.27	$2.62	$3.88	$3.13

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.52% for Institutional Class, 0.77% for Administrative Class and 0.62% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An average below-index duration during the year detracted from performance as yields fell across all maturities.

»	A curve-steepening bias during the period added value as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed.

»	An out-of-benchmark allocation to long-Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

»	A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities negatively affected performance as they underperformed like-duration U.S. Treasuries.

»	Exposure to corporate securities detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) contributed to returns as Agency MBS outperformed U.S. Treasuries for the period.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund

Institutional Class	PTLDX
Administrative Class	PLDAX
Class P	PLDPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	46.4%
Corporate Bonds & Notes	29.5%
Mortgage-Backed Securities	9.0%
Asset-Backed Securities	5.8%
Short-Term Instruments	1.5%
Other	7.8%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	-2.85%	2.54%	4.21%	6.32%
PIMCO Low Duration Fund Administrative Class	-3.09%	2.28%	3.95%	6.06%
PIMCO Low Duration Fund Class P	-2.96%	2.43%	4.11%	6.25%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	6.03%	*
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	5.03%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares and 0.71% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.56% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,012.74	$1,011.51	$1,012.18	$1,022.34	$1,021.09	$1,021.99
Expenses Paid During Period†	$2.61	$3.86	$2.96	$2.62	$3.88	$2.97

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.52% for Institutional Class, 0.77% for Administrative Class and 0.59% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

»	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened over the period.

»

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

Annual Report	March 31, 2009	13

PIMCO Low Duration Fund II

Institutional Class	PLDTX
Administrative Class	PDFAX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	57.9%
PIMCO Funds	15.0%
Corporate Bonds & Notes	13.7%
Mortgage-Backed Securities	5.5%
Short-Term Instruments	1.1%
Other	6.8%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	-2.18%	2.59%	4.08%	5.08%
PIMCO Low Duration Fund II Administrative Class	-2.43%	2.34%	3.82%	4.82%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	5.25%
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	4.25%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.51% for the Institutional Class shares and 0.76% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,016.27	$1,015.00	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.51	$3.77	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

»	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened.

»

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III

Institutional Class	PLDIX
Administrative Class	PDRAX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	47.7%
Corporate Bonds & Notes	21.1%
Mortgage-Backed Securities	12.2%
Asset-Backed Securities	10.1%
Short-Term Instruments	1.8%
Other	7.1%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	-4.88%	2.09%	3.93%	4.40%
PIMCO Low Duration Fund III Administrative Class	-5.12%	1.84%	3.67%	4.14%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	4.97%
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	3.64%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.54% for the Institutional Class shares and 0.79% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$998.29	$997.01	$1,018.70	$1,017.45
Expenses Paid During Period†	$6.23	$7.47	$6.29	$7.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class and 1.50% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

»	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened.

»

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

Annual Report	March 31, 2009	15

PIMCO Moderate Duration Fund

Institutional Class	PMDRX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	75.3%
Corporate Bonds & Notes	16.4%
Mortgage-Backed Securities	2.2%
Short-Term Instruments	1.8%
Asset-Backed Securities	1.5%
Other	2.8%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	-0.13%	3.45%	5.53%	5.83%
Barclays Capital Intermediate Government/Credit Index	1.96%	3.70%	5.44%	5.75%
Lipper Short Intermediate Investment Grade Debt Funds Average	-2.30%	1.70%	3.90%	4.39%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,053.96	$1,022.09
Expenses Paid During Period†	$2.92	$2.87

† Expenses are equal to the net annualized expense ratio of 0.57% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

»	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

»

An emphasis on Agency mortgage-backed securities (“MBS”) benefited returns as this sector outperformed like-duration U.S. Treasuries. However, an allocation to home-equity asset-backed securities significantly offset this positive gain as a majority of these securities experienced negative price returns for the period.

»	A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector.

»	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened as credit worries led to a flight-to-quality.

»

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund

Institutional Class	PMIXX
Administrative Class	PMAXX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	67.8%
Repurchase Agreements	25.4%
U.S. Government Agencies	6.6%
U.S. Treasury Bills	0.2%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.05%	0.07%	1.48%	3.20%	3.24%	3.89%
PIMCO Money Market Fund Administrative Class	0.05%	0.06%	1.26%	2.95%	2.98%	3.64%
Citigroup 3-Month Treasury Bill Index	—	—	1.13%	3.06%	3.19%	3.86%	*
Lipper Institutional Money Market Funds Average	—	—	1.77%	3.20%	3.24%	3.97%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency although certain investments in the Fund are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Fund acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,002.97	$1,002.09	$1,023.19	$1,022.49
Expenses Paid During Period†	$1.75	$2.45	$1.77	$2.47

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for Institutional Class and 0.49% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Fund had a focus on high-quality and short-maturity assets and ended the period with average credit quality of AAA.

»

The Fund’s weighted average maturity ended the period at 51 days, which was slightly longer than the weighted average maturity at the end of 2008 and in-line with the weighted average maturity at the beginning of the period.

»	The Fund moved its exposure from high quality commercial paper to Agency-discount notes over the period. Agency-discount notes provided a yield advantage over U.S. Treasury Bills.

Annual Report	March 31, 2009	17

PIMCO Mortgage-Backed Securities Fund

Institutional Class	PTRIX
Administrative Class	PMTAX
Class P	PMRPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	82.9%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	5.9%
Corporate Bonds & Notes	1.9%
Short-Term Instruments	1.0%
Other	0.9%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
Mortgage-Backed Securities Fund Institutional Class	1.17%	4.32%	6.05%	6.30%
Mortgage-Backed Securities Fund Administrative Class	0.92%	4.06%	5.79%	6.04%
Mortgage-Backed Securities Fund Class P	1.06%	4.21%	5.94%	6.19%
Barclays Capital U.S. MBS Fixed Rate Index	8.26%	5.65%	6.20%	6.29%
Lipper U.S. Mortgage Funds Average	0.49%	2.65%	4.32%	4.48%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.20% for the Institutional Class shares and 1.50% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.30% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,020.97	$1,019.68	$1,020.43	$1,014.86	$1,013.71	$1,014.36
Expenses Paid During Period†	$10.18	$11.33	$10.68	$10.15	$11.30	$10.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.02% for Institutional Class, 2.25% for Administrative Class and 2.12% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

»

An overweight to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) versus Government National Mortgage Association mortgage-backed securities added to performance as they outperformed the broader index.

»	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

»	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

»	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund

Institutional Class	PTSHX
Administrative Class	PSFAX
Class P	PTSPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	58.7%
Corporate Bonds & Notes	19.9%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	5.5%
PIMCO Funds	4.5%
Other	5.5%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.01%	2.84%	3.68%	5.19%
PIMCO Short-Term Fund Administrative Class	0.76%	2.59%	3.42%	4.93%
PIMCO Short-Term Fund Class P	0.91%	2.74%	3.57%	5.10%
Citigroup 3-Month Treasury Bill Index	1.13%	3.06%	3.19%	4.44%	*
Lipper Ultra-Short Obligations Funds Average	-4.47%	0.80%	2.72%	4.95%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares and 0.71% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.56% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,007.45	$1,006.19	$1,006.94	$1,022.39	$1,021.14	$1,021.89
Expenses Paid During Period†	$2.55	$3.80	$3.05	$2.57	$3.83	$3.07

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class, 0.76% for Administrative Class and 0.61% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration benefited returns as interest rates declined across the yield curve.

»

A curve-steepening bias benefited performance as the yield curve steepened over the period. This gain was partially offset by duration hedging in the long end of the yield curve as long-maturity swap and U.S. Treasury rates moved lower over the period.

»

Positions in Agency mortgage pass-through securities benefited performance as they outperformed U.S. Treasuries, while exposure to corporate financial securities detracted from performance as they significantly underperformed over the period.

»	Exposure to the investment-grade credit sector detracted from performance as the sector underperformed the benchmark over the period.

Annual Report	March 31, 2009	19

PIMCO Unconstrained Bond Fund

Institutional Class	PFIUX
Class P	PUCPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	52.9%
Corporate Bonds & Notes	17.1%
PIMCO Funds	13.4%
U.S. Treasury Obligations	10.7%
Short-Term Instruments	1.4%
Other	4.5%
‡	% of Total Investments as of 03/31/09

Cumulative Total Return for the period March 31, 2009
Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	3.40%
PIMCO Unconstrained Bond Fund Class P	3.32%
3 Month LIBOR Index	1.82%
Lipper General Bond Funds Average	-6.03%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.92% for the Institutional Class shares. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.02% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,036.84	$1,036.29	$1,020.39	$1,019.90
Expenses Paid During Period†	$4.62	$5.13	$4.58	$5.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Institutional Class and 1.01% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.91% for Institutional Class and 1.01% for Class P reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A duration overweight added to performance as the ten-year U.S. Treasury yield was volatile during the period.

»	An emphasis on shorter maturities in the U.S. and the U.K. benefited performance as short-term yields, as referenced by two-year U.S. Treasury and two-year U.K. Gilt yields, fell significantly.

»	An emphasis on mortgage-backed securities added to returns as this sector outperformed like-duration U.S. Treasuries.

»	Exposure to corporate securities significantly detracted from performance as spreads widened over the period.

20	PIMCO Funds	Bond Funds

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class	PUTIX

Allocation Breakdown‡

Municipal Bonds & Notes	70.9%
Short-Term Instruments	19.3%
U.S. Government Agencies	5.1%
Corporate Bonds & Notes	3.9%
Convertible Preferred Stocks	0.8%
‡	% of Total Investments as of 03/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period March 31, 2009
	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	-2.02%
Institutional Shares After Taxes on Distributions	-2.12%
3 Month Libor After Tax	0.13	%*
Lipper General Bond Funds Average	-0.30	%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to hares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 01/26/09, as supplemented to date, is 0.74% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (01/30/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$979.80	$1,021.44
Expenses Paid During Period†	$1.14	$3.53

† Expenses are equal to the net annualized expense ratio of 0.70% for Institutional Class, multiplied by the average account value over the period, multiplied by 61/182 (to reflect the period since the Fund commenced operations on 01/30/09). The annualized expense ratio of 0.97% for Institutional Class reflects net annualized expenses after application of an expense waiver of 3.42%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The Fund also seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time issuance, exempt from federal income tax.

»	The Fund was launched on January 30, 2009.

»	Positive U.S. duration benefited performance as yields decreased slightly over the period.

»	Exposure to the financial sector, within the corporate-holdings sector, detracted from performance as this sub-sector underperformed over the period.

»	The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 3.65%.

Annual Report	March 31, 2009	21

Benchmark Descriptions

Index	Description

3 Month LIBOR After Tax	3 Month LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Intermediate Government/Credit Index	Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Government/Credit Index	Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index, formerly known as Barclays Capital Mortgage Index, covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

22	PIMCO Funds	Bond Funds

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Extended Duration Fund
Institutional Class
03/31/2009	$10.90	$0.44	$2.08	$2.52	$(0.43)	$(0.43)
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)
Class P
09/11/2008 - 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)

Global Advantage Strategy Bond Fund
Institutional Class
02/05/2009 - 03/31/2009	$10.00	$0.04	$0.06	$0.10	$(0.04)	$0.00
Class P
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00

GNMA Fund
Institutional Class
03/31/2009	$11.37	$0.51	$0.11	$0.62	$(0.53)	$(0.13)
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
Class P
04/30/2008 - 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)

Government Money Market Fund
Class M
01/27/2009 - 03/31/2009	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00

Income Fund
Institutional Class
03/31/2009	$9.92	$0.67	$(1.41)	$(0.74)	$(0.64)	$0.00
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class P
04/30/2008 - 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.83%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.57%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.53%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.19%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 12.25%.

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.86)	$12.56	23.62%	$195,036	0.57%		0.50%		3.88%		780%
0.00	(0.48)	10.90	14.96	169,454	0.50		0.50		4.24		239
0.00	(0.35)	9.94	2.82	3,083	0.57	*(b)	0.50	*(c)	4.53	*	298

0.00	(0.67)	12.56	18.01%	978	0.66	%*	0.60	%*	3.79	%*	780%

$0.00	$(0.04)	$10.06	0.98%	$4,854	0.70	%*(i)(k)(l)	0.70	%*(i)(k)(l)	2.53	%*	57%

0.00	(0.04)	10.06	0.97	10	0.80	*(j)(k)(m)	0.80	*(j)(k)(m)	2.35	*	57

$0.00	$(0.66)	$11.33	5.73%	$375,682	0.66%		0.50%		4.59%		1,652%
0.00	(0.64)	11.37	8.37	219,841	0.95		0.50		5.10		839
0.00	(0.53)	11.11	7.01	133,271	1.06		0.50		4.88		1,009
0.00	(0.45)	10.90	3.16	130,771	0.50		0.50		3.66		1,069
0.00	(0.38)	11.01	2.72	422,890	0.50		0.50		2.31		1,209

0.00	(0.60)	11.33	5.63	11	0.76	*	0.60	*	4.47	*	1,652

$0.00	$0.00	$1.00	0.05%	$53,161	0.18	%*(h)	0.18	%*(h)	0.15	%*	N/A

$0.00	$(0.64)	$8.54	(7.64)%	$278,815	1.01	%(n)	0.40	%(o)	7.28%		153%
0.00	(0.58)	9.92	5.09	289,824	1.44	(d)	0.40	(e)	5.84		276
0.00	0.00	10.00	0.00	25,006	0.40	*	0.40	*	(0.40	)*	0

0.00	(0.62)	8.54	(7.91)	10	1.25	(p)	0.65	(q)	7.00		153
0.00	(0.55)	9.92	4.84	11	2.43	(f)	0.65	(g)	5.59		276
0.00	0.00	10.00	0.00	10	0.65	*	0.65	*	(0.65	)*	0

0.00	(0.59)	8.54	(8.82)	9	1.11	*(r)	0.50	*(s)	7.29	*	153

(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 10.88%.
(k)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(l)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.30%.
(m)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.06%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.45%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(q)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.70%.
(r)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.16%.
(s)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.

Annual Report	March 31, 2009	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long Duration Total Return Fund
Institutional Class
03/31/2009	$10.51	$0.51	$(0.25)	$0.26	$(0.50)	$(0.13)
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00
Class P
09/11/2008 - 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)

Long-Term U.S. Government Fund
Institutional Class
03/31/2009	$11.30	$0.46	$0.37	$0.83	$(0.47)	$(0.08)
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
Administrative Class
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
Class P
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)

Low Duration Fund
Institutional Class
03/31/2009	$10.14	$0.42	$(0.71)	$(0.29)	$(0.42)	$(0.13)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
Administrative Class
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
Class P
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.61%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21%.
(e)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31%.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.63)	$10.14	2.63%	$2,431,539	0.51%		0.50%		5.02%		398%
0.00	(0.52)	10.51	9.73	714,193	0.50		0.50		4.85		314
0.00	(0.29)	10.09	3.89	4,631	0.50	*(b)	0.50	*(b)	4.99	*	330

0.00	(0.41)	10.14	1.86	914	0.61	*	0.60	*	5.41	*	398

$0.00	$(0.55)	$11.58	7.69%	$568,232	0.50	5%	0.47	5%	4.19%		367%
0.00	(0.52)	11.30	11.22	1,258,569	0.47	5	0.47	5	4.85		291
0.00	(0.52)	10.66	6.83	905,955	0.47	5	0.47	5	4.82		971
0.00	(0.43)	10.48	1.19	1,832,892	0.48	(c)	0.48	(c)	3.98		788
0.00	(0.70)	10.77	1.17	604,056	0.50		0.50		3.13		321

0.00	(0.52)	11.58	7.44	113,114	0.75	5	0.72	5	3.97		367
0.00	(0.49)	11.30	10.96	144,464	0.72	5	0.72	5	4.56		291
0.00	(0.49)	10.66	6.58	91,220	0.72	5	0.72	5	4.61		971
0.00	(0.40)	10.48	0.95	99,319	0.74	(c)	0.74	(c)	3.53		788
0.00	(0.67)	10.77	0.92	110,640	0.75		0.75		2.91		321

0.00	(0.51)	11.58	9.40	11	0.60	5*	0.57	5*	4.16	*	367

$0.00	$(0.55)	$9.30	(2.85)%	$6,921,501	0.48	%(d)	0.45	%(d)	4.30%		223%
0.00	(0.55)	10.14	7.64	8,360,184	0.43		0.43		4.68		141
0.00	(0.46)	9.95	5.30	8,053,232	0.43		0.43		4.58		73
0.00	(0.41)	9.90	2.01	8,746,237	0.43		0.43		3.59		68
0.00	(0.29)	10.11	0.90	9,297,898	0.43		0.43		2.08		278

0.00	(0.53)	9.30	(3.09)	476,505	0.73	(d)	0.70	(d)	4.06		223
0.00	(0.52)	10.14	7.38	375,438	0.68		0.68		4.43		141
0.00	(0.44)	9.95	5.04	281,769	0.68		0.68		4.32		73
0.00	(0.39)	9.90	1.76	329,977	0.68		0.68		3.33		68
0.00	(0.26)	10.11	0.65	418,335	0.68		0.68		1.83		278

0.00	(0.51)	9.30	(3.18)	1,798	0.58	*(e)	0.55	*(e)	4.26	*	223

Annual Report	March 31, 2009	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund II
Institutional Class
03/31/2009	$9.87	$0.38	$(0.59)	$(0.21)	$(0.38)	$0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
Administrative Class
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00

Low Duration Fund III
Institutional Class
03/31/2009	$10.03	$0.47	$(0.96)	$(0.49)	$(0.46)	$(0.35)
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
Administrative Class
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)

Moderate Duration Fund
Institutional Class
03/31/2009	$10.34	$0.47	$(0.49)	$(0.02)	$(0.51)	$(0.14)
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.38)	$9.28	(2.18)%	$356,284	0.50%		0.50%		3.94%	112%
0.00	(0.44)	9.87	7.86	286,922	0.51		0.50		4.59	50
0.00	(0.45)	9.58	5.26	329,947	0.50		0.50		4.65	147
0.00	(0.36)	9.54	1.74	452,372	0.50		0.50		3.59	93
0.00	(0.22)	9.73	0.58	554,968	0.50		0.50		2.05	308

0.00	(0.35)	9.28	(2.43)	998	0.75		0.75		3.69	112
0.00	(0.42)	9.87	7.60	881	0.76		0.75		4.33	50
0.00	(0.43)	9.58	4.99	892	0.75		0.75		4.40	147
0.00	(0.33)	9.54	1.49	1,133	0.75		0.75		3.32	93
0.00	(0.19)	9.73	0.33	996	0.75		0.75		1.80	308

$0.00	$(0.81)	$8.73	(4.88)%	$114,884	1.20%		0.50%		4.95%	143%
0.00	(0.52)	10.03	7.88	151,405	0.54		0.50		4.73	105
0.00	(0.45)	9.80	5.09	125,522	0.50		0.50		4.56	101
0.00	(0.39)	9.76	2.12	146,721	0.50		0.50		3.61	46
0.00	(0.29)	9.94	0.73	99,961	0.50		0.50		1.85	390

0.00	(0.78)	8.73	(5.12)	33	1.45		0.75		4.72	143
0.00	(0.50)	10.03	7.60	24	0.79		0.75		4.54	105
0.00	(0.42)	9.80	4.83	25	0.75		0.75		4.32	101
0.00	(0.36)	9.76	1.89	23	0.75		0.75		3.33	46
0.00	(0.26)	9.94	0.46	17	0.75		0.75		1.59	390

$0.00	$(0.65)	$9.67	(0.13)%	$1,589,238	0.54	%(b)	0.46	%(b)	4.78%	302%
0.00	(0.55)	10.34	9.32	1,593,066	0.45		0.45		4.77	151
0.00	(0.50)	9.99	5.64	1,581,290	0.45		0.45		4.60	238
0.00	(0.46)	9.94	1.92	1,845,829	0.45		0.45		4.30	208
0.00	(0.45)	10.20	0.82	1,917,803	0.45		0.45		2.34	447

Annual Report	March 31, 2009	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund
Institutional Class
03/31/2009	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2008	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
Administrative Class
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00

Mortgage-Backed Securities Fund
Institutional Class
03/31/2009	$10.88	$0.71	$(0.60)	$0.11	$(0.69)	$(0.09)
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
Administrative Class
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
Class P
04/30/2008 - 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.59%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.01)	$1.00	1.48%	$246,822	0.34%		0.34%		1.42%	N/A
0.00	(0.05)	1.00	4.69	217,989	0.32		0.32		4.54	N/A
0.00	(0.05)	1.00	5.03	173,050	0.32		0.32		4.95	N/A
0.00	(0.03)	1.00	3.48	125,508	0.32		0.32		3.40	N/A
0.00	(0.01)	1.00	1.39	180,093	0.34		0.34		1.35	N/A

0.00	(0.01)	1.00	1.26	13,778	0.51	(b)	0.51	(b)	0.81	N/A
0.00	(0.04)	1.00	4.42	6,891	0.57		0.57		4.36	N/A
0.00	(0.05)	1.00	4.77	3,168	0.57		0.57		4.56	N/A
0.00	(0.03)	1.00	3.23	19,114	0.57		0.57		2.96	N/A
0.00	(0.01)	1.00	1.15	34,543	0.57		0.57		1.13	N/A

$0.00	$(0.78)	$10.21	1.17%	$442,478	1.60%		0.50%		6.80%	1,093%
0.00	(0.61)	10.88	7.35	490,553	1.20		0.50		5.06	630
0.00	(0.52)	10.72	7.51	266,617	0.50		0.50		4.84	780
0.00	(0.43)	10.47	2.65	357,590	0.50		0.50		3.86	711
0.00	(0.54)	10.62	3.06	454,392	0.50		0.50		2.93	824

0.00	(0.76)	10.21	0.92	201,935	1.89		0.75		6.73	1,093
0.00	(0.58)	10.88	7.09	159,298	1.50		0.75		4.79	630
0.00	(0.49)	10.72	7.24	22,295	0.75		0.75		4.65	780
0.00	(0.40)	10.47	2.39	12,339	0.75		0.75		3.67	711
0.00	(0.52)	10.62	2.83	11,264	0.75		0.75		2.28	824

0.00	(0.73)	10.21	0.97	10	1.81	*	0.60	*	6.96 *	1,093

Annual Report	March 31, 2009	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
03/31/2009	$9.81	$0.38	$(0.29)	$0.09	$(0.36)	$(0.15)
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
Administrative Class
03/31/2009	9.81	0.36	(0.29)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
Class P
04/30/2008 - 03/31/2009	9.85	0.34	(0.33)	0.01	(0.32)	(0.15)

Unconstrained Bond Fund
Institutional Class
06/30/2008 - 03/31/2009	$10.00	$0.22	$0.11	$0.33	$(0.16)	$0.00
Class P
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00

Unconstrained Tax Managed Bond Fund
Institutional Class
01/30/2009 - 03/31/2009	$10.00	$0.03	$(0.23)	$(0.20)	$(0.03)	$0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.93%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.03%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.12%.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.51)	$9.39	1.01%	$1,954,753	0.50%		0.45%		3.98%		582%
0.00	(0.51)	9.81	3.72	1,871,326	0.46		0.45		4.87		191
0.00	(0.49)	9.96	4.81	2,009,506	0.45		0.45		4.71		187
0.00	(0.35)	9.98	3.22	2,144,713	0.45		0.45		3.41		230
0.00	(0.21)	10.01	1.51	2,494,591	0.45		0.45		1.76		356

0.00	(0.49)	9.39	0.76	1,669,707	0.75		0.70		3.72		582
0.00	(0.49)	9.81	3.47	1,514,603	0.71		0.70		4.64		191
0.00	(0.47)	9.96	4.55	1,245,560	0.70		0.70		4.49		187
0.00	(0.32)	9.98	2.96	983,035	0.70		0.70		3.21		230
0.00	(0.19)	10.01	1.25	715,605	0.70		0.70		1.59		356

0.00	(0.47)	9.39	0.19	11,963	0.60	*	0.55	*	3.92	*	582

$0.00	$(0.16)	$10.17	3.40%	$578,445	0.91	%*(b)	0.90	%*(c)	2.91	%*	417%

0.00	(0.15)	10.17	3.32	129	1.01	*(d)	1.00	*(e)	2.84	*	417

$0.00	$(0.03)	$9.77	(2.02)%	$5,773	0.70	%*(f)	0.70	%*(f)	1.78	%*	0%

Annual Report	March 31, 2009	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Extended Duration Fund	Global Advantage Strategy Bond Fund	GNMA Fund	Government Money Market Fund	Income Fund

Assets:
Investments, at value	$257,938	$6,678	$1,842,789	$33,229	$454,284
Investments in Affiliates, at value	1,802	900	31,315	0	3,106
Repurchase agreements, at value	1,154	501	9,600	19,900	301
Cash	1	0	7,400	1	0
Deposits with counterparty	0	19	715	0	0
Foreign currency, at value	146	55	0	0	467
Receivable for investments sold	17,383	416	1,249,513	0	34,096
Receivable for investments sold on a delayed-delivery basis	1,942	0	0	0	0
Receivable for Fund shares sold	0	327	8,450	0	154
Interest and dividends receivable	308	63	4,350	38	3,058
Dividends receivable from Affiliates	1	0	9	0	3
Variation margin receivable	0	2	9	0	0
Swap premiums paid	451	24	6,927	0	976
Unrealized appreciation on foreign currency contracts	120	53	0	0	39
Unrealized appreciation on swap agreements	1,443	14	5,966	0	2,939
Other assets	0	0	0	0	1
	282,689	9,052	3,167,043	53,168	499,424

Liabilities:
Payable for reverse repurchase agreements	$45,583	$0	$0	$0	$99,041
Payable for investments purchased	36,052	1,727	1,472,359	0	18,269
Payable for investments in Affiliates purchased	1	0	9	0	3
Payable for investments purchased on a delayed-delivery basis	1,908	0	22,344	0	15,432
Payable for short sales	0	0	605,422	0	0
Payable to counterparty	2,263	0	10,191	0	5,420
Payable for Fund shares redeemed	3	2	2,775	0	82
Dividends payable	0	0	518	0	59
Overdraft due to custodian	0	0	0	0	13,237
Written options outstanding	0	0	153	0	18
Accrued investment advisory fee	38	2	200	5	49
Accrued supervisory and administrative fee	38	2	276	2	53
Accrued distribution fee	0	0	106	0	5
Accrued servicing fee	0	0	128	0	6
Variation margin payable	0	0	0	0	0
Recoupment payable to Manager	10	0	0	0	14
Swap premiums received	71	13	3,444	0	25,684
Unrealized depreciation on foreign currency contracts	707	44	0	0	65
Unrealized depreciation on swap agreements	1	9	5,610	0	15,462
Other liabilities	0	0	168	0	0
	86,675	1,799	2,123,703	7	192,899

Net Assets	$196,014	$7,253	$1,043,340	$53,161	$306,525

Net Assets Consist of:
Paid in capital	$131,468	$7,194	$1,028,747	$53,161	$354,582
Undistributed (overdistributed) net investment income	545	(9)	4,960	0	(531)
Accumulated undistributed net realized gain (loss)	63,879	7	8,235	0	(4,784)
Net unrealized appreciation (depreciation)	122	61	1,398	0	(42,742)
	$196,014	$7,253	$1,043,340	$53,161	$306,525

Net Assets:
Institutional Class	$195,036	$4,854	$375,682	$0	$278,815
Administrative Class	0	0	0	0	10
Class M	0	0	0	53,161	0
Class P	978	10	11	0	9
Other Classes	0	2,389	667,647	0	27,691

Shares Issued and Outstanding:
Institutional Class	15,525	482	33,166	0	32,645
Administrative Class	0	0	0	0	1
Class M	0	0	0	53,161	0
Class P	78	1	1	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.56	$10.06	$11.33	NA	$8.54
Administrative Class	NA	NA	NA	NA	8.54
Class M	NA	NA	NA	1.00	NA
Class P	12.56	10.06	11.33	NA	8.54

Cost of Investments Owned	$258,670	$6,639	$1,837,317	$33,229	$484,543
Cost of Investments in Affiliates Owned	$1,802	$900	$31,315	$0	$3,106
Cost of Repurchase Agreements Owned	$1,154	$501	$9,600	$19,900	$301
Cost of Foreign Currency Held	$147	$55	$0	$0	$463
Proceeds Received on Short Sales	$0	$0	$600,071	$0	$0
Premiums Received on Written Options	$0	$0	$477	$0	$82

34	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund

$2,842,809	$1,280,968	$11,472,579	$423,413	$153,236	$2,249,641	$491,777
138	101	326,196	75,215	5,502	6,762	0
11,446	3,376	32,000	2,470	1,032	7,938	167,550
18	2,289	4,611	100	5	1,378	3,400
3,049	4,090	18,213	1,975	801	5,495	0
29	0	38,058	0	698	6,715	0
90,158	66,834	775,853	2,505	5,072	90,177	1
0	0	0	0	0	0	0
3,400	3,861	14,863	1,266	12	116	4,781
34,347	8,918	64,602	1,421	701	10,527	142
9	0	43	7	1	25	0
244	8,436	4,778	281	345	736	0
17,896	199	5,851	276	174	892	0
622	0	7,390	0	73	1,362	0
11,620	16,233	54,951	1,079	671	6,980	0
0	0	0	0	0	0	19
3,015,785	1,395,305	12,819,988	510,008	168,323	2,388,744	667,670

$36,199	$241,507	$329,949	$0	$30,012	$179,570	$0
417,900	26,537	2,100,499	147,148	20,377	571,854	6,477
9	0	43	7	1	25	0
101,502	73,031	78,250	0	0	0	0
2,060	40,946	46,697	0	0	0	0
19,731	17,430	24,549	790	0	5,620	0
620	10,994	29,556	702	10	1,421	7,679
105	490	3,577	137	57	789	3
0	0	0	0	0	0	0
414	3,458	585	17	6	71	0
424	177	2,029	63	23	305	67
424	230	1,961	63	23	256	103
0	102	303	0	0	0	0
0	57	529	0	0	0	4
0	8,281	3,202	235	321	0	0
10	0	0	0	0	0	0
820	385	5,456	142	91	3,238	0
1,529	0	22,206	0	378	3,906	0
1,585	5,441	169,227	3,422	2,107	32,451	0
0	0	0	0	0	0	0
583,332	429,066	2,818,618	152,726	53,406	799,506	14,333

$2,432,453	$966,239	$10,001,370	$357,282	$114,917	$1,589,238	$653,337

$2,428,480	$930,906	$11,101,505	$382,913	$130,849	$1,692,692	$653,341
3,173	492	(38,757)	(122)	(159)	(1,960)	41
85,467	22,384	(99,786)	(9,121)	(1,715)	(13,153)	(45)
(84,667)	12,457	(961,592)	(16,388)	(14,058)	(88,341)	0
$2,432,453	$966,239	$10,001,370	$357,282	$114,917	$1,589,238	$653,337

$2,431,539	$568,232	$6,921,501	$356,284	$114,884	$1,589,238	$246,822
0	113,114	476,505	998	33	0	13,778
0	0	0	0	0	0	0
914	11	1,798	0	0	0	0
0	284,882	2,601,566	0	0	0	392,737

239,669	49,050	744,399	38,407	13,165	164,345	246,839
0	9,764	51,248	108	4	0	13,779
0	0	0	0	0	0	0
90	1	193	0	0	0	0

$10.14	$11.58	$9.30	$9.28	$8.73	$9.67	$1.00
NA	11.58	9.30	9.28	8.73	NA	1.00
NA	NA	NA	NA	NA	NA	NA
10.14	11.58	9.30	NA	NA	NA	NA

$2,950,904	$1,289,260	$12,403,518	$440,754	$167,304	$2,331,140	$491,777
$138	$100	$326,148	$75,207	$5,502	$6,762	$0
$11,446	$3,376	$32,000	$2,470	$1,032	$7,938	$167,550
$33	$0	$38,165	$0	$700	$6,723	$0
$2,025	$40,424	$46,424	$0	$0	$0	$0
$1,337	$997	$5,954	$139	$57	$607	$0

Annual Report	March 31, 2009	35

Statements of Assets and Liabilities (Cont.)	March 31, 2009

(Amounts in thousands, except per share amounts)	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$1,982,178	$5,937,091	$1,291,864	$8,300
Investments in Affiliates, at value	18,015	283,071	201,200	0
Repurchase agreements, at value	5,900	64,002	8,871	1,989
Cash	54	156	2,600	1
Deposits with counterparty	1,094	9,083	2,506	16
Foreign currency, at value	0	18,227	1,721	4
Receivable for investments sold	1,323,433	578,619	53,250	91
Receivable for Fund shares sold	4,383	23,817	7,537	52
Interest and dividends receivable	6,585	15,818	7,832	47
Dividends receivable from Affiliates	11	105	54	0
Variation margin receivable	20	10,891	487	1
Swap premiums paid	4,467	5,761	2,198	0
Unrealized appreciation on foreign currency contracts	0	18,381	70	0
Unrealized appreciation on swap agreements	7,943	5,155	5,109	0
Other assets	0	1	18	0
	3,354,083	6,970,178	1,585,317	10,501

Liabilities:
Payable for reverse repurchase agreements	$600,228	$5,644	$6,062	$0
Payable for investments purchased	1,207,304	2,341,993	541,304	2,631
Payable for investments in Affiliates purchased	11	105	54	0
Payable for short sales	548,447	99,045	52,474	0
Payable to counterparty	8,721	34,937	2,490	0
Payable for Fund shares redeemed	1,919	19,337	1,101	1
Dividends payable	558	698	281	0
Written options outstanding	96	32	275	1
Accrued investment advisory fee	192	864	441	2
Accrued supervisory and administrative fee	231	737	264	1
Accrued distribution fee	65	362	24	0
Accrued servicing fee	65	125	72	0
Variation margin payable	0	8,990	0	0
Recoupment payable to Manager	0	0	12	0
Swap premiums received	5,365	8,000	11,421	90
Unrealized depreciation on foreign currency contracts	0	31,375	215	0
Unrealized depreciation on swap agreements	6,820	125,290	6,722	3
Other liabilities	0	0	9	0
	2,380,022	2,677,534	623,221	2,729

Net Assets	$974,061	$4,292,644	$962,096	$7,772

Net Assets Consist of:
Paid in capital	$1,018,360	$4,570,276	$948,250	$7,794
Undistributed net investment income	5,537	20,958	567	0
Accumulated undistributed net realized gain (loss)	4,269	(31,341)	5,287	0
Net unrealized appreciation (depreciation)	(54,105)	(267,249)	7,992	(22)
	$974,061	$4,292,644	$962,096	$7,772

Net Assets:
Institutional Class	$442,478	$1,954,753	$578,445	$5,773
Administrative Class	201,935	1,669,707	0	0
Class P	10	11,963	129	0
Other Classes	329,638	656,221	383,522	1,999

Shares Issued and Outstanding:
Institutional Class	43,338	208,104	56,894	591
Administrative Class	19,778	177,764	0	0
Class P	1	1,274	13	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21	$9.39	$10.17	$9.77
Administrative Class	10.21	9.39	NA	NA
Class P	10.21	9.39	10.17	NA

Cost of Investments Owned	$2,034,721	$6,147,319	$1,283,549	$8,322
Cost of Investments in Affiliates Owned	$18,015	$283,034	$201,163	$0
Cost of Repurchase Agreements Owned	$5,900	$64,002	$8,871	$1,989
Cost of Foreign Currency Held	$0	$18,194	$1,729	$4
Proceeds Received on Short Sales	$543,741	$97,560	$51,287	$0
Premiums Received on Written Options	$404	$142	$964	$1

36	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Extended Duration Fund	Global Advantage Strategy Bond Fund (1)	GNMA Fund	Government Money Market Fund (2)

Investment Income:
Interest	$9,368	$23	$34,354	$15
Dividends from Affiliate investments	1	0	10	0
Total Income	9,369	23	34,364	15

Expenses:
Investment advisory fees	526	3	1,618	5
Supervisory and administrative fees	526	2	2,192	3
Distribution and/or servicing fees - Other Classes	0	0	1,700	0
Trustees’ fees	0	0	1	0
Organization expense	0	91	0	47
Interest expense	139	0	1,056	0
Miscellaneous expense	11	0	6	0
Total Expenses	1,202	96	6,573	55
Reimbursement by Manager	0	(91)	0	(47)
Net Expenses	1,202	5	6,573	8

Net Investment Income	8,167	18	27,791	7

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	66,970	7	25,935	12
Net realized gain on Affiliate investments	1	0	5	0
Net realized gain (loss) on futures contracts, written options and swaps	2,904	(3)	(7,296)	0
Net realized (loss) on foreign currency transactions	(7)	(6)	0	0
Net change in unrealized appreciation (depreciation) on investments	(3,905)	38	(5,516)	0
Net change in unrealized appreciation on futures contracts, written options and swaps	699	13	992	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(707)	10	0	0
Net Gain	65,955	59	14,120	12

Net Increase in Net Assets Resulting from Operations	$74,122	$77	$41,911	$19

(1)	Period from February 5, 2009 to March 31, 2009.
(2)	Period from January 27, 2009 to March 31, 2009.

Annual Report	March 31, 2009	37

Statements of Operations  (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	Income Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$25,200	$76,800	$52,583	$487,836	$12,721
Dividends	46	363	0	9,975	392
Dividends from Affiliate investments	3	10	0	48	7
Miscellaneous income	0	12	0	188	3
Total Income	25,249	77,185	52,583	498,047	13,123

Expenses:
Investment advisory fees	760	3,479	2,522	26,048	738
Supervisory and administrative fees	628	3,479	3,241	23,963	738
Distribution and/or servicing fees - Administrative Class	0	0	296	1,107	2
Distribution and/or servicing fees - Other Classes	55	0	1,354	9,715	0
Trustees’ fees	0	3	2	20	1
Organization expense	0	0	0	0	0
Interest expense	1,846	90	330	3,637	10
Miscellaneous expense	15	11	3	22	1
Total Expenses	3,304	7,062	7,748	64,512	1,490
Reimbursement by Manager	(152)	0	0	0	0
Net Expenses	3,152	7,062	7,748	64,512	1,490

Net Investment Income	22,097	70,123	44,835	433,535	11,633

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(6,536)	39,819	6,246	(31,879)	(3,849)
Net realized gain on Affiliate investments	2	28	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	688	47,979	23,393	261,403	7,324
Net realized gain on foreign currency transactions	72	2,649	0	43,390	0
Net change in unrealized (depreciation) on investments	(29,662)	(101,748)	(12,087)	(762,397)	(13,826)
Net change in unrealized appreciation on Affiliate investments	0	0	1	48	8
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(10,679)	16,207	(701)	(261,966)	(7,322)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(15)	(1,708)	0	(30,334)	0
Net Gain (Loss)	(46,130)	3,226	16,852	(781,735)	(17,665)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,033)	$73,349	$61,687	$(348,200)	$(6,032)

*Foreign tax withholdings	$0	$0	$0	$0	$0

(1)	Period from June 30, 2008 to March 31, 2009.
(2)	Period from January 30, 2009 to March 31, 2009.

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund (1)	Unconstrained Tax Managed Bond Fund (2)

$7,488	$79,655	$8,932	$74,321	$182,303	$9,178	$15
101	1,100	0	325	329	244	0
1	28	0	14	512	63	0
0	26	0	0	61	1	0
7,590	80,809	8,932	74,660	183,205	9,486	15

309	3,799	645	2,197	10,232	1,475	3
309	3,113	1,537	2,622	8,629	881	2
0	0	16	429	4,138	0	0
0	0	875	1,031	1,593	306	0
0	3	1	2	8	0	0
0	0	0	0	0	47	27
862	1,149	12	9,815	2,071	17	0
0	3	108	1	9	0	0
1,480	8,067	3,194	16,097	26,680	2,726	32
0	0	(354)	0	0	(35)	(27)
1,480	8,067	2,840	16,097	26,680	2,691	5

6,110	72,742	6,092	58,563	156,525	6,795	10

(36)	(3,616)	(45)	25,988	14,501	3,314	0
0	34	0	1	22	0	0
2,053	48,995	0	(13,274)	39,613	1,717	0
792	9,066	0	0	30,166	281	0
(12,272)	(85,398)	0	(62,214)	(175,227)	7,348	(22)
0	0	0	0	37	37	0
(2,782)	(35,806)	0	1,851	(20,781)	759	0
(653)	(9,042)	0	0	(23,256)	(152)	0
(12,898)	(75,767)	(45)	(47,648)	(134,925)	13,304	(22)

$(6,788)	$(3,025)	$6,047	$10,915	$21,600	$20,099	$(12)

$1	$0	$0	$0	$0	$9	$0

Annual Report	March 31, 2009	39

Statements of Changes in Net Assets

	Extended Duration Fund		Global Advantage Strategy Bond Fund	GNMA Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from February 5, 2009 to March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,167	$2,318	$18	$27,791	$15,891
Net realized gain (loss)	69,867	4,360	(2)	18,639	8,543
Net realized gain on Affiliate investments	1	0	0	5	0
Net change in unrealized appreciation (depreciation)	(3,913)	4,028	61	(4,524)	2,676
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0
Net increase (decrease) resulting from operations	74,122	10,706	77	41,911	27,110

Distributions to Shareholders:
From net investment income
Institutional Class	(7,987)	(2,310)	(16)	(12,469)	(8,420)
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	(1)	0	0	0	0
Other Classes	0	0	(2)	(16,082)	(7,391)
From net realized capital gains
Institutional Class	(9,623)	(338)	0	(2,735)	(1,287)
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	(1)	0	0	0	0
Other Classes	0	0	0	(5,879)	(1,144)
Tax basis return of capital
Institutional Class	0	0	0	0	0
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(17,612)	(2,648)	(18)	(37,165)	(18,242)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	103,924	164,209	4,994	346,789	100,587
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	969	0	10	10	0
Other Classes	0	0	2,417	628,110	107,092
Issued as reinvestment of distributions
Institutional Class	17,586	2,694	16	13,997	9,017
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	1	0	0	1	0
Other Classes	0	0	3	17,056	6,736
Cost of shares redeemed
Institutional Class	(152,448)	(8,590)	(202)	(205,466)	(27,704)
Administrative Class	0	0	0	0	0
Class M	0	0	0	0	0
Class P	0	0	0	0	0
Other Classes	0	0	(45)	(198,361)	(54,450)
Net increase (decrease) resulting from Fund share transactions	(29,968)	158,313	7,193	602,136	141,278

Fund Redemption Fee	18	0	1	0	0

Total Increase (Decrease) in Net Assets	26,560	166,371	7,253	606,882	150,146

Net Assets:
Beginning of year or period	169,454	3,083	0	436,458	286,312
End of year or period*	$196,014	$169,454	$7,253	$1,043,340	$436,458

*Including undistributed (overdistributed) net investment income of:	$545	$124	$(9)	$4,960	$1,952

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Government Money Market Fund	Income Fund		Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

Period from January 27, 2009 to March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$7	$22,097	$6,705	$70,123	$13,201	$44,835	$69,684	$433,535	$469,819
12	(5,776)	(240)	90,447	19,641	29,639	93,066	272,914	158,071
0	2	0	28	0	0	0	0	0
0	(40,356)	(2,384)	(87,249)	2,542	(12,788)	15,504	(1,054,697)	106,243
0	0	0	0	0	1	0	48	0
19	(24,033)	4,081	73,349	35,384	61,687	178,254	(348,200)	734,133

0	(20,462)	(6,787)	(69,789)	(13,288)	(29,747)	(53,113)	(315,265)	(366,521)
0	(1)	(1)	0	0	(4,740)	(4,566)	(18,167)	(14,487)
(19)	0	0	0	0	0	0	0	0
0	(1)	0	0	0	0	0	(12)	0
0	(778)	(94)	0	0	(10,651)	(11,677)	(104,328)	(94,916)

0	0	0	(20,781)	(930)	(4,616)	(109)	(94,549)	(58,305)
0	0	0	0	0	(787)	(9)	(6,175)	(2,418)
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	(2,141)	(32)	(35,716)	(16,731)

0	0	0	0	0	0	0	(8)	0
0	0	0	0	0	0	0	(1)	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(3)	0

(19)	(21,242)	(6,882)	(90,570)	(14,218)	(52,682)	(69,506)	(574,224)	(553,378)

0	35,102	269,836	2,473,576	748,774	238,610	1,592,480	3,256,602	3,759,658
0	0	0	0	0	76,487	114,682	447,286	185,844
53,395	0	0	0	0	0	0	0	0
0	10	0	910	0	10	0	2,180	0
0	30,795	5,277	0	0	165,290	146,395	1,620,067	1,109,045

0	20,430	6,740	89,857	14,464	32,323	50,883	378,030	394,315
0	1	1	0	0	5,290	4,225	24,138	16,509
21	0	0	0	0	0	0	0	0
0	1	0	0	0	0	0	6	0
0	486	67	0	0	9,439	8,402	112,671	91,231

0	(23,066)	(8,981)	(828,885)	(74,842)	(964,439)	(1,378,054)	(4,429,948)	(3,983,533)
0	0	0	0	0	(113,854)	(70,438)	(330,180)	(114,675)
(255)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(375)	0
0	(5,641)	(1,517)	0	0	(213,362)	(109,514)	(1,573,894)	(777,302)
53,161	58,118	271,423	1,735,458	688,396	(764,206)	359,061	(493,417)	681,092

0	3	1	23	0	200	124	0	12

53,161	12,846	268,623	1,718,260	709,562	(755,001)	467,933	(1,415,841)	861,859

0	293,679	25,056	714,193	4,631	1,721,240	1,253,307	11,417,211	10,555,352
$53,161	$306,525	$293,679	$2,432,453	$714,193	$966,239	$1,721,240	$10,001,370	$11,417,211

$0	$(531)	$189	$3,173	$475	$492	$146	$(38,757)	$(12,214)

Annual Report	March 31, 2009	41

Statements of Changes in Net Assets  (Cont.)

	Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$11,633	$13,792	$6,110	$7,300	$72,742	$74,103
Net realized gain (loss)	3,475	4,007	2,809	3,168	54,445	21,350
Net realized gain on Affiliate investments	0	0	0	0	34	0
Net change in unrealized appreciation (depreciation)	(21,148)	4,174	(15,707)	1,288	(130,246)	41,584
Net change in unrealized appreciation on Affiliate investments	8	0	0	0	0	0
Net increase (decrease) resulting from operations	(6,032)	21,973	(6,788)	11,756	(3,025)	137,037

Distributions to Shareholders:
From net investment income
Institutional Class	(11,639)	(13,791)	(6,006)	(7,288)	(77,217)	(75,380)
Administrative Class	(36)	(35)	(1)	(1)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	(4,087)	(986)	(21,316)	(9,834)
Administrative Class	0	0	(1)	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(11,675)	(13,826)	(10,095)	(8,275)	(98,533)	(85,214)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	170,787	42,941	64,613	144,259	741,477	439,502
Administrative Class	319	160	10	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	9,694	11,632	8,943	7,369	88,522	80,529
Administrative Class	34	33	3	1	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(93,475)	(105,724)	(93,198)	(129,226)	(732,269)	(560,082)
Administrative Class	(173)	(225)	0	(2)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	87,186	(51,183)	(19,629)	22,401	97,730	(40,051)

Fund Redemption Fee	0	0	0	0	0	4

Total Increase (Decrease) in Net Assets	69,479	(43,036)	(36,512)	25,882	(3,828)	11,776

Net Assets:
Beginning of year or period	287,803	330,839	151,429	125,547	1,593,066	1,581,290
End of year or period*	$357,282	$287,803	$114,917	$151,429	$1,589,238	$1,593,066

*Including undistributed (overdistributed) net investment income of:	$(122)	$(116)	$(159)	$816	$(1,960)	$(4,826)

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from June 30, 2008 to March 31, 2009	Period from January 30, 2009 to March 31, 2009

$6,092	$16,709	$58,563	$29,183	$156,525	$191,974	$6,795	$10
(45)	59	12,714	13,242	84,280	(1,495)	5,312	0
0	0	1	0	22	0	0	0
0	0	(60,363)	1,615	(219,264)	(50,485)	7,955	(22)
0	0	0	0	37	0	37	0
6,047	16,768	10,915	44,040	21,600	139,994	20,099	(12)

(3,140)	(8,430)	(27,956)	(16,285)	(74,011)	(98,442)	(4,003)	(9)
(52)	(214)	(11,202)	(2,572)	(58,481)	(75,223)	0	0
0	0	(1)	0	(102)	0	(1)	0
(2,881)	(8,123)	(17,600)	(10,077)	(16,282)	(18,051)	(2,092)	(1)

0	0	(3,517)	(2,204)	(26,968)	(5,845)	(93)	0
0	0	(1,542)	(417)	(21,968)	(5,640)	0	0
0	0	0	0	(55)	0	0	0
0	0	(2,381)	(1,392)	(8,004)	(1,251)	(63)	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

(6,073)	(16,767)	(64,199)	(32,947)	(205,871)	(204,452)	(6,252)	(10)

400,848	153,423	327,245	236,766	1,713,746	2,375,947	609,488	5,825
26,887	22,203	152,559	148,472	1,441,697	915,635	0	0
0	0	10	0	14,834	0	127	0
539,996	253,474	197,580	117,487	578,921	136,386	404,223	1,974

3,001	7,695	27,835	17,022	94,992	94,495	3,787	9
46	231	12,702	2,982	80,342	80,797	0	0
0	0	1	0	157	0	1	0
2,587	7,225	16,893	9,830	18,782	14,184	1,879	1

(374,999)	(116,179)	(377,791)	(35,364)	(1,636,438)	(2,572,182)	(43,053)	(1)
(20,045)	(18,712)	(112,458)	(16,535)	(1,293,839)	(705,640)	0	0
0	0	0	0	(3,006)	0	0	0
(387,032)	(207,888)	(130,183)	(78,650)	(307,170)	(225,156)	(28,279)	(14)
191,289	101,472	114,393	402,010	703,018	114,466	948,173	7,794

0	0	0	0	0	31	76	0

191,263	101,473	61,109	413,103	518,747	50,039	962,096	7,772

462,074	360,601	912,952	499,849	3,773,897	3,723,858	0	0
$653,337	$462,074	$974,061	$912,952	$4,292,644	$3,773,897	$962,096	$7,772

$41	$21	$5,537	$400	$20,958	$1,842	$567	$0

Annual Report	March 31, 2009	43

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Income Fund	Low Duration Fund III	Mortgage- Backed Securities Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(22,187)	$(5,926)	$20,730

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(762,764)	(250,048)	(21,242,260)
Proceeds from sales of long-term securities	666,237	259,857	20,669,020
Purchases (Proceeds from sales) of short-term portfolio investments, net	(14,581)	(927)	50,797
Increase (decrease) in deposits with counterparty	0	264	(194)
Increase (decrease) in receivable for investments sold	(3,989)	9,003	(505,288)
Increase (decrease) in interest and dividends receivable	(687)	48	(2,496)
Increase (decrease) in swap premiums paid	19,136	(1,895)	(18,765)
Increase in other assets	(1)	0	0
Increase (decrease) in payable for investments purchased	(30,486)	19,374	191,001
Increase (decrease) in investment advisory fee	5	(14)	27
Increase (decrease) in supervisory and administrative fee	8	(14)	36
Increase in distribution fee	4	0	13
Increase in servicing fee	5	0	15
Increase in recoupment payable to manager	100	0	0
Proceeds (payment) from futures transactions	(2,558)	2,804	4,351
Proceeds from currency transactions	77	795	0
Proceeds (payment) from short sale transactions	0	(13,807)	250,592
Unrealized (depreciation) on investments	40,356	15,707	60,363
Net realized gain (loss) on investments	5,774	(2,809)	(12,715)
Net amortization on investments	(692)	(155)	(1,989)
Net cash used for operating activities	(106,243)	32,257	(536,762)

Cash flows received from financing activities:
Proceeds from shares sold	66,575	64,718	681,434
Payment on shares redeemed	(28,629)	(95,752)	(619,460)
Cash dividend paid*	(275)	(1,163)	(6,464)
Net borrowing from reverse repurchase agreements	51,964	992	477,051
Interest expense paid	(1,846)	(862)	(9,815)
Increase (decrease) in overdraft due to custodian	13,237	(110)	0
Increase in payable to counterparty	5,420	0	8,721
Net cash received from financing activities	106,446	(32,177)	531,467

Net Increase (Decrease) in Cash and Foreign Currency	203	80	(5,295)

Cash and Foreign Currency:
Beginning of year	264	623	5,349
End of year	$467	$703	$54

* Reinvestment of dividends	$20,918	$8,946	$57,431

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Extended Duration Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 0.9%

Short-Term Floating NAV Portfolio	180,129	$1,802

Total PIMCO Funds (Cost $1,802)		1,802

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.1%

ABX Financing Co.
6.350% due 10/15/2036	$10	9

American International Group, Inc.
8.250% due 08/15/2018	2,300	986

EDF S.A.
6.950% due 01/26/2039	1,100	1,095

Gaz Capital S.A.
8.146% due 04/11/2018	700	578

Georgia-Pacific LLC
7.750% due 11/15/2029	30	22

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	900	913

Goldman Sachs Group, Inc.
1.416% due 02/06/2012	20	17
6.750% due 10/01/2037	200	136

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	784

United Technologies Corp.
6.125% due 07/15/2038	900	918

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	500	508

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $7,565)		5,996

MUNICIPAL BONDS & NOTES 1.6%

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	431

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	310

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	697

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	302

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	85

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	1,002

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	55

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	2

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$100	$54

Total Municipal Bonds & Notes (Cost $3,219)		3,130

U.S. GOVERNMENT AGENCIES 21.3%

Fannie Mae
0.000% due 06/01/2017 - 10/03/2033	29,432	11,946
4.000% due 02/25/2019	100	103
5.000% due 08/25/2033 - 04/01/2039	4,666	4,813
5.500% due 04/25/2033 - 04/01/2039	7,507	7,792
5.625% due 07/15/2037	100	112
6.000% due 12/25/2034	130	137

Federal Farm Credit Bank
5.750% due 12/07/2028	80	87
Federal Home Loan Bank
4.000% due 05/15/2009	10	10

Financing Corp.
0.000% due 12/27/2018 - 09/26/2019	2,300	1,614

Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,786
0.956% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	123	127
5.500% due 02/15/2024	39	42
6.000% due 06/15/2035	209	221
8.250% due 06/01/2016	30	36

Ginnie Mae
5.500% due 10/20/2037	108	109

Residual Funding Strip
0.000% due 04/15/2028 - 04/15/2030	22,591	9,097

Small Business Administration
5.290% due 12/01/2027	561	606

Tennessee Valley Authority
4.500% due 04/01/2018	600	623
4.875% due 01/15/2048	100	95
5.500% due 06/15/2038	2,200	2,377

Total U.S. Government Agencies (Cost $40,916)		41,735

U.S. TREASURY OBLIGATIONS 100.0%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	302	290
2.000% due 01/15/2026	957	949
2.375% due 01/15/2025	2,240	2,334
2.375% due 01/15/2027	1,885	1,974

U.S. Treasury Bonds
5.375% due 02/15/2031	500	630

U.S. Treasury Strips
0.000% due 08/15/2020	1,500	1,008
0.000% due 11/15/2026	10,600	5,424
0.000% due 02/15/2027	4,000	2,059
0.000% due 08/15/2027	1,000	502
0.000% due 11/15/2027	24,500	11,969
0.000% due 11/15/2027 (e)	51,800	25,636
0.000% due 02/15/2028	12,100	5,854
0.000% due 08/15/2028	2,500	1,203
0.000% due 11/15/2028	51,400	24,519
0.000% due 02/15/2029	36,700	17,410

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.000% due 08/15/2029 (e)	$78,800	$36,512
0.000% due 05/15/2030	27,800	12,511
0.000% due 02/15/2031	53,900	23,660
0.000% due 02/15/2036	57,100	21,477
0.000% due 02/15/2037	200	72

Total U.S. Treasury Obligations (Cost $193,830)		195,993

MORTGAGE-BACKED SECURITIES 2.5%

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	36	24

Countrywide Alternative Loan Trust
0.755% due 07/20/2046	2,087	755

Countrywide Home Loan Mortgage Pass-Through Trust
6.080% due 09/25/2047	1,335	680

CS First Boston Mortgage Securities Corp.
4.878% due 07/25/2033	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	4	3

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	941

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	1,185	473

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,025	747

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	20	14

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	77	67

WaMu Mortgage Pass-Through Certificates
2.363% due 01/25/2047	7	3
2.453% due 12/25/2046	2,796	893
3.955% due 10/25/2046	21	8

Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033	280	271

Total Mortgage-Backed Securities (Cost $7,425)		4,882

ASSET-BACKED SECURITIES 0.0%

Argent Securities, Inc.
0.572% due 10/25/2036	2	2

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	1	1
0.572% due 12/25/2036	2	2

Bear Stearns Asset-Backed Securities Trust
5.137% due 07/25/2036	16	9

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	132	76

Total Asset-Backed Securities (Cost $153)		90

SOVEREIGN ISSUES 3.0%

Israel Government AID Bond
0.000% due 05/15/2021	800	495
0.000% due 02/15/2023	3,400	1,927
0.000% due 05/15/2023	6,100	3,410

Total Sovereign Issues (Cost $5,282)		5,832

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Extended Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.0%

Nordea Bank Finland PLC
0.521% due 04/09/2009	$10	$10

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	300	300
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2014 valued at $303. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	854	854
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $875. Repurchase proceeds are $854.)

		1,154

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.220% due 04/29/2009	$130	$130

U.S. TREASURY BILLS 0.1%
0.100% due 04/02/2009 - 04/30/2009 (a)(d)	140	140

Total Short-Term Instruments (Cost $1,434)		1,434

Total Investments 133.1% (Cost $261,626)		$260,894

Other Assets and Liabilities (Net) (33.1%)		(64,880)

Net Assets 100.0%		$196,014

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Extended Duration Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $140 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $41,486 at a weighted average interest rate of 3.469%. On March 31, 2009, securities valued at $47,592 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	$10	$(1)	$0	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BOA		$16,800	$466	$289	$177
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		23,700	657	162	495
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	8,000	350	(36)	386
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		2,400	105	(10)	115
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		5,600	245	(25)	270

							$1,823	$380	$1,443

46	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

(g)	Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	120	62
Closing Buys	(70)	(33)
Expirations	(10)	(4)
Exercised	(40)	(25)

Balance at 03/31/2009	0	$0

(h)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	1,659	06/2009	$9	$0	$9
Buy		RBC	1,659	06/2009	0	(167)	(167)
Buy	CNY	BCLY	81	05/2009	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	3,604	07/2009	0	(22)	(22)
Buy		HSBC	2,416	07/2009	0	(16)	(16)
Buy		JPM	30	07/2009	0	0	0
Sell	GBP	DUB	153	04/2009	2	0	2
Sell		MSC	257	04/2009	3	0	3
Buy	MXN	CITI	4,132	05/2009	0	(90)	(90)
Sell		HSBC	44,682	05/2009	0	(127)	(127)
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Sell		BCLY	264	04/2009	0	0	0
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Buy		HSBC	250	04/2009	0	(2)	(2)
Buy		BCLY	1,152	08/2009	1	(7)	(6)
Buy	PHP	CITI	3,389	05/2009	0	0	0
Buy		JPM	970	05/2009	0	0	0
Buy		CITI	8,979	08/2009	0	(3)	(3)
Buy	PLN	HSBC	1,180	05/2009	0	(184)	(184)
Sell		HSBC	1,017	05/2009	42	0	42
Sell		JPM	163	05/2009	7	0	7
Buy	RUB	BCLY	18,237	05/2009	0	(13)	(13)
Sell		BCLY	1,121	05/2009	1	0	1
Buy		HSBC	2,012	05/2009	0	(24)	(24)
Sell		HSBC	22,120	05/2009	55	0	55
Buy		JPM	2,992	05/2009	0	(24)	(24)
Buy	SGD	CITI	190	04/2009	0	(5)	(5)
Buy		DUB	133	04/2009	0	(3)	(3)
Sell		DUB	189	04/2009	0	0	0
Buy		HSBC	44	04/2009	0	(1)	(1)
Buy		RBS	91	04/2009	0	(2)	(2)
Buy		UBS	59	04/2009	0	(1)	(1)
Buy		CITI	235	07/2009	0	(6)	(6)
Buy		DUB	189	07/2009	0	0	0
Buy		HSBC	87	07/2009	0	(3)	(3)
Buy		JPM	219	07/2009	0	(2)	(2)

					$120	$(707)	$(587)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,802	$259,092	$0	$260,894
Other Financial Instruments ++	0	855	0	855

Total	$1,802	$259,947	$0	$261,749

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments Extended Duration Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$19	$(2)	$0	$0	$(9)	$(8)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$19	$(2)	$0	$0	$(9)	$(8)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

48	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Global Advantage Strategy Bond Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$146

Total Australia (Cost $147)			146

BRAZIL 2.6%

Brazil Government International Bond
6.000% due 01/17/2017		$60	60

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	157	66
10.000% due 01/01/2017		92	36

Vale Overseas Ltd.
6.250% due 01/11/2016		$30	31

Total Brazil (Cost $187)			193

CANADA 0.9%

Province of Ontario Canada
6.500% due 03/08/2029	CAD	40	38

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$18	19
7.625% due 01/15/2039		10	10

Total Canada (Cost $66)			67

CHILE 0.6%

CODELCO, Inc.
7.500% due 01/15/2019		$40	46

Total Chile (Cost $42)			46

FRANCE 7.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	50	69

Dexia Municipal Agency
4.250% due 02/20/2013		27	37

EDF S.A.
6.950% due 01/26/2039		$22	22

France Government CPTFEMU Linked Bond
2.250% due 07/25/2020	EUR	19	26
3.150% due 07/25/2032		26	40

France Telecom S.A.
4.750% due 02/21/2017		50	66

GDF Suez
6.875% due 01/24/2019		45	67

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		90	121

Societe Generale
5.125% due 12/19/2013		50	69

Total France (Cost $504)			517

GERMANY 2.4%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	36

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	70

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche Postbank AG
3.750% due 02/12/2014	EUR	50	$68

Total Germany (Cost $165)			174

JAPAN 4.0%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	23,092	199
1.400% due 06/10/2018		4,995	44

Japan Government International Bond
1.500% due 09/20/2018		5,000	51

Total Japan (Cost $310)			294

MEXICO 4.8%

Mexican Bonos
7.750% due 12/14/2017	MXN	833	59
9.000% due 12/22/2011		2,300	173
9.000% due 12/20/2012		778	59

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	25

Petroleos Mexicanos
8.000% due 05/03/2019		30	29

Total Mexico (Cost $326)			345

NETHERLANDS 5.4%

Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	41

E.ON International Finance BV
5.750% due 05/07/2020		40	55

ING Bank NV
3.375% due 03/03/2014		90	119
3.900% due 03/19/2014		$100	101

RWE Finance BV
6.625% due 01/31/2019	EUR	50	73

Total Netherlands (Cost $382)			389

NORWAY 1.0%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	70

Total Norway (Cost $67)			70

POLAND 0.5%

Poland Government International Bond
5.750% due 09/23/2022	PLN	132	36

Total Poland (Cost $36)			36

RUSSIA 2.2%

Gaz Capital S.A.
8.146% due 04/11/2018		$60	51

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	45

Russia Government International Bond
7.500% due 03/31/2030		66	63

Total Russia (Cost $148)			159

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SUPRANATIONAL 1.7%

European Union Government Bond
3.125% due 04/03/2014	EUR	90	$121

Total Supranational (Cost $122)			121

SWEDEN 1.7%

Swedbank AB
3.125% due 02/02/2012	EUR	90	122

Total Sweden (Cost $124)			122

UNITED KINGDOM 3.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	66

HSBC Bank PLC
3.875% due 11/09/2011		50	68

United Kingdom Gilt
4.750% due 03/07/2020	GBP	64	103

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	44

Total United Kingdom (Cost $278)			281

UNITED STATES 63.7%

CORPORATE BONDS & NOTES 21.6%

American Express Bank FSB
0.652% due 05/29/2012		$50	38

American International Group, Inc.
5.850% due 01/16/2018		42	17

Bank of America Corp.
2.100% due 04/30/2012		100	100

Bank of the West
2.150% due 03/27/2012		120	120

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	54

Black & Decker Corp.
8.950% due 04/15/2014 (a)		50	49

CIT Group, Inc.
5.400% due 03/07/2013		20	13

Citigroup, Inc.
2.125% due 04/30/2012		100	100
6.125% due 05/15/2018		84	73

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	21

CSX Corp.
6.250% due 03/15/2018		50	43

General Electric Capital Corp.
3.000% due 12/09/2011		100	103
5.625% due 05/01/2018		40	35

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		34	23

JPMorgan Chase & Co.
1.550% due 06/15/2012		100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		19	17

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	45

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	$20	$16
6.875% due 11/15/2018	54	42

Morgan Stanley
1.574% due 10/15/2015	44	31

NGPL PipeCo. LLC
7.119% due 12/15/2017	40	37

Pacificorp
5.650% due 07/15/2018	29	30

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
3.249% due 02/25/2011	40	40

SLM Corp.
1.459% due 01/27/2014	46	21

Sovereign Bank
2.750% due 01/17/2012	100	102

State Street Corp.
2.150% due 04/30/2012	100	101

Valero Energy Corp.
9.375% due 03/15/2019	50	52

Wachovia Corp.
1.590% due 06/15/2017	64	38

		1,565

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 12.4%

Short-Term Floating NAV Portfolio	89,994	$900

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.3%

Fannie Mae
5.500% due 11/01/2038 - 04/01/2039	$500	519
6.000% due 06/01/2038 - 05/01/2039	900	940

Freddie Mac
5.500% due 04/01/2039	360	373

		1,832

U.S. TREASURY OBLIGATIONS 4.4%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	18	18
2.375% due 01/15/2025	81	84
2.375% due 01/15/2027	14	14
2.500% due 07/15/2016	125	135
2.625% due 07/15/2017	64	70

		321

Total United States (Cost $4,635)		4,618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 6.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$501	$501

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $515. Repurchase proceeds are $501.)

Total Short-Term Instruments (Cost $501)		501

Total Investments 111.4% (Cost $8,040)		$8,079

Other Assets and Liabilities (Net) (11.4%)		(826)

Net Assets 100.0%		$7,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Global Advantage Strategy Bond Fund is investing in shares of affiliated Funds.
(d)	Cash of $19 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$5
90-Day Euribor March Futures	Long	03/2011	1	1
90-Day Eurodollar December Futures	Long	12/2009	2	1
90-Day Eurodollar March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1	0

				$9

(e)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	$50	$0	$0	$0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	50	1	0	1
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	50	0	0	0
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	50	(2)	0	(2)

							$(1)	$0	$(1)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%	02/20/2014	3.228%	$40	$1	$0	$1
Mexico Government International Bond	DUB	4.970%	03/20/2019	4.019%	60	4	0	4

						$5	$0	$5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

50	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	4.250%	12/20/2013	JPM	CAD	150	16	14	2
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		$200	(19)	(13)	(6)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	25,000	6	7	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	2	0	2

							$12	$11	$1

(f)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	10	05/2009	$0	$0	$0
Sell		RBS	215	05/2009	1	0	1
Buy		UBS	90	05/2009	0	(1)	(1)
Buy		CITI	4	06/2009	0	0	0
Buy	BRL	HSBC	128	06/2009	1	0	1
Buy		UBS	50	06/2009	0	(1)	(1)
Buy	CAD	BNP	15	04/2009	0	0	0
Buy		BOA	8	04/2009	0	0	0
Buy		CITI	30	04/2009	0	(1)	(1)
Buy		DUB	4	04/2009	0	0	0
Buy		JPM	263	04/2009	0	(3)	(3)
Sell		JPM	47	04/2009	0	(1)	(1)
Buy	CHF	BNP	66	06/2009	2	0	2
Buy		CITI	8	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Buy		UBS	5	06/2009	0	0	0
Buy	CNY	BCLY	103	05/2009	0	0	0
Buy		CITI	82	05/2009	0	0	0
Buy		HSBC	93	05/2009	0	0	0
Buy		JPM	1,255	05/2009	1	0	1
Buy		UBS	96	05/2009	0	0	0
Buy		JPM	34	07/2009	0	0	0
Buy		UBS	191	07/2009	0	0	0
Buy		BOA	163	09/2009	0	0	0
Buy	EUR	BCLY	46	04/2009	0	(1)	(1)
Buy		BNP	40	04/2009	0	0	0
Buy		CITI	71	04/2009	0	(3)	(3)
Buy		DUB	35	04/2009	1	0	1
Buy		HSBC	376	04/2009	25	0	25
Buy		JPM	179	04/2009	1	(4)	(3)
Sell		RBS	363	04/2009	0	0	0
Sell	GBP	BCLY	25	04/2009	0	(1)	(1)
Buy		BNP	5	04/2009	0	0	0
Buy		BOA	4	04/2009	0	0	0
Buy		CITI	21	04/2009	0	0	0
Buy		DUB	100	04/2009	0	(2)	(2)
Buy		GSC	5	04/2009	0	0	0
Buy		JPM	36	04/2009	1	0	1
Sell		JPM	1	04/2009	0	0	0
Buy		RBS	7	04/2009	0	0	0
Sell		RBS	49	04/2009	0	0	0
Sell	INR	BOA	656	04/2009	0	0	0
Sell		CITI	660	04/2009	0	0	0
Buy		DUB	251	04/2009	0	0	0
Sell		DUB	594	04/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	JPM	1,660	04/2009	$0	$(1)	$(1)
Buy		BOA	671	07/2009	0	0	0
Buy		CITI	673	07/2009	0	0	0
Buy		DUB	594	07/2009	0	0	0
Buy	JPY	BNP	1,459	04/2009	0	0	0
Buy		BCLY	591	05/2009	0	0	0
Sell		BCLY	9,376	05/2009	2	0	2
Buy		BOA	1,090	05/2009	0	0	0
Buy		CITI	4,697	05/2009	0	(2)	(2)
Buy		JPM	19,966	05/2009	0	(3)	(3)
Buy		UBS	1,184	05/2009	0	0	0
Buy		JPM	10,617	06/2009	0	(2)	(2)
Buy	KRW	CITI	9,030	04/2009	1	0	1
Buy		HSBC	32,277	04/2009	1	0	1
Buy		JPM	114,584	04/2009	1	(1)	0
Buy	MXN	BCLY	787	05/2009	2	0	2
Buy		CITI	1,507	05/2009	1	0	1
Sell		CITI	168	05/2009	0	0	0
Buy		HSBC	112	05/2009	0	0	0
Sell		HSBC	2,426	05/2009	0	(13)	(13)
Buy		JPM	135	05/2009	0	0	0
Sell		JPM	7	05/2009	0	0	0
Buy		UBS	61	05/2009	0	0	0
Sell		CITI	1,159	11/2009	0	(1)	(1)
Buy	PLN	BCLY	40	05/2009	1	0	1
Buy		DUB	18	05/2009	0	0	0
Buy		JPM	54	05/2009	0	(1)	(1)
Sell		JPM	71	05/2009	1	0	1
Buy		UBS	13	05/2009	0	0	0
Buy		JPM	71	11/2009	0	(1)	(1)
Buy	SEK	BNP	391	06/2009	5	0	5
Buy		CITI	16	06/2009	0	0	0
Buy		JPM	134	06/2009	1	0	1
Buy	SGD	DUB	18	04/2009	0	0	0
Sell		DUB	15	04/2009	0	0	0
Buy		JPM	5	04/2009	0	0	0
Buy		UBS	18	04/2009	0	0	0
Buy		DUB	15	07/2009	0	0	0
Buy	ZAR	BCLY	384	05/2009	1	0	1
Sell		BCLY	788	05/2009	1	0	1
Buy		DUB	363	05/2009	1	0	1
Buy		UBS	41	05/2009	0	0	0
Buy		BCLY	788	11/2009	1	(1)	0

					$53	$(44)	$9

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$900	$7,179	$0	$8,079
Other Financial Instruments ++	9	14	0	23

Total	$909	$7,193	$0	$8,102

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

52	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 3.0%

Short-Term Floating NAV Portfolio	3,129,924	$31,315

Total PIMCO Funds (Cost $31,315)		31,315

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	$3,000	2,786

Morgan Stanley
3.338% due 05/14/2010	4,000	3,898

Total Corporate Bonds & Notes (Cost $6,541)		6,684

U.S. GOVERNMENT AGENCIES 161.4%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2039	58,130	58,868
4.500% due 04/01/2039	13,000	13,284
5.000% due 01/01/2018 - 04/01/2039	92,964	95,964
5.500% due 12/01/2020 - 09/01/2038	101,083	105,099
5.851% due 03/01/2018	12	12
6.000% due 04/01/2024 - 04/01/2039	41,630	43,522
6.468% due 03/25/2039	15,721	16,026
6.500% due 05/01/2039	200	210

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
3.700% due 05/01/2031	11	11
4.423% due 05/01/2019	10	10
5.000% due 11/01/2036	4,119	4,259
5.500% due 04/01/2038 - 04/01/2039	3,941	4,091
5.575% due 06/01/2030	3	3
6.000% due 09/01/2038 - 04/01/2039	26,200	27,423
7.500% due 08/15/2029 (a)	27	3
7.500% due 03/01/2038	4,232	4,486

Ginnie Mae
0.756% due 01/16/2031 - 02/16/2032	2,558	2,518
0.806% due 08/16/2032	1,344	1,311
0.856% due 12/16/2026 - 08/16/2031	634	611
0.956% due 06/16/2027	50	50
1.006% due 11/16/2029	3,546	3,499
1.056% due 07/16/2028	117	116
1.062% due 05/16/2027	62	60
1.106% due 04/16/2032	228	224
1.206% due 05/16/2029	313	312
1.499% due 08/20/2058	48,017	44,244
1.547% due 08/20/2058	13,153	12,242
1.597% due 01/16/2030 - 02/16/2030	10,814	10,902
3.000% due 02/20/2034	3,264	3,266
3.132% due 02/20/2059	12,427	12,578
3.625% due 02/20/2035	383	377
3.750% due 11/20/2034	7,164	7,169
4.000% due 10/20/2033 - 06/20/2038	6,220	6,239
4.125% due 12/20/2017 - 10/20/2030	4,644	4,675
4.500% due 08/20/2033 - 05/01/2039	165,637	169,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.625% due 07/20/2018 - 09/20/2035	$14,333	$14,407
4.750% due 01/20/2031 - 03/20/2032	304	309
5.000% due 05/01/2039	40,400	41,732
5.100% due 04/20/2039	22,000	22,241
5.250% due 02/20/2030	885	904
5.375% due 06/20/2021 - 05/20/2032	7,580	7,715
5.500% due 05/20/2016 - 05/01/2039	369,277	384,373
6.000% due 06/15/2009 - 04/01/2039	273,398	285,856
6.000% due 08/15/2038 (f)	29,701	31,068
6.500% due 12/15/2023 - 04/01/2039	221,608	232,655
7.500% due 10/15/2022 - 06/15/2033	3,909	4,140

Small Business Administration
5.600% due 09/01/2028	5,191	5,683
7.449% due 08/01/2010	23	24

Total U.S. Government Agencies (Cost $1,658,934)		1,683,889

MORTGAGE-BACKED SECURITIES 7.3%

Bear Stearns Commercial Mortgage Securities
0.389% due 09/11/2042 (a)	30,382	348
5.405% due 12/11/2040	6,000	4,736
5.700% due 06/11/2050	4,000	3,047

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	6,530	4,135

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.424% due 10/15/2048 (a)	168,483	2,606
5.322% due 12/11/2049	10,000	6,688

Credit Suisse Mortgage Capital Certificates
0.574% due 09/15/2039 (a)	97,840	1,961
5.467% due 09/15/2039	12,200	8,106

CS First Boston Mortgage Securities Corp.
0.243% due 08/15/2038 (a)	8,218	58
3.201% due 03/25/2032	58	44

GMAC Commercial Mortgage Securities, Inc.
0.098% due 05/10/2040 (a)	133,975	105

GS Mortgage Securities Corp. II
0.829% due 01/10/2040 (a)	141,291	1,098

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	14,527	8,451

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	7,066	5,096
5.305% due 01/15/2049	6,000	4,821
6.162% due 05/12/2034	4,720	4,554

LB-UBS Commercial Mortgage Trust
0.168% due 11/15/2040 (a)	67,098	384
1.053% due 03/15/2036 (a)	2,817	53

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	8,000	5,670
5.172% due 12/12/2049	9,000	5,261

Merrill Lynch Mortgage Trust
1.546% due 07/12/2034 (a)	12,681	51

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,622	1,307

Morgan Stanley Capital I
0.496% due 11/12/2041 (a)	41,259	618
0.896% due 04/15/2038 (a)	54,467	939

Structured Asset Mortgage Investments, Inc.
1.216% due 09/19/2032	133	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
0.652% due 07/25/2036	$5,038	$4,408

WaMu Mortgage Pass-Through Certificates
4.557% due 09/25/2033	1,651	1,627

Total Mortgage-Backed Securities (Cost $92,255)		76,272

ASSET-BACKED SECURITIES 6.5%

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	19	7

BA Credit Card Trust
0.756% due 01/15/2013	4,300	4,128

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	698	663
4.260% due 05/15/2013	15,800	15,754
4.550% due 03/15/2013	7,139	7,185

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	27	18

Citibank Omni Master Trust
1.623% due 12/23/2013	3,300	2,991

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,493	751

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	6,000	5,610

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

Massachusetts Educational Financing Authority
2.109% due 04/25/2038	5,867	4,957

Saxon Asset Securities Trust
1.042% due 08/25/2032	8	7

SLM Student Loan Trust
2.659% due 04/25/2023	6,239	6,131

South Carolina Student Loan Corp.
1.761% due 09/02/2014	1,899	1,880
1.811% due 03/01/2018	6,500	6,296
2.011% due 03/02/2020	8,400	7,828
2.261% due 09/03/2024	4,300	3,928

Structured Asset Securities Corp.
0.812% due 01/25/2033	86	44

Total Asset-Backed Securities (Cost $71,827)		68,204

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)
0.190% due 04/01/2009	4,600	4,600
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $4,715. Repurchase proceeds are $4,600.)

		9,600

U.S. TREASURY BILLS 0.8%
0.134% due 04/09/2009 - 06/11/2009 (b)(d)	7,740	7,739

Total Short-Term Instruments (Cost $17,339)		17,339

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  GNMA Fund  (Cont.)

VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $21)	$1

Total Investments 180.5% (Cost $1,878,232)	$1,883,704

Written Options (i) (0.0%) (Premiums $477)	(153)

Other Assets and Liabilities (Net) (80.5%)	(840,211)

Net Assets 100.0%	$1,043,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	The GNMA Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $7,739 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $72,498 at a weighted average interest rate of 2.390%. On March 31, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $405 and cash of $715 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	188	$764

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	UBS	(2.250%	)	12/25/2035	$1,955	$1,911	$0	$1,911
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	447	0	447

						$2,358	$0	$2,358

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	JPM	2.550%	12/25/2035	$1,955	$(1,911)	$0	$(1,911)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$3,000	$2,758	$390	$2,368
CMBX.NA AAA 2 Index	MSC	(0.070%	)	03/15/2049	10,750	3,079	2,735	344
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,500	858	205	653
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	10,750	3,729	3,520	209

						$10,424	$6,850	$3,574

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,854	$(1,779)	$(997)	$(782)
ABX.HE BBB 06-2 Index	GSC	2.420%	05/25/2046	565	(530)	(164)	(366)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	1,159	(1,111)	(631)	(480)

					$(3,420)	$(1,792)	$(1,628)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

54	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	$5,000	$(829)	$(863)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	6,500	(1,266)	(37)	(1,229)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	16,300	(1,517)	(675)	(842)

						$(3,612)	$(1,575)	$(2,037)

(h)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 4.000% due 06/01/2024	$70.000	06/09/2009	$25,000	$3	$1
Put - OTC Ginnie Mae 5.500% due 04/01/2039	91.000	04/13/2009	150,000	18	0

				$21	$1

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	324	$60	$78
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	324	116	69

				$176	$147

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,800	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,800	35	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	16,800	85	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	16,800	88	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,300	27	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,300	31	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	6,000	21	2

							$301	$6

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	648	63,800	477
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	648	$63,800	$477

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2024	$9,300	$9,528	$9,576
Fannie Mae	4.500%	04/01/2039	134,000	134,820	136,931
Fannie Mae	5.000%	04/01/2024	5,100	5,259	5,289

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments GNMA Fund (Cont.)	March 31, 2009

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2024	$700	$725	$730
Fannie Mae	5.500%	04/01/2039	117,000	120,665	121,442
Freddie Mac	6.000%	04/01/2039	26,000	26,959	27,182
Ginnie Mae	5.000%	04/01/2039	40,000	41,113	41,469
Ginnie Mae	6.000%	04/01/2039	97,000	100,624	101,320
Ginnie Mae	6.500%	04/01/2039	154,000	160,378	161,483

				$600,071	$605,422

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$31,315	$1,761,071	$91,318	$1,883,704
Short Sales, at value	0	(605,422)	0	(605,422)
Other Financial Instruments ++	764	(244)	447	967

Total	$32,079	$1,155,405	$91,765	$1,279,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,498	$90,110	$18	$(1)	$(307)	$0	$91,318
Other Financial Instruments ++	2,849	0	0	0	(2,402)	0	447

Total	$4,347	$90,110	$18	$(1)	$(2,709)	$0	$91,765

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

56	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Government Money Market Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.9%

Fannie Mae
3.250% due 02/10/2010	$1,000	$1,018
5.125% due 07/13/2009	1,600	1,621

Freddie Mac
3.125% due 02/04/2010	1,000	1,017

Total U.S. Government Agencies (Cost $3,656)		3,656

SHORT-TERM INSTRUMENTS 93.0%

COMMERCIAL PAPER 35.7%

Fannie Mae
0.182% due 05/18/2009	3,000	2,999
0.360% due 04/22/2009	500	500

Federal Home Loan Bank
0.410% due 05/01/2009	500	500
0.650% due 09/01/2009	2,000	1,995
1.024% due 02/10/2010	1,200	1,190
1.294% due 04/30/2009	5,000	5,006

Freddie Mac
0.400% due 05/11/2009	500	500
0.480% due 06/22/2009	100	100
0.530% due 09/08/2009	4,300	4,290
0.610% due 09/25/2009	1,600	1,595
0.868% due 01/04/2010	300	298

		18,973

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 37.4%

Barclays Capital, Inc.
0.160% due 04/01/2009	$5,300	$5,300
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $5,405. Repurchase proceeds are $5,300.)
0.240% due 04/01/2009	2,500	2,500
(Dated 03/25/2009. Collateralized by Fannie Mae 5.000% due 03/01/2036 valued at $2,535. Repurchase proceeds are $2,500.)

Goldman Sachs & Co.
0.170% due 04/01/2009	5,300	5,300
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $5,346. Repurchase proceeds are $5,300.)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	4,000	4,000
(Dated 03/31/2009. Collateralized by Freddie Mac 2.375% due 05/28/2010 valued at $4,088. Repurchase proceeds are $4,000.)
0.270% due 04/01/2009	2,700	2,700
(Dated 03/31/2009. Collateralized by Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $2,780. Repurchase proceeds are $2,700.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.080% due 04/01/2009	$100	$100

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $105. Repurchase proceeds are $100.)
		19,900

U.S. TREASURY BILLS 19.9%
0.121% due 04/02/2009 - 04/09/2009 (a)	10,600	10,600

Total Short-Term Instruments (Cost $49,473)		49,473

Total Investments 99.9% (Cost $53,129)		$53,129

Other Assets and Liabilities (Net) 0.1%		32

Net Assets 100.0%		$53,161

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$53,129	$0	$53,129
Other Financial Instruments ++	0	0	0	0

Total	$0	$53,129	$0	$53,129

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Income Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.0%

Short-Term Floating NAV Portfolio	310,492	$3,106

Total PIMCO Funds (Cost $3,106)		3,106

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$492	266

Ford Motor Co.
3.560% due 12/16/2013	248	119

Total Bank Loan Obligations (Cost $699)		385

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 8.6%

AES Ironwood LLC
8.857% due 11/30/2025	84	74

American Express Bank FSB
5.500% due 04/16/2013	250	216

American Express Centurion Bank
0.714% due 06/12/2012	2,000	1,665

American Express Co.
7.000% due 03/19/2018	150	133

American International Group, Inc.
4.250% due 05/15/2013	500	202
5.850% due 01/16/2018	2,100	824
8.175% due 05/15/2058	1,075	92
8.250% due 08/15/2018	275	118

ANZ National International Ltd.
6.200% due 07/19/2013	175	169

Bank of America Corp.
6.000% due 09/01/2017	500	426
8.000% due 12/29/2049	3,525	1,413

Barclays Bank PLC
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	275	121

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	975
6.950% due 08/10/2012	137	140

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	6

CIT Group, Inc.
1.464% due 07/28/2011	1,400	898
1.474% due 11/03/2010	125	92
1.481% due 02/13/2012	2,640	1,619
4.250% due 02/01/2010	100	86
5.125% due 09/30/2014	200	121

Citigroup Capital XXI
8.300% due 12/21/2057	275	133

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	432
8.400% due 04/29/2049	2,325	1,317

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,870

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	241

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$50	$43
7.000% due 10/01/2013	175	117
7.375% due 10/28/2009	60	54
8.000% due 12/15/2016	750	494

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	50	52

General Electric Capital Corp.
1.300% due 11/01/2012	790	637
1.474% due 04/10/2012	1,060	885
6.875% due 01/10/2039	4,200	3,439

GMAC LLC
6.875% due 08/28/2012	600	331
8.000% due 11/01/2031	290	108

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	50	46
6.250% due 09/01/2017	500	464
6.750% due 10/01/2037	250	170

HBOS PLC
6.750% due 05/21/2018	100	77

International Lease Finance Corp.
4.875% due 09/01/2010	500	365

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	235

KRATON Polymers LLC
8.125% due 01/15/2014	25	8

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	12

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	75	71
6.875% due 04/25/2018	200	157

Morgan Stanley
5.950% due 12/28/2017	300	273

NSG Holdings LLC
7.750% due 12/15/2025	125	99

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	90

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
1.319% due 07/26/2010	50	35
1.389% due 10/25/2011	1,060	611
8.450% due 06/15/2018	25	13

SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	269	148
2.541% due 06/15/2013	260	118

Tenneco, Inc.
8.125% due 11/15/2015	150	31

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	102

UBS AG
5.750% due 04/25/2018	100	84

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Universal City Development Partners
11.750% due 04/01/2010	200	172

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	65	23
8.375% due 05/01/2010	50	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
6.625% due 10/15/2014	$20	$18
6.750% due 04/01/2017	175	150
7.125% due 06/01/2015	50	45

Wells Fargo & Co.
7.980% due 02/28/2049	400	188

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,025	489

Wells Fargo Capital XV
9.750% due 09/26/2044	350	256

		26,326

INDUSTRIALS 7.2%

Actuant Corp.
6.875% due 06/15/2017	50	43

Allied Waste North America, Inc.
7.250% due 03/15/2015	105	99

Allison Transmission, Inc.
11.000% due 11/01/2015	170	82

Altria Group, Inc.
9.250% due 08/06/2019	75	80

American Stores Co.
8.000% due 06/01/2026	250	215

AmeriGas Partners LP
7.125% due 05/20/2016	230	217
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	600	518

ARAMARK Corp.
4.670% due 02/01/2015	50	38
8.500% due 02/01/2015	175	162

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	112

Berry Plastics Corp.
5.844% due 02/15/2015	155	113
8.875% due 09/15/2014	75	42

Biomet, Inc.
10.000% due 10/15/2017	290	289
10.375% due 10/15/2017 (c)	100	85
11.625% due 10/15/2017	315	280

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	447

Cascades, Inc.
7.250% due 02/15/2013	25	14

Celestica, Inc.
7.875% due 07/01/2011	210	206

Charter Communications Operating LLC
8.000% due 04/30/2012	70	65
8.375% due 04/30/2014	75	66

Chesapeake Energy Corp.
7.250% due 12/15/2018	100	83
7.500% due 09/15/2013	125	115
7.500% due 06/15/2014	250	227

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	45

Comcast Corp.
5.900% due 03/15/2016	500	484

Community Health Systems, Inc.
8.875% due 07/15/2015	440	418

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	119

58	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	$200	$25

Crown Americas LLC
7.625% due 11/15/2013	135	136

CSC Holdings, Inc.
6.750% due 04/15/2012	75	73
7.625% due 07/15/2018	400	362
7.875% due 02/15/2018	30	28
8.500% due 06/15/2015	125	123

DaVita, Inc.
6.625% due 03/15/2013	100	98
7.250% due 03/15/2015	115	111

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	523

Dex Media West LLC
9.875% due 08/15/2013	140	28

DirecTV Holdings LLC
8.375% due 03/15/2013	180	183

DISH DBS Corp.
6.375% due 10/01/2011	25	24
7.000% due 10/01/2013	145	135
7.125% due 02/01/2016	355	320

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	860

El Paso Corp.
7.800% due 08/01/2031	325	245
8.050% due 10/15/2030	25	19

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	31
8.375% due 08/01/2066	370	248

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	1,705

Ferrellgas Partners LP
6.750% due 05/01/2014	75	63

First Data Corp.
9.875% due 09/24/2015	465	274

Ford Motor Co.
9.215% due 09/15/2021	25	7

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	200	187

Freescale Semiconductor, Inc.
5.195% due 12/15/2014	25	4
8.875% due 12/15/2014	75	16

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	82

General Motors Corp.
7.700% due 04/15/2016	170	21
8.250% due 07/15/2023	75	9

Georgia-Pacific LLC
7.000% due 01/15/2015	350	329
7.700% due 06/15/2015	215	196
8.000% due 01/15/2024	175	140
8.875% due 05/15/2031	150	121

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	125	104

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	200	39

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
9.125% due 11/15/2014	$200	$188
9.250% due 11/15/2016	750	684

Intergen NV
9.000% due 06/30/2017	175	159

Nalco Co.
7.750% due 11/15/2011	50	50
8.875% due 11/15/2013	75	72

New Albertson’s, Inc.
7.450% due 08/01/2029	125	104

Newfield Exploration Co.
7.125% due 05/15/2018	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	287

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	390	64

NPC International, Inc.
9.500% due 05/01/2014	100	78

OPTI Canada, Inc.
8.250% due 12/15/2014	165	75

Pfizer, Inc.
7.200% due 03/15/2039	75	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,018

Quebecor Media, Inc.
7.750% due 03/15/2016	350	268

Range Resources Corp.
7.500% due 10/01/2017	25	23

RH Donnelley Corp.
8.875% due 01/15/2016	20	1
8.875% due 10/15/2017	175	11

Roche Holdings, Inc.
6.000% due 03/01/2019	100	103

SandRidge Energy, Inc.
5.060% due 04/01/2014	275	165
8.625% due 04/01/2015 (c)	150	98

Sanmina-SCI Corp.
8.125% due 03/01/2016	75	27

Seagate Technology HDD Holdings
2.275% due 10/01/2009	300	287

SemGroup LP
8.750% due 11/15/2015 (a)	250	10

Sensata Technologies BV
8.000% due 05/01/2014	300	92

Sonat, Inc.
7.625% due 07/15/2011	200	194

Suburban Propane Partners LP
6.875% due 12/15/2013	60	57

Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	280

Times Square Hotel Trust
8.528% due 08/01/2026	2,278	1,368

TRW Automotive, Inc.
7.000% due 03/15/2014	25	11
7.250% due 03/15/2017	300	126

United Airlines, Inc.
7.730% due 07/01/2010	36	35

United Rentals North America, Inc.
6.500% due 02/15/2012	190	153

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verso Paper Holdings LLC
9.125% due 08/01/2014	$170	$65

West Corp.
9.500% due 10/15/2014	120	84

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	125	117

Windstream Corp.
8.625% due 08/01/2016	425	420

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	107

Xerox Corp.
7.125% due 06/15/2010	75	77

		22,061

UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	325	280
8.000% due 06/01/2020	50	41
8.875% due 02/15/2011	50	50
9.750% due 04/15/2016 (b)	50	47

Appalachian Power Co.
7.950% due 01/15/2020	50	51

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	268

Energy Future Holdings Corp.
10.875% due 11/01/2017	220	143
11.250% due 11/01/2017 (c)	75	32

Frontier Communications Corp.
6.625% due 03/15/2015	25	21
7.000% due 11/01/2025	120	68
7.125% due 03/15/2019	165	130
9.000% due 08/15/2031	100	69

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	1

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	67
8.625% due 11/14/2011	25	24

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	241

Knight, Inc.
5.150% due 03/01/2015	50	42

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	117

NGPL PipeCo. LLC
7.119% due 12/15/2017	100	92
7.768% due 12/15/2037	1,000	876

NRG Energy, Inc.
7.375% due 02/01/2016	710	662
7.375% due 01/15/2017	125	117

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	247

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	100
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	239

Qwest Corp.
6.500% due 06/01/2017	400	334
7.875% due 09/01/2011	100	99
8.875% due 03/15/2012	150	149

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Reliant Energy, Inc.
6.750% due 12/15/2014	$220	$204

Sprint Capital Corp.
6.375% due 05/01/2009	50	50
6.900% due 05/01/2019	250	178
8.375% due 03/15/2012	75	68
8.750% due 03/15/2032	400	270

Sprint Nextel Corp.
6.000% due 12/01/2016	160	115

Telesat Canada
11.000% due 11/01/2015	175	146

Tenaska Alabama Partners LP
7.000% due 06/30/2021	133	103

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	247
10.500% due 11/01/2016 (c)	400	150

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	131

		6,294

Total Corporate Bonds & Notes (Cost $70,020)		54,681

CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	78
2.500% due 05/15/2037	100	66

Total Convertible Bonds & Notes (Cost $177)		144

U.S. GOVERNMENT AGENCIES 97.1%

Fannie Mae
0.582% due 12/25/2036	375	335
0.642% due 03/25/2034	34	30
0.672% due 08/25/2034	19	18
0.722% due 10/27/2037	4,000	3,602
0.872% due 11/25/2032 - 03/25/2044	106	101
0.922% due 06/25/2029 - 08/25/2036	145	140
0.956% due 04/18/2028 - 09/18/2031	30	29
0.962% due 11/25/2021	18	18
1.012% due 07/25/2021	31	30
1.262% due 08/25/2022	15	13
1.362% due 05/25/2022	14	14
1.412% due 05/25/2018 - 10/25/2020	61	61
1.462% due 04/25/2021 - 10/25/2021	119	119
1.603% due 11/01/2028	839	850
1.762% due 01/25/2024	49	49
1.862% due 11/25/2021	58	58
2.100% due 04/25/2023	17	17
2.230% due 03/25/2022	28	27
2.280% due 09/25/2022	14	13
2.330% due 01/25/2022	83	80
2.800% due 03/01/2034	71	71
2.945% due 02/01/2032	77	77
2.955% due 09/25/2022	15	15
3.022% due 10/01/2044	24	23
3.222% due 10/01/2040	324	321
3.375% due 07/01/2025 - 02/01/2032	232	232
3.591% due 02/01/2033	68	68
3.671% due 01/01/2018	81	79
3.755% due 03/01/2034	157	157
3.828% due 12/01/2033	166	165
3.923% due 02/01/2032	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.936% due 02/01/2033	$74	$75
3.998% due 12/01/2035	43	43
4.007% due 11/01/2020	74	74
4.035% due 02/01/2033	49	49
4.077% due 08/01/2033	233	237
4.083% due 05/01/2034	430	434
4.107% due 12/01/2034	495	497
4.183% due 01/01/2018	10	10
4.196% due 04/01/2018	75	75
4.211% due 12/01/2035	26	27
4.250% due 11/01/2032 - 01/01/2033	217	220
4.251% due 11/01/2029	102	103
4.271% due 11/01/2032	35	36
4.343% due 01/01/2033	134	134
4.357% due 03/01/2020	13	13
4.360% due 12/01/2032	68	68
4.375% due 09/01/2017 - 03/01/2033	148	148
4.382% due 05/01/2018	47	47
4.395% due 04/01/2033	17	17
4.400% due 04/01/2017	7	7
4.405% due 07/01/2017 - 07/01/2026	137	137
4.407% due 12/01/2032	119	119
4.416% due 08/01/2026	21	21
4.432% due 08/01/2036	28	28
4.436% due 01/01/2035	547	557
4.504% due 03/01/2036	691	692
4.522% due 07/01/2019	94	94
4.530% due 12/01/2027	38	38
4.538% due 11/01/2018	2	2
4.546% due 12/01/2032	36	36
4.562% due 11/01/2034	51	53
4.582% due 07/01/2018	11	11
4.590% due 10/01/2025	77	77
4.592% due 05/01/2033	642	648
4.602% due 06/01/2025	5	5
4.611% due 08/01/2017	26	26
4.621% due 09/01/2035	67	68
4.624% due 09/01/2033	69	70
4.625% due 01/01/2029	206	207
4.651% due 09/01/2024	7	7
4.683% due 03/01/2033	362	369
4.687% due 01/01/2035	311	315
4.692% due 04/01/2033	108	108
4.729% due 10/01/2034	478	487
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.777% due 08/01/2031	309	313
4.780% due 07/01/2017	9	9
4.792% due 03/01/2038	10	11
4.818% due 04/01/2024	20	20
4.820% due 12/01/2031	47	48
4.831% due 05/01/2038	329	335
4.849% due 04/01/2032	129	131
4.857% due 07/01/2033	57	57
4.861% due 08/01/2017	18	18
4.863% due 08/01/2036	297	300
4.905% due 10/01/2032	49	50
4.949% due 07/01/2025	3	3
4.964% due 05/01/2018	28	28
4.975% due 09/01/2022	32	34
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
4.999% due 11/01/2033	138	139
5.000% due 01/01/2016 - 08/25/2033	384	385
5.005% due 07/01/2036	106	108
5.012% due 11/01/2033	72	73
5.053% due 09/01/2031	4	4
5.060% due 07/01/2032	47	48
5.067% due 05/01/2033	66	67
5.075% due 01/01/2018	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.095% due 07/01/2032	$445	$446
5.105% due 07/01/2035	44	44
5.125% due 10/01/2016 - 09/01/2024	69	71
5.128% due 10/01/2032	271	275
5.141% due 09/01/2033	28	29
5.146% due 08/01/2032	236	240
5.163% due 09/01/2018	32	33
5.171% due 01/01/2018	10	10
5.175% due 03/01/2016	7	7
5.193% due 08/01/2032	32	32
5.220% due 05/01/2024	120	120
5.250% due 09/01/2016 - 05/01/2032	238	238
5.255% due 07/01/2032	686	704
5.275% due 09/01/2032	38	39
5.277% due 08/01/2032	27	28
5.290% due 06/01/2019	21	21
5.295% due 10/01/2017	59	61
5.299% due 10/01/2033	17	18
5.315% due 05/01/2024	52	52
5.334% due 10/01/2035	535	540
5.336% due 06/01/2032	376	380
5.395% due 09/01/2031	168	170
5.399% due 05/01/2019	11	11
5.500% due 07/01/2017 - 06/01/2048	22,587	23,438
5.500% due 06/01/2038 -
09/01/2038 (g)	33,602	34,916
5.548% due 10/01/2025	5	5
5.572% due 09/01/2017	18	18
5.607% due 09/01/2030	119	119
5.609% due 11/01/2029	80	81
5.619% due 04/01/2028	26	26
5.625% due 06/01/2017	9	9
5.845% due 05/01/2028	12	12
6.000% due 09/01/2034 - 09/01/2038	57,852	60,375
6.000% due 09/01/2036 - 07/01/2038 (g)	58,481	61,160
6.001% due 10/01/2036	128	133
6.051% due 03/01/2036	73	75
6.500% due 06/25/2028 - 10/25/2031	558	591
6.619% due 04/01/2027	139	147
6.850% due 12/18/2027	49	52
6.900% due 05/25/2023	203	218
7.000% due 07/25/2022 - 08/01/2036	4,386	4,670
7.500% due 07/25/2022 - 06/25/2042	475	512
7.660% due 05/01/2015	943	1,044
8.000% due 04/25/2021 - 07/25/2022	107	112
8.600% due 08/25/2019	377	417

Freddie Mac
3.222% due 07/25/2044	43	42
3.940% due 02/01/2033	10	10
4.000% due 02/15/2017	158	160
4.011% due 05/01/2035	359	366
4.111% due 10/01/2026	9	9
4.167% due 07/01/2037	221	224
4.207% due 09/01/2033	582	583
4.332% due 11/01/2031	102	103
4.375% due 01/01/2020	34	34
4.381% due 01/01/2035	17	17
4.405% due 06/01/2019	28	29
4.415% due 07/01/2034	349	355
4.423% due 05/01/2019	10	10
4.444% due 01/01/2033	32	33
4.456% due 11/01/2017	35	36
4.498% due 01/01/2033	29	29
4.499% due 02/01/2018	54	54
4.597% due 09/01/2034	375	378

60	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.638% due 12/01/2034	$82	$84
4.642% due 01/01/2035	399	404
4.724% due 05/01/2029 - 10/01/2032	279	282
4.776% due 04/01/2033	7	7
4.870% due 09/01/2033	29	29
4.875% due 04/01/2017	383	384
4.883% due 06/01/2033	58	58
4.884% due 02/01/2026 - 08/01/2034	136	137
4.899% due 01/01/2035	296	300
4.968% due 06/01/2019	67	67
5.005% due 08/01/2024	34	34
5.007% due 03/01/2032	739	743
5.015% due 08/01/2034	272	279
5.033% due 11/01/2031	129	133
5.085% due 08/01/2017	12	12
5.108% due 09/01/2023	44	45
5.122% due 07/01/2033	66	67
5.125% due 07/01/2017	47	48
5.135% due 05/01/2033	62	63
5.137% due 07/01/2024	16	16
5.147% due 03/01/2031	146	148
5.157% due 07/01/2025	124	127
5.208% due 11/01/2029	731	739
5.228% due 07/01/2033	229	235
5.230% due 09/01/2031	361	364
5.240% due 02/01/2015	75	76
5.250% due 09/01/2032	218	219
5.257% due 02/01/2036	159	163
5.276% due 11/01/2035	324	334
5.287% due 04/01/2036	73	75
5.320% due 12/01/2033	482	487
5.327% due 09/01/2024	40	40
5.333% due 04/01/2032	126	128
5.459% due 08/01/2035	33	33
5.480% due 09/01/2037	23	23
5.500% due 08/23/2017 - 08/01/2037	31,720	35,932
5.500% due 02/01/2038 (g)	10,228	10,625
5.524% due 04/01/2036 - 09/01/2037	169	175
5.561% due 05/01/2037	94	96
5.667% due 05/01/2019	497	502
5.702% due 06/01/2037	13	14
5.717% due 12/01/2037	37	39
5.752% due 09/01/2037	29	30
5.809% due 08/01/2037	26	27
5.830% due 08/01/2037	8	9
5.844% due 01/01/2037	594	617
5.871% due 11/01/2036	17	18
5.873% due 08/01/2037	14	15
5.922% due 08/01/2036	28	29
5.937% due 03/01/2025	3	3
5.966% due 09/01/2037	61	64
5.968% due 09/01/2036	23	23
6.000% due 03/15/2017 - 12/01/2023	2,319	2,476
6.069% due 03/01/2025	83	85
6.374% due 10/01/2035	656	667
6.450% due 02/01/2037	88	91
6.500% due 11/15/2021 - 03/15/2024	464	499
6.750% due 01/15/2024	53	56
6.862% due 09/01/2037	1,728	1,781
6.867% due 09/01/2018	43	44
7.000% due 10/15/2013 - 12/01/2047	6,273	6,628
7.500% due 09/01/2011 - 01/15/2023	1,200	1,257
8.500% due 06/15/2031	655	720
8.657% due 05/15/2023	73	76
9.000% due 09/15/2020 - 02/15/2021	384	417
9.500% due 03/15/2020	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
4.000% due 10/20/2030 - 01/20/2035	$287	$289
4.125% due 10/20/2025 - 12/20/2026	35	36
4.625% due 08/20/2027 - 10/20/2029	208	209
4.750% due 01/20/2032 - 03/20/2032	420	426
5.125% due 08/20/2033	36	37
5.250% due 02/20/2029	52	53
5.375% due 06/20/2022 - 06/20/2032	883	898
5.500% due 04/20/2037	56	56
6.100% due 06/15/2028 - 03/15/2029	2,362	2,493
6.490% due 01/15/2028 - 01/15/2029	1,957	2,085

Small Business Administration
4.727% due 02/10/2019	2,000	2,022
5.160% due 02/01/2028	2,358	2,512
5.170% due 01/01/2028	4,715	5,026
5.370% due 04/01/2028	1,948	2,073
Vendee Mortgage Trust
6.500% due 09/15/2024	290	305

Total U.S. Government Agencies (Cost $288,339)		297,691

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	241	241
5.634% due 07/10/2046	500	375
6.186% due 06/11/2035	255	245

Banc of America Funding Corp.
4.110% due 05/25/2035	118	47
4.187% due 06/20/2035	172	75
4.606% due 02/20/2036	137	91
5.979% due 10/20/2046	1,882	784

Banc of America Mortgage Securities, Inc.
0.922% due 03/25/2034	165	158
0.972% due 01/25/2034	70	67
4.147% due 07/25/2034	137	135
4.709% due 04/25/2035	238	159
5.470% due 07/20/2032	58	43

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,730	1,049
4.637% due 01/25/2035	143	105
5.342% due 03/25/2035	813	506

Bear Stearns Alt-A Trust
0.682% due 06/25/2046	3,516	1,182
6.250% due 08/25/2036	2,791	1,175

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	8	8
7.000% due 05/20/2030	393	381

CC Mortgage Funding Corp.
0.652% due 05/25/2048	360	130

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	325	202

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,013

Countrywide Alternative Loan Trust
2.943% due 07/20/2035	205	73
6.000% due 04/25/2037	2,728	1,582
6.250% due 08/25/2037	1,959	980
6.500% due 06/25/2036	1,533	774

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	106	45
0.792% due 03/25/2035	236	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.842% due 03/25/2035	$287	$123
4.862% due 07/19/2033	333	276
4.957% due 02/25/2034	239	184
5.071% due 05/19/2033	202	161
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	980	594

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,220	584
4.940% due 12/15/2035	500	473
5.185% due 03/25/2034	233	176
5.603% due 07/15/2035	500	481
5.750% due 04/22/2033	1,268	1,225

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.672% due 02/25/2047	1,613	581

Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	749	121
0.956% due 11/19/2044	135	30
4.113% due 07/19/2044	96	30

First Horizon Asset Securities, Inc.
1.022% due 03/25/2018	174	172
4.207% due 03/25/2033	158	128

First Republic Mortgage Loan Trust
0.806% due 11/15/2030	123	100
0.906% due 11/15/2031	49	40

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	484

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,966	1,076
0.782% due 10/25/2045	50	27

GSAA Trust
6.000% due 04/01/2034	577	498

GSR Mortgage Loan Trust
4.210% due 04/25/2032	71	47
4.541% due 09/25/2035	373	217
4.771% due 09/25/2034	212	147
4.842% due 08/25/2034	463	368
5.242% due 11/25/2035	455	293

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	409	369
0.746% due 01/19/2038	3,953	1,406
0.866% due 08/19/2045	56	23

Indymac Index Mortgage Loan Trust
5.424% due 10/25/2034	303	196

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	474

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	359
5.430% due 02/15/2040	500	335

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	800	464
4.531% due 04/21/2034	57	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	106	91

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	189	195

Mellon Residential Funding Corp.
0.926% due 09/15/2030	225	185
0.996% due 12/15/2030	53	43

Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033	42	36

MLCC Mortgage Investors, Inc.
0.862% due 04/25/2028	107	83
2.096% due 10/25/2028	594	410

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.150% due 01/25/2030	$99	$66
4.975% due 01/25/2029	380	298

Morgan Stanley Capital I
5.208% due 11/14/2042	500	392
5.328% due 11/12/2041	580	448

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	95	81
6.000% due 05/25/2033	52	46
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	147	123

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	1,801	691
0.852% due 04/25/2037	3,580	1,483
6.000% due 08/25/2035	2,725	1,897

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	484	510

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,515	1,530

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,358	620

Sequoia Mortgage Trust
0.895% due 07/20/2033	109	83
0.925% due 10/20/2027	43	34
0.925% due 04/20/2033	174	151
0.945% due 10/20/2027	238	200
1.445% due 12/20/2032	195	163

Structured Asset Mortgage Investments, Inc.
0.752% due 07/25/2046	131	27
0.896% due 05/19/2035	213	106
5.995% due 05/25/2045	83	38

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	2,593	2,241
0.792% due 03/25/2044	208	116
0.892% due 09/25/2044	166	134

WaMu Mortgage Pass-Through Certificates
0.812% due 12/25/2045	194	81
0.832% due 01/25/2045	43	17
0.900% due 10/25/2044	209	106
0.940% due 11/25/2034	215	65
1.062% due 12/25/2027	350	247
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	16	10
3.133% due 07/25/2046	1,227	627
3.789% due 06/25/2034	55	54
3.932% due 06/25/2033	159	131

Wells Fargo Mortgage-Backed Securities Trust
4.233% due 09/25/2034	139	110
4.372% due 09/25/2034	214	169
4.435% due 12/25/2034	96	83
4.494% due 01/25/2035	100	97
4.544% due 02/25/2035	363	280
5.004% due 10/25/2034	256	186
5.500% due 12/25/2033	57	56

Total Mortgage-Backed Securities (Cost $58,293)		42,114

ASSET-BACKED SECURITIES 6.0%

American Express Credit Account Master Trust
1.056% due 02/15/2012	40	38

Ameriquest Mortgage Securities, Inc.
4.047% due 11/25/2032 (a)	192	13
6.147% due 02/25/2033 (a)	165	13

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	69	26

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.852% due 01/25/2036	$287	$254
0.872% due 09/25/2034	1,226	1,074
0.922% due 10/27/2032	70	44
1.012% due 06/25/2036	400	122
1.182% due 10/25/2032	104	60
1.522% due 10/25/2037	179	116
5.250% due 10/25/2033	1,807	1,639
5.500% due 06/25/2034	1,824	1,539
5.500% due 08/25/2036	3,936	2,109

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	1,148	345

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	89	73

Citibank Omni Master Trust
1.623% due 12/23/2013	2,000	1,813

Conseco Financial Corp.
6.110% due 09/01/2023	278	269
6.870% due 01/15/2029	434	338

Countrywide Asset-Backed Certificates
0.622% due 09/25/2047	398	339
0.862% due 12/25/2036	1,667	954

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	284	253

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	865

GSAA Trust
0.792% due 06/25/2035	671	285

HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034	1,958	1,292
1.345% due 11/20/2036	382	342

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	330	206
0.572% due 12/25/2036	165	95

Irwin Home Equity Corp.
1.062% due 07/25/2032	8	5

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	343	302

Morgan Stanley ABS Capital I
0.702% due 01/25/2036	702	586
1.602% due 03/25/2033	268	155

New Century Home Equity Loan Trust
0.892% due 08/25/2034	57	20

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	250	137

Residential Asset Mortgage Products, Inc.
1.722% due 09/25/2047	1,725	1,164

SBI HELOC Trust
0.692% due 08/25/2036	108	95

Soundview Home Equity Loan Trust
1.322% due 10/25/2037	330	297

Specialty Underwriting & Residential Finance
0.772% due 09/25/2036	796	592

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,002	534

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034	60	59

Total Asset-Backed Securities (Cost $22,799)		18,462

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	$1,098
8.625% due 05/22/2038		1,000	140

JLOC Ltd.
0.896% due 02/16/2016	JPY	7,071	69

SLM Corp.
2.193% due 11/15/2011	EUR	1,000	658

Total Foreign Currency-Denominated Issues (Cost $4,886)			1,965

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	3

Bank of America Corp.
7.250% due 12/31/2049		365	155

Citigroup, Inc.
6.500% due 12/31/2049 (a)		100	3

General Motors Corp.
5.250% due 03/06/2032		2,000	5

Wells Fargo & Co.
7.500% due 12/31/2049		300	144

Total Convertible Preferred Stocks (Cost $636)			310

PREFERRED STOCKS 0.1%

SLM Corp. CPI Linked
2.140% due 01/16/2018		51,000	411

Total Preferred Stocks (Cost $574)			411

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.5%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009		$301	301

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $310. Repurchase proceeds are $301.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (f)		1,500	1,500

U.S. TREASURY BILLS 11.9%
0.124% due 04/09/2009 - 06/11/2009 (d)(f)		36,625	36,621

Total Short-Term Instruments (Cost $38,421)			38,422

Total Investments 149.3% (Cost $487,950)			$457,691

Written Options (i) (0.0%) (Premiums $82)			(18)

Other Assets and Liabilities (Net) (49.3%)			(151,148)

Net Assets 100.0%			$306,525

62	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	The Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $37,985 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $86,147 at a weighted average interest rate of 2.109%. On March 31, 2009, securities valued at $105,082 were pledged as collateral for reverse repurchase agreements.
(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	(4.050%	)	09/20/2012	2.162%		$137	$(8)	$0	$(8)
Bear Stearns Cos., Inc.	GSC	(3.000%	)	12/20/2017	1.801%		1,000	(85)	0	(85)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		2,000	(12)	0	(12)
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	100	(1)	0	(1)

								$(106)	$0	$(106)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	6.375%	$2,000	$(157)	$0	$(157)
American International Group, Inc.	DUB	2.100%	03/20/2013	22.909%	3,000	(1,272)	0	(1,272)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	50	(4)	(5)	1
General Electric Capital Corp.	DUB	4.820%	12/20/2013	7.440%	2,000	(173)	0	(173)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%	50	(5)	(5)	0
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	50	(18)	(5)	(13)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	250	(79)	0	(79)
SLM Corp.	MLP	5.000%	12/20/2013	25.406%	2,000	(739)	(245)	(494)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	100	0	0	0

						$(2,447)	$(260)	$(2,187)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$4,000	$(3,678)	$(1,740)	$(1,938)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	2,000	(1,840)	(840)	(1,000)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,668)	(8,320)	(2,348)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,909)	(1,830)	(1,079)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,875)	(1,860)	(1,015)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	4,536	(1,629)	(330)	(1,299)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,536	(1,632)	(611)	(1,021)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,363	(850)	(175)	(675)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	12,500	(9,421)	(8,500)	(921)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(127)	(25)	(102)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	(885)	(1,120)	235
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	49	(2)	0	(2)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,950	(258)	0	(258)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,751	(1,203)	0	(1,203)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(304)	0	(304)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	100	(4)	(1)	(3)

					$(38,285)	$(25,352)	$(12,933)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Income Fund  (Cont.)

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$19,000	$3,674	$976	$2,698
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB	1,800	(67)	(72)	5

						$3,607	$904	$2,703

(i)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$ 2,000	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,000	10	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	9	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	300	9	13
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	300	4	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0

							$82	$18

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	98	13,600	150
Closing Buys	(41)	0	(18)
Expirations	(57)	0	(50)
Exercised	0	0	0

Balance at 03/31/2009	0	$13,600	$82

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	200	04/2009	$0	$(13)	$(13)
Buy		HSBC	21	04/2009	1	0	1
Sell		HSBC	701	04/2009	0	(46)	(46)
Buy		RBS	96	04/2009	0	(2)	(2)
Sell	GBP	DUB	1,056	04/2009	16	0	16
Sell		MSC	1,768	04/2009	21	0	21
Buy		UBS	102	04/2009	0	(4)	(4)
Sell	JPY	BNP	5,000	05/2009	1	0	1
Sell		MSC	5,000	06/2009	0	0	0

					$39	$(65)	$(26)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$3,411	$454,221	$59	$457,691
Other Financial Instruments ++	0	(12,567)	0	(12,567)

Total	$3,411	$441,654	$59	$445,124

64	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Long Duration Total Return Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 0.0%

Short-Term Floating NAV Portfolio	13,774	$138

Total PIMCO Funds (Cost $138)		138

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.560% due 08/03/2012	$985	531

Total Bank Loan Obligations (Cost $952)		531

CORPORATE BONDS & NOTES 43.0%

BANKING & FINANCE 18.0%

ABX Financing Co.
6.350% due 10/15/2036	10,490	8,848

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	735	376

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	100	97

American Express Bank FSB
0.584% due 06/12/2009	300	296
6.000% due 09/13/2017	200	169

American Express Co.
5.500% due 09/12/2016	300	247
6.150% due 08/28/2017	1,800	1,495
8.150% due 03/19/2038	10,500	9,571

American General Finance Corp.
3.875% due 10/01/2009	240	170
4.625% due 05/15/2009	40	37
5.625% due 08/17/2011	475	202
6.900% due 12/15/2017	200	70

American International Group, Inc.
0.606% due 06/16/2009	200	180
1.224% due 01/29/2010	1,400	884
4.700% due 10/01/2010	295	168
5.050% due 10/01/2015	2,000	890
5.850% due 01/16/2018	3,000	1,177
6.250% due 05/01/2036	7,080	2,489
6.250% due 03/15/2037	2,300	230
8.175% due 05/15/2058	3,400	290
8.250% due 08/15/2018	1,900	814

ANZ National International Ltd.
1.281% due 08/07/2009	500	500

Asian Development Bank
5.820% due 06/16/2028	500	623

Bank of America Corp.
1.356% due 11/06/2009	100	99
1.568% due 08/15/2016	100	64
5.650% due 05/01/2018	3,300	2,760
5.750% due 12/01/2017	1,550	1,305
6.000% due 09/01/2017	200	171
8.000% due 12/29/2049	1,030	413
8.125% due 12/29/2049	5,700	2,345

Bank of America N.A.
1.331% due 06/12/2009	200	200
6.000% due 10/15/2036	17,990	11,944

Bank One Corp.
7.625% due 10/15/2026	95	83
8.000% due 04/29/2027	100	99

Barclays Bank PLC
6.050% due 12/04/2017	1,100	867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.434% due 09/29/2049	$3,700	$1,539
7.700% due 04/29/2049	5,700	2,508

Bear Stearns Cos. LLC
1.341% due 08/21/2009	700	698
1.352% due 07/16/2009	400	399
1.404% due 01/31/2011	2,200	2,094
1.446% due 11/28/2011	100	96
1.448% due 08/15/2011	100	92
7.250% due 02/01/2018	3,000	3,105

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	230	229

BNP Paribas
1.716% due 06/04/2010	2,300	2,234
5.186% due 06/29/2049	7,000	2,877

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	8,400	7,912

Chubb Corp.
6.500% due 05/15/2038	200	193

CIT Group, Inc.
1.358% due 08/17/2009	400	357

Citigroup Capital XXI
8.300% due 12/21/2057	100	48

Citigroup Funding, Inc.
0.523% due 04/23/2009	500	499
1.226% due 06/26/2009	100	99
1.372% due 10/22/2009	100	94
2.291% due 05/07/2010	3,300	2,963

Citigroup, Inc.
1.262% due 12/28/2009	1,600	1,477
1.396% due 05/18/2010	100	90
5.500% due 04/11/2013	500	440
5.850% due 12/11/2034	220	168
5.875% due 05/29/2037	500	386
6.000% due 08/15/2017	3,700	3,200
6.125% due 08/25/2036	2,750	1,482
6.625% due 06/15/2032	4,250	2,372
6.875% due 03/05/2038	21,600	18,907
8.400% due 04/29/2049	6,230	3,529

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	2,700	2,399

Countrywide Financial Corp.
5.800% due 06/07/2012	300	261

Credit Agricole S.A.
1.256% due 05/28/2009	400	399
1.306% due 05/28/2010	200	196
6.637% due 05/29/2049	5,800	1,744

Credit Suisse New York
6.000% due 02/15/2018	3,800	3,322

Credit Suisse USA, Inc.
0.625% due 11/20/2009	2,200	2,173
1.331% due 11/20/2009	2,400	2,370
1.364% due 06/05/2009	900	897
6.125% due 11/15/2011	100	102

Fifth Third Bancorp
6.250% due 05/01/2013	255	244

General Electric Capital Corp.
1.301% due 05/10/2010	600	564
1.308% due 08/15/2011	100	86
1.620% due 02/01/2011	100	91
5.875% due 01/14/2038	37,650	27,000
6.150% due 08/07/2037	255	189
6.375% due 11/15/2067	6,150	2,991
6.750% due 03/15/2032	7,180	5,843
6.875% due 01/10/2039	21,600	17,685

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	5,500	5,459
1.332% due 06/28/2010	1,900	1,812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.416% due 02/06/2012	$500	$432
5.300% due 02/14/2012	380	367
5.750% due 10/01/2016	200	181
5.950% due 01/18/2018	1,500	1,365
6.125% due 02/15/2033	3,900	3,261
6.150% due 04/01/2018	7,600	6,958
6.250% due 09/01/2017	15,300	14,210
6.450% due 05/01/2036	900	571
6.750% due 10/01/2037	6,885	4,672

HBOS PLC
6.750% due 05/21/2018	8,500	6,568

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	332
5.875% due 11/01/2034	230	198
7.000% due 01/15/2039	16,700	16,400

HSBC Capital Funding LP
4.610% due 12/29/2049	600	254

HSBC Finance Corp.
1.491% due 05/10/2010	1,000	851
5.700% due 06/01/2011	400	340

HSBC Holdings PLC
6.500% due 05/02/2036	2,040	1,690
6.500% due 09/15/2037	7,900	6,491
6.800% due 06/01/2038	2,800	2,390

John Deere Capital Corp.
2.042% due 06/10/2011	11,700	11,122

JPMorgan Chase & Co.
1.348% due 05/16/2011	100	94
6.000% due 01/15/2018	2,000	2,025
6.400% due 05/15/2038	18,505	18,227
7.900% due 04/29/2049	2,900	1,867

JPMorgan Chase Capital XV
5.875% due 03/15/2035	17,000	10,006

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	11,500	7,822

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,710	1,102

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	7,550	4,791

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)	1,200	159

Lincoln National Corp.
6.300% due 10/09/2037	400	172

Merrill Lynch & Co., Inc.
1.291% due 05/08/2009	4,000	3,977
1.328% due 08/14/2009	200	196
1.359% due 07/25/2011	300	251
1.454% due 02/05/2010	100	94
1.544% due 09/09/2009	100	98
3.051% due 05/20/2009	300	298
6.050% due 08/15/2012	335	288
6.110% due 01/29/2037	200	100
6.400% due 08/28/2017	10,900	7,836
6.875% due 04/25/2018	8,400	6,584
7.750% due 05/14/2038	400	238

MetLife, Inc.
5.700% due 06/15/2035	7,400	5,132

Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,500	1,417

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.184% due 01/15/2010	300	289
1.291% due 05/07/2009	500	499
1.374% due 01/15/2010	200	191
1.392% due 01/18/2011	300	271

66	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.338% due 05/14/2010	$3,300	$3,216
5.550% due 04/27/2017	200	178
5.625% due 01/09/2012	575	554
6.250% due 08/28/2017	14,000	13,024
6.625% due 04/01/2018	10,100	9,653
7.250% due 04/01/2032	2,100	1,878

National Australia Bank Ltd.
1.352% due 09/11/2009	200	200

National City Bank
5.800% due 06/07/2017	380	347
6.200% due 12/15/2011	250	246

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	520	483

PNC Funding Corp.
5.500% due 09/28/2012	130	129

PNC Preferred Funding Trust I
8.700% due 02/28/2049	200	90

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	543

Rabobank Capital Funding Trust
5.254% due 12/29/2049	6,500	2,929

RBS Capital Trust II
6.425% due 12/29/2049	9,690	4,174

RBS Capital Trust III
5.512% due 09/29/2049	300	120

Resona Bank Ltd.
5.850% due 09/29/2049	100	51

Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	2,850	1,284

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	13,000	7,160

SLM Corp.
1.299% due 07/27/2009	100	96

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	500	317

SunTrust Banks, Inc.
6.000% due 09/11/2017	505	449

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	5,400	4,705

UBS AG
5.750% due 04/25/2018	7,900	6,624
5.875% due 12/20/2017	100	86

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	1,148

Wachovia Bank N.A.
2.138% due 05/14/2010	3,400	3,286
5.850% due 02/01/2037	1,050	765
6.600% due 01/15/2038	22,300	17,705

Wachovia Corp.
1.311% due 12/01/2009	1,800	1,774
5.500% due 08/01/2035	160	96
5.625% due 10/15/2016	100	77

Wells Fargo & Co.
5.375% due 02/07/2035	100	74
5.625% due 12/11/2017	2,000	1,829
7.980% due 02/28/2049	3,200	1,506

Wells Fargo Bank N.A.
5.950% due 08/26/2036	12,400	9,179

Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,354

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	2,353

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	$130	$130

		438,667

INDUSTRIALS 12.3%

Altria Group, Inc.
9.950% due 11/10/2038	55	55
10.200% due 02/06/2039	600	615

Amgen, Inc.
6.150% due 06/01/2018	4,900	5,186
6.375% due 06/01/2037	6,600	6,357
6.400% due 02/01/2039	2,825	2,728
6.900% due 06/01/2038	300	309

Anadarko Petroleum Corp.
1.720% due 09/15/2009	1,000	997
6.450% due 09/15/2036	7,025	4,928

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	500	417

Apache Corp.
6.000% due 01/15/2037	6,000	5,814

AstraZeneca PLC
6.450% due 09/15/2037	5,485	5,718

Barrick Gold Corp.
5.800% due 11/15/2034	10	8

Baxter International, Inc.
6.250% due 12/01/2037	1,780	1,844

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	415
6.200% due 08/15/2036	500	458

Canadian National Railway Co.
6.375% due 11/15/2037	400	424

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	1,469
6.250% due 03/15/2038	1,300	1,006
6.450% due 06/30/2033	100	76
6.500% due 02/15/2037	250	195
6.750% due 02/01/2039	4,125	3,279

Caterpillar, Inc.
6.050% due 08/15/2036	4,940	4,256

CODELCO, Inc.
7.500% due 01/15/2019	200	228

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,026

Comcast Corp.
6.400% due 05/15/2038	1,070	938
6.450% due 03/15/2037	300	263
6.950% due 08/15/2037	800	748
7.050% due 03/15/2033	10,990	10,257

Conoco Funding Co.
7.250% due 10/15/2031	10	10

Covidien International Finance S.A.
6.550% due 10/15/2037	500	495

Cox Communications, Inc.
6.450% due 12/01/2036	300	229

CSX Corp.
6.150% due 05/01/2037	800	568
7.450% due 04/01/2038	4,200	3,465

CVS Caremark Corp.
1.561% due 06/01/2010	100	96

CVS Pass-Through Trust
6.036% due 12/10/2028	156	118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
8.500% due 01/18/2031	$8,141	$7,303

Devon Energy Corp.
7.950% due 04/15/2032	5,500	5,717

Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	3,851

Eli Lilly & Co.
5.550% due 03/15/2037	35	33

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	629

EnCana Corp.
6.500% due 08/15/2034	1,850	1,528
6.500% due 02/01/2038	750	648
6.625% due 08/15/2037	1,600	1,399

Energy Transfer Partners LP
6.625% due 10/15/2036	1,300	970
7.500% due 07/01/2038	1,200	991

Enterprise Products Operating LLC
5.750% due 03/01/2035	600	441

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	1,927

Gaz Capital S.A.
7.288% due 08/16/2037	5,100	3,315
8.625% due 04/28/2034	510	454

Georgia-Pacific LLC
7.750% due 11/15/2029	80	60

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	4,100	3,680
6.375% due 05/15/2038	11,700	11,870

HCA, Inc.
9.250% due 11/15/2016	100	91

Hess Corp.
7.300% due 08/15/2031	1,300	1,135

Hewlett-Packard Co.
1.371% due 03/01/2012	100	96

International Business Machines Corp.
8.000% due 10/15/2038	1,100	1,313

KeySpan Corp.
5.803% due 04/01/2035	120	88

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	3,315
6.500% due 02/01/2037	700	563
6.950% due 01/15/2038	13,360	11,477
7.400% due 03/15/2031	300	269

Kraft Foods, Inc.
1.728% due 08/11/2010	600	584
6.500% due 11/01/2031	530	494
6.875% due 02/01/2038	900	888
7.000% due 08/11/2037	900	896

Kroger Co.
7.500% due 04/01/2031	200	221

Lockheed Martin Corp.
7.750% due 05/01/2026	7	8

Marathon Oil Corp.
6.600% due 10/01/2037	900	719

McDonald’s Corp.
5.700% due 02/01/2039	55	54

Merck & Co., Inc.
5.750% due 11/15/2036	55	53

Monsanto Co.
5.875% due 04/15/2038	100	96

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

News America, Inc.
6.200% due 12/15/2034	$300	$217

Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,392
7.250% due 02/15/2031	220	224

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,500	2,544

Nucor Corp.
6.400% due 12/01/2037	3,000	2,847

ONEOK Partners LP
6.850% due 10/15/2037	4,600	3,540

Oracle Corp.
6.500% due 04/15/2038	4,200	4,208

Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	375
6.625% due 06/15/2038	100	71

Petro-Canada
5.950% due 05/15/2035	300	206

Pfizer, Inc.
7.200% due 03/15/2039	14,800	15,943

Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,086

Plains All American Pipeline LP
6.650% due 01/15/2037	700	509

Reynolds American, Inc.
7.250% due 06/15/2037	700	513

Roche Holdings, Inc.
7.000% due 03/01/2039	16,000	16,818

Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	197
7.500% due 07/15/2038	3,100	2,930

Rohm & Haas Co.
6.000% due 09/15/2017	100	83

Schering Plough Corp.
6.550% due 09/15/2037	1,600	1,635

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	300	299
6.125% due 08/17/2026	7,160	7,079

Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	2,030
6.850% due 06/01/2039	12,500	9,485

Target Corp.
6.500% due 10/15/2037	1,600	1,424
7.000% due 01/15/2038	15,640	14,711

Tennessee Gas Pipeline Co.
7.625% due 04/01/2037	150	130

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	1,000	927

Time Warner Cable, Inc.
6.550% due 05/01/2037	7,050	5,959
7.300% due 07/01/2038	2,825	2,564

Time Warner, Inc.
1.461% due 11/13/2009	200	196
5.875% due 11/15/2016	100	95
6.500% due 11/15/2036	100	83
7.700% due 05/01/2032	70	63

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	340
7.250% due 08/15/2038	8,100	7,604
7.625% due 01/15/2039	10,200	10,131

Transocean Ltd.
6.800% due 03/15/2038	1,300	1,147

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Union Pacific Corp.
6.150% due 05/01/2037	$400	$375

United Technologies Corp.
6.125% due 07/15/2038	3,500	3,570

UnitedHealth Group, Inc.
6.000% due 02/15/2018	9,500	9,149
6.625% due 11/15/2037	7,800	6,499
6.875% due 02/15/2038	1,800	1,603

UST, Inc.
5.750% due 03/01/2018	600	527

Vale Overseas Ltd.
6.875% due 11/21/2036	110	96

Valero Energy Corp.
7.500% due 04/15/2032	1,350	1,063
8.750% due 06/15/2030	25	24

Viacom, Inc.
6.875% due 04/30/2036	750	549

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,100	2,133
6.500% due 08/15/2037	11,000	11,490

XTO Energy, Inc.
6.100% due 04/01/2036	1,520	1,291
6.375% due 06/15/2038	800	716
6.750% due 08/01/2037	5,350	4,889

Yum! Brands, Inc.
6.875% due 11/15/2037	100	83

		299,833

UTILITIES 12.7%

AEP Texas Central Co.
6.650% due 02/15/2033	1,800	1,537

Alabama Power Co.
6.125% due 05/15/2038	5,400	5,431

Appalachian Power Co.
6.700% due 08/15/2037	2,510	2,150

AT&T Corp.
8.000% due 11/15/2031	35,270	38,468

AT&T, Inc.
6.300% due 01/15/2038	13,600	11,998
6.400% due 05/15/2038	600	536
6.500% due 09/01/2037	450	408

BellSouth Corp.
6.550% due 06/15/2034	365	340

British Telecommunications PLC
9.125% due 12/15/2030	730	666

Carolina Power & Light Co.
6.300% due 04/01/2038	800	829

Columbus Southern Power Co.
5.850% due 10/01/2035	100	76
6.600% due 03/01/2033	65	57

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	13,890	13,661

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	18,140	19,452
9.250% due 06/01/2032	3,700	4,128

Duke Energy Carolinas LLC
6.000% due 01/15/2038	4,500	4,511
6.050% due 04/15/2038	2,000	2,019
6.450% due 10/15/2032	3,080	3,201

Duke Energy Indiana Inc.
6.450% due 04/01/2039	700	721

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	88

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EDF S.A.
5.500% due 01/26/2014	$100	$106
6.500% due 01/26/2019	100	103
6.950% due 01/26/2039	10,120	10,078

Embarq Corp.
7.082% due 06/01/2016	5,000	4,506

Enel Finance International S.A.
6.800% due 09/15/2037	1,500	1,237

Entergy Gulf States, Inc.
1.661% due 12/01/2009	60	59

Exelon Generation Co. LLC
6.200% due 10/01/2017	600	537

FirstEnergy Corp.
7.375% due 11/15/2031	2,350	1,919

Florida Power & Light Co.
5.625% due 04/01/2034	100	97
5.850% due 02/01/2033	60	60
5.950% due 02/01/2038	200	203
5.960% due 04/01/2039	5,000	5,090

Florida Power Corp.
6.350% due 09/15/2037	200	209
6.400% due 06/15/2038	1,300	1,365

France Telecom S.A.
8.500% due 03/01/2031	10,475	13,263

Georgia Power Co.
5.950% due 02/01/2039	3,000	2,966

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	1,330	1,185
6.500% due 09/15/2037	7,200	6,690

NGPL PipeCo. LLC
7.119% due 12/15/2017	200	184
7.768% due 12/15/2037	12,100	10,593

Ohio Power Co.
6.000% due 06/01/2016	20	19
6.600% due 02/15/2033	30	26

Oncor Electric Delivery Co.
7.000% due 09/01/2022	3,450	3,228

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	956
6.050% due 03/01/2034	4,570	4,494
6.250% due 03/01/2039	4,100	4,082
6.350% due 02/15/2038	7,900	7,970

Pacificorp
5.750% due 04/01/2037	60	57
6.000% due 01/15/2039	2,040	2,025
6.100% due 08/01/2036	60	60
6.250% due 10/15/2037	105	107

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	4,532

PSEG Power LLC
8.625% due 04/15/2031	300	303

Public Service Co. of Colorado
6.250% due 09/01/2037	235	245
6.500% due 08/01/2038	5,200	5,608

Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	140

Qwest Corp.
7.500% due 06/15/2023	100	76
7.625% due 06/15/2015	100	90

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	630

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,052

68	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California Edison Co.
5.550% due 01/15/2037	$400	$377
5.625% due 02/01/2036	2,000	1,905
5.950% due 02/01/2038	7,710	7,676
6.000% due 01/15/2034	3,800	3,808
6.050% due 03/15/2039	2,900	2,907

Sprint Capital Corp.
8.750% due 03/15/2032	1,900	1,282

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,288
7.721% due 06/04/2038	2,200	1,837

Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	7,329

Telefonica Europe BV
8.250% due 09/15/2030	245	271

Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	2,614
6.900% due 04/15/2038	15,900	15,450
7.350% due 04/01/2039	8,300	8,121
8.950% due 03/01/2039	6,400	7,387

Verizon Global Funding Corp.
7.750% due 12/01/2030	500	512

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	19
6.000% due 05/15/2037	5,100	4,911
6.350% due 11/30/2037	3,600	3,632
8.875% due 11/15/2038	12,750	15,658

Vodafone Group PLC
6.150% due 02/27/2037	11,910	11,285

		307,696

Total Corporate Bonds & Notes (Cost $1,156,217)		1,046,196

MUNICIPAL BONDS & NOTES 1.5%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	2,700	2,290

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	1,050	828

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	500	551

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,900	2,647

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	300	259

California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	3,900	3,416

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	599

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	2,400	2,296

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,096

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	2,500	2,496

Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029	250	222

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	$300	$234

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	114

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	90

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	100	98
4.500% due 07/01/2024	1,300	1,246

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	2,000	2,062

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	1,000	1,008

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	220

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	2,300	2,241

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	35

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,600	1,451

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	800	795

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	96

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	1,300	1,447

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	1,000	1,057
8.190% due 10/01/2031	2,400	2,619

University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2041	800	764

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,460	1,328

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	2,590	2,491

Total Municipal Bonds & Notes (Cost $34,471)		36,096

U.S. GOVERNMENT AGENCIES 39.2%

Fannie Mae
0.000% due 06/01/2017 - 03/23/2028	6,500	4,661
0.582% due 07/25/2037	239	212
0.652% due 03/25/2036	80	69
0.722% due 10/27/2037	2,400	2,162
0.922% due 09/25/2032	208	198
1.022% due 02/25/2032	22	21

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.022% due 06/01/2043	$614	$609
3.977% due 12/01/2033	143	143
4.000% due 02/25/2019	100	103
4.300% due 08/18/2010	10	11
4.500% due 04/01/2019 - 08/01/2035	597	614
4.600% due 06/05/2018	5,900	6,200
4.654% due 05/25/2035	4,568	4,697
4.898% due 09/01/2035	175	180
5.000% due 04/30/2009 - 04/01/2039	132,425	137,800
5.000% due 12/01/2036 - 06/01/2038 (h)	18,921	19,543
5.350% due 11/01/2035	390	403
5.500% due 06/01/2023 - 04/01/2039	126,862	131,713
5.500% due 02/01/2036 - 09/01/2038 (h)	10,570	10,986
5.500% due 11/01/2036 (i)	3,180	3,305
5.625% due 04/17/2028 - 07/15/2037	82,055	92,230
5.750% due 04/12/2022	4,600	4,716
5.800% due 02/09/2026	500	520
5.900% due 07/25/2042	32	33
6.000% due 10/25/2021 - 10/01/2038	16,689	17,559
6.050% due 02/25/2044	500	513
6.080% due 09/01/2028	1,800	2,181
6.210% due 08/06/2038	14,600	17,434
6.250% due 05/15/2029	25,200	31,668
6.280% due 06/15/2027	15,800	16,944
6.465% due 05/25/2032	98	97
6.625% due 11/15/2030	22,600	29,790
7.125% due 01/15/2030	41,600	57,407
7.250% due 05/15/2030	26,900	37,716
8.100% due 08/12/2019	200	273

Federal Farm Credit Bank
4.125% due 04/15/2010	15	16
4.180% due 09/22/2010	15	16
5.125% due 07/09/2029	500	540
5.410% due 04/17/2036	20,000	21,222
5.750% due 12/07/2028	20	22

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
5.250% due 09/12/2014 - 08/15/2022	5,360	6,022
5.500% due 07/15/2036	5,855	6,721
5.625% due 06/11/2021	800	900
6.640% due 12/13/2016	50	61

Financing Corp.
0.000% due 02/08/2018 - 12/27/2018	27,000	19,356

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	2,266	2,196
0.786% due 02/15/2019	1,236	1,197
0.906% due 12/15/2030	203	201
0.956% due 01/15/2033	45	44
1.056% due 09/15/2030	11	11
3.022% due 10/25/2044	118	115
3.023% due 02/25/2045	28	24
3.750% due 03/27/2019	22,200	22,564
4.080% due 05/14/2009	25	25
4.250% due 09/15/2024	230	231
4.500% due 03/15/2016	5,634	5,751
4.818% due 06/01/2035	454	464
4.893% due 10/01/2035	248	255
4.981% due 04/01/2035	374	385
5.000% due 04/18/2017 - 12/01/2038	56,917	61,040
5.400% due 03/17/2021	500	537

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 08/23/2017 - 09/01/2038	$10,234	$11,205
6.000% due 06/15/2035 - 04/01/2039	22,315	23,316
6.000% due 04/01/2036 - 10/01/2037 (h)	6,322	6,619
6.500% due 10/25/2043	210	220
6.750% due 03/15/2031	200	268
8.250% due 06/01/2016	130	155

Ginnie Mae
5.375% due 05/20/2030	286	292

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	44,700	25,215

Small Business Administration
5.290% due 12/01/2027	1,870	2,019
5.510% due 11/01/2027	479	513
7.449% due 08/01/2010	14	14

Tennessee Valley Authority
0.000% due 04/15/2042 (c)	500	469
4.500% due 04/01/2018	3,000	3,113
4.875% due 01/15/2048	4,050	3,861
5.375% due 04/01/2056	400	422
5.500% due 07/18/2017 - 06/15/2038	26,900	29,544
7.125% due 05/01/2030	50,000	63,560

Total U.S. Government Agencies (Cost $934,968)		953,452

U.S. TREASURY OBLIGATIONS 24.7%

Treasury Inflation Protected Securities (d)
1.625% due 01/15/2015	7,187	7,276
2.000% due 01/15/2026	319	316
2.375% due 01/15/2025	8,736	9,102
2.375% due 01/15/2027 (h)	15,179	15,900
2.500% due 01/15/2029	14,159	15,390
3.625% due 04/15/2028	131	161
3.875% due 04/15/2029	1,027	1,324

U.S. Treasury Bonds
5.250% due 11/15/2028	100	123
5.250% due 02/15/2029	29,600	36,491
5.375% due 02/15/2031	6,300	7,958
5.500% due 08/15/2028	23,400	29,565
6.125% due 11/15/2027	22,900	30,808
6.125% due 08/15/2029	200	272
6.250% due 08/15/2023	10,400	13,689
6.250% due 05/15/2030	600	834
7.125% due 02/15/2023	33,500	47,130
7.250% due 08/15/2022	14,100	19,927
7.625% due 11/15/2022	43,100	62,953
8.000% due 11/15/2021	58,100	86,006
8.125% due 05/15/2021	1,200	1,779
8.125% due 08/15/2021	900	1,339
8.500% due 02/15/2020	700	1,045
8.750% due 08/15/2020	23,800	36,325

U.S. Treasury Notes
3.750% due 11/15/2018	715	780

U.S. Treasury Strips
0.000% due 05/15/2020	41,300	28,154
0.000% due 08/15/2020	15,100	10,144
0.000% due 05/15/2021	14,300	9,260
0.000% due 11/15/2021	100	63
0.000% due 08/15/2022	500	307
0.000% due 11/15/2022	17,500	10,623
0.000% due 08/15/2024	128,500	71,880
0.000% due 08/15/2026	500	258
0.000% due 02/15/2027	4,100	2,070
0.000% due 11/15/2027	4,300	2,128
0.000% due 08/15/2028	900	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.000% due 02/15/2029	$1,600	$759
0.000% due 08/15/2029	80,600	37,346

Total U.S. Treasury Obligations (Cost $591,228)		599,912

MORTGAGE-BACKED SECURITIES 2.1%

American Home Mortgage Assets
2.553% due 11/25/2046	4,063	1,206

American Home Mortgage Investment Trust
4.390% due 02/25/2045	67	37
5.000% due 09/25/2035	400	319

Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	569
7.226% due 10/11/2037	95	109

Banc of America Funding Corp.
4.110% due 05/25/2035	120	86
6.106% due 01/20/2047	235	111

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	11	11

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	1,079	746
2.940% due 03/25/2035	1,997	1,359
4.550% due 08/25/2035	1,694	1,186
4.750% due 10/25/2035	359	339
4.951% due 11/25/2030	19	16
5.108% due 11/25/2034	196	188
5.395% due 02/25/2034	83	56
5.473% due 05/25/2047	6,688	3,433

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	824	408

CC Mortgage Funding Corp.
0.652% due 05/25/2048	180	65

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	2,703	1,399

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	384	334
1.322% due 08/25/2035	569	471
4.050% due 08/25/2035	1,104	718
4.248% due 08/25/2035	852	546
4.700% due 12/25/2035	492	369

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	200	142

Countrywide Alternative Loan Trust
0.695% due 05/20/2046	412	341
0.712% due 09/25/2046	5,057	1,820
0.740% due 12/20/2046	2,555	829
0.755% due 03/20/2046	112	41
0.802% due 02/25/2037	274	113
6.250% due 08/25/2037	511	256

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	259	183
4.785% due 11/25/2034	563	345

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	900	598

CS First Boston Mortgage Securities Corp.
3.936% due 05/15/2038	355	307
4.878% due 07/25/2033	99	82

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	326

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	4	3

First Horizon Asset Securities, Inc.
4.738% due 12/25/2033	98	74
5.362% due 08/25/2035	162	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	$362	$358
4.596% due 11/10/2038	1,270	1,065

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	101	58

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	3,466

GSR Mortgage Loan Trust
4.541% due 09/25/2035	559	415
5.242% due 11/25/2035	158	102

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	5,424	1,976
0.746% due 01/19/2038	1,098	391
0.756% due 09/19/2046	1,568	595
5.221% due 07/19/2035	217	105

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	2,421	859
5.013% due 12/25/2034	93	65
5.562% due 04/25/2037	523	220
5.873% due 04/25/2037	1,141	554

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	469
5.429% due 12/12/2043	600	414
5.747% due 02/12/2049	2,900	2,058
5.794% due 02/12/2051	300	199
5.819% due 06/15/2049	10	7

JPMorgan Mortgage Trust
5.018% due 02/25/2035	176	140

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	8
5.020% due 08/15/2029	1,140	916
5.866% due 09/15/2045	100	70

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	22	16

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	2,031	733
3.788% due 11/21/2034	600	325

MASTR Asset Securitization Trust
5.500% due 11/25/2017	62	63

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	2,400	1,701

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	90	50

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	38	23
1.522% due 10/25/2035	53	35

Morgan Stanley Capital I
5.332% due 12/15/2043	495	365

Prime Mortgage Trust
0.922% due 02/25/2034	33	26

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	313	135

Residential Asset Securitization Trust
0.922% due 01/25/2046	701	319

Structured Adjustable Rate Mortgage Loan Trust
5.190% due 12/25/2034	102	81
5.528% due 08/25/2035	104	55

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	244	226
0.732% due 04/25/2036	189	68
0.802% due 02/25/2036	892	342
0.806% due 07/19/2035	210	134
0.832% due 12/25/2035	25	10
0.886% due 10/19/2034	78	42

70	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.687% due 02/25/2032	$4	$4

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	232	201
0.632% due 11/25/2046	117	100

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,847	1,967
0.646% due 09/15/2021	731	505
5.229% due 07/15/2041	490	410
5.741% due 05/15/2043	2,500	1,832

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	1,774	732
2.333% due 02/25/2047	1,967	605
2.363% due 01/25/2047	7	3
2.393% due 04/25/2047	4,479	1,777
3.033% due 08/25/2042	8	5
3.742% due 03/25/2034	1,181	844
3.955% due 09/25/2046	68	26
3.955% due 10/25/2046	21	8
5.580% due 12/25/2036	1,342	714
5.845% due 02/25/2037	2,231	1,312

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	1,491	556

Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033	560	542
4.947% due 01/25/2035	166	114
4.950% due 03/25/2036	207	131

Total Mortgage-Backed Securities (Cost $67,231)		51,303

ASSET-BACKED SECURITIES 4.7%

ACE Securities Corp.
0.572% due 12/25/2036	2,182	1,917
0.602% due 10/25/2036	24	22

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	1	0

Argent Securities, Inc.
0.572% due 10/25/2036	2	2

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	1	1
0.572% due 12/25/2036	2	2
0.797% due 09/25/2034	16	11

BA Credit Card Trust
0.566% due 02/15/2013	5,100	4,867
0.756% due 01/15/2013	1,100	1,056
1.136% due 04/15/2013	3,500	3,346
1.256% due 12/15/2014	5,400	4,836

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/25/2036	118	90
5.137% due 07/25/2036	391	207

Capital Auto Receivables Asset Trust
0.616% due 05/15/2011	202	198
2.006% due 10/15/2012	1,300	1,194

Chase Credit Card Master Trust
0.726% due 09/15/2011	200	200

Chase Issuance Trust
0.576% due 03/15/2013	5,600	5,314
1.006% due 01/15/2012	2,100	2,064
1.206% due 11/15/2011	3,300	3,259
1.306% due 08/17/2015	7,600	6,736
1.456% due 05/16/2011	1,800	1,798
2.820% due 09/15/2015	6,600	6,047

Citibank Credit Card Issuance Trust
1.241% due 05/21/2012	1,100	1,066
1.436% due 05/18/2011	3,100	3,093

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	$63	$45

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	2,351	2,103
0.572% due 06/25/2047	3,062	2,720
0.582% due 03/25/2037	36	34
0.592% due 06/25/2047	2,582	2,319
0.602% due 06/25/2037	4,633	4,138
0.632% due 10/25/2046	3,308	2,975
0.702% due 09/25/2036	623	434
1.002% due 12/25/2031	16	8

Credit-Based Asset Servicing & Securitization LLC
0.592% due 01/25/2037	92	59
0.642% due 07/25/2037	178	139

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 09/25/2036	36	34
0.572% due 03/25/2037	70	62
0.582% due 06/25/2036	35	35

First NLC Trust
0.592% due 08/25/2037	61	39

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,881	3,846

Fremont Home Loan Trust
0.592% due 02/25/2037	9	9
0.632% due 02/25/2036	373	332

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	17	13

GSAMP Trust
0.592% due 09/25/2036	38	35
0.592% due 12/25/2036	47	34

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	152	106

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	692	401
0.582% due 05/25/2037	152	109

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037	76	65

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036	13	12

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	60	43

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	5	2

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	24	23
0.602% due 05/25/2037	84	73

Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	147	129

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	1,044	984

Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	99	71

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	155	126

Nelnet Student Loan Trust
1.689% due 04/27/2015	1,588	1,577

New Century Home Equity Loan Trust
0.892% due 08/25/2034	17	6

Park Place Securities, Inc.
0.834% due 10/25/2034	185	140

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	46	42

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securities Corp.
0.582% due 10/25/2036		$1	$1
0.592% due 02/25/2037		189	166
0.632% due 04/25/2037		380	339

Saxon Asset Securities Trust
0.582% due 10/25/2046		2,245	2,157

Sears Credit Account Master Trust
0.776% due 04/16/2013		200	198

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		220	145

SLC Student Loan Trust
1.214% due 02/15/2015		336	335

SLM Student Loan Trust
1.139% due 04/25/2014		110	109
1.149% due 10/27/2014		140	139
1.149% due 10/25/2016		46	46
1.149% due 07/25/2017		78	78
1.149% due 10/25/2018		108	107
1.159% due 04/25/2017		1,766	1,760
1.659% due 10/25/2017		5,500	5,309
2.659% due 04/25/2023		32,903	32,338

Soundview Home Equity Loan Trust
0.602% due 01/25/2037		127	121
0.602% due 06/25/2037		109	82

Wells Fargo Home Equity Trust
0.622% due 03/25/2037		258	234

Total Asset-Backed Securities (Cost $117,306)			114,312

SOVEREIGN ISSUES 0.4%

Colombia Government International Bond
7.375% due 09/18/2037		720	646

Export-Import Bank of Korea
1.351% due 06/01/2009		200	200

Israel Government AID Bond
5.500% due 09/18/2023		200	226
5.500% due 09/18/2033		6,400	7,823

Korea Development Bank
1.565% due 04/03/2010		800	778

Mexico Government International Bond
6.050% due 01/11/2040		225	193

Total Sovereign Issues (Cost $9,532)			9,866

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	5,156
12.500% due 01/05/2016		2,000	909

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	56

Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	2,646

HSBC Holdings PLC
6.375% due 10/18/2022		2,300	2,982

Lloyds TSB Group PLC
6.367% due 07/19/2049		50	15

Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	2,539

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049		800	436

Total Foreign Currency-Denominated Issues (Cost $18,229)			14,739

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments Long Duration Total Return Fund (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	74,450	$402

Bank of America Corp.
7.250% due 12/31/2049	500	212

Wells Fargo & Co.
7.500% due 12/31/2049	3,500	1,677

Total Convertible Preferred Stocks (Cost $6,641)		2,291

PREFERRED STOCKS 0.0%

DG Funding Trust
2.717% due 12/31/2049	46	460

Total Preferred Stocks (Cost $464)		460

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.0%

CERTIFICATES OF DEPOSIT 0.5%

Bank of Ireland
0.561% due 02/26/2010	$500	478

Nordea Bank Finland PLC
0.521% due 04/09/2009	20	20

Sao Paolo IMI NY
1.924% due 06/09/2010	11,000	10,999

		11,497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$11,446	$11,446

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $11,679. Repurchase proceeds are $11,446.)

U.S. TREASURY BILLS 0.1%
0.085% due 04/02/2009 - 04/30/2009 (b)(f)(g)	2,154	2,154

Total Short-Term Instruments (Cost $25,111)		25,097

Total Investments 117.3% (Cost $2,962,488)		$2,854,393

Written Options (k) (0.0%) (Premiums $1,337)		(414)

Other Assets and Liabilities (Net) (17.3%)		(421,526)

Net Assets 100.0%		$2,432,453

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Long Duration Total Return Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $1,230 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $924 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $156,727 at a weighted average interest rate of 0.506%. On March 31, 2009, securities valued at $38,257 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,671 and cash of $3,049 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	214	$1,145
90-Day Eurodollar December Futures	Long	12/2010	206	154
90-Day Eurodollar June Futures	Long	06/2009	1,373	7,094
90-Day Eurodollar June Futures	Long	06/2010	420	1,401
90-Day Eurodollar March Futures	Long	03/2010	652	1,598
90-Day Eurodollar September Futures	Long	09/2009	16	97
90-Day Eurodollar September Futures	Long	09/2010	404	1,332
U.S. Treasury 10-Year Note June Futures	Long	06/2009	221	620

				$13,441

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	4,000	$(18)	$0	$(18)

72	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	$10	$(1)	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-10 10-Year Index	MSC	1.500%	06/20/2018	$9,174	$(403)	$150	$(553)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	31,800	(1,148)	(264)	(884)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	4,200	(151)	(22)	(129)

					$(1,702)	$(136)	$(1,566)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$81,100	$2,247	$738	$1,509
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		22,500	623	154	469
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		82,900	2,296	1,574	722
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	2,717	2,450	267
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		250,000	6,347	5,448	899
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	2,285	1,894	391
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	813	682	131
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	4,341	3,945	396
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		37,000	1,845	861	984
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	39,600	1,734	(176)	1,910
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		28,900	1,267	(123)	1,390
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		52,900	2,317	(235)	2,552

							$28,832	$17,212	$11,620

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	57	$39	$39
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	108	26	26
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	165	145	36
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	126	39	27

				$249	$128

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$3,000	$9	$1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	9,100	49	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	9,100	34	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	14,900	137	24
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	5,100	48	8
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	15	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	13,500	14	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	13,500	107	1

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$8,200	$9	$1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	8,200	65	0
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	47,100	388	76
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	7,900	7	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	7,900	40	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	12,700	44	5

							$966	$121

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$254	$122	$165

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,388	161,954	2,301
Closing Buys	(1,932)	0	(964)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	456	$161,954	$1,337

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2039	$1,000	$1,003	$1,022
Freddie Mac	5.500%	04/01/2039	1,000	1,022	1,038

				$2,025	$2,060

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	7,982	06/2009	$5	$0	$5
Buy	CNY	BCLY	78	05/2009	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	23,720	07/2009	0	(146)	(146)
Buy		HSBC	15,735	07/2009	0	(106)	(106)
Buy		JPM	30	07/2009	0	0	0
Sell	GBP	DUB	4,848	04/2009	72	0	72
Sell		MSC	8,115	04/2009	95	0	95
Sell	MXN	CITI	20,139	05/2009	0	(19)	(19)
Buy		MLP	20,139	05/2009	0	(66)	(66)
Buy		CITI	20,138	11/2009	20	0	20
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Sell		BCLY	857	04/2009	0	0	0
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	703	04/2009	0	(7)	(7)
Buy		HSBC	820	04/2009	0	(5)	(5)
Buy		BCLY	3,771	08/2009	2	(23)	(21)
Buy	PHP	CITI	10,638	05/2009	0	(1)	(1)
Buy		JPM	3,395	05/2009	0	0	0
Buy		CITI	29,175	08/2009	0	(9)	(9)
Buy	PLN	HSBC	5,566	05/2009	0	(851)	(851)
Sell		HSBC	4,776	05/2009	206	0	206
Sell		JPM	791	05/2009	32	0	32
Buy	RUB	BCLY	71,151	05/2009	0	(50)	(50)
Sell		HSBC	69,520	05/2009	174	0	174
Buy		JPM	18,203	05/2009	0	(143)	(143)
Sell		UBS	19,833	05/2009	15	0	15
Buy	SGD	CITI	890	04/2009	0	(25)	(25)
Buy		DUB	561	04/2009	0	(11)	(11)
Sell		DUB	848	04/2009	1	0	1

74	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	HSBC	219	04/2009	$0	$(6)	$(6)
Buy		RBS	373	04/2009	0	(9)	(9)
Buy		UBS	281	04/2009	0	(5)	(5)
Buy		CITI	851	07/2009	0	(21)	(21)
Buy		DUB	848	07/2009	0	(1)	(1)
Buy		HSBC	333	07/2009	0	(11)	(11)
Buy		JPM	736	07/2009	0	(5)	(5)

					$622	$(1,529)	$(907)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$2,429	$2,851,964	$0	$2,854,393
Short Sales, at value	0	(2,060)	0	(2,060)
Other Financial Instruments ++	13,440	8,715	0	22,155

Total	$15,869	$2,858,619	$0	$2,874,488

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$2,293	$(2)	$10	$0	$(131)	$(2,170)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$2,293	$(2)	$10	$0	$(131)	$(2,170)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Long-Term U.S. Government Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	10,042	$101

Total PIMCO Funds (Cost $100)		101

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 6.7%

Bank of America Corp.
1.420% due 10/14/2016	$5,000	3,156

CIT Group, Inc.
1.358% due 08/17/2009	6,000	5,362

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,166

Goldman Sachs Group, Inc.
1.416% due 02/06/2012	5,100	4,411
1.532% due 06/28/2010	2,300	2,196

HSBC Finance Corp.
1.344% due 01/15/2014	5,000	2,609
1.691% due 06/01/2016	3,000	1,641

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	1,549

Morgan Stanley
1.574% due 10/15/2015	3,000	2,135
1.592% due 10/18/2016	9,400	6,313
3.338% due 05/14/2010	6,900	6,723

RBS Capital Trust II
6.425% due 12/29/2049	600	258

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,401

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,185	5,619

Wachovia Bank N.A.
2.138% due 05/14/2010	1,450	1,402

Wells Fargo & Co.
1.287% due 03/23/2010	10,800	10,519

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,277

		64,737

INDUSTRIALS 2.1%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,878

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	1,480

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	3,877

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,084

Loews Corp.
5.250% due 03/15/2016	3,000	2,740

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,282

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	850

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	5,179

		20,370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

BellSouth Corp.
5.200% due 09/15/2014	$6,000	$6,045

GTE Corp.
7.510% due 04/01/2009	100	100

		6,145

Total Corporate Bonds & Notes (Cost $107,125)		91,252

MUNICIPAL BONDS & NOTES 1.7%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,534

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	598

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	96

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,248
5.000% due 08/01/2032	3,000	2,834

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,578

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	145

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	576

Total Municipal Bonds & Notes (Cost $17,870)		16,609

U.S. GOVERNMENT AGENCIES 54.7%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,638
0.582% due 07/25/2037	2,311	2,051
0.756% due 03/18/2031	823	800
1.122% due 10/25/2017	192	189
1.422% due 04/25/2032	179	179
3.022% due 06/01/2043 - 03/01/2044	1,910	1,893
4.250% due 04/25/2037	349	304
4.500% due 10/25/2023 - 08/01/2035	6,074	6,121
4.500% due 09/01/2035 (f)	1,934	1,979
4.580% due 07/01/2035	631	644
4.650% due 10/01/2024	70	71
4.773% due 12/01/2027	73	73
4.970% due 08/01/2026	18	18
5.000% due 11/25/2015 - 04/01/2039	18,749	19,235
5.016% due 05/01/2025	25	25
5.033% due 11/01/2034	403	414
5.044% due 11/01/2023	253	258
5.124% due 02/01/2028	21	21
5.125% due 07/16/2018 - 10/01/2024	502	502
5.375% due 04/11/2022	11,900	12,339
5.380% due 07/01/2033 (f)	2,369	2,322
5.500% due 09/25/2024 - 02/01/2038	10,135	10,624
5.625% due 07/15/2037	3,900	4,377
5.698% due 04/01/2028	93	93
5.800% due 02/09/2026	15,000	15,610
6.000% due 05/17/2027	998	1,064

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 12/25/2013	$5	$5
6.500% due 11/25/2023 - 07/25/2031	6,490	6,947
6.750% due 06/25/2032	6,265	6,628
6.900% due 05/25/2023	215	232
6.950% due 07/25/2020	56	60
7.000% due 06/25/2022 - 05/18/2027	4,212	4,570
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	29	31
9.000% due 08/01/2021 - 06/01/2027	71	78

Farmer Mac
7.320% due 07/25/2011	1,645	1,646

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,374
5.050% due 03/28/2019	1,000	1,073
5.125% due 07/09/2029	675	729
5.150% due 03/25/2020	1,000	1,082
5.750% due 12/07/2028	500	543

Federal Home Loan Bank
5.250% due 09/12/2014	16,400	18,512
5.500% due 07/15/2036	2,200	2,525

Federal Housing Administration
6.896% due 07/01/2020	1,236	1,233
7.000% due 11/25/2019	336	338
7.430% due 11/01/2019 - 06/01/2024	705	710

Freddie Mac
0.000% due 12/11/2025	11,600	5,254
0.786% due 02/15/2019	10,178	9,854
0.956% due 01/15/2033	500	489
1.056% due 06/15/2030 - 12/15/2032	697	686
1.106% due 06/15/2031	224	221
2.676% due 12/01/2024	57	59
3.022% due 10/25/2044	7,794	7,596
3.222% due 07/25/2044	2,130	2,088
3.375% due 05/01/2022	6	6
4.271% due 01/01/2028	22	23
4.345% due 01/01/2028	163	164
4.460% due 02/01/2028	233	234
4.500% due 12/15/2019 - 07/15/2035	43,133	43,830
5.000% due 12/14/2018 - 09/15/2035	41,886	41,693
5.089% due 06/01/2022	7	7
5.200% due 10/25/2023 - 09/01/2027	127	112
5.256% due 10/01/2026	25	25
5.500% due 11/15/2023 - 07/15/2036	27,943	29,238
5.500% due 07/01/2038 (f)	2,838	2,949
5.625% due 11/23/2035	19,400	20,057
6.000% due 04/15/2034 - 05/15/2036	93,032	96,673
6.250% due 09/15/2023	3,715	3,924
6.500% due 11/15/2023 - 10/25/2043	2,379	2,553
7.000% due 07/15/2022 - 01/15/2024	719	763
7.000% due 12/15/2023 (a)	13	0

Ginnie Mae
1.495% due 03/20/2031	1,080	1,066
4.125% due 12/20/2017 - 11/20/2027	303	305
4.625% due 09/20/2017 - 09/20/2026	478	483
5.000% due 09/20/2035	28,844	29,171
5.375% due 02/20/2017 - 05/20/2030	1,345	1,372

76	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/20/2021 - 02/20/2033	$1,815	$1,894
6.000% due 08/20/2033	2,811	2,981
7.000% due 03/16/2029	502	536

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,964	3,875

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,085

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	12,800	5,295

Small Business Administration
5.240% due 08/01/2023	4,759	5,035

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,678
4.875% due 01/15/2048	11,700	11,154
5.375% due 04/01/2056	18,000	19,000
5.500% due 07/18/2017	5,400	6,040

Total U.S. Government Agencies (Cost $490,735)		528,640

U.S. TREASURY OBLIGATIONS 52.0%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	8,759	8,868
2.375% due 01/15/2025	4,256	4,434
2.375% due 01/15/2027	6,084	6,374
2.500% due 01/15/2029	7,494	8,145

U.S. Treasury Bonds
5.250% due 11/15/2028	1,900	2,338
5.500% due 08/15/2028	2,800	3,538
6.250% due 08/15/2023	7,900	10,398
7.125% due 02/15/2023 (f)	93,500	131,543
8.000% due 11/15/2021 (f)	62,900	93,112
8.125% due 05/15/2021	5,300	7,859
8.125% due 08/15/2021 (f)	18,700	27,810
8.500% due 02/15/2020 (f)	5,900	8,811
8.750% due 08/15/2020	1,500	2,289

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,153

U.S. Treasury Strips
0.000% due 05/15/2020	28,900	19,720
0.000% due 08/15/2020	9,200	6,167
0.000% due 05/15/2021	13,500	8,755
0.000% due 11/15/2021	18,500	11,725
0.000% due 08/15/2022	37,100	22,776
0.000% due 11/15/2022	75,000	45,478
0.000% due 02/15/2026	14,800	7,968
0.000% due 05/15/2026	2,200	1,149
0.000% due 02/15/2027	22,600	11,410
0.000% due 11/15/2027	25,500	12,620
0.000% due 08/15/2029	5,000	2,317
0.000% due 02/15/2032	22,500	9,342
0.000% due 08/15/2032	22,500	9,194
0.000% due 02/15/2033	20,400	8,166

Total U.S. Treasury Obligations (Cost $481,482)		502,459

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,148

Banc of America Funding Corp.
4.606% due 02/20/2036	7,559	5,005

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	5,378	3,659
4.750% due 10/25/2035	8,550	6,794
5.320% due 02/25/2033	56	49
5.395% due 02/25/2034	881	594

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.419% due 04/25/2033	$470	$405
5.435% due 01/25/2034	351	262

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,455	720

Bear Stearns Mortgage Securities, Inc.
4.531% due 06/25/2030	22	22

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,567	510
0.732% due 05/25/2035	1,351	585
5.500% due 10/25/2033	6,761	5,323

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	461	198
0.842% due 03/25/2035	2,270	976
0.862% due 06/25/2035	1,950	1,150
6.000% due 10/25/2034	5,465	4,372

CS First Boston Mortgage Securities Corp.
4.878% due 07/25/2033	952	791

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	566	504

First Horizon Asset Securities, Inc.
4.738% due 12/25/2033	917	691

First Republic Mortgage Loan Trust
1.002% due 06/25/2030	186	161

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	985	569

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	914	640

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	546	492
0.776% due 05/19/2035	1,045	386
0.796% due 03/19/2036	1,200	439
5.221% due 07/19/2035	2,063	1,002

Impac CMB Trust
0.772% due 10/25/2035	6,734	2,827
5.749% due 09/25/2034	2,667	2,428

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	3,200

MASTR Asset Securitization Trust
5.500% due 09/25/2033	674	620

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,355	3,328

Residential Accredit Loans, Inc.
0.822% due 08/25/2035	1,068	466
0.922% due 01/25/2033	167	140
0.922% due 03/25/2033	487	441
6.000% due 06/25/2036	4,145	1,785

Sequoia Mortgage Trust
0.895% due 07/20/2033	1,010	768

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	3,777	1,318

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	244	226
0.732% due 04/25/2036	6,588	2,356
0.742% due 05/25/2036	367	129
0.976% due 10/19/2033	276	200

Structured Asset Securities Corp.
5.140% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	140	138

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	798	550

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	887	363
0.782% due 11/25/2045	84	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.812% due 10/25/2045	$1,673	$691
0.832% due 01/25/2045	1,704	685
1.062% due 12/25/2027	1,259	890
2.443% due 12/25/2046	1,398	517
2.633% due 02/25/2046	2,369	884
2.633% due 08/25/2046	6,773	2,215
3.033% due 06/25/2042	94	71
3.033% due 08/25/2042	58	39
3.046% due 05/25/2041	188	166
3.955% due 08/25/2046	878	310

Wells Fargo Mortgage-Backed Securities Trust
5.077% due 03/25/2036	6,213	3,722

Total Mortgage-Backed Securities (Cost $121,293)		71,957

ASSET-BACKED SECURITIES 3.5%

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 07/25/2036	159	155
0.602% due 10/25/2036	178	168

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	23	9

Argent Securities, Inc.
0.572% due 09/25/2036	19	19
0.572% due 10/25/2036	285	274

Bear Stearns Asset-Backed Securities Trust
1.022% due 11/25/2042	1,601	1,114
1.182% due 10/25/2032	244	140

Carrington Mortgage Loan Trust
0.842% due 10/25/2035	650	562

Chase Credit Card Master Trust
0.726% due 09/15/2011	3,900	3,891

Chase Issuance Trust
1.206% due 11/15/2011	6,900	6,814

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	34	22

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	798	753
0.632% due 10/25/2046	212	191
0.682% due 02/25/2036	191	179

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	222	196
0.612% due 12/25/2037	367	343

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	291	274

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	472	421
0.572% due 03/25/2037	1,513	1,354

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	7,000	6,545

Fremont Home Loan Trust
0.582% due 01/25/2037	834	710

GSRPM Mortgage Loan Trust
0.642% due 03/25/2035	257	234

Home Equity Mortgage Trust
0.702% due 05/25/2036	6,413	4,177

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	329	191

Indymac Residential Asset-Backed Trust
0.672% due 03/25/2036	816	795

LA Arena Funding LLC
7.656% due 12/15/2026	79	69

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036	$334	$320

Morgan Stanley ABS Capital I
0.622% due 04/25/2036	162	159

Residential Asset Securities Corp.
0.592% due 11/25/2036	191	186

SACO I, Inc.
0.902% due 11/25/2035	1,528	804

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	553	451

Structured Asset Securities Corp.
0.572% due 10/25/2036	504	441
0.632% due 04/25/2036	222	216

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036	884	726

Total Asset-Backed Securities (Cost $38,879)		33,525

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 3.2%

Israel Government AID Bond
0.000% due 05/15/2021	$7,277	$4,503
0.000% due 02/15/2023	3,193	1,810
0.000% due 05/15/2023	25,571	14,294
5.500% due 09/18/2023	5,700	6,432
5.500% due 09/18/2033	2,800	3,423

Total Sovereign Issues (Cost $28,441)		30,462

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	3,376	3,376

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,447. Repurchase proceeds are $3,376.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.1%
0.220% due 04/29/2009 (e)	$530	$530

U.S. TREASURY BILLS 0.2%
0.171% due 04/09/2009 - 06/11/2009 (b)(e)	1,930	1,930

Total Short-Term Instruments (Cost $5,836)		5,836

PURCHASED OPTIONS (i) 0.4%
(Cost $975)		3,604

Total Investments 132.9% (Cost $1,292,736)		$1,284,445

Written Options (j) (0.4%) (Premiums $997)		(3,458)

Other Assets and Liabilities (Net) (32.5%)		(314,748)

Net Assets 100.0%		$966,239

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Long-Term U.S. Government Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $2,460 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $128,829 at a weighted average interest rate of 1.419%. On March 31, 2009, securities valued at $252,281 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $4,090 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	174	$1,131
90-Day Eurodollar December Futures	Long	12/2010	378	1,944
90-Day Eurodollar June Futures	Long	06/2009	1,292	6,512
90-Day Eurodollar June Futures	Long	06/2010	174	1,212
90-Day Eurodollar March Futures	Long	03/2010	161	1,062
90-Day Eurodollar September Futures	Long	09/2009	174	1,064
U.S. Treasury 30-Year Bond June Futures	Long	06/2009	7	12

				$12,937

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.530%	$2,800	$21	$0	$21
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	3.457%	5,000	870	0	870
BellSouth Corp.	DUB	(0.395%	)	09/20/2014	0.620%	6,000	69	0	69
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	5.425%	5,000	1,271	0	1,271
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	2,350	592	0	592
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	5,000	1,542	0	1,542
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	3,000	1,046	0	1,046
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	20.849%	2,900	1,184	0	1,184
Johnson Controls, Inc.	JPM	(0.240%	)	03/20/2011	7.499%	4,000	529	0	529
Kraft Foods, Inc.	RBS	(0.150%	)	12/20/2011	0.954%	2,000	42	0	42
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	3,000	105	0	105
Morgan Stanley	RBS	(0.275%	)	12/20/2015	3.448%	3,000	492	0	492
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%	4,400	753	0	753
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	2.560%	1,500	189	0	189
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%	900	33	0	33
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	15.932%	3,000	511	0	511
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	4.974%	5,000	1,141	0	1,141

							$10,390	$0	$10,390

78	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bank of America Corp.	BNP	0.900%	03/20/2013	4.053%	$25,000	$(2,540)	$0	$(2,540)
California State General Obligation Notes, Series 2005	GSC	0.670%	03/20/2018	3.100%	25,000	(2,775)	0	(2,775)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	10.020%	1,400	(88)	0	(88)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	600	(38)	0	(38)

						$(5,441)	$0	$(5,441)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	$11,000	$305	$10	$295
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,586	0	2,586
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	782	(234)	1,016
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,675	(151)	1,826
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	1,000	50	37	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	3,600	179	116	63
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	1,600	80	36	44

						$5,657	$(186)	$5,843

(i)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$14,600	$156	$550
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	369
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	154
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,600	152	588
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	1,265
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	678

							$975	$3,604

(j)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$3,200	$80	$270
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	79	265
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	364
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	154
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	166	573
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	1,234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	598

							$997	$3,458

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	March 31, 2009

Transactions in written call and put options for the period ended March 31, 2009:

	Notional Amount	Premium
Balance at 03/31/2008	$144,200	$3,117
Sales	31,700	997
Closing Buys	(91,000)	(1,680)
Expirations	(53,200)	(1,437)
Exercised	0	0

Balance at 03/31/2009	$31,700	$997

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$3,100	$3,181	$3,218
Fannie Mae	6.000%	04/01/2039	36,120	37,243	37,728

				$40,424	$40,946

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$101	$1,276,543	$7,801	$1,284,445
Short Sales, at value	0	(40,946)	0	(40,946)
Other Financial Instruments ++	12,936	7,335	0	20,271

Total	$13,037	$1,242,932	$7,801	$1,263,770

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$8,631	$(719)	$(2)	$(15)	$(94)	$0	$7,801
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$8,631	$(719)	$(2)	$(15)	$(94)	$0	$7,801

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

80	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 3.3%

Short-Term Floating NAV Portfolio	32,603,277	$326,196

Total PIMCO Funds (Cost $326,148)		326,196

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$47,280	25,502

Total Bank Loan Obligations (Cost $45,692)		25,502

CORPORATE BONDS & NOTES 35.0%

BANKING & FINANCE 25.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,946

American Express Bank FSB
0.581% due 04/26/2010	4,100	3,844
0.605% due 10/20/2009	23,800	23,015
5.500% due 04/16/2013	20,600	17,789

American Express Credit Corp.
0.593% due 11/09/2009	32,600	31,639

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	20,600	17,832

American International Group, Inc.
0.606% due 06/16/2009	1,000	901
1.252% due 10/18/2011	1,500	786
4.950% due 03/20/2012	4,700	2,300
5.050% due 10/01/2015	10,000	4,452
5.375% due 10/18/2011	4,600	2,394
5.450% due 05/18/2017	10,000	3,963
5.850% due 01/16/2018	33,700	13,217
8.250% due 08/15/2018	15,400	6,600

ANZ National International Ltd.
1.281% due 08/07/2009	5,700	5,697
6.200% due 07/19/2013	17,600	16,994

Bank of America Corp.
1.352% due 09/25/2009	43,500	43,142
1.356% due 11/06/2009	3,100	3,059
8.000% due 12/29/2049	219,600	88,055
8.125% due 12/29/2049	11,400	4,689

Bank of America N.A.
1.331% due 06/12/2009	12,000	11,988

Bank of New York Mellon Corp.
1.634% due 02/05/2010	63,300	62,353

Bear Stearns Cos. LLC
1.341% due 08/21/2009	8,800	8,771
1.366% due 05/18/2010	64,800	63,844
1.448% due 08/15/2011	800	740
1.486% due 07/19/2010	32,030	31,573
4.500% due 10/28/2010	12,000	11,884
6.400% due 10/02/2017	59,100	57,649
6.950% due 08/10/2012	74,890	76,338

Calabash Re Ltd.
9.720% due 01/08/2010	4,700	4,537
12.220% due 01/08/2010	4,500	4,406

Capital One Financial Corp.
1.572% due 09/10/2009	100,770	97,614

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	9,500	7,888

CIT Group, Inc.
1.358% due 08/17/2009	48,100	42,982

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.394% due 06/08/2009	$2,050	$1,983
1.481% due 02/13/2012	14,400	8,829

Citigroup Funding, Inc.
0.523% due 04/23/2009	76,520	76,341
1.226% due 06/26/2009	17,975	17,759

Citigroup, Inc.
1.262% due 12/28/2009	22,100	20,408
1.381% due 08/13/2010	150	131
1.396% due 05/18/2010	4,400	3,954
5.100% due 09/29/2011	1,500	1,365
5.125% due 02/14/2011	27,165	24,957
5.500% due 04/11/2013	48,200	42,399
8.400% due 04/29/2049	18,300	10,365

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	14,700	14,528
5.625% due 07/15/2009	100	99

Credit Agricole S.A.
1.256% due 05/28/2009	17,600	17,569
1.306% due 05/28/2010	24,400	23,874

Deutsche Bank Capital Funding Trust I
3.268% due 12/29/2049	3,100	788

DnB NOR Bank ASA
1.330% due 10/13/2009	18,900	18,674

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	2,142
7.250% due 10/25/2011	900	641
7.375% due 10/28/2009	13,000	11,661
7.375% due 02/01/2011	10,600	8,014
7.875% due 06/15/2010	1,700	1,405
8.625% due 11/01/2010	1,000	797

General Electric Capital Corp.
1.212% due 01/20/2010	35,200	34,145
1.361% due 03/12/2010	3,800	3,642
1.418% due 06/20/2014	10,000	7,459
1.472% due 10/06/2010	2,000	1,834
1.620% due 02/01/2011	16,300	14,771

GMAC LLC
6.000% due 12/15/2011	3,500	1,967

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	14,200	14,107
1.416% due 02/06/2012	20,000	17,299
1.455% due 07/23/2009	600	595
1.677% due 03/22/2016	15,000	10,223
5.300% due 02/14/2012	3,000	2,897

HSBC Bank USA N.A.
1.432% due 06/10/2009	9,200	9,148

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	13,721

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	220

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	11,321

ICICI Bank Ltd.
1.894% due 01/12/2010	32,200	28,991

ING Bank NV
3.900% due 03/19/2014	22,400	22,586

International Lease Finance Corp.
1.469% due 05/24/2010	8,950	6,404

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,600	1,526
1.276% due 06/26/2009	1,000	1,000

KeyBank N.A.
3.511% due 06/02/2010	42,400	40,886

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.911% due 08/21/2009 (a)	$38,000	$4,750
2.951% due 05/25/2010 (a)	1,400	175
3.052% due 11/10/2009 (a)	15,000	1,875
5.625% due 01/24/2013 (a)	5,300	662

Lloyds Banking Group PLC
5.920% due 09/29/2049	700	130

Longpoint Re Ltd.
6.570% due 05/08/2010	8,500	8,257

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	23,000	22,507
1.346% due 12/04/2009	21,000	20,174
1.359% due 07/25/2011	32,700	27,337
1.370% due 11/01/2011	6,000	4,909
1.454% due 02/05/2010	275	260
3.051% due 05/20/2009	110,400	109,791
6.050% due 08/15/2012	8,330	7,154

Metropolitan Life Global Funding I
5.125% due 04/10/2013	123,100	112,565

Morgan Stanley
1.184% due 01/15/2010	30,900	29,735
1.392% due 01/18/2011	400	361
3.338% due 05/14/2010	29,100	28,355

Mystic Re Ltd.
11.261% due 06/07/2011	6,400	6,075

National Australia Bank Ltd.
1.352% due 09/11/2009	23,500	23,501
1.691% due 02/08/2010	109,600	109,622

National City Corp.
1.490% due 06/16/2010	3,000	2,810

Osiris Capital PLC
3.944% due 01/15/2010	11,000	10,732

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	93,055

PNC Bank N.A.
1.620% due 02/01/2010	73,400	71,989

Pricoa Global Funding I
1.274% due 01/30/2012	18,300	13,620
1.428% due 09/27/2013	14,770	9,878

Principal Life Income Funding Trusts
1.398% due 11/15/2010	8,100	6,753

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	1,800	1,736

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	18,234

SLM Corp.
1.299% due 07/27/2009	20,200	19,464
1.319% due 07/26/2010	20,000	14,202

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	76,000

U.S. Bancorp
1.625% due 02/04/2010	37,820	37,893

Wachovia Corp.
1.311% due 12/01/2009	25,600	25,232
5.500% due 05/01/2013	70,000	64,624

Wells Fargo & Co.
1.454% due 01/12/2011	6,600	6,053
1.614% due 01/29/2010	70,100	68,611
7.980% due 02/28/2049	182,500	85,878

Westpac Banking Corp.
3.250% due 12/16/2011	65,800	67,038

		2,553,666

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 6.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	$163,818	$124,958

Anadarko Petroleum Corp.
1.720% due 09/15/2009	26,300	26,209

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,192

Daimler Finance North America LLC
1.634% due 08/03/2009	23,000	22,830
7.750% due 01/18/2011	3,000	2,960

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	38,752

General Mills, Inc.
1.252% due 01/22/2010	17,700	17,396

International Business Machines Corp.
1.764% due 07/28/2011	72,500	71,488

PACCAR, Inc.
6.375% due 02/15/2012	42,800	44,381
6.875% due 02/15/2014	19,900	20,755

Roche Holdings, Inc.
3.249% due 02/25/2011	98,380	98,259
6.000% due 03/01/2019	87,100	89,882

Ryder System, Inc.
5.950% due 05/02/2011	10,380	9,982

Time Warner, Inc.
1.461% due 11/13/2009	17,400	17,078

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,432

		618,554

UTILITIES 3.3%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	49,994

AT&T Corp.
7.300% due 11/15/2011	47,000	50,537

AT&T, Inc.
1.334% due 02/05/2010	11,700	11,671

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,080

Public Service Electric & Gas Co.
2.206% due 03/12/2010	51,300	50,792

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	3,200	3,208

Telecom Italia Capital S.A.
1.752% due 07/18/2011	24,000	20,767

Telefonica Emisiones SAU
1.588% due 06/19/2009	33,000	32,885

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,926

Verizon Wireless Capital LLC
5.250% due 02/01/2012	88,480	89,725

		324,585

Total Corporate Bonds & Notes (Cost $3,953,701)		3,496,805

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	42,100	42,418

Total Municipal Bonds & Notes (Cost $42,147)		42,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 54.9%

Fannie Mae
0.582% due 12/25/2036	$9,372	$8,386
0.722% due 10/27/2037	107,300	96,637
0.872% due 03/25/2044	752	707
0.922% due 05/25/2031 - 06/25/2032	2,698	2,612
1.122% due 05/25/2030	601	594
1.162% due 04/25/2022	13	13
1.172% due 05/25/2030	601	596
1.750% due 03/23/2011	101,500	102,223
3.022% due 07/01/2042 - 07/01/2044	12,069	11,952
3.072% due 09/01/2041	19,296	19,062
3.222% due 10/01/2030 - 11/01/2039	1,740	1,724
3.679% due 07/01/2017	46	45
3.977% due 12/01/2033	501	499
4.000% due 05/01/2011 - 03/01/2035	1,684	1,673
4.046% due 01/01/2024	147	149
4.083% due 01/01/2021	29	29
4.191% due 11/01/2017	52	52
4.250% due 05/25/2033	8,211	8,416
4.295% due 11/01/2018	4	4
4.338% due 05/01/2035	3,350	3,420
4.372% due 01/01/2024	10	10
4.400% due 08/01/2017	6	6
4.405% due 07/01/2018	12	12
4.438% due 12/01/2017	23	24
4.464% due 03/01/2035	3,472	3,543
4.487% due 11/01/2034	2,031	2,073
4.498% due 11/01/2017	29	29
4.500% due 06/01/2011 - 08/01/2035	8,765	9,010
4.544% due 02/01/2028	10	10
4.596% due 01/01/2028	66	66
4.598% due 07/01/2035	10,498	10,751
4.618% due 08/01/2035	16,216	16,629
4.647% due 01/01/2035	14,285	14,592
4.649% due 07/01/2035	11,933	12,157
4.652% due 04/01/2034	1,265	1,290
4.679% due 10/01/2034	6,525	6,646
4.705% due 05/01/2035	8,393	8,601
4.759% due 03/01/2035	17,332	17,491
4.850% due 04/01/2024	218	220
4.899% due 07/25/2017	418	432
4.912% due 10/01/2035	6,905	7,011
4.940% due 09/01/2035	8,926	9,160
4.942% due 11/01/2027	69	70
4.955% due 06/01/2022	6	6
4.968% due 06/01/2035	1,623	1,668
4.997% due 12/01/2023	33	33
5.000% due 12/01/2013 - 04/01/2039	992,340	1,031,907
5.013% due 04/01/2018	702	717
5.047% due 06/01/2035	3,696	3,806
5.124% due 02/01/2028	281	285
5.361% due 09/01/2032	1,954	2,007
5.436% due 10/01/2024	177	179
5.500% due 05/01/2014 - 05/01/2039	373,590	388,650
5.500% due 02/01/2038 (h)	53,563	55,668
6.000% due 05/01/2016 - 05/01/2039	1,571,141	1,640,636
6.000% due 10/01/2037 - 10/01/2038 (g)	396,507	414,656
6.000% due 07/01/2038 (h)	23,054	24,110
6.106% due 07/01/2023	88	91
6.247% due 08/01/2029	693	693
6.250% due 02/01/2011	78,000	82,429
6.500% due 08/01/2028 - 12/25/2042	104,015	109,953

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 05/01/2012 - 01/01/2032	$454	$459
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,840	3,088
8.500% due 04/01/2025	133	146
8.800% due 01/25/2019	89	93
9.000% due 03/25/2021 - 01/01/2025	306	344
9.250% due 10/25/2018	5	6
9.500% due 03/25/2020 - 11/01/2025	677	745
10.000% due 03/01/2010 - 05/01/2022	14	15
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	6	6
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	10
13.000% due 07/01/2015	2	3
13.250% due 09/01/2011	1	2
15.750% due 12/01/2011	1	2
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,216	3,242

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	260,692	252,661
0.782% due 08/25/2031	3,684	2,962
0.786% due 02/15/2019	96,614	93,536
0.802% due 09/25/2031	6,051	5,523
0.856% due 05/15/2036	15,142	14,689
0.906% due 12/15/2030	11,486	11,359
0.956% due 06/15/2018	3,669	3,612
1.006% due 11/15/2030	11	11
1.512% due 10/15/2020	51	51
1.562% due 03/15/2021	27	27
3.222% due 07/25/2044	724	710
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
4.000% due 09/15/2015	118	119
4.000% due 01/15/2024 (b)	3,290	316
4.355% due 08/01/2035	15,130	15,332
4.375% due 11/01/2022	264	269
4.482% due 03/01/2035	4,665	4,703
4.483% due 08/15/2032	689	685
4.500% due 02/15/2015 - 06/01/2018	33,566	34,239
4.589% due 04/01/2035	11,420	11,586
4.637% due 04/01/2035	8,671	8,838
4.697% due 06/01/2035 (g)	80,359	81,147
4.711% due 08/01/2035 (g)	73,606	74,429
4.720% due 01/01/2024	94	95
4.727% due 03/01/2035	9,267	9,501
4.813% due 10/01/2027	28	28
4.841% due 06/01/2024	57	58
4.858% due 07/01/2035	789	805
4.875% due 06/13/2018	7,400	8,228
4.900% due 03/01/2035	1,708	1,747
4.929% due 07/01/2035	19,334	19,793
4.990% due 11/01/2023	10	10
4.995% due 04/01/2035	1,947	2,006
5.000% due 04/01/2013 - 07/15/2024	34,477	35,068
5.059% due 04/01/2035	3,983	4,108
5.065% due 07/01/2018	52	53
5.113% due 10/01/2023	121	122
5.129% due 12/01/2022	41	42
5.151% due 09/01/2023	20	20
5.343% due 02/01/2020	270	279

82	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/15/2014 - 04/01/2039	$88,085	$91,666
5.875% due 03/21/2011	58,000	60,941
6.000% due 03/01/2011 - 04/01/2039	30,141	31,605
6.500% due 03/15/2029 - 07/25/2043	53,515	56,591
7.000% due 01/01/2030 - 04/01/2032	65	71
7.500% due 07/15/2030	522	558
8.000% due 01/01/2012 - 12/01/2024	304	325
8.500% due 06/01/2022 - 11/01/2025	773	848
9.000% due 12/15/2020 - 08/01/2022	264	278
9.500% due 08/01/2016 - 09/01/2021	85	93
10.000% due 03/01/2016 - 05/15/2020	38	42
10.750% due 10/01/2010	1	1
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
1.106% due 12/16/2025	133	130
4.125% due 10/20/2023 - 12/20/2027	2,826	2,842
4.625% due 08/20/2022 - 07/20/2030	3,734	3,759
5.000% due 01/20/2032 - 02/20/2032	4,060	4,129
5.375% due 04/20/2016 - 05/20/2030	5,915	6,034
5.500% due 03/20/2019 - 03/20/2031	208	214
6.000% due 01/15/2029 - 12/15/2038	166,135	173,857
6.500% due 09/15/2032 - 05/15/2034	45	47
6.500% due 04/15/2036 (h)	162,673	171,117
7.000% due 03/15/2011 - 10/15/2011	10	11
7.500% due 03/15/2022 - 09/15/2031	182	196
8.000% due 05/15/2016 - 06/20/2031	1,913	2,059
8.500% due 12/15/2021 - 05/15/2030	8	8
9.000% due 03/15/2017 - 11/15/2030	251	277
9.500% due 10/15/2016 - 06/15/2025	23	26
9.750% due 08/15/2017	19	21
10.000% due 10/15/2013 - 11/15/2020	5	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	3
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	4
16.000% due 02/15/2012	4	5

Vendee Mortgage Trust
6.500% due 05/15/2029	37,761	39,252

Total U.S. Government Agencies (Cost $5,396,780)		5,490,089

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	604	581

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.000% due 01/15/2016	$95,072	$98,370
2.500% due 07/15/2016	11,318	12,145

U.S. Treasury Bonds
3.500% due 02/15/2039	34,400	34,099

Total U.S. Treasury Obligations (Cost $137,324)		145,195

MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Assets
0.732% due 10/25/2046	33,444	10,862

American Home Mortgage Investment Trust
4.290% due 10/25/2034	41,973	29,318
4.390% due 02/25/2045	12,149	6,751
4.440% due 02/25/2045	40,859	23,245

Banc of America Funding Corp.
4.110% due 05/25/2035	224,669	161,826

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	298	228
6.500% due 10/25/2031	5,313	5,130

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	13,090	8,906
4.550% due 08/25/2035	1,073	751
4.625% due 10/25/2035	51,284	31,102
4.750% due 10/25/2035	145,933	111,204
4.951% due 11/25/2030	94	82
5.008% due 01/25/2035	5,105	3,931
5.031% due 04/25/2033	8,160	6,891
5.320% due 02/25/2033	1,033	907
5.426% due 04/25/2033	21,568	18,692
5.435% due 01/25/2034	10,284	7,688
5.602% due 02/25/2033	1,603	1,386

Bear Stearns Alt-A Trust
5.217% due 03/25/2035	27,869	14,251
5.364% due 05/25/2035	28,356	15,323
5.491% due 09/25/2035	7,613	3,767

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,098
5.471% due 01/12/2045	4,200	3,145

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	17,788	15,619

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	15,404	9,754

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	5,018	3,972

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	9,200

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	12,540	4,082
0.802% due 02/25/2037	13,449	5,558

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	4,093	1,709
4.729% due 02/20/2035	25,843	18,270
4.785% due 11/25/2034	14,397	8,807
5.250% due 02/20/2036	25,621	12,675

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,143

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	2,385	1,810
4.938% due 12/15/2040	7,498	7,471
5.329% due 06/25/2032	62	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 03/25/2037	$4,046	$3,872

DLJ Acceptance Trust
11.000% due 08/01/2019	58	58

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	24	24

Drexel Burnham Lambert CMO Trust
1.247% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034	16,588	9,717

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	6,707	5,214

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	76	76

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	14,103	11,301
0.602% due 01/25/2047	15,139	12,962

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	373
5.444% due 03/10/2039	6,800	4,921

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	9,502	6,655
5.799% due 08/10/2045	13,400	9,192

GSR Mortgage Loan Trust
4.129% due 09/25/2035	8,941	6,110
4.541% due 09/25/2035	85,247	63,188
6.000% due 03/25/2032	873	819

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	12,230	6,690

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	5,020	3,431

Imperial Savings Association
6.503% due 02/25/2018	36	35

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	8,324	7,673
0.732% due 05/25/2046	6,284	2,248

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,358
5.819% due 06/15/2049	50,985	35,298
5.882% due 02/15/2051	4,400	3,126

JPMorgan Mortgage Trust
5.018% due 02/25/2035	20,785	16,515

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	9,887	9,919

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	2,906	2,157

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	15,185	9,676

MASTR Asset Securitization Trust
5.500% due 09/25/2033	23,497	21,606

Mellon Residential Funding Corp.
1.036% due 06/15/2030	18,362	15,304

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	5,423

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	13,000	7,213
4.485% due 02/25/2035	27,792	19,052
4.723% due 05/25/2033	10,073	7,982

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,295	1,383
4.250% due 10/25/2035	13,856	11,168

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Capital I
0.617% due 10/15/2020	$5,736	$4,233
5.809% due 12/12/2049	18,825	13,162

Prime Mortgage Trust
0.922% due 02/25/2019	934	893
0.922% due 02/25/2034	5,791	4,692

Prudential-Bache CMO Trust
8.400% due 03/20/2021	122	124

Resecuritization Mortgage Trust
0.771% due 04/26/2021	31	31

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	1,049	1,016

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	17	15

Sears Mortgage Securities
12.000% due 02/25/2014	6	6

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	6,692	2,569
0.806% due 07/19/2035	6,246	2,924
1.216% due 09/19/2032	5,740	4,352
9.435% due 06/25/2029	528	573

Structured Asset Securities Corp.
5.111% due 07/25/2032	119	81
5.140% due 01/25/2032	151	127

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	15,363	13,196

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	27,198	18,789
0.646% due 09/15/2021	15,824	10,916
5.509% due 04/15/2047	6,200	3,912

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	5,957	2,459
0.832% due 01/25/2045	383	154
2.363% due 01/25/2047	9,467	3,476
2.443% due 12/25/2046	44,030	16,292
2.833% due 11/25/2042	2,100	1,279
3.033% due 06/25/2042	3,473	2,621
3.033% due 08/25/2042	2,868	1,938
3.705% due 02/27/2034	10,768	8,608
3.705% due 01/25/2047	6,525	2,547
3.742% due 03/25/2034	4,579	3,274
3.955% due 09/25/2046	15,351	5,933

Washington Mutual MSC Mortgage Pass-Through Certificates
5.610% due 02/25/2033	299	236
5.667% due 02/25/2033	81	66

Wells Fargo Mortgage-Backed Securities Trust
4.704% due 12/25/2033	5,957	5,008
4.950% due 03/25/2036	29,200	18,440
5.387% due 08/25/2035	6,408	5,364
5.593% due 07/25/2036	24,069	12,706

Total Mortgage-Backed Securities (Cost $1,522,836)		1,060,365

ASSET-BACKED SECURITIES 6.8%

Access Group, Inc.
2.459% due 10/27/2025	66,936	61,573

ACE Securities Corp.
0.572% due 12/25/2036	3,713	3,262

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	744	281

Argent Securities, Inc.
0.572% due 09/25/2036	120	118

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1,075	1,042
0.582% due 01/25/2037	5,441	4,629

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	$1,122	$1,004
1.076% due 06/15/2031	7	5

BA Credit Card Trust
1.136% due 04/15/2013	14,900	14,246

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	2,902	2,123
0.602% due 10/25/2036	4,023	3,469
0.972% due 03/25/2043	3,001	2,797
1.522% due 10/25/2037	30,349	19,610

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	9,962	9,173
0.622% due 06/25/2037	1,297	968
0.842% due 10/25/2035	12,800	11,072

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	1,004	825

Chase Issuance Trust
0.546% due 07/15/2011	1,300	1,297
0.596% due 02/15/2013	850	806
1.206% due 11/15/2011	4,100	4,049

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	692	451

Citibank Credit Card Issuance Trust
1.436% due 05/18/2011	85,700	85,493

Citigroup Mortgage Loan Trust, Inc.
0.622% due 10/25/2036	11,305	10,009

Community Program Loan Trust
4.500% due 10/01/2018	3,351	3,370

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	6,108	5,536
0.572% due 12/25/2046	996	977
0.572% due 03/25/2047	3,026	2,912

Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	1,307	1,224

Daimler Chrysler Auto Trust
1.383% due 10/08/2010	21,643	21,537
4.980% due 02/08/2011	7,567	7,602

Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	10,149	5,536

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	17,402	15,512
0.572% due 12/25/2036	472	461
0.582% due 06/25/2036	574	564

Ford Credit Auto Owner Trust
0.566% due 04/15/2010	37	37
0.886% due 06/15/2010	467	465
1.156% due 07/15/2010	15,683	15,592
1.456% due 01/15/2011	79,481	78,749
1.976% due 06/15/2012	57,600	53,855
2.176% due 05/15/2012	13,500	12,690
4.360% due 06/15/2010	1,405	1,407

Fremont Home Loan Trust
0.582% due 01/25/2037	6,756	5,750
0.592% due 02/25/2037	744	730
0.622% due 05/25/2036	1,803	1,749

GSAMP Trust
0.562% due 10/25/2046	3,669	3,357
0.592% due 09/25/2036	1,668	1,564
0.592% due 12/25/2036	11,404	8,302

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	3,046	2,109
0.835% due 01/20/2034	15,856	10,464
0.895% due 09/20/2033	7,531	5,586

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	806	503
0.572% due 12/25/2036	4,940	2,867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	$3,446	$3,256

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	1,631	1,497
0.572% due 07/25/2036	1,992	1,840
0.572% due 08/25/2036	2,141	1,929

Lehman XS Trust
0.592% due 05/25/2046	852	832

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	3,218	2,962
0.582% due 10/25/2036	1,499	1,436
0.802% due 10/25/2034	589	241

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	2,653	2,538

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	3,089	2,824
0.562% due 01/25/2037	7,403	6,444
0.572% due 10/25/2036	2,346	2,050

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	1,000	913

Option One Mortgage Loan Trust
0.572% due 01/25/2037	5,748	5,393

Renaissance Home Equity Loan Trust
1.222% due 08/25/2032	40	20

Residential Asset Securities Corp.
0.592% due 11/25/2036	6,077	5,861
0.982% due 06/25/2031	3	2

Saxon Asset Securities Trust
0.582% due 10/25/2046	1,524	1,464

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036	1,695	1,486
0.582% due 12/25/2036	8,963	7,421
0.652% due 05/25/2037	2,639	1,741

SLM Student Loan Trust
1.199% due 01/25/2019	7,000	6,924
1.249% due 10/25/2016	1,016	1,015
1.409% due 07/25/2013	11,795	11,750
1.459% due 01/25/2015	5,773	5,700
1.659% due 10/25/2017	47,700	44,374
1.839% due 07/25/2013	32,214	32,049

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	4,672	3,813

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	1,014	973
0.582% due 01/25/2038	5,727	4,819

Structured Asset Securities Corp.
0.572% due 10/25/2036	7,640	6,690
0.812% due 01/25/2033	754	382
4.930% due 01/25/2035	828	776

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	1,532	1,494

WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030	206	183

Total Asset-Backed Securities (Cost $745,468)		682,401

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
1.645% due 10/04/2011	1,000	1,003
8.125% due 01/21/2014	105,700	109,410

Korea Development Bank
1.531% due 11/22/2012	2,200	1,994

Total Sovereign Issues (Cost $108,518)		112,407

84	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	$29,275

KeyCorp
2.088% due 11/22/2010	EUR	7,085	8,278

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,153

Morgan Stanley
2.165% due 03/01/2013		25,300	25,764

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,377

SLM Corp.
2.604% due 04/26/2011	EUR	5,000	3,787

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,364

Total Foreign Currency-Denominated Issues (Cost $101,423)			87,998

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049		63,000	26,743

Wells Fargo & Co.
7.500% due 12/31/2049		29,900	14,322

Total Convertible Preferred Stocks (Cost $81,549)			41,065

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049	10,254	$102,700

Total Preferred Stocks (Cost $108,094)		102,700

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.8%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
1.134% due 01/15/2010	$100	96

COMMERCIAL PAPER 0.1%

Freddie Mac
0.200% due 04/20/2009	6,500	6,499

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	22,000	22,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $22,401. Repurchase proceeds are $22,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $10,204. Repurchase proceeds are $10,000.)

		32,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.765% due 04/29/2009 - 05/15/2009 (c)(f)	$5,150	$5,150

U.S. TREASURY BILLS 1.4%
0.113% due 04/02/2009 - 06/11/2009 (c)(f)	138,865	138,856

Total Short-Term Instruments (Cost $182,604)		182,601

PURCHASED OPTIONS (j) 0.4%
(Cost $9,382)		35,033

Total Investments 118.3% (Cost $12,761,666)		$11,830,775

Written Options (k) (0.0%) (Premiums $5,954)		(585)

Other Assets and Liabilities (Net) (18.3%)		(1,828,820)

Net Assets 100.0%		$10,001,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Low Duration Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $135,151 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,864 at a weighted average interest rate of 2.163%. On March 31, 2009, securities valued at $348,543 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,653 and cash of $18,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	340	$4,636
90-Day Eurodollar December Futures	Long	12/2009	2,074	9,087
90-Day Eurodollar June Futures	Long	06/2009	5,501	27,059
90-Day Eurodollar March Futures	Long	03/2010	1,209	6,029
90-Day Eurodollar September Futures	Long	09/2009	3,505	18,212
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,477
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	26,906

				$93,406

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  Low Duration Fund  (Cont.)

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$15,700	$(6,656)	$0	$(6,656)
American International Group, Inc.	DUB	1.400%	06/20/2013	22.388%	16,200	(7,191)	0	(7,191)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	20,200	(8,975)	0	(8,975)
American International Group, Inc.	GSC	1.800%	06/20/2013	22.388%	2,000	(871)	0	(871)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	20,300	(9,028)	0	(9,028)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	20,000	(2,103)	0	(2,103)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	43,300	(7)	0	(7)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	1,300	(261)	0	(261)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	2,200	(451)	0	(451)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	4,500	(1,126)	0	(1,126)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	13.959%	7,500	(1,868)	0	(1,868)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	13.959%	10,000	(2,478)	0	(2,478)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	1,000	(202)	0	(202)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	400	(11)	0	(11)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	2,000	(411)	0	(411)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	9.275%	6,300	(902)	0	(902)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	2,000	(385)	0	(385)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	6,300	(510)	0	(510)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	2,800	(225)	0	(225)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	1,800	(144)	0	(144)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	16,600	(1,903)	0	(1,903)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	10,200	(1,057)	0	(1,057)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	9.036%	32,700	(5,017)	0	(5,017)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	1,900	(242)	0	(242)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	8,000	(112)	0	(112)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	10.026%	16,700	(1,328)	0	(1,328)
General Motors Corp.	BCLY	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	600	(489)	0	(489)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	3,300	(2,697)	0	(2,697)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	1,800	(1,469)	0	(1,469)
General Motors Corp.	GSC	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	700	(572)	0	(572)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	800	(653)	0	(653)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	1,100	(867)	0	(867)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	2,000	(681)	0	(681)
GMAC LLC	CITI	3.720%	09/20/2012	18.913%	2,800	(949)	0	(949)
GMAC LLC	DUB	3.200%	09/20/2012	18.913%	5,500	(1,929)	0	(1,929)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	4,300	(1,508)	0	(1,508)
GMAC LLC	JPM	3.250%	09/20/2012	18.913%	7,500	(2,622)	0	(2,622)
GMAC LLC	JPM	3.370%	09/20/2012	18.913%	10,000	(3,468)	0	(3,468)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	13,000	(4,420)	0	(4,420)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	2,000	(676)	0	(676)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	8,300	(2,599)	0	(2,599)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,200	(352)	(450)	98
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	43,300	(332)	0	(332)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	6,000	(46)	0	(46)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	4,900	(551)	0	(551)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	38,400	(6,431)	0	(6,431)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,000	12	0	12
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	500	(35)	0	(35)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	6,000	(7)	0	(7)
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	43,300	(429)	0	(429)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	6,200	(2,260)	0	(2,260)
SLM Corp.	BOA	4.600%	03/20/2010	42.889%	100	(26)	(20)	(6)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	100	(39)	(30)	(9)
SLM Corp.	BOA	4.930%	03/20/2013	27.118%	100	(36)	(27)	(9)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	200	(73)	(54)	(19)
SLM Corp.	BOA	5.000%	12/20/2013	25.406%	100	(37)	(28)	(9)
SLM Corp.	BOA	5.000%	03/20/2014	24.944%	100	(37)	(29)	(8)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	2,900	(229)	0	(229)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	4,300	(153)	0	(153)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	43,300	(6,386)	0	(6,386)

						$(112,282)	$(638)	$(111,644)

86	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$ (1,132)	$0	$(1,132)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	2,800	(1,111)	0	(1,111)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	5,500	(2,225)	0	(2,225)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	1,900	(768)	0	(768)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	3,900	(1,554)	0	(1,554)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	1,700	(675)	0	(675)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	3,000	(1,195)	0	(1,195)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	4,700	(1,865)	0	(1,865)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,841	(4,675)	0	(4,675)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,778	(1,083)	0	(1,083)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,143	(1,240)	0	(1,240)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	20	0	20
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	(58)	0	(58)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	(122)	0	(122)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	(69)	0	(69)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	(126)	0	(126)

					$ (19,300)	$0	$(19,300)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,108	$1	$1,107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	485	0	485
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	526	10	516
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	142	0	142
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	140	0	140
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	159	0	159
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	36	1	35
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	(50)	0	(50)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(10)	0	(10)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	224	(45)	269
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	227	(36)	263
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	268	29	239
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	278	17	261
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	879	(32)	911
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	14,298	(391)	14,689
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	3,150	(305)	3,455
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	4,341	(368)	4,709
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,204	0	5,204
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,671	1,769	2,902
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,360	(1,604)	6,964
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		213,100	7,003	(545)	7,548
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		900	45	33	12
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		18,600	928	679	249
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		14,800	738	466	272
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		16,100	802	368	434
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,000	(2,068)	90	(2,158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		77,600	(21,154)	(346)	(20,808)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,400	127	(290)	417

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Low Duration Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$9,700	$(3,351)	$347	$(3,698)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		7,300	(2,522)	112	(2,634)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		18,400	(6,357)	376	(6,733)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		5,400	(1,866)	74	(1,940)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	125,900	900	1,018	(118)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	8,800	107	(208)	315
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	890	(180)	1,070
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,925	(27)	1,952

							$17,701	$1,033	$16,668

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$131,000	$1,401	$4,934
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,397
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,322
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	8,158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	11,432
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,790

							$9,382	$35,033

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	777	$243	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	28,000	$311	$12
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		15,000	158	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		11,000	118	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		39,500	451	16
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		19,000	200	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$57,700	116	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		57,700	300	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	195	43
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	112	30
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		30,500	90	12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		24,000	94	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,500	357	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,500	247	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		53,500	505	86
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		10,000	94	16
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	109	30
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		105,500	475	7
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		105,500	479	6
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		13,000	93	21
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		49,500	234	55
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,500	265	44
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		13,500	58	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		25,000	178	40
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		129,000	472	49

								$5,711	$507

88	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$572,100	EUR	0	$10,094
Sales	12,882	1,367,700		157,500	23,601
Closing Buys	(739)	(957,400)		(45,000)	(20,840)
Expirations	(11,366)	(70,500)		0	(6,901)
Exercised	0	0		0	0

Balance at 03/31/2009	777	$911,900	EUR	112,500	$ 5,954

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2024	$44,800	$46,424	$46,697

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(20)	$(20)
Sell		BCLY	3,819	04/2009	0	(9)	(9)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Sell		HSBC	3,832	04/2009	0	(8)	(8)
Buy	AUD	UBS	11,746	05/2009	0	(82)	(82)
Buy	BRL	HSBC	12,212	04/2009	0	(157)	(157)
Sell		HSBC	17,162	04/2009	253	0	253
Buy		JPM	10,670	04/2009	0	(138)	(138)
Sell		JPM	5,720	04/2009	82	0	82
Buy		BCLY	898	06/2009	13	0	13
Sell		BCLY	6,413	06/2009	0	(54)	(54)
Buy		HSBC	18,991	06/2009	18	(247)	(229)
Sell		HSBC	16,767	06/2009	9	(20)	(11)
Buy		JPM	5,721	06/2009	0	(80)	(80)
Sell		JPM	1,857	06/2009	0	(34)	(34)
Buy		MLP	1,864	06/2009	14	0	14
Sell		MLP	1,864	06/2009	0	(35)	(35)
Buy		RBC	11,952	06/2009	0	(1,206)	(1,206)
Buy		RBS	12,309	06/2009	99	0	99
Sell		RBS	12,309	06/2009	0	(109)	(109)
Buy	CAD	JPM	5,688	04/2009	0	(120)	(120)
Buy	CLP	DUB	2,743,870	05/2009	480	0	480
Sell		HSBC	2,743,870	05/2009	0	(439)	(439)
Buy	CNY	BCLY	89,648	07/2009	0	(719)	(719)
Sell		BCLY	49,683	07/2009	0	(328)	(328)
Sell		CITI	132,306	07/2009	0	(516)	(516)
Buy		DUB	284,104	07/2009	0	(2,297)	(2,297)
Sell		DUB	229,955	07/2009	0	(878)	(878)
Buy		HSBC	90,750	07/2009	0	(632)	(632)
Sell		HSBC	90,819	07/2009	0	(345)	(345)
Buy		JPM	88,551	07/2009	0	(770)	(770)
Sell		JPM	50,288	07/2009	0	(332)	(332)
Buy		BCLY	27,585	09/2009	57	0	57
Sell		BCLY	55,781	09/2009	0	(209)	(209)
Buy		CITI	17,769	09/2009	45	0	45
Sell		CITI	53,796	09/2009	0	(189)	(189)
Buy		DUB	80,518	09/2009	186	0	186
Buy		HSBC	35,917	09/2009	86	0	86
Sell		HSBC	21,275	09/2009	0	(84)	(84)
Buy		JPM	14,634	09/2009	26	0	26
Sell		JPM	45,571	09/2009	0	(178)	(178)
Buy		BCLY	15,782	03/2010	0	(20)	(20)
Buy		HSBC	15,819	03/2010	0	(14)	(14)
Buy		JPM	96,305	03/2010	0	(99)	(99)
Buy	EUR	BCLY	1,797	04/2009	0	(47)	(47)
Sell		HSBC	33,802	04/2009	0	(2,222)	(2,222)
Buy	GBP	CITI	5,593	04/2009	0	(215)	(215)
Buy		DUB	7,850	04/2009	0	(153)	(153)
Sell		DUB	26,952	04/2009	399	0	399
Buy		GSC	3,927	04/2009	0	(75)	(75)
Buy		MSC	6,731	04/2009	0	(234)	(234)

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments Low Duration Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	MSC	45,108	04/2009	$528	$0	$528
Buy		UBS	9,400	04/2009	0	(381)	(381)
Buy	INR	BCLY	279,767	04/2009	5	(99)	(94)
Sell		BCLY	201,170	04/2009	0	(146)	(146)
Buy		BOA	186,509	04/2009	5	0	5
Buy		CITI	157,500	04/2009	0	(47)	(47)
Buy		DUB	158,256	04/2009	0	(22)	(22)
Sell		DUB	174,057	04/2009	0	(108)	(108)
Buy		HSBC	234,578	04/2009	0	(68)	(68)
Sell		JPM	641,383	04/2009	0	(399)	(399)
Sell	JPY	BNP	622,908	05/2009	108	0	108
Buy		RBS	953,717	05/2009	0	(42)	(42)
Sell		MSC	622,907	06/2009	99	0	99
Buy	KWD	HSBC	577	04/2009	0	(231)	(231)
Sell		HSBC	577	04/2009	59	0	59
Buy	MYR	BCLY	5,352	04/2009	0	(62)	(62)
Sell		BCLY	8,983	04/2009	0	(9)	(9)
Buy		BOA	4,555	04/2009	0	(51)	(51)
Buy		CITI	9,142	04/2009	0	(93)	(93)
Sell		CITI	4,395	04/2009	0	(6)	(6)
Buy		HSBC	10,517	04/2009	0	(66)	(66)
Sell		JPM	16,187	04/2009	0	(35)	(35)
Buy	PHP	BCLY	7,731	05/2009	2	0	2
Buy		CITI	190,519	05/2009	11	(21)	(10)
Sell		DUB	255,480	05/2009	0	(404)	(404)
Buy		JPM	57,230	05/2009	1	0	1
Buy	RUB	JPM	388,164	05/2009	0	(4,779)	(4,779)
Sell		UBS	388,164	05/2009	4,669	0	4,669
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Sell		HSBC	3,923	04/2009	0	(8)	(8)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Sell		JPM	3,915	04/2009	0	(7)	(7)
Sell	SGD	BCLY	15,531	04/2009	59	(1)	58
Buy		CITI	22,931	04/2009	0	(638)	(638)
Sell		CITI	10,514	04/2009	20	0	20
Buy		DUB	15,345	04/2009	0	(324)	(324)
Buy		HSBC	7,255	04/2009	0	(191)	(191)
Sell		HSBC	24,403	04/2009	32	(6)	26
Sell		JPM	10,459	04/2009	20	(1)	19
Buy		RBS	8,807	04/2009	0	(203)	(203)
Buy		UBS	6,568	04/2009	0	(123)	(123)
Buy		HSBC	7,854	07/2009	0	(271)	(271)
Sell		HSBC	7,854	07/2009	5	(2)	3

					$7,390	$(22,206)	$(14,816)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$367,261	$11,447,043	$16,471	$11,830,775
Short Sales, at value	0	(46,697)	0	(46,697)
Other Financial Instruments ++	93,406	(131,463)	1,786	(36,271)

Total	$460,667	$11,268,883	$18,257	$11,747,807

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$133,258	$(2,230)	$583	$8	$(12,578)	$(102,570)	$16,471
Other Financial Instruments ++	(3,360)	0	0	0	(958)	6,104	1,786

Total	$129,898	$(2,230)	$583	$8	$(13,536)	$(96,466)	$18,257

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund II	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 21.1%

Short-Term Floating NAV Portfolio	7,517,714	$75,215

Total PIMCO Funds (Cost $75,207)		75,215

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 19.3%

BANKING & FINANCE 16.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	387

American Express Centurion Bank
0.583% due 03/23/2010	800	751
0.584% due 06/12/2009	1,600	1,579

American Express Credit Corp.
0.593% due 11/09/2009	1,000	971

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	500	433

American International Group, Inc.
1.252% due 10/18/2011	100	52
4.950% due 03/20/2012	100	49
8.250% due 08/15/2018	400	171

Bank of America Corp.
1.356% due 11/06/2009	400	395
1.568% due 08/15/2016	200	128
8.000% due 12/29/2049	3,100	1,243

Bank of America N.A.
1.600% due 06/15/2016	3,300	2,096

Bear Stearns Cos. LLC
1.341% due 08/21/2009	500	498
1.341% due 02/23/2010	1,900	1,878
1.366% due 05/18/2010	1,600	1,576
1.486% due 07/19/2010	900	887
6.950% due 08/10/2012	1,000	1,019

CIT Group, Inc.
1.481% due 02/13/2012	100	61

Citigroup Funding, Inc.
0.523% due 04/23/2009	2,400	2,394
1.226% due 06/26/2009	400	395
1.257% due 09/22/2009	2,000	1,957

Citigroup, Inc.
1.262% due 12/28/2009	500	462
5.125% due 02/14/2011	700	643
5.500% due 04/11/2013	1,400	1,231

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,100	1,087
6.250% due 04/15/2009	4,875	4,876

General Electric Capital Corp.
1.189% due 10/26/2009	200	196
1.212% due 01/20/2010	1,300	1,261
1.361% due 03/12/2010	300	288

Goldman Sachs Group, Inc.
1.455% due 07/23/2009	3,700	3,669

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	700	480

KeyBank N.A.
3.511% due 06/02/2010	700	675

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	900	112

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	200	196
1.346% due 12/04/2009	800	769
1.501% due 06/05/2012	2,800	2,176

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
1.278% due 05/17/2010	$1,100	$1,039
5.125% due 04/10/2013	3,200	2,926

Morgan Stanley
1.184% due 01/15/2010	1,300	1,251
1.291% due 05/07/2009	800	799
1.392% due 01/18/2011	300	271
3.338% due 05/14/2010	1,200	1,169

National City Bank
1.654% due 06/07/2017	2,200	1,360

Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,169

Pricoa Global Funding I
1.219% due 07/27/2009	2,500	2,423

Principal Life Income Funding Trusts
1.398% due 11/15/2010	200	167
5.300% due 04/24/2013	300	276

Regions Financial Corp.
1.396% due 06/26/2012	3,000	2,453

Wachovia Corp.
1.224% due 10/15/2011	2,700	2,395
5.500% due 05/01/2013	200	185

Wells Fargo & Co.
7.980% due 02/28/2049	5,000	2,353

		58,277

INDUSTRIALS 1.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,212

PACCAR, Inc.
6.875% due 02/15/2014	100	104

Roche Holdings, Inc.
6.000% due 03/01/2019	2,600	2,683

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	632

		5,631

UTILITIES 1.4%

Dominion Resources, Inc.
2.366% due 06/17/2010	2,200	2,139

Verizon Wireless Capital LLC
5.250% due 02/01/2012	2,700	2,738

		4,877

Total Corporate Bonds & Notes (Cost $77,595)		68,785

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	1,300	1,310

Total Municipal Bonds & Notes (Cost $1,301)		1,310

U.S. GOVERNMENT AGENCIES 81.2%

Fannie Mae
0.972% due 10/25/2030	164	162
3.022% due 07/01/2042	352	348
3.072% due 09/01/2041	794	785
3.222% due 08/01/2030 - 10/01/2030	291	289
3.875% due 01/01/2024	129	128
4.347% due 11/01/2034	2,048	2,081
4.475% due 09/01/2028	199	198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.647% due 01/01/2035	$615	$629
4.649% due 07/01/2035	535	545
4.968% due 06/01/2035	3,380	3,474
5.000% due 11/01/2017 - 04/01/2039	38,049	39,618
5.031% due 12/01/2034	2,445	2,487
5.500% due 12/01/2013 - 05/01/2039	110,752	115,033
5.500% due 06/01/2022 (f)	8,560	8,934
5.700% due 08/01/2018	1,000	1,004
6.000% due 03/01/2016 - 05/01/2039	73,523	76,853
6.250% due 02/01/2011	2,100	2,219
6.500% due 09/01/2012 - 12/25/2042	477	503
8.000% due 11/25/2023	182	201
9.250% due 10/25/2018	5	5
10.500% due 05/01/2012	40	43

Federal Housing Administration
7.430% due 07/01/2024	896	903

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	8,104	7,854
0.786% due 02/15/2019	2,690	2,604
0.906% due 12/15/2030	508	503
0.956% due 06/15/2018	149	147
3.022% due 10/25/2044	1,181	1,151
3.023% due 02/25/2045	776	667
4.875% due 06/13/2018	200	222
4.929% due 07/01/2035	747	764
5.000% due 11/01/2018 - 05/15/2027	2,609	2,687
5.340% due 07/01/2023	83	84
5.500% due 08/01/2038 - 04/01/2039	4,793	4,977
6.000% due 02/01/2016 - 04/01/2039	1,119	1,171
6.500% due 07/25/2043	1,461	1,543
8.500% due 06/01/2025	9	10

Ginnie Mae
1.045% due 09/20/2030	43	42
4.125% due 10/20/2025	360	362
4.625% due 07/20/2023 - 07/20/2030	685	689
5.375% due 04/20/2022 - 05/20/2027	770	786
6.000% due 08/15/2036 - 08/15/2038	4,459	4,667
6.500% due 04/15/2036	1,971	2,073
7.000% due 11/15/2022	120	128
7.500% due 02/15/2022 - 03/15/2024	181	195
7.750% due 01/17/2030	22	23
8.000% due 03/15/2023- 05/15/2024	63	69
9.000% due 07/20/2016 - 08/15/2030	108	117

Total U.S. Government Agencies (Cost $285,198)		289,977

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Bonds
3.500% due 02/15/2039	1,600	1,586

Total U.S. Treasury Obligations (Cost $1,575)		1,586

MORTGAGE-BACKED SECURITIES 7.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,817	1,269
4.390% due 02/25/2045	537	298

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Low Duration Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
4.110% due 05/25/2035	$4,315	$3,108

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	611	423
2.650% due 08/25/2035	1,989	1,393
4.750% due 10/25/2035	2,394	2,258
5.320% due 02/25/2033	58	51
5.426% due 04/25/2033	1,033	895
5.435% due 01/25/2034	380	284
5.602% due 02/25/2033	84	73

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	1,144	618

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	200	150

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	539	474

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	552	359
4.248% due 08/25/2035	655	420

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	421

Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 11/19/2033	446	380
4.729% due 02/20/2035	821	581
4.785% due 11/25/2034	431	263
5.250% due 02/20/2036	1,087	538

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	144	109
5.329% due 06/25/2032	3	2

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	358	319

First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034	700	410

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	480	385

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	300	217

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	640	448
5.799% due 08/10/2045	600	412

GSR Mortgage Loan Trust
4.465% due 06/25/2034	741	579
4.541% due 09/25/2035	3,728	2,763

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	190	130

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	68
5.882% due 02/15/2051	200	142

JPMorgan Mortgage Trust
5.018% due 02/25/2035	117	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	442	443

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	99	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	$400	$231

Merrill Lynch Mortgage Investors, Inc.
4.485% due 02/25/2035	1,244	853

Morgan Stanley Capital I
0.617% due 10/15/2020	179	132
5.809% due 12/12/2049	100	70

Prime Mortgage Trust
0.922% due 02/25/2019	44	42
0.922% due 02/25/2034	294	238

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	824	300
0.806% due 07/19/2035	363	237
1.216% due 09/19/2032	318	241
9.435% due 06/25/2029	328	356

Structured Asset Securities Corp.
4.863% due 10/25/2035	304	180
5.111% due 07/25/2032	7	4

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,579	1,356

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	674	466
0.646% due 09/15/2021	465	321
5.509% due 04/15/2047	300	189

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	356	147
0.812% due 10/25/2045	234	97
2.363% due 01/25/2047	291	107
2.833% due 11/25/2042	69	42
3.033% due 06/25/2042	141	106
3.705% due 02/27/2034	867	693

Total Mortgage-Backed Securities (Cost $37,106)		27,494

ASSET-BACKED SECURITIES 6.5%

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	43	16

Asset-Backed Funding Certificates
0.582% due 01/25/2037	198	169

Asset-Backed Securities Corp. Home Equity
0.797% due 09/25/2034	151	102
2.206% due 03/15/2032	495	262

BA Credit Card Trust
1.136% due 04/15/2013	400	382
1.256% due 12/15/2014	1,700	1,522

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	580	425
1.522% due 10/25/2037	991	640

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	568	523

Chase Credit Card Master Trust
0.726% due 09/15/2011	1,700	1,696

Chase Issuance Trust
2.820% due 09/15/2015	2,700	2,474

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	40	26

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	256	241
0.572% due 05/25/2037	572	519
0.572% due 07/25/2037	1,557	1,329
0.572% due 06/25/2047	1,270	1,128
0.702% due 09/25/2036	1,990	1,385
1.002% due 12/25/2031	142	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	$259	$229
0.612% due 12/25/2037	712	666

Daimler Chrysler Auto Trust
1.463% due 07/08/2011	506	499
2.013% due 09/10/2012	300	270

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	418	384

Fremont Home Loan Trust
0.582% due 01/25/2037	250	213

GSAMP Trust
0.592% due 12/25/2036	361	262

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	104	100

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,435	1,250

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	977	836

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	119	112

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036	67	60

Lehman XS Trust
0.592% due 05/25/2046	29	28

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	19	8

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	182	168

Morgan Stanley ABS Capital I
0.572% due 11/25/2036	309	284

Option One Mortgage Loan Trust
0.572% due 01/25/2037	197	185

Park Place Securities, Inc.
0.834% due 10/25/2034	673	508

Securitized Asset-Backed Receivables LLC Trust
0.582% due 12/25/2036	254	211

SLM Student Loan Trust
1.149% due 10/27/2014	1,237	1,232
1.459% due 01/25/2015	180	178
2.659% due 04/25/2023	2,692	2,646

Structured Asset Securities Corp.
0.812% due 01/25/2033	47	24

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	53	51

Total Asset-Backed Securities (Cost $26,675)		23,317

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049	1,000	424

Wells Fargo & Co.
7.500% due 12/31/2049	3,000	1,437

Total Convertible Preferred Stocks (Cost $3,023)		1,861

PREFERRED STOCKS 1.4%

DG Funding Trust
2.717% due 12/31/2049	510	5,108

Total Preferred Stocks (Cost $5,100)		5,108

92	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$1,200	$1,200
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $1,227. Repurchase proceeds are $1,200.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	1,270	1,270
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,299. Repurchase proceeds are $1,270.)

		2,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.8%
0.172% due 04/02/2009 - 06/04/2009 (b)(d)	$2,875	$2,875

Total Short-Term Instruments (Cost $5,345)		5,345

PURCHASED OPTIONS (h) 0.3%
(Cost $306)		1,100

Total Investments 140.3% (Cost $518,431)		$501,098

Written Options (i) (0.0%) (Premiums $139)		(17)

Other Assets and Liabilities (Net) (40.3%)		(143,799)

Net Assets 100.0%		$357,282

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Low Duration Fund II is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $2,480 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $5,117 at a weighted average interest rate of 1.092%. On March 31, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $309 and cash of $1,975 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	59	$258
90-Day Eurodollar June Futures	Long	06/2009	349	1,777
90-Day Eurodollar March Futures	Long	03/2010	34	170
90-Day Eurodollar September Futures	Long	09/2009	148	961

				$3,166

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$300	$(127)	$0	$(127)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	500	(222)	0	(222)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	500	(222)	0	(222)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,100	(67)	0	(67)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	500	(41)	0	(41)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	200	(16)	0	(16)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	100	(8)	0	(8)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	300	(35)	0	(35)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	300	(31)	0	(31)
General Electric Capital Corp.	CITI	4.850%	12/20/2013	7.440%	400	(34)	0	(34)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	300	(32)	0	(32)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	400	(36)	0	(36)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)

						$(879)	$0	$(879)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,000	(405)	0	(405)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(398)	0	(398)

					$(1,001)	$0	$(1,001)

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Low Duration Fund II  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$3,100	$86	$(8)	$94
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	4,200	116	(10)	126
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	6,200	204	(61)	265
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	12,700	417	(38)	455
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	400	20	15	5
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	3,000	150	110	40
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	1,300	65	41	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	400	20	9	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	1,500	75	53	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	3,700	(1,009)	29	(1,038)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	300	11	(26)	37
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	300	(104)	1	(105)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	600	(207)	9	(216)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	500	(173)	10	(183)

						$(329)	$134	$(463)

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,400	$47	$166
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	32	113
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,400	83	279
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	68	271
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	76	271

							$306	$1,100

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	25	$8	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$1,500	$3	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,500	8	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	3	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,500	14	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,500	10	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,500	12	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,500	9	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1

94	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,500	$7	$2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	15	2

							$131	$15

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$24,500	$506
Sales	363	42,500	670
Closing Buys	(277)	(40,000)	(1,001)
Expirations	0	0	0
Exercised	(61)	0	(36)

Balance at 03/31/2009	25	$27,000	$139

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$77,076	$423,119	$903	$501,098
Other Financial Instruments ++	3,166	(2,360)	0	806

Total	$80,242	$420,759	$903	$501,904

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$938	$(34)	$(1)	$(1)	$1	$0	$903
Other Financial Instruments ++	(1)	0	0	0	1	0	0

Total	$937	$(34)	$(1)	$(1)	$2	$0	$903

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  Low Duration Fund III

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 4.8%

Short-Term Floating NAV Portfolio	549,933	$5,502

Total PIMCO Funds (Cost $5,502)		5,502

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 29.3%

BANKING & FINANCE 23.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$200	194

American Express Centurion Bank
0.584% due 06/12/2009	1,000	987

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	200	173

American Honda Finance Corp.
1.291% due 02/09/2010	1,000	994

ANZ National International Ltd.
1.281% due 08/07/2009	300	300
6.200% due 07/19/2013	200	193

Bank of America Corp.
1.568% due 08/15/2016	100	64
8.000% due 12/29/2049	3,500	1,403

Bank of America N.A.
1.331% due 06/12/2009	300	300
1.600% due 06/15/2016	800	508

Bear Stearns Cos. LLC
1.352% due 07/16/2009	100	100
1.366% due 05/18/2010	300	296

Calabash Re Ltd.
9.720% due 01/08/2010	300	290
12.220% due 01/08/2010	300	294

CIT Group, Inc.
1.451% due 03/12/2010	600	477
1.481% due 02/13/2012	500	307

Citigroup Capital XXI
8.300% due 12/21/2057	800	386

Citigroup Funding, Inc.
1.226% due 06/26/2009	200	198

Citigroup, Inc.
1.262% due 12/28/2009	500	462
1.396% due 05/18/2010	1,100	989
5.125% due 02/14/2011	300	276
5.500% due 04/11/2013	700	616

Credit Agricole S.A.
1.256% due 05/28/2009	200	200
1.306% due 05/28/2010	200	196

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
7.375% due 10/28/2009	200	179
7.875% due 06/15/2010	100	83

Goldman Sachs Group, Inc.
5.300% due 02/14/2012	1,500	1,448

HSBC Finance Corp.
1.411% due 03/12/2010	800	709
1.491% due 05/10/2010	100	85

ICICI Bank Ltd.
1.894% due 01/12/2010	300	270

ING Bank NV
3.900% due 03/19/2014	300	302

JPMorgan Chase & Co.
6.625% due 03/15/2012	2,600	2,541

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyBank N.A.
3.511% due 06/02/2010	$300	$289

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	200	25
2.907% due 11/16/2009 (a)	300	37
2.911% due 08/21/2009 (a)	300	37
2.951% due 05/25/2010 (a)	100	12
3.011% due 12/23/2010 (a)	200	25
5.625% due 01/24/2013 (a)	300	37

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	200	196
1.346% due 12/04/2009	300	288
1.359% due 07/25/2011	300	251
1.501% due 06/05/2012	700	544

Metropolitan Life Global Funding I
1.278% due 05/17/2010	400	378
5.125% due 04/10/2013	1,700	1,554

Morgan Stanley
1.184% due 01/15/2010	300	289
1.392% due 01/18/2011	400	361

Pacific Life Global Funding
5.150% due 04/15/2013	1,200	1,132

Principal Life Income Funding Trusts
1.398% due 11/15/2010	100	83

Residential Capital LLC
4.351% due 05/22/2009	300	265

SLM Corp.
1.299% due 07/27/2009	200	193
1.319% due 07/26/2010	100	71

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,100	974

UBS AG
2.154% due 05/05/2010	800	798

Wells Fargo & Co.
7.980% due 02/28/2049	4,500	2,118

Westpac Banking Corp.
3.250% due 12/16/2011	700	713

		26,576

INDUSTRIALS 2.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	381

Anadarko Petroleum Corp.
1.720% due 09/15/2009	200	199

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	206

Daimler Finance North America LLC
1.634% due 08/03/2009	300	298

Gaz Capital S.A.
7.510% due 07/31/2013	500	438

Home Depot, Inc.
1.445% due 12/16/2009	600	589

Kimberly-Clark Corp.
1.274% due 07/30/2010	400	398

PACCAR, Inc.
6.875% due 02/15/2014	700	730

		3,239

UTILITIES 3.4%

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	2,700	2,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Wireless Capital LLC
5.250% due 02/01/2012	$1,000	$1,014

		3,901

Total Corporate Bonds & Notes (Cost $41,206)		33,716

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	500	504

Total Municipal Bonds & Notes (Cost $500)		504

U.S. GOVERNMENT AGENCIES 66.3%

Fannie Mae
0.622% due 01/25/2021	685	674
0.722% due 10/27/2037	1,900	1,711
0.872% due 09/25/2042	232	211
0.922% due 05/25/2031	200	194
3.022% due 07/01/2042	65	64
3.072% due 09/01/2041	144	143
3.222% due 09/01/2040	22	22
3.770% due 11/01/2035	65	66
4.338% due 05/01/2035	91	92
4.383% due 08/01/2029	215	215
4.464% due 03/01/2035	20	20
4.487% due 11/01/2034	57	58
4.500% due 08/01/2035	505	517
4.649% due 07/01/2035	97	99
5.000% due 03/25/2017 - 10/01/2023	9,288	9,654
5.000% due 07/01/2020 - 04/01/2021 (e)	4,047	4,209
5.025% due 11/01/2035	171	176
5.500% due 02/01/2017 - 05/01/2039	8,536	8,868
5.500% due 06/01/2021 - 01/01/2038 (e)	21,845	22,793
5.792% due 02/01/2031	57	58
6.000% due 03/01/2017 - 05/01/2039	8,245	8,604
6.000% due 09/01/2036 - 07/01/2038 (e)	3,895	4,074
6.250% due 02/01/2011	900	951
6.500% due 04/01/2039 - 12/25/2042	117	124

Freddie Mac
0.562% due 12/25/2036	395	394
0.706% due 07/15/2019 - 10/15/2020	3,022	2,929
0.786% due 02/15/2019	1,090	1,056
0.906% due 12/15/2030	68	67
0.956% due 06/15/2018	43	42
1.006% due 11/15/2030	13	13
3.023% due 02/25/2045	111	95
4.697% due 06/01/2035	436	440
4.711% due 08/01/2035	486	491
4.875% due 06/13/2018	100	111
4.929% due 07/01/2035	160	164
5.000% due 11/01/2018 - 07/15/2024	228	235
5.500% due 08/01/2038 - 10/01/2038 (e)	2,793	2,902
6.000% due 03/01/2016 - 04/01/2039	470	492
6.500% due 07/25/2043	179	189

Ginnie Mae
5.000% due 02/20/2032	42	43
5.375% due 06/20/2027 - 05/20/2030	88	89

96	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 03/15/2037 - 04/15/2038	$950	$994
6.000% due 11/15/2038 (f)	846	885
6.500% due 04/15/2036	905	953
8.500% due 10/20/2026	14	16

Total U.S. Government Agencies (Cost $74,352)		76,197

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Bonds
3.500% due 02/15/2039	600	595

Total U.S. Treasury Obligations (Cost $596)		595

MORTGAGE-BACKED SECURITIES 17.0%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	328	229
4.390% due 02/25/2045	67	37

Banc of America Funding Corp.
4.110% due 05/25/2035	1,918	1,381

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	359	339
5.320% due 02/25/2033	6	5
5.426% due 04/25/2033	126	110
5.435% due 01/25/2034	58	44
5.602% due 02/25/2033	8	7

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	204	110
5.491% due 09/25/2035	48	24

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	300	225

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	180	158

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	440	383
4.222% due 12/25/2035	96	74
4.700% due 12/25/2035	70	53

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	281

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	213	197

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	303	214
4.785% due 11/25/2034	166	101
5.250% due 02/20/2036	172	85

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	69	69

GMAC Mortgage Corp. Loan Trust
5.486% due 11/19/2035	100	53

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	130	112

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	300	217

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	244	171
5.799% due 08/10/2045	300	206

GSR Mortgage Loan Trust
4.465% due 06/25/2034	105	82
4.541% due 09/25/2035	559	414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	$300	$213

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	102	102

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	33	24

Mellon Residential Funding Corp.
0.996% due 12/15/2030	586	473

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	173

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	90	50

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	38	23

Morgan Stanley Capital I
0.617% due 10/15/2020	72	53
5.809% due 12/12/2049	100	70

Prime Mortgage Trust
0.922% due 02/25/2019	11	10
0.922% due 02/25/2034	33	26

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	145	57
4.931% due 02/25/2034	203	138
5.278% due 08/25/2034	276	177

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	300	109
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	111	76

Structured Asset Securities Corp.
4.863% due 10/25/2035	114	67
5.140% due 01/25/2032	4	3

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	117	100

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	300	207
0.646% due 09/15/2021	133	92

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	65	27
0.812% due 10/25/2045	33	14
0.870% due 11/25/2034	215	110
2.363% due 01/25/2047	73	27
3.033% due 06/25/2042	67	51
3.046% due 05/25/2041	25	22
3.955% due 09/25/2046	136	53

Washington Mutual MSC Mortgage Pass-Through Certificates
5.667% due 02/25/2033	15	12

Wells Fargo Mortgage-Backed Securities Trust
4.607% due 01/25/2034	13,212	11,355

Total Mortgage-Backed Securities (Cost $23,979)		19,549

ASSET-BACKED SECURITIES 14.0%

Accredited Mortgage Loan Trust
0.562% due 09/25/2036	13	13

Asset-Backed Funding Certificates
0.582% due 01/25/2037	57	48

Atrium CDO Corp.
1.599% due 06/27/2015	571	452

BA Credit Card Trust
0.756% due 01/15/2013	400	384
0.776% due 04/16/2012	200	197
1.136% due 04/15/2013	200	191
1.256% due 12/15/2014	800	716

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037		$166	$121
1.522% due 10/25/2037		413	267

Carrington Mortgage Loan Trust
0.622% due 06/25/2037		177	132

Citibank Credit Card Issuance Trust
1.229% due 07/25/2011		400	397

Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037		51	50
0.582% due 05/25/2037		411	327
0.582% due 07/25/2045		761	541

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		350	317
0.702% due 09/25/2036		746	520
1.002% due 12/25/2031		24	12

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037		2,139	1,662

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038		149	137

Ford Credit Auto Owner Trust
1.156% due 07/15/2010		286	284

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036		33	26

GSAMP Trust
0.812% due 03/25/2034		27	27

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036		3,775	2,353
0.572% due 12/25/2036		33	19

Lehman XS Trust
0.602% due 11/25/2046		4,319	4,039

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		6	3

Morgan Stanley ABS Capital I
0.572% due 07/25/2036		66	44
0.572% due 11/25/2036		2,113	1,938

Securitized Asset-Backed Receivables LLC Trust
0.582% due 12/25/2036		127	105

SLM Student Loan Trust
1.409% due 07/25/2013		167	167
1.459% due 01/25/2015		90	89
1.659% due 10/25/2017		400	370

Soundview Home Equity Loan Trust
0.602% due 01/25/2037		140	134

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		23	23

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		18	17

Total Asset-Backed Securities (Cost $19,388)			16,122

SOVEREIGN ISSUES 1.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		300	299
8.125% due 01/21/2014		1,100	1,139

Korea Development Bank
1.565% due 04/03/2010		300	292

Total Sovereign Issues (Cost $1,696)			1,730

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%

American International Group, Inc.
1.240% due 03/23/2012	SEK	20,000	1,494

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  Low Duration Fund III  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	$159

Total Foreign Currency-Denominated Issues (Cost $2,037)			1,653

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049		1,000	424

Total Convertible Preferred Stocks (Cost $1,000)			424

PREFERRED STOCKS 0.6%

DG Funding Trust
2.717% due 12/31/2049		65	651

Total Preferred Stocks (Cost $687)			651

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,032	$1,032

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,054. Repurchase proceeds are $1,032.)

U.S. CASH MANAGEMENT BILLS 0.3%
0.980% due 05/15/2009 (d)	300	300

U.S. TREASURY BILLS 1.3%
0.142% due 04/16/2009 - 06/11/2009 (b)(d)	1,475	1,475

Total Short-Term Instruments (Cost $2,807)		2,807

VALUE (000S)
PURCHASED OPTIONS (h) 0.3%
(Cost $88)	$320

Total Investments 139.0% (Cost $173,838)	$159,770

Written Options (i) (0.0%) (Premiums $57)	(6)

Other Assets and Liabilities (Net) (39.0%)	(44,847)

Net Assets 100.0%	$114,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Low Duration Fund III is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $1,380 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $36,864 at a weighted average interest rate of 2.271%. On March 31, 2009, securities valued at $31,783 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $201 and cash of $801 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	4	$55
90-Day Eurodollar December Futures	Long	12/2009	18	79
90-Day Eurodollar June Futures	Long	06/2009	59	300
90-Day Eurodollar March Futures	Long	03/2010	12	59
90-Day Eurodollar September Futures	Long	09/2009	102	821
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	25
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	40	363

				$1,702

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%	EUR	300	$1	$0	$1

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	$300	$(133)	$0	$(133)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	300	(134)	0	(134)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	1,000	0	0	0
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	200	(20)	0	(20)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	200	(22)	0	(22)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	100	(10)	0	(10)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	200	(18)	0	(18)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	200	(25)	0	(25)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	100	(19)	0	(19)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	7.751%	100	(19)	0	(19)

98	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	$200	$(25)	$0	$(25)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	300	(34)	0	(34)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	7.440%	300	(32)	0	(32)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	200	(21)	0	(21)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	200	(22)	0	(22)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	300	(32)	0	(32)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	400	(316)	0	(316)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,000	(115)	0	(115)
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	1,000	(8)	0	(8)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	400	(67)	0	(67)
JSC Gazprom	MSC	2.480%	02/20/2013	7.513%	1,000	(153)	0	(153)
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	1,000	(10)	0	(10)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	200	(73)	0	(73)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	1,000	(148)	0	(148)

						$(1,456)	$0	$(1,456)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,070	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	(1)	0	(1)

					$(199)	$0	$(199)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	200	$4	$0	$4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	(1)	0	(1)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	4	(1)	5
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	4	0	4
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	2	0	2
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	3	0	3
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	177	(5)	182
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,400	39	(4)	43
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		2,000	55	(5)	60
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		1,900	62	(19)	81
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		4,100	135	(12)	147
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		100	5	4	1
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		600	30	19	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		100	5	2	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		100	5	4	1

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  Low Duration Fund III  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		$1,600	$(436)	$13	$(449)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		2,900	108	30	78
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	1,900	14	16	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	13	0	13

							$301	$83	$218

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,300	$14	$49
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	34
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,600	18	60
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	22	90
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	24	87

							$88	$320

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	9	$3	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009	EUR	500	$5	$0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		500	6	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$500	1	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	3	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	4	1
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		500	1	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		500	2	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	6	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	3	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	1	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,500	6	1

								$54	$5

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$7,800	EUR	0	$158
Sales	157	13,400		1,500	245
Closing Buys	(124)	(11,700)		(500)	(332)
Expirations	0	0		0	0
Exercised	(24)	0		0	(14)

Balance at 03/31/2009	9	$9,500	EUR	1,000	$57

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	67	04/2009	$0	$0	$0
Sell		BCLY	67	04/2009	0	0	0
Buy		HSBC	67	04/2009	0	0	0

100	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AED	HSBC	67	04/2009	$0	$0	$0
Buy	AUD	UBS	180	05/2009	0	(1)	(1)
Sell	BRL	HSBC	91	04/2009	1	0	1
Buy		JPM	122	04/2009	0	(2)	(2)
Sell		JPM	30	04/2009	0	0	0
Buy		BCLY	24	06/2009	0	0	0
Sell		BCLY	96	06/2009	0	(1)	(1)
Buy		HSBC	139	06/2009	0	(1)	(1)
Sell		HSBC	48	06/2009	0	0	0
Buy		JPM	30	06/2009	0	(1)	(1)
Sell		JPM	27	06/2009	0	(1)	(1)
Buy		MLP	25	06/2009	0	0	0
Sell		MLP	25	06/2009	0	(1)	(1)
Buy		RBC	1,558	06/2009	0	(157)	(157)
Buy		RBS	185	06/2009	2	0	2
Sell		RBS	185	06/2009	0	(2)	(2)
Sell		UBS	1,912	06/2009	0	(2)	(2)
Buy	CAD	JPM	65	04/2009	0	(1)	(1)
Buy	CLP	HSBC	35,403	05/2009	7	0	7
Sell		HSBC	35,403	05/2009	0	(6)	(6)
Buy	CNY	BCLY	1,019	07/2009	0	(8)	(8)
Sell		BCLY	671	07/2009	0	(4)	(4)
Sell		CITI	1,349	07/2009	0	(6)	(6)
Buy		DUB	3,421	07/2009	0	(28)	(28)
Sell		DUB	3,081	07/2009	0	(12)	(12)
Buy		HSBC	1,066	07/2009	0	(7)	(7)
Sell		HSBC	818	07/2009	0	(3)	(3)
Buy		JPM	1,104	07/2009	0	(10)	(10)
Sell		JPM	690	07/2009	0	(4)	(4)
Buy		BCLY	438	09/2009	1	0	1
Sell		BCLY	954	09/2009	0	(4)	(4)
Buy		CITI	208	09/2009	1	0	1
Sell		CITI	801	09/2009	0	(3)	(3)
Buy		DUB	1,039	09/2009	2	0	2
Buy		HSBC	416	09/2009	1	0	1
Sell		HSBC	224	09/2009	0	(1)	(1)
Buy		JPM	207	09/2009	0	0	0
Sell		JPM	330	09/2009	0	(1)	(1)
Buy		BCLY	182	03/2010	0	0	0
Buy		HSBC	183	03/2010	0	0	0
Buy		JPM	1,102	03/2010	0	(1)	(1)
Sell	EUR	HSBC	34	04/2009	0	(2)	(2)
Buy	GBP	CITI	89	04/2009	0	(4)	(4)
Buy		DUB	93	04/2009	0	(2)	(2)
Sell		DUB	438	04/2009	7	0	7
Buy		GSC	47	04/2009	0	(1)	(1)
Buy		MSC	97	04/2009	0	(3)	(3)
Sell		MSC	733	04/2009	9	0	9
Buy		UBS	215	04/2009	0	(9)	(9)
Buy	INR	BCLY	1,745	04/2009	0	(1)	(1)
Sell		BCLY	1,423	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Buy		CITI	1,000	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	1,244	04/2009	0	(1)	(1)
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	4,612	04/2009	0	(3)	(3)
Buy	JPY	RBS	4,863	05/2009	0	0	0
Buy	KWD	HSBC	10	04/2009	0	(4)	(4)
Sell		HSBC	10	04/2009	1	0	1
Buy	MYR	BCLY	70	04/2009	0	(1)	(1)
Sell		BCLY	118	04/2009	0	0	0
Buy		BOA	70	04/2009	0	(1)	(1)
Buy		CITI	106	04/2009	0	(1)	(1)
Sell		CITI	58	04/2009	0	0	0
Buy		HSBC	142	04/2009	0	(1)	(1)
Sell		JPM	212	04/2009	0	(1)	(1)
Buy	PHP	CITI	2,901	05/2009	0	0	0
Sell		DUB	3,386	05/2009	0	(5)	(5)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	3,237	05/2009	0	(40)	(40)
Sell		UBS	3,237	05/2009	39	0	39
Buy	SAR	HSBC	69	04/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	101

Schedule of Investments Low Duration Fund III (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SAR	HSBC	69	04/2009	$0	$0	$0
Buy		JPM	69	04/2009	0	0	0
Sell		JPM	69	04/2009	0	0	0
Sell	SGD	BCLY	256	04/2009	1	0	1
Buy		CITI	365	04/2009	0	(10)	(10)
Sell		CITI	170	04/2009	0	0	0
Buy		DUB	251	04/2009	0	(5)	(5)
Buy		HSBC	132	04/2009	0	(4)	(4)
Sell		HSBC	392	04/2009	1	0	1
Sell		JPM	167	04/2009	0	0	0
Buy		RBS	134	04/2009	0	(3)	(3)
Buy		UBS	104	04/2009	0	(2)	(2)
Buy		HSBC	116	07/2009	0	(4)	(4)
Sell		HSBC	116	07/2009	0	0	0

					$73	$(378)	$(305)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$5,926	$153,821	$23	$159,770
Other Financial Instruments ++	1,703	(1,751)	3	(45)

Total	$7,629	$152,070	$26	$159,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,922	$(24)	$12	$0	$(157)	$(1,730)	$23
Other Financial Instruments ++	(23)	0	0	0	39	(13)	3

Total	$1,899	$(24)	$12	$0	$(118)	$(1,743)	$26

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

102	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Moderate Duration Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.4%

Short-Term Floating NAV Portfolio	675,873	$6,762

Total PIMCO Funds (Cost $6,762)		6,762

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$7,880	4,250

Total Bank Loan Obligations (Cost $7,578)		4,250

CORPORATE BONDS & NOTES 23.4%

BANKING & FINANCE 17.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,034

American Express Bank FSB
0.583% due 06/22/2009	2,740	2,703
0.864% due 06/12/2017	18,000	9,378

American General Finance Corp.
6.900% due 12/15/2017	13,000	4,563

American International Group, Inc.
1.252% due 10/18/2011	200	105
4.950% due 03/20/2012	700	342
5.375% due 10/18/2011	100	52
5.850% due 01/16/2018	100	39
8.250% due 08/15/2018	2,400	1,029

ANZ National International Ltd.
1.281% due 08/07/2009	3,200	3,198
6.200% due 07/19/2013	2,600	2,510

Bank of America Corp.
1.356% due 11/06/2009	1,900	1,875
1.568% due 08/15/2016	900	577
8.000% due 12/29/2049	21,200	8,501

Bank of America N.A.
1.600% due 06/15/2016	17,500	11,118

Bank of Scotland PLC
1.344% due 12/08/2010	2,600	2,398

Bear Stearns Cos. LLC
1.486% due 07/19/2010	15,500	15,279
6.950% due 08/10/2012	8,100	8,257

CIT Group, Inc.
1.399% due 04/27/2011	4,500	3,022
1.451% due 03/12/2010	8,060	6,413
1.481% due 02/13/2012	10,000	6,131

Citigroup Capital XXI
8.300% due 12/21/2057	12,500	6,032

Citigroup Funding, Inc.
1.226% due 06/26/2009	2,200	2,174

Citigroup, Inc.
1.262% due 12/28/2009	2,100	1,939
5.500% due 04/11/2013	7,500	6,597
8.400% due 04/29/2049	10,000	5,664

Countrywide Home Loans, Inc.
5.625% due 07/15/2009	100	99
6.250% due 04/15/2009	3,600	3,601

Credit Agricole S.A.
1.256% due 05/28/2009	2,500	2,496
1.306% due 05/28/2010	2,900	2,837

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,200	1,885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.250% due 10/25/2011	$400	$285
7.375% due 10/28/2009	2,100	1,884
7.375% due 02/01/2011	500	378
7.875% due 06/15/2010	1,500	1,240
8.625% due 11/01/2010	700	558

General Electric Capital Corp.
1.212% due 01/20/2010	12,600	12,223
1.308% due 08/15/2011	100	86
1.472% due 10/06/2010	900	825

GMAC LLC
6.000% due 12/15/2011	500	281
6.875% due 08/28/2012	7,600	4,200

Goldman Sachs Group, Inc.
1.416% due 02/06/2012	4,600	3,979
1.522% due 07/22/2015	5,649	3,981

HSBC Finance Corp.
1.192% due 10/21/2009	2,300	2,174

ICICI Bank Ltd.
1.894% due 01/12/2010	4,700	4,232

International Lease Finance Corp.
5.300% due 05/01/2012	10,000	5,733
5.450% due 03/24/2011	4,496	3,030
5.625% due 09/15/2010	10,000	7,385

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	6,600	4,522

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	9,600	1,200
2.951% due 05/25/2010 (a)	2,500	312
5.625% due 01/24/2013 (a)	2,500	312

Longpoint Re Ltd.
6.570% due 05/08/2010	1,300	1,263

Merrill Lynch & Co., Inc.
1.346% due 12/04/2009	3,700	3,554
1.501% due 06/05/2012	10,500	8,159

Morgan Stanley
1.184% due 01/15/2010	9,700	9,334
3.338% due 05/14/2010	4,200	4,092

Mystic Re Ltd.
11.261% due 06/07/2011	1,100	1,044

National Australia Bank Ltd.
1.691% due 02/08/2010	18,400	18,404

Osiris Capital PLC
6.094% due 01/15/2010	1,600	1,570

Petroleum Export Ltd.
5.265% due 06/15/2011	397	338

Pricoa Global Funding I
5.400% due 10/18/2012	10,890	9,245

Principal Life Income Funding Trusts
5.300% due 04/24/2013	1,900	1,748

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	500	482

SLM Corp.
1.319% due 07/26/2010	10,000	7,101

Wachovia Corp.
1.311% due 12/01/2009	6,000	5,914
5.500% due 05/01/2013	400	369

Wells Fargo & Co.
7.980% due 02/28/2049	41,400	19,481

		273,766

INDUSTRIALS 5.1%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	8,970	6,842

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
1.720% due 09/15/2009	$2,900	$2,890

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	1,900	1,952

Gaz Capital S.A.
8.625% due 04/28/2034	17,900	16,200

Philip Morris International, Inc.
4.875% due 05/16/2013	29,100	29,456

Roche Holdings, Inc.
3.249% due 02/25/2011	13,500	13,483

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	6,735

Time Warner, Inc.
1.461% due 11/13/2009	2,700	2,650

		80,208

UTILITIES 1.1%

AT&T, Inc.
1.334% due 02/05/2010	1,700	1,696

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	443

Verizon Communications, Inc.
6.100% due 04/15/2018	16,000	15,881

		18,020

Total Corporate Bonds & Notes (Cost $461,478)		371,994

MUNICIPAL BONDS & NOTES 0.5%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	6,300	6,348

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,561

Total Municipal Bonds & Notes (Cost $7,801)		7,909

U.S. GOVERNMENT AGENCIES 107.3%

Fannie Mae
0.582% due 07/25/2037	3,985	3,536
0.922% due 11/25/2032	8	8
1.750% due 03/23/2011	100,000	100,712
4.500% due 06/01/2023	957	987
4.830% due 06/01/2035	12,374	12,647
4.905% due 01/01/2027	76	76
5.000% due 12/01/2013 - 05/01/2039	531,372	550,203
5.000% due 02/01/2019 - 06/01/2021 (f)	87,886	91,622
5.500% due 03/01/2016 - 05/01/2039	121,726	126,790
5.500% due 11/01/2033 - 09/01/2036 (f)	44,887	46,753
5.500% due 09/01/2034 (g)	97,472	101,485
6.000% due 09/25/2016 - 05/01/2039	372,828	389,590
6.000% due 08/01/2037 - 12/01/2038 (f)	42,995	44,963
6.500% due 01/01/2013 - 06/25/2044	15,353	18,117
7.000% due 05/01/2012 - 05/01/2032	185	197

See Accompanying Notes	Annual Report	March 31, 2009	103

Schedule of Investments  Moderate Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 03/01/2015 - 07/25/2041	$239	$256
8.000% due 06/01/2015 - 08/01/2031	36	39
12.000% due 05/01/2016	2	2

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	246	248

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	38,252	37,073
0.786% due 02/15/2019	14,031	13,584
4.000% due 05/01/2019	77	79
4.500% due 05/01/2018 - 05/01/2034	802	829
4.875% due 06/13/2018	1,200	1,334
5.000% due 04/15/2016 - 01/01/2037	7,378	7,557
5.500% due 06/01/2017 - 04/01/2039	49,988	51,937
5.500% due 09/01/2038 (f)	8,292	8,615
6.000% due 09/01/2013 - 04/01/2039	9,715	10,165
6.500% due 07/25/2043	5	5
7.000% due 04/01/2032	35	37
7.500% due 05/01/2015	1	2
8.000% due 01/01/2012	4	4
8.500% due 04/15/2025	220	235

Ginnie Mae
1.006% due 10/16/2030	25	24
1.156% due 02/16/2030	584	578
1.206% due 02/16/2030	389	383
4.125% due 11/20/2017 - 11/20/2025	54	55
5.000% due 09/15/2017 - 12/15/2017	128	135
5.375% due 03/20/2020 - 03/20/2028	258	263
5.500% due 01/15/2017 - 09/20/2034	14,471	14,743
6.000% due 07/20/2015 - 08/20/2034	127	133
6.500% due 01/20/2034 - 08/20/2034	94	99
7.000% due 07/15/2031 - 12/15/2032	94	101
7.500% due 04/20/2027 - 01/15/2031	417	440
8.000% due 04/15/2017 - 11/15/2022	955	1,024
9.000% due 06/15/2009 - 10/15/2017	2	2
9.500% due 08/15/2021 - 12/15/2021	15	17

Small Business Administration
4.340% due 03/01/2024	58	60
4.504% due 02/01/2014	39	39
4.727% due 02/10/2019	42,300	42,769
4.750% due 07/01/2025	15,170	16,068
5.130% due 09/01/2023	14	16
6.090% due 07/01/2011	38	39
6.640% due 02/01/2011	678	708
7.449% due 08/01/2010	691	711

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,162
5.290% due 08/01/2017	5,000	5,437

Total U.S. Government Agencies (Cost $1,669,863)		1,705,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	$1,108	$1,065
2.625% due 07/15/2017	1,019	1,110

U.S. Treasury Bonds
3.500% due 02/15/2039	1,800	1,784

Total U.S. Treasury Obligations (Cost $3,861)		3,959

MORTGAGE-BACKED SECURITIES 3.1%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,812	1,007
5.660% due 09/25/2045	9,115	4,900

Banc of America Funding Corp.
4.110% due 05/25/2035	2,996	2,158

Bear Stearns Adjustable Rate Mortgage Trust
5.320% due 02/25/2033	107	94
5.602% due 02/25/2033	211	182

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	3,922	2,117
5.491% due 09/25/2035	970	480

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	300	225

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	13,691	8,905

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	421

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	338	145
4.729% due 02/20/2035	4,193	2,964
4.785% due 11/25/2034	2,319	1,419

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82
6.218% due 02/15/2041	12,100	8,331

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	72	55

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	200	145

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	2,954	2,069
5.799% due 08/10/2045	700	480

Indymac ARM Trust
4.446% due 01/25/2032	84	84

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	68
5.882% due 02/15/2051	200	142

JPMorgan Mortgage Trust
5.018% due 02/25/2035	2,167	1,722

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	231

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	1,347	747

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	378	228

Morgan Stanley Capital I
5.809% due 12/12/2049	100	70

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Prime Mortgage Trust
0.922% due 02/25/2019		$99	$95
0.922% due 02/25/2034		604	489

Structured Asset Mortgage Investments, Inc.
0.806% due 07/19/2035		1,531	1,048

Structured Asset Securities Corp.
4.687% due 02/25/2032		32	27

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046		1,988	1,708

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020		3,372	2,329
5.509% due 04/15/2047		300	189

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045		870	359
2.833% due 11/25/2042		311	189
3.705% due 02/27/2034		7	6

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,694	2,964

Total Mortgage-Backed Securities (Cost $69,607)			49,024

ASSET-BACKED SECURITIES 2.2%

Asset-Backed Funding Certificates
0.582% due 01/25/2037		935	795

BA Credit Card Trust
1.136% due 04/15/2013		2,100	2,008

Brazos Student Finance Corp.
1.230% due 06/01/2023		267	264

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		30,000	28,050

Freemont Home Loan Owner Trust
1.312% due 12/25/2029		201	129

HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034		2,577	1,701

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		692	401

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		86	36

SLM Student Loan Trust
1.459% due 01/25/2015		812	802

Total Asset-Backed Securities (Cost $37,627)			34,186

SOVEREIGN ISSUES 0.2%

Hydro Quebec
1.875% due 09/29/2049		5,000	3,651

Total Sovereign Issues (Cost $4,621)			3,651

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,048

CIT Group, Inc.
2.012% due 06/20/2013		4,000	2,843

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	200	165

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,902

Total Foreign Currency-Denominated Issues (Cost $10,767)			12,958

104	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049	10,000	$4,245

Wells Fargo & Co.
7.500% due 12/31/2049	8,100	3,880

Total Convertible Preferred Stocks (Cost $13,591)		8,125

PREFERRED STOCKS 0.6%

DG Funding Trust
2.717% due 12/31/2049	912	9,134

Total Preferred Stocks (Cost $9,440)		9,134

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS 0.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$7,938	$7,938

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,100. Repurchase proceeds are $7,938.)

U.S. CASH MANAGEMENT BILLS 0.4%
0.220% due 04/29/2009 (e)	5,750	5,749

U.S. TREASURY BILLS 1.7%
0.130% due 04/02/2009 - 06/04/2009 (b)(e)	27,750	27,748

Total Short-Term Instruments (Cost $41,435)		41,435

VALUE (000S)
PURCHASED OPTIONS (i) 0.3%
(Cost $1,409)	$5,261

Total Investments 142.5% (Cost $2,345,840)	$2,264,341

Written Options (j) (0.0%) (Premiums $607)	(71)

Other Assets and Liabilities (Net) (42.5%)	(675,032)

Net Assets 100.0%	$1,589,238

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Moderate Duration Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $33,117 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $97,130 at a weighted average interest rate of 1.391%. On March 31, 2009, securities valued at $190,276 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $949 and cash of $5,495 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	50	$682
90-Day Eurodollar December Futures	Long	12/2009	152	827
90-Day Eurodollar June Futures	Long	06/2009	1,968	11,346
90-Day Eurodollar March Futures	Long	03/2010	116	649
90-Day Eurodollar September Futures	Long	09/2009	265	1,722
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1,500	412
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	355
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	517	4,662

				$20,655

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$2,100	$(890)	$0	$(890)
American International Group, Inc.	DUB	1.630%	06/20/2013	22.388%	13,200	(5,794)	0	(5,794)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	1,000	25	0	25
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	13.959%	1,000	(205)	0	(205)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	300	(75)	0	(75)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	400	(11)	0	(11)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	12,100	(2,175)	0	(2,175)
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	7.632%	15,000	(2,959)	0	(2,959)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	1,000	(80)	0	(80)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	600	(48)	0	(48)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	800	(102)	0	(102)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	7.632%	10,000	(1,972)	0	(1,972)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	200	(163)	0	(163)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	500	(409)	0	(409)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	300	(245)	0	(245)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	15,000	(12,292)	(2,550)	(9,742)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	100	(82)	0	(82)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	100	(82)	0	(82)

See Accompanying Notes	Annual Report	March 31, 2009	105

Schedule of Investments  Moderate Duration Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	$1,000	$(341)	$0	$(341)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	500	(175)	0	(175)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	1,400	(438)	0	(438)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	2,000	(21)	0	(21)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	5,700	(955)	0	(955)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	700	(119)	0	(119)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	1,000	(23)	0	(23)
Russia Government International Bond	MSC	0.795%	08/20/2012	5.245%	5,100	(673)	0	(673)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	1,600	(583)	0	(583)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	5,800	(870)	0	(870)

						$(31,796)	$(2,550)	$(29,246)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$800	$(317)	$0	$(317)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	500	(198)	0	(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,400	(566)	0	(566)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,300	(518)	0	(518)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	6,047	(747)	0	(747)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,365	(167)	0	(167)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,737	29	0	29
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	3	0	3
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	(3)	0	(3)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	(7)	0	(7)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,653	(10)	0	(10)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,042	(19)	0	(19)

					$(3,122)	$0	$(3,122)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$236	$0	$236
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	75	0	75
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		3,500	71	1	70
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		700	14	0	14
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,100	23	0	23
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		200	4	0	4
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	7,400	(8)	0	(8)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	32	(7)	39
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	33	(5)	38
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	40	4	36
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	42	3	39
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(23)	(47)	24
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	65	(2)	67
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	65	(2)	67
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	20	2	18
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$52,000	1,808	0	1,808

106	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$40,700	$1,338	$(400)	$1,738
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		54,500	1,791	(161)	1,952
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,700	134	98	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,000	449	341	108
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		6,800	339	218	121
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,800	90	41	49
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	17,800	127	144	(17)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	1,300	16	(31)	47
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	160	(32)	192
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		600	78	(1)	79

							$7,101	$204	$6,897

(i)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$19,600	$210	$738
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,400	143	505
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,300	59	200
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	32,400	306	1,220
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,800	488	1,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	19,200	203	873

							$1,409	$5,261

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	46	$16	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	3,500	$39	$1
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	10	0
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		3,000	34	1
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$2,500	5	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,500	13	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		4,000	29	6
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		4,000	17	5
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		3,500	14	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	33	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	23	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		4,000	39	6
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		4,000	38	6
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		4,000	16	5
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		8,000	42	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		8,000	37	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	3
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		7,000	33	8
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		3,500	34	6
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		2,000	9	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		4,000	28	7
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		15,000	55	6

								$591	$66

See Accompanying Notes	Annual Report	March 31, 2009	107

Schedule of Investments  Moderate Duration Fund  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$118,200	EUR	0	$2,432
Sales	1,837	156,400		12,500	3,175
Closing Buys	(1,791)	(182,100)		(3,000)	(5,000)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	46	$92,500	EUR	9,500	$607

(k)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	590	04/2009	$0	$(3)	$(3)
Sell		BCLY	590	04/2009	0	(1)	(1)
Buy		HSBC	592	04/2009	0	(3)	(3)
Sell		HSBC	592	04/2009	0	(1)	(1)
Buy	AUD	UBS	1,661	05/2009	0	(12)	(12)
Sell	BRL	HSBC	1,292	04/2009	19	0	19
Buy		JPM	1,723	04/2009	0	(22)	(22)
Sell		JPM	431	04/2009	6	0	6
Buy		BCLY	4	06/2009	0	0	0
Sell		BCLY	82	06/2009	0	(1)	(1)
Buy		HSBC	1,299	06/2009	0	(19)	(19)
Sell		HSBC	41	06/2009	0	0	0
Buy		JPM	431	06/2009	0	(6)	(6)
Buy		RBS	156	06/2009	1	0	1
Sell		RBS	156	06/2009	0	(1)	(1)
Buy		UBS	158	06/2009	0	0	0
Buy	CAD	JPM	918	04/2009	0	(19)	(19)
Buy	CLP	HSBC	449,507	05/2009	83	0	83
Sell		HSBC	449,507	05/2009	0	(72)	(72)
Buy	CNY	BCLY	12,334	07/2009	0	(100)	(100)
Sell		BCLY	6,953	07/2009	0	(46)	(46)
Sell		CITI	18,588	07/2009	0	(72)	(72)
Buy		DUB	40,254	07/2009	0	(327)	(327)
Sell		DUB	32,574	07/2009	0	(124)	(124)
Buy		HSBC	12,466	07/2009	0	(87)	(87)
Sell		HSBC	12,959	07/2009	0	(49)	(49)
Buy		JPM	13,009	07/2009	0	(113)	(113)
Sell		JPM	6,989	07/2009	0	(47)	(47)
Buy		BCLY	4,136	09/2009	9	0	9
Sell		BCLY	10,543	09/2009	0	(39)	(39)
Buy		CITI	2,638	09/2009	7	0	7
Sell		CITI	8,206	09/2009	0	(29)	(29)
Buy		DUB	12,126	09/2009	28	0	28
Buy		HSBC	5,408	09/2009	13	0	13
Sell		HSBC	3,126	09/2009	0	(13)	(13)
Buy		JPM	2,209	09/2009	4	0	4
Sell		JPM	4,642	09/2009	0	(19)	(19)
Buy		BCLY	2,546	03/2010	0	(3)	(3)
Buy		HSBC	2,552	03/2010	0	(2)	(2)
Buy		JPM	15,540	03/2010	0	(16)	(16)
Buy	EUR	BCLY	148	04/2009	0	(4)	(4)
Sell		HSBC	9,295	04/2009	0	(611)	(611)
Buy	GBP	CITI	1,098	04/2009	0	(42)	(42)
Buy		DUB	1,149	04/2009	0	(23)	(23)
Sell		DUB	4,866	04/2009	72	0	72
Buy		GSC	574	04/2009	0	(11)	(11)
Buy		MSC	1,199	04/2009	0	(41)	(41)
Sell		MSC	8,145	04/2009	95	0	95
Buy		UBS	2,018	04/2009	0	(82)	(82)
Buy	INR	BCLY	106,906	04/2009	2	(38)	(36)
Sell		BCLY	76,822	04/2009	0	(56)	(56)
Buy		BOA	71,148	04/2009	2	0	2
Buy		CITI	60,000	04/2009	0	(18)	(18)
Buy		DUB	60,480	04/2009	0	(8)	(8)
Sell		DUB	66,439	04/2009	0	(41)	(41)
Buy		HSBC	89,530	04/2009	0	(26)	(26)
Sell		JPM	244,803	04/2009	0	(152)	(152)
Sell	JPY	BNP	93,882	05/2009	16	0	16

108	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	RBS	68,075	05/2009	$0	$(3)	$(3)
Sell		MSC	93,882	06/2009	15	0	15
Buy	KWD	HSBC	89	04/2009	0	(36)	(36)
Sell		HSBC	89	04/2009	9	0	9
Buy	MYR	BCLY	840	04/2009	0	(10)	(10)
Sell		BCLY	1,383	04/2009	0	(1)	(1)
Buy		BOA	701	04/2009	0	(8)	(8)
Buy		CITI	1,406	04/2009	0	(14)	(14)
Sell		CITI	677	04/2009	0	(1)	(1)
Buy		HSBC	1,604	04/2009	0	(10)	(10)
Sell		JPM	2,492	04/2009	0	(5)	(5)
Buy	NZD	BCLY	291	05/2009	3	0	3
Sell		BCLY	146	05/2009	0	0	0
Buy		UBS	290	05/2009	1	0	1
Buy	PHP	BCLY	2,626	05/2009	1	0	1
Buy		CITI	64,796	05/2009	6	(5)	1
Sell		DUB	86,822	05/2009	0	(143)	(143)
Buy		JPM	19,400	05/2009	2	0	2
Buy	RUB	JPM	78,661	05/2009	0	(976)	(976)
Sell		UBS	78,661	05/2009	946	0	946
Buy	SAR	HSBC	606	04/2009	0	(2)	(2)
Sell		HSBC	606	04/2009	0	(1)	(1)
Buy		JPM	605	04/2009	0	(2)	(2)
Sell		JPM	605	04/2009	0	(1)	(1)
Sell	SGD	BCLY	2,566	04/2009	10	0	10
Buy		CITI	3,766	04/2009	0	(105)	(105)
Sell		CITI	1,731	04/2009	3	0	3
Buy		DUB	2,549	04/2009	0	(54)	(54)
Buy		HSBC	1,273	04/2009	0	(34)	(34)
Sell		HSBC	4,013	04/2009	5	(1)	4
Sell		JPM	1,722	04/2009	3	0	3
Buy		RBS	1,394	04/2009	0	(32)	(32)
Buy		UBS	1,050	04/2009	0	(20)	(20)
Buy		HSBC	1,258	07/2009	0	(43)	(43)
Sell		HSBC	1,258	07/2009	1	0	1

					$1,362	$(3,906)	$(2,544)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$14,887	$2,247,303	$2,151	$2,264,341
Other Financial Instruments ++	20,656	(28,424)	337	(7,431)

Total	$35,543	$2,218,879	$2,488	$2,256,910

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$2,264	$(38)	$0	$0	$(75)	$0	$2,151
Other Financial Instruments ++	(469)	0	0	0	(565)	1,371	337

Total	$1,795	$(38)	$0	$0	$(640)	$1,371	$2,488

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	109

Schedule of Investments Money Market Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.6%

Fannie Mae
3.250% due 02/10/2010	$7,000	$7,136

Federal Home Loan Bank
1.206% due 12/02/2009	10,000	10,011
1.241% due 04/07/2009	26,000	26,003

Total U.S. Government Agencies (Cost $43,150)		43,150

SHORT-TERM INSTRUMENTS 94.3%

COMMERCIAL PAPER 68.4%

Fannie Mae
0.129% due 04/13/2009	61,600	61,598
0.196% due 04/03/2009	3,400	3,400

Federal Home Loan Bank
0.221% due 04/09/2009	16,715	16,715
0.270% due 04/01/2009	38,000	38,000
0.270% due 04/01/2009	38,000	38,000
0.440% due 05/13/2009	25,000	24,987
0.760% due 01/27/2010	15,800	15,800

Freddie Mac
0.330% due 04/01/2009	45,000	45,000
0.440% due 06/15/2009	63,000	62,942
0.480% due 06/22/2009	6,400	6,393
0.500% due 06/02/2009	36,000	35,969
0.530% due 09/08/2009	35,400	35,317
0.610% due 09/25/2009	35,500	35,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.685% due 09/21/2009	$5,000	$4,984
0.868% due 01/04/2010	4,700	4,675
1.024% due 02/05/2010	15,000	14,871

World Bank
0.450% due 06/09/2009	3,000	2,997

		447,042

REPURCHASE AGREEMENTS 25.7%

Barclays Capital, Inc.
0.240% due 04/01/2009	17,600	17,600
(Dated 03/25/2009. Collateralized by Fannie Mae 5.000% due 03/01/2036 valued at $17,844. Repurchase proceeds are $17,600.)

Credit Suisse Securities (USA) LLC
0.150% due 04/01/2009	17,100	17,100
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 0.875% due 03/31/2011 valued at $17,541. Repurchase proceeds are $17,100.)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	98,800	98,800
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $101,168. Repurchase proceeds are $98,801.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.270% due 04/01/2009	$33,800	$33,800
(Dated 03/31/2009. Collateralized by Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $34,797. Repurchase proceeds are $33,800.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	250	250
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $260. Repurchase proceeds are $250.)

		167,550

U.S. TREASURY BILLS 0.2%

0.119% due 04/09/2009	1,585	1,585

Total Short-Term Instruments (Cost $616,177)		616,177

Total Investments 100.9% (Cost $659,327)		$659,327

Other Assets and Liabilities (Net) (0.9%)		(5,990)

Net Assets 100.0%		$653,337

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$659,327	$0	$659,327
Other Financial Instruments ++	0	0	0	0

Total	$0	$659,327	$0	$659,327

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

110	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 1.9%

Short-Term Floating NAV Portfolio	1,800,582	$18,015

Total PIMCO Funds (Cost $18,015)		18,015

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.9%

American International Group, Inc.
1.252% due 10/18/2011	$500	262
4.250% due 05/15/2013	800	324
5.050% due 10/01/2015	1,800	801
5.450% due 05/18/2017	1,100	436
8.250% due 08/15/2018	7,400	3,172

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,018	993

Citigroup, Inc.
1.445% due 03/16/2012	5,000	3,724

General Electric Capital Corp.
1.339% due 07/27/2012	5,000	4,105
1.428% due 05/11/2016	2,000	1,307

Merrill Lynch & Co., Inc.
1.370% due 11/01/2011	5,495	4,496

Morgan Stanley
3.338% due 05/14/2010	5,000	4,872

Roche Holdings, Inc.
3.249% due 02/25/2011	9,000	8,989

SLM Corp.
8.450% due 06/15/2018	7,800	4,219

Total Corporate Bonds & Notes (Cost $43,374)		37,700

U.S. GOVERNMENT AGENCIES 170.8%

Fannie Mae
0.000% due 07/25/2022 (a)	40	36
0.582% due 12/25/2036	12,497	11,174
0.642% due 03/25/2034	1,268	1,131
0.672% due 08/25/2034 - 10/25/2035	10,095	9,817
0.722% due 10/27/2037	36,200	32,603
0.762% due 06/25/2033	190	146
0.782% due 06/25/2032	496	421
0.822% due 03/25/2018	1,031	1,015
0.862% due 11/25/2032	414	342
0.872% due 11/25/2032	96	94
0.956% due 04/18/2028	6	6
0.972% due 05/25/2023	1,102	1,075
1.022% due 03/25/2017 - 07/25/2034	3,853	3,782
1.032% due 10/25/2031	580	575
1.212% due 02/25/2024	801	788
1.522% due 04/25/2032	822	811
1.531% due 05/01/2033	510	516
1.562% due 04/25/2023	3	3
3.022% due 08/01/2042 - 10/01/2044	5,522	5,434
3.487% due 08/01/2027	915	921
3.800% due 11/01/2035	668	684
4.000% due 08/01/2018 - 05/01/2024	30,766	31,238
4.121% due 12/01/2034	778	782
4.145% due 04/01/2033	597	601
4.208% due 03/01/2032	198	200
4.292% due 02/01/2035	251	256
4.303% due 09/01/2034	1,019	1,036
4.375% due 02/01/2035	308	314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.472% due 02/01/2035	$134	$136
4.500% due 04/01/2013 - 04/01/2024	30,906	31,839
4.552% due 05/01/2035	650	664
4.561% due 02/01/2035	204	208
4.572% due 12/01/2034	258	264
4.643% due 07/01/2035	193	194
4.654% due 05/25/2035	801	824
4.697% due 03/01/2035	139	141
4.737% due 12/01/2034	36	36
4.747% due 01/01/2035	152	157
4.752% due 03/01/2035	168	171
4.764% due 01/01/2035	180	184
4.768% due 01/01/2035	246	251
4.790% due 02/01/2035 - 10/01/2035	224	229
4.806% due 11/01/2034	112	115
4.807% due 10/01/2035	415	425
4.828% due 01/01/2035	720	730
4.853% due 01/01/2035	254	255
4.875% due 03/01/2027	99	100
4.878% due 07/01/2035	190	190
4.903% due 02/01/2035	390	398
4.919% due 07/01/2035	446	458
4.944% due 04/01/2035	1,626	1,666
4.970% due 10/01/2028	13	13
5.000% due 10/01/2012 - 04/01/2039	62,639	64,790
5.000% due 05/01/2034 - 06/01/2035 (f)	140,008	144,790
5.002% due 12/01/2035	1,677	1,721
5.047% due 08/01/2036	2,916	2,976
5.082% due 09/01/2035	1,212	1,247
5.107% due 02/01/2036	902	930
5.122% due 05/01/2035	150	153
5.178% due 05/01/2035	956	980
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	3	3
5.347% due 11/01/2035	748	774
5.350% due 11/01/2035	779	806
5.500% due 04/01/2011 - 04/01/2039	74,053	76,960
5.500% due 11/01/2032 - 01/01/2039 (f)	327,029	340,027
5.630% due 10/01/2032	286	291
5.990% due 08/01/2017	1,100	1,125
6.000% due 07/01/2017 - 04/01/2039	27,736	29,027
6.000% due 02/01/2035 - 09/01/2038 (f)	114,277	119,544
6.147% due 05/01/2023	24	24
6.229% due 10/01/2036	3,093	3,221
6.500% due 06/01/2021 - 04/01/2039	16,957	17,889
6.500% due 09/01/2033 - 07/01/2038 (f)	45,708	48,206
7.000% due 09/25/2023	3	3
7.446% due 06/01/2030	33	34
7.500% due 10/01/2028 - 09/01/2034	838	907
7.500% due 11/01/2029 - 09/01/2035 (f)	5,234	5,743
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	37	39

Federal Housing Administration
7.430% due 06/01/2019	209	210

Freddie Mac
0.706% due 08/15/2019	2,577	2,498
0.786% due 02/15/2019	6,180	5,983
0.856% due 04/15/2017	237	235
0.956% due 06/15/2032 - 12/15/2032	992	964
1.006% due 12/15/2031	406	399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.056% due 09/15/2030	$42	$42
1.462% due 02/15/2021	607	603
3.022% due 10/25/2044	2,834	2,762
3.023% due 02/25/2045	693	595
3.500% due 12/15/2022	1	1
4.041% due 01/01/2034	70	71
4.247% due 02/01/2035	115	118
4.332% due 11/01/2031	82	82
4.367% due 02/01/2035	47	48
4.381% due 01/01/2035	199	203
4.405% due 02/01/2018	58	59
4.424% due 04/01/2035	318	321
4.485% due 03/01/2034	1,477	1,497
4.500% due 04/01/2020 - 03/15/2021	27	28
4.597% due 01/01/2035	668	683
4.629% due 02/01/2035	41	41
4.634% due 03/01/2035	76	77
4.735% due 03/01/2035	504	517
4.749% due 04/01/2035	380	385
4.905% due 09/01/2035	755	773
4.909% due 05/01/2032	52	51
5.000% due 04/01/2039	60,000	61,866
5.000% due 01/01/2037 - 07/01/2038 (f)	2,844	2,936
5.110% due 05/01/2035	520	535
5.245% due 02/01/2028	177	180
5.256% due 08/01/2036	155	160
5.294% due 06/01/2035	145	149
5.335% due 09/01/2035	4,498	4,642
5.353% due 06/01/2037	263	271
5.383% due 10/01/2036	1,562	1,610
5.500% due 12/01/2017 - 04/01/2039	163,721	169,921
5.500% due 06/01/2036 - 02/01/2038 (f)	2,393	2,488
6.000% due 11/01/2036 - 03/01/2038 (f)	12,579	13,168
6.000% due 12/01/2036 - 04/01/2039	30,989	32,406
6.136% due 08/01/2025	8	8
6.204% due 07/01/2030	20	20
6.363% due 11/01/2028	7	7
6.500% due 12/15/2023 - 05/15/2028	1,814	1,936
7.500% due 03/01/2038 (f)	4,443	4,709
8.000% due 06/15/2026	20	21

Ginnie Mae
0.756% due 02/16/2032 - 07/16/2032	445	433
0.806% due 08/16/2032	1,810	1,763
0.956% due 06/16/2027	49	49
1.106% due 04/16/2032	343	336
4.125% due 12/20/2021 - 11/20/2023	21	22
4.500% due 08/20/2033 - 05/01/2039	27,046	27,598
4.625% due 07/20/2022 - 08/20/2026	45	46
5.375% due 02/20/2017 - 03/20/2027	32	33
5.500% due 03/20/2016 - 05/01/2039	37,500	39,086
6.000% due 02/15/2032 - 04/01/2039	248,427	259,954
6.500% due 07/15/2024 - 10/15/2038	10,119	10,626
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,628,427)		1,663,947

See Accompanying Notes	Annual Report	March 31, 2009	111

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 15.2%

American Home Mortgage Assets
0.752% due 09/25/2046	$272	$56
0.812% due 08/25/2037	2,000	70
2.553% due 11/25/2046	766	227

American Home Mortgage Investment Trust
0.762% due 05/25/2047	403	79

Banc of America Funding Corp.
0.835% due 05/20/2035	211	87
6.106% due 01/20/2047	1,721	811

Banc of America Structural Security Trust
1.064% due 10/11/2033	809	793

Banktrust Mortgage Trust
5.700% due 12/01/2023	56	53

BCAP LLC Trust
0.692% due 01/25/2037	3,375	1,293

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	1,020	168
5.356% due 08/25/2036	6,300	2,115
5.891% due 11/25/2036	2,781	1,270

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	4,686
5.405% due 12/11/2040	9,000	7,104
5.471% due 01/12/2045	3,100	2,321
5.540% due 09/11/2041	5,600	4,666

CBA Commercial Small Balance Commercial Mortgage
0.802% due 12/25/2036	792	357

CC Mortgage Funding Corp.
0.652% due 05/25/2048	2,337	847
0.802% due 01/25/2035	124	110

Citigroup Mortgage Loan Trust, Inc.
1.322% due 08/25/2035	1,209	1,001

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	2,000	1,417

Countrywide Alternative Loan Trust
0.732% due 05/25/2035	1,233	534
0.745% due 07/20/2046	303	110
0.752% due 08/25/2046	632	125
0.772% due 09/25/2046	450	40
0.772% due 10/25/2046	310	68
0.782% due 07/25/2046	450	38
0.792% due 05/25/2036	288	42
0.825% due 09/20/2046	450	37
0.862% due 10/25/2046	450	42
0.872% due 06/25/2037	424	95
0.892% due 11/25/2035	103	21
0.942% due 12/25/2035	189	39
1.032% due 11/20/2035	450	57
1.292% due 11/25/2035	305	113

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 02/25/2035	36	18
0.812% due 04/25/2035	783	337
0.822% due 04/25/2046	331	51
0.842% due 03/25/2035	2,493	1,067
0.862% due 03/25/2036	210	37
0.872% due 02/25/2036	204	37
0.982% due 09/25/2034	683	186
4.785% due 11/25/2034	2,518	1,540
4.938% due 04/25/2035	1,424	1,071
5.390% due 02/25/2047	4,247	1,806
5.594% due 03/25/2037	4,127	1,773

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	6,025

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	36	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	$450	$40
0.876% due 07/19/2045	162	39

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	3,669	2,609
5.846% due 08/25/2037	17,990	10,416

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	450	51
0.722% due 12/25/2046	450	45
0.732% due 10/25/2046	450	53
0.752% due 06/25/2045	635	281
0.792% due 04/25/2036	303	93
0.842% due 09/25/2046	450	25
0.862% due 10/25/2046	450	26

GSR Mortgage Loan Trust
0.782% due 08/25/2046	319	53

Harborview Mortgage Loan Trust
0.756% due 09/19/2046	280	106
0.776% due 05/19/2047	2,618	938
0.806% due 01/19/2038	329	57
0.806% due 09/19/2046	280	56
0.866% due 11/19/2035	1,847	705

Homebanc Mortgage Trust
0.702% due 12/25/2036	625	263

Indymac Index Mortgage Loan Trust
0.712% due 04/25/2037	404	71
0.722% due 11/25/2046	452	53
0.762% due 04/25/2035	1,710	717
0.772% due 02/25/2037	450	59
0.792% due 06/25/2037	421	90
0.812% due 11/25/2036	727	115
0.842% due 02/25/2035	1,069	443
5.278% due 06/25/2035	4,398	2,494

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	6,962	4,050

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	11,483	8,282
5.305% due 01/15/2049	7,000	5,624
5.882% due 02/15/2051	500	355

MASTR Adjustable Rate Mortgages Trust
0.822% due 05/25/2047	450	47
0.862% due 05/25/2047	450	38

MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,230	845

Mellon Residential Funding Corp.
0.906% due 11/15/2031	524	404

Merrill Lynch Alternative Note Asset
5.607% due 06/25/2037	5,409	2,199

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,400	992
5.378% due 08/12/2048	3,390	2,140

MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025	22	12
4.250% due 10/25/2035	3,115	2,510

Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,133

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	20	19

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	986	821

Prime Mortgage Trust
5.000% due 02/25/2019	330	322

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Accredit Loans, Inc.
0.682% due 01/25/2037	$9,336	$3,846
0.702% due 06/25/2046	7,421	2,846
0.702% due 02/25/2047	390	73
0.722% due 12/25/2046	450	56
0.752% due 05/25/2037	419	84
0.792% due 05/25/2046	450	55
0.922% due 10/25/2045	217	88
5.220% due 08/25/2035	382	166

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	458	448

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,377	2,054

Sequoia Mortgage Trust
0.895% due 07/20/2033	202	154
0.906% due 10/19/2026	330	265
0.925% due 10/20/2027	85	69

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	3,064	1,069
3.222% due 05/25/2035	1,917	668
5.423% due 09/25/2035	5,195	2,933

Structured Asset Mortgage Investments, Inc.
0.772% due 09/25/2047	721	154
0.782% due 05/25/2046	377	79
0.822% due 08/25/2036	450	54
1.072% due 09/25/2047	6,532	1,354
1.216% due 09/19/2032	132	100

Structured Asset Securities Corp.
1.022% due 12/25/2033	1,769	1,617

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	1,704	1,473
0.642% due 09/25/2046	9,036	7,774
1.202% due 04/25/2043	1,401	1,245

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,995	1,376

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	355	213
0.792% due 12/25/2045	2,230	923
0.932% due 11/25/2045	450	107
0.932% due 12/25/2045	450	71
0.990% due 11/25/2034	265	88
1.022% due 07/25/2044	495	213
1.062% due 12/25/2027	1,959	1,385
1.222% due 12/25/2045	396	90
2.383% due 06/25/2047	400	68
2.443% due 07/25/2047	406	150
2.633% due 02/25/2046	1,292	482
3.753% due 03/25/2033	1,389	1,174
3.955% due 10/25/2046	6,017	2,362
4.264% due 08/25/2033	1,211	1,007
5.634% due 12/25/2036	7,193	3,883

Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.772% due 07/25/2046	144	41
2.393% due 04/25/2047	411	112
2.403% due 04/25/2047	388	82
2.473% due 05/25/2047	385	106

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	10,186	8,747

Total Mortgage-Backed Securities (Cost $214,374)		147,962

ASSET-BACKED SECURITIES 12.1%

American Express Credit Account Master Trust
1.506% due 08/15/2012	8,000	7,848

112	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	$25	$10
1.222% due 10/25/2031	22	13

Amresco Residential Securities Mortgage Loan Trust
1.017% due 06/25/2028	406	262
1.077% due 06/25/2027	302	252
1.077% due 09/25/2027	734	617
1.152% due 09/25/2028	923	564

Argent Securities, Inc.
1.372% due 11/25/2034	2,500	995

BA Credit Card Trust
1.756% due 12/16/2013	10,000	9,411

Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	7,783	7,701
2.006% due 10/15/2012	1,000	918

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	1,021	969
0.806% due 09/15/2011	5,600	5,544
1.206% due 11/15/2011	10,000	9,876
4.260% due 05/15/2013	8,500	8,475
4.550% due 03/15/2013	4,000	4,026

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	102	67

Citibank Omni Master Trust
1.623% due 12/23/2013	6,100	5,530

Citigroup Mortgage Loan Trust, Inc.
0.762% due 08/25/2035	109	93

Conseco Finance
2.056% due 05/15/2032	1,049	793

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,718	864

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	262	257
0.862% due 06/25/2033	1,031	514

EMC Mortgage Loan Trust
1.272% due 08/25/2040	255	219

First Franklin Mortgage Loan Asset-Backed Certificates
0.632% due 09/25/2036	5,500	4,297

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	20,000	18,700

Franklin Auto Trust
1.545% due 10/20/2011	5,408	5,289
2.125% due 06/20/2012	1,000	943

GSAA Trust
0.822% due 03/25/2037	700	118
0.822% due 05/25/2047	1,896	577

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	$1,705	$1,265

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

Lehman XS Trust
0.692% due 04/25/2046	389	311
0.752% due 06/25/2046	301	53
0.752% due 08/25/2046	346	72
0.762% due 09/25/2046	340	54
0.762% due 11/25/2046	329	61
0.772% due 08/25/2046	451	46
0.842% due 11/25/2046	450	82

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	200	45
0.882% due 04/25/2037	1,700	647

Park Place Securities, Inc.
1.022% due 07/25/2035 (j)	5,000	2,267

Quest Trust
1.422% due 06/25/2034	1,788	1,565

Renaissance Home Equity Loan Trust
0.902% due 12/25/2032	54	31
0.962% due 08/25/2033	307	180

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047	700	379

Residential Funding Mortgage Securities II, Inc.
0.622% due 02/25/2036	960	937

Salomon Brothers Mortgage Securities VII, Inc.
1.497% due 10/25/2028	923	750

SLM Student Loan Trust
2.659% due 04/25/2023	9,484	9,321

Soundview Home Equity Loan Trust
0.602% due 06/25/2037	2,182	1,643

Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	35	23

Structured Asset Securities Corp.
0.812% due 01/25/2033	43	22

United National Home Loan Owner Trust
6.910% due 03/25/2025	407	390

Wells Fargo Home Equity Trust
0.762% due 10/25/2035	542	495
0.772% due 12/25/2035	1,058	970

Total Asset-Backed Securities (Cost $128,592)		117,377

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	72,000	$389

Total Convertible Preferred Stocks (Cost $5,400)		389

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$2,900	2,900
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,971. Repurchase proceeds are $2,900.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	3,000	3,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,063. Repurchase proceeds are $3,000.)

		5,900

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (e)	310	310

U.S. TREASURY BILLS 1.5%
0.150% due 04/09/2009 - 06/11/2009 (b)(d)(e)	14,245	14,493

Total Short-Term Instruments (Cost $20,454)		20,703

Total Investments 206.0% (Cost $2,058,636)		$2,006,093

Written Options (i) (0.0%) (Premiums $404)		(96)

Other Assets and Liabilities (Net) (106.0%)		(1,031,936)

Net Assets 100.0%		$974,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	The Mortgage-Backed Securities Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $13,166 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $1,250 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $517,620 at a weighted average interest rate of 1.861%. On March 31, 2009, securities valued at $637,704 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,094 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	399	$1,712

See Accompanying Notes	Annual Report	March 31, 2009	113

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$447	$0	$447

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$5,000	$4,597	$650	$3,947
CMBX.NA AAA 2 Index	DUB	(0.070%	)	03/15/2049	2,800	815	815	0
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	8,000	2,747	656	2,091
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	2,800	982	982	0

						$9,141	$3,103	$6,038

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	GSC	2.420%	05/25/2046	$678	$(645)	$(223)	$(422)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	2,781	(2,678)	(1,495)	(1,183)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	2,086	(1,999)	(1,137)	(862)

					$(5,322)	$(2,855)	$(2,467)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP	$6,000	$(89)	$(227)	$138
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	10,000	(1,657)	(1,725)	68
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	DUB	1,000	93	65	28
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	2,000	186	124	62
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	9,300	(2,144)	(557)	(1,587)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(2,492)	274	(2,766)
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	2,062	900	1,162

						$ (4,041)	$(1,146)	$(2,895)

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	201	$37	$48
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	201	72	43

				$109	$91

114	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,700	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,700	35	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,700	98	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	19,700	108	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,100	11	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,100	15	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	2

							$295	$5

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	902	101,000	939
Closing Buys	(500)	(40,000)	(535)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	402	$61,000	$404

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	1.022%	07/25/2035	03/13/2008	$4,300	$2,267	0.23%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2024	$1,000	$1,029	$1,037
Fannie Mae	5.000%	04/01/2039	92,600	94,310	95,537
Fannie Mae	5.500%	04/01/2039	179,000	184,645	185,797
Fannie Mae	6.000%	04/01/2039	23,000	23,947	24,024
Fannie Mae	6.500%	04/01/2039	20,300	21,131	21,375
Freddie Mac	5.000%	12/01/2024	1,300	1,339	1,348
Ginnie Mae	5.500%	04/01/2039	6,000	6,168	6,245
Ginnie Mae	6.000%	04/01/2039	204,000	211,172	213,084

				$543,741	$548,447

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$18,404	$1,987,426	$263	$2,006,093
Short Sales, at value	0	(548,447)	0	(548,447)
Other Financial Instruments ++	1,712	(583)	1,610	2,739

Total	$20,116	$1,438,396	$1,873	$1,460,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Nets Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$10,213	$23,280	$128	$(5)	$(750)	$(32,603)	$263
Other Financial Instruments ++	5,678	0	0	0	(4,068)	0	1,610

Total	$15,891	$23,280	$128	$(5)	$(4,818)	$(32,603)	$1,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	115

Schedule of Investments  Short-Term Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 6.6%

Short-Term Floating NAV Portfolio	28,292,970	$283,071

Total PIMCO Funds (Cost $283,034)		283,071

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Cablevision
2.306% due 03/30/2013	$2,468	2,245

Daimler Finance North America LLC
4.560% due 08/03/2012	15,662	8,447

HCA, Inc.
3.470% due 11/18/2013	3,549	3,028

MGM Mirage
4.750% due 10/03/2011	9,000	3,938

NRG Energy, Inc.
1.359% due 02/01/2013	316	285
1.979% due 02/01/2013	134	121
2.959% due 02/01/2013	458	414

Total Bank Loan Obligations (Cost $30,824)		18,478

CORPORATE BONDS & NOTES 29.2%

BANKING & FINANCE 23.5%

Allstate Life Global Funding II
1.901% due 05/21/2010	31,000	29,546

American Express Bank FSB
0.583% due 06/22/2009	3,000	2,960
0.584% due 06/12/2009	2,700	2,668
5.500% due 04/16/2013	13,100	11,312

American Express Centurion Bank
0.583% due 03/23/2010	7,600	7,131
0.637% due 07/13/2010	5,300	4,876

American Express Credit Corp.
1.920% due 05/27/2010	19,000	17,942
2.256% due 06/19/2013	9,000	7,224
5.875% due 05/02/2013	7,800	6,857

American Honda Finance Corp.
1.634% due 02/05/2010	5,000	4,984

American International Group, Inc.
1.224% due 01/29/2010	26,800	16,918
6.250% due 03/15/2037	10,000	1,000

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,097

Bank of America Corp.
8.125% due 12/29/2049	2,800	1,152

Bank of America N.A.
1.822% due 05/12/2010	49,600	46,256

Bear Stearns Cos. LLC
1.262% due 10/22/2010	19,300	18,880
1.341% due 02/23/2010	17,200	17,000
1.360% due 02/01/2012	12,300	10,875
1.404% due 01/31/2011	1,200	1,142
1.446% due 11/28/2011	298	286
1.448% due 08/15/2011	4,300	3,975
6.950% due 08/10/2012	10,000	10,193

Calabash Re Ltd.
12.220% due 01/08/2010	2,300	2,252

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	700	659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
2.291% due 05/07/2010	$22,900	$20,562

Citigroup, Inc.
1.336% due 05/18/2011	3,400	2,747
1.381% due 08/13/2010	100	87
1.396% due 05/18/2010	300	270
1.445% due 03/16/2012	14,433	10,750
6.500% due 08/19/2013	32,100	29,535
8.400% due 04/29/2049	4,300	2,435

Credit Agricole S.A.
1.256% due 05/28/2009	14,300	14,275

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	306

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	2,055

General Electric Capital Corp.
1.300% due 11/01/2012	7,200	5,802
1.301% due 05/10/2010	5,200	4,885
1.411% due 03/11/2011	3,000	2,988
1.428% due 05/11/2016	11,165	7,296
1.431% due 11/21/2011	26,000	22,387
1.451% due 06/12/2012	3,200	2,752
1.580% due 09/15/2014	10,975	7,931
1.620% due 02/01/2011	250	227
2.151% due 05/22/2013	11,100	8,910

GMAC LLC
2.488% due 05/15/2009	2,600	2,473

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	200	199
1.307% due 12/23/2009	2,100	2,052
1.317% due 06/23/2009	43,210	42,926
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	13,800	11,936
1.455% due 07/23/2009	1,000	992
1.532% due 06/28/2010	5,260	5,022
1.821% due 10/07/2011	2,000	1,800
1.854% due 01/12/2015	300	222

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	5,200	5,044

HSBC Finance Corp.
1.192% due 10/21/2009	5,000	4,727
1.411% due 03/12/2010	3,200	2,836
1.491% due 05/10/2010	200	170
1.518% due 11/16/2009	4,000	3,835

ING Bank NV
2.625% due 02/09/2012	26,700	27,275

International Bank for Reconstruction & Development
1.506% due 03/04/2011	12,800	12,796

John Deere Capital Corp.
2.042% due 06/10/2011	1,100	1,046

JPMorgan Chase & Co.
0.583% due 05/07/2010	19,100	18,706
1.256% due 01/17/2011	700	667
1.348% due 05/16/2011	450	425
1.352% due 12/21/2011	300	272

KeyBank N.A.
3.511% due 06/02/2010	20,200	19,479

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,213

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

Merna Reinsurance Ltd.
1.870% due 07/07/2010	3,000	2,758

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	$200	$167
1.454% due 02/05/2010	442	417
1.501% due 06/05/2012	15,800	12,278
1.544% due 09/09/2009	200	195
3.051% due 05/20/2009 (g)	7,600	7,558
3.472% due 05/12/2010	33,900	31,930
5.450% due 02/05/2013	200	164
6.050% due 08/15/2012	10,400	8,932

Metropolitan Life Global Funding I
1.278% due 05/17/2010	19,100	18,038
1.570% due 03/15/2012	1,100	878

Morgan Stanley
1.374% due 01/15/2010	500	478
1.392% due 01/18/2011	1,150	1,038
1.648% due 01/09/2012	22,700	18,231
2.111% due 12/01/2011	25,200	25,683
3.338% due 05/14/2010	17,500	17,052
5.300% due 03/01/2013	28,000	26,956

Mystic Re Ltd.
11.261% due 06/07/2011	1,400	1,329

National Australia Bank Ltd.
1.352% due 09/11/2009	8,900	8,900
1.691% due 02/08/2010	31,400	31,406

National City Bank
1.654% due 06/07/2017	1,800	1,113
6.200% due 12/15/2011	3,500	3,441

Pricoa Global Funding I
2.066% due 06/04/2010	28,900	26,035

Rabobank Capital Funding II
5.260% due 12/29/2049	3,000	1,351

Rabobank Nederland NV
1.412% due 04/06/2009	6,700	6,700
1.646% due 05/19/2010	30,300	29,943

RBS Capital Trust III
5.512% due 09/29/2049	4,000	1,602

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	3,400	3,280

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	2,000	1,909

SLM Corp.
1.319% due 07/26/2010	600	426

State Street Bank and Trust Co.
1.484% due 12/08/2015	5,700	3,942

State Street Capital Trust III
8.250% due 03/15/2042	14,000	8,296

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,007

UBS AG
2.154% due 05/05/2010	40,600	40,518

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	401

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	1,285

USB Capital IX
6.189% due 04/15/2049	100	40

Ventas Realty LP
6.750% due 06/01/2010	5,560	5,574

Vita Capital III Ltd.
2.525% due 01/01/2011	2,200	2,053

Wachovia Bank N.A.
2.138% due 05/14/2010	38,800	37,503

116	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.224% due 10/15/2011	$9,300	$8,251
1.411% due 03/01/2012	8,000	6,892
1.590% due 06/15/2017	10,000	5,917

Wells Fargo & Co.
0.523% due 03/22/2010	7,600	7,252
1.319% due 06/18/2010	2,150	2,030
3.552% due 05/01/2033	300	311
7.980% due 02/28/2049	200	94

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,000	2,180

Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,354

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	998

		1,008,132

INDUSTRIALS 4.5%

Comcast Corp.
1.460% due 07/14/2009	2,100	2,089

CVS Caremark Corp.
1.561% due 06/01/2010	7,800	7,519

DISH DBS Corp.
7.000% due 10/01/2013	500	466

General Mills, Inc.
1.252% due 01/22/2010	8,000	7,862

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,000	10,023

Hewlett-Packard Co.
1.371% due 03/01/2012	100	96

Honeywell International, Inc.
1.219% due 07/27/2009	20,600	20,612

International Business Machines Corp.
1.764% due 07/28/2011	8,400	8,283

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,105

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	13,000	12,540

Reynolds American, Inc.
2.020% due 06/15/2011	9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011	43,400	43,347

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,908

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	100	101
6.125% due 08/17/2026	900	890

Southern Co.
1.951% due 08/20/2010	5,300	5,295

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,291

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,434

Weyerhaeuser Co.
2.223% due 09/24/2009	10,300	10,028

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,891

Xerox Corp.
2.059% due 12/18/2009	2,000	1,946

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XTO Energy, Inc.
4.625% due 06/15/2013	$16,500	$15,997

		194,371

UTILITIES 1.2%

AT&T, Inc.
1.334% due 02/05/2010	11,900	11,870

CMS Energy Corp.
2.044% due 01/15/2013	1,500	1,178

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,139

Midwest Generation LLC
8.300% due 07/02/2009	2,483	2,446

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Sprint Nextel Corp.
1.632% due 06/28/2010	14,200	13,146

		50,733

Total Corporate Bonds & Notes (Cost $1,312,398)		1,253,236

MUNICIPAL BONDS & NOTES 0.6%

Arcadia, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	500	479

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2031	3,050	2,962

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	17,000	17,128

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	2,500	2,403

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	458

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	4,600	4,388

Total Municipal Bonds & Notes (Cost $27,723)		27,818

U.S. GOVERNMENT AGENCIES 86.0%

Fannie Mae
0.582% due 12/25/2036 - 07/25/2037	5,719	5,081
0.642% due 03/25/2034	135	120
0.652% due 03/25/2036	764	652
0.672% due 08/25/2034	722	680
0.722% due 10/27/2037	300	270
0.822% due 03/25/2036	3,748	3,625
0.872% due 05/25/2042 - 03/25/2044	2,810	2,608
0.922% due 06/25/2032 - 09/25/2032	137	130
0.972% due 10/25/2030	23	23
1.044% due 09/17/2027	11	11
1.062% due 02/25/2022 - 12/25/2022	35	34
1.094% due 07/18/2027	8	7
1.122% due 10/25/2017	294	289
1.162% due 08/25/2022	20	20
1.212% due 12/25/2022	17	17
1.244% due 07/13/2010	17,500	17,516
1.262% due 09/25/2022	8	8
1.412% due 02/25/2023	6	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.422% due 04/25/2032	$11	$11
1.712% due 09/25/2023	141	140
3.022% due 06/01/2043 - 10/01/2044	13,459	13,306
3.491% due 01/01/2032	574	575
3.650% due 01/01/2036	380	388
4.000% due 02/01/2018	24	24
4.007% due 05/01/2021 - 04/01/2029	228	228
4.257% due 06/01/2034	17	17
4.303% due 09/01/2034	764	777
4.405% due 11/01/2025 - 05/01/2036	12,755	12,754
4.469% due 07/01/2028	34	33
4.500% due 09/25/2025	110	112
4.540% due 05/01/2036	231	232
4.566% due 07/01/2034	31	32
4.680% due 11/01/2035	1,122	1,146
4.718% due 05/01/2035	725	740
4.756% due 08/01/2029	1,752	1,777
4.968% due 06/01/2035	870	894
4.970% due 08/01/2026	18	18
5.000% due 01/25/2017 - 04/01/2039	4,039	4,170
5.049% due 12/01/2040	422	428
5.055% due 05/01/2035	453	466
5.082% due 09/01/2035	507	522
5.155% due 10/01/2023	35	36
5.264% due 12/01/2035	414	428
5.457% due 07/01/2029	184	185
5.500% due 02/01/2014 - 05/01/2039	2,139,894	2,221,510
5.500% due 06/01/2038 (h)	337,842	351,118
5.788% due 12/01/2036	170	177
5.884% due 12/01/2036	181	188
5.950% due 02/25/2044	1,046	1,077
6.000% due 02/01/2019 - 12/01/2038	529,872	554,306
6.500% due 10/25/2023 (b)	13	0
6.500% due 11/01/2028 - 10/25/2042	975	1,013
7.000% due 03/01/2013	32	34
8.699% due 06/25/2032	488	518

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,302
4.020% due 06/30/2009	2,000	2,017
4.330% due 03/16/2010	2,500	2,579
4.500% due 06/22/2010	12,400	12,919

Federal Housing Administration
6.896% due 07/01/2020	311	310
7.350% due 04/01/2019	157	158
7.430% due 07/01/2021 - 09/01/2022	148	150
7.435% due 02/01/2019	178	179

Freddie Mac
0.562% due 12/25/2036	20,601	20,536
0.786% due 02/15/2019	65,649	63,558
0.906% due 12/15/2030 - 06/15/2031	347	342
0.956% due 06/15/2031	353	347
0.962% due 01/15/2022	1	1
1.006% due 12/15/2031	12	12
1.212% due 03/15/2020	4	4
1.312% due 03/15/2023	19	18
3.022% due 10/25/2044	7,487	7,297
3.023% due 02/25/2045	3,242	2,787
3.222% due 07/25/2044	14,016	13,739
4.500% due 08/01/2017 - 12/15/2025	3,144	3,213
5.000% due 01/15/2018 - 04/01/2039	4,364	4,469
5.032% due 08/01/2035	417	427
5.148% due 08/01/2035	606	625

See Accompanying Notes	Annual Report	March 31, 2009	117

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2013 - 04/01/2038	$29,124	$30,027
6.000% due 03/15/2023	33	33
6.500% due 07/25/2043	461	487
6.750% due 08/15/2023	507	515

Ginnie Mae
0.945% due 06/20/2030	1	1
1.056% due 02/16/2030	212	209
1.156% due 02/16/2030	133	132
1.206% due 02/16/2030	251	246
1.495% due 03/20/2031	929	918
4.125% due 10/20/2017 - 10/20/2027	858	862
4.625% due 07/20/2022 - 09/20/2029	2,555	2,566
5.000% due 02/20/2032	580	590
5.250% due 03/20/2029 - 03/20/2030	913	934
5.375% due 05/20/2021 - 05/20/2030	4,097	4,175
5.500% due 02/20/2019 - 04/01/2039	297,019	309,131
6.000% due 01/15/2032 - 03/15/2032	1,710	1,800
7.500% due 02/20/2030	141	151
8.000% due 12/15/2030 - 03/15/2032	156	170
8.500% due 06/20/2027	101	110

Small Business Administration
4.340% due 03/01/2024	386	402
4.524% due 02/10/2013	140	143
5.490% due 03/01/2028	282	307
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $3,615,073)		3,691,420

MORTGAGE-BACKED SECURITIES 8.0%

American Home Mortgage Assets
0.712% due 05/25/2046	4,297	1,517
0.712% due 09/25/2046	1,759	680
0.732% due 10/25/2046	7,532	2,446
2.333% due 02/25/2047	1,909	578
2.553% due 11/25/2046	3,629	1,077

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,532	1,769
4.440% due 02/25/2045	75	43
5.000% due 09/25/2035	2,100	1,675
5.660% due 09/25/2045	1,493	802

Banc of America Funding Corp.
4.606% due 02/20/2036	8,453	5,596
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	493	300
5.470% due 07/20/2032	234	175
6.500% due 09/25/2033	849	828

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	899	622
2.650% due 08/25/2035	136	95
2.940% due 03/25/2035	8,431	5,736
4.626% due 11/25/2034	2,144	1,706
4.750% due 10/25/2035	17,796	16,785
4.951% due 11/25/2030	235	206
5.008% due 01/25/2035	417	321
5.206% due 01/25/2034	539	365
5.435% due 01/25/2034	263	197
5.473% due 05/25/2047	4,500	2,310
5.504% due 11/25/2034	18,219	12,833

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,036	747
5.364% due 05/25/2035	613	376

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.491% due 09/25/2035	$7,710	$3,815
5.721% due 11/25/2036	5,015	2,304
5.781% due 01/25/2036	5,052	1,859

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	34	34

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	4,314	3,788

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	17,042	10,791
5.733% due 12/26/2046	8,738	5,037

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,585	1,662
0.772% due 08/25/2035	767	499

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,819	941

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	1	1

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	1,998	1,739
4.098% due 08/25/2035	298	217
4.222% due 12/25/2035	1,687	1,296
4.682% due 08/25/2035	5,359	3,331
4.699% due 03/25/2034	410	324
5.664% due 07/25/2046	1,307	641
6.008% due 09/25/2037	8,670	4,331

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	129	127
0.682% due 02/25/2047	412	158
0.695% due 05/20/2046	165	136
0.702% due 05/25/2047	7,132	2,322
0.712% due 09/25/2046	3,402	1,224
0.725% due 02/20/2047	8,525	3,029
0.732% due 07/25/2046	709	254
0.740% due 12/20/2046	9,854	3,195
0.755% due 07/20/2046	4,442	1,607
0.802% due 02/25/2037	7,411	3,063
0.852% due 11/20/2035	1,879	757
2.633% due 12/25/2035	2,378	1,030
2.633% due 02/25/2036	855	347
5.500% due 08/25/2035	139	104
5.895% due 02/25/2037	3,905	1,994
6.000% due 04/25/2037	650	377

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	608	261
0.812% due 04/25/2035	123	53
0.842% due 03/25/2035	913	393
0.862% due 06/25/2035	12,918	7,619
3.750% due 07/19/2031	5	5
5.616% due 11/19/2033	438	330
6.080% due 09/25/2047	898	457
6.500% due 01/25/2034	27	25

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	178	135
4.462% due 05/25/2032	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	859	766
0.602% due 02/25/2037	1,122	1,022
0.612% due 08/25/2037	2,451	1,738

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	1,943	1,381

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	6,999	5,950
0.906% due 11/15/2031	462	369
1.002% due 06/25/2030	538	464

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	7,700	7,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	$6,193	$4,962
0.602% due 01/25/2047	5,481	4,693
0.742% due 06/25/2045	710	303
0.752% due 06/25/2045	330	146
0.792% due 11/25/2045	838	384

Greenwich Capital Acceptance, Inc.
6.111% due 06/25/2024	9	8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,099

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	5,939	4,160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	10,998	8,152
5.178% due 01/25/2036	1,967	1,078
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
0.922% due 11/25/2031	1,585	1,472
1.222% due 01/25/2032	333	250

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	136	123
0.686% due 04/19/2038	2,234	775
0.713% due 08/21/2036	797	318
0.736% due 07/19/2046	3,648	1,329
0.756% due 09/19/2046	1,055	400
0.776% due 05/19/2035	2,796	1,031
0.796% due 03/19/2036	7,441	2,722
0.926% due 02/19/2034	624	481
5.908% due 08/19/2036	746	353

Impac CMB Trust
1.422% due 10/25/2033	75	60

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,985	1,357

Indymac ARM Trust
4.442% due 01/25/2032	6	4
4.446% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,579	563

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	2,983	2,750
0.622% due 01/25/2037	90	83
0.712% due 09/25/2046	2,919	1,077
0.722% due 06/25/2047	1,629	578
0.732% due 05/25/2046	513	184
0.762% due 07/25/2035	465	192
5.013% due 12/25/2034	93	65

JPMorgan Mortgage Trust
5.018% due 02/25/2035	2,753	2,187

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	242	180

Luminent Mortgage Trust
0.692% due 12/25/2036	2,144	752
0.702% due 12/25/2036	1,037	335
0.722% due 10/25/2046	769	317

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,366	493

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,490	1,370

MASTR Seasoned Securities Trust
6.199% due 09/25/2017	456	441

Mellon Residential Funding Corp.
0.906% due 11/15/2031	419	323
0.996% due 12/15/2030	4,938	3,984
2.629% due 10/20/2029	3,453	3,206

118	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	$500	$354

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,219	1,558

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,234	5,678

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,783	1,279

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	5,423	3,411
1.316% due 03/15/2025	800	455
1.522% due 10/25/2035	79	53
3.006% due 10/25/2035	7,432	4,981

Morgan Stanley Capital I
0.617% due 10/15/2020	6,023	4,444

Morgan Stanley Mortgage Loan Trust
0.742% due 02/25/2047	970	478
5.416% due 06/25/2036	511	374

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	801	594
0.702% due 06/25/2046	2,522	967
0.732% due 04/25/2046	430	168
0.772% due 08/25/2037	1,148	412
0.822% due 08/25/2035	2,095	915
2.993% due 09/25/2045	1,327	535

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	390	378

Residential Asset Securitization Trust
5.750% due 02/25/2036	429	292

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	190	172

Sequoia Mortgage Trust
0.895% due 07/20/2033	3,536	2,689
0.925% due 10/20/2027	2,217	1,788
4.433% due 04/20/2035	1,342	972
5.546% due 01/20/2047	714	417

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	129	51
4.931% due 02/25/2034	18	13
5.528% due 08/25/2035	1,656	873

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	934	865
0.652% due 03/25/2037	1,872	682
0.712% due 07/25/2046	4,651	1,889
0.742% due 05/25/2036	12,196	4,298
0.742% due 05/25/2046	1,610	578
0.752% due 05/25/2045	989	402
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	10,979	7,163
0.846% due 07/19/2034	63	34
0.906% due 03/19/2034	920	575
1.216% due 09/19/2032	88	67

Structured Asset Securities Corp.
0.572% due 05/25/2036	340	313
4.687% due 02/25/2032	276	233
4.863% due 10/25/2035	1,024	607
5.111% due 07/25/2032	195	132
5.140% due 01/25/2032	16	13

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	7	7
0.632% due 01/25/2037	2,439	2,188

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	232	201
0.632% due 11/25/2046	6,842	5,877
0.652% due 06/25/2037	221	192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	$18,750	$12,934

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	273	111
0.792% due 12/25/2045	517	214
0.812% due 10/25/2045	1,104	456
0.832% due 01/25/2045	447	180
1.062% due 12/25/2027	8,173	5,778
1.162% due 12/25/2027	3,265	2,318
2.333% due 02/25/2047	4,934	1,519
2.333% due 03/25/2047	4,231	1,352
2.363% due 01/25/2047	947	348
2.373% due 01/25/2047	2,027	630
2.393% due 04/25/2047	3,013	1,195
2.443% due 12/25/2046	3,704	1,371
2.453% due 12/25/2046	1,881	600
2.633% due 02/25/2046	4,868	1,817
2.633% due 08/25/2046	28,200	9,223
2.833% due 11/25/2042	936	570
3.033% due 06/25/2042	1,247	941
3.033% due 08/25/2042	1,334	901
3.133% due 07/25/2046	528	270
3.133% due 11/25/2046	385	255
3.705% due 02/27/2034	217	173
3.705% due 01/25/2047	533	208
3.955% due 05/25/2046	344	164
3.955% due 08/25/2046	13,235	4,670
3.955% due 09/25/2046	951	368
3.955% due 12/25/2046	2,138	848
4.485% due 09/25/2033	2,559	2,114
4.557% due 09/25/2033	6,600	5,648
5.307% due 01/25/2037	1,414	685
5.414% due 02/25/2037	5,205	2,843
5.485% due 04/25/2037	1,000	509
5.580% due 12/25/2036	903	480
5.588% due 12/25/2036	3,010	1,506
5.653% due 05/25/2037	2,170	1,161
5.695% due 02/25/2037	2,690	1,412
5.845% due 02/25/2037	3,057	1,798
5.930% due 09/25/2036	1,610	933

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	1,003	374

Washington Mutual MSC Mortgage Pass- Through Certificates
4.773% due 02/25/2031	3	3
5.667% due 02/25/2033	154	124

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	6,599	5,048
5.593% due 07/25/2036	1,964	1,037

Total Mortgage-Backed Securities (Cost $531,692)		342,486

ASSET-BACKED SECURITIES 5.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	80	74

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 12/25/2036	787	691
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	438	413
0.612% due 06/25/2037	1,485	1,024

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	63	24
1.222% due 10/25/2031	503	291
1.222% due 08/25/2032	432	193

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029	99	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Argent Securities, Inc.
0.572% due 10/25/2036	$344	$331

Asset-Backed Funding Certificates
0.582% due 10/25/2036	199	193
0.582% due 11/25/2036	3,847	3,548
0.582% due 01/25/2037	4,844	4,122
0.872% due 06/25/2034	1,025	512

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	116	114
0.602% due 05/25/2037	874	628
0.797% due 09/25/2034	445	299

BA Credit Card Trust
0.756% due 01/15/2013	2,400	2,304
1.136% due 04/15/2013	3,900	3,729

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	646	540
0.592% due 12/25/2036	812	624
0.602% due 10/25/2036	276	238
0.852% due 01/25/2036	77	68
0.922% due 10/27/2032	242	153
0.972% due 03/25/2043	776	723
1.022% due 11/25/2042	116	80
1.182% due 10/25/2032	1,203	692
1.522% due 10/25/2037	4,540	2,933

Brazos Student Finance Corp.
1.230% due 06/01/2023	534	529

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,400	3,122

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	8,451	7,782
0.842% due 10/25/2035	1,332	1,152

Chase Credit Card Master Trust
0.726% due 09/15/2011	18,800	18,757

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 08/25/2032	67	58

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	41	27

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	1,071	929
0.582% due 01/25/2037	146	142
0.582% due 07/25/2045	1,903	1,352
0.632% due 08/25/2036	947	835
0.632% due 03/25/2037	508	420

Contimortgage Home Equity Trust
1.236% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	3,326	3,139
0.572% due 05/25/2037	12,785	11,594
0.572% due 07/25/2037	1,982	1,691
0.572% due 03/25/2047	213	205
0.572% due 05/25/2047	1,048	951
0.572% due 06/25/2047	485	431
0.582% due 03/25/2037	393	378
0.592% due 06/25/2047	1,272	1,143
0.602% due 06/25/2037	5,723	5,112
0.602% due 10/25/2047	938	829
0.622% due 08/25/2037	11,400	7,185
0.622% due 09/25/2037	979	862
0.622% due 09/25/2047	1,529	1,306
0.632% due 10/25/2046	806	725
0.682% due 02/25/2036	304	285
0.702% due 09/25/2036	1,990	1,385
0.712% due 06/25/2036	1,316	945
1.002% due 12/25/2031	63	33
1.262% due 05/25/2032	239	101
1.382% due 05/25/2033	34	21
4.367% due 10/25/2035	98	98

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Home Equity Loan Trust
0.696% due 01/15/2037	$148	$55

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	777	686
0.612% due 12/25/2037	820	767
0.642% due 07/25/2037	357	277

Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	34	22

EMC Mortgage Loan Trust
0.892% due 05/25/2040	152	117

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	627	191
1.082% due 11/25/2032	903	493

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	1,195	1,098
0.572% due 12/25/2036	165	161
0.592% due 12/25/2037	571	523
0.892% due 12/25/2034	79	49

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,881	3,845
1.756% due 12/15/2010	1,751	1,741
1.976% due 06/15/2012	4,000	3,740

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	1,376	1,171
0.592% due 02/25/2037	236	231

Greenpoint Home Equity Loan Trust
0.916% due 01/15/2030	591	375

GSAMP Trust
0.592% due 09/25/2036	351	329
0.592% due 10/25/2036	97	78
0.592% due 12/25/2036	2,164	1,575
0.622% due 01/25/2047	1,185	1,014
0.812% due 03/25/2034	444	435

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	362	348
0.835% due 01/20/2034	1,762	1,163

Home Equity Asset Trust
0.582% due 05/25/2037	828	658
1.442% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,652	1,439

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	241	173
0.632% due 03/25/2036	716	704

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	95	93
0.582% due 04/25/2037	851	805
0.602% due 07/25/2037	839	720
0.652% due 04/25/2047	577	517

Irwin Home Equity Corp.
1.062% due 07/25/2032	306	169

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	329	302
0.562% due 08/25/2036	11	11
0.572% due 07/25/2036	896	828
0.572% due 08/25/2036	372	335
0.572% due 10/25/2036	2,212	1,945
0.582% due 03/25/2047	715	546
0.602% due 03/25/2037	946	799

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	1,199	852

Lehman XS Trust
0.592% due 05/25/2046	160	156
0.602% due 06/25/2046	209	205
0.602% due 08/25/2046	107	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 11/25/2046	$2,058	$1,925
0.642% due 11/25/2036	522	503
0.672% due 04/25/2037	4,271	2,571

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	472	434
0.582% due 10/25/2036	17	16
0.702% due 08/25/2035	31	29
0.802% due 10/25/2034	359	147
1.222% due 03/25/2032	123	93

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	810	758
0.572% due 01/25/2037	622	262
0.582% due 11/25/2036	935	862
0.602% due 05/25/2037	796	691

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	2,000	1,986

Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	1,859	1,636

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	8	8
0.592% due 08/25/2036	1,327	1,251
0.592% due 07/25/2037	84	76
0.602% due 09/25/2037	32	29
0.642% due 02/25/2037	1,425	1,183

Morgan Stanley ABS Capital I
0.562% due 09/25/2036	27	26
0.562% due 10/25/2036	1,220	1,115
0.562% due 01/25/2037	1,297	1,129
0.572% due 10/25/2036	1,103	964
0.572% due 11/25/2036	2,157	2,018
0.582% due 05/25/2037	3,934	3,166
0.622% due 09/25/2036	125	89
1.322% due 07/25/2037	584	489

Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	963	857

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	547	500

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	539	483

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,322	925
0.782% due 06/25/2035	82	63

Option One Mortgage Loan Trust
0.562% due 02/25/2037	128	125
0.572% due 01/25/2037	1,110	1,042
0.582% due 07/25/2037	1,109	913
1.062% due 06/25/2032	58	30
1.062% due 08/25/2032	257	139

Park Place Securities, Inc.
0.782% due 09/25/2035	617	396

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	2,075	1,575

Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	572	336
0.962% due 08/25/2033	1,307	768
1.022% due 12/25/2033	711	390

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	61	56
0.622% due 08/25/2046	375	350
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.582% due 01/25/2037	625	533
0.592% due 11/25/2036	1,940	1,871
0.592% due 02/25/2037	757	666
0.602% due 10/25/2036	230	224
0.632% due 04/25/2037	1,266	1,131
1.022% due 07/25/2032	150	69

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		$468	$450

SACO I, Inc.
0.582% due 05/25/2036		446	266

Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032		77	66

Saxon Asset Securities Trust
0.582% due 10/25/2046		413	397

SBI HELOC Trust
0.692% due 08/25/2036		727	642

Sears Credit Account Master Trust
0.776% due 04/16/2013		700	693

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		615	544
0.572% due 09/25/2036		320	281

SLC Student Loan Trust
1.214% due 02/15/2015		3,116	3,106

SLM Student Loan Trust
1.139% due 04/25/2014		4,449	4,432
1.149% due 10/27/2014		4,018	4,000
1.149% due 10/25/2016		455	455
1.149% due 07/25/2017		1,043	1,041
1.159% due 07/25/2017		2,300	2,184
2.659% due 04/25/2023		51,449	50,564

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		1,582	1,192
0.622% due 10/25/2036		2	2

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		55	53
0.582% due 01/25/2038		1,010	850
1.202% due 01/25/2034		90	59

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		419	367

Structured Asset Securities Corp.
0.572% due 10/25/2036		5,593	4,898
0.602% due 01/25/2037		705	612
0.622% due 01/25/2037		1,019	667
0.632% due 04/25/2036		333	324
0.812% due 01/25/2033		1,775	900
4.900% due 04/25/2035		3,507	1,869

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		121	119

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		1,336	1,119

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		531	436

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		193	188
0.622% due 03/25/2037		517	467
0.762% due 10/25/2035		3,091	2,822

Total Asset-Backed Securities (Cost $286,821)			254,370

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,300	3,039

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,388

BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	200,000	1,921

Mizuho Bank Ltd.
1.432% due 12/31/2049		800,000	8,033

120	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sumitomo Mitsui Banking Corp.
1.484% due 12/31/2049	JPY	100,000	$1,006
1.488% due 11/26/2049		200,000	2,008
1.570% due 06/29/2049		700,000	6,723

Total Foreign Currency-Denominated Issues (Cost $21,754)			24,118

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	4,790

Total Convertible Preferred Stocks (Cost $3,950)			4,790

PREFERRED STOCKS 0.1%

DG Funding Trust
2.717% due 12/31/2049		328	3,285

Total Preferred Stocks (Cost $3,489)			3,285

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 3.3%

Bank of Ireland
0.561% due 02/26/2010		$1,200	1,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Barclays Bank PLC
1.351% due 08/10/2009	$9,670	$9,650

Calyon Financial, Inc.
1.267% due 06/29/2010	400	394

Governor & Co. of the Bank of Ireland
1.134% due 01/15/2010	31,900	30,657

Nordea Bank Finland PLC
0.521% due 04/09/2009	33,800	33,800

Sao Paolo IMI NY
1.924% due 06/09/2010	8,700	8,699

Svenska Handelsbanken AB
0.541% due 06/19/2009	4,000	4,001

Unicredito Italiano NY
1.156% due 05/15/2009	53,500	53,497

		141,844

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.230% due 04/07/2009	2,500	2,500

REPURCHASE AGREEMENTS 1.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	8,202	8,202
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,368. Repurchase proceeds are $8,202.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$55,800	$55,800
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $56,695. Repurchase proceeds are $55,800.)

		64,002

U.S. CASH MANAGEMENT BILLS 0.7%
0.132% due 04/29/2009 - 05/15/2009 (c)(e)(f)	31,470	31,467

U.S. TREASURY BILLS 3.1%
0.132% due 04/02/2009 - 06/11/2009 (c)(e)(f)	131,475	131,465

Total Short-Term Instruments (Cost $372,496)		371,278

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		9,814

Total Investments 146.4% (Cost $6,494,355)		$6,284,164

Written Options (k) (0.0%) (Premiums $142)		(32)

Other Assets and Liabilities (Net) (46.4%)		(1,991,488)

Net Assets 100.0%		$4,292,644

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	The Short-Term Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $154,127 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,400 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $234,112 at a weighted average interest rate of 1.362%. On March 31, 2009, securities valued at $6,663 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,061 and cash of $9,083 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	315	$4,057
90-Day Eurodollar December Futures	Long	12/2009	7,258	52,079
90-Day Eurodollar December Futures	Long	12/2011	166	63
90-Day Eurodollar June Futures	Long	06/2009	325	2,218
90-Day Eurodollar June Futures	Long	06/2011	1,646	888
90-Day Eurodollar March Futures	Long	03/2011	3,291	1,475
90-Day Eurodollar September Futures	Long	09/2011	184	97
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5,530	16,533

				$77,410

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Diamond Offshore Drilling, Inc.	DUB	(0.230%	)	06/20/2012	0.574%	$3,800	$41	$0	$41
GlobalSantaFe Corp.	DUB	(0.500%	)	06/20/2012	0.569%	3,800	8	0	8

See Accompanying Notes	Annual Report	March 31, 2009	121

Schedule of Investments  Short-Term Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Nabors Industries, Inc.	CITI	(0.480%	)	06/20/2012	2.703%		$3,800	$251	$0	$251
Noble Corp.	DUB	(0.510%	)	06/20/2012	0.711%		3,800	23	0	23
UBS Warburg LLC	BCLY	(1.950%	)	03/20/2014	2.290%	EUR	8,100	150	0	150
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$9,000	7	0	7
UBS Warburg LLC	CSFB	(2.050%	)	12/20/2013	2.290%	EUR	6,300	77	0	77

								$557	$0	$557

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.327%	$3,800	$(532)	$0	$(532)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	4.388%	3,800	(429)	0	(429)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	7,000	(672)	0	(672)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	1,300	(126)	0	(126)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	1,300	(194)	0	(194)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	200	(4)	0	(4)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	1,800	(36)	0	(36)
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	2.961%	7,600	(500)	0	(500)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.492%	3,800	(140)	0	(140)
Merrill Lynch & Co., Inc.	RBS	0.800%	09/20/2012	6.136%	4,700	(705)	0	(705)
Morgan Stanley	BOA	0.870%	09/20/2012	3.995%	2,800	(264)	0	(264)
Morgan Stanley	JPM	0.800%	09/20/2012	3.995%	10,000	(965)	0	(965)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	3.634%	3,800	(365)	0	(365)
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.877%	3,800	(179)	0	(179)

						$(5,111)	$0	$(5,111)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$6	$0	$6
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	0	0	0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	17,600	(635)	(117)	(518)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	26,000	(939)	(140)	(799)

					$(1,568)	$(257)	$(1,311)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$73	$7	$66
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	1,041	32	1,009
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	381	44	337
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$11,500	(925)	(771)	(154)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		14,300	(1,150)	(950)	(200)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		62,900	(5,057)	(4,151)	(906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		41,400	(7,996)	4	(8,000)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,200	(10,469)	(1,758)	(8,711)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(9,323)	160	(9,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		8,000	(1,837)	(102)	(1,735)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(85,805)	3,800	(89,605)

122	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	$926	$(11)	$937
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	602	51	551
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		54,600	390	458	(68)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	897	381	516
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	252	107	145
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	1,748	717	1,031

							$(116,252)	$(1,982)	$(114,270)

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$366
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,803
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	714
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	1,101
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	555
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	827
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	934
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,432
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	112
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	465
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	545	281
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	1,224

						$5,101	$9,814

(k)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 20,000	$142	$32

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,654	$0	$8,112
Sales	451	20,000	217
Closing Buys	0	0	0
Expirations	(12,105)	0	(8,187)
Exercised	0	0	0

Balance at 03/31/2009	0	$20,000	$142

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$96,000	$97,560	$99,045

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	7,690	04/2009	$0	$(450)	$(450)
Buy		UBS	3,712	05/2009	0	(26)	(26)
Sell	BRL	DUB	19,446	06/2009	0	(129)	(129)
Buy		HSBC	40,899	06/2009	20	(13)	7
Sell		HSBC	21,453	06/2009	0	(1,100)	(1,100)
Sell	CLP	BCLY	267,804	05/2009	5	0	5
Sell		CITI	63,745	05/2009	2	0	2
Buy		HSBC	63,745	05/2009	12	0	12

See Accompanying Notes	Annual Report	March 31, 2009	123

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	JPM	2,447,604	05/2009	$0	$(931)	$(931)
Sell		JPM	2,179,800	05/2009	766	0	766
Buy		BCLY	267,804	11/2009	0	(6)	(6)
Buy		CITI	63,745	11/2009	0	(2)	(2)
Buy	CNY	BCLY	128,792	07/2009	0	(900)	(900)
Sell		BCLY	471,492	07/2009	0	(3,831)	(3,831)
Buy		DUB	333,126	07/2009	0	(2,250)	(2,250)
Buy		HSBC	73,588	07/2009	0	(543)	(543)
Buy		JPM	39,412	07/2009	0	(343)	(343)
Buy	EUR	HSBC	10,382	04/2009	682	0	682
Buy		RBS	247	04/2009	0	(6)	(6)
Sell	GBP	DUB	7,841	04/2009	116	0	116
Buy		MSC	1,042	04/2009	0	(11)	(11)
Sell		MSC	13,124	04/2009	154	0	154
Sell	JPY	BNP	1,878,860	05/2009	326	0	326
Sell		RBS	80,735	05/2009	7	0	7
Sell		MSC	1,878,859	06/2009	300	0	300
Buy	MXN	JPM	343,073	05/2009	0	(1,266)	(1,266)
Buy	PLN	HSBC	83,995	05/2009	0	(13,392)	(13,392)
Sell		HSBC	5,172	05/2009	223	0	223
Sell		JPM	777	05/2009	32	0	32
Sell		MSC	78,047	05/2009	12,602	0	12,602
Sell	RUB	BCLY	190,440	05/2009	1,509	0	1,509
Sell		HSBC	213,367	05/2009	1,052	0	1,052
Sell		JPM	71,199	05/2009	130	0	130
Buy		UBS	491,838	05/2009	0	(5,916)	(5,916)
Sell		UBS	16,832	05/2009	13	0	13
Buy	SGD	CITI	3,123	04/2009	0	(87)	(87)
Buy		DUB	1,992	04/2009	0	(41)	(41)
Buy		HSBC	775	04/2009	0	(20)	(20)
Sell		JPM	9,235	04/2009	82	0	82
Buy		RBS	1,314	04/2009	0	(30)	(30)
Buy		UBS	991	04/2009	0	(19)	(19)
Buy		HSBC	1,186	07/2009	0	(41)	(41)
Buy	ZAR	BCLY	23,786	05/2009	328	0	328
Sell		BCLY	23,786	05/2009	20	0	20
Buy		BCLY	23,786	11/2009	0	(22)	(22)

					$18,381	$(31,375)	$(12,994)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$287,861	$5,995,387	$916	$6,284,164
Short Sales, at value	0	(99,045)	0	(99,045)
Other Financial Instruments ++	77,410	(133,227)	66	(55,751)

Total	$365,271	$5,763,115	$982	$6,129,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$4,213	$(358)	$5	$1	$(1,648)	$(1,297)	$916
Other Financial Instruments ++	(159)	0	0	0	231	(6)	66

Total	$4,054	$(358)	$5	$1	$(1,417)	$(1,303)	$982

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

124	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 20.9%

Short-Term Floating NAV Portfolio	20,109,907	$201,200

Total PIMCO Funds (Cost $201,163)		201,200

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 17.3%

American Express Bank FSB
5.500% due 04/16/2013	$8,500	7,340
6.000% due 09/13/2017	600	506

American Express Centurion Bank
0.583% due 03/23/2010	600	563
0.714% due 06/12/2012	2,200	1,832
6.000% due 09/13/2017	200	169

American Express Credit Corp.
5.875% due 05/02/2013	200	176

American General Finance Corp.
6.900% due 12/15/2017	300	105

American International Group, Inc.
4.950% due 03/20/2012	1,100	538
5.600% due 10/18/2016	1,500	663
5.850% due 01/16/2018	300	118
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018	6,700	2,871

ANZ National International Ltd.
6.200% due 07/19/2013	200	193

Bank of America Corp.
1.420% due 10/14/2016	1,300	821
5.650% due 05/01/2018	9,000	7,526
6.000% due 09/01/2017	2,325	1,983
8.000% due 12/29/2049	600	241
8.125% due 12/29/2049	4,400	1,810

Bank of America N.A.
1.777% due 06/23/2010	200	185

Barclays Bank PLC
6.050% due 12/04/2017	100	79
7.434% due 09/29/2049	200	83
7.700% due 04/29/2049	300	132

Bear Stearns Cos. LLC
5.300% due 10/30/2015	3,020	2,805

Block Financial LLC
7.875% due 01/15/2013	2,500	2,466

Capital One Financial Corp.
6.750% due 09/15/2017	100	84

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	8,400	7,912

Citigroup Capital XXI
8.300% due 12/21/2057	6,500	3,137

Citigroup, Inc.
4.125% due 02/22/2010	175	169
5.300% due 10/17/2012	500	441
5.500% due 04/11/2013	100	88
6.000% due 08/15/2017	7,800	6,746
6.125% due 11/21/2017	1,380	1,199
6.125% due 05/15/2018	200	173
8.400% due 04/29/2049	6,100	3,455

Credit Suisse New York
5.000% due 05/15/2013	1,300	1,258
6.000% due 02/15/2018	100	87

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche Bank AG
4.875% due 05/20/2013	$500	$491
6.000% due 09/01/2017	750	726

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	71
7.375% due 10/28/2009	3,700	3,319
7.800% due 06/01/2012	50	34

General Electric Capital Corp.
1.611% due 01/08/2016	399	266
5.875% due 01/14/2038	100	72
6.875% due 01/10/2039	8,088	6,622

GMAC LLC
6.625% due 05/15/2012	200	110
6.875% due 09/15/2011	2,800	1,768
7.000% due 02/01/2012	200	114
7.250% due 03/02/2011	5,000	3,257
8.000% due 11/01/2031	1,500	558

Goldman Sachs Group, Inc.
1.532% due 06/28/2010	700	668
5.350% due 01/15/2016	2,800	2,486
5.750% due 10/01/2016	200	181
6.150% due 04/01/2018	2,300	2,106
6.250% due 09/01/2017	4,215	3,915
6.750% due 10/01/2037	500	339

HSBC Finance Corp.
1.192% due 10/21/2009	100	95

International Lease Finance Corp.
5.750% due 06/15/2011	2,200	1,430

John Deere Capital Corp.
2.042% due 06/10/2011	10,000	9,506

JPMorgan Chase & Co.
1.276% due 06/26/2009	100	100
7.900% due 04/29/2049	1,300	837

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	188

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	506	321

KeyCorp
6.500% due 05/14/2013	1,000	977

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (a)	9,300	9,373

Macquarie Bank Ltd.
4.100% due 12/17/2013	7,800	7,854

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	100	98
5.000% due 02/03/2014	5,000	3,860
6.400% due 08/28/2017	10,000	7,189
6.875% due 04/25/2018	600	470

Morgan Stanley
3.338% due 05/14/2010	2,000	1,949
6.000% due 04/28/2015	400	378
6.600% due 04/01/2012	1,000	1,005
6.625% due 04/01/2018	10,200	9,748

National City Corp.
3.125% due 04/30/2009	570	570

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	5,222

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	2,545	1,121
7.648% due 08/29/2049	900	406
9.118% due 03/31/2049	2,800	1,372

SLM Corp.
1.299% due 07/27/2009	1,800	1,734

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Swedbank AB
3.000% due 12/22/2011	$4,000	$4,069

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,000	3,260
7.700% due 08/07/2013	100	89

UBS AG
2.219% due 06/19/2010	2,400	2,265
5.750% due 04/25/2018	250	210

Wachovia Bank N.A.
1.650% due 03/15/2016	900	539

Wachovia Corp.
1.360% due 08/01/2013	4,000	2,947
5.300% due 10/15/2011	1,000	988

Wells Fargo Bank N.A.
4.750% due 02/09/2015	1,000	855

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	143

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	200

		166,519

INDUSTRIALS 9.1%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,032

Altria Group, Inc.
9.700% due 11/10/2018	5,000	5,455

Black & Decker Corp.
8.950% due 04/15/2014 (a)	4,600	4,545

Boston Scientific Corp.
6.000% due 06/15/2011	100	97

Cardinal Health, Inc.
1.705% due 10/02/2009	300	295

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,607

Con-way, Inc.
7.250% due 01/15/2018	2,500	1,944

CVS Caremark Corp.
1.561% due 06/01/2010	950	916

Daimler Finance North America LLC
8.500% due 01/18/2031	2,000	1,794

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,000

General Electric Co.
5.250% due 12/06/2017	9,000	8,343

General Motors Corp.
8.800% due 03/01/2021	300	40

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	200	203

Kraft Foods, Inc.
5.625% due 11/01/2011	100	104
6.125% due 02/01/2018	100	100

Kroger Co.
6.400% due 08/15/2017	500	514

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
7.500% due 02/15/2019	5,000	5,320

See Accompanying Notes	Annual Report	March 31, 2009	125

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	$3,400	$3,440

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	3,931

Pemex Project Funding Master Trust
5.750% due 03/01/2018	7,900	6,636

PepsiCo, Inc.
7.900% due 11/01/2018	1,500	1,848

Petrobras International Finance Co.
7.875% due 03/15/2019	7,200	7,497

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	5,600	5,593

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
6.125% due 01/15/2017	5,000	3,341

Shell International Finance BV
6.375% due 12/15/2038	3,000	3,176

Southern Co.
1.951% due 08/20/2010	200	200

Staples, Inc.
9.750% due 01/15/2014	6,000	6,289

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,233

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,512

		87,727

UTILITIES 0.3%

AT&T, Inc.
5.500% due 02/01/2018	100	97

British Telecommunications PLC
5.950% due 01/15/2018	800	652

Embarq Corp.
6.738% due 06/01/2013	600	560

Enel Finance International S.A.
6.250% due 09/15/2017	200	182

Virginia Electric and Power Co.
8.875% due 11/15/2038	900	1,105

		2,596

Total Corporate Bonds & Notes (Cost $266,053)		256,842

MUNICIPAL BONDS & NOTES 3.0%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	150	118

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,300	2,021

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,287

Cincinnati, Ohio City School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,165

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	$200	$191

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	530

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,086
5.750% due 06/01/2043	4,600	3,133

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	1,900	1,840

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	100	103

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	200	195

San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028	2,200	2,205

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	100	91

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,118

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	100	111

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	100	106
8.190% due 10/01/2031	170	186

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	200	193

Total Municipal Bonds & Notes (Cost $28,644)		28,993

U.S. GOVERNMENT AGENCIES 82.6%

Fannie Mae
0.582% due 12/25/2036	625	559
0.622% due 01/25/2021	147	145
0.652% due 03/25/2036	402	343
0.872% due 09/25/2042	135	123
1.422% due 04/25/2032	11	11
1.625% due 11/25/2023	181	180
3.022% due 03/01/2044 - 09/01/2044	964	953
4.000% due 05/01/2024	10,000	10,138
4.476% due 05/01/2035	977	999
4.846% due 09/01/2031	14	14
5.000% due 07/25/2019 - 12/01/2038	4,495	4,645
5.089% due 06/01/2035	679	700
5.500% due 03/01/2036 - 05/01/2039	387,034	401,842
5.500% due 09/01/2038 (h)	2,043	2,123
5.507% due 12/01/2035	42	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/01/2024 - 05/01/2039	$185,405	$193,708
6.500% due 08/01/2029 - 04/01/2039	39,833	41,963

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	51	52

Freddie Mac
0.756% due 10/15/2020	58	57
3.222% due 07/25/2044	746	731
4.500% due 10/15/2019	34	35
5.000% due 04/15/2018 - 11/15/2021	260	263
5.500% due 06/01/2036 - 04/01/2039	5,395	5,599
6.500% due 10/25/2043	210	220

Ginnie Mae
5.000% due 05/01/2039	500	516
6.000% due 12/15/2028 - 04/01/2039	93,994	98,313
6.500% due 04/15/2038 - 04/01/2039	27,781	29,134

Overseas Private Investment Corp.
0.000% due 09/20/2013	852	880

Total U.S. Government Agencies (Cost $784,645)		794,290

U.S. TREASURY OBLIGATIONS 16.6%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2018	12,093	12,270
2.000% due 01/15/2026	1,596	1,581
2.125% due 01/15/2019 (g)	13,668	14,608
2.500% due 07/15/2016	20,907	22,436
2.500% due 01/15/2029	6,981	7,588
2.625% due 07/15/2017	1,528	1,665

U.S. Treasury Bonds
5.375% due 02/15/2031	6,000	7,579
7.125% due 02/15/2023	4,000	5,627
7.875% due 02/15/2021	14,800	21,474
8.125% due 05/15/2021	30,300	44,929
8.500% due 02/15/2020	6,000	8,961

U.S. Treasury Strips
0.000% due 11/15/2021	18,000	11,397

Total U.S. Treasury Obligations (Cost $151,612)		160,115

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
0.732% due 10/25/2046	295	96

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,725	2,070
5.660% due 09/25/2045	2,068	1,112

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	782	768

Banc of America Mortgage Securities, Inc.
4.368% due 01/25/2035	1,334	1,067

Bear Stearns Adjustable Rate Mortgage Trust
4.861% due 04/25/2034	677	452
5.473% due 05/25/2047	96	50

Bear Stearns Alt-A Trust
0.722% due 02/25/2034	298	70
5.718% due 11/25/2036	192	89

Chase Mortgage Finance Corp.
4.605% due 02/25/2037	2,418	1,845
4.825% due 02/25/2037	1,438	908
4.933% due 02/25/2037	262	201

126	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chaseflex Trust
0.982% due 07/25/2037	$1,331	$549

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	66	42
6.008% due 09/25/2037	386	193

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	65	63
0.740% due 12/20/2046	387	126
5.500% due 03/25/2036	263	153
6.500% due 06/25/2036	64	32

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	63	37

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	83	34
3.853% due 07/19/2044	11	7

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	457	391

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	4,319	1,537
0.776% due 05/19/2035	170	63
0.796% due 03/19/2036	360	132

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	22	16

Mellon Residential Funding Corp.
0.906% due 11/15/2031	183	141
0.996% due 12/15/2030	71	57

Morgan Stanley Mortgage Loan Trust
4.829% due 08/25/2034	175	103
5.416% due 06/25/2036	280	205

Residential Accredit Loans, Inc.
0.772% due 02/25/2036	1,057	353

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	64	25

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	288	117
0.742% due 05/25/2036	367	129
0.802% due 02/25/2036	127	49

Structured Asset Securities Corp.
5.000% due 12/25/2034	33	31

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	199	138
5.308% due 11/15/2048	900	601

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	65	27
2.333% due 02/25/2047	291	89
2.363% due 01/25/2047	146	53
2.613% due 06/25/2046	166	63
3.955% due 09/25/2046	68	26
4.546% due 10/25/2034	1,696	1,271
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.265% due 07/25/2035	87	72
4.574% due 12/25/2034	1,444	1,128

Total Mortgage-Backed Securities (Cost $15,944)		16,986

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.672% due 12/25/2035	18	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Argent Securities, Inc.
0.572% due 10/25/2036	$16	$15
0.722% due 10/25/2035	119	96

Asset-Backed Funding Certificates
0.872% due 06/25/2034	83	41

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	31	26
0.852% due 01/25/2036	143	127
0.872% due 09/25/2034	88	77
5.500% due 08/25/2036	2,147	1,150

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	557	167

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	334	308
0.622% due 06/25/2037	177	132
0.682% due 01/25/2036	217	201

Chase Issuance Trust
2.820% due 09/15/2015	500	458

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	62	49

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	124	112
0.572% due 12/25/2046	7	6
0.682% due 02/25/2036	7	7
0.862% due 12/25/2036	57	33

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037	58	48
6.280% due 05/25/2035	2,600	1,381

First NLC Trust
0.592% due 08/25/2037	61	39

Fremont Home Loan Trust
0.582% due 01/25/2037	83	71

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	13	12

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	20	19

JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036	9	9
0.582% due 03/25/2047	55	42
0.602% due 08/25/2036	46	41

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035	22	21
0.802% due 10/25/2034	14	6

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	81	76
0.582% due 11/25/2036	296	273

Option One Mortgage Loan Trust
0.652% due 07/25/2037	100	48

SLC Student Loan Trust
1.214% due 02/15/2015	92	91

SLM Student Loan Trust
1.159% due 10/25/2016	93	93
2.459% due 01/25/2018	3,525	3,404
2.659% due 04/25/2023	399	392

Soundview Home Equity Loan Trust
0.602% due 06/25/2037	54	41

USAA Auto Owner Trust
4.980% due 10/15/2012	525	535

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	9	9

Total Asset-Backed Securities (Cost $9,590)		9,674

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
5.950% due 03/19/2019		$4,000	$3,920

Total Sovereign Issues (Cost $3,992)			3,920

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	205,000	1,961

CIT Group, Inc.
4.250% due 09/22/2011	EUR	900	747

Citigroup, Inc.
1.698% due 06/28/2013		100	94
2.829% due 01/12/2012		800	856

Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	35
5.375% due 02/15/2013		200	246

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		200	182

Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	390

SLM Corp.
4.750% due 03/17/2014	EUR	400	276

Total Foreign Currency-Denominated Issues (Cost $5,081)			4,787

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		74,900	404

Bank of America Corp.
7.250% due 12/31/2049		3,000	1,274

Wells Fargo & Co.
7.500% due 12/31/2049		3,600	1,724

Total Convertible Preferred Stocks (Cost $5,133)			3,402

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		1,000	1

Total Preferred Stocks (Cost $1)			1

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)

0.190% due 04/01/2009		3,300	3,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $3,376. Repurchase proceeds are $3,300.)

See Accompanying Notes	Annual Report	March 31, 2009	127

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.080% due 04/01/2009	$571	$571
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $571.)

		8,871

U.S. CASH MANAGEMENT BILLS 0.2%

0.462% due 04/29/2009 - 05/15/2009 (b)(e)(f)	1,800	1,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.1%

0.125% due 04/02/2009 - 05/07/2009 (b)(e)	$11,055	$11,054

Total Short-Term Instruments (Cost $21,725)		21,725

Total Investments 156.1% (Cost $1,493,583)		$1,501,935

Written Options (j) (0.0%) (Premiums $964)		(275)

Other Assets and Liabilities (Net) (56.1%)		(539,564)

Net Assets 100.0%		$962,096

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Unconstrained Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,479 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $900 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $6,060 at a weighted average interest rate of 0.420%. On March 31, 2009, securities valued at $6,312 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $745 and cash of $2,506 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	182	$5
90-Day Euribor September Futures	Long	09/2010	133	3
90-Day Eurodollar June Futures	Long	06/2009	334	385
90-Day Eurodollar March Futures	Long	03/2010	7	47
90-Day Eurodollar September Futures	Long	09/2009	571	522
Euro-Bobl June Futures	Long	06/2009	255	104
Euro-Bund 10-Year Bond June Futures	Long	06/2009	206	164
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	368
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	139	31
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	54

				$1,683

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.270%		$500	$13	$0	$13
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	6.843%		1,700	473	0	473
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%		5,000	(73)	0	(73)
Black & Decker Corp.	BOA	(2.200%	)	06/20/2014	(2.200%	)	4,600	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%		2,500	(4)	0	(4)
BNP Paribas	JPM	(0.660%	)	03/20/2014	1.060%		10,000	182	0	182
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	2.269%		800	50	0	50
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	5.108%		2,500	190	0	190
Cox Communications, Inc.	JPM	(0.690%	)	09/20/2013	1.350%		1,000	27	0	27
CVS Caremark Corp.	BCLY	(1.300%	)	06/20/2010	0.877%		900	(5)	0	(5)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.849%		20,000	(195)	0	(195)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	1.450%		1,200	52	0	52
Kroger Co.	DUB	(0.775%	)	09/20/2017	1.063%		500	10	0	10
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%		5,000	(13)	0	(13)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%		5,000	(16)	0	(16)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%		3,400	(42)	0	(42)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%		5,000	(536)	0	(536)

128	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%		$6,000	$(29)	$0	$(29)
Progress Energy, Inc.	BCLY	(0.425%	)	09/20/2013	0.714%		400	5	0	5
Progress Energy, Inc.	BCLY	(0.600%	)	03/20/2014	0.720%		20,000	108	0	108
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		2,000	156	0	156
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%		5,000	821	0	821
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.651%		1,200	0	0	0
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%		16,100	24	0	24
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%		6,000	(433)	0	(433)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%		1,400	53	0	53
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	800	(4)	0	(4)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.588%		$1,000	8	0	8

								$822	$0	$822

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	$100	$(10)	$(13)	$3
CIT Group, Inc.	JPM	5.000%	06/20/2010	19.043%	900	(127)	(166)	39
Exxon Mobil Corp.	BCLY	0.970%	03/20/2014	0.499%	20,000	452	0	452
General Electric Capital Corp.	DUB	4.700%	12/20/2013	7.440%	4,000	(363)	0	(363)
Pacific Gas & Electric Co.	BCLY	3.750%	03/20/2014	2.199%	20,000	1,398	0	1,398

						$1,350	$(179)	$1,529

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$604	$(274)	$(229)	$(45)
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,475)	(1,354)	(121)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(562)	(516)	(46)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	585	(59)	(47)	(12)

					$(2,370)	$(2,146)	$(224)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,200	$27	$17	$10
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		7,000	158	107	51
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBS		3,100	69	47	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$16,600	1,334	1,112	222
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		700	56	47	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(348)	(48)	(300)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,300	(400)	82	(482)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA		8,300	(773)	(718)	(55)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		1,800	(167)	(73)	(94)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		100,000	(9,310)	(7,073)	(2,237)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI		1,700	(163)	(206)	43
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(1,727)	(614)	(1,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(8)	(130)

See Accompanying Notes	Annual Report	March 31, 2009	129

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		$1,300	$(449)	$(105)	$(344)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	123	(19)	142
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	114	(20)	134
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	BCLY		10,000	988	593	395
Pay	6-Month GBP-LIBOR	3.500%	09/16/2019	HSBC		1,200	(39)	(9)	(30)

							$(10,637)	$(6,897)	$(3,740)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	91	$66	$63
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	85	18	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	176	172	38
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	112	35	24

				$291	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$27,600	$115	$73
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	11,300	55	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	11,300	85	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	1,300	9	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,100	27	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,100	37	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	20,900	22	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	20,900	165	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,800	41	5
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	11

							$636	$94

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$56	$ 37	$36

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	745	128,956	1,053
Closing Buys	(256)	(700)	(80)
Expirations	(25)	0	(9)
Exercised	0	0	0

Balance at 03/31/2009	464	$128,256	$964

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$4,300	$4,371	$4,436
Fannie Mae	5.000%	05/01/2039	5,000	5,166	5,171
Ginnie Mae	5.500%	04/01/2039	2,000	2,066	2,082
U.S. Treasury Notes	4.000%	08/15/2018	36,500	39,684	40,785

				$51,287	$52,474

(6)	Market value includes $202 of interest payable on short sales.

130	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	JPM	481	04/2009	$5	$0	$5
Buy	CNY	DUB	310	07/2009	0	(3)	(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	338	04/2009	0	(21)	(21)
Sell		HSBC	2,711	04/2009	2	(175)	(173)
Buy		RBS	326	04/2009	0	(8)	(8)
Sell	GBP	DUB	496	04/2009	7	0	7
Sell		MSC	830	04/2009	10	0	10
Sell	JPY	BNP	95,971	05/2009	17	0	17
Sell		MSC	95,971	06/2009	15	0	15
Buy	RUB	BCLY	9,760	05/2009	0	(7)	(7)
Sell		BCLY	6,914	05/2009	8	0	8
Sell		DUB	1,137	05/2009	3	0	3
Sell		JPM	1,709	05/2009	3	0	3

					$70	$(215)	$(145)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$204,603	$1,297,280	$52	$1,501,935
Short Sales, at value	0	(52,474)	0	(52,474)
Other Financial Instruments ++	1,683	(2,033)	0	(350)

Total	$206,286	$1,242,773	$52	$1,449,111

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$51	$0	$0	$1	$0	$52
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$51	$0	$0	$1	$0	$52

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	131

Schedule of Investments  Unconstrained Tax Managed Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 5.2%

Bank of America Corp.
8.125% due 12/29/2049	$300	$124

General Electric Capital Corp.
6.875% due 01/10/2039	150	123

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	350	154

Total Corporate Bonds & Notes (Cost $369)		401

MUNICIPAL BONDS & NOTES 93.8%

CALIFORNIA 29.5%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2004
0.200% due 10/01/2029	200	200

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	100	100

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	200	200

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	132

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018 (a)	500	532

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.250% due 05/01/2022	100	100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	100	100

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	200	200

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	294

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	133

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	100	100

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	100	100

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.250% due 07/01/2028	100	100

		2,291

COLORADO 3.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	$200	$200

		300

DISTRICT OF COLUMBIA 2.6%

District of Columbia General Obligation Bonds, Series 2008
2.000% due 06/01/2027	100	100

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	100	100

		200

FLORIDA 1.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	100	100

ILLINOIS 5.0%

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	112

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	276

		388

KANSAS 4.9%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	384

MASSACHUSETTS 5.8%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	250	250

		450

MISSOURI 1.3%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.350% due 03/01/2040	100	100

NEW HAMPSHIRE 1.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	100	100

NEW YORK 7.0%

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2000
0.260% due 07/01/2029	$200	$200

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	107

		544

NORTH CAROLINA 1.3%

Charlotte-Mecklenburg, North Carolina Hospital Authority Revenue Bonds, Series 2005
0.300% due 01/15/2026	100	100

OHIO 1.4%

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	110

OKLAHOMA 4.5%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	350	350

PENNSYLVANIA 2.5%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.350% due 06/01/2020	200	200

SOUTH CAROLINA 1.3%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	100	100

TEXAS 7.6%

Houston, Texas Revenue Bonds, (ACG Insured), Series 2009
5.250% due 11/15/2033 (a)	250	245

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	100	100

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	134

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	100	112

		591

UTAH 6.4%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	500	500

VIRGINIA 1.3%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	100	100

WASHINGTON 3.2%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036 (a)	250	246

132	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.8%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	$125	$138

Total Municipal Bonds & Notes (Cost $7,291)		7,292

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
6.000% due 04/01/2039	500	522

Total U.S. Government Agencies (Cost $521)		522

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011	15,800	85

Total Convertible Preferred Stocks (Cost $141)		85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

REPURCHASE AGREEMENTS 25.6%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,989	$1,989

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $2,030. Repurchase proceeds are $1,989.)

Total Short-Term Instruments (Cost $1,989)		1,989

Total Investments 132.4% (Cost $10,311)		$10,289

Written Options (d) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (32.4%)		(2,516)

Net Assets 100.0%		$7,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $16 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	2	$0
90-Day Euribor September Futures	Long	09/2010	2	0
90-Day Eurodollar September Futures	Long	09/2009	2	2
Euro-Bund 10-Year Bond June Futures	Long	06/2009	1	1

				$3

(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%	$100	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BNP	$1,000	$(93)	$(90)	$(3)

(d)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1	$0	$0

See Accompanying Notes	Annual Report	March 31, 2009	133

Schedule of Investments Unconstrained Tax Managed Bond Fund (Cont.)	March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$200	$1	$1

Transactions in written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount	Premium
Balance at 01/30/2009	0	$0	$0
Sales	1	200	1
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	1	$200	$1

(e)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	1	04/2009	$0	$0	$0
Sell		CITI	1	04/2009	0	0	0
Sell		GSC	1	04/2009	0	0	0

					$0	$0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$85	$10,204	$0	$10,289
Other Financial Instruments ++	3	(4)	0	(1)

Total	$88	$10,200	$0	$10,288

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

134	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class, Class M and Class P shares (the “Institutional Classes”) of 16 funds (the “Funds”) offered by the Trust. As of March 31, 2009, the Government Money Market Fund is the only fund in the Trust to offer Class M shares. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position")

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative,

(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  For all Funds except the Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Except for the Government Money Market and Money Market Funds, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Government Money Market and Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or

Annual Report	March 31, 2009	135

Notes to Financial Statements  (Cont.)

persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

136	PIMCO Funds	Bond Funds

March 31, 2009

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower.

When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Annual Report	March 31, 2009	137

Notes to Financial Statements  (Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In

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exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded

Annual Report	March 31, 2009	139

Notes to Financial Statements  (Cont.)

as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

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Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives

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Notes to Financial Statements  (Cont.)

transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Instututional Class		Administrative Class		A, B and C Classes		Class D		Class M	Class P		Class R
Extended Duration Fund	0.25%		0.25%		N/A		N/A		N/A		N/A	0.35%		N/A
Global Advantage Strategy Bond Fund	0.40%	(5)(9)	0.30%	(6)(9)	N/A		0.45%	(7)(9)	0.45%	(7)(9)	N/A	0.40%	(8)(9)	0.45%	(7)(9)
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		N/A	0.35%		N/A
Government Money Market Fund	0.12%		N/A		N/A		N/A		N/A		0.06%	N/A		N/A
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%		0.25%		N/A	0.30%		0.40%
Long Duration Total Return Fund	0.25%		0.25%		N/A		N/A		N/A		N/A	0.35%		N/A
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%		N/A		N/A	0.35%		N/A
Low Duration Fund	0.25%		0.21%	(2)	0.21%	(2)	0.35%		0.25%		N/A	0.31%	(3)	0.35%
Low Duration Fund II	0.25%		0.25%		0.25%		N/A		N/A		N/A	N/A		N/A
Low Duration Fund III	0.25%		0.25%		0.25%		N/A		N/A		N/A	N/A		N/A
Moderate Duration Fund	0.25%		0.21%	(4)	N/A		N/A		N/A		N/A	N/A		N/A
Money Market Fund	0.12%		0.20%		0.20%		0.35%		N/A		N/A	N/A		N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A	0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%		0.25%		N/A	0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%		0.45%		N/A	0.40%		0.45%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%		N/A		0.45%		0.45%		N/A	N/A		N/A

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(2)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(3)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.
(4)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.01% to 0.21% per annum.
(5)	Effective February 24, 2009, the Fund's Investment Advisory Fee was reduced by 0.20% to 0.40% per annum.
(6)	Effective February 24, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(7)	Effective February 24, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(8)	Effective February 24, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(9)	Effective February 24, 2009, the Global Advantage Strategy Bond Fund is no longer waiving a portion of the Investment Advisory Fee or the Supervisory and Administrative Fee.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

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Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market and Government Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market and Government Money Market Funds	—	0.10%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
Government Money Market Fund	—	0.25%
All other Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration, Global Advantage Strategy Bond, Government Money Market, Income, Unconstrained Bond and Unconstrained Tax Managed Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Extended Duration Fund	0.50%	—	—	—	—	—	—	—
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Government Money Market Fund	—	—	—	—	—	0.19%	—	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	—	1.00%	1.55%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$11
Global Advantage Strategy Bond Fund	69
Government Money Market Fund	27
Income Fund	72
Unconstrained Bond Fund	35
Unconstrained Tax Managed Bond Fund	27

To maintain certain net yields for the Government Money Market and Money Market Funds (each a “Fund,” collectively the “Funds”), PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

Annual Report	March 31, 2009	143

Notes to Financial Statements  (Cont.)

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and PIMCO Funds, exceed 0.0049% of the class of the applicable Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
GNMA Fund	$6,138	$0
Income Fund	979	0
Long Duration Total Return Fund	286,614	0
Low Duration Fund	47,870	0
Low Duration Fund II	1,107	0
Mortgage-Backed Securities Fund	16,070	0
Short-Term Fund	218,083	0
Unconstrained Bond Fund	94,433	0
Unconstrained Tax Managed Bond Fund	300	0

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Extended Duration Fund	$0	$8,301	$6,500	$0	$1,802	$1	$1
Global Advantage Strategy Bond Fund	0	2,400	1,500	0	900	0	0
GNMA Fund	0	177,210	145,900	0	31,315	10	5
Income Fund	0	29,704	26,600	0	3,106	3	2
Long Duration Total Return Fund	0	297,410	297,300	0	138	10	28
Long-Term U.S. Government Fund	0	2,000	1,900	1	101	0	0
Low Duration Fund	0	335,648	9,500	48	326,196	48	0
Low Duration Fund II	0	75,207	0	8	75,215	7	0
Low Duration Fund III	0	9,901	4,400	0	5,502	1	0
Moderate Duration Fund	0	317,927	311,200	0	6,762	28	34
Mortgage-Backed Securities Fund	0	200,214	182,200	0	18,015	14	1
Short-Term Fund	0	730,012	447,000	37	283,071	512	22
Unconstrained Bond Fund	0	256,263	55,100	37	201,200	63	0

144	PIMCO Funds	Bond Funds

March 31, 2009

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Extended Duration Fund	$2,171,807	$2,184,351	$59,399	$29,059
Global Advantage Strategy Bond Fund	3,287	1,147	7,270	1,877
GNMA Fund	21,594,877	20,602,541	499,207	298,450
Income Fund	612,649	540,369	150,115	74,484
Long Duration Total Return Fund	6,580,517	5,355,780	1,555,914	325,706
Long-Term U.S. Government Fund	4,243,517	4,580,773	334,372	102,778
Low Duration Fund	24,099,332	21,670,098	3,475,061	1,818,365
Low Duration Fund II	521,026	298,062	145,745	38,830
Low Duration Fund III	198,419	199,240	51,629	27,613
Moderate Duration Fund	5,291,219	4,466,559	753,965	580,282
Mortgage-Backed Securities Fund	20,716,776	20,217,722	525,484	269,354
Short-Term Fund	26,922,810	24,891,500	2,111,329	1,323,021
Unconstrained Bond Fund	2,486,837	1,537,822	612,541	84,629
Unconstrained Tax Managed Bond Fund	521	0	7,802	0

10.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Board of Trustees of the Trust has approved the continued participation by the Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program is designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program was initially scheduled to terminate on December 18, 2008, was extended until April 30, 2009, and was extended again until September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) requires a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $106,870 during the period ended March 31, 2009 and was recorded as a component of miscellaneous expense on the Statement of Operations.

Annual Report	March 31, 2009	145

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Extended Duration Fund				Global Advantage Strategy Bond Fund		GNMA Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Period from 02/05/2009 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	9,643	$103,924	15,834	$164,209	501	$4,994	31,056	$346,789	9,025	$100,587
Administrative Class	0	0	0	0	0	0	0	0	0	0
Class M	0	0	0	0	0	0	0	0	0	0
Class P	78	969	0	0	1	10	1	10	0	0
Other Classes	0	0	0	0	242	2,417	56,153	628,110	9,569	107,092
Issued as reinvestment of distributions
Institutional Class	1,432	17,586	255	2,694	1	16	1,254	13,997	808	9,017
Administrative Class	0	0	0	0	0	0	0	0	0	0
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	1	0	0	0	0	0	1	0	0
Other Classes	0	0	0	0	0	3	1,530	17,056	603	6,736
Cost of shares redeemed
Institutional Class	(11,105)	(152,448)	(844)	(8,590)	(20)	(202)	(18,486)	(205,466)	(2,485)	(27,704)
Administrative Class	0	0	0	0	0	0	0	0	0	0
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(4)	(45)	(17,798)	(198,361)	(4,887)	(54,450)
Net increase (decrease) resulting from Fund share transactions	48	$(29,968)	15,245	$158,313	721	$7,193	53,710	$602,136	12,633	$141,278

	Low Duration Fund				Low Duration Fund II				Low Duration Fund III
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	335,136	$3,256,602	372,567	$3,759,658	18,221	$170,787	4,445	$42,941	6,820	$64,613	14,572	$144,259
Administrative Class	45,856	447,286	18,456	185,844	33	319	16	160	1	10	0	0
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	232	2,180	0	0	0	0	0	0	0	0	0	0
Other Classes	166,922	1,620,067	109,699	1,109,045	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	39,616	378,030	39,271	394,315	1,022	9,694	1,205	11,632	987	8,943	742	7,369
Administrative Class	2,536	24,138	1,643	16,509	4	34	4	33	0	3	0	1
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	0	6	0	0	0	0	0	0	0	0	0	0
Other Classes	11,830	112,671	9,086	91,231	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(454,647)	(4,429,948)	(397,121)	(3,983,533)	(9,917)	(93,475)	(11,027)	(105,724)	(9,733)	(93,198)	(13,029)	(129,226)
Administrative Class	(34,161)	(330,180)	(11,408)	(114,675)	(18)	(173)	(24)	(225)	0	0	(1)	(2)
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	(39)	(375)	0	0	0	0	0	0	0	0	0	0
Other Classes	(163,355)	(1,573,894)	(77,594)	(777,302)	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(50,074)	$(493,417)	64,599	$681,092	9,345	$87,186	(5,381)	$(51,183)	(1,925)	$(19,629)	2,284	$22,401

146	PIMCO Funds	Bond Funds

March 31, 2009

Government Money Market Fund		Income Fund				Long Duration Total Return Fund				Long-Term U.S. Government Fund
Period from 01/27/2009 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

0	$0	3,687	$35,102	26,949	$269,836	244,398	$2,473,576	73,392	$748,774	21,508	$238,610	151,757	$1,592,480
0	0	0	0	0	0	0	0	0	0	6,865	76,487	10,319	114,682
53,395	53,395	0	0	0	0	0	0	0	0	0	0	0	0
0	0	1	10	0	0	90	910	0	0	1	10	0	0
0	0	3,426	30,795	528	5,277	0	0	0	0	14,889	165,290	13,419	146,395

0	0	2,245	20,430	673	6,740	8,903	89,857	1,407	14,464	2,928	32,323	4,740	50,883
0	0	0	1	0	1	0	0	0	0	479	5,290	391	4,225
21	21	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	1	0	0	0	0	0	0	0	0	0	0
0	0	54	486	6	67	0	0	0	0	854	9,439	779	8,402

0	0	(2,514)	(23,066)	(895)	(8,981)	(81,581)	(828,885)	(7,309)	(74,842)	(86,736)	(964,439)	(130,157)	(1,378,054)
0	0	0	0	0	0	0	0	0	0	(10,361)	(113,854)	(6,488)	(70,438)
(255)	(255)	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	(625)	(5,641)	(150)	(1,517)	0	0	0	0	(19,306)	(213,362)	(10,078)	(109,514)

53,161	$53,161	6,274	$58,118	27,111	$271,423	171,810	$1,735,458	67,490	$688,396	(68,879)	$(764,206)	34,682	$359,061

Moderate Duration Fund				Money Market Fund				Mortgage-Backed Securities Fund				Short-Term Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

75,560	$741,477	43,403	$439,502	400,848	$400,848	153,423	$153,423	31,071	$327,245	21,954	$236,766	178,116	$1,713,746	239,419	$2,375,947
0	0	0	0	26,887	26,887	22,204	22,203	14,761	152,559	13,822	148,472	150,337	1,441,697	92,266	915,635
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	1	10	0	0	1,576	14,834	0	0
0	0	0	0	539,997	539,996	253,474	253,474	18,996	197,580	10,943	117,487	60,565	578,921	13,752	136,386

9,007	88,522	8,001	80,529	3,001	3,001	7,695	7,695	2,706	27,835	1,583	17,022	10,046	94,992	9,533	94,495
0	0	0	0	46	46	231	231	1,237	12,702	276	2,982	8,497	80,342	8,150	80,797
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	1	0	0	17	157	0	0
0	0	0	0	2,587	2,587	7,226	7,225	1,644	16,893	916	9,830	1,998	18,782	1,430	14,184

(74,255)	(732,269)	(55,575)	(560,082)	(374,999)	(374,999)	(116,179)	(116,179)	(35,539)	(377,791)	(3,297)	(35,364)	(170,804)	(1,636,438)	(260,036)	(2,572,182)
0	0	0	0	(20,045)	(20,045)	(18,712)	(18,712)	(10,865)	(112,458)	(1,532)	(16,535)	(135,454)	(1,293,839)	(71,134)	(705,640)
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	(319)	(3,006)	0	0
0	0	0	0	(387,032)	(387,032)	(207,889)	(207,888)	(12,544)	(130,183)	(7,339)	(78,650)	(32,247)	(307,170)	(22,721)	(225,156)

10,312	$97,730	(4,171)	$(40,051)	191,290	$191,289	101,473	$101,472	11,468	$114,393	37,326	$402,010	72,328	$703,018	10,659	$114,466

Annual Report	March 31, 2009	147

Notes to Financial Statements (Cont.)

	Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund
	Period from 06/30/2008 to 03/31/2009		Period from 01/30/2009 to 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	60,816	$609,488	590	$5,825
Administrative Class	0	0	0	0
Class M	0	0	0	0
Class P	13	127	0	0
Other Classes	40,351	404,223	207	1,974
Issued as reinvestment of distributions
Institutional Class	375	3,787	1	9
Administrative Class	0	0	0	0
Class M	0	0	0	0
Class P	0	1	0	0
Other Classes	187	1,879	0	1
Cost of shares redeemed
Institutional Class	(4,297)	(43,053)	0	(1)
Administrative Class	0	0	0	0
Class M	0	0	0	0
Class P	0	0	0	0
Other Classes	(2,816)	(28,279)	(2)	(14)
Net increase resulting from Fund share transactions	94,629	$948,173	796	$7,794

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

148	PIMCO Funds	Bond Funds

March 31, 2009

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Extended Duration Fund	$59,797	$9,244	$(4,149)	$(346)	$0	$0
Global Advantage Strategy Bond Fund	54	2	48	(45)	0	0
GNMA Fund	14,482	240	389	(518)	0	0
Government Money Market Fund	0	0	0	0	0	0
Income Fund	0	0	(43,795)	(59)	(1,046)	(3,157)
Long Duration Total Return Fund	89,121	24,959	(104,894)	(5,213)	0	0
Long-Term U.S. Government Fund	46,052	13,965	(22,765)	(1,919)	0	0
Low Duration Fund	0	0	(1,024,820)	(7,974)	0	(67,341)
Low Duration Fund II	27	0	(19,580)	(136)	(848)	(5,094)
Low Duration Fund III	0	0	(15,080)	(57)	0	(795)
Moderate Duration Fund	0	2,629	(103,042)	(3,041)	0	0
Money Market Fund	44	0	0	(3)	(43)	(2)
Mortgage-Backed Securities Fund	9,705	2,437	(55,827)	(558)	0	(56)
Short-Term Fund	9,134	24,565	(308,280)	(3,051)	0	0
Unconstrained Bond Fund	6,990	459	6,850	(453)	0	0
Unconstrained Tax Managed Bond Fund	1	1	(24)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
Income Fund	$0	$0	$0	$0	$0	$449	$597
Low Duration Fund II	0	0	0	0	848	0	0
Money Market Fund	0	0	0	0	0	0	43

Annual Report	March 31, 2009	149

Notes to Financial Statements (Cont.)	March 31, 2009

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Extended Duration Fund	$266,444	$7,282	$(12,832)	$(5,550)
Global Advantage Strategy Bond Fund	8,041	124	(86)	38
GNMA Fund	1,878,448	27,073	(21,817)	5,256
Government Money Market Fund	53,129	0	0	0
Income Fund	488,762	10,712	(41,783)	(31,071)
Long Duration Total Return Fund	2,969,868	47,971	(163,446)	(115,475)
Long-Term U.S. Government Fund	1,314,484	68,678	(98,717)	(30,039)
Low Duration Fund	12,772,970	169,906	(1,112,101)	(942,195)
Low Duration Fund II	518,432	6,486	(23,820)	(17,334)
Low Duration Fund III	173,840	2,505	(16,575)	(14,070)
Moderate Duration Fund	2,346,187	45,054	(126,900)	(81,846)
Money Market Fund	659,327	0	0	0
Mortgage-Backed Securities Fund	2,058,651	38,852	(91,410)	(52,558)
Short-Term Fund	6,494,403	98,366	(308,605)	(210,239)
Unconstrained Bond Fund	1,493,819	27,475	(19,359)	8,116
Unconstrained Tax Managed Bond Fund	10,311	76	(98)	(22)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, and passive foreign investment companies for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
Extended Duration Fund	$17,142	$470	$0	$2,465	$183	$0
Global Advantage Strategy Bond Fund	18	0	0	N/A	N/A	N/A
GNMA Fund	34,124	3,041	0	18,242	0	0
Government Money Market Fund	19	0	0	N/A	N/A	N/A
Income Fund	21,242	0	0	6,882	0	0
Long Duration Total Return Fund	84,026	6,544	0	13,706	512	0
Long-Term U.S. Government Fund	52,682	0	0	69,506	0	0
Low Duration Fund	531,670	42,542	12	553,378	0	0
Low Duration Fund II	11,675	0	0	13,826	0	0
Low Duration Fund III	9,735	360	0	8,275	0	0
Moderate Duration Fund	86,735	11,798	0	85,214	0	0
Money Market Fund	6,073	0	0	16,767	0	0
Mortgage-Backed Securities Fund	61,341	2,858	0	32,947	0	0
Short-Term Fund	170,473	35,398	0	204,452	0	0
Unconstrained Bond Fund	6,252	0	0	N/A	N/A	N/A
Unconstrained Tax Managed Bond Fund	10	0	0	N/A	N/A	N/A

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been classified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

150	PIMCO Funds	Bond Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Administrative, Class M and Class P Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional, Administrative, Class M and Class P shares present fairly, in all material respects, the financial position of the Extended Duration Fund, Global Advantage Strategy Bond Fund, GNMA Fund, Income Fund, Government Money Market Fund, Long Duration Total Return Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Mortgage-Backed Securities Fund, Short-Term Fund, Unconstrained Bond Fund, and Unconstrained Tax Managed Bond Fund, sixteen of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Income Fund, Low Duration Fund III and Mortgage-Backed Securities Fund and the financial highlights of the Funds for the Institutional, Administrative, Class M and Class P shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	151

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

152	PIMCO Funds	Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).   Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Extended Duration Fund	0.00%	0.00%	$7,853	$9,154
Global Advantage Strategy Bond Fund	0.00%	0.00%	9	0
GNMA Fund	0.00%	0.00%	27,802	1,183
Government Money Market Fund	0.00%	0.00%	7	0
Income Fund	0.00%	0.00%	20,592	0
Long Duration Total Return Fund	0.42%	0.30%	59,333	14,238
Long-Term U.S. Government Fund	0.00%	0.00%	43,972	7,544
Low Duration Fund	1.48%	1.43%	404,480	50,478
Low Duration Fund II	3.36%	2.19%	11,206	0
Low Duration Fund III	0.82%	0.82%	5,632	2,548
Moderate Duration Fund	0.77%	0.69%	68,511	3,579
Money Market Fund	0.00%	0.00%	6,073	0
Mortgage-Backed Securities Fund	0.53%	0.53%	56,366	0
Short-Term Fund	0.31%	0.31%	145,828	0
Unconstrained Bond Fund	2.44%	0.00%	5,567	0
Unconstrained Tax Managed Bond Fund	0.00%	0.00%	4	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	153

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

154	PIMCO Funds	Bond Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	155

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

156	PIMCO Funds	Bond Funds

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

Annual Report	March 31, 2009	157

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

158	PIMCO Funds	Bond Funds

(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

Annual Report	March 31, 2009	159

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20316-05

Share Classes Institutional • Administrative • P	Annual Report March 31, 2009

International Bond Funds

Developing Local Markets Fund

Emerging Local Bond Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		13
Financial Highlights		14
Statements of Assets and Liabilities		20
Statements of Operations		21
Statements of Changes in Net Assets		22
Notes to Financial Statements		102
Report of Independent Registered Public Accounting Firm		115
Glossary		116
Federal Income Tax Information		117
Management of the Trust		118
Privacy Policy		120

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	24
Emerging Local Bond Fund	7	34
Emerging Markets Bond Fund	8	42
Foreign Bond Fund (Unhedged)	9	51
Foreign Bond Fund (U.S. Dollar-Hedged)	10	65
Global Bond Fund (Unhedged)	11	79
Global Bond Fund (U.S. Dollar-Hedged)	12	91

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

■

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

■

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds	International Institutional Funds

■

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

■

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

■

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

■

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the Funds were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Local Bond Fund (10/07), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Class P Shares of the following Funds were first offered in (month/year): Developing Local Markets Fund (4/08), Foreign Bond Fund (Unhedged) (4/08), Emerging Local Bond Fund (5/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), Emerging Markets Bond Fund (4/08), and Global Bond Fund (U.S. Dollar-Hedged) (4/08). All other Funds in this Annual Report do not currently offer Class P Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	International Institutional Funds

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Developing Local Markets Fund

Institutional Class	PLMIX
Administrative Class	PDEVX
Class P	PLMPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	54.3%
Short-Term Instruments	13.5%
South Korea	7.7%
Brazil	5.3%
Russia	3.5%
Other	15.7%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	-20.61%	2.19%
PIMCO Developing Local Markets Fund Administrative Class	-20.83%	1.93%
PIMCO Developing Local Markets Fund Class P	-20.69%	2.09%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-11.79%	6.15%
Lipper Emerging Markets Debt Funds Average	-16.15%	1.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.95% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$848.08	$846.79	$847.59	$1,020.64	$1,019.40	$1,020.14
Expenses Paid During Period†	$3.96	$5.11	$4.42	$4.33	$5.59	$4.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Institutional Class, 1.11% for Administrative Class and 0.96% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»

An underweight to Turkey throughout much of the year detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Local Markets Index PLUS (Unhedged) (the “benchmark”) for the period.

»	An overweight to Mexico throughout much of the year detracted from performance as the Mexico sub index underperformed the benchmark for the period.

»	An underweight to Hungary benefited performance as the Hungary sub index underperformed the benchmark for the period.

»	An underweight to Romania benefited returns as the Romania sub index underperformed the benchmark for the period.

»	An overweight to China throughout much of the year benefited returns as the China sub index outperformed the benchmark for the period.

»	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the benchmark for the period.

6	PIMCO Funds	International Institutional Funds

PIMCO Emerging Local Bond Fund

Institutional Class	PELBX
Administrative Class	PEBLX
Class P	PELPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial invested amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	30.2%
Brazil	16.0%
Turkey	7.0%
Hungary	6.9%
Poland	6.6%
Thailand	5.1%
Short-Term Instruments	5.1%
Other	23.1%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	-16.41%	-1.75%
PIMCO Emerging Local Bond Fund Administrative Class	-16.63%	-2.00%
PIMCO Emerging Local Bond Fund Class P	-16.47%	-1.84%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-12.73%	2.36%	*
Lipper Emerging Markets Debt Funds Average	-16.15%	-5.30%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.95% for the Institutional Class shares and 1.20% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.05% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$894.04	$892.77	$893.61	$1,020.19	$1,018.95	$1,019.70
Expenses Paid During Period†	$4.49	$5.66	$4.96	$4.78	$6.04	$5.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Institutional Class, 1.20% for Administrative Class and 1.05% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to Mexico detracted from performance as the Mexico sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“benchmark”) for the period.

»	An underweight to Chile detracted from relative performance as the Chile sub index outperformed the benchmark for the period.

»	An overweight to Brazil contributed to performance as the Brazil sub index outperformed the benchmark for the period.

»	An underweight to Hungary benefited relative performance as the Hungary sub index underperformed the benchmark for the period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the benchmark for the period.

Annual Report	March 31, 2009	7

PIMCO Emerging Markets Bond Fund

Institutional Class	PEBIX
Administrative Class	PEBAX
Class P	PEMPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	34.4%
Russia	16.4%
Brazil	8.5%
Mexico	7.7%
Short-Term Instruments	6.3%
Colombia	4.2%
Other	22.5%
‡	% of Total Investments as of 03/31/08

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	-12.67%	4.54%	13.05%	10.10%
PIMCO Emerging Markets Bond Fund Administrative Class	-12.89%	4.28%	12.77%	9.82%
PIMCO Emerging Markets Bond Fund Class P	-12.78%	4.43%	12.93%	9.99%
JPMorgan Emerging Markets Bond Index (EMBI) Global	-8.49%	5.18%	9.97%	7.61%
Lipper Emerging Markets Debt Funds Average	-16.15%	3.50%	9.86%	6.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.95% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$954.76	$953.50	$954.22	$1,020.39	$1,019.15	$1,019.90
Expenses Paid During Period†	$4.43	$5.65	$4.92	$4.58	$5.84	$5.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Institutional Class, 1.16% for Administrative Class and 1.01% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing at least 80% of its assets in fixed-income instruments of issuers that are economically tied to emerging markets countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “benchmark”) for the period.

»	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the benchmark for the period.

»	An underweight to Ecuador benefited performance as the Ecuador sub index underperformed the benchmark for the period.

»	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the benchmark for the period.

»	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the benchmark for the period.

»	An underweight to Turkey was a significant detractor from performance as the Turkey sub index outperformed the benchmark for the period.

8	PIMCO Funds	International Institutional Funds

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class	PFUIX
Administrative Class	PFUUX
Class P	PFUPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	54.1%
Japan	11.7%
United Kingdom	10.1%
Canada	4.4%
Short-Term Instruments	2.6%
Other	17.1%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	-18.22%	2.25%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	-18.42%	2.00%
PIMCO Foreign Bond Fund (Unhedged) Class P	-18.30%	2.15%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-5.25%	5.57%
Lipper International Income Funds Average	-9.54%	3.53%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.81% for the Institutional Class shares and 1.04% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.91% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$960.52	$959.31	$960.19	$1,020.29	$1,019.05	$1,019.80
Expenses Paid During Period†	$4.55	$5.76	$5.03	$4.68	$5.94	$5.19

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.93% for Institutional Class, 1.18% for Administrative Class and 1.03% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

The Fund’s absolute return was negatively impacted by the depreciation of foreign currencies relative to the U.S. dollar, the global reserve currency, which outperformed most other major currencies over the period.

»

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

»	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

»

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

»	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Annual Report	March 31, 2009	9

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PFORX
Administrative Class	PFRAX
Class P	PFBPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	50.6%
Japan	15.9%
United Kingdom	10.2%
Germany	7.1%
Short-Term Instruments	3.6%
Other	12.6%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	-4.34%	3.04%	4.68%	7.09%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	-4.58%	2.78%	4.43%	6.83%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	-4.42%	2.94%	4.58%	6.99%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	5.74%	5.04%	5.21%	7.09%	*
Lipper International Income Funds Average	-9.54%	2.83%	4.81%	5.79%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.88% for the Institutional Class shares and 1.11% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.98% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.95	$1,008.73	$1,009.91	$1,021.99	$1,020.74	$1,021.94
Expenses Paid During Period†	$2.96	$4.21	$3.01	$2.97	$4.23	$3.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.59% for Institutional Class, 0.84% for Administrative Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

»	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

»

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

»	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

10	PIMCO Funds	International Institutional Funds

PIMCO Global Bond Fund (Unhedged)

Institutional Class	PIGLX
Administrative Class	PADMX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

United States	57.9%
Japan	10.9%
United Kingdom	8.1%
Germany	4.0%
Short-Term Instruments	3.4%
Other	15.7%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	-14.42%	1.98%	4.94%	5.93%
PIMCO Global Bond Fund (Unhedged) Administrative Class	-14.63%	1.73%	4.69%	5.69%
JPMorgan GBI Global FX NY Index Unhedged in USD	-2.47%	4.75%	5.83%	6.22%	*
Lipper Global Income Funds Average	-9.98%	2.15%	4.61%	5.49%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.84% for the Institutional Class shares and 1.12% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$985.31	$984.16	$1,020.44	$1,019.20
Expenses Paid During Period†	$4.45	$5.69	$4.53	$5.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.15% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

The Fund’s absolute return was negatively impacted by the depreciation of foreign currencies relative to the U.S. dollar, the global reserve currency, which outperformed most other major currencies over the period.

»

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

»	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

»

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

»	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Annual Report	March 31, 2009	11

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PGBIX
Administrative Class	PGDAX
Class P	PGNPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

United States	61.2%
Japan	10.5%
United Kingdom	7.8%
Germany	4.0%
Short-Term Instruments	3.2%
Other	13.3%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	-4.21%	3.03%	4.91%	6.39%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	-4.44%	2.79%	4.63%	6.12%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	-4.30%	2.93%	4.80%	6.28%
JPMorgan GBI Global Hedged in USD	6.25%	5.17%	5.51%	6.73%	*
Lipper Global Income Funds Average	-9.98%	2.15%	4.61%	5.40%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.02% for the Institutional Class shares and 1.27% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.12% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,016.79	$1,015.63	$1,016.37	$1,019.45	$1,018.80	$1,019.75
Expenses Paid During Period†	$5.53	$6.18	$5.23	$5.54	$6.19	$5.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Institutional Class, 1.23% for Administrative Class and 1.04% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

»	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

»

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

»	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

12	PIMCO Funds	International Institutional Funds

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US $10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
03/31/2009	$10.81	$0.39	$(2.57)	$(2.18)	$(0.37)	$(0.19)
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)
Class P
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)

Emerging Local Bond Fund
Institutional Class
03/31/2009	$9.87	$0.52	$(2.10)	$(1.58)	$(0.14)	$0.00
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00
Administrative Class
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)
Class P
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00

Emerging Markets Bond Fund
Institutional Class
03/31/2009	$10.68	$0.59	$(1.93)	$(1.34)	$(0.69)	$(0.10)
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
Administrative Class
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
Class P
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.

14	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.56)	$8.07	(20.61)%	$1,556,487	0.85%		0.85%		3.95%		95%
0.00	(1.54)	10.81	15.10	4,266,684	0.85		0.85		4.64		31
0.00	(0.73)	10.79	10.45	2,862,054	0.85		0.85		4.55		11
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	(0.53)	8.07	(20.83)	4,965	1.10		1.10		3.68		95
0.00	(1.52)	10.81	14.83	24,961	1.10		1.10		4.03		31
0.00	(0.48)	10.79	8.09	11	1.10	*	1.10	*	4.39	*	11

0.00	(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	3.76	*	95

$(0.38)	$(0.52)	$7.77	(16.41)%	$1,510,836	0.95%		0.95%		6.03%		78%
0.00	(1.43)	9.87	13.55	1,653,663	0.95		0.95		6.53		67
0.00	(0.13)	9.99	1.24	622,414	1.15	*(c)	1.14	*(d)	6.13	*	15

(0.42)	(0.50)	7.77	(16.63)	1,026	1.20		1.20		5.84		78
0.00	(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	6.23	*	67

(0.35)	(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	5.83	*	78

$0.00	$(0.79)	$8.55	(12.67)%	$1,815,799	0.88%		0.85%		6.29%		220%
0.00	(0.98)	10.68	4.99	2,624,644	0.85		0.85		5.51		148
0.00	(1.16)	11.13	10.76	1,758,895	0.85		0.85		5.25		238
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415

0.00	(0.76)	8.55	(12.89)	9,601	1.13		1.10		6.13		220
0.00	(0.95)	10.68	4.72	18,827	1.10		1.10		5.26		148
0.00	(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415

0.00	(0.72)	8.55	(14.12)	48	0.98	*	0.95	*	6.60	*	220

Annual Report	March 31, 2009	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2009	$11.54	$0.50	$(2.59)	$(2.09)	$(0.32)	$(1.00)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00
Class P
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2009	$10.39	$0.45	$(0.92)	$(0.47)	$(0.38)	$(0.49)
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
Administrative Class
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
Class P
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)

Global Bond Fund (Unhedged)
Institutional Class
03/31/2009	$10.99	$0.47	$(2.07)	$(1.60)	$(0.32)	$(0.88)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
Administrative Class
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

16	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$(1.43)	$8.02	(18.22)%	$997,286	0.87%		0.50%		5.10%		653%
0.00	(0.73)	11.54	21.00	1,791,483	0.81		0.50		3.97		798
0.00	(0.42)	10.21	7.47	1,199,990	0.50		0.50		3.79		644
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(b)	0.50	*(b)	2.27	*	344

(0.11)	(1.40)	8.02	(18.42)	579,144	1.12		0.75		4.87		653
0.00	(0.70)	11.54	20.70	837,933	1.04		0.75		3.72		798
0.00	(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

(0.11)	(1.38)	8.02	(15.92)	28	0.99	*	0.60	*	5.14	*	653

$0.00	$(0.87)	$9.05	(4.34)%	$2,272,951	0.70%		0.50%		4.71%		779%
0.00	(0.37)	10.39	5.99	2,262,059	0.88		0.50		3.89		969
(0.02)	(0.54)	10.17	4.05	1,950,374	0.50		0.50		3.55		653
0.00	(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571
0.00	(0.58)	10.56	6.06	1,185,669	0.50		0.50		2.90		477

0.00	(0.84)	9.05	(4.58)	31,889	0.95		0.75		4.45		779
0.00	(0.35)	10.39	5.72	42,403	1.11		0.75		3.63		969
(0.02)	(0.52)	10.17	3.79	52,182	0.75		0.75		3.30		653
0.00	(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571
0.00	(0.56)	10.56	5.80	62,996	0.75		0.75		2.65		477

0.00	(0.83)	9.05	(3.76)	2,629	0.62	*	0.60	*	4.95	*	779

$(0.07)	$(1.27)	$8.12	(14.42)%	$596,210	0.91%		0.55%		4.98%		693%
0.00	(0.55)	10.99	17.94	1,051,675	0.84		0.55		3.84		776
0.00	(0.31)	9.83	6.81	917,437	0.55		0.55		3.48		543
(0.03)	(0.28)	9.50	(3.74)	788,283	0.55		0.55		3.32		551
0.00	(0.98)	10.16	6.30	1,220,538	0.55		0.55		2.60		278

(0.07)	(1.25)	8.12	(14.63)	150,861	1.16		0.80		4.76		693
0.00	(0.52)	10.99	17.65	199,539	1.12		0.80		3.62		776
0.00	(0.28)	9.83	6.55	98,536	0.80		0.80		3.23		543
(0.03)	(0.26)	9.50	(3.97)	77,162	0.81		0.80		2.96		551
0.00	(0.95)	10.16	6.03	56,706	0.80		0.80		2.36		278

Annual Report	March 31, 2009	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2009	$9.92	$0.44	$(0.88)	$(0.44)	$(0.39)	$(0.34)
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
Administrative Class
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
Class P
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.73)	$8.75	(4.21)%	$133,476	1.04%		0.55%		4.79%		653%
0.00	(0.36)	9.92	7.12	223,541	1.02		0.55		4.03		775
0.00	(0.46)	9.61	4.32	164,460	0.55		0.55		3.55		581
0.00	(0.68)	9.66	3.41	170,002	0.55		0.55		3.41		372
0.00	(0.51)	10.00	4.89	126,788	0.55		0.55		2.71		245

0.00	(0.71)	8.75	(4.44)	12	1.29		0.80		4.56		653
0.00	(0.34)	9.92	6.89	12	1.27		0.80		3.81		775
0.00	(0.44)	9.61	4.13	11	0.80		0.80		3.34		581
0.00	(0.65)	9.66	3.13	11	0.80		0.80		3.15		372
0.00	(0.49)	10.00	4.63	11	0.80		0.80		2.47		245

0.00	(0.70)	8.75	(3.37)	10	1.16	*	0.65	*	4.80	*	653

Annual Report	March 31, 2009	19

Statements of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$2,010,834	$1,383,898	$2,369,707	$2,730,948	$3,573,561	$1,049,622	$227,127
Investments in Affiliates, at value	196,577	148,465	115,334	112	66,314	37,706	1,301
Repurchase agreements, at value	2,274	1,418	35,477	11,459	7,093	1,936	916
Cash	11	1,145	193	3,821	7,208	17	47
Deposits with counterparty	2,843	2,307	8,685	13,532	10,956	2,616	1,565
Foreign currency, at value	11,510	13,536	2,762	20,404	11,364	2,981	968
Receivable for investments sold	6,267	3,763	20,274	526,936	1,018,720	188,697	56,706
Receivable for investments sold on a delayed-delivery basis	0	0	0	163,518	162,304	51,410	3,511
Receivable for Fund shares sold	1,039	312	3,484	2,903	3,482	20,349	182
Interest and dividends receivable	15,315	28,370	40,024	35,919	46,867	12,761	2,744
Dividends receivable from Affiliates	38	31	17	7	9	3	1
Variation margin receivable	22	1	215	915	3,218	1,881	597
Swap premiums paid	114	7,540	2,742	23,350	25,636	4,855	1,210
Unrealized appreciation on foreign currency contracts	111,440	61,407	10,309	44,784	6,867	8,851	360
Unrealized appreciation on swap agreements	12,257	41,922	14,985	93,068	83,736	25,181	6,496
Other assets	0	0	0	0	0	37	8
	2,370,541	1,694,115	2,624,208	3,671,676	5,027,335	1,408,903	303,739

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$215,914	$443,855	$138,471	$103,719	$1,166
Payable for investments purchased	59,238	19,731	29,890	394,601	861,672	230,038	69,529
Payable for investments in Affiliates purchased	38	31	17	7	9	3	1
Payable for investments purchased on a delayed-delivery basis	0	0	0	677,133	1,121,700	264,465	49,781
Payable for short sales	2,509	0	519	5,919	5,177	0	0
Payable to counterparty	5,250	15,031	1,360	112,312	55,856	24,561	4,724
Payable for Fund shares redeemed	3,582	4,984	2,999	3,645	6,723	745	239
Dividends payable	366	331	3,492	510	1,944	90	88
Written options outstanding	502	344	913	16,075	34,149	7,515	3,109
Accrued investment advisory fee	729	561	803	405	563	146	35
Accrued supervisory and administrative fee	696	627	766	454	622	175	46
Accrued distribution fee	47	3	68	145	43	51	11
Accrued servicing fee	79	4	86	68	78	0	7
Variation margin payable	0	0	0	0	1,364	1,409	457
Recoupment payable to Manager	5	6	0	0	0	0	0
Swap premiums received	1,127	6,531	13,167	18,048	22,417	4,316	935
Unrealized depreciation on foreign currency contracts	352,181	82,806	7,651	28,951	20,866	8,553	1,690
Unrealized depreciation on swap agreements	5,250	28,627	86,730	62,066	71,530	15,231	3,709
Other liabilities	3	116	90	78	536	5	5
	431,602	159,733	364,465	1,764,272	2,343,720	661,022	135,532

Net Assets	$1,938,939	$1,534,382	$2,259,743	$1,907,404	$2,683,615	$747,881	$168,207

Net Assets Consist of:
Paid in capital	$3,177,288	$1,915,062	$2,883,529	$2,444,560	$3,103,339	$932,623	$193,811
Undistributed (overdistributed) net investment income	(58,930)	(62,921)	(117,915)	(57,878)	19,631	(29,057)	5,211
Accumulated undistributed net realized (loss)	(645,920)	(37,065)	(128,012)	(56,415)	(9,086)	(27,852)	(3,785)
Net unrealized (depreciation)	(533,499)	(280,694)	(377,859)	(422,863)	(430,269)	(127,833)	(27,030)
	$1,938,939	$1,534,382	$2,259,743	$1,907,404	$2,683,615	$747,881	$168,207

Net Assets:
Institutional Class	$1,556,487	$1,510,836	$1,815,799	$997,286	$2,272,951	$596,210	$133,476
Administrative Class	4,965	1,026	9,601	579,144	31,889	150,861	12
Class P	8	656	48	28	2,629	0	10
Other Classes	377,479	21,864	434,295	330,946	376,146	810	34,709

Shares Issued and Outstanding:
Institutional Class	192,824	194,415	212,485	124,344	251,241	73,458	15,255
Administrative Class	615	132	1,123	72,205	3,525	18,587	1
Class P	1	84	6	4	290	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.07	$7.77	$8.55	$8.02	$9.05	$8.12	$8.75
Administrative Class	8.07	7.77	8.55	8.02	9.05	8.12	8.75
Class P	8.07	7.77	8.55	8.02	9.05	NA	8.75

Cost of Investments Owned	$2,312,767	$1,655,721	$2,695,739	$3,184,483	$3,965,121	$1,181,135	$252,915
Cost of Investments in Affiliates Owned	$196,546	$148,438	$115,322	$111	$66,312	$37,705	$1,301
Cost of Repurchase Agreements Owned	$2,274	$1,418	$35,477	$11,459	$7,093	$1,936	$916
Cost of Foreign Currency Held	$11,565	$13,422	$2,764	$20,439	$11,373	$2,948	$959
Proceeds Received on Short Sales	$2,478	$0	$515	$5,834	$5,102	$0	$0
Premiums Received on Written Options	$1,684	$1,096	$3,304	$6,477	$11,418	$2,902	$807

20	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$216,795	$126,134	$204,347	$160,746	$160,572	$56,938	$13,269
Dividends	0	0	21	1	286	58	76
Dividends from Affiliate investments	44	37	18	7	10	3	1
Miscellaneous income	40	34	9	8	0	0	0
Total Income	216,879	126,205	204,395	160,762	160,868	56,999	13,346

Expenses:
Investment advisory fees	20,361	8,137	12,837	6,738	7,447	2,419	573
Supervisory and administrative fees	19,476	9,086	12,271	7,628	8,329	2,903	748
Distribution and/or servicing fees - Administrative Class	39	25	78	1,944	94	463	0
Distribution and/or servicing fees - Other Classes	3,241	111	2,446	1,743	1,645	1	254
Trustees’ fees	7	3	6	5	6	2	0
Interest expense	138	45	886	9,979	5,597	3,499	1,127
Miscellaneous expense	18	10	8	6	7	2	1
Total Expenses	43,280	17,417	28,532	28,043	23,125	9,289	2,703

Net Investment Income	173,599	108,788	175,863	132,719	137,743	47,710	10,643

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(359,786)	(61,516)	(148,506)	64,932	69,904	(9,793)	(2,325)
Net realized gain on Affiliate investments	2	1	5	4	1	2	0
Net realized gain (loss) on futures contracts, written options and swaps	(68,382)	495	(90,500)	(36,281)	20,650	(2,554)	(3,257)
Net realized gain (loss) on foreign currency transactions	(185,174)	(74,089)	43,324	(217,421)	131,052	(16,950)	13,876
Net change in unrealized (depreciation) on investments	(234,517)	(327,699)	(369,701)	(574,366)	(526,641)	(180,862)	(38,187)
Net change in unrealized appreciation on Affiliate investments	32	27	12	0	2	1	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	21,577	22,241	(52,029)	623	(20,993)	(764)	5
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(510,972)	(32,496)	(3,573)	22,508	34,858	(2,642)	2,361
Net (Loss)	(1,337,220)	(473,036)	(620,968)	(740,001)	(291,167)	(213,562)	(27,527)

Net (Decrease) in Net Assets Resulting from Operations	$(1,163,621)	$(364,248)	$(445,105)	$(607,282)	$(153,424)	$(165,852)	$(16,884)

*Foreign tax withholdings	$0	$809	$77	$99	$288	$7	$12

Annual Report	March 31, 2009	21

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$173,599	$197,451	$108,788	$99,683	$175,863	$138,725
Net realized gain (loss)	(613,342)	324,252	(135,110)	49,381	(195,682)	90,978
Net realized gain on Affiliate investments	2	0	1	0	5	0
Net change in unrealized appreciation (depreciation)	(723,912)	88,755	(337,954)	47,426	(425,303)	(109,852)
Net change in unrealized appreciation on Affiliate investments	32	0	27	0	12	0
Net increase (decrease) resulting from operations	(1,163,621)	610,458	(364,248)	196,490	(445,105)	119,851

Distributions to Shareholders:
From net investment income
Institutional Class	(140,066)	(168,016)	(27,755)	(104,315)	(165,394)	(113,163)
Administrative Class	(574)	(316)	(123)	(375)	(2,198)	(1,545)
Class P	0	0	(2)	0	(1)	0
Other Classes	(31,278)	(29,335)	(313)	(399)	(36,729)	(36,302)
From net realized capital gains
Institutional Class	(54,476)	(317,096)	0	(87,581)	(25,020)	(59,857)
Administrative Class	(119)	(1,330)	0	(926)	(423)	(613)
Class P	0	0	0	0	0	0
Other Classes	(12,009)	(69,814)	0	(850)	(5,268)	(19,620)
Tax basis return of capital
Institutional Class	0	0	(77,875)	0	(960)	0
Administrative Class	0	0	(429)	0	(13)	0
Class P	0	0	(19)	0	0	0
Other Classes	0	0	(1,315)	0	(235)	0

Total Distributions	(238,522)	(585,907)	(107,831)	(194,446)	(236,241)	(231,100)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,384,040	2,305,372	699,625	2,019,819	702,070	1,517,595
Administrative Class	4,087	25,862	2,685	18,759	97,755	10,459
Class P	10	0	1,240	0	47	0
Other Classes	797,483	625,939	31,000	34,699	159,495	173,708
Issued as reinvestment of distributions
Institutional Class	182,488	452,451	102,169	191,723	152,682	136,545
Administrative Class	690	1,652	552	1,301	2,602	2,086
Class P	0	0	0	0	1	0
Other Classes	34,219	85,603	1,387	1,144	32,445	43,934
Cost of shares redeemed
Institutional Class	(3,160,279)	(1,383,343)	(484,865)	(1,184,459)	(1,140,354)	(706,759)
Administrative Class	(20,063)	(1,719)	(16,407)	(1,239)	(88,949)	(23,505)
Class P	0	0	(486)	0	0	0
Other Classes	(1,192,269)	(224,573)	(33,304)	(3,383)	(282,993)	(259,462)
Net increase (decrease) resulting from Fund share transactions	(1,969,594)	1,887,244	303,596	1,078,364	(365,199)	894,601

Fund Redemption Fee	490	81	32	11	112	48

Total Increase (Decrease) in Net Assets	(3,371,247)	1,911,876	(168,451)	1,080,419	(1,046,433)	783,400

Net Assets:
Beginning of year	5,310,186	3,398,310	1,702,833	622,414	3,306,176	2,522,776
End of year*	$1,938,939	$5,310,186	$1,534,382	$1,702,833	$2,259,743	$3,306,176

*Including undistributed (overdistributed) net investment income of:	$(58,930)	$(1,368)	$(62,921)	$(39,184)	$(117,915)	$1,649

22	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$132,719	$103,521	$137,743	$95,994	$47,710	$39,270	$10,643	$8,293
(188,770)	327,918	221,606	(19,583)	(29,297)	71,192	8,294	(3,911)
4	0	1	0	2	0	0	0
(551,235)	123,505	(512,776)	64,085	(184,268)	61,525	(35,821)	9,354
0	0	2	0	1	0	0	0
(607,282)	554,944	(153,424)	140,496	(165,852)	171,987	(16,884)	13,736

(48,120)	(56,073)	(96,578)	(73,921)	(26,433)	(33,496)	(7,972)	(6,520)
(23,921)	(26,216)	(1,370)	(1,607)	(5,863)	(3,762)	0	0
0	0	(15)	0	0	0	0	0
(12,534)	(16,091)	(15,178)	(15,294)	(6)	0	(1,381)	(1,121)

(131,246)	(53,242)	(137,360)	0	(66,196)	(18,384)	(5,249)	0
(66,769)	(24,583)	(1,788)	0	(15,887)	(1,919)	0	0
(1)	0	(4)	0	0	0	0	0
(39,867)	(15,250)	(22,685)	0	(6)	0	(1,394)	0

(15,682)	0	0	0	(5,831)	0	0	0
(8,373)	0	0	0	(1,382)	0	0	0
0	0	0	0	0	0	0	0
(4,954)	0	0	0	(3)	0	0	0

(351,467)	(191,455)	(274,978)	(90,822)	(121,607)	(57,561)	(15,996)	(7,641)

664,670	1,441,471	1,548,513	915,027	150,704	421,465	54,939	82,668
445,502	283,871	6,582	13,628	56,921	111,251	0	0
30	0	2,708	0	0	0	10	0
231,972	235,051	210,705	147,575	871	0	18,058	23,758

179,867	87,043	189,372	56,667	95,137	48,548	9,923	5,445
97,974	50,087	3,054	1,364	23,071	5,661	1	1
1	0	14	0	0	0	1	0
46,864	25,070	31,838	12,718	12	0	1,958	814

(1,119,358)	(1,137,600)	(1,368,485)	(700,600)	(469,762)	(436,588)	(127,214)	(34,006)
(526,375)	(217,478)	(14,860)	(25,588)	(73,146)	(29,725)	0	0
0	0	(74)	0	0	0	0	0
(382,160)	(252,138)	(278,470)	(256,065)	(32)	0	(22,771)	(24,867)
(361,013)	515,377	330,897	164,726	(216,224)	120,612	(65,095)	53,813

1,358	142	128	74	350	203	15	6

(1,318,404)	879,008	(97,377)	214,474	(503,333)	235,241	(97,960)	59,914

3,225,808	2,346,800	2,780,992	2,566,518	1,251,214	1,015,973	266,167	206,253
$1,907,404	$3,225,808	$2,683,615	$2,780,992	$747,881	$1,251,214	$168,207	$266,167

$(57,878)	$252,912	$19,631	$(86,269)	$(29,057)	$51,268	$5,211	$(7,635)

Annual Report	March 31, 2009	23

Schedule of Investments  Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.8%

Commonwealth Bank of Australia
0.573% due 06/08/2009		$1,600	$1,596

National Australia Bank Ltd.
1.352% due 09/11/2009		23,400	23,401
1.691% due 02/08/2010		28,600	28,606

Total Australia (Cost $53,602)			53,603

BRAZIL 6.1%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	1,419

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		300,606	116,206

Total Brazil (Cost $150,869)			117,625

CAYMAN ISLANDS 0.5%

Atrium CDO Corp.
1.599% due 06/27/2015		$1,143	903

Vita Capital III Ltd.
2.525% due 01/01/2011		9,300	8,678

Total Cayman Islands (Cost $10,249)			9,581

CHILE 0.7%

Banco Santander Chile
1.634% due 12/09/2009		$13,220	13,112

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009		355	355

Total Chile (Cost $13,521)			13,467

COLOMBIA 2.0%

Colombia Government International Bond
9.850% due 06/28/2027	COP	68,252,000	26,654
12.000% due 10/22/2015		28,500,000	12,617

Total Colombia (Cost $51,229)			39,271

EGYPT 1.9%

Petroleum Export Ltd.
4.623% due 06/15/2010		$9,737	8,823
4.633% due 06/15/2010		1,161	1,050
5.265% due 06/15/2011		23,253	19,883

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,917	6,474

Total Egypt (Cost $41,648)			36,230

FRANCE 2.1%

Credit Agricole S.A.
1.256% due 05/28/2009		$3,900	3,893
1.306% due 05/28/2010		37,700	36,887

Total France (Cost $41,567)			40,780

INDIA 1.0%

ICICI Bank Ltd.
1.894% due 01/12/2010		$14,800	13,325

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

IDBI Bank Ltd.
5.125% due 12/23/2009		$5,700	$5,692

Total India (Cost $20,358)			19,017

IRELAND 1.0%

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009		$20,350	19,740

Total Ireland (Cost $20,314)			19,740

KAZAKHSTAN 0.0%

Intergas Finance BV
6.875% due 11/04/2011		$378	266

Total Kazakhstan (Cost $385)			266

MEXICO 1.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,187

Pemex Finance Ltd.
9.690% due 08/15/2009		$2,036	2,049

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,918	2,895

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	14,451

Total Mexico (Cost $29,851)			21,582

NETHERLANDS 0.9%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	523

Rabobank Nederland NV
1.646% due 05/19/2010		12,060	11,918

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		5,600	5,576

Total Netherlands (Cost $18,176)			18,017

NEW ZEALAND 0.4%

ANZ National International Ltd.
1.270% due 04/14/2010		$7,700	7,665

Total New Zealand (Cost $7,670)			7,665

NORWAY 0.1%

DnB NOR Bank ASA
1.330% due 10/13/2009		$1,500	1,482

Total Norway (Cost $1,500)			1,482

POLAND 0.0%

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	56

Total Poland (Cost $92)			56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
QATAR 0.8%

Qatar Petroleum
5.579% due 05/30/2011	$12,604	$12,553

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	2,544	2,503

Total Qatar (Cost $15,209)		15,056

RUSSIA 4.0%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$45,262	46,506

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	12,368

VTB Capital S.A.
2.870% due 11/02/2009	20,270	19,410

Total Russia (Cost $79,658)		78,284

SOUTH KOREA 8.7%

Export-Import Bank of Korea
1.351% due 06/01/2009	$11,000	10,984
1.478% due 11/16/2010	7,500	7,406
4.500% due 08/12/2009	21,300	21,242

Korea Development Bank
1.531% due 11/22/2012	8,700	7,886
1.542% due 10/20/2009	60,238	59,401
1.565% due 04/03/2010	38,900	37,825
4.750% due 07/20/2009	23,660	23,587
5.300% due 01/17/2013	1,100	1,022

Total South Korea (Cost $171,512)		169,353

SPAIN 0.3%

Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009	$4,400	4,355

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,900	1,893

Total Spain (Cost $6,296)		6,248

SWITZERLAND 0.7%

UBS AG
1.115% due 07/23/2009	$14,550	14,473

Total Switzerland (Cost $14,539)		14,473

UNITED KINGDOM 1.6%

AstraZeneca PLC
1.612% due 09/11/2009	$1,820	1,820

Bank of Scotland PLC
1.344% due 12/08/2010	20,300	18,722
1.360% due 09/14/2009	1,400	1,377

Barclays Bank PLC
7.700% due 04/29/2049	19,050	8,382

Royal Bank of Scotland Group PLC
1.401% due 08/21/2009	500	498

Vodafone Group PLC
1.536% due 02/27/2012	800	738

Total United Kingdom (Cost $43,832)		31,537

24	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 61.9%

ASSET-BACKED SECURITIES 4.2%

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	$526	$467

ACE Securities Corp.
0.572% due 08/25/2036	1,148	650
0.572% due 12/25/2036	572	503
0.612% due 06/25/2037	614	424

American Express Credit Account Master Trust
1.056% due 02/15/2012	413	388

Argent Securities, Inc.
0.572% due 09/25/2036	32	32

Asset-Backed Funding Certificates
0.872% due 06/25/2034	4,859	2,426

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	58	57
0.572% due 12/25/2036	351	314
0.602% due 05/25/2037	524	377

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	461	385
0.602% due 10/25/2036	553	477
1.522% due 10/25/2037	4,540	2,933

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,100	2,847

Carrington Mortgage Loan Trust
0.622% due 06/25/2037	2,947	2,199
0.842% due 10/25/2035	455	393

Citibank Omni Master Trust
1.623% due 12/23/2013	30,500	27,647

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	652	566
0.582% due 05/25/2037	683	545
0.582% due 07/25/2045	698	496

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	708	604
0.602% due 10/25/2047	516	456
0.622% due 09/25/2047	688	588
0.682% due 02/25/2036	318	298
0.702% due 09/25/2036	684	476

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	518	457
0.612% due 12/25/2037	324	303
0.642% due 07/25/2037	267	208

Daimler Chrysler Auto Trust
2.013% due 09/10/2012	2,300	2,071

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 09/25/2036	196	184

First NLC Trust
0.592% due 08/25/2037	1,893	1,195

Fremont Home Loan Trust
0.572% due 10/25/2036	395	358
0.582% due 01/25/2037	667	568

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	450	354

GSAA Trust
0.822% due 05/25/2047	700	213

GSAMP Trust
0.592% due 10/25/2036	68	55
0.592% due 12/25/2036	676	492

Home Equity Asset Trust
0.582% due 05/25/2037	621	493

HSBC Asset Loan Obligation
0.582% due 12/25/2036	652	568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	$623	$388
0.572% due 12/25/2036	3,116	1,988
0.582% due 05/25/2037	964	690

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	170	166
0.602% due 07/25/2037	458	393
0.652% due 04/25/2047	423	379

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	282	259
0.572% due 08/25/2036	1,104	994
0.572% due 10/25/2036	648	570
0.582% due 03/25/2047	550	420
0.602% due 03/25/2037	520	439
0.632% due 08/25/2036	5,200	2,292

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	659	469

Lehman XS Trust
0.592% due 05/25/2046	72	71
0.602% due 08/25/2046	373	370
0.602% due 11/25/2046	2,463	2,304
0.642% due 11/25/2036	798	769
0.692% due 04/25/2046	605	484
0.762% due 09/25/2046	831	133

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	253	233
0.582% due 10/25/2036	434	416
0.802% due 10/25/2034	835	342

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	183	175
0.572% due 01/25/2037	415	175
0.602% due 05/25/2037	461	400

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	422	386
0.562% due 01/25/2037	541	471
0.572% due 10/25/2036	319	279
0.572% due 11/25/2036	702	653
0.582% due 05/25/2037	1,191	957

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	302	276

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	700	159
5.750% due 04/25/2037	514	349

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	404	362
0.582% due 06/25/2037	572	474

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,156	810

Option One Mortgage Loan Trust
0.572% due 01/25/2037	269	252

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	711	540

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	431	372
0.622% due 08/25/2046	276	258

Residential Asset Securities Corp.
0.582% due 01/25/2037	426	363
0.632% due 04/25/2037	549	490
0.642% due 04/25/2036	40	39

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	543	480
0.572% due 09/25/2036	288	253
0.582% due 12/25/2036	763	632
0.602% due 11/25/2036	485	240

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Soundview Home Equity Loan Trust
0.602% due 01/25/2037		$190	$182
0.602% due 06/25/2037		600	452
0.622% due 10/25/2036		14	14

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		233	224

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		285	250

Structured Asset Securities Corp.
0.602% due 01/25/2037		494	428
4.900% due 04/25/2035		543	289

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		520	435

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		663	545

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		131	128
0.622% due 03/25/2037		336	304

			81,732

BANK LOAN OBLIGATIONS 0.1%

OAO Rosneft Oil Co.
1.129% due 09/17/2009		968	876

CORPORATE BONDS & NOTES 40.2%

Allied Waste North America, Inc.
6.500% due 11/15/2010		300	299

Allstate Life Global Funding II
1.901% due 05/21/2010		15,000	14,297

American Express Bank FSB
0.583% due 06/22/2009		2,900	2,861
0.584% due 06/12/2009		6,250	6,176

American Express Centurion Bank
0.716% due 12/17/2009		1,400	1,337

American Express Credit Corp.
0.616% due 05/19/2009		1,400	1,388
1.920% due 05/27/2010		23,600	22,286

American International Group, Inc.
0.606% due 06/16/2009		6,100	5,498
1.252% due 10/18/2011		2,800	1,467

Bank of America Corp.
1.356% due 11/06/2009		3,200	3,158
8.000% due 12/29/2049		36,000	14,435
8.125% due 12/29/2049		23,000	9,461

Bank of America N.A.
1.777% due 06/23/2010		1,000	926

Bear Stearns Cos. LLC
1.341% due 08/21/2009		400	399
1.352% due 07/16/2009		3,190	3,184
1.554% due 09/09/2009		600	598
1.806% due 09/26/2013	EUR	4,400	5,118
5.300% due 10/30/2015		$800	743
6.400% due 10/02/2017		300	293

Caterpillar Financial Services Corp.
1.278% due 08/11/2009		9,000	8,909

CIT Group, Inc.
1.358% due 08/17/2009		3,100	2,770

Citigroup, Inc.
1.336% due 05/18/2011		8,900	7,190
1.396% due 05/18/2010		12,800	11,503
1.424% due 06/09/2009		3,849	3,772
8.400% due 04/29/2049		23,600	13,367

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		$1,368	$1,368

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	500	605

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		$1,900	1,878
5.625% due 07/15/2009		1,300	1,292

Credit Suisse USA, Inc.
1.331% due 11/20/2009		2,000	1,975
1.364% due 06/05/2009		2,875	2,866
1.438% due 08/15/2010		800	768

Daimler Finance North America LLC
1.634% due 08/03/2009		9,300	9,231

DISH DBS Corp.
6.375% due 10/01/2011		2,600	2,515

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		665	639

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,795

Ford Motor Credit Co. LLC
5.700% due 01/15/2010		26,950	23,088
7.375% due 10/28/2009		8,610	7,723

General Electric Capital Corp.
1.308% due 08/15/2011		2,800	2,396
1.361% due 03/12/2010		8,900	8,530
1.472% due 10/06/2010		6,100	5,593
1.474% due 04/10/2012		24,000	20,044
1.620% due 02/01/2011		28,000	25,374

General Mills, Inc.
1.252% due 01/22/2010		3,700	3,636

Genworth Global Funding Trusts
1.284% due 04/15/2014		4,800	2,693

GMAC LLC
2.488% due 05/15/2009		7,550	7,182
5.625% due 05/15/2009		7,030	6,654

Goldman Sachs Group, Inc.
0.636% due 11/16/2009		15,300	14,994
1.318% due 11/16/2009		6,300	6,155
1.455% due 07/23/2009		4,135	4,100
1.461% due 03/02/2010		14,500	14,047

Hartford Life Global Funding Trusts
1.500% due 06/16/2014		4,800	3,038

Hewlett-Packard Co.
1.380% due 06/15/2010		3,900	3,882

Home Depot, Inc.
1.445% due 12/16/2009		1,800	1,766

HSBC Bank USA N.A.
1.450% due 12/14/2009		1,750	1,705

HSBC Finance Corp.
1.411% due 03/12/2010		3,825	3,390
1.491% due 05/10/2010		4,414	3,756
1.518% due 11/16/2009		15,600	14,958

International Business Machines Corp.
1.764% due 07/28/2011		14,000	13,805

International Lease Finance Corp.
1.469% due 05/24/2010		19,000	13,595
1.482% due 04/20/2009		3,900	3,850
1.494% due 01/15/2010		5,000	3,948
1.765% due 07/01/2011		10,000	5,407

John Deere Capital Corp.
2.042% due 06/10/2011		20,900	19,868

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
0.571% due 06/26/2009		$1,500	$1,496
0.583% due 05/07/2010		10,500	10,283
1.256% due 01/17/2011		10,960	10,451
1.302% due 06/25/2010		19,700	19,241
1.625% due 10/02/2009		14,055	14,001

KeyBank N.A.
3.511% due 06/02/2010		11,700	11,282

Kimberly-Clark Corp.
1.274% due 07/30/2010		12,400	12,346

Lehman Brothers Holdings, Inc.
2.875% due 09/28/2009 (a)	CHF	3,855	466
2.878% due 04/03/2009 (a)		$4,400	550
2.907% due 11/16/2009 (a)		4,600	575
2.951% due 05/25/2010 (a)		6,600	825
3.011% due 12/23/2010 (a)		5,900	738
4.730% due 06/01/2011 (a)(i)	CAD	5,325	503
6.875% due 05/02/2018 (a)		$6,974	872
7.875% due 05/08/2018 (a)	GBP	5,000	1,022

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		$27,400	25,807

Metropolitan Life Global Funding I
1.278% due 05/17/2010		6,050	5,713
1.570% due 03/15/2012		4,100	3,272

Morgan Stanley
1.184% due 01/15/2010		8,800	8,468
1.291% due 05/07/2009		1,100	1,098
1.392% due 01/18/2011		6,989	6,311

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		300	294

New Albertson’s, Inc.
6.950% due 08/01/2009		500	501

Pemex Project Funding Master Trust
2.620% due 06/15/2010		57,418	55,163

Pricoa Global Funding I
1.219% due 07/27/2009		2,300	2,229

Roche Holdings, Inc.
3.249% due 02/25/2011		6,000	5,993

SLM Corp.
1.299% due 07/27/2009		30,400	29,292
1.319% due 07/26/2010		800	568
1.389% due 10/25/2011		1,000	576
1.520% due 03/15/2011		700	450
1.850% due 12/15/2010	EUR	600	495
5.375% due 05/15/2014		$1,100	571

Sprint Nextel Corp.
1.632% due 06/28/2010		3,400	3,148

Time Warner, Inc.
1.461% due 11/13/2009		9,700	9,520

U.S. Bancorp
1.636% due 05/06/2010		500	488

UnitedHealth Group, Inc.
1.407% due 06/21/2010		2,400	2,318
2.541% due 02/07/2011		16,000	15,410

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010		4,500	1,598

Ventas Realty LP
6.750% due 06/01/2010		1,000	1,002

Wachovia Bank N.A.
1.309% due 05/25/2010		9,400	8,990
1.331% due 12/02/2010		9,000	8,438

Wachovia Corp.
1.224% due 10/15/2011		22,800	20,227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.311% due 12/01/2009	$19,500	$19,219
1.440% due 03/15/2011	9,700	9,075

Wachovia Mortgage FSB
1.281% due 05/08/2009	500	499

Walt Disney Co.
1.152% due 07/16/2010	6,200	6,125

Wells Fargo & Co.
0.523% due 03/22/2010	4,700	4,485
1.249% due 01/24/2012	3,700	3,254
1.420% due 09/15/2009	3,100	3,071
1.614% due 01/29/2010	13,330	13,047

Xerox Corp.
2.059% due 12/18/2009	3,600	3,502

		777,412

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	1,490	808

American Home Mortgage Investment Trust
0.762% due 05/25/2047	538	106

Banc of America Funding Corp.
6.106% due 01/20/2047	2,190	1,033

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	961	627

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	8,128	5,623
2.650% due 08/25/2035	5,983	4,188
2.940% due 03/25/2035	19,746	13,435
4.599% due 07/25/2033	4,571	3,564
4.821% due 04/25/2034	1,112	698
5.395% due 02/25/2034	1,529	1,031

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.356% due 08/25/2036	600	201
5.491% due 09/25/2035	9,601	4,751
5.781% due 01/25/2036	3,545	1,304

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	37	37

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	809	710

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	8,203	5,194
5.733% due 12/26/2046	4,616	2,661

CC Mortgage Funding Corp.
0.652% due 05/25/2048	1,618	587

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	8	6

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	576	501
4.050% due 08/25/2035	7,177	4,668
4.098% due 08/25/2035	1,415	1,032
4.248% due 08/25/2035	7,929	5,081
4.688% due 08/25/2035	1,467	445

Commercial Mortgage Pass-Through Certificates
0.656% due 04/15/2017	366	362
1.056% due 02/16/2034	1,981	1,727

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,881	612
0.725% due 02/20/2047	2,243	797
0.752% due 08/25/2046	635	126
0.792% due 05/25/2036	448	65
0.872% due 06/25/2037	659	147
1.292% due 11/25/2035	610	225
2.633% due 02/25/2036	599	243

26	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.409% due 10/25/2035	$474	$273
6.000% due 02/25/2037	484	273

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 03/25/2036	841	147
4.812% due 04/20/2035	4,765	3,505
5.603% due 02/20/2036	624	299

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	2,197	1,705

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	537	479
0.602% due 02/25/2037	460	419
0.602% due 03/25/2037	342	328
0.612% due 08/25/2037	1,408	999

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	800	71

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	457	345

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	848	659
5.362% due 08/25/2035	1,565	1,113

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,495	1,198
0.602% due 01/25/2047	979	838
0.732% due 10/25/2046	600	70
0.792% due 04/25/2036	674	206
0.792% due 11/25/2045	303	139

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,748	1,194

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	491	442
0.686% due 04/19/2038	1,016	352
0.746% due 01/19/2038	3,440	1,224
0.756% due 09/19/2046	1,243	472
0.796% due 03/19/2036	3,361	1,229
5.221% due 07/19/2035	4,126	2,004

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	462	316

Indymac Index Mortgage Loan Trust
5.013% due 12/25/2034	966	670

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402

JPMorgan Mortgage Trust
5.018% due 02/25/2035	5,798	4,607

MASTR Adjustable Rate Mortgages Trust
0.632% due 05/25/2047	127	123
3.788% due 11/21/2034	706	688

MASTR Alternative Loans Trust
0.922% due 03/25/2036	557	211

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	379

Merrill Lynch Floating Trust
0.626% due 06/15/2022	998	701

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	6,493	3,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	$2,890	$1,848
1.522% due 10/25/2035	1,655	1,115
3.006% due 10/25/2035	10,828	7,257

Morgan Stanley Capital I
0.617% due 10/15/2020	1,183	873

Provident Funding Mortgage Loan Trust
4.240% due 08/25/2033	1,418	1,083

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	724	538
0.822% due 08/25/2035	945	413
0.922% due 10/25/2045	483	195

Residential Asset Securitization Trust
0.922% due 01/25/2046	1,191	542

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	1,400	904

Sequoia Mortgage Trust
4.433% due 04/20/2035	645	467

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	600	494

Structured Adjustable Rate Mortgage Loan Trust
4.896% due 07/25/2034	4,108	3,029
5.350% due 01/25/2035	1,520	833
5.528% due 08/25/2035	1,087	573

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	1,324	1,256
0.622% due 09/25/2047	2,314	2,143
0.652% due 03/25/2037	424	155
0.712% due 06/25/2036	681	246
0.742% due 05/25/2036	3,306	1,165
0.806% due 07/19/2035	7,758	4,947

Structured Asset Securities Corp.
4.863% due 10/25/2035	683	404
5.671% due 06/25/2033	2,956	1,993

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	119	118
0.632% due 01/25/2037	466	418

WaMu Mortgage Pass-Through Certificates
0.932% due 11/25/2045	600	143
0.932% due 12/25/2045	600	95
2.363% due 01/25/2047	1,165	428
2.443% due 12/25/2046	1,258	465
2.443% due 07/25/2047	1,444	535
2.633% due 02/25/2046	1,249	466
2.833% due 11/25/2042	479	292
3.742% due 03/25/2034	1,373	982
3.955% due 09/25/2046	3,330	1,287
3.955% due 10/25/2046	1,749	687
4.499% due 06/25/2033	891	702

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	821	224

Wells Fargo Mortgage-Backed Securities Trust
4.435% due 12/25/2034	1,058	917
4.985% due 12/25/2034	1,461	1,023

		136,198

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.1%

Short-Term Floating NAV Portfolio	19,647,899	$196,577

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
3.022% due 06/01/2043 - 07/01/2044	$1,031	1,021
4.680% due 11/01/2035	486	496
5.000% due 02/25/2017	203	207
5.179% due 09/01/2035	682	703
5.193% due 10/01/2035	473	488
5.206% due 08/01/2035	468	483
5.224% due 11/01/2035	539	556
5.225% due 09/01/2035	449	462
5.500% due 09/01/2026	340	355

Freddie Mac
0.782% due 08/25/2031	388	312
0.802% due 09/25/2031	362	330
5.000% due 11/15/2029	76	77
5.148% due 08/01/2035	71	74

		5,564

Total United States (Cost $1,421,517)		1,198,359

SHORT-TERM INSTRUMENTS 15.4%

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,274	2,274

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,321. Repurchase proceeds are $2,274.)

U.S. CASH MANAGEMENT BILLS 1.0%
0.220% due 04/29/2009 (e)	18,440	18,437

U.S. TREASURY BILLS 14.3%
0.125% due 04/02/2009 - 06/11/2009 (b)(d)(e)	277,300	277,282

Total Short-Term Instruments (Cost $297,993)		297,993

Total Investments 114.0% (Cost $2,511,587)		$2,209,685

Written Options (h) (0.0%) (Premiums $1,684)		(502)

Other Assets and Liabilities (Net) (14.0%)		(270,244)

Net Assets 100.0%		$1,938,939

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Developing Local Markets Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $410 have been pledged as collateral for foreign currency contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments Developing Local Markets Fund (Cont.)

(e)	Securities with an aggregate market value of $295,049 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Cash of $2,843 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	216	$820
90-Day Eurodollar December Futures	Long	12/2010	856	656

				$1,476

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	7,000	$9	$0	$9

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	$1,300	$(42)	$(65)	$23
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	2,000	(122)	0	(122)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	7,500	(265)	0	(265)

						$(429)	$(65)	$(364)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$300	$(11)	$(2)	$(9)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY	BRL	3,600	$96	$0	$96
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	109	0	109
Pay	1-Year BRL-CDI	11.190%	01/02/2012	UBS		155,100	501	0	501
Pay	1-Year BRL-CDI	13.390%	01/02/2012	UBS		58,000	1,202	0	1,202
Receive	1-Year BRL-CDI	14.240%	01/02/2012	MLP		57,600	(1,616)	24	(1,640)
Receive	1-Year BRL-CDI	14.280%	01/02/2012	MSC		112,600	(3,197)	17	(3,214)
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		43,000	1,965	0	1,965
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	368	73	295
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	5,730	(936)	6,666
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	62	0	62
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	79	0	79
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		120,700	506	(8)	514
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		148,000	620	(116)	736

							$6,425	$(946)	$7,371

28	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	403	$299	$277
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	187	43	45
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	590	767	126

				$1,109	$448

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$9,700	$89	$16
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,100	123	21
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	12,200	21	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	12,200	62	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	77	13
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,000	20	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	19,000	150	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,600	4	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,600	29	0

							$575	$54

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	5,508	128,210	4,622
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 03/31/2009	1,180	$100,400	$1,684

(i)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$503	0.03%

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	04/01/2039	$2,400	$2,478	$2,509

(k)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(242)	$(242)
Sell		BCLY	47,368	04/2009	0	(80)	(80)
Sell	BRL	BCLY	12,850	06/2009	0	(334)	(334)
Buy		HSBC	69,885	06/2009	110	(378)	(268)
Sell		HSBC	13,997	06/2009	94	0	94
Buy		JPM	70,372	06/2009	1,153	0	1,153
Sell		MLP	348,458	06/2009	0	(3,489)	(3,489)
Buy		RBS	2,868	06/2009	18	0	18
Buy		UBS	133,387	06/2009	1,970	0	1,970
Sell	CAD	JPM	453	04/2009	5	0	5
Sell	CHF	UBS	319	06/2009	0	(9)	(9)
Sell	CLP	BCLY	28,327,006	05/2009	378	(1,692)	(1,314)
Buy		CITI	55,045,879	05/2009	10,291	0	10,291
Sell		CITI	22,250,190	05/2009	301	(1,479)	(1,178)

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	DUB	3,301,860	05/2009	$0	$(784)	$(784)
Buy		HSBC	18,372,048	05/2009	3,387	0	3,387
Sell		JPM	17,179,184	05/2009	0	(3,480)	(3,480)
Sell		MSC	2,359,687	05/2009	0	(292)	(292)
Buy		BCLY	18,848,849	11/2009	0	(472)	(472)
Buy		CITI	11,874,655	11/2009	0	(358)	(358)
Buy	CNY	BCLY	89,915	05/2009	169	0	169
Sell		BCLY	145,345	05/2009	0	(261)	(261)
Buy		CITI	226,861	05/2009	0	(1,008)	(1,008)
Sell		CITI	90,015	05/2009	0	(174)	(174)
Sell		DUB	68,150	05/2009	26	0	26
Sell		HSBC	20,599	05/2009	0	(15)	(15)
Buy		JPM	249,412	05/2009	0	(1,752)	(1,752)
Buy		MSC	32,455	05/2009	0	(194)	(194)
Sell		UBS	54,860	05/2009	0	(29)	(29)
Buy		BCLY	37,490	07/2009	0	(23)	(23)
Buy		CITI	24,964	07/2009	22	0	22
Sell		CITI	69,250	07/2009	0	(222)	(222)
Sell		DUB	69,052	07/2009	0	(223)	(223)
Sell		HSBC	2,601	07/2009	0	(3)	(3)
Buy		JPM	329,174	07/2009	0	(1,918)	(1,918)
Sell		JPM	70,577	07/2009	0	(229)	(229)
Buy		CITI	43,849	09/2009	69	0	69
Buy		DUB	211,200	09/2009	0	(133)	(133)
Sell		DUB	104,880	09/2009	0	(378)	(378)
Buy		JPM	128,919	09/2009	447	0	447
Buy	COP	BCLY	13,043,841	05/2009	0	(278)	(278)
Sell		BCLY	36,228,073	05/2009	1,710	0	1,710
Buy		CITI	62,925,779	05/2009	0	(1,113)	(1,113)
Sell		CITI	41,709,298	05/2009	961	0	961
Buy		HSBC	7,017,704	05/2009	0	(222)	(222)
Sell		JPM	13,060,000	05/2009	0	(102)	(102)
Buy	CZK	CITI	27,855	05/2009	0	(371)	(371)
Sell		HSBC	260,687	05/2009	0	(646)	(646)
Sell		JPM	109,100	05/2009	0	(293)	(293)
Buy		BCLY	211,498	07/2009	0	(702)	(702)
Buy		CITI	1,316,000	07/2009	0	(2,616)	(2,616)
Buy		DUB	1,315,362	07/2009	0	(2,707)	(2,707)
Buy		HSBC	1,122,290	07/2009	0	(3,470)	(3,470)
Sell		HSBC	172,849	07/2009	8	(381)	(373)
Buy		JPM	179	07/2009	0	0	0
Sell		JPM	261,998	07/2009	0	(991)	(991)
Sell		UBS	164,008	07/2009	55	0	55
Buy	EUR	HSBC	20,182	04/2009	1,327	0	1,327
Sell		HSBC	10,320	04/2009	249	0	249
Buy		JPM	15,039	04/2009	0	(374)	(374)
Sell		JPM	4,501	04/2009	114	0	114
Buy		RBS	82	04/2009	0	(2)	(2)
Sell	GBP	DUB	521	04/2009	8	0	8
Sell		MSC	873	04/2009	10	0	10
Buy	HKD	BCLY	304,929	06/2009	26	0	26
Buy		BOA	299,191	06/2009	40	0	40
Sell		CSFB	23,256	06/2009	0	(1)	(1)
Sell		DUB	27,039	06/2009	0	(1)	(1)
Buy		HSBC	304,428	06/2009	31	0	31
Buy		JPM	723,048	06/2009	29	0	29
Sell	HUF	BCLY	10,226,268	05/2009	2,562	0	2,562
Buy		DUB	6,186,918	05/2009	0	(4,616)	(4,616)
Sell		DUB	190,242	05/2009	0	(24)	(24)
Buy		HSBC	3,694,650	05/2009	0	(1,755)	(1,755)
Sell		HSBC	3,697,442	05/2009	2,036	(17)	2,019
Buy		JPM	8,363,059	05/2009	0	(1,866)	(1,866)
Sell		JPM	1,363,039	05/2009	0	(143)	(143)
Sell		RBS	2,767,635	05/2009	0	(144)	(144)
Buy		BCLY	10,226,268	10/2009	0	(2,716)	(2,716)
Buy	IDR	BCLY	154,248,940	06/2009	578	0	578
Buy		DUB	69,674,302	06/2009	252	0	252
Buy	ILS	BCLY	327,195	06/2009	0	(8,558)	(8,558)
Sell		BCLY	203,128	06/2009	3,201	(24)	3,177
Buy		DUB	20,463	06/2009	0	(514)	(514)
Buy		HSBC	262,844	06/2009	0	(8,242)	(8,242)
Sell		HSBC	81,433	06/2009	1,192	0	1,192
Sell		UBS	39,305	06/2009	680	0	680

30	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	1,090,207	04/2009	$14	$(463)	$(449)
Sell		BCLY	344,275	04/2009	12	(295)	(283)
Buy		BOA	873,088	04/2009	22	0	22
Sell		BOA	722,978	04/2009	0	(258)	(258)
Buy		CITI	737,000	04/2009	0	(219)	(219)
Sell		CITI	1,025,633	04/2009	63	(234)	(171)
Buy		DUB	740,376	04/2009	0	(103)	(103)
Sell		DUB	1,170,768	04/2009	0	(382)	(382)
Buy		HSBC	1,099,367	04/2009	0	(320)	(320)
Sell		HSBC	353,019	04/2009	75	0	75
Sell		JPM	401,014	04/2009	82	(210)	(128)
Sell		UBS	522,350	04/2009	0	(292)	(292)
Buy		BOA	738,643	07/2009	438	0	438
Buy		CITI	737,899	07/2009	373	0	373
Buy		DUB	649,218	07/2009	222	0	222
Sell	JPY	BNP	13,804	05/2009	2	0	2
Sell		MSC	13,804	06/2009	2	0	2
Buy	KWD	BCLY	3,711	04/2009	0	(1,476)	(1,476)
Sell		BCLY	3,711	04/2009	248	0	248
Buy	MXN	BCLY	1,041,189	05/2009	683	(3,055)	(2,372)
Sell		BCLY	2,117,750	05/2009	940	(693)	247
Buy		CITI	1,014,759	05/2009	11	(21,728)	(21,717)
Sell		CITI	161,549	05/2009	49	(141)	(92)
Buy		DUB	1,000,101	05/2009	0	(21,590)	(21,590)
Buy		HSBC	14,222	05/2009	4	(4)	0
Sell		HSBC	686,959	05/2009	0	(2,579)	(2,579)
Buy		JPM	2,954,191	05/2009	798	(16,459)	(15,661)
Sell		JPM	764,523	05/2009	538	(1,455)	(917)
Buy		MLP	694,415	05/2009	0	(3,223)	(3,223)
Sell		MLP	103,195	05/2009	0	(105)	(105)
Buy		UBS	15,416	05/2009	0	(39)	(39)
Buy		CITI	148,706	11/2009	146	0	146
Sell		CITI	13,395	11/2009	0	(13)	(13)
Buy		JPM	1,788	11/2009	0	0	0
Buy		MLP	103,195	11/2009	110	0	110
Buy	MYR	BCLY	30,327	04/2009	0	(354)	(354)
Sell		BCLY	66,739	04/2009	359	(10)	349
Buy		BOA	26,171	04/2009	0	(294)	(294)
Buy		CITI	48,626	04/2009	0	(496)	(496)
Sell		CITI	42,971	04/2009	307	(90)	217
Buy		HSBC	46,315	04/2009	0	(320)	(320)
Buy		BCLY	108,892	08/2009	47	(661)	(614)
Buy	PEN	CITI	43,585	07/2009	88	0	88
Sell		CITI	16,273	07/2009	0	(102)	(102)
Buy		DUB	25,162	07/2009	39	0	39
Sell	PHP	BCLY	762,467	05/2009	0	(215)	(215)
Sell		BOA	97,460	05/2009	0	(10)	(10)
Buy		CITI	923,093	05/2009	51	(100)	(49)
Sell		CITI	241,440	05/2009	20	0	20
Buy		JPM	277,420	05/2009	3	0	3
Sell		JPM	48,100	05/2009	8	0	8
Sell		BCLY	566,933	08/2009	0	(202)	(202)
Buy		CITI	2,133,505	08/2009	0	(627)	(627)
Sell		CITI	12,587	08/2009	0	(8)	(8)
Sell		DUB	322,744	08/2009	0	(200)	(200)
Sell		JPM	251,750	08/2009	0	(156)	(156)
Buy	PLN	BCLY	196,560	05/2009	0	(14,398)	(14,398)
Sell		BCLY	112,319	05/2009	5,416	0	5,416
Buy		BNP	49,561	05/2009	0	(7,967)	(7,967)
Sell		CITI	51,562	05/2009	1,803	(351)	1,452
Buy		DUB	503,602	05/2009	0	(32,681)	(32,681)
Sell		DUB	262,414	05/2009	1,137	(1,472)	(335)
Buy		HSBC	496,249	05/2009	0	(38,779)	(38,779)
Sell		HSBC	810,381	05/2009	15,737	(2,104)	13,633
Buy		JPM	22,348	05/2009	0	(425)	(425)
Sell		JPM	32,256	05/2009	1,674	0	1,674
Sell		MLP	219,005	05/2009	0	(527)	(527)
Buy		RBS	90,287	05/2009	0	(14,541)	(14,541)
Buy		UBS	129,330	05/2009	0	(20,668)	(20,668)
Buy		DUB	80,979	11/2009	10	(790)	(780)
Buy		HSBC	405,702	11/2009	232	(2,009)	(1,777)
Buy		JPM	27,878	11/2009	0	(284)	(284)
Buy		MLP	219,008	11/2009	472	0	472

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PLN	MLP	49	11/2009	$0	$0	$0
Sell	RON	BCLY	100,006	04/2009	0	(1,105)	(1,105)
Buy		JPM	117,130	04/2009	1,396	(13)	1,383
Sell		JPM	17,124	04/2009	0	(356)	(356)
Buy		BCLY	93,110	05/2009	1,068	0	1,068
Buy	RUB	BCLY	53,435	05/2009	0	(51)	(51)
Sell		BCLY	384,507	05/2009	1,484	0	1,484
Sell		CITI	262,088	05/2009	12	0	12
Buy		DUB	4,551	05/2009	0	(54)	(54)
Sell		DUB	994,895	05/2009	4,058	0	4,058
Buy		HSBC	2,300,000	05/2009	0	(27,679)	(27,679)
Sell		HSBC	539,629	05/2009	1,535	(582)	953
Buy		JPM	918,453	05/2009	0	(11,391)	(11,391)
Sell		JPM	887,082	05/2009	1,687	(247)	1,440
Buy		RBS	97,282	05/2009	0	(1,150)	(1,150)
Sell		UBS	305,616	05/2009	0	(557)	(557)
Buy		CITI	262,088	07/2009	37	0	37
Sell		HSBC	234,185	07/2009	124	0	124
Buy	SAR	BCLY	48,427	04/2009	0	(199)	(199)
Sell		BCLY	48,427	04/2009	0	(41)	(41)
Buy		HSBC	194	04/2009	0	0	0
Sell		HSBC	194	04/2009	0	0	0
Sell	SGD	BCLY	87,425	04/2009	1,349	(134)	1,215
Buy		CITI	111,487	04/2009	0	(3,462)	(3,462)
Sell		CITI	66,353	04/2009	375	(241)	134
Buy		DUB	135,578	04/2009	0	(5,087)	(5,087)
Sell		DUB	43,876	04/2009	43	(24)	19
Buy		HSBC	34,988	04/2009	0	(923)	(923)
Sell		HSBC	125,870	04/2009	1,356	(112)	1,244
Buy		JPM	22,058	04/2009	0	(1,052)	(1,052)
Sell		JPM	11,429	04/2009	118	0	118
Buy		RBS	61,888	04/2009	0	(1,591)	(1,591)
Buy		UBS	31,805	04/2009	0	(595)	(595)
Buy		DUB	2,439	06/2009	0	(18)	(18)
Buy		CITI	119,024	07/2009	0	(2,906)	(2,906)
Buy		DUB	36,673	07/2009	0	(91)	(91)
Sell		DUB	58,588	07/2009	2,079	0	2,079
Buy		HSBC	28,480	07/2009	0	(982)	(982)
Sell		HSBC	4,780	07/2009	9	0	9
Buy		JPM	103,819	07/2009	0	(727)	(727)
Buy	THB	BCLY	147,989	06/2009	102	0	102
Buy		CITI	159,110	06/2009	58	0	58
Buy		CSFB	196,328	06/2009	143	0	143
Sell	TRY	BCLY	20,152	07/2009	0	(411)	(411)
Buy		CITI	100,260	07/2009	159	(38)	121
Buy		DUB	198,551	07/2009	938	0	938
Buy		HSBC	2,749	07/2009	1	0	1
Sell		HSBC	59,123	07/2009	0	(1,105)	(1,105)
Buy		JPM	28,081	07/2009	99	0	99
Sell		JPM	23,450	07/2009	0	(508)	(508)
Sell	TWD	BOA	68,260	05/2009	0	(16)	(16)
Buy		CITI	883,300	05/2009	0	(706)	(706)
Sell		CSFB	104,520	05/2009	0	(87)	(87)
Sell		RBS	50,040	05/2009	22	0	22
Buy	ZAR	BCLY	553,165	05/2009	2,661	(73)	2,588
Sell		BCLY	1,121,072	05/2009	0	(4,940)	(4,940)
Buy		DUB	2,287	05/2009	12	0	12
Buy		HSBC	295,560	05/2009	2,307	0	2,307
Sell		HSBC	92,130	05/2009	0	(838)	(838)
Buy		JPM	784,166	05/2009	8,913	0	8,913
Sell		MLP	250,000	05/2009	0	(728)	(728)
Buy		UBS	952,491	05/2009	12,389	(11)	12,378
Sell		UBS	271,800	05/2009	0	(2,633)	(2,633)
Buy		BCLY	500,000	11/2009	473	0	473
Buy		DUB	834	11/2009	0	0	0
Buy		MLP	250,000	11/2009	689	0	689

					$111,440	$(352,181)	$(240,741)

32	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$196,577	$2,013,108	$0	$2,209,685
Short Sales, at value	0	(2,509)	0	(2,509)
Other Financial Instruments ++	1,476	(234,236)	0	(232,760)

Total	$198,053	$1,776,363	$0	$1,974,416

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 16.0%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	2,400	$1,774

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		352,399	149,122
10.000% due 01/01/2017		244,290	94,436

Total Brazil (Cost $287,109)			245,332

CHILE 0.5%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,467,184	2,997

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		1,173,747	2,093
3.000% due 07/01/2018		1,173,747	2,105
3.000% due 10/01/2018		31,440	56

Total Chile (Cost $6,399)			7,251

COLOMBIA 3.5%

Colombia Government International Bond
9.850% due 06/28/2027	COP	30,370,000	11,860
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	31,021

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	10,414

Total Colombia (Cost $67,879)			53,296

EGYPT 0.8%

Egypt Government Bond
8.750% due 07/18/2012	EGP	10,800	1,683

Petroleum Export Ltd.
4.623% due 06/15/2010		$1,584	1,435
4.633% due 06/15/2010		250	226
5.265% due 06/15/2011		3,970	3,395

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,651	6,257

Total Egypt (Cost $15,151)			12,996

FRANCE 0.0%

Credit Agricole S.A.
1.306% due 05/28/2010		$400	391

Total France (Cost $397)			391

HUNGARY 6.9%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	34,424
5.500% due 02/12/2016		7,000,600	20,617
6.500% due 06/24/2019		4,058,300	11,726
6.750% due 04/22/2011		4,595,000	17,819
6.750% due 02/12/2013		4,044,000	14,336
6.750% due 02/24/2017		1,183,000	3,716
6.750% due 11/24/2017		1,290,000	3,900

Total Hungary (Cost $185,653)			106,538

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 4.5%

Indonesia Government International Bond
9.500% due 06/15/2015	IDR	30,240,000	$2,342
9.500% due 07/15/2023		159,229,000	10,833
10.000% due 09/15/2024		20,000,000	1,400
10.000% due 02/15/2028		166,479,000	11,345
10.250% due 07/15/2022		31,708,000	2,316
10.500% due 07/15/2038		22,000,000	1,527
11.500% due 09/15/2019		89,602,000	7,308
12.800% due 06/15/2021		3,173,240	27,750
12.900% due 06/15/2022		52,550,000	4,604

Total Indonesia (Cost $67,940)			69,425

MALAYSIA 0.2%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,529

Total Malaysia (Cost $2,942)			2,529

MEXICO 1.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	4,471
9.000% due 01/15/2016		35,000	2,357

Mexican Bonos
7.500% due 06/03/2027		29,000	1,921
7.750% due 12/14/2017		11,055	779

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,800	2,871

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,000	1,982

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,013
8.750% due 01/31/2016	MXN	35,000	2,253

Total Mexico (Cost $24,145)			17,647

NETHERLANDS 1.1%

Rabobank Nederland NV
0.556% due 02/01/2010		$10,000	9,961
1.646% due 05/19/2010		6,700	6,621

Total Netherlands (Cost $16,629)			16,582

NEW ZEALAND 0.2%

ANZ National International Ltd.
1.270% due 04/14/2010		$2,660	2,648

Total New Zealand (Cost $2,650)			2,648

PERU 2.3%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,839
7.840% due 08/12/2020		4,750	1,660
9.910% due 05/05/2015		70,634	26,931

Total Peru (Cost $36,805)			35,430

POLAND 6.6%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	89
4.750% due 04/25/2012		169,090	47,013

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 10/25/2017	PLN	17,300	$4,670
5.750% due 09/23/2022		105,635	28,766
6.250% due 10/24/2015		72,220	21,031

Total Poland (Cost $149,375)			101,569

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$5,389	5,369

Total Qatar (Cost $5,419)			5,369

RUSSIA 3.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$41,515	42,657

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		642	591

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	981

VTB Capital S.A.
2.870% due 11/02/2009		8,600	8,302

Total Russia (Cost $52,946)			52,531

SOUTH AFRICA 2.4%

South Africa Government International Bond
8.000% due 12/21/2018	ZAR	25,000	2,538
8.250% due 09/15/2017		334,100	34,753

Total South Africa (Cost $37,908)			37,291

SOUTH KOREA 1.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$22,000	21,968

Korea Development Bank
1.542% due 10/20/2009		1,000	986

Total South Korea (Cost $22,967)			22,954

SWITZERLAND 0.4%

UBS AG
1.115% due 07/23/2009		$5,700	5,670

Total Switzerland (Cost $5,696)			5,670

THAILAND 5.1%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	869

Thailand Government Bond
5.125% due 03/13/2018		1,642,830	52,657
5.400% due 07/27/2016		407,000	13,307
5.500% due 08/13/2019		86,600	2,805
5.625% due 01/12/2019		76,200	2,515
6.150% due 07/07/2026		176,000	5,935

Total Thailand (Cost $76,532)			78,088

TURKEY 7.0%

Turkey Government International Bond
14.000% due 01/19/2011	TRY	108,713	64,956
14.000% due 09/26/2012		45,900	26,597

34	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
15.000% due 02/10/2010	TRY	1,055	$645
16.000% due 03/07/2012		20,100	12,348

Turkey Government International Bond TUCPI Linked Bond
10.000% due 02/15/2012		802	450
12.000% due 08/14/2013		4,742	2,786

Total Turkey (Cost $128,738)			107,782

UNITED KINGDOM 0.6%

AstraZeneca PLC
1.612% due 09/11/2009		$4,400	4,400

Bank of Scotland PLC
1.182% due 07/17/2009		600	597
1.344% due 12/08/2010		1,100	1,015
1.360% due 09/14/2009		400	393

Barclays Bank PLC
7.700% due 04/29/2049		5,850	2,574

Vodafone Group PLC
1.536% due 02/27/2012		200	184

Total United Kingdom (Cost $12,518)			9,163

UNITED STATES 30.2%

ASSET-BACKED SECURITIES 0.8%

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		$1,100	1,010

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036		1,071	929
1.422% due 07/25/2037		1,898	1,549

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		95	87
0.622% due 05/25/2047		448	388
0.622% due 09/25/2047		2,039	1,741

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037		119	92

First Franklin Mortgage Loan Asset- Backed Certificates
0.572% due 11/25/2036		168	150

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037		954	818

JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037		1,076	890

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		53	43

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037		1,341	1,165

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		55	52

Morgan Stanley ABS Capital I
0.582% due 05/25/2037		3,261	2,622

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		433	183

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		94	85

			11,804

CORPORATE BONDS & NOTES 18.3%

Allied Waste North America, Inc.
6.500% due 11/15/2010		100	100

Allstate Life Global Funding II
1.901% due 05/21/2010		5,000	4,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Bank FSB
3.150% due 12/09/2011	$1,150	$1,189

American Express Credit Corp.
1.920% due 05/27/2010	12,100	11,426

American Honda Finance Corp.
1.291% due 02/09/2010	1,500	1,491

American International Group, Inc.
1.224% due 01/29/2010	5,045	3,185
5.375% due 10/18/2011	4,525	2,355
8.175% due 05/15/2058	700	60

Anadarko Petroleum Corp.
1.720% due 09/15/2009	4,000	3,986

Bank of America Corp.
2.100% due 04/30/2012	800	802
5.650% due 05/01/2018	6,700	5,603
8.000% due 12/29/2049	10,000	4,010
8.125% due 12/29/2049	6,900	2,838

Bank of America N.A.
1.600% due 06/15/2016	12,000	7,623

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.366% due 05/18/2010	1,900	1,872
1.404% due 01/31/2011	200	190
1.554% due 09/09/2009	200	199
5.300% due 10/30/2015	300	279
6.400% due 10/02/2017	4,000	3,902
6.950% due 08/10/2012	1,000	1,019
7.250% due 02/01/2018	400	414

Caterpillar Financial Services Corp.
1.306% due 05/18/2009	1,100	1,096
1.341% due 08/20/2010	600	576
1.691% due 02/08/2010	300	294

CIT Group, Inc.
1.394% due 06/08/2009	2,000	1,935

Citigroup Funding, Inc.
2.291% due 05/07/2010	12,300	11,044

Citigroup, Inc.
2.125% due 04/30/2012	800	803
5.500% due 04/11/2013	5,800	5,102
8.400% due 04/29/2049	7,350	4,163

Comcast Corp.
1.460% due 07/14/2009	3,500	3,482

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	4,000	4,000

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	700	692
5.625% due 07/15/2009	300	298
6.250% due 04/15/2009	2,100	2,100

Credit Suisse USA, Inc.
1.331% due 11/20/2009	800	790
1.364% due 06/05/2009	600	598
1.438% due 08/15/2010	200	192

Dominion Resources, Inc.
2.366% due 06/17/2010	900	875

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	10,550	9,038
7.375% due 10/28/2009	1,500	1,345

General Electric Capital Corp.
1.274% due 04/28/2011	6,500	5,707
3.000% due 12/09/2011	1,500	1,546

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	9,600	9,622

GMAC LLC
5.625% due 05/15/2009	3,650	3,455

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hewlett-Packard Co.
1.380% due 06/15/2010		$1,300	$1,294
1.664% due 09/03/2009		3,295	3,295

HSBC Finance Corp.
1.411% due 03/12/2010		1,000	886
1.491% due 05/10/2010		1,500	1,276
1.518% due 11/16/2009		900	863

John Deere Capital Corp.
1.162% due 07/16/2010		2,600	2,551
1.372% due 10/16/2009		1,800	1,793
1.842% due 01/18/2011		4,000	3,834
2.042% due 06/10/2011		5,100	4,848

JPMorgan Chase & Co.
1.256% due 01/17/2011		8,000	7,628
1.625% due 10/02/2009		1,000	996

KeyBank N.A.
3.511% due 06/02/2010		3,500	3,375

Kraft Foods, Inc.
1.728% due 08/11/2010		3,000	2,920

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,425

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		12,100	9,484

Metropolitan Life Global Funding I
1.278% due 05/17/2010		4,200	3,966

Morgan Stanley
1.184% due 01/15/2010		2,000	1,925
1.341% due 05/07/2010		6,000	5,609
1.392% due 01/18/2011		2,200	1,986
1.950% due 06/20/2012		800	800

Pemex Project Funding Master Trust
2.620% due 06/15/2010		47,119	45,285

Pricoa Global Funding I
1.219% due 07/27/2009		750	727

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	4,010

Regions Bank
3.250% due 12/09/2011		600	625

Reynolds American, Inc.
2.020% due 06/15/2011		9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011		5,590	5,583

SLM Corp.
1.299% due 07/27/2009		1,000	964
1.319% due 07/26/2010		2,300	1,633
1.389% due 10/25/2011		300	173
1.520% due 03/15/2011		250	161
1.850% due 12/15/2010	EUR	200	165
5.375% due 05/15/2014		$600	311

Sovereign Bank
2.750% due 01/17/2012		1,700	1,735

State Street Bank and Trust Co.
1.499% due 09/15/2011		17,000	17,043

SunTrust Bank
3.000% due 11/16/2011		1,400	1,442

Time Warner, Inc.
1.461% due 11/13/2009		500	491

U.S. Bancorp
1.636% due 05/06/2010		100	98

UnitedHealth Group, Inc.
1.407% due 06/21/2010		800	773

Wachovia Bank N.A.
0.340% due 08/10/2009		2,000	1,980

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.224% due 10/15/2011	$1,000	$887
1.440% due 03/15/2011	200	187

Walt Disney Co.
1.392% due 09/10/2009	400	400

Wells Fargo & Co.
7.980% due 02/28/2049	2,400	1,129

		281,366

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.712% due 05/25/2046	1,195	422
0.712% due 09/25/2046	484	187
2.333% due 02/25/2047	504	153
2.553% due 11/25/2046	3,992	1,185

Banc of America Funding Corp.
5.754% due 03/20/2036	532	309

BCAP LLC Trust
0.692% due 01/25/2037	1,467	562

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	85	65
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	700	235
5.491% due 09/25/2035	97	48

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	504	261

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	125	99
5.664% due 07/25/2046	378	185

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	604	487

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	603	526

Countrywide Alternative Loan Trust
0.732% due 07/25/2046	190	68
0.852% due 11/20/2035	465	187
2.633% due 12/25/2035	634	275

Countrywide Home Loan Mortgage Pass-Through Trust
6.080% due 09/25/2047	258	132

Downey Savings & Loan Association Mortgage Loan Trust
3.853% due 07/19/2044	1,128	767

GSR Mortgage Loan Trust
5.346% due 11/25/2035	490	300

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	211	85
0.756% due 09/19/2046	295	112
1.056% due 02/19/2034	1,817	781
5.908% due 08/19/2036	217	103

Homebanc Mortgage Trust
5.797% due 04/25/2037	527	355

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	438	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	$418	$148
0.732% due 05/25/2046	138	49
0.762% due 07/25/2035	124	51

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,402	1,935

Luminent Mortgage Trust
0.692% due 12/25/2036	568	199
0.702% due 12/25/2036	262	84
0.722% due 10/25/2046	233	96

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	372	134
0.822% due 05/25/2047	800	84

MASTR Alternative Loans Trust
0.922% due 03/25/2036	203	77

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,832	1,612

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	486	349

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	158	116

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	378	136
5.714% due 02/25/2036	429	206

Residential Asset Securitization Trust
0.922% due 01/25/2046	490	223

Sequoia Mortgage Trust
5.546% due 01/20/2047	200	117

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	472	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2046	435	156

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,091	349
2.373% due 01/25/2047	523	163
2.393% due 04/25/2047	787	312
2.453% due 12/25/2046	489	156
3.705% due 01/25/2047	317	124
4.847% due 12/19/2039	1,709	1,502
5.307% due 01/25/2037	393	190
5.485% due 04/25/2037	270	137
5.580% due 12/25/2036	239	127
5.588% due 12/25/2036	814	407
5.653% due 05/25/2037	655	350
5.930% due 09/25/2036	391	222

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	285	106

Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	700	321
4.435% due 12/25/2034	1,126	976

		19,752

		SHARES	VALUE (000S)
PIMCO FUNDS (d) 9.7%

Short-Term Floating NAV Portfolio		14,839,094	$148,465

		PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
5.180% due 07/01/2035		$488	504
5.500% due 05/01/2036 - 12/01/2036		673	700

			1,204

Total United States (Cost $516,999)			462,591

URUGUAY 0.2%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	113,451	3,248

Total Uruguay (Cost $5,313)			3,248

SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
1.351% due 08/10/2009		$5,030	5,019

Deutsche Bank NY
1.738% due 02/16/2010		200	198

Unicredito Italiano NY
1.156% due 05/15/2009		21,600	21,598

			26,815

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		1,418	1,418

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,447. Repurchase proceeds are $1,418.)

U.S. TREASURY BILLS 3.2%
0.133% due 04/02/2009 - 05/14/2009 (b)(e)		49,230	49,227

Total Short-Term Instruments (Cost $77,467)			77,460

Total Investments 99.9% (Cost $1,805,577)			$1,533,781

Written Options (h) (0.0%) (Premiums $1,096)			(344)

Other Assets and Liabilities (Net) 0.1%			945

Net Assets 100.0%			$1,534,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Emerging Local Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $39,357 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

36	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

(f)	Cash of $2,307 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	14	$53
90-Day Eurodollar December Futures	Long	12/2010	58	45

				$98

(g)	Swap agreements outstanding on March 31, 2009:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,626)	$(455)	$(1,171)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(2,231)	78	(2,309)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(21,010)	(2,347)	(18,663)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	(965)	152	(1,117)
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(2,176)	915	(3,091)

						$(28,008)	$(1,657)	$(26,351)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$100	$(4)	$(1)	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	32,900	$220	$(47)	$267
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,023	(566)	2,589
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		297,300	9,917	1,876	8,041
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	1,573	0	1,573
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		42,900	1,960	0	1,960
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	130,000	272	0	272
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		27,580	(25)	0	(25)
Pay	3-Month MYR-KLIBOR	2.880%	12/24/2013	BCLY		50,000	(123)	0	(123)
Pay	3-Month MYR-KLIBOR	2.880%	12/26/2013	DUB		21,000	(52)	0	(52)
Pay	3-Month MYR-KLIBOR	2.860%	01/02/2014	CITI		10,300	(30)	0	(30)
Pay	3-Month MYR-KLIBOR	2.825%	01/06/2014	DUB		130,300	(399)	0	(399)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	1,416	(221)	1,637
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	2,181	(1,942)	4,123
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	578	0	578
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM	EUR	33,949	4,249	(366)	4,615
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	(480)	(62)	(418)
Pay	6-Month THB-THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	209,880	(26)	0	(26)
Pay	6-Month THB-THBFIX Reuters	2.580%	01/27/2014	BCLY		548,760	(217)	0	(217)
Pay	6-Month THB-THBFIX Reuters	2.560%	01/30/2014	BCLY		250,440	(106)	0	(106)
Pay	6-Month THB-THBFIX Reuters	2.600%	01/30/2014	BCLY		248,670	(92)	0	(92)
Pay	6-Month THB-THBFIX Reuters	2.610%	01/30/2014	HSBC		248,490	(88)	0	(88)
Pay	6-Month THB-THBFIX Reuters	2.830%	02/03/2014	BCLY		498,240	(50)	0	(50)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(6)	0	(6)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	132	773	(641)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	6,721	0	6,721
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY		245,400	1,079	349	730

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI	MXN	90,000	$193	$76	$117
Pay	28-Day MXN TIIE	9.850%	06/19/2018	BCLY		45,300	450	(62)	512
Pay	28-Day MXN TIIE	9.850%	06/19/2018	CITI		158,000	1,563	723	840
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	2,568	617	1,951
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	4,145	1,296	2,849
Pay	28-Day MXN TIIE	8.050%	12/26/2018	BCLY		390,100	461	62	399
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	161	0	161
Pay	28-Day MXN TIIE	8.050%	12/26/2018	JPM		373,400	441	155	286
Pay	28-Day MXN TIIE	8.070%	12/26/2018	HSBC		65,600	84	0	84
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		155,300	651	0	651

							$42,316	$2,667	$39,649

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	363	$224	$249
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	363	671	78

				$895	$327

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$67	$12
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	100	0	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	100	1	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,200	21	4
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	7,600	8	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	7,600	60	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,800	6	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,800	38	0

							$201	$17

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,834	42,850	2,484
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 03/31/2009	726	$34,500	$1,096

(i)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(77)	$(77)
Sell		BCLY	15,134	04/2009	0	(16)	(16)
Sell	BRL	BCLY	35,140	06/2009	0	(924)	(924)
Buy		HSBC	54,981	06/2009	36	(314)	(278)
Sell		HSBC	51,627	06/2009	118	(202)	(84)
Sell		JPM	28,200	06/2009	0	(226)	(226)
Sell		MLP	195,168	06/2009	0	(1,954)	(1,954)
Buy		UBS	53,835	06/2009	858	0	858
Buy	CLP	BCLY	1,335,750	05/2009	338	0	338
Sell		BCLY	4,787,099	05/2009	27	(571)	(544)
Buy		CITI	13,558,717	05/2009	2,131	(27)	2,104
Sell		CITI	9,047,890	05/2009	184	(329)	(145)
Buy		DUB	7,306,920	05/2009	1,279	0	1,279
Sell		DUB	3,542,026	05/2009	0	(647)	(647)
Buy		JPM	5,154,572	05/2009	971	0	971
Sell		JPM	18,166,399	05/2009	258	(520)	(262)

38	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	MLP	5,565,447	05/2009	$1,062	$0	$1,062
Buy		MSC	2,622,008	05/2009	621	(65)	556
Buy		BCLY	1,591,291	11/2009	0	(36)	(36)
Buy		CITI	7,016,075	11/2009	0	(222)	(222)
Sell		CITI	1,083,957	11/2009	33	0	33
Buy		DUB	2,286,341	11/2009	0	(9)	(9)
Buy		JPM	15,000,000	11/2009	0	(336)	(336)
Buy		CITI	1,581,269	11/2010	0	(195)	(195)
Sell	CNY	BCLY	68,770	05/2009	0	(64)	(64)
Buy		CITI	59,118	05/2009	0	(248)	(248)
Sell		CITI	13,846	05/2009	0	(26)	(26)
Buy		DUB	5,026	05/2009	18	0	18
Sell		HSBC	21,894	05/2009	0	(24)	(24)
Buy		JPM	54,845	05/2009	0	(389)	(389)
Sell		JPM	41,211	05/2009	0	(31)	(31)
Buy		CITI	7,337	07/2009	7	0	7
Sell		CITI	47,190	07/2009	0	(151)	(151)
Sell		DUB	47,059	07/2009	0	(152)	(152)
Buy		JPM	45,132	07/2009	0	(390)	(390)
Buy		BCLY	107,576	09/2009	394	0	394
Buy		DUB	177,832	09/2009	338	(44)	294
Buy		JPM	35,651	09/2009	123	0	123
Buy	COP	BCLY	54,892,426	05/2009	0	(2,384)	(2,384)
Buy		CITI	49,891,312	05/2009	0	(1,098)	(1,098)
Sell		CITI	53,816,925	05/2009	1,079	0	1,079
Sell		JPM	7,836,000	05/2009	0	(61)	(61)
Buy		MLP	23,745,055	05/2009	0	(590)	(590)
Buy	CZK	CITI	19,735	05/2009	0	(263)	(263)
Sell		CITI	19,735	05/2009	57	0	57
Buy		DUB	1,239	07/2009	0	0	0
Sell		HSBC	21,914	07/2009	50	0	50
Buy		JPM	3,574	07/2009	6	0	6
Buy	EUR	HSBC	16,260	04/2009	1,069	0	1,069
Sell		HSBC	7,924	04/2009	192	0	192
Buy		JPM	2,047	04/2009	0	(51)	(51)
Sell		JPM	3,804	04/2009	96	0	96
Buy		RBS	106	04/2009	0	(3)	(3)
Buy		UBS	796	04/2009	40	0	40
Sell	GBP	DUB	310	04/2009	5	0	5
Sell		MSC	519	04/2009	6	0	6
Buy	HUF	BCLY	1,010,753	05/2009	0	(253)	(253)
Buy		DUB	2,964,175	05/2009	52	(410)	(358)
Sell		DUB	1,036,900	05/2009	1,029	0	1,029
Buy		HSBC	2,197,367	05/2009	44	(1,837)	(1,793)
Sell		HSBC	9,174,336	05/2009	3,247	(17)	3,230
Buy		JPM	5,237,954	05/2009	50	(304)	(254)
Sell		JPM	1,199,013	05/2009	260	0	260
Sell		BCLY	1,010,753	10/2009	268	0	268
Buy		HSBC	347,303	10/2009	6	0	6
Sell	IDR	BCLY	174,869,164	06/2009	0	(528)	(528)
Sell		BOA	68,525,000	06/2009	0	(790)	(790)
Sell		CITI	193,235,260	06/2009	0	(448)	(448)
Buy		JPM	265,449,040	06/2009	1,280	0	1,280
Sell		RBS	50,600,000	06/2009	0	(275)	(275)
Buy	ILS	BCLY	36,656	06/2009	0	(1,009)	(1,009)
Sell		HSBC	37,142	06/2009	1,327	0	1,327
Buy	INR	BCLY	879	04/2009	0	0	0
Sell		BOA	646	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Sell		CITI	650	04/2009	0	0	0
Sell		DUB	583	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Buy		BOA	660	07/2009	0	0	0
Buy		CITI	662	07/2009	0	0	0
Buy		DUB	583	07/2009	0	0	0
Buy	KWD	BCLY	1,186	04/2009	0	(471)	(471)
Sell		BCLY	1,186	04/2009	50	0	50
Buy	MXN	BCLY	2,287,490	05/2009	332	(6,307)	(5,975)
Sell		BCLY	862,772	05/2009	326	(344)	(18)
Sell		CITI	2,332	05/2009	0	0	0
Buy		HSBC	727,392	05/2009	171	(4,166)	(3,995)
Sell		HSBC	227,550	05/2009	0	(926)	(926)
Buy		JPM	435,543	05/2009	1	(2,254)	(2,253)

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	JPM	61,878	05/2009	$10	$(128)	$(118)
Sell		MLP	483,175	05/2009	0	(494)	(494)
Buy		JPM	3,979	11/2009	0	(1)	(1)
Buy		MLP	483,175	11/2009	513	0	513
Buy	MYR	BCLY	36,800	04/2009	0	(429)	(429)
Sell		BCLY	39,027	04/2009	0	(17)	(17)
Buy		BOA	31,461	04/2009	0	(353)	(353)
Buy		CITI	61,987	04/2009	0	(633)	(633)
Sell		CITI	29,598	04/2009	0	(116)	(116)
Buy		HSBC	71,017	04/2009	0	(447)	(447)
Sell		JPM	48,598	04/2009	41	(232)	(191)
Sell		RBS	18,655	04/2009	0	(115)	(115)
Buy		BCLY	229,191	08/2009	73	(1,480)	(1,407)
Buy	PEN	CITI	21,724	07/2009	44	0	44
Sell		CITI	66,221	07/2009	0	(713)	(713)
Sell		DUB	3,478	07/2009	0	(17)	(17)
Sell	PHP	CITI	72,450	05/2009	6	0	6
Sell		BCLY	268,596	08/2009	0	(101)	(101)
Buy		BOA	148,500	08/2009	42	0	42
Buy		CITI	77,481	08/2009	0	(23)	(23)
Sell		CITI	278,436	08/2009	0	(173)	(173)
Sell		DUB	271,890	08/2009	0	(169)	(169)
Buy	PLN	BCLY	26,189	05/2009	0	(1,393)	(1,393)
Sell		BCLY	156,027	05/2009	1,419	0	1,419
Sell		CITI	24,432	05/2009	80	(307)	(227)
Buy		DUB	166,980	05/2009	0	(9,551)	(9,551)
Sell		DUB	72,613	05/2009	261	(372)	(111)
Buy		HSBC	179,387	05/2009	2,156	(2,043)	113
Sell		HSBC	102,709	05/2009	532	(938)	(406)
Buy		JPM	17,723	05/2009	0	(197)	(197)
Sell		JPM	11,901	05/2009	2,220	0	2,220
Sell		MLP	77,073	05/2009	0	(780)	(780)
Buy		RBS	29,123	05/2009	0	(66)	(66)
Buy		UBS	26,189	05/2009	0	(4,185)	(4,185)
Buy		BCLY	156,027	11/2009	0	(1,479)	(1,479)
Buy		DUB	33	11/2009	0	0	0
Buy		HSBC	30,303	11/2009	0	(303)	(303)
Buy		JPM	15,152	11/2009	0	(151)	(151)
Buy		MLP	77,073	11/2009	776	0	776
Buy	RON	BCLY	104,723	04/2009	1,119	0	1,119
Buy		DUB	4,858	04/2009	88	0	88
Buy		JPM	23,396	04/2009	470	0	470
Sell		JPM	132,977	04/2009	149	(932)	(783)
Sell		BCLY	97,928	05/2009	0	(1,124)	(1,124)
Buy	RUB	BCLY	234,181	05/2009	0	(166)	(166)
Sell		BCLY	99,687	05/2009	385	0	385
Buy		BNP	477,073	05/2009	0	(5,690)	(5,690)
Buy		DUB	265,413	05/2009	0	(3,201)	(3,201)
Sell		DUB	550,295	05/2009	1,885	0	1,885
Sell		HSBC	98,925	05/2009	397	0	397
Buy		JPM	55,679	05/2009	0	(436)	(436)
Sell		JPM	283,439	05/2009	427	(14)	413
Sell		HSBC	250,543	07/2009	133	0	133
Buy		JPM	250,543	07/2009	890	0	890
Buy	SAR	BCLY	15,472	04/2009	0	(64)	(64)
Sell		BCLY	15,472	04/2009	0	(5)	(5)
Buy	SGD	CITI	8,845	04/2009	0	(246)	(246)
Sell		CITI	2,194	04/2009	24	0	24
Buy		DUB	13,264	04/2009	0	(462)	(462)
Sell		DUB	23,222	04/2009	501	0	501
Buy		HSBC	2,691	04/2009	0	(71)	(71)
Sell		HSBC	33,369	04/2009	313	0	313
Buy		JPM	7,376	04/2009	0	(352)	(352)
Buy		RBS	11,554	04/2009	0	(313)	(313)
Buy		UBS	12,995	04/2009	0	(595)	(595)
Buy		DUB	196	06/2009	0	(1)	(1)
Sell		DUB	1,503	07/2009	13	0	13
Buy		HSBC	3,081	07/2009	0	(106)	(106)
Buy	THB	BCLY	1,607,681	06/2009	1,050	0	1,050
Buy		CITI	72,641	06/2009	26	0	26
Sell		CITI	178,550	06/2009	4	0	4
Buy		CSFB	183,230	06/2009	133	0	133

40	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	TRY	BCLY	14,424	07/2009	$0	$(503)	$(503)
Buy		DUB	495	07/2009	4	0	4
Buy		HSBC	7,545	07/2009	92	0	92
Sell		HSBC	34,419	07/2009	0	(869)	(869)
Buy		JPM	71,638	07/2009	654	0	654
Sell		JPM	7,919	07/2009	0	(164)	(164)
Sell	TWD	CITI	596,893	05/2009	477	0	477
Buy		HSBC	102,540	05/2009	28	0	28
Buy	ZAR	BCLY	1,038,990	05/2009	9,427	(61)	9,366
Sell		BCLY	411,056	05/2009	52	(2,506)	(2,454)
Buy		DUB	16,173	05/2009	83	0	83
Buy		HSBC	227,934	05/2009	1,763	0	1,763
Sell		HSBC	1,345	05/2009	1	0	1
Buy		JPM	294,177	05/2009	3,742	0	3,742
Sell		JPM	382,467	05/2009	0	(2,607)	(2,607)
Sell		MLP	750,000	05/2009	0	(1,290)	(1,290)
Buy		UBS	688,903	05/2009	7,759	(6)	7,753
Sell		UBS	68,807	05/2009	0	(581)	(581)
Buy		BCLY	60,906	11/2009	0	(56)	(56)
Buy		DUB	5,984	11/2009	2	0	2
Buy		HSBC	1,345	11/2009	0	(1)	(1)
Buy		JPM	92,266	11/2009	100	0	100
Sell		JPM	6	11/2009	0	0	0
Buy		MLP	750,000	11/2009	1,204	0	1,204

					$61,407	$(82,806)	$(21,399)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$148,465	$1,382,068	$3,248	$1,533,781
Other Financial Instruments ++	98	17,903	(26,351)	(8,350)

Total	$148,563	$1,399,971	$(23,103)	$1,525,431

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$6,013	$(48)	$0	$(2,717)	$0	$3,248
Other Financial Instruments ++	(6,538)	0	0	0	(25,512)	5,699	(26,351)

Total	$(6,538)	$6,013	$(48)	$0	$(28,229)	$5,699	$(23,103)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BERMUDA 0.0%

BW Group Ltd.
6.625% due 06/28/2017		$1,230	$672

Total Bermuda (Cost $1,224)			672

BRAZIL 9.5%

Brazil Government International Bond
5.875% due 01/15/2019		$4,000	3,910
7.125% due 01/20/2037		3,260	3,284
8.000% due 01/15/2018		2,587	2,835
8.250% due 01/20/2034		36,780	41,010
8.750% due 02/04/2025		17,175	19,665
8.875% due 10/14/2019		11,076	13,070
8.875% due 04/15/2024		19,685	22,764
10.125% due 05/15/2027		39,100	50,244
10.250% due 01/10/2028	BRL	8,400	3,331
10.500% due 07/14/2014		$874	1,081
12.500% due 01/05/2016	BRL	2,000	910
12.750% due 01/15/2020		$3,750	5,475

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,974	17,002

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,010

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,254

Vale Overseas Ltd.
6.250% due 01/11/2016		2,300	2,335
6.875% due 11/21/2036		14,540	12,647
8.250% due 01/17/2034		750	747

Total Brazil (Cost $199,613)			214,574

CHILE 1.7%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,030

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,819

CODELCO, Inc.
5.625% due 09/21/2035		7,900	6,900
6.150% due 10/24/2036		8,200	7,772
7.500% due 01/15/2019		10,700	12,186

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,354

Enersis S.A.
7.375% due 01/15/2014		1,098	1,143
7.400% due 12/01/2016		1,250	1,299

Total Chile (Cost $39,034)			39,503

COLOMBIA 4.7%

Colombia Government International Bond
7.375% due 01/27/2017		$36,475	37,095
7.375% due 09/18/2037		18,140	16,281
8.250% due 12/22/2014		24,165	26,944
9.850% due 06/28/2027	COP	600,000	234
10.375% due 01/28/2033		$1,850	2,192
10.750% due 01/15/2013		7,535	8,944
11.750% due 02/25/2020		3,047	3,815
12.000% due 10/22/2015	COP	25,375,000	11,233

Total Colombia (Cost $114,324)			106,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT 0.6%

Petroleum Export Ltd.
4.623% due 06/15/2010	$861	$780
5.265% due 06/15/2011	4,940	4,209

Petroleum Export Ltd. II
6.340% due 06/20/2011	9,448	7,726

Total Egypt (Cost $14,997)		12,715

EL SALVADOR 0.2%

AES El Salvador Trust
6.750% due 02/01/2016	$10,260	5,459

Total El Salvador (Cost $10,144)		5,459

GUATEMALA 0.1%

Guatemala Government Bond
9.250% due 08/01/2013	$2,030	2,187
10.250% due 11/08/2011	771	835

Total Guatemala (Cost $3,106)		3,022

INDIA 0.3%

ICICI Bank Ltd.
5.750% due 01/12/2012	$7,000	6,114

NTPC Ltd.
5.875% due 03/02/2016	1,900	1,626

Total India (Cost $8,843)		7,740

INDONESIA 2.4%

Indonesia Government International Bond
6.875% due 03/09/2017	$27,100	22,767
6.875% due 01/17/2018	3,100	2,488
7.750% due 01/17/2038	175	135

Majapahit Holding BV
7.250% due 10/17/2011	7,405	6,813
7.250% due 06/28/2017	10,600	7,409
7.750% due 10/17/2016	1,050	777
7.875% due 06/29/2037	23,600	13,524

Total Indonesia (Cost $72,528)		53,913

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017	$9,325	5,455
6.875% due 11/04/2011	625	441

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	17,827	13,872

Total Kazakhstan (Cost $27,461)		19,768

MALAYSIA 1.0%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$16,850	16,996
7.750% due 08/15/2015	1,690	1,899

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,281

Total Malaysia (Cost $25,514)		22,176

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 8.6%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	$13,962
5.625% due 11/15/2017		8,400	7,661
5.750% due 01/15/2015		12,700	12,253
8.460% due 12/18/2036	MXN	10,900	555

C5 Capital SPV Ltd.
6.196% due 12/31/2049		$4,835	1,246

C8 Capital SPV Ltd.
6.640% due 12/29/2049		15,200	4,636

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	981

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	795

Mexico Government International Bond
5.950% due 03/19/2019		6,400	6,272
6.750% due 09/27/2034		26,638	25,221
7.500% due 04/08/2033		24,715	25,827
8.000% due 09/24/2022		16,880	18,737
8.300% due 08/15/2031		1,920	2,138

Pemex Finance Ltd.
9.030% due 02/15/2011		14,464	14,828
9.690% due 08/15/2009		463	466

Pemex Project Funding Master Trust
6.625% due 06/15/2035		22,600	16,294
6.625% due 06/15/2038		2,200	1,551
9.125% due 10/13/2010		110	118

Petroleos Mexicanos
8.000% due 05/03/2019		39,500	38,710

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	932
8.750% due 01/31/2016	MXN	10,000	644

Total Mexico (Cost $215,249)			193,827

NETHERLANDS 0.1%

Rabobank Nederland NV
1.646% due 05/19/2010		$100	99

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		1,000	1,015

Total Netherlands (Cost $1,101)			1,114

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	8,883

Total New Zealand (Cost $9,192)			8,883

PANAMA 4.0%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,116

Panama Government International Bond
6.700% due 01/26/2036		11,713	10,337
7.125% due 01/29/2026		22,425	21,304
7.250% due 03/15/2015		120	123
9.375% due 04/01/2029		45,094	49,716

Total Panama (Cost $97,783)			89,596

42	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 0.4%

Peru Government International Bond
6.550% due 03/14/2037		$2,147	$1,932
7.350% due 07/21/2025		1,000	1,010
8.750% due 11/21/2033		4,795	5,395

Total Peru (Cost $8,117)			8,337

PHILIPPINES 2.5%

Philippines Government International Bond
6.375% due 01/15/2032		$3,030	2,727
7.750% due 01/14/2031		10,000	10,262
8.250% due 01/15/2014		600	680
8.375% due 02/15/2011		3,800	4,152
8.375% due 06/17/2019		22,230	24,342
8.875% due 03/17/2015		6,000	6,930
9.875% due 01/15/2019		3,120	3,728
10.625% due 03/16/2025		2,400	3,066

Total Philippines (Cost $54,373)			55,887

QATAR 0.5%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$670	659

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	7,309

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	945
5.838% due 09/30/2027		895	681
6.332% due 09/30/2027		3,250	2,546

Total Qatar (Cost $13,764)			12,140

RUSSIA 18.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$98,910	95,329

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		18,600	19,111

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,650	7,775
6.212% due 11/22/2016		$27,200	20,066
6.510% due 03/07/2022		36,300	23,950
7.288% due 08/16/2037		25,575	16,624
8.625% due 04/28/2034		34,330	31,069

Gazprom International S.A.
7.201% due 02/01/2020		22,644	20,154

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		17,335	15,956

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,265
7.175% due 05/16/2013		6,500	5,350

Russia Government International Bond
7.500% due 03/31/2030		22,031	20,962
12.750% due 06/24/2028		13,275	17,927

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,256
6.625% due 03/20/2017		31,250	20,776
6.875% due 07/18/2011		4,000	3,620
7.500% due 07/18/2016		12,050	8,622

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		250	204
6.103% due 06/27/2012		8,700	7,661
8.700% due 08/07/2018		27,400	23,874

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		$1,000	$728

VTB Capital S.A.
2.870% due 11/02/2009		23,500	22,438
6.609% due 10/31/2012		11,400	9,177
6.875% due 05/29/2018		100	76
7.500% due 10/12/2011		3,000	2,775

VTB Europe Finance BV
2.212% due 10/06/2009		5,000	4,975

Total Russia (Cost $500,561)			413,720

SOUTH AFRICA 1.8%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,550
5.875% due 05/30/2022		$5,690	5,093
6.500% due 06/02/2014		14,580	14,653
7.375% due 04/25/2012		5,580	5,775

Total South Africa (Cost $40,757)			41,071

SOUTH KOREA 0.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$3,300	3,295
4.500% due 08/12/2009		1,300	1,296

Korea Development Bank
1.542% due 10/20/2009		4,192	4,134
5.300% due 01/17/2013		2,800	2,603

Total South Korea (Cost $11,514)			11,328

SWITZERLAND 0.3%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	2,032

UBS AG
5.750% due 04/25/2018		5,400	4,527

Total Switzerland (Cost $7,447)			6,559

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,200	7,313

Total Trinidad And Tobago (Cost $10,149)			7,313

TUNISIA 1.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	6,650
4.750% due 04/07/2011		450	589
7.375% due 04/25/2012		$16,022	16,262
8.250% due 09/19/2027		1,680	1,563

Total Tunisia (Cost $27,324)			25,064

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,279
9.000% due 06/30/2011		1,600	1,724

Total Turkey (Cost $3,015)			3,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.1%

Ukraine Government International Bond
6.875% due 03/04/2011		$250	$138
7.650% due 06/11/2013		3,520	1,619

Total Ukraine (Cost $3,773)			1,757

UNITED KINGDOM 1.8%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	416
7.700% due 04/29/2049		11,300	4,972

C5 Capital SPV Ltd.
6.196% due 12/01/2049		2,100	736

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	1,999

GTL Trade Finance, Inc.
7.250% due 10/20/2017		31,310	26,926

HBOS PLC
6.750% due 05/21/2018		7,500	5,796

Total United Kingdom (Cost $57,438)			40,845

UNITED STATES 38.4%

ASSET-BACKED SECURITIES 0.1%

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		$800	305
5.726% due 10/25/2036		500	351
6.000% due 07/25/2047		455	296

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		275	181

			1,133

CORPORATE BONDS & NOTES 9.7%

American International Group, Inc.
1.252% due 10/18/2011		10,000	5,237
4.950% due 03/20/2012		500	245
5.000% due 06/26/2017	EUR	700	293
5.750% due 03/15/2067	GBP	1,300	158
8.175% due 05/15/2058		$15,400	1,313
8.250% due 08/15/2018		1,700	729
8.625% due 05/22/2038	GBP	200	28

Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,261
8.000% due 12/29/2049		27,400	10,987
8.125% due 12/29/2049		13,700	5,635

Bank of America N.A.
1.600% due 06/15/2016		500	318

Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	619
5.700% due 11/15/2014		155	148

Citigroup Capital XXI
8.300% due 12/21/2057		13,660	6,592

Citigroup, Inc.
5.500% due 04/11/2013		11,900	10,468
6.125% due 11/21/2017		13,000	11,296
8.400% due 04/29/2049		16,550	9,374

General Electric Capital Corp.
5.875% due 01/14/2038		21,300	15,275
6.875% due 01/10/2039		10,800	8,842

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		500	341
5.950% due 01/18/2018		8,000	7,279
6.150% due 04/01/2018		4,350	3,983
6.750% due 10/01/2037		21,325	14,472

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
2.042% due 06/10/2011	$9,700	$9,221

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	600	562

Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	200	214

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	23,850	18,694

Morgan Stanley
1.392% due 01/18/2011	5,000	4,515
5.950% due 12/28/2017	26,300	23,946
6.000% due 04/28/2015	19,100	18,072

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	100	98

Pemex Project Funding Master Trust
1.864% due 12/03/2012	1,200	1,017
2.620% due 06/15/2010	2,300	2,208

SLM Corp.
5.375% due 05/15/2014	900	467

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,000	4,815

Wachovia Bank N.A.
2.138% due 05/14/2010	12,130	11,725

Wachovia Corp.
5.500% due 05/01/2013	4,400	4,062
5.750% due 02/01/2018	1,000	888

Wells Fargo Bank N.A.
4.750% due 02/09/2015	500	428

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	2,050

		219,875

MORTGAGE-BACKED SECURITIES 2.8%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	730	459

American Home Mortgage Assets
0.712% due 05/25/2046	1,769	625
0.712% due 09/25/2046	589	228
2.333% due 02/25/2047	854	259
2.553% due 11/25/2046	1,068	317

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	1,442
5.658% due 06/10/2049	3,900	2,657
5.745% due 02/10/2051	4,500	3,211

Banc of America Funding Corp.
5.357% due 11/20/2035	642	388
5.888% due 04/25/2037	700	437

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	114	88
5.735% due 02/25/2036	435	227

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	806	417

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,500	1,036

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,234	1,630
4.699% due 03/25/2034	181	143
5.664% due 07/25/2046	556	272

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	2,669

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	1,375	526
0.692% due 01/25/2037	600	214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.702% due 05/25/2047	$4,075	$1,327
0.725% due 02/20/2047	1,421	505
0.732% due 07/25/2046	265	95
0.740% due 12/20/2046	2,179	707
0.772% due 09/25/2046	700	63
0.852% due 11/20/2035	704	284
1.032% due 11/20/2035	500	63
2.633% due 12/25/2035	921	399
2.633% due 02/25/2036	855	347
5.750% due 03/25/2037	500	225
6.250% due 11/25/2036	568	322

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	304	131
0.872% due 02/25/2036	499	90
5.390% due 02/25/2047	490	208
5.543% due 04/20/2036	468	277
5.594% due 03/25/2037	476	205
6.080% due 09/25/2047	341	174

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	262

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	1,377	1,069

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	253
6.172% due 06/25/2036	800	424

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	823	734
0.602% due 02/25/2037	949	865
0.602% due 03/25/2037	844	808
5.000% due 10/25/2018	518	500
5.500% due 12/25/2035	700	225
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	500	154
5.886% due 10/25/2036	500	170
6.300% due 07/25/2036	700	369

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	334	133
0.756% due 09/19/2046	422	160
0.796% due 03/19/2036	6,781	2,481
5.908% due 08/19/2036	299	141

Homebanc Mortgage Trust
5.871% due 04/25/2037	600	260

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	979	669

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	619	221

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	600	295

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	600	213
0.732% due 05/25/2046	200	71
0.762% due 07/25/2035	175	72
0.822% due 06/25/2037	468	152
5.446% due 10/25/2035	537	300
5.885% due 06/25/2036	600	227

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	1,942
5.429% due 12/12/2043	2,060	1,394
5.747% due 02/12/2049	2,100	1,491
5.794% due 02/12/2051	3,600	2,392

JPMorgan Mortgage Trust
4.869% due 04/25/2035	522	405
5.373% due 08/25/2035	600	330
5.399% due 11/25/2035	776	590

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	2,750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Luminent Mortgage Trust
0.692% due 12/25/2036	$940	$330
0.702% due 12/25/2036	455	147
0.722% due 10/25/2046	337	139

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	529	191

MASTR Alternative Loans Trust
0.922% due 03/25/2036	304	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	4,459	2,474

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	636	456

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	3,356

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	229	167

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	276

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	521	187
0.792% due 05/25/2046	1,000	121
0.822% due 08/25/2035	411	179
0.922% due 10/25/2045	435	176

Residential Asset Securitization Trust
0.922% due 01/25/2046	701	319

Sequoia Mortgage Trust
5.546% due 01/20/2047	281	164

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	533
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	600	262
6.000% due 10/25/2037	498	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	3,820	1,346
0.742% due 05/25/2046	587	211

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	1,754	1,573
5.970% due 09/25/2036	600	274

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,646	526
2.373% due 01/25/2047	902	280
2.393% due 04/25/2047	1,163	461
2.453% due 12/25/2046	693	221
3.705% due 01/25/2047	320	125
3.742% due 03/25/2034	549	393
5.307% due 01/25/2037	585	283
5.485% due 04/25/2037	406	206
5.580% due 12/25/2036	379	201
5.588% due 12/25/2036	1,157	579
5.653% due 05/25/2037	905	484
5.930% due 09/25/2036	608	345

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	392	146

		63,170

	SHARES
PIMCO FUNDS (c) 5.1%

Short-Term Floating NAV Portfolio	11,527,679	115,334

44	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 20.7%

Fannie Mae
5.500% due 03/01/2036 - 09/01/2038		$121,264	$126,004
5.500% due 05/01/2037 - 11/01/2038 (e)		148,003	153,788
6.000% due 08/01/2037 - 12/01/2038		25,121	26,271
6.000% due 09/01/2037 - 01/01/2038 (f)		80,425	84,106
6.000% due 10/01/2038 (e)		72,061	75,360

Freddie Mac
5.500% due 07/01/2038 - 08/01/2038 (f)		2,709	2,814

			468,343

Total United States (Cost $976,219)			867,855

URUGUAY 1.0%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	85,559	2,450
7.625% due 03/21/2036		$200	161
8.000% due 11/18/2022		16,498	14,960
9.250% due 05/17/2017		5,000	5,325

Total Uruguay (Cost $27,187)			22,896

VENEZUELA 2.8%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,660	9,937
5.375% due 04/12/2027		12,100	4,265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Venezuela Government International Bond
2.122% due 04/20/2011	$26,640	$19,361
6.000% due 12/09/2020	15,190	6,638
7.650% due 04/21/2025	5,140	2,326
9.375% due 01/13/2034	8,130	4,207
10.750% due 09/19/2013	21,600	15,714

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	3,500	105

Total Venezuela (Cost $103,253)		62,553

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,245

Total Vietnam (Cost $4,289)		3,245

SHORT-TERM INSTRUMENTS 7.0%

REPURCHASE AGREEMENTS 1.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$4,777	4,777
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $4,873. Repurchase proceeds are $4,777.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$20,000	$20,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $20,360. Repurchase proceeds are $20,000.)
0.190% due 04/01/2009	10,700	10,700
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $10,961. Repurchase proceeds are $10,700.)

		35,477

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)	11,945	11,943

U.S. TREASURY BILLS 4.9%
0.178% due 04/02/2009 - 06/11/2009 (a)(d)	109,835	109,825

Total Short-Term Instruments (Cost $157,245)		157,245

Total Investments 111.5% (Cost $2,846,538)		$2,520,518

Written Options (h) (0.0%) (Premiums $3,304)		(913)

Other Assets and Liabilities (Net) (11.5%)		(259,862)

Net Assets 100.0%		$2,259,743

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Emerging Markets Bond Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $103,748 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $257,467 at a weighted average interest rate of 0.862%. On March 31, 2009, securities valued at $229,148 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $5,769 and cash of $8,685 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	91	$710
90-Day Eurodollar December Futures	Long	12/2009	1,818	7,848
90-Day Eurodollar December Futures	Long	12/2010	8,249	6,422

				$14,980

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BNP	(0.970%	)	03/20/2018	2.454%	$4,000	$400	$0	$400
Goldman Sachs Group, Inc.	BOA	(0.970%	)	03/20/2018	2.454%	3,000	300	0	300
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%	2,800	280	0	280
Morgan Stanley	BCLY	(1.040%	)	06/20/2015	3.543%	1,900	231	0	231
Morgan Stanley	BOA	(1.200%	)	06/20/2015	3.543%	1,700	194	0	194
Morgan Stanley	BOA	(1.210%	)	06/20/2015	3.543%	1,000	113	0	113
Ukraine Government International Bond	CITI	(15.000%	)	10/20/2018	38.206%	3,000	1,113	0	1,113

							$2,631	$0	$2,631

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	22.909%	$16,000	$(6,795)	$0	$(6,795)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	1.238%	5,000	126	0	126
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	6,500	(171)	0	(171)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	8,000	(209)	0	(209)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	5,900	139	0	139
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	5,500	118	0	118
Brazil Government International Bond	JPM	0.410%	04/20/2009	0.709%	13,480	23	0	23
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	16,500	(1,206)	0	(1,206)
Brazil Government International Bond	UBS	1.030%	07/20/2017	3.436%	3,875	(596)	0	(596)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%	6,600	(2,650)	0	(2,650)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	3.673%	4,500	(388)	0	(388)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	3.673%	2,000	(172)	0	(172)
Colombia Government International Bond	JPM	1.060%	01/20/2012	3.551%	5,000	(316)	0	(316)
Colombia Government International Bond	MSC	1.640%	08/20/2011	3.420%	6,200	(239)	0	(239)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%	3,000	(189)	0	(189)
Ford Motor Credit Co. LLC	DUB	6.500%	06/20/2009	20.143%	2,900	(82)	0	(82)
Ford Motor Credit Co. LLC	GSC	6.600%	06/20/2009	20.143%	3,550	(99)	0	(99)
Ford Motor Credit Co. LLC	GSC	6.700%	06/20/2009	20.143%	7,850	(217)	0	(217)
Indonesia Government International Bond	BCLY	1.000%	06/20/2009	3.862%	13,480	(83)	0	(83)
Indonesia Government International Bond	CITI	0.950%	06/20/2009	3.862%	1,500	(9)	0	(9)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	5.949%	6,200	(656)	0	(656)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	5.800%	1,300	(247)	0	(247)
Indonesia Government International Bond	DUB	1.540%	12/20/2011	5.949%	2,650	(283)	0	(283)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%	7,000	(750)	0	(750)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	5.800%	9,900	(1,805)	0	(1,805)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%	3,100	(561)	0	(561)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	5.800%	2,000	(352)	0	(352)
Indonesia Government International Bond	RBS	2.345%	12/20/2016	5.800%	16,575	(3,100)	0	(3,100)
Indonesia Government International Bond	RBS	2.430%	12/20/2016	5.800%	2,000	(365)	0	(365)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	5.887%	8,000	(996)	0	(996)
JSC Gazprom	MSC	0.980%	05/20/2009	8.794%	1,500	(11)	0	(11)
Malaysia Government International Bond	JPM	0.380%	06/20/2009	1.400%	13,480	(30)	0	(30)
Mexico Government International Bond	BCLY	2.970%	11/20/2009	2.405%	5,000	81	0	81
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,400	17	0	17
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	HSBC	2.900%	12/20/2009	2.497%	1,000	11	0	11
Mexico Government International Bond	JPM	3.000%	12/20/2009	2.497%	4,000	50	0	50
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	10,000	128	0	128
Mexico Government International Bond	RBS	2.850%	12/20/2009	2.497%	3,000	33	0	33
Mexico Government International Bond	UBS	4.780%	03/20/2014	3.847%	15,000	649	0	649
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%	2,700	(526)	0	(526)
Panama Government International Bond	DUB	0.500%	04/20/2009	2.727%	13,480	14	0	14
Peru Government International Bond	BCLY	1.920%	03/20/2013	3.346%	5,000	(252)	0	(252)
Peru Government International Bond	MSC	1.220%	10/20/2011	3.078%	6,350	(251)	0	(251)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.729%	3,000	(289)	0	(289)
Petroleos Mexicanos	JPM	1.130%	04/20/2016	4.492%	26,250	(4,632)	0	(4,632)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%	5,500	(288)	0	(288)
Philippines Government International Bond	BCLY	2.250%	09/20/2012	3.600%	6,500	(272)	0	(272)
Philippines Government International Bond	BCLY	2.320%	03/20/2013	3.600%	35,000	(1,560)	0	(1,560)
Philippines Government International Bond	BCLY	2.300%	06/20/2013	3.600%	7,000	(334)	0	(334)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%	1,250	(91)	0	(91)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%	1,250	(89)	0	(89)
Philippines Government International Bond	CITI	1.950%	03/20/2013	3.600%	30,000	(1,735)	0	(1,735)
Philippines Government International Bond	CITI	2.000%	03/20/2013	3.600%	18,550	(1,040)	0	(1,040)
Philippines Government International Bond	CITI	2.140%	03/20/2013	3.600%	8,000	(408)	0	(408)
Philippines Government International Bond	CITI	2.340%	03/20/2013	3.600%	9,600	(421)	0	(421)
Philippines Government International Bond	CITI	2.380%	03/20/2013	3.600%	17,000	(721)	0	(721)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%	24,100	(2,959)	0	(2,959)
Philippines Government International Bond	CITI	2.730%	03/20/2018	3.650%	21,300	(1,290)	0	(1,290)
Philippines Government International Bond	CITI	2.770%	06/20/2018	3.650%	20,800	(1,227)	0	(1,227)
Philippines Government International Bond	CITI	2.830%	06/20/2018	3.650%	7,000	(384)	0	(384)
Philippines Government International Bond	DUB	2.340%	03/20/2013	3.600%	13,700	(601)	0	(601)
Philippines Government International Bond	MSC	1.770%	09/20/2012	3.600%	1,900	(109)	0	(109)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%	6,200	(477)	0	(477)
Philippines Government International Bond	MSC	2.860%	03/20/2018	3.650%	5,000	(259)	0	(259)
Philippines Government International Bond	UBS	1.790%	09/20/2012	3.600%	7,960	(450)	0	(450)
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	3.438%	3,800	14	0	14
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	5,400	6	0	6
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	10,000	39	0	39
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	3.438%	1,100	1	0	1
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.438%	2,000	6	0	6
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.438%	3,000	13	0	13

46	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%	$6,900	$(1,123)	$0	$(1,123)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	7.870%	5,000	(694)	0	(694)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%	13,000	(2,058)	0	(2,058)
Russia Government International Bond	ABN	2.990%	08/24/2014	4.925%	8,125	(664)	0	(664)
Russia Government International Bond	BCLY	7.000%	11/20/2009	5.245%	5,000	204	0	204
Russia Government International Bond	CSFB	11.000%	06/20/2009	4.950%	14,900	692	0	692
Russia Government International Bond	HSBC	11.000%	06/20/2009	4.950%	14,000	646	0	646
Russia Government International Bond	JPM	0.645%	04/20/2009	4.944%	13,480	7	0	7
Russia Government International Bond	JPM	10.000%	06/20/2009	4.950%	3,500	143	0	143
Russia Government International Bond	JPM	2.380%	09/20/2013	5.085%	14,300	(1,446)	0	(1,446)
Russia Government International Bond	JPM	7.620%	03/20/2014	5.005%	20,000	2,256	0	2,256
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%	1,350	(141)	0	(141)
Ukraine Government International Bond	CITI	2.320%	08/20/2017	38.930%	5,000	(3,369)	0	(3,369)
Ukraine Government International Bond	HSBC	0.690%	04/20/2009	71.885%	4,000	(142)	0	(142)
Ukraine Government International Bond	MSC	1.560%	04/20/2009	71.885%	13,480	(419)	0	(419)
Ukraine Government International Bond	MSC	1.410%	11/20/2010	59.662%	10,000	(5,285)	0	(5,285)
Ukraine Government International Bond	MSC	1.790%	11/20/2012	48.897%	20,000	(12,541)	0	(12,541)
Ukraine Government International Bond	MSC	2.030%	11/20/2012	48.897%	5,000	(3,115)	0	(3,115)
Ukraine Government International Bond	MSC	2.580%	11/20/2017	38.740%	10,000	(6,641)	0	(6,641)
Ukraine Government International Bond	UBS	1.480%	03/20/2012	52.108%	2,900	(1,807)	0	(1,807)
Ukraine Government International Bond	UBS	1.950%	06/20/2017	39.058%	2,000	(1,352)	0	(1,352)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%	12,000	(657)	0	(657)

						$(79,276)	$0	$(79,276)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$1,100	$(139)	$(179)	$40
CDX.EM-10 Index	DUB	3.350%	12/20/2013	26,500	(3,349)	(4,544)	1,195
CDX.EM-10 Index	MLP	3.350%	12/20/2013	24,000	(3,033)	(3,576)	543
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	20,807	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	50	0	50
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	11,900	(4,007)	(1,973)	(2,034)

					$(10,467)	$(10,272)	$(195)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	72,700	$486	$228	$258
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		38,100	255	137	118
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		43,400	290	164	126
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	383	(186)	569
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	423	(71)	494
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	979	(185)	1,164
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI	MXN	344,400	1,443	(182)	1,625
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	217	(58)	275
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	466	0	466

							$4,942	$(153)	$5,095

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	927	$670	$637
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	64	12	15
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	991	1,634	212

				$2,316	$864

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$39,300	$79	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	39,300	204	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,100	22	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,100	20	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,300	122	22
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	22,100	91	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	22,100	114	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,400	42	7
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	14,000	15	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	14,000	111	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	9,100	10	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	9,100	72	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	24,600	86	9

							$988	$49

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,122	$0	$1,067
Sales	5,111	219,500	5,145
Closing Buys	(1,749)	0	(1,384)
Expirations	(2,502)	0	(1,524)
Exercised	0	0	0

Balance at 03/31/2009	1,982	$219,500	$3,304

(i)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	12/01/2024	$500	$515	$519

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(93)	$(93)
Sell		BCLY	18,149	04/2009	0	(19)	(19)
Sell	BRL	HSBC	54,735	06/2009	0	(850)	(850)
Buy		UBS	9,654	06/2009	0	(86)	(86)
Sell	CLP	BCLY	1,239,857	05/2009	21	0	21
Buy		CITI	1,300,184	05/2009	0	(33)	(33)
Sell		DUB	1,300,184	05/2009	0	(228)	(228)
Buy		JPM	1,239,857	05/2009	0	(471)	(471)
Buy		BCLY	1,239,857	11/2009	0	(28)	(28)
Sell		CITI	1,300,184	11/2009	39	0	39
Buy	CNY	BCLY	57,280	09/2009	119	0	119
Buy		CITI	36,926	09/2009	94	0	94
Buy		DUB	167,549	09/2009	387	0	387
Buy		HSBC	74,676	09/2009	180	0	180
Buy		JPM	83,591	09/2009	238	0	238
Sell	COP	CITI	32,025,818	05/2009	642	0	642
Sell	EUR	HSBC	24,582	04/2009	0	(1,616)	(1,616)
Buy		RBS	361	04/2009	0	(7)	(7)
Buy		UBS	274	04/2009	14	0	14

48	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	DUB	1,816	04/2009	$27	$0	$27
Sell		MSC	3,038	04/2009	36	0	36
Buy	HKD	BCLY	68	06/2009	0	0	0
Buy		BOA	67	06/2009	0	0	0
Buy		HSBC	68	06/2009	0	0	0
Buy		JPM	183	06/2009	0	0	0
Buy	HUF	BCLY	5,248,047	05/2009	0	(1,315)	(1,315)
Sell		BCLY	871,698	05/2009	206	0	206
Sell		HSBC	4,376,349	05/2009	918	0	918
Sell		BCLY	5,248,047	10/2009	1,394	0	1,394
Sell	IDR	BCLY	5,357,230	06/2009	0	(19)	(19)
Buy	KWD	BCLY	1,355	04/2009	0	(538)	(538)
Sell		BCLY	1,355	04/2009	57	0	57
Buy	MXN	BCLY	3,771	05/2009	3	0	3
Sell		CITI	13,799	05/2009	299	0	299
Buy		HSBC	425,916	05/2009	2,286	(2)	2,284
Sell		HSBC	32,472	05/2009	0	(133)	(133)
Buy		JPM	3,720	05/2009	3	0	3
Sell		JPM	304,405	05/2009	1,986	0	1,986
Buy		JPM	3,490	11/2009	0	(1)	(1)
Buy	MYR	BCLY	35	04/2009	0	0	0
Sell		BCLY	119	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	105	04/2009	0	(1)	(1)
Buy		HSBC	142	04/2009	0	(1)	(1)
Buy		BCLY	535	08/2009	0	(3)	(3)
Sell	PHP	CITI	465	08/2009	0	0	0
Buy	PLN	DUB	9,837	05/2009	0	(98)	(98)
Sell		DUB	10,596	05/2009	759	0	759
Buy		HSBC	663	05/2009	0	(85)	(85)
Buy		JPM	96	05/2009	0	(1)	(1)
Buy		DUB	50	11/2009	0	0	0
Sell		DUB	9,837	11/2009	99	0	99
Buy	RUB	BCLY	1,193	05/2009	0	(1)	(1)
Sell		BCLY	79,385	05/2009	199	0	199
Buy		JPM	13,947	05/2009	0	(109)	(109)
Sell		JPM	43,476	05/2009	79	0	79
Buy		UBS	107,721	05/2009	0	(1,296)	(1,296)
Buy	SAR	BCLY	18,635	04/2009	0	(77)	(77)
Sell		BCLY	18,635	04/2009	0	(6)	(6)
Buy	SGD	CITI	1,314	04/2009	0	(37)	(37)
Sell		CITI	2,068	04/2009	23	0	23
Buy		DUB	841	04/2009	0	(17)	(17)
Buy		HSBC	322	04/2009	0	(8)	(8)
Sell		HSBC	18,639	04/2009	197	0	197
Buy		RBS	566	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		CITI	11,669	07/2009	0	(285)	(285)
Buy		HSBC	492	07/2009	0	(17)	(17)
Buy		JPM	10,191	07/2009	0	(71)	(71)
Sell	TRY	JPM	23,043	07/2009	0	(78)	(78)
Buy	ZAR	BCLY	284	05/2009	4	0	4
Sell		BCLY	284	05/2009	0	0	0
Buy		BCLY	284	11/2009	0	0	0

					$10,309	$(7,651)	$2,658

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$115,335	$2,402,734	$2,449	$2,520,518
Short Sales, at value	0	(519)	0	(519)
Other Financial Instruments ++	14,980	(70,126)	126	(55,020)

Total	$130,315	$2,332,089	$2,575	$2,464,979

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments Emerging Markets Bond Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$310	$(29)	$0	$(2,056)	$4,224	$2,449
Other Financial Instruments ++	(498)	0	0	0	(3,190)	3,814	126

Total	$(498)	$310	$(29)	$0	$(5,246)	$8,038	$2,575

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

50	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.4%

Medallion Trust
1.379% due 05/25/2035		$3,818	$3,332

National Australia Bank Ltd.
1.691% due 02/08/2010		1,400	1,400

Puma Finance Ltd.
1.321% due 02/21/2038		5,639	5,088
3.272% due 08/22/2037	AUD	8,936	5,774
3.510% due 07/12/2036		2,306	1,517

Seven Media Group
5.365% due 02/07/2013		5,736	1,974
6.267% due 02/07/2013		1,373	473

Torrens Trust
3.587% due 10/19/2038		11,336	7,168

Total Australia (Cost $37,567)			26,726

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$7,500	6,896

Total Bermuda (Cost $7,199)			6,896

CANADA 6.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	15,637

Canada Government Bond
8.000% due 06/01/2023		2,100	2,540

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	2,615

Honda Canada Finance, Inc.
0.827% due 03/26/2012		27,000	18,516

Master Credit Card Trust
5.297% due 08/21/2012		5,500	4,583

Province of Ontario Canada
4.700% due 06/02/2037		21,300	16,629
5.600% due 06/02/2035		2,600	2,263
5.850% due 03/08/2033		11,100	9,813
6.200% due 06/02/2031		5,500	5,072
6.500% due 03/08/2029		9,600	9,080

Province of Quebec Canada
5.750% due 12/01/2036		10,200	8,824

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,329

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	9,199

Total Canada (Cost $130,115)			119,381

CAYMAN ISLANDS 1.8%

Calabash Re Ltd.
9.720% due 01/08/2010		$2,450	2,365

Foundation Re II Ltd.
7.988% due 11/26/2010		1,500	1,438

Green Valley Ltd.
6.329% due 01/10/2011	EUR	3,100	3,949

Longpoint Re Ltd.
6.570% due 05/08/2010		$3,300	3,206

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$8,000	$6,434

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,153

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,270

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$5,900	5,682

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,200	2,591
6.164% due 01/29/2049	GBP	1,230	671

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $41,835)			34,491

DENMARK 0.0%

Realkredit Danmark A/S
5.000% due 10/01/2038	DKK	5,218	879

Total Denmark (Cost $895)			879

FRANCE 5.5%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	2,575

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	1,774

France Government Bond
4.000% due 10/25/2038	EUR	21,000	27,361
4.250% due 04/25/2019		5,700	7,961
4.750% due 04/25/2035		10,700	15,471
5.500% due 04/25/2010		5,500	7,654
5.500% due 10/25/2010		900	1,274
5.750% due 10/25/2032		8,300	13,484

French Treasury Notes
2.500% due 07/12/2010		1,300	1,756
3.000% due 01/12/2011		2,000	2,734
3.750% due 09/12/2010		4,200	5,781

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$10,800	10,106
6.625% due 04/04/2018		6,400	5,878

Total France (Cost $116,708)			104,809

GERMANY 3.7%

Republic of Germany
4.000% due 01/04/2037	EUR	18,600	25,018
4.250% due 07/04/2039		11,800	16,756
4.750% due 07/04/2034		11,700	17,232
5.500% due 01/04/2031		3,200	5,102
6.250% due 01/04/2030		3,640	6,274

Total Germany (Cost $65,887)			70,382

IRELAND 0.8%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		1,800	2,059

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	$1,613

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	4,847	4,483

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,600	3,322

Total Ireland (Cost $18,583)			15,101

ITALY 1.1%

Asset-Backed European Securitisation Transaction SRL
3.048% due 10/01/2015	EUR	12,853	16,545

Locat Securitisation Vehicle SRL
1.867% due 12/12/2024		3,417	4,205

Total Italy (Cost $23,801)			20,750

JAPAN 16.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	995,940	8,713
1.000% due 06/10/2016		2,691,900	23,496
1.100% due 12/10/2016		5,987,110	52,351
1.200% due 03/10/2017		171,020	1,493
1.200% due 06/10/2017		10,544,730	91,341
1.200% due 12/10/2017		4,038,060	34,857

Japan Government International Bond
2.400% due 03/20/2034		580,000	6,242
2.500% due 09/20/2035		910,000	9,996
2.500% due 03/20/2036		210,000	2,302
2.500% due 09/20/2036		4,780,000	52,424
2.500% due 09/20/2037		3,340,000	36,876

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	1,787

Total Japan (Cost $317,644)			322,235

JERSEY, CHANNEL ISLANDS 0.3%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	3,900	1,679

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	90	27

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	3,312

Total Jersey, Channel Islands (Cost $13,029)			5,018

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	4,925

Total Luxembourg (Cost $5,998)			4,925

NETHERLANDS 2.7%

Arena BV
1.760% due 12/17/2064	EUR	2,865	3,459

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,716

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Globaldrive BV
1.334% due 06/20/2015	EUR	4,984	$6,128
1.494% due 06/20/2015		1,500	1,339

ING Bank NV
3.900% due 03/19/2014		$15,500	15,629

Netherlands Government Bond
4.000% due 07/15/2019	EUR	11,200	15,263
5.500% due 07/15/2010		3,100	4,340

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$1,400	1,394
6.125% due 08/17/2026		2,400	2,373

Total Netherlands (Cost $54,624)			51,641

NEW ZEALAND 0.6%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,475

Total New Zealand (Cost $12,928)			12,475

NORWAY 0.6%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	10,996

Total Norway (Cost $12,312)			10,996

PORTUGAL 0.6%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	10,805

Total Portugal (Cost $12,413)			10,805

QATAR 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	826

Total Qatar (Cost $821)			826

RUSSIA 0.5%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	610

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$9,779	9,001

Total Russia (Cost $10,454)			9,611

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	5,982

Total South Korea (Cost $8,162)			5,982

SPAIN 0.6%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	399

Bankinter S.A.
5.000% due 05/14/2010		4,750	6,449

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	$3,855

Total Spain (Cost $14,809)			10,703

SWITZERLAND 3.4%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	27,671

UBS AG
2.219% due 06/19/2010		11,500	10,854
5.750% due 04/25/2018		24,000	20,122
5.875% due 12/20/2017		7,500	6,466

Total Switzerland (Cost $71,400)			65,113

UNITED KINGDOM 14.5%

Barclays Bank PLC
6.050% due 12/04/2017		$19,100	15,053
7.434% due 09/29/2049		7,500	3,120
7.700% due 04/29/2049		6,300	2,772
8.250% due 02/28/2049	GBP	2,400	1,808

HBOS PLC
6.750% due 05/21/2018		$4,000	3,091

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Lloyds Banking Group PLC
5.920% due 09/29/2049		8,400	1,554

Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		8,500	8,483

Opera Finance PLC
2.802% due 01/15/2015	EUR	4,350	3,320

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,368

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,365
6.250% due 05/06/2018		8,000	6,963

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	9,100	2,781

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	951

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	11,842

United Kingdom Gilt
4.000% due 09/07/2016		1,000	1,557
4.250% due 06/07/2032		20,000	29,681
4.250% due 03/07/2036		9,900	14,313
4.500% due 03/07/2019		8,900	14,213
4.750% due 09/07/2015		38,700	62,381
4.750% due 03/07/2020		36,200	58,611
4.750% due 12/07/2038		4,700	7,410
5.000% due 03/07/2025		300	487
8.000% due 12/07/2015		100	191
8.000% due 06/07/2021		4,585	9,612
8.750% due 08/25/2017		900	1,853

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,159

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	364

Total United Kingdom (Cost $319,618)			277,524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 77.8%

ASSET-BACKED SECURITIES 2.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030	$3,025	$2,463

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	140	124

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	8	3
1.222% due 10/25/2031	4	3

Argent Securities, Inc.
0.572% due 10/25/2036	689	662

Asset-Backed Funding Certificates
0.582% due 10/25/2036	541	524
0.872% due 06/25/2034	4,406	2,200

Bear Stearns Asset-Backed Securities Trust
0.972% due 03/25/2043	17	15

Carrington Mortgage Loan Trust
0.842% due 10/25/2035	195	169

CIT Group Home Equity Loan Trust
0.812% due 03/25/2033	7	6

Citigroup Mortgage Loan Trust, Inc.
0.592% due 05/25/2037 (m)	1,073	836
0.622% due 10/25/2036	272	241

Community Program Loan Trust
4.500% due 10/01/2018	479	481

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	527	384
6.681% due 12/01/2033	446	364

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047	851	819
0.572% due 06/25/2047	149	133
0.622% due 09/25/2047	4,843	4,135
0.702% due 09/25/2036	435	303
0.862% due 12/25/2036	230	132
1.002% due 12/25/2031	3	1

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	3	1

Fremont Home Loan Trust
0.592% due 02/25/2037	565	555

GSAMP Trust
0.812% due 03/25/2034	11	11

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	709	526

Home Equity Asset Trust
1.122% due 11/25/2032	1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037	542	83

HSI Asset Securitization Corp. Trust
0.632% due 04/25/2037	224	173

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	99	94

Lehman XS Trust
0.592% due 05/25/2046	53	52
0.602% due 06/25/2046	58	57
0.602% due 11/25/2046	4,015	3,755
0.672% due 04/25/2037	7,701	4,636
0.752% due 06/25/2046	667	118
0.762% due 11/25/2046	731	136
0.842% due 11/25/2046	1,000	181

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	360	148

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	91	84

52	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	$71	$69
0.592% due 08/25/2036	927	873
0.592% due 07/25/2037	2,219	2,011
0.602% due 09/25/2037	1,117	1,019
0.642% due 02/25/2037	197	163

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	103	84

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037	1,100	419

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037	315	261

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	296	225

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	961	526

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	185	159
0.602% due 10/25/2036	1,930	1,788

Residential Asset Securities Corp.
0.592% due 02/25/2037	227	200
0.602% due 10/25/2036	877	857
1.022% due 07/25/2032	51	23

SACO I, Inc.
0.582% due 05/25/2036	412	245

Saxon Asset Securities Trust
0.582% due 10/25/2046	1,749	1,680
1.042% due 08/25/2032	1	1

SBI HELOC Trust
0.692% due 08/25/2036	2,775	2,450

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	543	480

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	111	90
0.602% due 01/25/2037	76	73

Structured Asset Securities Corp.
0.812% due 01/25/2033	13	7
0.922% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036	442	363

Wells Fargo Home Equity Trust
0.752% due 10/25/2035	1,624	1,452
0.762% due 11/25/2035	1,041	1,010

		41,145

BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
4.560% due 08/03/2012	21,763	11,739

Ford Motor Co.
3.560% due 12/16/2013	753	363

		12,102

CORPORATE BONDS & NOTES 32.9%

Ace INA Holdings, Inc.
5.600% due 05/15/2015	1,500	1,401
5.875% due 06/15/2014	1,000	980

Allstate Life Global Funding II
1.901% due 05/21/2010	17,700	16,870

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	6,800	6,586

American Express Bank FSB
0.714% due 06/12/2012	3,500	2,672
5.500% due 04/16/2013	13,700	11,831

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Co.
7.000% due 03/19/2018		$15,500	$13,704

American Express Credit Corp.
1.920% due 05/27/2010		2,300	2,172
5.875% due 05/02/2013		4,100	3,604

American International Group, Inc.
4.250% due 05/15/2013		1,100	445
4.875% due 03/15/2067	EUR	5,200	587
5.850% due 01/16/2018		$7,900	3,098
8.000% due 05/22/2038	EUR	18,700	2,733
8.175% due 05/15/2058		$12,900	1,100
8.250% due 08/15/2018		5,000	2,143

AT&T, Inc.
6.300% due 01/15/2038		2,900	2,558

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,590
7.125% due 08/01/2018		700	689

Bank of America Corp.
1.420% due 10/14/2016		1,600	1,010
4.750% due 05/23/2017	EUR	8,700	6,267
4.750% due 05/06/2019		2,000	1,358
8.000% due 12/29/2049		$19,300	7,739
8.125% due 12/29/2049		16,600	6,828

Bear Stearns Cos. LLC
6.950% due 08/10/2012		12,500	12,742
7.250% due 02/01/2018		20,000	20,701

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,410

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,524

Cameron International Corp.
6.375% due 07/15/2018		6,000	5,225

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,342

CIT Group, Inc.
1.394% due 06/08/2009		7,500	7,257

Citigroup Capital XXI
8.300% due 12/21/2057		300	145

Citigroup Funding, Inc.
2.291% due 05/07/2010		8,400	7,542

Citigroup, Inc.
1.396% due 05/18/2010		7,220	6,488
1.698% due 06/28/2013	EUR	6,000	5,461
5.500% due 04/11/2013		$12,900	11,347
6.000% due 08/15/2017		9,400	8,130
6.125% due 11/21/2017		19,800	17,205
6.125% due 05/15/2018		8,800	7,613
8.400% due 04/29/2049		5,100	2,889

CNA Financial Corp.
5.850% due 12/15/2014		6,000	4,359
6.000% due 08/15/2011		2,000	1,746

Comcast Corp.
1.460% due 07/14/2009		2,200	2,189

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,321

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		5,548	5,548

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,581

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,700

CVS Caremark Corp.
1.561% due 06/01/2010		3,900	3,759
5.750% due 08/15/2011		700	735

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
4.875% due 06/15/2010		$700	$680
5.750% due 09/08/2011		1,100	1,040

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	839

Exelon Corp.
4.900% due 06/15/2015		2,300	1,956

General Electric Capital Corp.
1.420% due 06/15/2009		500	499
2.151% due 05/22/2013		6,400	5,137
5.875% due 01/14/2038		12,000	8,605
6.375% due 11/15/2067		5,100	2,480

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,936

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	3,243
5.375% due 02/15/2013	EUR	3,800	4,669
5.950% due 01/18/2018		$5,000	4,550
6.150% due 04/01/2018		7,000	6,409
6.250% due 09/01/2017		22,500	20,897

HCP, Inc.
5.650% due 12/15/2013		8,000	6,030
5.950% due 09/15/2011		700	600
6.700% due 01/30/2018		2,900	1,960

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,867

Home Depot, Inc.
5.400% due 03/01/2016		8,000	7,202

HRPT Properties Trust
5.750% due 11/01/2015		8,250	5,244

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	4,587
5.400% due 02/15/2012		2,400	1,350
6.625% due 11/15/2013		8,000	4,437

JCPenney Corp., Inc.
8.000% due 03/01/2010		2,200	2,202

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,243
6.000% due 01/15/2018		$12,430	12,585

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	6,529

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	1,933

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	3,998

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,873

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	1,300
6.875% due 05/02/2018 (a)		14,600	1,825

Lennar Corp.
5.950% due 10/17/2011		700	585

Loews Corp.
5.250% due 03/15/2016		800	731

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,853

Masco Corp.
5.875% due 07/15/2012		700	552
6.125% due 10/03/2016		30,000	19,284

Maytag Corp.
5.000% due 05/15/2015		2,200	1,734

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017	$1,900	$1,802

Merck & Co., Inc.
4.750% due 03/01/2015	2,200	2,289

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	15,800	14,882
6.875% due 04/25/2018	22,200	17,400

Metropolitan Life Global Funding I
1.278% due 05/17/2010	6,000	5,666
5.125% due 04/10/2013	12,800	11,705

Midwest Generation LLC
8.300% due 07/02/2009	235	231

Morgan Stanley
1.574% due 10/15/2015	7,200	5,123
1.592% due 10/18/2016	2,200	1,477
6.000% due 04/28/2015	22,000	20,816
6.250% due 08/28/2017	1,400	1,302

NGPL PipeCo. LLC
7.119% due 12/15/2017	400	367
7.768% due 12/15/2037	7,700	6,741

NiSource Finance Corp.
5.400% due 07/15/2014	800	641

PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,842

President and Fellows of Harvard College
6.000% due 01/15/2019	4,000	4,311
6.500% due 01/15/2039	6,200	6,950

Pricoa Global Funding I
2.066% due 06/04/2010	25,000	22,521

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,059

ProLogis
5.625% due 11/15/2015	8,000	4,084

Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	4,831

Qwest Corp.
4.570% due 06/15/2013	1,500	1,294

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	901

Reynolds American, Inc.
7.250% due 06/01/2013	8,000	7,642

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,670

Sealed Air Corp.
5.625% due 07/15/2013	2,300	1,981

Simon Property Group LP
6.125% due 05/30/2018	8,000	6,303

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,544

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,625
8.750% due 03/15/2032	1,100	743

State Street Capital Trust IV
2.320% due 06/15/2037	5,900	2,326

Target Corp.
7.000% due 01/15/2038	6,300	5,926

Tyco International Ltd.
7.000% due 12/15/2019	7,500	6,373

United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	1

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Valero Energy Corp.
6.125% due 06/15/2017	$2,000	$1,724

Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	5,161

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,729

Wachovia Corp.
5.500% due 05/01/2013	12,600	11,632

Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,532

		628,051

MORTGAGE-BACKED SECURITIES 13.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	607	329

American Home Mortgage Assets
0.712% due 09/25/2046	2,877	1,112
0.752% due 09/25/2046	787	162
2.553% due 11/25/2046	7,354	2,183

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,043	728

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	1,100	808

Banc of America Funding Corp.
5.979% due 10/20/2046	4,664	1,943
6.106% due 01/20/2047	860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,434	2,185

BCAP LLC Trust
0.692% due 01/25/2037	11,592	4,443

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	3,417	2,364
2.650% due 08/25/2035	5,099	3,570
2.940% due 03/25/2035	7,410	5,042
4.465% due 05/25/2034	1,834	1,445
4.550% due 08/25/2035	4,121	2,886
4.625% due 10/25/2035	7,209	4,372
4.630% due 05/25/2034	597	594
4.651% due 10/25/2033	897	780
5.395% due 02/25/2034	100	67
5.602% due 02/25/2033	127	109
5.735% due 02/25/2036	1,161	605

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	4,412	2,184
5.543% due 11/25/2035	205	79
5.718% due 11/25/2036	3,083	1,426
5.721% due 11/25/2036	6,130	2,816
5.786% due 02/25/2036	6,958	3,050
5.891% due 11/25/2036	1,738	794
6.250% due 08/25/2036	4,358	1,834

Bear Stearns Commercial Mortgage Securities
0.666% due 03/15/2019	145	123
5.540% due 09/11/2041	2,600	2,166

Bella Vista Mortgage Trust
0.795% due 05/20/2045	75	29

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	20	16
5.700% due 12/10/2049	3,900	2,397

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	7,891

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	2,907	1,891
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	10,147	6,553
5.664% due 07/25/2046	5,289	2,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	$300	$212

Countrywide Alternative Loan Trust
0.722% due 05/25/2036	146	53
0.732% due 05/25/2035	3,195	1,383
0.732% due 07/25/2046	3,045	1,091
0.740% due 12/20/2046	4,960	1,608
0.755% due 03/20/2046	168	61
0.772% due 09/25/2046	1,700	152
0.782% due 07/25/2046	1,300	110
0.802% due 02/25/2037	137	57
0.825% due 09/20/2046	1,700	141
0.872% due 05/25/2037	1,767	642
0.872% due 06/25/2037	941	210
0.942% due 12/25/2035	842	172
3.133% due 11/25/2035	1,397	607
3.673% due 11/25/2035	1,110	494
5.250% due 06/25/2035	1,009	589
6.000% due 10/25/2032	27	24
6.000% due 01/25/2037	4,141	2,264
6.000% due 04/25/2037	4,634	2,688
6.250% due 08/25/2037	1,363	681

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	246	106
0.842% due 03/25/2035	2,331	1,000
0.852% due 02/25/2035	196	87
0.862% due 02/25/2035	235	109
0.862% due 03/25/2036	1,168	204
4.120% due 11/19/2033	119	101
4.740% due 08/25/2034	320	176
5.229% due 01/20/2035	786	565
5.250% due 02/20/2036	2,027	1,181
5.543% due 04/20/2036	1,249	740
6.080% due 09/25/2047	3,632	1,849

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	7,179
6.500% due 07/26/2036	1,514	917

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	569	273
4.750% due 08/25/2033	855	709
4.878% due 07/25/2033	99	82

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	322	287
0.622% due 10/25/2036	1,624	1,349
5.500% due 12/25/2035	1,600	514
6.300% due 07/25/2036	1,600	843

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	156	121
4.738% due 12/25/2033	644	485
5.362% due 08/25/2035	527	375
6.250% due 08/25/2017	1,203	1,207

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	1,405	1,338

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,468	895
0.722% due 12/25/2046	1,500	149
0.732% due 04/25/2036	1,348	481
0.742% due 06/25/2045	794	339
0.792% due 11/25/2045	163	75

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192

GSR Mortgage Loan Trust
4.513% due 03/25/2033	819	688
4.541% due 09/25/2035	870	645

54	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	$1,800	$1,622
0.713% due 08/21/2036	3,223	1,286
0.746% due 09/19/2037	1,440	513
0.746% due 01/19/2038	8,125	2,891
0.776% due 05/19/2035	1,483	547
0.796% due 03/19/2036	390	143
0.926% due 02/19/2034	12	10
4.957% due 05/19/2033	1,124	873
5.143% due 07/19/2035	260	142

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	6,387	2,278

Indymac Index Mortgage Loan Trust
0.732% due 05/25/2046	2,398	858
0.762% due 06/25/2037	467	172
0.812% due 11/25/2036	1,777	281
5.000% due 08/25/2035	857	376
5.013% due 12/25/2034	374	259
5.369% due 09/25/2035	873	443

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,587	2,084

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	335
5.429% due 12/12/2043	4,000	2,761

JPMorgan Mortgage Trust
4.375% due 11/25/2033	854	724
5.018% due 02/25/2035	2,577	2,047
5.373% due 08/25/2035	1,400	770

Lehman XS Trust
0.602% due 07/25/2046	28	28

Luminent Mortgage Trust
0.692% due 12/25/2036	10,017	3,516

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	721	260
0.862% due 05/25/2047	1,500	126

MASTR Alternative Loans Trust
0.922% due 03/25/2036	963	365

MASTR Asset Securitization Trust
5.500% due 11/25/2017	313	318

Mellon Residential Funding Corp.
0.996% due 12/15/2030	18	14

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,399
5.414% due 07/12/2046	100	66
5.957% due 08/12/2049	9,802	6,481

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,473	5,811
0.772% due 08/25/2036	768	341
5.366% due 02/25/2033	317	276

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,195	1,323
1.316% due 03/15/2025	21	12
1.522% due 10/25/2035	3,520	2,372
3.006% due 10/25/2035	6,535	4,380

Morgan Stanley Capital I
5.387% due 03/12/2044	1,000	770
5.692% due 04/15/2049	1,500	979

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	481	252
5.544% due 02/25/2036	853	313
5.820% due 03/25/2047	1,300	717
6.138% due 03/25/2047	1,100	588

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	3,295	1,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.702% due 06/25/2046	$7,493	$2,874
0.732% due 04/25/2046	184	72
0.827% due 09/25/2046	2,200	219
5.668% due 09/25/2035	1,176	659

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	1,572	1,072
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,500	582

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	600	388

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	230	80
2.914% due 01/25/2035	81	32
4.669% due 04/25/2034	1,316	917
4.931% due 02/25/2034	553	389
6.000% due 10/25/2037	1,162	533

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	325	301
0.712% due 07/25/2046	2,242	910
0.742% due 05/25/2036	6,319	2,226
0.742% due 09/25/2047	200	32
0.752% due 05/25/2045	1,049	426
0.772% due 09/25/2047	801	172
0.806% due 07/19/2035	7,134	4,284
0.832% due 12/25/2035	74	31
0.846% due 07/19/2034	34	18
3.133% due 08/25/2047	3,784	1,408

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	91

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	4,583	3,943

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	6,915	4,770

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	868	520
0.752% due 04/25/2045	2,426	993
0.782% due 11/25/2045	546	222
0.792% due 12/25/2045	1,928	787
0.812% due 10/25/2045	234	97
0.832% due 01/25/2045	490	197
0.842% due 01/25/2045	328	146
0.990% due 11/25/2034	1,824	607
1.062% due 12/25/2027	1,315	930
2.333% due 02/25/2047	2,484	765
2.373% due 01/25/2047	2,257	702
2.393% due 04/25/2047	4,719	1,872
2.453% due 12/25/2046	7,608	2,428
2.613% due 06/25/2046	3,983	1,520
2.633% due 02/25/2046	129	48
3.033% due 06/25/2042	273	206
3.033% due 08/25/2042	136	92
3.046% due 05/25/2041	49	44
3.133% due 07/25/2046	1,473	753
3.742% due 03/25/2034	2,032	1,453
3.955% due 10/25/2046	3,078	1,209
4.135% due 08/25/2034	3,471	2,816
4.499% due 06/25/2033	282	222
4.557% due 09/25/2033	25,939	22,646
5.485% due 04/25/2037	4,045	2,059
5.588% due 12/25/2036	4,375	2,189
5.695% due 02/25/2037	3,277	1,720

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.772% due 07/25/2046	479	136
2.573% due 07/25/2046	1,378	435
2.603% due 05/25/2046	4,059	1,514

Washington Mutual MSC Mortgage Pass-Through Certificates
5.667% due 02/25/2033	13	11

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$5,591	$3,531
5.068% due 04/25/2036	1,452	910
5.775% due 04/25/2036	1,090	338

		248,448

MUNICIPAL BONDS & NOTES 2.4%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	630	549

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,097

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,454
5.000% due 06/01/2038	4,600	3,584

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	2,700	2,791

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,726

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,122
5.000% due 06/01/2041	500	260

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	330	275

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2028	5,000	5,026

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,553

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	87

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,332

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,522

		45,022

	SHARES
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	11,135	112

PREFERRED STOCKS 0.0%

SLM Corp. CPI Linked
2.140% due 01/16/2018	25,700	207

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 25.6%

Fannie Mae
0.582% due 07/25/2037 (h)	$4,603	$4,084
0.642% due 03/25/2034 (h)	34	30
0.672% due 08/25/2034	25	24
0.722% due 10/27/2037 (h)	15,399	13,869
0.772% due 06/25/2044	11	11
0.922% due 06/25/2029 (h)	34	33
3.022% due 06/01/2043 - 10/01/2044 (h)	679	669
3.682% due 06/01/2035 (h)	185	185
4.000% due 02/01/2014 - 04/01/2014 (h)	3,310	3,377
4.347% due 11/01/2034 (h)	3,910	3,972
4.375% due 03/01/2033 (h)	253	253
4.500% due 02/01/2013 - 05/01/2013 (h)	3,234	3,308
4.818% due 09/01/2035 (h)	977	997
4.880% due 12/01/2015 (h)	1,874	1,970
4.934% due 12/01/2034 (h)	194	198
4.990% due 10/01/2015 (h)	20,211	21,352
5.000% due 02/01/2013 - 05/01/2038 (h)	11,594	11,951
5.055% due 11/01/2015 (h)(i)	10,316	10,935
5.121% due 12/01/2036 (h)	355	360
5.140% due 11/01/2015 (h)(i)	3,367	3,583
5.180% due 11/01/2015 (h)(i)	3,226	3,440
5.220% due 12/01/2015 (h)	13,200	14,103
5.243% due 05/01/2026 (h)	28	28
5.360% due 01/01/2016 (h)	987	1,062
5.500% due 05/25/2027 - 02/01/2048 (h)	286,448	297,750
5.500% due 10/01/2028 - 02/01/2037	131	137
5.633% due 09/01/2019	13	13
5.700% due 08/01/2018 (h)	3,741	3,757
6.000% due 01/01/2023 - 07/25/2044 (h)	17,377	18,220
6.000% due 02/01/2029 - 08/01/2031	24	25
6.500% due 09/01/2024 - 06/25/2044 (h)	7,048	7,440

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Housing Administration
6.896% due 07/01/2020	$995	$993
7.430% due 09/01/2022 - 11/01/2022	81	82

Freddie Mac
0.782% due 08/25/2031	61	49
0.906% due 12/15/2030 (h)	440	436
1.006% due 12/15/2031 (h)	153	150
4.500% due 07/15/2018 (h)	2,182	2,244
4.841% due 06/01/2024	58	59
4.865% due 11/01/2035 (h)	920	939
4.884% due 10/01/2035 (h)	827	824
5.000% due 11/15/2021 - 12/15/2031 (h)	7,002	7,167
5.032% due 08/01/2035 (h)	1,043	1,066
5.103% due 10/01/2035 (h)	899	924
5.226% due 03/01/2036 (h)	1,046	1,078
5.335% due 09/01/2035 (h)	187	193
5.500% due 06/01/2036 (h)	3,549	3,694
6.000% due 09/01/2021 - 11/01/2023 (h)	4,377	4,596
7.000% due 09/01/2036 (h)	5,115	5,378

Ginnie Mae
4.125% due 10/20/2029 (h)	39	39
4.500% due 09/15/2033 (h)	38	38
6.000% due 08/20/2034 - 09/20/2038 (h)	12,882	13,545
6.000% due 05/01/2039	13,000	13,542

Small Business Administration
4.625% due 02/01/2025	834	876
4.754% due 08/10/2014	46	47
5.110% due 04/01/2025	1,880	1,992

		487,087

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	21,500	21,312

Total United States (Cost $1,827,513)		1,483,486

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$3,159	$3,159
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,227. Repurchase proceeds are $3,159.)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	8,300	8,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $8,496. Repurchase proceeds are $8,300.)

		11,459

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (g)	280	280

U.S. TREASURY BILLS 3.1%
0.199% due 04/02/2009 - 06/11/2009 (c)(e)(f)(g)	59,860	59,853

Total Short-Term Instruments (Cost $71,592)		71,592

PURCHASED OPTIONS (k) 0.0%
(Cost $146)		172

Total Investments 143.8% (Cost $3,196,053)		$2,742,519

Written Options (l) (0.8%) (Premiums $6,477)		(16,075)

Other Assets and Liabilities (Net) (43.0%)		(819,040)

Net Assets 100.0%		$1,907,404

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	The Foreign Bond Fund (Unhedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $960 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $53,413 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $640 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $431,625 at a weighted average interest rate of 2.214%. On March 31, 2009, securities valued at $467,237 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $14,548 and cash of $13,532 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	334	$134
90-Day Euribor June Futures	Long	06/2010	394	264
90-Day Euribor March Futures	Long	03/2010	195	55
90-Day Euribor March Futures	Long	03/2011	22	0
90-Day Euribor September Futures	Long	09/2010	584	209
Euro-Bobl June Futures	Long	06/2009	80	37
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	20	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.250	Long	06/2009	66	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.500	Long	06/2009	88	0

56	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl May Futures Put Options Strike @ EUR 106.250	Long	05/2009	289	$0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	119	142
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	1,156	0
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 107.500	Long	06/2009	312	0
Euro-Schatz June Futures	Long	06/2009	23	5
Euro-Schatz June Futures	Short	06/2009	23	1
Japan Government 10-Year Bond June Futures	Long	06/2009	16	(191)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	106	23
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	697
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	105	355

				$2,006

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,000	$41	$0	$41
Ace INA Holdings, Inc.	DUB	(0.610%	)	06/20/2015	1.250%		1,500	53	0	53
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Alcan, Inc.	BOA	(0.290%	)	03/20/2011	1.406%		$2,600	56	0	56
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		1,100	34	0	34
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		1,600	23	0	23
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	1.021%		700	(4)	0	(4)
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	3.457%		1,600	278	0	278
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	3.974%		4,000	332	0	332
Barclays Bank PLC	RBS	(2.600%	)	12/20/2013	2.100%		5,000	(111)	0	(111)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		6,900	732	0	732
Bear Stearns Cos., Inc.	BNP	(2.180%	)	03/20/2018	1.790%		15,500	(442)	0	(442)
Bear Stearns Cos., Inc.	DUB	(0.770%	)	03/20/2018	1.790%		4,000	289	0	289
Bear Stearns Cos., Inc.	RBS	(2.223%	)	03/20/2018	1.790%		500	(16)	0	(16)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		2,700	(90)	0	(90)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	2.836%		6,000	871	0	871
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.220%		2,800	122	0	122
Citigroup, Inc.	BCLY	(3.000%	)	12/20/2013	6.325%		3,800	442	0	442
Citigroup, Inc.	BCLY	(3.600%	)	12/20/2013	6.325%		7,000	664	0	664
Citigroup, Inc.	BCLY	(2.700%	)	12/20/2018	5.273%		2,000	295	0	295
Citigroup, Inc.	CSFB	(3.550%	)	12/20/2013	6.325%		3,900	377	0	377
CNA Financial Corp.	BOA	(0.940%	)	12/20/2014	3.454%		6,000	691	0	691
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		2,000	169	0	169
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,600	29	0	29
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.700%		$1,000	(5)	0	(5)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.700%		4,600	(174)	0	(174)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	1.306%		1,700	36	0	36
Credit Suisse Group	DUB	(2.000%	)	06/20/2013	1.830%		28,600	(210)	0	(210)
CVS Caremark Corp.	DUB	(1.100%	)	06/20/2010	0.877%		4,100	(14)	0	(14)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%		700	11	0	11
Daimler Canada Finance, Inc.	RBC	(0.350%	)	06/20/2009	2.840%		2,000	11	0	11
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		700	20	0	20
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,100	60	0	60
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		1,300	428	0	428
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%		2,300	291	0	291
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		1,400	2	0	2
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	2.454%		5,000	446	0	446
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,500	230	0	230
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	2.439%		3,800	279	0	279
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	2.439%		5,700	379	0	379
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		1,200	157	0	157
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		800	8	0	8
H.J. Heinz Finance Co.	RBS	(0.306%	)	03/20/2012	0.725%		2,900	35	0	35
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	7.146%		2,900	867	0	867
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		700	109	0	109
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		8,000	1,578	0	1,578
Home Depot, Inc.	BCLY	(1.150%	)	03/20/2016	1.768%		8,000	290	0	290
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	10.693%		8,250	2,636	0	2,636
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,400	917	0	917
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	22.414%		8,000	2,910	0	2,910
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	19.688%		8,000	3,146	0	3,146

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%		$2,600	$105	$0	$105
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.790%		5,200	383	0	383
JPMorgan Chase & Co.	CSFB	(1.500%	)	12/20/2013	2.061%		4,300	99	0	99
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		200	15	0	15
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		3,600	268	0	268
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	2.902%		1,900	284	0	284
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	49	0	49
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		$700	(4)	0	(4)
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		500	9	0	9
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		800	26	0	26
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		700	23	0	23
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		1,900	(2)	0	(2)
Masco Corp.	CITI	(1.910%	)	12/20/2016	4.632%		30,000	4,337	0	4,337
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		700	96	0	96
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%		2,200	108	0	108
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%		1,900	29	0	29
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.762%		2,700	31	0	31
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	5.148%		10,000	2,056	0	2,056
Morgan Stanley	JPM	(1.350%	)	12/20/2015	3.448%		7,200	777	0	777
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%		2,200	377	0	377
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		800	133	0	133
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.838%		6,800	96	0	96
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%		8,000	(109)	0	(109)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	1.900%		8,000	611	0	611
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,000	36	0	36
Prologis	BOA	(1.480%	)	12/20/2015	16.656%		8,000	3,225	0	3,225
RadioShack Corp.	DUB	(1.400%	)	06/20/2013	2.100%		6,400	169	0	169
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		7,800	203	0	203
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		8,000	672	0	672
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.596%		1,600	10	0	10
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		400	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	2.800%		2,300	208	0	208
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		8,000	2,116	0	2,116
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	8,000	156	0	156
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$3,300	375	0	375
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	7.416%		3,700	634	0	634
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,000	69	0	69
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	3.802%		6,000	664	0	664
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,500	614	0	614
UBS Warburg LLC	BCLY	(1.820%	)	12/20/2013	2.290%	EUR	12,300	307	0	307
UBS Warburg LLC	BCLY	(2.150%	)	12/20/2013	2.290%		1,900	13	0	13
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		2,000	8	0	8
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		6,000	7	0	7
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%		3,300	(11)	0	(11)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,400	(8)	0	(8)
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%	EUR	2,000	8	0	8
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		500	2	0	2
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%		1,800	44	0	44
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%		$1,000	15	0	15
Valero Energy Corp.	CITI	(1.120%	)	06/20/2017	2.050%		2,000	123	0	123
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		1,800	(19)	0	(19)
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		700	32	0	32
Viacom, Inc.	RBS	(3.250%	)	06/20/2011	2.829%		300	(3)	0	(3)
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		3,300	(13)	0	(13)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		3,400	(18)	0	(18)
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		2,660	(18)	0	(18)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		6,400	(46)	0	(46)
Vivendi	RBS	(3.100%	)	06/20/2013	1.674%		1,440	(81)	0	(81)
Wells Fargo & Co.	RBS	(1.750%	)	12/20/2013	2.968%		3,200	156	0	156
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,500	42	0	42
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		$500	106	0	106

								$38,999	$0	$38,999

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,500	$(57)	$0	$(57)
Berkshire Hathaway Finance Corp.	GSC	0.980%	09/20/2013	3.793%	2,900	(307)	0	(307)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2013	3.793%	3,600	(379)	0	(379)
Brazil Government International Bond	JPM	1.260%	08/20/2011	2.570%	4,200	(121)	0	(121)

58	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	$5,800	$(155)	$0	$(155)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	2,000	(64)	(100)	36
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	400	(24)	0	(24)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	1,000	(63)	0	(63)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	4,000	(163)	0	(163)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	2,800	(56)	0	(56)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	7,000	(209)	0	(209)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,500	(288)	0	(288)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	11,100	41	0	41
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,200	9	0	9
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	1,400	(593)	0	(593)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	5,800	(205)	0	(205)

						$(2,634)	$(100)	$(2,534)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		$55,925	$5,551	$(397)	$5,948
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		7,320	727	(50)	777
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		36,307	3,463	86	3,377
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017		88,816	8,471	2,193	6,278
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		7,613	726	57	669
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		186,904	17,825	3,473	14,352
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	15,200	102	(1,373)	1,475
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		13,100	2,308	(89)	2,397
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		4,400	775	(24)	799

							$39,948	$3,876	$36,072

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(7,010)	$(2,724)	$(4,286)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	4,000	(2,799)	(1,505)	(1,294)

					$(9,809)	$(4,229)	$(5,580)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$463	$(11)	$474
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	800	(16)	816
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	922	23	899
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	132	0	132
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		3,300	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,000	20	0	20
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	474	0	474
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	DUB	AUD	9,800	0	5	(5)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		236,000	(17)	141	(158)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	13,200	(652)	(4)	(648)

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,800	$(533)	$(140)	$(393)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(546)	(146)	(400)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(839)	(81)	(758)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(3,589)	(799)	(2,790)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(807)	(7)	(800)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		18,000	405	(19)	424
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$16,800	(1,564)	318	(1,882)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		30,300	(2,821)	912	(3,733)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		63,900	(5,949)	1,988	(7,937)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		31,700	(2,951)	534	(3,485)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		32,000	(2,979)	(2,904)	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(9,653)	601	(10,254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(2,988)	(73)	(2,915)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,200	(7,630)	268	(7,898)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		22,700	(2,178)	(2,746)	568
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		38,300	1,429	419	1,010
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		25,300	944	(79)	1,023
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(310)	(27)	(283)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		8,300	(2,868)	(534)	(2,334)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(3,696)	(738)	(2,958)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM	EUR	348,500	8,824	2,943	5,881
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		76,800	687	86	601
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		111,900	(131)	(1,005)	874
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	2,600	(455)	(663)	208
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	30	40	(10)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,820,000	9,428	6,853	2,575
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		2,360,000	573	410	163
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		860,000	172	200	(28)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(2,651)	72	(2,723)

							$(30,200)	$5,755	$(35,955)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$143.000	05/22/2009	143	$3	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	146.000	05/22/2009	30	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	75.000	05/22/2009	507	5	8

				$8	$11

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$0.980	04/01/2009	EUR	500,000	$68	$1
Call - OTC USD versus JPY	JPY	118.500	04/16/2009		$300,000	30	160

						$98	$161

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2039	$84.094	06/04/2009	$24,000	$3	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	87.000	06/04/2009	7,000	1	0
Put - OTC Fannie Mae 5.500% due 06/01/2039	88.000	06/04/2009	20,000	2	0
Put - OTC Freddie Mac 5.500% due 04/01/2039	84.000	04/06/2009	15,000	2	0
Put - OTC Freddie Mac 5.500% due 06/01/2039	87.250	06/04/2009	61,500	7	0
Put - OTC Ginnie Mae 6.000% due 06/01/2039	93.000	06/11/2009	83,000	10	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	52.000	06/12/2009	19,300	2	0
Put - OTC U.S. Treasury Note 2.500% due 03/15/2013	83.000	04/17/2009	6,000	0	0
Put - OTC U.S. Treasury Note 4.250% due 08/15/2013	89.000	04/17/2009	50,500	6	0
Put - OTC U.S. Treasury Note 4.250% due 11/15/2013	88.000	04/17/2009	58,800	7	0

				$40	$0

60	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	126	$30	$30
Call - CBOT U.S. Treasury 10-Year Note May Futures	127.000	04/24/2009	272	120	53
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	126	41	27
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,406	909	27
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	523	226	52

				$1,326	$189

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	6,000	$65	$99
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		6,000	63	0
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	3,199
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		17,000	180	7
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$21,000	160	34
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		9,600	40	25
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		12,400	58	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		12,400	90	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		20,000	136	32
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		2,000	9	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,500	118	31
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		5,000	48	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		31,700	859	5,285
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		57,000	142	7
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		80,500	370	31
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		600	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		600	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		68,600	62	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		14,100	32	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		32,100	60	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		43,500	112	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	2,834
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	4,226

								$4,829	$15,842

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$44,000	$133	$16
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	22,000	108	27
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	31,000	81	1

				$322	$44

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	24,822	1,077,300		0		138,008		24,290	22,409
Closing Buys	(23,299)	(1,475,000)		(50,600)		(130,708)		(39,490)	(36,760)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,453	$579,800	AUD	0	EUR	101,200	GBP	0	$6,477

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	03/26/2008	$955	$836	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,327	3,243	0.17%

				$5,282	$4,079	0.21%

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$4,000	$4,080	$4,142
Freddie Mac	6.000%	04/01/2039	1,700	1,754	1,777

				$5,834	$5,919

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(207)	$(207)
Sell		HSBC	38,915	04/2009	0	(1)	(1)
Sell	AUD	DUB	14,214	04/2009	0	(831)	(831)
Buy		UBS	1,375	05/2009	0	(10)	(10)
Sell	BRL	RBC	404	06/2009	41	0	41
Buy	CAD	BNP	8,760	04/2009	101	(4)	97
Sell		BNP	8,541	04/2009	0	(100)	(100)
Buy		GSC	1,490	04/2009	21	0	21
Buy		JPM	17,400	04/2009	10	0	10
Sell		JPM	17,504	04/2009	184	0	184
Buy		RBS	2,400	04/2009	0	(46)	(46)
Buy		UBS	3,000	04/2009	10	0	10
Sell		UBS	1,271	04/2009	0	(22)	(22)
Buy	CLP	BCLY	449,185	05/2009	0	(8)	(8)
Sell		CITI	479,200	05/2009	12	0	12
Sell		DUB	449,185	05/2009	2	0	2
Buy		HSBC	479,200	05/2009	88	0	88
Sell		BCLY	449,185	11/2009	10	0	10
Buy		CITI	479,200	11/2009	0	(14)	(14)
Buy	CNY	BCLY	194,369	05/2009	216	(628)	(412)
Sell		BCLY	162,373	05/2009	0	(369)	(369)
Buy		CITI	139,089	05/2009	0	(910)	(910)
Sell		DUB	85,852	05/2009	0	(272)	(272)
Buy		HSBC	32,333	05/2009	0	(141)	(141)
Sell		HSBC	105,191	05/2009	53	(119)	(66)
Buy		JPM	60,488	05/2009	0	(349)	(349)
Sell		JPM	75,448	05/2009	0	(270)	(270)
Buy		MSC	28,011	05/2009	0	(168)	(168)
Sell		UBS	25,427	05/2009	0	(83)	(83)
Buy		BCLY	4,341	07/2009	0	(40)	(40)
Sell		BCLY	39,954	07/2009	0	(127)	(127)
Buy		DUB	65,957	07/2009	0	(578)	(578)
Buy		HSBC	20,656	07/2009	0	(180)	(180)
Buy		JPM	27,196	07/2009	0	(237)	(237)
Sell		JPM	78,197	07/2009	0	(297)	(297)
Buy		BCLY	5,937	09/2009	11	0	11
Buy		CITI	5,900	09/2009	15	0	15
Buy		DUB	26,747	09/2009	62	0	62
Sell		DUB	55,341	09/2009	0	(276)	(276)
Buy		HSBC	11,926	09/2009	29	0	29
Buy		JPM	4,832	09/2009	9	0	9
Buy		BCLY	27,062	05/2010	0	(410)	(410)
Sell		BCLY	57,554	05/2010	0	(440)	(440)
Buy		MLP	30,492	05/2010	0	(446)	(446)
Buy	DKK	UBS	128,317	06/2009	1,268	0	1,268
Buy	EUR	BCLY	6,481	04/2009	79	0	79
Sell		BCLY	47,011	04/2009	1,084	(600)	484
Buy		BNP	3,880	04/2009	5	(121)	(116)
Sell		BNP	3,636	04/2009	129	(14)	115
Buy		CITI	1,080	04/2009	0	(36)	(36)
Sell		CITI	3,719	04/2009	0	(118)	(118)
Buy		GSC	928	04/2009	16	0	16
Sell		GSC	25,600	04/2009	633	(177)	456
Buy		HSBC	524,071	04/2009	34,452	0	34,452
Sell		HSBC	3,260	04/2009	105	0	105
Sell		JPM	9	04/2009	0	0	0
Buy		MSC	7,324	04/2009	0	(214)	(214)
Sell		MSC	1,313	04/2009	0	(87)	(87)
Buy		RBS	2,986	04/2009	60	0	60
Buy		UBS	5,103	04/2009	0	(111)	(111)
Sell	GBP	BCLY	10,352	04/2009	198	0	198

62	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BNP	93	04/2009	$3	$0	$3
Buy		CITI	1,752	04/2009	0	(36)	(36)
Sell		CITI	1,101	04/2009	0	(36)	(36)
Sell		CSFB	6,399	04/2009	0	(354)	(354)
Buy		DUB	19,291	04/2009	0	(285)	(285)
Buy		HSBC	1,088	04/2009	25	0	25
Buy		JPM	304	04/2009	11	0	11
Sell		JPM	1,894	04/2009	1	(62)	(61)
Buy		MSC	72,378	04/2009	31	(832)	(801)
Buy		RBS	2,694	04/2009	62	0	62
Sell		RBS	1,314	04/2009	0	(10)	(10)
Sell		UBS	12,771	04/2009	503	0	503
Buy	INR	BCLY	22,493	04/2009	0	(8)	(8)
Buy		BOA	15,747	04/2009	1	0	1
Buy		CITI	13,501	04/2009	0	(4)	(4)
Buy		DUB	13,553	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(6)	(6)
Sell		JPM	84,300	04/2009	0	(19)	(19)
Sell		BOA	512	07/2009	0	0	0
Sell		CITI	510	07/2009	0	0	0
Sell		DUB	449	07/2009	0	0	0
Sell	JPY	CITI	266,816	04/2009	27	0	27
Buy		RBS	50,790	04/2009	0	0	0
Sell		BCLY	998,504	05/2009	40	0	40
Buy		BNP	37,667,071	05/2009	0	(6,524)	(6,524)
Sell		BNP	1,003,525	05/2009	199	0	199
Buy		CITI	2,929	05/2009	0	0	0
Sell		CITI	3,767,104	05/2009	388	0	388
Buy		DUB	540,338	05/2009	0	(126)	(126)
Sell		DUB	2,648,706	05/2009	472	0	472
Sell		GSC	488,111	05/2009	55	0	55
Buy		HSBC	1,075	05/2009	0	0	0
Sell		HSBC	351,084	05/2009	22	0	22
Sell		JPM	109,020	05/2009	7	0	7
Buy		MSC	280,028	05/2009	0	(13)	(13)
Buy		RBS	100,000	05/2009	1	0	1
Sell		RBS	334,613	05/2009	19	0	19
Buy		UBS	147,153	05/2009	0	(24)	(24)
Sell		UBS	1,678,076	05/2009	137	0	137
Buy		MSC	37,513,107	06/2009	0	(5,990)	(5,990)
Sell	KRW	BCLY	81,715	04/2009	1	0	1
Sell		BOA	57,217	04/2009	0	0	0
Buy	MXN	CITI	2,744	05/2009	0	(59)	(59)
Sell		CITI	124	05/2009	0	0	0
Sell		JPM	2,753	05/2009	0	0	0
Buy		MLP	133	05/2009	0	(1)	(1)
Buy		CITI	124	11/2009	0	0	0
Buy	MYR	BCLY	4,757	04/2009	0	(55)	(55)
Sell		BCLY	3,941	04/2009	0	(2)	(2)
Buy		BOA	4,029	04/2009	0	(45)	(45)
Buy		CITI	8,157	04/2009	0	(83)	(83)
Buy		HSBC	4,150	04/2009	0	(42)	(42)
Sell		HSBC	577	04/2009	2	0	2
Sell		JPM	9,974	04/2009	80	0	80
Buy		BCLY	3,965	08/2009	7	0	7
Sell		BCLY	10,708	08/2009	84	0	84
Buy	PHP	BCLY	3,327	05/2009	1	0	1
Buy		CITI	81,236	05/2009	5	(9)	(4)
Buy		JPM	24,250	05/2009	0	0	0
Sell		CITI	115,076	08/2009	34	0	34
Sell	PLN	DUB	759	05/2009	50	0	50
Buy		HSBC	390	05/2009	0	(61)	(61)
Sell		HSBC	312	05/2009	15	0	15
Buy		JPM	681	05/2009	0	(42)	(42)
Sell	RUB	BCLY	167,096	05/2009	119	0	119
Sell		HSBC	6,573	05/2009	16	0	16
Sell		JPM	158,869	05/2009	1,222	0	1,222
Buy		UBS	332,538	05/2009	0	(4,000)	(4,000)
Buy	SAR	JPM	32,653	04/2009	0	(134)	(134)
Sell		JPM	32,653	04/2009	0	(21)	(21)
Sell	SEK	MSC	51,847	04/2009	0	(692)	(692)
Buy		RBS	51,847	04/2009	17	0	17
Sell		CITI	16,807	06/2009	26	(34)	(8)

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SEK	MSC	51,847	06/2009	$592	$0	$592
Sell		RBS	51,847	06/2009	0	(17)	(17)
Buy		UBS	110,120	06/2009	1,422	0	1,422
Buy	SGD	CITI	3,678	04/2009	0	(103)	(103)
Buy		DUB	2,346	04/2009	0	(48)	(48)
Buy		HSBC	936	04/2009	0	(25)	(25)
Sell		JPM	9,960	04/2009	183	0	183
Buy		RBS	1,523	04/2009	0	(35)	(35)
Buy		HSBC	1,360	07/2009	0	(47)	(47)
Buy	TWD	CITI	3,653	05/2009	0	(3)	(3)
Sell		JPM	5,804	05/2009	0	(1)	(1)
Buy	ZAR	BCLY	74	05/2009	1	0	1
Sell		BCLY	74	05/2009	0	0	0
Buy		BCLY	74	11/2009	0	0	0

					$44,784	$(28,951)	$15,833

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$111	$2,708,098	$34,310	$2,742,519
Short Sales, at value	0	(5,919)	0	(5,919)
Other Financial Instruments ++	2,007	27,881	2,878	32,766

Total	$2,118	$2,730,060	$37,188	$2,769,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$50,254	$18,278	$172	$(282)	$(16,177)	$(17,935)	$34,310
Other Financial Instruments ++	(789)	0	0	0	3,667	0	2,878

Total	$49,465	$18,278	$172	$(282)	$(12,510)	$(17,935)	$37,188

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

64	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$3,508

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	3,994
4.500% due 02/20/2014	AUD	18,900	13,046

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

National Australia Bank Ltd.
1.462% due 06/29/2016		5,600	4,603
1.489% due 06/19/2017		500	399

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,452

Puma Finance Ltd.
1.321% due 02/21/2038		$4,051	3,655
3.272% due 08/22/2037	AUD	4,468	2,887
3.510% due 07/12/2036		1,997	1,313

Seven Media Group
5.365% due 02/07/2013		6,286	2,164
6.267% due 02/07/2013		1,505	518

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$6,692	5,828

Swan Trust
1.302% due 05/12/2037		326	304

Torrens Trust
3.587% due 10/19/2038	AUD	11,046	6,984

Total Australia (Cost $63,591)			53,811

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$10,700	9,839

Total Bermuda (Cost $9,870)			9,839

CANADA 3.7%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,668

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	14,379

Canada Government Bond
5.750% due 06/01/2029		3,800	3,921
8.000% due 06/01/2023		11,500	13,907

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,031

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,250

Province of Ontario Canada
4.700% due 06/02/2037		13,000	10,149
5.600% due 06/02/2035		8,600	7,486
6.200% due 06/02/2031		2,200	2,029

Province of Quebec Canada
5.000% due 12/01/2038		12,100	9,533
5.750% due 12/01/2036		8,800	7,613

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,276

Total Canada (Cost $104,137)			98,523

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAYMAN ISLANDS 1.3%

Foundation Re II Ltd.
7.988% due 11/26/2010		$1,650	$1,582

Green Valley Ltd.
6.329% due 01/10/2011	EUR	2,400	3,057

Longpoint Re Ltd.
6.570% due 05/08/2010		$2,900	2,817

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		4,300	3,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	7,178

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	2,329

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010		$400	382
9.011% due 06/07/2010		6,300	6,068

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	362	4

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$4,400	2,714
6.164% due 01/29/2049	GBP	1,412	770

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $43,082)			34,091

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,275	234

Realkredit Danmark A/S
5.000% due 10/01/2038		14,997	2,528

Total Denmark (Cost $2,713)			2,762

FRANCE 2.0%

AUTO Asset-Backed Securities
1.977% due 02/25/2019	EUR	300	362

AXA S.A.
3.750% due 01/01/2017		430	1,038

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	2,202

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,095

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	1,925

France Government Bond
4.750% due 04/25/2035	EUR	11,600	16,772
5.750% due 10/25/2032		11,100	18,032

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$7,000	6,551

Total France (Cost $65,911)			54,977

GERMANY 9.7%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,991

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Driver One GmbH
1.290% due 10/21/2015	EUR	100	$124

Republic of Germany
4.000% due 01/04/2037		8,300	11,164
4.750% due 07/04/2034		9,000	13,255
5.500% due 01/04/2031		33,550	53,489
5.625% due 01/04/2028		24,870	39,798
6.250% due 01/04/2030		20,712	35,702
6.500% due 07/04/2027		56,860	99,605

Total Germany (Cost $242,852)			259,128

IRELAND 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		300	343

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035		1,167	1,279

DECO Series
2.369% due 10/27/2019		50	49

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	2,324

German Residential Asset Note Distributor PLC
2.693% due 07/20/2016	EUR	1,499	1,494

Immeo Residential Finance PLC
1.810% due 12/15/2016		4,277	3,955

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,686	3,432
1.528% due 07/10/2019		500	594

Total Ireland (Cost $19,746)			17,094

ITALY 0.3%

IntesaBci Sec 2 SRL
2.115% due 08/28/2023	EUR	3,416	4,339

Locat Securitisation Vehicle SRL
1.847% due 12/12/2028		100	121

Siena Mortgages SpA
1.880% due 12/16/2038		653	819

Vela Home SRL
2.534% due 10/24/2027		1,534	1,987

Total Italy (Cost $7,993)			7,266

JAPAN 21.6%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,609

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,088,280	9,521
1.000% due 06/10/2016		3,492,620	30,486
1.100% due 12/10/2016		6,088,720	53,239
1.200% due 03/10/2017		50,300	439
1.200% due 06/10/2017		10,203,670	88,386
1.200% due 12/10/2017		10,547,340	91,045
1.400% due 06/10/2018		777,660	6,782

Japan Government International Bond
1.500% due 12/20/2017		8,910,000	92,506

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 09/20/2018	JPY	2,150,000	$22,162
1.800% due 06/20/2017		4,680,000	49,818
2.300% due 06/20/2035		5,250,000	55,417
2.400% due 03/20/2034		2,470,000	26,583
2.500% due 09/20/2035		1,730,000	19,004
2.500% due 09/20/2036		1,690,000	18,535
2.500% due 09/20/2037		250,000	2,760

Resona Bank Ltd.
5.850% due 09/29/2049		$9,600	4,902

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	825

Total Japan (Cost $589,312)			580,376

JERSEY, CHANNEL ISLANDS 0.2%

Arran Master Trust
1.370% due 12/15/2012		$400	365

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	598

Lloyds TSB Capital
7.375% due 12/29/2049		500	249

WPP PLC
6.000% due 04/04/2017	GBP	4,075	4,555

Total Jersey, Channel Islands (Cost $6,454)			5,767

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,454

Total Liberia (Cost $1,735)			1,454

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,166

Silver Arrow S.A.
1.341% due 08/15/2014	EUR	165	217

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	9,854

Total Luxembourg (Cost $17,745)			14,237

NETHERLANDS 1.0%

Atomium Mortgage Finance BV
1.753% due 07/01/2034	EUR	327	434

Delphinus BV
1.680% due 09/25/2096		400	495

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	12,578

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.048% due 07/02/2037		222	274
3.208% due 10/02/2079		2,405	3,039

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	803	973

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		158	209

ING Bank NV
3.900% due 03/19/2014		$9,500	9,579

Saecure BV
2.017% due 05/25/2036	EUR	176	222

Total Netherlands (Cost $27,752)			27,861

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	$11,201

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,652

Total New Zealand (Cost $12,830)			12,853

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,261

Total Norway (Cost $4,770)			4,261

RUSSIA 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	711
7.343% due 04/11/2013		$1,600	1,410
8.146% due 04/11/2018		1,100	908

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		3,803	3,500

Total Russia (Cost $7,298)			6,529

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	4,740

Total South Korea (Cost $6,468)			4,740

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,082

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	4,681

Total Spain (Cost $34,260)			27,763

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$33,800	32,702

UBS AG
2.154% due 05/05/2010		16,200	16,168
2.219% due 06/19/2010		10,400	9,816
5.750% due 04/25/2018		5,000	4,192
5.875% due 12/20/2017		6,000	5,172
7.152% due 12/29/2049	EUR	4,100	2,342

Total Switzerland (Cost $76,070)			70,392

UNITED KINGDOM 13.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,761

Barclays Bank PLC
6.050% due 12/04/2017		$20,650	16,275
7.434% due 09/29/2049		3,300	1,373
7.700% due 04/29/2049		5,500	2,420

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	1,209	1,571

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	$189

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	6,584

Hanson Ltd.
6.125% due 08/15/2016		$2,000	861

HBOS PLC
6.750% due 05/21/2018		7,100	5,486

HSBC Holdings PLC
6.500% due 05/02/2036		16,400	13,590

Lloyds Banking Group PLC
5.920% due 09/29/2049		14,200	2,627

National Grid PLC
4.980% due 06/22/2011 (m)	CAD	4,900	3,845

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,365

Permanent Financing PLC
1.856% due 09/10/2032	EUR	100	123

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	1,314

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,297

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	10,361

United Kingdom Gilt
4.250% due 06/07/2032		18,700	27,752
4.250% due 03/07/2036		15,000	21,686
4.500% due 03/07/2019		20,000	31,940
4.750% due 09/07/2015		68,500	110,416
4.750% due 03/07/2020		25,200	40,801
4.750% due 12/07/2038		17,100	26,960
5.000% due 03/07/2025		3,800	6,166
8.000% due 06/07/2021		6,500	13,626
8.750% due 08/25/2017		4,500	9,267

Total United Kingdom (Cost $411,093)			373,656

UNITED STATES 68.8%

ASSET-BACKED SECURITIES 3.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,321	2,705

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		386	342

ACE Securities Corp.
0.572% due 07/25/2036		11	11

Amortizing Residential Collateral Trust
0.812% due 07/25/2032		44	17

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		221	119

Asset-Backed Funding Certificates
0.582% due 10/25/2036		107	103
0.582% due 01/25/2037		1,926	1,639

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		117	104

BA Credit Card Trust
0.756% due 01/15/2013		300	288

Bear Stearns Asset-Backed Securities Trust
0.592% due 12/25/2036		81	62
0.602% due 10/25/2036		69	60
0.922% due 10/27/2032		141	89
0.972% due 03/25/2043		12	11
1.182% due 10/25/2032		79	46
1.522% due 10/25/2037		165	107

66	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BNC Mortgage Loan Trust
0.622% due 05/25/2037	$122	$91

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	1,704	1,569
0.842% due 10/25/2035	227	197

Chase Issuance Trust
0.556% due 04/16/2012	800	777
0.806% due 09/15/2011	2,200	2,178
1.306% due 08/17/2015	800	709
2.820% due 09/15/2015	26,700	24,462

Citibank Credit Card Issuance Trust
1.241% due 05/21/2012	100	97

Citicorp Residential Mortgage Securities, Inc.
0.612% due 03/25/2037	1,814	1,747

Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037	37	36
0.622% due 10/25/2036	341	301

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	448	326
6.681% due 12/01/2033	372	303

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	330	282
0.572% due 12/25/2046	20	19
0.572% due 06/25/2047	2,315	2,057
0.592% due 06/25/2047	599	538
0.602% due 06/25/2037	78	69
0.602% due 10/25/2047	469	415
0.622% due 09/25/2047	6,525	5,572
0.632% due 10/25/2046	276	248
0.702% due 09/25/2036	684	476
0.862% due 12/25/2036	1,322	756

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	74	65

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	45	42
1.142% due 01/25/2032	76	36

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	315	281
0.592% due 12/25/2037	48	44

Fremont Home Loan Trust
0.572% due 10/25/2036	49	45
0.582% due 01/25/2037	83	71
0.632% due 02/25/2036	124	110

Home Equity Asset Trust
1.122% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	1,248	1,179

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	76	67
0.612% due 10/25/2036	1,312	1,074
0.632% due 08/25/2036	200	88

Lehman XS Trust
0.602% due 08/25/2046	19	18

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	122	117
0.582% due 11/25/2036	114	105

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	24	23
0.582% due 04/25/2037	1	1
0.592% due 08/25/2036	550	518
0.602% due 09/25/2037	226	206
0.642% due 02/25/2037	246	204

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	$346	$249

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	155	126

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037	416	345
0.642% due 04/25/2037	45	40

Nelnet Student Loan Trust
1.689% due 04/27/2015	84	83

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	415	315

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	173	95

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	615	531
0.602% due 10/25/2036	122	113
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.592% due 02/25/2037	378	333
1.022% due 07/25/2032	264	120

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037	110	72

SLC Student Loan Trust
1.214% due 02/15/2015	122	122
1.770% due 06/15/2017	100	93

SLM Student Loan Trust
1.139% due 04/25/2014	110	109
1.149% due 10/27/2014	2,102	2,093
1.159% due 10/25/2013	147	147
1.159% due 07/25/2017	200	190
1.520% due 12/17/2018	23	22
1.659% due 10/25/2017	9,100	8,784
1.839% due 07/25/2013	642	639
1.959% due 10/25/2013	90	90
2.659% due 04/25/2023	28,616	28,124

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	138	113
0.602% due 01/25/2037	114	109

South Carolina Student Loan Corp.
1.761% due 09/02/2014	292	289

Structured Asset Securities Corp.
0.812% due 01/25/2033	17	9

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	18	17
0.752% due 10/25/2035	2,045	1,829

		98,445

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	18,223	9,829

Ford Motor Co.
3.560% due 12/16/2013	2,151	1,036

NRG Energy, Inc.
1.979% due 02/01/2013	196	177
2.959% due 02/01/2013	670	605

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	15	10
4.018% due 10/10/2014	23	15
4.033% due 10/10/2014	2,932	1,941

		13,613

CORPORATE BONDS & NOTES 27.0%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,372

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allstate Life Global Funding II
1.901% due 05/21/2010		$14,900	$14,201

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,520

Altria Group, Inc.
9.700% due 11/10/2018		11,500	12,546

American Express Bank FSB
0.581% due 04/26/2010		19,550	18,330
0.714% due 06/12/2012		3,400	2,596
5.500% due 04/16/2013		21,700	18,739

American Express Co.
7.000% due 03/19/2018		13,900	12,289

American Express Credit Corp.
1.920% due 05/27/2010		200	189
5.875% due 05/02/2013		4,500	3,956

American International Group, Inc.
1.252% due 10/18/2011		5,000	2,619
4.875% due 03/15/2067	EUR	5,500	621
4.950% due 03/20/2012		$10,000	4,893
5.600% due 10/18/2016		1,300	575
5.750% due 03/15/2067	GBP	8,200	1,000
5.850% due 01/16/2018		$17,000	6,668
8.000% due 05/22/2038	EUR	17,100	2,499
8.175% due 05/15/2058		$17,500	1,492
8.250% due 08/15/2018		5,400	2,314

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,861

AT&T, Inc.
5.500% due 02/01/2018		16,200	15,695
6.300% due 01/15/2038		11,100	9,793

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,988
6.500% due 01/15/2014		1,000	994

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,418

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,483

Bank of America Corp.
1.356% due 11/06/2009		6,820	6,731
4.750% due 05/23/2017	EUR	12,700	9,148
8.125% due 12/29/2049		$17,900	7,363

Bank of America N.A.
1.331% due 06/12/2009		900	899

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,863
7.250% due 02/01/2018		7,000	7,245

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,704

Boston Scientific Corp.
6.000% due 06/15/2011		400	390
6.400% due 06/15/2016		4,300	4,021

Brunswick Corp.
11.750% due 08/15/2013		3,000	1,982

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,632

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,233

CIT Group, Inc.
1.358% due 08/17/2009		7,800	6,970

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	8,976

Citigroup Funding, Inc.
2.291% due 05/07/2010		14,900	13,379

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
1.698% due 06/28/2013	EUR	4,000	$3,769
4.750% due 02/10/2019		2,350	1,561
5.500% due 04/11/2013		$10,200	8,972
6.000% due 08/15/2017		7,000	6,055
6.125% due 05/15/2018		21,100	18,255
8.400% due 04/29/2049		3,500	1,982

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,180
6.000% due 08/15/2011		3,600	3,142

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,701

CSX Corp.
6.750% due 03/15/2011		2,500	2,518

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	972
5.750% due 09/08/2011		1,900	1,797

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,927

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,510

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,395

GATX Financial Corp.
5.125% due 04/15/2010		500	473

General Electric Capital Corp.
2.151% due 05/22/2013		7,100	5,699
4.625% due 09/15/2066	EUR	700	377
5.875% due 01/14/2038		$2,500	1,793
6.375% due 11/15/2067		9,200	4,474
6.875% due 01/10/2039		13,700	11,217

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	2,185

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,709

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$2,900	1,976
2.465% due 01/30/2017	EUR	6,050	5,467
5.375% due 02/15/2013		2,000	2,458
6.150% due 04/01/2018		$4,500	4,120
6.250% due 09/01/2017		5,700	5,294
6.750% due 10/01/2037		3,300	2,240

HCP, Inc.
5.650% due 12/15/2013		6,000	4,522
5.950% due 09/15/2011		1,400	1,201

Humana, Inc.
6.300% due 08/01/2018		6,300	4,985

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	1,628
5.400% due 02/15/2012		2,700	1,519
6.625% due 11/15/2013		7,000	3,882

International Paper Co.
7.950% due 06/15/2018		3,000	2,291

JPMorgan Chase & Co.
0.583% due 05/07/2010		8,900	8,716
6.000% due 01/15/2018		10,000	10,125

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	3,999

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016		1,350	925
4.375% due 11/30/2021	EUR	2,500	2,148
6.000% due 10/01/2017		$13,050	12,261

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$4,800	$3,093

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		5,100	3,236

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	7,732

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,050
5.625% due 01/24/2013 (a)		6,800	850
6.875% due 05/02/2018 (a)		7,000	875

Lennar Corp.
5.950% due 10/17/2011		3,100	2,588

Loews Corp.
5.250% due 03/15/2016		1,200	1,096

Ltd. Brands, Inc.
6.900% due 07/15/2017		5,000	3,439

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,042

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,067
6.375% due 06/15/2017		4,300	3,460

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,146

Masco Corp.
5.875% due 07/15/2012		1,000	788

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		5,600	5,213
1.328% due 08/14/2009		3,800	3,718
2.148% due 05/30/2014	EUR	6,000	5,469
3.472% due 05/12/2010		$12,200	11,491
6.875% due 04/25/2018		14,900	11,679

Morgan Stanley
1.574% due 10/15/2015		5,100	3,629
2.148% due 11/29/2013	EUR	3,150	3,051
6.000% due 04/28/2015		$31,500	29,804
6.250% due 08/28/2017		1,300	1,209
6.625% due 04/01/2018		12,100	11,564

Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,568

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,251

NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	5,778

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	962
6.400% due 03/15/2018		4,000	3,244

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	855

Pricoa Global Funding I
2.066% due 06/04/2010		28,300	25,494

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	3,799

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	1,757

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,133

Reynolds American, Inc.
2.020% due 06/15/2011		800	721
6.750% due 06/15/2017		700	599

RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	4,964

Ryder System, Inc.
6.000% due 03/01/2013		5,000	4,488

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sealed Air Corp.
5.625% due 07/15/2013		$6,900	$5,944

Sempra Energy
6.150% due 06/15/2018		8,000	7,539

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	3,529

Simon Property Group LP
5.250% due 12/01/2016		7,000	5,224
5.625% due 08/15/2014		3,000	2,410

SLM Corp.
8.450% due 06/15/2018		7,000	3,786

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	848
6.500% due 03/01/2012		500	483

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,626

Sprint Capital Corp.
8.750% due 03/15/2032		800	540

Tyco International Ltd.
7.000% due 12/15/2019		7,000	5,948

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	1,888

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,047

UnitedHealth Group, Inc.
6.000% due 02/15/2018		14,700	14,157

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	13,662

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,946
6.250% due 04/30/2016		6,500	5,715

Wachovia Corp.
5.300% due 10/15/2011		3,500	3,458
5.500% due 05/01/2013		10,000	9,232
5.750% due 02/01/2018		3,200	2,841

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,226

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	3,433

			724,634

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		662	359

American Home Mortgage Assets
0.712% due 05/25/2046		853	301
0.732% due 10/25/2046		3,131	1,017
0.752% due 09/25/2046		726	150
2.333% due 02/25/2047		8,923	2,701
2.553% due 11/25/2046		13,360	3,966

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,028

Banc of America Funding Corp.
5.754% due 03/20/2036		1,217	705
5.979% due 10/20/2046		327	136
6.106% due 01/20/2047		860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,895	3,496

BCAP LLC Trust
0.692% due 01/25/2037		19,735	7,564

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		3,489	2,414

68	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.650% due 08/25/2035	$5,201	$3,641
2.940% due 03/25/2035	7,632	5,193
4.465% due 05/25/2034	1,221	962
4.550% due 08/25/2035	4,234	2,965
4.630% due 05/25/2034	780	777
4.651% due 10/25/2033	831	722
4.793% due 11/25/2034	40	29
5.395% due 02/25/2034	116	78

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	1,600	537
5.381% due 08/25/2036	618	252
5.491% due 09/25/2035	4,703	2,328
5.543% due 11/25/2035	308	118
5.721% due 11/25/2036	6,593	3,029
5.781% due 01/25/2036	177	65
5.786% due 02/25/2036	8,564	3,754
5.891% due 11/25/2036	1,530	698
6.250% due 08/25/2036	4,739	1,995

Bear Stearns Commercial Mortgage Securities
5.540% due 09/11/2041	200	167
5.700% due 06/11/2050	6,100	4,646

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	3,600	2,213

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	9,831

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	3,349	2,178
4.222% due 12/25/2035	578	444
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	13,712	8,855
5.936% due 03/25/2037	2,620	1,257
6.008% due 09/25/2037	4,364	2,180

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,800	3,579

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,895	1,653

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,600	570
0.712% due 09/25/2046	2,761	994
0.722% due 05/25/2036	195	70
0.725% due 02/20/2047	897	319
0.732% due 07/25/2046	175	63
0.740% due 12/20/2046	9,502	3,081
0.752% due 08/25/2046	611	120
0.755% due 03/20/2046	224	81
0.755% due 07/20/2046	2,238	809
0.802% due 02/25/2037	206	85
0.872% due 05/25/2037	1,502	546
3.133% due 11/25/2035	1,062	462
3.673% due 11/25/2035	904	402
5.250% due 06/25/2035	919	537
5.895% due 02/25/2037	762	389
6.000% due 10/25/2032	34	30
6.000% due 01/25/2037	3,516	1,922
6.000% due 04/25/2037	1,870	1,085
6.250% due 08/25/2037	1,192	596

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	53	22
0.842% due 03/25/2035	1,779	764
0.852% due 02/25/2035	39	17
4.120% due 11/19/2033	149	127
4.740% due 08/25/2034	341	187
4.785% due 11/25/2034	1,226	750
5.330% due 02/20/2036	3,133	1,820
5.390% due 02/25/2047	1,307	556
5.594% due 03/25/2037	1,270	546

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	$1,139	$545
4.462% due 05/25/2032	47	43
4.750% due 08/25/2033	559	463
4.878% due 07/25/2033	107	89

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	58	52

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	504	122

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	167	130
4.738% due 12/25/2033	663	500
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	165	132

GE Capital Commercial Mortgage Corp.
5.332% due 11/10/2045	3,300	2,547

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	2,279	2,170

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	107	86
0.602% due 01/25/2047	848	726
0.702% due 01/25/2037	1,645	597
0.732% due 04/25/2036	1,348	481
0.792% due 11/25/2045	326	149

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	2,967

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192
4.475% due 07/10/2039	500	471

GSR Mortgage Loan Trust
4.513% due 03/25/2033	892	750
4.541% due 09/25/2035	2,796	2,073

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	3,101	1,130
0.746% due 09/19/2037	1,080	385
0.746% due 01/19/2038	2,855	1,016
0.776% due 05/19/2035	2,246	829
0.796% due 03/19/2036	420	154
4.957% due 05/19/2033	1,225	951
5.143% due 07/19/2035	260	142

Homebanc Mortgage Trust
5.797% due 04/25/2037	1,204	812
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.522% due 07/25/2033	142	103

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,600	786

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	683	246

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.712% due 04/25/2037	449	79
0.712% due 09/25/2046	8,676	3,200
0.762% due 06/25/2037	468	173
0.772% due 02/25/2037	1,100	145
0.822% due 06/25/2037	1,247	405
5.013% due 12/25/2034	343	238

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,971	1,588
5.550% due 10/25/2036	2,357	1,851

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	$4,300	$2,911

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	770	775

JPMorgan Mortgage Trust
4.375% due 11/25/2033	911	772
4.500% due 09/25/2034	75	73
5.018% due 02/25/2035	9,707	7,713

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	204	205

Lehman XS Trust
0.602% due 07/25/2046	1	1

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,115	1,845
0.822% due 05/25/2047	1,700	179
3.788% due 11/21/2034	139	106

MASTR Alternative Loans Trust
0.922% due 03/25/2036	861	326

MASTR Asset Securitization Trust
5.500% due 11/25/2017	570	577

Mellon Residential Funding Corp.
1.036% due 06/15/2030	177	148
2.629% due 10/20/2029	104	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	1,704
5.414% due 07/12/2046	7,800	5,163
5.957% due 08/12/2049	7,300	4,826

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	587	261
5.366% due 02/25/2033	326	284

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	132	80
1.316% due 03/15/2025	371	211
3.006% due 10/25/2035	6,855	4,595

Morgan Stanley Capital I
5.387% due 03/12/2044	1,300	1,001
5.692% due 04/15/2049	1,100	718

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,266	1,578
0.702% due 06/25/2046	7,637	2,929
0.722% due 12/25/2046	1,400	176
0.732% due 04/25/2046	123	48
0.792% due 05/25/2046	1,200	146
0.827% due 09/25/2046	2,000	199

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	858	584
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,300	505

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431
6.500% due 03/25/2032	232	209

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	2,300	1,892

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	789	550
4.931% due 02/25/2034	572	402
5.190% due 09/25/2034	425	317
5.246% due 05/25/2036	1,600	711
5.422% due 09/25/2036	1,600	699

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	528	489
0.712% due 06/25/2036	273	99
0.732% due 05/25/2046	1,521	555
0.742% due 05/25/2036	1,396	492

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.742% due 09/25/2047	$6,300	$1,007
0.772% due 09/25/2047	400	86
0.782% due 05/25/2046	838	175
0.806% due 07/19/2035	207	136
0.822% due 08/25/2036	1,800	216
0.832% due 12/25/2035	25	10
0.846% due 07/19/2034	44	24
3.133% due 08/25/2047	3,973	1,478

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	775	666
4.679% due 10/25/2043	267	219

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	502
5.416% due 01/15/2045	6,600	5,144
5.572% due 10/15/2048	600	437

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	93	38
0.782% due 11/25/2045	1,092	445
0.832% due 01/25/2045	1,214	488
1.062% due 12/25/2027	3,527	2,493
2.333% due 03/25/2047	3,931	1,256
2.373% due 01/25/2047	2,039	634
2.383% due 06/25/2047	889	151
2.393% due 04/25/2047	8,865	3,516
2.613% due 06/25/2046	332	127
2.633% due 02/25/2046	345	129
3.046% due 05/25/2041	19	17
3.133% due 07/25/2046	798	408
3.705% due 02/27/2034	1,127	901
3.955% due 10/25/2046	140	55
4.499% due 06/25/2033	282	222
5.414% due 02/25/2037	2,352	1,284
5.588% due 12/25/2036	9,197	4,601
5.695% due 02/25/2037	8,850	4,646
5.845% due 02/25/2037	2,546	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.772% due 07/25/2046	191	54
2.393% due 04/25/2047	913	249
2.403% due 04/25/2047	1,293	272
2.473% due 05/25/2047	856	235
2.573% due 07/25/2046	1,454	459

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	13,975	11,087
4.704% due 12/25/2033	48	39
4.950% due 03/25/2036	11,114	7,019
5.775% due 04/25/2036	1,090	338

		239,672

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,898

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,603
5.000% due 06/01/2037	1,000	862
5.000% due 11/01/2037	700	603

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,810	1,576

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	718

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	685

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	$1,435	$1,423

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	1,000	1,026

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027	700	704

Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022	5,500	5,671

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,349

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,155

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,530	1,277

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	301
5.500% due 06/01/2017	600	611

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,555

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	86

University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	1,200	1,139

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	4,500	1,898

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	3,299

		41,496

	SHARES
PIMCO FUNDS (c) 2.5%

Short-Term Floating NAV Portfolio	6,628,032	66,314

PREFERRED STOCKS 0.3%

DG Funding Trust
2.717% due 12/31/2049	640	6,410

SLM Corp. CPI Linked
2.090% due 03/15/2017	33,200	268

		6,678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.642% due 03/25/2034	$213	$190
0.822% due 03/25/2036	150	145
3.022% due 06/01/2043	236	234
3.704% due 04/01/2032	82	85
3.825% due 01/01/2023	57	57
3.928% due 06/01/2035	2,308	2,316
4.000% due 05/01/2024	3,000	3,041
4.347% due 11/01/2034	6,145	6,242
4.915% due 11/01/2022	17	18
4.934% due 12/01/2034	1,355	1,388
4.946% due 08/01/2023	159	162
5.000% due 08/01/2035	3,689	3,814
5.000% due 03/01/2036 (h)	19,182	19,834
5.110% due 12/01/2030	18	18
5.200% due 11/01/2015	16,612	17,719
5.270% due 12/01/2015	3,401	3,642
5.310% due 12/01/2010	21,702	22,380
5.370% due 12/01/2015	2,635	2,835
5.425% due 01/01/2016	2,883	3,111
5.500% due 01/01/2023 - 05/01/2048	79,230	81,898
5.500% due 10/01/2033 - 09/01/2038 (h)	84,117	87,532
6.000% due 01/01/2029 - 07/25/2044	9,053	9,457
6.000% due 01/01/2035 (h)	12,305	12,921
6.500% due 02/01/2026 - 09/01/2037	7,006	7,405
6.500% due 09/01/2037 (h)	5,020	5,293
7.000% due 08/01/2036	2,274	2,405

Federal Home Loan Bank
0.945% due 10/23/2009	34,100	34,162

Freddie Mac
0.906% due 12/15/2030	779	771
0.956% due 11/15/2016 - 03/15/2017	273	271
3.022% due 10/25/2044	6,023	5,870
3.023% due 02/25/2045	443	381
4.500% due 09/01/2013 - 07/15/2023	1,955	1,999
5.000% due 03/15/2016 - 08/15/2035	4,606	4,669
5.117% due 06/01/2022	198	202
5.335% due 09/01/2035	406	419
6.000% due 12/01/2033	2,210	2,297
7.000% due 08/01/2036	493	518
9.050% due 06/15/2019	4	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	249	250
4.625% due 07/20/2022 - 08/20/2027	555	559
5.000% due 05/01/2039	100	103
5.375% due 05/20/2022 - 05/20/2030	992	1,012
6.000% due 08/20/2034 - 10/20/2038	37,941	39,770
6.000% due 09/20/2038 (i)	65,965	69,005
6.500% due 07/20/2038 - 04/01/2039	148,954	156,312

Small Business Administration
5.600% due 09/01/2028	2,546	2,788
5.980% due 05/01/2022	4,178	4,521
6.344% due 08/01/2011	493	513
6.640% due 02/01/2011	186	195

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,248
5.980% due 04/01/2036	1,855	2,124

		632,105

70	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	$22,700	$22,501

Total United States (Cost $2,151,831)		1,845,458

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,193	2,193
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,241. Repurchase proceeds are $2,193.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	4,900	4,900
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 2.125% due 04/30/2010 valued at $4,952. Repurchase proceeds are $4,900.)

		7,093

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.1%
0.767% due 04/29/2009 - 05/15/2009 (b)(e)(g)	$3,475	$3,475

U.S. TREASURY BILLS 4.5%
0.175% due 04/02/2009 - 06/11/2009 (b)(d)(e)(f)	119,595	119,582

Total Short-Term Instruments (Cost $130,150)		130,150

PURCHASED OPTIONS (k) 0.1%
(Cost $863)		3,980

Total Investments 135.9% (Cost $4,038,526)		$3,646,968

Written Options (l) (1.3%) (Premiums $11,418)		(34,149)

Other Assets and Liabilities (Net) (34.6%)		(929,204)

Net Assets 100.0%		$2,683,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Foreign Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $500 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $104,078 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $4,950 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $255,140 at a weighted average interest rate of 2.463%. On March 31, 2009, securities valued at $160,828 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $18,873 and cash of $10,956 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	623	$327
90-Day Euribor June Futures	Long	06/2010	808	339
90-Day Euribor September Futures	Long	09/2010	361	220
90-Day Eurodollar September Futures	Long	09/2010	864	57
Euro-Bobl June Futures	Long	06/2009	163	154
Euro-Bund 10-Year Bond June Futures	Long	06/2009	347	423
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	194	0
Japan Government 10-Year Bond June Futures	Long	06/2009	9	(87)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	475	189
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	603
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	238	986

				$3,449

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,400	$57	$0	$57
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.814%		5,000	215	0	215
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.126%		$3,500	9	0	9
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.126%		$3,000	$(107)	$0	$(107)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		3,900	212	76	136
AT&T, Inc.	BCLY	(1.400%	)	12/20/2013	1.387%		3,800	(4)	0	(4)
AT&T, Inc.	JPM	(1.010%	)	12/20/2013	1.387%		2,200	35	0	35
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%		1,000	1	0	1
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		2,000	61	0	61
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		2,100	31	0	31
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	2.668%		1,700	114	0	114
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%		1,500	(8)	0	(8)
Bear Stearns Cos., Inc.	DUB	(0.870%	)	03/20/2018	1.790%		6,000	391	0	391
Bear Stearns Cos., Inc.	RBS	(1.050%	)	03/20/2018	1.790%		2,000	105	0	105
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%		3,000	167	0	167
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	1.600%		400	10	15	(5)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		4,300	(143)	0	(143)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%		3,000	489	0	489
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.837%		2,669	64	0	64
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.890%		5,000	107	0	107
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.890%		5,000	99	35	64
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		2,700	605	0	605
Citigroup, Inc.	JPM	(1.300%	)	09/20/2018	5.295%		15,000	3,394	0	3,394
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%		3,000	283	0	283
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		3,800	322	0	322
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,800	33	0	33
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.700%		$6,000	(170)	0	(170)
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		1,500	116	0	116
Covidien International Finance S.A.	DUB	(0.750%	)	12/20/2017	0.854%		4,100	31	0	31
Credit Suisse Group	DUB	(1.980%	)	06/20/2013	1.830%		33,800	(222)	0	(222)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%		2,700	63	0	63
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%		800	45	68	(23)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		1,000	28	0	28
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,500	82	0	82
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		1,200	23	0	23
Deutsche Bank AG	CITI	(0.930%	)	06/20/2013	1.230%		4,900	56	0	56
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		4,500	25	0	25
Deutsche Telekom International Finance BV	DUB	(1.180%	)	09/20/2018	1.160%		8,000	(18)	0	(18)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.677%		2,000	27	0	27
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.180%		6,500	115	0	115
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	2.444%		7,400	410	0	410
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	4.445%		500	25	0	25
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	8.014%	GBP	5,700	(206)	0	(206)
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		$1,500	2	0	2
Goldman Sachs Group, Inc.	JPM	(0.330%	)	03/20/2016	2.603%		2,900	369	0	369
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%		1,000	468	243	225
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	16.495%		1,000	344	485	(141)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	8.100%		400	63	50	13
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		1,000	156	0	156
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		6,000	1,184	0	1,184
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	3.801%		1,800	327	0	327
Humana, Inc.	JPM	(1.530%	)	09/20/2018	3.801%		4,500	673	0	673
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,700	1,032	0	1,032
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		7,000	2,761	0	2,761
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		2,900	1,110	0	1,110
International Paper Co.	CSFB	(2.400%	)	06/20/2018	4.445%		3,000	365	0	365
JPMorgan Chase & Co.	BOA	(0.720%	)	03/20/2018	1.790%		5,000	379	0	379
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		1,500	114	0	114
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		3,500	263	0	263
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	48	0	48
Lennar Corp.	CITI	(6.000%	)	12/20/2011	5.899%		$2,400	(11)	0	(11)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		1,150	37	0	37
Ltd. Brands, Inc.	BOA	(2.850%	)	09/20/2017	4.328%		4,000	336	548	(212)
Ltd. Brands, Inc.	BOA	(3.550%	)	09/20/2017	4.328%		1,000	44	98	(54)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		900	30	0	30
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%		4,000	545	0	545
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	3.789%		1,300	168	205	(37)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%		4,300	489	0	489
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		1,000	138	0	138
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	5.148%		5,000	1,074	0	1,074
Morgan Stanley	DUB	(1.200%	)	06/20/2015	3.543%		9,000	1,023	0	1,023
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		1,900	143	0	143
Morgan Stanley	JPM	(0.285%	)	12/20/2015	3.448%		2,500	408	0	408
Morgan Stanley	JPM	(1.830%	)	09/20/2018	3.139%		10,600	913	0	913

72	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	RBS	(1.850%	)	06/20/2013	3.924%		$700	$51	$0	$51
Morgan Stanley	RBS	(0.295%	)	12/20/2015	3.448%		2,600	423	0	423
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	2.938%		2,000	284	0	284
National Grid PLC	BCLY	(0.208%	)	06/20/2011	2.085%		4,300	172	0	172
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	2.750%		5,000	368	0	368
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	4.232%		4,000	605	0	605
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		1,150	191	0	191
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	2.560%		1,000	94	0	94
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,100	37	0	37
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		8,400	218	0	218
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%		1,200	44	0	44
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		1,700	320	0	320
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	3.295%		5,000	371	0	371
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		6,000	414	198	216
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	2.800%		6,900	449	0	449
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.132%		8,000	205	0	205
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	6.587%		5,000	922	231	691
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%		7,000	1,553	0	1,553
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	6.223%		3,000	625	0	625
SLM Corp.	GSC	(4.250%	)	06/20/2013	26.492%		200	76	0	76
SLM Corp.	RBS	(3.200%	)	06/20/2018	19.460%		2,000	820	0	820
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	7,000	136	0	136
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$1,100	125	90	35
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	2.965%		500	35	0	35
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.000%		5,000	53	0	53
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,400	96	0	96
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	3.565%		6,000	1,010	0	1,010
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		7,000	1,135	0	1,135
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,000	573	0	573
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	5,000	(17)	0	(17)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,500	(8)	0	(8)
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		7,500	6	0	6
UBS Warburg LLC	BNP	(1.850%	)	12/20/2013	2.290%	EUR	8,900	207	0	207
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%		8,000	33	0	33
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.841%		$1,200	18	46	(28)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	1,900	47	0	47
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		$2,700	(28)	0	(28)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	2.525%		6,500	517	0	517
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		1,000	46	0	46
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		2,400	120	78	42
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%		7,000	103	0	103
Wachovia Corp.	CITI	(2.910%	)	06/20/2013	3.006%		10,000	25	0	25
Wells Fargo & Co.	BCLY	(1.030%	)	09/20/2018	2.332%		11,000	1,004	0	1,004
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,600	45	0	45
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	4.535%	GBP	2,425	147	0	147
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%		1,650	100	0	100

								$36,162	$2,466	$33,696

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,000	$(49)	$0	$(49)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	7,100	(752)	0	(752)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	11,900	(318)	0	(318)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	10,000	(268)	0	(268)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	400	(13)	(20)	7
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	2,700	(112)	0	(112)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
General Electric Capital Corp.	RBS	1.320%	03/20/2013	7.751%	12,500	(2,379)	0	(2,379)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,400	(193)	0	(193)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	4,400	(132)	0	(132)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	1,500	6	0	6
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,600	10	0	10
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	7.744%	1,900	(358)	0	(358)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	3,400	(283)	0	(283)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	1,600	(677)	0	(677)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	700	(25)	0	(25)

						$(5,880)	$(20)	$(5,860)

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BCLY	(0.650%	)	12/20/2016		$2,342	$232	$(17)	$249
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		42,651	4,234	(302)	4,536
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		14,640	1,453	(101)	1,554
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		11,712	1,162	(81)	1,243
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017		14,152	1,350	190	1,160
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		37,478	3,575	89	3,486
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		12,298	1,173	292	881
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017		67,246	6,414	464	5,950
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		11,810	1,057	443	614
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,618	861	(662)	1,523
CDX.IG-11 5-Year Index	BCLY	(1.500%	)	12/20/2013		52,100	1,881	1,522	359
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019		25,300	1,394	1,100	294
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		9,800	540	441	99
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	16,500	110	(1,506)	1,616
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		11,300	1,991	(80)	2,071
iTraxx Europe HVol 6 Index	BNP	(0.850%	)	12/20/2016		4,500	792	(34)	826
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		6,300	1,110	(35)	1,145

							$29,329	$1,723	$27,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,959)	$(1,440)	$(2,519)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,000	(2,100)	(1,129)	(971)

					$(6,059)	$(2,569)	$(3,490)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$741	$(23)	$764
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	1,013	(18)	1,031
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,093	23	1,070
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	165	0	165
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		1,300	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,300	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	520	0	520
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS	AUD	278,200	(20)	166	(186)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB		23,000	(61)	10	(71)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(491)	(129)	(362)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(492)	(132)	(360)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		18,600	(1,976)	(282)	(1,694)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(1,720)	(165)	(1,555)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(2,767)	(607)	(2,160)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(434)	(105)	(329)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,200	(571)	52	(623)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(358)	(20)	(338)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		11,400	1,308	127	1,181
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM		7,700	883	128	755
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	MLP		1,300	149	9	140
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		5,800	665	49	616

74	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB	CAD	1,900	$528	$123	$405
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	194	(18)	212
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$69,500	(6,470)	(3,781)	(2,689)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		9,700	(903)	292	(1,195)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		60,200	(5,605)	(1,589)	(4,016)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(11,675)	727	(12,402)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		40,000	(9,193)	323	(9,516)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		27,400	(2,629)	(3,314)	685
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		45,800	1,709	(741)	2,450
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		20,100	(6,944)	(331)	(6,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		9,400	(3,248)	324	(3,572)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		16,200	(5,597)	(517)	(5,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,800	(3,385)	(676)	(2,709)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	92,300	2,337	824	1,513
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		84,400	2,137	1,276	861
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		16,000	405	147	258
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		224,600	5,687	1,934	3,753
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		155,900	1,394	175	1,219
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		87,400	(103)	(785)	682
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	4,200	(735)	(1,071)	336
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		7,600	(1,330)	(596)	(734)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY	6,330,000	154	59	95
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,240,000	9,288	7,859	1,429
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		3,430,000	833	630	203
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		1,400,000	370	285	85
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		3,400,000	683	935	(252)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(3,977)	108	(4,085)

							$(38,127)	$1,619	$(39,746)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.000	06/15/2009	92	$1	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$73,500	$862	$3,980

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	360	$159	$70
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,866	1,207	35
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	720	309	72

				$1,675	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	1,900	$20	$31
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,900	20	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		8,400	92	138
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		8,400	90	1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	2,810
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		20,800	220	9
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$30,000	228	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		12,900	54	34
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,800	79	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,800	122	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	183	43

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$4,000	$38	$6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	22,300	604	3,718
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	86,500	2,910	12,451
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,300	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,300	17	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	138,900	3,332	12,711
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	64,900	122	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	11,400	316	1,901

							$9,292	$33,911

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$61,000	$185	$22
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	31,000	153	37
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	43,000	113	2

				$451	$61

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	29,397	905,500		0		150,233		18,423	22,086
Closing Buys	(5,103)	(707,000)		0		(61,733)		0	(14,400)
Expirations	(26,171)	(425,200)		(44,600)		(23,000)		(18,423)	(15,849)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,366	$3,845	0.14%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$5,000	$5,102	$5,177

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(182)	$(182)
Sell		HSBC	34,141	04/2009	0	(1)	(1)
Sell	AUD	DUB	31,135	04/2009	0	(1,821)	(1,821)
Sell		UBS	18,273	05/2009	127	0	127
Sell	BRL	RBC	225	06/2009	23	0	23
Buy	CAD	BCLY	608	04/2009	0	(13)	(13)
Sell		BCLY	24	04/2009	0	0	0
Buy		BNP	12,284	04/2009	144	0	144
Sell		BNP	14,117	04/2009	32	(145)	(113)
Buy		JPM	224	04/2009	0	(1)	(1)
Sell		JPM	30,162	04/2009	316	0	316
Buy		MSC	260	04/2009	0	(3)	(3)
Buy		RBS	2,033	04/2009	4	0	4
Sell		UBS	1,060	04/2009	0	(19)	(19)
Buy	CLP	BCLY	467,828	05/2009	0	(8)	(8)
Sell		CITI	499,300	05/2009	13	0	13
Sell		DUB	467,828	05/2009	2	0	2
Buy		HSBC	499,300	05/2009	92	0	92
Sell		BCLY	467,828	11/2009	11	0	11

76	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	CITI	499,300	11/2009	$0	$(15)	$(15)
Buy	CNY	BCLY	116,824	05/2009	86	(500)	(414)
Sell		BCLY	191,955	05/2009	0	(437)	(437)
Buy		CITI	122,320	05/2009	0	(801)	(801)
Sell		DUB	11,045	05/2009	0	(28)	(28)
Buy		HSBC	28,880	05/2009	0	(126)	(126)
Sell		HSBC	79,899	05/2009	16	(133)	(117)
Buy		JPM	54,843	05/2009	0	(312)	(312)
Sell		JPM	32,859	05/2009	0	(98)	(98)
Buy		MSC	24,630	05/2009	0	(147)	(147)
Sell		UBS	31,738	05/2009	0	(104)	(104)
Buy		BCLY	3,982	07/2009	0	(37)	(37)
Sell		BCLY	36,885	07/2009	0	(117)	(117)
Buy		DUB	64,409	07/2009	0	(562)	(562)
Buy		HSBC	21,800	07/2009	0	(172)	(172)
Buy		JPM	18,891	07/2009	0	(164)	(164)
Sell		JPM	72,196	07/2009	0	(274)	(274)
Buy		BCLY	5,177	09/2009	9	0	9
Buy		CITI	5,206	09/2009	13	0	13
Buy		DUB	23,490	09/2009	54	0	54
Sell		DUB	48,692	09/2009	0	(243)	(243)
Buy		HSBC	10,539	09/2009	25	0	25
Buy		JPM	4,280	09/2009	7	0	7
Buy		BCLY	23,792	05/2010	0	(361)	(361)
Sell		BCLY	50,600	05/2010	0	(387)	(387)
Buy		MLP	26,809	05/2010	0	(392)	(392)
Sell	DKK	UBS	18,354	06/2009	0	(181)	(181)
Buy	EUR	BCLY	3,609	04/2009	44	0	44
Sell		BCLY	9,091	04/2009	66	(433)	(367)
Buy		BNP	12,768	04/2009	400	(62)	338
Sell		BNP	2,136	04/2009	9	0	9
Buy		CITI	123	04/2009	0	(4)	(4)
Sell		CITI	7,757	04/2009	0	(43)	(43)
Buy		DUB	3,319	04/2009	105	0	105
Buy		GSC	193	04/2009	7	0	7
Sell		HSBC	154,920	04/2009	10	(10,164)	(10,154)
Buy		JPM	550	04/2009	22	0	22
Sell		JPM	4	04/2009	0	0	0
Buy		RBS	12,132	04/2009	90	(107)	(17)
Buy		UBS	3,993	04/2009	28	(82)	(54)
Buy	GBP	BCLY	2,254	04/2009	15	(23)	(8)
Buy		BNP	6,194	04/2009	198	(4)	194
Buy		CITI	2,922	04/2009	0	(59)	(59)
Sell		CSFB	2,599	04/2009	0	(144)	(144)
Sell		DUB	15,818	04/2009	234	0	234
Buy		HSBC	2,177	04/2009	50	0	50
Sell		HSBC	4,773	04/2009	0	(104)	(104)
Sell		JPM	561	04/2009	3	0	3
Buy		MSC	302	04/2009	0	(3)	(3)
Sell		MSC	26,474	04/2009	310	0	310
Buy		RBS	1,204	04/2009	31	0	31
Sell		RBS	2,110	04/2009	0	(10)	(10)
Buy		UBS	2,946	04/2009	0	(119)	(119)
Sell	HKD	BCLY	167	06/2009	0	0	0
Sell		BOA	164	06/2009	0	0	0
Sell		HSBC	167	06/2009	0	0	0
Sell		JPM	448	06/2009	0	0	0
Buy	INR	BCLY	22,513	04/2009	0	(8)	(8)
Buy		BOA	15,344	04/2009	0	0	0
Buy		CITI	12,593	04/2009	0	(4)	(4)
Buy		DUB	12,687	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	82,144	04/2009	0	(18)	(18)
Sell		BOA	100	07/2009	0	0	0
Sell		CITI	95	07/2009	0	0	0
Sell		DUB	87	07/2009	0	0	0
Buy	JPY	CITI	1,015,870	04/2009	0	(31)	(31)
Sell		CITI	416,600	04/2009	43	0	43
Sell		BCLY	879,694	05/2009	23	0	23
Buy		BNP	61,750	05/2009	0	(2)	(2)
Sell		BNP	10,160,070	05/2009	1,763	0	1,763
Sell		CITI	3,899	05/2009	1	0	1
Buy		DUB	391,979	05/2009	0	(91)	(91)

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	GSC	1,028,750	05/2009	$0	$(109)	$(109)
Sell		GSC	358,643	05/2009	42	0	42
Buy		HSBC	288,994	05/2009	0	(18)	(18)
Sell		HSBC	910,322	05/2009	56	0	56
Buy		MSC	474,619	05/2009	0	(22)	(22)
Sell		MSC	600,160	05/2009	3	0	3
Sell		RBS	517,396	05/2009	23	0	23
Buy		UBS	879,694	05/2009	0	(145)	(145)
Sell		UBS	952,619	05/2009	114	0	114
Sell		MSC	10,160,071	06/2009	1,622	0	1,622
Buy	KRW	BCLY	34,048	04/2009	0	0	0
Buy		BOA	23,763	04/2009	0	0	0
Buy	MXN	CITI	832	05/2009	0	(18)	(18)
Sell		CITI	970	05/2009	0	(1)	(1)
Buy		MLP	138	05/2009	0	(1)	(1)
Buy		CITI	970	11/2009	1	0	1
Buy	MYR	BCLY	5,807	04/2009	0	(68)	(68)
Sell		BCLY	4,545	04/2009	0	(2)	(2)
Buy		BOA	4,975	04/2009	0	(56)	(56)
Buy		CITI	9,985	04/2009	0	(102)	(102)
Buy		HSBC	5,065	04/2009	0	(51)	(51)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	13,637	04/2009	110	0	110
Buy		BCLY	4,573	08/2009	8	0	8
Sell		BCLY	11,558	08/2009	91	0	91
Sell	NZD	RBS	3,052	04/2009	0	(223)	(223)
Sell		RBS	3,052	05/2009	0	(3)	(3)
Buy	PHP	BCLY	2,530	05/2009	1	0	1
Buy		CITI	61,894	05/2009	4	(7)	(3)
Buy		JPM	18,915	05/2009	0	0	0
Sell		CITI	82,548	08/2009	24	0	24
Buy	PLN	HSBC	934	05/2009	0	(98)	(98)
Sell		JPM	934	05/2009	57	0	57
Sell	RUB	BCLY	8,331	05/2009	6	0	6
Buy		DUB	28,546	05/2009	0	(339)	(339)
Buy		HSBC	3,060	05/2009	0	(36)	(36)
Sell		JPM	23,275	05/2009	173	0	173
Buy	SAR	JPM	28,597	04/2009	0	(117)	(117)
Sell		JPM	28,597	04/2009	0	(19)	(19)
Sell	SEK	CITI	4,312	06/2009	13	0	13
Buy	SGD	CITI	1,723	04/2009	0	(48)	(48)
Buy		DUB	1,237	04/2009	0	(27)	(27)
Buy		HSBC	687	04/2009	0	(18)	(18)
Sell		JPM	4,914	04/2009	90	0	90
Buy		RBS	593	04/2009	0	(14)	(14)
Buy		HSBC	535	07/2009	0	(18)	(18)
Sell	TWD	CITI	3,735	05/2009	3	0	3

					$6,867	$(20,866)	$(13,999)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$66,313	$3,567,307	$13,348	$3,646,968
Short Sales, at value	0	(5,177)	0	(5,177)
Other Financial Instruments ++	3,449	(39,551)	3,609	(32,493)

Total	$69,762	$3,522,579	$16,957	$3,609,298

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$58	$28,240	$184	$(403)	$(5,231)	$(9,500)	$13,348
Other Financial Instruments ++	(780)	0	0	0	4,031	358	3,609

Total	$(722)	$28,240	$184	$(403)	$(1,200)	$(9,142)	$16,957

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

78	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co.
2.405% due 04/27/2009	JPY	100,000	$1,011

Total Aruba (Cost $850)			1,011

AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	2,455

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

Puma Finance Ltd.
1.321% due 02/21/2038		2,354	2,124
3.272% due 08/22/2037	AUD	2,088	1,349
3.510% due 07/12/2036		844	555

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	2,412

Seven Media Group
5.365% due 02/07/2013		2,514	866
6.267% due 02/07/2013		602	207

Torrens Trust
3.587% due 10/19/2038		4,287	2,711

Total Australia (Cost $18,817)			14,835

BERMUDA 0.3%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$2,800	2,575

Total Bermuda (Cost $2,787)			2,575

CANADA 4.6%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	4,400

Canada Government Bond
5.750% due 06/01/2029		1,300	1,342
8.000% due 06/01/2023		600	726

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	4,323

Honda Canada Finance, Inc.
0.827% due 03/26/2012		12,000	8,230

Master Credit Card Trust
5.297% due 08/21/2012		1,000	833

Province of Ontario Canada
4.700% due 06/02/2037		12,600	9,837
5.600% due 06/02/2035		1,900	1,654
6.200% due 06/02/2031		200	184

Province of Quebec Canada
5.750% due 12/01/2036		3,200	2,768

Total Canada (Cost $38,419)			34,297

CAYMAN ISLANDS 1.2%

Foundation Re II Ltd.
7.988% due 11/26/2010		$500	480

Longpoint Re Ltd.
6.570% due 05/08/2010		700	680

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,206

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$2,900	$1,946

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	776

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$700	674

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	491	5

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,295

Vita Capital III Ltd.
2.525% due 01/01/2011		2,300	2,146

Total Cayman Islands (Cost $12,097)			9,208

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	671	123

Realkredit Danmark A/S
5.000% due 10/01/2038		2,622	442

Total Denmark (Cost $523)			565

FRANCE 2.6%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,600	3,606

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	610

France Government Bond
4.250% due 04/25/2019		900	1,257
4.750% due 04/25/2035		100	145
5.500% due 04/25/2010		700	974
5.750% due 10/25/2032		3,900	6,336

French Treasury Notes
2.500% due 07/12/2010		100	135
3.000% due 01/12/2011		200	273
3.750% due 09/12/2010		400	550

Societe Generale
5.922% due 04/29/2049		$1,000	461

Vivendi
5.750% due 04/04/2013		3,400	3,182
6.625% due 04/04/2018		2,500	2,296

Total France (Cost $23,490)			19,825

GERMANY 5.8%

Deutsche Bank AG
6.000% due 09/01/2017		$1,900	1,840

Republic of Germany
4.750% due 07/04/2034	EUR	7,500	11,046
5.500% due 01/04/2031		6,900	11,001
5.625% due 01/04/2028		12,300	19,682

Total Germany (Cost $40,768)			43,569

IRELAND 1.5%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		2,300	2,631

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035	EUR	1,750	$1,919

Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	581

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	1,711	1,582

Osiris Capital PLC
6.094% due 01/15/2010		$500	491

SC Germany Auto
1.431% due 08/11/2015	EUR	516	660

Talisman Finance PLC
2.570% due 04/22/2017		629	502

Total Ireland (Cost $13,253)			11,009

ITALY 0.5%

Locat Securitisation Vehicle SRL
1.867% due 12/12/2024	EUR	1,054	1,297

Siena Mortgages SpA
1.880% due 12/16/2038		1,796	2,253

Total Italy (Cost $3,691)			3,550

JAPAN 15.9%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,397

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	442,640	3,872
1.000% due 06/10/2016		1,522,080	13,286
1.100% due 12/10/2016		1,792,510	15,674
1.200% due 03/10/2017		171,020	1,493
1.200% due 06/10/2017		4,138,000	35,844
1.200% due 12/10/2017		1,473,540	12,720

Japan Government International Bond
2.300% due 06/20/2035		1,330,000	14,039
2.400% due 03/20/2034		240,000	2,583
2.500% due 09/20/2035		770,000	8,458
2.500% due 09/20/2037		500,000	5,520

JLOC Ltd.
1.222% due 01/15/2015		70,961	693

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	1,940

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		900	571

Total Japan (Cost $119,198)			119,090

JERSEY, CHANNEL ISLANDS 0.7%

Arran Master Trust
1.370% due 12/15/2012		$800	731

HSBC Capital Funding LP
9.547% due 12/29/2049		2,400	1,638

WPP PLC
6.000% due 04/04/2017	GBP	2,500	2,795

Total Jersey, Channel Islands (Cost $6,167)			5,164

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
LUXEMBOURG 0.4%

Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	$2,724

Total Luxembourg (Cost $3,000)			2,724

NETHERLANDS 1.4%

Delphinus BV
2.138% due 11/28/2031	EUR	2,168	2,735

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	643

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.208% due 10/02/2079		687	868

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	1,607	1,946

Globaldrive BV
1.494% due 06/20/2015		800	714

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		79	105

Netherlands Government Bond
4.000% due 07/15/2019		1,100	1,499

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$800	797
5.750% due 10/17/2016		1,200	1,218

Total Netherlands (Cost $10,746)			10,583

NEW ZEALAND 0.7%

ANZ National International Ltd.
6.200% due 07/19/2013		$4,400	4,249

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	747

Total New Zealand (Cost $4,815)			4,996

NORWAY 0.5%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,574

Total Norway (Cost $4,001)			3,574

PORTUGAL 0.8%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	5,744

Total Portugal (Cost $6,599)			5,744

RUSSIA 0.3%

Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,234
8.146% due 04/11/2018		1,100	907

Total Russia (Cost $2,500)			2,141

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,032

Total South Korea (Cost $2,772)			2,032

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 1.8%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	$1,195

Bankinter S.A.
5.000% due 05/14/2010		7,900	10,726

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	1,377

Total Spain (Cost $16,137)			13,298

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$10,800	10,449

UBS AG
2.154% due 05/05/2010		4,200	4,192
2.219% due 06/19/2010		3,900	3,681

Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,356

Total Switzerland (Cost $20,457)			19,678

UNITED KINGDOM 11.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	10,412

Barclays Bank PLC
6.050% due 12/04/2017		$4,900	3,862
7.434% due 09/29/2049		2,500	1,040
7.700% due 04/29/2049		2,500	1,100

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	2,082	2,705

HBOS PLC
6.750% due 05/21/2018		$3,000	2,318

Lloyds Banking Group PLC
5.920% due 09/29/2049		4,100	759

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (b)		4,500	4,535
5.625% due 07/29/2049	EUR	2,410	1,905

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	1,176

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	346

TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,480

United Kingdom Gilt
4.000% due 09/07/2016		8,100	12,611
4.250% due 06/07/2032		9,600	14,247
4.500% due 03/07/2019		8,300	13,255
4.750% due 09/07/2015		9,300	14,991
4.750% due 03/07/2020		300	486

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,159

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	218

Total United Kingdom (Cost $100,403)			88,605

UNITED STATES 84.3%

ASSET-BACKED SECURITIES 4.3%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,305	1,063

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AFC Home Equity Loan Trust
1.232% due 12/22/2027	$24	$15

Amortizing Residential Collateral Trust
1.222% due 10/25/2031	33	19

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029	54	29

BA Credit Card Trust
1.136% due 04/15/2013	8,900	8,510

Bear Stearns Asset-Backed Securities Trust
0.922% due 10/27/2032	70	44
0.972% due 03/25/2043	33	31
1.182% due 10/25/2032	37	21

Chase Issuance Trust
0.576% due 03/15/2013	5,600	5,314
1.456% due 05/16/2011	3,100	3,096

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	184	134
6.681% due 12/01/2033	167	136

Countrywide Asset-Backed Certificates
0.862% due 12/25/2036	115	66

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	25	12

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	4,472	4,431
1.976% due 06/15/2012	4,300	4,020

Home Equity Mortgage Trust
5.500% due 01/25/2037	542	83

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	626	449

Lehman XS Trust
0.692% due 04/25/2046	1,728	1,384

MBNA Credit Card Master Note Trust
0.546% due 09/15/2011	900	899

Residential Asset Mortgage Products, Inc.
1.082% due 06/25/2032	30	21

Residential Asset Securities Corp.
1.022% due 07/25/2032	90	41

SLC Student Loan Trust
1.214% due 02/15/2015	1,436	1,431

Wells Fargo Home Equity Trust
0.752% due 10/25/2035	934	835
0.762% due 11/25/2035	78	76

		32,160

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	6,983	3,766

Ford Motor Co.
3.560% due 12/16/2013	655	316

		4,082

CORPORATE BONDS & NOTES 29.3%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	500	490

Allstate Life Global Funding II
1.901% due 05/21/2010	8,100	7,720

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,500	2,421

Altria Group, Inc.
9.250% due 08/06/2019	4,000	4,287

80	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Electric Power Co., Inc.
5.250% due 06/01/2015		$3,000	$2,811

American Express Bank FSB
0.581% due 04/26/2010		2,700	2,532
0.714% due 06/12/2012		800	611
5.500% due 04/16/2013		5,200	4,490

American Express Co.
7.000% due 03/19/2018		5,900	5,216

American Express Credit Corp.
5.875% due 05/02/2013		1,800	1,582

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	158
5.850% due 01/16/2018		$3,000	1,177
8.000% due 05/22/2038	EUR	6,500	950
8.175% due 05/15/2058		$5,100	435

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	990

AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,752

Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	2,737
8.000% due 12/29/2049		$4,600	1,845
8.125% due 12/29/2049		7,400	3,044

Bear Stearns Cos. LLC
6.950% due 08/10/2012		3,700	3,772
7.250% due 02/01/2018		11,600	12,007

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	975
6.400% due 06/15/2016		1,700	1,590

Caterpillar Financial Services Corp.
1.976% due 06/24/2011		2,800	2,637

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	400	103

Citigroup Capital XXI
8.300% due 12/21/2057		$1,500	724

Citigroup Funding, Inc.
2.291% due 05/07/2010		2,000	1,796

Citigroup, Inc.
4.750% due 02/10/2019	EUR	900	598
5.500% due 04/11/2013		$5,000	4,398
6.125% due 05/15/2018		8,000	6,921
8.400% due 04/29/2049		2,000	1,133

CNA Financial Corp.
6.000% due 08/15/2011		800	698

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	2,851

Cox Communications, Inc.
6.750% due 03/15/2011		700	700

CVS Caremark Corp.
5.750% due 08/15/2011		300	315

Daimler Finance North America LLC
4.875% due 06/15/2010		300	291
5.750% due 09/08/2011		400	378

Exelon Corp.
4.900% due 06/15/2015		3,000	2,551

General Electric Capital Corp.
2.214% due 12/09/2011		4,000	4,075
4.625% due 09/15/2066	EUR	1,000	538
5.875% due 01/14/2038		$2,000	1,434
6.375% due 11/15/2067		3,400	1,653

GMAC LLC
4.750% due 09/14/2009	EUR	600	690

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$300	$204
5.250% due 06/01/2016 (m)	CAD	2,200	1,486
5.375% due 02/15/2013	EUR	800	983
5.950% due 01/18/2018		$5,000	4,550
6.150% due 04/01/2018		2,500	2,289
6.250% due 09/01/2017		2,900	2,693

HCP, Inc.
5.950% due 09/15/2011		300	257

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,520

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	941

Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,927

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	573
5.350% due 03/01/2012		1,000	562
6.625% due 11/15/2013		3,000	1,664

Johnson Controls, Inc.
5.250% due 01/15/2011		900	872

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,302
6.000% due 01/15/2018		$4,900	4,961

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		760	651

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	1,976

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$3,300	2,835

Kraft Foods, Inc.
6.250% due 06/01/2012		900	950

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		600	75
5.625% due 01/24/2013 (a)		3,700	463
6.875% due 05/02/2018 (a)		6,100	762

Lennar Corp.
5.950% due 10/17/2011		900	752

Loews Corp.
5.250% due 03/15/2016		300	274

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,650

Masco Corp.
5.875% due 07/15/2012		300	236

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		1,571	1,462
1.328% due 08/14/2009		400	391
3.472% due 05/12/2010		5,800	5,463
6.875% due 04/25/2018		4,000	3,135

Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,572

Morgan Stanley
6.000% due 04/28/2015		6,500	6,150
6.250% due 08/28/2017		400	372
6.625% due 04/01/2018		5,700	5,448

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		2,700	2,649

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	822

New York Community Bank
3.000% due 12/16/2011		1,475	1,512

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	965

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NiSource Finance Corp.
5.400% due 07/15/2014	$300	$241

Nordstrom, Inc.
6.250% due 01/15/2018	3,000	2,359

Nucor Corp.
5.850% due 06/01/2018	3,000	3,003

Pricoa Global Funding I
2.066% due 06/04/2010	5,700	5,135

Principal Life Income Funding Trusts
5.300% due 04/24/2013	3,100	2,851

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Rohm & Haas Co.
5.600% due 03/15/2013	4,500	4,218

Ryder System, Inc.
6.000% due 03/01/2013	3,000	2,693

Sara Lee Corp.
6.250% due 09/15/2011	900	939

Sealed Air Corp.
6.950% due 05/15/2009	800	802

Simon Property Group LP
6.125% due 05/30/2018	2,000	1,576

Spectra Energy Capital LLC
5.668% due 08/15/2014	3,000	2,896

Sprint Capital Corp.
8.750% due 03/15/2032	200	135

Sprint Nextel Corp.
6.000% due 12/01/2016	700	504

State Street Capital Trust IV
2.320% due 06/15/2037	2,400	946

Target Corp.
7.000% due 01/15/2038	2,800	2,634

Temple-Inland, Inc.
6.625% due 01/15/2016	3,500	2,592

Verizon Communications, Inc.
4.350% due 02/15/2013	4,000	3,973
5.500% due 04/01/2017	700	678

Viacom, Inc.
5.750% due 04/30/2011	2,000	1,949

Wells Fargo & Co.
4.375% due 01/31/2013	2,500	2,333

		219,242

MORTGAGE-BACKED SECURITIES 11.3%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	221	120

American Home Mortgage Assets
0.712% due 05/25/2046	2,165	765
2.553% due 11/25/2046	1,303	387

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,043	728

Banc of America Funding Corp.
4.606% due 02/20/2036	1,031	682
6.106% due 01/20/2047	313	148

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,611	2,344

BCAP LLC Trust
0.692% due 01/25/2037	4,475	1,715

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	1,043	722
2.650% due 08/25/2035	2,379	1,666

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.940% due 03/25/2035	$3,816	$2,596
3.951% due 08/25/2033	424	348
4.465% due 05/25/2034	520	410
4.530% due 08/25/2033	55	43
4.550% due 08/25/2035	2,936	2,056
4.630% due 05/25/2034	230	228
4.651% due 10/25/2033	299	260
4.793% due 11/25/2034	436	320
5.395% due 02/25/2034	33	22
5.473% due 05/25/2047	1,024	526

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,503	744
5.721% due 11/25/2036	4,737	2,176
5.786% due 02/25/2036	2,623	1,150
5.891% due 11/25/2036	626	286

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	2,150	1,361

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,400	860

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	957	622
4.248% due 08/25/2035	1,114	714
4.900% due 10/25/2035	6,444	4,162
6.008% due 09/25/2037	5,948	2,971

Countrywide Alternative Loan Trust
0.712% due 09/25/2046	2,854	1,027
0.732% due 07/25/2046	117	42
0.740% due 12/20/2046	2,480	804
0.872% due 05/25/2037	707	257
3.133% due 11/25/2035	411	179
3.673% due 11/25/2035	329	146
5.250% due 06/25/2035	414	242
5.895% due 02/25/2037	1,524	778
6.000% due 01/25/2037	1,719	940
6.000% due 04/25/2037	732	424
6.250% due 08/25/2037	341	170

Countrywide Home Loan Mortgage Pass-Through Trust
0.842% due 03/25/2035	3,127	1,339
0.852% due 02/25/2035	471	208
4.740% due 08/25/2034	117	64
4.785% due 11/25/2034	398	243
4.812% due 04/20/2035	189	139

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	488	234
4.462% due 05/25/2032	18	16
4.750% due 08/25/2033	449	373
4.878% due 07/25/2033	33	27
6.500% due 04/25/2033	70	59

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	134	104
4.738% due 12/25/2033	254	191
5.362% due 08/25/2035	216	153

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	50	29
5.500% due 09/25/2034	1,519	1,447

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	38	38

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	392	335
0.702% due 01/25/2037	576	209
0.722% due 10/25/2046	1,600	180
0.732% due 04/25/2036	600	214

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	45	31

GSR Mortgage Loan Trust
4.513% due 03/25/2033	273	230
4.541% due 09/25/2035	373	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	$2,295	$836
0.746% due 09/19/2037	960	342
0.746% due 01/19/2038	805	286
2.483% due 12/19/2036	970	311
4.957% due 05/19/2033	432	335
5.143% due 07/19/2035	104	57

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,181	805
0.722% due 11/25/2046	1,910	224
5.013% due 12/25/2034	125	86

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	986	794
5.550% due 10/25/2036	943	741

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	1,300	897

JPMorgan Mortgage Trust
4.375% due 11/25/2033	342	290
5.018% due 02/25/2035	644	512

MASTR Alternative Loans Trust
0.922% due 03/25/2036	355	134

Mellon Residential Funding Corp.
0.996% due 12/15/2030	782	631

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	758
5.957% due 08/12/2049	2,700	1,785

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	3,890	2,158
0.772% due 08/25/2036	293	130
5.366% due 02/25/2033	156	136

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035	1,602	1,074

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	1,127	417
0.702% due 06/25/2046	3,530	1,354
0.732% due 04/25/2046	369	144
0.752% due 05/25/2037	931	188
0.827% due 09/25/2046	800	80

Residential Asset Securitization Trust
0.972% due 12/25/2036	413	186
5.750% due 02/25/2036	572	390
6.250% due 10/25/2036	2,156	998
6.500% due 08/25/2036	1,000	388

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	200	129
6.500% due 03/25/2032	72	65

Sequoia Mortgage Trust
0.895% due 07/20/2033	727	553
0.906% due 10/19/2026	385	309

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	478	334
4.931% due 02/25/2034	203	143
5.190% due 09/25/2034	993	740

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	541	220
0.732% due 05/25/2046	912	333
0.806% due 07/19/2035	1,636	766
0.846% due 07/19/2034	219	118

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	292	251

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	7,118	4,917
5.572% due 10/15/2048	4,300	3,134

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	$1,283	$525
0.782% due 11/25/2045	588	240
0.832% due 01/25/2045	596	240
1.062% due 12/25/2027	1,987	1,405
2.333% due 03/25/2047	2,543	813
2.373% due 01/25/2047	947	294
3.742% due 03/25/2034	796	569
3.753% due 03/25/2033	813	687
4.135% due 08/25/2034	1,360	1,104
4.499% due 06/25/2033	147	116
5.845% due 02/25/2037	2,536	1,492

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	1,369	374
2.403% due 04/25/2047	862	181
2.573% due 07/25/2046	689	218

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	5,579	4,426

		84,443

MUNICIPAL BONDS & NOTES 1.9%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,394
5.000% due 12/01/2037	600	517

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	2,100	2,097

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	270	235

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	618

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	283

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	3,344
6.500% due 06/01/2023	715	514

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	885

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	370	309

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	204

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	620	620

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	26

		14,046

	SHARES
PIMCO FUNDS (d) 5.0%

Short-Term Floating NAV Portfolio	3,768,681	37,706

PREFERRED STOCKS 0.2%

DG Funding Trust
2.717% due 12/31/2049	130	1,302

82	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)

SLM Corp. CPI Linked
2.140% due 01/16/2018	10,700	$86

		1,388

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 29.0%

Fannie Mae
0.722% due 10/27/2037	$5,700	5,134
3.999% due 03/01/2024	22	22
4.347% due 11/01/2034 (h)	4,283	4,351
4.934% due 12/01/2034	774	793
4.950% due 11/01/2023	10	10
5.000% due 07/01/2018 - 10/01/2035	7,745	8,051
5.000% due 07/01/2035 - 04/01/2038 (h)	19,821	20,343
5.055% due 05/01/2035	503	518
5.500% due 10/01/2017 - 11/01/2038	8,458	8,791
5.500% due 11/01/2032 - 06/01/2038 (h)	71,075	73,920
5.500% due 04/01/2037 (h)(i)	5,210	5,383
6.000% due 01/01/2036 - 01/01/2037	217	227
6.470% due 09/25/2012	1,000	1,149
6.500% due 06/01/2029 - 10/01/2037	2,381	2,512

Federal Farm Credit Bank
7.530% due 04/15/2009	475	476

Federal Home Loan Bank
7.400% due 02/01/2021	129	129

Financing Corp.
0.000% due 12/27/2018	12,100	8,524

Freddie Mac
0.906% due 12/15/2030	474	469
3.022% due 10/25/2044	3,779	3,683

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 02/15/2020	$7,557	$7,846
4.823% due 02/01/2029	269	273
4.974% due 05/01/2023	56	56
5.000% due 12/15/2031	3,600	3,707
5.328% due 04/01/2037	1,209	1,244
5.342% due 04/01/2037	124	127
5.500% due 02/01/2038 (h)	1,722	1,789
6.000% due 12/15/2024	317	333

Ginnie Mae
1.156% due 02/16/2030	226	223
4.125% due 12/20/2023 - 12/20/2026	70	71
4.625% due 07/20/2022 - 09/20/2026	146	147
5.250% due 01/20/2030	62	64
5.375% due 05/20/2022 - 05/20/2030	308	314
6.000% due 08/20/2034	4,605	4,887
6.500% due 04/01/2039	43,000	45,090
8.500% due 01/15/2030 - 02/15/2031	172	188

Small Business Administration
6.640% due 02/01/2011	97	102

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,428
7.140% due 05/23/2012	1,000	1,149

		216,523

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	19,300	19,131

U.S. Treasury Strips
0.000% due 08/15/2024	3,500	1,958

		21,089

Total United States (Cost $732,723)		630,679

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$1,936	$1,936

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,978. Repurchase proceeds are $1,936.)

NETHERLANDS TREASURY BILLS 2.5%
0.933% due 04/17/2009	EUR	14,000	18,579

U.S. TREASURY BILLS 2.2%
0.121% due 04/02/2009 - 06/04/2009 (c)(e)(f)(g)		$16,130	16,129

Total Short-Term Instruments (Cost $35,832)			36,644

PURCHASED OPTIONS (k) 0.5%
(Cost $731)			3,868

Total Investments 145.6% (Cost $1,220,776)			$1,089,264

Written Options (l) (1.0%) (Premiums $2,902)			(7,515)

Other Assets and Liabilities (Net) (44.6%)			(333,868)

Net Assets 100.0%			$747,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	The Global Bond Fund (Unhedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $400 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $13,239 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $410 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $154,620 at a weighted average interest rate of 2.135%. On March 31, 2009, securities valued at $109,298 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $3,838 and cash of $2,616 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	196	$96
90-Day Euribor June Futures	Long	06/2010	283	116
90-Day Euribor September Futures	Long	09/2010	61	37
Euro-Bobl June Futures	Long	06/2009	146	57
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	292	0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	12	11
U.S. Treasury 10-Year Note June Futures	Long	06/2009	34	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	93
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	410	228
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	93	197

				$847

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$500	$21	$0	$21
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	600	35	0	35
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.131%		$4,000	(109)	0	(109)
American Electric Power Co., Inc.	WAC	(0.450%	)	06/20/2015	0.745%		3,000	50	0	50
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		1,000	55	0	55
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%		7,000	117	0	117
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		800	25	0	25
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		800	12	0	12
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	3.974%		1,500	125	0	125
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	3.974%		1,200	99	0	99
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	4.080%	EUR	800	(13)	0	(13)
Barclays Bank PLC	RBS	(2.600%	)	12/20/2013	2.100%		$1,900	(42)	0	(42)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		1,100	117	0	117
Bear Stearns Cos., Inc.	BNP	(2.180%	)	03/20/2018	1.790%		5,100	(145)	0	(145)
Bear Stearns Cos., Inc.	CITI	(1.200%	)	03/20/2018	1.790%		5,500	228	0	228
Bear Stearns Cos., Inc.	DUB	(0.770%	)	03/20/2018	1.790%		1,000	72	0	72
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	1.600%		1,000	23	0	23
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		1,700	(56)	0	(56)
Citigroup, Inc.	BCLY	(1.420%	)	09/20/2013	6.400%		3,800	639	0	639
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	5.295%		10,000	2,263	0	2,263
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		1,500	336	0	336
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		800	68	0	68
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	800	15	0	15
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	0.700%		$3,000	(109)	0	(109)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	1.306%		700	15	0	15
Credit Suisse Group	DUB	(1.960%	)	06/20/2013	1.830%		10,800	(63)	0	(63)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%		300	5	0	5
Daimler Canada Finance, Inc.	RBC	(0.350%	)	06/20/2009	2.840%		1,000	6	0	6
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		300	8	0	8
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		400	22	0	22
Deutsche Bank AG	BNP	(0.920%	)	06/20/2013	1.230%		1,000	12	0	12
Deutsche Bank AG	JPM	(0.940%	)	09/20/2017	1.207%		900	17	0	17
Diamond Offshore Drilling, Inc.	JPM	(0.230%	)	06/20/2012	0.574%		700	8	0	8
Exelon Corp.	CITI	(1.260%	)	06/20/2015	3.009%		3,000	266	0	266
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		600	1	0	1
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	2.454%		5,000	446	0	446
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		1,100	144	0	144
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		1,000	10	0	10
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		300	47	0	47
Home Depot, Inc.	MSC	(0.980%	)	12/20/2013	1.840%		3,000	109	0	109
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		3,000	1,183	0	1,183
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	22.414%		1,000	364	0	364
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		1,000	383	0	383
Johnson Controls, Inc.	CSFB	(0.240%	)	03/20/2011	7.499%		900	119	0	119
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		2,600	193	0	193
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		600	46	0	46
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		1,700	128	0	128
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	900	24	0	24
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%		$1,000	25	0	25
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Lockheed Martin Corp.	MSC	(0.089%	)	06/20/2012	0.495%		900	11	0	11
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		400	7	0	7
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		300	10	0	10
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		300	10	0	10
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%		3,000	41	0	41
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		300	41	0	41
Morgan Stanley	BCLY	(1.800%	)	09/20/2018	3.139%		2,500	220	0	220
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%		1,100	145	0	145
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%		1,000	12	0	12
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		300	50	0	50
Nordstrom, Inc.	BOA	(1.120%	)	03/20/2018	3.518%		3,000	452	0	452
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%		3,000	167	0	167
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		800	14	0	14
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		3,700	96	0	96
RadioShack Corp.	RBS	(1.430%	)	06/20/2013	2.100%		2,400	60	0	60
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	1.650%		4,500	195	0	195
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%		3,000	256	0	256
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		900	(2)	0	(2)
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%		900	5	0	5
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		2,000	529	0	529

84	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	1,000	$19	$0	$19
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	1.000%		$3,000	25	0	25
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	6.690%		700	190	0	190
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		400	27	0	27
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%		3,000	314	0	314
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	4.674%		3,500	(358)	0	(358)
Time Warner, Inc.	BCLY	(1.050%	)	03/20/2016	1.060%		1,500	0	0	0
UBS Warburg LLC	BCLY	(2.150%	)	12/20/2013	2.290%	EUR	3,700	25	0	25
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$3,300	(11)	0	(11)
UBS Warburg LLC	RBS	(3.000%	)	12/20/2013	2.290%		1,500	(46)	0	(46)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	600	15	0	15
Verizon Communications, Inc.	CITI	(0.900%	)	06/20/2017	1.045%		$700	7	0	7
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		900	(9)	0	(9)
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		300	14	0	14
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		800	40	26	14
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		1,200	(5)	0	(5)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		1,200	(6)	0	(6)
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		1,000	(7)	0	(7)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		2,500	(18)	0	(18)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	3.390%		1,600	248	0	248
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%	GBP	2,500	151	0	151
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		$400	85	0	85

								$10,357	$26	$10,331

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$1,200	$(19)	$0	$(19)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	2,600	(269)	0	(269)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	7,000	(188)	0	(188)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	700	(22)	(35)	13
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	600	(8)	0	(8)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	500	(21)	0	(21)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	5,000	(556)	0	(556)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,600	(221)	0	(221)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	600	(254)	0	(254)

						$(1,788)	$(35)	$(1,753)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		$80,325	$7,660	$1,820	$5,840
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		7,515	673	282	391
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		17,080	750	(576)	1,326
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016	EUR	5,300	934	(35)	969

							$10,017	$1,491	$8,526

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$3,000	$(2,474)	$(966)	$(1,508)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	1,000	(700)	(376)	(324)

					$(3,174)	$(1,342)	$(1,832)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$417	$(14)	$431
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	907	(17)	924
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	758	11	747
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	274	0	274
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	71,700	(192)	29	(221)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	(157)	(41)	(116)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		2,800	(191)	(51)	(140)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,200	(765)	(74)	(691)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		900	(97)	(6)	(91)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		600	(64)	(16)	(48)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,300	(369)	(89)	(280)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		300	(41)	(3)	(38)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	46	(4)	50
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	651	(59)	710
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		$14,100	(3,241)	114	(3,355)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		800	(77)	(97)	20
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		14,000	(1,343)	(1,693)	350
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		15,000	(4,089)	294	(4,383)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		9,400	351	103	248
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	2,800	71	34	37
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		16,600	420	251	169
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		21,700	549	(3)	552
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		52,500	469	59	410
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		11,200	(14)	(101)	87
Pay	6-Month GBP-LIBOR	3.500%	09/16/2016	BCLY	GBP	1,800	(2)	15	(17)
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(71)	0	(71)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY		300,000	(13)	(7)	(6)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		390,000	(16)	(9)	(7)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		1,350,000	(59)	(29)	(30)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(128)	(15)	(113)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		4,990,000	1,211	1,165	46
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		890,000	217	166	51
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		2,260,000	596	459	137
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(994)	27	(1,021)

							$(4,923)	$399	$(5,322)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$87.000	05/22/2009	73	$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	$14,800	$153	$572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	53,100	560	3,295

							$713	$3,867

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$86.000	05/05/2009	$5,400	$1	$0
Put - OTC Freddie Mac 5.500% due 05/01/2039	86.000	05/05/2009	40,000	5	0
Put - OTC Ginnie Mae 6.000% due 04/01/2039	91.250	04/13/2009	40,000	5	0
Put - OTC Ginnie Mae 6.500% due 04/01/2039	92.500	04/13/2009	56,000	6	0

				$17	$0

86	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	97	$43	$19
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	475	307	9
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	214	93	21

				$443	$49

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	5,400	$58	$89
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		5,400	57	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		2,400	26	39
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		2,400	26	0
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		12,500	166	1,108
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		5,700	60	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$14,000	107	23
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		3,400	14	9
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		7,000	21	3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	168	1,034
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,400	85	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,400	77	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		9,800	50	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		9,800	51	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	3
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	2,367
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		50,800	127	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		25,500	23	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		16,200	30	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		13,000	46	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.320%	08/28/2009		37,500	49	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	2,750

								$2,339	$7,450

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$16,000	$49	$6
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	8,000	39	10
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	12,000	32	0

				$120	$16

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	1,998	$329,000	AUD	18,000	EUR	15,000	GBP	4,500	$8,337
Sales	8,646	473,900		0		62,351		9,338	7,872
Closing Buys	(6,779)	(447,700)		(18,000)		(22,151)		(13,838)	(11,263)
Expirations	(3,079)	(57,300)		0		(8,900)		0	(2,044)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	786	$297,900	AUD	0	EUR	46,300	GBP	0	$2,902

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,983	$1,486	0.20%

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	14,909	04/2009	$0	$(79)	$(79)
Sell		HSBC	14,909	04/2009	0	0	0
Sell	AUD	DUB	12,300	04/2009	0	(719)	(719)
Buy		UBS	433	04/2009	2	0	2
Sell		BCLY	3,493	05/2009	15	0	15
Buy		UBS	2,833	05/2009	0	(20)	(20)
Buy	BRL	RBC	34	06/2009	0	(3)	(3)
Buy	CAD	BCLY	165	04/2009	0	(4)	(4)
Buy		BNP	3,092	04/2009	36	0	36
Sell		BNP	3,092	04/2009	0	(36)	(36)
Sell		JPM	10,118	04/2009	106	0	106
Buy		RBS	1,100	04/2009	0	(21)	(21)
Sell		UBS	426	04/2009	0	(8)	(8)
Sell	CLP	BCLY	66,358	05/2009	1	0	1
Buy		CITI	83,585	05/2009	0	(2)	(2)
Sell		HSBC	83,585	05/2009	0	(15)	(15)
Buy		JPM	66,358	05/2009	0	(25)	(25)
Buy		BCLY	66,358	11/2009	0	(2)	(2)
Sell		CITI	83,585	11/2009	3	0	3
Buy	CNY	BCLY	52,412	05/2009	45	(207)	(162)
Sell		BCLY	55,103	05/2009	0	(125)	(125)
Buy		CITI	51,807	05/2009	0	(339)	(339)
Sell		DUB	28,469	05/2009	0	(89)	(89)
Buy		HSBC	11,537	05/2009	0	(51)	(51)
Sell		HSBC	33,140	05/2009	15	(39)	(24)
Buy		JPM	23,323	05/2009	0	(135)	(135)
Sell		JPM	24,125	05/2009	0	(86)	(86)
Buy		MSC	10,418	05/2009	0	(62)	(62)
Sell		UBS	8,660	05/2009	0	(28)	(28)
Buy		BCLY	1,451	07/2009	0	(13)	(13)
Sell		BCLY	8,262	07/2009	0	(26)	(26)
Buy		DUB	18,327	07/2009	0	(161)	(161)
Buy		HSBC	2,420	07/2009	0	(22)	(22)
Buy		JPM	2,243	07/2009	0	(20)	(20)
Sell		JPM	16,179	07/2009	0	(62)	(62)
Buy		BCLY	2,209	09/2009	4	0	4
Buy		CITI	2,221	09/2009	6	0	6
Buy		DUB	9,978	09/2009	23	0	23
Sell		DUB	20,641	09/2009	0	(103)	(103)
Buy		HSBC	4,438	09/2009	11	0	11
Buy		JPM	1,795	09/2009	3	0	3
Buy		BCLY	10,063	05/2010	0	(153)	(153)
Sell		BCLY	21,410	05/2010	0	(164)	(164)
Buy		MLP	11,346	05/2010	0	(166)	(166)
Buy	DKK	UBS	31,484	06/2009	311	0	311
Sell	EUR	BCLY	7,871	04/2009	99	(265)	(166)
Buy		BNP	1,021	04/2009	13	(18)	(5)
Sell		BNP	446	04/2009	2	0	2
Buy		CITI	458	04/2009	0	(15)	(15)
Buy		CSFB	4,398	04/2009	60	0	60
Sell		GSC	1,390	04/2009	0	(53)	(53)
Buy		HSBC	94,392	04/2009	6,205	0	6,205
Buy		JPM	695	04/2009	30	0	30
Buy		MSC	744	04/2009	0	(22)	(22)
Buy		RBS	942	04/2009	0	(7)	(7)
Buy		UBS	2,303	04/2009	35	(37)	(2)
Sell	GBP	BCLY	146	04/2009	3	0	3
Buy		BNP	3,415	04/2009	108	(2)	106
Buy		CITI	677	04/2009	0	(14)	(14)
Sell		CSFB	1,022	04/2009	0	(57)	(57)
Buy		DUB	5,068	04/2009	0	(75)	(75)
Buy		HSBC	125	04/2009	3	0	3
Sell		HSBC	369	04/2009	7	0	7
Sell		JPM	3,158	04/2009	41	(44)	(3)
Buy		MSC	18,725	04/2009	2	(219)	(217)
Buy		RBS	1,461	04/2009	33	0	33
Sell		RBS	1,067	04/2009	6	(6)	0
Sell		UBS	44	04/2009	2	0	2
Buy	HKD	BCLY	15	06/2009	0	0	0
Buy		BOA	16	06/2009	0	0	0
Buy		HSBC	16	06/2009	0	0	0

88	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	JPM	43	06/2009	$0	$0	$0
Buy	HUF	JPM	530	05/2009	0	0	0
Sell		JPM	530	05/2009	0	0	0
Buy	INR	BCLY	9,005	04/2009	0	(3)	(3)
Buy		BOA	5,590	04/2009	0	0	0
Sell		BOA	538	04/2009	0	0	0
Buy		CITI	5,000	04/2009	0	(2)	(2)
Sell		CITI	537	04/2009	0	0	0
Buy		DUB	5,040	04/2009	0	(1)	(1)
Sell		DUB	478	04/2009	0	0	0
Buy		HSBC	7,002	04/2009	0	(2)	(2)
Sell		JPM	30,085	04/2009	0	(7)	(7)
Buy		BOA	549	07/2009	0	0	0
Buy		CITI	547	07/2009	0	0	0
Buy		DUB	478	07/2009	0	0	0
Sell	JPY	CITI	96,522	04/2009	10	0	10
Buy		RBS	1,285	04/2009	0	0	0
Buy		BNP	12,101,769	05/2009	0	(2,132)	(2,132)
Sell		BNP	737,934	05/2009	132	0	132
Sell		CITI	329,208	05/2009	12	0	12
Buy		DUB	109,770	05/2009	0	(26)	(26)
Sell		DUB	203,152	05/2009	27	0	27
Buy		GSC	32,365	05/2009	0	(4)	(4)
Sell		GSC	86,651	05/2009	9	0	9
Sell		HSBC	370,413	05/2009	23	0	23
Buy		JPM	105,211	05/2009	0	(19)	(19)
Sell		JPM	541,766	05/2009	31	0	31
Buy		MSC	159,492	05/2009	0	(8)	(8)
Sell		RBS	191,874	05/2009	10	0	10
Sell		UBS	156,190	05/2009	12	0	12
Buy		MSC	11,397,155	06/2009	0	(1,820)	(1,820)
Sell	KRW	BCLY	34,048	04/2009	0	0	0
Sell		BOA	24,142	04/2009	0	0	0
Buy	MXN	CITI	925	05/2009	0	(16)	(16)
Sell		JPM	984	05/2009	0	0	0
Buy		MLP	59	05/2009	0	0	0
Sell		CITI	162	11/2009	0	0	0
Buy	MYR	BCLY	1,294	04/2009	0	(15)	(15)
Sell		BCLY	874	04/2009	0	0	0
Buy		BOA	1,121	04/2009	0	(13)	(13)
Buy		CITI	2,250	04/2009	0	(23)	(23)
Buy		HSBC	1,233	04/2009	0	(12)	(12)
Sell		JPM	3,561	04/2009	29	0	29
Buy		BCLY	879	08/2009	2	0	2
Sell		BCLY	2,359	08/2009	19	0	19
Buy	NZD	RBS	1,352	04/2009	1	0	1
Sell		RBS	1,352	04/2009	0	(99)	(99)
Sell		RBS	1,352	05/2009	0	(1)	(1)
Buy	PHP	BCLY	1,355	05/2009	0	0	0
Buy		CITI	33,369	05/2009	2	(4)	(2)
Buy		JPM	10,185	05/2009	0	0	0
Sell		CITI	46,090	08/2009	13	0	13
Sell	PLN	DUB	269	05/2009	18	0	18
Buy		HSBC	269	05/2009	0	(29)	(29)
Buy	RUB	BCLY	92,539	05/2009	0	(65)	(65)
Sell		BCLY	1,070	05/2009	1	0	1
Buy		HSBC	18,874	05/2009	0	(225)	(225)
Sell		HSBC	2,402	05/2009	6	0	6
Sell		JPM	107,941	05/2009	843	0	843
Buy	SAR	JPM	12,489	04/2009	0	(51)	(51)
Sell		JPM	12,489	04/2009	0	(8)	(8)
Sell	SEK	CITI	1,707	06/2009	5	0	5
Buy		UBS	23,837	06/2009	308	0	308
Buy	SGD	CITI	2,131	04/2009	0	(59)	(59)
Buy		DUB	1,357	04/2009	0	(28)	(28)
Buy		HSBC	556	04/2009	0	(15)	(15)
Sell		JPM	5,732	04/2009	104	0	104
Buy		RBS	877	04/2009	0	(20)	(20)
Buy		HSBC	796	07/2009	0	(27)	(27)
Sell	TWD	CITI	249	05/2009	0	0	0
Buy	ZAR	BCLY	279	05/2009	4	0	4
Sell		BCLY	279	05/2009	0	0	0
Buy		BCLY	279	11/2009	0	0	0

					$8,851	$(8,553)	$298

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments Global Bond Fund (Unhedged) (Cont.)	March 31, 2009

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$37,706	$1,037,259	$14,299	$1,089,264
Other Financial Instruments ++	847	304	2,429	3,580

Total	$38,553	$1,037,563	$16,728	$1,092,844

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$18,383	$7,508	$105	$(87)	$(5,762)	$(5,848)	$14,299
Other Financial Instruments ++	12	0	0	0	2,426	(9)	2,429

Total	$18,395	$7,508	$105	$(87)	$(3,336)	$(5,857)	$16,728

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.9%

BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012		$200	$204

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,100	759

Crusade Global Trust
2.052% due 11/19/2037	EUR	284	322

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,722

Puma Finance Ltd.
1.321% due 02/21/2038		493	445
3.272% due 08/22/2037	AUD	167	108
3.510% due 07/12/2036		169	111

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$772	672

Torrens Trust
3.587% due 10/19/2038	AUD	872	551

Total Australia (Cost $5,411)			4,894

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$700	644

Total Bermuda (Cost $697)			644

CANADA 4.1%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	701

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	546

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	134

Master Credit Card Trust
5.297% due 08/21/2012		200	167

Province of Ontario Canada
4.700% due 06/02/2037		2,100	1,639
5.600% due 06/02/2035		2,100	1,828
5.850% due 03/08/2033		200	177

Province of Quebec Canada
5.125% due 11/14/2016		$300	311
5.750% due 12/01/2036	CAD	1,000	865

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	400	541

Total Canada (Cost $7,194)			6,909

CAYMAN ISLANDS 0.8%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$450	362

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		510	342

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	212

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$500	481

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	24	0

Total Cayman Islands (Cost $1,843)			1,397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DENMARK 0.2%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	179	$33

Realkredit Danmark A/S
5.000% due 10/01/2038		2,195	370

Total Denmark (Cost $403)			403

FRANCE 3.2%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	400	$555

Caisse Nationale des Caisses d’Epargne et de

Prevoyance
6.117% due 10/29/2049		300	102

Credit Agricole S.A.
6.637% due 05/29/2049		$500	150

France Government Bond
4.750% due 04/25/2035	EUR	300	434
5.750% due 10/25/2032		1,200	1,949

GCE Covered Bonds
5.250% due 09/17/2010		1,250	1,712

Vivendi
5.750% due 04/04/2013		$446	417
6.625% due 04/04/2018		100	92

Total France (Cost $6,145)			5,411

GERMANY 5.5%

Deutsche Bank AG
4.875% due 05/20/2013		$637	626
5.375% due 10/12/2012		319	324

Republic of Germany
4.750% due 07/04/2034	EUR	2,100	3,093
5.500% due 01/04/2031		2,400	3,826
6.250% due 01/04/2030		800	1,379

Total Germany (Cost $8,713)			9,248

IRELAND 0.3%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	129

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	238	220

Lusitano Mortgages PLC
1.930% due 12/15/2035		92	100

Total Ireland (Cost $572)			449

ITALY 0.2%

Siena Mortgages SpA
1.880% due 12/16/2038	EUR	272	341

Total Italy (Cost $331)			341

JAPAN 14.3%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	238

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	90,540	792
1.000% due 06/10/2016		302,400	2,640

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 12/10/2016	JPY	300,722	$2,629
1.200% due 03/10/2017		65,390	571
1.200% due 06/10/2017		771,955	6,687
1.200% due 12/10/2017		431,160	3,722

Japan Government International Bond
2.300% due 06/20/2035		20,000	211
2.400% due 03/20/2034		74,750	805
2.500% due 09/20/2036		320,000	3,510
2.500% due 09/20/2037		130,000	1,435

JLOC Ltd.
0.896% due 02/16/2016		42,426	415

Resona Bank Ltd.
5.850% due 09/29/2049		$500	255

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	63

Total Japan (Cost $23,701)			23,973

JERSEY, CHANNEL ISLANDS 0.0%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	82

Total Jersey, Channel Islands (Cost $387)			82

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	86

Total Liberia (Cost $102)			86

NETHERLANDS 0.9%

Delphinus BV
1.830% due 06/25/2066	EUR	67	86
2.138% due 11/28/2031		217	274

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	107

Dutch Mortgage-Backed Securities BV
3.208% due 10/02/2079	EUR	687	869

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		20	26

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$200	199

Total Netherlands (Cost $1,533)			1,561

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$637	615

Total New Zealand (Cost $638)			615

NORWAY 1.0%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,735

Total Norway (Cost $1,947)			1,735

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	650	889

Total Portugal (Cost $1,021)			889

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.3%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	$264
8.146% due 04/11/2018		200	165

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	46

Total Russia (Cost $549)			475

SOUTH KOREA 0.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$637	636
5.750% due 05/22/2013	EUR	255	288

Total South Korea (Cost $1,030)			924

SPAIN 0.4%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,100	606

Total Spain (Cost $1,120)			606

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$1,530	1,480

UBS AG
2.154% due 05/05/2010		510	509
5.750% due 04/25/2018		956	802
5.875% due 12/20/2017		319	275

Total Switzerland (Cost $3,306)			3,066

UNITED KINGDOM 10.7%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	956	1,260

Barclays Bank PLC
6.050% due 12/04/2017		$765	603
7.434% due 09/29/2049		600	249
7.700% due 04/29/2049		500	220
8.250% due 02/28/2049	GBP	191	144

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	101	131

HBOS PLC
6.750% due 05/21/2018		$446	344

HSBC Holdings PLC
6.500% due 05/02/2036		574	476

Lloyds Banking Group PLC
5.920% due 09/29/2049		800	148

Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		600	599
5.625% due 07/29/2049	EUR	377	298

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$1,275	1,110

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		382	187

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	86

United Kingdom Gilt
4.000% due 09/07/2016	GBP	700	1,090
4.250% due 06/07/2032		1,200	1,781

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.250% due 03/07/2036	GBP	700	$1,012
4.500% due 03/07/2019		1,000	1,597
4.500% due 12/07/2042		100	148
4.750% due 03/07/2020		1,200	1,943
4.750% due 12/07/2038		1,700	2,680
8.000% due 06/07/2021		400	838
8.750% due 08/25/2017		400	824

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	146

Total United Kingdom (Cost $20,534)			17,914

UNITED STATES 83.5%

ASSET-BACKED SECURITIES 6.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$297	241

AFC Home Equity Loan Trust
1.232% due 12/22/2027		12	7

Amortizing Residential Collateral Trust
1.222% due 10/25/2031		11	6

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		9	5

BA Credit Card Trust
1.136% due 04/15/2013		300	287

Bear Stearns Asset-Backed Securities Trust
0.972% due 03/25/2043		12	12
1.182% due 10/25/2032		6	4

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		700	643

Chase Issuance Trust
1.456% due 05/16/2011		700	699
2.820% due 09/15/2015		900	825

Countrywide Asset-Backed Certificates
0.572% due 08/25/2037		282	246

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032		8	4

Daimler Chrysler Auto Trust
1.463% due 07/08/2011		422	415

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027		40	23

Ford Credit Auto Owner Trust
1.156% due 07/15/2010		1,001	995
1.456% due 01/15/2011		747	740
1.976% due 06/15/2012		765	715
4.360% due 06/15/2010		119	119

Franklin Auto Trust
1.545% due 10/20/2011		295	289

GSAMP Trust
0.812% due 03/25/2034		43	42

Home Equity Mortgage Trust
5.500% due 01/25/2037		163	25

MBNA Credit Card Master Note Trust
0.546% due 09/15/2011		382	382

Mid-State Trust
8.330% due 04/01/2030		323	279

Nelnet Student Loan Trust
1.689% due 04/27/2015		373	370

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		38	21

Residential Asset Mortgage Products, Inc.
1.082% due 06/25/2032		10	7

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securities Corp.
1.022% due 07/25/2032		$24	$11

Sears Credit Account Master Trust
0.776% due 04/16/2013		446	442

SLC Student Loan Trust
1.770% due 06/15/2017		510	473

SLM Student Loan Trust
2.659% due 04/25/2023		1,716	1,686

Structured Asset Securities Corp.
0.922% due 05/25/2034		39	30

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		55	55

Wells Fargo Home Equity Trust
0.752% due 10/25/2035		130	117

			10,215

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012		1,066	575

CORPORATE BONDS & NOTES 30.6%

Ace INA Holdings, Inc.
5.875% due 06/15/2014		100	98

Aetna, Inc.
6.500% due 09/15/2018		319	315

Alcoa, Inc.
6.000% due 01/15/2012		637	556

Allstate Life Global Funding II
1.901% due 05/21/2010		1,147	1,093

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		319	309

American Express Bank FSB
0.581% due 04/26/2010		400	375
0.714% due 06/12/2012		300	229
5.500% due 04/16/2013		701	605

American Express Co.
7.000% due 03/19/2018		829	733

American Express Credit Corp.
1.920% due 05/27/2010		300	283
5.875% due 05/02/2013		400	352

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	34
5.850% due 01/16/2018		$500	196
8.000% due 05/22/2038	EUR	1,500	219
8.175% due 05/15/2058		$1,300	111
8.250% due 08/15/2018		700	300

Amgen, Inc.
6.150% due 06/01/2018		637	674

AT&T, Inc.
6.300% due 01/15/2038		510	450

AutoZone, Inc.
5.875% due 10/15/2012		100	99

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	212

Bank of America Corp.
4.750% due 05/23/2017	EUR	400	288
5.750% due 12/01/2017		$320	269
8.125% due 12/29/2049		619	255

Bear Stearns Cos. LLC
1.660% due 10/02/2009 (m)	CAD	500	394
6.400% due 10/02/2017		$1,200	1,171
6.950% due 08/10/2012		800	815
7.250% due 02/01/2018		1,100	1,139

92	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BellSouth Corp.
5.200% due 09/15/2014		$200	$201

Boston Scientific Corp.
6.000% due 06/15/2011		200	195
6.400% due 06/15/2016		300	281

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	441

Charter One Bank N.A.
1.209% due 04/24/2009		637	636

CIT Group, Inc.
1.358% due 08/17/2009		600	536

Citigroup Capital XXI
8.300% due 12/21/2057		300	145

Citigroup Funding, Inc.
2.291% due 05/07/2010		1,785	1,603

Citigroup, Inc.
5.500% due 04/11/2013		829	729
6.000% due 08/15/2017		319	276
6.125% due 05/15/2018		1,785	1,544
6.500% due 08/19/2013		1,721	1,584

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	567

CNA Financial Corp.
6.000% due 08/15/2011		300	262

Computer Sciences Corp.
5.500% due 03/15/2013		637	619

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		484	484

Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	314

Consumers Energy Co.
5.000% due 02/15/2012		100	100

CVS Caremark Corp.
5.750% due 08/15/2011		200	210

Cytec Industries, Inc.
6.000% due 10/01/2015		637	496

Daimler Finance North America LLC
5.750% due 09/08/2011		100	95

DR Horton, Inc.
6.000% due 04/15/2011		200	186

Erac USA Finance Co.
5.800% due 10/15/2012		700	546

Exelon Corp.
4.900% due 06/15/2015		637	542

GATX Financial Corp.
5.500% due 02/15/2012		637	596

General Electric Capital Corp.
2.151% due 05/22/2013		446	358
2.214% due 12/09/2011		2,000	2,038
6.375% due 11/15/2067		500	243

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	378

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	500	338
5.375% due 02/15/2013	EUR	200	246
6.150% due 04/01/2018		$600	549
6.250% due 09/01/2017		1,500	1,393

Health Care REIT, Inc.
5.875% due 05/15/2015		400	309

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	209

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Home Depot, Inc.
5.400% due 03/01/2016		$637	$573

HSBC Finance Corp.
1.389% due 06/19/2009		319	316

International Lease Finance Corp.
5.350% due 03/01/2012		200	112

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	145
6.000% due 01/15/2018		$900	911

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		100	86

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	172

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$300	193

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	127

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		1,339	1,150

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	150
5.625% due 01/24/2013 (a)		500	63
6.875% due 05/02/2018 (a)		700	88

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	570

Masco Corp.
6.125% due 10/03/2016		200	129

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		319	297
1.328% due 08/14/2009		100	98
3.472% due 05/12/2010		1,339	1,261
6.875% due 04/25/2018		765	600

Metropolitan Life Global Funding I
5.125% due 04/10/2013		701	641

Morgan Stanley
1.291% due 05/07/2009		319	319
1.592% due 10/18/2016		200	134
3.338% due 05/14/2010		637	621
6.000% due 04/28/2015		1,084	1,026
6.625% due 04/01/2018		829	792

Nabors Industries, Inc.
6.150% due 02/15/2018		637	499

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		956	938

NGPL PipeCo. LLC
7.768% due 12/15/2037		500	438

NiSource Finance Corp.
6.800% due 01/15/2019		637	513

Pricoa Global Funding I
2.066% due 06/04/2010		1,530	1,378

Principal Life Income Funding Trusts
5.300% due 04/24/2013		446	410

Reynolds American, Inc.
2.020% due 06/15/2011		200	180

Sabre Holdings Corp.
7.350% due 08/01/2011		200	111

Sara Lee Corp.
6.250% due 09/15/2011		200	209

Sealed Air Corp.
5.625% due 07/15/2013		200	172

Sprint Nextel Corp.
6.000% due 12/01/2016		100	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Target Corp.
7.000% due 01/15/2038		$500	$470

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	708

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,020	908

Verizon Communications, Inc.
4.350% due 02/15/2013		637	633
6.400% due 02/15/2038		701	638

Viacom, Inc.
5.750% due 04/30/2011		200	195

Virginia Electric and Power Co.
6.350% due 11/30/2037		500	504

Wachovia Corp.
5.500% due 05/01/2013		829	765

Wells Fargo & Co.
4.375% due 01/31/2013		319	298

			51,436

MORTGAGE-BACKED SECURITIES 8.2%

American Home Mortgage Assets
0.712% due 05/25/2046		543	192
0.732% due 10/25/2046		408	132

American Home Mortgage Investment Trust
0.762% due 05/25/2047		448	88

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		310	278

BCAP LLC Trust
0.692% due 01/25/2037		428	164

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		88	61
2.650% due 08/25/2035		84	59
2.940% due 03/25/2035		159	108
4.465% due 05/25/2034		99	78
4.630% due 05/25/2034		46	46
4.651% due 10/25/2033		66	58
4.701% due 08/25/2033		8	7
5.473% due 05/25/2047		853	438

Bear Stearns Alt-A Trust
0.682% due 02/25/2034		99	36
5.364% due 05/25/2035		41	25
5.543% due 11/25/2035		360	138
5.721% due 11/25/2036		348	160
5.786% due 02/25/2036		535	235
6.250% due 08/25/2036		454	191

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		500	381

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036		272	172

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049		300	184

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035		221	144
4.248% due 08/25/2035		197	126
6.008% due 09/25/2037		875	437

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	283

Countrywide Alternative Loan Trust
0.625% due 09/20/2046		91	89
0.740% due 12/20/2046		398	129
0.755% due 07/20/2046		674	244
0.802% due 02/25/2037		686	284
0.872% due 05/25/2037		88	32
3.133% due 11/25/2035		123	54

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.673% due 11/25/2035	$41	$18
5.250% due 06/25/2035	92	54
5.886% due 11/25/2035	656	336
5.895% due 02/25/2037	229	117
6.000% due 04/25/2037	163	94
6.137% due 08/25/2036	271	186
6.250% due 08/25/2037	85	43
6.500% due 06/25/2036	192	97

Countrywide Home Loan Mortgage Pass-Through Trust
0.902% due 09/25/2034	106	51
4.740% due 08/25/2034	32	18
4.812% due 04/20/2035	32	23

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	300	135

CS First Boston Mortgage Securities Corp.
4.750% due 08/25/2033	88	73
6.500% due 04/25/2033	14	12

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	22	17
4.738% due 12/25/2033	39	29

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	190	181

Greenpoint Mortgage Funding Trust
0.792% due 11/25/2045	23	11

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	305	213

GSR Mortgage Loan Trust
4.465% due 06/25/2034	94	73
4.513% due 03/25/2033	55	46
4.541% due 09/25/2035	373	276

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	146	52
2.483% due 12/19/2036	259	83
4.957% due 05/19/2033	90	70

Impac CMB Trust
1.522% due 07/25/2033	24	17

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	299	169

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	236	185

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	951
5.429% due 12/12/2043	200	135

JPMorgan Mortgage Trust
4.375% due 11/25/2033	57	48

MASTR Alternative Loans Trust
0.922% due 03/25/2036	101	38

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	410

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	73	33
5.366% due 02/25/2033	32	28

MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025	36	20
3.006% due 10/25/2035	320	215

Morgan Stanley Capital I
5.387% due 03/12/2044	319	246

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	190

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	260	96
0.702% due 06/25/2046	793	304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
5.750% due 02/25/2036	$71	$49

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	15	14

Sequoia Mortgage Trust
0.895% due 07/20/2033	182	138

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	96	67
4.931% due 02/25/2034	37	26

Structured Asset Mortgage Investments, Inc.
0.732% due 05/25/2046	182	67
0.742% due 05/25/2036	441	155
0.742% due 09/25/2047	500	80
0.846% due 07/19/2034	44	24

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	192	172
5.630% due 01/25/2037	300	114

Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042	446	418
5.572% due 10/15/2048	800	583

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	107	43
1.062% due 12/25/2027	336	237
2.333% due 02/25/2047	728	224
3.046% due 05/25/2041	22	19
3.705% due 02/27/2034	101	81
4.499% due 06/25/2033	34	27
5.414% due 02/25/2037	463	253

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.573% due 07/25/2046	153	48

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	76	73
4.950% due 03/25/2036	384	242
5.068% due 04/25/2036	298	187

		13,787

MUNICIPAL BONDS & NOTES 2.2%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	765	659

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	200	200

Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	900	884

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	229

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	377

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	457

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	183

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	180	180

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$100	$4

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	52

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	267

		3,712

	SHARES
PIMCO FUNDS (e) 0.8%

Short-Term Floating NAV

Portfolio	130,011	1,301

PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049	172	1,723

SLM Corp. CPI Linked
2.140% due 01/16/2018	1,800	14

		1,737

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.0%

Fannie Mae
0.622% due 01/25/2021	$147	$144
0.722% due 10/27/2037	1,000	901
0.772% due 06/25/2044	46	46
4.347% due 11/01/2034	372	378
4.934% due 12/01/2034	161	165
5.000% due 08/25/2016 - 08/01/2035	1,510	1,555
5.500% due 10/01/2016 - 04/01/2038	12,786	13,295
5.500% due 11/01/2038 (i)	28	29
6.000% due 04/25/2043 - 07/25/2044	246	255
6.470% due 09/25/2012	637	732
6.500% due 11/25/2042	320	330

Freddie Mac
1.006% due 12/15/2031	2	2
3.022% due 10/25/2044	354	345
4.500% due 12/15/2010 - 07/15/2018	317	324
5.000% due 11/15/2021 - 03/15/2025	137	139
5.328% due 04/01/2037	45	46

Ginnie Mae
1.156% due 02/16/2030	64	64
1.206% due 02/16/2030	62	61
4.125% due 11/20/2021 - 12/20/2026	37	37
4.625% due 07/20/2022 - 09/20/2026	88	89
5.250% due 01/20/2030	25	26
5.375% due 05/20/2028 - 06/20/2030	93	95
6.000% due 04/01/2024 - 09/20/2038	4,807	5,052
6.500% due 08/20/2038 - 04/01/2039	11,536	12,092

Small Business Administration
5.600% due 09/01/2028	874	956
6.640% due 02/01/2011	25	27

94	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$637	$723
7.140% due 05/23/2012	637	732

		38,640

U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	1,700	1,685
5.500% due 08/15/2028	3,100	3,917
6.000% due 02/15/2026	900	1,186
6.125% due 11/15/2027	600	807
6.375% due 08/15/2027	1,100	1,516
7.875% due 02/15/2021	300	435
8.125% due 08/15/2019	1,100	1,596
8.125% due 05/15/2021	4,000	5,931
8.500% due 02/15/2020	1,300	1,942

		19,015

Total United States (Cost $160,668)		140,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$916	$916
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $935. Repurchase proceeds are $916.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.980% due 05/15/2009 (f)	250	250

U.S. TREASURY BILLS 3.6%
0.174% due 04/02/2009 - 06/11/2009 (c)(f)(g)	6,110	6,109

Total Short-Term Instruments (Cost $7,276)		7,275

VALUE (000S)
PURCHASED OPTIONS (k) 0.0%
(Cost $11)	$30

Total Investments 136.3% (Cost $255,132)	$229,344

Written Options (l) (1.8%) (Premiums $807)	(3,109)

Other Assets and Liabilities (Net) (34.5%)	(58,028)

Net Assets 100.0%	$168,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	The Global Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $5,570 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $43,799 at a weighted average interest rate of 2.497%. On March 31, 2009, securities valued at $1,190 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $29 and cash of $1,565 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	44	$21
90-Day Euribor June Futures	Long	06/2010	63	25
90-Day Euribor September Futures	Long	09/2010	21	13
Euro-Bobl June Futures	Long	06/2009	3	1
Euro-Bund 10-Year Bond June Futures	Long	06/2009	29	21
Euro-Bund 10-Year Bond May Futures Put Options Strike @ EUR 106.000	Short	05/2009	56	0
Japan Government 10-Year Bond June Futures	Long	06/2009	2	(30)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	19	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	99	55
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	24	93

				$225

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$100	$4	$0	$4
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	1.270%		500	12	0	12
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	200	12	0	12
Alcoa, Inc.	MSC	(0.850%	)	03/20/2012	8.513%		$1,000	182	0	182
Amgen, Inc.	UBS	(1.000%	)	06/20/2018	0.830%		1,000	(14)	0	(14)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		100	1	0	1
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	1.400%		200	7	0	7
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		300	32	0	32

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc.	BCLY	(0.820%	)	09/20/2017	1.813%		$200	$13	$0	$13
Bear Stearns Cos., Inc.	CITI	(1.200%	)	03/20/2018	1.790%		800	33	0	33
Bear Stearns Cos., Inc.	CSFB	(0.760%	)	12/20/2017	1.801%		1,000	72	0	72
Bear Stearns Cos., Inc.	RBS	(2.223%	)	03/20/2018	1.790%		300	(9)	0	(9)
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%		200	10	0	10
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	1.600%		200	5	0	5
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		300	(10)	0	(10)
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.840%		700	18	0	18
Citigroup, Inc.	BCLY	(1.580%	)	09/20/2013	6.400%		2,700	439	0	439
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	5.318%		2,000	488	0	488
Citigroup, Inc.	CSFB	(3.550%	)	12/20/2013	6.325%		200	19	0	19
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.200%		1,000	18	0	18
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		300	25	0	25
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	200	4	0	4
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%		$1,000	2	0	2
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	4.056%		500	48	0	48
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		100	8	0	8
Credit Suisse Group	DUB	(1.960%	)	06/20/2013	1.830%		1,500	(9)	0	(9)
CVS Caremark Corp.	RBS	(0.550%	)	09/20/2011	0.904%		200	2	0	2
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	3.400%		1,000	129	0	129
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		100	5	0	5
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		400	8	0	8
Deutsche Bank AG	RBS	(0.950%	)	06/20/2013	1.230%		600	6	0	6
Diamond Offshore Drilling, Inc.	JPM	(0.230%	)	06/20/2012	0.574%		100	1	0	1
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	4.392%		200	1	0	1
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%		700	89	0	89
Exelon Corp.	CITI	(1.260%	)	06/20/2015	3.009%		1,000	89	0	89
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%		1,000	112	0	112
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		100	0	0	0
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	2.906%		100	5	0	5
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		400	52	0	52
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		200	2	0	2
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	6.808%		400	65	0	65
Home Depot, Inc.	BOA	(1.100%	)	03/20/2016	1.768%		1,000	39	0	39
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		200	77	0	77
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		100	8	0	8
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		500	37	0	37
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	2.902%		200	30	0	30
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		300	23	0	23
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	200	5	0	5
Lockheed Martin Corp.	MSC	(0.089%	)	06/20/2012	0.495%		$200	3	0	3
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		100	2	0	2
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%		1,000	(6)	0	(6)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	4.632%		200	40	0	40
Morgan Stanley	BCLY	(1.800%	)	09/20/2018	3.139%		900	79	0	79
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		100	8	0	8
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%		200	34	0	34
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%		1,000	155	0	155
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	4.195%		1,000	176	0	176
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%		1,500	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.714%		1,000	(26)	0	(26)
Pearson Dollar Finance Two PLC	CITI	(0.690%	)	06/20/2018	0.714%		1,000	1	0	1
RadioShack Corp.	RBS	(1.430%	)	06/20/2013	2.100%		800	20	0	20
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		100	19	0	19
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	28.686%		200	92	0	92
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	2.800%		200	18	0	18
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	6.690%		100	27	0	27
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		100	7	0	7
UBS Warburg LLC	BCLY	(2.300%	)	03/20/2014	2.290%	EUR	400	(1)	0	(1)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$500	(2)	0	(2)
UBS Warburg LLC	BOA	(2.280%	)	06/20/2018	2.240%		100	0	0	0
UBS Warburg LLC	DUB	(2.080%	)	03/20/2014	2.290%	EUR	500	6	0	6
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%		200	5	0	5
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		$200	9	6	3
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		200	(1)	0	(1)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		100	0	0	0
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		146	(1)	0	(1)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		100	(1)	0	(1)
Whirlpool Corp.	UBS	(0.840%	)	06/20/2013	5.054%		700	102	0	102
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		200	42	0	42

								$3,001	$6	$2,995

96	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	$600	$(63)	$0	$(63)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	400	(12)	0	(12)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	300	(58)	0	(58)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	300	1	0	1
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	300	1	0	1
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	600	3	0	3
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.820%	05/20/2012	7.765%	400	(73)	0	(73)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	500	(41)	0	(41)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	100	(42)	0	(42)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	500	(18)	0	(18)

						$(421)	$0	$(421)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016		$6,051	$601	$(43)	$644
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		488	49	(3)	52
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		5,661	540	43	497
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		2,928	279	71	208
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,562	139	58	81
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		585	26	(20)	46
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		488	21	(7)	28
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016	EUR	1,100	194	(7)	201
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		300	53	(2)	55

							$1,902	$90	$1,812

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(330)	$(120)	$(210)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	500	(350)	(152)	(198)

					$(680)	$(272)	$(408)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$139	$(3)	$142
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	336	(7)	343
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	186	4	182
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	RBS		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	41	0	41
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	18,500	(49)	8	(57)

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	$(41)	$(11)	$(30)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		700	(48)	(13)	(35)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		900	(96)	(9)	(87)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		2,100	(222)	(21)	(201)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(21)	(1)	(20)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		1,600	(170)	(42)	(128)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		200	(32)	(8)	(24)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		500	(68)	(5)	(63)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	12	(1)	13
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		1,000	11	(1)	12
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		$1,500	(144)	(182)	38
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		4,100	153	(51)	204
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(691)	31	(722)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,900	(1,002)	8	(1,010)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	3,300	25	9	16
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		7,400	187	112	75
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		11,700	296	107	189
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		11,000	279	33	246
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		2,600	23	3	20
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		3,200	(4)	(29)	25
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	BCLY	GBP	400	7	6	1
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		200	(35)	(6)	(29)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		300	(52)	(23)	(29)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		100	(30)	(22)	(8)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	(182)	(69)	(113)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY	JPY	30,000	(2)	(1)	(1)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		40,000	(2)	(1)	(1)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		130,000	(6)	(3)	(3)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(42)	(5)	(37)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		2,210,000	536	562	(26)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		380,000	100	77	23
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(165)	5	(170)

							$(740)	$451	$(1,191)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$85.000	05/22/2009	88	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	80.000	05/22/2009	106	2	2

				$3	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$400	$4	$27

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Ginnie Mae 6.000% due 04/01/2039	$89.625	04/13/2009	$17,000	$2	$0
Put - OTC Ginnie Mae 6.000% due 05/01/2039	92.000	05/12/2009	4,700	1	0
Put - OTC Ginnie Mae 6.500% due 05/01/2039	95.000	05/12/2009	11,000	1	0

				$4	$0

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	22	$10	$4
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	104	67	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	45	19	5

				$96	$11

98	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	3,000	$40	$266
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		1,900	20	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,000	15	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		800	3	2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,600	97	600
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	517
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		7,800	36	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		5,600	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		1,200	3	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		2,400	73	287
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	217
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	1,196

								$686	$3,094

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$4,000	$12	$2
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	2,000	10	2
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	2,000	3	0

				$25	$4

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	426	$83,100	AUD	3,900	EUR	6,300	GBP	0	$1,967
Sales	1,966	74,200		0		12,244		1,774	1,821
Closing Buys	(317)	(82,900)		(3,900)		(5,644)		0	(1,759)
Expirations	(1,904)	(29,900)		0		(5,000)		(1,774)	(1,222)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	171	$44,500	AUD	0	EUR	7,900	GBP	0	$807

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	1.660%	10/02/2009	06/06/2008	$487	$394	0.24%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	338	0.20%

				$938	$732	0.44%

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,243	04/2009	$0	$(17)	$(17)
Sell		HSBC	3,243	04/2009	0	0	0
Sell	AUD	DUB	2,045	04/2009	0	(120)	(120)
Sell		UBS	360	05/2009	3	0	3
Sell	BRL	RBC	27	06/2009	3	0	3
Buy	CAD	BCLY	326	04/2009	0	0	0
Buy		BNP	743	04/2009	9	0	9
Sell		BNP	769	04/2009	1	(9)	(8)
Sell		GSC	219	04/2009	0	(2)	(2)
Sell		JPM	2,777	04/2009	29	0	29
Buy		RBS	222	04/2009	1	0	1
Sell		UBS	148	04/2009	0	(3)	(3)
Buy	CLP	BCLY	11,032	05/2009	0	0	0
Sell		CITI	8,300	05/2009	0	0	0
Sell		DUB	29,130	05/2009	0	0	0
Buy		HSBC	8,300	05/2009	2	0	2

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	JPM	18,098	05/2009	$0	$(7)	$(7)
Sell		BCLY	11,032	11/2009	0	0	0
Buy		CITI	8,300	11/2009	0	0	0
Buy	CNY	BCLY	12,983	05/2009	12	(48)	(36)
Sell		BCLY	16,408	05/2009	0	(37)	(37)
Buy		CITI	11,550	05/2009	0	(76)	(76)
Sell		DUB	5,025	05/2009	0	(14)	(14)
Buy		HSBC	2,647	05/2009	0	(12)	(12)
Sell		HSBC	6,514	05/2009	1	(12)	(11)
Buy		JPM	5,097	05/2009	0	(29)	(29)
Sell		JPM	4,097	05/2009	0	(14)	(14)
Buy		MSC	2,317	05/2009	0	(14)	(14)
Sell		UBS	2,551	05/2009	0	(8)	(8)
Buy		BCLY	385	07/2009	0	(4)	(4)
Sell		BCLY	3,260	07/2009	0	(10)	(10)
Buy		DUB	5,831	07/2009	0	(51)	(51)
Buy		HSBC	1,806	07/2009	0	(14)	(14)
Buy		JPM	1,624	07/2009	0	(14)	(14)
Sell		JPM	6,386	07/2009	0	(24)	(24)
Buy		BCLY	483	09/2009	1	0	1
Buy		CITI	486	09/2009	1	0	1
Buy		DUB	2,217	09/2009	5	0	5
Sell		DUB	4,571	09/2009	0	(23)	(23)
Buy		HSBC	971	09/2009	2	0	2
Buy		JPM	414	09/2009	1	0	1
Buy		BCLY	2,234	05/2010	0	(34)	(34)
Sell		BCLY	4,753	05/2010	0	(36)	(36)
Buy		MLP	2,519	05/2010	0	(37)	(37)
Sell	DKK	UBS	3,523	06/2009	0	(35)	(35)
Buy	EUR	BCLY	76	04/2009	0	(2)	(2)
Sell		BCLY	550	04/2009	0	(28)	(28)
Buy		BNP	998	04/2009	41	(3)	38
Sell		BNP	103	04/2009	0	0	0
Buy		CITI	69	04/2009	0	(2)	(2)
Sell		CITI	620	04/2009	0	(3)	(3)
Buy		DUB	149	04/2009	5	0	5
Sell		HSBC	11,635	04/2009	0	(765)	(765)
Buy		JPM	164	04/2009	6	0	6
Sell		MSC	93	04/2009	0	(6)	(6)
Buy		RBS	54	04/2009	0	(1)	(1)
Buy	GBP	BCLY	52	04/2009	0	(1)	(1)
Buy		CITI	148	04/2009	0	(3)	(3)
Sell		CSFB	133	04/2009	0	(7)	(7)
Sell		DUB	356	04/2009	5	0	5
Sell		GSC	295	04/2009	5	0	5
Buy		HSBC	176	04/2009	4	0	4
Sell		HSBC	25	04/2009	0	(1)	(1)
Buy		MSC	826	04/2009	6	0	6
Sell		MSC	515	04/2009	6	0	6
Buy		RBS	90	04/2009	2	0	2
Sell		RBS	103	04/2009	2	0	2
Buy		UBS	62	04/2009	0	(3)	(3)
Sell	HKD	BCLY	15	06/2009	0	0	0
Sell		BOA	15	06/2009	0	0	0
Sell		HSBC	15	06/2009	0	0	0
Sell		JPM	39	06/2009	0	0	0
Buy	HUF	JPM	273	05/2009	0	0	0
Sell		JPM	273	05/2009	0	0	0
Buy	INR	BCLY	2,094	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Sell		BOA	26	04/2009	0	0	0
Buy		CITI	1,000	04/2009	0	0	0
Sell		CITI	31	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	24	04/2009	0	0	0
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	7,547	04/2009	0	(2)	(2)
Buy		BOA	26	07/2009	0	0	0
Buy		CITI	32	07/2009	0	0	0
Buy		DUB	24	07/2009	0	0	0
Buy	JPY	CITI	81,196	04/2009	0	(2)	(2)
Sell		CITI	21,101	04/2009	2	0	2
Buy		RBS	2,040	04/2009	0	0	0

100	PIMCO Funds	International Institutional Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	BCLY	403,451	05/2009	$0	$(54)	$(54)
Sell		BCLY	5,823	05/2009	1	0	1
Sell		BNP	397,073	05/2009	67	0	67
Sell		CITI	4,484	05/2009	1	0	1
Buy		DUB	22,728	05/2009	0	(5)	(5)
Sell		GSC	39,600	05/2009	4	0	4
Sell		HSBC	75,038	05/2009	5	0	5
Sell		MSC	46,459	05/2009	2	0	2
Buy		RBS	11,646	05/2009	0	(1)	(1)
Sell		RBS	42,011	05/2009	2	0	2
Sell		MSC	381,844	06/2009	61	0	61
Sell	KRW	BCLY	4,086	04/2009	0	0	0
Sell		BOA	3,951	04/2009	0	0	0
Buy	MXN	CITI	243	05/2009	0	(4)	(4)
Sell		JPM	243	05/2009	0	0	0
Buy	MYR	BCLY	490	04/2009	0	(6)	(6)
Sell		BCLY	412	04/2009	0	0	0
Buy		BOA	420	04/2009	0	(5)	(5)
Buy		CITI	879	04/2009	0	(9)	(9)
Buy		HSBC	457	04/2009	0	(5)	(5)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	1,109	04/2009	9	0	9
Buy		BCLY	414	08/2009	1	0	1
Sell		BCLY	1,090	08/2009	9	0	9
Buy	PHP	CITI	7,257	05/2009	1	(1)	0
Buy		JPM	2,425	05/2009	0	0	0
Sell		CITI	10,004	08/2009	3	0	3
Buy	PLN	HSBC	22	05/2009	0	(3)	(3)
Sell		HSBC	22	05/2009	1	0	1
Buy	RUB	BCLY	1,160	05/2009	0	(1)	(1)
Buy		HSBC	2,431	05/2009	0	(29)	(29)
Sell		HSBC	537	05/2009	1	0	1
Sell		JPM	3,053	05/2009	23	0	23
Buy	SAR	JPM	2,722	04/2009	0	(11)	(11)
Sell		JPM	2,722	04/2009	0	(2)	(2)
Sell	SEK	CITI	264	06/2009	1	0	1
Buy	SGD	CITI	277	04/2009	0	(8)	(8)
Buy		DUB	177	04/2009	0	(4)	(4)
Buy		HSBC	73	04/2009	0	(2)	(2)
Sell		JPM	719	04/2009	13	0	13
Buy		RBS	101	04/2009	0	(2)	(2)
Buy		HSBC	101	07/2009	0	(3)	(3)
Buy	TWD	CITI	186	05/2009	0	0	0
Buy	ZAR	BCLY	4	05/2009	0	0	0
Sell		BCLY	4	05/2009	0	0	0
Sell		BCLY	4	11/2009	0	0	0

					$360	$(1,690)	$(1,330)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,300	$226,719	$1,325	$229,344
Other Financial Instruments ++	225	(2,371)	719	(1,427)

Total	$1,525	$224,348	$2,044	$227,917

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$951	$2,017	$12	$(19)	$(735)	$(901)	$1,325
Other Financial Instruments ++	2	0	0	0	665	52	719

Total	$953	$2,017	$12	$(19)	$(70)	$(849)	$2,044

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	101

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

102	PIMCO Funds	International Institutional Funds

March 31, 2009

bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

Annual Report	March 31, 2009	103

Notes to Financial Statements  (Cont.)

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an

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investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking

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place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate

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of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent

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that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

108	PIMCO Funds	International Institutional Funds

March 31, 2009

6. REDEMPTIONS IN-KIND

For the year ended March 31, 2009, the following Fund realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

	Realized Gains	Realized Losses
Global Bond Fund (U.S. Dollar-Hedged)	$695	$(7,158)

7. FEES AND EXPENSES

(a) Investment Advisory Fee   PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the

“Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%		0.50%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%	0.65%		0.60%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%		0.50%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.40%	(1)	0.35%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.40%	(1)	0.35%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	0.45%		N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A		0.40%	N/A

(1)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market

Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Annual Report	March 31, 2009	109

Notes to Financial Statements  (Cont.)

PIMCO has agreed to waive a portion of the Emerging Local Bond Fund’s supervisory and administrative fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$19

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$401,137	$777,178
Emerging Local Bond Fund	26,134,638	0
Emerging Markets Bond Fund	426,467	117,481
Foreign Bond Fund (Unhedged)	138,654	108,395
Foreign Bond Fund (U.S. Dollar-Hedged)	323,486	125,488
Global Bond Fund (Unhedged)	3,861	49,637
Global Bond Fund (U.S. Dollar-Hedged)	125	10,640

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$0	$323,544	$127,000	$31	$196,577	$44	$2
Emerging Local Bond Fund	0	236,137	87,700	27	148,465	37	1
Emerging Markets Bond Fund	0	199,618	84,300	12	115,334	18	5
Foreign Bond Fund (Unhedged)	0	162,507	162,400	1	112	7	4
Foreign Bond Fund (U.S. Dollar-Hedged)	0	168,310	102,000	2	66,314	10	1
Global Bond Fund (Unhedged)	0	61,503	23,800	1	37,706	3	2
Global Bond Fund (U.S. Dollar-Hedged)	0	11,701	10,400	0	1,301	1	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is

110	PIMCO Funds	International Institutional Funds

March 31, 2009

known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,954,786	$2,128,652	$2,071,829	$3,754,039
Emerging Local Bond Fund	397,515	398,760	1,656,529	917,569
Emerging Markets Bond Fund	4,994,497	5,198,685	1,515,896	1,330,409
Foreign Bond Fund (Unhedged)	15,744,028	16,659,217	11,215,232	11,310,669
Foreign Bond Fund (U.S. Dollar-Hedged)	22,672,150	23,336,088	12,954,959	12,227,382
Global Bond Fund (Unhedged)	6,279,862	6,540,043	4,241,223	4,230,645
Global Bond Fund (U.S. Dollar-Hedged)	1,364,489	1,379,743	1,059,513	1,090,322

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund				Emerging Markets Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130,390	$1,384,040	210,278	$2,305,372	75,201	$699,625	198,047	$2,019,819	77,714	$702,070	139,510	$1,517,595
Administrative Class	420	4,087	2,313	25,862	296	2,685	1,786	18,759	9,827	97,755	960	10,459
Class P	1	10	0	0	145	1,240	0	0	6	47	0	0
Other Classes	74,918	797,483	57,143	625,939	3,488	31,000	3,418	34,699	16,444	159,495	15,945	173,708
Issued as reinvestment of distributions
Institutional Class	19,628	182,488	41,950	452,451	11,882	102,169	18,905	191,723	16,924	152,682	12,638	136,545
Administrative Class	70	690	155	1,652	58	552	130	1,301	301	2,602	192	2,086
Class P	0	0	0	0	0	0	0	0	0	1	0	0
Other Classes	3,627	34,219	7,960	85,603	158	1,387	115	1,144	3,571	32,445	4,062	43,934
Cost of shares redeemed
Institutional Class	(351,956)	(3,160,279)	(122,679)	(1,383,343)	(60,195)	(484,865)	(111,732)	(1,184,459)	(127,817)	(1,140,354)	(64,528)	(706,759)
Administrative Class	(2,184)	(20,063)	(160)	(1,719)	(2,014)	(16,407)	(124)	(1,239)	(10,767)	(88,949)	(2,145)	(23,505)
Class P	0	0	0	0	(61)	(486)	0	0	0	0	0	0
Other Classes	(126,020)	(1,192,269)	(20,555)	(224,573)	(4,021)	(33,304)	(344)	(3,383)	(31,224)	(282,993)	(23,863)	(259,462)
Net increase (decrease) resulting from Fund share transactions	(251,106)	$(1,969,594)	176,405	$1,887,244	24,937	$303,596	110,201	$1,078,364	(45,021)	$(365,199)	82,771	$894,601

Annual Report	March 31, 2009	111

Notes to Financial Statements  (Cont.)

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	65,731	$664,670	136,768	$1,441,471	158,394	$1,548,513	89,532	$915,027
Administrative Class	43,555	445,502	27,129	283,871	678	6,582	1,344	13,628
Class P	4	30	0	0	297	2,708	0	0
Other Classes	23,229	231,972	21,819	235,051	21,429	210,705	14,425	147,575
Issued as reinvestment of distributions
Institutional Class	21,484	179,867	8,268	87,043	20,988	189,372	5,568	56,667
Administrative Class	11,681	97,974	4,764	50,087	337	3,054	134	1,364
Class P	0	1	0	0	1	14	0	0
Other Classes	5,612	46,864	2,388	25,070	3,523	31,838	1,250	12,718
Cost of shares redeemed
Institutional Class	(118,138)	(1,119,358)	(107,327)	(1,137,600)	(145,943)	(1,368,485)	(69,123)	(700,600)
Administrative Class	(55,655)	(526,375)	(19,979)	(217,478)	(1,573)	(14,860)	(2,527)	(25,588)
Class P	0	0	0	0	(8)	(74)	0	0
Other Classes	(39,270)	(382,160)	(24,157)	(252,138)	(29,257)	(278,470)	(25,258)	(256,065)
Net increase (decrease) resulting from Fund share transactions	(41,767)	$(361,013)	49,673	$515,377	28,866	$330,897	15,345	$164,726

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	16,202	$150,704	40,786	$421,465	5,806	$54,939	8,447	$82,668
Administrative Class	5,494	56,921	10,552	111,251	0	0	0	0
Class P	0	0	0	0	1	10	0	0
Other Classes	102	871	0	0	1,908	18,058	2,460	23,758
Issued as reinvestment of distributions
Institutional Class	11,381	95,137	4,776	48,548	1,119	9,923	563	5,445
Administrative Class	2,765	23,071	554	5,661	0	1	0	1
Class P	0	0	0	0	0	1	0	0
Other Classes	2	12	0	0	225	1,958	84	814
Cost of shares redeemed
Institutional Class	(49,801)	(469,762)	(43,169)	(436,588)	(14,213)	(127,214)	(3,579)	(34,006)
Administrative Class	(7,825)	(73,146)	(2,972)	(29,725)	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	(4)	(32)	0	0	(2,465)	(22,771)	(2,593)	(24,867)
Net increase (decrease) resulting from Fund share transactions	(21,684)	$(216,224)	10,527	$120,612	(7,619)	$(65,095)	5,382	$53,813

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named

112	PIMCO Funds	International Institutional Funds

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as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s

bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2009, the Emerging Local Bond Fund incurred $3,058 in CPMF and FTT costs.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$0	$0	$(307,479)	$(675)	$(396,308)	$(533,887)
Emerging Local Bond Fund	0	0	(265,717)	(8,628)	(26,294)	(80,041)
Emerging Markets Bond Fund	0	0	(410,009)	(5,145)	(18,437)	(190,195)
Foreign Bond Fund (Unhedged)	0	0	(490,563)	(20,126)	0	(26,467)
Foreign Bond Fund (U.S. Dollar-Hedged)	133,820	15,501	(528,794)	(40,251)	0	0
Global Bond Fund (Unhedged)	0	0	(157,618)	(8,602)	(14,420)	(4,102)
Global Bond Fund (U.S. Dollar-Hedged)	10,040	0	(31,886)	(2,201)	(1,557)	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2009	113

Notes to Financial Statements  (Cont.)

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2012	2013	2014	2015	2016	2017
Developing Local Markets Fund	$0	$0	$0	$0	$0	$396,308
Emerging Local Bond Fund	0	0	0	0	0	26,294
Emerging Markets Bond Fund	0	0	0	0	0	18,437
Global Bond Fund (Unhedged)	0	0	0	0	0	14,420
Global Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	1,557

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$2,511,611	$1,116	$ (303,042)	$ (301,926)
Emerging Local Bond Fund	1,808,553	8,498	(283,270)	(274,772)
Emerging Markets Bond Fund	2,854,568	47,429	(381,479)	(334,050)
Foreign Bond Fund (Unhedged)	3,249,254	45,220	(551,955)	(506,735)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,150,625	67,390	(571,047)	(503,657)
Global Bond Fund (Unhedged)	1,250,390	22,245	(183,371)	(161,126)
Global Bond Fund (U.S. Dollar-Hedged)	261,205	3,267	(35,128)	(31,861)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
Developing Local Markets Fund	$195,714	$42,808	$0	$560,921	$24,986	$0
Emerging Local Bond Fund	28,193	0	79,638	194,370	76	0
Emerging Markets Bond Fund	204,324	30,709	1,208	195,074	36,026	0
Foreign Bond Fund (Unhedged)	313,950	8,508	29,009	191,455	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	274,978	0	0	90,822	0	0
Global Bond Fund (Unhedged)	114,391	0	7,216	57,561	0	0
Global Bond Fund (U.S. Dollar-Hedged)	15,996	0	0	7,641	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income paid-in capital to more appropriately conform financial accounting to tax accounting.

114	PIMCO Funds	International Institutional Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Administrative and Class P Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional, Administrative and Class P shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), and Global Bond Fund (U.S. Dollar-Hedged), seven of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Institutional, Administrative and Class P shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	115

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

116	PIMCO Funds	International Institutional Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$76,402	$0
Emerging Local Bond Fund	0.01%	0.00%	18,486	0
Emerging Markets Bond Fund	0.00%	0.00%	51,661	0
Foreign Bond Fund (Unhedged)	0.00%	0.00%	96,998	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.09%	0.09%	104,097	41,786
Global Bond Fund (Unhedged)	0.04%	0.04%	33,563	0
Global Bond Fund (U.S. Dollar-Hedged)	0.42%	0.42%	8,027	1,743

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	117

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

118	PIMCO Funds	International Institutional Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President— Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	119

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

120	PIMCO Funds	International Institutional Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27588-05

PIMCO Funds

Annual Report

MARCH 31, 2009

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term

U.S. Government Fund

PIMCO GNMA Fund

PIMCO Mortgage-Backed

Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local

Markets Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		28
Financial Highlights		198
Statements of Assets and Liabilities		214
Statements of Operations		217
Statements of Changes in Net Assets		220
Statements of Cash Flows		225
Notes to Financial Statements		226
Report of Independent Registered Public Accounting Firm		246
Glossary		247
Federal Income Tax Information		248
Management of the Trust		249
Privacy Policy		251
Approval of Investment Advisory Contract and Supervision and Administration Agreement		252

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	31
Diversified Income Fund	9	41
Emerging Local Bond Fund	10	54
Emerging Markets Bond Fund	11	62
Floating Income Fund	12	71
Foreign Bond Fund (Unhedged)	13	79
Foreign Bond Fund (U.S. Dollar-Hedged)	14	93
Global Advantage Strategy Bond Fund	15	107
Global Bond Fund (U.S. Dollar-Hedged)	16	111
GNMA Fund	17	122
High Yield Fund	18	126
Income Fund	19	137
Investment Grade Corporate Bond Fund	20	145
Long-Term U.S. Government Fund	21	157
Low Duration Fund	22	162
Money Market Fund	23	172
Mortgage-Backed Securities Fund	24	173
Short-Term Fund	25	178
Unconstrained Bond Fund	26	187
Unconstrained Tax Managed Bond Fund	27	194

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

Chairman’s Letter  (Cont.)

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and State income taxes.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), GNMA Fund (A shares 11/00 and B&C shares 5/01), Foreign Bond Fund (Unhedged) (A&C shares 7/04), Investment Grade Corporate Bond Fund (A&C shares 7/04), Emerging Local Bond Fund (A&C shares 7/07), and Unconstrained Bond Fund (A Shares 6/08 and C Shares 7/08). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

6	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from October 1, 2008 to March 31, 2009, with the exception of the Unconstrained Tax Managed Bond Fund, which is from January 30, 2009 (the date the Fund commenced operations) and the Global Advantage Strategy Bond Fund, which is from February 5, 2009 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO Developing Local Markets Fund

Class A:	PLMAX
Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•

An underweight to Turkey throughout much of the year detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Local Markets Index PLUS (Unhedged) (the “benchmark”) for the period.

•	An overweight to Mexico throughout much of the year detracted from performance as the Mexico sub index underperformed the benchmark for the period.

•	An underweight to Hungary benefited performance as the Hungary sub index underperformed the benchmark for the period.

•	An underweight to Romania benefited returns as the Romania sub index underperformed the benchmark for the period.

•	An overweight to China through-out much of the year benefited returns as the China sub index outperformed the benchmark for the period.

•	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	-20.93%	1.77%
PIMCO Developing Local Markets Fund Class A (adjusted)	-23.89%	0.76%
PIMCO Developing Local Markets Fund Class C (adjusted)	-22.27%	1.01%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-11.79%	6.15%
Lipper Emerging Markets Debt Funds Average	-16.15%	1.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	54.3%
Short-Term Instruments	13.5%
South Korea	7.7%
Brazil	5.3%
Russia	3.5%
Other	15.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$846.38	$843.18	$1,018.65	$1,014.91
Expenses Paid During Period†	$5.80	$9.24	$6.34	$10.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.26% for Class A and 2.01% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund

Class A:	PDVAX
Class B:	PDVBX
Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An allocation to Ukraine detracted from performance. The Ukraine sub index declined 48.80% for the period, underperforming the overall emerging market universe.

•

An emphasis on the banking sector detracted from performance as the banking sector underperformed the overall credit market (as represented by the Barclays Capital Global Credit Hedged USD Index) for the period.

•	An underweight to the high-yield sector benefited performance as high-yield bonds substantially underperformed the overall credit market for the period.

•	An above-benchmark interest rate duration benefited performance as rates fell over the period.

•	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed the overall credit market for the period.

•	An allocation to Russia detracted from performance. The Russia sub index declined 12.10% for the period, underperforming the overall emerging market universe.

•	An exposure to the insurance sector detracted from performance as the insurance sector underperformed the overall credit market for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	-13.27%	1.65%	3.44%
PIMCO Diversified Income Fund Class A (adjusted)	-16.52%	0.87%	2.75%
PIMCO Diversified Income Fund Class B	-13.92%	0.89%	2.68%
PIMCO Diversified Income Fund Class B (adjusted)	-16.70%	0.81%	2.68%
PIMCO Diversified Income Fund Class C (adjusted)	-14.71%	0.89%	2.67%
Barclays Capital Global Credit Hedged USD Index	-6.00%	1.87%	2.83%
1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-9.75%	2.50%	4.04%
Lipper Multi-Sector Income Funds Average	-13.39%	0.95%	2.75%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.23% for Class A shares and 1.98% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	41.2%
U.S. Government Agencies	19.9%
Foreign Currency-Denominated Issues	9.5%
Sovereign Issues	9.2%
Short-Term Instruments	6.9%
Mortgage-Backed Securities	5.7%
Other	7.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$939.36	$935.84	$935.84	$1,018.85	$1,015.11	$1,015.11
Expenses Paid During Period†	$5.90	$9.51	$9.51	$6.14	$9.90	$9.90

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.22% for Class A, 1.97% for Class B and 1.97% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO Emerging Local Bond Fund

Class A:	PELAX
Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Mexico detracted from performance as the Mexico sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “benchmark”) for the period.

•	An underweight to Chile detracted from relative performance as the Chile sub index outperformed the benchmark for the period.

•	An overweight to Brazil contributed to performance as the Brazil sub index outperformed the benchmark for the period.

•	An underweight to Hungary benefited relative performance as the Hungary sub index underperformed the benchmark for the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Class A	-16.75%	-2.14%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-19.83%	-3.79%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-18.15%	-2.87%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-12.73%	2.36%	*
Lipper Emerging Markets Debt Funds Average	-16.15%	-5.30%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.35% and 2.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Return Through March 31, 2009

Allocation Breakdown‡

United States	30.2%
Brazil	16.0%
Turkey	7.0%
Hungary	6.9%
Poland	6.6%
Thailand	5.1%
Short-Term Instruments	5.1%
Other	23.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$892.22	$888.90	$1,018.20	$1,014.46
Expenses Paid During Period†	$6.37	$9.89	$6.79	$10.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A and 2.10% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund

Class A:	PAEMX
Class B:	PBEMX
Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

•	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “benchmark”) for the period.

•	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the benchmark for the period.

•	An underweight to Ecuador benefited performance as the Ecuador sub index underperformed the benchmark for the period.

•	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the benchmark for the period.

•	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the benchmark for the period.

•	An underweight to Turkey was a significant detractor from performance as the Turkey sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	-13.02%	4.13%	12.59%	9.66%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-16.28%	3.33%	12.16%	9.30%
PIMCO Emerging Markets Bond Fund Class B	-13.67%	3.35%	12.00%	9.16%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-16.47%	3.28%	12.00%	9.16%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	-14.47%	3.35%	11.77%	8.85%
JPMorgan Emerging Markets Bond Index (EMBI) Global	-8.49%	5.18%	9.97%	7.61%
Lipper Emerging Markets Debt Funds Average	-16.15%	3.50%	9.86%	6.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2.00% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	34.4%
Russia	16.4%
Brazil	8.5%
Mexico	7.7%
Short-Term Instruments	6.3%
Colombia	4.2%
Other	22.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$952.89	$949.34	$949.35	$1,018.40	$1,014.66	$1,014.66
Expenses Paid During Period†	$6.38	$10.01	$10.01	$6.59	$10.35	$10.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.31% for Class A, 2.06% for Class B and 2.06% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO Floating Income Fund

Class A:	PFIAX
Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate income, including, but not limited to variable and floating-rate fixed income instruments, fixed income instruments with durations of less than or equal to one year, and fixed-rate fixed income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Exposure to the credit sector was a significant detractor from performance as credit spreads widened sharply over the period.

•	An allocation to high-yield bonds detracted from performance as the sector underperformed the overall credit market for the period.

•	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed the overall credit market for the period.

•	An allocation to Russia detracted from performance as the Russia sub index declined 12.10% for the period, underperforming the overall emerging market universe.

•	An allocation to Ukraine detracted from performance as the Ukraine sub index declined 48.80% for the period, underperforming the overall emerging market universe.

•	An emphasis on the banking sector detracted from performance as the banking sector underperformed the overall credit market for the period.

•	An exposure to the insurance sector detracted from performance as the insurance sector underperformed the overall credit market for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (07/30/04)
PIMCO Floating Income Fund Class A	-18.42%	-2.19%
PIMCO Floating Income Fund Class A (adjusted)	-20.27%	-2.66%
PIMCO Floating Income Fund Class C (adjusted)	-19.44%	-2.47%
3 Month LIBOR Index	2.71%	4.00%	*
Lipper Loan Participation Funds Average	-16.99%	-2.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% and 1.26% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	52.9%
Short-Term Instruments	11.5%
Foreign Currency-Denominated Issues	8.7%
Sovereign Issues	6.2%
Mortgage-Backed Securities	4.7%
Other	16.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$858.77	$857.47	$1,019.95	$1,018.45
Expenses Paid During Period†	$4.63	$6.02	$5.04	$6.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Class A and 1.30% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)

Class A:	PFUAX
Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s absolute return was negatively impacted by the depreciation of foreign currencies relative to the U.S. dollar, the global reserve currency, which outperformed most other major currencies over the period.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	-18.59%	1.81%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-21.64%	1.02%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-19.89%	1.04%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-5.25%	5.57%
Lipper International Income Funds Average	-9.54%	3.53%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.23% and 1.97% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	54.1%
Japan	11.7%
United Kingdom	10.1%
Canada	4.4%
Short-Term Instruments	2.6%
Other	17.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$958.36	$954.76	$1,018.05	$1,014.31
Expenses Paid During Period†	$6.74	$10.38	$6.94	$10.70

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.38% for Class A and 2.13% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class A:	PFOAX
Class B:	PFOBX
Class C:	PFOCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	-4.77%	2.58%	4.21%	6.61%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-8.34%	1.80%	3.81%	6.36%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	-5.49%	1.81%	3.66%	6.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-8.54%	1.73%	3.66%	6.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-6.36%	1.81%	3.43%	5.82%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	5.74%	5.04%	5.21%	7.09%	*
Lipper International Income Funds Average	-9.54%	2.83%	4.81%	5.79%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% for Class A shares, 2.05% for Class B and 2.06% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	50.6%
Japan	15.9%
United Kingdom	10.2%
Germany	7.1%
Short-Term Instruments	3.6%
Other	12.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,007.72	$1,003.94	$1,003.94	$1,019.75	$1,016.01	$1,016.01
Expenses Paid During Period†	$5.21	$8.94	$8.94	$5.24	$9.00	$9.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.04% for Class A, 1.79% for Class B and 1.79% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Advantage Strategy Bond Fund

Class A:	PGSAX
Class C:	PAFCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on February 5, 2009.

Cumulative Total Return for the period ended March 31, 2009

	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class A	0.93%
PIMCO Global Advantage Strategy Bond Fund Class A (adjusted)	-2.86%
PIMCO Global Advantage Strategy Bond Fund Class C (adjusted)	-1.32%
Barclays Capital U.S. Aggregate Index	1.12%
PIMCO Global Advantage Bond Index (GLADI)	0.99%
Lipper Global Income Funds Average	-0.36%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.20% and 1.95% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 12/22/08, as supplemented to date.

Allocation Breakdown‡

United States	57.2%
France	6.4%
Short-Term Instruments	6.2%
Netherlands	4.8%
Mexico	4.3%
Other	21.1%
‡	% of Total Investments as of 03/31/09

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (02/05/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.31	$1,008.03	$1,019.45	$1,015.71
Expenses Paid During Period†	$1.63	$2.75	$5.54	$9.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A and 1.85% for Class C), multiplied by the average account value over the period, multiplied by 55/182 (to reflect the period since the Fund commenced operations on 02/05/09). The annualized expense ratio of 1.10% for Class A and 1.85% for Class C reflects net annualized expenses after application of an expense waiver of 14.93% and 11.6% for Class A and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	15

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A:	PAIIX
Class B:	PBIIX
Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	-4.58%	2.62%	4.49%	5.98%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-8.16%	1.84%	4.09%	5.68%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	-5.31%	1.86%	3.94%	5.55%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-8.39%	1.78%	3.94%	5.55%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-6.19%	1.86%	3.71%	5.18%
JPMorgan GBI Global Hedged in USD	6.25%	5.17%	5.51%	6.73%	*
Lipper Global Income Funds Average	-9.98%	2.15%	4.61%	5.40%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.38% for Class A shares, 2.15% for Class B and 2.16% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	61.2%
Japan	10.5%
United Kingdom	7.8%
Germany	4.0%
Short-Term Instruments	3.2%
Other	13.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,014.85	$1,011.02	$1,011.00	$1,017.40	$1,013.66	$1,013.76
Expenses Paid During Period†	$7.59	$11.33	$11.23	$7.59	$11.35	$11.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.51% for Class A, 2.26% for Class B and 2.24% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO GNMA Fund

Class A:	PAGNX
Class B:	PBGNX
Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•

Exposure to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

•	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

•	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

•	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	5.31%	4.96%	6.17%	6.22%
PIMCO GNMA Fund Class A (adjusted)	1.39%	4.16%	5.76%	5.88%
PIMCO GNMA Fund Class B	4.52%	4.17%	5.59%	5.73%
PIMCO GNMA Fund Class B (adjusted)	1.03%	4.09%	5.59%	5.73%
PIMCO GNMA Fund Class C (adjusted)	3.53%	4.17%	5.36%	5.42%
Barclays Capital GNMA Index	7.49%	5.50%	6.06%	6.17%
Lipper GNMA Funds Average	5.50%	4.40%	5.17%	5.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.33% for Class A shares and 2.07% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	89.4%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.6%
PIMCO Funds	1.7%
Short-Term Instruments	0.9%
Other	0.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,044.82	$1,040.93	$1,040.94	$1,019.40	$1,015.66	$1,015.66
Expenses Paid During Period†	$5.66	$9.46	$9.46	$5.59	$9.35	$9.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Class A, 1.86% for Class B and 1.86% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	17

PIMCO High Yield Fund

Class A:	PHDAX
Class B:	PHDBX
Class C:	PHDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An overweight to the finance sector and an emphasis on high-grade issuers within this sector significantly detracted from performance as the finance sector underperformed over the period.

•	An underweight to the environmental sector detracted from returns as this industry category, which was among the top performing in the high-yield market, was resilient over the period.

•	As the deterioration of fundamentals accelerated late in the period for the publishing sector, an overweight to these credits detracted from relative performance.

•

While an overweight to auto-related bonds detracted from performance as the sector came under considerable pressure, an emphasis on auto captive finance bonds, where performance was strongest and outperformed the overall market, was a positive for security selection.

•	An overweight to the healthcare sector, which benefited as investors sought out defensive sectors over the highly volatile period, was a strong positive for performance.

•	An underweight to the gaming sector, which came under significant pressure and underperformed the market by a wide margin, benefited returns relative to the Fund’s benchmark index.

•	Tactical exposure to investment-grade bonds, which outperformed the high-yield market by over 15.00% over the period, benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class A	-22.34%	-0.66%	2.22%	5.63%
PIMCO High Yield Fund Class A (adjusted)	-25.25%	-1.41%	1.83%	5.33%
PIMCO High Yield Fund Class B	-22.92%	-1.40%	1.69%	5.30%
PIMCO High Yield Fund Class B (adjusted)	-25.41%	-1.47%	1.69%	5.30%
PIMCO High Yield Fund Class C (adjusted)	-23.63%	-1.40%	1.46%	4.86%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-16.64%	0.41%	2.88%	5.61%	*
Lipper High Current Yield Funds Average	-20.73%	-1.37%	1.10%	3.93%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares and 1.66% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	62.8%
U.S. Government Agencies	6.0%
PIMCO Funds	5.6%
Bank Loan Obligations	5.3%
Short-Term Instruments	5.0%
Other	15.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$871.17	$867.93	$867.93	$1,020.39	$1,016.65	$1,016.65
Expenses Paid During Period†	$4.25	$7.73	$7.73	$4.58	$8.35	$8.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B and 1.66% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Income Fund

Class A:	PONAX
Class C:	PONCX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s below-index duration for the majority of the period detracted from performance as U.S. Treasury yields moved lower across the yield curve.

•	Exposure to high-yield securities detracted from performance as this sector significantly underperformed U.S. Treasuries for the period.

•

Exposure to Agency fixed rate mortgage-backed securities benefited performance as they outperformed for the period, while exposure to commercial mortgage-backed securities later in the period detracted from performance.

•	Positions in investment-grade credit detracted from performance as this sector underperformed for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class A	-8.12%	-1.94%
PIMCO Income Fund Class A (adjusted)	-11.68%	-3.89%
PIMCO Income Fund Class C (adjusted)	-9.77%	-2.72%
Barclays Capital U.S. Aggregate Index	3.13%	5.37%	*
Lipper Multi-Sector Income Funds Average	-13.39%	-6.39%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.89% and 2.74% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	65.0%
Corporate Bonds & Notes	12.0%
Mortgage-Backed Securities	9.2%
Short-Term Instruments	8.4%
Asset-Backed Securities	4.0%
Other	1.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$958.35	$953.82	$1,018.20	$1,014.36
Expenses Paid During Period†	$6.59	$10.33	$6.79	$10.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A and 2.12% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.35% for Class A and 2.12% for Class C reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	19

PIMCO Investment Grade Corporate Bond Fund

Class A:	PBDAX
Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration position enhanced performance as U.S. yields trended lower over the period.

•	The Fund’s curve-steepening bias benefited performance as the U.S. yield curve steepened over the period.

•	An above-benchmark allocation to the banking sector, which underperformed the benchmark, detracted from returns.

•	A below-benchmark exposure to the consumer non-cyclical sector, which performed relatively well during the period, detracted from relative performance.

•	The Fund’s greater-than-benchmark allocation to electric utility issues benefited returns as this sector outperformed the benchmark over the period.

•	An overweight position in the energy sector detracted from returns as these bonds underperformed the benchmark over the period.

•	The Fund’s underweight exposure to insurance bonds benefited returns as this sector underperformed the benchmark over the period.

•	A below-benchmark allocation to consumer cyclical securities detracted from performance as the consumer cyclical sector outperformed the benchmark over the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	-2.44%	2.64%	6.35%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-6.13%	1.86%	5.89%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	-4.08%	1.87%	5.55%
Barclays Capital Credit Investment Grade Index	-5.21%	1.62%	5.42%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	4.25%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.97% and 1.72% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Banking & Finance	22.8%
U.S. Government Agencies	22.2%
Industrials	20.2%
Utilities	16.0%
PIMCO Funds	14.1%
Short-Term Instruments	1.2%
Other	3.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,042.95	$1,039.05	$1,020.44	$1,016.70
Expenses Paid During Period†	$4.58	$8.39	$4.53	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Long-Term U.S. Government Fund

Class A:	PFGAX
Class B:	PFGBX
Class C:	PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	An average below-index duration during the year detracted from performance as yields fell across all maturities.

•	A curve-steepening bias during the period added value as the two- to 30-year yield spread steepened.

•	An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed.

•	An out-of-benchmark allocation to long-Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

•	A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities negatively affected performance as they underperformed like-duration U.S. Treasuries.

•	Exposure to corporate securities detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) contributed to returns as Agency MBS outperformed U.S. Treasuries for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	7.27%	5.13%	7.11%	9.09%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	3.25%	4.33%	6.70%	8.81%
PIMCO Long-Term U.S. Government Fund Class B	6.47%	4.35%	6.55%	8.77%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	2.97%	4.27%	6.55%	8.77%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	5.47%	4.35%	6.31%	8.29%
Barclays Capital Long-Term Treasury Index	13.05%	7.44%	7.99%	9.14%	*
Lipper General U.S. Government Funds Average	4.25%	3.64%	4.85%	5.94%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.875% for Class A shares and 1.625% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	41.1%
U.S. Treasury Obligations	39.1%
Corporate Bonds & Notes	7.2%
Mortgage-Backed Securities	5.6%
Short-Term Instruments	0.5%
Other	6.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,113.21	$1,109.06	$1,109.04	$1,020.34	$1,016.60	$1,016.60
Expenses Paid During Period†	$4.85	$8.78	$8.78	$4.63	$8.40	$8.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.92% for Class A, 1.67% for Class B and 1.67% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	21

PIMCO Low Duration Fund

Class A:	PTLAX
Class B:	PTLBX
Class C:	PTLCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

•	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

•	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened over the period.

•

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class A	-3.24%	2.10%	3.74%	5.83%
PIMCO Low Duration Fund Class A (adjusted)	-5.42%	1.63%	3.51%	5.69%
PIMCO Low Duration Fund Class B	-3.96%	1.34%	3.20%	5.58%
PIMCO Low Duration Fund Class B (adjusted)	-8.55%	0.99%	3.20%	5.58%
PIMCO Low Duration Fund Class C (adjusted)	-4.64%	1.59%	3.23%	5.31%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	6.03%	*
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	5.03%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.35% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.4%
Corporate Bonds & Notes	29.5%
Mortgage-Backed Securities	9.0%
Asset-Backed Securities	5.8%
Short-Term Instruments	1.5%
Other	7.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,010.80	$1,007.08	$1,008.32	$1,020.39	$1,016.65	$1,017.90
Expenses Paid During Period†	$4.56	$8.31	$7.06	$4.58	$8.35	$7.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B and 1.41% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Money Market Fund

Class A:	PYAXX
Class B:	PYCXX
Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund had a focus on high-quality and short-maturity assets and ended the period with average credit quality of AAA.

•

The Fund’s weighted average maturity ended the period at 51 days, which was slightly longer than the weighted average maturity at the end of 2008 and in-line with the weighted average maturity at the beginning of the period.

•	The Fund moved its exposure from high quality commercial paper to Agency-discount notes over the period. Agency-discount notes provided a yield advantage over U.S. Treasury Bills.

Average Annual Total Return for the period ended March 31, 2009

	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Class A	0.05%	0.06%	1.26%	2.95%	2.97%	3.62%
PIMCO Money Market Fund Class B	0.05%	0.05%	0.64%	2.40%	2.49%	3.26%
PIMCO Money Market Fund Class C	0.05%	0.06%	1.26%	2.95%	2.98%	3.63%
Citigroup 3-Month Treasury Bill Index	—	—	1.13%	3.06%	3.19%	3.86%	*
Lipper Money Market Funds Average	—	—	1.37%	2.74%	2.81%	3.64%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, although certain investments in the Fund are guaranteed by the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program imposes a number of restrictions and conditions and does not protect shares in the Fund acquired by an investor after September 19, 2008 above the total amount owned by the investor on that date. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57%, 1.47%, and 0.57% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Commercial Paper	67.8%
Repurchase Agreements	25.4%
U.S. Government Agencies	6.6%
U.S. Treasury Bills	0.2%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,002.08	$1,000.36	$1,002.09	$1,022.29	$1,020.59	$1,022.29
Expenses Paid During Period†	$2.65	$4.34	$2.65	$2.67	$4.38	$2.67

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.53% for Class A, 0.87% for Class B and 0.53% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.53% for Class A, 0.87% for Class B, and 0.53% for Class C reflects net annualized expenses after application of an expense waiver of 0.05%, 0.36%, and 0.05% for Class A, Class B, and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	23

PIMCO Mortgage-Backed Securities Fund

Class A:	PMRAX
Class B:	PMRBX
Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•

An overweight to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) versus Government National Mortgage Association mortgage-backed securities added to performance as they outperformed the broader index.

•	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

•	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

•	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class A	0.77%	3.91%	5.63%	5.88%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-2.98%	3.12%	5.22%	5.53%
PIMCO Mortgage-Backed Securities Fund Class B	0.02%	3.14%	5.08%	5.41%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-3.27%	3.05%	5.08%	5.41%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	-0.92%	3.13%	4.84%	5.09%
Barclays Capital U.S. MBS Fixed Rate Index	8.26%	5.65%	6.20%	6.29%
Lipper U.S. Mortgage Funds Average	0.49%	2.65%	4.32%	4.48%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.56% for Class A shares and 2.29% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	82.9%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	5.9%
Corporate Bonds & Notes	1.9%
Short-Term Instruments	1.0%
Other	0.9%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,018.91	$1,015.13	$1,015.13	$1,013.06	$1,008.93	$1,009.27
Expenses Paid During Period†	$11.98	$16.13	$15.78	$11.94	$16.08	$15.73

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.38% for Class A, 3.21% for Class B and 3.14% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Short-Term Fund

Class A:	PSHAX
Class B:	PTSBX
Class C:	PFTCX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration benefited returns as interest rates declined across the yield curve.

•

A curve-steepening bias benefited performance as the yield curve steepened over the period. This gain was partially offset by duration hedging in the long end of the yield curve as long-maturity swap and U.S. Treasury rates moved lower over the period.

•

Positions in Agency mortgage pass-through securities benefited performance as they outperformed U.S. Treasuries, while exposure to corporate financial securities detracted from performance as they significantly underperformed over the period.

•	Exposure to the investment-grade credit sector detracted from performance as the sector underperformed the benchmark over the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class A	0.66%	2.49%	3.28%	4.78%
PIMCO Short-Term Fund Class A (adjusted)	-1.61%	2.03%	3.05%	4.68%
PIMCO Short-Term Fund Class B	-0.09%	1.73%	2.75%	4.52%
PIMCO Short-Term Fund Class B (adjusted)	-4.87%	1.38%	2.75%	4.52%
PIMCO Short-Term Fund Class C (adjusted)	-0.60%	2.19%	2.98%	4.47%
Citigroup 3-Month Treasury Bill Index	1.13%	3.06%	3.19%	4.44%	*
Lipper Ultra-Short Obligations Funds Average	-4.47%	0.80%	2.72%	4.95%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.81%, 1.56%, and 1.11% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	58.7%
Corporate Bonds & Notes	19.9%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	5.5%
PIMCO Funds	4.5%
Other	5.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,005.71	$1,001.97	$1,004.19	$1,020.64	$1,016.90	$1,019.15
Expenses Paid During Period†	$4.30	$8.04	$5.80	$4.33	$8.10	$5.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Class A, 1.61% for Class B and 1.16% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	25

PIMCO Unconstrained Bond Fund

Class A:	PUBAX
Class C:	PUBCX

Portfolio Insights

•

The Fund seeks maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration overweight added to performance as the ten-year U.S. Treasury yield was volatile during the period.

•	An emphasis on shorter maturities in the U.S. and the U.K. benefited performance as short-term yields, as referenced by two-year U.S. Treasury and two-year U.K. Gilt yields, fell significantly.

•	An emphasis on mortgage-backed securities added to returns as this sector outperformed like-duration U.S. Treasuries.

•	Exposure to corporate securities significantly detracted from performance as spreads widened over the period.

Cumulative Total Return for the period ended March 31, 2009

Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class A	3.08%
PIMCO Unconstrained Bond Fund Class A (adjusted)	-0.79%
PIMCO Unconstrained Bond Fund Class C (adjusted)	1.52%
3 Month LIBOR Index	1.82%
Lipper General Bond Funds Average	-6.03%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% and 2.07% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	52.9%
Corporate Bonds & Notes	17.1%
PIMCO Funds	13.4%
U.S. Treasury Obligations	10.7%
Short-Term Instruments	1.4%
Other	4.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,034.74	$1,031.07	$1,018.40	$1,014.66
Expenses Paid During Period†	$6.65	$10.43	$6.59	$10.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.31% for Class A and 2.06% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.31% Class A and 2.06% for Class C reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

26	PIMCO Funds

PIMCO Unconstrained Tax Managed Bond Fund

Class A:	ATMAX
Class C:	ATMCX

Portfolio Insights

•

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on January 30, 2009.

•	Positive U.S. duration benefited performance as yields decreased slightly over the period.

•	Exposure to the financial sector, within the corporate-holdings sector, detracted from performance as this sub-sector underperformed over the period.

•	The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 3.27%.

Cumulative Total Return for the period ended March 31, 2009
	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Class A	-2.08%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	-5.75%
A Shares After Taxes on Distributions	-5.83%
A Shares Distributions and Sale of Fund Shares	-3.74%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	-3.16%
C Shares After Taxes on Distributions	-3.20%
C Shares Distributions and Sale of Fund Shares	-2.05%
3 Month LIBOR After Tax	0.13%	*
Lipper General Bond Funds Average	-0.30%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.14% and 1.89% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 01/26/09, as supplemented to date.

Allocation Breakdown‡
Municipal Bonds & Notes	70.9%
Short-Term Instruments	19.3%
U.S. Government Agencies	5.1%
Corporate Bonds & Notes	3.9%
Convertible Preferred Stocks	0.8%
‡	% of Total Investments as of 03/31/09

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (01/30/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$979.21	$978.16	$1,019.45	$1,015.71
Expenses Paid During Period†	$1.79	$3.01	$5.54	$9.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A and 1.85% for Class C), multiplied by the average account value over the period, multiplied by 61/182 (to reflect the period since the Fund commenced operations on 01/30/09). The annualized expense ratio of 1.10% Class A and 1.85% for Class C reflects net annualized expenses after application of an expense waiver of 8.19% and 7.31% for Class A and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	27

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. Prior to November 1st, 2008, this index was published by Lehman Brothers. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

28	PIMCO Funds

Index	Description

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index	Barclays Capital Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. MBS Fixed Rate Index*	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Annual Report	March 31, 2009	29

Benchmark Descriptions  (Cont.)

Index	Description

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

*	Index name changed from “Barclays Capital Mortgage Index” to “Barclays Capital U.S. MBS Fixed Rate Index”.

30	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.8%

Commonwealth Bank of Australia
0.573% due 06/08/2009		$1,600	$1,596

National Australia Bank Ltd.
1.352% due 09/11/2009		23,400	23,401
1.691% due 02/08/2010		28,600	28,606

Total Australia (Cost $53,602)			53,603

BRAZIL 6.1%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	1,419

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		300,606	116,206

Total Brazil (Cost $150,869)			117,625

CAYMAN ISLANDS 0.5%

Atrium CDO Corp.
1.599% due 06/27/2015		$1,143	903

Vita Capital III Ltd.
2.525% due 01/01/2011		9,300	8,678

Total Cayman Islands (Cost $10,249)			9,581

CHILE 0.7%

Banco Santander Chile
1.634% due 12/09/2009		$13,220	13,112

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009		355	355

Total Chile (Cost $13,521)			13,467

COLOMBIA 2.0%

Colombia Government International Bond
9.850% due 06/28/2027	COP	68,252,000	26,654
12.000% due 10/22/2015		28,500,000	12,617

Total Colombia (Cost $51,229)			39,271

EGYPT 1.9%

Petroleum Export Ltd.
4.623% due 06/15/2010		$9,737	8,823
4.633% due 06/15/2010		1,161	1,050
5.265% due 06/15/2011		23,253	19,883

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,917	6,474

Total Egypt (Cost $41,648)			36,230

FRANCE 2.1%

Credit Agricole S.A.
1.256% due 05/28/2009		$3,900	3,893
1.306% due 05/28/2010		37,700	36,887

Total France (Cost $41,567)			40,780

INDIA 1.0%

ICICI Bank Ltd.
1.894% due 01/12/2010		$14,800	13,325

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

IDBI Bank Ltd.
5.125% due 12/23/2009		$5,700	$5,692

Total India (Cost $20,358)			19,017

IRELAND 1.0%

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009		$20,350	19,740

Total Ireland (Cost $20,314)			19,740

KAZAKHSTAN 0.0%

Intergas Finance BV
6.875% due 11/04/2011		$378	266

Total Kazakhstan (Cost $385)			266

MEXICO 1.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,187

Pemex Finance Ltd.
9.690% due 08/15/2009		$2,036	2,049

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,918	2,895

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	14,451

Total Mexico (Cost $29,851)			21,582

NETHERLANDS 0.9%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	523

Rabobank Nederland NV
1.646% due 05/19/2010		12,060	11,918

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		5,600	5,576

Total Netherlands (Cost $18,176)			18,017

NEW ZEALAND 0.4%

ANZ National International Ltd.
1.270% due 04/14/2010		$7,700	7,665

Total New Zealand (Cost $7,670)			7,665

NORWAY 0.1%

DnB NOR Bank ASA
1.330% due 10/13/2009		$1,500	1,482

Total Norway (Cost $1,500)			1,482

POLAND 0.0%

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	56

Total Poland (Cost $92)			56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
QATAR 0.8%

Qatar Petroleum
5.579% due 05/30/2011	$12,604	$12,553

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	2,544	2,503

Total Qatar (Cost $15,209)		15,056

RUSSIA 4.0%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$45,262	46,506

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	12,368

VTB Capital S.A.
2.870% due 11/02/2009	20,270	19,410

Total Russia (Cost $79,658)		78,284

SOUTH KOREA 8.7%

Export-Import Bank of Korea
1.351% due 06/01/2009	$11,000	10,984
1.478% due 11/16/2010	7,500	7,406
4.500% due 08/12/2009	21,300	21,242

Korea Development Bank
1.531% due 11/22/2012	8,700	7,886
1.542% due 10/20/2009	60,238	59,401
1.565% due 04/03/2010	38,900	37,825
4.750% due 07/20/2009	23,660	23,587
5.300% due 01/17/2013	1,100	1,022

Total South Korea (Cost $171,512)		169,353

SPAIN 0.3%

Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009	$4,400	4,355

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,900	1,893

Total Spain (Cost $6,296)		6,248

SWITZERLAND 0.7%

UBS AG
1.115% due 07/23/2009	$14,550	14,473

Total Switzerland (Cost $14,539)		14,473

UNITED KINGDOM 1.6%

AstraZeneca PLC
1.612% due 09/11/2009	$1,820	1,820

Bank of Scotland PLC
1.344% due 12/08/2010	20,300	18,722
1.360% due 09/14/2009	1,400	1,377

Barclays Bank PLC
7.700% due 04/29/2049	19,050	8,382

Royal Bank of Scotland Group PLC
1.401% due 08/21/2009	500	498

Vodafone Group PLC
1.536% due 02/27/2012	800	738

Total United Kingdom (Cost $43,832)		31,537

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 61.9%

ASSET-BACKED SECURITIES 4.2%

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	$526	$467

ACE Securities Corp.
0.572% due 08/25/2036	1,148	650
0.572% due 12/25/2036	572	503
0.612% due 06/25/2037	614	424

American Express Credit Account Master Trust
1.056% due 02/15/2012	413	388

Argent Securities, Inc.
0.572% due 09/25/2036	32	32

Asset-Backed Funding Certificates
0.872% due 06/25/2034	4,859	2,426

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	58	57
0.572% due 12/25/2036	351	314
0.602% due 05/25/2037	524	377

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	461	385
0.602% due 10/25/2036	553	477
1.522% due 10/25/2037	4,540	2,933

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,100	2,847

Carrington Mortgage Loan Trust
0.622% due 06/25/2037	2,947	2,199
0.842% due 10/25/2035	455	393

Citibank Omni Master Trust
1.623% due 12/23/2013	30,500	27,647

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	652	566
0.582% due 05/25/2037	683	545
0.582% due 07/25/2045	698	496

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	708	604
0.602% due 10/25/2047	516	456
0.622% due 09/25/2047	688	588
0.682% due 02/25/2036	318	298
0.702% due 09/25/2036	684	476

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	518	457
0.612% due 12/25/2037	324	303
0.642% due 07/25/2037	267	208

Daimler Chrysler Auto Trust
2.013% due 09/10/2012	2,300	2,071

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 09/25/2036	196	184

First NLC Trust
0.592% due 08/25/2037	1,893	1,195

Fremont Home Loan Trust
0.572% due 10/25/2036	395	358
0.582% due 01/25/2037	667	568

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	450	354

GSAA Trust
0.822% due 05/25/2047	700	213

GSAMP Trust
0.592% due 10/25/2036	68	55
0.592% due 12/25/2036	676	492

Home Equity Asset Trust
0.582% due 05/25/2037	621	493

HSBC Asset Loan Obligation
0.582% due 12/25/2036	652	568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	$623	$388
0.572% due 12/25/2036	3,116	1,988
0.582% due 05/25/2037	964	690

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	170	166
0.602% due 07/25/2037	458	393
0.652% due 04/25/2047	423	379

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	282	259
0.572% due 08/25/2036	1,104	994
0.572% due 10/25/2036	648	570
0.582% due 03/25/2047	550	420
0.602% due 03/25/2037	520	439
0.632% due 08/25/2036	5,200	2,292

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	659	469

Lehman XS Trust
0.592% due 05/25/2046	72	71
0.602% due 08/25/2046	373	370
0.602% due 11/25/2046	2,463	2,304
0.642% due 11/25/2036	798	769
0.692% due 04/25/2046	605	484
0.762% due 09/25/2046	831	133

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	253	233
0.582% due 10/25/2036	434	416
0.802% due 10/25/2034	835	342

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	183	175
0.572% due 01/25/2037	415	175
0.602% due 05/25/2037	461	400

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	422	386
0.562% due 01/25/2037	541	471
0.572% due 10/25/2036	319	279
0.572% due 11/25/2036	702	653
0.582% due 05/25/2037	1,191	957

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	302	276

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	700	159
5.750% due 04/25/2037	514	349

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	404	362
0.582% due 06/25/2037	572	474

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,156	810

Option One Mortgage Loan Trust
0.572% due 01/25/2037	269	252

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	711	540

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	431	372
0.622% due 08/25/2046	276	258

Residential Asset Securities Corp.
0.582% due 01/25/2037	426	363
0.632% due 04/25/2037	549	490
0.642% due 04/25/2036	40	39

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	543	480
0.572% due 09/25/2036	288	253
0.582% due 12/25/2036	763	632
0.602% due 11/25/2036	485	240

Soundview Home Equity Loan Trust
0.602% due 01/25/2037	190	182
0.602% due 06/25/2037	600	452
0.622% due 10/25/2036	14	14

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		$233	$224

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		285	250

Structured Asset Securities Corp.
0.602% due 01/25/2037		494	428
4.900% due 04/25/2035		543	289

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		520	435

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		663	545

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		131	128
0.622% due 03/25/2037		336	304

			81,732

BANK LOAN OBLIGATIONS 0.1%

OAO Rosneft Oil Co.
1.129% due 09/17/2009		968	876

CORPORATE BONDS & NOTES 40.2%

Allied Waste North America, Inc.
6.500% due 11/15/2010		300	299

Allstate Life Global Funding II
1.901% due 05/21/2010		15,000	14,297

American Express Bank FSB
0.583% due 06/22/2009		2,900	2,861
0.584% due 06/12/2009		6,250	6,176

American Express Centurion Bank
0.716% due 12/17/2009		1,400	1,337

American Express Credit Corp.
0.616% due 05/19/2009		1,400	1,388
1.920% due 05/27/2010		23,600	22,286

American International Group, Inc.
0.606% due 06/16/2009		6,100	5,498
1.252% due 10/18/2011		2,800	1,467

Bank of America Corp.
1.356% due 11/06/2009		3,200	3,158
8.000% due 12/29/2049		36,000	14,435
8.125% due 12/29/2049		23,000	9,461

Bank of America N.A.
1.777% due 06/23/2010		1,000	926

Bear Stearns Cos. LLC
1.341% due 08/21/2009		400	399
1.352% due 07/16/2009		3,190	3,184
1.554% due 09/09/2009		600	598
1.806% due 09/26/2013	EUR	4,400	5,118
5.300% due 10/30/2015		$800	743
6.400% due 10/02/2017		300	293

Caterpillar Financial Services Corp.
1.278% due 08/11/2009		9,000	8,909

CIT Group, Inc.
1.358% due 08/17/2009		3,100	2,770

Citigroup, Inc.
1.336% due 05/18/2011		8,900	7,190
1.396% due 05/18/2010		12,800	11,503
1.424% due 06/09/2009		3,849	3,772
8.400% due 04/29/2049		23,600	13,367

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		1,368	1,368

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	500	605

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		$1,900	1,878
5.625% due 07/15/2009		1,300	1,292

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse USA, Inc.
1.331% due 11/20/2009	$2,000	$1,975
1.364% due 06/05/2009	2,875	2,866
1.438% due 08/15/2010	800	768

Daimler Finance North America LLC
1.634% due 08/03/2009	9,300	9,231

DISH DBS Corp.
6.375% due 10/01/2011	2,600	2,515

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	665	639

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,795

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	26,950	23,088
7.375% due 10/28/2009	8,610	7,723

General Electric Capital Corp.
1.308% due 08/15/2011	2,800	2,396
1.361% due 03/12/2010	8,900	8,530
1.472% due 10/06/2010	6,100	5,593
1.474% due 04/10/2012	24,000	20,044
1.620% due 02/01/2011	28,000	25,374

General Mills, Inc.
1.252% due 01/22/2010	3,700	3,636

Genworth Global Funding Trusts
1.284% due 04/15/2014	4,800	2,693

GMAC LLC
2.488% due 05/15/2009	7,550	7,182
5.625% due 05/15/2009	7,030	6,654

Goldman Sachs Group, Inc.
0.636% due 11/16/2009	15,300	14,994
1.318% due 11/16/2009	6,300	6,155
1.455% due 07/23/2009	4,135	4,100
1.461% due 03/02/2010	14,500	14,047

Hartford Life Global Funding Trusts
1.500% due 06/16/2014	4,800	3,038

Hewlett-Packard Co.
1.380% due 06/15/2010	3,900	3,882

Home Depot, Inc.
1.445% due 12/16/2009	1,800	1,766

HSBC Bank USA N.A.
1.450% due 12/14/2009	1,750	1,705

HSBC Finance Corp.
1.411% due 03/12/2010	3,825	3,390
1.491% due 05/10/2010	4,414	3,756
1.518% due 11/16/2009	15,600	14,958

International Business Machines Corp.
1.764% due 07/28/2011	14,000	13,805

International Lease Finance Corp.
1.469% due 05/24/2010	19,000	13,595
1.482% due 04/20/2009	3,900	3,850
1.494% due 01/15/2010	5,000	3,948
1.765% due 07/01/2011	10,000	5,407

John Deere Capital Corp.
2.042% due 06/10/2011	20,900	19,868

JPMorgan Chase & Co.
0.571% due 06/26/2009	1,500	1,496
0.583% due 05/07/2010	10,500	10,283
1.256% due 01/17/2011	10,960	10,451
1.302% due 06/25/2010	19,700	19,241
1.625% due 10/02/2009	14,055	14,001

KeyBank N.A.
3.511% due 06/02/2010	11,700	11,282

Kimberly-Clark Corp.
1.274% due 07/30/2010	12,400	12,346

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
2.875% due 09/28/2009 (a)	CHF	3,855	$466
2.878% due 04/03/2009 (a)		$4,400	550
2.907% due 11/16/2009 (a)		4,600	575
2.951% due 05/25/2010 (a)		6,600	825
3.011% due 12/23/2010 (a)		5,900	738
4.730% due 06/01/2011 (a)(i)	CAD	5,325	503
6.875% due 05/02/2018 (a)		$6,974	872
7.875% due 05/08/2018 (a)	GBP	5,000	1,022

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		$27,400	25,807

Metropolitan Life Global Funding I
1.278% due 05/17/2010		6,050	5,713
1.570% due 03/15/2012		4,100	3,272

Morgan Stanley
1.184% due 01/15/2010		8,800	8,468
1.291% due 05/07/2009		1,100	1,098
1.392% due 01/18/2011		6,989	6,311

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		300	294

New Albertson’s, Inc.
6.950% due 08/01/2009		500	501

Pemex Project Funding Master Trust
2.620% due 06/15/2010		57,418	55,163

Pricoa Global Funding I
1.219% due 07/27/2009		2,300	2,229

Roche Holdings, Inc.
3.249% due 02/25/2011		6,000	5,993

SLM Corp.
1.299% due 07/27/2009		30,400	29,292
1.319% due 07/26/2010		800	568
1.389% due 10/25/2011		1,000	576
1.520% due 03/15/2011		700	450
1.850% due 12/15/2010	EUR	600	495
5.375% due 05/15/2014		$1,100	571

Sprint Nextel Corp.
1.632% due 06/28/2010		3,400	3,148

Time Warner, Inc.
1.461% due 11/13/2009		9,700	9,520

U.S. Bancorp
1.636% due 05/06/2010		500	488

UnitedHealth Group, Inc.
1.407% due 06/21/2010		2,400	2,318
2.541% due 02/07/2011		16,000	15,410

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010		4,500	1,598

Ventas Realty LP
6.750% due 06/01/2010		1,000	1,002

Wachovia Bank N.A.
1.309% due 05/25/2010		9,400	8,990
1.331% due 12/02/2010		9,000	8,438

Wachovia Corp.
1.224% due 10/15/2011		22,800	20,227
1.311% due 12/01/2009		19,500	19,219
1.440% due 03/15/2011		9,700	9,075

Wachovia Mortgage FSB
1.281% due 05/08/2009		500	499

Walt Disney Co.
1.152% due 07/16/2010		6,200	6,125

Wells Fargo & Co.
0.523% due 03/22/2010		4,700	4,485
1.249% due 01/24/2012		3,700	3,254
1.420% due 09/15/2009		3,100	3,071
1.614% due 01/29/2010		13,330	13,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Xerox Corp.
2.059% due 12/18/2009	$3,600	$3,502

		777,412

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	1,490	808

American Home Mortgage Investment Trust
0.762% due 05/25/2047	538	106

Banc of America Funding Corp.
6.106% due 01/20/2047	2,190	1,033

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	961	627

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	8,128	5,623
2.650% due 08/25/2035	5,983	4,188
2.940% due 03/25/2035	19,746	13,435
4.599% due 07/25/2033	4,571	3,564
4.821% due 04/25/2034	1,112	698
5.395% due 02/25/2034	1,529	1,031

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.356% due 08/25/2036	600	201
5.491% due 09/25/2035	9,601	4,751
5.781% due 01/25/2036	3,545	1,304

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	37	37

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	809	710

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	8,203	5,194
5.733% due 12/26/2046	4,616	2,661

CC Mortgage Funding Corp.
0.652% due 05/25/2048	1,618	587

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	8	6

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	576	501
4.050% due 08/25/2035	7,177	4,668
4.098% due 08/25/2035	1,415	1,032
4.248% due 08/25/2035	7,929	5,081
4.688% due 08/25/2035	1,467	445

Commercial Mortgage Pass-Through Certificates
0.656% due 04/15/2017	366	362
1.056% due 02/16/2034	1,981	1,727

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,881	612
0.725% due 02/20/2047	2,243	797
0.752% due 08/25/2046	635	126
0.792% due 05/25/2036	448	65
0.872% due 06/25/2037	659	147
1.292% due 11/25/2035	610	225
2.633% due 02/25/2036	599	243
5.409% due 10/25/2035	474	273
6.000% due 02/25/2037	484	273

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 03/25/2036	841	147
4.812% due 04/20/2035	4,765	3,505
5.603% due 02/20/2036	624	299

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	2,197	1,705

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	537	479

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 02/25/2037	$460	$419
0.602% due 03/25/2037	342	328
0.612% due 08/25/2037	1,408	999

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	800	71

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	457	345

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	848	659
5.362% due 08/25/2035	1,565	1,113

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,495	1,198
0.602% due 01/25/2047	979	838
0.732% due 10/25/2046	600	70
0.792% due 04/25/2036	674	206
0.792% due 11/25/2045	303	139

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,748	1,194

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	491	442
0.686% due 04/19/2038	1,016	352
0.746% due 01/19/2038	3,440	1,224
0.756% due 09/19/2046	1,243	472
0.796% due 03/19/2036	3,361	1,229
5.221% due 07/19/2035	4,126	2,004

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	462	316

Indymac Index Mortgage Loan Trust
5.013% due 12/25/2034	966	670

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402

JPMorgan Mortgage Trust
5.018% due 02/25/2035	5,798	4,607

MASTR Adjustable Rate Mortgages Trust
0.632% due 05/25/2047	127	123
3.788% due 11/21/2034	706	688

MASTR Alternative Loans Trust
0.922% due 03/25/2036	557	211

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	379

Merrill Lynch Floating Trust
0.626% due 06/15/2022	998	701

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	6,493	3,603

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,890	1,848
1.522% due 10/25/2035	1,655	1,115
3.006% due 10/25/2035	10,828	7,257

Morgan Stanley Capital I
0.617% due 10/15/2020	1,183	873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Provident Funding Mortgage Loan Trust
4.240% due 08/25/2033	$1,418	$1,083

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	724	538
0.822% due 08/25/2035	945	413
0.922% due 10/25/2045	483	195

Residential Asset Securitization Trust
0.922% due 01/25/2046	1,191	542

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	1,400	904

Sequoia Mortgage Trust
4.433% due 04/20/2035	645	467

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	600	494

Structured Adjustable Rate Mortgage Loan Trust
4.896% due 07/25/2034	4,108	3,029
5.350% due 01/25/2035	1,520	833
5.528% due 08/25/2035	1,087	573

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	1,324	1,256
0.622% due 09/25/2047	2,314	2,143
0.652% due 03/25/2037	424	155
0.712% due 06/25/2036	681	246
0.742% due 05/25/2036	3,306	1,165
0.806% due 07/19/2035	7,758	4,947

Structured Asset Securities Corp.
4.863% due 10/25/2035	683	404
5.671% due 06/25/2033	2,956	1,993

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	119	118
0.632% due 01/25/2037	466	418

WaMu Mortgage Pass-Through Certificates
0.932% due 11/25/2045	600	143
0.932% due 12/25/2045	600	95
2.363% due 01/25/2047	1,165	428
2.443% due 12/25/2046	1,258	465
2.443% due 07/25/2047	1,444	535
2.633% due 02/25/2046	1,249	466
2.833% due 11/25/2042	479	292
3.742% due 03/25/2034	1,373	982
3.955% due 09/25/2046	3,330	1,287
3.955% due 10/25/2046	1,749	687
4.499% due 06/25/2033	891	702

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	821	224

Wells Fargo Mortgage-Backed Securities Trust
4.435% due 12/25/2034	1,058	917
4.985% due 12/25/2034	1,461	1,023

		136,198

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.1%

Short-Term Floating NAV Portfolio	19,647,899	$196,577

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
3.022% due 06/01/2043 - 07/01/2044	$1,031	1,021
4.680% due 11/01/2035	486	496
5.000% due 02/25/2017	203	207
5.179% due 09/01/2035	682	703
5.193% due 10/01/2035	473	488
5.206% due 08/01/2035	468	483
5.224% due 11/01/2035	539	556
5.225% due 09/01/2035	449	462
5.500% due 09/01/2026	340	355

Freddie Mac
0.782% due 08/25/2031	388	312
0.802% due 09/25/2031	362	330
5.000% due 11/15/2029	76	77
5.148% due 08/01/2035	71	74

		5,564

Total United States (Cost $1,421,517)		1,198,359

SHORT-TERM INSTRUMENTS 15.4%

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,274	2,274

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,321. Repurchase proceeds are $2,274.)

U.S. CASH MANAGEMENT BILLS 1.0%
0.220% due 04/29/2009 (e)	18,440	18,437

U.S. TREASURY BILLS 14.3%
0.125% due 04/02/2009 - 06/11/2009 (b)(d)(e)	277,300	277,282

Total Short-Term Instruments (Cost $297,993)		297,993

Total Investments 114.0% (Cost $2,511,587)		$2,209,685

Written Options (h) (0.0%) (Premiums $1,684)		(502)

Other Assets and Liabilities (Net) (14.0%)		(270,244)

Net Assets 100.0%		$1,938,939

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Developing Local Markets Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $410 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $295,049 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Cash of $2,843 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	216	$820
90-Day Eurodollar December Futures	Long	12/2010	856	656

				$1,476

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	7,000	$9	$0	$9

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	$1,300	$(42)	$(65)	$23
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	2,000	(122)	0	(122)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	7,500	(265)	0	(265)

						$(429)	$(65)	$(364)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$300	$(11)	$(2)	$(9)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY	BRL	3,600	$96	$0	$96
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	109	0	109
Pay	1-Year BRL-CDI	11.190%	01/02/2012	UBS		155,100	501	0	501
Pay	1-Year BRL-CDI	13.390%	01/02/2012	UBS		58,000	1,202	0	1,202
Receive	1-Year BRL-CDI	14.240%	01/02/2012	MLP		57,600	(1,616)	24	(1,640)
Receive	1-Year BRL-CDI	14.280%	01/02/2012	MSC		112,600	(3,197)	17	(3,214)
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		43,000	1,965	0	1,965
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	368	73	295
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	5,730	(936)	6,666
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	62	0	62
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	79	0	79
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		120,700	506	(8)	514
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		148,000	620	(116)	736

							$6,425	$(946)	$7,371

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Developing Local Markets Fund   (Cont.)

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	403	$299	$277
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	187	43	45
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	590	767	126

				$1,109	$448

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$9,700	$89	$16
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,100	123	21
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	12,200	21	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	12,200	62	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	77	13
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,000	20	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	19,000	150	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,600	4	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,600	29	0

							$575	$54

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	5,508	128,210	4,622
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 03/31/2009	1,180	$100,400	$1,684

(i)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$503	0.03%

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	04/01/2039	$2,400	$2,478	$2,509

(k)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(242)	$(242)
Sell		BCLY	47,368	04/2009	0	(80)	(80)
Sell	BRL	BCLY	12,850	06/2009	0	(334)	(334)
Buy		HSBC	69,885	06/2009	110	(378)	(268)
Sell		HSBC	13,997	06/2009	94	0	94
Buy		JPM	70,372	06/2009	1,153	0	1,153
Sell		MLP	348,458	06/2009	0	(3,489)	(3,489)
Buy		RBS	2,868	06/2009	18	0	18
Buy		UBS	133,387	06/2009	1,970	0	1,970
Sell	CAD	JPM	453	04/2009	5	0	5
Sell	CHF	UBS	319	06/2009	0	(9)	(9)
Sell	CLP	BCLY	28,327,006	05/2009	378	(1,692)	(1,314)
Buy		CITI	55,045,879	05/2009	10,291	0	10,291
Sell		CITI	22,250,190	05/2009	301	(1,479)	(1,178)
Sell		DUB	3,301,860	05/2009	0	(784)	(784)
Buy		HSBC	18,372,048	05/2009	3,387	0	3,387
Sell		JPM	17,179,184	05/2009	0	(3,480)	(3,480)

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	MSC	2,359,687	05/2009	$0	$(292)	$(292)
Buy		BCLY	18,848,849	11/2009	0	(472)	(472)
Buy		CITI	11,874,655	11/2009	0	(358)	(358)
Buy	CNY	BCLY	89,915	05/2009	169	0	169
Sell		BCLY	145,345	05/2009	0	(261)	(261)
Buy		CITI	226,861	05/2009	0	(1,008)	(1,008)
Sell		CITI	90,015	05/2009	0	(174)	(174)
Sell		DUB	68,150	05/2009	26	0	26
Sell		HSBC	20,599	05/2009	0	(15)	(15)
Buy		JPM	249,412	05/2009	0	(1,752)	(1,752)
Buy		MSC	32,455	05/2009	0	(194)	(194)
Sell		UBS	54,860	05/2009	0	(29)	(29)
Buy		BCLY	37,490	07/2009	0	(23)	(23)
Buy		CITI	24,964	07/2009	22	0	22
Sell		CITI	69,250	07/2009	0	(222)	(222)
Sell		DUB	69,052	07/2009	0	(223)	(223)
Sell		HSBC	2,601	07/2009	0	(3)	(3)
Buy		JPM	329,174	07/2009	0	(1,918)	(1,918)
Sell		JPM	70,577	07/2009	0	(229)	(229)
Buy		CITI	43,849	09/2009	69	0	69
Buy		DUB	211,200	09/2009	0	(133)	(133)
Sell		DUB	104,880	09/2009	0	(378)	(378)
Buy		JPM	128,919	09/2009	447	0	447
Buy	COP	BCLY	13,043,841	05/2009	0	(278)	(278)
Sell		BCLY	36,228,073	05/2009	1,710	0	1,710
Buy		CITI	62,925,779	05/2009	0	(1,113)	(1,113)
Sell		CITI	41,709,298	05/2009	961	0	961
Buy		HSBC	7,017,704	05/2009	0	(222)	(222)
Sell		JPM	13,060,000	05/2009	0	(102)	(102)
Buy	CZK	CITI	27,855	05/2009	0	(371)	(371)
Sell		HSBC	260,687	05/2009	0	(646)	(646)
Sell		JPM	109,100	05/2009	0	(293)	(293)
Buy		BCLY	211,498	07/2009	0	(702)	(702)
Buy		CITI	1,316,000	07/2009	0	(2,616)	(2,616)
Buy		DUB	1,315,362	07/2009	0	(2,707)	(2,707)
Buy		HSBC	1,122,290	07/2009	0	(3,470)	(3,470)
Sell		HSBC	172,849	07/2009	8	(381)	(373)
Buy		JPM	179	07/2009	0	0	0
Sell		JPM	261,998	07/2009	0	(991)	(991)
Sell		UBS	164,008	07/2009	55	0	55
Buy	EUR	HSBC	20,182	04/2009	1,327	0	1,327
Sell		HSBC	10,320	04/2009	249	0	249
Buy		JPM	15,039	04/2009	0	(374)	(374)
Sell		JPM	4,501	04/2009	114	0	114
Buy		RBS	82	04/2009	0	(2)	(2)
Sell	GBP	DUB	521	04/2009	8	0	8
Sell		MSC	873	04/2009	10	0	10
Buy	HKD	BCLY	304,929	06/2009	26	0	26
Buy		BOA	299,191	06/2009	40	0	40
Sell		CSFB	23,256	06/2009	0	(1)	(1)
Sell		DUB	27,039	06/2009	0	(1)	(1)
Buy		HSBC	304,428	06/2009	31	0	31
Buy		JPM	723,048	06/2009	29	0	29
Sell	HUF	BCLY	10,226,268	05/2009	2,562	0	2,562
Buy		DUB	6,186,918	05/2009	0	(4,616)	(4,616)
Sell		DUB	190,242	05/2009	0	(24)	(24)
Buy		HSBC	3,694,650	05/2009	0	(1,755)	(1,755)
Sell		HSBC	3,697,442	05/2009	2,036	(17)	2,019
Buy		JPM	8,363,059	05/2009	0	(1,866)	(1,866)
Sell		JPM	1,363,039	05/2009	0	(143)	(143)
Sell		RBS	2,767,635	05/2009	0	(144)	(144)
Buy		BCLY	10,226,268	10/2009	0	(2,716)	(2,716)
Buy	IDR	BCLY	154,248,940	06/2009	578	0	578
Buy		DUB	69,674,302	06/2009	252	0	252
Buy	ILS	BCLY	327,195	06/2009	0	(8,558)	(8,558)
Sell		BCLY	203,128	06/2009	3,201	(24)	3,177
Buy		DUB	20,463	06/2009	0	(514)	(514)
Buy		HSBC	262,844	06/2009	0	(8,242)	(8,242)
Sell		HSBC	81,433	06/2009	1,192	0	1,192
Sell		UBS	39,305	06/2009	680	0	680
Buy	INR	BCLY	1,090,207	04/2009	14	(463)	(449)
Sell		BCLY	344,275	04/2009	12	(295)	(283)
Buy		BOA	873,088	04/2009	22	0	22
Sell		BOA	722,978	04/2009	0	(258)	(258)
Buy		CITI	737,000	04/2009	0	(219)	(219)

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	CITI	1,025,633	04/2009	$63	$(234)	$(171)
Buy		DUB	740,376	04/2009	0	(103)	(103)
Sell		DUB	1,170,768	04/2009	0	(382)	(382)
Buy		HSBC	1,099,367	04/2009	0	(320)	(320)
Sell		HSBC	353,019	04/2009	75	0	75
Sell		JPM	401,014	04/2009	82	(210)	(128)
Sell		UBS	522,350	04/2009	0	(292)	(292)
Buy		BOA	738,643	07/2009	438	0	438
Buy		CITI	737,899	07/2009	373	0	373
Buy		DUB	649,218	07/2009	222	0	222
Sell	JPY	BNP	13,804	05/2009	2	0	2
Sell		MSC	13,804	06/2009	2	0	2
Buy	KWD	BCLY	3,711	04/2009	0	(1,476)	(1,476)
Sell		BCLY	3,711	04/2009	248	0	248
Buy	MXN	BCLY	1,041,189	05/2009	683	(3,055)	(2,372)
Sell		BCLY	2,117,750	05/2009	940	(693)	247
Buy		CITI	1,014,759	05/2009	11	(21,728)	(21,717)
Sell		CITI	161,549	05/2009	49	(141)	(92)
Buy		DUB	1,000,101	05/2009	0	(21,590)	(21,590)
Buy		HSBC	14,222	05/2009	4	(4)	0
Sell		HSBC	686,959	05/2009	0	(2,579)	(2,579)
Buy		JPM	2,954,191	05/2009	798	(16,459)	(15,661)
Sell		JPM	764,523	05/2009	538	(1,455)	(917)
Buy		MLP	694,415	05/2009	0	(3,223)	(3,223)
Sell		MLP	103,195	05/2009	0	(105)	(105)
Buy		UBS	15,416	05/2009	0	(39)	(39)
Buy		CITI	148,706	11/2009	146	0	146
Sell		CITI	13,395	11/2009	0	(13)	(13)
Buy		JPM	1,788	11/2009	0	0	0
Buy		MLP	103,195	11/2009	110	0	110
Buy	MYR	BCLY	30,327	04/2009	0	(354)	(354)
Sell		BCLY	66,739	04/2009	359	(10)	349
Buy		BOA	26,171	04/2009	0	(294)	(294)
Buy		CITI	48,626	04/2009	0	(496)	(496)
Sell		CITI	42,971	04/2009	307	(90)	217
Buy		HSBC	46,315	04/2009	0	(320)	(320)
Buy		BCLY	108,892	08/2009	47	(661)	(614)
Buy	PEN	CITI	43,585	07/2009	88	0	88
Sell		CITI	16,273	07/2009	0	(102)	(102)
Buy		DUB	25,162	07/2009	39	0	39
Sell	PHP	BCLY	762,467	05/2009	0	(215)	(215)
Sell		BOA	97,460	05/2009	0	(10)	(10)
Buy		CITI	923,093	05/2009	51	(100)	(49)
Sell		CITI	241,440	05/2009	20	0	20
Buy		JPM	277,420	05/2009	3	0	3
Sell		JPM	48,100	05/2009	8	0	8
Sell		BCLY	566,933	08/2009	0	(202)	(202)
Buy		CITI	2,133,505	08/2009	0	(627)	(627)
Sell		CITI	12,587	08/2009	0	(8)	(8)
Sell		DUB	322,744	08/2009	0	(200)	(200)
Sell		JPM	251,750	08/2009	0	(156)	(156)
Buy	PLN	BCLY	196,560	05/2009	0	(14,398)	(14,398)
Sell		BCLY	112,319	05/2009	5,416	0	5,416
Buy		BNP	49,561	05/2009	0	(7,967)	(7,967)
Sell		CITI	51,562	05/2009	1,803	(351)	1,452
Buy		DUB	503,602	05/2009	0	(32,681)	(32,681)
Sell		DUB	262,414	05/2009	1,137	(1,472)	(335)
Buy		HSBC	496,249	05/2009	0	(38,779)	(38,779)
Sell		HSBC	810,381	05/2009	15,737	(2,104)	13,633
Buy		JPM	22,348	05/2009	0	(425)	(425)
Sell		JPM	32,256	05/2009	1,674	0	1,674
Sell		MLP	219,005	05/2009	0	(527)	(527)
Buy		RBS	90,287	05/2009	0	(14,541)	(14,541)
Buy		UBS	129,330	05/2009	0	(20,668)	(20,668)
Buy		DUB	80,979	11/2009	10	(790)	(780)
Buy		HSBC	405,702	11/2009	232	(2,009)	(1,777)
Buy		JPM	27,878	11/2009	0	(284)	(284)
Buy		MLP	219,008	11/2009	472	0	472
Sell		MLP	49	11/2009	0	0	0
Sell	RON	BCLY	100,006	04/2009	0	(1,105)	(1,105)
Buy		JPM	117,130	04/2009	1,396	(13)	1,383
Sell		JPM	17,124	04/2009	0	(356)	(356)
Buy		BCLY	93,110	05/2009	1,068	0	1,068
Buy	RUB	BCLY	53,435	05/2009	0	(51)	(51)
Sell		BCLY	384,507	05/2009	1,484	0	1,484

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	CITI	262,088	05/2009	$12	$0	$12
Buy		DUB	4,551	05/2009	0	(54)	(54)
Sell		DUB	994,895	05/2009	4,058	0	4,058
Buy		HSBC	2,300,000	05/2009	0	(27,679)	(27,679)
Sell		HSBC	539,629	05/2009	1,535	(582)	953
Buy		JPM	918,453	05/2009	0	(11,391)	(11,391)
Sell		JPM	887,082	05/2009	1,687	(247)	1,440
Buy		RBS	97,282	05/2009	0	(1,150)	(1,150)
Sell		UBS	305,616	05/2009	0	(557)	(557)
Buy		CITI	262,088	07/2009	37	0	37
Sell		HSBC	234,185	07/2009	124	0	124
Buy	SAR	BCLY	48,427	04/2009	0	(199)	(199)
Sell		BCLY	48,427	04/2009	0	(41)	(41)
Buy		HSBC	194	04/2009	0	0	0
Sell		HSBC	194	04/2009	0	0	0
Sell	SGD	BCLY	87,425	04/2009	1,349	(134)	1,215
Buy		CITI	111,487	04/2009	0	(3,462)	(3,462)
Sell		CITI	66,353	04/2009	375	(241)	134
Buy		DUB	135,578	04/2009	0	(5,087)	(5,087)
Sell		DUB	43,876	04/2009	43	(24)	19
Buy		HSBC	34,988	04/2009	0	(923)	(923)
Sell		HSBC	125,870	04/2009	1,356	(112)	1,244
Buy		JPM	22,058	04/2009	0	(1,052)	(1,052)
Sell		JPM	11,429	04/2009	118	0	118
Buy		RBS	61,888	04/2009	0	(1,591)	(1,591)
Buy		UBS	31,805	04/2009	0	(595)	(595)
Buy		DUB	2,439	06/2009	0	(18)	(18)
Buy		CITI	119,024	07/2009	0	(2,906)	(2,906)
Buy		DUB	36,673	07/2009	0	(91)	(91)
Sell		DUB	58,588	07/2009	2,079	0	2,079
Buy		HSBC	28,480	07/2009	0	(982)	(982)
Sell		HSBC	4,780	07/2009	9	0	9
Buy		JPM	103,819	07/2009	0	(727)	(727)
Buy	THB	BCLY	147,989	06/2009	102	0	102
Buy		CITI	159,110	06/2009	58	0	58
Buy		CSFB	196,328	06/2009	143	0	143
Sell	TRY	BCLY	20,152	07/2009	0	(411)	(411)
Buy		CITI	100,260	07/2009	159	(38)	121
Buy		DUB	198,551	07/2009	938	0	938
Buy		HSBC	2,749	07/2009	1	0	1
Sell		HSBC	59,123	07/2009	0	(1,105)	(1,105)
Buy		JPM	28,081	07/2009	99	0	99
Sell		JPM	23,450	07/2009	0	(508)	(508)
Sell	TWD	BOA	68,260	05/2009	0	(16)	(16)
Buy		CITI	883,300	05/2009	0	(706)	(706)
Sell		CSFB	104,520	05/2009	0	(87)	(87)
Sell		RBS	50,040	05/2009	22	0	22
Buy	ZAR	BCLY	553,165	05/2009	2,661	(73)	2,588
Sell		BCLY	1,121,072	05/2009	0	(4,940)	(4,940)
Buy		DUB	2,287	05/2009	12	0	12
Buy		HSBC	295,560	05/2009	2,307	0	2,307
Sell		HSBC	92,130	05/2009	0	(838)	(838)
Buy		JPM	784,166	05/2009	8,913	0	8,913
Sell		MLP	250,000	05/2009	0	(728)	(728)
Buy		UBS	952,491	05/2009	12,389	(11)	12,378
Sell		UBS	271,800	05/2009	0	(2,633)	(2,633)
Buy		BCLY	500,000	11/2009	473	0	473
Buy		DUB	834	11/2009	0	0	0
Buy		MLP	250,000	11/2009	689	0	689

					$111,440	$(352,181)	$(240,741)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$196,577	$2,013,108	$0	$2,209,685
Short Sales, at value	0	(2,509)	0	(2,509)
Other Financial Instruments ++	1,476	(234,236)	0	(232,760)

Total	$198,053	$1,776,363	$0	$1,974,416

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments Developing Local Markets Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.1%

Short-Term Floating NAV Portfolio	2,170,710	$21,718

Total PIMCO Funds (Cost $21,713)		21,718

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 3.4%

Berry Plastics Holding Corp.
8.421% due 06/05/2014	$5,221	3,540

Biomet, Inc.
3.518% due 03/25/2015	179	162
3.522% due 03/25/2015	109	98
4.222% due 03/25/2015	2,655	2,401

Boc Group, Inc.
2.479% due 05/31/2014	2,456	1,489

Cablevision
2.306% due 03/30/2013	3,880	3,529

Community Health Systems, Inc.
2.768% due 07/25/2014	1,221	1,058
3.506% due 07/25/2014	8,014	6,946

Daimler Finance North America LLC
4.560% due 08/03/2012	12,805	6,907

Dex Media West LLC
7.000% due 10/13/2014	1,000	459

FCI Connectors
1.310% due 03/09/2013	1,717	1,056

Georgia-Pacific Corp.
2.956% due 12/20/2012	223	198
3.292% due 12/20/2012	5,655	5,002
3.459% due 12/20/2012	184	163

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)	958	445

HCA, Inc.
3.470% due 11/18/2013	7,293	6,223

Health Management Associates, Inc.
3.209% due 02/28/2014	3,726	3,033

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,220	476
8.202% due 10/07/2013	2,341	891
8.702% due 10/07/2014	2,341	872

Las Vegas Sands Corp.
2.250% due 05/23/2014	4,923	2,637

Metro-Goldwyn-Mayer, Inc.
3.729% due 04/08/2012	3,211	1,450
4.709% due 04/08/2012	4,598	2,077

MGM Mirage
4.750% due 10/03/2011	2,000	875

NRG Energy, Inc.
1.359% due 02/01/2013	1,567	1,414
1.979% due 02/01/2013	951	858
2.959% due 02/01/2013	3,243	2,927

Polypore, Inc.
2.480% due 05/15/2014	4,433	3,291

RH Donnelley Corp.
6.750% due 06/30/2011	812	359

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	23	15
4.018% due 10/10/2014	50	33
4.033% due 10/10/2014	6,452	4,274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tribune Co.
5.250% due 06/04/2024 (a)	$4,691	$1,240

Total Bank Loan Obligations (Cost $98,018)		66,398

CORPORATE BONDS & NOTES 48.3%

BANKING & FINANCE 26.8%

AES Red Oak LLC
8.540% due 11/30/2019	2,436	2,229

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	113

Allstate Life Global Funding II
1.901% due 05/21/2010	5,400	5,147

American Express Bank FSB
0.584% due 06/12/2009	1,000	988
0.605% due 10/20/2009	2,900	2,804
0.637% due 07/13/2010	2,400	2,224

American Express Credit Corp.
0.616% due 05/19/2009	100	99

American General Finance Corp.
6.900% due 12/15/2017	5,000	1,755

American Honda Finance Corp.
4.500% due 05/26/2009	500	502

American International Group, Inc.
0.606% due 06/16/2009	1,400	1,262
1.252% due 10/18/2011	4,900	2,566
5.850% due 01/16/2018	13,600	5,334
8.175% due 05/15/2058	1,400	119

Banco Santander Chile
1.634% due 12/09/2009	5,000	4,959

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,171
5.750% due 12/01/2017	12,975	10,921
8.000% due 12/29/2049	16,600	6,656
8.125% due 12/29/2049	18,800	7,733

Bank of America Institutional Capital A
8.070% due 12/31/2026	500	212

Bank of Scotland PLC
1.182% due 07/17/2009	1,600	1,591

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,757
6.050% due 12/04/2017	600	473
7.700% due 04/29/2049	19,600	8,624

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.366% due 05/18/2010	8,650	8,522
1.404% due 01/31/2011	1,900	1,808
1.446% due 11/28/2011	100	96
1.448% due 08/15/2011	100	92
6.400% due 10/02/2017	18,500	18,046
6.950% due 08/10/2012	6,500	6,626
7.250% due 02/01/2018	5,900	6,107

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	508

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	70

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,300	807

Caelus Re Ltd.
7.511% due 06/07/2011	3,800	3,581

Calabash Re Ltd.
12.220% due 01/08/2010	1,000	979

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Charter One Bank N.A.
1.209% due 04/24/2009	$1,000	$999

Citigroup Capital XXI
8.300% due 12/21/2057	13,175	6,358

Citigroup Funding, Inc.
2.291% due 05/07/2010	100	90

Citigroup, Inc.
1.262% due 12/28/2009	1,800	1,662
1.336% due 05/18/2011	900	727
1.396% due 05/18/2010	100	90
2.125% due 04/30/2012	5,000	5,021
5.300% due 10/17/2012	275	243
6.000% due 02/21/2012	650	594
8.400% due 04/29/2049	5,100	2,889

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	1,498

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	2,933

Credit Suisse New York
5.000% due 05/15/2013	8,500	8,224

DBS Bank Ltd.
1.454% due 05/16/2017	5,000	3,814

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,216

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,112
5.250% due 07/29/2014	6,625	6,948

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,325	1,120

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	1,835	1,228
7.375% due 10/28/2009	1,800	1,615
7.800% due 06/01/2012	400	271
7.875% due 06/15/2010	420	347
8.000% due 12/15/2016	2,800	1,843

Foundation Re II Ltd.
7.988% due 11/26/2010	1,800	1,726

General Electric Capital Corp.
1.472% due 10/06/2010	1,400	1,284
1.474% due 04/10/2012	13,000	10,857
1.620% due 02/01/2011	100	91
6.875% due 01/10/2039	11,700	9,579

GMAC LLC
2.488% due 05/15/2009	23,375	22,235
5.625% due 05/15/2009	6,100	5,774
6.000% due 12/15/2011	200	112
6.875% due 09/15/2011	600	379
6.875% due 08/28/2012	875	484
7.000% due 02/01/2012	2,500	1,428
7.250% due 03/02/2011	1,525	993
7.750% due 01/19/2010	800	625

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	100	99
1.317% due 06/23/2009	700	695
1.318% due 11/16/2009	1,400	1,368
1.332% due 06/28/2010	600	572
1.677% due 03/22/2016	50	34
4.750% due 07/15/2013	1,225	1,127
5.250% due 10/15/2013	2,400	2,244
5.300% due 02/14/2012	400	386
5.700% due 09/01/2012	165	160
6.150% due 04/01/2018	5,150	4,715
6.750% due 10/01/2037	14,200	9,637
7.350% due 10/01/2009	500	506

HBOS PLC
6.750% due 05/21/2018	400	309

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCP, Inc.
6.700% due 01/30/2018	$5,000	$3,379

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	2,900	1,465

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	375

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	1,993

HSBC Finance Corp.
4.750% due 07/15/2013	120	89

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	4,392
6.500% due 09/15/2037	125	103

ICICI Bank Ltd.
1.894% due 01/12/2010	300	270
5.750% due 01/12/2012	2,100	1,834

Intergas Finance BV
6.375% due 05/14/2017	2,700	1,580
6.875% due 11/04/2011	378	267

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	3,107
6.625% due 11/15/2013	4,000	2,218

John Deere Capital Corp.
1.372% due 10/16/2009	500	498

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,400	1,335
1.348% due 05/16/2011	100	94
4.750% due 05/01/2013	1,900	1,844
6.000% due 01/15/2018	5,000	5,062
7.900% due 04/29/2049	7,300	4,701

KRATON Polymers LLC
8.125% due 01/15/2014	1,825	575

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	103
2.951% due 05/25/2010 (a)	100	13

Lloyds Banking Group PLC
5.920% due 09/29/2049	7,500	1,388

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

M&T Capital Trust II
8.277% due 06/01/2027	500	336

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	5,000	4,466

MBNA Capital B
1.970% due 02/01/2027	3,000	1,053

Merna Reinsurance Ltd.
1.870% due 07/07/2010	20,000	18,390

Merrill Lynch & Co., Inc.
1.454% due 02/05/2010	100	94
1.544% due 09/09/2009	100	98
3.472% due 05/12/2010	2,000	1,884
6.050% due 08/15/2012	8,000	6,871
6.875% due 04/25/2018	10,300	8,073

MetLife, Inc.
5.375% due 12/15/2012	45	43

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,000	365

Morgan Stanley
1.291% due 05/07/2009	200	200
1.374% due 01/15/2010	200	191
1.392% due 01/18/2011	400	361
5.750% due 08/31/2012	4,400	4,258
5.950% due 12/28/2017	2,400	2,185
6.000% due 04/28/2015	16,100	15,233

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	$2,400	$1,610

Mystic Re Ltd.
11.261% due 06/07/2011	700	664

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	300	294
4.750% due 03/01/2014	750	731
7.250% due 03/01/2012	4,815	5,007

Petroleum Export Ltd.
4.623% due 06/15/2010	1,111	1,007
5.265% due 06/15/2011	4,991	4,269

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,393	2,792

Rabobank Capital Funding II
5.260% due 12/29/2049	2,860	1,288

Rabobank Nederland NV
1.646% due 05/19/2010	9,600	9,487

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	15,500	15,030

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	1,250	1,193

Resona Bank Ltd.
5.850% due 09/29/2049	900	460

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	300	68
9.118% due 03/31/2049	500	245

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	5,172
7.175% due 05/16/2013	2,350	1,934

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	13,500	7,435

SLM Corp.
1.389% due 10/25/2011	2,100	1,210

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,332

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	476

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	5,937

Tenneco, Inc.
10.250% due 07/15/2013	617	330

Textron Financial Corp.
1.454% due 01/11/2010	11,000	8,914

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	835
6.625% due 03/20/2017	4,400	2,926
7.500% due 07/18/2016	7,050	5,066

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	2,906

UBS AG
2.154% due 05/05/2010	5,900	5,888
5.750% due 04/25/2018	1,850	1,551
5.875% due 12/20/2017	5,400	4,655

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,091

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	684

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	258

Universal City Development Partners
11.750% due 04/01/2010	500	430

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
6.500% due 06/01/2016	$400	$348
6.750% due 04/01/2017	2,635	2,266
9.000% due 05/01/2012	800	802

Vita Capital III Ltd.
2.525% due 01/01/2011	3,150	2,939

VTB Capital S.A.
6.875% due 05/29/2018	200	156

Wachovia Bank N.A.
1.309% due 05/25/2010	1,000	956
2.138% due 05/14/2010	17,800	17,205
6.600% due 01/15/2038	3,000	2,382

Wachovia Corp.
1.224% due 10/15/2011	600	532
5.250% due 08/01/2014	500	416

Wachovia Mortgage FSB
1.281% due 05/08/2009	250	250

Wells Fargo & Co.
4.375% due 01/31/2013	7,400	6,906
5.250% due 10/23/2012	15,780	15,351

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	1,895

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	191

		518,142

INDUSTRIALS 16.2%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	35,550	34,263

AES El Salvador Trust
6.750% due 02/01/2016	11,800	6,278

Alcoa, Inc.
5.550% due 02/01/2017	5,000	3,314

Altria Group, Inc.
9.250% due 08/06/2019	2,000	2,143

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,259
5.750% due 01/15/2015	15,400	14,859

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,796
7.250% due 05/20/2015	500	473

ARAMARK Corp.
4.670% due 02/01/2015	1,525	1,170
8.500% due 02/01/2015	2,000	1,850

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	2,147
8.750% due 03/01/2012	1,760	642

Atlantic Richfield Co.
8.530% due 02/27/2012	500	565

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	933

Biomet, Inc.
11.625% due 10/15/2017	5,425	4,815

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	8,479

CBS Corp.
5.625% due 08/15/2012	3,500	3,014

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,078

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	956

Cisco Systems, Inc.
5.500% due 02/22/2016	500	530

42	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado Interstate Gas Co.
6.800% due 11/15/2015	$2,300	$2,168

Columbia University
6.875% due 12/15/2015	500	609

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	337

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,220

Comcast Corp.
5.300% due 01/15/2014	2,000	1,945
5.900% due 03/15/2016	2,900	2,806
6.500% due 01/15/2015	100	100

Community Health Systems, Inc.
8.875% due 07/15/2015	2,000	1,900

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	424

Con-way, Inc.
7.250% due 01/15/2018	5,000	3,888

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	300

Cox Communications, Inc.
7.125% due 10/01/2012	725	722

CSC Holdings, Inc.
7.875% due 02/15/2018	2,000	1,840

CSX Corp.
5.600% due 05/01/2017	5,000	4,215

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	779

Daimler Finance North America LLC
5.750% due 09/08/2011	4,500	4,256

Delhaize America, Inc.
8.050% due 04/15/2027	600	584

Delta Air Lines, Inc.
7.379% due 05/18/2010	2,197	2,066

Dex Media West LLC
8.500% due 08/15/2010	2,500	1,263
9.875% due 08/15/2013	2,980	603

DISH DBS Corp.
7.125% due 02/01/2016	1,250	1,125

Dow Chemical Co.
6.000% due 10/01/2012	250	215

Dynegy Holdings, Inc.
7.750% due 06/01/2019	3,630	2,378
8.375% due 05/01/2016	6,270	4,279

El Paso Corp.
7.000% due 06/15/2017	4,500	3,856
7.750% due 06/15/2010	300	297

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,189

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	852

Ferrellgas Partners LP
8.750% due 06/15/2012	3,450	2,915

First Data Corp.
9.875% due 09/24/2015	5,715	3,372

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	7,070	1,520

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	4,937
7.288% due 08/16/2037	11,500	7,475
8.625% due 04/28/2034	4,740	4,290

Gazprom International S.A.
7.201% due 02/01/2020	7,435	6,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Georgia-Pacific LLC
7.000% due 01/15/2015	$800	$752
7.125% due 01/15/2017	2,200	2,046
8.000% due 01/15/2024	1,995	1,596

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	1,800	1,804

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,100	2,666

HCA, Inc.
7.190% due 11/15/2015	1,700	1,157
9.625% due 11/15/2016 (b)	3,300	2,640

Health Management Associates, Inc.
6.125% due 04/15/2016	290	239

Hewlett-Packard Co.
6.500% due 07/01/2012	500	541

Hospira, Inc.
4.950% due 06/15/2009	500	501

Ineos Group Holdings PLC
7.001% due 10/07/2012	147	57
8.500% due 02/15/2016	1,300	81

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,604

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,064

Kroger Co.
7.000% due 05/01/2018	5,000	5,290

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,376

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	508

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	3,506

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
5.700% due 03/01/2017	5,000	4,742

MGM Mirage
7.500% due 06/01/2016	2,020	717

Miller Brewing Co.
5.500% due 08/15/2013	1,000	964

Nalco Co.
8.875% due 11/15/2013	400	386

New Albertson’s, Inc.
6.570% due 02/23/2028	800	561
7.450% due 08/01/2029	5,100	4,259
7.750% due 06/15/2026	2,150	1,811

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	527

Nortel Networks Ltd.
10.125% due 07/15/2013 (a)	5,650	1,088
10.750% due 07/15/2016 (a)	1,370	267

Northwest Airlines, Inc.
7.626% due 04/01/2010	763	709

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	5,053

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	288

Pemex Project Funding Master Trust
2.620% due 06/15/2010	700	673

Petrobras International Finance Co.
6.125% due 10/06/2016	500	502

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	4,700	1,974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petroleos Mexicanos
8.000% due 05/03/2019	$9,200	$9,016

Quebecor Media, Inc.
7.750% due 03/15/2016	2,800	2,142

RH Donnelley Corp.
8.875% due 10/15/2017	600	36

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	850

Rogers Communications, Inc.
6.750% due 03/15/2015	1,800	1,773

Rowan Cos., Inc.
5.880% due 03/15/2012	1,907	1,975

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)	3,542	2,320

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	1,109

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	467

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	206

Sensata Technologies BV
8.000% due 05/01/2014	2,940	897

Tesco PLC
5.500% due 11/15/2017	9,250	9,120

Tesoro Corp.
6.250% due 11/01/2012	190	167

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,212

Time Warner, Inc.
6.875% due 05/01/2012	2,625	2,674

TRW Automotive, Inc.
7.250% due 03/15/2017	2,200	924

Tyco International Finance S.A.
6.375% due 10/15/2011	445	451
6.750% due 02/15/2011	500	504

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	973	297

United Airlines, Inc.
6.201% due 12/31/2049	21	20
7.336% due 01/02/2021	445	240
7.730% due 07/01/2010	248	240

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,248
6.250% due 01/23/2017	3,700	3,666
8.250% due 01/17/2034	4,025	4,008

Valero Energy Corp.
6.125% due 06/15/2017	8,045	6,933
6.875% due 04/15/2012	1,550	1,565
9.375% due 03/15/2019	4,000	4,139

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	912

Viacom, Inc.
6.250% due 04/30/2016	5,000	4,396

Walt Disney Co.
6.200% due 06/20/2014	500	552
6.375% due 03/01/2012	640	692

Williams Cos., Inc.
7.625% due 07/15/2019	925	866

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	995

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	34

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XTO Energy, Inc.
7.500% due 04/15/2012	$3,500	$3,668

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	4,673

		313,075

UTILITIES 5.3%

AT&T Corp.
7.300% due 11/15/2011	947	1,018
8.000% due 11/15/2031	3,500	3,817

Beaver Valley II Funding
9.000% due 06/01/2017	295	293

Carolina Power & Light Co.
5.125% due 09/15/2013	750	783

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,181

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	644

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,494

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,524

Dominion Resources, Inc.
5.700% due 09/17/2012	260	265

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,268
5.300% due 10/01/2015	1,500	1,553
5.625% due 11/30/2012	225	238

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	3,700	4,088

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,908

Energy Future Holdings Corp.
10.875% due 11/01/2017	2,000	1,300

Frontier Communications Corp.
7.000% due 11/01/2025	400	228
7.875% due 01/15/2027	1,750	1,190

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	4,000	80

Homer City Funding LLC
8.734% due 10/01/2026	3,730	3,040

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	3,960

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,840

Majapahit Holding BV
7.250% due 10/17/2011	7,600	6,992
7.250% due 06/28/2017	400	282
7.750% due 10/17/2016	600	444
7.875% due 06/29/2037	400	234

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	312

Midwest Generation LLC
8.560% due 01/02/2016	355	329

Nevada Power Co.
5.875% due 01/15/2015	450	427
6.500% due 05/15/2018	6,050	5,806

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,373

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	2,474

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,427
7.375% due 01/15/2017	330	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	$1,500	$1,503

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	545

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	2,581

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,187

PSEG Power LLC
5.500% due 12/01/2015	900	829
6.950% due 06/01/2012	270	277

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	9,766

Qwest Corp.
6.500% due 06/01/2017	1,000	835
7.250% due 09/15/2025	2,250	1,496
7.250% due 10/15/2035	1,365	894
7.500% due 06/15/2023	3,900	2,964
7.625% due 06/15/2015	1,250	1,131

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	361

Reliant Energy, Inc.
6.750% due 12/15/2014	4,875	4,509

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,601

Sprint Capital Corp.
8.375% due 03/15/2012	850	769

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	3,744

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,725

Verizon Communications, Inc.
5.250% due 04/15/2013	200	204
5.550% due 02/15/2016	400	394

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	496

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	514

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	248

		101,719

Total Corporate Bonds & Notes (Cost $1,178,722)		932,936

MUNICIPAL BONDS & NOTES 2.0%

Adams County, Pennsylvania General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	967

California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	850	346

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	93

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	649

Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	$500	$506

East Bay, California Municipal Utility District Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 06/01/2032	7,915	7,786

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	500	449

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	2,117

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	403

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	577
5.750% due 06/01/2047	800	457

Indiana University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	586

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	523

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	383

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	900	850

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,721
5.000% due 07/01/2044	5,000	4,649

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	702
4.500% due 07/01/2023	800	781
4.500% due 07/01/2024	1,100	1,054

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	642

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	499
5.000% due 06/01/2041	1,930	1,003

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	679

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	532

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	586

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	51

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	2,198

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	489

44	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	$450	$234

Tamalpais, California Union High School District General Obligation Bonds, (MBIA Insured), Series 2001
5.000% due 08/01/2026	2,000	2,010

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	572

University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	192
5.000% due 05/15/2041	400	382

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	700	660

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	400	395

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	2,097

Total Municipal Bonds & Notes (Cost $42,625)		39,108

U.S. GOVERNMENT AGENCIES 23.4%

Fannie Mae
1.006% due 10/18/2030	15	14
1.022% due 03/25/2017	82	81
3.022% due 03/01/2044	142	141
4.299% due 03/01/2036	339	344
4.500% due 05/01/2023 - 04/01/2039	4,938	5,073
4.500% due 02/01/2039 (h)	10,085	10,317
4.846% due 09/01/2031	27	27
4.954% due 02/01/2035	234	239
4.980% due 04/01/2036	319	326
5.000% due 02/25/2017 - 04/01/2039	67,567	69,699
5.000% due 06/01/2038 (h)	9,883	10,208
5.121% due 12/01/2036	209	212
5.500% due 02/01/2037 - 10/01/2038 (g)	204,534	212,528
5.500% due 03/01/2037 - 04/01/2039	85,502	88,826
6.000% due 09/01/2037	930	973
6.000% due 05/01/2038 - 10/01/2038 (g)	29,088	30,420
6.260% due 03/01/2011	374	393
6.500% due 06/25/2028	179	181
6.850% due 12/18/2027	198	213

Federal Farm Credit Bank
7.561% due 11/29/2049	500	290

Federal Home Loan Bank
4.060% due 08/25/2009	230	231

Freddie Mac
0.786% due 02/15/2019	5,962	5,772
1.056% due 09/15/2030	49	48
3.022% due 10/25/2044	236	230
3.023% due 02/25/2045	39	33
3.222% due 07/25/2044	426	418
4.974% due 05/01/2023	26	26
5.000% due 09/15/2024	460	464
5.500% due 03/15/2017 - 07/01/2038	3,823	3,957
6.500% due 07/25/2043	18	19
7.000% due 06/15/2013	33	33
7.500% due 06/01/2024	7	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
3.956% due 09/16/2021	$198	$198
4.045% due 07/16/2020	591	595
4.125% due 11/20/2023 - 11/20/2027	87	87
4.385% due 08/16/2030	1,316	1,335
4.625% due 07/20/2026	37	37
5.137% due 06/16/2023	100	101
5.375% due 03/20/2026 - 05/20/2026	70	71
6.569% due 09/16/2026	911	974
9.250% due 12/20/2019 - 06/20/2021	19	21

New Valley Generation
7.299% due 03/15/2019	757	833

Private Export Funding Corp.
4.550% due 05/15/2015	750	810

Small Business Administration
4.340% due 03/01/2024	232	241
4.504% due 02/01/2014	71	71
5.130% due 09/01/2023	44	47
5.886% due 09/01/2011	226	235
6.030% due 02/01/2012	1,229	1,279
6.900% due 12/01/2020	836	911
7.150% due 03/01/2017	314	340
7.300% due 05/01/2017	220	238

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,008

Total U.S. Government Agencies (Cost $439,896)		451,176

U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities (d)
2.375% due 01/15/2027	5,444	5,702

Total U.S. Treasury Obligations (Cost $5,556)		5,702

MORTGAGE-BACKED SECURITIES 6.7%

Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	8,356	6,300
5.413% due 01/25/2036	688	515

American Home Mortgage Assets
0.732% due 10/25/2046	2,077	675

American Home Mortgage Investment Trust
5.660% due 09/25/2045	485	261

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	1,442
5.658% due 06/10/2049	2,900	1,976
5.745% due 02/10/2051	4,400	3,140

Banc of America Funding Corp.
5.754% due 03/20/2036	532	309

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	565	369
5.427% due 02/25/2036	182	111

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	7,987	5,434
5.008% due 01/25/2035	124	96
5.206% due 01/25/2034	35	24
5.320% due 02/25/2033	9	8
5.435% due 01/25/2034	15	11
5.473% due 05/25/2047	1,567	805
5.602% due 02/25/2033	84	73
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	346	57
5.356% due 08/25/2036	700	235
5.364% due 05/25/2035	123	75
5.491% due 09/25/2035	2,424	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	$500	$505

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	37	37

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,200	828

Citigroup Mortgage Loan Trust, Inc.
4.688% due 08/25/2035	638	193
4.699% due 03/25/2034	184	146
6.008% due 09/25/2037	2,605	1,301

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	604	487

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,400	3,090

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	3,086	1,001
0.752% due 08/25/2046	427	84
0.755% due 07/20/2046	1,530	553
0.825% due 09/20/2046	600	50
0.852% due 11/20/2035	609	245
2.633% due 12/25/2035	770	334
5.409% due 10/25/2035	474	273
5.750% due 03/25/2037	500	224
6.000% due 10/25/2032	4	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	304	131
0.822% due 04/25/2046	589	91
4.812% due 04/20/2035	1,262	928
5.316% due 10/19/2032	8	4
5.555% due 02/25/2034	1,716	1,278

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	304
5.552% due 02/15/2039	5,000	4,258

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	853	662
4.666% due 03/15/2036	11,500	10,742
5.435% due 09/15/2034	481	468

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	800	424

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	497	480
5.500% due 12/25/2035	700	225
5.587% due 10/25/2035	471	248
6.300% due 07/25/2036	700	369

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	335	260

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	917

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	11,615

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,135	776

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	2,497	1,749
6.624% due 05/03/2018	600	640

GSR Mortgage Loan Trust
5.178% due 01/25/2036	639	350
5.346% due 11/25/2035	490	300

Homebanc Mortgage Trust
5.797% due 04/25/2037	527	355

Indymac Index Mortgage Loan Trust
0.762% due 07/25/2035	178	73
0.792% due 06/25/2037	654	141

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$14,800	$13,904
5.336% due 05/15/2047	2,100	1,406
5.429% due 12/12/2043	2,140	1,449
5.506% due 12/12/2044	4,985	4,375
5.747% due 02/12/2049	1,600	1,136
5.794% due 02/12/2051	2,700	1,794

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	3,300	2,213

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.726% due 10/15/2017	2,609	2,242

MASTR Adjustable Rate Mortgages Trust
0.762% due 05/25/2037	506	210
0.862% due 05/25/2047	500	42
4.913% due 11/25/2033	75	64
5.143% due 08/25/2034	200	158

MASTR Alternative Loans Trust
0.922% due 03/25/2036	1,165	442

Merrill Lynch Alternative Note Asset
5.607% due 06/25/2037	592	240

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	379

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	2,992	1,660

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035	4,485	3,006

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	7,371
5.692% due 04/15/2049	1,200	783
5.809% due 12/12/2049	4,200	2,937

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	233	171

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	276

Provident Funding Mortgage Loan Trust
4.240% due 08/25/2033	514	392

Residential Accredit Loans, Inc.
0.752% due 05/25/2037	838	169
5.714% due 02/25/2036	429	206

Residential Asset Securitization Trust
0.922% due 01/25/2046	2,593	1,179

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431

Salomon Brothers Mortgage Securities VII, Inc.
1.022% due 05/25/2032	75	67

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	970	532
6.000% due 03/25/2036	472	227

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	3,527	1,243
0.782% due 05/25/2046	534	111

Structured Asset Securities Corp.
5.671% due 06/25/2033	1,206	813

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,308	1,594

Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	501	345

WaMu Mortgage Pass-Through Certificates
1.062% due 12/25/2027	476	336
2.333% due 02/25/2047	1,732	533
2.383% due 06/25/2047	622	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.633% due 08/25/2046	$1,047	$342
3.033% due 06/25/2042	18	13
3.705% due 02/27/2034	22	17
4.499% due 06/25/2033	338	267
5.414% due 02/25/2037	1,707	932

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	821	224
2.403% due 04/25/2047	776	163
2.473% due 05/25/2047	770	211

Washington Mutual MSC Mortgage Pass-Through Certificates
5.667% due 02/25/2033	7	5

Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	1,137	521
4.985% due 12/25/2034	1,124	787
5.593% due 07/25/2036	694	366

Total Mortgage-Backed Securities (Cost $168,878)		128,914

ASSET-BACKED SECURITIES 1.5%

Aurum CLO 2002-1 Ltd.
1.524% due 04/15/2014	4,079	3,565

Chase Issuance Trust
1.206% due 11/15/2011	1,000	988

Countrywide Asset-Backed Certificates
0.632% due 10/25/2046	42	38

CPL Transition Funding LLC
6.250% due 01/15/2017	750	832

Denver Arena Trust
6.940% due 11/15/2019	242	206

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	824

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,375	3,344

GSAA Trust
0.822% due 03/25/2037	700	118
0.822% due 05/25/2047	700	213

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	721

JPMorgan Mortgage Acquisition Corp.
0.582% due 03/25/2047	275	210

Lehman XS Trust
0.752% due 06/25/2046	667	118

Morgan Stanley ABS Capital I
0.572% due 10/25/2036	1,100	961

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037	700	267
5.726% due 10/25/2036	500	351

Residential Asset Securities Corp.
0.592% due 11/25/2036	352	338

SLM Student Loan Trust
1.139% due 04/25/2014	877	873
1.309% due 01/25/2017	376	372
2.659% due 04/25/2023	13,859	13,621

Total Asset-Backed Securities (Cost $29,802)		27,960

SOVEREIGN ISSUES 10.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,361	3,411
8.250% due 09/19/2027	570	530

Brazil Government International Bond
6.000% due 01/17/2017	2,100	2,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.250% due 01/20/2034	$2,500	$2,788
8.750% due 02/04/2025	2,830	3,240
8.875% due 10/14/2019	8,400	9,912
8.875% due 04/15/2024	8,057	9,326
11.000% due 08/17/2040	14,300	18,232

China Development Bank Corp.
5.000% due 10/15/2015	500	519

Colombia Government International Bond
7.375% due 01/27/2017	7,800	7,933
7.375% due 09/18/2037	3,900	3,500
8.250% due 12/22/2014	5,200	5,798
10.375% due 01/28/2033	275	326
10.750% due 01/15/2013	8,800	10,446
11.750% due 02/25/2020	725	908

Croatia Government International Bond
2.500% due 07/30/2010	42	39

Export-Import Bank of Korea
1.478% due 11/16/2010	400	395

Guatemala Government Bond
9.250% due 08/01/2013	1,845	1,988
10.250% due 11/08/2011	1,000	1,082

Hong Kong Government International Bond
5.125% due 08/01/2014	750	804

Indonesia Government International Bond
6.875% due 03/09/2017	7,100	5,964

Korea Development Bank
1.531% due 11/22/2012	8,200	7,432
1.542% due 10/20/2009	1,600	1,578
5.300% due 01/17/2013	800	744
5.750% due 09/10/2013	385	360

Malaysia Government International Bond
8.750% due 06/01/2009	255	257

Mexico Government International Bond
5.950% due 03/19/2019	26,200	25,676
8.000% due 09/24/2022	45	50

Panama Government International Bond
6.700% due 01/26/2036	2,179	1,923
7.250% due 03/15/2015	2,325	2,383
8.875% due 09/30/2027	2,600	2,795
9.375% due 04/01/2029	1,705	1,880

Peru Government International Bond
6.550% due 03/14/2037	320	288
8.375% due 05/03/2016	7,421	8,278
8.750% due 11/21/2033	1,000	1,125

Philippines Government International Bond
6.375% due 01/15/2032	12,300	11,070
7.750% due 01/14/2031	1,100	1,129
8.375% due 06/17/2019	4,210	4,610

Poland Government International Bond
4.000% due 10/27/2024	55	48

Russia Government International Bond
7.500% due 03/31/2030	9,384	8,943

South Africa Government International Bond
5.875% due 05/30/2022	750	671
6.500% due 06/02/2014	7,500	7,538
7.375% due 04/25/2012	2,730	2,826

Ukraine Government International Bond
7.650% due 06/11/2013	4,422	2,100

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	805
8.000% due 11/18/2022	12,054	10,931
9.250% due 05/17/2017	100	106

Venezuela Government International Bond
2.122% due 04/20/2011	1,500	1,090
6.000% due 12/09/2020	6,200	2,709

46	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vietnam Government International Bond
4.000% due 03/12/2028		$10,000	$6,490
6.875% due 01/15/2016		3,000	2,776

Total Sovereign Issues (Cost $221,973)			207,857

FOREIGN CURRENCY-DENOMINATED ISSUES 11.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	556

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	1,500	1,982

Bank of America Corp.
4.750% due 05/23/2017		300	216

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,690

Barclays Bank PLC
6.000% due 01/23/2018		200	196

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	3,110

Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	455

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		26,700	19,171

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	1,905

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	500	129

Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,000	3,321

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	757

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,427

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,462

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	506

FCE Bank PLC
2.538% due 09/30/2009	EUR	400	497

Gaz Capital S.A.
5.440% due 11/02/2017		200	172
5.875% due 06/01/2015		14,000	14,229
7.800% due 09/27/2010		3,500	4,715

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	3,067

Green Valley Ltd.
6.329% due 01/10/2011		1,300	1,656

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	481

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	2,298	3,037
6.375% due 10/18/2022	GBP	100	130

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	215

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	$1,621

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	623

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	1,151

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	3,580

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	1,045

Mizuho Bank Ltd.
1.534% due 11/24/2049	JPY	100,000	996

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	998

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	3,705

OI European Group BV
6.875% due 03/31/2017		820	959

PagesJaunes Groupe
2.790% due 01/11/2014		4,000	3,802

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	12,160

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	2,523

QBE International Holdings PLC
4.983% due 08/03/2020	AUD	3,000	1,305

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	28,318
4.750% due 07/04/2028		7,900	11,565

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	988
19.890% due 04/06/2011		3,129	1,796

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	6,603
4.750% due 03/17/2014		4,400	3,040

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,343

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	879
1.184% due 12/31/2049		100,000	963
4.375% due 10/27/2014	EUR	3,500	4,185

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	8,922

UBS AG
7.152% due 12/29/2049	EUR	100	57

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013		2,825	3,303

UPC Broadband Holding BV
3.545% due 12/31/2014		6,456	6,481

UPC Holding BV
7.750% due 01/15/2014		2,300	2,567

Uruguay Government International Bond
5.000% due 09/14/2018 (d)	UYU	33,528	960
6.875% due 01/19/2016	EUR	13,000	15,501

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Veolia Environnement
4.875% due 05/28/2013	EUR	3,460	$4,684

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,750

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,704

Total Foreign Currency- Denominated Issues (Cost $284,569)			214,159

SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 1.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$751	751
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $767. Repurchase proceeds are $751.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		24,000	24,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $24,432. Repurchase proceeds are $24,000.)
0.190% due 04/01/2009		9,100	9,100
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $9,318. Repurchase proceeds are $9,100.)

			33,851

U.S. CASH MANAGEMENT BILLS 0.2%
0.357% due 04/29/2009 - 05/15/2009 (c)(f)		4,550	4,549

U.S. TREASURY BILLS 6.2%
0.168% due 04/02/2009 - 06/11/2009 (c)(f)		118,975	118,961

Total Short-Term Instruments (Cost $157,360)			157,361

PURCHASED OPTIONS (j) 0.6%
(Cost $10,168)			12,236

Total Investments 117.3% (Cost $2,659,280)			$2,265,525

Written Options (k) (0.0%) (Premiums $1,620)			(531)

Other Assets and Liabilities (Net) (17.3%)			(333,231)

Net Assets 100.0%			$1,931,763

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  Diversified Income Fund  (Cont.)

(e)	The Diversified Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $110,786 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $149,902 at a weighted average interest rate of 0.975%. On March 31, 2009, securities valued at $219,626 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $5,179 and cash of $11,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	20	$257
90-Day Eurodollar December Futures	Long	12/2009	1,660	8,598
90-Day Eurodollar December Futures	Long	12/2010	8,418	6,852
Euro-Bobl June Futures	Long	06/2009	20	2
Euro-Bund 10-Year Bond June Futures	Long	06/2009	166	73

				$15,782

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%		$5,000	$1,518	$0	$1,518
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	36.326%		2,500	1,547	0	1,547
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	36.326%		2,500	1,550	0	1,550
American International Group, Inc.	DUB	(5.000%	)	03/20/2013	22.909%		2,200	800	462	338
Bear Stearns Cos., Inc.	RBS	(1.500%	)	12/20/2017	1.801%		5,000	102	0	102
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.220%		5,000	218	0	218
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%		5,000	928	0	928
CSX Corp.	UBS	(0.880%	)	06/20/2017	1.584%		5,000	240	0	240
Cytec Industries, Inc.	DUB	(1.000%	)	12/20/2015	3.400%		1,000	127	0	127
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%		4,500	(122)	0	(122)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		1,000	(6)	0	(6)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	7.146%		5,000	1,476	0	1,476
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		2,000	789	0	789
JPMorgan Chase & Co.	BNP	(0.500%	)	12/20/2017	1.801%		1,000	90	0	90
JPMorgan Chase & Co.	DUB	(0.540%	)	12/20/2017	1.801%		4,000	350	0	350
Knight, Inc.	DUB	(1.530%	)	03/20/2011	1.572%		4,000	1	0	1
Kohl’s Corp.	BOA	(0.786%	)	12/20/2017	1.454%		5,000	239	0	239
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%		2,700	270	0	270
Kraft Foods, Inc.	DUB	(0.590%	)	09/20/2017	0.945%		2,000	51	0	51
Kroger Co.	JPM	(0.550%	)	06/20/2018	1.051%		5,000	193	0	193
Ltd. Brands, Inc.	GSC	(2.410%	)	09/20/2017	4.328%		2,000	219	0	219
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%		5,000	586	0	586
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%		5,000	24	0	24
Masco Corp.	CSFB	(0.915%	)	12/20/2016	4.632%		5,000	990	0	990
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%		5,000	76	0	76
MeadWestvaco Corp.	MSC	(0.585%	)	06/20/2012	1.382%		4,000	97	0	97
Morgan Stanley	BCLY	(1.040%	)	06/20/2015	3.543%		500	61	0	61
Morgan Stanley	BOA	(1.200%	)	06/20/2015	3.543%		200	23	0	23
Morgan Stanley	BOA	(1.210%	)	06/20/2015	3.543%		100	11	0	11
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	6.690%		5,000	1,345	0	1,345
Tesoro Corp.	BOA	(2.950%	)	12/20/2012	4.455%		190	9	0	9
Textron Financial Corp.	MSC	(0.090%	)	03/20/2010	15.858%		15,000	2,128	0	2,128
Time Warner, Inc.	JPM	(0.830%	)	12/20/2016	1.044%		5,000	71	0	71
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	3,500	4	0	4
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$3,200	3	0	3
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%		4,000	(205)	0	(205)
Viacom, Inc.	MSC	(0.900%	)	06/20/2016	2.525%		5,000	471	0	471
Yum! Brands, Inc.	DUB	(0.820%	)	03/20/2018	0.980%		5,000	59	0	59

								$16,333	$462	$15,871

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%	03/20/2013	22.909%	$2,800	$(1,196)	$0	$(1,196)
American International Group, Inc.	RBS	1.975%	03/20/2013	22.909%	5,400	(2,303)	0	(2,303)
Bank of America Corp.	UBS	0.160%	06/20/2011	8.487%	12,000	(1,945)	0	(1,945)
Biomet, Inc.	CSFB	8.000%	03/20/2014	7.344%	1,473	34	0	34
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	6,700	91	0	91
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	5,000	122	0	122

48	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	2.340%	12/20/2009	1.340%		$12,500	$175	$0	$175
Brazil Government International Bond	MSC	1.470%	02/20/2017	3.415%		700	(84)	0	(84)
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.286%		2,100	(67)	0	(67)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%		1,500	(602)	0	(602)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	6.044%		3,700	(512)	0	(512)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	6.178%		5,650	(733)	0	(733)
Citigroup, Inc.	MSC	0.163%	06/20/2011	10.406%		12,000	(2,337)	0	(2,337)
Codere Finance S.A.	GSC	3.920%	12/20/2012	23.282%	EUR	1,700	(893)	0	(893)
Codere Finance S.A.	JPM	4.150%	12/20/2012	23.282%		1,500	(779)	0	(779)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%		$1,000	(63)	0	(63)
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	16.550%		4,400	(714)	(1,100)	386
France Telecom S.A.	UBS	0.330%	09/20/2011	0.898%	EUR	3,900	(70)	0	(70)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.898%		3,900	(71)	0	(71)
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	4.651%		$1,800	(191)	0	(191)
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	4.651%		5,950	(634)	0	(634)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%		400	(5)	0	(5)
General Electric Capital Corp.	CITI	7.250%	03/20/2012	8.514%		500	(11)	0	(11)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	7.751%		5,000	(85)	0	(85)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	6.581%		9,425	(1,174)	0	(1,174)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	7.906%		3,540	(682)	0	(682)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	2.981%		4,000	(321)	0	(321)
HCA, Inc.	CSFB	5.000%	03/20/2014	9.992%		880	(119)	(132)	13
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	5.800%		3,000	(565)	0	(565)
Indonesia Government International Bond	RBS	1.390%	12/20/2011	5.949%		5,000	(553)	0	(553)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%		3,000	(322)	0	(322)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%		700	(127)	0	(127)
JSC Gazprom	DUB	1.490%	09/20/2017	6.170%		5,000	(1,274)	0	(1,274)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%		5,000	60	0	60
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.497%		6,100	38	0	38
Mexico Government International Bond	GSC	2.050%	09/20/2013	3.805%		210	(14)	0	(14)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%		650	(109)	0	(109)
Mexico Government International Bond	MSC	2.070%	09/20/2013	3.805%		530	(36)	0	(36)
Mexico Government International Bond	MSC	2.170%	09/20/2013	3.805%		120	(8)	0	(8)
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%		500	(98)	0	(98)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.729%		600	(58)	0	(58)
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	3.785%		11,500	(605)	0	(605)
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	4.492%		3,900	(672)	0	(672)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	4.540%		5,000	(1,077)	0	(1,077)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%		2,500	(131)	0	(131)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%		1,000	(72)	0	(72)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%		1,000	(71)	0	(71)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%		5,200	(638)	0	(638)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.650%		4,500	(329)	0	(329)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%		300	(23)	0	(23)
Philippines Government International Bond	UBS	2.260%	06/20/2013	3.600%		3,800	(187)	0	(187)
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	7.920%		3,900	(487)	0	(487)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%		1,400	(228)	0	(228)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%		3,000	(475)	0	(475)
Russia Government International Bond	GSC	3.000%	09/04/2013	5.093%		810	(61)	0	(61)
Russia Government International Bond	GSC	2.950%	09/05/2013	5.093%		350	(27)	0	(27)
Russia Government International Bond	GSC	2.750%	09/17/2013	5.087%		200	(17)	0	(17)
Russia Government International Bond	JPM	3.150%	08/19/2013	5.101%		200	(14)	0	(14)
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%		4,500	(469)	0	(469)
SLM Corp.	BOA	0.820%	06/20/2012	29.302%		4,500	(1,897)	0	(1,897)
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	3.618%	EUR	3,900	(364)	0	(364)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	3.618%		3,900	(364)	0	(364)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	51.722%		$1,500	(927)	0	(927)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%		3,000	(164)	0	(164)
Wells Fargo & Co.	UBS	0.800%	09/20/2009	4.010%		2,800	(42)	0	(42)

							$(27,670)	$(1,232)	$(26,438)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045	$9,000	$(8,275)	$(236)	$(8,039)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046	8,561	(8,230)	(583)	(7,647)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046	8,110	(7,799)	(547)	(7,252)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	8,561	(8,233)	(583)	(7,650)
CDX.EM-9 Index	DUB	2.650%	06/20/2013	29,255	(4,170)	(578)	(3,592)
CDX.EM-10 Index	DUB	3.350%	12/20/2013	150	(19)	(24)	5
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011	2,000	(712)	0	(712)

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		$8,778	$(1,083)	$0	$(1,083)
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		20,544	(5,665)	(1,361)	(4,304)
CDX.HY-10 5-Year Index	CSFB	5.000%	06/20/2013		16,320	(4,501)	(1,075)	(3,426)
CDX.HY-10 5-Year Index	JPM	5.000%	06/20/2013		6,144	(1,694)	(411)	(1,283)
CDX.HY-10 5-Year Index	RBS	5.000%	06/20/2013		16,320	(4,500)	(1,122)	(3,378)
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,640	(964)	(6)	(958)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,456	(1,169)	22	(1,191)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		968	(68)	0	(68)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	(9)	0	(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	(33)	0	(33)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	(107)	0	(107)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	(59)	0	(59)
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	(34)	0	(34)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	(49)	0	(49)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,153	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,750	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,069	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,750	1	0	1
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,612	12	0	12
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		972	1	0	1
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013		20,984	(836)	44	(880)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013		12,395	(494)	26	(520)
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013		100,500	(3,628)	(673)	(2,955)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049		11,900	(4,008)	(1,982)	(2,026)
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,600	(2,630)	(39)	(2,591)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,500	(167)	14	(181)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,900	(1,164)	91	(1,255)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,975	(1,658)	135	(1,793)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		3,000	(1,024)	54	(1,078)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		26,000	(5,902)	276	(6,178)

						$(78,868)	$(8,558)	$(70,310)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$597	$0	$597
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		56,400	1,517	0	1,517
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		8,000	186	3	183
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		2,500	51	0	51
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		2,500	49	0	49
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		3,200	67	0	67
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		1,600	28	1	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	471	187	284
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		7,100	354	260	94
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		47,200	2,353	1,787	566
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		126,500	6,307	4,009	2,298
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		38,700	1,929	898	1,031
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		220,400	10,990	5,043	5,947
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		110,000	8,844	8,333	511

50	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$12,000	$2,320	$1,219	$1,101
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	406	48	358
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(11,791)	323	(12,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		26,900	(7,333)	(515)	(6,818)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,100	41	(94)	135
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	938	(97)	1,035
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	156	(4)	160
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	29,000	3,330	(544)	3,874
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	304	(309)	613
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	65	14	51
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	992	(166)	1,158
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	2,394	(453)	2,847
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,426	338	1,088

							$27,497	$20,635	$6,862

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$238
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	1,036
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	3,766
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	7,196

					$10,168	$12,236

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	210	$158	$144
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	210	325	45
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	485	171	49

				$654	$238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	7,900	$86	$130
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		7,900	83	1
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		4,500	49	74
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		4,500	48	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		$7,000	29	19
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		11,200	103	18
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,700	16	3
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		300	1	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		300	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		38,800	231	43
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,100	20	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	6	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	47	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		7,200	8	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		7,200	57	0

								$786	$292

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$29,500	$ 180	$1

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Diversified Income Fund  (Cont.)

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	1,708	$0	EUR	0	$1,624
Sales	5,937	268,400		24,800	6,764
Closing Buys	(44)	(68,400)		0	(870)
Expirations	(6,696)	(82,700)		0	(5,898)
Exercised	0	0		0	0

Balance at 03/31/2009	905	$117,300	EUR	24,800	$1,620

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$15,600	$15,911	$16,153
Fannie Mae	6.000%	04/01/2039	3,000	3,094	3,134
Fannie Mae	6.500%	04/01/2039	1,000	1,041	1,053

				$20,046	$20,340

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	1,598	04/2009	$95	$0	$95
Sell		UBS	1,589	04/2009	0	(103)	(103)
Sell	BRL	HSBC	50,953	06/2009	0	(791)	(791)
Buy		UBS	6,436	06/2009	0	(57)	(57)
Sell	CAD	JPM	408	04/2009	4	0	4
Buy		RBS	3,222	04/2009	0	(43)	(43)
Buy	CLP	CITI	1,249,810	05/2009	154	0	154
Sell		CITI	2,512,709	05/2009	0	(309)	(309)
Sell		DUB	1,249,810	05/2009	0	(219)	(219)
Buy		JPM	2,512,709	05/2009	0	(956)	(956)
Buy	CNY	BCLY	35,054	09/2009	73	0	73
Buy		CITI	22,628	09/2009	58	0	58
Buy		DUB	102,761	09/2009	237	0	237
Buy		HSBC	45,763	09/2009	110	0	110
Buy		JPM	18,707	09/2009	33	0	33
Buy	COP	CITI	9,328,431	05/2009	0	(112)	(112)
Sell		CITI	9,328,431	05/2009	187	0	187
Buy	EUR	BCLY	1,561	04/2009	19	0	19
Sell		HSBC	118,413	04/2009	0	(7,784)	(7,784)
Buy		RBS	101	04/2009	0	0	0
Sell	GBP	DUB	7,129	04/2009	106	0	106
Buy		MSC	2,414	04/2009	3	0	3
Sell		MSC	11,931	04/2009	140	0	140
Buy		UBS	2,520	04/2009	0	(102)	(102)
Sell	HUF	BCLY	3,994,363	05/2009	944	0	944
Buy		DUB	477	05/2009	0	0	0
Buy		HSBC	1,739,192	05/2009	64	0	64
Buy		RBS	2,254,694	05/2009	67	0	67
Buy		BCLY	477	10/2009	0	0	0
Buy	ILS	HSBC	890	06/2009	0	(32)	(32)
Sell	JPY	BNP	3,085,044	05/2009	535	0	535
Sell		MSC	3,085,044	06/2009	493	0	493
Buy	MXN	BCLY	669	05/2009	0	0	0
Sell		BCLY	240,992	05/2009	295	0	295
Buy		HSBC	5,262	05/2009	0	(2)	(2)
Buy		JPM	530	05/2009	1	0	1
Buy		MLP	470	05/2009	0	(2)	(2)
Buy		JPM	2,317	11/2009	0	(1)	(1)
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Buy		BOA	385	04/2009	0	(4)	(4)
Buy		CITI	738	04/2009	0	(8)	(8)
Sell		CITI	2,399	04/2009	22	0	22
Buy		HSBC	855	04/2009	0	(5)	(5)
Buy		BCLY	1,840	08/2009	0	(16)	(16)
Sell		CITI	1,840	08/2009	16	0	16
Buy	PHP	BCLY	3,775	05/2009	1	0	1
Buy		CITI	92,842	05/2009	5	(10)	(5)
Sell		CITI	124,261	05/2009	15	0	15
Buy		JPM	27,645	05/2009	0	0	0

52	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	CITI	664,846	08/2009	$0	$(195)	$(195)
Sell		CITI	664,846	08/2009	7	0	7
Sell	PLN	BCLY	2,279	05/2009	93	0	93
Sell		DUB	3,570	05/2009	236	0	236
Buy		HSBC	6,943	05/2009	0	(995)	(995)
Sell		HSBC	586	05/2009	19	(1)	18
Buy		JPM	107	05/2009	0	(1)	(1)
Sell		JPM	615	05/2009	21	0	21
Sell		CITI	135	11/2009	1	0	1
Buy		DUB	56	11/2009	0	0	0
Buy		JPM	135	11/2009	0	(1)	(1)
Buy	RUB	BCLY	47,084	05/2009	0	(373)	(373)
Sell		BCLY	803,683	05/2009	602	0	602
Buy		JPM	404,408	05/2009	0	(3,167)	(3,167)
Sell		JPM	143,087	05/2009	362	0	362
Buy		UBS	495,277	05/2009	0	(5,957)	(5,957)
Buy	SGD	BCLY	12,468	04/2009	0	(113)	(113)
Sell		JPM	12,468	04/2009	229	0	229
Sell		BCLY	22,578	07/2009	231	0	231
Buy		CITI	12,051	07/2009	0	(294)	(294)
Buy		JPM	10,527	07/2009	0	(74)	(74)
Sell	TRY	HSBC	824	07/2009	0	(17)	(17)
Buy		JPM	824	07/2009	3	0	3
Buy	ZAR	BCLY	5,631	05/2009	78	0	78
Sell		BCLY	12,615	05/2009	2	(59)	(57)
Buy		CITI	1,484	05/2009	10	0	10
Buy		DUB	3,478	05/2009	18	0	18
Buy		JPM	2,022	05/2009	14	0	14
Buy		DUB	1,269	11/2009	0	0	0

					$5,603	$(21,808)	$(16,205)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$21,718	$2,234,530	$9,277	$2,265,525
Short Sales, at value	0	(20,340)	0	(20,340)
Other Financial Instruments ++	15,782	(93,142)	2,391	(74,969)

Total	$37,500	$2,121,048	$11,668	$2,170,216

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$14,390	$7,326	$(32)	$(94)	$(4,643)	$(7,670)	$9,277
Other Financial Instruments ++	(2,940)	0	0	0	3,196	2,135	2,391

Total	$11,450	$7,326	$(32)	$(94)	$(1,447)	$(5,535)	$11,668

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 16.0%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	2,400	$1,774

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		352,399	149,122
10.000% due 01/01/2017		244,290	94,436

Total Brazil (Cost $287,109)			245,332

CHILE 0.5%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,467,184	2,997

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		1,173,747	2,093
3.000% due 07/01/2018		1,173,747	2,105
3.000% due 10/01/2018		31,440	56

Total Chile (Cost $6,399)			7,251

COLOMBIA 3.5%

Colombia Government International Bond
9.850% due 06/28/2027	COP	30,370,000	11,860
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	31,021

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	10,414

Total Colombia (Cost $67,879)			53,296

EGYPT 0.8%

Egypt Government Bond
8.750% due 07/18/2012	EGP	10,800	1,683

Petroleum Export Ltd.
4.623% due 06/15/2010		$1,584	1,435
4.633% due 06/15/2010		250	226
5.265% due 06/15/2011		3,970	3,395

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,651	6,257

Total Egypt (Cost $15,151)			12,996

FRANCE 0.0%

Credit Agricole S.A.
1.306% due 05/28/2010		$400	391

Total France (Cost $397)			391

HUNGARY 6.9%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	34,424
5.500% due 02/12/2016		7,000,600	20,617
6.500% due 06/24/2019		4,058,300	11,726
6.750% due 04/22/2011		4,595,000	17,819
6.750% due 02/12/2013		4,044,000	14,336
6.750% due 02/24/2017		1,183,000	3,716
6.750% due 11/24/2017		1,290,000	3,900

Total Hungary (Cost $185,653)			106,538

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 4.5%

Indonesia Government International Bond
9.500% due 06/15/2015	IDR	30,240,000	$2,342
9.500% due 07/15/2023		159,229,000	10,833
10.000% due 09/15/2024		20,000,000	1,400
10.000% due 02/15/2028		166,479,000	11,345
10.250% due 07/15/2022		31,708,000	2,316
10.500% due 07/15/2038		22,000,000	1,527
11.500% due 09/15/2019		89,602,000	7,308
12.800% due 06/15/2021		3,173,240	27,750
12.900% due 06/15/2022		52,550,000	4,604

Total Indonesia (Cost $67,940)			69,425

MALAYSIA 0.2%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,529

Total Malaysia (Cost $2,942)			2,529

MEXICO 1.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	4,471
9.000% due 01/15/2016		35,000	2,357

Mexican Bonos
7.500% due 06/03/2027		29,000	1,921
7.750% due 12/14/2017		11,055	779

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,800	2,871

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,000	1,982

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,013
8.750% due 01/31/2016	MXN	35,000	2,253

Total Mexico (Cost $24,145)			17,647

NETHERLANDS 1.1%

Rabobank Nederland NV
0.556% due 02/01/2010		$10,000	9,961
1.646% due 05/19/2010		6,700	6,621

Total Netherlands (Cost $16,629)			16,582

NEW ZEALAND 0.2%

ANZ National International Ltd.
1.270% due 04/14/2010		$2,660	2,648

Total New Zealand (Cost $2,650)			2,648

PERU 2.3%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,839
7.840% due 08/12/2020		4,750	1,660
9.910% due 05/05/2015		70,634	26,931

Total Peru (Cost $36,805)			35,430

POLAND 6.6%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	89
4.750% due 04/25/2012		169,090	47,013
5.250% due 10/25/2017		17,300	4,670

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 09/23/2022	PLN	105,635	$28,766
6.250% due 10/24/2015		72,220	21,031

Total Poland (Cost $149,375)			101,569

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$5,389	5,369

Total Qatar (Cost $5,419)			5,369

RUSSIA 3.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$41,515	42,657

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		642	591

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	981

VTB Capital S.A.
2.870% due 11/02/2009		8,600	8,302

Total Russia (Cost $52,946)			52,531

SOUTH AFRICA 2.4%

South Africa Government International Bond
8.000% due 12/21/2018	ZAR	25,000	2,538
8.250% due 09/15/2017		334,100	34,753

Total South Africa (Cost $37,908)			37,291

SOUTH KOREA 1.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$22,000	21,968

Korea Development Bank
1.542% due 10/20/2009		1,000	986

Total South Korea (Cost $22,967)			22,954

SWITZERLAND 0.4%

UBS AG
1.115% due 07/23/2009		$5,700	5,670

Total Switzerland (Cost $5,696)			5,670

THAILAND 5.1%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	869

Thailand Government Bond
5.125% due 03/13/2018		1,642,830	52,657
5.400% due 07/27/2016		407,000	13,307
5.500% due 08/13/2019		86,600	2,805
5.625% due 01/12/2019		76,200	2,515
6.150% due 07/07/2026		176,000	5,935

Total Thailand (Cost $76,532)			78,088

TURKEY 7.0%

Turkey Government International Bond
14.000% due 01/19/2011	TRY	108,713	64,956
14.000% due 09/26/2012		45,900	26,597
15.000% due 02/10/2010		1,055	645

54	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
16.000% due 03/07/2012	TRY	20,100	$12,348

Turkey Government International Bond TUCPI Linked Bond
10.000% due 02/15/2012		802	450
12.000% due 08/14/2013		4,742	2,786

Total Turkey (Cost $128,738)			107,782

UNITED KINGDOM 0.6%

AstraZeneca PLC
1.612% due 09/11/2009		$4,400	4,400

Bank of Scotland PLC
1.182% due 07/17/2009		600	597
1.344% due 12/08/2010		1,100	1,015
1.360% due 09/14/2009		400	393

Barclays Bank PLC
7.700% due 04/29/2049		5,850	2,574

Vodafone Group PLC
1.536% due 02/27/2012		200	184

Total United Kingdom (Cost $12,518)			9,163

UNITED STATES 30.2%

ASSET-BACKED SECURITIES 0.8%

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		$1,100	1,010

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036		1,071	929
1.422% due 07/25/2037		1,898	1,549

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		95	87
0.622% due 05/25/2047		448	388
0.622% due 09/25/2047		2,039	1,741

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037		119	92

First Franklin Mortgage Loan Asset- Backed Certificates
0.572% due 11/25/2036		168	150

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037		954	818

JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037		1,076	890

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		53	43

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037		1,341	1,165

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		55	52

Morgan Stanley ABS Capital I
0.582% due 05/25/2037		3,261	2,622

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		433	183

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		94	85

			11,804

CORPORATE BONDS & NOTES 18.3%

Allied Waste North America, Inc.
6.500% due 11/15/2010		100	100

Allstate Life Global Funding II
1.901% due 05/21/2010		5,000	4,766

American Express Bank FSB
3.150% due 12/09/2011		1,150	1,189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Credit Corp.
1.920% due 05/27/2010	$12,100	$11,426

American Honda Finance Corp.
1.291% due 02/09/2010	1,500	1,491

American International Group, Inc.
1.224% due 01/29/2010	5,045	3,185
5.375% due 10/18/2011	4,525	2,355
8.175% due 05/15/2058	700	60

Anadarko Petroleum Corp.
1.720% due 09/15/2009	4,000	3,986

Bank of America Corp.
2.100% due 04/30/2012	800	802
5.650% due 05/01/2018	6,700	5,603
8.000% due 12/29/2049	10,000	4,010
8.125% due 12/29/2049	6,900	2,838

Bank of America N.A.
1.600% due 06/15/2016	12,000	7,623

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.366% due 05/18/2010	1,900	1,872
1.404% due 01/31/2011	200	190
1.554% due 09/09/2009	200	199
5.300% due 10/30/2015	300	279
6.400% due 10/02/2017	4,000	3,902
6.950% due 08/10/2012	1,000	1,019
7.250% due 02/01/2018	400	414

Caterpillar Financial Services Corp.
1.306% due 05/18/2009	1,100	1,096
1.341% due 08/20/2010	600	576
1.691% due 02/08/2010	300	294

CIT Group, Inc.
1.394% due 06/08/2009	2,000	1,935

Citigroup Funding, Inc.
2.291% due 05/07/2010	12,300	11,044

Citigroup, Inc.
2.125% due 04/30/2012	800	803
5.500% due 04/11/2013	5,800	5,102
8.400% due 04/29/2049	7,350	4,163

Comcast Corp.
1.460% due 07/14/2009	3,500	3,482

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	4,000	4,000

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	700	692
5.625% due 07/15/2009	300	298
6.250% due 04/15/2009	2,100	2,100

Credit Suisse USA, Inc.
1.331% due 11/20/2009	800	790
1.364% due 06/05/2009	600	598
1.438% due 08/15/2010	200	192

Dominion Resources, Inc.
2.366% due 06/17/2010	900	875

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	10,550	9,038
7.375% due 10/28/2009	1,500	1,345

General Electric Capital Corp.
1.274% due 04/28/2011	6,500	5,707
3.000% due 12/09/2011	1,500	1,546

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	9,600	9,622

GMAC LLC
5.625% due 05/15/2009	3,650	3,455

Hewlett-Packard Co.
1.380% due 06/15/2010	1,300	1,294
1.664% due 09/03/2009	3,295	3,295

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Finance Corp.
1.411% due 03/12/2010		$1,000	$886
1.491% due 05/10/2010		1,500	1,276
1.518% due 11/16/2009		900	863

John Deere Capital Corp.
1.162% due 07/16/2010		2,600	2,551
1.372% due 10/16/2009		1,800	1,793
1.842% due 01/18/2011		4,000	3,834
2.042% due 06/10/2011		5,100	4,848

JPMorgan Chase & Co.
1.256% due 01/17/2011		8,000	7,628
1.625% due 10/02/2009		1,000	996

KeyBank N.A.
3.511% due 06/02/2010		3,500	3,375

Kraft Foods, Inc.
1.728% due 08/11/2010		3,000	2,920

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,425

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		12,100	9,484

Metropolitan Life Global Funding I
1.278% due 05/17/2010		4,200	3,966

Morgan Stanley
1.184% due 01/15/2010		2,000	1,925
1.341% due 05/07/2010		6,000	5,609
1.392% due 01/18/2011		2,200	1,986
1.950% due 06/20/2012		800	800

Pemex Project Funding Master Trust
2.620% due 06/15/2010		47,119	45,285

Pricoa Global Funding I
1.219% due 07/27/2009		750	727

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	4,010

Regions Bank
3.250% due 12/09/2011		600	625

Reynolds American, Inc.
2.020% due 06/15/2011		9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011		5,590	5,583

SLM Corp.
1.299% due 07/27/2009		1,000	964
1.319% due 07/26/2010		2,300	1,633
1.389% due 10/25/2011		300	173
1.520% due 03/15/2011		250	161
1.850% due 12/15/2010	EUR	200	165
5.375% due 05/15/2014		$600	311

Sovereign Bank
2.750% due 01/17/2012		1,700	1,735

State Street Bank and Trust Co.
1.499% due 09/15/2011		17,000	17,043

SunTrust Bank
3.000% due 11/16/2011		1,400	1,442

Time Warner, Inc.
1.461% due 11/13/2009		500	491

U.S. Bancorp
1.636% due 05/06/2010		100	98

UnitedHealth Group, Inc.
1.407% due 06/21/2010		800	773

Wachovia Bank N.A.
0.340% due 08/10/2009		2,000	1,980

Wachovia Corp.
1.224% due 10/15/2011		1,000	887
1.440% due 03/15/2011		200	187

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Walt Disney Co.
1.392% due 09/10/2009	$400	$400

Wells Fargo & Co.
7.980% due 02/28/2049	2,400	1,129

		281,366

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.712% due 05/25/2046	1,195	422
0.712% due 09/25/2046	484	187
2.333% due 02/25/2047	504	153
2.553% due 11/25/2046	3,992	1,185

Banc of America Funding Corp.
5.754% due 03/20/2036	532	309

BCAP LLC Trust
0.692% due 01/25/2037	1,467	562

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	85	65
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	700	235
5.491% due 09/25/2035	97	48

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	504	261

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	125	99
5.664% due 07/25/2046	378	185

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	604	487

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	603	526

Countrywide Alternative Loan Trust
0.732% due 07/25/2046	190	68
0.852% due 11/20/2035	465	187
2.633% due 12/25/2035	634	275

Countrywide Home Loan Mortgage Pass-Through Trust
6.080% due 09/25/2047	258	132

Downey Savings & Loan Association Mortgage Loan Trust
3.853% due 07/19/2044	1,128	767

GSR Mortgage Loan Trust
5.346% due 11/25/2035	490	300

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	211	85
0.756% due 09/19/2046	295	112
1.056% due 02/19/2034	1,817	781
5.908% due 08/19/2036	217	103

Homebanc Mortgage Trust
5.797% due 04/25/2037	527	355

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	438	156

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	418	148
0.732% due 05/25/2046	138	49
0.762% due 07/25/2035	124	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	$2,402	$1,935

Luminent Mortgage Trust
0.692% due 12/25/2036	568	199
0.702% due 12/25/2036	262	84
0.722% due 10/25/2046	233	96

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	372	134
0.822% due 05/25/2047	800	84

MASTR Alternative Loans Trust
0.922% due 03/25/2036	203	77

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,832	1,612

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	486	349

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	158	116

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	378	136
5.714% due 02/25/2036	429	206

Residential Asset Securitization Trust
0.922% due 01/25/2046	490	223

Sequoia Mortgage Trust
5.546% due 01/20/2047	200	117

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	472	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2046	435	156

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,091	349
2.373% due 01/25/2047	523	163
2.393% due 04/25/2047	787	312
2.453% due 12/25/2046	489	156
3.705% due 01/25/2047	317	124
4.847% due 12/19/2039	1,709	1,502
5.307% due 01/25/2037	393	190
5.485% due 04/25/2037	270	137
5.580% due 12/25/2036	239	127
5.588% due 12/25/2036	814	407
5.653% due 05/25/2037	655	350
5.930% due 09/25/2036	391	222

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	285	106

Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	700	321
4.435% due 12/25/2034	1,126	976

		19,752

	SHARES
PIMCO FUNDS (d) 9.7%

Short-Term Floating NAV Portfolio	14,839,094	148,465

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
5.180% due 07/01/2035		$488	$504
5.500% due 05/01/2036 - 12/01/2036		673	700

			1,204

Total United States (Cost $516,999)			462,591

URUGUAY 0.2%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	113,451	3,248

Total Uruguay (Cost $5,313)			3,248

SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
1.351% due 08/10/2009		$5,030	5,019

Deutsche Bank NY
1.738% due 02/16/2010		200	198

Unicredito Italiano NY
1.156% due 05/15/2009		21,600	21,598

			26,815

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		1,418	1,418

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,447. Repurchase proceeds are $1,418.)

U.S. TREASURY BILLS 3.2%
0.133% due 04/02/2009 - 05/14/2009 (b)(e)		49,230	49,227

Total Short-Term Instruments (Cost $77,467)			77,460

Total Investments 99.9% (Cost $1,805,577)			$1,533,781

Written Options (h) (0.0%) (Premiums $1,096)			(344)

Other Assets and Liabilities (Net) 0.1%			945

NetAssets 100.0%			$1,534,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Emerging Local Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $39,357 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

56	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Cash of $2,307 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	14	$53
90-Day Eurodollar December Futures	Long	12/2010	58	45

				$98

(g)	Swap agreements outstanding on March 31, 2009:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,626)	$(455)	$(1,171)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(2,231)	78	(2,309)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(21,010)	(2,347)	(18,663)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	(965)	152	(1,117)
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(2,176)	915	(3,091)

						$(28,008)	$(1,657)	$(26,351)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$100	$(4)	$(1)	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	32,900	$220	$(47)	$267
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,023	(566)	2,589
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		297,300	9,917	1,876	8,041
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	1,573	0	1,573
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		42,900	1,960	0	1,960
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	130,000	272	0	272
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		27,580	(25)	0	(25)
Pay	3-Month MYR-KLIBOR	2.880%	12/24/2013	BCLY		50,000	(123)	0	(123)
Pay	3-Month MYR-KLIBOR	2.880%	12/26/2013	DUB		21,000	(52)	0	(52)
Pay	3-Month MYR-KLIBOR	2.860%	01/02/2014	CITI		10,300	(30)	0	(30)
Pay	3-Month MYR-KLIBOR	2.825%	01/06/2014	DUB		130,300	(399)	0	(399)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	1,416	(221)	1,637
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	2,181	(1,942)	4,123
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	578	0	578
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM	EUR	33,949	4,249	(366)	4,615
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	(480)	(62)	(418)
Pay	6-Month THB-THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	209,880	(26)	0	(26)
Pay	6-Month THB-THBFIX Reuters	2.580%	01/27/2014	BCLY		548,760	(217)	0	(217)
Pay	6-Month THB-THBFIX Reuters	2.560%	01/30/2014	BCLY		250,440	(106)	0	(106)
Pay	6-Month THB-THBFIX Reuters	2.600%	01/30/2014	BCLY		248,670	(92)	0	(92)
Pay	6-Month THB-THBFIX Reuters	2.610%	01/30/2014	HSBC		248,490	(88)	0	(88)
Pay	6-Month THB-THBFIX Reuters	2.830%	02/03/2014	BCLY		498,240	(50)	0	(50)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(6)	0	(6)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	132	773	(641)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	6,721	0	6,721

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	245,400	$1,079	$349	$730
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	193	76	117
Pay	28-Day MXN TIIE	9.850%	06/19/2018	BCLY		45,300	450	(62)	512
Pay	28-Day MXN TIIE	9.850%	06/19/2018	CITI		158,000	1,563	723	840
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	2,568	617	1,951
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	4,145	1,296	2,849
Pay	28-Day MXN TIIE	8.050%	12/26/2018	BCLY		390,100	461	62	399
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	161	0	161
Pay	28-Day MXN TIIE	8.050%	12/26/2018	JPM		373,400	441	155	286
Pay	28-Day MXN TIIE	8.070%	12/26/2018	HSBC		65,600	84	0	84
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		155,300	651	0	651

							$42,316	$2,667	$39,649

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	363	$224	$249
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	363	671	78

				$895	$327

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$67	$12
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	100	0	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	100	1	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,200	21	4
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	7,600	8	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	7,600	60	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,800	6	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,800	38	0

							$201	$17

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,834	42,850	2,484
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 03/31/2009	726	$34,500	$1,096

(i)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(77)	$(77)
Sell		BCLY	15,134	04/2009	0	(16)	(16)
Sell	BRL	BCLY	35,140	06/2009	0	(924)	(924)
Buy		HSBC	54,981	06/2009	36	(314)	(278)
Sell		HSBC	51,627	06/2009	118	(202)	(84)
Sell		JPM	28,200	06/2009	0	(226)	(226)
Sell		MLP	195,168	06/2009	0	(1,954)	(1,954)
Buy		UBS	53,835	06/2009	858	0	858
Buy	CLP	BCLY	1,335,750	05/2009	338	0	338
Sell		BCLY	4,787,099	05/2009	27	(571)	(544)
Buy		CITI	13,558,717	05/2009	2,131	(27)	2,104
Sell		CITI	9,047,890	05/2009	184	(329)	(145)
Buy		DUB	7,306,920	05/2009	1,279	0	1,279
Sell		DUB	3,542,026	05/2009	0	(647)	(647)
Buy		JPM	5,154,572	05/2009	971	0	971
Sell		JPM	18,166,399	05/2009	258	(520)	(262)

58	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	MLP	5,565,447	05/2009	$1,062	$0	$1,062
Buy		MSC	2,622,008	05/2009	621	(65)	556
Buy		BCLY	1,591,291	11/2009	0	(36)	(36)
Buy		CITI	7,016,075	11/2009	0	(222)	(222)
Sell		CITI	1,083,957	11/2009	33	0	33
Buy		DUB	2,286,341	11/2009	0	(9)	(9)
Buy		JPM	15,000,000	11/2009	0	(336)	(336)
Buy		CITI	1,581,269	11/2010	0	(195)	(195)
Sell	CNY	BCLY	68,770	05/2009	0	(64)	(64)
Buy		CITI	59,118	05/2009	0	(248)	(248)
Sell		CITI	13,846	05/2009	0	(26)	(26)
Buy		DUB	5,026	05/2009	18	0	18
Sell		HSBC	21,894	05/2009	0	(24)	(24)
Buy		JPM	54,845	05/2009	0	(389)	(389)
Sell		JPM	41,211	05/2009	0	(31)	(31)
Buy		CITI	7,337	07/2009	7	0	7
Sell		CITI	47,190	07/2009	0	(151)	(151)
Sell		DUB	47,059	07/2009	0	(152)	(152)
Buy		JPM	45,132	07/2009	0	(390)	(390)
Buy		BCLY	107,576	09/2009	394	0	394
Buy		DUB	177,832	09/2009	338	(44)	294
Buy		JPM	35,651	09/2009	123	0	123
Buy	COP	BCLY	54,892,426	05/2009	0	(2,384)	(2,384)
Buy		CITI	49,891,312	05/2009	0	(1,098)	(1,098)
Sell		CITI	53,816,925	05/2009	1,079	0	1,079
Sell		JPM	7,836,000	05/2009	0	(61)	(61)
Buy		MLP	23,745,055	05/2009	0	(590)	(590)
Buy	CZK	CITI	19,735	05/2009	0	(263)	(263)
Sell		CITI	19,735	05/2009	57	0	57
Buy		DUB	1,239	07/2009	0	0	0
Sell		HSBC	21,914	07/2009	50	0	50
Buy		JPM	3,574	07/2009	6	0	6
Buy	EUR	HSBC	16,260	04/2009	1,069	0	1,069
Sell		HSBC	7,924	04/2009	192	0	192
Buy		JPM	2,047	04/2009	0	(51)	(51)
Sell		JPM	3,804	04/2009	96	0	96
Buy		RBS	106	04/2009	0	(3)	(3)
Buy		UBS	796	04/2009	40	0	40
Sell	GBP	DUB	310	04/2009	5	0	5
Sell		MSC	519	04/2009	6	0	6
Buy	HUF	BCLY	1,010,753	05/2009	0	(253)	(253)
Buy		DUB	2,964,175	05/2009	52	(410)	(358)
Sell		DUB	1,036,900	05/2009	1,029	0	1,029
Buy		HSBC	2,197,367	05/2009	44	(1,837)	(1,793)
Sell		HSBC	9,174,336	05/2009	3,247	(17)	3,230
Buy		JPM	5,237,954	05/2009	50	(304)	(254)
Sell		JPM	1,199,013	05/2009	260	0	260
Sell		BCLY	1,010,753	10/2009	268	0	268
Buy		HSBC	347,303	10/2009	6	0	6
Sell	IDR	BCLY	174,869,164	06/2009	0	(528)	(528)
Sell		BOA	68,525,000	06/2009	0	(790)	(790)
Sell		CITI	193,235,260	06/2009	0	(448)	(448)
Buy		JPM	265,449,040	06/2009	1,280	0	1,280
Sell		RBS	50,600,000	06/2009	0	(275)	(275)
Buy	ILS	BCLY	36,656	06/2009	0	(1,009)	(1,009)
Sell		HSBC	37,142	06/2009	1,327	0	1,327
Buy	INR	BCLY	879	04/2009	0	0	0
Sell		BOA	646	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Sell		CITI	650	04/2009	0	0	0
Sell		DUB	583	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Buy		BOA	660	07/2009	0	0	0
Buy		CITI	662	07/2009	0	0	0
Buy		DUB	583	07/2009	0	0	0
Buy	KWD	BCLY	1,186	04/2009	0	(471)	(471)
Sell		BCLY	1,186	04/2009	50	0	50
Buy	MXN	BCLY	2,287,490	05/2009	332	(6,307)	(5,975)
Sell		BCLY	862,772	05/2009	326	(344)	(18)
Sell		CITI	2,332	05/2009	0	0	0
Buy		HSBC	727,392	05/2009	171	(4,166)	(3,995)
Sell		HSBC	227,550	05/2009	0	(926)	(926)
Buy		JPM	435,543	05/2009	1	(2,254)	(2,253)

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	JPM	61,878	05/2009	$10	$(128)	$(118)
Sell		MLP	483,175	05/2009	0	(494)	(494)
Buy		JPM	3,979	11/2009	0	(1)	(1)
Buy		MLP	483,175	11/2009	513	0	513
Buy	MYR	BCLY	36,800	04/2009	0	(429)	(429)
Sell		BCLY	39,027	04/2009	0	(17)	(17)
Buy		BOA	31,461	04/2009	0	(353)	(353)
Buy		CITI	61,987	04/2009	0	(633)	(633)
Sell		CITI	29,598	04/2009	0	(116)	(116)
Buy		HSBC	71,017	04/2009	0	(447)	(447)
Sell		JPM	48,598	04/2009	41	(232)	(191)
Sell		RBS	18,655	04/2009	0	(115)	(115)
Buy		BCLY	229,191	08/2009	73	(1,480)	(1,407)
Buy	PEN	CITI	21,724	07/2009	44	0	44
Sell		CITI	66,221	07/2009	0	(713)	(713)
Sell		DUB	3,478	07/2009	0	(17)	(17)
Sell	PHP	CITI	72,450	05/2009	6	0	6
Sell		BCLY	268,596	08/2009	0	(101)	(101)
Buy		BOA	148,500	08/2009	42	0	42
Buy		CITI	77,481	08/2009	0	(23)	(23)
Sell		CITI	278,436	08/2009	0	(173)	(173)
Sell		DUB	271,890	08/2009	0	(169)	(169)
Buy	PLN	BCLY	26,189	05/2009	0	(1,393)	(1,393)
Sell		BCLY	156,027	05/2009	1,419	0	1,419
Sell		CITI	24,432	05/2009	80	(307)	(227)
Buy		DUB	166,980	05/2009	0	(9,551)	(9,551)
Sell		DUB	72,613	05/2009	261	(372)	(111)
Buy		HSBC	179,387	05/2009	2,156	(2,043)	113
Sell		HSBC	102,709	05/2009	532	(938)	(406)
Buy		JPM	17,723	05/2009	0	(197)	(197)
Sell		JPM	11,901	05/2009	2,220	0	2,220
Sell		MLP	77,073	05/2009	0	(780)	(780)
Buy		RBS	29,123	05/2009	0	(66)	(66)
Buy		UBS	26,189	05/2009	0	(4,185)	(4,185)
Buy		BCLY	156,027	11/2009	0	(1,479)	(1,479)
Buy		DUB	33	11/2009	0	0	0
Buy		HSBC	30,303	11/2009	0	(303)	(303)
Buy		JPM	15,152	11/2009	0	(151)	(151)
Buy		MLP	77,073	11/2009	776	0	776
Buy	RON	BCLY	104,723	04/2009	1,119	0	1,119
Buy		DUB	4,858	04/2009	88	0	88
Buy		JPM	23,396	04/2009	470	0	470
Sell		JPM	132,977	04/2009	149	(932)	(783)
Sell		BCLY	97,928	05/2009	0	(1,124)	(1,124)
Buy	RUB	BCLY	234,181	05/2009	0	(166)	(166)
Sell		BCLY	99,687	05/2009	385	0	385
Buy		BNP	477,073	05/2009	0	(5,690)	(5,690)
Buy		DUB	265,413	05/2009	0	(3,201)	(3,201)
Sell		DUB	550,295	05/2009	1,885	0	1,885
Sell		HSBC	98,925	05/2009	397	0	397
Buy		JPM	55,679	05/2009	0	(436)	(436)
Sell		JPM	283,439	05/2009	427	(14)	413
Sell		HSBC	250,543	07/2009	133	0	133
Buy		JPM	250,543	07/2009	890	0	890
Buy	SAR	BCLY	15,472	04/2009	0	(64)	(64)
Sell		BCLY	15,472	04/2009	0	(5)	(5)
Buy	SGD	CITI	8,845	04/2009	0	(246)	(246)
Sell		CITI	2,194	04/2009	24	0	24
Buy		DUB	13,264	04/2009	0	(462)	(462)
Sell		DUB	23,222	04/2009	501	0	501
Buy		HSBC	2,691	04/2009	0	(71)	(71)
Sell		HSBC	33,369	04/2009	313	0	313
Buy		JPM	7,376	04/2009	0	(352)	(352)
Buy		RBS	11,554	04/2009	0	(313)	(313)
Buy		UBS	12,995	04/2009	0	(595)	(595)
Buy		DUB	196	06/2009	0	(1)	(1)
Sell		DUB	1,503	07/2009	13	0	13
Buy		HSBC	3,081	07/2009	0	(106)	(106)
Buy	THB	BCLY	1,607,681	06/2009	1,050	0	1,050
Buy		CITI	72,641	06/2009	26	0	26
Sell		CITI	178,550	06/2009	4	0	4
Buy		CSFB	183,230	06/2009	133	0	133

60	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	TRY	BCLY	14,424	07/2009	$0	$(503)	$(503)
Buy		DUB	495	07/2009	4	0	4
Buy		HSBC	7,545	07/2009	92	0	92
Sell		HSBC	34,419	07/2009	0	(869)	(869)
Buy		JPM	71,638	07/2009	654	0	654
Sell		JPM	7,919	07/2009	0	(164)	(164)
Sell	TWD	CITI	596,893	05/2009	477	0	477
Buy		HSBC	102,540	05/2009	28	0	28
Buy	ZAR	BCLY	1,038,990	05/2009	9,427	(61)	9,366
Sell		BCLY	411,056	05/2009	52	(2,506)	(2,454)
Buy		DUB	16,173	05/2009	83	0	83
Buy		HSBC	227,934	05/2009	1,763	0	1,763
Sell		HSBC	1,345	05/2009	1	0	1
Buy		JPM	294,177	05/2009	3,742	0	3,742
Sell		JPM	382,467	05/2009	0	(2,607)	(2,607)
Sell		MLP	750,000	05/2009	0	(1,290)	(1,290)
Buy		UBS	688,903	05/2009	7,759	(6)	7,753
Sell		UBS	68,807	05/2009	0	(581)	(581)
Buy		BCLY	60,906	11/2009	0	(56)	(56)
Buy		DUB	5,984	11/2009	2	0	2
Buy		HSBC	1,345	11/2009	0	(1)	(1)
Buy		JPM	92,266	11/2009	100	0	100
Sell		JPM	6	11/2009	0	0	0
Buy		MLP	750,000	11/2009	1,204	0	1,204

					$61,407	$(82,806)	$(21,399)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$148,465	$1,382,068	$3,248	$1,533,781
Other Financial Instruments ++	98	17,903	(26,351)	(8,350)

Total	$148,563	$1,399,971	$(23,103)	$1,525,431

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$6,013	$(48)	$0	$(2,717)	$0	$3,248
Other Financial Instruments ++	(6,538)	0	0	0	(25,512)	5,699	(26,351)

Total	$(6,538)	$6,013	$(48)	$0	$(28,229)	$5,699	$(23,103)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BERMUDA 0.0%

BW Group Ltd.
6.625% due 06/28/2017		$1,230	$672

Total Bermuda (Cost $1,224)			672

BRAZIL 9.5%

Brazil Government International Bond
5.875% due 01/15/2019		$4,000	3,910
7.125% due 01/20/2037		3,260	3,284
8.000% due 01/15/2018		2,587	2,835
8.250% due 01/20/2034		36,780	41,010
8.750% due 02/04/2025		17,175	19,665
8.875% due 10/14/2019		11,076	13,070
8.875% due 04/15/2024		19,685	22,764
10.125% due 05/15/2027		39,100	50,244
10.250% due 01/10/2028	BRL	8,400	3,331
10.500% due 07/14/2014		$874	1,081
12.500% due 01/05/2016	BRL	2,000	910
12.750% due 01/15/2020		$3,750	5,475

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,974	17,002

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,010

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,254

Vale Overseas Ltd.
6.250% due 01/11/2016		2,300	2,335
6.875% due 11/21/2036		14,540	12,647
8.250% due 01/17/2034		750	747

Total Brazil (Cost $199,613)			214,574

CHILE 1.7%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,030

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,819

CODELCO, Inc.
5.625% due 09/21/2035		7,900	6,900
6.150% due 10/24/2036		8,200	7,772
7.500% due 01/15/2019		10,700	12,186

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,354

Enersis S.A.
7.375% due 01/15/2014		1,098	1,143
7.400% due 12/01/2016		1,250	1,299

Total Chile (Cost $39,034)			39,503

COLOMBIA 4.7%

Colombia Government International Bond
7.375% due 01/27/2017		$36,475	37,095
7.375% due 09/18/2037		18,140	16,281
8.250% due 12/22/2014		24,165	26,944
9.850% due 06/28/2027	COP	600,000	234
10.375% due 01/28/2033		$1,850	2,192
10.750% due 01/15/2013		7,535	8,944
11.750% due 02/25/2020		3,047	3,815
12.000% due 10/22/2015	COP	25,375,000	11,233

Total Colombia (Cost $114,324)			106,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT 0.6%

Petroleum Export Ltd.
4.623% due 06/15/2010	$861	$780
5.265% due 06/15/2011	4,940	4,209

Petroleum Export Ltd. II
6.340% due 06/20/2011	9,448	7,726

Total Egypt (Cost $14,997)		12,715

EL SALVADOR 0.2%

AES El Salvador Trust
6.750% due 02/01/2016	$10,260	5,459

Total El Salvador (Cost $10,144)		5,459

GUATEMALA 0.1%

Guatemala Government Bond
9.250% due 08/01/2013	$2,030	2,187
10.250% due 11/08/2011	771	835

Total Guatemala (Cost $3,106)		3,022

INDIA 0.3%

ICICI Bank Ltd.
5.750% due 01/12/2012	$7,000	6,114

NTPC Ltd.
5.875% due 03/02/2016	1,900	1,626

Total India (Cost $8,843)		7,740

INDONESIA 2.4%

Indonesia Government International Bond
6.875% due 03/09/2017	$27,100	22,767
6.875% due 01/17/2018	3,100	2,488
7.750% due 01/17/2038	175	135

Majapahit Holding BV
7.250% due 10/17/2011	7,405	6,813
7.250% due 06/28/2017	10,600	7,409
7.750% due 10/17/2016	1,050	777
7.875% due 06/29/2037	23,600	13,524

Total Indonesia (Cost $72,528)		53,913

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017	$9,325	5,455
6.875% due 11/04/2011	625	441

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	17,827	13,872

Total Kazakhstan (Cost $27,461)		19,768

MALAYSIA 1.0%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$16,850	16,996
7.750% due 08/15/2015	1,690	1,899

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,281

Total Malaysia (Cost $25,514)		22,176

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 8.6%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	$13,962
5.625% due 11/15/2017		8,400	7,661
5.750% due 01/15/2015		12,700	12,253
8.460% due 12/18/2036	MXN	10,900	555

C5 Capital SPV Ltd.
6.196% due 12/31/2049		$4,835	1,246

C8 Capital SPV Ltd.
6.640% due 12/29/2049		15,200	4,636

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	981

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	795

Mexico Government International Bond
5.950% due 03/19/2019		6,400	6,272
6.750% due 09/27/2034		26,638	25,221
7.500% due 04/08/2033		24,715	25,827
8.000% due 09/24/2022		16,880	18,737
8.300% due 08/15/2031		1,920	2,138

Pemex Finance Ltd.
9.030% due 02/15/2011		14,464	14,828
9.690% due 08/15/2009		463	466

Pemex Project Funding Master Trust
6.625% due 06/15/2035		22,600	16,294
6.625% due 06/15/2038		2,200	1,551
9.125% due 10/13/2010		110	118

Petroleos Mexicanos
8.000% due 05/03/2019		39,500	38,710

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	932
8.750% due 01/31/2016	MXN	10,000	644

Total Mexico (Cost $215,249)			193,827

NETHERLANDS 0.1%

Rabobank Nederland NV
1.646% due 05/19/2010		$100	99

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		1,000	1,015

Total Netherlands (Cost $1,101)			1,114

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	8,883

Total New Zealand (Cost $9,192)			8,883

PANAMA 4.0%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,116

Panama Government International Bond
6.700% due 01/26/2036		11,713	10,337
7.125% due 01/29/2026		22,425	21,304
7.250% due 03/15/2015		120	123
9.375% due 04/01/2029		45,094	49,716

Total Panama (Cost $97,783)			89,596

62	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 0.4%

Peru Government International Bond
6.550% due 03/14/2037		$2,147	$1,932
7.350% due 07/21/2025		1,000	1,010
8.750% due 11/21/2033		4,795	5,395

Total Peru (Cost $8,117)			8,337

PHILIPPINES 2.5%

Philippines Government International Bond
6.375% due 01/15/2032		$3,030	2,727
7.750% due 01/14/2031		10,000	10,262
8.250% due 01/15/2014		600	680
8.375% due 02/15/2011		3,800	4,152
8.375% due 06/17/2019		22,230	24,342
8.875% due 03/17/2015		6,000	6,930
9.875% due 01/15/2019		3,120	3,728
10.625% due 03/16/2025		2,400	3,066

Total Philippines (Cost $54,373)			55,887

QATAR 0.5%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$670	659

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	7,309

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	945
5.838% due 09/30/2027		895	681
6.332% due 09/30/2027		3,250	2,546

Total Qatar (Cost $13,764)			12,140

RUSSIA 18.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$98,910	95,329

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		18,600	19,111

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,650	7,775
6.212% due 11/22/2016		$27,200	20,066
6.510% due 03/07/2022		36,300	23,950
7.288% due 08/16/2037		25,575	16,624
8.625% due 04/28/2034		34,330	31,069

Gazprom International S.A.
7.201% due 02/01/2020		22,644	20,154

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		17,335	15,956

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,265
7.175% due 05/16/2013		6,500	5,350

Russia Government International Bond
7.500% due 03/31/2030		22,031	20,962
12.750% due 06/24/2028		13,275	17,927

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,256
6.625% due 03/20/2017		31,250	20,776
6.875% due 07/18/2011		4,000	3,620
7.500% due 07/18/2016		12,050	8,622

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		250	204
6.103% due 06/27/2012		8,700	7,661
8.700% due 08/07/2018		27,400	23,874

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		$1,000	$728

VTB Capital S.A.
2.870% due 11/02/2009		23,500	22,438
6.609% due 10/31/2012		11,400	9,177
6.875% due 05/29/2018		100	76
7.500% due 10/12/2011		3,000	2,775

VTB Europe Finance BV
2.212% due 10/06/2009		5,000	4,975

Total Russia (Cost $500,561)			413,720

SOUTH AFRICA 1.8%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,550
5.875% due 05/30/2022		$5,690	5,093
6.500% due 06/02/2014		14,580	14,653
7.375% due 04/25/2012		5,580	5,775

Total South Africa (Cost $40,757)			41,071

SOUTH KOREA 0.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$3,300	3,295
4.500% due 08/12/2009		1,300	1,296

Korea Development Bank
1.542% due 10/20/2009		4,192	4,134
5.300% due 01/17/2013		2,800	2,603

Total South Korea (Cost $11,514)			11,328

SWITZERLAND 0.3%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	2,032

UBS AG
5.750% due 04/25/2018		5,400	4,527

Total Switzerland (Cost $7,447)			6,559

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,200	7,313

Total Trinidad And Tobago (Cost $10,149)			7,313

TUNISIA 1.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	6,650
4.750% due 04/07/2011		450	589
7.375% due 04/25/2012		$16,022	16,262
8.250% due 09/19/2027		1,680	1,563

Total Tunisia (Cost $27,324)			25,064

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,279
9.000% due 06/30/2011		1,600	1,724

Total Turkey (Cost $3,015)			3,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.1%

Ukraine Government International Bond
6.875% due 03/04/2011		$250	$138
7.650% due 06/11/2013		3,520	1,619

Total Ukraine (Cost $3,773)			1,757

UNITED KINGDOM 1.8%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	416
7.700% due 04/29/2049		11,300	4,972

C5 Capital SPV Ltd.
6.196% due 12/01/2049		2,100	736

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	1,999

GTL Trade Finance, Inc.
7.250% due 10/20/2017		31,310	26,926

HBOS PLC
6.750% due 05/21/2018		7,500	5,796

Total United Kingdom (Cost $57,438)			40,845

UNITED STATES 38.4%

ASSET-BACKED SECURITIES 0.1%

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		$800	305
5.726% due 10/25/2036		500	351
6.000% due 07/25/2047		455	296

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		275	181

			1,133

CORPORATE BONDS & NOTES 9.7%

American International Group, Inc.
1.252% due 10/18/2011		10,000	5,237
4.950% due 03/20/2012		500	245
5.000% due 06/26/2017	EUR	700	293
5.750% due 03/15/2067	GBP	1,300	158
8.175% due 05/15/2058		$15,400	1,313
8.250% due 08/15/2018		1,700	729
8.625% due 05/22/2038	GBP	200	28

Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,261
8.000% due 12/29/2049		27,400	10,987
8.125% due 12/29/2049		13,700	5,635

Bank of America N.A.
1.600% due 06/15/2016		500	318

Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	619
5.700% due 11/15/2014		155	148

Citigroup Capital XXI
8.300% due 12/21/2057		13,660	6,592

Citigroup, Inc.
5.500% due 04/11/2013		11,900	10,468
6.125% due 11/21/2017		13,000	11,296
8.400% due 04/29/2049		16,550	9,374

General Electric Capital Corp.
5.875% due 01/14/2038		21,300	15,275
6.875% due 01/10/2039		10,800	8,842

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		500	341
5.950% due 01/18/2018		8,000	7,279
6.150% due 04/01/2018		4,350	3,983
6.750% due 10/01/2037		21,325	14,472

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
2.042% due 06/10/2011	$9,700	$9,221

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	600	562

Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	200	214

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	23,850	18,694

Morgan Stanley
1.392% due 01/18/2011	5,000	4,515
5.950% due 12/28/2017	26,300	23,946
6.000% due 04/28/2015	19,100	18,072

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	100	98

Pemex Project Funding Master Trust
1.864% due 12/03/2012	1,200	1,017
2.620% due 06/15/2010	2,300	2,208

SLM Corp.
5.375% due 05/15/2014	900	467

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,000	4,815

Wachovia Bank N.A.
2.138% due 05/14/2010	12,130	11,725

Wachovia Corp.
5.500% due 05/01/2013	4,400	4,062
5.750% due 02/01/2018	1,000	888

Wells Fargo Bank N.A.
4.750% due 02/09/2015	500	428

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	2,050

		219,875

MORTGAGE-BACKED SECURITIES 2.8%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	730	459

American Home Mortgage Assets
0.712% due 05/25/2046	1,769	625
0.712% due 09/25/2046	589	228
2.333% due 02/25/2047	854	259
2.553% due 11/25/2046	1,068	317

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	1,442
5.658% due 06/10/2049	3,900	2,657
5.745% due 02/10/2051	4,500	3,211

Banc of America Funding Corp.
5.357% due 11/20/2035	642	388
5.888% due 04/25/2037	700	437

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	114	88
5.735% due 02/25/2036	435	227

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	806	417

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,500	1,036

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,234	1,630
4.699% due 03/25/2034	181	143
5.664% due 07/25/2046	556	272

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	2,669

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	1,375	526
0.692% due 01/25/2037	600	214
0.702% due 05/25/2047	4,075	1,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.725% due 02/20/2047	$1,421	$505
0.732% due 07/25/2046	265	95
0.740% due 12/20/2046	2,179	707
0.772% due 09/25/2046	700	63
0.852% due 11/20/2035	704	284
1.032% due 11/20/2035	500	63
2.633% due 12/25/2035	921	399
2.633% due 02/25/2036	855	347
5.750% due 03/25/2037	500	225
6.250% due 11/25/2036	568	322

Countrywide Home Loan Mortgage Pass- Through Trust
0.752% due 05/25/2035	304	131
0.872% due 02/25/2036	499	90
5.390% due 02/25/2047	490	208
5.543% due 04/20/2036	468	277
5.594% due 03/25/2037	476	205
6.080% due 09/25/2047	341	174

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	262

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	1,377	1,069

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	253
6.172% due 06/25/2036	800	424

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	823	734
0.602% due 02/25/2037	949	865
0.602% due 03/25/2037	844	808
5.000% due 10/25/2018	518	500
5.500% due 12/25/2035	700	225
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	500	154
5.886% due 10/25/2036	500	170
6.300% due 07/25/2036	700	369

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	334	133
0.756% due 09/19/2046	422	160
0.796% due 03/19/2036	6,781	2,481
5.908% due 08/19/2036	299	141

Homebanc Mortgage Trust
5.871% due 04/25/2037	600	260

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	979	669

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	619	221

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	600	295

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	600	213
0.732% due 05/25/2046	200	71
0.762% due 07/25/2035	175	72
0.822% due 06/25/2037	468	152
5.446% due 10/25/2035	537	300
5.885% due 06/25/2036	600	227

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	1,942
5.429% due 12/12/2043	2,060	1,394
5.747% due 02/12/2049	2,100	1,491
5.794% due 02/12/2051	3,600	2,392

JPMorgan Mortgage Trust
4.869% due 04/25/2035	522	405
5.373% due 08/25/2035	600	330
5.399% due 11/25/2035	776	590

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	2,750

Luminent Mortgage Trust
0.692% due 12/25/2036	940	330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.702% due 12/25/2036	$455	$147
0.722% due 10/25/2046	337	139

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	529	191

MASTR Alternative Loans Trust
0.922% due 03/25/2036	304	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	4,459	2,474

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	636	456

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	3,356

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	229	167

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	276

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	521	187
0.792% due 05/25/2046	1,000	121
0.822% due 08/25/2035	411	179
0.922% due 10/25/2045	435	176

Residential Asset Securitization Trust
0.922% due 01/25/2046	701	319

Sequoia Mortgage Trust
5.546% due 01/20/2047	281	164

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	533
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	600	262
6.000% due 10/25/2037	498	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	3,820	1,346
0.742% due 05/25/2046	587	211

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	1,754	1,573
5.970% due 09/25/2036	600	274

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,646	526
2.373% due 01/25/2047	902	280
2.393% due 04/25/2047	1,163	461
2.453% due 12/25/2046	693	221
3.705% due 01/25/2047	320	125
3.742% due 03/25/2034	549	393
5.307% due 01/25/2037	585	283
5.485% due 04/25/2037	406	206
5.580% due 12/25/2036	379	201
5.588% due 12/25/2036	1,157	579
5.653% due 05/25/2037	905	484
5.930% due 09/25/2036	608	345

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	392	146

		63,170

	SHARES
PIMCO FUNDS (c) 5.1%

Short-Term Floating NAV Portfolio	11,527,679	115,334

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 20.7%

Fannie Mae
5.500% due 03/01/2036 - 09/01/2038	$121,264	126,004

64	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2037 - 11/01/2038 (e)		$148,003	$153,788
6.000% due 08/01/2037 - 12/01/2038		25,121	26,271
6.000% due 09/01/2037 - 01/01/2038 (f)		80,425	84,106
6.000% due 10/01/2038 (e)		72,061	75,360

Freddie Mac
5.500% due 07/01/2038 - 08/01/2038 (f)		2,709	2,814

			468,343

Total United States (Cost $976,219)			867,855

URUGUAY 1.0%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	85,559	2,450
7.625% due 03/21/2036		$200	161
8.000% due 11/18/2022		16,498	14,960
9.250% due 05/17/2017		5,000	5,325

Total Uruguay (Cost $27,187)			22,896

VENEZUELA 2.8%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,660	9,937
5.375% due 04/12/2027		12,100	4,265

Venezuela Government International Bond
2.122% due 04/20/2011		26,640	19,361
6.000% due 12/09/2020		15,190	6,638
7.650% due 04/21/2025		5,140	2,326
9.375% due 01/13/2034		8,130	4,207
10.750% due 09/19/2013		21,600	15,714

	SHARES	VALUE (000S)

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	3,500	$105

Total Venezuela (Cost $103,253)		62,553

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,245

Total Vietnam (Cost $4,289)		3,245

SHORT-TERM INSTRUMENTS 7.0%

REPURCHASE AGREEMENTS 1.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$4,777	4,777
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $4,873. Repurchase proceeds are $4,777.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	20,000	20,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $20,360. Repurchase proceeds are $20,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.190% due 04/01/2009	$10,700	$10,700
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $10,961. Repurchase proceeds are $10,700.)

		35,477

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)	11,945	11,943

U.S. TREASURY BILLS 4.9%
0.178% due 04/02/2009 - 06/11/2009 (a)(d)	109,835	109,825

Total Short-Term Instruments (Cost $157,245)		157,245

Total Investments 111.5% (Cost $2,846,538)		$2,520,518

Written Options (h) (0.0%) (Premiums $3,304)		(913)

Other Assets and Liabilities (Net) (11.5%)		(259,862)

Net Assets 100.0%		$2,259,743

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Emerging Markets Bond Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $103,748 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $257,467 at a weighted average interest rate of 0.862%. On March 31, 2009, securities valued at $229,148 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $5,769 and cash of $8,685 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	91	$710
90-Day Eurodollar December Futures	Long	12/2009	1,818	7,848
90-Day Eurodollar December Futures	Long	12/2010	8,249	6,422

				$14,980

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BNP	(0.970%	)	03/20/2018	2.454%	$4,000	$400	$0	$400
Goldman Sachs Group, Inc.	BOA	(0.970%	)	03/20/2018	2.454%	3,000	300	0	300
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%	2,800	280	0	280
Morgan Stanley	BCLY	(1.040%	)	06/20/2015	3.543%	1,900	231	0	231
Morgan Stanley	BOA	(1.200%	)	06/20/2015	3.543%	1,700	194	0	194
Morgan Stanley	BOA	(1.210%	)	06/20/2015	3.543%	1,000	113	0	113
Ukraine Government International Bond	CITI	(15.000%	)	10/20/2018	38.206%	3,000	1,113	0	1,113

							$2,631	$0	$2,631

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	22.909%	$16,000	$(6,795)	$0	$(6,795)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	1.238%	5,000	126	0	126
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	6,500	(171)	0	(171)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	8,000	(209)	0	(209)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	5,900	139	0	139
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	5,500	118	0	118
Brazil Government International Bond	JPM	0.410%	04/20/2009	0.709%	13,480	23	0	23
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	16,500	(1,206)	0	(1,206)
Brazil Government International Bond	UBS	1.030%	07/20/2017	3.436%	3,875	(596)	0	(596)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%	6,600	(2,650)	0	(2,650)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	3.673%	4,500	(388)	0	(388)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	3.673%	2,000	(172)	0	(172)
Colombia Government International Bond	JPM	1.060%	01/20/2012	3.551%	5,000	(316)	0	(316)
Colombia Government International Bond	MSC	1.640%	08/20/2011	3.420%	6,200	(239)	0	(239)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%	3,000	(189)	0	(189)
Ford Motor Credit Co. LLC	DUB	6.500%	06/20/2009	20.143%	2,900	(82)	0	(82)
Ford Motor Credit Co. LLC	GSC	6.600%	06/20/2009	20.143%	3,550	(99)	0	(99)
Ford Motor Credit Co. LLC	GSC	6.700%	06/20/2009	20.143%	7,850	(217)	0	(217)
Indonesia Government International Bond	BCLY	1.000%	06/20/2009	3.862%	13,480	(83)	0	(83)
Indonesia Government International Bond	CITI	0.950%	06/20/2009	3.862%	1,500	(9)	0	(9)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	5.949%	6,200	(656)	0	(656)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	5.800%	1,300	(247)	0	(247)
Indonesia Government International Bond	DUB	1.540%	12/20/2011	5.949%	2,650	(283)	0	(283)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%	7,000	(750)	0	(750)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	5.800%	9,900	(1,805)	0	(1,805)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%	3,100	(561)	0	(561)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	5.800%	2,000	(352)	0	(352)
Indonesia Government International Bond	RBS	2.345%	12/20/2016	5.800%	16,575	(3,100)	0	(3,100)
Indonesia Government International Bond	RBS	2.430%	12/20/2016	5.800%	2,000	(365)	0	(365)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	5.887%	8,000	(996)	0	(996)
JSC Gazprom	MSC	0.980%	05/20/2009	8.794%	1,500	(11)	0	(11)
Malaysia Government International Bond	JPM	0.380%	06/20/2009	1.400%	13,480	(30)	0	(30)
Mexico Government International Bond	BCLY	2.970%	11/20/2009	2.405%	5,000	81	0	81
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,400	17	0	17
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	HSBC	2.900%	12/20/2009	2.497%	1,000	11	0	11
Mexico Government International Bond	JPM	3.000%	12/20/2009	2.497%	4,000	50	0	50
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	10,000	128	0	128
Mexico Government International Bond	RBS	2.850%	12/20/2009	2.497%	3,000	33	0	33
Mexico Government International Bond	UBS	4.780%	03/20/2014	3.847%	15,000	649	0	649
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%	2,700	(526)	0	(526)
Panama Government International Bond	DUB	0.500%	04/20/2009	2.727%	13,480	14	0	14
Peru Government International Bond	BCLY	1.920%	03/20/2013	3.346%	5,000	(252)	0	(252)
Peru Government International Bond	MSC	1.220%	10/20/2011	3.078%	6,350	(251)	0	(251)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.729%	3,000	(289)	0	(289)
Petroleos Mexicanos	JPM	1.130%	04/20/2016	4.492%	26,250	(4,632)	0	(4,632)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%	5,500	(288)	0	(288)
Philippines Government International Bond	BCLY	2.250%	09/20/2012	3.600%	6,500	(272)	0	(272)
Philippines Government International Bond	BCLY	2.320%	03/20/2013	3.600%	35,000	(1,560)	0	(1,560)
Philippines Government International Bond	BCLY	2.300%	06/20/2013	3.600%	7,000	(334)	0	(334)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%	1,250	(91)	0	(91)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%	1,250	(89)	0	(89)
Philippines Government International Bond	CITI	1.950%	03/20/2013	3.600%	30,000	(1,735)	0	(1,735)
Philippines Government International Bond	CITI	2.000%	03/20/2013	3.600%	18,550	(1,040)	0	(1,040)
Philippines Government International Bond	CITI	2.140%	03/20/2013	3.600%	8,000	(408)	0	(408)
Philippines Government International Bond	CITI	2.340%	03/20/2013	3.600%	9,600	(421)	0	(421)
Philippines Government International Bond	CITI	2.380%	03/20/2013	3.600%	17,000	(721)	0	(721)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%	24,100	(2,959)	0	(2,959)
Philippines Government International Bond	CITI	2.730%	03/20/2018	3.650%	21,300	(1,290)	0	(1,290)
Philippines Government International Bond	CITI	2.770%	06/20/2018	3.650%	20,800	(1,227)	0	(1,227)
Philippines Government International Bond	CITI	2.830%	06/20/2018	3.650%	7,000	(384)	0	(384)
Philippines Government International Bond	DUB	2.340%	03/20/2013	3.600%	13,700	(601)	0	(601)
Philippines Government International Bond	MSC	1.770%	09/20/2012	3.600%	1,900	(109)	0	(109)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%	6,200	(477)	0	(477)
Philippines Government International Bond	MSC	2.860%	03/20/2018	3.650%	5,000	(259)	0	(259)
Philippines Government International Bond	UBS	1.790%	09/20/2012	3.600%	7,960	(450)	0	(450)
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	3.438%	3,800	14	0	14
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	5,400	6	0	6
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	10,000	39	0	39
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	3.438%	1,100	1	0	1
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.438%	2,000	6	0	6
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.438%	3,000	13	0	13
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%	6,900	(1,123)	0	(1,123)

66	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	7.870%	$5,000	$(694)	$0	$(694)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%	13,000	(2,058)	0	(2,058)
Russia Government International Bond	ABN	2.990%	08/24/2014	4.925%	8,125	(664)	0	(664)
Russia Government International Bond	BCLY	7.000%	11/20/2009	5.245%	5,000	204	0	204
Russia Government International Bond	CSFB	11.000%	06/20/2009	4.950%	14,900	692	0	692
Russia Government International Bond	HSBC	11.000%	06/20/2009	4.950%	14,000	646	0	646
Russia Government International Bond	JPM	0.645%	04/20/2009	4.944%	13,480	7	0	7
Russia Government International Bond	JPM	10.000%	06/20/2009	4.950%	3,500	143	0	143
Russia Government International Bond	JPM	2.380%	09/20/2013	5.085%	14,300	(1,446)	0	(1,446)
Russia Government International Bond	JPM	7.620%	03/20/2014	5.005%	20,000	2,256	0	2,256
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%	1,350	(141)	0	(141)
Ukraine Government International Bond	CITI	2.320%	08/20/2017	38.930%	5,000	(3,369)	0	(3,369)
Ukraine Government International Bond	HSBC	0.690%	04/20/2009	71.885%	4,000	(142)	0	(142)
Ukraine Government International Bond	MSC	1.560%	04/20/2009	71.885%	13,480	(419)	0	(419)
Ukraine Government International Bond	MSC	1.410%	11/20/2010	59.662%	10,000	(5,285)	0	(5,285)
Ukraine Government International Bond	MSC	1.790%	11/20/2012	48.897%	20,000	(12,541)	0	(12,541)
Ukraine Government International Bond	MSC	2.030%	11/20/2012	48.897%	5,000	(3,115)	0	(3,115)
Ukraine Government International Bond	MSC	2.580%	11/20/2017	38.740%	10,000	(6,641)	0	(6,641)
Ukraine Government International Bond	UBS	1.480%	03/20/2012	52.108%	2,900	(1,807)	0	(1,807)
Ukraine Government International Bond	UBS	1.950%	06/20/2017	39.058%	2,000	(1,352)	0	(1,352)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%	12,000	(657)	0	(657)

						$(79,276)	$0	$(79,276)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$1,100	$(139)	$(179)	$40
CDX.EM-10 Index	DUB	3.350%	12/20/2013	26,500	(3,349)	(4,544)	1,195
CDX.EM-10 Index	MLP	3.350%	12/20/2013	24,000	(3,033)	(3,576)	543
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	20,807	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	50	0	50
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	11,900	(4,007)	(1,973)	(2,034)

					$(10,467)	$(10,272)	$(195)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	72,700	$486	$228	$258
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		38,100	255	137	118
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		43,400	290	164	126
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	383	(186)	569
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	423	(71)	494
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	979	(185)	1,164
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI	MXN	344,400	1,443	(182)	1,625
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	217	(58)	275
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	466	0	466

							$4,942	$(153)	$5,095

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	927	$670	$637
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	64	12	15
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	991	1,634	212

				$2,316	$864

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$39,300	$79	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	39,300	204	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,100	22	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,100	20	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,300	122	22
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	22,100	91	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	22,100	114	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,400	42	7
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	14,000	15	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	14,000	111	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	9,100	10	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	9,100	72	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	24,600	86	9

							$988	$49

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,122	$0	$1,067
Sales	5,111	219,500	5,145
Closing Buys	(1,749)	0	(1,384)
Expirations	(2,502)	0	(1,524)
Exercised	0	0	0

Balance at 03/31/2009	1,982	$219,500	$3,304

(i)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	12/01/2024	$500	$515	$519

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(93)	$(93)
Sell		BCLY	18,149	04/2009	0	(19)	(19)
Sell	BRL	HSBC	54,735	06/2009	0	(850)	(850)
Buy		UBS	9,654	06/2009	0	(86)	(86)
Sell	CLP	BCLY	1,239,857	05/2009	21	0	21
Buy		CITI	1,300,184	05/2009	0	(33)	(33)
Sell		DUB	1,300,184	05/2009	0	(228)	(228)
Buy		JPM	1,239,857	05/2009	0	(471)	(471)
Buy		BCLY	1,239,857	11/2009	0	(28)	(28)
Sell		CITI	1,300,184	11/2009	39	0	39
Buy	CNY	BCLY	57,280	09/2009	119	0	119
Buy		CITI	36,926	09/2009	94	0	94
Buy		DUB	167,549	09/2009	387	0	387
Buy		HSBC	74,676	09/2009	180	0	180
Buy		JPM	83,591	09/2009	238	0	238
Sell	COP	CITI	32,025,818	05/2009	642	0	642
Sell	EUR	HSBC	24,582	04/2009	0	(1,616)	(1,616)
Buy		RBS	361	04/2009	0	(7)	(7)
Buy		UBS	274	04/2009	14	0	14
Sell	GBP	DUB	1,816	04/2009	27	0	27
Sell		MSC	3,038	04/2009	36	0	36

68	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	BCLY	68	06/2009	$0	$0	$0
Buy		BOA	67	06/2009	0	0	0
Buy		HSBC	68	06/2009	0	0	0
Buy		JPM	183	06/2009	0	0	0
Buy	HUF	BCLY	5,248,047	05/2009	0	(1,315)	(1,315)
Sell		BCLY	871,698	05/2009	206	0	206
Sell		HSBC	4,376,349	05/2009	918	0	918
Sell		BCLY	5,248,047	10/2009	1,394	0	1,394
Sell	IDR	BCLY	5,357,230	06/2009	0	(19)	(19)
Buy	KWD	BCLY	1,355	04/2009	0	(538)	(538)
Sell		BCLY	1,355	04/2009	57	0	57
Buy	MXN	BCLY	3,771	05/2009	3	0	3
Sell		CITI	13,799	05/2009	299	0	299
Buy		HSBC	425,916	05/2009	2,286	(2)	2,284
Sell		HSBC	32,472	05/2009	0	(133)	(133)
Buy		JPM	3,720	05/2009	3	0	3
Sell		JPM	304,405	05/2009	1,986	0	1,986
Buy		JPM	3,490	11/2009	0	(1)	(1)
Buy	MYR	BCLY	35	04/2009	0	0	0
Sell		BCLY	119	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	105	04/2009	0	(1)	(1)
Buy		HSBC	142	04/2009	0	(1)	(1)
Buy		BCLY	535	08/2009	0	(3)	(3)
Sell	PHP	CITI	465	08/2009	0	0	0
Buy	PLN	DUB	9,837	05/2009	0	(98)	(98)
Sell		DUB	10,596	05/2009	759	0	759
Buy		HSBC	663	05/2009	0	(85)	(85)
Buy		JPM	96	05/2009	0	(1)	(1)
Buy		DUB	50	11/2009	0	0	0
Sell		DUB	9,837	11/2009	99	0	99
Buy	RUB	BCLY	1,193	05/2009	0	(1)	(1)
Sell		BCLY	79,385	05/2009	199	0	199
Buy		JPM	13,947	05/2009	0	(109)	(109)
Sell		JPM	43,476	05/2009	79	0	79
Buy		UBS	107,721	05/2009	0	(1,296)	(1,296)
Buy	SAR	BCLY	18,635	04/2009	0	(77)	(77)
Sell		BCLY	18,635	04/2009	0	(6)	(6)
Buy	SGD	CITI	1,314	04/2009	0	(37)	(37)
Sell		CITI	2,068	04/2009	23	0	23
Buy		DUB	841	04/2009	0	(17)	(17)
Buy		HSBC	322	04/2009	0	(8)	(8)
Sell		HSBC	18,639	04/2009	197	0	197
Buy		RBS	566	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		CITI	11,669	07/2009	0	(285)	(285)
Buy		HSBC	492	07/2009	0	(17)	(17)
Buy		JPM	10,191	07/2009	0	(71)	(71)
Sell	TRY	JPM	23,043	07/2009	0	(78)	(78)
Buy	ZAR	BCLY	284	05/2009	4	0	4
Sell		BCLY	284	05/2009	0	0	0
Buy		BCLY	284	11/2009	0	0	0

					$10,309	$(7,651)	$2,658

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$115,335	$2,402,734	$2,449	$2,520,518
Short Sales, at value	0	(519)	0	(519)
Other Financial Instruments ++	14,980	(70,126)	126	(55,020)

Total	$130,315	$2,332,089	$2,575	$2,464,979

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments Emerging Markets Bond Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$310	$(29)	$0	$(2,056)	$4,224	$2,449
Other Financial Instruments ++	(498)	0	0	0	(3,190)	3,814	126

Total	$(498)	$310	$(29)	$0	$(5,246)	$8,038	$2,575

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.2%

Short-Term Floating NAV Portfolio	3,020,424	$30,219

Total PIMCO Funds (Cost $30,214)		30,219

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 3.6%

Bausch & Lomb, Inc.
3.768% due 04/26/2015	$40	34
4.470% due 04/26/2015	1,584	1,360
4.709% due 04/26/2015	200	172
7.000% due 10/26/2015	160	137

Biomet, Inc.
4.222% due 03/25/2015	1,473	1,332

Cablevision
2.306% due 03/30/2013	1,930	1,755
2.692% due 03/30/2013	5	5

Community Health Systems, Inc.
2.768% due 07/25/2014	122	106
3.506% due 07/25/2014	810	702

Cooper-Standard Automotive, Inc.
4.000% due 12/31/2011	1,959	470

Daimler Finance North America LLC
4.560% due 08/03/2012	1,929	1,041

FCI Connectors
1.310% due 03/09/2013	1,717	1,056

Freescale Semiconductor, Inc.
8.000% due 12/15/2014	586	306

Georgia-Pacific Corp.
2.956% due 12/20/2012	69	61
3.292% due 12/20/2012	1,747	1,545
3.459% due 12/20/2012	57	50

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024	1,691	785

HCA, Inc.
3.470% due 11/18/2013	2,144	1,829

Headwaters, Inc.
5.970% due 04/30/2011	552	400

Hertz Corp.
1.227% due 12/21/2012	1	0
2.290% due 12/21/2012	1	1

Idearc, Inc.
3.220% due 11/17/2014	916	354

Ineos Group Holdings PLC
8.202% due 10/07/2013	1,107	421
8.702% due 10/07/2014	1,107	412

Las Vegas Sands Corp.
2.250% due 05/23/2014	963	516

Metro-Goldwyn-Mayer, Inc.
3.729% due 04/08/2012	644	291
4.709% due 04/08/2012	729	329

NRG Energy, Inc.
1.359% due 02/01/2013	1,194	1,078
1.979% due 02/01/2013	135	122
2.959% due 02/01/2013	459	415

OAO Rosneft Oil Co.
1.129% due 09/17/2009	968	876

PanAmSat Corp.
3.925% due 07/03/2012	574	524

Renal Advantage, Inc.
3.056% due 10/06/2012	269	222
3.820% due 10/06/2012	1,555	1,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 10/06/2012	$5	$4

RH Donnelley Corp.
6.750% due 06/30/2011	1,825	806

Roundy’s Supermarket, Inc.
3.250% due 10/27/2011	699	619
3.290% due 10/27/2011	872	772

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	10	7
4.018% due 10/10/2014	16	10
4.033% due 10/10/2014	2,038	1,349

VNU/Nielson Finance LLC
2.533% due 08/09/2013	938	734

Wimar Landco LLC
4.500% due 07/03/2024	5,000	1,469

Total Bank Loan Obligations (Cost $41,522)		25,760

CORPORATE BONDS & NOTES 56.0%

BANKING & FINANCE 27.6%

American Express Bank FSB
0.605% due 10/20/2009	900	870
0.637% due 07/13/2010	700	648

Bank of America Corp.
1.607% due 06/22/2012	8,000	8,066
4.375% due 12/01/2010	7,000	6,612
4.500% due 08/01/2010	7,000	6,661
5.375% due 08/15/2011	2,000	1,865
5.750% due 12/01/2017	1,300	1,094
8.000% due 12/29/2049	8,800	3,529
8.125% due 12/29/2049	800	329

Barclays Bank PLC
5.450% due 09/12/2012	1,600	1,622
7.434% due 09/29/2049	6,200	2,579

Bear Stearns Cos. LLC
1.554% due 09/09/2009	1,680	1,675
7.250% due 02/01/2018	1,300	1,346

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	175

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	842

Calabash Re Ltd.
12.220% due 01/08/2010	3,000	2,938

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	5,000	4,152

Citigroup, Inc.
1.445% due 03/16/2012	20,000	14,897
2.125% due 04/30/2012	5,000	5,021
5.100% due 09/29/2011	6,000	5,460

Credit Suisse New York
5.000% due 05/15/2013	6,000	5,805

Ford Motor Credit Co. LLC
4.010% due 01/13/2012	15,010	9,475
7.000% due 10/01/2013	2,200	1,473
7.250% due 10/25/2011	100	71
7.375% due 10/28/2009	6,425	5,763
7.800% due 06/01/2012	200	136
7.875% due 06/15/2010	200	165
8.000% due 12/15/2016	800	527
9.750% due 09/15/2010	3,900	3,209

Foundation Re II Ltd.
7.988% due 11/26/2010	3,700	3,548

General Electric Capital Corp.
1.580% due 09/15/2014	300	217

Goldman Sachs Group, Inc.
1.461% due 03/02/2010	2,500	2,422

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.821% due 10/07/2011	$2,000	$1,800
1.854% due 01/12/2015	1,000	739

HBOS PLC
6.750% due 05/21/2018	2,500	1,932

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	6,575	3,320

Intergas Finance BV
6.375% due 05/14/2017	4,000	2,340
6.875% due 11/04/2011	189	133

International Lease Finance Corp.
1.494% due 01/15/2010	4,500	3,553
1.765% due 07/01/2011	5,000	2,703

JPMorgan Chase & Co.
1.256% due 01/17/2011	7,000	6,675
6.000% due 01/15/2018	3,200	3,240

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	1,100	137
2.951% due 05/25/2010 (a)	900	112

MBNA Corp.
5.000% due 05/04/2010	8,000	7,652

Merna Reinsurance Ltd.
1.870% due 07/07/2010	5,800	5,333

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	400	377
5.450% due 02/05/2013	2,350	1,929

Morgan Stanley
1.291% due 05/07/2009	7,500	7,489
1.374% due 01/15/2010	3,500	3,348
1.648% due 01/09/2012	1,300	1,044
1.698% due 01/09/2014	1,000	742

Mystic Re Ltd.
11.261% due 06/07/2011	1,500	1,424

National Australia Bank Ltd.
1.321% due 08/19/2009	500	496

Osiris Capital PLC
6.094% due 01/15/2010	2,000	1,962

Pemex Finance Ltd.
9.690% due 08/15/2009	98	98

Petroleum Export Ltd.
4.623% due 06/15/2010	1,944	1,762
5.265% due 06/15/2011	3,687	3,136

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,062	1,699

RBS Capital Trust III
5.512% due 09/29/2049	3,700	1,481

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010	3,500	3,342

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	1,960

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,500	1,928

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	4,399

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	4,843

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,091

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	3,312

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	3,200	1,136

VTB Capital S.A.
6.609% due 10/31/2012	3,500	2,818

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
4.375% due 01/31/2013	$600	$560

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	3,624

		198,861

INDUSTRIALS 23.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	52,670	50,763

Altria Group, Inc.
9.250% due 08/06/2019	18,300	19,612
9.700% due 11/10/2018	10,000	10,909

AutoZone, Inc.
7.125% due 08/01/2018	2,000	1,969

Berry Plastics Corp.
5.195% due 09/15/2014	2,500	925

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	795

Computer Sciences Corp.
6.500% due 03/15/2018	3,000	2,851

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	100

CVS Caremark Corp.
1.561% due 06/01/2010	3,800	3,663

Delta Air Lines, Inc.
7.379% due 05/18/2010	6,433	6,047

Dex Media West LLC
9.875% due 08/15/2013	2,600	527

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	713	684

First Data Corp.
9.875% due 09/24/2015	1,350	797

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	4,939	4,618

Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	3,000	2,880

Hanesbrands, Inc.
5.698% due 12/15/2014	7,000	4,690

Home Depot, Inc.
1.445% due 12/16/2009	2,500	2,453

International Paper Co.
7.400% due 06/15/2014	3,000	2,479

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	1,600	264

Northwest Airlines, Inc.
7.626% due 04/01/2010	2,430	2,260

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	288

Pemex Project Funding Master Trust
1.864% due 12/03/2012	15,000	12,712

Petroleos Mexicanos
8.000% due 05/03/2019	8,600	8,428

Pfizer, Inc.
4.450% due 03/15/2012	2,000	2,056

Rohm & Haas Co.
6.000% due 09/15/2017	3,000	2,498

RR Donnelley & Sons Co.
5.625% due 01/15/2012	6,000	4,964
11.250% due 02/01/2019	8,000	6,933

Ryder System, Inc.
6.000% due 03/01/2013	4,000	3,590

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SandRidge Energy, Inc.
5.060% due 04/01/2014	$4,775	$2,871

SUPERVALU, Inc.
7.500% due 11/15/2014	275	270

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	772	613

United Airlines, Inc.
6.201% due 12/31/2049	78	75
7.730% due 07/01/2010	370	357

Vale Overseas Ltd.
6.250% due 01/11/2016	5,000	5,075

Xerox Corp.
2.059% due 12/18/2009	3,000	2,918

XTO Energy, Inc.
7.500% due 04/15/2012	90	94

		173,028

UTILITIES 4.5%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,494

AT&T Corp.
7.300% due 11/15/2011	473	509

CMS Energy Corp.
2.044% due 01/15/2013	13,400	10,519

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,056

Majapahit Holding BV
7.250% due 10/17/2011	2,100	1,932

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	3,944

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	2,967

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,050	1,968

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	141	139

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Verizon Communications, Inc.
5.350% due 02/15/2011	200	205

		32,579

Total Corporate Bonds & Notes (Cost $471,081)		404,468

U.S. GOVERNMENT AGENCIES 4.9%

Fannie Mae
0.662% due 04/25/2035	73	66
0.722% due 10/27/2037	200	180
4.954% due 02/01/2035	234	239
5.000% due 04/01/2039	13,600	14,031
5.055% due 05/01/2035	553	570
5.500% due 03/01/2033 - 04/01/2039	18,693	19,407

Freddie Mac
5.500% due 09/01/2038	661	688

Ginnie Mae
0.856% due 12/16/2026	224	216

Total U.S. Government Agencies (Cost $34,877)		35,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	$730	$459

American Home Mortgage Assets
0.732% due 10/25/2046	458	149

American Home Mortgage Investment Trust
0.762% due 05/25/2047	538	106
5.660% due 09/25/2045	133	72

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	900	613
5.745% due 02/10/2051	900	642

Banc of America Funding Corp.
4.003% due 06/25/2034	396	325
5.888% due 04/25/2037	700	437

Banc of America Mortgage Securities, Inc.
4.662% due 07/25/2033	2,081	1,679
5.137% due 07/25/2033	150	119
5.427% due 02/25/2036	47	29

Bear Stearns Adjustable Rate Mortgage Trust
4.760% due 12/25/2035	892	680
5.008% due 01/25/2035	43	33
5.473% due 05/25/2047	427	219

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,135	783
5.491% due 09/25/2035	5,867	2,904
5.808% due 03/25/2036	249	96

Bear Stearns Structured Products, Inc.
5.733% due 12/26/2046	2,143	1,236

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,225	1,532

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	400	276

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	2,075	1,805
4.688% due 08/25/2035	1,659	503
4.699% due 03/25/2034	28	22
5.345% due 12/25/2035	411	205
6.008% due 09/25/2037	787	393

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	632

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	883	286
0.752% due 08/25/2046	635	126
0.755% due 07/20/2046	388	140
0.825% due 09/20/2046	600	50
0.852% due 11/20/2035	172	69
1.032% due 11/20/2035	500	63
2.633% due 12/25/2035	249	108
5.886% due 11/25/2035	459	235

Countrywide Home Loan Mortgage Pass-Through Trust
5.368% due 10/20/2035	518	263
5.603% due 02/20/2036	624	299
5.760% due 05/20/2036	747	356

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	262

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	43	33

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	253

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	154
5.886% due 10/25/2036	500	170

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	800	71

72	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.732% due 10/25/2046	$600	$70

GSR Mortgage Loan Trust
5.178% due 01/25/2036	178	98

Harborview Mortgage Loan Trust
0.686% due 04/19/2038	2,302	799

Homebanc Mortgage Trust
0.702% due 12/25/2036	547	230

Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	257	238
0.762% due 07/25/2035	44	18
5.099% due 09/25/2035	436	246
5.278% due 06/25/2035	420	238

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	469
5.747% due 02/12/2049	500	355
5.794% due 02/12/2051	700	465

JPMorgan Mortgage Trust
4.869% due 04/25/2035	522	405
5.399% due 11/25/2035	699	531

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	673	451

Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	700	223

Morgan Stanley Capital I
5.809% due 12/12/2049	900	629

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	38	28

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	443	370

Residential Accredit Loans, Inc.
2.993% due 09/25/2045	1,327	535

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	1,533	991

Sequoia Mortgage Trust
0.895% due 07/20/2033	404	307

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	1,455	797

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	1,772	646
0.772% due 09/25/2047	641	137
0.886% due 10/19/2034	549	292
0.906% due 03/19/2034	88	55

Structured Asset Securities Corp.
4.863% due 10/25/2035	493	292
5.671% due 06/25/2033	1,689	1,139

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	140	138
5.970% due 09/25/2036	500	228

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	436	381

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	213	86
2.333% due 02/25/2047	437	135
2.363% due 01/25/2047	1,529	562
2.443% due 12/25/2046	839	310
2.633% due 02/25/2046	2,714	1,013
2.833% due 11/25/2042	470	286
4.499% due 06/25/2033	711	560
5.414% due 02/25/2037	466	255

Wells Fargo Mortgage-Backed Securities Trust
4.191% due 06/25/2035	3,195	2,187
5.593% due 07/25/2036	169	89

Total Mortgage-Backed Securities (Cost $62,593)		36,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 3.1%

Argent Securities, Inc.
0.572% due 09/25/2036	$8	$8

Asset-Backed Funding Certificates
0.582% due 10/25/2036	64	62

Asset-Backed Securities Corp. Home Equity
2.206% due 03/15/2032	1,727	915

Atrium CDO Corp.
1.599% due 06/27/2015	2,381	1,883

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	1,903	1,352

Countrywide Asset-Backed Certificates
0.572% due 08/25/2037	540	471
0.572% due 05/25/2047	397	361

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	1,036	915
0.612% due 12/25/2037	561	525

Fremont Home Loan Trust
0.592% due 02/25/2037	52	51

GSAMP Trust
0.562% due 10/25/2046	217	199
0.592% due 12/25/2036	451	328
0.622% due 01/25/2047	1,120	958

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,130	985

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036	160	144

Lehman XS Trust
0.642% due 11/25/2036	290	279

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	288	118

MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037	674	284

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	9	9

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	211	193
0.572% due 11/25/2036	258	236

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047	600	324

SACO I, Inc.
0.772% due 12/25/2035	1,563	512

SLM Student Loan Trust
2.659% due 04/25/2023	10,868	10,681

Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	17	11

WaMu Asset-Backed Certificates
0.572% due 01/25/2037	742	622

Total Asset-Backed Securities (Cost $26,984)		22,426

SOVEREIGN ISSUES 6.6%

Brazil Government International Bond
5.875% due 01/15/2019	3,000	2,932

Colombia Government International Bond
7.375% due 03/18/2019	10,000	10,025

Export-Import Bank of Korea
1.645% due 10/04/2011	500	501

Korea Development Bank
1.542% due 10/20/2009	5,150	5,078
5.300% due 01/17/2013	1,150	1,069

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Panama Government International Bond
7.250% due 03/15/2015		$2,000	$2,050
9.625% due 02/08/2011		9,000	9,833

Philippines Government International Bond
8.375% due 06/17/2019		10,000	10,950

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,553

Total Sovereign Issues (Cost $48,055)			47,991

FOREIGN CURRENCY-DENOMINATED ISSUES 9.2%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	3,100	4,096

Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	127

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		3,600	2,585

Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	1,328

FCE Bank PLC
2.538% due 09/30/2009		200	248

Gaz Capital S.A.
5.440% due 11/02/2017		2,400	2,065
7.800% due 09/27/2010		3,000	4,042

Green Valley Ltd.
6.329% due 01/10/2011		1,900	2,420

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	456
5.316% due 04/05/2011 (a)		1,816	326

Mizuho Bank Ltd.
1.534% due 11/24/2049	JPY	500,000	4,978

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,986

PagesJaunes Groupe
2.790% due 01/11/2014	EUR	2,000	1,901

Rhodia S.A.
5.362% due 10/15/2013		7,500	5,281

Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	3,129	1,796

Seat Pagine Gialle SpA
1.155% due 06/08/2012	EUR	1,528	1,558

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,154
1.184% due 12/31/2049		700,000	6,739

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013	EUR	2,475	2,894

UPC Broadband Holding BV
3.545% due 12/31/2014		3,742	3,757

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	7,751

Total Foreign Currency-Denominated Issues (Cost $78,125)			66,488

		SHARES
COMMON STOCKS 0.0%

DURA Automotive
Systems, Inc. (a)(b)		9,042	25

Total Common Stocks (Cost $146)			25

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.2%

Unicredito Italiano NY
1.156% due 05/15/2009	$8,900	$8,900

REPURCHASE AGREEMENTS 0.4%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	230	230
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $236. Repurchase proceeds are $230.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$2,300	$2,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,350. Repurchase proceeds are $2,300.)

		2,530

U.S. CASH MANAGEMENT BILLS 0.8%
0.253% due 04/29/2009 - 05/15/2009 (c)(f)	5,740	5,739

U.S. TREASURY BILLS 9.8%
0.127% due 04/02/2009 - 06/11/2009 (c)(e)(f)	70,780	70,775

Total Short-Term Instruments (Cost $87,944)		87,944

VALUE (000S)
PURCHASED OPTIONS (j) 1.2%
(Cost $6,890)	$8,520

Total Investments 106.0% (Cost $888,431)	$765,409

Written Options (k) (0.0%) (Premiums $1,816)	(232)

Other Assets and Liabilities (Net) (6.0%)	(42,684)

Net Assets 100.0%	$722,493

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	The Floating Income Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $620 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $55,035 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $66,777 at a weighted average interest rate of 2.526%. On March 31, 2009, there were no open reverse repurchase agreements.
(h)	Cash of $418 has been pledged as collateral for futures contracts on March 31, 2009.
(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%		$5,000	$(73)	$0	$(73)
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)
Altria Group, Inc.	GSC	(1.417%	)	03/20/2019	1.131%		10,000	(240)	0	(240)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%		2,000	(48)	0	(48)
Computer Sciences Corp.	GSC	(1.100%	)	03/20/2018	0.700%		3,000	(95)	0	(95)
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.095%		3,000	(88)	0	(88)
International Paper Co.	MSC	(5.980%	)	06/20/2014	5.047%		1,000	(40)	0	(40)
International Paper Co.	MSC	(6.110%	)	06/20/2014	5.047%		2,000	(90)	0	(90)
Knight, Inc.	DUB	(1.530%	)	03/20/2011	1.572%		6,000	2	0	2
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%		4,150	415	0	415
MeadWestvaco Corp.	MSC	(0.585%	)	06/20/2012	1.382%		6,000	146	0	146
Rohm & Haas Co.	CSFB	(1.850%	)	09/20/2017	1.428%		3,000	(91)	0	(91)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%		8,000	1,313	0	1,313
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%		4,000	29	0	29
Tesoro Corp.	BOA	(2.950%	)	12/20/2012	4.455%		865	41	0	41
UBS Warburg LLC	BCLY	(2.400%	)	03/20/2014	2.290%	EUR	1,600	(12)	0	(12)

								$1,474	$0	$1,474

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	3.850%	09/20/2009	7.316%	$150	$(2)	$2	$(4)
American International Group, Inc.	GSC	0.095%	09/20/2011	27.285%	800	(328)	0	(328)
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.830%	2,400	(160)	(65)	(95)
ArvinMeritor, Inc.	MLP	2.250%	12/20/2009	53.113%	500	(146)	0	(146)
AT&T Corp.	CSFB	1.300%	12/20/2009	0.380%	1,000	7	0	7
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	2,200	(213)	0	(213)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	5,700	77	0	77
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	4,800	(125)	0	(125)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	2,000	49	0	49

74	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.286%		$3,200	$(102)	$0	$(102)
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	14.512%		6,700	(2,012)	0	(2,012)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%		2,900	(1,165)	0	(1,165)
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	6.962%		4,200	(228)	(273)	45
Dynegy Holdings, Inc.	JPM	2.350%	12/20/2009	4.996%		1,500	(26)	0	(26)
France Telecom S.A.	UBS	0.330%	09/20/2011	0.898%	EUR	5,300	(95)	0	(95)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.898%		5,700	(104)	0	(104)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	6.581%		$14,525	(1,810)	0	(1,810)
General Electric Capital Corp.	DUB	0.125%	09/20/2011	8.826%		1,000	(177)	0	(177)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	7.440%		5,000	(619)	0	(619)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%		1,000	(94)	(103)	9
Georgia-Pacific LLC	JPM	1.240%	09/20/2009	7.836%		300	(9)	0	(9)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	2.981%		6,000	(482)	0	(482)
Host Hotels & Resorts LP	JPM	1.950%	09/20/2009	9.836%		300	(11)	0	(11)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	5.800%		7,500	(1,413)	0	(1,413)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%		7,000	(750)	0	(750)
JSC Gazprom	BCLY	0.830%	06/20/2017	6.216%		75	(21)	0	(21)
JSC Gazprom	JPM	0.890%	11/20/2011	8.392%		5,000	(828)	0	(828)
JSC Gazprom	MSC	0.890%	11/20/2011	8.392%		4,200	(695)	0	(695)
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.497%		1,900	21	0	21
NAK Naftogaz Ukrainy	DUB	4.200%	05/20/2009	89.820%		10,000	(808)	0	(808)
Petroleos Mexicanos	DUB	0.760%	07/20/2011	3.868%		1,000	(66)	0	(66)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%		2,500	(131)	0	(131)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%		1,500	(109)	0	(109)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%		1,500	(107)	0	(107)
Philippines Government International Bond	DUB	2.050%	09/20/2012	3.600%		3,700	(178)	0	(178)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.650%		3,000	(219)	0	(219)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%		4,300	(331)	0	(331)
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	3.082%		5,000	(262)	0	(262)
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	7.131%		2,000	(283)	0	(283)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	7.131%		3,000	(422)	0	(422)
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	7.920%		4,800	(599)	0	(599)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.700%	06/20/2012	7.744%		6,700	(1,271)	0	(1,271)
Russia Government International Bond	ABN	2.360%	08/24/2009	5.097%		100	(1)	0	(1)
SLM Corp.	BOA	0.820%	06/20/2012	29.302%		9,200	(3,877)	0	(3,877)
TECO Energy, Inc.	CSFB	2.050%	09/20/2009	0.966%		100	1	0	1
TECO Energy, Inc.	GSC	1.690%	09/20/2009	0.966%		300	1	0	1
TRW Automotive, Inc.	GSC	2.150%	09/20/2009	30.082%		250	(31)	0	(31)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	51.722%		1,500	(927)	0	(927)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%		19,000	(1,040)	0	(1,040)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	3.365%		6,700	(817)	0	(817)

							$(22,985)	$(439)	$(22,546)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%	)	06/20/2013	$1,215	$173	$(26)	$199
LCDX-10 Index	GSC	(3.250%	)	06/20/2013	35,788	9,640	1,163	8,477

						$9,813	$1,137	$8,676

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$15,395	$(1,946)	$(2,294)	$348
CDX.EM-10 Index	DUB	3.350%	12/20/2013	600	(75)	(30)	(45)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	15,000	(1,895)	(2,287)	392
CDX.EM-10 Index	MLP	3.350%	12/20/2013	21,400	(2,704)	(3,210)	506
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	13,264	(1,637)	0	(1,637)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011	5,000	(1,781)	0	(1,781)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	10,700	(93)	0	(93)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	6,400	(51)	0	(51)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,300	(44)	0	(44)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	5,056	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,653	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	875	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	1,167	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	1,653	1	0	1
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013	6,246	(249)	13	(262)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013	3,806	(152)	8	(160)

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013		$3,600	$(129)	$(30)	$(99)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,500	(1,070)	87	(1,157)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		7,000	(2,390)	125	(2,515)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,300	(785)	(105)	(680)
Select Aggregate Market Index	CSFB	2.150%	12/20/2009		$210	(3)	3	(6)

						$(15,001)	$(7,720)	$(7,281)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP	BRL	39,400	$264	$120	$144
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$15,400	(1,238)	(1,032)	(206)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MLP		60,900	(4,897)	(4,248)	(649)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		33,700	(2,709)	(2,016)	(693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		36,400	(8,368)	(9)	(8,359)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,300	(605)	(762)	157
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		10,300	(2,809)	(198)	(2,611)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,400	53	(65)	118
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	2,987	(576)	3,563
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	8,030	(1,052)	9,082
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	733	174	559
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	81	(35)	116
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	52	0	52

							$(8,426)	$(9,699)	$1,273

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$23,000	$965	$498
Put - OTC USD versus JPY		105.400	03/31/2010	23,000	965	2,166
Call - OTC USD versus JPY		101.250	12/08/2010	46,500	2,480	2,010
Put - OTC USD versus JPY		101.250	12/08/2010	46,500	2,480	3,846

					$6,890	$8,520

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	203	$72	$20

76	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	3,300	$36	$54
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		3,300	35	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		1,400	15	23
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,400	15	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$14,100	28	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		14,100	73	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		18,000	75	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		5,500	16	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		61,700	315	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		61,700	327	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		9,800	90	16
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		7,300	69	12
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		33,700	147	2
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		33,700	198	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		11,100	66	12
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		12,700	122	20
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	8	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,100	1	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,100	9	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		28,000	98	11

								$1,744	$212

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$2,500	EUR	0	$55
Sales	3,219	366,000		9,400	4,807
Closing Buys	0	(52,900)		0	(480)
Expirations	(3,016)	0		0	(2,566)
Exercised	0	0		0	0

Balance at 03/31/2009	203	$315,600	EUR	9,400	$1,816

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	10,877	06/2009	$7	$0	$7
Buy	CLP	CITI	2,326,755	05/2009	287	0	287
Sell		CITI	3,965,200	05/2009	0	(488)	(488)
Sell		DUB	2,326,756	05/2009	0	(407)	(407)
Buy		MSC	3,965,200	05/2009	0	(1,509)	(1,509)
Buy	CNY	BCLY	21,461	09/2009	45	0	45
Buy		CITI	13,882	09/2009	36	0	36
Buy		DUB	62,987	09/2009	145	0	145
Buy		HSBC	28,081	09/2009	67	0	67
Buy		JPM	11,459	09/2009	20	0	20
Buy	COP	CITI	43,960	05/2009	0	(1)	(1)
Sell		CITI	43,960	05/2009	1	0	1
Sell	EUR	BCLY	1,012	04/2009	29	0	29
Sell		HSBC	22,716	04/2009	0	(1,493)	(1,493)
Buy		RBS	256	04/2009	0	(7)	(7)
Buy	GBP	BCLY	1,231	04/2009	18	0	18
Sell		DUB	2,115	04/2009	31	0	31
Sell		MSC	3,541	04/2009	42	0	42
Sell		RBS	1,294	04/2009	0	(33)	(33)
Sell	HUF	BCLY	262	05/2009	0	0	0
Buy		DUB	262	05/2009	0	0	0
Buy		HSBC	1,190,619	05/2009	27	0	27
Sell		JPM	1,190,619	05/2009	258	0	258
Buy	HUF	BCLY	262	10/2009	0	0	0
Buy	ILS	HSBC	2,332	06/2009	0	(83)	(83)
Sell	JPY	BNP	6,366,119	05/2009	1,105	0	1,105
Buy		MSC	2,988,562	05/2009	0	(16)	(16)
Sell		MSC	6,366,119	06/2009	1,017	0	1,017
Buy	MXN	BCLY	58	05/2009	0	0	0
Sell		BCLY	288	05/2009	0	(1)	(1)
Buy		CITI	5,603	05/2009	5	0	5
Sell		CITI	5,603	05/2009	121	0	121

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments Floating Income Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	MLP	230	05/2009	$0	$(1)	$(1)
Sell		CITI	5,603	11/2009	0	(5)	(5)
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Sell		CITI	706	04/2009	6	0	6
Buy		HSBC	250	04/2009	0	(2)	(2)
Buy		BCLY	531	08/2009	0	(5)	(5)
Sell		CITI	531	08/2009	5	0	5
Buy	PHP	CITI	334,705	08/2009	0	(98)	(98)
Sell		CITI	334,705	08/2009	3	0	3
Sell	PLN	DUB	7,923	05/2009	524	0	524
Buy		HSBC	12,966	05/2009	0	(1,928)	(1,928)
Sell		HSBC	4,307	05/2009	182	(1)	181
Buy		JPM	98	05/2009	0	(1)	(1)
Sell		JPM	834	05/2009	30	0	30
Sell		CITI	125	11/2009	1	0	1
Buy		DUB	52	11/2009	0	0	0
Buy		JPM	125	11/2009	0	(1)	(1)
Sell	RUB	BCLY	368,805	05/2009	270	0	270
Buy		DUB	118,195	05/2009	0	(1,399)	(1,399)
Buy		JPM	255,655	05/2009	0	(2,002)	(2,002)
Sell		JPM	5,045	05/2009	9	0	9
Buy	SGD	BCLY	5,045	04/2009	0	(46)	(46)
Sell		CITI	3,167	04/2009	7	0	7
Sell		JPM	1,879	04/2009	35	0	35
Sell		BCLY	9,952	07/2009	102	0	102
Buy		CITI	5,313	07/2009	0	(130)	(130)
Buy		JPM	4,639	07/2009	0	(32)	(32)
Sell	TRY	HSBC	2,133	07/2009	0	(43)	(43)
Buy		JPM	2,133	07/2009	7	0	7
Buy	ZAR	BCLY	7	05/2009	0	0	0
Sell		BCLY	7	05/2009	0	0	0

					$4,442	$(9,737)	$(5,295)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$30,219	$715,666	$19,524	$765,409
Other Financial Instruments ++	0	(23,260)	(671)	(23,931)

Total	$30,219	$692,406	$18,853	$741,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$24,109	$(14,127)	$(26)	$459	$(3,697)	$12,806	$19,524
Other Financial Instruments ++	(6,480)	0	0	0	2,305	3,504	(671)

Total	$17,629	$(14,127)	$(26)	$459	$(1,392)	$16,310	$18,853

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

78	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.4%

Medallion Trust
1.379% due 05/25/2035		$3,818	$3,332

National Australia Bank Ltd.
1.691% due 02/08/2010		1,400	1,400

Puma Finance Ltd.
1.321% due 02/21/2038		5,639	5,088
3.272% due 08/22/2037	AUD	8,936	5,774
3.510% due 07/12/2036		2,306	1,517

Seven Media Group
5.365% due 02/07/2013		5,736	1,974
6.267% due 02/07/2013		1,373	473

Torrens Trust
3.587% due 10/19/2038		11,336	7,168

Total Australia (Cost $37,567)			26,726

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$7,500	6,896

Total Bermuda (Cost $7,199)			6,896

CANADA 6.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	15,637

Canada Government Bond
8.000% due 06/01/2023		2,100	2,540

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	2,615

Honda Canada Finance, Inc.
0.827% due 03/26/2012		27,000	18,516

Master Credit Card Trust
5.297% due 08/21/2012		5,500	4,583

Province of Ontario Canada
4.700% due 06/02/2037		21,300	16,629
5.600% due 06/02/2035		2,600	2,263
5.850% due 03/08/2033		11,100	9,813
6.200% due 06/02/2031		5,500	5,072
6.500% due 03/08/2029		9,600	9,080

Province of Quebec Canada
5.750% due 12/01/2036		10,200	8,824

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,329

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	9,199

Total Canada (Cost $130,115)			119,381

CAYMAN ISLANDS 1.8%

Calabash Re Ltd.
9.720% due 01/08/2010		$2,450	2,365

Foundation Re II Ltd.
7.988% due 11/26/2010		1,500	1,438

Green Valley Ltd.
6.329% due 01/10/2011	EUR	3,100	3,949

Longpoint Re Ltd.
6.570% due 05/08/2010		$3,300	3,206

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		8,000	6,434

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	$3,153

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,270

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$5,900	5,682

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,200	2,591
6.164% due 01/29/2049	GBP	1,230	671

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $41,835)			34,491

DENMARK 0.0%

Realkredit Danmark A/S
5.000% due 10/01/2038	DKK	5,218	879

Total Denmark (Cost $895)			879

FRANCE 5.5%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	2,575

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	1,774

France Government Bond
4.000% due 10/25/2038	EUR	21,000	27,361
4.250% due 04/25/2019		5,700	7,961
4.750% due 04/25/2035		10,700	15,471
5.500% due 04/25/2010		5,500	7,654
5.500% due 10/25/2010		900	1,274
5.750% due 10/25/2032		8,300	13,484

French Treasury Notes
2.500% due 07/12/2010		1,300	1,756
3.000% due 01/12/2011		2,000	2,734
3.750% due 09/12/2010		4,200	5,781

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$10,800	10,106
6.625% due 04/04/2018		6,400	5,878

Total France (Cost $116,708)			104,809

GERMANY 3.7%

Republic of Germany
4.000% due 01/04/2037	EUR	18,600	25,018
4.250% due 07/04/2039		11,800	16,756
4.750% due 07/04/2034		11,700	17,232
5.500% due 01/04/2031		3,200	5,102
6.250% due 01/04/2030		3,640	6,274

Total Germany (Cost $65,887)			70,382

IRELAND 0.8%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		1,800	2,059

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	1,613

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	4,847	$4,483

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,600	3,322

Total Ireland (Cost $18,583)			15,101

ITALY 1.1%

Asset-Backed European Securitisation Transaction SRL
3.048% due 10/01/2015	EUR	12,853	16,545

Locat Securitisation Vehicle SRL
1.867% due 12/12/2024		3,417	4,205

Total Italy (Cost $23,801)			20,750

JAPAN 16.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	995,940	8,713
1.000% due 06/10/2016		2,691,900	23,496
1.100% due 12/10/2016		5,987,110	52,351
1.200% due 03/10/2017		171,020	1,493
1.200% due 06/10/2017		10,544,730	91,341
1.200% due 12/10/2017		4,038,060	34,857

Japan Government International Bond
2.400% due 03/20/2034		580,000	6,242
2.500% due 09/20/2035		910,000	9,996
2.500% due 03/20/2036		210,000	2,302
2.500% due 09/20/2036		4,780,000	52,424
2.500% due 09/20/2037		3,340,000	36,876

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	1,787

Total Japan (Cost $317,644)			322,235

JERSEY, CHANNEL ISLANDS 0.3%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	3,900	1,679

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	90	27

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	3,312

Total Jersey, Channel Islands (Cost $13,029)			5,018

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	4,925

Total Luxembourg (Cost $5,998)			4,925

NETHERLANDS 2.7%

Arena BV
1.760% due 12/17/2064	EUR	2,865	3,459

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,716

Globaldrive BV
1.334% due 06/20/2015	EUR	4,984	6,128
1.494% due 06/20/2015		1,500	1,339

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

ING Bank NV
3.900% due 03/19/2014		$15,500	$15,629

Netherlands Government Bond
4.000% due 07/15/2019	EUR	11,200	15,263
5.500% due 07/15/2010		3,100	4,340

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$1,400	1,394
6.125% due 08/17/2026		2,400	2,373

Total Netherlands (Cost $54,624)			51,641

NEW ZEALAND 0.6%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,475

Total New Zealand (Cost $12,928)			12,475

NORWAY 0.6%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	10,996

Total Norway (Cost $12,312)			10,996

PORTUGAL 0.6%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	10,805

Total Portugal (Cost $12,413)			10,805

QATAR 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	826

Total Qatar (Cost $821)			826

RUSSIA 0.5%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	610

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$9,779	9,001

Total Russia (Cost $10,454)			9,611

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	5,982

Total South Korea (Cost $8,162)			5,982

SPAIN 0.6%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	399

Bankinter S.A.
5.000% due 05/14/2010		4,750	6,449

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	3,855

Total Spain (Cost $14,809)			10,703

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWITZERLAND 3.4%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	$27,671

UBS AG
2.219% due 06/19/2010		11,500	10,854
5.750% due 04/25/2018		24,000	20,122
5.875% due 12/20/2017		7,500	6,466

Total Switzerland (Cost $71,400)			65,113

UNITED KINGDOM 14.5%

Barclays Bank PLC
6.050% due 12/04/2017		$19,100	15,053
7.434% due 09/29/2049		7,500	3,120
7.700% due 04/29/2049		6,300	2,772
8.250% due 02/28/2049	GBP	2,400	1,808

HBOS PLC
6.750% due 05/21/2018		$4,000	3,091

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Lloyds Banking Group PLC
5.920% due 09/29/2049		8,400	1,554

Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		8,500	8,483

Opera Finance PLC
2.802% due 01/15/2015	EUR	4,350	3,320

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,368

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,365
6.250% due 05/06/2018		8,000	6,963

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	9,100	2,781

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	951

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	11,842

United Kingdom Gilt
4.000% due 09/07/2016		1,000	1,557
4.250% due 06/07/2032		20,000	29,681
4.250% due 03/07/2036		9,900	14,313
4.500% due 03/07/2019		8,900	14,213
4.750% due 09/07/2015		38,700	62,381
4.750% due 03/07/2020		36,200	58,611
4.750% due 12/07/2038		4,700	7,410
5.000% due 03/07/2025		300	487
8.000% due 12/07/2015		100	191
8.000% due 06/07/2021		4,585	9,612
8.750% due 08/25/2017		900	1,853

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,159

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	364

Total United Kingdom (Cost $319,618)			277,524

UNITED STATES 77.8%

ASSET-BACKED SECURITIES 2.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,025	2,463

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		140	124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	$8	$3
1.222% due 10/25/2031	4	3

Argent Securities, Inc.
0.572% due 10/25/2036	689	662

Asset-Backed Funding Certificates
0.582% due 10/25/2036	541	524
0.872% due 06/25/2034	4,406	2,200

Bear Stearns Asset-Backed Securities Trust
0.972% due 03/25/2043	17	15

Carrington Mortgage Loan Trust
0.842% due 10/25/2035	195	169

CIT Group Home Equity Loan Trust
0.812% due 03/25/2033	7	6

Citigroup Mortgage Loan Trust, Inc.
0.592% due 05/25/2037 (m)	1,073	836
0.622% due 10/25/2036	272	241

Community Program Loan Trust
4.500% due 10/01/2018	479	481

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	527	384
6.681% due 12/01/2033	446	364

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047	851	819
0.572% due 06/25/2047	149	133
0.622% due 09/25/2047	4,843	4,135
0.702% due 09/25/2036	435	303
0.862% due 12/25/2036	230	132
1.002% due 12/25/2031	3	1

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	3	1

Fremont Home Loan Trust
0.592% due 02/25/2037	565	555

GSAMP Trust
0.812% due 03/25/2034	11	11

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	709	526

Home Equity Asset Trust
1.122% due 11/25/2032	1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037	542	83

HSI Asset Securitization Corp. Trust
0.632% due 04/25/2037	224	173

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	99	94

Lehman XS Trust
0.592% due 05/25/2046	53	52
0.602% due 06/25/2046	58	57
0.602% due 11/25/2046	4,015	3,755
0.672% due 04/25/2037	7,701	4,636
0.752% due 06/25/2046	667	118
0.762% due 11/25/2046	731	136
0.842% due 11/25/2046	1,000	181

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	360	148

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	91	84

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	71	69
0.592% due 08/25/2036	927	873
0.592% due 07/25/2037	2,219	2,011
0.602% due 09/25/2037	1,117	1,019
0.642% due 02/25/2037	197	163

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	103	84

80	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		$1,100	$419

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037		315	261

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047		296	225

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		961	526

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037		185	159
0.602% due 10/25/2036		1,930	1,788

Residential Asset Securities Corp.
0.592% due 02/25/2037		227	200
0.602% due 10/25/2036		877	857
1.022% due 07/25/2032		51	23

SACO I, Inc.
0.582% due 05/25/2036		412	245

Saxon Asset Securities Trust
0.582% due 10/25/2046		1,749	1,680
1.042% due 08/25/2032		1	1

SBI HELOC Trust
0.692% due 08/25/2036		2,775	2,450

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		543	480

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		111	90
0.602% due 01/25/2037		76	73

Structured Asset Securities Corp.
0.812% due 01/25/2033		13	7
0.922% due 05/25/2034		10	8

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		442	363

Wells Fargo Home Equity Trust
0.752% due 10/25/2035		1,624	1,452
0.762% due 11/25/2035		1,041	1,010

			41,145

BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
4.560% due 08/03/2012		21,763	11,739

Ford Motor Co.
3.560% due 12/16/2013		753	363

			12,102

CORPORATE BONDS & NOTES 32.9%

Ace INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,401
5.875% due 06/15/2014		1,000	980

Allstate Life Global Funding II
1.901% due 05/21/2010		17,700	16,870

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,586

American Express Bank FSB
0.714% due 06/12/2012		3,500	2,672
5.500% due 04/16/2013		13,700	11,831

American Express Co.
7.000% due 03/19/2018		15,500	13,704

American Express Credit Corp.
1.920% due 05/27/2010		2,300	2,172
5.875% due 05/02/2013		4,100	3,604

American International Group, Inc.
4.250% due 05/15/2013		1,100	445
4.875% due 03/15/2067	EUR	5,200	587

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.850% due 01/16/2018		$7,900	$3,098
8.000% due 05/22/2038	EUR	18,700	2,733
8.175% due 05/15/2058		$12,900	1,100
8.250% due 08/15/2018		5,000	2,143

AT&T, Inc.
6.300% due 01/15/2038		2,900	2,558

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,590
7.125% due 08/01/2018		700	689

Bank of America Corp.
1.420% due 10/14/2016		1,600	1,010
4.750% due 05/23/2017	EUR	8,700	6,267
4.750% due 05/06/2019		2,000	1,358
8.000% due 12/29/2049		$19,300	7,739
8.125% due 12/29/2049		16,600	6,828

Bear Stearns Cos. LLC
6.950% due 08/10/2012		12,500	12,742
7.250% due 02/01/2018		20,000	20,701

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,410

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,524

Cameron International Corp.
6.375% due 07/15/2018		6,000	5,225

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,342

CIT Group, Inc.
1.394% due 06/08/2009		7,500	7,257

Citigroup Capital XXI
8.300% due 12/21/2057		300	145

Citigroup Funding, Inc.
2.291% due 05/07/2010		8,400	7,542

Citigroup, Inc.
1.396% due 05/18/2010		7,220	6,488
1.698% due 06/28/2013	EUR	6,000	5,461
5.500% due 04/11/2013		$12,900	11,347
6.000% due 08/15/2017		9,400	8,130
6.125% due 11/21/2017		19,800	17,205
6.125% due 05/15/2018		8,800	7,613
8.400% due 04/29/2049		5,100	2,889

CNA Financial Corp.
5.850% due 12/15/2014		6,000	4,359
6.000% due 08/15/2011		2,000	1,746

Comcast Corp.
1.460% due 07/14/2009		2,200	2,189

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,321

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		5,548	5,548

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,581

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,700

CVS Caremark Corp.
1.561% due 06/01/2010		3,900	3,759
5.750% due 08/15/2011		700	735

Daimler Finance North America LLC
4.875% due 06/15/2010		700	680
5.750% due 09/08/2011		1,100	1,040

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	839

Exelon Corp.
4.900% due 06/15/2015		2,300	1,956

General Electric Capital Corp.
1.420% due 06/15/2009		500	499

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.151% due 05/22/2013		$6,400	$5,137
5.875% due 01/14/2038		12,000	8,605
6.375% due 11/15/2067		5,100	2,480

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,936

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	3,243
5.375% due 02/15/2013	EUR	3,800	4,669
5.950% due 01/18/2018		$5,000	4,550
6.150% due 04/01/2018		7,000	6,409
6.250% due 09/01/2017		22,500	20,897

HCP, Inc.
5.650% due 12/15/2013		8,000	6,030
5.950% due 09/15/2011		700	600
6.700% due 01/30/2018		2,900	1,960

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,867

Home Depot, Inc.
5.400% due 03/01/2016		8,000	7,202

HRPT Properties Trust
5.750% due 11/01/2015		8,250	5,244

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	4,587
5.400% due 02/15/2012		2,400	1,350
6.625% due 11/15/2013		8,000	4,437

JCPenney Corp., Inc.
8.000% due 03/01/2010		2,200	2,202

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,243
6.000% due 01/15/2018		$12,430	12,585

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	6,529

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	1,933

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	3,998

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,873

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	1,300
6.875% due 05/02/2018 (a)		14,600	1,825

Lennar Corp.
5.950% due 10/17/2011		700	585

Loews Corp.
5.250% due 03/15/2016		800	731

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,853

Masco Corp.
5.875% due 07/15/2012		700	552
6.125% due 10/03/2016		30,000	19,284

Maytag Corp.
5.000% due 05/15/2015		2,200	1,734

McKesson Corp.
5.700% due 03/01/2017		1,900	1,802

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,289

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		15,800	14,882
6.875% due 04/25/2018		22,200	17,400

Metropolitan Life Global Funding I
1.278% due 05/17/2010		6,000	5,666
5.125% due 04/10/2013		12,800	11,705

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Midwest Generation LLC
8.300% due 07/02/2009	$235	$231
Morgan Stanley
1.574% due 10/15/2015	7,200	5,123
1.592% due 10/18/2016	2,200	1,477
6.000% due 04/28/2015	22,000	20,816
6.250% due 08/28/2017	1,400	1,302
NGPL PipeCo. LLC
7.119% due 12/15/2017	400	367
7.768% due 12/15/2037	7,700	6,741
NiSource Finance Corp.
5.400% due 07/15/2014	800	641
PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,842
President and Fellows of Harvard College
6.000% due 01/15/2019	4,000	4,311
6.500% due 01/15/2039	6,200	6,950
Pricoa Global Funding I
2.066% due 06/04/2010	25,000	22,521
Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,059
ProLogis
5.625% due 11/15/2015	8,000	4,084
Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	4,831
Qwest Corp.
4.570% due 06/15/2013	1,500	1,294
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	901
Reynolds American, Inc.
7.250% due 06/01/2013	8,000	7,642
Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,670
Sealed Air Corp.
5.625% due 07/15/2013	2,300	1,981
Simon Property Group LP
6.125% due 05/30/2018	8,000	6,303
Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,544
Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,625
8.750% due 03/15/2032	1,100	743
State Street Capital Trust IV
2.320% due 06/15/2037	5,900	2,326
Target Corp.
7.000% due 01/15/2038	6,300	5,926
Tyco International Ltd.
7.000% due 12/15/2019	7,500	6,373
United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	1
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	893
Valero Energy Corp.
6.125% due 06/15/2017	2,000	1,724
Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	5,161
Viacom, Inc.
5.750% due 04/30/2011	2,800	2,729
Wachovia Corp.
5.500% due 05/01/2013	12,600	11,632
Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,532

		628,051

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	$607	$329

American Home Mortgage Assets
0.712% due 09/25/2046	2,877	1,112
0.752% due 09/25/2046	787	162
2.553% due 11/25/2046	7,354	2,183

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,043	728

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	1,100	808

Banc of America Funding Corp.
5.979% due 10/20/2046	4,664	1,943
6.106% due 01/20/2047	860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,434	2,185

BCAP LLC Trust
0.692% due 01/25/2037	11,592	4,443

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	3,417	2,364
2.650% due 08/25/2035	5,099	3,570
2.940% due 03/25/2035	7,410	5,042
4.465% due 05/25/2034	1,834	1,445
4.550% due 08/25/2035	4,121	2,886
4.625% due 10/25/2035	7,209	4,372
4.630% due 05/25/2034	597	594
4.651% due 10/25/2033	897	780
5.395% due 02/25/2034	100	67
5.602% due 02/25/2033	127	109
5.735% due 02/25/2036	1,161	605

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	4,412	2,184
5.543% due 11/25/2035	205	79
5.718% due 11/25/2036	3,083	1,426
5.721% due 11/25/2036	6,130	2,816
5.786% due 02/25/2036	6,958	3,050
5.891% due 11/25/2036	1,738	794
6.250% due 08/25/2036	4,358	1,834

Bear Stearns Commercial Mortgage Securities
0.666% due 03/15/2019	145	123
5.540% due 09/11/2041	2,600	2,166

Bella Vista Mortgage Trust
0.795% due 05/20/2045	75	29

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	20	16
5.700% due 12/10/2049	3,900	2,397

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	7,891

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	2,907	1,891
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	10,147	6,553
5.664% due 07/25/2046	5,289	2,593

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	300	212

Countrywide Alternative Loan Trust
0.722% due 05/25/2036	146	53
0.732% due 05/25/2035	3,195	1,383
0.732% due 07/25/2046	3,045	1,091
0.740% due 12/20/2046	4,960	1,608
0.755% due 03/20/2046	168	61
0.772% due 09/25/2046	1,700	152
0.782% due 07/25/2046	1,300	110
0.802% due 02/25/2037	137	57
0.825% due 09/20/2046	1,700	141
0.872% due 05/25/2037	1,767	642
0.872% due 06/25/2037	941	210
0.942% due 12/25/2035	842	172

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.133% due 11/25/2035	$1,397	$607
3.673% due 11/25/2035	1,110	494
5.250% due 06/25/2035	1,009	589
6.000% due 10/25/2032	27	24
6.000% due 01/25/2037	4,141	2,264
6.000% due 04/25/2037	4,634	2,688
6.250% due 08/25/2037	1,363	681

Countrywide Home Loan Mortgage Pass- Through Trust
0.812% due 04/25/2035	246	106
0.842% due 03/25/2035	2,331	1,000
0.852% due 02/25/2035	196	87
0.862% due 02/25/2035	235	109
0.862% due 03/25/2036	1,168	204
4.120% due 11/19/2033	119	101
4.740% due 08/25/2034	320	176
5.229% due 01/20/2035	786	565
5.250% due 02/20/2036	2,027	1,181
5.543% due 04/20/2036	1,249	740
6.080% due 09/25/2047	3,632	1,849

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	7,179
6.500% due 07/26/2036	1,514	917

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	569	273
4.750% due 08/25/2033	855	709
4.878% due 07/25/2033	99	82

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	322	287
0.622% due 10/25/2036	1,624	1,349
5.500% due 12/25/2035	1,600	514
6.300% due 07/25/2036	1,600	843

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	156	121
4.738% due 12/25/2033	644	485
5.362% due 08/25/2035	527	375
6.250% due 08/25/2017	1,203	1,207

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	1,405	1,338

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,468	895
0.722% due 12/25/2046	1,500	149
0.732% due 04/25/2036	1,348	481
0.742% due 06/25/2045	794	339
0.792% due 11/25/2045	163	75

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192

GSR Mortgage Loan Trust
4.513% due 03/25/2033	819	688
4.541% due 09/25/2035	870	645

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	1,800	1,622
0.713% due 08/21/2036	3,223	1,286
0.746% due 09/19/2037	1,440	513
0.746% due 01/19/2038	8,125	2,891
0.776% due 05/19/2035	1,483	547
0.796% due 03/19/2036	390	143
0.926% due 02/19/2034	12	10
4.957% due 05/19/2033	1,124	873
5.143% due 07/19/2035	260	142

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	6,387	2,278

Indymac Index Mortgage Loan Trust
0.732% due 05/25/2046	2,398	858
0.762% due 06/25/2037	467	172
0.812% due 11/25/2036	1,777	281
5.000% due 08/25/2035	857	376

82	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.013% due 12/25/2034	$374	$259
5.369% due 09/25/2035	873	443

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,587	2,084

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	335
5.429% due 12/12/2043	4,000	2,761

JPMorgan Mortgage Trust
4.375% due 11/25/2033	854	724
5.018% due 02/25/2035	2,577	2,047
5.373% due 08/25/2035	1,400	770

Lehman XS Trust
0.602% due 07/25/2046	28	28

Luminent Mortgage Trust
0.692% due 12/25/2036	10,017	3,516

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	721	260
0.862% due 05/25/2047	1,500	126

MASTR Alternative Loans Trust
0.922% due 03/25/2036	963	365

MASTR Asset Securitization Trust
5.500% due 11/25/2017	313	318

Mellon Residential Funding Corp.
0.996% due 12/15/2030	18	14

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,399
5.414% due 07/12/2046	100	66
5.957% due 08/12/2049	9,802	6,481

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,473	5,811
0.772% due 08/25/2036	768	341
5.366% due 02/25/2033	317	276

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,195	1,323
1.316% due 03/15/2025	21	12
1.522% due 10/25/2035	3,520	2,372
3.006% due 10/25/2035	6,535	4,380

Morgan Stanley Capital I
5.387% due 03/12/2044	1,000	770
5.692% due 04/15/2049	1,500	979

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	481	252
5.544% due 02/25/2036	853	313
5.820% due 03/25/2047	1,300	717
6.138% due 03/25/2047	1,100	588

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	3,295	1,219
0.702% due 06/25/2046	7,493	2,874
0.732% due 04/25/2046	184	72
0.827% due 09/25/2046	2,200	219
5.668% due 09/25/2035	1,176	659

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	1,572	1,072
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,500	582

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	600	388

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	230	80
2.914% due 01/25/2035	81	32
4.669% due 04/25/2034	1,316	917
4.931% due 02/25/2034	553	389
6.000% due 10/25/2037	1,162	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	$325	$301
0.712% due 07/25/2046	2,242	910
0.742% due 05/25/2036	6,319	2,226
0.742% due 09/25/2047	200	32
0.752% due 05/25/2045	1,049	426
0.772% due 09/25/2047	801	172
0.806% due 07/19/2035	7,134	4,284
0.832% due 12/25/2035	74	31
0.846% due 07/19/2034	34	18
3.133% due 08/25/2047	3,784	1,408

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	91

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	4,583	3,943

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	6,915	4,770

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	868	520
0.752% due 04/25/2045	2,426	993
0.782% due 11/25/2045	546	222
0.792% due 12/25/2045	1,928	787
0.812% due 10/25/2045	234	97
0.832% due 01/25/2045	490	197
0.842% due 01/25/2045	328	146
0.990% due 11/25/2034	1,824	607
1.062% due 12/25/2027	1,315	930
2.333% due 02/25/2047	2,484	765
2.373% due 01/25/2047	2,257	702
2.393% due 04/25/2047	4,719	1,872
2.453% due 12/25/2046	7,608	2,428
2.613% due 06/25/2046	3,983	1,520
2.633% due 02/25/2046	129	48
3.033% due 06/25/2042	273	206
3.033% due 08/25/2042	136	92
3.046% due 05/25/2041	49	44
3.133% due 07/25/2046	1,473	753
3.742% due 03/25/2034	2,032	1,453
3.955% due 10/25/2046	3,078	1,209
4.135% due 08/25/2034	3,471	2,816
4.499% due 06/25/2033	282	222
4.557% due 09/25/2033	25,939	22,646
5.485% due 04/25/2037	4,045	2,059
5.588% due 12/25/2036	4,375	2,189
5.695% due 02/25/2037	3,277	1,720

Washington Mutual Alternative Mortgage Pass- Through Certificates
0.772% due 07/25/2046	479	136
2.573% due 07/25/2046	1,378	435
2.603% due 05/25/2046	4,059	1,514

Washington Mutual MSC Mortgage Pass- Through Certificates
5.667% due 02/25/2033	13	11

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,591	3,531
5.068% due 04/25/2036	1,452	910
5.775% due 04/25/2036	1,090	338

		248,448

MUNICIPAL BONDS & NOTES 2.4%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	630	549

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,097

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,454
5.000% due 06/01/2038	4,600	3,584

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	$2,700	$2,791

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,726

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,122
5.000% due 06/01/2041	500	260

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	330	275

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2028	5,000	5,026

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,553

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	87

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,332

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,522

		45,022

	SHARES
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	11,135	112

PREFERRED STOCKS 0.0%

SLM Corp. CPI Linked
2.140% due 01/16/2018	25,700	207

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.6%

Fannie Mae
0.582% due 07/25/2037 (h)	4,603	4,084
0.642% due 03/25/2034 (h)	34	30
0.672% due 08/25/2034	25	24
0.722% due 10/27/2037 (h)	15,399	13,869
0.772% due 06/25/2044	11	11
0.922% due 06/25/2029 (h)	34	33
3.022% due 06/01/2043 - 10/01/2044 (h)	679	669
3.682% due 06/01/2035 (h)	185	185
4.000% due 02/01/2014 - 04/01/2014 (h)	3,310	3,377
4.347% due 11/01/2034 (h)	3,910	3,972
4.375% due 03/01/2033 (h)	253	253
4.500% due 02/01/2013 - 05/01/2013 (h)	3,234	3,308
4.818% due 09/01/2035 (h)	977	997
4.880% due 12/01/2015 (h)	1,874	1,970
4.934% due 12/01/2034 (h)	194	198
4.990% due 10/01/2015 (h)	20,211	21,352
5.000% due 02/01/2013 - 05/01/2038 (h)	11,594	11,951

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.055% due 11/01/2015 (h)(i)	$10,316	$10,935
5.121% due 12/01/2036 (h)	355	360
5.140% due 11/01/2015 (h)(i)	3,367	3,583
5.180% due 11/01/2015 (h)(i)	3,226	3,440
5.220% due 12/01/2015 (h)	13,200	14,103
5.243% due 05/01/2026 (h)	28	28
5.360% due 01/01/2016 (h)	987	1,062
5.500% due 05/25/2027 - 02/01/2048 (h)	286,448	297,750
5.500% due 10/01/2028 - 02/01/2037	131	137
5.633% due 09/01/2019	13	13
5.700% due 08/01/2018 (h)	3,741	3,757
6.000% due 01/01/2023 - 07/25/2044 (h)	17,377	18,220
6.000% due 02/01/2029 - 08/01/2031	24	25
6.500% due 09/01/2024 - 06/25/2044 (h)	7,048	7,440

Federal Housing Administration
6.896% due 07/01/2020	995	993
7.430% due 09/01/2022 - 11/01/2022	81	82

Freddie Mac
0.782% due 08/25/2031	61	49
0.906% due 12/15/2030 (h)	440	436
1.006% due 12/15/2031 (h)	153	150
4.500% due 07/15/2018 (h)	2,182	2,244
4.841% due 06/01/2024	58	59
4.865% due 11/01/2035 (h)	920	939
4.884% due 10/01/2035 (h)	827	824
5.000% due 11/15/2021 - 12/15/2031 (h)	7,002	7,167
5.032% due 08/01/2035 (h)	1,043	1,066
5.103% due 10/01/2035 (h)	899	924

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.226% due 03/01/2036 (h)	$1,046	$1,078
5.335% due 09/01/2035 (h)	187	193
5.500% due 06/01/2036 (h)	3,549	3,694
6.000% due 09/01/2021 - 11/01/2023 (h)	4,377	4,596
7.000% due 09/01/2036 (h)	5,115	5,378

Ginnie Mae
4.125% due 10/20/2029 (h)	39	39
4.500% due 09/15/2033 (h)	38	38
6.000% due 08/20/2034 - 09/20/2038 (h)	12,882	13,545
6.000% due 05/01/2039	13,000	13,542

Small Business Administration
4.625% due 02/01/2025	834	876
4.754% due 08/10/2014	46	47
5.110% due 04/01/2025	1,880	1,992

		487,087

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	21,500	21,312

Total United States (Cost $1,827,513)		1,483,486

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	3,159	3,159
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,227. Repurchase proceeds are $3,159.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$8,300	$8,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $8,496. Repurchase proceeds are $8,300.)

		11,459

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (g)	280	280

U.S. TREASURY BILLS 3.1%
0.199% due 04/02/2009 - 06/11/2009 (c)(e)(f)(g)	59,860	59,853

Total Short-Term Instruments (Cost $71,592)		71,592

PURCHASED OPTIONS (k) 0.0%
(Cost $146)		172

Total Investments 143.8% (Cost $3,196,053)		$2,742,519

Written Options (l) (0.8%) (Premiums $6,477)		(16,075)

Other Assets and Liabilities (Net) (43.0%)		(819,040)

Net Assets 100.0%		$1,907,404

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	The Foreign Bond Fund (Unhedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $960 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $53,413 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $640 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $431,625 at a weighted average interest rate of 2.214%. On March 31, 2009, securities valued at $467,237 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $14,548 and cash of $13,532 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	334	$134
90-Day Euribor June Futures	Long	06/2010	394	264
90-Day Euribor March Futures	Long	03/2010	195	55
90-Day Euribor March Futures	Long	03/2011	22	0
90-Day Euribor September Futures	Long	09/2010	584	209
Euro-Bobl June Futures	Long	06/2009	80	37
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	20	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.250	Long	06/2009	66	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.500	Long	06/2009	88	0
Euro-Bobl May Futures Put Options Strike @ EUR 106.250	Long	05/2009	289	0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	119	142
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	1,156	0
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 107.500	Long	06/2009	312	0
Euro-Schatz June Futures	Long	06/2009	23	5
Euro-Schatz June Futures	Short	06/2009	23	1
Japan Government 10-Year Bond June Futures	Long	06/2009	16	(191)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	106	23

84	PIMCO Funds	See Accompanying Notes

March 31, 2009

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	$275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	697
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	105	355

				$2,006

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,000	$41	$0	$41
Ace INA Holdings, Inc.	DUB	(0.610%	)	06/20/2015	1.250%		1,500	53	0	53
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Alcan, Inc.	BOA	(0.290%	)	03/20/2011	1.406%		$2,600	56	0	56
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		1,100	34	0	34
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		1,600	23	0	23
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	1.021%		700	(4)	0	(4)
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	3.457%		1,600	278	0	278
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	3.974%		4,000	332	0	332
Barclays Bank PLC	RBS	(2.600%	)	12/20/2013	2.100%		5,000	(111)	0	(111)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		6,900	732	0	732
Bear Stearns Cos., Inc.	BNP	(2.180%	)	03/20/2018	1.790%		15,500	(442)	0	(442)
Bear Stearns Cos., Inc.	DUB	(0.770%	)	03/20/2018	1.790%		4,000	289	0	289
Bear Stearns Cos., Inc.	RBS	(2.223%	)	03/20/2018	1.790%		500	(16)	0	(16)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		2,700	(90)	0	(90)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	2.836%		6,000	871	0	871
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.220%		2,800	122	0	122
Citigroup, Inc.	BCLY	(3.000%	)	12/20/2013	6.325%		3,800	442	0	442
Citigroup, Inc.	BCLY	(3.600%	)	12/20/2013	6.325%		7,000	664	0	664
Citigroup, Inc.	BCLY	(2.700%	)	12/20/2018	5.273%		2,000	295	0	295
Citigroup, Inc.	CSFB	(3.550%	)	12/20/2013	6.325%		3,900	377	0	377
CNA Financial Corp.	BOA	(0.940%	)	12/20/2014	3.454%		6,000	691	0	691
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		2,000	169	0	169
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,600	29	0	29
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.700%		$1,000	(5)	0	(5)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.700%		4,600	(174)	0	(174)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	1.306%		1,700	36	0	36
Credit Suisse Group	DUB	(2.000%	)	06/20/2013	1.830%		28,600	(210)	0	(210)
CVS Caremark Corp.	DUB	(1.100%	)	06/20/2010	0.877%		4,100	(14)	0	(14)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%		700	11	0	11
Daimler Canada Finance, Inc.	RBC	(0.350%	)	06/20/2009	2.840%		2,000	11	0	11
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		700	20	0	20
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,100	60	0	60
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		1,300	428	0	428
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%		2,300	291	0	291
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		1,400	2	0	2
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	2.454%		5,000	446	0	446
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,500	230	0	230
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	2.439%		3,800	279	0	279
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	2.439%		5,700	379	0	379
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		1,200	157	0	157
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		800	8	0	8
H.J. Heinz Finance Co.	RBS	(0.306%	)	03/20/2012	0.725%		2,900	35	0	35
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	7.146%		2,900	867	0	867
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		700	109	0	109
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		8,000	1,578	0	1,578
Home Depot, Inc.	BCLY	(1.150%	)	03/20/2016	1.768%		8,000	290	0	290
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	10.693%		8,250	2,636	0	2,636
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,400	917	0	917
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	22.414%		8,000	2,910	0	2,910
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	19.688%		8,000	3,146	0	3,146
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%		2,600	105	0	105
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.790%		5,200	383	0	383
JPMorgan Chase & Co.	CSFB	(1.500%	)	12/20/2013	2.061%		4,300	99	0	99
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		200	15	0	15
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		3,600	268	0	268
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	2.902%		1,900	284	0	284
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	49	0	49
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		$700	(4)	0	(4)
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		500	9	0	9
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		800	26	0	26

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		$700	$23	$0	$23
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		1,900	(2)	0	(2)
Masco Corp.	CITI	(1.910%	)	12/20/2016	4.632%		30,000	4,337	0	4,337
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		700	96	0	96
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%		2,200	108	0	108
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%		1,900	29	0	29
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.762%		2,700	31	0	31
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	5.148%		10,000	2,056	0	2,056
Morgan Stanley	JPM	(1.350%	)	12/20/2015	3.448%		7,200	777	0	777
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%		2,200	377	0	377
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		800	133	0	133
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.838%		6,800	96	0	96
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%		8,000	(109)	0	(109)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	1.900%		8,000	611	0	611
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,000	36	0	36
Prologis	BOA	(1.480%	)	12/20/2015	16.656%		8,000	3,225	0	3,225
RadioShack Corp.	DUB	(1.400%	)	06/20/2013	2.100%		6,400	169	0	169
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		7,800	203	0	203
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		8,000	672	0	672
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.596%		1,600	10	0	10
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		400	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	2.800%		2,300	208	0	208
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		8,000	2,116	0	2,116
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	8,000	156	0	156
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$3,300	375	0	375
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	7.416%		3,700	634	0	634
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,000	69	0	69
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	3.802%		6,000	664	0	664
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,500	614	0	614
UBS Warburg LLC	BCLY	(1.820%	)	12/20/2013	2.290%	EUR	12,300	307	0	307
UBS Warburg LLC	BCLY	(2.150%	)	12/20/2013	2.290%		1,900	13	0	13
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		2,000	8	0	8
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		6,000	7	0	7
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%		3,300	(11)	0	(11)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,400	(8)	0	(8)
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%	EUR	2,000	8	0	8
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		500	2	0	2
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%		1,800	44	0	44
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%		$1,000	15	0	15
Valero Energy Corp.	CITI	(1.120%	)	06/20/2017	2.050%		2,000	123	0	123
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		1,800	(19)	0	(19)
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		700	32	0	32
Viacom, Inc.	RBS	(3.250%	)	06/20/2011	2.829%		300	(3)	0	(3)
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		3,300	(13)	0	(13)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		3,400	(18)	0	(18)
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		2,660	(18)	0	(18)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		6,400	(46)	0	(46)
Vivendi	RBS	(3.100%	)	06/20/2013	1.674%		1,440	(81)	0	(81)
Wells Fargo & Co.	RBS	(1.750%	)	12/20/2013	2.968%		3,200	156	0	156
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,500	42	0	42
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		$500	106	0	106

								$38,999	$0	$38,999

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,500	$(57)	$0	$(57)
Berkshire Hathaway Finance Corp.	GSC	0.980%	09/20/2013	3.793%	2,900	(307)	0	(307)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2013	3.793%	3,600	(379)	0	(379)
Brazil Government International Bond	JPM	1.260%	08/20/2011	2.570%	4,200	(121)	0	(121)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	5,800	(155)	0	(155)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	2,000	(64)	(100)	36
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	400	(24)	0	(24)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	1,000	(63)	0	(63)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	4,000	(163)	0	(163)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	2,800	(56)	0	(56)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	7,000	(209)	0	(209)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,500	(288)	0	(288)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	11,100	41	0	41
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,200	9	0	9

86	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	$1,400	$(593)	$0	$(593)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	5,800	(205)	0	(205)

						$(2,634)	$(100)	$(2,534)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		$55,925	$5,551	$(397)	$5,948
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		7,320	727	(50)	777
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		36,307	3,463	86	3,377
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017		88,816	8,471	2,193	6,278
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		7,613	726	57	669
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		186,904	17,825	3,473	14,352
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	15,200	102	(1,373)	1,475
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		13,100	2,308	(89)	2,397
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		4,400	775	(24)	799

							$39,948	$3,876	$36,072

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(7,010)	$(2,724)	$(4,286)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	4,000	(2,799)	(1,505)	(1,294)

					$(9,809)	$(4,229)	$(5,580)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$463	$(11)	$474
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	800	(16)	816
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	922	23	899
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	132	0	132
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		3,300	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,000	20	0	20
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	474	0	474
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	DUB	AUD	9,800	0	5	(5)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		236,000	(17)	141	(158)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	13,200	(652)	(4)	(648)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(533)	(140)	(393)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(546)	(146)	(400)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(839)	(81)	(758)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(3,589)	(799)	(2,790)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(807)	(7)	(800)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		18,000	405	(19)	424
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$16,800	(1,564)	318	(1,882)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		30,300	(2,821)	912	(3,733)

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		$63,900	$(5,949)	$1,988	$(7,937)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		31,700	(2,951)	534	(3,485)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		32,000	(2,979)	(2,904)	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(9,653)	601	(10,254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(2,988)	(73)	(2,915)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,200	(7,630)	268	(7,898)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		22,700	(2,178)	(2,746)	568
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		38,300	1,429	419	1,010
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		25,300	944	(79)	1,023
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(310)	(27)	(283)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		8,300	(2,868)	(534)	(2,334)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(3,696)	(738)	(2,958)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM	EUR	348,500	8,824	2,943	5,881
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		76,800	687	86	601
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		111,900	(131)	(1,005)	874
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	2,600	(455)	(663)	208
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	30	40	(10)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,820,000	9,428	6,853	2,575
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		2,360,000	573	410	163
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		860,000	172	200	(28)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(2,651)	72	(2,723)

							$(30,200)	$5,755	$(35,955)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$143.000	05/22/2009	143	$3	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	146.000	05/22/2009	30	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	75.000	05/22/2009	507	5	8

				$8	$11

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$0.980	04/01/2009	EUR	500,000	$68	$1
Call - OTC USD versus JPY	JPY	118.500	04/16/2009		$300,000	30	160

						$98	$161

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2039	$84.094	06/04/2009	$24,000	$3	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	87.000	06/04/2009	7,000	1	0
Put - OTC Fannie Mae 5.500% due 06/01/2039	88.000	06/04/2009	20,000	2	0
Put - OTC Freddie Mac 5.500% due 04/01/2039	84.000	04/06/2009	15,000	2	0
Put - OTC Freddie Mac 5.500% due 06/01/2039	87.250	06/04/2009	61,500	7	0
Put - OTC Ginnie Mae 6.000% due 06/01/2039	93.000	06/11/2009	83,000	10	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	52.000	06/12/2009	19,300	2	0
Put - OTC U.S. Treasury Note 2.500% due 03/15/2013	83.000	04/17/2009	6,000	0	0
Put - OTC U.S. Treasury Note 4.250% due 08/15/2013	89.000	04/17/2009	50,500	6	0
Put - OTC U.S. Treasury Note 4.250% due 11/15/2013	88.000	04/17/2009	58,800	7	0

				$40	$0

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	126	$30	$30
Call - CBOT U.S. Treasury 10-Year Note May Futures	127.000	04/24/2009	272	120	53
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	126	41	27
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,406	909	27
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	523	226	52

				$1,326	$189

88	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	6,000	$65	$99
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		6,000	63	0
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	3,199
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		17,000	180	7
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$21,000	160	34
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		9,600	40	25
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		12,400	58	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		12,400	90	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		20,000	136	32
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		2,000	9	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,500	118	31
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		5,000	48	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		31,700	859	5,285
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		57,000	142	7
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		80,500	370	31
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		600	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		600	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		68,600	62	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		14,100	32	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		32,100	60	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		43,500	112	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	2,834
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	4,226

								$4,829	$15,842

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$44,000	$133	$16
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	22,000	108	27
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	31,000	81	1

				$322	$44

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	24,822	1,077,300		0		138,008		24,290	22,409
Closing Buys	(23,299)	(1,475,000)		(50,600)		(130,708)		(39,490)	(36,760)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,453	$579,800	AUD	0	EUR	101,200	GBP	0	$6,477

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	03/26/2008	$955	$836	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,327	3,243	0.17%

				$5,282	$4,079	0.21%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$4,000	$4,080	$4,142
Freddie Mac	6.000%	04/01/2039	1,700	1,754	1,777

				$5,834	$5,919

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(207)	$(207)
Sell		HSBC	38,915	04/2009	0	(1)	(1)
Sell	AUD	DUB	14,214	04/2009	0	(831)	(831)
Buy		UBS	1,375	05/2009	0	(10)	(10)
Sell	BRL	RBC	404	06/2009	41	0	41
Buy	CAD	BNP	8,760	04/2009	101	(4)	97
Sell		BNP	8,541	04/2009	0	(100)	(100)
Buy		GSC	1,490	04/2009	21	0	21
Buy		JPM	17,400	04/2009	10	0	10
Sell		JPM	17,504	04/2009	184	0	184
Buy		RBS	2,400	04/2009	0	(46)	(46)
Buy		UBS	3,000	04/2009	10	0	10
Sell		UBS	1,271	04/2009	0	(22)	(22)
Buy	CLP	BCLY	449,185	05/2009	0	(8)	(8)
Sell		CITI	479,200	05/2009	12	0	12
Sell		DUB	449,185	05/2009	2	0	2
Buy		HSBC	479,200	05/2009	88	0	88
Sell		BCLY	449,185	11/2009	10	0	10
Buy		CITI	479,200	11/2009	0	(14)	(14)
Buy	CNY	BCLY	194,369	05/2009	216	(628)	(412)
Sell		BCLY	162,373	05/2009	0	(369)	(369)
Buy		CITI	139,089	05/2009	0	(910)	(910)
Sell		DUB	85,852	05/2009	0	(272)	(272)
Buy		HSBC	32,333	05/2009	0	(141)	(141)
Sell		HSBC	105,191	05/2009	53	(119)	(66)
Buy		JPM	60,488	05/2009	0	(349)	(349)
Sell		JPM	75,448	05/2009	0	(270)	(270)
Buy		MSC	28,011	05/2009	0	(168)	(168)
Sell		UBS	25,427	05/2009	0	(83)	(83)
Buy		BCLY	4,341	07/2009	0	(40)	(40)
Sell		BCLY	39,954	07/2009	0	(127)	(127)
Buy		DUB	65,957	07/2009	0	(578)	(578)
Buy		HSBC	20,656	07/2009	0	(180)	(180)
Buy		JPM	27,196	07/2009	0	(237)	(237)
Sell		JPM	78,197	07/2009	0	(297)	(297)
Buy		BCLY	5,937	09/2009	11	0	11
Buy		CITI	5,900	09/2009	15	0	15
Buy		DUB	26,747	09/2009	62	0	62
Sell		DUB	55,341	09/2009	0	(276)	(276)
Buy		HSBC	11,926	09/2009	29	0	29
Buy		JPM	4,832	09/2009	9	0	9
Buy		BCLY	27,062	05/2010	0	(410)	(410)
Sell		BCLY	57,554	05/2010	0	(440)	(440)
Buy		MLP	30,492	05/2010	0	(446)	(446)
Buy	DKK	UBS	128,317	06/2009	1,268	0	1,268
Buy	EUR	BCLY	6,481	04/2009	79	0	79
Sell		BCLY	47,011	04/2009	1,084	(600)	484
Buy		BNP	3,880	04/2009	5	(121)	(116)
Sell		BNP	3,636	04/2009	129	(14)	115
Buy		CITI	1,080	04/2009	0	(36)	(36)
Sell		CITI	3,719	04/2009	0	(118)	(118)
Buy		GSC	928	04/2009	16	0	16
Sell		GSC	25,600	04/2009	633	(177)	456
Buy		HSBC	524,071	04/2009	34,452	0	34,452
Sell		HSBC	3,260	04/2009	105	0	105
Sell		JPM	9	04/2009	0	0	0
Buy		MSC	7,324	04/2009	0	(214)	(214)
Sell		MSC	1,313	04/2009	0	(87)	(87)
Buy		RBS	2,986	04/2009	60	0	60
Buy		UBS	5,103	04/2009	0	(111)	(111)
Sell	GBP	BCLY	10,352	04/2009	198	0	198
Buy		BNP	93	04/2009	3	0	3
Buy		CITI	1,752	04/2009	0	(36)	(36)
Sell		CITI	1,101	04/2009	0	(36)	(36)
Sell		CSFB	6,399	04/2009	0	(354)	(354)
Buy		DUB	19,291	04/2009	0	(285)	(285)
Buy		HSBC	1,088	04/2009	25	0	25
Buy		JPM	304	04/2009	11	0	11
Sell		JPM	1,894	04/2009	1	(62)	(61)
Buy		MSC	72,378	04/2009	31	(832)	(801)
Buy		RBS	2,694	04/2009	62	0	62
Sell		RBS	1,314	04/2009	0	(10)	(10)
Sell		UBS	12,771	04/2009	503	0	503

90	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	22,493	04/2009	$0	$(8)	$(8)
Buy		BOA	15,747	04/2009	1	0	1
Buy		CITI	13,501	04/2009	0	(4)	(4)
Buy		DUB	13,553	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(6)	(6)
Sell		JPM	84,300	04/2009	0	(19)	(19)
Sell		BOA	512	07/2009	0	0	0
Sell		CITI	510	07/2009	0	0	0
Sell		DUB	449	07/2009	0	0	0
Sell	JPY	CITI	266,816	04/2009	27	0	27
Buy		RBS	50,790	04/2009	0	0	0
Sell		BCLY	998,504	05/2009	40	0	40
Buy		BNP	37,667,071	05/2009	0	(6,524)	(6,524)
Sell		BNP	1,003,525	05/2009	199	0	199
Buy		CITI	2,929	05/2009	0	0	0
Sell		CITI	3,767,104	05/2009	388	0	388
Buy		DUB	540,338	05/2009	0	(126)	(126)
Sell		DUB	2,648,706	05/2009	472	0	472
Sell		GSC	488,111	05/2009	55	0	55
Buy		HSBC	1,075	05/2009	0	0	0
Sell		HSBC	351,084	05/2009	22	0	22
Sell		JPM	109,020	05/2009	7	0	7
Buy		MSC	280,028	05/2009	0	(13)	(13)
Buy		RBS	100,000	05/2009	1	0	1
Sell		RBS	334,613	05/2009	19	0	19
Buy		UBS	147,153	05/2009	0	(24)	(24)
Sell		UBS	1,678,076	05/2009	137	0	137
Buy		MSC	37,513,107	06/2009	0	(5,990)	(5,990)
Sell	KRW	BCLY	81,715	04/2009	1	0	1
Sell		BOA	57,217	04/2009	0	0	0
Buy	MXN	CITI	2,744	05/2009	0	(59)	(59)
Sell		CITI	124	05/2009	0	0	0
Sell		JPM	2,753	05/2009	0	0	0
Buy		MLP	133	05/2009	0	(1)	(1)
Buy		CITI	124	11/2009	0	0	0
Buy	MYR	BCLY	4,757	04/2009	0	(55)	(55)
Sell		BCLY	3,941	04/2009	0	(2)	(2)
Buy		BOA	4,029	04/2009	0	(45)	(45)
Buy		CITI	8,157	04/2009	0	(83)	(83)
Buy		HSBC	4,150	04/2009	0	(42)	(42)
Sell		HSBC	577	04/2009	2	0	2
Sell		JPM	9,974	04/2009	80	0	80
Buy		BCLY	3,965	08/2009	7	0	7
Sell		BCLY	10,708	08/2009	84	0	84
Buy	PHP	BCLY	3,327	05/2009	1	0	1
Buy		CITI	81,236	05/2009	5	(9)	(4)
Buy		JPM	24,250	05/2009	0	0	0
Sell		CITI	115,076	08/2009	34	0	34
Sell	PLN	DUB	759	05/2009	50	0	50
Buy		HSBC	390	05/2009	0	(61)	(61)
Sell		HSBC	312	05/2009	15	0	15
Buy		JPM	681	05/2009	0	(42)	(42)
Sell	RUB	BCLY	167,096	05/2009	119	0	119
Sell		HSBC	6,573	05/2009	16	0	16
Sell		JPM	158,869	05/2009	1,222	0	1,222
Buy		UBS	332,538	05/2009	0	(4,000)	(4,000)
Buy	SAR	JPM	32,653	04/2009	0	(134)	(134)
Sell		JPM	32,653	04/2009	0	(21)	(21)
Sell	SEK	MSC	51,847	04/2009	0	(692)	(692)
Buy		RBS	51,847	04/2009	17	0	17
Sell		CITI	16,807	06/2009	26	(34)	(8)
Buy		MSC	51,847	06/2009	592	0	592
Sell		RBS	51,847	06/2009	0	(17)	(17)
Buy		UBS	110,120	06/2009	1,422	0	1,422
Buy	SGD	CITI	3,678	04/2009	0	(103)	(103)
Buy		DUB	2,346	04/2009	0	(48)	(48)
Buy		HSBC	936	04/2009	0	(25)	(25)
Sell		JPM	9,960	04/2009	183	0	183
Buy		RBS	1,523	04/2009	0	(35)	(35)
Buy		HSBC	1,360	07/2009	0	(47)	(47)
Buy	TWD	CITI	3,653	05/2009	0	(3)	(3)
Sell		JPM	5,804	05/2009	0	(1)	(1)
Buy	ZAR	BCLY	74	05/2009	1	0	1
Sell		BCLY	74	05/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	BCLY	74	11/2009	$0	$0	$0

					$44,784	$(28,951)	$15,833

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$111	$2,708,098	$34,310	$2,742,519
Short Sales, at value	0	(5,919)	0	(5,919)
Other Financial Instruments ++	2,007	27,881	2,878	32,766

Total	$2,118	$2,730,060	$37,188	$2,769,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$50,254	$18,278	$172	$(282)	$(16,177)	$(17,935)	$34,310
Other Financial Instruments ++	(789)	0	0	0	3,667	0	2,878

Total	$49,465	$18,278	$172	$(282)	$(12,510)	$(17,935)	$37,188

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

92	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$3,508

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	3,994
4.500% due 02/20/2014	AUD	18,900	13,046

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

National Australia Bank Ltd.
1.462% due 06/29/2016		5,600	4,603
1.489% due 06/19/2017		500	399

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,452

Puma Finance Ltd.
1.321% due 02/21/2038		$4,051	3,655
3.272% due 08/22/2037	AUD	4,468	2,887
3.510% due 07/12/2036		1,997	1,313

Seven Media Group
5.365% due 02/07/2013		6,286	2,164
6.267% due 02/07/2013		1,505	518

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$6,692	5,828

Swan Trust
1.302% due 05/12/2037		326	304

Torrens Trust
3.587% due 10/19/2038	AUD	11,046	6,984

Total Australia (Cost $63,591)			53,811

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$10,700	9,839

Total Bermuda (Cost $9,870)			9,839

CANADA 3.7%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,668

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	14,379

Canada Government Bond
5.750% due 06/01/2029		3,800	3,921
8.000% due 06/01/2023		11,500	13,907

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,031

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,250

Province of Ontario Canada
4.700% due 06/02/2037		13,000	10,149
5.600% due 06/02/2035		8,600	7,486
6.200% due 06/02/2031		2,200	2,029

Province of Quebec Canada
5.000% due 12/01/2038		12,100	9,533
5.750% due 12/01/2036		8,800	7,613

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,276

Total Canada (Cost $104,137)			98,523

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAYMAN ISLANDS 1.3%

Foundation Re II Ltd.
7.988% due 11/26/2010		$1,650	$1,582

Green Valley Ltd.
6.329% due 01/10/2011	EUR	2,400	3,057

Longpoint Re Ltd.
6.570% due 05/08/2010		$2,900	2,817

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		4,300	3,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	7,178

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	2,329

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010		$400	382
9.011% due 06/07/2010		6,300	6,068

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	362	4

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$4,400	2,714
6.164% due 01/29/2049	GBP	1,412	770

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $43,082)			34,091

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,275	234

Realkredit Danmark A/S
5.000% due 10/01/2038		14,997	2,528

Total Denmark (Cost $2,713)			2,762

FRANCE 2.0%

AUTO Asset-Backed Securities
1.977% due 02/25/2019	EUR	300	362

AXA S.A.
3.750% due 01/01/2017		430	1,038

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	2,202

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,095

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	1,925

France Government Bond
4.750% due 04/25/2035	EUR	11,600	16,772
5.750% due 10/25/2032		11,100	18,032

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$7,000	6,551

Total France (Cost $65,911)			54,977

GERMANY 9.7%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,991

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Driver One GmbH
1.290% due 10/21/2015	EUR	100	$124

Republic of Germany
4.000% due 01/04/2037		8,300	11,164
4.750% due 07/04/2034		9,000	13,255
5.500% due 01/04/2031		33,550	53,489
5.625% due 01/04/2028		24,870	39,798
6.250% due 01/04/2030		20,712	35,702
6.500% due 07/04/2027		56,860	99,605

Total Germany (Cost $242,852)			259,128

IRELAND 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		300	343

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035		1,167	1,279

DECO Series
2.369% due 10/27/2019		50	49

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	2,324

German Residential Asset Note Distributor PLC
2.693% due 07/20/2016	EUR	1,499	1,494

Immeo Residential Finance PLC
1.810% due 12/15/2016		4,277	3,955

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,686	3,432
1.528% due 07/10/2019		500	594

Total Ireland (Cost $19,746)			17,094

ITALY 0.3%

IntesaBci Sec 2 SRL
2.115% due 08/28/2023	EUR	3,416	4,339

Locat Securitisation Vehicle SRL
1.847% due 12/12/2028		100	121

Siena Mortgages SpA
1.880% due 12/16/2038		653	819

Vela Home SRL
2.534% due 10/24/2027		1,534	1,987

Total Italy (Cost $7,993)			7,266

JAPAN 21.6%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,609

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,088,280	9,521
1.000% due 06/10/2016		3,492,620	30,486
1.100% due 12/10/2016		6,088,720	53,239
1.200% due 03/10/2017		50,300	439
1.200% due 06/10/2017		10,203,670	88,386
1.200% due 12/10/2017		10,547,340	91,045
1.400% due 06/10/2018		777,660	6,782

Japan Government International Bond
1.500% due 12/20/2017		8,910,000	92,506

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 09/20/2018	JPY	2,150,000	$22,162
1.800% due 06/20/2017		4,680,000	49,818
2.300% due 06/20/2035		5,250,000	55,417
2.400% due 03/20/2034		2,470,000	26,583
2.500% due 09/20/2035		1,730,000	19,004
2.500% due 09/20/2036		1,690,000	18,535
2.500% due 09/20/2037		250,000	2,760

Resona Bank Ltd.
5.850% due 09/29/2049		$9,600	4,902

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	825

Total Japan (Cost $589,312)			580,376

JERSEY, CHANNEL ISLANDS 0.2%

Arran Master Trust
1.370% due 12/15/2012		$400	365

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	598

Lloyds TSB Capital
7.375% due 12/29/2049		500	249

WPP PLC
6.000% due 04/04/2017	GBP	4,075	4,555

Total Jersey, Channel Islands (Cost $6,454)			5,767

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,454

Total Liberia (Cost $1,735)			1,454

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,166

Silver Arrow S.A.
1.341% due 08/15/2014	EUR	165	217

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	9,854

Total Luxembourg (Cost $17,745)			14,237

NETHERLANDS 1.0%

Atomium Mortgage Finance BV
1.753% due 07/01/2034	EUR	327	434

Delphinus BV
1.680% due 09/25/2096		400	495

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	12,578

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.048% due 07/02/2037		222	274
3.208% due 10/02/2079		2,405	3,039

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	803	973

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		158	209

ING Bank NV
3.900% due 03/19/2014		$9,500	9,579

Saecure BV
2.017% due 05/25/2036	EUR	176	222

Total Netherlands (Cost $27,752)			27,861

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	$11,201

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,652

Total New Zealand (Cost $12,830)			12,853

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,261

Total Norway (Cost $4,770)			4,261

RUSSIA 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	711
7.343% due 04/11/2013		$1,600	1,410
8.146% due 04/11/2018		1,100	908

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		3,803	3,500

Total Russia (Cost $7,298)			6,529

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	4,740

Total South Korea (Cost $6,468)			4,740

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,082

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	4,681

Total Spain (Cost $34,260)			27,763

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$33,800	32,702

UBS AG
2.154% due 05/05/2010		16,200	16,168
2.219% due 06/19/2010		10,400	9,816
5.750% due 04/25/2018		5,000	4,192
5.875% due 12/20/2017		6,000	5,172
7.152% due 12/29/2049	EUR	4,100	2,342

Total Switzerland (Cost $76,070)			70,392

UNITED KINGDOM 13.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,761

Barclays Bank PLC
6.050% due 12/04/2017		$20,650	16,275
7.434% due 09/29/2049		3,300	1,373
7.700% due 04/29/2049		5,500	2,420

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	1,209	1,571

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	189

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	$6,584

Hanson Ltd.
6.125% due 08/15/2016		$2,000	861

HBOS PLC
6.750% due 05/21/2018		7,100	5,486

HSBC Holdings PLC
6.500% due 05/02/2036		16,400	13,590

Lloyds Banking Group PLC
5.920% due 09/29/2049		14,200	2,627

National Grid PLC
4.980% due 06/22/2011 (m)	CAD	4,900	3,845

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,365

Permanent Financing PLC
1.856% due 09/10/2032	EUR	100	123

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	1,314

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,297

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	10,361

United Kingdom Gilt
4.250% due 06/07/2032		18,700	27,752
4.250% due 03/07/2036		15,000	21,686
4.500% due 03/07/2019		20,000	31,940
4.750% due 09/07/2015		68,500	110,416
4.750% due 03/07/2020		25,200	40,801
4.750% due 12/07/2038		17,100	26,960
5.000% due 03/07/2025		3,800	6,166
8.000% due 06/07/2021		6,500	13,626
8.750% due 08/25/2017		4,500	9,267

Total United Kingdom (Cost $411,093)			373,656

UNITED STATES 68.8%

ASSET-BACKED SECURITIES 3.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,321	2,705

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		386	342

ACE Securities Corp.
0.572% due 07/25/2036		11	11

Amortizing Residential Collateral Trust
0.812% due 07/25/2032		44	17

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		221	119

Asset-Backed Funding Certificates
0.582% due 10/25/2036		107	103
0.582% due 01/25/2037		1,926	1,639

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		117	104

BA Credit Card Trust
0.756% due 01/15/2013		300	288

Bear Stearns Asset-Backed Securities Trust
0.592% due 12/25/2036		81	62
0.602% due 10/25/2036		69	60
0.922% due 10/27/2032		141	89
0.972% due 03/25/2043		12	11
1.182% due 10/25/2032		79	46
1.522% due 10/25/2037		165	107

BNC Mortgage Loan Trust
0.622% due 05/25/2037		122	91

94	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	$1,704	$1,569
0.842% due 10/25/2035	227	197

Chase Issuance Trust
0.556% due 04/16/2012	800	777
0.806% due 09/15/2011	2,200	2,178
1.306% due 08/17/2015	800	709
2.820% due 09/15/2015	26,700	24,462

Citibank Credit Card Issuance Trust
1.241% due 05/21/2012	100	97

Citicorp Residential Mortgage Securities, Inc.
0.612% due 03/25/2037	1,814	1,747

Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037	37	36
0.622% due 10/25/2036	341	301

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	448	326
6.681% due 12/01/2033	372	303

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	330	282
0.572% due 12/25/2046	20	19
0.572% due 06/25/2047	2,315	2,057
0.592% due 06/25/2047	599	538
0.602% due 06/25/2037	78	69
0.602% due 10/25/2047	469	415
0.622% due 09/25/2047	6,525	5,572
0.632% due 10/25/2046	276	248
0.702% due 09/25/2036	684	476
0.862% due 12/25/2036	1,322	756

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	74	65

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	45	42
1.142% due 01/25/2032	76	36

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	315	281
0.592% due 12/25/2037	48	44

Fremont Home Loan Trust
0.572% due 10/25/2036	49	45
0.582% due 01/25/2037	83	71
0.632% due 02/25/2036	124	110

Home Equity Asset Trust
1.122% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	1,248	1,179

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	76	67
0.612% due 10/25/2036	1,312	1,074
0.632% due 08/25/2036	200	88

Lehman XS Trust
0.602% due 08/25/2046	19	18

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	122	117
0.582% due 11/25/2036	114	105

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	24	23
0.582% due 04/25/2037	1	1
0.592% due 08/25/2036	550	518
0.602% due 09/25/2037	226	206
0.642% due 02/25/2037	246	204

Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	346	249

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	$155	$126

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037	416	345
0.642% due 04/25/2037	45	40

Nelnet Student Loan Trust
1.689% due 04/27/2015	84	83

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	415	315

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	173	95

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	615	531
0.602% due 10/25/2036	122	113
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.592% due 02/25/2037	378	333
1.022% due 07/25/2032	264	120

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037	110	72

SLC Student Loan Trust
1.214% due 02/15/2015	122	122
1.770% due 06/15/2017	100	93

SLM Student Loan Trust
1.139% due 04/25/2014	110	109
1.149% due 10/27/2014	2,102	2,093
1.159% due 10/25/2013	147	147
1.159% due 07/25/2017	200	190
1.520% due 12/17/2018	23	22
1.659% due 10/25/2017	9,100	8,784
1.839% due 07/25/2013	642	639
1.959% due 10/25/2013	90	90
2.659% due 04/25/2023	28,616	28,124

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	138	113
0.602% due 01/25/2037	114	109

South Carolina Student Loan Corp.
1.761% due 09/02/2014	292	289

Structured Asset Securities Corp.
0.812% due 01/25/2033	17	9

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	18	17
0.752% due 10/25/2035	2,045	1,829

		98,445

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	18,223	9,829

Ford Motor Co.
3.560% due 12/16/2013	2,151	1,036

NRG Energy, Inc.
1.979% due 02/01/2013	196	177
2.959% due 02/01/2013	670	605

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	15	10
4.018% due 10/10/2014	23	15
4.033% due 10/10/2014	2,932	1,941

		13,613

CORPORATE BONDS & NOTES 27.0%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,372

Allstate Life Global Funding II
1.901% due 05/21/2010	14,900	14,201

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$5,700	$5,520

Altria Group, Inc.
9.700% due 11/10/2018		11,500	12,546

American Express Bank FSB
0.581% due 04/26/2010		19,550	18,330
0.714% due 06/12/2012		3,400	2,596
5.500% due 04/16/2013		21,700	18,739

American Express Co.
7.000% due 03/19/2018		13,900	12,289

American Express Credit Corp.
1.920% due 05/27/2010		200	189
5.875% due 05/02/2013		4,500	3,956

American International Group, Inc.
1.252% due 10/18/2011		5,000	2,619
4.875% due 03/15/2067	EUR	5,500	621
4.950% due 03/20/2012		$10,000	4,893
5.600% due 10/18/2016		1,300	575
5.750% due 03/15/2067	GBP	8,200	1,000
5.850% due 01/16/2018		$17,000	6,668
8.000% due 05/22/2038	EUR	17,100	2,499
8.175% due 05/15/2058		$17,500	1,492
8.250% due 08/15/2018		5,400	2,314

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,861

AT&T, Inc.
5.500% due 02/01/2018		16,200	15,695
6.300% due 01/15/2038		11,100	9,793

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,988
6.500% due 01/15/2014		1,000	994

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,418

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,483

Bank of America Corp.
1.356% due 11/06/2009		6,820	6,731
4.750% due 05/23/2017	EUR	12,700	9,148
8.125% due 12/29/2049		$17,900	7,363

Bank of America N.A.
1.331% due 06/12/2009		900	899

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,863
7.250% due 02/01/2018		7,000	7,245

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,704

Boston Scientific Corp.
6.000% due 06/15/2011		400	390
6.400% due 06/15/2016		4,300	4,021

Brunswick Corp.
11.750% due 08/15/2013		3,000	1,982

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,632

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,233

CIT Group, Inc.
1.358% due 08/17/2009		7,800	6,970

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	8,976

Citigroup Funding, Inc.
2.291% due 05/07/2010		14,900	13,379

Citigroup, Inc.
1.698% due 06/28/2013	EUR	4,000	3,769
4.750% due 02/10/2019		2,350	1,561
5.500% due 04/11/2013		$10,200	8,972

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2017		$7,000	$6,055
6.125% due 05/15/2018		21,100	18,255
8.400% due 04/29/2049		3,500	1,982

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,180
6.000% due 08/15/2011		3,600	3,142

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,701

CSX Corp.
6.750% due 03/15/2011		2,500	2,518

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	972
5.750% due 09/08/2011		1,900	1,797

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,927

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,510

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,395

GATX Financial Corp.
5.125% due 04/15/2010		500	473

General Electric Capital Corp.
2.151% due 05/22/2013		7,100	5,699
4.625% due 09/15/2066	EUR	700	377
5.875% due 01/14/2038		$2,500	1,793
6.375% due 11/15/2067		9,200	4,474
6.875% due 01/10/2039		13,700	11,217

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	2,185

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,709

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$2,900	1,976
2.465% due 01/30/2017	EUR	6,050	5,467
5.375% due 02/15/2013		2,000	2,458
6.150% due 04/01/2018		$4,500	4,120
6.250% due 09/01/2017		5,700	5,294
6.750% due 10/01/2037		3,300	2,240

HCP, Inc.
5.650% due 12/15/2013		6,000	4,522
5.950% due 09/15/2011		1,400	1,201

Humana, Inc.
6.300% due 08/01/2018		6,300	4,985

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	1,628
5.400% due 02/15/2012		2,700	1,519
6.625% due 11/15/2013		7,000	3,882

International Paper Co.
7.950% due 06/15/2018		3,000	2,291

JPMorgan Chase & Co.
0.583% due 05/07/2010		8,900	8,716
6.000% due 01/15/2018		10,000	10,125

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	3,999

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016		1,350	925
4.375% due 11/30/2021	EUR	2,500	2,148
6.000% due 10/01/2017		$13,050	12,261

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,093

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		5,100	3,236

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$9,000	$7,732

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,050
5.625% due 01/24/2013 (a)		6,800	850
6.875% due 05/02/2018 (a)		7,000	875

Lennar Corp.
5.950% due 10/17/2011		3,100	2,588

Loews Corp.
5.250% due 03/15/2016		1,200	1,096

Ltd. Brands, Inc.
6.900% due 07/15/2017		5,000	3,439

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,042

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,067
6.375% due 06/15/2017		4,300	3,460

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,146

Masco Corp.
5.875% due 07/15/2012		1,000	788

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		5,600	5,213
1.328% due 08/14/2009		3,800	3,718
2.148% due 05/30/2014	EUR	6,000	5,469
3.472% due 05/12/2010		$12,200	11,491
6.875% due 04/25/2018		14,900	11,679

Morgan Stanley
1.574% due 10/15/2015		5,100	3,629
2.148% due 11/29/2013	EUR	3,150	3,051
6.000% due 04/28/2015		$31,500	29,804
6.250% due 08/28/2017		1,300	1,209
6.625% due 04/01/2018		12,100	11,564

Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,568

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,251

NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	5,778

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	962
6.400% due 03/15/2018		4,000	3,244

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	855

Pricoa Global Funding I
2.066% due 06/04/2010		28,300	25,494

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	3,799

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	1,757

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,133

Reynolds American, Inc.
2.020% due 06/15/2011		800	721
6.750% due 06/15/2017		700	599

RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	4,964

Ryder System, Inc.
6.000% due 03/01/2013		5,000	4,488

Sealed Air Corp.
5.625% due 07/15/2013		6,900	5,944

Sempra Energy
6.150% due 06/15/2018		8,000	7,539

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sheraton Holding Corp.
7.375% due 11/15/2015		$5,000	$3,529

Simon Property Group LP
5.250% due 12/01/2016		7,000	5,224
5.625% due 08/15/2014		3,000	2,410

SLM Corp.
8.450% due 06/15/2018		7,000	3,786

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	848
6.500% due 03/01/2012		500	483

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,626

Sprint Capital Corp.
8.750% due 03/15/2032		800	540

Tyco International Ltd.
7.000% due 12/15/2019		7,000	5,948

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	1,888

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,047

UnitedHealth Group, Inc.
6.000% due 02/15/2018		14,700	14,157

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	13,662

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,946
6.250% due 04/30/2016		6,500	5,715

Wachovia Corp.
5.300% due 10/15/2011		3,500	3,458
5.500% due 05/01/2013		10,000	9,232
5.750% due 02/01/2018		3,200	2,841

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,226

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	3,433

			724,634

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		662	359

American Home Mortgage Assets
0.712% due 05/25/2046		853	301
0.732% due 10/25/2046		3,131	1,017
0.752% due 09/25/2046		726	150
2.333% due 02/25/2047		8,923	2,701
2.553% due 11/25/2046		13,360	3,966

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,028

Banc of America Funding Corp.
5.754% due 03/20/2036		1,217	705
5.979% due 10/20/2046		327	136
6.106% due 01/20/2047		860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,895	3,496

BCAP LLC Trust
0.692% due 01/25/2037		19,735	7,564

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		3,489	2,414
2.650% due 08/25/2035		5,201	3,641
2.940% due 03/25/2035		7,632	5,193
4.465% due 05/25/2034		1,221	962
4.550% due 08/25/2035		4,234	2,965
4.630% due 05/25/2034		780	777
4.651% due 10/25/2033		831	722

96	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.793% due 11/25/2034	$40	$29
5.395% due 02/25/2034	116	78

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	1,600	537
5.381% due 08/25/2036	618	252
5.491% due 09/25/2035	4,703	2,328
5.543% due 11/25/2035	308	118
5.721% due 11/25/2036	6,593	3,029
5.781% due 01/25/2036	177	65
5.786% due 02/25/2036	8,564	3,754
5.891% due 11/25/2036	1,530	698
6.250% due 08/25/2036	4,739	1,995

Bear Stearns Commercial Mortgage Securities
5.540% due 09/11/2041	200	167
5.700% due 06/11/2050	6,100	4,646

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	3,600	2,213

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	9,831

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	3,349	2,178
4.222% due 12/25/2035	578	444
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	13,712	8,855
5.936% due 03/25/2037	2,620	1,257
6.008% due 09/25/2037	4,364	2,180

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,800	3,579

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,895	1,653

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,600	570
0.712% due 09/25/2046	2,761	994
0.722% due 05/25/2036	195	70
0.725% due 02/20/2047	897	319
0.732% due 07/25/2046	175	63
0.740% due 12/20/2046	9,502	3,081
0.752% due 08/25/2046	611	120
0.755% due 03/20/2046	224	81
0.755% due 07/20/2046	2,238	809
0.802% due 02/25/2037	206	85
0.872% due 05/25/2037	1,502	546
3.133% due 11/25/2035	1,062	462
3.673% due 11/25/2035	904	402
5.250% due 06/25/2035	919	537
5.895% due 02/25/2037	762	389
6.000% due 10/25/2032	34	30
6.000% due 01/25/2037	3,516	1,922
6.000% due 04/25/2037	1,870	1,085
6.250% due 08/25/2037	1,192	596

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	53	22
0.842% due 03/25/2035	1,779	764
0.852% due 02/25/2035	39	17
4.120% due 11/19/2033	149	127
4.740% due 08/25/2034	341	187
4.785% due 11/25/2034	1,226	750
5.330% due 02/20/2036	3,133	1,820
5.390% due 02/25/2047	1,307	556
5.594% due 03/25/2037	1,270	546

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,139	545
4.462% due 05/25/2032	47	43
4.750% due 08/25/2033	559	463
4.878% due 07/25/2033	107	89

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	58	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	$504	$122

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	167	130
4.738% due 12/25/2033	663	500
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	165	132

GE Capital Commercial Mortgage Corp.
5.332% due 11/10/2045	3,300	2,547

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	2,279	2,170

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	107	86
0.602% due 01/25/2047	848	726
0.702% due 01/25/2037	1,645	597
0.732% due 04/25/2036	1,348	481
0.792% due 11/25/2045	326	149

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	2,967

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192
4.475% due 07/10/2039	500	471

GSR Mortgage Loan Trust
4.513% due 03/25/2033	892	750
4.541% due 09/25/2035	2,796	2,073

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	3,101	1,130
0.746% due 09/19/2037	1,080	385
0.746% due 01/19/2038	2,855	1,016
0.776% due 05/19/2035	2,246	829
0.796% due 03/19/2036	420	154
4.957% due 05/19/2033	1,225	951
5.143% due 07/19/2035	260	142

Homebanc Mortgage Trust
5.797% due 04/25/2037	1,204	812
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.522% due 07/25/2033	142	103

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,600	786

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	683	246

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.712% due 04/25/2037	449	79
0.712% due 09/25/2046	8,676	3,200
0.762% due 06/25/2037	468	173
0.772% due 02/25/2037	1,100	145
0.822% due 06/25/2037	1,247	405
5.013% due 12/25/2034	343	238

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,971	1,588
5.550% due 10/25/2036	2,357	1,851

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,300	2,911

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	770	775

JPMorgan Mortgage Trust
4.375% due 11/25/2033	911	772
4.500% due 09/25/2034	75	73
5.018% due 02/25/2035	9,707	7,713

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$204	$205

Lehman XS Trust
0.602% due 07/25/2046	1	1

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,115	1,845
0.822% due 05/25/2047	1,700	179
3.788% due 11/21/2034	139	106

MASTR Alternative Loans Trust
0.922% due 03/25/2036	861	326

MASTR Asset Securitization Trust
5.500% due 11/25/2017	570	577

Mellon Residential Funding Corp.
1.036% due 06/15/2030	177	148
2.629% due 10/20/2029	104	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	1,704
5.414% due 07/12/2046	7,800	5,163
5.957% due 08/12/2049	7,300	4,826

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	587	261
5.366% due 02/25/2033	326	284

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	132	80
1.316% due 03/15/2025	371	211
3.006% due 10/25/2035	6,855	4,595

Morgan Stanley Capital I
5.387% due 03/12/2044	1,300	1,001
5.692% due 04/15/2049	1,100	718

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,266	1,578
0.702% due 06/25/2046	7,637	2,929
0.722% due 12/25/2046	1,400	176
0.732% due 04/25/2046	123	48
0.792% due 05/25/2046	1,200	146
0.827% due 09/25/2046	2,000	199

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	858	584
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,300	505

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431
6.500% due 03/25/2032	232	209

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	2,300	1,892

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	789	550
4.931% due 02/25/2034	572	402
5.190% due 09/25/2034	425	317
5.246% due 05/25/2036	1,600	711
5.422% due 09/25/2036	1,600	699

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	528	489
0.712% due 06/25/2036	273	99
0.732% due 05/25/2046	1,521	555
0.742% due 05/25/2036	1,396	492
0.742% due 09/25/2047	6,300	1,007
0.772% due 09/25/2047	400	86
0.782% due 05/25/2046	838	175
0.806% due 07/19/2035	207	136
0.822% due 08/25/2036	1,800	216
0.832% due 12/25/2035	25	10
0.846% due 07/19/2034	44	24
3.133% due 08/25/2047	3,973	1,478

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	$775	$666
4.679% due 10/25/2043	267	219

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	502
5.416% due 01/15/2045	6,600	5,144
5.572% due 10/15/2048	600	437

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	93	38
0.782% due 11/25/2045	1,092	445
0.832% due 01/25/2045	1,214	488
1.062% due 12/25/2027	3,527	2,493
2.333% due 03/25/2047	3,931	1,256
2.373% due 01/25/2047	2,039	634
2.383% due 06/25/2047	889	151
2.393% due 04/25/2047	8,865	3,516
2.613% due 06/25/2046	332	127
2.633% due 02/25/2046	345	129
3.046% due 05/25/2041	19	17
3.133% due 07/25/2046	798	408
3.705% due 02/27/2034	1,127	901
3.955% due 10/25/2046	140	55
4.499% due 06/25/2033	282	222
5.414% due 02/25/2037	2,352	1,284
5.588% due 12/25/2036	9,197	4,601
5.695% due 02/25/2037	8,850	4,646
5.845% due 02/25/2037	2,546	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.772% due 07/25/2046	191	54
2.393% due 04/25/2047	913	249
2.403% due 04/25/2047	1,293	272
2.473% due 05/25/2047	856	235
2.573% due 07/25/2046	1,454	459

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	13,975	11,087
4.704% due 12/25/2033	48	39
4.950% due 03/25/2036	11,114	7,019
5.775% due 04/25/2036	1,090	338

		239,672

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,898

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,603
5.000% due 06/01/2037	1,000	862
5.000% due 11/01/2037	700	603

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,810	1,576

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	718

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	685

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,423

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	1,000	1,026

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027	700	704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022	$5,500	$5,671

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,349

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,155

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,530	1,277

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	301
5.500% due 06/01/2017	600	611

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,555

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	86

University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	1,200	1,139

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	4,500	1,898

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	3,299

		41,496

	SHARES
PIMCO FUNDS (c) 2.5%

Short-Term Floating NAV Portfolio	6,628,032	66,314

PREFERRED STOCKS 0.3%

DG Funding Trust
2.717% due 12/31/2049	640	6,410

SLM Corp. CPI Linked
2.090% due 03/15/2017	33,200	268

		6,678

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.642% due 03/25/2034	$213	190
0.822% due 03/25/2036	150	145
3.022% due 06/01/2043	236	234
3.704% due 04/01/2032	82	85
3.825% due 01/01/2023	57	57
3.928% due 06/01/2035	2,308	2,316
4.000% due 05/01/2024	3,000	3,041
4.347% due 11/01/2034	6,145	6,242
4.915% due 11/01/2022	17	18
4.934% due 12/01/2034	1,355	1,388
4.946% due 08/01/2023	159	162
5.000% due 08/01/2035	3,689	3,814
5.000% due 03/01/2036 (h)	19,182	19,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.110% due 12/01/2030	$18	$18
5.200% due 11/01/2015	16,612	17,719
5.270% due 12/01/2015	3,401	3,642
5.310% due 12/01/2010	21,702	22,380
5.370% due 12/01/2015	2,635	2,835
5.425% due 01/01/2016	2,883	3,111
5.500% due 01/01/2023 - 05/01/2048	79,230	81,898
5.500% due 10/01/2033 - 09/01/2038 (h)	84,117	87,532
6.000% due 01/01/2029 - 07/25/2044	9,053	9,457
6.000% due 01/01/2035 (h)	12,305	12,921
6.500% due 02/01/2026 - 09/01/2037	7,006	7,405
6.500% due 09/01/2037 (h)	5,020	5,293
7.000% due 08/01/2036	2,274	2,405

Federal Home Loan Bank
0.945% due 10/23/2009	34,100	34,162

Freddie Mac
0.906% due 12/15/2030	779	771
0.956% due 11/15/2016 - 03/15/2017	273	271
3.022% due 10/25/2044	6,023	5,870
3.023% due 02/25/2045	443	381
4.500% due 09/01/2013 - 07/15/2023	1,955	1,999
5.000% due 03/15/2016 - 08/15/2035	4,606	4,669
5.117% due 06/01/2022	198	202
5.335% due 09/01/2035	406	419
6.000% due 12/01/2033	2,210	2,297
7.000% due 08/01/2036	493	518
9.050% due 06/15/2019	4	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	249	250
4.625% due 07/20/2022 - 08/20/2027	555	559
5.000% due 05/01/2039	100	103
5.375% due 05/20/2022 - 05/20/2030	992	1,012
6.000% due 08/20/2034 - 10/20/2038	37,941	39,770
6.000% due 09/20/2038 (i)	65,965	69,005
6.500% due 07/20/2038 - 04/01/2039	148,954	156,312

Small Business Administration
5.600% due 09/01/2028	2,546	2,788
5.980% due 05/01/2022	4,178	4,521
6.344% due 08/01/2011	493	513
6.640% due 02/01/2011	186	195

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,248
5.980% due 04/01/2036	1,855	2,124

		632,105

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	22,700	22,501

Total United States (Cost $2,151,831)		1,845,458

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	2,193	2,193
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,241. Repurchase proceeds are $2,193.)

98	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$4,900	$4,900
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 2.125% due 04/30/2010 valued at $4,952. Repurchase proceeds are $4,900.)

		7,093

U.S. CASH MANAGEMENT BILLS 0.1%
0.767% due 04/29/2009 - 05/15/2009 (b)(e)(g)	3,475	3,475

U.S. TREASURY BILLS 4.5%
0.175% due 04/02/2009 - 06/11/2009 (b)(d)(e)(f)	119,595	119,582

Total Short-Term Instruments (Cost $130,150)		130,150

VALUE (000S)
PURCHASED OPTIONS (k) 0.1%
(Cost $863)	$3,980

Total Investments 135.9% (Cost $4,038,526)	$3,646,968

Written Options (l) (1.3%) (Premiums $11,418)	(34,149)

Other Assets and Liabilities (Net) (34.6%)	(929,204)

Net Assets 100.0%	$2,683,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Foreign Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $500 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $104,078 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $4,950 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $255,140 at a weighted average interest rate of 2.463%. On March 31, 2009, securities valued at $160,828 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $18,873 and cash of $10,956 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	623	$327
90-Day Euribor June Futures	Long	06/2010	808	339
90-Day Euribor September Futures	Long	09/2010	361	220
90-Day Eurodollar September Futures	Long	09/2010	864	57
Euro-Bobl June Futures	Long	06/2009	163	154
Euro-Bund 10-Year Bond June Futures	Long	06/2009	347	423
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	194	0
Japan Government 10-Year Bond June Futures	Long	06/2009	9	(87)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	475	189
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	603
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	238	986

				$3,449

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,400	$57	$0	$57
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.814%		5,000	215	0	215
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.126%		$3,500	9	0	9
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.126%		3,000	(107)	0	(107)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		3,900	212	76	136
AT&T, Inc.	BCLY	(1.400%	)	12/20/2013	1.387%		3,800	(4)	0	(4)
AT&T, Inc.	JPM	(1.010%	)	12/20/2013	1.387%		2,200	35	0	35
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%		1,000	1	0	1
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		2,000	61	0	61

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		$2,100	$31	$0	$31
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	2.668%		1,700	114	0	114
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%		1,500	(8)	0	(8)
Bear Stearns Cos., Inc.	DUB	(0.870%	)	03/20/2018	1.790%		6,000	391	0	391
Bear Stearns Cos., Inc.	RBS	(1.050%	)	03/20/2018	1.790%		2,000	105	0	105
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%		3,000	167	0	167
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	1.600%		400	10	15	(5)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		4,300	(143)	0	(143)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%		3,000	489	0	489
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.837%		2,669	64	0	64
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.890%		5,000	107	0	107
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.890%		5,000	99	35	64
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		2,700	605	0	605
Citigroup, Inc.	JPM	(1.300%	)	09/20/2018	5.295%		15,000	3,394	0	3,394
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%		3,000	283	0	283
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		3,800	322	0	322
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,800	33	0	33
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.700%		$6,000	(170)	0	(170)
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		1,500	116	0	116
Covidien International Finance S.A.	DUB	(0.750%	)	12/20/2017	0.854%		4,100	31	0	31
Credit Suisse Group	DUB	(1.980%	)	06/20/2013	1.830%		33,800	(222)	0	(222)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%		2,700	63	0	63
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%		800	45	68	(23)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		1,000	28	0	28
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,500	82	0	82
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		1,200	23	0	23
Deutsche Bank AG	CITI	(0.930%	)	06/20/2013	1.230%		4,900	56	0	56
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		4,500	25	0	25
Deutsche Telekom International Finance BV	DUB	(1.180%	)	09/20/2018	1.160%		8,000	(18)	0	(18)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.677%		2,000	27	0	27
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.180%		6,500	115	0	115
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	2.444%		7,400	410	0	410
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	4.445%		500	25	0	25
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	8.014%	GBP	5,700	(206)	0	(206)
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		$1,500	2	0	2
Goldman Sachs Group, Inc.	JPM	(0.330%	)	03/20/2016	2.603%		2,900	369	0	369
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%		1,000	468	243	225
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	16.495%		1,000	344	485	(141)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	8.100%		400	63	50	13
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		1,000	156	0	156
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		6,000	1,184	0	1,184
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	3.801%		1,800	327	0	327
Humana, Inc.	JPM	(1.530%	)	09/20/2018	3.801%		4,500	673	0	673
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,700	1,032	0	1,032
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		7,000	2,761	0	2,761
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		2,900	1,110	0	1,110
International Paper Co.	CSFB	(2.400%	)	06/20/2018	4.445%		3,000	365	0	365
JPMorgan Chase & Co.	BOA	(0.720%	)	03/20/2018	1.790%		5,000	379	0	379
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		1,500	114	0	114
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		3,500	263	0	263
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	48	0	48
Lennar Corp.	CITI	(6.000%	)	12/20/2011	5.899%		$2,400	(11)	0	(11)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		1,150	37	0	37
Ltd. Brands, Inc.	BOA	(2.850%	)	09/20/2017	4.328%		4,000	336	548	(212)
Ltd. Brands, Inc.	BOA	(3.550%	)	09/20/2017	4.328%		1,000	44	98	(54)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		900	30	0	30
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%		4,000	545	0	545
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	3.789%		1,300	168	205	(37)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%		4,300	489	0	489
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		1,000	138	0	138
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	5.148%		5,000	1,074	0	1,074
Morgan Stanley	DUB	(1.200%	)	06/20/2015	3.543%		9,000	1,023	0	1,023
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		1,900	143	0	143
Morgan Stanley	JPM	(0.285%	)	12/20/2015	3.448%		2,500	408	0	408
Morgan Stanley	JPM	(1.830%	)	09/20/2018	3.139%		10,600	913	0	913
Morgan Stanley	RBS	(1.850%	)	06/20/2013	3.924%		700	51	0	51
Morgan Stanley	RBS	(0.295%	)	12/20/2015	3.448%		2,600	423	0	423
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	2.938%		2,000	284	0	284
National Grid PLC	BCLY	(0.208%	)	06/20/2011	2.085%		4,300	172	0	172
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	2.750%		5,000	368	0	368
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	4.232%		4,000	605	0	605
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		1,150	191	0	191

100	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	2.560%		$1,000	$94	$0	$94
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,100	37	0	37
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		8,400	218	0	218
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%		1,200	44	0	44
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		1,700	320	0	320
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	3.295%		5,000	371	0	371
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		6,000	414	198	216
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	2.800%		6,900	449	0	449
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.132%		8,000	205	0	205
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	6.587%		5,000	922	231	691
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%		7,000	1,553	0	1,553
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	6.223%		3,000	625	0	625
SLM Corp.	GSC	(4.250%	)	06/20/2013	26.492%		200	76	0	76
SLM Corp.	RBS	(3.200%	)	06/20/2018	19.460%		2,000	820	0	820
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	7,000	136	0	136
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$1,100	125	90	35
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	2.965%		500	35	0	35
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.000%		5,000	53	0	53
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,400	96	0	96
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	3.565%		6,000	1,010	0	1,010
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		7,000	1,135	0	1,135
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,000	573	0	573
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	5,000	(17)	0	(17)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,500	(8)	0	(8)
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		7,500	6	0	6
UBS Warburg LLC	BNP	(1.850%	)	12/20/2013	2.290%	EUR	8,900	207	0	207
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%		8,000	33	0	33
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.841%		$1,200	18	46	(28)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	1,900	47	0	47
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		$2,700	(28)	0	(28)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	2.525%		6,500	517	0	517
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		1,000	46	0	46
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		2,400	120	78	42
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%		7,000	103	0	103
Wachovia Corp.	CITI	(2.910%	)	06/20/2013	3.006%		10,000	25	0	25
Wells Fargo & Co.	BCLY	(1.030%	)	09/20/2018	2.332%		11,000	1,004	0	1,004
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,600	45	0	45
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	4.535%	GBP	2,425	147	0	147
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%		1,650	100	0	100

								$36,162	$2,466	$33,696

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,000	$(49)	$0	$(49)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	7,100	(752)	0	(752)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	11,900	(318)	0	(318)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	10,000	(268)	0	(268)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	400	(13)	(20)	7
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	2,700	(112)	0	(112)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
General Electric Capital Corp.	RBS	1.320%	03/20/2013	7.751%	12,500	(2,379)	0	(2,379)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,400	(193)	0	(193)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	4,400	(132)	0	(132)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	1,500	6	0	6
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,600	10	0	10
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	7.744%	1,900	(358)	0	(358)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	3,400	(283)	0	(283)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	1,600	(677)	0	(677)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	700	(25)	0	(25)

						$(5,880)	$(20)	$(5,860)

See Accompanying Notes	Annual Report	March 31, 2009	101

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BCLY	(0.650%	)	12/20/2016		$2,342	$232	$(17)	$249
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		42,651	4,234	(302)	4,536
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		14,640	1,453	(101)	1,554
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		11,712	1,162	(81)	1,243
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017		14,152	1,350	190	1,160
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		37,478	3,575	89	3,486
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		12,298	1,173	292	881
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017		67,246	6,414	464	5,950
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		11,810	1,057	443	614
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,618	861	(662)	1,523
CDX.IG-11 5-Year Index	BCLY	(1.500%	)	12/20/2013		52,100	1,881	1,522	359
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019		25,300	1,394	1,100	294
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		9,800	540	441	99
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	16,500	110	(1,506)	1,616
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		11,300	1,991	(80)	2,071
iTraxx Europe HVol 6 Index	BNP	(0.850%	)	12/20/2016		4,500	792	(34)	826
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		6,300	1,110	(35)	1,145

							$29,329	$1,723	$27,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,959)	$(1,440)	$(2,519)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,000	(2,100)	(1,129)	(971)

					$(6,059)	$(2,569)	$(3,490)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$741	$(23)	$764
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	1,013	(18)	1,031
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,093	23	1,070
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	165	0	165
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		1,300	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,300	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	520	0	520
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS	AUD	278,200	(20)	166	(186)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB		23,000	(61)	10	(71)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(491)	(129)	(362)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(492)	(132)	(360)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		18,600	(1,976)	(282)	(1,694)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(1,720)	(165)	(1,555)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(2,767)	(607)	(2,160)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(434)	(105)	(329)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,200	(571)	52	(623)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(358)	(20)	(338)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		11,400	1,308	127	1,181

102	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM	CAD	7,700	$883	$128	$755
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	MLP		1,300	149	9	140
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		5,800	665	49	616
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	528	123	405
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	194	(18)	212
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$69,500	(6,470)	(3,781)	(2,689)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		9,700	(903)	292	(1,195)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		60,200	(5,605)	(1,589)	(4,016)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(11,675)	727	(12,402)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		40,000	(9,193)	323	(9,516)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		27,400	(2,629)	(3,314)	685
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		45,800	1,709	(741)	2,450
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		20,100	(6,944)	(331)	(6,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		9,400	(3,248)	324	(3,572)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		16,200	(5,597)	(517)	(5,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,800	(3,385)	(676)	(2,709)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	92,300	2,337	824	1,513
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		84,400	2,137	1,276	861
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		16,000	405	147	258
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		224,600	5,687	1,934	3,753
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		155,900	1,394	175	1,219
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		87,400	(103)	(785)	682
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	4,200	(735)	(1,071)	336
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		7,600	(1,330)	(596)	(734)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY	6,330,000	154	59	95
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,240,000	9,288	7,859	1,429
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		3,430,000	833	630	203
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		1,400,000	370	285	85
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		3,400,000	683	935	(252)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(3,977)	108	(4,085)

							$(38,127)	$1,619	$(39,746)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.000	06/15/2009	92	$1	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$73,500	$862	$3,980

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	360	$159	$70
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,866	1,207	35
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	720	309	72

				$1,675	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	1,900	$20	$31
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,900	20	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		8,400	92	138
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		8,400	90	1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	2,810
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		20,800	220	9
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$30,000	228	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		12,900	54	34
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,800	79	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,800	122	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	183	43

See Accompanying Notes	Annual Report	March 31, 2009	103

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$4,000	$38	$6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	22,300	604	3,718
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	86,500	2,910	12,451
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,300	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,300	17	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	138,900	3,332	12,711
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	64,900	122	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	11,400	316	1,901

							$9,292	$33,911

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$61,000	$185	$22
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	31,000	153	37
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	43,000	113	2

				$451	$61

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	29,397	905,500		0		150,233		18,423	22,086
Closing Buys	(5,103)	(707,000)		0		(61,733)		0	(14,400)
Expirations	(26,171)	(425,200)		(44,600)		(23,000)		(18,423)	(15,849)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,366	$3,845	0.14%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$5,000	$5,102	$5,177

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(182)	$(182)
Sell		HSBC	34,141	04/2009	0	(1)	(1)
Sell	AUD	DUB	31,135	04/2009	0	(1,821)	(1,821)
Sell		UBS	18,273	05/2009	127	0	127
Sell	BRL	RBC	225	06/2009	23	0	23
Buy	CAD	BCLY	608	04/2009	0	(13)	(13)
Sell		BCLY	24	04/2009	0	0	0
Buy		BNP	12,284	04/2009	144	0	144
Sell		BNP	14,117	04/2009	32	(145)	(113)
Buy		JPM	224	04/2009	0	(1)	(1)
Sell		JPM	30,162	04/2009	316	0	316
Buy		MSC	260	04/2009	0	(3)	(3)
Buy		RBS	2,033	04/2009	4	0	4
Sell		UBS	1,060	04/2009	0	(19)	(19)
Buy	CLP	BCLY	467,828	05/2009	0	(8)	(8)
Sell		CITI	499,300	05/2009	13	0	13
Sell		DUB	467,828	05/2009	2	0	2
Buy		HSBC	499,300	05/2009	92	0	92
Sell		BCLY	467,828	11/2009	11	0	11

104	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	CITI	499,300	11/2009	$0	$(15)	$(15)
Buy	CNY	BCLY	116,824	05/2009	86	(500)	(414)
Sell		BCLY	191,955	05/2009	0	(437)	(437)
Buy		CITI	122,320	05/2009	0	(801)	(801)
Sell		DUB	11,045	05/2009	0	(28)	(28)
Buy		HSBC	28,880	05/2009	0	(126)	(126)
Sell		HSBC	79,899	05/2009	16	(133)	(117)
Buy		JPM	54,843	05/2009	0	(312)	(312)
Sell		JPM	32,859	05/2009	0	(98)	(98)
Buy		MSC	24,630	05/2009	0	(147)	(147)
Sell		UBS	31,738	05/2009	0	(104)	(104)
Buy		BCLY	3,982	07/2009	0	(37)	(37)
Sell		BCLY	36,885	07/2009	0	(117)	(117)
Buy		DUB	64,409	07/2009	0	(562)	(562)
Buy		HSBC	21,800	07/2009	0	(172)	(172)
Buy		JPM	18,891	07/2009	0	(164)	(164)
Sell		JPM	72,196	07/2009	0	(274)	(274)
Buy		BCLY	5,177	09/2009	9	0	9
Buy		CITI	5,206	09/2009	13	0	13
Buy		DUB	23,490	09/2009	54	0	54
Sell		DUB	48,692	09/2009	0	(243)	(243)
Buy		HSBC	10,539	09/2009	25	0	25
Buy		JPM	4,280	09/2009	7	0	7
Buy		BCLY	23,792	05/2010	0	(361)	(361)
Sell		BCLY	50,600	05/2010	0	(387)	(387)
Buy		MLP	26,809	05/2010	0	(392)	(392)
Sell	DKK	UBS	18,354	06/2009	0	(181)	(181)
Buy	EUR	BCLY	3,609	04/2009	44	0	44
Sell		BCLY	9,091	04/2009	66	(433)	(367)
Buy		BNP	12,768	04/2009	400	(62)	338
Sell		BNP	2,136	04/2009	9	0	9
Buy		CITI	123	04/2009	0	(4)	(4)
Sell		CITI	7,757	04/2009	0	(43)	(43)
Buy		DUB	3,319	04/2009	105	0	105
Buy		GSC	193	04/2009	7	0	7
Sell		HSBC	154,920	04/2009	10	(10,164)	(10,154)
Buy		JPM	550	04/2009	22	0	22
Sell		JPM	4	04/2009	0	0	0
Buy		RBS	12,132	04/2009	90	(107)	(17)
Buy		UBS	3,993	04/2009	28	(82)	(54)
Buy	GBP	BCLY	2,254	04/2009	15	(23)	(8)
Buy		BNP	6,194	04/2009	198	(4)	194
Buy		CITI	2,922	04/2009	0	(59)	(59)
Sell		CSFB	2,599	04/2009	0	(144)	(144)
Sell		DUB	15,818	04/2009	234	0	234
Buy		HSBC	2,177	04/2009	50	0	50
Sell		HSBC	4,773	04/2009	0	(104)	(104)
Sell		JPM	561	04/2009	3	0	3
Buy		MSC	302	04/2009	0	(3)	(3)
Sell		MSC	26,474	04/2009	310	0	310
Buy		RBS	1,204	04/2009	31	0	31
Sell		RBS	2,110	04/2009	0	(10)	(10)
Buy		UBS	2,946	04/2009	0	(119)	(119)
Sell	HKD	BCLY	167	06/2009	0	0	0
Sell		BOA	164	06/2009	0	0	0
Sell		HSBC	167	06/2009	0	0	0
Sell		JPM	448	06/2009	0	0	0
Buy	INR	BCLY	22,513	04/2009	0	(8)	(8)
Buy		BOA	15,344	04/2009	0	0	0
Buy		CITI	12,593	04/2009	0	(4)	(4)
Buy		DUB	12,687	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	82,144	04/2009	0	(18)	(18)
Sell		BOA	100	07/2009	0	0	0
Sell		CITI	95	07/2009	0	0	0
Sell		DUB	87	07/2009	0	0	0
Buy	JPY	CITI	1,015,870	04/2009	0	(31)	(31)
Sell		CITI	416,600	04/2009	43	0	43
Sell		BCLY	879,694	05/2009	23	0	23
Buy		BNP	61,750	05/2009	0	(2)	(2)
Sell		BNP	10,160,070	05/2009	1,763	0	1,763
Sell		CITI	3,899	05/2009	1	0	1
Buy		DUB	391,979	05/2009	0	(91)	(91)
Buy		GSC	1,028,750	05/2009	0	(109)	(109)

See Accompanying Notes	Annual Report	March 31, 2009	105

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	GSC	358,643	05/2009	$42	$0	$42
Buy		HSBC	288,994	05/2009	0	(18)	(18)
Sell		HSBC	910,322	05/2009	56	0	56
Buy		MSC	474,619	05/2009	0	(22)	(22)
Sell		MSC	600,160	05/2009	3	0	3
Sell		RBS	517,396	05/2009	23	0	23
Buy		UBS	879,694	05/2009	0	(145)	(145)
Sell		UBS	952,619	05/2009	114	0	114
Sell		MSC	10,160,071	06/2009	1,622	0	1,622
Buy	KRW	BCLY	34,048	04/2009	0	0	0
Buy		BOA	23,763	04/2009	0	0	0
Buy	MXN	CITI	832	05/2009	0	(18)	(18)
Sell		CITI	970	05/2009	0	(1)	(1)
Buy		MLP	138	05/2009	0	(1)	(1)
Buy		CITI	970	11/2009	1	0	1
Buy	MYR	BCLY	5,807	04/2009	0	(68)	(68)
Sell		BCLY	4,545	04/2009	0	(2)	(2)
Buy		BOA	4,975	04/2009	0	(56)	(56)
Buy		CITI	9,985	04/2009	0	(102)	(102)
Buy		HSBC	5,065	04/2009	0	(51)	(51)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	13,637	04/2009	110	0	110
Buy		BCLY	4,573	08/2009	8	0	8
Sell		BCLY	11,558	08/2009	91	0	91
Sell	NZD	RBS	3,052	04/2009	0	(223)	(223)
Sell		RBS	3,052	05/2009	0	(3)	(3)
Buy	PHP	BCLY	2,530	05/2009	1	0	1
Buy		CITI	61,894	05/2009	4	(7)	(3)
Buy		JPM	18,915	05/2009	0	0	0
Sell		CITI	82,548	08/2009	24	0	24
Buy	PLN	HSBC	934	05/2009	0	(98)	(98)
Sell		JPM	934	05/2009	57	0	57
Sell	RUB	BCLY	8,331	05/2009	6	0	6
Buy		DUB	28,546	05/2009	0	(339)	(339)
Buy		HSBC	3,060	05/2009	0	(36)	(36)
Sell		JPM	23,275	05/2009	173	0	173
Buy	SAR	JPM	28,597	04/2009	0	(117)	(117)
Sell		JPM	28,597	04/2009	0	(19)	(19)
Sell	SEK	CITI	4,312	06/2009	13	0	13
Buy	SGD	CITI	1,723	04/2009	0	(48)	(48)
Buy		DUB	1,237	04/2009	0	(27)	(27)
Buy		HSBC	687	04/2009	0	(18)	(18)
Sell		JPM	4,914	04/2009	90	0	90
Buy		RBS	593	04/2009	0	(14)	(14)
Buy		HSBC	535	07/2009	0	(18)	(18)
Sell	TWD	CITI	3,735	05/2009	3	0	3

					$6,867	$(20,866)	$(13,999)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$66,313	$3,567,307	$13,348	$3,646,968
Short Sales, at value	0	(5,177)	0	(5,177)
Other Financial Instruments ++	3,449	(39,551)	3,609	(32,493)

Total	$69,762	$3,522,579	$16,957	$3,609,298

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$58	$28,240	$184	$(403)	$(5,231)	$(9,500)	$13,348
Other Financial Instruments ++	(780)	0	0	0	4,031	358	3,609

Total	$(722)	$28,240	$184	$(403)	$(1,200)	$(9,142)	$16,957

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

106	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Advantage Strategy Bond Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$146

Total Australia (Cost $147)			146

BRAZIL 2.6%

Brazil Government International Bond
6.000% due 01/17/2017		$60	60

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	157	66
10.000% due 01/01/2017		92	36

Vale Overseas Ltd.
6.250% due 01/11/2016		$30	31

Total Brazil (Cost $187)			193

CANADA 0.9%

Province of Ontario Canada
6.500% due 03/08/2029	CAD	40	38

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$18	19
7.625% due 01/15/2039		10	10

Total Canada (Cost $66)			67

CHILE 0.6%

CODELCO, Inc.
7.500% due 01/15/2019		$40	46

Total Chile (Cost $42)			46

FRANCE 7.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	50	69

Dexia Municipal Agency
4.250% due 02/20/2013		27	37

EDF S.A.
6.950% due 01/26/2039		$22	22

France Government CPTFEMU Linked Bond
2.250% due 07/25/2020	EUR	19	26
3.150% due 07/25/2032		26	40

France Telecom S.A.
4.750% due 02/21/2017		50	66

GDF Suez
6.875% due 01/24/2019		45	67

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		90	121

Societe Generale
5.125% due 12/19/2013		50	69

Total France (Cost $504)			517

GERMANY 2.4%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	36

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	70

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche Postbank AG
3.750% due 02/12/2014	EUR	50	$68

Total Germany (Cost $165)			174

JAPAN 4.0%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	23,092	199
1.400% due 06/10/2018		4,995	44

Japan Government International Bond
1.500% due 09/20/2018		5,000	51

Total Japan (Cost $310)			294

MEXICO 4.8%

Mexican Bonos
7.750% due 12/14/2017	MXN	833	59
9.000% due 12/22/2011		2,300	173
9.000% due 12/20/2012		778	59

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	25

Petroleos Mexicanos
8.000% due 05/03/2019		30	29

Total Mexico (Cost $326)			345

NETHERLANDS 5.4%

Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	41

E.ON International Finance BV
5.750% due 05/07/2020		40	55

ING Bank NV
3.375% due 03/03/2014		90	119
3.900% due 03/19/2014		$100	101

RWE Finance BV
6.625% due 01/31/2019	EUR	50	73

Total Netherlands (Cost $382)			389

NORWAY 1.0%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	70

Total Norway (Cost $67)			70

POLAND 0.5%

Poland Government International Bond
5.750% due 09/23/2022	PLN	132	36

Total Poland (Cost $36)			36

RUSSIA 2.2%

Gaz Capital S.A.
8.146% due 04/11/2018		$60	51

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	45

Russia Government International Bond
7.500% due 03/31/2030		66	63

Total Russia (Cost $148)			159

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SUPRANATIONAL 1.7%

European Union Government Bond
3.125% due 04/03/2014	EUR	90	$121

Total Supranational (Cost $122)			121

SWEDEN 1.7%

Swedbank AB
3.125% due 02/02/2012	EUR	90	122

Total Sweden (Cost $124)			122

UNITED KINGDOM 3.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	66

HSBC Bank PLC
3.875% due 11/09/2011		50	68

United Kingdom Gilt
4.750% due 03/07/2020	GBP	64	103

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	44

Total United Kingdom (Cost $278)			281

UNITED STATES 63.7%

CORPORATE BONDS & NOTES 21.6%

American Express Bank FSB
0.652% due 05/29/2012		$50	38

American International Group, Inc.
5.850% due 01/16/2018		42	17

Bank of America Corp.
2.100% due 04/30/2012		100	100

Bank of the West
2.150% due 03/27/2012		120	120

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	54

Black & Decker Corp.
8.950% due 04/15/2014 (a)		50	49

CIT Group, Inc.
5.400% due 03/07/2013		20	13

Citigroup, Inc.
2.125% due 04/30/2012		100	100
6.125% due 05/15/2018		84	73

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	21

CSX Corp.
6.250% due 03/15/2018		50	43

General Electric Capital Corp.
3.000% due 12/09/2011		100	103
5.625% due 05/01/2018		40	35

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		34	23

JPMorgan Chase & Co.
1.550% due 06/15/2012		100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		19	17

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	45

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		20	16
6.875% due 11/15/2018		54	42

See Accompanying Notes	Annual Report	March 31, 2009	107

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.574% due 10/15/2015	$44	$31

NGPL PipeCo. LLC
7.119% due 12/15/2017	40	37

Pacificorp
5.650% due 07/15/2018	29	30

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
3.249% due 02/25/2011	40	40

SLM Corp.
1.459% due 01/27/2014	46	21

Sovereign Bank
2.750% due 01/17/2012	100	102

State Street Corp.
2.150% due 04/30/2012	100	101

Valero Energy Corp.
9.375% due 03/15/2019	50	52

Wachovia Corp.
1.590% due 06/15/2017	64	38

		1,565

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 12.4%

Short-Term Floating NAV Portfolio	89,994	$900

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.3%

Fannie Mae
5.500% due 11/01/2038 - 04/01/2039	$500	519
6.000% due 06/01/2038 - 05/01/2039	900	940

Freddie Mac
5.500% due 04/01/2039	360	373

		1,832

U.S. TREASURY OBLIGATIONS 4.4%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	18	18
2.375% due 01/15/2025	81	84
2.375% due 01/15/2027	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016	$125	$135
2.625% due 07/15/2017	64	70

		321

Total United States (Cost $4,635)		4,618

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 6.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	501	501

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $515. Repurchase proceeds are $501.)

Total Short-Term Instruments (Cost $501)		501

Total Investments 111.4% (Cost $8,040)		$8,079

Other Assets and Liabilities (Net) (11.4%)		(826)

Net Assets 100.0%		$7,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Global Advantage Strategy Bond Fund is investing in shares of affiliated Funds.
(d)	Cash of $19 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$5
90-Day Euribor March Futures	Long	03/2011	1	1
90-Day Eurodollar December Futures	Long	12/2009	2	1
90-Day Eurodollar March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1	0

				$9

(e)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	$50	$0	$0	$0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	50	1	0	1
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	50	0	0	0
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	50	(2)	0	(2)

							$(1)	$0	$(1)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%		02/20/2014	3.228%	$40	$ 1	$0	$ 1
Mexico Government International Bond	DUB	4.970%		03/20/2019	4.019%	60	4	0	4

							$ 5	$0	$ 5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

108	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	4.250%	12/20/2013	JPM	CAD	150	16	14	2
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		$200	(19)	(13)	(6)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	25,000	6	7	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	2	0	2

							$12	$11	$1

(f)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	10	05/2009	$0	$0	$0
Sell		RBS	215	05/2009	1	0	1
Buy		UBS	90	05/2009	0	(1)	(1)
Buy		CITI	4	06/2009	0	0	0
Buy	BRL	HSBC	128	06/2009	1	0	1
Buy		UBS	50	06/2009	0	(1)	(1)
Buy	CAD	BNP	15	04/2009	0	0	0
Buy		BOA	8	04/2009	0	0	0
Buy		CITI	30	04/2009	0	(1)	(1)
Buy		DUB	4	04/2009	0	0	0
Buy		JPM	263	04/2009	0	(3)	(3)
Sell		JPM	47	04/2009	0	(1)	(1)
Buy	CHF	BNP	66	06/2009	2	0	2
Buy		CITI	8	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Buy		UBS	5	06/2009	0	0	0
Buy	CNY	BCLY	103	05/2009	0	0	0
Buy		CITI	82	05/2009	0	0	0
Buy		HSBC	93	05/2009	0	0	0
Buy		JPM	1,255	05/2009	1	0	1
Buy		UBS	96	05/2009	0	0	0
Buy		JPM	34	07/2009	0	0	0
Buy		UBS	191	07/2009	0	0	0
Buy		BOA	163	09/2009	0	0	0
Buy	EUR	BCLY	46	04/2009	0	(1)	(1)
Buy		BNP	40	04/2009	0	0	0
Buy		CITI	71	04/2009	0	(3)	(3)
Buy		DUB	35	04/2009	1	0	1
Buy		HSBC	376	04/2009	25	0	25
Buy		JPM	179	04/2009	1	(4)	(3)
Sell		RBS	363	04/2009	0	0	0
Sell	GBP	BCLY	25	04/2009	0	(1)	(1)
Buy		BNP	5	04/2009	0	0	0
Buy		BOA	4	04/2009	0	0	0
Buy		CITI	21	04/2009	0	0	0
Buy		DUB	100	04/2009	0	(2)	(2)
Buy		GSC	5	04/2009	0	0	0
Buy		JPM	36	04/2009	1	0	1
Sell		JPM	1	04/2009	0	0	0
Buy		RBS	7	04/2009	0	0	0
Sell		RBS	49	04/2009	0	0	0
Sell	INR	BOA	656	04/2009	0	0	0
Sell		CITI	660	04/2009	0	0	0
Buy		DUB	251	04/2009	0	0	0
Sell		DUB	594	04/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	109

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	JPM	1,660	04/2009	$0	$(1)	$(1)
Buy		BOA	671	07/2009	0	0	0
Buy		CITI	673	07/2009	0	0	0
Buy		DUB	594	07/2009	0	0	0
Buy	JPY	BNP	1,459	04/2009	0	0	0
Buy		BCLY	591	05/2009	0	0	0
Sell		BCLY	9,376	05/2009	2	0	2
Buy		BOA	1,090	05/2009	0	0	0
Buy		CITI	4,697	05/2009	0	(2)	(2)
Buy		JPM	19,966	05/2009	0	(3)	(3)
Buy		UBS	1,184	05/2009	0	0	0
Buy		JPM	10,617	06/2009	0	(2)	(2)
Buy	KRW	CITI	9,030	04/2009	1	0	1
Buy		HSBC	32,277	04/2009	1	0	1
Buy		JPM	114,584	04/2009	1	(1)	0
Buy	MXN	BCLY	787	05/2009	2	0	2
Buy		CITI	1,507	05/2009	1	0	1
Sell		CITI	168	05/2009	0	0	0
Buy		HSBC	112	05/2009	0	0	0
Sell		HSBC	2,426	05/2009	0	(13)	(13)
Buy		JPM	135	05/2009	0	0	0
Sell		JPM	7	05/2009	0	0	0
Buy		UBS	61	05/2009	0	0	0
Sell		CITI	1,159	11/2009	0	(1)	(1)
Buy	PLN	BCLY	40	05/2009	1	0	1
Buy		DUB	18	05/2009	0	0	0
Buy		JPM	54	05/2009	0	(1)	(1)
Sell		JPM	71	05/2009	1	0	1
Buy		UBS	13	05/2009	0	0	0
Buy		JPM	71	11/2009	0	(1)	(1)
Buy	SEK	BNP	391	06/2009	5	0	5
Buy		CITI	16	06/2009	0	0	0
Buy		JPM	134	06/2009	1	0	1
Buy	SGD	DUB	18	04/2009	0	0	0
Sell		DUB	15	04/2009	0	0	0
Buy		JPM	5	04/2009	0	0	0
Buy		UBS	18	04/2009	0	0	0
Buy		DUB	15	07/2009	0	0	0
Buy	ZAR	BCLY	384	05/2009	1	0	1
Sell		BCLY	788	05/2009	1	0	1
Buy		DUB	363	05/2009	1	0	1
Buy		UBS	41	05/2009	0	0	0
Buy		BCLY	788	11/2009	1	(1)	0

					$53	$(44)	$9

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$900	$7,179	$0	$8,079
Other Financial Instruments ++	9	14	0	23

Total	$909	$7,193	$0	$8,102

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

110	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.9%

BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012		$200	$204

Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,100	759

Crusade Global Trust
2.052% due 11/19/2037	EUR	284	322

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,722

Puma Finance Ltd.
1.321% due 02/21/2038		493	445
3.272% due 08/22/2037	AUD	167	108
3.510% due 07/12/2036		169	111

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$772	672

Torrens Trust
3.587% due 10/19/2038	AUD	872	551

Total Australia (Cost $5,411)			4,894

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$700	644

Total Bermuda (Cost $697)			644

CANADA 4.1%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	701

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	546

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	134

Master Credit Card Trust
5.297% due 08/21/2012		200	167

Province of Ontario Canada
4.700% due 06/02/2037		2,100	1,639
5.600% due 06/02/2035		2,100	1,828
5.850% due 03/08/2033		200	177

Province of Quebec Canada
5.125% due 11/14/2016		$300	311
5.750% due 12/01/2036	CAD	1,000	865

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	400	541

Total Canada (Cost $7,194)			6,909

CAYMAN ISLANDS 0.8%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$450	362

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		510	342

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	212

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$500	481

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	24	0

Total Cayman Islands (Cost $1,843)			1,397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DENMARK 0.2%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	179	$33

Realkredit Danmark A/S
5.000% due 10/01/2038		2,195	370

Total Denmark (Cost $403)			403

FRANCE 3.2%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	400	$555

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	102

Credit Agricole S.A.
6.637% due 05/29/2049		$500	150

France Government Bond
4.750% due 04/25/2035	EUR	300	434
5.750% due 10/25/2032		1,200	1,949

GCE Covered Bonds
5.250% due 09/17/2010		1,250	1,712

Vivendi
5.750% due 04/04/2013		$446	417
6.625% due 04/04/2018		100	92

Total France (Cost $6,145)			5,411

GERMANY 5.5%

Deutsche Bank AG
4.875% due 05/20/2013		$637	626
5.375% due 10/12/2012		319	324

Republic of Germany
4.750% due 07/04/2034	EUR	2,100	3,093
5.500% due 01/04/2031		2,400	3,826
6.250% due 01/04/2030		800	1,379

Total Germany (Cost $8,713)			9,248

IRELAND 0.3%

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	129

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	238	220

Lusitano Mortgages PLC
1.930% due 12/15/2035		92	100

Total Ireland (Cost $572)			449

ITALY 0.2%

Siena Mortgages SpA
1.880% due 12/16/2038	EUR	272	341

Total Italy (Cost $331)			341

JAPAN 14.3%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	238

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	90,540	792
1.000% due 06/10/2016		302,400	2,640
1.100% due 12/10/2016		300,722	2,629
1.200% due 03/10/2017		65,390	571

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.200% due 06/10/2017	JPY	771,955	$6,687
1.200% due 12/10/2017		431,160	3,722

Japan Government International Bond
2.300% due 06/20/2035		20,000	211
2.400% due 03/20/2034		74,750	805
2.500% due 09/20/2036		320,000	3,510
2.500% due 09/20/2037		130,000	1,435

JLOC Ltd.
0.896% due 02/16/2016		42,426	415

Resona Bank Ltd.
5.850% due 09/29/2049		$500	255

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	63

Total Japan (Cost $23,701)			23,973

JERSEY, CHANNEL ISLANDS 0.0%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	82

Total Jersey, Channel Islands (Cost $387)			82

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	86

Total Liberia (Cost $102)			86

NETHERLANDS 0.9%

Delphinus BV
1.830% due 06/25/2066	EUR	67	86
2.138% due 11/28/2031		217	274

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	107

Dutch Mortgage-Backed Securities BV
3.208% due 10/02/2079	EUR	687	869

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		20	26

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$200	199

Total Netherlands (Cost $1,533)			1,561

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$637	615

Total New Zealand (Cost $638)			615

NORWAY 1.0%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,735

Total Norway (Cost $1,947)			1,735

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	650	889

Total Portugal (Cost $1,021)			889

See Accompanying Notes	Annual Report	March 31, 2009	111

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.3%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	$264
8.146% due 04/11/2018		200	165

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	46

Total Russia (Cost $549)			475

SOUTH KOREA 0.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$637	636
5.750% due 05/22/2013	EUR	255	288

Total South Korea (Cost $1,030)			924

SPAIN 0.4%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,100	606

Total Spain (Cost $1,120)			606

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$1,530	1,480

UBS AG
2.154% due 05/05/2010		510	509
5.750% due 04/25/2018		956	802
5.875% due 12/20/2017		319	275

Total Switzerland (Cost $3,306)			3,066

UNITED KINGDOM 10.7%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	956	1,260

Barclays Bank PLC
6.050% due 12/04/2017		$765	603
7.434% due 09/29/2049		600	249
7.700% due 04/29/2049		500	220
8.250% due 02/28/2049	GBP	191	144

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	101	131

HBOS PLC
6.750% due 05/21/2018		$446	344

HSBC Holdings PLC
6.500% due 05/02/2036		574	476

Lloyds Banking Group PLC
5.920% due 09/29/2049		800	148

Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		600	599
5.625% due 07/29/2049	EUR	377	298

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$1,275	1,110

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		382	187

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	86

United Kingdom Gilt
4.000% due 09/07/2016	GBP	700	1,090
4.250% due 06/07/2032		1,200	1,781
4.250% due 03/07/2036		700	1,012
4.500% due 03/07/2019		1,000	1,597
4.500% due 12/07/2042		100	148

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 03/07/2020	GBP	1,200	$1,943
4.750% due 12/07/2038		1,700	2,680
8.000% due 06/07/2021		400	838
8.750% due 08/25/2017		400	824

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	146

Total United Kingdom (Cost $20,534)			17,914

UNITED STATES 83.5%

ASSET-BACKED SECURITIES 6.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$297	241

AFC Home Equity Loan Trust
1.232% due 12/22/2027		12	7

Amortizing Residential Collateral Trust
1.222% due 10/25/2031		11	6

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		9	5

BA Credit Card Trust
1.136% due 04/15/2013		300	287

Bear Stearns Asset-Backed Securities Trust
0.972% due 03/25/2043		12	12
1.182% due 10/25/2032		6	4

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		700	643

Chase Issuance Trust
1.456% due 05/16/2011		700	699
2.820% due 09/15/2015		900	825

Countrywide Asset-Backed Certificates
0.572% due 08/25/2037		282	246

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032		8	4

Daimler Chrysler Auto Trust
1.463% due 07/08/2011		422	415

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027		40	23

Ford Credit Auto Owner Trust
1.156% due 07/15/2010		1,001	995
1.456% due 01/15/2011		747	740
1.976% due 06/15/2012		765	715
4.360% due 06/15/2010		119	119

Franklin Auto Trust
1.545% due 10/20/2011		295	289

GSAMP Trust
0.812% due 03/25/2034		43	42

Home Equity Mortgage Trust
5.500% due 01/25/2037		163	25

MBNA Credit Card Master Note Trust
0.546% due 09/15/2011		382	382

Mid-State Trust
8.330% due 04/01/2030		323	279

Nelnet Student Loan Trust
1.689% due 04/27/2015		373	370

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		38	21

Residential Asset Mortgage Products, Inc.
1.082% due 06/25/2032		10	7

Residential Asset Securities Corp.
1.022% due 07/25/2032		24	11

Sears Credit Account Master Trust
0.776% due 04/16/2013		446	442

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLC Student Loan Trust
1.770% due 06/15/2017		$510	$473

SLM Student Loan Trust
2.659% due 04/25/2023		1,716	1,686

Structured Asset Securities Corp.
0.922% due 05/25/2034		39	30

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		55	55

Wells Fargo Home Equity Trust
0.752% due 10/25/2035		130	117

			10,215

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012		1,066	575

CORPORATE BONDS & NOTES 30.6%

Ace INA Holdings, Inc.
5.875% due 06/15/2014		100	98

Aetna, Inc.
6.500% due 09/15/2018		319	315

Alcoa, Inc.
6.000% due 01/15/2012		637	556

Allstate Life Global Funding II
1.901% due 05/21/2010		1,147	1,093

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		319	309

American Express Bank FSB
0.581% due 04/26/2010		400	375
0.714% due 06/12/2012		300	229
5.500% due 04/16/2013		701	605

American Express Co.
7.000% due 03/19/2018		829	733

American Express Credit Corp.
1.920% due 05/27/2010		300	283
5.875% due 05/02/2013		400	352

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	34
5.850% due 01/16/2018		$500	196
8.000% due 05/22/2038	EUR	1,500	219
8.175% due 05/15/2058		$1,300	111
8.250% due 08/15/2018		700	300

Amgen, Inc.
6.150% due 06/01/2018		637	674

AT&T, Inc.
6.300% due 01/15/2038		510	450

AutoZone, Inc.
5.875% due 10/15/2012		100	99

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	212

Bank of America Corp.
4.750% due 05/23/2017	EUR	400	288
5.750% due 12/01/2017		$320	269
8.125% due 12/29/2049		619	255

Bear Stearns Cos. LLC
1.660% due 10/02/2009 (m)	CAD	500	394
6.400% due 10/02/2017		$1,200	1,171
6.950% due 08/10/2012		800	815
7.250% due 02/01/2018		1,100	1,139

BellSouth Corp.
5.200% due 09/15/2014		200	201

Boston Scientific Corp.
6.000% due 06/15/2011		200	195
6.400% due 06/15/2016		300	281

112	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		$446	$441

Charter One Bank N.A.
1.209% due 04/24/2009		637	636

CIT Group, Inc.
1.358% due 08/17/2009		600	536

Citigroup Capital XXI
8.300% due 12/21/2057		300	145

Citigroup Funding, Inc.
2.291% due 05/07/2010		1,785	1,603

Citigroup, Inc.
5.500% due 04/11/2013		829	729
6.000% due 08/15/2017		319	276
6.125% due 05/15/2018		1,785	1,544
6.500% due 08/19/2013		1,721	1,584

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	567

CNA Financial Corp.
6.000% due 08/15/2011		300	262

Computer Sciences Corp.
5.500% due 03/15/2013		637	619

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		484	484

Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	314

Consumers Energy Co.
5.000% due 02/15/2012		100	100

CVS Caremark Corp.
5.750% due 08/15/2011		200	210

Cytec Industries, Inc.
6.000% due 10/01/2015		637	496

Daimler Finance North America LLC
5.750% due 09/08/2011		100	95

DR Horton, Inc.
6.000% due 04/15/2011		200	186

Erac USA Finance Co.
5.800% due 10/15/2012		700	546

Exelon Corp.
4.900% due 06/15/2015		637	542

GATX Financial Corp.
5.500% due 02/15/2012		637	596

General Electric Capital Corp.
2.151% due 05/22/2013		446	358
2.214% due 12/09/2011		2,000	2,038
6.375% due 11/15/2067		500	243

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	378

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	500	338
5.375% due 02/15/2013	EUR	200	246
6.150% due 04/01/2018		$600	549
6.250% due 09/01/2017		1,500	1,393

Health Care REIT, Inc.
5.875% due 05/15/2015		400	309

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	209

Home Depot, Inc.
5.400% due 03/01/2016		637	573

HSBC Finance Corp.
1.389% due 06/19/2009		319	316

International Lease Finance Corp.
5.350% due 03/01/2012		200	112

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	$145
6.000% due 01/15/2018		$900	911

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		100	86

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	172

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$300	193

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	127

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		1,339	1,150

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	150
5.625% due 01/24/2013 (a)		500	63
6.875% due 05/02/2018 (a)		700	88

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	570

Masco Corp.
6.125% due 10/03/2016		200	129

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		319	297
1.328% due 08/14/2009		100	98
3.472% due 05/12/2010		1,339	1,261
6.875% due 04/25/2018		765	600

Metropolitan Life Global Funding I
5.125% due 04/10/2013		701	641

Morgan Stanley
1.291% due 05/07/2009		319	319
1.592% due 10/18/2016		200	134
3.338% due 05/14/2010		637	621
6.000% due 04/28/2015		1,084	1,026
6.625% due 04/01/2018		829	792

Nabors Industries, Inc.
6.150% due 02/15/2018		637	499

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		956	938

NGPL PipeCo. LLC
7.768% due 12/15/2037		500	438

NiSource Finance Corp.
6.800% due 01/15/2019		637	513

Pricoa Global Funding I
2.066% due 06/04/2010		1,530	1,378

Principal Life Income Funding Trusts
5.300% due 04/24/2013		446	410

Reynolds American, Inc.
2.020% due 06/15/2011		200	180

Sabre Holdings Corp.
7.350% due 08/01/2011		200	111

Sara Lee Corp.
6.250% due 09/15/2011		200	209

Sealed Air Corp.
5.625% due 07/15/2013		200	172

Sprint Nextel Corp.
6.000% due 12/01/2016		100	72

Target Corp.
7.000% due 01/15/2038		500	470

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	708

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,020	908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Communications, Inc.
4.350% due 02/15/2013	$637	$633
6.400% due 02/15/2038	701	638

Viacom, Inc.
5.750% due 04/30/2011	200	195

Virginia Electric and Power Co.
6.350% due 11/30/2037	500	504

Wachovia Corp.
5.500% due 05/01/2013	829	765

Wells Fargo & Co.
4.375% due 01/31/2013	319	298

		51,436

MORTGAGE-BACKED SECURITIES 8.2%

American Home Mortgage Assets
0.712% due 05/25/2046	543	192
0.732% due 10/25/2046	408	132

American Home Mortgage Investment Trust
0.762% due 05/25/2047	448	88

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	310	278

BCAP LLC Trust
0.692% due 01/25/2037	428	164

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	88	61
2.650% due 08/25/2035	84	59
2.940% due 03/25/2035	159	108
4.465% due 05/25/2034	99	78
4.630% due 05/25/2034	46	46
4.651% due 10/25/2033	66	58
4.701% due 08/25/2033	8	7
5.473% due 05/25/2047	853	438

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	99	36
5.364% due 05/25/2035	41	25
5.543% due 11/25/2035	360	138
5.721% due 11/25/2036	348	160
5.786% due 02/25/2036	535	235
6.250% due 08/25/2036	454	191

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	500	381

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	272	172

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	300	184

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	221	144
4.248% due 08/25/2035	197	126
6.008% due 09/25/2037	875	437

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	283

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	91	89
0.740% due 12/20/2046	398	129
0.755% due 07/20/2046	674	244
0.802% due 02/25/2037	686	284
0.872% due 05/25/2037	88	32
3.133% due 11/25/2035	123	54
3.673% due 11/25/2035	41	18
5.250% due 06/25/2035	92	54
5.886% due 11/25/2035	656	336
5.895% due 02/25/2037	229	117
6.000% due 04/25/2037	163	94
6.137% due 08/25/2036	271	186
6.250% due 08/25/2037	85	43
6.500% due 06/25/2036	192	97

See Accompanying Notes	Annual Report	March 31, 2009	113

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.902% due 09/25/2034	$106	$51
4.740% due 08/25/2034	32	18
4.812% due 04/20/2035	32	23

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	300	135

CS First Boston Mortgage Securities Corp.
4.750% due 08/25/2033	88	73
6.500% due 04/25/2033	14	12

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	22	17
4.738% due 12/25/2033	39	29

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	190	181

Greenpoint Mortgage Funding Trust
0.792% due 11/25/2045	23	11

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	305	213

GSR Mortgage Loan Trust
4.465% due 06/25/2034	94	73
4.513% due 03/25/2033	55	46
4.541% due 09/25/2035	373	276

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	146	52
2.483% due 12/19/2036	259	83
4.957% due 05/19/2033	90	70

Impac CMB Trust
1.522% due 07/25/2033	24	17

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	299	169

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	236	185

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	951
5.429% due 12/12/2043	200	135

JPMorgan Mortgage Trust
4.375% due 11/25/2033	57	48

MASTR Alternative Loans Trust
0.922% due 03/25/2036	101	38

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	410

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	73	33
5.366% due 02/25/2033	32	28

MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025	36	20
3.006% due 10/25/2035	320	215

Morgan Stanley Capital I
5.387% due 03/12/2044	319	246

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	190

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	260	96
0.702% due 06/25/2046	793	304

Residential Asset Securitization Trust
5.750% due 02/25/2036	71	49

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	15	14

Sequoia Mortgage Trust
0.895% due 07/20/2033	182	138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	$96	$67
4.931% due 02/25/2034	37	26

Structured Asset Mortgage Investments, Inc.
0.732% due 05/25/2046	182	67
0.742% due 05/25/2036	441	155
0.742% due 09/25/2047	500	80
0.846% due 07/19/2034	44	24

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	192	172
5.630% due 01/25/2037	300	114

Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042	446	418
5.572% due 10/15/2048	800	583

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	107	43
1.062% due 12/25/2027	336	237
2.333% due 02/25/2047	728	224
3.046% due 05/25/2041	22	19
3.705% due 02/27/2034	101	81
4.499% due 06/25/2033	34	27
5.414% due 02/25/2037	463	253

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.573% due 07/25/2046	153	48

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	76	73
4.950% due 03/25/2036	384	242
5.068% due 04/25/2036	298	187

		13,787

MUNICIPAL BONDS & NOTES 2.2%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	765	659

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	200	200

Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	900	884

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	229

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	377

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	457

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	183

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	180	180

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	220

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	4

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$495	$267

		3,712

	SHARES
PIMCO FUNDS (e) 0.8%

Short-Term Floating NAV Portfolio	130,011	1,301

PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049	172	1,723

SLM Corp. CPI Linked
2.140% due 01/16/2018	1,800	14

		1,737

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.0%

Fannie Mae
0.622% due 01/25/2021	$147	144
0.722% due 10/27/2037	1,000	901
0.772% due 06/25/2044	46	46
4.347% due 11/01/2034	372	378
4.934% due 12/01/2034	161	165
5.000% due 08/25/2016 - 08/01/2035	1,510	1,555
5.500% due 10/01/2016 - 04/01/2038	12,786	13,295
5.500% due 11/01/2038 (i)	28	29
6.000% due 04/25/2043 - 07/25/2044	246	255
6.470% due 09/25/2012	637	732
6.500% due 11/25/2042	320	330

Freddie Mac
1.006% due 12/15/2031	2	2
3.022% due 10/25/2044	354	345
4.500% due 12/15/2010 - 07/15/2018	317	324
5.000% due 11/15/2021 - 03/15/2025	137	139
5.328% due 04/01/2037	45	46

Ginnie Mae
1.156% due 02/16/2030	64	64
1.206% due 02/16/2030	62	61
4.125% due 11/20/2021 - 12/20/2026	37	37
4.625% due 07/20/2022 - 09/20/2026	88	89
5.250% due 01/20/2030	25	26
5.375% due 05/20/2028 - 06/20/2030	93	95
6.000% due 04/01/2024 - 09/20/2038	4,807	5,052
6.500% due 08/20/2038 - 04/01/2039	11,536	12,092

Small Business Administration
5.600% due 09/01/2028	874	956
6.640% due 02/01/2011	25	27

Tennessee Valley Authority
5.880% due 04/01/2036	637	723
7.140% due 05/23/2012	637	732

		38,640

114	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	$1,700	$1,685
5.500% due 08/15/2028	3,100	3,917
6.000% due 02/15/2026	900	1,186
6.125% due 11/15/2027	600	807
6.375% due 08/15/2027	1,100	1,516
7.875% due 02/15/2021	300	435
8.125% due 08/15/2019	1,100	1,596
8.125% due 05/15/2021	4,000	5,931
8.500% due 02/15/2020	1,300	1,942

		19,015

Total United States (Cost $160,668)		140,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$916	$916
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $935. Repurchase proceeds are $916.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.980% due 05/15/2009 (f)	250	250

U.S. TREASURY BILLS 3.6%
0.174% due 04/02/2009 - 06/11/2009 (c)(f)(g)	6,110	6,109

Total Short-Term Instruments (Cost $7,276)		7,275

VALUE (000S)
PURCHASED OPTIONS (k) 0.0%
(Cost $11)	$30

Total Investments 136.3% (Cost $255,132)	$229,344

Written Options (l) (1.8%) (Premiums $807)	(3,109)

Other Assets and Liabilities (Net) (34.5%)	(58,028)

Net Assets 100.0%	$168,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	The Global Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $5,570 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $43,799 at a weighted average interest rate of 2.497%. On March 31, 2009, securities valued at $1,190 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $29 and cash of $1,565 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	44	$21
90-Day Euribor June Futures	Long	06/2010	63	25
90-Day Euribor September Futures	Long	09/2010	21	13
Euro-Bobl June Futures	Long	06/2009	3	1
Euro-Bund 10-Year Bond June Futures	Long	06/2009	29	21
Euro-Bund 10-Year Bond May Futures Put Options Strike @ EUR 106.000	Short	05/2009	56	0
Japan Government 10-Year Bond June Futures	Long	06/2009	2	(30)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	19	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	99	55
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	24	93

				$225

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$100	$4	$0	$4
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	1.270%		500	12	0	12
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	200	12	0	12
Alcoa, Inc.	MSC	(0.850%	)	03/20/2012	8.513%		$1,000	182	0	182
Amgen, Inc.	UBS	(1.000%	)	06/20/2018	0.830%		1,000	(14)	0	(14)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		100	1	0	1
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	1.400%		200	7	0	7
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		300	32	0	32
Bear Stearns Cos., Inc.	BCLY	(0.820%	)	09/20/2017	1.813%		200	13	0	13
Bear Stearns Cos., Inc.	CITI	(1.200%	)	03/20/2018	1.790%		800	33	0	33
Bear Stearns Cos., Inc.	CSFB	(0.760%	)	12/20/2017	1.801%		1,000	72	0	72
Bear Stearns Cos., Inc.	RBS	(2.223%	)	03/20/2018	1.790%		300	(9)	0	(9)
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%		200	10	0	10
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	1.600%		200	5	0	5

See Accompanying Notes	Annual Report	March 31, 2009	115

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		$300	$(10)	$0	$(10)
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.840%		700	18	0	18
Citigroup, Inc.	BCLY	(1.580%	)	09/20/2013	6.400%		2,700	439	0	439
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	5.318%		2,000	488	0	488
Citigroup, Inc.	CSFB	(3.550%	)	12/20/2013	6.325%		200	19	0	19
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.200%		1,000	18	0	18
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		300	25	0	25
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	200	4	0	4
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%		$1,000	2	0	2
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	4.056%		500	48	0	48
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		100	8	0	8
Credit Suisse Group	DUB	(1.960%	)	06/20/2013	1.830%		1,500	(9)	0	(9)
CVS Caremark Corp.	RBS	(0.550%	)	09/20/2011	0.904%		200	2	0	2
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	3.400%		1,000	129	0	129
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		100	5	0	5
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		400	8	0	8
Deutsche Bank AG	RBS	(0.950%	)	06/20/2013	1.230%		600	6	0	6
Diamond Offshore Drilling, Inc.	JPM	(0.230%	)	06/20/2012	0.574%		100	1	0	1
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	4.392%		200	1	0	1
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%		700	89	0	89
Exelon Corp.	CITI	(1.260%	)	06/20/2015	3.009%		1,000	89	0	89
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%		1,000	112	0	112
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		100	0	0	0
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	2.906%		100	5	0	5
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		400	52	0	52
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		200	2	0	2
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	6.808%		400	65	0	65
Home Depot, Inc.	BOA	(1.100%	)	03/20/2016	1.768%		1,000	39	0	39
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		200	77	0	77
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		100	8	0	8
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		500	37	0	37
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	2.902%		200	30	0	30
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		300	23	0	23
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	200	5	0	5
Lockheed Martin Corp.	MSC	(0.089%	)	06/20/2012	0.495%		$200	3	0	3
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		100	2	0	2
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%		1,000	(6)	0	(6)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	4.632%		200	40	0	40
Morgan Stanley	BCLY	(1.800%	)	09/20/2018	3.139%		900	79	0	79
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		100	8	0	8
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%		200	34	0	34
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%		1,000	155	0	155
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	4.195%		1,000	176	0	176
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%		1,500	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.714%		1,000	(26)	0	(26)
Pearson Dollar Finance Two PLC	CITI	(0.690%	)	06/20/2018	0.714%		1,000	1	0	1
RadioShack Corp.	RBS	(1.430%	)	06/20/2013	2.100%		800	20	0	20
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		100	19	0	19
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	28.686%		200	92	0	92
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	2.800%		200	18	0	18
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	6.690%		100	27	0	27
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		100	7	0	7
UBS Warburg LLC	BCLY	(2.300%	)	03/20/2014	2.290%	EUR	400	(1)	0	(1)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$500	(2)	0	(2)
UBS Warburg LLC	BOA	(2.280%	)	06/20/2018	2.240%		100	0	0	0
UBS Warburg LLC	DUB	(2.080%	)	03/20/2014	2.290%	EUR	500	6	0	6
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%		200	5	0	5
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		$200	9	6	3
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		200	(1)	0	(1)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		100	0	0	0
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		146	(1)	0	(1)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		100	(1)	0	(1)
Whirlpool Corp.	UBS	(0.840%	)	06/20/2013	5.054%		700	102	0	102
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		200	42	0	42

								$3,001	$6	$2,995

116	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	$600	$(63)	$0	$(63)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	400	(12)	0	(12)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	300	(58)	0	(58)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	300	1	0	1
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	300	1	0	1
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	600	3	0	3
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.820%	05/20/2012	7.765%	400	(73)	0	(73)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	500	(41)	0	(41)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	100	(42)	0	(42)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	500	(18)	0	(18)

						$(421)	$0	$(421)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016		$6,051	$601	$(43)	$644
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		488	49	(3)	52
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		5,661	540	43	497
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		2,928	279	71	208
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,562	139	58	81
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		585	26	(20)	46
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		488	21	(7)	28
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016	EUR	1,100	194	(7)	201
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		300	53	(2)	55

							$1,902	$90	$1,812

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%		07/25/2045		$400	$(330)	$(120)	$(210)
ABX.HE AAA 06-2 Index	DUB	0.110%		05/25/2046		500	(350)	(152)	(198)

							$(680)	$(272)	$(408)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$139	$(3)	$142
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	336	(7)	343
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	186	4	182
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	RBS		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	41	0	41
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	18,500	(49)	8	(57)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(41)	(11)	(30)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		700	(48)	(13)	(35)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		900	(96)	(9)	(87)

See Accompanying Notes	Annual Report	March 31, 2009	117

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN	CAD	2,100	$(222)	$(21)	$(201)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(21)	(1)	(20)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		1,600	(170)	(42)	(128)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		200	(32)	(8)	(24)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		500	(68)	(5)	(63)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	12	(1)	13
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		1,000	11	(1)	12
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		$1,500	(144)	(182)	38
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		4,100	153	(51)	204
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(691)	31	(722)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,900	(1,002)	8	(1,010)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	3,300	25	9	16
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		7,400	187	112	75
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		11,700	296	107	189
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		11,000	279	33	246
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		2,600	23	3	20
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		3,200	(4)	(29)	25
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	BCLY	GBP	400	7	6	1
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		200	(35)	(6)	(29)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		300	(52)	(23)	(29)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		100	(30)	(22)	(8)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	(182)	(69)	(113)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY	JPY	30,000	(2)	(1)	(1)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		40,000	(2)	(1)	(1)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		130,000	(6)	(3)	(3)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(42)	(5)	(37)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		2,210,000	536	562	(26)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		380,000	100	77	23
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(165)	5	(170)

							$(740)	$451	$(1,191)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$85.000	05/22/2009	88	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	80.000	05/22/2009	106	2	2

				$3	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$400	$4	$27

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Ginnie Mae 6.000% due 04/01/2039	$89.625	04/13/2009	$17,000	$2	$0
Put - OTC Ginnie Mae 6.000% due 05/01/2039	92.000	05/12/2009	4,700	1	0
Put - OTC Ginnie Mae 6.500% due 05/01/2039	95.000	05/12/2009	11,000	1	0

				$4	$0

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	22	$10	$4
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	104	67	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	45	19	5

				$96	$11

118	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	3,000	$40	$266
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		1,900	20	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,000	15	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		800	3	2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,600	97	600
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	517
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		7,800	36	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		5,600	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		1,200	3	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		2,400	73	287
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	217
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	1,196

								$686	$3,094

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$4,000	$12	$2
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	2,000	10	2
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	2,000	3	0

				$25	$4

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	426	$83,100	AUD	3,900	EUR	6,300	GBP	0	$1,967
Sales	1,966	74,200		0		12,244		1,774	1,821
Closing Buys	(317)	(82,900)		(3,900)		(5,644)		0	(1,759)
Expirations	(1,904)	(29,900)		0		(5,000)		(1,774)	(1,222)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	171	$44,500	AUD	0	EUR	7,900	GBP	0	$807

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	1.660%	10/02/2009	06/06/2008	$487	$394	0.24%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	338	0.20%

				$938	$732	0.44%

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,243	04/2009	$0	$(17)	$(17)
Sell		HSBC	3,243	04/2009	0	0	0
Sell	AUD	DUB	2,045	04/2009	0	(120)	(120)
Sell		UBS	360	05/2009	3	0	3
Sell	BRL	RBC	27	06/2009	3	0	3
Buy	CAD	BCLY	326	04/2009	0	0	0
Buy		BNP	743	04/2009	9	0	9
Sell		BNP	769	04/2009	1	(9)	(8)
Sell		GSC	219	04/2009	0	(2)	(2)
Sell		JPM	2,777	04/2009	29	0	29
Buy		RBS	222	04/2009	1	0	1
Sell		UBS	148	04/2009	0	(3)	(3)
Buy	CLP	BCLY	11,032	05/2009	0	0	0
Sell		CITI	8,300	05/2009	0	0	0
Sell		DUB	29,130	05/2009	0	0	0
Buy		HSBC	8,300	05/2009	2	0	2
Buy		JPM	18,098	05/2009	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	BCLY	11,032	11/2009	$0	$0	$0
Buy		CITI	8,300	11/2009	0	0	0
Buy	CNY	BCLY	12,983	05/2009	12	(48)	(36)
Sell		BCLY	16,408	05/2009	0	(37)	(37)
Buy		CITI	11,550	05/2009	0	(76)	(76)
Sell		DUB	5,025	05/2009	0	(14)	(14)
Buy		HSBC	2,647	05/2009	0	(12)	(12)
Sell		HSBC	6,514	05/2009	1	(12)	(11)
Buy		JPM	5,097	05/2009	0	(29)	(29)
Sell		JPM	4,097	05/2009	0	(14)	(14)
Buy		MSC	2,317	05/2009	0	(14)	(14)
Sell		UBS	2,551	05/2009	0	(8)	(8)
Buy		BCLY	385	07/2009	0	(4)	(4)
Sell		BCLY	3,260	07/2009	0	(10)	(10)
Buy		DUB	5,831	07/2009	0	(51)	(51)
Buy		HSBC	1,806	07/2009	0	(14)	(14)
Buy		JPM	1,624	07/2009	0	(14)	(14)
Sell		JPM	6,386	07/2009	0	(24)	(24)
Buy		BCLY	483	09/2009	1	0	1
Buy		CITI	486	09/2009	1	0	1
Buy		DUB	2,217	09/2009	5	0	5
Sell		DUB	4,571	09/2009	0	(23)	(23)
Buy		HSBC	971	09/2009	2	0	2
Buy		JPM	414	09/2009	1	0	1
Buy		BCLY	2,234	05/2010	0	(34)	(34)
Sell		BCLY	4,753	05/2010	0	(36)	(36)
Buy		MLP	2,519	05/2010	0	(37)	(37)
Sell	DKK	UBS	3,523	06/2009	0	(35)	(35)
Buy	EUR	BCLY	76	04/2009	0	(2)	(2)
Sell		BCLY	550	04/2009	0	(28)	(28)
Buy		BNP	998	04/2009	41	(3)	38
Sell		BNP	103	04/2009	0	0	0
Buy		CITI	69	04/2009	0	(2)	(2)
Sell		CITI	620	04/2009	0	(3)	(3)
Buy		DUB	149	04/2009	5	0	5
Sell		HSBC	11,635	04/2009	0	(765)	(765)
Buy		JPM	164	04/2009	6	0	6
Sell		MSC	93	04/2009	0	(6)	(6)
Buy		RBS	54	04/2009	0	(1)	(1)
Buy	GBP	BCLY	52	04/2009	0	(1)	(1)
Buy		CITI	148	04/2009	0	(3)	(3)
Sell		CSFB	133	04/2009	0	(7)	(7)
Sell		DUB	356	04/2009	5	0	5
Sell		GSC	295	04/2009	5	0	5
Buy		HSBC	176	04/2009	4	0	4
Sell		HSBC	25	04/2009	0	(1)	(1)
Buy		MSC	826	04/2009	6	0	6
Sell		MSC	515	04/2009	6	0	6
Buy		RBS	90	04/2009	2	0	2
Sell		RBS	103	04/2009	2	0	2
Buy		UBS	62	04/2009	0	(3)	(3)
Sell	HKD	BCLY	15	06/2009	0	0	0
Sell		BOA	15	06/2009	0	0	0
Sell		HSBC	15	06/2009	0	0	0
Sell		JPM	39	06/2009	0	0	0
Buy	HUF	JPM	273	05/2009	0	0	0
Sell		JPM	273	05/2009	0	0	0
Buy	INR	BCLY	2,094	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Sell		BOA	26	04/2009	0	0	0
Buy		CITI	1,000	04/2009	0	0	0
Sell		CITI	31	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	24	04/2009	0	0	0
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	7,547	04/2009	0	(2)	(2)
Buy		BOA	26	07/2009	0	0	0
Buy		CITI	32	07/2009	0	0	0
Buy		DUB	24	07/2009	0	0	0
Buy	JPY	CITI	81,196	04/2009	0	(2)	(2)
Sell		CITI	21,101	04/2009	2	0	2
Buy		RBS	2,040	04/2009	0	0	0
Buy		BCLY	403,451	05/2009	0	(54)	(54)
Sell		BCLY	5,823	05/2009	1	0	1
Sell		BNP	397,073	05/2009	67	0	67

120	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	CITI	4,484	05/2009	$1	$0	$1
Buy		DUB	22,728	05/2009	0	(5)	(5)
Sell		GSC	39,600	05/2009	4	0	4
Sell		HSBC	75,038	05/2009	5	0	5
Sell		MSC	46,459	05/2009	2	0	2
Buy		RBS	11,646	05/2009	0	(1)	(1)
Sell		RBS	42,011	05/2009	2	0	2
Sell		MSC	381,844	06/2009	61	0	61
Sell	KRW	BCLY	4,086	04/2009	0	0	0
Sell		BOA	3,951	04/2009	0	0	0
Buy	MXN	CITI	243	05/2009	0	(4)	(4)
Sell		JPM	243	05/2009	0	0	0
Buy	MYR	BCLY	490	04/2009	0	(6)	(6)
Sell		BCLY	412	04/2009	0	0	0
Buy		BOA	420	04/2009	0	(5)	(5)
Buy		CITI	879	04/2009	0	(9)	(9)
Buy		HSBC	457	04/2009	0	(5)	(5)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	1,109	04/2009	9	0	9
Buy		BCLY	414	08/2009	1	0	1
Sell		BCLY	1,090	08/2009	9	0	9
Buy	PHP	CITI	7,257	05/2009	1	(1)	0
Buy		JPM	2,425	05/2009	0	0	0
Sell		CITI	10,004	08/2009	3	0	3
Buy	PLN	HSBC	22	05/2009	0	(3)	(3)
Sell		HSBC	22	05/2009	1	0	1
Buy	RUB	BCLY	1,160	05/2009	0	(1)	(1)
Buy		HSBC	2,431	05/2009	0	(29)	(29)
Sell		HSBC	537	05/2009	1	0	1
Sell		JPM	3,053	05/2009	23	0	23
Buy	SAR	JPM	2,722	04/2009	0	(11)	(11)
Sell		JPM	2,722	04/2009	0	(2)	(2)
Sell	SEK	CITI	264	06/2009	1	0	1
Buy	SGD	CITI	277	04/2009	0	(8)	(8)
Buy		DUB	177	04/2009	0	(4)	(4)
Buy		HSBC	73	04/2009	0	(2)	(2)
Sell		JPM	719	04/2009	13	0	13
Buy		RBS	101	04/2009	0	(2)	(2)
Buy		HSBC	101	07/2009	0	(3)	(3)
Buy	TWD	CITI	186	05/2009	0	0	0
Buy	ZAR	BCLY	4	05/2009	0	0	0
Sell		BCLY	4	05/2009	0	0	0
Sell		BCLY	4	11/2009	0	0	0

					$360	$(1,690)	$(1,330)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,300	$226,719	$1,325	$229,344
Other Financial Instruments ++	225	(2,371)	719	(1,427)

Total	$1,525	$224,348	$2,044	$227,917

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$951	$2,017	$12	$(19)	$(735)	$(901)	$1,325
Other Financial Instruments ++	2	0	0	0	665	52	719

Total	$953	$2,017	$12	$(19)	$(70)	$(849)	$2,044

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	121

Schedule of Investments  GNMA Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 3.0%

Short-Term Floating NAV Portfolio	3,129,924	$31,315

Total PIMCO Funds (Cost $31,315)		31,315

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	$3,000	2,786

Morgan Stanley
3.338% due 05/14/2010	4,000	3,898

Total Corporate Bonds & Notes (Cost $6,541)		6,684

U.S. GOVERNMENT AGENCIES 161.4%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2039	58,130	58,868
4.500% due 04/01/2039	13,000	13,284
5.000% due 01/01/2018 - 04/01/2039	92,964	95,964
5.500% due 12/01/2020 - 09/01/2038	101,083	105,099
5.851% due 03/01/2018	12	12
6.000% due 04/01/2024 - 04/01/2039	41,630	43,522
6.468% due 03/25/2039	15,721	16,026
6.500% due 05/01/2039	200	210

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
3.700% due 05/01/2031	11	11
4.423% due 05/01/2019	10	10
5.000% due 11/01/2036	4,119	4,259
5.500% due 04/01/2038 - 04/01/2039	3,941	4,091
5.575% due 06/01/2030	3	3
6.000% due 09/01/2038 - 04/01/2039	26,200	27,423
7.500% due 08/15/2029 (a)	27	3
7.500% due 03/01/2038	4,232	4,486

Ginnie Mae
0.756% due 01/16/2031 - 02/16/2032	2,558	2,518
0.806% due 08/16/2032	1,344	1,311
0.856% due 12/16/2026 - 08/16/2031	634	611
0.956% due 06/16/2027	50	50
1.006% due 11/16/2029	3,546	3,499
1.056% due 07/16/2028	117	116
1.062% due 05/16/2027	62	60
1.106% due 04/16/2032	228	224
1.206% due 05/16/2029	313	312
1.499% due 08/20/2058	48,017	44,244
1.547% due 08/20/2058	13,153	12,242
1.597% due 01/16/2030 - 02/16/2030	10,814	10,902
3.000% due 02/20/2034	3,264	3,266
3.132% due 02/20/2059	12,427	12,578
3.625% due 02/20/2035	383	377
3.750% due 11/20/2034	7,164	7,169
4.000% due 10/20/2033 - 06/20/2038	6,220	6,239
4.125% due 12/20/2017 - 10/20/2030	4,644	4,675
4.500% due 08/20/2033 - 05/01/2039	165,637	169,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.625% due 07/20/2018 - 09/20/2035	$14,333	$14,407
4.750% due 01/20/2031 - 03/20/2032	304	309
5.000% due 05/01/2039	40,400	41,732
5.100% due 04/20/2039	22,000	22,241
5.250% due 02/20/2030	885	904
5.375% due 06/20/2021 - 05/20/2032	7,580	7,715
5.500% due 05/20/2016 - 05/01/2039	369,277	384,373
6.000% due 06/15/2009 - 04/01/2039	273,398	285,856
6.000% due 08/15/2038 (f)	29,701	31,068
6.500% due 12/15/2023 - 04/01/2039	221,608	232,655
7.500% due 10/15/2022 - 06/15/2033	3,909	4,140

Small Business Administration
5.600% due 09/01/2028	5,191	5,683
7.449% due 08/01/2010	23	24

Total U.S. Government Agencies (Cost $1,658,934)		1,683,889

MORTGAGE-BACKED SECURITIES 7.3%

Bear Stearns Commercial Mortgage Securities
0.389% due 09/11/2042 (a)	30,382	348
5.405% due 12/11/2040	6,000	4,736
5.700% due 06/11/2050	4,000	3,047

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	6,530	4,135

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.424% due 10/15/2048 (a)	168,483	2,606
5.322% due 12/11/2049	10,000	6,688

Credit Suisse Mortgage Capital Certificates
0.574% due 09/15/2039 (a)	97,840	1,961
5.467% due 09/15/2039	12,200	8,106

CS First Boston Mortgage Securities Corp.
0.243% due 08/15/2038 (a)	8,218	58
3.201% due 03/25/2032	58	44

GMAC Commercial Mortgage Securities, Inc.
0.098% due 05/10/2040 (a)	133,975	105

GS Mortgage Securities Corp. II
0.829% due 01/10/2040 (a)	141,291	1,098

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	14,527	8,451

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	7,066	5,096
5.305% due 01/15/2049	6,000	4,821
6.162% due 05/12/2034	4,720	4,554

LB-UBS Commercial Mortgage Trust
0.168% due 11/15/2040 (a)	67,098	384
1.053% due 03/15/2036 (a)	2,817	53

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	8,000	5,670
5.172% due 12/12/2049	9,000	5,261

Merrill Lynch Mortgage Trust
1.546% due 07/12/2034 (a)	12,681	51

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,622	1,307

Morgan Stanley Capital I
0.496% due 11/12/2041 (a)	41,259	618
0.896% due 04/15/2038 (a)	54,467	939

Structured Asset Mortgage Investments, Inc.
1.216% due 09/19/2032	133	100

Thornburg Mortgage Securities Trust
0.652% due 07/25/2036	5,038	4,408

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
4.557% due 09/25/2033	$1,651	$1,627

Total Mortgage-Backed Securities (Cost $92,255)		76,272

ASSET-BACKED SECURITIES 6.5%

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	19	7

BA Credit Card Trust
0.756% due 01/15/2013	4,300	4,128

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	698	663
4.260% due 05/15/2013	15,800	15,754
4.550% due 03/15/2013	7,139	7,185

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	27	18

Citibank Omni Master Trust
1.623% due 12/23/2013	3,300	2,991

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,493	751

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	6,000	5,610

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

Massachusetts Educational Financing Authority
2.109% due 04/25/2038	5,867	4,957

Saxon Asset Securities Trust
1.042% due 08/25/2032	8	7

SLM Student Loan Trust
2.659% due 04/25/2023	6,239	6,131

South Carolina Student Loan Corp.
1.761% due 09/02/2014	1,899	1,880
1.811% due 03/01/2018	6,500	6,296
2.011% due 03/02/2020	8,400	7,828
2.261% due 09/03/2024	4,300	3,928

Structured Asset Securities Corp.
0.812% due 01/25/2033	86	44

Total Asset-Backed Securities (Cost $71,827)		68,204

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)
0.190% due 04/01/2009	4,600	4,600
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $4,715. Repurchase proceeds are $4,600.)

		9,600

U.S. TREASURY BILLS 0.8%
0.134% due 04/09/2009 - 06/11/2009 (b)(d)	7,740	7,739

Total Short-Term Instruments (Cost $17,339)		17,339

122	PIMCO Funds	See Accompanying Notes

March 31, 2009

VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $21)	$1

Total Investments 180.5% (Cost $1,878,232)	$1,883,704

Written Options (i) (0.0%) (Premiums $477)	(153)

Other Assets and Liabilities (Net) (80.5%)	(840,211)

Net Assets 100.0%	$1,043,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	The GNMA Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $7,739 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $72,498 at a weighted average interest rate of 2.390%. On March 31, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $405 and cash of $715 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	188	$764

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	UBS	(2.250%	)	12/25/2035	$1,955	$1,911	$0	$1,911
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	447	0	447

						$2,358	$0	$2,358

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	JPM	2.550%	12/25/2035	$1,955	$(1,911)	$0	$(1,911)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$3,000	$2,758	$390	$2,368
CMBX.NA AAA 2 Index	MSC	(0.070%	)	03/15/2049	10,750	3,079	2,735	344
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,500	858	205	653
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	10,750	3,729	3,520	209

						$10,424	$6,850	$3,574

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,854	$(1,779)	$(997)	$(782)
ABX.HE BBB 06-2 Index	GSC	2.420%	05/25/2046	565	(530)	(164)	(366)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	1,159	(1,111)	(631)	(480)

					$(3,420)	$(1,792)	$(1,628)

See Accompanying Notes	Annual Report	March 31, 2009	123

Schedule of Investments  GNMA Fund  (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	$5,000	$(829)	$(863)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	6,500	(1,266)	(37)	(1,229)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	16,300	(1,517)	(675)	(842)

						$(3,612)	$(1,575)	$(2,037)

(h)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 4.000% due 06/01/2024	$70.000	06/09/2009	$25,000	$3	$1
Put - OTC Ginnie Mae 5.500% due 04/01/2039	91.000	04/13/2009	150,000	18	0

				$21	$1

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	324	$60	$78
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	324	116	69

				$176	$147

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,800	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,800	35	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	16,800	85	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	16,800	88	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,300	27	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,300	31	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	6,000	21	2

							$301	$6

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	648	63,800	477
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	648	$63,800	$477

124	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2024	$9,300	$9,528	$9,576
Fannie Mae	4.500%	04/01/2039	134,000	134,820	136,931
Fannie Mae	5.000%	04/01/2024	5,100	5,259	5,289
Fannie Mae	5.500%	04/01/2024	700	725	730
Fannie Mae	5.500%	04/01/2039	117,000	120,665	121,442
Freddie Mac	6.000%	04/01/2039	26,000	26,959	27,182
Ginnie Mae	5.000%	04/01/2039	40,000	41,113	41,469
Ginnie Mae	6.000%	04/01/2039	97,000	100,624	101,320
Ginnie Mae	6.500%	04/01/2039	154,000	160,378	161,483

				$600,071	$605,422

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$31,315	$1,761,071	$91,318	$1,883,704
Short Sales, at value	0	(605,422)	0	(605,422)
Other Financial Instruments ++	764	(244)	447	967

Total	$32,079	$1,155,405	$91,765	$1,279,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,498	$90,110	$18	$(1)	$(307)	$0	$91,318
Other Financial Instruments ++	2,849	0	0	0	(2,402)	0	447

Total	$4,347	$90,110	$18	$(1)	$(2,709)	$0	$91,765

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	125

Schedule of Investments  High Yield Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (f) 5.8%

Short-Term Floating NAV Portfolio	37,278,568	$372,972

Total PIMCO Funds (Cost $372,916)		372,972

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 5.6%

AES Corp.
15.430% due 03/31/2010	$6,000	5,400

Allison Transmission, Inc.
3.290% due 08/07/2014	8,988	6,002
3.320% due 08/07/2014	824	550

ARAMARK Corp.
2.038% due 01/26/2014	597	520
3.334% due 01/26/2014	9,403	8,192

Biomet, Inc.
3.518% due 03/25/2015	75	68
3.522% due 03/25/2015	45	41
4.222% due 03/25/2015	6,604	5,971

Cablevision
2.306% due 03/30/2013	2,468	2,245

Calpine Corp.
4.095% due 03/29/2014	4,962	3,804

Cengage Learning, Inc.
3.020% due 07/05/2014	28,270	19,223

Community Health Systems, Inc.
2.768% due 07/25/2014	3,804	3,297
3.506% due 07/25/2014	36,360	31,515
4.000% due 07/25/2014	584	506

CSC Holdings, Inc.
9.750% due 08/01/2013	8,850	8,076

Daimler Finance North America LLC
4.560% due 08/03/2012	58,078	31,326

Delphi Corp.
7.250% due 06/30/2009	833	663
8.500% due 06/30/2009	9,000	1,347

Dex Media West LLC
7.000% due 10/13/2014	1,000	459

First Data Corp.
3.268% due 09/24/2014	481	325
3.272% due 09/24/2014	7,923	5,363

Ford Motor Co.
3.560% due 12/16/2013	47,393	22,834

Freescale Semiconductor, Inc.
8.000% due 12/15/2014	3,328	1,735

Georgia-Pacific Corp.
2.956% due 12/20/2012	306	271
3.292% due 12/20/2012	15,754	13,935
3.459% due 12/20/2012	253	224

Goodyear Tire & Rubber Co.
2.280% due 04/30/2014	3,000	2,105

Harrah’s Operating Co., Inc.
3.518% due 01/28/2015	10	6
4.159% due 01/28/2015	980	590

HCA, Inc.
3.470% due 11/18/2013	37,271	31,801

Headwaters, Inc.
5.970% due 04/30/2011	1,684	1,221

HealthSouth Corp.
3.020% due 03/10/2013	67	59
3.050% due 03/10/2013	3,550	3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hertz Corp.
1.227% due 12/21/2012	$795	$606
2.260% due 12/21/2012	370	282
2.290% due 12/21/2012	1,923	1,465
2.300% due 12/21/2012	369	281
2.310% due 12/21/2012	591	451
2.320% due 12/21/2012	793	604

Idearc, Inc.
3.220% due 11/17/2014 (a)	7,919	3,059

Ineos Group Holdings PLC
7.001% due 10/07/2012	8,677	3,384

Intelsat Ltd.
3.921% due 02/01/2014	20,750	15,407

Lender Processing Services
3.018% due 07/02/2014	1,985	1,923

Local Insight
6.250% due 04/21/2015	1,878	676
7.750% due 04/21/2015	2,836	1,021

Mylan Laboratories, Inc.
3.812% due 10/02/2014	1,547	1,441
4.500% due 10/02/2014	6,455	6,012

NRG Energy, Inc.
1.359% due 02/01/2013	3,793	3,424
1.979% due 02/01/2013	1,368	1,235
2.959% due 02/01/2013	6,627	5,982

Nuveen Investments, Inc.
3.518% due 11/13/2014	3,628	2,050
3.520% due 11/01/2014	3,175	1,794
4.232% due 11/01/2014	126	72

RH Donnelley Corp.
6.750% due 06/30/2011	3,364	1,486

Roundy’s Supermarket, Inc.
3.250% due 10/27/2011	4,174	3,694
3.290% due 10/27/2011	5,238	4,636

SunGard Data Systems, Inc.
2.991% due 02/11/2013	14,000	11,935

Telesat Canada
3.520% due 10/31/2014	269	237
4.180% due 10/31/2014	2,923	2,569
4.190% due 10/31/2014	980	861
4.220% due 10/31/2014	418	367
4.270% due 10/31/2014	705	620

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	174	115
4.018% due 10/10/2014	306	203
4.033% due 10/10/2014	46,294	30,645

Tribune Co.
5.000% due 06/04/2024 (a)	6,212	1,612
5.250% due 06/04/2024 (a)	13,344	3,195

United Surgical
2.550% due 04/19/2014	3,335	2,793
3.160% due 04/19/2014	4,300	3,601
5.000% due 04/19/2014	46	38

Verso Paper Holdings LLC
7.509% due 02/11/2013	26	19
7.685% due 02/01/2013	986	716

VNU/Nielson Finance LLC
2.533% due 08/09/2013	5,363	4,198

Weather Investments II SARL
8.392% due 12/21/2011	8,232	8,014
9.635% due 10/26/2014	3,000	2,623

West Corp.
7.250% due 10/24/2013	2,978	2,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wrigley WM Jr. Co.
6.500% due 10/06/2014	$8,394	$8,312

Total Bank Loan Obligations (Cost $486,762)		358,707

CORPORATE BONDS & NOTES 65.9%

BANKING & FINANCE 17.5%

AES Ironwood LLC
8.857% due 11/30/2025	56,449	49,957

AES Red Oak LLC
8.540% due 11/30/2019	28,451	26,033
9.200% due 11/30/2029	2,795	2,446

American Express Bank FSB
5.500% due 04/16/2013	29,200	25,215

American Express Co.
7.000% due 03/19/2018	46,500	41,111

American Express Credit Corp.
0.716% due 06/16/2011	1,400	1,217
1.920% due 05/27/2010	2,050	1,936

American General Finance Corp.
6.900% due 12/15/2017	8,200	2,878

American International Group, Inc.
1.224% due 01/29/2010	1,150	726
1.388% due 03/20/2012	1,510	712
4.950% due 03/20/2012	14,500	7,094
5.050% due 10/01/2015	4,600	2,048
5.375% due 10/18/2011	7,375	3,838
5.450% due 05/18/2017	4,885	1,936
5.850% due 01/16/2018	18,900	7,413
8.175% due 05/15/2058	15,925	1,357
8.250% due 08/15/2018	73,825	31,640

ANZ National International Ltd.
6.200% due 07/19/2013	1,975	1,907

ASIF I
1.309% due 07/26/2010	6,000	4,805

Bank of America Corp.
8.000% due 12/29/2049	117,225	47,005
8.125% due 12/29/2049	740	303

Bank of America Institutional Capital B
7.700% due 12/31/2026	426	167

Barclays Bank PLC
6.050% due 12/04/2017	19,175	15,113
7.434% due 09/29/2049	5,100	2,121
7.700% due 04/29/2049	48,525	21,351

Bear Stearns Cos. LLC
6.400% due 10/02/2017	7,300	7,121

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	172

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	1,754

Caelus Re Ltd.
7.511% due 06/07/2011	2,950	2,780

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	7,450	6,186
5.600% due 11/02/2011	10,170	7,361

CIT Group, Inc.
1.451% due 03/12/2010	4,775	3,799
1.464% due 07/28/2011	6,375	4,091
4.250% due 02/01/2010	5,300	4,544
4.750% due 12/15/2010	8,440	6,809
5.200% due 11/03/2010	17,550	14,162
5.400% due 03/07/2013	4,675	2,919
5.600% due 04/27/2011	10,100	7,377
5.800% due 07/28/2011	2,750	1,985

126	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057	$19,500	$9,410

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,056

Citigroup, Inc.
1.396% due 05/18/2010	3,250	2,921
1.554% due 06/09/2016	19,200	9,615
6.125% due 05/15/2018	4,450	3,850
8.400% due 04/29/2049	55,200	31,265

El Paso Performance-Linked Trust
7.750% due 07/15/2011	28,955	27,902

Ford Motor Credit Co. LLC
4.010% due 01/13/2012	2,355	1,487
5.700% due 01/15/2010	6,350	5,440
7.000% due 10/01/2013	53,980	36,138
7.375% due 10/28/2009	35,450	31,797
8.000% due 12/15/2016	89,525	58,933
12.000% due 05/15/2015	7,800	5,921

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	7,300	7,629

General Electric Capital Corp.
1.428% due 05/11/2016	2,100	1,372
6.875% due 01/10/2039	23,250	19,036

GMAC LLC
3.461% due 12/01/2014	500	251
5.625% due 05/15/2009	1,950	1,846
6.625% due 05/15/2012	175	97
6.750% due 12/01/2014	500	236
8.000% due 11/01/2031	20,065	7,464

Goldman Sachs Group, Inc.
1.454% due 08/05/2011	1,100	997
1.677% due 03/22/2016	2,975	2,028
6.150% due 04/01/2018	11,800	10,804
6.750% due 10/01/2037	35,075	23,803

HBOS PLC
6.750% due 05/21/2018	16,100	12,441
JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	20,639

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	10,125	6,938
6.000% due 10/01/2017	3,930	3,692

KRATON Polymers LLC
8.125% due 01/15/2014	10,745	3,385

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	522
6.625% due 01/18/2012 (a)	1,375	182
6.750% due 12/28/2017 (a)	19,425	2
6.875% due 05/02/2018 (a)	18,975	2,372
7.500% due 05/11/2038 (a)	14,175	1

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	15,025	14,152
6.875% due 04/25/2018	28,875	22,632

Metropolitan Life Global Funding I
1.972% due 06/25/2010	5,000	4,579

Mirage Resorts, Inc.
7.250% due 08/01/2017	6,641	2,424

Morgan Stanley
1.341% due 05/07/2010	1,650	1,542
1.574% due 10/15/2015	17,950	12,772
1.648% due 01/09/2012	2,050	1,646
1.698% due 01/09/2014	1,680	1,247
5.950% due 12/28/2017	38,285	34,859

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	7,614

National City Bank of Kentucky
6.300% due 02/15/2011	2,225	2,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NB Capital Trust IV
8.250% due 04/15/2027	$1,200	$522

NSG Holdings LLC
7.750% due 12/15/2025	31,940	25,392

Petroleum Export Ltd. II
6.340% due 06/20/2011	11,643	9,591

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	3,620

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	7,071
7.640% due 03/31/2049	36,825	8,292

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	14,374

SLM Corp.
1.299% due 07/27/2009	500	482
1.319% due 07/26/2010	5,950	4,225
1.459% due 01/27/2014	2,125	975
4.500% due 07/26/2010	250	188
5.000% due 10/01/2013	12,650	6,735
5.000% due 04/15/2015	2,000	941
5.000% due 06/15/2018	1,000	519
5.125% due 08/27/2012	2,608	1,407
8.450% due 06/15/2018	27,000	14,604

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	5,358

Teco Finance, Inc.
6.572% due 11/01/2017	5,734	4,459

Tenneco, Inc.
8.125% due 11/15/2015	15,505	3,179
10.250% due 07/15/2013	3,327	1,780

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,118
7.500% due 07/18/2016	14,750	10,728

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,362
6.103% due 06/27/2012	7,000	6,131

UBS AG
5.750% due 04/25/2018	20,275	16,999

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	2,515

Universal City Development Partners
11.750% due 04/01/2010	14,500	12,470

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	12,273	4,357
8.375% due 05/01/2010	7,900	2,804

Ventas Realty LP
6.500% due 06/01/2016	6,940	6,038
6.625% due 10/15/2014	4,325	3,871
6.750% due 04/01/2017	19,310	16,607
7.125% due 06/01/2015	12,225	11,064
9.000% due 05/01/2012	440	441

Wachovia Corp.
1.360% due 08/01/2013	2,100	1,547

Wells Fargo & Co.
7.980% due 02/28/2049	43,275	20,364

Wells Fargo Capital XIII
7.700% due 12/29/2049	18,650	8,892

Wells Fargo Capital XV
9.750% due 09/26/2044	48,874	35,707

Wilmington Trust Co.
10.732% due 01/01/2013 (m)	4,961	4,184

		1,122,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 33.7%

Actuant Corp.
6.875% due 06/15/2017	$11,975	$10,209

Allied Waste North America, Inc.
7.250% due 03/15/2015	9,417	8,910

Allison Transmission, Inc.
11.000% due 11/01/2015	19,970	9,586

Altria Group, Inc.
9.250% due 08/06/2019	13,450	14,415

American Airlines Pass-Through Trust 2001-02
8.608% due 10/01/2012	1,645	1,094

American Stores Co.
7.900% due 05/01/2017	3,960	3,673
8.000% due 06/01/2026	35,725	30,723

AmeriGas Partners LP
7.125% due 05/20/2016	30,085	28,430
7.250% due 05/20/2015	19,695	18,612

Anadarko Petroleum Corp.
5.950% due 09/15/2016	21,300	18,377

ARAMARK Corp.
4.670% due 02/01/2015	7,625	5,852
8.500% due 02/01/2015	21,055	19,476

ArvinMeritor, Inc.
8.125% due 09/15/2015	46,415	15,549
8.750% due 03/01/2012	20,010	7,304

Berry Plastics Corp.
5.195% due 09/15/2014	1,165	431
5.844% due 02/15/2015	20,100	14,673
8.875% due 09/15/2014	31,280	17,673

Biomet, Inc.
10.000% due 10/15/2017	28,677	28,534
10.375% due 10/15/2017 (c)	30,385	25,827
11.625% due 10/15/2017	89,462	79,398

Cascades, Inc.
7.250% due 02/15/2013	23,360	13,140

Celestica, Inc.
7.875% due 07/01/2011	27,609	27,057

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	6,516

Charter Communications Operating LLC
8.375% due 04/30/2014	5,475	4,845

Chesapeake Energy Corp.
6.625% due 01/15/2016	900	754
6.875% due 01/15/2016	4,294	3,628
7.000% due 08/15/2014	8,335	7,376
7.250% due 12/15/2018	12,250	10,122
7.500% due 09/15/2013	1,600	1,472
7.500% due 06/15/2014	10,485	9,515
7.625% due 07/15/2013	1,275	1,179
9.500% due 02/15/2015	30,950	30,254

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,224

Community Health Systems, Inc.
8.875% due 07/15/2015	46,332	44,015

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	9,110	7,242
7.750% due 05/15/2017	17,175	13,225

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	13,212	11,713
7.373% due 06/15/2017	986	611
7.566% due 09/15/2021	2,729	2,047

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,295	2,287

See Accompanying Notes	Annual Report	March 31, 2009	127

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC
7.625% due 11/15/2013	$1,911	$1,928
7.750% due 11/15/2015	15,885	16,044

CSC Holdings, Inc.
6.750% due 04/15/2012	2,025	1,959
7.625% due 04/01/2011	38,645	38,548
7.625% due 07/15/2018	29,923	27,080
7.875% due 02/15/2018	9,325	8,579
8.500% due 04/15/2014	4,425	4,381
8.500% due 06/15/2015	13,945	13,701
8.625% due 02/15/2019	4,350	4,209

DaVita, Inc.
6.625% due 03/15/2013	6,945	6,771
7.250% due 03/15/2015	19,578	18,917

Delta Air Lines, Inc.
7.779% due 07/02/2013	6,733	5,656

Dex Media West LLC
9.875% due 08/15/2013	46,244	9,364

DirecTV Holdings LLC
8.375% due 03/15/2013	775	788

DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935
6.625% due 10/01/2014	1,525	1,369
7.000% due 10/01/2013	18,055	16,836
7.125% due 02/01/2016	87,504	78,754
7.750% due 05/31/2015	1,475	1,364

Dynegy Holdings, Inc.
7.125% due 05/15/2018	4,500	2,408
7.625% due 10/15/2026	3,985	1,733

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	16,750	16,080

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	25,635	19,419

El Paso Corp.
6.875% due 06/15/2014	650	582
6.950% due 06/01/2028	275	191
7.000% due 05/15/2011	625	601
7.000% due 06/15/2017	29,070	24,908
7.250% due 06/01/2018	11,050	9,448
7.420% due 02/15/2037	1,375	965
7.750% due 06/15/2010	6,975	6,907
7.800% due 08/01/2031	34,497	25,978
8.050% due 10/15/2030	5,285	4,067

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	2,911

Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	3,029
8.375% due 08/01/2066	50,971	34,192

Ferrellgas Partners LP
6.750% due 05/01/2014	450	380
7.240% due 08/01/2010 (m)	26,000	23,769
8.750% due 06/15/2012	2,495	2,108
8.870% due 08/01/2009 (m)	32,250	31,524

First Data Corp.
9.875% due 09/24/2015	87,300	51,507

Ford Motor Co.
7.125% due 11/15/2025	8,722	2,660
7.500% due 08/01/2026	20,800	6,344
9.215% due 09/15/2021	1,225	361

Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015	12,615	10,392
8.375% due 04/01/2017	27,580	25,824

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	29,520	6,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	$24,550	$24,980

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,034

General Motors Corp.
7.400% due 09/01/2025	600	72
7.700% due 04/15/2016	4,230	529
8.250% due 07/15/2023	25,895	3,172

Georgia-Pacific LLC
7.000% due 01/15/2015	8,055	7,572
7.125% due 01/15/2017	9,025	8,393
7.250% due 06/01/2028	13,550	9,485
7.375% due 12/01/2025	28,210	20,452
8.000% due 01/15/2024	76,715	61,372
8.875% due 05/15/2031	4,550	3,663
9.500% due 12/01/2011	1,430	1,435

Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	475	456
9.000% due 07/01/2015	24,758	19,187

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	41,393	8,072

HCA, Inc.
7.190% due 11/15/2015	21,417	14,581
9.000% due 12/15/2014	3,246	2,363
9.125% due 11/15/2014	25,248	23,796
9.250% due 11/15/2016	130,980	119,519
9.875% due 02/15/2017	1,600	1,520

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,047	408
8.500% due 02/15/2016	12,030	752

Intergen NV
9.000% due 06/30/2017	32,403	29,487

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	48
9.410% due 06/15/2010 (a)	683	369
10.000% due 06/15/2012 (a)	5,185	2,800

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	15,499

Kerr-McGee Corp.
6.950% due 07/01/2024	15,100	11,604

Legrand France S.A.
8.500% due 02/15/2025	16,900	14,276

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	399

Mattel, Inc.
1.720% due 06/15/2009	5,500	5,500

MGM Mirage
6.875% due 04/01/2016	4,285	1,478

Nalco Co.
7.750% due 11/15/2011	4,900	4,851
8.875% due 11/15/2013	20,940	20,207

New Albertson’s, Inc.
6.570% due 02/23/2028	500	351
6.950% due 08/01/2009	3,775	3,784
7.450% due 08/01/2029	23,775	19,852
7.750% due 06/15/2026	580	489

Newfield Exploration Co.
6.625% due 09/01/2014	2,550	2,320
6.625% due 04/15/2016	250	222
7.125% due 05/15/2018	1,300	1,157

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	6,246

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,080	19,815

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	$15,310	$2,526
10.125% due 07/15/2013 (a)	36,375	7,002
10.750% due 07/15/2016 (a)	1,095	214

Northwest Airlines, Inc.
7.691% due 10/01/2018	5,742	3,158

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,019

OPTI Canada, Inc.
8.250% due 12/15/2014	21,980	9,946

Pfizer, Inc.
7.200% due 03/15/2039	18,800	20,252

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	45,121

Range Resources Corp.
7.250% due 05/01/2018	2,225	2,002
7.500% due 10/01/2017	1,700	1,556

Reynolds American, Inc.
7.750% due 06/01/2018	2,970	2,622

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	548
8.875% due 01/15/2016	7,820	489
8.875% due 10/15/2017	3,555	213

RH Donnelley, Inc.
11.750% due 05/15/2015	21,980	2,967

Roche Holdings, Inc.
6.000% due 03/01/2019	14,800	15,273

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	11,095	9,431

Royal Caribbean Cruises Ltd.
7.000% due 06/15/2013	350	198
7.250% due 06/15/2016	4,000	1,900
7.250% due 03/15/2018	5,425	2,523

SandRidge Energy, Inc.
5.060% due 04/01/2014	2,000	1,203
8.625% due 04/01/2015 (c)	59,290	38,835

Sanmina-SCI Corp.
8.125% due 03/01/2016	10,595	3,761

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	1,854

Sensata Technologies BV
8.000% due 05/01/2014	45,525	13,885

Service Corp. International
7.375% due 10/01/2014	860	804
7.625% due 10/01/2018	4,675	4,044

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	978

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	3,021

Sonat, Inc.
7.000% due 02/01/2018	7,109	5,973

Southern Natural Gas Co.
5.900% due 04/01/2017	3,950	3,463
8.000% due 03/01/2032	500	456

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,997

Sungard Data Systems, Inc.
9.125% due 08/15/2013	58,381	51,083

SUPERVALU, Inc.
7.500% due 11/15/2014	2,050	2,012

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,350	2,276

128	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	$10,000	$8,593

TRW Automotive, Inc.
7.000% due 03/15/2014	31,650	13,451
7.250% due 03/15/2017	19,935	8,373

United Airlines, Inc.
6.071% due 03/01/2013	161	156
6.201% due 12/31/2049	119	113
6.602% due 03/01/2015	150	144
7.032% due 10/01/2010	724	703

United Rentals North America, Inc.
6.500% due 02/15/2012	33,490	26,959

Unitymedia GmbH
10.375% due 02/15/2015	11,925	10,911

Verso Paper Holdings LLC
9.125% due 08/01/2014	28,670	10,895

Videotron Ltee
9.125% due 04/15/2018	1,925	1,966
9.125% due 04/15/2018	850	868

Waste Management, Inc.
6.875% due 05/15/2009	5,950	5,964

West Corp.
9.500% due 10/15/2014	21,220	14,881
11.000% due 10/15/2016	4,325	2,898

Willamette Industries, Inc.
6.450% due 08/19/2009	10,650	10,725

Williams Cos., Inc.
6.375% due 10/01/2010	5,360	5,276
7.500% due 01/15/2031	269	213
7.625% due 07/15/2019	6,740	6,313
7.750% due 06/15/2031	1,000	812
8.750% due 01/15/2020	7,850	7,824

Williams Partners LP
7.250% due 02/01/2017	6,100	5,192

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,345	14,273

Windstream Corp.
8.125% due 08/01/2013	5,000	4,950
8.625% due 08/01/2016	57,060	56,347

Wynn Las Vegas LLC
6.625% due 12/01/2014	24,635	18,723

		2,151,481

UTILITIES 14.7%

AES Corp.
7.750% due 03/01/2014	4,890	4,401
7.750% due 10/15/2015	2,564	2,250
8.000% due 10/15/2017	11,295	9,742
8.000% due 06/01/2020	4,575	3,729
9.750% due 04/15/2016 (b)	13,650	12,899

Appalachian Power Co.
7.950% due 01/15/2020	11,900	12,238

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,370

CMS Energy Corp.
2.044% due 01/15/2013	5,500	4,318

Energy Future Holdings Corp.
10.875% due 11/01/2017	121,320	78,858
11.250% due 11/01/2017 (c)	5,300	2,266

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,164
6.625% due 03/15/2015	5,725	4,866
7.000% due 11/01/2025	1,650	941
7.125% due 03/15/2019	38,695	30,569
7.450% due 07/01/2035	6,539	3,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.875% due 01/15/2027	$1,875	$1,275
9.000% due 08/15/2031	28,060	19,396

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	205
9.750% due 05/01/2013 (a)	24,985	500

Homer City Funding LLC
8.734% due 10/01/2026	11,646	9,492

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,040
8.625% due 11/14/2011	1,010	992

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	34,615	29,250

Knight, Inc.
5.150% due 03/01/2015	2,218	1,874
6.500% due 09/01/2012	10,602	9,939

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,870	18,398

Midwest Generation LLC
8.560% due 01/02/2016	63,758	59,135

NGPL PipeCo. LLC
7.119% due 12/15/2017	25,610	23,523

NRG Energy, Inc.
7.250% due 02/01/2014	20,020	18,869
7.375% due 02/01/2016	64,935	60,552
7.375% due 01/15/2017	24,490	22,837

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,522
7.803% due 06/15/2012	13,825	13,441

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	927

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	47,185

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,763	1,692

Qwest Communications International, Inc.
7.500% due 02/15/2014	101,609	88,400

Qwest Corp.
4.570% due 06/15/2013	4,915	4,239
7.200% due 11/10/2026	9,976	6,834
7.500% due 06/15/2023	9,806	7,453
8.875% due 03/15/2012	25,430	25,239

Reliant Energy, Inc.
6.750% due 12/15/2014	45,124	41,740

Sithe Independence Funding Corp.
9.000% due 12/30/2013	7,773	7,141

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,800
6.900% due 05/01/2019	78,815	55,959
7.625% due 01/30/2011	14,309	13,307
8.375% due 03/15/2012	22,235	20,123
8.750% due 03/15/2032	32,110	21,674

Sprint Nextel Corp.
6.000% due 12/01/2016	29,395	21,164

Telesat Canada
11.000% due 11/01/2015	19,845	16,571
12.500% due 11/01/2017	6,200	4,619

Tenaska Alabama Partners LP
7.000% due 06/30/2021	29,918	23,235

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	42,045	21,233
10.500% due 11/01/2016 (c)	3,180	1,193

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	21,184	20,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	$3,046	$2,583

		938,307

Total Corporate Bonds & Notes (Cost $5,606,396)		4,212,216

CONVERTIBLE BONDS & NOTES 4.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	8,600	3,257

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	3,500	2,489

Alcoa, Inc.
5.250% due 03/15/2014	5,990	7,944

Amgen, Inc.
0.375% due 02/01/2013	18,253	16,701

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	12,571	11,738

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	277

Beckman Coulter, Inc.
2.500% due 12/15/2036	2,500	2,387

Chesapeake Energy Corp.
2.250% due 12/15/2038	48,795	25,373
2.500% due 05/15/2037	23,150	15,337

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,062

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,987

EMC Corp.
1.750% due 12/01/2013	6,000	5,887

Intel Corp.
2.950% due 12/15/2035	1,955	1,603

L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	7,500	7,266

Life Technologies Corp.
1.500% due 02/15/2024	8,684	7,783

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	9,250	6,614

Medtronic, Inc.
1.625% due 04/15/2013	23,300	20,708

Millipore Corp.
3.750% due 06/01/2026	6,500	6,061

Morgan Stanley
1.700% due 10/15/2012	7,200	5,517

Mylan, Inc.
1.250% due 03/15/2012	25,725	22,156

National City Corp.
4.000% due 02/01/2011	20,135	18,449

Newell Rubbermaid, Inc.
5.500% due 03/15/2014	2,415	2,678

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	534
2.125% due 04/15/2014 (a)	10,475	1,598

NovaMed, Inc.
1.000% due 06/15/2012	200	86

Peabody Energy Corp.
4.750% due 12/15/2041	17,200	12,169

Prudential Financial, Inc.
0.000% due 12/15/2037	31,775	31,457

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	13,240

See Accompanying Notes	Annual Report	March 31, 2009	129

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	$9,000	$8,168

Transocean Ltd.
1.625% due 12/15/2037	8,750	8,083

U.S. Bancorp
0.704% due 12/11/2035	11,625	10,346

Ventas, Inc.
3.875% due 11/15/2011	3,000	2,558

Total Convertible Bonds & Notes (Cost $330,640)		297,513

MUNICIPAL BONDS & NOTES 0.3%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	605	608
9.750% due 09/01/2017	1,160	1,177
9.750% due 09/01/2022	1,375	1,311
9.750% due 09/01/2027	2,170	1,960
9.750% due 09/01/2032	3,480	3,087

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	5,300	4,495

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	1,000	848

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	139

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,785	1,618
7.490% due 11/01/2018	1,435	1,396
7.740% due 11/01/2021	1,885	1,723

Total Municipal Bonds & Notes (Cost $18,002)		18,362

U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
6.000% due 12/01/2037 - 01/01/2039	166,474	174,094
6.000% due 05/01/2038 (i)	11,735	12,272

Freddie Mac
6.000% due 02/01/2039	206,800	216,460

Total U.S. Government Agencies (Cost $400,417)		402,826

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Bonds
3.500% due 02/15/2039	82,400	81,679

Total U.S. Treasury Obligations (Cost $80,240)		81,679

MORTGAGE-BACKED SECURITIES 2.4%

American Home Mortgage Assets
0.712% due 05/25/2046	3,483	1,230
0.712% due 09/25/2046	1,478	571
0.732% due 10/25/2046	4,539	1,474
2.333% due 02/25/2047	1,585	480
2.553% due 11/25/2046	25,735	7,639
6.250% due 06/25/2037	11,009	5,900

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,324	712

Banc of America Funding Corp.
5.357% due 11/20/2035	641	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	$571	$347

BCAP LLC Trust
0.692% due 01/25/2037	2,201	844

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	466	359
5.473% due 05/25/2047	3,704	1,902
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	345	57

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,519	786

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	351	278
5.664% due 07/25/2046	1,109	544
6.008% due 09/25/2037	7,277	3,635

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	2,100	1,534

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	700	249
0.712% due 09/25/2046	2,989	1,075
0.732% due 07/25/2046	657	235
0.740% due 12/20/2046	7,932	2,572
0.752% due 08/25/2046	1,282	254
0.755% due 07/20/2046	3,724	1,347
0.772% due 09/25/2046	700	63
0.772% due 10/25/2046	482	106
0.782% due 06/25/2035	357	147
0.792% due 05/25/2036	512	74
0.852% due 11/20/2035	1,548	623
0.892% due 02/25/2037	30,701	10,108
1.292% due 11/25/2035	813	300
2.633% due 12/25/2035	1,969	853
5.409% due 10/25/2035	474	273
5.750% due 03/25/2037	500	224
5.895% due 02/25/2037	3,094	1,580
6.000% due 11/25/2036	2,700	1,339
6.500% due 11/25/2037	1,342	812

Countrywide Home Loan Mortgage Pass-Through Trust
0.822% due 04/25/2046	736	114
5.390% due 02/25/2047	572	243
5.543% due 04/20/2036	546	324
5.594% due 03/25/2037	556	239
5.603% due 02/20/2036	624	299
6.080% due 09/25/2047	807	411

CS First Boston Mortgage Securities Corp.
5.435% due 09/15/2034	6,744	6,561

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	700	216
5.886% due 10/25/2036	700	238

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	504	122

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	800	90
0.722% due 12/25/2046	600	60
0.732% due 10/25/2046	800	94
0.792% due 04/25/2036	674	206

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,482	1,872

GSR Mortgage Loan Trust
0.782% due 08/25/2046	638	106
5.178% due 01/25/2036	1,636	897

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	785	313
0.736% due 07/19/2046	3,020	1,100
0.756% due 09/19/2046	1,696	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.483% due 12/19/2036	$4,204	$1,347
5.750% due 08/19/2036	6,466	2,697
5.908% due 08/19/2036	769	364

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,319	470

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	700	344

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,286	843
0.722% due 06/25/2047	1,351	479
0.732% due 05/25/2046	469	168
0.762% due 07/25/2035	456	188
0.792% due 06/25/2037	748	161
5.311% due 01/25/2036	451	307
5.369% due 09/25/2035	499	253
5.446% due 10/25/2035	470	263
5.572% due 11/25/2035	18,489	9,880
5.885% due 06/25/2036	700	265

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	3,829	3,009

Luminent Mortgage Trust
0.692% due 12/25/2036	1,788	627
0.702% due 12/25/2036	944	305
0.722% due 10/25/2046	757	312

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,060	382
0.822% due 05/25/2047	800	84
0.862% due 05/25/2047	600	50

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	122	121

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,476	1,059

Morgan Stanley Capital I
5.544% due 11/12/2049	700	317
5.692% due 04/15/2049	1,100	718

Morgan Stanley Mortgage Loan Trust
0.832% due 01/25/2035	140	70
5.416% due 06/25/2036	558	408

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	331

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	10,375	3,979
0.752% due 05/25/2037	931	188
0.772% due 08/25/2037	1,062	381
0.852% due 03/25/2037	12,438	4,525
5.668% due 09/25/2035	523	293
6.500% due 07/25/2037	20,651	10,421

Residential Asset Securitization Trust
0.972% due 12/25/2036	1,652	743
6.250% due 10/25/2036	1,900	879
6.500% due 08/25/2036	2,400	932

Sequoia Mortgage Trust
5.546% due 01/20/2047	675	394

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	800	658

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	311
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	700	306
6.000% due 10/25/2037	581	266

Structured Asset Mortgage Investments, Inc.
0.702% due 09/25/2047	5,980	2,963
0.712% due 07/25/2046	3,921	1,592
0.732% due 05/25/2046	2,707	988
0.742% due 05/25/2046	1,328	477
0.742% due 09/25/2047	46,379	7,413
0.782% due 05/25/2046	640	133
0.822% due 08/25/2036	900	108

130	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Suntrust Alternative Loan Trust
0.872% due 04/25/2036		$10,046	$3,943

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	419

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046		631	378
0.932% due 11/25/2045		600	143
0.932% due 12/25/2045		600	95
0.990% due 11/25/2034		1,236	411
2.333% due 02/25/2047		4,145	1,276
2.333% due 03/25/2047		3,346	1,069
2.373% due 01/25/2047		1,740	541
2.393% due 04/25/2047		2,583	1,025
2.443% due 07/25/2047		903	334
2.453% due 12/25/2046		1,597	510
3.705% due 01/25/2047		492	192
4.485% due 09/25/2033		921	761
5.307% due 01/25/2037		1,215	589
5.414% due 02/25/2037		4,377	2,390
5.485% due 04/25/2037		896	456
5.580% due 12/25/2036		889	473
5.588% due 12/25/2036		2,494	1,248
5.653% due 05/25/2037		1,810	968
5.695% due 02/25/2037		2,212	1,161
5.845% due 02/25/2037		2,626	1,545
5.930% due 09/25/2036		1,213	688

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047		913	249
2.603% due 05/25/2046		913	341

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		1,628	859

Total Mortgage-Backed Securities (Cost $229,020)			151,670

ASSET-BACKED SECURITIES 0.9%

Carrington Mortgage Loan Trust
0.642% due 02/25/2037		1,806	1,473

Credit-Based Asset Servicing & Securitization LLC
0.632% due 04/25/2036		2,635	2,525

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		10,600	9,911

Franklin Auto Trust
2.125% due 06/20/2012		2,975	2,806

GSAA Trust
0.822% due 05/25/2047		700	213

GSAMP Trust
0.592% due 12/25/2036		541	394
0.594% due 03/25/2047		1,966	1,574

Lehman XS Trust
0.742% due 04/25/2046		522	199
0.752% due 06/25/2046		668	118
0.752% due 08/25/2046		615	128
0.762% due 09/25/2046		755	120
0.762% due 11/25/2046		731	136

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,785	3,198

MASTR Asset-Backed Securities Trust
0.732% due 11/25/2036		3,200	961

Merrill Lynch First Franklin Mortgage Loan Trust
0.642% due 07/25/2037	EUR	21,300	11,457

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037		600	136
0.882% due 04/25/2037		800	305
5.750% due 04/25/2037		514	349
6.000% due 07/25/2047		531	345

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Novastar Home Equity Loan
0.622% due 03/25/2037	EUR	3,534	$2,761

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047		700	379

Residential Asset Securities Corp.
0.632% due 04/25/2037		1,918	1,714

Structured Asset Securities Corp.
0.672% due 05/25/2037		11,148	5,980
0.822% due 06/25/2035		23,745	8,360

Total Asset-Backed Securities (Cost $73,246)			55,542

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
2.404% due 04/26/2011	EUR	7,500	4,639
4.000% due 09/20/2011		1,400	848
5.950% due 10/04/2010	GBP	2,850	2,352

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	10,271

Chesapeake Energy Corp.
6.250% due 01/15/2017		5,250	5,196

CIT Group, Inc.
2.188% due 11/30/2011		7,150	5,842

FCE Bank PLC
2.538% due 09/30/2009		700	870

General Motors Corp.
8.375% due 07/05/2033		5,000	1,262

Hertz Corp.
7.875% due 01/01/2014		2,500	1,528

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	5,320

Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	7,148

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	664

Nordic Telephone Co. Holdings ApS
3.418% due 11/30/2013		1,178	1,442
3.668% due 11/30/2014		2,174	2,676
8.250% due 05/01/2016		15,975	17,935

OI European Group BV
6.875% due 03/31/2017		3,725	4,355

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	5,855

Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	5,866	3,367

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	3,348

Telenet Bidco
4.303% due 08/01/2015		8,400	10,179

Unitymedia GmbH
8.750% due 02/15/2015		100	118

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013		1,500	1,754

UPC Broadband Holding BV
3.545% due 12/31/2014		19,416	19,491

UPC Holding BV
7.750% due 01/15/2014		1,700	1,897
8.000% due 11/01/2016		1,200	1,236

Total Foreign Currency- Denominated Issues (Cost $193,057)			119,593

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (d)	40,570	$730

Reliant Energy, Inc. (d)	46,518	148

U.S. Airways Group, Inc. ‘A’ (d)	12,224	0

Total Common Stocks (Cost $1,823)		878

CONVERTIBLE PREFERRED STOCKS 1.9%

American International Group, Inc.
8.500% due 08/01/2011	1,017,971	5,497

Bank of America Corp.
7.250% due 12/31/2049	89,581	38,027

Citigroup, Inc.
6.500% due 12/31/2049 (a)	296,850	8,119

Fifth Third Bancorp
8.500% due 12/31/2049	50,000	2,060

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	65,100	4,204

General Motors Corp.
5.250% due 03/06/2032	1,414,035	3,977

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	7

Wells Fargo & Co.
7.500% due 12/31/2049	120,725	57,826

Total Convertible Preferred Stocks (Cost $214,593)		119,717

PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
0.339% due 05/30/2009 (a)	90,320	452

Merrill Lynch & Co., Inc.
2.376% due 05/20/2009	97,328	844

Total Preferred Stocks (Cost $9,277)		1,296

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 0.1%

Unicredito Italiano NY
1.156% due 05/15/2009	$4,950	4,949

COMMERCIAL PAPER 0.6%

Ford Motor Credit Co. LLC
5.544% due 04/15/2009	38,925	38,487

REPURCHASE AGREEMENTS 0.9%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2012 valued at $614. Repurchase proceeds are $600.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	54,200	54,200
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $55,015. Repurchase proceeds are $54,200.)

		54,800

See Accompanying Notes	Annual Report	March 31, 2009	131

Schedule of Investments High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.1%
0.892% due 04/29/2009 - 05/15/2009 (e)(g)	$5,930	$5,930

U.S. TREASURY BILLS 3.6%
0.135% due 04/02/2009 - 06/11/2009 (e)(g)	232,525	232,503

Total Short-Term Instruments (Cost $336,778)		336,669

VALUE (000S)
PURCHASED OPTIONS (k) 2.9%
(Cost $29,402)	$182,256

Total Investments 105.1% (Cost $8,382,569)	$6,711,896

Written Options (l) (0.1%) (Premiums $5,924)	(7,286)

Other Assets and Liabilities (Net) (5.0%)	(319,307)

Net Assets 100.0%	$6,385,303

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	The High Yield Fund is investing in shares of affiliated Funds.
(g)	Securities with an aggregate market value of $228,256 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $47,261 at a weighted average interest rate of 3.333%. On March 31, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,858 and cash of $7,624 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	431	$2,287
90-Day Eurodollar June Futures	Long	06/2009	3,540	21,714
90-Day Eurodollar June Futures	Long	06/2010	434	1,814
90-Day Eurodollar September Futures	Long	09/2009	3,143	19,142
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	823	2,326
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	14,794
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	86	16
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	91	14
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	983	3,948

				$66,055

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	03/20/2012	30.070%		$5,800	$2,568	$3,364	$(796)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	12/20/2013	27.154%		2,800	1,372	1,428	(56)
Anadarko Petroleum Corp.	DUB	(2.750%	)	06/20/2014	2.500%		15,100	(180)	0	(180)
Bombardier, Inc.	RBS	(1.950%	)	06/20/2012	8.921%		6,000	1,056	0	1,056
Chesapeake Energy Corp.	RBS	(2.210%	)	06/20/2017	6.195%		4,300	882	0	882
CMS Energy Corp.	CSFB	(1.550%	)	03/20/2013	2.900%		4,975	235	0	235
Freescale Semiconductor, Inc.	CITI	(5.000%	)	03/20/2014	54.102%		3,800	2,707	2,698	9
Gap, Inc.	GSC	(1.020%	)	09/20/2013	0.625%		10,000	(173)	0	(173)
Knight, Inc.	RBS	(1.470%	)	09/20/2012	1.665%		5,000	29	0	29
RadioShack Corp.	CSFB	(2.050%	)	09/20/2013	2.100%		3,000	4	0	4
Teco Finance, Inc.	RBS	(1.260%	)	12/20/2017	2.629%		5,650	518	0	518
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	9,300	(32)	0	(32)
Williams Cos., Inc.	CITI	(0.770%	)	10/01/2010	2.264%		$5,000	108	0	108
Windstream Corp.	BOA	(2.780%	)	09/20/2013	1.834%		5,000	(199)	0	(199)

								$8,895	$7,490	$1,405

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GSC	5.000%	12/20/2013	7.973%	$11,250	$(1,130)	$(872)	$(258)
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.830%	5,100	(341)	(139)	(202)
Biomet, Inc.	CITI	6.500%	06/20/2014	7.396%	3,000	(81)	0	(81)
Biomet, Inc.	JPM	8.000%	03/20/2014	7.344%	4,000	92	0	92

132	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Biomet, Inc.	MSC	3.550%	03/20/2013	7.130%	$1,500	$(143)	$0	$(143)
Chesapeake Energy Corp.	CITI	5.000%	12/20/2013	6.453%	3,750	(193)	(188)	(5)
Chesapeake Energy Corp.	CSFB	5.000%	12/20/2013	6.453%	3,750	(192)	(161)	(31)
Chesapeake Energy Corp.	GSC	5.000%	12/20/2013	6.453%	3,750	(192)	(112)	(80)
Chesapeake Energy Corp.	RBS	2.050%	06/20/2013	6.418%	7,500	(1,101)	0	(1,101)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	3,500	(1,576)	0	(1,576)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	5,000	(502)	(625)	123
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	7.264%	22,500	(1,772)	(2,231)	459
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	24,700	(2,059)	(2,254)	195
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	7.264%	3,750	(296)	(366)	70
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	3.814%	1,500	(6)	0	(6)
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	12.066%	625	(137)	(112)	(25)
El Paso Corp.	CITI	2.550%	09/20/2013	7.124%	7,000	(1,080)	0	(1,080)
El Paso Corp.	CITI	5.000%	12/20/2013	7.137%	3,750	(276)	(107)	(169)
El Paso Corp.	CITI	5.000%	03/20/2014	7.148%	4,500	(345)	(333)	(12)
El Paso Corp.	GSC	5.000%	12/20/2013	7.137%	12,750	(937)	(330)	(607)
Ford Motor Co.	MLP	4.850%	12/20/2010	67.368%	18,000	(10,396)	0	(10,396)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	7.440%	8,250	(918)	0	(918)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	7.360%	22,900	(3,268)	0	(3,268)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	9,700	(6,403)	(5,674)	(729)
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	7.612%	18,000	(1,794)	(1,845)	51
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	7.736%	3,750	(355)	(338)	(17)
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	7.736%	9,000	(850)	(799)	(51)
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	7.736%	5,250	(496)	(479)	(17)
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	4.763%	1,500	(41)	0	(41)
GMAC LLC	BOA	7.000%	12/20/2012	18.663%	2,500	(678)	0	(678)
GMAC LLC	BOA	5.000%	09/20/2013	18.086%	40,000	(13,724)	(10,500)	(3,224)
GMAC LLC	DUB	5.000%	03/20/2012	19.549%	3,000	(871)	(465)	(406)
GMAC LLC	DUB	6.350%	12/20/2012	18.663%	3,650	(1,046)	0	(1,046)
GMAC LLC	GSC	6.800%	12/20/2012	18.663%	5,000	(1,379)	0	(1,379)
GMAC LLC	JPM	2.110%	03/20/2012	19.549%	10,000	(3,493)	0	(3,493)
GMAC LLC	MLP	5.000%	03/20/2010	27.916%	1,500	(283)	(146)	(137)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	11.125%	3,800	(854)	0	(854)
HCA, Inc.	BOA	4.650%	09/20/2013	10.454%	3,000	(552)	0	(552)
HCA, Inc.	CITI	2.000%	09/20/2012	8.994%	4,400	(735)	0	(735)
HCA, Inc.	CSFB	5.000%	06/20/2014	10.022%	5,000	(698)	(600)	(98)
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	5.643%	3,750	(79)	(42)	(37)
NRG Energy, Inc.	GSC	4.200%	09/20/2013	5.627%	6,875	(327)	0	(327)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	5.643%	4,500	(34)	0	(34)
NRG Energy, Inc.	MLP	5.500%	12/20/2013	5.643%	5,250	(17)	0	(17)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	7.141%	1,100	(123)	0	(123)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	7.141%	5,000	(597)	0	(597)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	4,700	(1,736)	(517)	(1,219)
SLM Corp.	BOA	1.730%	06/20/2012	29.302%	9,000	(3,669)	0	(3,669)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	4,750	(1,508)	0	(1,508)
SLM Corp.	JPM	7.600%	03/20/2011	35.180%	13,100	(3,985)	0	(3,985)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	7,000	20	0	20
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	7.747%	4,000	(387)	(261)	(126)
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	6.294%	1,500	(107)	0	(107)

						$(73,650)	$(29,496)	$(44,154)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	DUB	4.000%	12/20/2010	$3,000	$(553)	$0	$(553)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	(9,126)	0	(9,126)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,409	(402)	0	(402)
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,191	(334)	0	(334)
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	31,500	(14,103)	0	(14,103)
CDX.HY-10 5-Year Index 25-35%	MLP	6.520%	06/20/2013	2,000	(879)	0	(879)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	20	0	20
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	27	0	27
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013	105,700	(3,816)	(708)	(3,108)
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	13,600	(4,579)	(4,898)	319
CMBX.NA AAA 5 Index	GSC	0.350%	02/15/2051	15,000	(5,243)	(5,541)	298
CMBX.NA AAA 5 Index	JPM	0.350%	02/15/2051	15,000	(5,243)	(5,611)	368

					$(44,231)	$(16,758)	$(27,473)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

See Accompanying Notes	Annual Report	March 31, 2009	133

Schedule of Investments  High Yield Fund  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(7,619)	$(1,047)	$(6,572)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(696)	(325)	(371)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(23)	(4)	(19)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(2,140)	(368)	(1,772)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	851	168	683
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	1,017	106	911
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	904	189	715
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	25,117	716	24,401
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		76,100	6,786	1,522	5,264
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	2,737	(183)	2,920
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		30,200	2,693	1,477	1,216
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		14,100	(526)	(582)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		158,300	(54,689)	(10,679)	(44,010)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		55,800	(19,278)	558	(19,836)

							$(44,866)	$(8,452)	$(36,414)

Total Return Swaps on Securities
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	NRG Energy, Inc.	255,400	0.727%	$4,595	04/23/2009	MLP	$(101)
Receive	SandRidge Energy, Inc.	402,600	0.724%	2,915	04/23/2009	MLP	(262)

							$(363)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$84,145
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	15,191
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	37,864
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	39,125
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	126,500	1,188	5,931

							$29,402	$182,256

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	48	$9	$12
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	48	17	10

				$26	$22

134	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	9,000	$99	$148
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		9,000	96	1
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		17,000	184	279
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$5,300	11	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		5,300	28	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		16,300	48	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,100	334	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,100	309	4
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		24,300	126	2
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		24,300	147	1
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.250%	05/06/2009		87,100	78	39
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009		87,100	1,655	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		31,600	111	12
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009		42,500	1,155	4,954

								$4,560	$5,451

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$2,789	$1,338	$1,813

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$2,330,900	EUR	0	$57,388
Sales	16,408	1,526,089		52,000	43,146
Closing Buys	(11,746)	(3,402,200)		0	(92,922)
Expirations	(4,566)	0		0	(1,688)
Exercised	0	0		0	0

Balance at 03/31/2009	96	$454,789	EUR	52,000	$5,924

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$12,454	$11,713	0.18%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,991	23,769	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 02/25/2009	31,971	31,524	0.50%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,974	8,593	0.13%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,902	4,184	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,035	2,583	0.04%

				$88,327	$82,366	1.29%

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	22,489	07/2009	$0	$(204)	$(204)
Buy		DUB	67,956	07/2009	0	(580)	(580)
Buy		HSBC	44,594	07/2009	0	(299)	(299)
Buy		JPM	92,668	07/2009	0	(807)	(807)
Sell	EUR	BNP	11,125	04/2009	0	(319)	(319)
Buy		GSC	7,387	04/2009	137	0	137
Sell		HSBC	116,735	04/2009	66	(7,539)	(7,473)
Buy		MSC	1,732	04/2009	0	(51)	(51)
Buy		RBS	15,142	04/2009	325	(86)	239
Sell	GBP	DUB	7,414	04/2009	110	0	110
Sell		MSC	12,408	04/2009	145	0	145
Buy		UBS	4,763	04/2009	0	(193)	(193)
Sell	JPY	BNP	26,365	05/2009	5	0	5
Sell		MSC	26,365	06/2009	4	0	4
Buy	MXN	BCLY	2,175	05/2009	0	(7)	(7)
Sell		BCLY	1,680	05/2009	6	0	6
Sell		JPM	495	05/2009	3	0	3

See Accompanying Notes	Annual Report	March 31, 2009	135

Schedule of Investments High Yield Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	14,777	04/2009	$0	$(173)	$(173)
Sell		BCLY	48,981	04/2009	594	0	594
Buy		BOA	10,616	04/2009	0	(119)	(119)
Buy		CITI	21,342	04/2009	0	(218)	(218)
Buy		HSBC	24,457	04/2009	0	(154)	(154)
Sell		JPM	22,211	04/2009	332	0	332
Buy	PHP	BCLY	27,094	05/2009	8	0	8
Buy		CITI	666,332	05/2009	37	(72)	(35)
Sell		CITI	893,731	05/2009	0	(1,112)	(1,112)
Buy		JPM	200,305	05/2009	2	0	2
Buy	RUB	BCLY	676,705	05/2009	0	(4,630)	(4,630)
Sell		DUB	515,917	05/2009	1,306	0	1,306
Sell		HSBC	269,491	05/2009	915	0	915
Sell		JPM	304,592	05/2009	556	0	556
Buy		UBS	487,266	05/2009	0	(5,861)	(5,861)
Sell		UBS	73,971	05/2009	57	0	57
Buy	SGD	CITI	19,031	04/2009	0	(531)	(531)
Sell		CITI	41,817	04/2009	832	0	832
Buy		DUB	12,085	04/2009	0	(247)	(247)
Buy		HSBC	4,710	04/2009	0	(124)	(124)
Buy		UBS	5,991	04/2009	0	(112)	(112)
Sell		CITI	7,174	07/2009	291	0	291
Buy		HSBC	7,174	07/2009	0	(248)	(248)

					$5,731	$(23,686)	$(17,955)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$489,582	$6,119,495	$102,819	$6,711,896
Other Financial Instruments ++	66,055	(130,664)	(1,576)	(66,185)

Total	$555,637	$5,988,831	$101,243	$6,645,711

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$110,825	$16,140	$960	$257	$(29,116)	$3,753	$102,819
Other Financial Instruments ++	(1,183)	0	0	665	(1,011)	(47)	(1,576)

Total	$109,642	$16,140	$960	$922	$(30,127)	$3,706	$101,243

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

136	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.0%

Short-Term Floating NAV Portfolio	310,492	$3,106

Total PIMCO Funds (Cost $3,106)		3,106

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$492	266

Ford Motor Co.
3.560% due 12/16/2013	248	119

Total Bank Loan Obligations (Cost $699)		385

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 8.6%

AES Ironwood LLC
8.857% due 11/30/2025	84	74

American Express Bank FSB
5.500% due 04/16/2013	250	216

American Express Centurion Bank
0.714% due 06/12/2012	2,000	1,665

American Express Co.
7.000% due 03/19/2018	150	133

American International Group, Inc.
4.250% due 05/15/2013	500	202
5.850% due 01/16/2018	2,100	824
8.175% due 05/15/2058	1,075	92
8.250% due 08/15/2018	275	118

ANZ National International Ltd.
6.200% due 07/19/2013	175	169

Bank of America Corp.
6.000% due 09/01/2017	500	426
8.000% due 12/29/2049	3,525	1,413

Barclays Bank PLC
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	275	121

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	975
6.950% due 08/10/2012	137	140

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	6

CIT Group, Inc.
1.464% due 07/28/2011	1,400	898
1.474% due 11/03/2010	125	92
1.481% due 02/13/2012	2,640	1,619
4.250% due 02/01/2010	100	86
5.125% due 09/30/2014	200	121

Citigroup Capital XXI
8.300% due 12/21/2057	275	133

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	432
8.400% due 04/29/2049	2,325	1,317

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,870

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	241

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$50	$43
7.000% due 10/01/2013	175	117
7.375% due 10/28/2009	60	54
8.000% due 12/15/2016	750	494

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	50	52

General Electric Capital Corp.
1.300% due 11/01/2012	790	637
1.474% due 04/10/2012	1,060	885
6.875% due 01/10/2039	4,200	3,439

GMAC LLC
6.875% due 08/28/2012	600	331
8.000% due 11/01/2031	290	108

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	50	46
6.250% due 09/01/2017	500	464
6.750% due 10/01/2037	250	170

HBOS PLC
6.750% due 05/21/2018	100	77

International Lease Finance Corp.
4.875% due 09/01/2010	500	365

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	235

KRATON Polymers LLC
8.125% due 01/15/2014	25	8

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	12

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	75	71
6.875% due 04/25/2018	200	157

Morgan Stanley
5.950% due 12/28/2017	300	273

NSG Holdings LLC
7.750% due 12/15/2025	125	99

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	90

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
1.319% due 07/26/2010	50	35
1.389% due 10/25/2011	1,060	611
8.450% due 06/15/2018	25	13

SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	269	148
2.541% due 06/15/2013	260	118

Tenneco, Inc.
8.125% due 11/15/2015	150	31

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	102

UBS AG
5.750% due 04/25/2018	100	84

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Universal City Development Partners
11.750% due 04/01/2010	200	172

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	65	23
8.375% due 05/01/2010	50	18

Ventas Realty LP
6.625% due 10/15/2014	20	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 04/01/2017	$175	$150
7.125% due 06/01/2015	50	45

Wells Fargo & Co.
7.980% due 02/28/2049	400	188

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,025	489

Wells Fargo Capital XV
9.750% due 09/26/2044	350	256

		26,326

INDUSTRIALS 7.2%

Actuant Corp.
6.875% due 06/15/2017	50	43

Allied Waste North America, Inc.
7.250% due 03/15/2015	105	99

Allison Transmission, Inc.
11.000% due 11/01/2015	170	82

Altria Group, Inc.
9.250% due 08/06/2019	75	80

American Stores Co.
8.000% due 06/01/2026	250	215

AmeriGas Partners LP
7.125% due 05/20/2016	230	217
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	600	518

ARAMARK Corp.
4.670% due 02/01/2015	50	38
8.500% due 02/01/2015	175	162

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	112

Berry Plastics Corp.
5.844% due 02/15/2015	155	113
8.875% due 09/15/2014	75	42

Biomet, Inc.
10.000% due 10/15/2017	290	289
10.375% due 10/15/2017 (c)	100	85
11.625% due 10/15/2017	315	280

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	447

Cascades, Inc.
7.250% due 02/15/2013	25	14

Celestica, Inc.
7.875% due 07/01/2011	210	206

Charter Communications Operating LLC
8.000% due 04/30/2012	70	65
8.375% due 04/30/2014	75	66

Chesapeake Energy Corp.
7.250% due 12/15/2018	100	83
7.500% due 09/15/2013	125	115
7.500% due 06/15/2014	250	227

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	45

Comcast Corp.
5.900% due 03/15/2016	500	484

Community Health Systems, Inc.
8.875% due 07/15/2015	440	418

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	119

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	25

Crown Americas LLC
7.625% due 11/15/2013	135	136

See Accompanying Notes	Annual Report	March 31, 2009	137

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSC Holdings, Inc.
6.750% due 04/15/2012	$75	$73
7.625% due 07/15/2018	400	362
7.875% due 02/15/2018	30	28
8.500% due 06/15/2015	125	123

DaVita, Inc.
6.625% due 03/15/2013	100	98
7.250% due 03/15/2015	115	111

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	523

Dex Media West LLC
9.875% due 08/15/2013	140	28

DirecTV Holdings LLC
8.375% due 03/15/2013	180	183

DISH DBS Corp.
6.375% due 10/01/2011	25	24
7.000% due 10/01/2013	145	135
7.125% due 02/01/2016	355	320

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	860

El Paso Corp.
7.800% due 08/01/2031	325	245
8.050% due 10/15/2030	25	19

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	31
8.375% due 08/01/2066	370	248

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	1,705

Ferrellgas Partners LP
6.750% due 05/01/2014	75	63

First Data Corp.
9.875% due 09/24/2015	465	274

Ford Motor Co.
9.215% due 09/15/2021	25	7

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	200	187

Freescale Semiconductor, Inc.
5.195% due 12/15/2014	25	4
8.875% due 12/15/2014	75	16

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	82

General Motors Corp.
7.700% due 04/15/2016	170	21
8.250% due 07/15/2023	75	9

Georgia-Pacific LLC
7.000% due 01/15/2015	350	329
7.700% due 06/15/2015	215	196
8.000% due 01/15/2024	175	140
8.875% due 05/15/2031	150	121

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	125	104

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	200	39

HCA, Inc.
9.125% due 11/15/2014	200	188
9.250% due 11/15/2016	750	684

Intergen NV
9.000% due 06/30/2017	175	159

Nalco Co.
7.750% due 11/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.875% due 11/15/2013	$75	$72

New Albertson’s, Inc.
7.450% due 08/01/2029	125	104

Newfield Exploration Co.
7.125% due 05/15/2018	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	287

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	390	64

NPC International, Inc.
9.500% due 05/01/2014	100	78

OPTI Canada, Inc.
8.250% due 12/15/2014	165	75

Pfizer, Inc.
7.200% due 03/15/2039	75	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,018

Quebecor Media, Inc.
7.750% due 03/15/2016	350	268

Range Resources Corp.
7.500% due 10/01/2017	25	23

RH Donnelley Corp.
8.875% due 01/15/2016	20	1
8.875% due 10/15/2017	175	11

Roche Holdings, Inc.
6.000% due 03/01/2019	100	103

SandRidge Energy, Inc.
5.060% due 04/01/2014	275	165
8.625% due 04/01/2015 (c)	150	98

Sanmina-SCI Corp.
8.125% due 03/01/2016	75	27

Seagate Technology HDD Holdings
2.275% due 10/01/2009	300	287

SemGroup LP
8.750% due 11/15/2015 (a)	250	10

Sensata Technologies BV
8.000% due 05/01/2014	300	92

Sonat, Inc.
7.625% due 07/15/2011	200	194

Suburban Propane Partners LP
6.875% due 12/15/2013	60	57

Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	280

Times Square Hotel Trust
8.528% due 08/01/2026	2,278	1,368

TRW Automotive, Inc.
7.000% due 03/15/2014	25	11
7.250% due 03/15/2017	300	126

United Airlines, Inc.
7.730% due 07/01/2010	36	35

United Rentals North America, Inc.
6.500% due 02/15/2012	190	153

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,178

Verso Paper Holdings LLC
9.125% due 08/01/2014	170	65

West Corp.
9.500% due 10/15/2014	120	84

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	125	117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Windstream Corp.
8.625% due 08/01/2016	$425	$420

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	107

Xerox Corp.
7.125% due 06/15/2010	75	77

		22,061

UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	325	280
8.000% due 06/01/2020	50	41
8.875% due 02/15/2011	50	50
9.750% due 04/15/2016 (b)	50	47

Appalachian Power Co.
7.950% due 01/15/2020	50	51

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	268

Energy Future Holdings Corp.
10.875% due 11/01/2017	220	143
11.250% due 11/01/2017 (c)	75	32

Frontier Communications Corp.
6.625% due 03/15/2015	25	21
7.000% due 11/01/2025	120	68
7.125% due 03/15/2019	165	130
9.000% due 08/15/2031	100	69

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	1

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	67
8.625% due 11/14/2011	25	24

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	241

Knight, Inc.
5.150% due 03/01/2015	50	42

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	117

NGPL PipeCo. LLC
7.119% due 12/15/2017	100	92
7.768% due 12/15/2037	1,000	876

NRG Energy, Inc.
7.375% due 02/01/2016	710	662
7.375% due 01/15/2017	125	117

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	247

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	100
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	239

Qwest Corp.
6.500% due 06/01/2017	400	334
7.875% due 09/01/2011	100	99
8.875% due 03/15/2012	150	149

Reliant Energy, Inc.
6.750% due 12/15/2014	220	204

Sprint Capital Corp.
6.375% due 05/01/2009	50	50
6.900% due 05/01/2019	250	178
8.375% due 03/15/2012	75	68
8.750% due 03/15/2032	400	270

Sprint Nextel Corp.
6.000% due 12/01/2016	160	115

138	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telesat Canada
11.000% due 11/01/2015	$175	$146

Tenaska Alabama Partners LP
7.000% due 06/30/2021	133	103

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	247
10.500% due 11/01/2016 (c)	400	150

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	131

		6,294

Total Corporate Bonds & Notes (Cost $70,020)		54,681

CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	78
2.500% due 05/15/2037	100	66

Total Convertible Bonds & Notes (Cost $177)		144

U.S. GOVERNMENT AGENCIES 97.1%

Fannie Mae
0.582% due 12/25/2036	375	335
0.642% due 03/25/2034	34	30
0.672% due 08/25/2034	19	18
0.722% due 10/27/2037	4,000	3,602
0.872% due 11/25/2032 - 03/25/2044	106	101
0.922% due 06/25/2029 - 08/25/2036	145	140
0.956% due 04/18/2028 - 09/18/2031	30	29
0.962% due 11/25/2021	18	18
1.012% due 07/25/2021	31	30
1.262% due 08/25/2022	15	13
1.362% due 05/25/2022	14	14
1.412% due 05/25/2018 - 10/25/2020	61	61
1.462% due 04/25/2021 - 10/25/2021	119	119
1.603% due 11/01/2028	839	850
1.762% due 01/25/2024	49	49
1.862% due 11/25/2021	58	58
2.100% due 04/25/2023	17	17
2.230% due 03/25/2022	28	27
2.280% due 09/25/2022	14	13
2.330% due 01/25/2022	83	80
2.800% due 03/01/2034	71	71
2.945% due 02/01/2032	77	77
2.955% due 09/25/2022	15	15
3.022% due 10/01/2044	24	23
3.222% due 10/01/2040	324	321
3.375% due 07/01/2025 - 02/01/2032	232	232
3.591% due 02/01/2033	68	68
3.671% due 01/01/2018	81	79
3.755% due 03/01/2034	157	157
3.828% due 12/01/2033	166	165
3.923% due 02/01/2032	50	50
3.936% due 02/01/2033	74	75
3.998% due 12/01/2035	43	43
4.007% due 11/01/2020	74	74
4.035% due 02/01/2033	49	49
4.077% due 08/01/2033	233	237
4.083% due 05/01/2034	430	434
4.107% due 12/01/2034	495	497
4.183% due 01/01/2018	10	10
4.196% due 04/01/2018	75	75
4.211% due 12/01/2035	26	27
4.250% due 11/01/2032 - 01/01/2033	217	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.251% due 11/01/2029	$102	$103
4.271% due 11/01/2032	35	36
4.343% due 01/01/2033	134	134
4.357% due 03/01/2020	13	13
4.360% due 12/01/2032	68	68
4.375% due 09/01/2017 - 03/01/2033	148	148
4.382% due 05/01/2018	47	47
4.395% due 04/01/2033	17	17
4.400% due 04/01/2017	7	7
4.405% due 07/01/2017 - 07/01/2026	137	137
4.407% due 12/01/2032	119	119
4.416% due 08/01/2026	21	21
4.432% due 08/01/2036	28	28
4.436% due 01/01/2035	547	557
4.504% due 03/01/2036	691	692
4.522% due 07/01/2019	94	94
4.530% due 12/01/2027	38	38
4.538% due 11/01/2018	2	2
4.546% due 12/01/2032	36	36
4.562% due 11/01/2034	51	53
4.582% due 07/01/2018	11	11
4.590% due 10/01/2025	77	77
4.592% due 05/01/2033	642	648
4.602% due 06/01/2025	5	5
4.611% due 08/01/2017	26	26
4.621% due 09/01/2035	67	68
4.624% due 09/01/2033	69	70
4.625% due 01/01/2029	206	207
4.651% due 09/01/2024	7	7
4.683% due 03/01/2033	362	369
4.687% due 01/01/2035	311	315
4.692% due 04/01/2033	108	108
4.729% due 10/01/2034	478	487
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.777% due 08/01/2031	309	313
4.780% due 07/01/2017	9	9
4.792% due 03/01/2038	10	11
4.818% due 04/01/2024	20	20
4.820% due 12/01/2031	47	48
4.831% due 05/01/2038	329	335
4.849% due 04/01/2032	129	131
4.857% due 07/01/2033	57	57
4.861% due 08/01/2017	18	18
4.863% due 08/01/2036	297	300
4.905% due 10/01/2032	49	50
4.949% due 07/01/2025	3	3
4.964% due 05/01/2018	28	28
4.975% due 09/01/2022	32	34
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
4.999% due 11/01/2033	138	139
5.000% due 01/01/2016 - 08/25/2033	384	385
5.005% due 07/01/2036	106	108
5.012% due 11/01/2033	72	73
5.053% due 09/01/2031	4	4
5.060% due 07/01/2032	47	48
5.067% due 05/01/2033	66	67
5.075% due 01/01/2018	1	1
5.095% due 07/01/2032	445	446
5.105% due 07/01/2035	44	44
5.125% due 10/01/2016 - 09/01/2024	69	71
5.128% due 10/01/2032	271	275
5.141% due 09/01/2033	28	29
5.146% due 08/01/2032	236	240
5.163% due 09/01/2018	32	33
5.171% due 01/01/2018	10	10
5.175% due 03/01/2016	7	7
5.193% due 08/01/2032	32	32
5.220% due 05/01/2024	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 09/01/2016 - 05/01/2032	$238	$238
5.255% due 07/01/2032	686	704
5.275% due 09/01/2032	38	39
5.277% due 08/01/2032	27	28
5.290% due 06/01/2019	21	21
5.295% due 10/01/2017	59	61
5.299% due 10/01/2033	17	18
5.315% due 05/01/2024	52	52
5.334% due 10/01/2035	535	540
5.336% due 06/01/2032	376	380
5.395% due 09/01/2031	168	170
5.399% due 05/01/2019	11	11
5.500% due 07/01/2017 - 06/01/2048	22,587	23,438
5.500% due 06/01/2038 - 09/01/2038 (g)	33,602	34,916
5.548% due 10/01/2025	5	5
5.572% due 09/01/2017	18	18
5.607% due 09/01/2030	119	119
5.609% due 11/01/2029	80	81
5.619% due 04/01/2028	26	26
5.625% due 06/01/2017	9	9
5.845% due 05/01/2028	12	12
6.000% due 09/01/2034 - 09/01/2038	57,852	60,375
6.000% due 09/01/2036 - 07/01/2038 (g)	58,481	61,160
6.001% due 10/01/2036	128	133
6.051% due 03/01/2036	73	75
6.500% due 06/25/2028 - 10/25/2031	558	591
6.619% due 04/01/2027	139	147
6.850% due 12/18/2027	49	52
6.900% due 05/25/2023	203	218
7.000% due 07/25/2022 - 08/01/2036	4,386	4,670
7.500% due 07/25/2022 - 06/25/2042	475	512
7.660% due 05/01/2015	943	1,044
8.000% due 04/25/2021 - 07/25/2022	107	112
8.600% due 08/25/2019	377	417

Freddie Mac
3.222% due 07/25/2044	43	42
3.940% due 02/01/2033	10	10
4.000% due 02/15/2017	158	160
4.011% due 05/01/2035	359	366
4.111% due 10/01/2026	9	9
4.167% due 07/01/2037	221	224
4.207% due 09/01/2033	582	583
4.332% due 11/01/2031	102	103
4.375% due 01/01/2020	34	34
4.381% due 01/01/2035	17	17
4.405% due 06/01/2019	28	29
4.415% due 07/01/2034	349	355
4.423% due 05/01/2019	10	10
4.444% due 01/01/2033	32	33
4.456% due 11/01/2017	35	36
4.498% due 01/01/2033	29	29
4.499% due 02/01/2018	54	54
4.597% due 09/01/2034	375	378
4.638% due 12/01/2034	82	84
4.642% due 01/01/2035	399	404
4.724% due 05/01/2029 - 10/01/2032	279	282
4.776% due 04/01/2033	7	7
4.870% due 09/01/2033	29	29
4.875% due 04/01/2017	383	384
4.883% due 06/01/2033	58	58
4.884% due 02/01/2026 - 08/01/2034	136	137
4.899% due 01/01/2035	296	300
4.968% due 06/01/2019	67	67
5.005% due 08/01/2024	34	34
5.007% due 03/01/2032	739	743

See Accompanying Notes	Annual Report	March 31, 2009	139

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.015% due 08/01/2034	$272	$279
5.033% due 11/01/2031	129	133
5.085% due 08/01/2017	12	12
5.108% due 09/01/2023	44	45
5.122% due 07/01/2033	66	67
5.125% due 07/01/2017	47	48
5.135% due 05/01/2033	62	63
5.137% due 07/01/2024	16	16
5.147% due 03/01/2031	146	148
5.157% due 07/01/2025	124	127
5.208% due 11/01/2029	731	739
5.228% due 07/01/2033	229	235
5.230% due 09/01/2031	361	364
5.240% due 02/01/2015	75	76
5.250% due 09/01/2032	218	219
5.257% due 02/01/2036	159	163
5.276% due 11/01/2035	324	334
5.287% due 04/01/2036	73	75
5.320% due 12/01/2033	482	487
5.327% due 09/01/2024	40	40
5.333% due 04/01/2032	126	128
5.459% due 08/01/2035	33	33
5.480% due 09/01/2037	23	23
5.500% due 08/23/2017 - 08/01/2037	31,720	35,932
5.500% due 02/01/2038 (g)	10,228	10,625
5.524% due 04/01/2036 - 09/01/2037	169	175
5.561% due 05/01/2037	94	96
5.667% due 05/01/2019	497	502
5.702% due 06/01/2037	13	14
5.717% due 12/01/2037	37	39
5.752% due 09/01/2037	29	30
5.809% due 08/01/2037	26	27
5.830% due 08/01/2037	8	9
5.844% due 01/01/2037	594	617
5.871% due 11/01/2036	17	18
5.873% due 08/01/2037	14	15
5.922% due 08/01/2036	28	29
5.937% due 03/01/2025	3	3
5.966% due 09/01/2037	61	64
5.968% due 09/01/2036	23	23
6.000% due 03/15/2017 - 12/01/2023	2,319	2,476
6.069% due 03/01/2025	83	85
6.374% due 10/01/2035	656	667
6.450% due 02/01/2037	88	91
6.500% due 11/15/2021 - 03/15/2024	464	499
6.750% due 01/15/2024	53	56
6.862% due 09/01/2037	1,728	1,781
6.867% due 09/01/2018	43	44
7.000% due 10/15/2013 - 12/01/2047	6,273	6,628
7.500% due 09/01/2011 - 01/15/2023	1,200	1,257
8.500% due 06/15/2031	655	720
8.657% due 05/15/2023	73	76
9.000% due 09/15/2020 - 02/15/2021	384	417
9.500% due 03/15/2020	14	14

Ginnie Mae
4.000% due 10/20/2030 - 01/20/2035	287	289
4.125% due 10/20/2025 - 12/20/2026	35	36
4.625% due 08/20/2027 - 10/20/2029	208	209
4.750% due 01/20/2032 - 03/20/2032	420	426
5.125% due 08/20/2033	36	37
5.250% due 02/20/2029	52	53
5.375% due 06/20/2022 - 06/20/2032	883	898
5.500% due 04/20/2037	56	56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.100% due 06/15/2028 - 03/15/2029	$2,362	$2,493
6.490% due 01/15/2028 - 01/15/2029	1,957	2,085

Small Business Administration
4.727% due 02/10/2019	2,000	2,022
5.160% due 02/01/2028	2,358	2,512
5.170% due 01/01/2028	4,715	5,026
5.370% due 04/01/2028	1,948	2,073

Vendee Mortgage Trust
6.500% due 09/15/2024	290	305

Total U.S. Government Agencies (Cost $288,339)		297,691

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	241	241
5.634% due 07/10/2046	500	375
6.186% due 06/11/2035	255	245

Banc of America Funding Corp.
4.110% due 05/25/2035	118	47
4.187% due 06/20/2035	172	75
4.606% due 02/20/2036	137	91
5.979% due 10/20/2046	1,882	784

Banc of America Mortgage Securities, Inc.
0.922% due 03/25/2034	165	158
0.972% due 01/25/2034	70	67
4.147% due 07/25/2034	137	135
4.709% due 04/25/2035	238	159
5.470% due 07/20/2032	58	43

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,730	1,049
4.637% due 01/25/2035	143	105
5.342% due 03/25/2035	813	506

Bear Stearns Alt-A Trust
0.682% due 06/25/2046	3,516	1,182
6.250% due 08/25/2036	2,791	1,175

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	8	8
7.000% due 05/20/2030	393	381

CC Mortgage Funding Corp.
0.652% due 05/25/2048	360	130

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	325	202

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,013

Countrywide Alternative Loan Trust
2.943% due 07/20/2035	205	73
6.000% due 04/25/2037	2,728	1,582
6.250% due 08/25/2037	1,959	980
6.500% due 06/25/2036	1,533	774

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	106	45
0.792% due 03/25/2035	236	91
0.842% due 03/25/2035	287	123
4.862% due 07/19/2033	333	276
4.957% due 02/25/2034	239	184
5.071% due 05/19/2033	202	161
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	980	594

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,220	584
4.940% due 12/15/2035	500	473
5.185% due 03/25/2034	233	176
5.603% due 07/15/2035	500	481
5.750% due 04/22/2033	1,268	1,225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.672% due 02/25/2047	$1,613	$581

Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	749	121
0.956% due 11/19/2044	135	30
4.113% due 07/19/2044	96	30

First Horizon Asset Securities, Inc.
1.022% due 03/25/2018	174	172
4.207% due 03/25/2033	158	128

First Republic Mortgage Loan Trust
0.806% due 11/15/2030	123	100
0.906% due 11/15/2031	49	40

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	484

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,966	1,076
0.782% due 10/25/2045	50	27

GSAA Trust
6.000% due 04/01/2034	577	498

GSR Mortgage Loan Trust
4.210% due 04/25/2032	71	47
4.541% due 09/25/2035	373	217
4.771% due 09/25/2034	212	147
4.842% due 08/25/2034	463	368
5.242% due 11/25/2035	455	293

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	409	369
0.746% due 01/19/2038	3,953	1,406
0.866% due 08/19/2045	56	23

Indymac Index Mortgage Loan Trust
5.424% due 10/25/2034	303	196

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	474

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	359
5.430% due 02/15/2040	500	335

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	800	464
4.531% due 04/21/2034	57	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	106	91

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	189	195

Mellon Residential Funding Corp.
0.926% due 09/15/2030	225	185
0.996% due 12/15/2030	53	43

Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033	42	36

MLCC Mortgage Investors, Inc.
0.862% due 04/25/2028	107	83
2.096% due 10/25/2028	594	410
2.150% due 01/25/2030	99	66
4.975% due 01/25/2029	380	298

Morgan Stanley Capital I
5.208% due 11/14/2042	500	392
5.328% due 11/12/2041	580	448

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	95	81
6.000% due 05/25/2033	52	46
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	147	123

140	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	$1,801	$691
0.852% due 04/25/2037	3,580	1,483
6.000% due 08/25/2035	2,725	1,897

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	484	510

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,515	1,530

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,358	620

Sequoia Mortgage Trust
0.895% due 07/20/2033	109	83
0.925% due 10/20/2027	43	34
0.925% due 04/20/2033	174	151
0.945% due 10/20/2027	238	200
1.445% due 12/20/2032	195	163

Structured Asset Mortgage Investments, Inc.
0.752% due 07/25/2046	131	27
0.896% due 05/19/2035	213	106
5.995% due 05/25/2045	83	38

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	2,593	2,241
0.792% due 03/25/2044	208	116
0.892% due 09/25/2044	166	134

WaMu Mortgage Pass-Through Certificates
0.812% due 12/25/2045	194	81
0.832% due 01/25/2045	43	17
0.900% due 10/25/2044	209	106
0.940% due 11/25/2034	215	65
1.062% due 12/25/2027	350	247
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	16	10
3.133% due 07/25/2046	1,227	627
3.789% due 06/25/2034	55	54
3.932% due 06/25/2033	159	131

Wells Fargo Mortgage-Backed Securities Trust
4.233% due 09/25/2034	139	110
4.372% due 09/25/2034	214	169
4.435% due 12/25/2034	96	83
4.494% due 01/25/2035	100	97
4.544% due 02/25/2035	363	280
5.004% due 10/25/2034	256	186
5.500% due 12/25/2033	57	56

Total Mortgage-Backed Securities (Cost $58,293)		42,114

ASSET-BACKED SECURITIES 6.0%

American Express Credit Account Master Trust
1.056% due 02/15/2012	40	38

Ameriquest Mortgage Securities, Inc.
4.047% due 11/25/2032 (a)	192	13
6.147% due 02/25/2033 (a)	165	13

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	69	26

Bear Stearns Asset-Backed Securities Trust
0.852% due 01/25/2036	287	254
0.872% due 09/25/2034	1,226	1,074
0.922% due 10/27/2032	70	44
1.012% due 06/25/2036	400	122
1.182% due 10/25/2032	104	60
1.522% due 10/25/2037	179	116
5.250% due 10/25/2033	1,807	1,639
5.500% due 06/25/2034	1,824	1,539
5.500% due 08/25/2036	3,936	2,109

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	1,148	345

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	89	73

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Omni Master Trust
1.623% due 12/23/2013		$2,000	$1,813

Conseco Financial Corp.
6.110% due 09/01/2023		278	269
6.870% due 01/15/2029		434	338

Countrywide Asset-Backed Certificates
0.622% due 09/25/2047		398	339
0.862% due 12/25/2036		1,667	954

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		284	253

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	865

GSAA Trust
0.792% due 06/25/2035		671	285

HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034		1,958	1,292
1.345% due 11/20/2036		382	342

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036		330	206
0.572% due 12/25/2036		165	95

Irwin Home Equity Corp.
1.062% due 07/25/2032		8	5

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036		343	302

Morgan Stanley ABS Capital I
0.702% due 01/25/2036		702	586
1.602% due 03/25/2033		268	155

New Century Home Equity Loan Trust
0.892% due 08/25/2034		57	20

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		250	137

Residential Asset Mortgage Products, Inc.
1.722% due 09/25/2047		1,725	1,164

SBI HELOC Trust
0.692% due 08/25/2036		108	95

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		330	297

Specialty Underwriting & Residential Finance
0.772% due 09/25/2036		796	592

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,002	534

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		60	59

Total Asset-Backed Securities (Cost $22,799)			18,462

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	1,098
8.625% due 05/22/2038		1,000	140

JLOC Ltd.
0.896% due 02/16/2016	JPY	7,071	69

SLM Corp.
2.193% due 11/15/2011	EUR	1,000	658

Total Foreign Currency-Denominated Issues (Cost $4,886)			1,965

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	3

	SHARES	VALUE (000S)

Bank of America Corp.
7.250% due 12/31/2049	365	$155

Citigroup, Inc.
6.500% due 12/31/2049 (a)	100	3

General Motors Corp.
5.250% due 03/06/2032	2,000	5

Wells Fargo & Co.
7.500% due 12/31/2049	300	144

Total Convertible Preferred Stocks (Cost $636)		310

PREFERRED STOCKS 0.1%

SLM Corp. CPI Linked
2.140% due 01/16/2018	51,000	411

Total Preferred Stocks (Cost $574)		411

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.5%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$301	301

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $310. Repurchase proceeds are $301.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (f)	1,500	1,500

U.S. TREASURY BILLS 11.9%
0.124% due 04/09/2009 - 06/11/2009 (d)(f)	36,625	36,621

Total Short-Term Instruments (Cost $38,421)		38,422

Total Investments 149.3% (Cost $487,950)		$457,691

Written Options (i) (0.0%) (Premiums $82)		(18)

Other Assets and Liabilities (Net) (49.3%)		(151,148)

Net Assets 100.0%		$306,525

See Accompanying Notes	Annual Report	March 31, 2009	141

Schedule of Investments  Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	The Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $37,985 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $86,147 at a weighted average interest rate of 2.109%. On March 31, 2009, securities valued at $105,082 were pledged as collateral for reverse repurchase agreements.
(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	(4.050%	)	09/20/2012	2.162%		$137	$(8)	$0	$(8)
Bear Stearns Cos., Inc.	GSC	(3.000%	)	12/20/2017	1.801%		1,000	(85)	0	(85)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		2,000	(12)	0	(12)
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	100	(1)	0	(1)

								$(106)	$0	$(106)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	6.375%	$2,000	$(157)	$0	$(157)
American International Group, Inc.	DUB	2.100%	03/20/2013	22.909%	3,000	(1,272)	0	(1,272)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	50	(4)	(5)	1
General Electric Capital Corp.	DUB	4.820%	12/20/2013	7.440%	2,000	(173)	0	(173)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%	50	(5)	(5)	0
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	50	(18)	(5)	(13)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	250	(79)	0	(79)
SLM Corp.	MLP	5.000%	12/20/2013	25.406%	2,000	(739)	(245)	(494)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	100	0	0	0

						$(2,447)	$(260)	$(2,187)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$4,000	$(3,678)	$(1,740)	$(1,938)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	2,000	(1,840)	(840)	(1,000)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,668)	(8,320)	(2,348)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,909)	(1,830)	(1,079)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,875)	(1,860)	(1,015)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	4,536	(1,629)	(330)	(1,299)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,536	(1,632)	(611)	(1,021)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,363	(850)	(175)	(675)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	12,500	(9,421)	(8,500)	(921)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(127)	(25)	(102)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	(885)	(1,120)	235
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	49	(2)	0	(2)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,950	(258)	0	(258)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,751	(1,203)	0	(1,203)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(304)	0	(304)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	100	(4)	(1)	(3)

					$(38,285)	$(25,352)	$(12,933)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

142	PIMCO Funds	See Accompanying Notes

March 31, 2009

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$19,000	$3,674	$976	$2,698
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB	1,800	(67)	(72)	5

						$3,607	$904	$2,703

(i)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$ 2,000	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,000	10	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	9	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	300	9	13
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	300	4	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0

							$82	$18

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	98	13,600	150
Closing Buys	(41)	0	(18)
Expirations	(57)	0	(50)
Exercised	0	0	0

Balance at 03/31/2009	0	$13,600	$82

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	200	04/2009	$0	$(13)	$(13)
Buy		HSBC	21	04/2009	1	0	1
Sell		HSBC	701	04/2009	0	(46)	(46)
Buy		RBS	96	04/2009	0	(2)	(2)
Sell	GBP	DUB	1,056	04/2009	16	0	16
Sell		MSC	1,768	04/2009	21	0	21
Buy		UBS	102	04/2009	0	(4)	(4)
Sell	JPY	BNP	5,000	05/2009	1	0	1
Sell		MSC	5,000	06/2009	0	0	0

					$39	$(65)	$(26)

See Accompanying Notes	Annual Report	March 31, 2009	143

Schedule of Investments Income Fund (Cont.)	March 31, 2009

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$3,411	$454,221	$59	$457,691
Other Financial Instruments ++	0	(12,567)	0	(12,567)

Total	$3,411	$441,654	$59	$445,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

144	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 18.3%

Short-Term Floating NAV Portfolio	69,773,652	$698,085

Total PIMCO Funds (Cost $698,006)		698,085

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,576	850

Total Bank Loan Obligations (Cost $1,500)		850

CORPORATE BONDS & NOTES 76.2%

BANKING & FINANCE 29.5%

Abbey National PLC
7.950% due 10/26/2029 1,600	1,600	1,393

Allstate Corp.
7.200% due 12/01/2009	200	198

Allstate Life Global Funding II
1.901% due 05/21/2010	3,500	3,336

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,200	1,162

American Express Bank FSB
0.583% due 06/22/2009	100	99
0.584% due 06/12/2009	850	840
0.637% due 07/13/2010	3,600	3,335
5.500% due 04/16/2013	8,100	6,995

American Express Centurion Bank
0.583% due 09/22/2009	4,000	3,875
0.583% due 03/23/2010	3,600	3,378
0.637% due 07/13/2010	8,500	7,820
0.716% due 11/16/2009	200	192

American Express Co.
6.150% due 08/28/2017	300	249
6.800% due 09/01/2066	2,465	1,190
7.000% due 03/19/2018	3,000	2,652

American Express Credit Corp.
0.616% due 05/19/2009	400	397
0.677% due 12/02/2010	2,240	2,017
5.875% due 05/02/2013	1,700	1,494

American General Finance Corp.
5.200% due 12/15/2011	2,600	1,088

American International Group, Inc.
0.606% due 06/16/2009	2,300	2,073
4.950% due 03/20/2012	5,250	2,569
5.050% due 10/01/2015	700	312
5.450% due 05/18/2017	2,000	793
5.850% due 01/16/2018	22,920	8,989
6.250% due 05/01/2036	200	70
8.175% due 05/15/2058	2,000	170
8.250% due 08/15/2018	29,500	12,643

Anadarko Finance Co.
6.750% due 05/01/2011	2,900	2,928

ANZ National International Ltd.
6.200% due 07/19/2013	2,000	1,931

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	195

Bank of America Corp.
4.750% due 08/01/2015	200	167
5.625% due 10/14/2016	2,000	1,700
5.650% due 05/01/2018	44,000	36,795
5.750% due 08/15/2016	500	329
5.750% due 12/01/2017	26,800	22,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

6.000% due 09/01/2017	$10,700	$9,128
8.125% due 12/29/2049	16,300	6,705

Bank of America N.A.
1.777% due 06/23/2010	600	555
1.822% due 05/12/2010	2,000	1,865
6.000% due 10/15/2036	400	266

Bank of Scotland PLC
1.344% due 12/08/2010	10,000	9,223

Bank One Corp.
5.250% due 01/30/2013	100	93

Barclays Bank PLC
6.050% due 12/04/2017	13,000	10,246
7.434% due 09/29/2049	500	208
7.700% due 04/29/2049	300	132

BB&T Corp.
6.500% due 08/01/2011	30	30

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.404% due 01/31/2011	3,500	3,331
1.446% due 11/28/2011	100	96
1.448% due 08/15/2011	200	185
1.486% due 07/19/2010	400	394
1.641% due 11/21/2016	7,500	6,130
5.300% due 10/30/2015	2,400	2,229
5.550% due 01/22/2017	1,000	843
5.700% due 11/15/2014	100	95
6.400% due 10/02/2017	15,800	15,412
6.950% due 08/10/2012	12,700	12,946
7.250% due 02/01/2018	17,150	17,751

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	205

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,485

Block Financial LLC
7.875% due 01/15/2013	13,000	12,822

BNP Paribas
1.484% due 12/09/2016	4,000	3,325
1.716% due 06/04/2010	700	680
5.186% due 06/29/2049	6,200	2,548
7.195% due 06/29/2049	2,225	1,141

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	140

Caelus Re Ltd.
7.511% due 06/07/2011	500	471

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,245	7,216

Caterpillar Financial Services Corp.
1.751% due 06/25/2010	700	655
1.976% due 06/24/2011	5,680	5,350
5.450% due 04/15/2018	2,500	2,150
7.150% due 02/15/2019	4,000	3,667

CIT Group, Inc.
1.358% due 08/17/2009	100	89
1.394% due 06/08/2009	1,600	1,548
1.464% due 07/28/2011	7,500	4,812
1.481% due 02/13/2012	1,000	613
4.750% due 12/15/2010	3,000	2,420

Citigroup Capital XXI
8.300% due 12/21/2057	11,200	5,405

Citigroup Funding, Inc.
1.372% due 10/22/2009	100	94
2.291% due 05/07/2010	100	90

Citigroup, Inc.
1.262% due 12/28/2009	21,900	20,223
1.336% due 05/18/2011	5,000	4,040
1.396% due 05/18/2010	100	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.409% due 03/07/2014	$3,000	$1,871
2.938% due 05/15/2018	600	301
5.000% due 09/15/2014	4,700	3,121
5.250% due 02/27/2012	5,000	4,459
5.300% due 10/17/2012	1,500	1,324
5.500% due 04/11/2013	20,000	17,593
5.625% due 08/27/2012	400	292
5.875% due 05/29/2037	3,000	2,313
6.000% due 02/21/2012	1,190	1,087
6.000% due 08/15/2017	11,860	10,258
6.125% due 11/21/2017	32,025	27,828
6.125% due 05/15/2018	26,200	22,667
6.125% due 08/25/2036	800	431
6.500% due 08/19/2013	7,900	7,269
8.400% due 04/29/2049	5,497	3,113

Commonwealth Bank of Australia
6.024% due 03/29/2049	600	264

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	311

Countrywide Financial Corp.
4.500% due 06/15/2010	1,700	1,572

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	2,450	2,450

Credit Agricole S.A.
1.306% due 05/28/2010	9,600	9,393
6.637% due 05/29/2049	200	60

Credit Suisse New York
5.000% due 05/15/2013	8,000	7,740
6.000% due 02/15/2018	1,800	1,574

Credit Suisse USA, Inc.
1.364% due 06/05/2009	400	399
6.125% due 11/15/2011	100	102

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	5,000	4,926

FIA Card Services N.A.
7.125% due 11/15/2012	145	133

First Union Capital I
7.935% due 01/15/2027	6,000	5,117

First Union Institutional Capital II
7.850% due 01/01/2027	3,910	2,753

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	1,000	669
7.375% due 10/28/2009	3,500	3,139
9.750% due 09/15/2010	1,420	1,169
9.875% due 08/10/2011	6,325	4,791
12.000% due 05/15/2015	500	380

General Electric Capital Corp.
1.308% due 08/15/2011	150	128
1.451% due 06/12/2012	2,200	1,892
1.580% due 09/15/2014	2,600	1,879
1.611% due 01/08/2016	17,000	11,322
1.620% due 02/01/2011	100	91
2.151% due 05/22/2013	400	321
5.450% due 01/15/2013	1,350	1,302
5.625% due 05/01/2018	3,100	2,702
5.875% due 01/14/2038	20,700	14,844
6.375% due 11/15/2067	5,300	2,577
6.750% due 03/15/2032	500	407
6.875% due 01/10/2039	1,100	901

GMAC LLC
6.625% due 05/15/2012	100	55
6.875% due 09/15/2011	50	32

Goldman Sachs Group, Inc.
0.603% due 12/23/2009	700	684
0.613% due 06/23/2009	100	99
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	4,500	3,892
1.522% due 07/22/2015	5,000	3,524
1.677% due 03/22/2016	26,069	17,767

See Accompanying Notes	Annual Report	March 31, 2009	145

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.854% due 01/12/2015	$16,050	$11,863
4.500% due 06/15/2010	250	250
5.250% due 10/15/2013	6,800	6,359
5.350% due 01/15/2016	1,100	976
5.450% due 11/01/2012	7,684	7,404
5.700% due 09/01/2012	1,500	1,457
5.750% due 10/01/2016	1,100	994
5.950% due 01/18/2018	18,000	16,379
6.125% due 02/15/2033	600	502
6.150% due 04/01/2018	18,075	16,549
6.250% due 09/01/2017	4,800	4,458
6.600% due 01/15/2012	2,000	1,999
6.750% due 10/01/2037	2,200	1,493
6.875% due 01/15/2011	4,900	4,954
7.500% due 02/15/2019	7,200	7,202

HBOS Capital Funding LP
6.071% due 06/29/2049	800	192

HBOS PLC
5.375% due 11/29/2049	3,490	1,757
6.750% due 05/21/2018	13,782	10,650

HSBC Bank USA N.A.
7.000% due 01/15/2039	13,800	13,552

HSBC Capital Funding LP
4.610% due 12/29/2049	11,430	4,848
9.547% due 12/29/2049	300	205

HSBC Finance Corp.
1.344% due 01/15/2014	3,000	1,565
1.411% due 03/12/2010	100	89
1.451% due 08/09/2011	1,500	1,022
1.491% due 05/10/2010	140	119
1.670% due 09/14/2012	1,800	1,180

HSBC Holdings PLC
6.500% due 05/02/2036	700	580
6.500% due 09/15/2037	5,400	4,437
6.800% due 06/01/2038	3,800	3,244

International Lease Finance Corp.
4.875% due 09/01/2010	150	110
5.350% due 03/01/2012	5,000	2,808
5.750% due 06/15/2011	2,000	1,300

John Deere Capital Corp.
1.162% due 07/16/2010	5,000	4,906
2.042% due 06/10/2011	900	856

JPMorgan Chase & Co.
0.571% due 06/26/2009	1,000	998
1.256% due 01/17/2011	200	191
1.347% due 06/25/2012	200	169
1.348% due 05/16/2011	100	94
1.625% due 10/02/2009	500	498
4.750% due 03/01/2015	300	286
5.125% due 09/15/2014	100	89
5.250% due 05/01/2015	300	269
6.000% due 01/15/2018	28,000	28,349
6.400% due 05/15/2038	3,300	3,250
6.625% due 03/15/2012	350	342
7.125% due 06/15/2009	100	100
7.900% due 04/29/2049	15,500	9,981

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	9,100	6,235
5.875% due 06/13/2016	3,100	2,905
6.000% due 10/01/2017	600	564

JPMorgan Chase Capital XV
5.875% due 03/15/2035	2,900	1,707

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	1,290	877

JPMorgan Chase Capital XX
6.550% due 09/29/2036	3,400	2,191

JPMorgan Chase Capital XXV
6.800% due 10/01/2037	3,100	2,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyBank N.A.
3.511% due 06/02/2010	$400	$386
5.800% due 07/01/2014	700	586

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	40
6.625% due 01/18/2012 (a)	15,030	1,991
6.875% due 05/02/2018 (a)	3,403	425

Lloyds Banking Group PLC
5.920% due 09/29/2049	5,100	944

Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019	2,000	2,043

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	105	88
1.454% due 02/05/2010	7,300	6,893
1.544% due 09/09/2009	100	98
3.051% due 05/20/2009	300	298
3.472% due 05/12/2010	11,800	11,114
4.250% due 02/08/2010	100	94
5.450% due 02/05/2013	100	82
5.450% due 07/15/2014	7,500	5,692
6.050% due 08/15/2012	5,000	4,294
6.150% due 04/25/2013	14,750	12,414
6.400% due 08/28/2017	8,000	5,751
6.875% due 04/25/2018	37,100	29,079

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,319
7.717% due 02/15/2019	9,000	8,089

Metropolitan Life Global Funding I
1.278% due 05/17/2010	100	94
5.125% due 04/10/2013	3,910	3,575

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	142

Morgan Stanley
1.374% due 01/15/2010	200	191
1.392% due 01/18/2011	600	542
1.574% due 10/15/2015	8,600	6,119
1.592% due 10/18/2016	16,600	11,148
1.648% due 01/09/2012	3,000	2,409
1.698% due 01/09/2014	12,100	8,983
3.338% due 05/14/2010	2,300	2,241
4.750% due 04/01/2014	900	737
5.375% due 10/15/2015	250	226
5.750% due 10/18/2016	5,400	4,925
5.950% due 12/28/2017	6,600	6,009
6.000% due 04/28/2015	2,500	2,365
6.250% due 08/28/2017	25,600	23,814
6.625% due 04/01/2018	28,800	27,525
6.750% due 04/15/2011	6,000	6,009

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	4,525	3,036

National Australia Bank Ltd.
1.691% due 02/08/2010	50	50
5.350% due 06/12/2013	12,200	11,825

National City Bank
1.382% due 06/18/2010	1,500	1,434
1.654% due 06/07/2017	2,600	1,608

National City Bank of Kentucky
6.300% due 02/15/2011	1,000	983

National City Corp.
1.490% due 06/16/2010	1,000	937

Pacific Life Global Funding
5.150% due 04/15/2013	500	472

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	2,000	1,741

PNC Bank N.A.
1.634% due 08/05/2009	4,000	3,989

Preferred Term Securities XII Ltd.
1.866% due 03/24/2034	94	39

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Principal Life Income Funding Trusts
5.300% due 04/24/2013	$500	$460

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	993

Rabobank Capital Funding II
5.260% due 12/29/2049	3,250	1,464

Rabobank Capital Funding Trust
5.254% due 12/29/2049	28,874	13,048

RBS Capital Trust III
5.512% due 09/29/2049	1,200	480

Regions Financial Corp.
1.396% due 06/26/2012	3,500	2,861

Resona Bank Ltd.
5.850% due 09/29/2049	300	153

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	14,000	6,167
7.648% due 08/29/2049	2,000	901
9.118% due 03/31/2049	480	235

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,500	6,334

SLM Corp.
1.389% due 10/25/2011	1,000	576
4.500% due 07/26/2010	3,000	2,251
5.000% due 10/01/2013	1,000	532
8.450% due 06/15/2018	9,205	4,979

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	1,500	1,218

State Street Bank and Trust Co.
1.484% due 12/08/2015	7,500	5,187

State Street Capital Trust III
8.250% due 03/15/2042	2,400	1,422

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	190

Swedbank AB
2.800% due 02/10/2012	4,000	4,017

Teco Finance, Inc.
6.572% due 11/01/2017	123	96
6.750% due 05/01/2015	200	168

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	2,500	2,178

U.S. Bancorp
0.552% due 04/28/2009	100	100

UBS AG
1.115% due 07/23/2009	1,580	1,572
2.219% due 06/19/2010	600	566
5.750% due 04/25/2018	3,000	2,515

UBS Preferred Funding Trust V
6.243% due 05/29/2049	800	219

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	89

USB Capital IX
6.189% due 04/15/2049	975	385

Ventas Realty LP
6.750% due 06/01/2010	200	201

Wachovia Bank N.A.
1.650% due 03/15/2016	13,500	8,089
2.138% due 05/14/2010	17,800	17,205
5.000% due 08/15/2015	300	256
6.600% due 01/15/2038	1,250	992
7.800% due 08/18/2010	30	30

Wachovia Capital Trust V
7.965% due 06/01/2027	1,300	865

Wachovia Corp.
1.224% due 10/15/2011	3,200	2,839

146	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.255% due 04/23/2012	$1,300	$1,118
1.311% due 12/01/2009	600	591
1.590% due 06/15/2017	15,100	8,935
5.500% due 05/01/2013	5,500	5,078
5.700% due 08/01/2013	100	94
5.750% due 06/15/2017	500	447
5.750% due 02/01/2018	548	487

Wachovia Mortgage FSB
1.281% due 05/08/2009	300	300

Wells Fargo & Co.
1.287% due 03/23/2010	75	73
1.384% due 10/28/2015	8,000	5,656
1.397% due 09/23/2009	600	593
1.454% due 01/12/2011	600	550
4.375% due 01/31/2013	5,200	4,853
5.625% due 12/11/2017	17,200	15,730
7.980% due 02/28/2049	8,000	3,765

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,800	2,762
4.750% due 02/09/2015	5,840	4,995
5.950% due 08/26/2036	400	296
6.450% due 02/01/2011	30	29

Wells Fargo Capital X
5.950% due 12/15/2036	2,700	1,827

Wells Fargo Capital XIII
7.700% due 12/29/2049	22,600	10,776

Western Financial Bank
9.625% due 05/15/2012	6,300	6,296

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	193

		1,123,279

INDUSTRIALS 26.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	478

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	299

Altria Group, Inc.
9.250% due 08/06/2019	22,600	24,221
9.700% due 11/10/2018	3,000	3,273
10.200% due 02/06/2039	10,000	10,249

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	45	40
7.858% due 10/01/2011	50	40

Amgen, Inc.
5.850% due 06/01/2017	6,500	6,671
6.150% due 06/01/2018	3,200	3,387
6.400% due 02/01/2039	7,000	6,760
6.900% due 06/01/2038	13,195	13,607

Apache Corp.
6.000% due 01/15/2037	1,100	1,066

Barrick Gold Corp.
5.800% due 11/15/2034	100	78
6.950% due 04/01/2019	25,200	25,366

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	30

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	43,200	43,880

Black & Decker Corp.
8.950% due 04/15/2014 (b)	4,000	3,952

Burlington Northern Santa Fe Corp.
6.750% due 03/15/2029	600	589

Canadian National Railway Co.
4.400% due 03/15/2013	80	81
5.550% due 05/15/2018	500	513
6.375% due 11/15/2037	1,600	1,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	$100	$96
5.850% due 02/01/2035	200	141
5.900% due 02/01/2018	5,000	4,487
6.000% due 08/15/2016	1,600	1,476
6.750% due 02/01/2039	4,100	3,259

Cardinal Health, Inc.
1.705% due 10/02/2009	200	197
5.500% due 06/15/2013	5,000	4,828

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	154

Chesapeake Energy Corp.
7.625% due 07/15/2013	50	46

Cisco Systems, Inc.
5.900% due 02/15/2039	10,000	9,231

CODELCO, Inc.
6.150% due 10/24/2036	100	93
7.500% due 01/15/2019	6,200	7,061

Colorado Interstate Gas Co.
6.800% due 11/15/2015	991	934

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	107

Comcast Cable Communications LLC
6.875% due 06/15/2009	12,000	12,077
8.875% due 05/01/2017	35	38

Comcast Corp.
5.875% due 02/15/2018	27,100	25,815
5.900% due 03/15/2016	2,900	2,806
6.450% due 03/15/2037	3,300	2,896
7.050% due 03/15/2033	100	93

ConocoPhillips
5.200% due 05/15/2018	2,500	2,481

Continental Airlines, Inc.
6.503% due 06/15/2011	100	88

Covidien International Finance S.A.
6.550% due 10/15/2037	100	99

CSX Corp.
5.300% due 02/15/2014	250	234

CVS Caremark Corp.
1.561% due 06/01/2010	10,678	10,293

Daimler Finance North America LLC
1.634% due 08/03/2009	2,500	2,482
5.750% due 09/08/2011	2,000	1,892
5.875% due 03/15/2011	3,050	2,921
6.500% due 11/15/2013	4,300	3,901
7.300% due 01/15/2012	100	96

DCP Midstream LLC
5.375% due 10/15/2015	100	82

Delta Air Lines, Inc.
6.619% due 03/18/2011	93	84
7.379% due 05/18/2010	33	31

Devon Energy Corp.
6.300% due 01/15/2019	10,000	9,781
7.950% due 04/15/2032	11,400	11,849

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	308

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	4,810
8.375% due 06/15/2032	1,170	1,120

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,042
6.500% due 04/15/2018	7,000	6,146

EnCana Corp.
4.750% due 10/15/2013	100	96
5.900% due 12/01/2017	18,500	17,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 08/15/2034	$100	$83
6.500% due 02/01/2038	5,500	4,749

Energy Transfer Partners LP
5.950% due 02/01/2015	4,000	3,632
6.000% due 07/01/2013	3,330	3,152
6.125% due 02/15/2017	6,000	5,364
6.700% due 07/01/2018	4,500	4,083
7.500% due 07/01/2038	2,800	2,313
9.700% due 03/15/2019	27,500	29,255

Enterprise Products Operating LLC
5.000% due 03/01/2015	200	172
6.500% due 01/31/2019	11,000	10,132

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	198
9.500% due 06/01/2031	200	150

Gaz Capital S.A.
7.288% due 08/16/2037	2,000	1,300
7.510% due 07/31/2013	5,000	4,384
8.625% due 04/28/2034	200	181

Gazprom International S.A.
7.201% due 02/01/2020	75	67

General Electric Co.
5.250% due 12/06/2017	40,000	37,080

General Mills, Inc.
5.700% due 02/15/2017	200	206

Georgia-Pacific LLC
7.000% due 01/15/2015	100	94
7.125% due 01/15/2017	700	651

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	12,700	13,059
6.375% due 05/15/2038	22,543	22,871

Hewlett-Packard Co.
1.371% due 03/01/2012	100	95
1.380% due 06/15/2010	100	100

Hospira, Inc.
6.050% due 03/30/2017	100	89

Humana, Inc.
6.450% due 06/01/2016	5,200	4,375
7.200% due 06/15/2018	10,000	8,469

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	142

International Business Machines Corp.
1.764% due 07/28/2011	5,700	5,620
7.625% due 10/15/2018	1,000	1,150
8.375% due 11/01/2019	30	36

Kellogg Co.
5.125% due 12/03/2012	100	106

Kern River Funding Corp.
4.893% due 04/30/2018	57	55

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	189
5.950% due 02/15/2018	15,900	14,510
6.000% due 02/01/2017	200	188
7.125% due 03/15/2012	5,078	5,200
7.750% due 03/15/2032	2,000	1,879
9.000% due 02/01/2019	28,235	30,239

Kraft Foods, Inc.
1.728% due 08/11/2010	3,100	3,018
6.500% due 08/11/2017	300	310

Kroger Co.
5.500% due 02/01/2013	200	205

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	3,495

Monsanto Co.
5.125% due 04/15/2018	1,000	1,012
5.875% due 04/15/2038	800	772

See Accompanying Notes	Annual Report	March 31, 2009	147

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	$10,000	$8,502

Newmont Mining Corp.
5.875% due 04/01/2035	100	77

Norfolk Southern Corp.
5.750% due 04/01/2018	100	100
7.250% due 02/15/2031	100	102

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	121

Northwest Pipeline GP
5.950% due 04/15/2017	200	187

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	10,000	10,175

Nucor Corp.
5.850% due 06/01/2018	1,000	1,001

Oracle Corp.
1.294% due 05/14/2010	900	894
5.750% due 04/15/2018	300	314

PepsiCo, Inc.
7.900% due 11/01/2018	20,000	24,634

Petroleos Mexicanos
8.000% due 05/03/2019	7,900	7,742

Pfizer, Inc.
5.350% due 03/15/2015	5,000	5,287
6.200% due 03/15/2019	44,000	47,014
7.200% due 03/15/2039	10,000	10,903

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,544
6.375% due 05/16/2038	2,700	2,627

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,192

President and Fellows of Harvard College
6.000% due 01/15/2019	5,000	5,389

Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,019

Reynolds American, Inc.
7.750% due 06/01/2018	100	88

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	3,000	2,694
6.500% due 07/15/2018	10,000	8,768

Roche Holdings, Inc.
3.249% due 02/25/2011	6,000	5,993
6.000% due 03/01/2019	48,700	50,256

Rockies Express Pipeline LLC
6.250% due 07/15/2013	22,545	22,149
6.850% due 07/15/2018	29,200	28,754

Rogers Communications, Inc.
6.750% due 03/15/2015	8,040	7,921
6.800% due 08/15/2018	1,300	1,302

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	4,677

Ryder System, Inc.
6.000% due 03/01/2013	3,000	2,693

Southern Co.
1.951% due 08/20/2010	5,400	5,395

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	5,961
8.000% due 03/01/2032	758	692

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,466

Suncor Energy, Inc.
6.100% due 06/01/2018	5,000	4,272
6.500% due 06/15/2038	920	667
6.850% due 06/01/2039	4,500	3,414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	$45	$42

Target Corp.
6.000% due 01/15/2018	1,000	1,007
7.000% due 01/15/2038	9,885	9,298

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	343
7.500% due 04/01/2017	800	775
7.625% due 04/01/2037	1,000	869
8.000% due 02/01/2016	6,600	6,633

Time Warner Cable, Inc.
5.850% due 05/01/2017	9,240	8,298
6.550% due 05/01/2037	840	710
7.300% due 07/01/2038	1,500	1,361
8.250% due 04/01/2019	5,000	5,148

Time Warner, Inc.
6.750% due 04/15/2011	25	25

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	10,977
7.250% due 08/15/2038	15,000	14,081

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	31

Transocean, Inc.
6.000% due 03/15/2018	14,500	13,687

Transocean Ltd.
6.800% due 03/15/2038	5,000	4,412

Union Pacific Corp.
6.625% due 02/01/2029	50	48
7.875% due 01/15/2019	2,000	2,211

United Airlines, Inc.
10.125% due 03/22/2015 (a)	78	35

UnitedHealth Group, Inc.
1.407% due 06/21/2010	1,000	966
6.000% due 02/15/2018	13,200	12,712
6.625% due 11/15/2037	10,000	8,332

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,233
6.250% due 01/23/2017	100	99
8.250% due 01/17/2034	1,700	1,693

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,000	1,096
6.200% due 04/15/2038	10,250	10,409
6.875% due 08/10/2009	30	31

Walt Disney Co.
6.375% due 03/01/2012	100	108

WEA Finance LLC
5.700% due 10/01/2016	100	75

WellPoint, Inc.
4.250% due 12/15/2009	100	100
6.000% due 02/15/2014	2,000	2,004
7.000% due 02/15/2019	5,200	5,216

Williams Cos., Inc.
8.750% due 01/15/2020	19,760	19,695

XTO Energy, Inc.
5.500% due 06/15/2018	5,800	5,401
6.100% due 04/01/2036	100	85
6.250% due 08/01/2017	10,000	9,774
6.375% due 06/15/2038	8,500	7,606
6.500% due 12/15/2018	3,000	2,988
7.500% due 04/15/2012	100	105

Yum! Brands, Inc.
6.875% due 11/15/2037	200	166
8.875% due 04/15/2011	140	149

		996,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 20.6%

Alabama Power Co.
6.000% due 03/01/2039	$7,000	$6,921

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	8,900	8,935

Appalachian Power Co.
5.000% due 06/01/2017	4,000	3,484
5.650% due 08/15/2012	300	299
7.000% due 04/01/2038	3,400	3,008
7.950% due 01/15/2020	28,870	29,689

AT&T Corp.
7.300% due 11/15/2011	447	481
8.000% due 11/15/2031	48,300	52,680

AT&T, Inc.
5.100% due 09/15/2014	300	302
5.600% due 05/15/2018	3,000	2,925
5.800% due 02/15/2019	34,000	33,353
6.300% due 01/15/2038	5,000	4,411
6.450% due 06/15/2034	1,000	904
6.500% due 09/01/2037	500	453

AT&T Mobility LLC
6.500% due 12/15/2011	50	53

BellSouth Corp.
5.200% due 09/15/2014	300	302
5.200% due 12/15/2016	100	98

British Telecommunications PLC
8.625% due 12/15/2010	100	104
9.125% due 12/15/2030	2,000	1,824

Bruce Mansfield Unit
6.850% due 06/01/2034	100	75

CenturyTel, Inc.
8.375% due 10/15/2010	100	101

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	200	178

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,787
6.650% due 04/01/2019	20,000	20,651
6.750% due 04/01/2038	7,300	7,180
7.125% due 12/01/2018	11,500	12,256

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	98

Consumers Energy Co.
5.000% due 02/15/2012	100	100
5.375% due 04/15/2013	100	100
5.500% due 08/15/2016	6,780	6,557
6.700% due 09/15/2019	21,550	22,355

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	15,628	15,726
8.500% due 06/15/2010	330	345
8.750% due 06/15/2030	14,100	15,120

Dominion Resources, Inc.
2.366% due 06/17/2010	770	748
6.400% due 06/15/2018	5,950	5,946

Duke Energy Carolinas LLC
5.750% due 11/15/2013	5,000	5,334
6.000% due 01/15/2038	3,700	3,709
6.050% due 04/15/2038	3,700	3,734
6.450% due 10/15/2032	200	208
7.000% due 11/15/2018	4,000	4,602

Duke Energy Corp.
6.300% due 02/01/2014	10,000	10,253

Duke Energy Ohio, Inc.
5.450% due 04/01/2019	14,000	14,153

EDF S.A.
6.500% due 01/26/2019	19,150	19,767
6.950% due 01/26/2039	8,500	8,465

148	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Energy East Corp.
6.750% due 07/15/2036	$100	$68

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	99

Entergy Louisiana LLC
5.560% due 09/01/2015	50	45

Entergy Texas, Inc.
7.125% due 02/01/2019	3,000	2,940

FirstEnergy Corp.
7.375% due 11/15/2031	4,800	3,921

Florida Power & Light Co.
5.850% due 05/01/2037	1,800	1,804
5.950% due 02/01/2038	2,300	2,337

Florida Power Corp.
5.650% due 06/15/2018	5,951	6,216
6.400% due 06/15/2038	3,000	3,150

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	410
7.875% due 12/15/2015	15,475	17,502

France Telecom S.A.
8.500% due 03/01/2031	4,900	6,204

Georgia Power Co.
5.950% due 02/01/2039	4,000	3,954

Indiana Michigan Power Co.
7.000% due 03/15/2019	2,000	1,957

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	154

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	134

Jersey Central Power & Light Co.
7.350% due 02/01/2019	2,100	2,150

Kentucky Power Co.
6.000% due 09/15/2017	200	184

Nevada Power Co.
6.500% due 05/15/2018	650	624

NGPL PipeCo. LLC
6.514% due 12/15/2012	16,037	15,337
7.119% due 12/15/2017	45,180	41,499
7.768% due 12/15/2037	3,000	2,626

NiSource Finance Corp.
7.875% due 11/15/2010	100	98

Ohio Edison Co.
5.450% due 05/01/2015	100	92

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	100	100

Ohio Power Co.
1.605% due 04/05/2010	5,200	5,080

Oncor Electric Delivery Co.
6.800% due 09/01/2018	20,300	19,943
7.000% due 09/01/2022	3,240	3,031
7.250% due 01/15/2033	3,000	2,782

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	507
6.050% due 03/01/2034	300	295
6.350% due 02/15/2038	6,900	6,961
8.250% due 10/15/2018	14,555	17,187

Pacificorp
5.500% due 01/15/2019	17,000	17,441
6.000% due 01/15/2039	20,295	20,148

PG&E Corp.
5.750% due 04/01/2014	27,400	27,646

Progress Energy, Inc.
1.544% due 01/15/2010	5,000	4,970

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.850% due 04/15/2012	$200	$208
7.100% due 03/01/2011	94	97

PSEG Power LLC
6.950% due 06/01/2012	2,100	2,151

Public Service Co. of Colorado
5.800% due 08/01/2018	7,800	8,226
6.500% due 08/01/2038	3,400	3,667

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	141

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	303

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	194

Qwest Corp.
4.570% due 06/15/2013	100	86

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	8	7

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	4,200	3,469

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Southern California Edison Co.
5.000% due 01/15/2014	200	210
5.500% due 08/15/2018	12,000	12,436
5.950% due 02/01/2038	5,900	5,874
6.050% due 03/15/2039	7,000	7,017

Sprint Capital Corp.
6.375% due 05/01/2009	2,000	2,000
8.375% due 03/15/2012	500	453

Telecom Italia Capital S.A.
1.752% due 07/18/2011	2,200	1,904
4.000% due 01/15/2010	200	197
5.250% due 11/15/2013	100	90
5.250% due 10/01/2015	5,000	4,222
6.999% due 06/04/2018	6,000	5,448
7.721% due 06/04/2038	7,500	6,262

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	103
6.221% due 07/03/2017	12,600	12,936
7.045% due 06/20/2036	10,000	10,323

TELUS Corp.
8.000% due 06/01/2011	30	31

Toledo Edison Co.
6.150% due 05/15/2037	200	141

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	25,510
6.350% due 04/01/2019	18,700	18,512
6.900% due 04/15/2038	1,000	972
8.750% due 11/01/2018	14,300	16,392
8.950% due 03/01/2039	6,000	6,925

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	205

Verizon New England, Inc.
6.500% due 09/15/2011	200	207

Verizon Wireless Capital LLC
5.550% due 02/01/2014	11,100	11,126

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	507
5.400% due 04/30/2018	1,700	1,705
5.950% due 09/15/2017	300	313
6.000% due 05/15/2037	1,000	963
6.350% due 11/30/2037	4,600	4,641
8.875% due 11/15/2038	18,000	22,106

Vodafone Group PLC
5.625% due 02/27/2017	11,000	10,921
6.150% due 02/27/2037	8,500	8,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 02/15/2010	$30	$31

		786,844

Total Corporate Bonds & Notes (Cost $3,020,636)		2,907,014

CONVERTIBLE BONDS & NOTES 0.1%

ERP Operating LP
3.850% due 08/15/2026	200	178

Transocean Ltd.
1.625% due 12/15/2037	5,000	4,618

Total Convertible Bonds & Notes (Cost $4,678)		4,796

MUNICIPAL BONDS & NOTES 0.9%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	1,050	828

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	16,500	16,477

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	2,400	2,297

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	1,900	1,959

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	2,300	2,241

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,500	1,360

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	1,300	1,447

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	1,000	1,057
8.190% due 10/01/2031	2,300	2,510

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	2,600	2,501

Total Municipal Bonds & Notes (Cost $29,653)		32,677

U.S. GOVERNMENT AGENCIES 28.7%

Fannie Mae
5.500% due 12/01/2037 - 04/01/2039	666,000	691,287
6.000% due 04/01/2039 - 05/01/2039	350,200	365,104

Freddie Mac
5.500% due 04/01/2039	35,000	36,318

Total U.S. Government Agencies (Cost $1,084,877)		1,092,709

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	8,062	7,745
2.375% due 01/15/2025	18,928	19,720

Total U.S. Treasury Obligations (Cost $24,277)		27,465

See Accompanying Notes	Annual Report	March 31, 2009	149

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$110	$71

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		280	221

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		156	85

Merrill Lynch Mortgage Investors, Inc.
4.981% due 05/25/2033		91	86

Structured Adjustable Rate Mortgage Loan Trust
4.623% due 03/25/2034		93	66

Total Mortgage-Backed Securities (Cost $572)			529

ASSET-BACKED SECURITIES 0.8%

Chase Issuance Trust
2.820% due 09/15/2015		11,500	10,536

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		800	748
2.176% due 05/15/2012		2,000	1,880

MBNA Credit Card Master Note Trust
0.596% due 05/15/2013		500	472

SLM Student Loan Trust
2.659% due 04/25/2023		16,851	16,561

Total Asset-Backed Securities (Cost $31,287)			30,197

SOVEREIGN ISSUES 0.2%

Croatia Government International Bond
2.500% due 07/30/2010		10	10

Korea Development Bank
4.750% due 07/20/2009		300	299

Mexico Government International Bond
5.950% due 03/19/2019		7,900	7,742

South Africa Government International Bond
7.375% due 04/25/2012		90	93

Total Sovereign Issues (Cost $8,289)			8,144

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	1,212
4.375% due 04/26/2016		2,000	864
4.875% due 03/15/2067		1,700	192
8.000% due 05/22/2038		2,000	292

BAT International Finance PLC
3.625% due 06/29/2012		325	430

Bear Stearns Cos. LLC
1.806% due 09/26/2013		500	582

BNP Paribas
7.781% due 06/29/2049		7,000	5,301

Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 07/30/2049		4,600	1,681

CIT Group, Inc.
4.250% due 09/22/2011		8,000	6,643
5.000% due 05/13/2014		2,000	1,368

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,403	$621

Citigroup, Inc.
1.698% due 06/28/2013	EUR	300	273
2.239% due 02/09/2016		1,000	827

Credit Logement S.A.
4.604% due 03/29/2049		300	134

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	148

Fortis Bank S.A.
6.500% due 09/29/2049		9,000	4,185

General Electric Capital Corp.
5.500% due 09/15/2067		10,000	5,514
6.500% due 09/15/2067	GBP	500	309

Goldman Sachs Group, Inc.
2.465% due 01/30/2017	EUR	1,100	994

HSBC Capital Funding LP
8.030% due 12/29/2049		100	74

HSBC Holdings PLC
5.375% due 12/20/2012		60	79

Intesa Sanpaolo SpA
8.047% due 06/29/2049		6,200	4,283

JPMorgan Chase & Co.
6.125% due 05/30/2017	GBP	3,550	4,611

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	667

Morgan Stanley
2.148% due 11/29/2013	EUR	1,000	969
2.501% due 05/02/2014		2,000	1,896

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		400	282

RBS Capital Trust A
6.467% due 12/29/2049		325	177

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	41

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	997

SLM Corp.
1.850% due 12/15/2010		1,500	1,238
2.604% due 04/26/2011		1,279	969

Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049		350	257

Telefonica Europe BV
5.125% due 02/14/2013		325	446

Wachovia Corp.
2.201% due 08/01/2011		2,400	2,867

Total Foreign Currency-Denominated Issues (Cost $62,987)			51,423

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		15,100	82

Bank of America Corp.
7.250% due 12/31/2049		14,700	6,240

Citigroup, Inc.
6.500% due 12/31/2049 (a)		25,000	684

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	15,500	$7,424

Total Convertible Preferred Stocks (Cost $21,433)		14,430

PREFERRED STOCKS 0.0%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049	4,000	46

SLM Corp.
2.090% due 03/15/2017	21,400	173

Total Preferred Stocks (Cost $341)		219

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.5%

CERTIFICATES OF DEPOSIT 0.1%

Bank of Ireland
0.561% due 02/26/2010	$1,100	1,051

UBS AG
2.158% due 07/01/2010	3,900	3,899

		4,950

REPURCHASE AGREEMENTS 0.8%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	30,100	30,100
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $30,550. Repurchase proceeds are $30,100.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	1,628	1,628
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,664. Repurchase proceeds are $1,628.)

		31,728

U.S. TREASURY BILLS 0.6%
0.161% due 04/02/2009 - 06/11/2009 (c)(f)	21,320	21,318

Total Short-Term Instruments (Cost $58,028)		57,996

PURCHASED OPTIONS (j) 0.1%
(Cost $889)		3,538

Total Investments 129.3% (Cost $5,047,453)		$4,930,072

Written Options (k) (0.2%) (Premiums $5,267)		(6,866)

Other Assets and Liabilities (Net) (29.1%)		(1,109,800)

Net Assets 100.0%		$3,813,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.

150	PIMCO Funds	See Accompanying Notes

March 31, 2009

(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Investment Grade Corporate Bond Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $19,418 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $1,846 at a weighted average interest rate of 2.528%. On March 31, 2009, there were no open reverse repurchase agreements.
(h)	Cash of $6,223 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	874	$531
90-Day Euribor September Futures	Long	09/2010	685	164
90-Day Eurodollar December Futures	Long	12/2009	50	289
90-Day Eurodollar December Futures	Long	12/2010	545	240
90-Day Eurodollar June Futures	Long	06/2010	1,599	5,800
U.S. Treasury 2-Year Note June Futures	Long	06/2009	37	59
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	250	15
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2011	350	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	103	120
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,027	(51)

				$7,123

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000%	)	12/20/2018	2.828%	$1,600	$217	$0	$217
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%	3,000	(44)	0	(44)
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.000%	36,000	0	0	0
Bank of America Corp.	GSC	(2.100%	)	03/20/2014	3.953%	8,300	586	0	586
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	2.250%	4,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	10,000	(122)	0	(122)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	3,000	12	0	12
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.761%	5,000	35	0	35
CenturyTel, Inc.	JPM	(0.355%	)	06/20/2010	0.845%	100	1	0	1
Chesapeake Energy Corp.	CITI	(1.170%	)	12/20/2011	5.826%	200	22	0	22
Citigroup, Inc.	BCLY	(3.100%	)	03/20/2014	6.258%	3,600	413	0	413
Citigroup, Inc.	BNP	(2.830%	)	03/20/2014	6.258%	11,300	1,408	0	1,408
Citigroup, Inc.	GSC	(2.810%	)	03/20/2014	6.258%	15,000	1,880	0	1,880
Dominion Resources, Inc.	BOA	(0.780%	)	06/20/2018	0.670%	5,950	(54)	0	(54)
Ford Motor Co.	DUB	(5.000%	)	06/20/2013	48.833%	1,000	678	175	503
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	2.615%	200	10	0	10
GMAC LLC	DUB	(2.500%	)	09/20/2011	20.435%	300	94	0	94
Humana, Inc.	BOA	(1.440%	)	06/20/2018	3.790%	10,000	1,524	0	1,524
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	2,000	343	0	343
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	2,000	8	0	8
Merrill Lynch & Co., Inc.	BNP	(2.500%	)	03/20/2014	5.607%	1,600	185	0	185
Merrill Lynch & Co., Inc.	CITI	(2.650%	)	03/20/2014	5.607%	5,000	549	0	549
Merrill Lynch & Co., Inc.	HSBC	(2.650%	)	03/20/2014	5.607%	3,700	407	0	407
Merrill Lynch & Co., Inc.	RBS	(2.600%	)	03/20/2014	5.607%	5,000	559	0	559
Morgan Stanley	BCLY	(4.000%	)	03/20/2014	3.852%	2,600	(22)	0	(22)
New York Times Co.	CITI	(5.350%	)	12/20/2013	5.750%	3,000	39	0	39
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	2.750%	10,000	782	0	782
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	2,000	(10)	0	(10)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	6.618%	7,000	1,634	0	1,634
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	3,000	21	0	21
Time Warner, Inc.	JPM	(2.200%	)	06/20/2019	2.170%	5,000	(14)	0	(14)

							$11,141	$175	$10,966

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	JPM	1.100%	09/20/2010	1.121%	$300	$0	$0	$0
American Express Co.	JPM	2.750%	03/20/2014	6.308%	3,000	(386)	0	(386)
American International Group, Inc.	CITI	1.550%	03/20/2013	22.909%	1,000	(435)	0	(435)
American International Group, Inc.	DUB	0.890%	12/20/2012	23.398%	100	(44)	0	(44)
American International Group, Inc.	DUB	0.900%	12/20/2012	23.398%	300	(132)	0	(132)

See Accompanying Notes	Annual Report	March 31, 2009	151

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	JPM	0.350%	06/20/2010	33.149%	$50	$(15)	$0	$(15)
American International Group, Inc.	JPM	2.062%	03/20/2013	22.909%	1,000	(425)	0	(425)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	3.772%	5,000	(499)	0	(499)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	20,000	272	0	272
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	25,000	613	0	613
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	15,000	321	0	321
Citigroup, Inc.	MSC	0.280%	09/20/2012	6.711%	700	(125)	0	(125)
Comcast Corp.	BCLY	1.610%	12/20/2013	1.580%	7,000	13	0	13
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.685%	100	0	0	0
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	14.992%	300	(59)	0	(59)
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	18.621%	100	(14)	0	(14)
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	14.390%	5,000	(1,294)	0	(1,294)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	4.651%	300	(31)	0	(31)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	7.906%	600	(123)	0	(123)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	7.440%	4,000	(397)	0	(397)
General Electric Capital Corp.	BNP	4.750%	12/20/2013	7.440%	1,500	(134)	0	(134)
General Electric Capital Corp.	BNP	3.900%	03/20/2014	7.360%	10,000	(1,197)	0	(1,197)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	4,800	(62)	0	(62)
General Electric Capital Corp.	CITI	1.310%	03/20/2013	7.751%	1,000	(191)	0	(191)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	7.751%	2,425	(41)	0	(41)
General Electric Capital Corp.	CITI	4.200%	03/20/2014	7.360%	10,000	(1,091)	0	(1,091)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	7.906%	4,000	(771)	0	(771)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	2,000	(178)	0	(178)
General Electric Capital Corp.	GSC	5.700%	12/20/2013	7.440%	5,000	(283)	0	(283)
General Electric Capital Corp.	MLP	0.300%	06/20/2010	9.761%	200	(21)	0	(21)
GMAC LLC	CSFB	3.740%	09/20/2009	27.916%	200	(21)	0	(21)
GMAC LLC	DUB	1.500%	09/20/2009	27.916%	500	(58)	0	(58)
GMAC LLC	JPM	1.840%	06/20/2012	19.205%	500	(184)	0	(184)
International Game Technology	CSFB	0.350%	03/20/2010	1.650%	200	(2)	0	(2)
Kinder Morgan Energy Partners LP	BCLY	3.350%	12/20/2013	1.626%	4,000	303	0	303
Kinder Morgan Energy Partners LP	BCLY	4.100%	12/20/2013	1.626%	3,000	326	0	326
Kinder Morgan Energy Partners LP	MLP	4.300%	12/20/2013	1.626%	5,000	586	0	586
Lennar Corp.	MLP	8.000%	06/20/2012	5.758%	100	6	0	6
Liz Claiborne, Inc.	GSC	5.000%	06/20/2012	9.020%	100	(10)	(20)	10
MetLife, Inc.	DUB	2.073%	03/20/2013	8.943%	1,000	(197)	0	(197)
Mexico Government International Bond	DUB	2.300%	12/20/2009	2.497%	12,500	64	0	64
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.497%	8,500	52	0	52
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	4,000	48	0	48
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	9,000	115	0	115
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	2.199%	8,000	524	0	524
Republic of Korea Government Bond	BCLY	3.350%	12/20/2009	3.438%	5,000	3	0	3
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	6,000	7	0	7
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	5,000	20	0	20
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.438%	2,000	6	0	6
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.438%	9,000	39	0	39
Rio Tinto Finance USA Ltd.	RBS	5.300%	12/20/2013	7.250%	5,000	(339)	0	(339)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	4,000	(1,477)	(690)	(787)
SLM Corp.	BCLY	5.000%	03/20/2014	24.944%	5,000	(1,853)	(525)	(1,328)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	10,000	(3,694)	(1,050)	(2,644)
SLM Corp.	DUB	5.000%	03/20/2010	42.889%	3,700	(983)	(139)	(844)
Transocean, Inc.	BCLY	2.900%	12/20/2013	1.583%	3,000	174	0	174
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	2.667%	500	(25)	0	(25)
Williams Cos., Inc.	DUB	3.770%	12/20/2013	2.286%	5,000	318	0	318

						$(12,981)	$(2,424)	$(10,557)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 5-Year Index	GSC	(0.600%	)	12/20/2012	$1,366	$96	$96	$0
CDX.IG-11 5-Year Index	DUB	(1.500%	)	12/20/2013	86,600	3,126	3,145	(19)

						$3,222	$3,241	$(19)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	$900	$(303)	$(152)	$(151)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

152	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	87,400	$584	$(33)	$617
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	1,411	0	1,411
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	2,464	(59)	2,523
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,100	58	36	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	106	(15)	121
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	22	(3)	25
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		400	13	(4)	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		164,100	8,182	3,569	4,613
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		400	20	14	6
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CSFB		5,200	418	413	5
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	61,000	436	512	(76)
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	1,682	5	1,677
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	314	6	308
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	203	(64)	267
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	DUB		25,700	1,192	99	1,093
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	507	(85)	592
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(23)	(23)	0
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	478	(94)	572
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	3,686	265	3,421
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(492)	0	(492)
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	HSBC		8,300	834	428	406
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	19	(10)	29
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		49,000	6,482	(105)	6,587
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		45,300	5,992	573	5,419
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	9	(4)	13
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(207)	(66)	(141)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	13	9	4
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	1,022	200	822
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	80	17	63

							$35,505	$5,581	$29,924

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$490
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	382
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	228
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	447
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	309
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	805
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	459

							$518	$3,120

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	200	$10	$16
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	25
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	8
Put - OTC EUR versus USD		1.372	06/03/2010		100	5	12
Call - OTC USD versus JPY	JPY	106.000	03/31/2010		$18,300	341	357

						$371	$418

See Accompanying Notes	Annual Report	March 31, 2009	153

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	216	$158	$148
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	107	24	26
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	323	367	69
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	18	6	4

				$555	$247

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	12,900	$140	$212
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		12,900	136	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$46,000	377	74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		2,500	67	417
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		19,000	98	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		19,000	99	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		12,000	110	19
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		6,000	56	10
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		12,000	61	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		12,000	62	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		100,400	429	162
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,800	48	300
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009		45,000	945	2,616
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,100	30	183
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		2,400	72	373
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		21,000	19	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		21,000	107	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		91,900	844	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		3,500	84	320
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,900	107	650
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		2,500	73	388

								$3,964	$5,879

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC USD versus JPY	JPY	80.000	03/31/2010	$18,300	$325	$291

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$689	$331	$448
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	16,000	92	1

				$423	$449

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	40	$25,200	EUR	0	$639
Sales	5,842	545,589		25,800	8,136
Closing Buys	(3,960)	(58,800)		0	(2,380)
Expirations	(1,258)	(54,000)		0	(1,128)
Exercised	0	0		0	0

Balance at 03/31/2009	664	$457,989	EUR	25,800	$5,267

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$8,800	$8,980	$9,112

154	PIMCO Funds	See Accompanying Notes

March 31, 2009

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	14,540	04/2009	$0	$(850)	$(850)
Buy		UBS	4,231	05/2009	0	(29)	(29)
Buy	BRL	HSBC	1,140	06/2009	9	0	9
Buy		RBC	1,931	06/2009	0	(195)	(195)
Sell		UBS	3,290	06/2009	0	(3)	(3)
Sell	CLP	CITI	27,495	05/2009	1	0	1
Buy		HSBC	27,495	05/2009	5	0	5
Buy		CITI	27,495	11/2009	0	(1)	(1)
Buy	CNY	BCLY	1,473	05/2009	3	0	3
Sell		HSBC	1,473	05/2009	0	(3)	(3)
Buy		BCLY	3,437	07/2009	0	(29)	(29)
Sell		BCLY	37,702	07/2009	0	(106)	(106)
Buy		DUB	8,959	07/2009	0	(76)	(76)
Buy		HSBC	9,794	07/2009	0	(66)	(66)
Buy		JPM	15,512	07/2009	0	(126)	(126)
Buy		CITI	689	09/2009	1	0	1
Sell		DUB	689	09/2009	0	(3)	(3)
Sell	EUR	BCLY	1,429	04/2009	0	(17)	(17)
Sell		BNP	442	04/2009	18	0	18
Sell		GSC	3,422	04/2009	0	(147)	(147)
Sell		HSBC	41,232	04/2009	0	(2,711)	(2,711)
Sell		RBS	3,808	04/2009	0	(10)	(10)
Buy	GBP	BCLY	490	04/2009	7	0	7
Sell		BCLY	392	04/2009	8	0	8
Sell		DUB	4,874	04/2009	68	(16)	52
Sell		GSC	2,895	04/2009	0	(115)	(115)
Sell		HSBC	177	04/2009	3	0	3
Sell		JPM	259	04/2009	6	0	6
Buy		MSC	259	04/2009	0	(3)	(3)
Sell		MSC	7,690	04/2009	90	0	90
Buy		RBS	392	04/2009	0	(8)	(8)
Sell		RBS	980	04/2009	0	(5)	(5)
Sell		UBS	322	04/2009	13	0	13
Buy	INR	BCLY	4,368	04/2009	0	(2)	(2)
Buy		BOA	3,049	04/2009	0	0	0
Sell		BOA	15,938	04/2009	8	0	8
Buy		CITI	2,500	04/2009	0	(1)	(1)
Buy		DUB	2,520	04/2009	0	0	0
Buy		HSBC	3,501	04/2009	0	(1)	(1)
Buy	JPY	BNP	276,892	05/2009	0	(48)	(48)
Buy		MSC	276,891	06/2009	0	(44)	(44)
Sell	MXN	BCLY	3,257	05/2009	0	(6)	(6)
Buy		CITI	3,257	05/2009	3	(8)	(5)
Sell		CITI	2,881	11/2009	0	(3)	(3)
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Sell		BCLY	2,258	04/2009	3	0	3
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	703	04/2009	0	(7)	(7)
Buy		HSBC	784	04/2009	0	(5)	(5)
Buy		BCLY	2,903	08/2009	0	(23)	(23)
Sell		HSBC	2,903	08/2009	1	0	1
Buy	PHP	BCLY	603	05/2009	0	0	0
Buy		CITI	14,507	05/2009	1	(2)	(1)
Sell		DUB	19,474	05/2009	6	0	6
Buy		JPM	4,365	05/2009	0	0	0
Buy		CITI	38,693	08/2009	0	(11)	(11)
Sell		DUB	38,693	08/2009	9	0	9
Sell	PLN	BCLY	2,679	05/2009	110	0	110
Buy		DUB	2,167	05/2009	0	(143)	(143)
Buy		HSBC	1,463	05/2009	0	(226)	(226)
Sell		HSBC	475	05/2009	19	0	19
Sell		JPM	476	05/2009	19	0	19
Buy	RUB	BCLY	23,130	05/2009	0	(16)	(16)
Buy		HSBC	8,062	05/2009	0	(96)	(96)
Sell		HSBC	33,306	05/2009	83	0	83
Buy		JPM	8,301	05/2009	0	(65)	(65)
Sell		JPM	6,187	05/2009	6	0	6
Buy	SGD	CITI	277	04/2009	0	(8)	(8)
Buy		DUB	177	04/2009	0	(4)	(4)
Sell		DUB	2,092	04/2009	19	0	19
Buy		HSBC	73	04/2009	0	(2)	(2)
Buy		RBS	1,476	04/2009	0	(31)	(31)

See Accompanying Notes	Annual Report	March 31, 2009	155

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	UBS	89	04/2009	$0	$(2)	$(2)
Buy		CITI	250	07/2009	0	(6)	(6)
Sell		DUB	568	07/2009	6	0	6
Buy		HSBC	101	07/2009	0	(3)	(3)
Buy		JPM	218	07/2009	0	(2)	(2)
Buy	TWD	CITI	574	05/2009	0	0	0
Buy	ZAR	BCLY	153	05/2009	2	0	2
Sell		BCLY	153	05/2009	0	0	0
Buy		BCLY	153	11/2009	0	0	0

					$527	$(5,293)	$(4,766)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$712,562	$4,217,510	$0	$4,930,072
Short Sales, at value	0	(9,112)	0	(9,112)
Other Financial Instruments ++	7,123	18,531	0	25,654

Total	$719,685	$4,226,929	$0	$4,946,614

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$192	$(200)	$4	$0	$4	$0	$0
Other Financial Instruments ++	178	0	0	0	(178)	0	0

Total	$370	$(200)	$4	$0	$(174)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

156	PIMCO Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	10,042	$101

Total PIMCO Funds (Cost $100)		101

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 6.7%

Bank of America Corp.
1.420% due 10/14/2016	$5,000	3,156

CIT Group, Inc.
1.358% due 08/17/2009	6,000	5,362

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,166

Goldman Sachs Group, Inc.
1.416% due 02/06/2012	5,100	4,411
1.532% due 06/28/2010	2,300	2,196

HSBC Finance Corp.
1.344% due 01/15/2014	5,000	2,609
1.691% due 06/01/2016	3,000	1,641

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	1,549

Morgan Stanley
1.574% due 10/15/2015	3,000	2,135
1.592% due 10/18/2016	9,400	6,313
3.338% due 05/14/2010	6,900	6,723

RBS Capital Trust II
6.425% due 12/29/2049	600	258

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,401

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,185	5,619

Wachovia Bank N.A.
2.138% due 05/14/2010	1,450	1,402

Wells Fargo & Co.
1.287% due 03/23/2010	10,800	10,519

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,277

		64,737

INDUSTRIALS 2.1%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,878

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	1,480

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	3,877

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,084

Loews Corp.
5.250% due 03/15/2016	3,000	2,740

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,282

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	850

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	5,179

		20,370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

BellSouth Corp.
5.200% due 09/15/2014	$6,000	$6,045

GTE Corp.
7.510% due 04/01/2009	100	100

		6,145

Total Corporate Bonds & Notes (Cost $107,125)		91,252

MUNICIPAL BONDS & NOTES 1.7%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,534

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	598

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	96

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,248
5.000% due 08/01/2032	3,000	2,834

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,578

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	145

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	576

Total Municipal Bonds & Notes (Cost $17,870)		16,609

U.S. GOVERNMENT AGENCIES 54.7%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,638
0.582% due 07/25/2037	2,311	2,051
0.756% due 03/18/2031	823	800
1.122% due 10/25/2017	192	189
1.422% due 04/25/2032	179	179
3.022% due 06/01/2043 - 03/01/2044	1,910	1,893
4.250% due 04/25/2037	349	304
4.500% due 10/25/2023 - 08/01/2035	6,074	6,121
4.500% due 09/01/2035 (f)	1,934	1,979
4.580% due 07/01/2035	631	644
4.650% due 10/01/2024	70	71
4.773% due 12/01/2027	73	73
4.970% due 08/01/2026	18	18
5.000% due 11/25/2015 - 04/01/2039	18,749	19,235
5.016% due 05/01/2025	25	25
5.033% due 11/01/2034	403	414
5.044% due 11/01/2023	253	258
5.124% due 02/01/2028	21	21
5.125% due 07/16/2018 - 10/01/2024	502	502
5.375% due 04/11/2022	11,900	12,339
5.380% due 07/01/2033 (f)	2,369	2,322
5.500% due 09/25/2024 - 02/01/2038	10,135	10,624
5.625% due 07/15/2037	3,900	4,377
5.698% due 04/01/2028	93	93
5.800% due 02/09/2026	15,000	15,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/17/2027	$998	$1,064
6.250% due 12/25/2013	5	5
6.500% due 11/25/2023 - 07/25/2031	6,490	6,947
6.750% due 06/25/2032	6,265	6,628
6.900% due 05/25/2023	215	232
6.950% due 07/25/2020	56	60
7.000% due 06/25/2022 - 05/18/2027	4,212	4,570
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	29	31
9.000% due 08/01/2021 - 06/01/2027	71	78

Farmer Mac
7.320% due 07/25/2011	1,645	1,646

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,374
5.050% due 03/28/2019	1,000	1,073
5.125% due 07/09/2029	675	729
5.150% due 03/25/2020	1,000	1,082
5.750% due 12/07/2028	500	543

Federal Home Loan Bank
5.250% due 09/12/2014	16,400	18,512
5.500% due 07/15/2036	2,200	2,525

Federal Housing Administration
6.896% due 07/01/2020	1,236	1,233
7.000% due 11/25/2019	336	338
7.430% due 11/01/2019 - 06/01/2024	705	710

Freddie Mac
0.000% due 12/11/2025	11,600	5,254
0.786% due 02/15/2019	10,178	9,854
0.956% due 01/15/2033	500	489
1.056% due 06/15/2030 - 12/15/2032	697	686
1.106% due 06/15/2031	224	221
2.676% due 12/01/2024	57	59
3.022% due 10/25/2044	7,794	7,596
3.222% due 07/25/2044	2,130	2,088
3.375% due 05/01/2022	6	6
4.271% due 01/01/2028	22	23
4.345% due 01/01/2028	163	164
4.460% due 02/01/2028	233	234
4.500% due 12/15/2019 - 07/15/2035	43,133	43,830
5.000% due 12/14/2018 - 09/15/2035	41,886	41,693
5.089% due 06/01/2022	7	7
5.200% due 10/25/2023 - 09/01/2027	127	112
5.256% due 10/01/2026	25	25
5.500% due 11/15/2023 - 07/15/2036	27,943	29,238
5.500% due 07/01/2038 (f)	2,838	2,949
5.625% due 11/23/2035	19,400	20,057
6.000% due 04/15/2034 - 05/15/2036	93,032	96,673
6.250% due 09/15/2023	3,715	3,924
6.500% due 11/15/2023 - 10/25/2043	2,379	2,553
7.000% due 07/15/2022 - 01/15/2024	719	763
7.000% due 12/15/2023 (a)	13	0

Ginnie Mae
1.495% due 03/20/2031	1,080	1,066
4.125% due 12/20/2017 - 11/20/2027	303	305
4.625% due 09/20/2017 - 09/20/2026	478	483
5.000% due 09/20/2035	28,844	29,171
5.375% due 02/20/2017 - 05/20/2030	1,345	1,372

See Accompanying Notes	Annual Report	March 31, 2009	157

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/20/2021 - 02/20/2033	$1,815	$1,894
6.000% due 08/20/2033	2,811	2,981
7.000% due 03/16/2029	502	536

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,964	3,875

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,085

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	12,800	5,295

Small Business Administration
5.240% due 08/01/2023	4,759	5,035

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,678
4.875% due 01/15/2048	11,700	11,154
5.375% due 04/01/2056	18,000	19,000
5.500% due 07/18/2017	5,400	6,040

Total U.S. Government Agencies (Cost $490,735)		528,640

U.S. TREASURY OBLIGATIONS 52.0%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	8,759	8,868
2.375% due 01/15/2025	4,256	4,434
2.375% due 01/15/2027	6,084	6,374
2.500% due 01/15/2029	7,494	8,145

U.S. Treasury Bonds
5.250% due 11/15/2028	1,900	2,338
5.500% due 08/15/2028	2,800	3,538
6.250% due 08/15/2023	7,900	10,398
7.125% due 02/15/2023 (f)	93,500	131,543
8.000% due 11/15/2021 (f)	62,900	93,112
8.125% due 05/15/2021	5,300	7,859
8.125% due 08/15/2021 (f)	18,700	27,810
8.500% due 02/15/2020 (f)	5,900	8,811
8.750% due 08/15/2020	1,500	2,289

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,153

U.S. Treasury Strips
0.000% due 05/15/2020	28,900	19,720
0.000% due 08/15/2020	9,200	6,167
0.000% due 05/15/2021	13,500	8,755
0.000% due 11/15/2021	18,500	11,725
0.000% due 08/15/2022	37,100	22,776
0.000% due 11/15/2022	75,000	45,478
0.000% due 02/15/2026	14,800	7,968
0.000% due 05/15/2026	2,200	1,149
0.000% due 02/15/2027	22,600	11,410
0.000% due 11/15/2027	25,500	12,620
0.000% due 08/15/2029	5,000	2,317
0.000% due 02/15/2032	22,500	9,342
0.000% due 08/15/2032	22,500	9,194
0.000% due 02/15/2033	20,400	8,166

Total U.S. Treasury Obligations (Cost $481,482)		502,459

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,148

Banc of America Funding Corp.
4.606% due 02/20/2036	7,559	5,005

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	5,378	3,659
4.750% due 10/25/2035	8,550	6,794
5.320% due 02/25/2033	56	49
5.395% due 02/25/2034	881	594

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.419% due 04/25/2033	$470	$405
5.435% due 01/25/2034	351	262

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,455	720

Bear Stearns Mortgage Securities, Inc.
4.531% due 06/25/2030	22	22

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,567	510
0.732% due 05/25/2035	1,351	585
5.500% due 10/25/2033	6,761	5,323

Countrywide Home Loan Mortgage Pass- Through Trust
0.812% due 04/25/2035	461	198
0.842% due 03/25/2035	2,270	976
0.862% due 06/25/2035	1,950	1,150
6.000% due 10/25/2034	5,465	4,372

CS First Boston Mortgage Securities Corp.
4.878% due 07/25/2033	952	791

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	566	504

First Horizon Asset Securities, Inc.
4.738% due 12/25/2033	917	691

First Republic Mortgage Loan Trust
1.002% due 06/25/2030	186	161

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	985	569

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	914	640

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	546	492
0.776% due 05/19/2035	1,045	386
0.796% due 03/19/2036	1,200	439
5.221% due 07/19/2035	2,063	1,002

Impac CMB Trust
0.772% due 10/25/2035	6,734	2,827
5.749% due 09/25/2034	2,667	2,428

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	3,200

MASTR Asset Securitization Trust
5.500% due 09/25/2033	674	620

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,355	3,328

Residential Accredit Loans, Inc.
0.822% due 08/25/2035	1,068	466
0.922% due 01/25/2033	167	140
0.922% due 03/25/2033	487	441
6.000% due 06/25/2036	4,145	1,785

Sequoia Mortgage Trust
0.895% due 07/20/2033	1,010	768

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	3,777	1,318

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	244	226
0.732% due 04/25/2036	6,588	2,356
0.742% due 05/25/2036	367	129
0.976% due 10/19/2033	276	200

Structured Asset Securities Corp.
5.140% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	140	138

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	798	550

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	887	363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.782% due 11/25/2045	$84	$34
0.812% due 10/25/2045	1,673	691
0.832% due 01/25/2045	1,704	685
1.062% due 12/25/2027	1,259	890
2.443% due 12/25/2046	1,398	517
2.633% due 02/25/2046	2,369	884
2.633% due 08/25/2046	6,773	2,215
3.033% due 06/25/2042	94	71
3.033% due 08/25/2042	58	39
3.046% due 05/25/2041	188	166
3.955% due 08/25/2046	878	310

Wells Fargo Mortgage-Backed Securities Trust
5.077% due 03/25/2036	6,213	3,722

Total Mortgage-Backed Securities (Cost $121,293)		71,957

ASSET-BACKED SECURITIES 3.5%

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 07/25/2036	159	155
0.602% due 10/25/2036	178	168

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	23	9

Argent Securities, Inc.
0.572% due 09/25/2036	19	19
0.572% due 10/25/2036	285	274

Bear Stearns Asset-Backed Securities Trust
1.022% due 11/25/2042	1,601	1,114
1.182% due 10/25/2032	244	140

Carrington Mortgage Loan Trust
0.842% due 10/25/2035	650	562

Chase Credit Card Master Trust
0.726% due 09/15/2011	3,900	3,891

Chase Issuance Trust
1.206% due 11/15/2011	6,900	6,814

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	34	22

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	798	753
0.632% due 10/25/2046	212	191
0.682% due 02/25/2036	191	179

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	222	196
0.612% due 12/25/2037	367	343

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	291	274

First Franklin Mortgage Loan Asset- Backed Certificates
0.572% due 11/25/2036	472	421
0.572% due 03/25/2037	1,513	1,354

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	7,000	6,545

Fremont Home Loan Trust
0.582% due 01/25/2037	834	710

GSRPM Mortgage Loan Trust
0.642% due 03/25/2035	257	234

Home Equity Mortgage Trust
0.702% due 05/25/2036	6,413	4,177

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	329	191

Indymac Residential Asset-Backed Trust
0.672% due 03/25/2036	816	795

LA Arena Funding LLC
7.656% due 12/15/2026	79	69

158	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036	$334	$320

Morgan Stanley ABS Capital I
0.622% due 04/25/2036	162	159

Residential Asset Securities Corp.
0.592% due 11/25/2036	191	186

SACO I, Inc.
0.902% due 11/25/2035	1,528	804

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	553	451

Structured Asset Securities Corp.
0.572% due 10/25/2036	504	441
0.632% due 04/25/2036	222	216

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036	884	726

Total Asset-Backed Securities (Cost $38,879)		33,525

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 3.2%

Israel Government AID Bond
0.000% due 05/15/2021	$7,277	$4,503
0.000% due 02/15/2023	3,193	1,810
0.000% due 05/15/2023	25,571	14,294
5.500% due 09/18/2023	5,700	6,432
5.500% due 09/18/2033	2,800	3,423

Total Sovereign Issues (Cost $28,441)		30,462

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	3,376	3,376

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,447. Repurchase proceeds are $3,376.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.1%
0.220% due 04/29/2009 (e)	$530	$530

U.S. TREASURY BILLS 0.2%
0.171% due 04/09/2009 - 06/11/2009 (b)(e)	1,930	1,930

Total Short-Term Instruments (Cost $5,836)		5,836

PURCHASED OPTIONS (i) 0.4%
(Cost $975)		3,604

Total Investments 132.9% (Cost $1,292,736)		$1,284,445

Written Options (j) (0.4%) (Premiums $997)		(3,458)

Other Assets and Liabilities (Net) (32.5%)		(314,748)

Net Assets 100.0%		$966,239

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Long-Term U.S. Government Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $2,460 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $128,829 at a weighted average interest rate of 1.419%. On March 31, 2009, securities valued at $252,281 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $4,090 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	174	$1,131
90-Day Eurodollar December Futures	Long	12/2010	378	1,944
90-Day Eurodollar June Futures	Long	06/2009	1,292	6,512
90-Day Eurodollar June Futures	Long	06/2010	174	1,212
90-Day Eurodollar March Futures	Long	03/2010	161	1,062
90-Day Eurodollar September Futures	Long	09/2009	174	1,064
U.S. Treasury 30-Year Bond June Futures	Long	06/2009	7	12

				$12,937

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.530%	$2,800	$21	$0	$21
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	3.457%	5,000	870	0	870
BellSouth Corp.	DUB	(0.395%	)	09/20/2014	0.620%	6,000	69	0	69
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	5.425%	5,000	1,271	0	1,271
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	2,350	592	0	592
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	5,000	1,542	0	1,542
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	3,000	1,046	0	1,046
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	20.849%	2,900	1,184	0	1,184
Johnson Controls, Inc.	JPM	(0.240%	)	03/20/2011	7.499%	4,000	529	0	529
Kraft Foods, Inc.	RBS	(0.150%	)	12/20/2011	0.954%	2,000	42	0	42
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	3,000	105	0	105
Morgan Stanley	RBS	(0.275%	)	12/20/2015	3.448%	3,000	492	0	492
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%	4,400	753	0	753
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	2.560%	1,500	189	0	189
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%	900	33	0	33
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	15.932%	3,000	511	0	511
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	4.974%	5,000	1,141	0	1,141

							$10,390	$0	$10,390

See Accompanying Notes	Annual Report	March 31, 2009	159

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bank of America Corp.	BNP	0.900%	03/20/2013	4.053%	$25,000	$(2,540)	$0	$(2,540)
California State General Obligation Notes, Series 2005	GSC	0.670%	03/20/2018	3.100%	25,000	(2,775)	0	(2,775)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	10.020%	1,400	(88)	0	(88)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	600	(38)	0	(38)

						$(5,441)	$0	$(5,441)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	$11,000	$305	$10	$295
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,586	0	2,586
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	782	(234)	1,016
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,675	(151)	1,826
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	1,000	50	37	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	3,600	179	116	63
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	1,600	80	36	44

						$5,657	$(186)	$5,843

(i)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$14,600	$156	$550
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	369
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	154
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,600	152	588
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	1,265
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	678

							$975	$3,604

(j)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$3,200	$80	$270
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	79	265
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	364
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	154
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	166	573
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	1,234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	598

							$997	$3,458

160	PIMCO Funds	See Accompanying Notes

March 31, 2009

Transactions	in written call and put options for the period ended March 31, 2009:

	Notional Amount	Premium
Balance at 03/31/2008	$144,200	$3,117
Sales	31,700	997
Closing Buys	(91,000)	(1,680)
Expirations	(53,200)	(1,437)
Exercised	0	0

Balance at 03/31/2009	$31,700	$997

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$3,100	$3,181	$3,218
Fannie Mae	6.000%	04/01/2039	36,120	37,243	37,728

				$40,424	$40,946

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$101	$1,276,543	$7,801	$1,284,445
Short Sales, at value	0	(40,946)	0	(40,946)
Other Financial Instruments ++	12,936	7,335	0	20,271

Total	$13,037	$1,242,932	$7,801	$1,263,770

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$8,631	$(719)	$(2)	$(15)	$(94)	$0	$7,801
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$8,631	$(719)	$(2)	$(15)	$(94)	$0	$7,801

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	161

Schedule of Investments  Low Duration Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 3.3%

Short-Term Floating NAV Portfolio	32,603,277	$326,196

Total PIMCO Funds (Cost $326,148)		326,196

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$47,280	25,502

Total Bank Loan Obligations (Cost $45,692)		25,502

CORPORATE BONDS & NOTES 35.0%

BANKING & FINANCE 25.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,946

American Express Bank FSB
0.581% due 04/26/2010	4,100	3,844
0.605% due 10/20/2009	23,800	23,015
5.500% due 04/16/2013	20,600	17,789

American Express Credit Corp.
0.593% due 11/09/2009	32,600	31,639

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	20,600	17,832

American International Group, Inc.
0.606% due 06/16/2009	1,000	901
1.252% due 10/18/2011	1,500	786
4.950% due 03/20/2012	4,700	2,300
5.050% due 10/01/2015	10,000	4,452
5.375% due 10/18/2011	4,600	2,394
5.450% due 05/18/2017	10,000	3,963
5.850% due 01/16/2018	33,700	13,217
8.250% due 08/15/2018	15,400	6,600

ANZ National International Ltd.
1.281% due 08/07/2009	5,700	5,697
6.200% due 07/19/2013	17,600	16,994

Bank of America Corp.
1.352% due 09/25/2009	43,500	43,142
1.356% due 11/06/2009	3,100	3,059
8.000% due 12/29/2049	219,600	88,055
8.125% due 12/29/2049	11,400	4,689

Bank of America N.A.
1.331% due 06/12/2009	12,000	11,988

Bank of New York Mellon Corp.
1.634% due 02/05/2010	63,300	62,353

Bear Stearns Cos. LLC
1.341% due 08/21/2009	8,800	8,771
1.366% due 05/18/2010	64,800	63,844
1.448% due 08/15/2011	800	740
1.486% due 07/19/2010	32,030	31,573
4.500% due 10/28/2010	12,000	11,884
6.400% due 10/02/2017	59,100	57,649
6.950% due 08/10/2012	74,890	76,338

Calabash Re Ltd.
9.720% due 01/08/2010	4,700	4,537
12.220% due 01/08/2010	4,500	4,406

Capital One Financial Corp.
1.572% due 09/10/2009	100,770	97,614

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	9,500	7,888

CIT Group, Inc.
1.358% due 08/17/2009	48,100	42,982
1.394% due 06/08/2009	2,050	1,983

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.481% due 02/13/2012	$14,400	$8,829

Citigroup Funding, Inc.
0.523% due 04/23/2009	76,520	76,341
1.226% due 06/26/2009	17,975	17,759

Citigroup, Inc.
1.262% due 12/28/2009	22,100	20,408
1.381% due 08/13/2010	150	131
1.396% due 05/18/2010	4,400	3,954
5.100% due 09/29/2011	1,500	1,365
5.125% due 02/14/2011	27,165	24,957
5.500% due 04/11/2013	48,200	42,399
8.400% due 04/29/2049	18,300	10,365

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	14,700	14,528
5.625% due 07/15/2009	100	99

Credit Agricole S.A.
1.256% due 05/28/2009	17,600	17,569
1.306% due 05/28/2010	24,400	23,874

Deutsche Bank Capital Funding Trust I
3.268% due 12/29/2049	3,100	788

DnB NOR Bank ASA
1.330% due 10/13/2009	18,900	18,674

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	2,142
7.250% due 10/25/2011	900	641
7.375% due 10/28/2009	13,000	11,661
7.375% due 02/01/2011	10,600	8,014
7.875% due 06/15/2010	1,700	1,405
8.625% due 11/01/2010	1,000	797

General Electric Capital Corp.
1.212% due 01/20/2010	35,200	34,145
1.361% due 03/12/2010	3,800	3,642
1.418% due 06/20/2014	10,000	7,459
1.472% due 10/06/2010	2,000	1,834
1.620% due 02/01/2011	16,300	14,771

GMAC LLC
6.000% due 12/15/2011	3,500	1,967

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	14,200	14,107
1.416% due 02/06/2012	20,000	17,299
1.455% due 07/23/2009	600	595
1.677% due 03/22/2016	15,000	10,223
5.300% due 02/14/2012	3,000	2,897

HSBC Bank USA N.A.
1.432% due 06/10/2009	9,200	9,148

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	13,721

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	220

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	11,321

ICICI Bank Ltd.
1.894% due 01/12/2010	32,200	28,991

ING Bank NV
3.900% due 03/19/2014	22,400	22,586

International Lease Finance Corp.
1.469% due 05/24/2010	8,950	6,404

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,600	1,526
1.276% due 06/26/2009	1,000	1,000

KeyBank N.A.
3.511% due 06/02/2010	42,400	40,886

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,363
2.911% due 08/21/2009 (a)	38,000	4,750
2.951% due 05/25/2010 (a)	1,400	175
3.052% due 11/10/2009 (a)	15,000	1,875

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$5,300	$662

Lloyds Banking Group PLC
5.920% due 09/29/2049	700	130

Longpoint Re Ltd.
6.570% due 05/08/2010	8,500	8,257

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	23,000	22,507
1.346% due 12/04/2009	21,000	20,174
1.359% due 07/25/2011	32,700	27,337
1.370% due 11/01/2011	6,000	4,909
1.454% due 02/05/2010	275	260
3.051% due 05/20/2009	110,400	109,791
6.050% due 08/15/2012	8,330	7,154

Metropolitan Life Global Funding I
5.125% due 04/10/2013	123,100	112,565

Morgan Stanley
1.184% due 01/15/2010	30,900	29,735
1.392% due 01/18/2011	400	361
3.338% due 05/14/2010	29,100	28,355

Mystic Re Ltd.
11.261% due 06/07/2011	6,400	6,075

National Australia Bank Ltd.
1.352% due 09/11/2009	23,500	23,501
1.691% due 02/08/2010	109,600	109,622

National City Corp.
1.490% due 06/16/2010	3,000	2,810

Osiris Capital PLC
3.944% due 01/15/2010	11,000	10,732

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	93,055

PNC Bank N.A.
1.620% due 02/01/2010	73,400	71,989

Pricoa Global Funding I
1.274% due 01/30/2012	18,300	13,620
1.428% due 09/27/2013	14,770	9,878

Principal Life Income Funding Trusts
1.398% due 11/15/2010	8,100	6,753

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	1,800	1,736

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	18,234

SLM Corp.
1.299% due 07/27/2009	20,200	19,464
1.319% due 07/26/2010	20,000	14,202

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	76,000

U.S. Bancorp
1.625% due 02/04/2010	37,820	37,893

Wachovia Corp.
1.311% due 12/01/2009	25,600	25,232
5.500% due 05/01/2013	70,000	64,624

Wells Fargo & Co.
1.454% due 01/12/2011	6,600	6,053
1.614% due 01/29/2010	70,100	68,611
7.980% due 02/28/2049	182,500	85,878

Westpac Banking Corp.
3.250% due 12/16/2011	65,800	67,038

		2,553,666

INDUSTRIALS 6.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	124,958

Anadarko Petroleum Corp.
1.720% due 09/15/2009	26,300	26,209

162	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$7,000	$7,192

Daimler Finance North America LLC
1.634% due 08/03/2009	23,000	22,830
7.750% due 01/18/2011	3,000	2,960

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	38,752

General Mills, Inc.
1.252% due 01/22/2010	17,700	17,396

International Business Machines Corp.
1.764% due 07/28/2011	72,500	71,488

PACCAR, Inc.
6.375% due 02/15/2012	42,800	44,381
6.875% due 02/15/2014	19,900	20,755

Roche Holdings, Inc.
3.249% due 02/25/2011	98,380	98,259
6.000% due 03/01/2019	87,100	89,882

Ryder System, Inc.
5.950% due 05/02/2011	10,380	9,982

Time Warner, Inc.
1.461% due 11/13/2009	17,400	17,078

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,432

		618,554

UTILITIES 3.3%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	49,994

AT&T Corp.
7.300% due 11/15/2011	47,000	50,537

AT&T, Inc.
1.334% due 02/05/2010	11,700	11,671

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,080

Public Service Electric & Gas Co.
2.206% due 03/12/2010	51,300	50,792

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	3,200	3,208

Telecom Italia Capital S.A.
1.752% due 07/18/2011	24,000	20,767

Telefonica Emisiones SAU
1.588% due 06/19/2009	33,000	32,885

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,926

Verizon Wireless Capital LLC
5.250% due 02/01/2012	88,480	89,725

		324,585

Total Corporate Bonds & Notes (Cost $3,953,701)		3,496,805

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	42,100	42,418

Total Municipal Bonds & Notes (Cost $42,147)		42,418

U.S. GOVERNMENT AGENCIES 54.9%

Fannie Mae
0.582% due 12/25/2036	9,372	8,386
0.722% due 10/27/2037	107,300	96,637
0.872% due 03/25/2044	752	707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.922% due 05/25/2031 - 06/25/2032	$2,698	$2,612
1.122% due 05/25/2030	601	594
1.162% due 04/25/2022	13	13
1.172% due 05/25/2030	601	596
1.750% due 03/23/2011	101,500	102,223
3.022% due 07/01/2042 - 07/01/2044	12,069	11,952
3.072% due 09/01/2041	19,296	19,062
3.222% due 10/01/2030 - 11/01/2039	1,740	1,724
3.679% due 07/01/2017	46	45
3.977% due 12/01/2033	501	499
4.000% due 05/01/2011 - 03/01/2035	1,684	1,673
4.046% due 01/01/2024	147	149
4.083% due 01/01/2021	29	29
4.191% due 11/01/2017	52	52
4.250% due 05/25/2033	8,211	8,416
4.295% due 11/01/2018	4	4
4.338% due 05/01/2035	3,350	3,420
4.372% due 01/01/2024	10	10
4.400% due 08/01/2017	6	6
4.405% due 07/01/2018	12	12
4.438% due 12/01/2017	23	24
4.464% due 03/01/2035	3,472	3,543
4.487% due 11/01/2034	2,031	2,073
4.498% due 11/01/2017	29	29
4.500% due 06/01/2011 - 08/01/2035	8,765	9,010
4.544% due 02/01/2028	10	10
4.596% due 01/01/2028	66	66
4.598% due 07/01/2035	10,498	10,751
4.618% due 08/01/2035	16,216	16,629
4.647% due 01/01/2035	14,285	14,592
4.649% due 07/01/2035	11,933	12,157
4.652% due 04/01/2034	1,265	1,290
4.679% due 10/01/2034	6,525	6,646
4.705% due 05/01/2035	8,393	8,601
4.759% due 03/01/2035	17,332	17,491
4.850% due 04/01/2024	218	220
4.899% due 07/25/2017	418	432
4.912% due 10/01/2035	6,905	7,011
4.940% due 09/01/2035	8,926	9,160
4.942% due 11/01/2027	69	70
4.955% due 06/01/2022	6	6
4.968% due 06/01/2035	1,623	1,668
4.997% due 12/01/2023	33	33
5.000% due 12/01/2013 - 04/01/2039	992,340	1,031,907
5.013% due 04/01/2018	702	717
5.047% due 06/01/2035	3,696	3,806
5.124% due 02/01/2028	281	285
5.361% due 09/01/2032	1,954	2,007
5.436% due 10/01/2024	177	179
5.500% due 05/01/2014 - 05/01/2039	373,590	388,650
5.500% due 02/01/2038 (h)	53,563	55,668
6.000% due 05/01/2016 - 05/01/2039	1,571,141	1,640,636
6.000% due 10/01/2037 - 10/01/2038 (g)	396,507	414,656
6.000% due 07/01/2038 (h)	23,054	24,110
6.106% due 07/01/2023	88	91
6.247% due 08/01/2029	693	693
6.250% due 02/01/2011	78,000	82,429
6.500% due 08/01/2028 - 12/25/2042	104,015	109,953
7.000% due 05/01/2012 - 01/01/2032	454	459
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,840	3,088
8.500% due 04/01/2025	133	146
8.800% due 01/25/2019	89	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 03/25/2021 - 01/01/2025	$306	$344
9.250% due 10/25/2018	5	6
9.500% due 03/25/2020 - 11/01/2025	677	745
10.000% due 03/01/2010 - 05/01/2022	14	15
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	6	6
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	10
13.000% due 07/01/2015	2	3
13.250% due 09/01/2011	1	2
15.750% due 12/01/2011	1	2
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,216	3,242

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	260,692	252,661
0.782% due 08/25/2031	3,684	2,962
0.786% due 02/15/2019	96,614	93,536
0.802% due 09/25/2031	6,051	5,523
0.856% due 05/15/2036	15,142	14,689
0.906% due 12/15/2030	11,486	11,359
0.956% due 06/15/2018	3,669	3,612
1.006% due 11/15/2030	11	11
1.512% due 10/15/2020	51	51
1.562% due 03/15/2021	27	27
3.222% due 07/25/2044	724	710
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
4.000% due 09/15/2015	118	119
4.000% due 01/15/2024 (b)	3,290	316
4.355% due 08/01/2035	15,130	15,332
4.375% due 11/01/2022	264	269
4.482% due 03/01/2035	4,665	4,703
4.483% due 08/15/2032	689	685
4.500% due 02/15/2015 - 06/01/2018	33,566	34,239
4.589% due 04/01/2035	11,420	11,586
4.637% due 04/01/2035	8,671	8,838
4.697% due 06/01/2035 (g)	80,359	81,147
4.711% due 08/01/2035 (g)	73,606	74,429
4.720% due 01/01/2024	94	95
4.727% due 03/01/2035	9,267	9,501
4.813% due 10/01/2027	28	28
4.841% due 06/01/2024	57	58
4.858% due 07/01/2035	789	805
4.875% due 06/13/2018	7,400	8,228
4.900% due 03/01/2035	1,708	1,747
4.929% due 07/01/2035	19,334	19,793
4.990% due 11/01/2023	10	10
4.995% due 04/01/2035	1,947	2,006
5.000% due 04/01/2013 - 07/15/2024	34,477	35,068
5.059% due 04/01/2035	3,983	4,108
5.065% due 07/01/2018	52	53
5.113% due 10/01/2023	121	122
5.129% due 12/01/2022	41	42
5.151% due 09/01/2023	20	20
5.343% due 02/01/2020	270	279
5.500% due 02/15/2014 - 04/01/2039	88,085	91,666
5.875% due 03/21/2011	58,000	60,941
6.000% due 03/01/2011 - 04/01/2039	30,141	31,605
6.500% due 03/15/2029 - 07/25/2043	53,515	56,591

See Accompanying Notes	Annual Report	March 31, 2009	163

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2030 - 04/01/2032	$65	$71
7.500% due 07/15/2030	522	558
8.000% due 01/01/2012 - 12/01/2024	304	325
8.500% due 06/01/2022 - 11/01/2025	773	848
9.000% due 12/15/2020 - 08/01/2022	264	278
9.500% due 08/01/2016 - 09/01/2021	85	93
10.000% due 03/01/2016 - 05/15/2020	38	42
10.750% due 10/01/2010	1	1
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
1.106% due 12/16/2025	133	130
4.125% due 10/20/2023 - 12/20/2027	2,826	2,842
4.625% due 08/20/2022 - 07/20/2030	3,734	3,759
5.000% due 01/20/2032 - 02/20/2032	4,060	4,129
5.375% due 04/20/2016 - 05/20/2030	5,915	6,034
5.500% due 03/20/2019 - 03/20/2031	208	214
6.000% due 01/15/2029 - 12/15/2038	166,135	173,857
6.500% due 09/15/2032 - 05/15/2034	45	47
6.500% due 04/15/2036 (h)	162,673	171,117
7.000% due 03/15/2011 - 10/15/2011	10	11
7.500% due 03/15/2022 - 09/15/2031	182	196
8.000% due 05/15/2016 - 06/20/2031	1,913	2,059
8.500% due 12/15/2021 - 05/15/2030	8	8
9.000% due 03/15/2017 - 11/15/2030	251	277
9.500% due 10/15/2016 - 06/15/2025	23	26
9.750% due 08/15/2017	19	21
10.000% due 10/15/2013 - 11/15/2020	5	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	3
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	4
16.000% due 02/15/2012	4	5

Vendee Mortgage Trust
6.500% due 05/15/2029	37,761	39,252

Total U.S. Government Agencies (Cost $5,396,780)		5,490,089

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	604	581
2.000% due 01/15/2016	95,072	98,370
2.500% due 07/15/2016	11,318	12,145

U.S. Treasury Bonds
3.500% due 02/15/2039	34,400	34,099

Total U.S. Treasury Obligations (Cost $137,324)		145,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Assets
0.732% due 10/25/2046	$33,444	$10,862

American Home Mortgage Investment Trust
4.290% due 10/25/2034	41,973	29,318
4.390% due 02/25/2045	12,149	6,751
4.440% due 02/25/2045	40,859	23,245

Banc of America Funding Corp.
4.110% due 05/25/2035	224,669	161,826

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	298	228
6.500% due 10/25/2031	5,313	5,130

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	13,090	8,906
4.550% due 08/25/2035	1,073	751
4.625% due 10/25/2035	51,284	31,102
4.750% due 10/25/2035	145,933	111,204
4.951% due 11/25/2030	94	82
5.008% due 01/25/2035	5,105	3,931
5.031% due 04/25/2033	8,160	6,891
5.320% due 02/25/2033	1,033	907
5.426% due 04/25/2033	21,568	18,692
5.435% due 01/25/2034	10,284	7,688
5.602% due 02/25/2033	1,603	1,386

Bear Stearns Alt-A Trust
5.217% due 03/25/2035	27,869	14,251
5.364% due 05/25/2035	28,356	15,323
5.491% due 09/25/2035	7,613	3,767

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,098
5.471% due 01/12/2045	4,200	3,145

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	17,788	15,619

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	15,404	9,754

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	5,018	3,972

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	9,200

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	12,540	4,082
0.802% due 02/25/2037	13,449	5,558

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	4,093	1,709
4.729% due 02/20/2035	25,843	18,270
4.785% due 11/25/2034	14,397	8,807
5.250% due 02/20/2036	25,621	12,675

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,143

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	2,385	1,810
4.938% due 12/15/2040	7,498	7,471
5.329% due 06/25/2032	62	50

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 03/25/2037	4,046	3,872

DLJ Acceptance Trust
11.000% due 08/01/2019	58	58

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	24	24

Drexel Burnham Lambert CMO Trust
1.247% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034	16,588	9,717

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	$6,707	$5,214

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	76	76

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	14,103	11,301
0.602% due 01/25/2047	15,139	12,962

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	373
5.444% due 03/10/2039	6,800	4,921

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	9,502	6,655
5.799% due 08/10/2045	13,400	9,192

GSR Mortgage Loan Trust
4.129% due 09/25/2035	8,941	6,110
4.541% due 09/25/2035	85,247	63,188
6.000% due 03/25/2032	873	819

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	12,230	6,690

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	5,020	3,431

Imperial Savings Association
6.503% due 02/25/2018	36	35

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	8,324	7,673
0.732% due 05/25/2046	6,284	2,248

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,358
5.819% due 06/15/2049	50,985	35,298
5.882% due 02/15/2051	4,400	3,126

JPMorgan Mortgage Trust
5.018% due 02/25/2035	20,785	16,515

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	9,887	9,919

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	2,906	2,157

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	15,185	9,676

MASTR Asset Securitization Trust
5.500% due 09/25/2033	23,497	21,606

Mellon Residential Funding Corp.
1.036% due 06/15/2030	18,362	15,304

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	5,423

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	13,000	7,213
4.485% due 02/25/2035	27,792	19,052
4.723% due 05/25/2033	10,073	7,982

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,295	1,383
4.250% due 10/25/2035	13,856	11,168

Morgan Stanley Capital I
0.617% due 10/15/2020	5,736	4,233
5.809% due 12/12/2049	18,825	13,162

Prime Mortgage Trust
0.922% due 02/25/2019	934	893
0.922% due 02/25/2034	5,791	4,692

Prudential-Bache CMO Trust
8.400% due 03/20/2021	122	124

Resecuritization Mortgage Trust
0.771% due 04/26/2021	31	31

164	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	$1,049	$1,016

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	17	15

Sears Mortgage Securities
12.000% due 02/25/2014	6	6

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	6,692	2,569
0.806% due 07/19/2035	6,246	2,924
1.216% due 09/19/2032	5,740	4,352
9.435% due 06/25/2029	528	573

Structured Asset Securities Corp.
5.111% due 07/25/2032	119	81
5.140% due 01/25/2032	151	127

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	15,363	13,196

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	27,198	18,789
0.646% due 09/15/2021	15,824	10,916
5.509% due 04/15/2047	6,200	3,912

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	5,957	2,459
0.832% due 01/25/2045	383	154
2.363% due 01/25/2047	9,467	3,476
2.443% due 12/25/2046	44,030	16,292
2.833% due 11/25/2042	2,100	1,279
3.033% due 06/25/2042	3,473	2,621
3.033% due 08/25/2042	2,868	1,938
3.705% due 02/27/2034	10,768	8,608
3.705% due 01/25/2047	6,525	2,547
3.742% due 03/25/2034	4,579	3,274
3.955% due 09/25/2046	15,351	5,933

Washington Mutual MSC Mortgage Pass- Through Certificates
5.610% due 02/25/2033	299	236
5.667% due 02/25/2033	81	66

Wells Fargo Mortgage-Backed Securities Trust
4.704% due 12/25/2033	5,957	5,008
4.950% due 03/25/2036	29,200	18,440
5.387% due 08/25/2035	6,408	5,364
5.593% due 07/25/2036	24,069	12,706

Total Mortgage-Backed Securities (Cost $1,522,836)		1,060,365

ASSET-BACKED SECURITIES 6.8%

Access Group, Inc.
2.459% due 10/27/2025	66,936	61,573

ACE Securities Corp.
0.572% due 12/25/2036	3,713	3,262

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	744	281

Argent Securities, Inc.
0.572% due 09/25/2036	120	118

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1,075	1,042
0.582% due 01/25/2037	5,441	4,629

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	1,122	1,004
1.076% due 06/15/2031	7	5

BA Credit Card Trust
1.136% due 04/15/2013	14,900	14,246

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	2,902	2,123
0.602% due 10/25/2036	4,023	3,469
0.972% due 03/25/2043	3,001	2,797
1.522% due 10/25/2037	30,349	19,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	$9,962	$9,173
0.622% due 06/25/2037	1,297	968
0.842% due 10/25/2035	12,800	11,072

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	1,004	825

Chase Issuance Trust
0.546% due 07/15/2011	1,300	1,297
0.596% due 02/15/2013	850	806
1.206% due 11/15/2011	4,100	4,049

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	692	451

Citibank Credit Card Issuance Trust
1.436% due 05/18/2011	85,700	85,493

Citigroup Mortgage Loan Trust, Inc.
0.622% due 10/25/2036	11,305	10,009

Community Program Loan Trust
4.500% due 10/01/2018	3,351	3,370

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	6,108	5,536
0.572% due 12/25/2046	996	977
0.572% due 03/25/2047	3,026	2,912

Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	1,307	1,224

Daimler Chrysler Auto Trust
1.383% due 10/08/2010	21,643	21,537
4.980% due 02/08/2011	7,567	7,602

Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	10,149	5,536

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	17,402	15,512
0.572% due 12/25/2036	472	461
0.582% due 06/25/2036	574	564

Ford Credit Auto Owner Trust
0.566% due 04/15/2010	37	37
0.886% due 06/15/2010	467	465
1.156% due 07/15/2010	15,683	15,592
1.456% due 01/15/2011	79,481	78,749
1.976% due 06/15/2012	57,600	53,855
2.176% due 05/15/2012	13,500	12,690
4.360% due 06/15/2010	1,405	1,407

Fremont Home Loan Trust
0.582% due 01/25/2037	6,756	5,750
0.592% due 02/25/2037	744	730
0.622% due 05/25/2036	1,803	1,749

GSAMP Trust
0.562% due 10/25/2046	3,669	3,357
0.592% due 09/25/2036	1,668	1,564
0.592% due 12/25/2036	11,404	8,302

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	3,046	2,109
0.835% due 01/20/2034	15,856	10,464
0.895% due 09/20/2033	7,531	5,586

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	806	503
0.572% due 12/25/2036	4,940	2,867

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	3,446	3,256

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	1,631	1,497
0.572% due 07/25/2036	1,992	1,840
0.572% due 08/25/2036	2,141	1,929

Lehman XS Trust
0.592% due 05/25/2046	852	832

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		$3,218	$2,962
0.582% due 10/25/2036		1,499	1,436
0.802% due 10/25/2034		589	241

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036		2,653	2,538

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		3,089	2,824
0.562% due 01/25/2037		7,403	6,444
0.572% due 10/25/2036		2,346	2,050

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		1,000	913

Option One Mortgage Loan Trust
0.572% due 01/25/2037		5,748	5,393

Renaissance Home Equity Loan Trust
1.222% due 08/25/2032		40	20

Residential Asset Securities Corp.
0.592% due 11/25/2036		6,077	5,861
0.982% due 06/25/2031		3	2

Saxon Asset Securities Trust
0.582% due 10/25/2046		1,524	1,464

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		1,695	1,486
0.582% due 12/25/2036		8,963	7,421
0.652% due 05/25/2037		2,639	1,741

SLM Student Loan Trust
1.199% due 01/25/2019		7,000	6,924
1.249% due 10/25/2016		1,016	1,015
1.409% due 07/25/2013		11,795	11,750
1.459% due 01/25/2015		5,773	5,700
1.659% due 10/25/2017		47,700	44,374
1.839% due 07/25/2013		32,214	32,049

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		4,672	3,813

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		1,014	973
0.582% due 01/25/2038		5,727	4,819

Structured Asset Securities Corp.
0.572% due 10/25/2036		7,640	6,690
0.812% due 01/25/2033		754	382
4.930% due 01/25/2035		828	776

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		1,532	1,494

WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030		206	183

Total Asset-Backed Securities (Cost $745,468)			682,401

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
1.645% due 10/04/2011		1,000	1,003
8.125% due 01/21/2014		105,700	109,410

Korea Development Bank
1.531% due 11/22/2012		2,200	1,994

Total Sovereign Issues (Cost $108,518)			112,407

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,275

KeyCorp
2.088% due 11/22/2010	EUR	7,085	8,278

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,153

See Accompanying Notes	Annual Report	March 31, 2009	165

Schedule of Investments  Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.165% due 03/01/2013	EUR	25,300	$25,764

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,377

SLM Corp.
2.604% due 04/26/2011	EUR	5,000	3,787

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,364

Total Foreign Currency- Denominated Issues (Cost $101,423)			87,998

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049		63,000	26,743

Wells Fargo & Co.
7.500% due 12/31/2049		29,900	14,322

Total Convertible Preferred Stocks (Cost $81,549)			41,065

PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049		10,254	102,700

Total Preferred Stocks (Cost $108,094)			102,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
1.134% due 01/15/2010	$100	$96

COMMERCIAL PAPER 0.1%

Freddie Mac
0.200% due 04/20/2009	6,500	6,499

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	22,000	22,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $22,401. Repurchase proceeds are $22,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $10,204. Repurchase proceeds are $10,000.)

		32,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.765% due 04/29/2009 - 05/15/2009 (c)(f)	$5,150	$5,150

U.S. TREASURY BILLS 1.4%
0.113% due 04/02/2009 - 06/11/2009 (c)(f)	138,865	138,856

Total Short-Term Instruments (Cost $182,604)		182,601

PURCHASED OPTIONS (j) 0.4%
(Cost $9,382)		35,033

Total Investments 118.3% (Cost $12,761,666)		$11,830,775

Written Options (k) (0.0%) (Premiums $5,954)		(585)

Other Assets and Liabilities (Net) (18.3%)		(1,828,820)

Net Assets 100.0%		$10,001,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Low Duration Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $135,151 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,864 at a weighted average interest rate of 2.163%. On March 31, 2009, securities valued at $348,543 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,653 and cash of $18,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	340	$4,636
90-Day Eurodollar December Futures	Long	12/2009	2,074	9,087
90-Day Eurodollar June Futures	Long	06/2009	5,501	27,059
90-Day Eurodollar March Futures	Long	03/2010	1,209	6,029
90-Day Eurodollar September Futures	Long	09/2009	3,505	18,212
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,477
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	26,906

				$93,406

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$15,700	$(6,656)	$0	$(6,656)
American International Group, Inc.	DUB	1.400%	06/20/2013	22.388%	16,200	(7,191)	0	(7,191)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	20,200	(8,975)	0	(8,975)
American International Group, Inc.	GSC	1.800%	06/20/2013	22.388%	2,000	(871)	0	(871)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	20,300	(9,028)	0	(9,028)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	20,000	(2,103)	0	(2,103)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	43,300	(7)	0	(7)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	1,300	(261)	0	(261)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	2,200	(451)	0	(451)

166	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	$4,500	$(1,126)	$0	$(1,126)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	13.959%	7,500	(1,868)	0	(1,868)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	13.959%	10,000	(2,478)	0	(2,478)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	1,000	(202)	0	(202)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	400	(11)	0	(11)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	2,000	(411)	0	(411)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	9.275%	6,300	(902)	0	(902)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	2,000	(385)	0	(385)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	6,300	(510)	0	(510)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	2,800	(225)	0	(225)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	1,800	(144)	0	(144)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	16,600	(1,903)	0	(1,903)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	10,200	(1,057)	0	(1,057)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	9.036%	32,700	(5,017)	0	(5,017)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	1,900	(242)	0	(242)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	8,000	(112)	0	(112)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	10.026%	16,700	(1,328)	0	(1,328)
General Motors Corp.	BCLY	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	600	(489)	0	(489)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	3,300	(2,697)	0	(2,697)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	1,800	(1,469)	0	(1,469)
General Motors Corp.	GSC	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	700	(572)	0	(572)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	800	(653)	0	(653)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	1,100	(867)	0	(867)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	2,000	(681)	0	(681)
GMAC LLC	CITI	3.720%	09/20/2012	18.913%	2,800	(949)	0	(949)
GMAC LLC	DUB	3.200%	09/20/2012	18.913%	5,500	(1,929)	0	(1,929)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	4,300	(1,508)	0	(1,508)
GMAC LLC	JPM	3.250%	09/20/2012	18.913%	7,500	(2,622)	0	(2,622)
GMAC LLC	JPM	3.370%	09/20/2012	18.913%	10,000	(3,468)	0	(3,468)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	13,000	(4,420)	0	(4,420)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	2,000	(676)	0	(676)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	8,300	(2,599)	0	(2,599)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,200	(352)	(450)	98
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	43,300	(332)	0	(332)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	6,000	(46)	0	(46)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	4,900	(551)	0	(551)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	38,400	(6,431)	0	(6,431)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,000	12	0	12
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	500	(35)	0	(35)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	6,000	(7)	0	(7)
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	43,300	(429)	0	(429)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	6,200	(2,260)	0	(2,260)
SLM Corp.	BOA	4.600%	03/20/2010	42.889%	100	(26)	(20)	(6)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	100	(39)	(30)	(9)
SLM Corp.	BOA	4.930%	03/20/2013	27.118%	100	(36)	(27)	(9)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	200	(73)	(54)	(19)
SLM Corp.	BOA	5.000%	12/20/2013	25.406%	100	(37)	(28)	(9)
SLM Corp.	BOA	5.000%	03/20/2014	24.944%	100	(37)	(29)	(8)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	2,900	(229)	0	(229)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	4,300	(153)	0	(153)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	43,300	(6,386)	0	(6,386)

						$(112,282)	$(638)	$(111,644)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$(1,132)	$0	$(1,132)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	2,800	(1,111)	0	(1,111)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	5,500	(2,225)	0	(2,225)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	1,900	(768)	0	(768)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	3,900	(1,554)	0	(1,554)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	1,700	(675)	0	(675)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	3,000	(1,195)	0	(1,195)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	4,700	(1,865)	0	(1,865)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,841	(4,675)	0	(4,675)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,778	(1,083)	0	(1,083)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,143	(1,240)	0	(1,240)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	4	0	4

See Accompanying Notes	Annual Report	March 31, 2009	167

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	$39,183	$20	$0	$20
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	(58)	0	(58)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	(122)	0	(122)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	(69)	0	(69)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	(126)	0	(126)

					$(19,300)	$0	$(19,300)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,108	$1	$1,107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	485	0	485
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	526	10	516
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	142	0	142
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	140	0	140
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	159	0	159
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	36	1	35
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	(50)	0	(50)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(10)	0	(10)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	224	(45)	269
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	227	(36)	263
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	268	29	239
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	278	17	261
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	879	(32)	911
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	14,298	(391)	14,689
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	3,150	(305)	3,455
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	4,341	(368)	4,709
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,204	0	5,204
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,671	1,769	2,902
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,360	(1,604)	6,964
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		213,100	7,003	(545)	7,548
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		900	45	33	12
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		18,600	928	679	249
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		14,800	738	466	272
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		16,100	802	368	434
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,000	(2,068)	90	(2,158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		77,600	(21,154)	(346)	(20,808)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,400	127	(290)	417
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		9,700	(3,351)	347	(3,698)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		7,300	(2,522)	112	(2,634)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		18,400	(6,357)	376	(6,733)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		5,400	(1,866)	74	(1,940)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	125,900	900	1,018	(118)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	8,800	107	(208)	315
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	890	(180)	1,070
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,925	(27)	1,952

							$17,701	$1,033	$16,668

168	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$131,000	$1,401	$4,934
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,397
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,322
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	8,158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	11,432
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,790

							$9,382	$35,033

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	777	$243	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	28,000	$311	$12
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		15,000	158	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		11,000	118	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		39,500	451	16
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		19,000	200	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$57,700	116	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		57,700	300	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	195	43
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	112	30
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		30,500	90	12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		24,000	94	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,500	357	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,500	247	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		53,500	505	86
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		10,000	94	16
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	109	30
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		105,500	475	7
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		105,500	479	6
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		13,000	93	21
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		49,500	234	55
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,500	265	44
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		13,500	58	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		25,000	178	40
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		129,000	472	49

								$5,711	$507

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$572,100	EUR	0	$10,094
Sales	12,882	1,367,700		157,500	23,601
Closing Buys	(739)	(957,400)		(45,000)	(20,840)
Expirations	(11,366)	(70,500)		0	(6,901)
Exercised	0	0		0	0

Balance at 03/31/2009	777	$911,900	EUR	112,500	$ 5,954

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2024	$44,800	$46,424	$46,697

See Accompanying Notes	Annual Report	March 31, 2009	169

Schedule of Investments  Low Duration Fund  (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(20)	$(20)
Sell		BCLY	3,819	04/2009	0	(9)	(9)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Sell		HSBC	3,832	04/2009	0	(8)	(8)
Buy	AUD	UBS	11,746	05/2009	0	(82)	(82)
Buy	BRL	HSBC	12,212	04/2009	0	(157)	(157)
Sell		HSBC	17,162	04/2009	253	0	253
Buy		JPM	10,670	04/2009	0	(138)	(138)
Sell		JPM	5,720	04/2009	82	0	82
Buy		BCLY	898	06/2009	13	0	13
Sell		BCLY	6,413	06/2009	0	(54)	(54)
Buy		HSBC	18,991	06/2009	18	(247)	(229)
Sell		HSBC	16,767	06/2009	9	(20)	(11)
Buy		JPM	5,721	06/2009	0	(80)	(80)
Sell		JPM	1,857	06/2009	0	(34)	(34)
Buy		MLP	1,864	06/2009	14	0	14
Sell		MLP	1,864	06/2009	0	(35)	(35)
Buy		RBC	11,952	06/2009	0	(1,206)	(1,206)
Buy		RBS	12,309	06/2009	99	0	99
Sell		RBS	12,309	06/2009	0	(109)	(109)
Buy	CAD	JPM	5,688	04/2009	0	(120)	(120)
Buy	CLP	DUB	2,743,870	05/2009	480	0	480
Sell		HSBC	2,743,870	05/2009	0	(439)	(439)
Buy	CNY	BCLY	89,648	07/2009	0	(719)	(719)
Sell		BCLY	49,683	07/2009	0	(328)	(328)
Sell		CITI	132,306	07/2009	0	(516)	(516)
Buy		DUB	284,104	07/2009	0	(2,297)	(2,297)
Sell		DUB	229,955	07/2009	0	(878)	(878)
Buy		HSBC	90,750	07/2009	0	(632)	(632)
Sell		HSBC	90,819	07/2009	0	(345)	(345)
Buy		JPM	88,551	07/2009	0	(770)	(770)
Sell		JPM	50,288	07/2009	0	(332)	(332)
Buy		BCLY	27,585	09/2009	57	0	57
Sell		BCLY	55,781	09/2009	0	(209)	(209)
Buy		CITI	17,769	09/2009	45	0	45
Sell		CITI	53,796	09/2009	0	(189)	(189)
Buy		DUB	80,518	09/2009	186	0	186
Buy		HSBC	35,917	09/2009	86	0	86
Sell		HSBC	21,275	09/2009	0	(84)	(84)
Buy		JPM	14,634	09/2009	26	0	26
Sell		JPM	45,571	09/2009	0	(178)	(178)
Buy		BCLY	15,782	03/2010	0	(20)	(20)
Buy		HSBC	15,819	03/2010	0	(14)	(14)
Buy		JPM	96,305	03/2010	0	(99)	(99)
Buy	EUR	BCLY	1,797	04/2009	0	(47)	(47)
Sell		HSBC	33,802	04/2009	0	(2,222)	(2,222)
Buy	GBP	CITI	5,593	04/2009	0	(215)	(215)
Buy		DUB	7,850	04/2009	0	(153)	(153)
Sell		DUB	26,952	04/2009	399	0	399
Buy		GSC	3,927	04/2009	0	(75)	(75)
Buy		MSC	6,731	04/2009	0	(234)	(234)
Sell		MSC	45,108	04/2009	528	0	528
Buy		UBS	9,400	04/2009	0	(381)	(381)
Buy	INR	BCLY	279,767	04/2009	5	(99)	(94)
Sell		BCLY	201,170	04/2009	0	(146)	(146)
Buy		BOA	186,509	04/2009	5	0	5
Buy		CITI	157,500	04/2009	0	(47)	(47)
Buy		DUB	158,256	04/2009	0	(22)	(22)
Sell		DUB	174,057	04/2009	0	(108)	(108)
Buy		HSBC	234,578	04/2009	0	(68)	(68)
Sell		JPM	641,383	04/2009	0	(399)	(399)
Sell	JPY	BNP	622,908	05/2009	108	0	108
Buy		RBS	953,717	05/2009	0	(42)	(42)
Sell		MSC	622,907	06/2009	99	0	99
Buy	KWD	HSBC	577	04/2009	0	(231)	(231)
Sell		HSBC	577	04/2009	59	0	59
Buy	MYR	BCLY	5,352	04/2009	0	(62)	(62)
Sell		BCLY	8,983	04/2009	0	(9)	(9)
Buy		BOA	4,555	04/2009	0	(51)	(51)
Buy		CITI	9,142	04/2009	0	(93)	(93)
Sell		CITI	4,395	04/2009	0	(6)	(6)
Buy		HSBC	10,517	04/2009	0	(66)	(66)

170	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	JPM	16,187	04/2009	$0	$(35)	$(35)
Buy	PHP	BCLY	7,731	05/2009	2	0	2
Buy		CITI	190,519	05/2009	11	(21)	(10)
Sell		DUB	255,480	05/2009	0	(404)	(404)
Buy		JPM	57,230	05/2009	1	0	1
Buy	RUB	JPM	388,164	05/2009	0	(4,779)	(4,779)
Sell		UBS	388,164	05/2009	4,669	0	4,669
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Sell		HSBC	3,923	04/2009	0	(8)	(8)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Sell		JPM	3,915	04/2009	0	(7)	(7)
Sell	SGD	BCLY	15,531	04/2009	59	(1)	58
Buy		CITI	22,931	04/2009	0	(638)	(638)
Sell		CITI	10,514	04/2009	20	0	20
Buy		DUB	15,345	04/2009	0	(324)	(324)
Buy		HSBC	7,255	04/2009	0	(191)	(191)
Sell		HSBC	24,403	04/2009	32	(6)	26
Sell		JPM	10,459	04/2009	20	(1)	19
Buy		RBS	8,807	04/2009	0	(203)	(203)
Buy		UBS	6,568	04/2009	0	(123)	(123)
Buy		HSBC	7,854	07/2009	0	(271)	(271)
Sell		HSBC	7,854	07/2009	5	(2)	3

					$7,390	$(22,206)	$(14,816)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$367,261	$11,447,043	$16,471	$11,830,775
Short Sales, at value	0	(46,697)	0	(46,697)
Other Financial Instruments ++	93,406	(131,463)	1,786	(36,271)

Total	$460,667	$11,268,883	$18,257	$11,747,807

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$133,258	$(2,230)	$583	$8	$(12,578)	$(102,570)	$16,471
Other Financial Instruments ++	(3,360)	0	0	0	(958)	6,104	1,786

Total	$129,898	$(2,230)	$583	$8	$(13,536)	$(96,466)	$18,257

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	171

Schedule of Investments Money Market Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.6%

Fannie Mae
3.250% due 02/10/2010	$7,000	$7,136

Federal Home Loan Bank
1.206% due 12/02/2009	10,000	10,011
1.241% due 04/07/2009	26,000	26,003

Total U.S. Government Agencies (Cost $43,150)		43,150

SHORT-TERM INSTRUMENTS 94.3%

COMMERCIAL PAPER 68.4%

Fannie Mae
0.129% due 04/13/2009	61,600	61,598
0.196% due 04/03/2009	3,400	3,400

Federal Home Loan Bank
0.221% due 04/09/2009	16,715	16,715
0.270% due 04/01/2009	38,000	38,000
0.270% due 04/01/2009	38,000	38,000
0.440% due 05/13/2009	25,000	24,987
0.760% due 01/27/2010	15,800	15,800

Freddie Mac
0.330% due 04/01/2009	45,000	45,000
0.440% due 06/15/2009	63,000	62,942
0.480% due 06/22/2009	6,400	6,393
0.500% due 06/02/2009	36,000	35,969
0.530% due 09/08/2009	35,400	35,317
0.610% due 09/25/2009	35,500	35,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.685% due 09/21/2009	$5,000	$4,984
0.868% due 01/04/2010	4,700	4,675
1.024% due 02/05/2010	15,000	14,871

World Bank
0.450% due 06/09/2009	3,000	2,997

		447,042

REPURCHASE AGREEMENTS 25.7%

Barclays Capital, Inc.
0.240% due 04/01/2009	17,600	17,600
(Dated 03/25/2009. Collateralized by Fannie Mae 5.000% due 03/01/2036 valued at $17,844. Repurchase proceeds are $17,600.)

Credit Suisse Securities (USA) LLC
0.150% due 04/01/2009	17,100	17,100
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 0.875% due 03/31/2011 valued at $17,541. Repurchase proceeds are $17,100.)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	98,800	98,800
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $101,168. Repurchase proceeds are $98,801.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.270% due 04/01/2009	$33,800	$33,800
(Dated 03/31/2009. Collateralized by Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $34,797. Repurchase proceeds are $33,800.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	250	250
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $260. Repurchase proceeds are $250.)

		167,550

U.S. TREASURY BILLS 0.2%

0.119% due 04/09/2009	1,585	1,585

Total Short-Term Instruments (Cost $616,177)		616,177

Total Investments 100.9% (Cost $659,327)		$659,327

Other Assets and Liabilities (Net) (0.9%)		(5,990)

Net Assets 100.0%		$653,337

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$659,327	$0	$659,327
Other Financial Instruments ++	0	0	0	0

Total	$0	$659,327	$0	$659,327

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

172	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 1.9%

Short-Term Floating NAV Portfolio	1,800,582	$18,015

Total PIMCO Funds (Cost $18,015)		18,015

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.9%

American International Group, Inc.
1.252% due 10/18/2011	$500	262
4.250% due 05/15/2013	800	324
5.050% due 10/01/2015	1,800	801
5.450% due 05/18/2017	1,100	436
8.250% due 08/15/2018	7,400	3,172

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,018	993

Citigroup, Inc.
1.445% due 03/16/2012	5,000	3,724

General Electric Capital Corp.
1.339% due 07/27/2012	5,000	4,105
1.428% due 05/11/2016	2,000	1,307

Merrill Lynch & Co., Inc.
1.370% due 11/01/2011	5,495	4,496

Morgan Stanley
3.338% due 05/14/2010	5,000	4,872

Roche Holdings, Inc.
3.249% due 02/25/2011	9,000	8,989

SLM Corp.
8.450% due 06/15/2018	7,800	4,219

Total Corporate Bonds & Notes (Cost $43,374)		37,700

U.S. GOVERNMENT AGENCIES 170.8%

Fannie Mae
0.000% due 07/25/2022 (a)	40	36
0.582% due 12/25/2036	12,497	11,174
0.642% due 03/25/2034	1,268	1,131
0.672% due 08/25/2034 - 10/25/2035	10,095	9,817
0.722% due 10/27/2037	36,200	32,603
0.762% due 06/25/2033	190	146
0.782% due 06/25/2032	496	421
0.822% due 03/25/2018	1,031	1,015
0.862% due 11/25/2032	414	342
0.872% due 11/25/2032	96	94
0.956% due 04/18/2028	6	6
0.972% due 05/25/2023	1,102	1,075
1.022% due 03/25/2017 - 07/25/2034	3,853	3,782
1.032% due 10/25/2031	580	575
1.212% due 02/25/2024	801	788
1.522% due 04/25/2032	822	811
1.531% due 05/01/2033	510	516
1.562% due 04/25/2023	3	3
3.022% due 08/01/2042 - 10/01/2044	5,522	5,434
3.487% due 08/01/2027	915	921
3.800% due 11/01/2035	668	684
4.000% due 08/01/2018 - 05/01/2024	30,766	31,238
4.121% due 12/01/2034	778	782
4.145% due 04/01/2033	597	601
4.208% due 03/01/2032	198	200
4.292% due 02/01/2035	251	256
4.303% due 09/01/2034	1,019	1,036
4.375% due 02/01/2035	308	314
4.472% due 02/01/2035	134	136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 04/01/2013 - 04/01/2024	$30,906	$31,839
4.552% due 05/01/2035	650	664
4.561% due 02/01/2035	204	208
4.572% due 12/01/2034	258	264
4.643% due 07/01/2035	193	194
4.654% due 05/25/2035	801	824
4.697% due 03/01/2035	139	141
4.737% due 12/01/2034	36	36
4.747% due 01/01/2035	152	157
4.752% due 03/01/2035	168	171
4.764% due 01/01/2035	180	184
4.768% due 01/01/2035	246	251
4.790% due 02/01/2035 - 10/01/2035	224	229
4.806% due 11/01/2034	112	115
4.807% due 10/01/2035	415	425
4.828% due 01/01/2035	720	730
4.853% due 01/01/2035	254	255
4.875% due 03/01/2027	99	100
4.878% due 07/01/2035	190	190
4.903% due 02/01/2035	390	398
4.919% due 07/01/2035	446	458
4.944% due 04/01/2035	1,626	1,666
4.970% due 10/01/2028	13	13
5.000% due 10/01/2012 - 04/01/2039	62,639	64,790
5.000% due 05/01/2034 - 06/01/2035 (f)	140,008	144,790
5.002% due 12/01/2035	1,677	1,721
5.047% due 08/01/2036	2,916	2,976
5.082% due 09/01/2035	1,212	1,247
5.107% due 02/01/2036	902	930
5.122% due 05/01/2035	150	153
5.178% due 05/01/2035	956	980
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	3	3
5.347% due 11/01/2035	748	774
5.350% due 11/01/2035	779	806
5.500% due 04/01/2011 - 04/01/2039	74,053	76,960
5.500% due 11/01/2032 - 01/01/2039 (f)	327,029	340,027
5.630% due 10/01/2032	286	291
5.990% due 08/01/2017	1,100	1,125
6.000% due 07/01/2017 - 04/01/2039	27,736	29,027
6.000% due 02/01/2035 - 09/01/2038 (f)	114,277	119,544
6.147% due 05/01/2023	24	24
6.229% due 10/01/2036	3,093	3,221
6.500% due 06/01/2021 - 04/01/2039	16,957	17,889
6.500% due 09/01/2033 - 07/01/2038 (f)	45,708	48,206
7.000% due 09/25/2023	3	3
7.446% due 06/01/2030	33	34
7.500% due 10/01/2028 - 09/01/2034	838	907
7.500% due 11/01/2029 - 09/01/2035 (f)	5,234	5,743
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	37	39

Federal Housing Administration
7.430% due 06/01/2019	209	210

Freddie Mac
0.706% due 08/15/2019	2,577	2,498
0.786% due 02/15/2019	6,180	5,983
0.856% due 04/15/2017	237	235
0.956% due 06/15/2032 - 12/15/2032	992	964
1.006% due 12/15/2031	406	399
1.056% due 09/15/2030	42	42
1.462% due 02/15/2021	607	603
3.022% due 10/25/2044	2,834	2,762

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.023% due 02/25/2045	$693	$595
3.500% due 12/15/2022	1	1
4.041% due 01/01/2034	70	71
4.247% due 02/01/2035	115	118
4.332% due 11/01/2031	82	82
4.367% due 02/01/2035	47	48
4.381% due 01/01/2035	199	203
4.405% due 02/01/2018	58	59
4.424% due 04/01/2035	318	321
4.485% due 03/01/2034	1,477	1,497
4.500% due 04/01/2020 - 03/15/2021	27	28
4.597% due 01/01/2035	668	683
4.629% due 02/01/2035	41	41
4.634% due 03/01/2035	76	77
4.735% due 03/01/2035	504	517
4.749% due 04/01/2035	380	385
4.905% due 09/01/2035	755	773
4.909% due 05/01/2032	52	51
5.000% due 04/01/2039	60,000	61,866
5.000% due 01/01/2037 - 07/01/2038 (f)	2,844	2,936
5.110% due 05/01/2035	520	535
5.245% due 02/01/2028	177	180
5.256% due 08/01/2036	155	160
5.294% due 06/01/2035	145	149
5.335% due 09/01/2035	4,498	4,642
5.353% due 06/01/2037	263	271
5.383% due 10/01/2036	1,562	1,610
5.500% due 12/01/2017 - 04/01/2039	163,721	169,921
5.500% due 06/01/2036 - 02/01/2038 (f)	2,393	2,488
6.000% due 11/01/2036 - 03/01/2038 (f)	12,579	13,168
6.000% due 12/01/2036 - 04/01/2039	30,989	32,406
6.136% due 08/01/2025	8	8
6.204% due 07/01/2030	20	20
6.363% due 11/01/2028	7	7
6.500% due 12/15/2023 - 05/15/2028	1,814	1,936
7.500% due 03/01/2038 (f)	4,443	4,709
8.000% due 06/15/2026	20	21

Ginnie Mae
0.756% due 02/16/2032 - 07/16/2032	445	433
0.806% due 08/16/2032	1,810	1,763
0.956% due 06/16/2027	49	49
1.106% due 04/16/2032	343	336
4.125% due 12/20/2021 - 11/20/2023	21	22
4.500% due 08/20/2033 - 05/01/2039	27,046	27,598
4.625% due 07/20/2022 - 08/20/2026	45	46
5.375% due 02/20/2017 - 03/20/2027	32	33
5.500% due 03/20/2016 - 05/01/2039	37,500	39,086
6.000% due 02/15/2032 - 04/01/2039	248,427	259,954
6.500% due 07/15/2024 - 10/15/2038	10,119	10,626
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,628,427)		1,663,947

MORTGAGE-BACKED SECURITIES 15.2%

American Home Mortgage Assets
0.752% due 09/25/2046	272	56
0.812% due 08/25/2037	2,000	70
2.553% due 11/25/2046	766	227

See Accompanying Notes	Annual Report	March 31, 2009	173

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Investment Trust
0.762% due 05/25/2047	$403	$79

Banc of America Funding Corp.
0.835% due 05/20/2035	211	87
6.106% due 01/20/2047	1,721	811

Banc of America Structural Security Trust
1.064% due 10/11/2033	809	793

Banktrust Mortgage Trust
5.700% due 12/01/2023	56	53

BCAP LLC Trust
0.692% due 01/25/2037	3,375	1,293

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	1,020	168
5.356% due 08/25/2036	6,300	2,115
5.891% due 11/25/2036	2,781	1,270

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	4,686
5.405% due 12/11/2040	9,000	7,104
5.471% due 01/12/2045	3,100	2,321
5.540% due 09/11/2041	5,600	4,666

CBA Commercial Small Balance Commercial Mortgage
0.802% due 12/25/2036	792	357

CC Mortgage Funding Corp.
0.652% due 05/25/2048	2,337	847
0.802% due 01/25/2035	124	110

Citigroup Mortgage Loan Trust, Inc.
1.322% due 08/25/2035	1,209	1,001

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	2,000	1,417

Countrywide Alternative Loan Trust
0.732% due 05/25/2035	1,233	534
0.745% due 07/20/2046	303	110
0.752% due 08/25/2046	632	125
0.772% due 09/25/2046	450	40
0.772% due 10/25/2046	310	68
0.782% due 07/25/2046	450	38
0.792% due 05/25/2036	288	42
0.825% due 09/20/2046	450	37
0.862% due 10/25/2046	450	42
0.872% due 06/25/2037	424	95
0.892% due 11/25/2035	103	21
0.942% due 12/25/2035	189	39
1.032% due 11/20/2035	450	57
1.292% due 11/25/2035	305	113

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 02/25/2035	36	18
0.812% due 04/25/2035	783	337
0.822% due 04/25/2046	331	51
0.842% due 03/25/2035	2,493	1,067
0.862% due 03/25/2036	210	37
0.872% due 02/25/2036	204	37
0.982% due 09/25/2034	683	186
4.785% due 11/25/2034	2,518	1,540
4.938% due 04/25/2035	1,424	1,071
5.390% due 02/25/2047	4,247	1,806
5.594% due 03/25/2037	4,127	1,773

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	6,025

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	36	27

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	450	40
0.876% due 07/19/2045	162	39

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	3,669	2,609
5.846% due 08/25/2037	17,990	10,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	$450	$51
0.722% due 12/25/2046	450	45
0.732% due 10/25/2046	450	53
0.752% due 06/25/2045	635	281
0.792% due 04/25/2036	303	93
0.842% due 09/25/2046	450	25
0.862% due 10/25/2046	450	26

GSR Mortgage Loan Trust
0.782% due 08/25/2046	319	53

Harborview Mortgage Loan Trust
0.756% due 09/19/2046	280	106
0.776% due 05/19/2047	2,618	938
0.806% due 01/19/2038	329	57
0.806% due 09/19/2046	280	56
0.866% due 11/19/2035	1,847	705

Homebanc Mortgage Trust
0.702% due 12/25/2036	625	263

Indymac Index Mortgage Loan Trust
0.712% due 04/25/2037	404	71
0.722% due 11/25/2046	452	53
0.762% due 04/25/2035	1,710	717
0.772% due 02/25/2037	450	59
0.792% due 06/25/2037	421	90
0.812% due 11/25/2036	727	115
0.842% due 02/25/2035	1,069	443
5.278% due 06/25/2035	4,398	2,494

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	6,962	4,050

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	11,483	8,282
5.305% due 01/15/2049	7,000	5,624
5.882% due 02/15/2051	500	355

MASTR Adjustable Rate Mortgages Trust
0.822% due 05/25/2047	450	47
0.862% due 05/25/2047	450	38

MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,230	845

Mellon Residential Funding Corp.
0.906% due 11/15/2031	524	404

Merrill Lynch Alternative Note Asset
5.607% due 06/25/2037	5,409	2,199

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,400	992
5.378% due 08/12/2048	3,390	2,140

MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025	22	12
4.250% due 10/25/2035	3,115	2,510

Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,133

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	20	19

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	986	821

Prime Mortgage Trust
5.000% due 02/25/2019	330	322

Residential Accredit Loans, Inc.
0.682% due 01/25/2037	9,336	3,846
0.702% due 06/25/2046	7,421	2,846
0.702% due 02/25/2047	390	73
0.722% due 12/25/2046	450	56
0.752% due 05/25/2037	419	84
0.792% due 05/25/2046	450	55
0.922% due 10/25/2045	217	88
5.220% due 08/25/2035	382	166

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	458	448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
6.000% due 03/25/2037	$3,377	$2,054

Sequoia Mortgage Trust
0.895% due 07/20/2033	202	154
0.906% due 10/19/2026	330	265
0.925% due 10/20/2027	85	69

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	3,064	1,069
3.222% due 05/25/2035	1,917	668
5.423% due 09/25/2035	5,195	2,933

Structured Asset Mortgage Investments, Inc.
0.772% due 09/25/2047	721	154
0.782% due 05/25/2046	377	79
0.822% due 08/25/2036	450	54
1.072% due 09/25/2047	6,532	1,354
1.216% due 09/19/2032	132	100

Structured Asset Securities Corp.
1.022% due 12/25/2033	1,769	1,617

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	1,704	1,473
0.642% due 09/25/2046	9,036	7,774
1.202% due 04/25/2043	1,401	1,245

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,995	1,376

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	355	213
0.792% due 12/25/2045	2,230	923
0.932% due 11/25/2045	450	107
0.932% due 12/25/2045	450	71
0.990% due 11/25/2034	265	88
1.022% due 07/25/2044	495	213
1.062% due 12/25/2027	1,959	1,385
1.222% due 12/25/2045	396	90
2.383% due 06/25/2047	400	68
2.443% due 07/25/2047	406	150
2.633% due 02/25/2046	1,292	482
3.753% due 03/25/2033	1,389	1,174
3.955% due 10/25/2046	6,017	2,362
4.264% due 08/25/2033	1,211	1,007
5.634% due 12/25/2036	7,193	3,883

Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.772% due 07/25/2046	144	41
2.393% due 04/25/2047	411	112
2.403% due 04/25/2047	388	82
2.473% due 05/25/2047	385	106

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	10,186	8,747

Total Mortgage-Backed Securities (Cost $214,374)		147,962

ASSET-BACKED SECURITIES 12.1%

American Express Credit Account Master Trust
1.506% due 08/15/2012	8,000	7,848

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	25	10
1.222% due 10/25/2031	22	13

Amresco Residential Securities Mortgage Loan Trust
1.017% due 06/25/2028	406	262
1.077% due 06/25/2027	302	252
1.077% due 09/25/2027	734	617
1.152% due 09/25/2028	923	564

Argent Securities, Inc.
1.372% due 11/25/2034	2,500	995

BA Credit Card Trust
1.756% due 12/16/2013	10,000	9,411

174	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	$7,783	$7,701
2.006% due 10/15/2012	1,000	918

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	1,021	969
0.806% due 09/15/2011	5,600	5,544
1.206% due 11/15/2011	10,000	9,876
4.260% due 05/15/2013	8,500	8,475
4.550% due 03/15/2013	4,000	4,026

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	102	67

Citibank Omni Master Trust
1.623% due 12/23/2013	6,100	5,530

Citigroup Mortgage Loan Trust, Inc.
0.762% due 08/25/2035	109	93

Conseco Finance
2.056% due 05/15/2032	1,049	793

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,718	864

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	262	257
0.862% due 06/25/2033	1,031	514

EMC Mortgage Loan Trust
1.272% due 08/25/2040	255	219

First Franklin Mortgage Loan Asset-Backed Certificates
0.632% due 09/25/2036	5,500	4,297

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	20,000	18,700

Franklin Auto Trust
1.545% due 10/20/2011	5,408	5,289
2.125% due 06/20/2012	1,000	943

GSAA Trust
0.822% due 03/25/2037	700	118
0.822% due 05/25/2047	1,896	577

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	1,705	1,265

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
0.692% due 04/25/2046	$389	$311
0.752% due 06/25/2046	301	53
0.752% due 08/25/2046	346	72
0.762% due 09/25/2046	340	54
0.762% due 11/25/2046	329	61
0.772% due 08/25/2046	451	46
0.842% due 11/25/2046	450	82

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	200	45
0.882% due 04/25/2037	1,700	647

Park Place Securities, Inc.
1.022% due 07/25/2035 (j)	5,000	2,267

Quest Trust
1.422% due 06/25/2034	1,788	1,565

Renaissance Home Equity Loan Trust
0.902% due 12/25/2032	54	31
0.962% due 08/25/2033	307	180

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047	700	379

Residential Funding Mortgage Securities II, Inc.
0.622% due 02/25/2036	960	937

Salomon Brothers Mortgage Securities VII, Inc.
1.497% due 10/25/2028	923	750

SLM Student Loan Trust
2.659% due 04/25/2023	9,484	9,321

Soundview Home Equity Loan Trust
0.602% due 06/25/2037	2,182	1,643

Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	35	23

Structured Asset Securities Corp.
0.812% due 01/25/2033	43	22

United National Home Loan Owner Trust
6.910% due 03/25/2025	407	390

Wells Fargo Home Equity Trust
0.762% due 10/25/2035	542	495
0.772% due 12/25/2035	1,058	970

Total Asset-Backed Securities (Cost $128,592)		117,377

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	72,000	$389

Total Convertible Preferred Stocks (Cost $5,400)		389

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$2,900	2,900
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,971. Repurchase proceeds are $2,900.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	3,000	3,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,063. Repurchase proceeds are $3,000.)

		5,900

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (e)	310	310

U.S. TREASURY BILLS 1.5%
0.150% due 04/09/2009 - 06/11/2009 (b)(d)(e)	14,245	14,493

Total Short-Term Instruments (Cost $20,454)		20,703

Total Investments 206.0% (Cost $2,058,636)		$2,006,093

Written Options (i) (0.0%) (Premiums $404)		(96)

Other Assets and Liabilities (Net) (106.0%)		(1,031,936)

Net Assets 100.0%		$974,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	The Mortgage-Backed Securities Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $13,166 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $1,250 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $517,620 at a weighted average interest rate of 1.861%. On March 31, 2009, securities valued at $637,704 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,094 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	399	$1,712

See Accompanying Notes	Annual Report	March 31, 2009	175

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$447	$0	$447

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$5,000	$4,597	$650	$3,947
CMBX.NA AAA 2 Index	DUB	(0.070%	)	03/15/2049	2,800	815	815	0
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	8,000	2,747	656	2,091
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	2,800	982	982	0

						$9,141	$3,103	$6,038

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	GSC	2.420%		05/25/2046	$678	$(645)	$(223)	$(422)
ABX.HE BBB 06-2 Index	DUB	1.330%		05/25/2046	2,781	(2,678)	(1,495)	(1,183)
ABX.HE BBB 06-2 Index	RBS	1.330%		05/25/2046	2,086	(1,999)	(1,137)	(862)

						$(5,322)	$(2,855)	$(2,467)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP	$6,000	$(89)	$(227)	$138
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	10,000	(1,657)	(1,725)	68
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	DUB	1,000	93	65	28
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	2,000	186	124	62
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	9,300	(2,144)	(557)	(1,587)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(2,492)	274	(2,766)
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	2,062	900	1,162

						$(4,041)	$(1,146)	$(2,895)

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	201	$37	$48
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	201	72	43

				$109	$91

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,700	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,700	35	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,700	98	1

176	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	$19,700	$108	$1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,100	11	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,100	15	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	2

							$295	$5

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	902	101,000	939
Closing Buys	(500)	(40,000)	(535)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	402	$61,000	$404

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	1.022%	07/25/2035	03/13/2008	$4,300	$2,267	0.23%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2024	$1,000	$1,029	$1,037
Fannie Mae	5.000%	04/01/2039	92,600	94,310	95,537
Fannie Mae	5.500%	04/01/2039	179,000	184,645	185,797
Fannie Mae	6.000%	04/01/2039	23,000	23,947	24,024
Fannie Mae	6.500%	04/01/2039	20,300	21,131	21,375
Freddie Mac	5.000%	12/01/2024	1,300	1,339	1,348
Ginnie Mae	5.500%	04/01/2039	6,000	6,168	6,245
Ginnie Mae	6.000%	04/01/2039	204,000	211,172	213,084

				$543,741	$548,447

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$18,404	$1,987,426	$263	$2,006,093
Short Sales, at value	0	(548,447)	0	(548,447)
Other Financial Instruments ++	1,712	(583)	1,610	2,739

Total	$20,116	$1,438,396	$1,873	$1,460,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Nets Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$10,213	$23,280	$128	$(5)	$(750)	$(32,603)	$263
Other Financial Instruments ++	5,678	0	0	0	(4,068)	0	1,610

Total	$15,891	$23,280	$128	$(5)	$(4,818)	$(32,603)	$1,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	177

Schedule of Investments  Short-Term Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 6.6%

Short-Term Floating NAV Portfolio	28,292,970	$283,071

Total PIMCO Funds (Cost $283,034)		283,071

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Cablevision
2.306% due 03/30/2013	$2,468	2,245

Daimler Finance North America LLC
4.560% due 08/03/2012	15,662	8,447

HCA, Inc.
3.470% due 11/18/2013	3,549	3,028

MGM Mirage
4.750% due 10/03/2011	9,000	3,938

NRG Energy, Inc.
1.359% due 02/01/2013	316	285
1.979% due 02/01/2013	134	121
2.959% due 02/01/2013	458	414

Total Bank Loan Obligations (Cost $30,824)		18,478

CORPORATE BONDS & NOTES 29.2%

BANKING & FINANCE 23.5%

Allstate Life Global Funding II
1.901% due 05/21/2010	31,000	29,546

American Express Bank FSB
0.583% due 06/22/2009	3,000	2,960
0.584% due 06/12/2009	2,700	2,668
5.500% due 04/16/2013	13,100	11,312

American Express Centurion Bank
0.583% due 03/23/2010	7,600	7,131
0.637% due 07/13/2010	5,300	4,876

American Express Credit Corp.
1.920% due 05/27/2010	19,000	17,942
2.256% due 06/19/2013	9,000	7,224
5.875% due 05/02/2013	7,800	6,857

American Honda Finance Corp.
1.634% due 02/05/2010	5,000	4,984

American International Group, Inc.
1.224% due 01/29/2010	26,800	16,918
6.250% due 03/15/2037	10,000	1,000

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,097

Bank of America Corp.
8.125% due 12/29/2049	2,800	1,152

Bank of America N.A.
1.822% due 05/12/2010	49,600	46,256

Bear Stearns Cos. LLC
1.262% due 10/22/2010	19,300	18,880
1.341% due 02/23/2010	17,200	17,000
1.360% due 02/01/2012	12,300	10,875
1.404% due 01/31/2011	1,200	1,142
1.446% due 11/28/2011	298	286
1.448% due 08/15/2011	4,300	3,975
6.950% due 08/10/2012	10,000	10,193

Calabash Re Ltd.
12.220% due 01/08/2010	2,300	2,252

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	700	659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
2.291% due 05/07/2010	$22,900	$20,562

Citigroup, Inc.
1.336% due 05/18/2011	3,400	2,747
1.381% due 08/13/2010	100	87
1.396% due 05/18/2010	300	270
1.445% due 03/16/2012	14,433	10,750
6.500% due 08/19/2013	32,100	29,535
8.400% due 04/29/2049	4,300	2,435

Credit Agricole S.A.
1.256% due 05/28/2009	14,300	14,275

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	306

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	2,055

General Electric Capital Corp.
1.300% due 11/01/2012	7,200	5,802
1.301% due 05/10/2010	5,200	4,885
1.411% due 03/11/2011	3,000	2,988
1.428% due 05/11/2016	11,165	7,296
1.431% due 11/21/2011	26,000	22,387
1.451% due 06/12/2012	3,200	2,752
1.580% due 09/15/2014	10,975	7,931
1.620% due 02/01/2011	250	227
2.151% due 05/22/2013	11,100	8,910

GMAC LLC
2.488% due 05/15/2009	2,600	2,473

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	200	199
1.307% due 12/23/2009	2,100	2,052
1.317% due 06/23/2009	43,210	42,926
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	13,800	11,936
1.455% due 07/23/2009	1,000	992
1.532% due 06/28/2010	5,260	5,022
1.821% due 10/07/2011	2,000	1,800
1.854% due 01/12/2015	300	222

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	5,200	5,044

HSBC Finance Corp.
1.192% due 10/21/2009	5,000	4,727
1.411% due 03/12/2010	3,200	2,836
1.491% due 05/10/2010	200	170
1.518% due 11/16/2009	4,000	3,835

ING Bank NV
2.625% due 02/09/2012	26,700	27,275

International Bank for Reconstruction & Development
1.506% due 03/04/2011	12,800	12,796

John Deere Capital Corp.
2.042% due 06/10/2011	1,100	1,046

JPMorgan Chase & Co.
0.583% due 05/07/2010	19,100	18,706
1.256% due 01/17/2011	700	667
1.348% due 05/16/2011	450	425
1.352% due 12/21/2011	300	272

KeyBank N.A.
3.511% due 06/02/2010	20,200	19,479

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,213

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

Merna Reinsurance Ltd.
1.870% due 07/07/2010	3,000	2,758

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	200	167
1.454% due 02/05/2010	442	417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.501% due 06/05/2012	$15,800	$12,278
1.544% due 09/09/2009	200	195
3.051% due 05/20/2009 (g)	7,600	7,558
3.472% due 05/12/2010	33,900	31,930
5.450% due 02/05/2013	200	164
6.050% due 08/15/2012	10,400	8,932

Metropolitan Life Global Funding I
1.278% due 05/17/2010	19,100	18,038
1.570% due 03/15/2012	1,100	878

Morgan Stanley
1.374% due 01/15/2010	500	478
1.392% due 01/18/2011	1,150	1,038
1.648% due 01/09/2012	22,700	18,231
2.111% due 12/01/2011	25,200	25,683
3.338% due 05/14/2010	17,500	17,052
5.300% due 03/01/2013	28,000	26,956

Mystic Re Ltd.
11.261% due 06/07/2011	1,400	1,329

National Australia Bank Ltd.
1.352% due 09/11/2009	8,900	8,900
1.691% due 02/08/2010	31,400	31,406

National City Bank
1.654% due 06/07/2017	1,800	1,113
6.200% due 12/15/2011	3,500	3,441

Pricoa Global Funding I
2.066% due 06/04/2010	28,900	26,035

Rabobank Capital Funding II
5.260% due 12/29/2049	3,000	1,351

Rabobank Nederland NV
1.412% due 04/06/2009	6,700	6,700
1.646% due 05/19/2010	30,300	29,943

RBS Capital Trust III
5.512% due 09/29/2049	4,000	1,602

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	3,400	3,280

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	2,000	1,909

SLM Corp.
1.319% due 07/26/2010	600	426

State Street Bank and Trust Co.
1.484% due 12/08/2015	5,700	3,942

State Street Capital Trust III
8.250% due 03/15/2042	14,000	8,296

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,007

UBS AG
2.154% due 05/05/2010	40,600	40,518

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	401

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	1,285

USB Capital IX
6.189% due 04/15/2049	100	40

Ventas Realty LP
6.750% due 06/01/2010	5,560	5,574

Vita Capital III Ltd.
2.525% due 01/01/2011	2,200	2,053

Wachovia Bank N.A.
2.138% due 05/14/2010	38,800	37,503

Wachovia Corp.
1.224% due 10/15/2011	9,300	8,251
1.411% due 03/01/2012	8,000	6,892
1.590% due 06/15/2017	10,000	5,917

178	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
0.523% due 03/22/2010	$7,600	$7,252
1.319% due 06/18/2010	2,150	2,030
3.552% due 05/01/2033	300	311
7.980% due 02/28/2049	200	94

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,000	2,180

Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,354

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	998

		1,008,132

INDUSTRIALS 4.5%

Comcast Corp.
1.460% due 07/14/2009	2,100	2,089

CVS Caremark Corp.
1.561% due 06/01/2010	7,800	7,519

DISH DBS Corp.
7.000% due 10/01/2013	500	466

General Mills, Inc.
1.252% due 01/22/2010	8,000	7,862

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,000	10,023

Hewlett-Packard Co.
1.371% due 03/01/2012	100	96

Honeywell International, Inc.
1.219% due 07/27/2009	20,600	20,612

International Business Machines Corp.
1.764% due 07/28/2011	8,400	8,283

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,105

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	13,000	12,540

Reynolds American, Inc.
2.020% due 06/15/2011	9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011	43,400	43,347

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,908

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	100	101
6.125% due 08/17/2026	900	890

Southern Co.
1.951% due 08/20/2010	5,300	5,295

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,291

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,434

Weyerhaeuser Co.
2.223% due 09/24/2009	10,300	10,028

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,891

Xerox Corp.
2.059% due 12/18/2009	2,000	1,946

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,997

		194,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.2%

AT&T, Inc.
1.334% due 02/05/2010	$11,900	$11,870

CMS Energy Corp.
2.044% due 01/15/2013	1,500	1,178

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,139

Midwest Generation LLC
8.300% due 07/02/2009	2,483	2,446

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Sprint Nextel Corp.
1.632% due 06/28/2010	14,200	13,146

		50,733

Total Corporate Bonds & Notes (Cost $1,312,398)		1,253,236

MUNICIPAL BONDS & NOTES 0.6%

Arcadia, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	500	479

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2031	3,050	2,962

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	17,000	17,128

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	2,500	2,403

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	458

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	4,600	4,388

Total Municipal Bonds & Notes (Cost $27,723)		27,818

U.S. GOVERNMENT AGENCIES 86.0%

Fannie Mae
0.582% due 12/25/2036 - 07/25/2037	5,719	5,081
0.642% due 03/25/2034	135	120
0.652% due 03/25/2036	764	652
0.672% due 08/25/2034	722	680
0.722% due 10/27/2037	300	270
0.822% due 03/25/2036	3,748	3,625
0.872% due 05/25/2042 - 03/25/2044	2,810	2,608
0.922% due 06/25/2032 - 09/25/2032	137	130
0.972% due 10/25/2030	23	23
1.044% due 09/17/2027	11	11
1.062% due 02/25/2022 - 12/25/2022	35	34
1.094% due 07/18/2027	8	7
1.122% due 10/25/2017	294	289
1.162% due 08/25/2022	20	20
1.212% due 12/25/2022	17	17
1.244% due 07/13/2010	17,500	17,516
1.262% due 09/25/2022	8	8
1.412% due 02/25/2023	6	6
1.422% due 04/25/2032	11	11
1.712% due 09/25/2023	141	140
3.022% due 06/01/2043 - 10/01/2044	13,459	13,306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.491% due 01/01/2032	$574	$575
3.650% due 01/01/2036	380	388
4.000% due 02/01/2018	24	24
4.007% due 05/01/2021 - 04/01/2029	228	228
4.257% due 06/01/2034	17	17
4.303% due 09/01/2034	764	777
4.405% due 11/01/2025 - 05/01/2036	12,755	12,754
4.469% due 07/01/2028	34	33
4.500% due 09/25/2025	110	112
4.540% due 05/01/2036	231	232
4.566% due 07/01/2034	31	32
4.680% due 11/01/2035	1,122	1,146
4.718% due 05/01/2035	725	740
4.756% due 08/01/2029	1,752	1,777
4.968% due 06/01/2035	870	894
4.970% due 08/01/2026	18	18
5.000% due 01/25/2017 - 04/01/2039	4,039	4,170
5.049% due 12/01/2040	422	428
5.055% due 05/01/2035	453	466
5.082% due 09/01/2035	507	522
5.155% due 10/01/2023	35	36
5.264% due 12/01/2035	414	428
5.457% due 07/01/2029	184	185
5.500% due 02/01/2014 - 05/01/2039	2,139,894	2,221,510
5.500% due 06/01/2038 (h)	337,842	351,118
5.788% due 12/01/2036	170	177
5.884% due 12/01/2036	181	188
5.950% due 02/25/2044	1,046	1,077
6.000% due 02/01/2019 - 12/01/2038	529,872	554,306
6.500% due 10/25/2023 (b)	13	0
6.500% due 11/01/2028 - 10/25/2042	975	1,013
7.000% due 03/01/2013	32	34
8.699% due 06/25/2032	488	518

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,302
4.020% due 06/30/2009	2,000	2,017
4.330% due 03/16/2010	2,500	2,579
4.500% due 06/22/2010	12,400	12,919

Federal Housing Administration
6.896% due 07/01/2020	311	310
7.350% due 04/01/2019	157	158
7.430% due 07/01/2021 - 09/01/2022	148	150
7.435% due 02/01/2019	178	179

Freddie Mac
0.562% due 12/25/2036	20,601	20,536
0.786% due 02/15/2019	65,649	63,558
0.906% due 12/15/2030 - 06/15/2031	347	342
0.956% due 06/15/2031	353	347
0.962% due 01/15/2022	1	1
1.006% due 12/15/2031	12	12
1.212% due 03/15/2020	4	4
1.312% due 03/15/2023	19	18
3.022% due 10/25/2044	7,487	7,297
3.023% due 02/25/2045	3,242	2,787
3.222% due 07/25/2044	14,016	13,739
4.500% due 08/01/2017 - 12/15/2025	3,144	3,213
5.000% due 01/15/2018 - 04/01/2039	4,364	4,469
5.032% due 08/01/2035	417	427
5.148% due 08/01/2035	606	625
5.500% due 05/01/2013 - 04/01/2038	29,124	30,027
6.000% due 03/15/2023	33	33
6.500% due 07/25/2043	461	487
6.750% due 08/15/2023	507	515

See Accompanying Notes	Annual Report	March 31, 2009	179

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
0.945% due 06/20/2030	$1	$1
1.056% due 02/16/2030	212	209
1.156% due 02/16/2030	133	132
1.206% due 02/16/2030	251	246
1.495% due 03/20/2031	929	918
4.125% due 10/20/2017 - 10/20/2027	858	862
4.625% due 07/20/2022 - 09/20/2029	2,555	2,566
5.000% due 02/20/2032	580	590
5.250% due 03/20/2029 - 03/20/2030	913	934
5.375% due 05/20/2021 - 05/20/2030	4,097	4,175
5.500% due 02/20/2019 - 04/01/2039	297,019	309,131
6.000% due 01/15/2032 - 03/15/2032	1,710	1,800
7.500% due 02/20/2030	141	151
8.000% due 12/15/2030 - 03/15/2032	156	170
8.500% due 06/20/2027	101	110

Small Business Administration
4.340% due 03/01/2024	386	402
4.524% due 02/10/2013	140	143
5.490% due 03/01/2028	282	307
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $3,615,073)		3,691,420

MORTGAGE-BACKED SECURITIES 8.0%

American Home Mortgage Assets
0.712% due 05/25/2046	4,297	1,517
0.712% due 09/25/2046	1,759	680
0.732% due 10/25/2046	7,532	2,446
2.333% due 02/25/2047	1,909	578
2.553% due 11/25/2046	3,629	1,077

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,532	1,769
4.440% due 02/25/2045	75	43
5.000% due 09/25/2035	2,100	1,675
5.660% due 09/25/2045	1,493	802

Banc of America Funding Corp.
4.606% due 02/20/2036	8,453	5,596
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	493	300
5.470% due 07/20/2032	234	175
6.500% due 09/25/2033	849	828

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	899	622
2.650% due 08/25/2035	136	95
2.940% due 03/25/2035	8,431	5,736
4.626% due 11/25/2034	2,144	1,706
4.750% due 10/25/2035	17,796	16,785
4.951% due 11/25/2030	235	206
5.008% due 01/25/2035	417	321
5.206% due 01/25/2034	539	365
5.435% due 01/25/2034	263	197
5.473% due 05/25/2047	4,500	2,310
5.504% due 11/25/2034	18,219	12,833

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,036	747
5.364% due 05/25/2035	613	376
5.491% due 09/25/2035	7,710	3,815
5.721% due 11/25/2036	5,015	2,304
5.781% due 01/25/2036	5,052	1,859

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	34	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	$4,314	$3,788

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	17,042	10,791
5.733% due 12/26/2046	8,738	5,037

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,585	1,662
0.772% due 08/25/2035	767	499

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,819	941

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	1	1

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	1,998	1,739
4.098% due 08/25/2035	298	217
4.222% due 12/25/2035	1,687	1,296
4.682% due 08/25/2035	5,359	3,331
4.699% due 03/25/2034	410	324
5.664% due 07/25/2046	1,307	641
6.008% due 09/25/2037	8,670	4,331

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	129	127
0.682% due 02/25/2047	412	158
0.695% due 05/20/2046	165	136
0.702% due 05/25/2047	7,132	2,322
0.712% due 09/25/2046	3,402	1,224
0.725% due 02/20/2047	8,525	3,029
0.732% due 07/25/2046	709	254
0.740% due 12/20/2046	9,854	3,195
0.755% due 07/20/2046	4,442	1,607
0.802% due 02/25/2037	7,411	3,063
0.852% due 11/20/2035	1,879	757
2.633% due 12/25/2035	2,378	1,030
2.633% due 02/25/2036	855	347
5.500% due 08/25/2035	139	104
5.895% due 02/25/2037	3,905	1,994
6.000% due 04/25/2037	650	377

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	608	261
0.812% due 04/25/2035	123	53
0.842% due 03/25/2035	913	393
0.862% due 06/25/2035	12,918	7,619
3.750% due 07/19/2031	5	5
5.616% due 11/19/2033	438	330
6.080% due 09/25/2047	898	457
6.500% due 01/25/2034	27	25

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	178	135
4.462% due 05/25/2032	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	859	766
0.602% due 02/25/2037	1,122	1,022
0.612% due 08/25/2037	2,451	1,738

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	1,943	1,381

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	6,999	5,950
0.906% due 11/15/2031	462	369
1.002% due 06/25/2030	538	464

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	7,700	7,700

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	6,193	4,962
0.602% due 01/25/2047	5,481	4,693
0.742% due 06/25/2045	710	303
0.752% due 06/25/2045	330	146
0.792% due 11/25/2045	838	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Acceptance, Inc.
6.111% due 06/25/2024	$9	$8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,099

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	5,939	4,160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	10,998	8,152
5.178% due 01/25/2036	1,967	1,078
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
0.922% due 11/25/2031	1,585	1,472
1.222% due 01/25/2032	333	250

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	136	123
0.686% due 04/19/2038	2,234	775
0.713% due 08/21/2036	797	318
0.736% due 07/19/2046	3,648	1,329
0.756% due 09/19/2046	1,055	400
0.776% due 05/19/2035	2,796	1,031
0.796% due 03/19/2036	7,441	2,722
0.926% due 02/19/2034	624	481
5.908% due 08/19/2036	746	353

Impac CMB Trust
1.422% due 10/25/2033	75	60

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,985	1,357

Indymac ARM Trust
4.442% due 01/25/2032	6	4
4.446% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,579	563

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	2,983	2,750
0.622% due 01/25/2037	90	83
0.712% due 09/25/2046	2,919	1,077
0.722% due 06/25/2047	1,629	578
0.732% due 05/25/2046	513	184
0.762% due 07/25/2035	465	192
5.013% due 12/25/2034	93	65

JPMorgan Mortgage Trust
5.018% due 02/25/2035	2,753	2,187

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	242	180

Luminent Mortgage Trust
0.692% due 12/25/2036	2,144	752
0.702% due 12/25/2036	1,037	335
0.722% due 10/25/2046	769	317

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,366	493

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,490	1,370

MASTR Seasoned Securities Trust
6.199% due 09/25/2017	456	441

Mellon Residential Funding Corp.
0.906% due 11/15/2031	419	323
0.996% due 12/15/2030	4,938	3,984
2.629% due 10/20/2029	3,453	3,206

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	500	354

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,219	1,558

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,234	5,678

180	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	$1,783	$1,279

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	5,423	3,411
1.316% due 03/15/2025	800	455
1.522% due 10/25/2035	79	53
3.006% due 10/25/2035	7,432	4,981

Morgan Stanley Capital I
0.617% due 10/15/2020	6,023	4,444

Morgan Stanley Mortgage Loan Trust
0.742% due 02/25/2047	970	478
5.416% due 06/25/2036	511	374

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	801	594
0.702% due 06/25/2046	2,522	967
0.732% due 04/25/2046	430	168
0.772% due 08/25/2037	1,148	412
0.822% due 08/25/2035	2,095	915
2.993% due 09/25/2045	1,327	535

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	390	378

Residential Asset Securitization Trust
5.750% due 02/25/2036	429	292

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	190	172

Sequoia Mortgage Trust
0.895% due 07/20/2033	3,536	2,689
0.925% due 10/20/2027	2,217	1,788
4.433% due 04/20/2035	1,342	972
5.546% due 01/20/2047	714	417

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	129	51
4.931% due 02/25/2034	18	13
5.528% due 08/25/2035	1,656	873

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	934	865
0.652% due 03/25/2037	1,872	682
0.712% due 07/25/2046	4,651	1,889
0.742% due 05/25/2036	12,196	4,298
0.742% due 05/25/2046	1,610	578
0.752% due 05/25/2045	989	402
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	10,979	7,163
0.846% due 07/19/2034	63	34
0.906% due 03/19/2034	920	575
1.216% due 09/19/2032	88	67

Structured Asset Securities Corp.
0.572% due 05/25/2036	340	313
4.687% due 02/25/2032	276	233
4.863% due 10/25/2035	1,024	607
5.111% due 07/25/2032	195	132
5.140% due 01/25/2032	16	13

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	7	7
0.632% due 01/25/2037	2,439	2,188

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	232	201
0.632% due 11/25/2046	6,842	5,877
0.652% due 06/25/2037	221	192

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	18,750	12,934

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	273	111
0.792% due 12/25/2045	517	214
0.812% due 10/25/2045	1,104	456
0.832% due 01/25/2045	447	180
1.062% due 12/25/2027	8,173	5,778
1.162% due 12/25/2027	3,265	2,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.333% due 02/25/2047	$4,934	$1,519
2.333% due 03/25/2047	4,231	1,352
2.363% due 01/25/2047	947	348
2.373% due 01/25/2047	2,027	630
2.393% due 04/25/2047	3,013	1,195
2.443% due 12/25/2046	3,704	1,371
2.453% due 12/25/2046	1,881	600
2.633% due 02/25/2046	4,868	1,817
2.633% due 08/25/2046	28,200	9,223
2.833% due 11/25/2042	936	570
3.033% due 06/25/2042	1,247	941
3.033% due 08/25/2042	1,334	901
3.133% due 07/25/2046	528	270
3.133% due 11/25/2046	385	255
3.705% due 02/27/2034	217	173
3.705% due 01/25/2047	533	208
3.955% due 05/25/2046	344	164
3.955% due 08/25/2046	13,235	4,670
3.955% due 09/25/2046	951	368
3.955% due 12/25/2046	2,138	848
4.485% due 09/25/2033	2,559	2,114
4.557% due 09/25/2033	6,600	5,648
5.307% due 01/25/2037	1,414	685
5.414% due 02/25/2037	5,205	2,843
5.485% due 04/25/2037	1,000	509
5.580% due 12/25/2036	903	480
5.588% due 12/25/2036	3,010	1,506
5.653% due 05/25/2037	2,170	1,161
5.695% due 02/25/2037	2,690	1,412
5.845% due 02/25/2037	3,057	1,798
5.930% due 09/25/2036	1,610	933

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	1,003	374

Washington Mutual MSC Mortgage Pass- Through Certificates
4.773% due 02/25/2031	3	3
5.667% due 02/25/2033	154	124

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	6,599	5,048
5.593% due 07/25/2036	1,964	1,037

Total Mortgage-Backed Securities (Cost $531,692)		342,486

ASSET-BACKED SECURITIES 5.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	80	74

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 12/25/2036	787	691
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	438	413
0.612% due 06/25/2037	1,485	1,024

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	63	24
1.222% due 10/25/2031	503	291
1.222% due 08/25/2032	432	193

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029	99	53

Argent Securities, Inc.
0.572% due 10/25/2036	344	331

Asset-Backed Funding Certificates
0.582% due 10/25/2036	199	193
0.582% due 11/25/2036	3,847	3,548
0.582% due 01/25/2037	4,844	4,122
0.872% due 06/25/2034	1,025	512

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	116	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 05/25/2037	$874	$628
0.797% due 09/25/2034	445	299

BA Credit Card Trust
0.756% due 01/15/2013	2,400	2,304
1.136% due 04/15/2013	3,900	3,729

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	646	540
0.592% due 12/25/2036	812	624
0.602% due 10/25/2036	276	238
0.852% due 01/25/2036	77	68
0.922% due 10/27/2032	242	153
0.972% due 03/25/2043	776	723
1.022% due 11/25/2042	116	80
1.182% due 10/25/2032	1,203	692
1.522% due 10/25/2037	4,540	2,933

Brazos Student Finance Corp.
1.230% due 06/01/2023	534	529

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,400	3,122

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	8,451	7,782
0.842% due 10/25/2035	1,332	1,152

Chase Credit Card Master Trust
0.726% due 09/15/2011	18,800	18,757

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 08/25/2032	67	58

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	41	27

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	1,071	929
0.582% due 01/25/2037	146	142
0.582% due 07/25/2045	1,903	1,352
0.632% due 08/25/2036	947	835
0.632% due 03/25/2037	508	420

Contimortgage Home Equity Trust
1.236% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	3,326	3,139
0.572% due 05/25/2037	12,785	11,594
0.572% due 07/25/2037	1,982	1,691
0.572% due 03/25/2047	213	205
0.572% due 05/25/2047	1,048	951
0.572% due 06/25/2047	485	431
0.582% due 03/25/2037	393	378
0.592% due 06/25/2047	1,272	1,143
0.602% due 06/25/2037	5,723	5,112
0.602% due 10/25/2047	938	829
0.622% due 08/25/2037	11,400	7,185
0.622% due 09/25/2037	979	862
0.622% due 09/25/2047	1,529	1,306
0.632% due 10/25/2046	806	725
0.682% due 02/25/2036	304	285
0.702% due 09/25/2036	1,990	1,385
0.712% due 06/25/2036	1,316	945
1.002% due 12/25/2031	63	33
1.262% due 05/25/2032	239	101
1.382% due 05/25/2033	34	21
4.367% due 10/25/2035	98	98

Countrywide Home Equity Loan Trust
0.696% due 01/15/2037	148	55

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	777	686
0.612% due 12/25/2037	820	767
0.642% due 07/25/2037	357	277

Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	34	22

EMC Mortgage Loan Trust
0.892% due 05/25/2040	152	117

See Accompanying Notes	Annual Report	March 31, 2009	181

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	$627	$191
1.082% due 11/25/2032	903	493

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	1,195	1,098
0.572% due 12/25/2036	165	161
0.592% due 12/25/2037	571	523
0.892% due 12/25/2034	79	49

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,881	3,845
1.756% due 12/15/2010	1,751	1,741
1.976% due 06/15/2012	4,000	3,740

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	1,376	1,171
0.592% due 02/25/2037	236	231

Greenpoint Home Equity Loan Trust
0.916% due 01/15/2030	591	375

GSAMP Trust
0.592% due 09/25/2036	351	329
0.592% due 10/25/2036	97	78
0.592% due 12/25/2036	2,164	1,575
0.622% due 01/25/2047	1,185	1,014
0.812% due 03/25/2034	444	435

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	362	348
0.835% due 01/20/2034	1,762	1,163

Home Equity Asset Trust
0.582% due 05/25/2037	828	658
1.442% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,652	1,439

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	241	173
0.632% due 03/25/2036	716	704

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	95	93
0.582% due 04/25/2037	851	805
0.602% due 07/25/2037	839	720
0.652% due 04/25/2047	577	517

Irwin Home Equity Corp.
1.062% due 07/25/2032	306	169

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	329	302
0.562% due 08/25/2036	11	11
0.572% due 07/25/2036	896	828
0.572% due 08/25/2036	372	335
0.572% due 10/25/2036	2,212	1,945
0.582% due 03/25/2047	715	546
0.602% due 03/25/2037	946	799

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	1,199	852

Lehman XS Trust
0.592% due 05/25/2046	160	156
0.602% due 06/25/2046	209	205
0.602% due 08/25/2046	107	107
0.602% due 11/25/2046	2,058	1,925
0.642% due 11/25/2036	522	503
0.672% due 04/25/2037	4,271	2,571

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	472	434
0.582% due 10/25/2036	17	16
0.702% due 08/25/2035	31	29
0.802% due 10/25/2034	359	147
1.222% due 03/25/2032	123	93

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	810	758
0.572% due 01/25/2037	622	262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.582% due 11/25/2036	$935	$862
0.602% due 05/25/2037	796	691

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	2,000	1,986

Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	1,859	1,636

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	8	8
0.592% due 08/25/2036	1,327	1,251
0.592% due 07/25/2037	84	76
0.602% due 09/25/2037	32	29
0.642% due 02/25/2037	1,425	1,183

Morgan Stanley ABS Capital I
0.562% due 09/25/2036	27	26
0.562% due 10/25/2036	1,220	1,115
0.562% due 01/25/2037	1,297	1,129
0.572% due 10/25/2036	1,103	964
0.572% due 11/25/2036	2,157	2,018
0.582% due 05/25/2037	3,934	3,166
0.622% due 09/25/2036	125	89
1.322% due 07/25/2037	584	489

Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	963	857

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	547	500

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	539	483

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,322	925
0.782% due 06/25/2035	82	63

Option One Mortgage Loan Trust
0.562% due 02/25/2037	128	125
0.572% due 01/25/2037	1,110	1,042
0.582% due 07/25/2037	1,109	913
1.062% due 06/25/2032	58	30
1.062% due 08/25/2032	257	139

Park Place Securities, Inc.
0.782% due 09/25/2035	617	396

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	2,075	1,575

Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	572	336
0.962% due 08/25/2033	1,307	768
1.022% due 12/25/2033	711	390

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	61	56
0.622% due 08/25/2046	375	350
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.582% due 01/25/2037	625	533
0.592% due 11/25/2036	1,940	1,871
0.592% due 02/25/2037	757	666
0.602% due 10/25/2036	230	224
0.632% due 04/25/2037	1,266	1,131
1.022% due 07/25/2032	150	69

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037	468	450

SACO I, Inc.
0.582% due 05/25/2036	446	266

Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032	77	66

Saxon Asset Securities Trust
0.582% due 10/25/2046	413	397

SBI HELOC Trust
0.692% due 08/25/2036	727	642

Sears Credit Account Master Trust
0.776% due 04/16/2013	700	693

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		$615	$544
0.572% due 09/25/2036		320	281

SLC Student Loan Trust
1.214% due 02/15/2015		3,116	3,106

SLM Student Loan Trust
1.139% due 04/25/2014		4,449	4,432
1.149% due 10/27/2014		4,018	4,000
1.149% due 10/25/2016		455	455
1.149% due 07/25/2017		1,043	1,041
1.159% due 07/25/2017		2,300	2,184
2.659% due 04/25/2023		51,449	50,564

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		1,582	1,192
0.622% due 10/25/2036		2	2

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		55	53
0.582% due 01/25/2038		1,010	850
1.202% due 01/25/2034		90	59

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		419	367

Structured Asset Securities Corp.
0.572% due 10/25/2036		5,593	4,898
0.602% due 01/25/2037		705	612
0.622% due 01/25/2037		1,019	667
0.632% due 04/25/2036		333	324
0.812% due 01/25/2033		1,775	900
4.900% due 04/25/2035		3,507	1,869

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		121	119

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		1,336	1,119

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		531	436

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		193	188
0.622% due 03/25/2037		517	467
0.762% due 10/25/2035		3,091	2,822

Total Asset-Backed Securities (Cost $286,821)			254,370

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,300	3,039

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,388

BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	200,000	1,921

Mizuho Bank Ltd.
1.432% due 12/31/2049		800,000	8,033

Sumitomo Mitsui Banking Corp.
1.484% due 12/31/2049		100,000	1,006
1.488% due 11/26/2049		200,000	2,008
1.570% due 06/29/2049		700,000	6,723

Total Foreign Currency-Denominated Issues (Cost $21,754)			24,118

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	4,790

Total Convertible Preferred Stocks (Cost $3,950)			4,790

182	PIMCO Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
2.717% due 12/31/2049	328	$3,285

Total Preferred Stocks (Cost $3,489)		3,285

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 3.3%

Bank of Ireland
0.561% due 02/26/2010	$1,200	1,146

Barclays Bank PLC
1.351% due 08/10/2009	9,670	9,650

Calyon Financial, Inc.
1.267% due 06/29/2010	400	394

Governor & Co. of the Bank of Ireland
1.134% due 01/15/2010	31,900	30,657

Nordea Bank Finland PLC
0.521% due 04/09/2009	33,800	33,800

Sao Paolo IMI NY
1.924% due 06/09/2010	8,700	8,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Svenska Handelsbanken AB
0.541% due 06/19/2009	$4,000	$4,001

Unicredito Italiano NY
1.156% due 05/15/2009	53,500	53,497

		141,844

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.230% due 04/07/2009	2,500	2,500

REPURCHASE AGREEMENTS 1.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	8,202	8,202
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,368. Repurchase proceeds are $8,202.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	55,800	55,800

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $56,695. Repurchase proceeds are $55,800.)
		64,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.7%
0.132% due 04/29/2009 - 05/15/2009 (c)(e)(f)	$31,470	$31,467

U.S. TREASURY BILLS 3.1%
0.132% due 04/02/2009 - 06/11/2009 (c)(e)(f)	131,475	131,465

Total Short-Term Instruments (Cost $372,496)		371,278

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		9,814

Total Investments 146.4% (Cost $6,494,355)		$6,284,164

Written Options (k) (0.0%) (Premiums $142)		(32)

Other Assets and Liabilities (Net) (46.4%)		(1,991,488)

Net Assets 100.0%		$4,292,644

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	The Short-Term Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $154,127 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,400 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $234,112 at a weighted average interest rate of 1.362%. On March 31, 2009, securities valued at $6,663 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,061 and cash of $9,083 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	315	$4,057
90-Day Eurodollar December Futures	Long	12/2009	7,258	52,079
90-Day Eurodollar December Futures	Long	12/2011	166	63
90-Day Eurodollar June Futures	Long	06/2009	325	2,218
90-Day Eurodollar June Futures	Long	06/2011	1,646	888
90-Day Eurodollar March Futures	Long	03/2011	3,291	1,475
90-Day Eurodollar September Futures	Long	09/2011	184	97
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5,530	16,533

				$77,410

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Diamond Offshore Drilling, Inc.	DUB	(0.230%	)	06/20/2012	0.574%		$3,800	$41	$0	$41
GlobalSantaFe Corp.	DUB	(0.500%	)	06/20/2012	0.569%		3,800	8	0	8
Nabors Industries, Inc.	CITI	(0.480%	)	06/20/2012	2.703%		3,800	251	0	251
Noble Corp.	DUB	(0.510%	)	06/20/2012	0.711%		3,800	23	0	23
UBS Warburg LLC	BCLY	(1.950%	)	03/20/2014	2.290%	EUR	8,100	150	0	150
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$9,000	7	0	7
UBS Warburg LLC	CSFB	(2.050%	)	12/20/2013	2.290%	EUR	6,300	77	0	77

								$557	$0	$557

See Accompanying Notes	Annual Report	March 31, 2009	183

Schedule of Investments  Short-Term Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.327%	$3,800	$(532)	$0	$(532)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	4.388%	3,800	(429)	0	(429)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	7,000	(672)	0	(672)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	1,300	(126)	0	(126)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	1,300	(194)	0	(194)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	200	(4)	0	(4)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	1,800	(36)	0	(36)
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	2.961%	7,600	(500)	0	(500)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.492%	3,800	(140)	0	(140)
Merrill Lynch & Co., Inc.	RBS	0.800%	09/20/2012	6.136%	4,700	(705)	0	(705)
Morgan Stanley	BOA	0.870%	09/20/2012	3.995%	2,800	(264)	0	(264)
Morgan Stanley	JPM	0.800%	09/20/2012	3.995%	10,000	(965)	0	(965)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	3.634%	3,800	(365)	0	(365)
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.877%	3,800	(179)	0	(179)

						$(5,111)	$0	$(5,111)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$6	$0	$6
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	0	0	0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	17,600	(635)	(117)	(518)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	26,000	(939)	(140)	(799)

					$(1,568)	$(257)	$(1,311)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$73	$7	$66
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	1,041	32	1,009
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	381	44	337
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$11,500	(925)	(771)	(154)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		14,300	(1,150)	(950)	(200)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		62,900	(5,057)	(4,151)	(906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		41,400	(7,996)	4	(8,000)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,200	(10,469)	(1,758)	(8,711)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(9,323)	160	(9,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		8,000	(1,837)	(102)	(1,735)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(85,805)	3,800	(89,605)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	926	(11)	937
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	602	51	551
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		54,600	390	458	(68)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	897	381	516
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	252	107	145
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	1,748	717	1,031

							$(116,252)	$(1,982)	$(114,270)

184	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$366
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,803
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	714
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	1,101
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	555
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	827
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	934
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,432
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	112
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	465
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	545	281
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	1,224

						$5,101	$9,814

(k)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 20,000	$142	$32

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,654	$0	$8,112
Sales	451	20,000	217
Closing Buys	0	0	0
Expirations	(12,105)	0	(8,187)
Exercised	0	0	0

Balance at 03/31/2009	0	$20,000	$142

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$96,000	$97,560	$99,045

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	7,690	04/2009	$0	$(450)	$(450)
Buy		UBS	3,712	05/2009	0	(26)	(26)
Sell	BRL	DUB	19,446	06/2009	0	(129)	(129)
Buy		HSBC	40,899	06/2009	20	(13)	7
Sell		HSBC	21,453	06/2009	0	(1,100)	(1,100)
Sell	CLP	BCLY	267,804	05/2009	5	0	5
Sell		CITI	63,745	05/2009	2	0	2
Buy		HSBC	63,745	05/2009	12	0	12
Buy		JPM	2,447,604	05/2009	0	(931)	(931)
Sell		JPM	2,179,800	05/2009	766	0	766
Buy		BCLY	267,804	11/2009	0	(6)	(6)
Buy		CITI	63,745	11/2009	0	(2)	(2)
Buy	CNY	BCLY	128,792	07/2009	0	(900)	(900)
Sell		BCLY	471,492	07/2009	0	(3,831)	(3,831)
Buy		DUB	333,126	07/2009	0	(2,250)	(2,250)
Buy		HSBC	73,588	07/2009	0	(543)	(543)
Buy		JPM	39,412	07/2009	0	(343)	(343)
Buy	EUR	HSBC	10,382	04/2009	682	0	682
Buy		RBS	247	04/2009	0	(6)	(6)
Sell	GBP	DUB	7,841	04/2009	116	0	116
Buy		MSC	1,042	04/2009	0	(11)	(11)
Sell		MSC	13,124	04/2009	154	0	154

See Accompanying Notes	Annual Report	March 31, 2009	185

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	BNP	1,878,860	05/2009	$326	$0	$326
Sell		RBS	80,735	05/2009	7	0	7
Sell		MSC	1,878,859	06/2009	300	0	300
Buy	MXN	JPM	343,073	05/2009	0	(1,266)	(1,266)
Buy	PLN	HSBC	83,995	05/2009	0	(13,392)	(13,392)
Sell		HSBC	5,172	05/2009	223	0	223
Sell		JPM	777	05/2009	32	0	32
Sell		MSC	78,047	05/2009	12,602	0	12,602
Sell	RUB	BCLY	190,440	05/2009	1,509	0	1,509
Sell		HSBC	213,367	05/2009	1,052	0	1,052
Sell		JPM	71,199	05/2009	130	0	130
Buy		UBS	491,838	05/2009	0	(5,916)	(5,916)
Sell		UBS	16,832	05/2009	13	0	13
Buy	SGD	CITI	3,123	04/2009	0	(87)	(87)
Buy		DUB	1,992	04/2009	0	(41)	(41)
Buy		HSBC	775	04/2009	0	(20)	(20)
Sell		JPM	9,235	04/2009	82	0	82
Buy		RBS	1,314	04/2009	0	(30)	(30)
Buy		UBS	991	04/2009	0	(19)	(19)
Buy		HSBC	1,186	07/2009	0	(41)	(41)
Buy	ZAR	BCLY	23,786	05/2009	328	0	328
Sell		BCLY	23,786	05/2009	20	0	20
Buy		BCLY	23,786	11/2009	0	(22)	(22)

					$18,381	$(31,375)	$(12,994)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$287,861	$5,995,387	$916	$6,284,164
Short Sales, at value	0	(99,045)	0	(99,045)
Other Financial Instruments ++	77,410	(133,227)	66	(55,751)

Total	$365,271	$5,763,115	$982	$6,129,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$4,213	$(358)	$5	$1	$(1,648)	$(1,297)	$916
Other Financial Instruments ++	(159)	0	0	0	231	(6)	66

Total	$4,054	$(358)	$5	$1	$(1,417)	$(1,303)	$982

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

186	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 20.9%

Short-Term Floating NAV Portfolio	20,109,907	$201,200

Total PIMCO Funds (Cost $201,163)		201,200

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 17.3%

American Express Bank FSB
5.500% due 04/16/2013	$8,500	7,340
6.000% due 09/13/2017	600	506

American Express Centurion Bank
0.583% due 03/23/2010	600	563
0.714% due 06/12/2012	2,200	1,832
6.000% due 09/13/2017	200	169

American Express Credit Corp.
5.875% due 05/02/2013	200	176

American General Finance Corp.
6.900% due 12/15/2017	300	105

American International Group, Inc.
4.950% due 03/20/2012	1,100	538
5.600% due 10/18/2016	1,500	663
5.850% due 01/16/2018	300	118
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018	6,700	2,871

ANZ National International Ltd.
6.200% due 07/19/2013	200	193

Bank of America Corp.
1.420% due 10/14/2016	1,300	821
5.650% due 05/01/2018	9,000	7,526
6.000% due 09/01/2017	2,325	1,983
8.000% due 12/29/2049	600	241
8.125% due 12/29/2049	4,400	1,810

Bank of America N.A.
1.777% due 06/23/2010	200	185

Barclays Bank PLC
6.050% due 12/04/2017	100	79
7.434% due 09/29/2049	200	83
7.700% due 04/29/2049	300	132

Bear Stearns Cos. LLC
5.300% due 10/30/2015	3,020	2,805

Block Financial LLC
7.875% due 01/15/2013	2,500	2,466

Capital One Financial Corp.
6.750% due 09/15/2017	100	84

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	8,400	7,912

Citigroup Capital XXI
8.300% due 12/21/2057	6,500	3,137

Citigroup, Inc.
4.125% due 02/22/2010	175	169
5.300% due 10/17/2012	500	441
5.500% due 04/11/2013	100	88
6.000% due 08/15/2017	7,800	6,746
6.125% due 11/21/2017	1,380	1,199
6.125% due 05/15/2018	200	173
8.400% due 04/29/2049	6,100	3,455

Credit Suisse New York
5.000% due 05/15/2013	1,300	1,258
6.000% due 02/15/2018	100	87

Deutsche Bank AG
4.875% due 05/20/2013	500	491
6.000% due 09/01/2017	750	726

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	$100	$71
7.375% due 10/28/2009	3,700	3,319
7.800% due 06/01/2012	50	34

General Electric Capital Corp.
1.611% due 01/08/2016	399	266
5.875% due 01/14/2038	100	72
6.875% due 01/10/2039	8,088	6,622

GMAC LLC
6.625% due 05/15/2012	200	110
6.875% due 09/15/2011	2,800	1,768
7.000% due 02/01/2012	200	114
7.250% due 03/02/2011	5,000	3,257
8.000% due 11/01/2031	1,500	558

Goldman Sachs Group, Inc.
1.532% due 06/28/2010	700	668
5.350% due 01/15/2016	2,800	2,486
5.750% due 10/01/2016	200	181
6.150% due 04/01/2018	2,300	2,106
6.250% due 09/01/2017	4,215	3,915
6.750% due 10/01/2037	500	339

HSBC Finance Corp.
1.192% due 10/21/2009	100	95

International Lease Finance Corp.
5.750% due 06/15/2011	2,200	1,430

John Deere Capital Corp.
2.042% due 06/10/2011	10,000	9,506

JPMorgan Chase & Co.
1.276% due 06/26/2009	100	100
7.900% due 04/29/2049	1,300	837

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	188

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	506	321

KeyCorp
6.500% due 05/14/2013	1,000	977

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (a)	9,300	9,373

Macquarie Bank Ltd.
4.100% due 12/17/2013	7,800	7,854

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	100	98
5.000% due 02/03/2014	5,000	3,860
6.400% due 08/28/2017	10,000	7,189
6.875% due 04/25/2018	600	470

Morgan Stanley
3.338% due 05/14/2010	2,000	1,949
6.000% due 04/28/2015	400	378
6.600% due 04/01/2012	1,000	1,005
6.625% due 04/01/2018	10,200	9,748

National City Corp.
3.125% due 04/30/2009	570	570

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	5,222

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	2,545	1,121
7.648% due 08/29/2049	900	406
9.118% due 03/31/2049	2,800	1,372

SLM Corp.
1.299% due 07/27/2009	1,800	1,734

Swedbank AB
3.000% due 12/22/2011	4,000	4,069

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,000	3,260
7.700% due 08/07/2013	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS AG
2.219% due 06/19/2010	$2,400	$2,265
5.750% due 04/25/2018	250	210

Wachovia Bank N.A.
1.650% due 03/15/2016	900	539

Wachovia Corp.
1.360% due 08/01/2013	4,000	2,947
5.300% due 10/15/2011	1,000	988

Wells Fargo Bank N.A.
4.750% due 02/09/2015	1,000	855

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	143

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	200

		166,519

INDUSTRIALS 9.1%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,032

Altria Group, Inc.
9.700% due 11/10/2018	5,000	5,455

Black & Decker Corp.
8.950% due 04/15/2014 (a)	4,600	4,545

Boston Scientific Corp.
6.000% due 06/15/2011	100	97

Cardinal Health, Inc.
1.705% due 10/02/2009	300	295

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,607

Con-way, Inc.
7.250% due 01/15/2018	2,500	1,944

CVS Caremark Corp.
1.561% due 06/01/2010	950	916

Daimler Finance North America LLC
8.500% due 01/18/2031	2,000	1,794

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,000

General Electric Co.
5.250% due 12/06/2017	9,000	8,343

General Motors Corp.
8.800% due 03/01/2021	300	40

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	200	203

Kraft Foods, Inc.
5.625% due 11/01/2011	100	104
6.125% due 02/01/2018	100	100

Kroger Co.
6.400% due 08/15/2017	500	514

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
7.500% due 02/15/2019	5,000	5,320

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	3,440

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	3,931

Pemex Project Funding Master Trust
5.750% due 03/01/2018	7,900	6,636

PepsiCo, Inc.
7.900% due 11/01/2018	1,500	1,848

See Accompanying Notes	Annual Report	March 31, 2009	187

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petrobras International Finance Co.
7.875% due 03/15/2019	$7,200	$7,497

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	5,600	5,593

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
6.125% due 01/15/2017	5,000	3,341

Shell International Finance BV
6.375% due 12/15/2038	3,000	3,176

Southern Co.
1.951% due 08/20/2010	200	200

Staples, Inc.
9.750% due 01/15/2014	6,000	6,289

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,233

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,512

		87,727

UTILITIES 0.3%

AT&T, Inc.
5.500% due 02/01/2018	100	97

British Telecommunications PLC
5.950% due 01/15/2018	800	652

Embarq Corp.
6.738% due 06/01/2013	600	560

Enel Finance International S.A.
6.250% due 09/15/2017	200	182

Virginia Electric and Power Co.
8.875% due 11/15/2038	900	1,105

		2,596

Total Corporate Bonds & Notes (Cost $266,053)		256,842

MUNICIPAL BONDS & NOTES 3.0%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	150	118

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,300	2,021

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,287

Cincinnati, Ohio City School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,165

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,314

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	191

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	530

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,086
5.750% due 06/01/2043	4,600	3,133

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	$1,900	$1,840

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	100	103

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	200	195

San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028	2,200	2,205

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	100	91

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,118

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	100	111

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	100	106
8.190% due 10/01/2031	170	186

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	200	193

Total Municipal Bonds & Notes (Cost $28,644)		28,993

U.S. GOVERNMENT AGENCIES 82.6%

Fannie Mae
0.582% due 12/25/2036	625	559
0.622% due 01/25/2021	147	145
0.652% due 03/25/2036	402	343
0.872% due 09/25/2042	135	123
1.422% due 04/25/2032	11	11
1.625% due 11/25/2023	181	180
3.022% due 03/01/2044 - 09/01/2044	964	953
4.000% due 05/01/2024	10,000	10,138
4.476% due 05/01/2035	977	999
4.846% due 09/01/2031	14	14
5.000% due 07/25/2019 - 12/01/2038	4,495	4,645
5.089% due 06/01/2035	679	700
5.500% due 03/01/2036 - 05/01/2039	387,034	401,842
5.500% due 09/01/2038 (h)	2,043	2,123
5.507% due 12/01/2035	42	44
6.000% due 05/01/2024 - 05/01/2039	185,405	193,708
6.500% due 08/01/2029 - 04/01/2039	39,833	41,963

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	51	52

Freddie Mac
0.756% due 10/15/2020	58	57
3.222% due 07/25/2044	746	731
4.500% due 10/15/2019	34	35
5.000% due 04/15/2018 - 11/15/2021	260	263
5.500% due 06/01/2036 - 04/01/2039	5,395	5,599
6.500% due 10/25/2043	210	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 05/01/2039	$500	$516
6.000% due 12/15/2028 - 04/01/2039	93,994	98,313
6.500% due 04/15/2038 - 04/01/2039	27,781	29,134

Overseas Private Investment Corp.
0.000% due 09/20/2013	852	880

Total U.S. Government Agencies (Cost $784,645)		794,290

U.S. TREASURY OBLIGATIONS 16.6%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2018	12,093	12,270
2.000% due 01/15/2026	1,596	1,581
2.125% due 01/15/2019 (g)	13,668	14,608
2.500% due 07/15/2016	20,907	22,436
2.500% due 01/15/2029	6,981	7,588
2.625% due 07/15/2017	1,528	1,665

U.S. Treasury Bonds
5.375% due 02/15/2031	6,000	7,579
7.125% due 02/15/2023	4,000	5,627
7.875% due 02/15/2021	14,800	21,474
8.125% due 05/15/2021	30,300	44,929
8.500% due 02/15/2020	6,000	8,961

U.S. Treasury Strips
0.000% due 11/15/2021	18,000	11,397

Total U.S. Treasury Obligations (Cost $151,612)		160,115

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
0.732% due 10/25/2046	295	96

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,725	2,070
5.660% due 09/25/2045	2,068	1,112

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	782	768

Banc of America Mortgage Securities, Inc.
4.368% due 01/25/2035	1,334	1,067

Bear Stearns Adjustable Rate Mortgage Trust
4.861% due 04/25/2034	677	452
5.473% due 05/25/2047	96	50

Bear Stearns Alt-A Trust
0.722% due 02/25/2034	298	70
5.718% due 11/25/2036	192	89

Chase Mortgage Finance Corp.
4.605% due 02/25/2037	2,418	1,845
4.825% due 02/25/2037	1,438	908
4.933% due 02/25/2037	262	201

Chaseflex Trust
0.982% due 07/25/2037	1,331	549

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	66	42
6.008% due 09/25/2037	386	193

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	65	63
0.740% due 12/20/2046	387	126
5.500% due 03/25/2036	263	153
6.500% due 06/25/2036	64	32

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	63	37

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	83	34
3.853% due 07/19/2044	11	7

188	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	$457	$391

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	4,319	1,537
0.776% due 05/19/2035	170	63
0.796% due 03/19/2036	360	132

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	22	16

Mellon Residential Funding Corp.
0.906% due 11/15/2031	183	141
0.996% due 12/15/2030	71	57

Morgan Stanley Mortgage Loan Trust
4.829% due 08/25/2034	175	103
5.416% due 06/25/2036	280	205

Residential Accredit Loans, Inc.
0.772% due 02/25/2036	1,057	353

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	64	25

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	288	117
0.742% due 05/25/2036	367	129
0.802% due 02/25/2036	127	49

Structured Asset Securities Corp.
5.000% due 12/25/2034	33	31

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	199	138
5.308% due 11/15/2048	900	601

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	65	27
2.333% due 02/25/2047	291	89
2.363% due 01/25/2047	146	53
2.613% due 06/25/2046	166	63
3.955% due 09/25/2046	68	26
4.546% due 10/25/2034	1,696	1,271
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.265% due 07/25/2035	87	72
4.574% due 12/25/2034	1,444	1,128

Total Mortgage-Backed Securities (Cost $15,944)		16,986

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.672% due 12/25/2035	18	18

Argent Securities, Inc.
0.572% due 10/25/2036	16	15
0.722% due 10/25/2035	119	96

Asset-Backed Funding Certificates
0.872% due 06/25/2034	83	41

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	31	26
0.852% due 01/25/2036	143	127
0.872% due 09/25/2034	88	77
5.500% due 08/25/2036	2,147	1,150

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	557	167

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	334	308
0.622% due 06/25/2037	177	132
0.682% due 01/25/2036	217	201

Chase Issuance Trust
2.820% due 09/15/2015	500	458

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		$62	$49

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		124	112
0.572% due 12/25/2046		7	6
0.682% due 02/25/2036		7	7
0.862% due 12/25/2036		57	33

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		58	48
6.280% due 05/25/2035		2,600	1,381

First NLC Trust
0.592% due 08/25/2037		61	39

Fremont Home Loan Trust
0.582% due 01/25/2037		83	71

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		13	12

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		20	19

JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036		9	9
0.582% due 03/25/2047		55	42
0.602% due 08/25/2036		46	41

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035		22	21
0.802% due 10/25/2034		14	6

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036		81	76
0.582% due 11/25/2036		296	273

Option One Mortgage Loan Trust
0.652% due 07/25/2037		100	48

SLC Student Loan Trust
1.214% due 02/15/2015		92	91

SLM Student Loan Trust
1.159% due 10/25/2016		93	93
2.459% due 01/25/2018		3,525	3,404
2.659% due 04/25/2023		399	392

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		54	41

USAA Auto Owner Trust
4.980% due 10/15/2012		525	535

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		9	9

Total Asset-Backed Securities (Cost $9,590)			9,674

SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
5.950% due 03/19/2019		4,000	3,920

Total Sovereign Issues (Cost $3,992)			3,920

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	205,000	1,961

CIT Group, Inc.
4.250% due 09/22/2011	EUR	900	747

Citigroup, Inc.
1.698% due 06/28/2013		100	94
2.829% due 01/12/2012		800	856

Goldman Sachs Group, Inc.
4.750% due 01/28/2014	EUR	30	35
5.375% due 02/15/2013		200	246

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		200	182

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	$390

SLM Corp.
4.750% due 03/17/2014	EUR	400	276

Total Foreign Currency- Denominated Issues (Cost $5,081)			4,787

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		74,900	404

Bank of America Corp.
7.250% due 12/31/2049		3,000	1,274

Wells Fargo & Co.
7.500% due 12/31/2049		3,600	1,724

Total Convertible Preferred Stocks (Cost $5,133)			3,402

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		1,000	1

Total Preferred Stocks (Cost $1)			1

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)

0.190% due 04/01/2009		3,300	3,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $3,376. Repurchase proceeds are $3,300.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		571	571
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $571.)

			8,871

U.S. CASH MANAGEMENT BILLS 0.2%
0.462% due 04/29/2009 - 05/15/2009 (b)(e)(f)		1,800	1,800

U.S. TREASURY BILLS 1.1%
0.125% due 04/02/2009 - 05/07/2009 (b)(e)		11,055	11,054

Total Short-Term Instruments (Cost $21,725)			21,725

Total Investments 156.1% (Cost $1,493,583)			$1,501,935

Written Options (j) (0.0%) (Premiums $964)			(275)

Other Assets and Liabilities (Net) (56.1%)			(539,564)

Net Assets 100.0%			$962,096

See Accompanying Notes	Annual Report	March 31, 2009	189

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Unconstrained Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,479 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $900 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $6,060 at a weighted average interest rate of 0.420%. On March 31, 2009, securities valued at $6,312 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $745 and cash of $2,506 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	182	$5
90-Day Euribor September Futures	Long	09/2010	133	3
90-Day Eurodollar June Futures	Long	06/2009	334	385
90-Day Eurodollar March Futures	Long	03/2010	7	47
90-Day Eurodollar September Futures	Long	09/2009	571	522
Euro-Bobl June Futures	Long	06/2009	255	104
Euro-Bund 10-Year Bond June Futures	Long	06/2009	206	164
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	368
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	139	31
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	54

				$1,683

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)		Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.270%			$500	$13	$0	$13
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	6.843%			1,700	473	0	473
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%			5,000	(73)	0	(73)
Black & Decker Corp.	BOA	(2.200%	)	06/20/2014	(2.200%	)		4,600	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%			2,500	(4)	0	(4)
BNP Paribas	JPM	(0.660%	)	03/20/2014	1.060%			10,000	182	0	182
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	2.269%			800	50	0	50
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	5.108%			2,500	190	0	190
Cox Communications, Inc.	JPM	(0.690%	)	09/20/2013	1.350%			1,000	27	0	27
CVS Caremark Corp.	BCLY	(1.300%	)	06/20/2010	0.877%			900	(5)	0	(5)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.849%			20,000	(195)	0	(195)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	1.450%			1,200	52	0	52
Kroger Co.	DUB	(0.775%	)	09/20/2017	1.063%			500	10	0	10
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%			5,000	(13)	0	(13)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%			5,000	(16)	0	(16)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%			3,400	(42)	0	(42)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%			5,000	(536)	0	(536)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%			6,000	(29)	0	(29)
Progress Energy, Inc.	BCLY	(0.425%	)	09/20/2013	0.714%			400	5	0	5
Progress Energy, Inc.	BCLY	(0.600%	)	03/20/2014	0.720%			20,000	108	0	108
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%			2,000	156	0	156
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%			5,000	821	0	821
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.651%			1,200	0	0	0
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%			16,100	24	0	24
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%			6,000	(433)	0	(433)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%			1,400	53	0	53
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%		EUR	800	(4)	0	(4)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.588%			$1,000	8	0	8

									$822	$0	$822

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	$100	$(10)	$(13)	$3
CIT Group, Inc.	JPM	5.000%	06/20/2010	19.043%	900	(127)	(166)	39
Exxon Mobil Corp.	BCLY	0.970%	03/20/2014	0.499%	20,000	452	0	452
General Electric Capital Corp.	DUB	4.700%	12/20/2013	7.440%	4,000	(363)	0	(363)
Pacific Gas & Electric Co.	BCLY	3.750%	03/20/2014	2.199%	20,000	1,398	0	1,398

						$1,350	$(179)	$1,529

190	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$604	$(274)	$(229)	$(45)
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,475)	(1,354)	(121)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(562)	(516)	(46)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	585	(59)	(47)	(12)

					$(2,370)	$(2,146)	$(224)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,200	$27	$17	$10
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		7,000	158	107	51
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBS		3,100	69	47	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$16,600	1,334	1,112	222
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		700	56	47	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(348)	(48)	(300)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,300	(400)	82	(482)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA		8,300	(773)	(718)	(55)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		1,800	(167)	(73)	(94)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		100,000	(9,310)	(7,073)	(2,237)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI		1,700	(163)	(206)	43
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(1,727)	(614)	(1,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(8)	(130)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(449)	(105)	(344)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	123	(19)	142
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	114	(20)	134
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	BCLY		10,000	988	593	395
Pay	6-Month GBP-LIBOR	3.500%	09/16/2019	HSBC		1,200	(39)	(9)	(30)

							$(10,637)	$(6,897)	$(3,740)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	91	$66	$63
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	85	18	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	176	172	38
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	112	35	24

				$291	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$27,600	$115	$73
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	11,300	55	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	11,300	85	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	1,300	9	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,100	27	0

See Accompanying Notes	Annual Report	March 31, 2009	191

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	$5,100	$37	$0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	20,900	22	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	20,900	165	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,800	41	5
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	11

							$636	$94

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$56	$ 37	$36

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	745	128,956	1,053
Closing Buys	(256)	(700)	(80)
Expirations	(25)	0	(9)
Exercised	0	0	0

Balance at 03/31/2009	464	$128,256	$964

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$4,300	$4,371	$4,436
Fannie Mae	5.000%	05/01/2039	5,000	5,166	5,171
Ginnie Mae	5.500%	04/01/2039	2,000	2,066	2,082
U.S. Treasury Notes	4.000%	08/15/2018	36,500	39,684	40,785

				$51,287	$52,474

(6)	Market value includes $202 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	JPM	481	04/2009	$5	$0	$5
Buy	CNY	DUB	310	07/2009	0	(3)	(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	338	04/2009	0	(21)	(21)
Sell		HSBC	2,711	04/2009	2	(175)	(173)
Buy		RBS	326	04/2009	0	(8)	(8)
Sell	GBP	DUB	496	04/2009	7	0	7
Sell		MSC	830	04/2009	10	0	10
Sell	JPY	BNP	95,971	05/2009	17	0	17
Sell		MSC	95,971	06/2009	15	0	15
Buy	RUB	BCLY	9,760	05/2009	0	(7)	(7)
Sell		BCLY	6,914	05/2009	8	0	8
Sell		DUB	1,137	05/2009	3	0	3
Sell		JPM	1,709	05/2009	3	0	3

					$70	$(215)	$(145)

192	PIMCO Funds	See Accompanying Notes

March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$204,603	$1,297,280	$52	$1,501,935
Short Sales, at value	0	(52,474)	0	(52,474)
Other Financial Instruments ++	1,683	(2,033)	0	(350)

Total	$206,286	$1,242,773	$52	$1,449,111

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$51	$0	$0	$1	$0	$52
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$51	$0	$0	$1	$0	$52

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	193

Schedule of Investments  Unconstrained Tax Managed Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 5.2%

Bank of America Corp.
8.125% due 12/29/2049	$300	$124

General Electric Capital Corp.
6.875% due 01/10/2039	150	123

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	350	154

Total Corporate Bonds & Notes (Cost $369)		401

MUNICIPAL BONDS & NOTES 93.8%

CALIFORNIA 29.5%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2004
0.200% due 10/01/2029	200	200

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	100	100

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	200	200

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	132

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018 (a)	500	532

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.250% due 05/01/2022	100	100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	100	100

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	200	200

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	294

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	133

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	100	100

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	100	100

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.250% due 07/01/2028	100	100

		2,291

COLORADO 3.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	100	100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	200	200

		300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DISTRICT OF COLUMBIA 2.6%

District of Columbia General Obligation Bonds, Series 2008
2.000% due 06/01/2027	$100	$100

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	100	100

		200

FLORIDA 1.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	100	100

ILLINOIS 5.0%

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	112

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	276

		388

KANSAS 4.9%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	384

MASSACHUSETTS 5.8%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	250	250

		450

MISSOURI 1.3%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.350% due 03/01/2040	100	100

NEW HAMPSHIRE 1.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	100	100

NEW YORK 7.0%

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	137

New York State Dormitory Authority Revenue Bonds, Series 2000
0.260% due 07/01/2029	200	200

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	107

		544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORTH CAROLINA 1.3%

Charlotte-Mecklenburg, North Carolina Hospital Authority Revenue Bonds, Series 2005
0.300% due 01/15/2026	$100	$100

OHIO 1.4%

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	110

OKLAHOMA 4.5%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	350	350

PENNSYLVANIA 2.5%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.350% due 06/01/2020	200	200

SOUTH CAROLINA 1.3%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	100	100

TEXAS 7.6%

Houston, Texas Revenue Bonds, (ACG Insured), Series 2009
5.250% due 11/15/2033 (a)	250	245

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	100	100

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	134

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	100	112

		591

UTAH 6.4%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	500	500

VIRGINIA 1.3%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	100	100

WASHINGTON 3.2%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036 (a)	250	246

WISCONSIN 1.8%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	138

Total Municipal Bonds & Notes (Cost $7,291)		7,292

194	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
6.000% due 04/01/2039	$500	$522

Total U.S. Government Agencies (Cost $521)		522

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011	15,800	85

Total Convertible Preferred Stocks (Cost $141)		85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

REPURCHASE AGREEMENTS 25.6%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,989	$1,989

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $2,030. Repurchase proceeds are $1,989.)

Total Short-Term Instruments (Cost $1,989)		1,989

Total Investments 132.4% (Cost $10,311)		$10,289

Written Options (d) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (32.4%)		(2,516)

Net Assets 100.0%		$7,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $16 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	2	$0
90-Day Euribor September Futures	Long	09/2010	2	0
90-Day Eurodollar September Futures	Long	09/2009	2	2
Euro-Bund 10-Year Bond June Futures	Long	06/2009	1	1

				$3

(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%	$100	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BNP	$1,000	$(93)	$(90)	$(3)

(d)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1	$0	$0

See Accompanying Notes	Annual Report	March 31, 2009	195

Schedule of Investments Unconstrained Tax Managed Bond Fund (Cont.)	March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$200	$1	$1

Transactions in written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount	Premium
Balance at 01/30/2009	0	$0	$0
Sales	1	200	1
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	1	$200	$1

(e)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	1	04/2009	$0	$0	$0
Sell		CITI	1	04/2009	0	0	0
Sell		GSC	1	04/2009	0	0	0

					$0	$0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$85	$10,204	$0	$10,289
Other Financial Instruments ++	3	(4)	0	(1)

Total	$88	$10,200	$0	$10,288

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

196	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2009	197

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
03/31/2009	$10.81	$0.35	$(2.57)	$(2.22)	$(0.33)	$(0.19)
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
03/31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)

Diversified Income Fund
Class A
03/31/2009	$10.71	$0.54	$(1.94)	$(1.40)	$(0.59)	$(0.21)
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
Class B
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
Class C
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)

Emerging Local Bond Fund
Class A
03/31/2009	$9.87	$0.50	$(2.11)	$(1.61)	$(0.10)	$0.00
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)
Class C
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

198	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.52)	$8.07	(20.93)%	$158,593	1.25%		1.25%		3.55%		95%
0.00	(1.50)	10.81	14.64	330,005	1.25		1.25		4.14		31
0.00	(0.69)	10.79	10.01	136,279	1.25		1.25		4.15		11
0.00	(0.26)	10.46	7.26	47,798	1.25	*(c)	1.25	*(c)	3.19	*	6

0.00	(0.45)	8.07	(21.52)	72,965	2.00		2.00		2.77		95
0.00	(1.42)	10.81	13.79	123,509	2.00		2.00		3.41		31
0.00	(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
0.00	(0.19)	10.46	6.59	8,646	2.00	*(c)	2.00	*(c)	2.56	*	6

$0.00	$(0.80)	$8.51	(13.27)%	$73,833	1.19%		1.15%		5.68%		244%
0.00	(0.64)	10.71	2.10	106,904	1.23		1.15		5.40		234
0.00	(0.73)	11.13	7.99	125,360	1.15		1.15		5.02		190
0.00	(0.66)	11.01	7.50	80,231	1.15	(c)	1.15	(c)	4.86		128
0.00	(0.56)	10.87	5.54	48,046	1.17	(b)	1.17	(b)	4.50		44

0.00	(0.73)	8.51	(13.92)	23,404	1.94		1.90		4.88		244
0.00	(0.56)	10.71	1.34	42,975	1.98		1.90		4.65		234
0.00	(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
0.00	(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
0.00	(0.48)	10.87	4.76	16,127	1.92	(b)	1.92	(b)	3.76		44

0.00	(0.73)	8.51	(13.92)	62,686	1.94		1.90		4.90		244
0.00	(0.56)	10.71	1.34	103,481	1.98		1.90		4.64		234
0.00	(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
0.00	(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
0.00	(0.48)	10.87	4.76	42,756	1.92	(b)	1.92	(b)	3.78		44

$(0.39)	$(0.49)	$7.77	(16.75)%	$12,085	1.35%		1.35%		5.65%		78%
0.00	(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	5.44	*	67

(0.38)	(0.42)	7.77	(17.37)	5,081	2.10		2.10		4.86		78
0.00	(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	5.14	*	67

Annual Report	March 31, 2009	199

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Emerging Markets Bond Fund
Class A
03/31/2009	$10.68	$0.55	$(1.93)	$(1.38)	$(0.65)	$(0.10)
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
Class B
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
Class C
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)

Floating Income Fund
Class A
03/31/2009	$9.05	$0.41	$(2.03)	$(1.62)	$0.00	$0.00
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

Foreign Bond Fund (Unhedged)
Class A
03/31/2009	$11.54	$0.45	$(2.59)	$(2.14)	$(0.27)	$(1.00)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.71%.

200	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.75)	$8.55	(13.02)%	$211,258	1.28%		1.25%		5.83%		220%
0.00	(0.94)	10.68	4.57	312,295	1.25		1.25		5.12		148
0.00	(1.12)	11.13	10.32	316,226	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
0.00	(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415

0.00	(0.68)	8.55	(13.67)	37,293	2.03		2.00		5.07		220
0.00	(0.86)	10.68	3.80	60,532	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
0.00	(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415

0.00	(0.68)	8.55	(13.67)	72,651	2.03		2.00		5.08		220
0.00	(0.86)	10.68	3.80	113,544	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
0.00	(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415

$(0.43)	$(0.43)	$7.00	(18.42)%	$52,818	1.03%		0.95%		4.91%		245%
(0.02)	(0.74)	9.05	(7.64)	129,885	0.96		0.95		5.05		111
0.00	(0.65)	10.55	8.04	321,462	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
0.00	(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

(0.40)	(0.40)	7.00	(18.67)	29,213	1.33		1.25		4.62		245
(0.02)	(0.71)	9.05	(7.92)	65,669	1.26		1.25		4.76		111
0.00	(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
0.00	(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
0.00	(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

$(0.11)	$(1.38)	$8.02	(18.59)%	$162,997	1.32%		0.95%		4.63%		653%
0.00	(0.68)	11.54	20.47	310,635	1.23		0.95		3.52		798
0.00	(0.38)	10.21	7.00	282,563	0.95		0.95		3.34		644
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80	*	344

(0.11)	(1.31)	8.02	(19.20)	54,022	2.07		1.70		3.88		653
0.00	(0.60)	11.54	19.58	108,807	1.97		1.70		2.77		798
0.00	(0.30)	10.21	6.21	99,356	1.70		1.70		2.60		644
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06	*	344

Annual Report	March 31, 2009	201

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2009	$10.39	$0.41	$(0.93)	$(0.52)	$(0.33)	$(0.49)
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
Class B
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
Class C
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)

Global Advantage Strategy Bond Fund
Class A
02/05/2009 - 03/31/2009	$10.00	$0.03	$0.06	$0.09	$(0.03)	$0.00
Class C
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2009	$9.92	$0.41	$(0.89)	$(0.48)	$(0.35)	$(0.34)
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
Class B
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
Class C
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 26.79%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 16.59%.
(d)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(e)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

202	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.82)	$9.05	(4.77)%	$207,850	1.15%		0.95%		4.26%		779%
0.00	(0.33)	10.39	5.51	245,275	1.32		0.95		3.44		969
(0.02)	(0.50)	10.17	3.58	258,371	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44		477

0.00	(0.75)	9.05	(5.49)	12,338	1.90		1.70		3.50		779
0.00	(0.25)	10.39	4.73	19,960	2.05		1.70		2.68		969
(0.02)	(0.42)	10.17	2.81	27,875	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		477

0.00	(0.75)	9.05	(5.49)	42,239	1.90		1.70		3.51		779
0.00	(0.25)	10.39	4.73	51,548	2.06		1.70		2.69		969
(0.02)	(0.42)	10.17	2.81	63,894	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		477

$0.00	$(0.03)	$10.06	0.93%	$1,551	1.10	%*(b)(d)(e)	1.10	%*(b)(d)(e)	1.81	%*	57%

0.00	(0.02)	10.06	0.80	421	1.85	*(c)(d)(e)	1.85	*(c)(d)(e)	1.55	*	57

$0.00	$(0.69)	$8.75	(4.58)%	$16,957	1.45%		0.95%		4.41%		653%
0.00	(0.32)	9.92	6.70	19,966	1.38		0.95		3.63		775
0.00	(0.42)	9.61	3.91	18,725	0.95		0.95		3.16		581
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99		372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30		245

0.00	(0.62)	8.75	(5.31)	4,344	2.19		1.70		3.65		653
0.00	(0.25)	9.92	5.91	6,539	2.15		1.70		2.87		775
0.00	(0.35)	9.61	3.14	6,917	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23		372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56		245

0.00	(0.62)	8.75	(5.31)	13,408	2.19		1.70		3.65		653
0.00	(0.25)	9.92	5.91	16,109	2.16		1.70		2.87		775
0.00	(0.35)	9.61	3.14	16,140	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24		372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56		245

Annual Report	March 31, 2009	203

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class A
03/31/2009	$11.37	$0.48	$0.09	$0.57	$(0.48)	$(0.13)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
Class B
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
Class C
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)

High Yield Fund
Class A
03/31/2009	$9.20	$0.63	$(2.62)	$(1.99)	$(0.58)	$0.00
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
Class B
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
Class C
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.

204	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.61)	$11.33	5.31%	$343,522	1.06%	0.90%	4.26%	1,652%
0.00	(0.59)	11.37	7.94	114,188	1.33	0.90	4.69	839
0.00	(0.49)	11.11	6.59	76,983	1.45	0.90	4.48	1,009
0.00	(0.41)	10.90	2.74	64,165	0.90	0.90	3.43	1,069
0.00	(0.33)	11.01	2.31	71,610	0.90	0.90	1.80	1,209

0.00	(0.53)	11.33	4.52	39,447	1.81	1.65	3.49	1,652
0.00	(0.51)	11.37	7.14	29,853	2.07	1.65	3.98	839
0.00	(0.41)	11.11	5.80	31,447	2.19	1.65	3.73	1,009
0.00	(0.33)	10.90	1.97	36,678	1.66	1.65	2.68	1,069
0.00	(0.25)	11.01	1.55	45,546	1.65	1.65	1.04	1,209

0.00	(0.53)	11.33	4.52	144,761	1.81	1.65	3.50	1,652
0.00	(0.51)	11.37	7.14	36,035	2.07	1.65	3.96	839
0.00	(0.41)	11.11	5.80	31,535	2.19	1.65	3.73	1,009
0.00	(0.33)	10.90	1.98	36,587	1.66	1.65	2.67	1,069
0.00	(0.25)	11.01	1.55	49,158	1.65	1.65	1.03	1,209

$(0.07)	$(0.65)	$6.56	(22.34)%	$622,918	0.91%	0.90%	8.05%	354%
0.00	(0.68)	9.20	(0.71)	746,475	0.91	0.90	6.73	187
0.00	(0.66)	9.94	8.76	811,521	0.90	0.90	6.65	75
0.00	(0.68)	9.77	7.95	983,662	0.90	0.90	6.83	105
0.00	(0.64)	9.70	6.87	996,147	0.90	0.90	6.49	62

(0.07)	(0.59)	6.56	(22.92)	136,774	1.66	1.65	7.17	354
0.00	(0.61)	9.20	(1.44)	277,780	1.66	1.65	5.99	187
0.00	(0.58)	9.94	7.96	413,598	1.65	1.65	5.90	75
0.00	(0.60)	9.77	7.14	504,772	1.65	1.65	6.05	105
0.00	(0.56)	9.70	6.08	646,112	1.65	1.65	5.73	62

(0.07)	(0.59)	6.56	(22.92)	320,788	1.66	1.65	7.25	354
0.00	(0.61)	9.20	(1.44)	490,422	1.66	1.65	5.99	187
0.00	(0.58)	9.94	7.95	651,392	1.65	1.65	5.90	75
0.00	(0.60)	9.77	7.14	734,019	1.65	1.65	6.05	105
0.00	(0.56)	9.70	6.08	909,031	1.65	1.65	5.74	62

Annual Report	March 31, 2009	205

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Income Fund
Class A
03/31/2009	$9.92	$0.65	$(1.43)	$(0.78)	$(0.60)	$0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Class A
03/31/2009	$10.44	$0.48	$(0.74)	$(0.26)	$(0.48)	$(0.04)
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

Long-Term U.S. Government Fund
Class A
03/31/2009	$11.30	$0.42	$0.37	$0.79	$(0.43)	$(0.08)
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
Class B
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
Class C
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.89%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

206	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.60)	$8.54	(8.12)%	$15,536	1.37	%(g)	0.85	%(h)	7.26%		153%
0.00	(0.53)	9.92	4.65	2,008	1.84	(b)	0.85	(c)	5.26		276
0.00	0.00	10.00	0.00	10	0.85	*	0.85	*	(0.85	)*	0

0.00	(0.52)	8.54	(8.91)	7,159	2.14	(i)	1.60	(j)	6.37		153
0.00	(0.46)	9.92	3.87	1,484	2.69	(d)	1.60	(e)	4.62		276
0.00	0.00	10.00	0.00	10	1.60	*	1.60	*	(1.60	)*	0

$0.00	$(0.52)	$9.66	(2.44)%	$376,473	0.90%		0.90%		4.92%		348%
0.00	(0.52)	10.44	5.92	33,922	0.97		0.90		4.70		115
0.00	(0.48)	10.37	6.83	27,922	0.90		0.90		4.44		98
0.00	(0.44)	10.17	2.17	16,345	0.90		0.90		4.05		168
0.00	(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63	*	57

0.00	(0.45)	9.66	(3.16)	121,602	1.65		1.65		4.16		348
0.00	(0.45)	10.44	5.14	9,060	1.72		1.65		3.95		115
0.00	(0.40)	10.37	6.03	6,493	1.65		1.65		3.69		98
0.00	(0.36)	10.17	1.40	6,204	1.65		1.65		3.29		168
0.00	(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82	*	57

$0.00	$(0.51)	$11.58	7.27%	$201,456	0.905%		0.875%		3.82%		367%
0.00	(0.47)	11.30	10.78	233,321	0.875		0.875		4.43		291
0.00	(0.48)	10.66	6.41	179,750	0.875		0.875		4.45		971
0.00	(0.39)	10.48	0.79	140,369	0.89	(f)	0.89	(f)	3.41		788
0.00	(0.66)	10.77	0.77	124,471	0.90		0.90		2.76		321

0.00	(0.42)	11.58	6.47	26,934	1.655		1.625		3.07		367
0.00	(0.40)	11.30	9.97	32,425	1.625		1.625		3.73		291
0.00	(0.40)	10.66	5.62	36,900	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	45,638	1.64	(f)	1.64	(f)	2.61		788
0.00	(0.57)	10.77	0.02	60,124	1.65		1.65		2.02		321

0.00	(0.42)	11.58	6.47	56,492	1.655		1.625		3.06		367
0.00	(0.39)	11.30	9.96	52,461	1.625		1.625		3.67		291
0.00	(0.40)	10.66	5.62	39,482	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	38,108	1.64	(f)	1.64	(f)	2.63		788
0.00	(0.57)	10.77	0.02	41,824	1.65		1.65		2.02		321

(f)	Effective October 1, 2005, the Fund’s advisory fee was reduced to 0.025% to 0.225%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.42%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.19%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

Annual Report	March 31, 2009	207

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund
Class A
03/31/2009	$10.14	$0.38	$(0.71)	$(0.33)	$(0.38)	$(0.13)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
Class B
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
Class C
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)

Money Market Fund
Class A
03/31/2009	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
Class B
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
Class C
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(d)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.47%.
(f)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.59%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.49%.

208	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.51)	$9.30	(3.24)%	$1,632,854	0.88%		0.85%		3.90%	223%
0.00	(0.50)	10.14	7.19	1,614,909	0.85		0.85		4.24	141
0.00	(0.42)	9.95	4.86	1,164,861	0.85		0.85		4.16	73
0.00	(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	3.13	68
0.00	(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61	278

0.00	(0.44)	9.30	(3.96)	105,595	1.63		1.60		3.14	223
0.00	(0.43)	10.14	6.40	162,843	1.60		1.60		3.54	141
0.00	(0.35)	9.95	4.08	208,559	1.60		1.60		3.40	73
0.00	(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	2.35	68
0.00	(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86	278

0.00	(0.46)	9.30	(3.72)	363,986	1.38		1.35		3.40	223
0.00	(0.45)	10.14	6.66	387,133	1.35		1.35		3.78	141
0.00	(0.37)	9.95	4.34	417,945	1.35		1.35		3.65	73
0.00	(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	2.60	68
0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10	278

$0.00	$(0.01)	$1.00	1.26%	$194,007	0.54	%(g)	0.54	%(g)	1.04%	N/A
0.00	(0.04)	1.00	4.43	108,430	0.57		0.57		4.28	N/A
0.00	(0.05)	1.00	4.77	75,947	0.57		0.57		4.69	N/A
0.00	(0.03)	1.00	3.22	64,212	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	95,033	0.62	(c)(d)	0.62	(c)(d)	1.08	N/A

0.00	(0.01)	1.00	0.64	72,511	1.13	(h)	1.13	(h)	0.55	N/A
0.00	(0.03)	1.00	3.50	56,818	1.47		1.47		3.40	N/A
0.00	(0.04)	1.00	4.38	49,405	0.95	(e)	0.95	(e)	4.33	N/A
0.00	(0.03)	1.00	2.83	40,366	0.95	(e)	0.95	(e)	2.75	N/A
0.00	(0.01)	1.00	0.71	57,408	1.03	(c)(f)	1.03	(c)(f)	0.64	N/A

0.00	(0.01)	1.00	1.26	126,219	0.54	(g)	0.54	(g)	1.02	N/A
0.00	(0.04)	1.00	4.44	71,946	0.57		0.57		4.30	N/A
0.00	(0.05)	1.00	4.78	59,031	0.57		0.57		4.70	N/A
0.00	(0.03)	1.00	3.22	57,589	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	92,016	0.62	(c)(d)	0.62	(c)(d)	1.01	N/A

Annual Report	March 31, 2009	209

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Mortgage-Backed Securities Fund
Class A
03/31/2009	$10.88	$0.69	$(0.62)	$0.07	$(0.65)	$(0.09)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
Class B
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
Class C
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)

Short-Term Fund
Class A
03/31/2009	$9.81	$0.35	$(0.29)	$0.06	$(0.33)	$(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
Class B
03/31/2009	9.81	0.28	(0.29)	(0.01)	(0.26)	(0.15)
03/31/2008	9.96	0.38	(0.13)	0.25	(0.37)	(0.03)
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
Class C
03/31/2009	9.81	0.32	(0.29)	0.03	(0.30)	(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

210	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.74)	$10.21	0.77%	$87,417	2.04%		0.90%		6.60%	1,093%
0.00	(0.56)	10.88	6.93	55,202	1.56		0.90		4.65	630
0.00	(0.47)	10.72	7.08	42,395	0.90		0.90		4.46	780
0.00	(0.39)	10.47	2.24	35,258	0.90		0.90		3.51	711
0.00	(0.50)	10.62	2.68	30,797	0.90		0.90		2.16	824

0.00	(0.66)	10.21	0.02	10,466	2.74		1.65		5.56	1,093
0.00	(0.48)	10.88	6.14	15,544	2.29		1.65		3.92	630
0.00	(0.39)	10.72	6.29	16,404	1.65		1.65		3.72	780
0.00	(0.31)	10.47	1.48	14,970	1.65		1.65		2.74	711
0.00	(0.42)	10.62	1.91	17,104	1.65		1.65		1.40	824

0.00	(0.66)	10.21	0.01	34,962	2.77		1.65		5.77	1,093
0.00	(0.48)	10.88	6.14	29,365	2.29		1.65		3.91	630
0.00	(0.39)	10.72	6.28	28,454	1.65		1.65		3.72	780
0.00	(0.31)	10.47	1.48	22,129	1.65		1.65		2.75	711
0.00	(0.42)	10.62	1.91	23,596	1.65		1.65		1.41	824

$0.00	$(0.48)	$9.39	0.66%	$382,308	0.85%		0.80%		3.62%	582%
0.00	(0.48)	9.81	3.34	201,097	0.84	(c)	0.83	(c)	4.52	191
0.00	(0.46)	9.96	4.51	259,410	0.75	(b)	0.75	(b)	4.42	187
0.00	(0.32)	9.98	2.91	315,399	0.75	(b)	0.75	(b)	3.07	230
0.00	(0.17)	10.01	1.10	521,189	0.85	(b)	0.85	(b)	1.32	356

0.00	(0.41)	9.39	(0.09)	8,359	1.60		1.55		2.90	582
0.00	(0.40)	9.81	2.57	9,485	1.59	(c)	1.58	(c)	3.78	191
0.00	(0.39)	9.96	3.73	14,144	1.50	(b)	1.50	(b)	3.66	187
0.00	(0.24)	9.98	2.13	19,070	1.50	(b)	1.50	(b)	2.30	230
0.00	(0.09)	10.01	0.35	32,842	1.60	(b)	1.60	(b)	0.60	356

0.00	(0.45)	9.39	0.36	124,847	1.15		1.10		3.34	582
0.00	(0.45)	9.81	3.03	100,746	1.14	(c)	1.13	(c)	4.22	191
0.00	(0.43)	9.96	4.19	121,666	1.05	(b)	1.05	(b)	4.11	187
0.00	(0.29)	9.98	2.60	173,897	1.05	(b)	1.05	(b)	2.77	230
0.00	(0.14)	10.01	0.80	265,718	1.15	(b)	1.15	(b)	1.02	356

Annual Report	March 31, 2009	211

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Unconstrained Bond Fund
Class A
06/30/2008 - 03/31/2009	$10.00	$0.19	$0.11	$0.30	$(0.13)	$0.00
Class C
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00

Unconstrained Tax Managed Bond Fund
Class A
01/30/2009 - 03/31/2009	$10.00	$0.02	$(0.23)	$(0.21)	$(0.02)	$0.00
Class C
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.07%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 9.29%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 9.16%.

212	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.13)	$10.17	3.08%	$198,080	1.31	%*(b)	1.30	%*(c)	2.48	%*	417%

0.00	(0.08)	10.17	3.66	41,397	2.06	*(d)	2.05	*(e)	1.91	*	417

$0.00	$(0.02)	$9.77	(2.08)%	$1,384	1.10	%*(f)	1.10	%*(f)	1.11	%*	0%

0.00	(0.01)	9.77	(2.18)	174	1.85	*(g)	1.85	*(g)	0.49	*	0

Annual Report	March 31, 2009	213

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$2,010,834	$2,209,956	$1,383,898	$2,369,707	$732,660
Investments in Affiliates, at value	196,577	21,718	148,465	115,334	30,219
Repurchase agreements, at value	2,274	33,851	1,418	35,477	2,530
Cash	11	2,122	1,145	193	304
Deposits with counterparty	2,843	11,213	2,307	8,685	418
Foreign currency, at value	11,510	11,214	13,536	2,762	3,260
Receivable for investments sold	6,267	37,758	3,763	20,274	33,248
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	1,039	1,454	312	3,484	118
Interest and dividends receivable	15,315	32,545	28,370	40,024	7,895
Dividends receivable from Affiliates	38	10	31	17	10
Variation margin receivable	22	403	1	215	0
Swap premiums paid	114	24,557	7,540	2,742	1,751
Unrealized appreciation on foreign currency contracts	111,440	5,603	61,407	10,309	4,442
Unrealized appreciation on swap agreements	12,257	42,938	41,922	14,985	26,339
Other assets	0	0	0	0	0
	2,370,541	2,435,342	1,694,115	2,624,208	843,194

Liabilities:
Payable for reverse repurchase agreements	$0	$206,980	$0	$215,914	$0
Payable for investments purchased	59,238	106,623	19,731	29,890	39,551
Payable for investments in Affiliates purchased	38	10	31	17	10
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0
Payable for short sales	2,509	20,340	0	519	0
Payable to counterparty	5,250	12,831	15,031	1,360	6,660
Payable for Fund shares redeemed	3,582	1,933	4,984	2,999	615
Dividends payable	366	1,037	331	3,492	318
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	502	531	344	913	232
Accrued investment advisory fee	729	694	561	803	175
Accrued supervisory and administrative fee	696	485	627	766	158
Accrued distribution fee	47	53	3	68	7
Accrued servicing fee	79	36	4	86	20
Variation margin payable	0	0	0	0	3
Recoupment payable to Manager	5	0	6	0	0
Swap premiums received	1,127	13,250	6,531	13,167	18,472
Unrealized depreciation on foreign currency contracts	352,181	21,808	82,806	7,651	9,737
Unrealized depreciation on swap agreements	5,250	116,953	28,627	86,730	44,743
Other liabilities	3	15	116	90	0
	431,602	503,579	159,733	364,465	120,701

Net Assets	$1,938,939	$1,931,763	$1,534,382	$2,259,743	$722,493

Net Assets Consist of:
Paid in capital	$3,177,288	$2,494,274	$1,915,062	$2,883,529	$1,245,078
Undistributed (overdistributed) net investment income	(58,930)	(20,733)	(62,921)	(117,915)	(11,146)
Accumulated undistributed net realized gain (loss)	(645,920)	(74,313)	(37,065)	(128,012)	(366,289)
Net unrealized appreciation (depreciation)	(533,499)	(467,465)	(280,694)	(377,859)	(145,150)
	$1,938,939	$1,931,763	$1,534,382	$2,259,743	$722,493

Net Assets:
Class A	$158,593	$73,833	$12,085	$211,258	$52,818
Class B	0	23,404	0	37,293	0
Class C	72,965	62,686	5,081	72,651	29,213
Other Classes	1,707,381	1,771,840	1,517,216	1,938,541	640,462

Shares Issued and Outstanding:
Class A	19,647	8,679	1,555	24,721	7,550
Class B	0	2,751	0	4,364	0
Class C	9,039	7,369	654	8,501	4,176

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$8.07	$8.51	$7.77	$8.55	$7.00
Class B	NA	8.51	NA	8.55	NA
Class C	8.07	8.51	7.77	8.55	7.00

Cost of Investments Owned	$2,312,767	$2,603,716	$1,655,721	$2,695,739	$855,687
Cost of Investments in Affiliates Owned	$196,546	$21,713	$148,438	$115,322	$30,214
Cost of Repurchase Agreements Owned	$2,274	$33,851	$1,418	$35,477	$2,530
Cost of Foreign Currency Held	$11,565	$11,333	$13,422	$2,764	$3,271
Proceeds Received on Short Sales	$2,478	$20,046	$0	$515	$0
Premiums Received on Written Options	$1,684	$1,620	$1,096	$3,304	$1,816

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

214	PIMCO Funds	See Accompanying Notes

March 31, 2009

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$2,730,948	$3,573,561	$6,678	$227,127	$1,842,789	$6,284,124	$454,284	$4,200,259
112	66,314	900	1,301	31,315	372,972	3,106	698,085
11,459	7,093	501	916	9,600	54,800	301	31,728
3,821	7,208	0	47	7,400	12,829	0	13,292
13,532	10,956	19	1,565	715	7,624	0	6,223
20,404	11,364	55	968	0	22,326	467	3,230
526,936	1,018,720	416	56,706	1,249,513	43,962	34,096	315,275
163,518	162,304	0	3,511	0	0	0	0
2,903	3,482	327	182	8,450	14,092	154	56,266
35,919	46,867	63	2,744	4,350	134,156	3,058	50,066
7	9	0	1	9	105	3	170
915	3,218	2	597	9	5,200	0	970
23,350	25,636	24	1,210	6,927	15,332	976	9,942
44,784	6,867	53	360	0	5,731	39	527
93,068	83,736	14	6,496	5,966	41,049	2,939	45,685
0	0	0	8	0	0	1	0
3,671,676	5,027,335	9,052	303,739	3,167,043	7,014,302	499,424	5,431,718

$443,855	$138,471	$0	$1,166	$0	$0	$99,041	$0
394,601	861,672	1,727	69,529	1,472,359	249,364	18,269	1,527,970
7	9	0	1	9	105	3	170
677,133	1,121,700	0	49,781	22,344	0	15,432	0
5,919	5,177	0	0	605,422	0	0	9,112
112,312	55,856	0	4,724	10,191	108,738	5,420	38,438
3,645	6,723	2	239	2,775	14,076	82	8,095
510	1,944	0	88	518	7,762	59	1,756
0	0	0	0	0	0	13,237	0
16,075	34,149	0	3,109	153	7,286	18	6,866
405	563	2	35	200	1,196	49	650
454	622	2	46	276	1,563	53	726
145	43	0	11	106	406	5	66
68	78	0	7	128	313	6	126
0	1,364	0	457	0	3,895	0	0
0	0	0	0	0	0	14	0
18,048	22,417	13	935	3,444	62,548	25,684	3,521
28,951	20,866	44	1,690	0	23,686	65	5,293
62,066	71,530	9	3,709	5,610	148,048	15,462	15,522
78	536	0	5	168	13	0	1
1,764,272	2,343,720	1,799	135,532	2,123,703	628,999	192,899	1,618,312

$1,907,404	$2,683,615	$7,253	$168,207	$1,043,340	$6,385,303	$306,525	$3,813,406

$2,444,560	$3,103,339	$7,194	$193,811	$1,028,747	$8,960,632	$354,582	$3,907,312
(57,878)	19,631	(9)	5,211	4,960	(31,564)	(531)	1,128
(56,415)	(9,086)	7	(3,785)	8,235	(813,775)	(4,784)	(8,511)
(422,863)	(430,269)	61	(27,030)	1,398	(1,729,990)	(42,742)	(86,523)
$1,907,404	$2,683,615	$7,253	$168,207	$1,043,340	$6,385,303	$306,525	$3,813,406

$162,997	$207,850	$1,551	$16,957	$343,522	$622,918	$15,536	$376,473
0	12,338	0	4,344	39,447	136,774	0	0
54,022	42,239	421	13,408	144,761	320,788	7,159	121,602
1,690,385	2,421,188	5,281	133,498	515,610	5,304,823	283,830	3,315,331

20,322	22,975	154	1,938	30,328	94,978	1,819	38,980
0	1,364	0	496	3,483	20,855	0	0
6,735	4,669	42	1,532	12,780	48,912	838	12,591

$8.02	$9.05	$10.06	$8.75	$11.33	$6.56	$8.54	$9.66
NA	9.05	NA	8.75	11.33	6.56	NA	NA
8.02	9.05	10.06	8.75	11.33	6.56	8.54	9.66

$3,184,483	$3,965,121	$6,639	$252,915	$1,837,317	$7,954,853	$484,543	$4,317,719
$111	$66,312	$900	$1,301	$31,315	$372,916	$3,106	$698,006
$11,459	$7,093	$501	$916	$9,600	$54,800	$301	$31,728
$20,439	$11,373	$55	$959	$0	$22,361	$463	$3,241
$5,834	$5,102	$0	$0	$600,071	$0	$0	$8,980
$6,477	$11,418	$0	$807	$477	$5,924	$82	$5,267

Annual Report	March 31, 2009	215

Statements of Assets and Liabilities (Cont.)	March 31, 2009

(Amounts in thousands, except per share amounts)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$1,280,968	$11,472,579	$491,777	$1,982,178	$5,937,091	$1,291,864	$8,300
Investments in Affiliates, at value	101	326,196	0	18,015	283,071	201,200	0
Repurchase agreements, at value	3,376	32,000	167,550	5,900	64,002	8,871	1,989
Cash	2,289	4,611	3,400	54	156	2,600	1
Deposits with counterparty	4,090	18,213	0	1,094	9,083	2,506	16
Foreign currency, at value	0	38,058	0	0	18,227	1,721	4
Receivable for investments sold	66,834	775,853	1	1,323,433	578,619	53,250	91
Receivable for Fund shares sold	3,861	14,863	4,781	4,383	23,817	7,537	52
Interest and dividends receivable	8,918	64,602	142	6,585	15,818	7,832	47
Dividends receivable from Affiliates	0	43	0	11	105	54	0
Variation margin receivable	8,436	4,778	0	20	10,891	487	1
Swap premiums paid	199	5,851	0	4,467	5,761	2,198	0
Unrealized appreciation on foreign currency contracts	0	7,390	0	0	18,381	70	0
Unrealized appreciation on swap agreements	16,233	54,951	0	7,943	5,155	5,109	0
Other assets	0	0	19	0	1	18	0
	1,395,305	12,819,988	667,670	3,354,083	6,970,178	1,585,317	10,501

Liabilities:
Payable for reverse repurchase agreements	$241,507	$329,949	$0	$600,228	$5,644	$6,062	$0
Payable for investments purchased	26,537	2,100,499	6,477	1,207,304	2,341,993	541,304	2,631
Payable for investments in Affiliates purchased	0	43	0	11	105	54	0
Payable for investments purchased on a delayed-delivery basis	73,031	78,250	0	0	0	0	0
Payable for short sales	40,946	46,697	0	548,447	99,045	52,474	0
Payable to counterparty	17,430	24,549	0	8,721	34,937	2,490	0
Payable for Fund shares redeemed	10,994	29,556	7,679	1,919	19,337	1,101	1
Dividends payable	490	3,577	3	558	698	281	0
Written options outstanding	3,458	585	0	96	32	275	1
Accrued investment advisory fee	177	2,029	67	192	864	441	2
Accrued supervisory and administrative fee	230	1,961	103	231	737	264	1
Accrued distribution fee	102	303	0	65	362	24	0
Accrued servicing fee	57	529	4	65	125	72	0
Variation margin payable	8,281	3,202	0	0	8,990	0	0
Recoupment payable to Manager	0	0	0	0	0	12	0
Swap premium received	385	5,456	0	5,365	8,000	11,421	90
Unrealized depreciation on foreign currency contracts	0	22,206	0	0	31,375	215	0
Unrealized depreciation on swap agreements	5,441	169,227	0	6,820	125,290	6,722	3
Other liabilities	0	0	0	0	0	9	0
	429,066	2,818,618	14,333	2,380,022	2,677,534	623,221	2,729

Net Assets	$966,239	$10,001,370	$653,337	$974,061	$4,292,644	$962,096	$7,772

Net Assets Consist of:
Paid in capital	$930,906	$11,101,505	$653,341	$1,018,360	$4,570,276	$948,250	$7,794
Undistributed (overdistributed) net investment income	492	(38,757)	41	5,537	20,958	567	0
Accumulated undistributed net realized gain (loss)	22,384	(99,786)	(45)	4,269	(31,341)	5,287	0
Net unrealized appreciation (depreciation)	12,457	(961,592)	0	(54,105)	(267,249)	7,992	(22)
	$966,239	$10,001,370	$653,337	$974,061	$4,292,644	$962,096	$7,772

Net Assets:
Class A	$201,456	$1,632,854	$194,007	$87,417	$382,308	$198,080	$1,384
Class B	26,934	105,595	72,511	10,466	8,359	0	0
Class C	56,492	363,986	126,219	34,962	124,847	41,397	174
Other Classes	681,357	7,898,935	260,600	841,216	3,777,130	722,619	6,214

Shares Issued and Outstanding:
Class A	17,390	175,611	194,011	8,562	40,701	19,482	142
Class B	2,325	11,357	72,514	1,025	890	0	0
Class C	4,876	39,146	126,221	3,424	13,292	4,072	18

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.58	$9.30	$1.00	$10.21	$9.39	$10.17	$9.77
Class B	11.58	9.30	1.00	10.21	9.39	NA	NA
Class C	11.58	9.30	1.00	10.21	9.39	10.17	9.77

Cost of Investments Owned	$1,289,260	$12,403,518	$491,777	$2,034,721	$6,147,319	$1,283,549	$8,322
Cost of Investments in Affiliates Owned	$100	$326,148	$0	$18,015	$283,034	$201,163	$0
Cost of Repurchase Agreements Owned	$3,376	$32,000	$167,550	$5,900	$64,002	$8,871	$1,989
Cost of Foreign Currency Held	$0	$38,165	$0	$0	$18,194	$1,729	$4
Proceeds Received on Short Sales	$40,424	$46,424	$0	$543,741	$97,560	$51,287	$0
Premiums Received on Written Options	$997	$5,954	$0	$404	$142	$964	$1
*With	respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

216	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)

Investment Income:
Interest, net of foreign taxes*	$216,795	$146,283	$126,134	$204,347	$60,345	$160,746	$160,572
Dividends	0	0	0	21	131	1	286
Dividends from Affiliate investments	44	13	37	18	12	7	10
Miscellaneous income	40	26	34	9	13	8	0
Total Income	216,879	146,322	126,205	204,395	60,501	160,762	160,868

Expenses:
Investment advisory fees	20,361	9,610	8,137	12,837	3,094	6,738	7,447
Supervisory and administrative fees	19,476	6,737	9,086	12,271	2,832	7,628	8,329
Distribution fees - Class B	0	241	0	364	0	0	118
Distribution fees - Class C	946	594	37	696	142	592	364
Servicing fees - Class A	839	235	41	656	234	582	606
Servicing fees - Class B	0	80	0	121	0	0	39
Servicing fees - Class C	315	198	12	232	118	197	121
Distribution and/or servicing fees - Other Classes	1,180	73	46	455	71	2,316	491
Trustees’ fees	7	4	3	6	2	5	6
Interest expense	138	772	45	886	800	9,979	5,597
Miscellaneous expense	18	5	10	8	3	6	7
Total Expenses	43,280	18,549	17,417	28,532	7,296	28,043	23,125

Net Investment Income	173,599	127,773	108,788	175,863	53,205	132,719	137,743

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(359,786)	(107,458)	(61,516)	(148,506)	(61,157)	64,932	69,904
Net realized gain on Affiliate investments	2	1	1	5	3	4	1
Net realized gain (loss) on futures contracts, written options and swaps	(68,382)	(7,870)	495	(90,500)	(193,891)	(36,281)	20,650
Net realized gain (loss) on foreign currency transactions	(185,174)	74,188	(74,089)	43,324	12,929	(217,421)	131,052
Net change in unrealized (depreciation) on investments	(234,517)	(357,036)	(327,699)	(369,701)	(67,023)	(574,366)	(526,641)
Net change in unrealized appreciation on Affiliate investments	32	5	27	12	5	0	2
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	21,577	(27,726)	22,241	(52,029)	174,467	623	(20,993)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(510,972)	(13,451)	(32,496)	(3,573)	(7,345)	22,508	34,858
Net (Loss)	(1,337,220)	(439,347)	(473,036)	(620,968)	(142,012)	(740,001)	(291,167)

Net (Decrease) in Net Assets Resulting from Operations	$(1,163,621)	$(311,574)	$(364,248)	$(445,105)	$(88,807)	$(607,282)	$(153,424)

*Foreign tax withholdings	$0	$15	$809	$77	$3	$99	$288

Annual Report	March 31, 2009	217

Statements of Operations  (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	Global Advantage Strategy Fund (1)	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Income Fund

Investment Income:
Interest, net of foreign taxes*	$23	$13,269	$34,354	$554,791	$25,200
Dividends	0	76	0	12,642	46
Dividends from Affiliate investments	0	1	10	186	3
Miscellaneous income	0	0	0	112	0
Total Income	23	13,346	34,364	567,731	25,249

Expenses:
Investment advisory fees	3	573	1,618	15,793	760
Supervisory and administrative fees	2	748	2,192	19,401	628
Distribution fees - Class B	0	40	237	1,489	0
Distribution fees - Class C	0	114	506	2,936	26
Servicing fees - Class A	0	49	499	1,722	15
Servicing fees - Class B	0	13	79	496	0
Servicing fees - Class C	0	38	169	979	9
Distribution and/or servicing fees - Other Classes	0	0	210	2,996	5
Trustees’ fees	0	0	1	11	0
Organization expense	91	0	0	0	0
Interest expense	0	1,127	1,056	338	1,846
Miscellaneous expense	0	1	6	15	15
Total Expenses	96	2,703	6,573	46,176	3,304
Reimbursement by Manager	(91)	0	0	0	(152)
Net Expenses	5	2,703	6,573	46,176	3,152

Net Investment Income	18	10,643	27,791	521,555	22,097

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	7	(2,325)	25,935	(376,278)	(6,536)
Net realized gain on Affiliate investments	0	0	5	30	2
Net realized gain (loss) on futures contracts, written options and swaps	(3)	(3,257)	(7,296)	(348,176)	688
Net realized gain (loss) on foreign currency transactions	(6)	13,876	0	14,150	72
Net change in unrealized appreciation (depreciation) on investments	38	(38,187)	(5,516)	(1,501,127)	(29,662)
Net change in unrealized appreciation on Affiliate investments	0	0	0	56	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	13	5	992	137,381	(10,679)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	10	2,361	0	(22,227)	(15)
Net Gain (Loss)	59	(27,527)	14,120	(2,096,191)	(46,130)

Net Increase (Decrease) in Net Assets Resulting from Operations	$77	$(16,884)	$41,911	$(1,574,636)	$(24,033)

*Foreign tax withholdings	$0	$12	$0	$38	$0

(1)	Period from February 5, 2009 to March 31, 2009.
(2)	Period from June 30, 2008 to March 31, 2009.
(3)	Period from January 30, 2009 to March 31, 2009.

218	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund (2)	Unconstrained Tax Managed Bond Fund (3)

$83,688	$52,583	$487,836	$8,932	$74,321	$182,303	$9,178	$15
1,009	0	9,975	0	325	329	244	0
274	0	48	0	14	512	63	0
26	0	188	0	0	61	1	0
84,997	52,583	498,047	8,932	74,660	183,205	9,486	15

3,635	2,522	26,048	645	2,197	10,232	1,475	3
3,889	3,241	23,963	1,537	2,622	8,629	881	2
0	209	985	472	96	63	0	0
197	413	1,859	0	226	314	62	0
224	525	4,161	147	165	707	125	0
0	69	328	157	32	21	0	0
66	138	930	99	75	261	21	0
136	296	2,559	16	866	4,365	98	0
3	2	20	1	2	8	0	0
0	0	0	0	0	0	47	27
17	330	3,637	12	9,815	2,071	17	0
0	3	22	108	1	9	0	0
8,167	7,748	64,512	3,194	16,097	26,680	2,726	32
0	0	0	(354)	0	0	(35)	(27)
8,167	7,748	64,512	2,840	16,097	26,680	2,691	5

76,830	44,835	433,535	6,092	58,563	156,525	6,795	10

2,568	6,246	(31,879)	(45)	25,988	14,501	3,314	0
32	0	0	0	1	22	0	0
(998)	23,393	261,403	0	(13,274)	39,613	1,717	0
2,794	0	43,390	0	0	30,166	281	0
(117,148)	(12,087)	(762,397)	0	(62,214)	(175,227)	7,348	(22)
79	1	48	0	0	37	37	0
34,687	(701)	(261,966)	0	1,851	(20,781)	759	0
(4,964)	0	(30,334)	0	0	(23,256)	(152)	0
(82,950)	16,852	(781,735)	(45)	(47,648)	(134,925)	13,304	(22)

$(6,120)	$61,687	$(348,200)	$6,047	$10,915	$21,600	$20,099	$(12)

$0	$0	$0	$0	$0	$0	$9	$0

Annual Report	March 31, 2009	219

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$173,599	$197,451	$127,773	$153,717	$108,788	$99,683	$175,863	$138,725
Net realized gain (loss)	(613,342)	324,252	(41,140)	19,764	(135,110)	49,381	(195,682)	90,978
Net realized gain on Affiliate investments	2	0	1	0	1	0	5	0
Net change in unrealized appreciation (depreciation)	(723,912)	88,755	(398,213)	(114,025)	(337,954)	47,426	(425,303)	(109,852)
Net change in unrealized appreciation on Affiliate investments	32	0	5	0	27	0	12	0
Net increase (decrease) resulting from operations	(1,163,621)	610,458	(311,574)	59,456	(364,248)	196,490	(445,105)	119,851

Distributions to Shareholders:
From net investment income
Class A	(11,762)	(8,468)	(5,789)	(6,752)	(195)	(119)	(17,895)	(16,795)
Class B	0	0	(1,717)	(2,497)	0	0	(2,943)	(3,176)
Class C	(3,429)	(2,766)	(4,248)	(5,802)	(20)	(71)	(5,634)	(6,042)
Other Classes	(156,727)	(186,433)	(126,297)	(147,905)	(27,978)	(104,899)	(177,850)	(124,997)
From net realized capital gains
Class A	(5,254)	(20,274)	(1,998)	(229)	0	(147)	(2,503)	(8,921)
Class B	0	0	(579)	(99)	0	0	(471)	(1,901)
Class C	(2,365)	(8,593)	(1,520)	(231)	0	(206)	(898)	(3,536)
Other Classes	(58,985)	(359,373)	(39,715)	(4,985)	0	(89,004)	(26,839)	(65,732)
Tax basis return of capital
Class A	0	0	0	0	(724)	0	(111)	0
Class B	0	0	0	0	0	0	(21)	0
Class C	0	0	0	0	(219)	0	(39)	0
Other Classes	0	0	0	0	(78,695)	0	(1,037)	0

Total Distributions	(238,522)	(585,907)	(181,863)	(168,500)	(107,831)	(194,446)	(236,241)	(231,100)

Fund Share Transactions:
Receipts for shares sold
Class A	314,029	247,748	42,503	35,492	18,133	16,623	81,135	93,088
Class B	0	0	3,091	11,611	0	0	3,400	5,742
Class C	73,103	86,500	18,966	27,582	4,792	4,967	16,615	21,682
Other Classes	1,798,488	2,622,925	419,698	750,452	711,625	2,051,687	858,217	1,581,250
Issued as reinvestment of distributions
Class A	11,423	21,476	5,023	4,673	766	222	14,256	18,390
Class B	0	0	1,478	1,564	0	0	2,625	3,967
Class C	4,101	8,229	4,102	4,371	205	265	4,826	7,196
Other Classes	201,873	510,001	154,357	140,275	103,137	193,681	166,023	153,012
Cost of shares redeemed
Class A	(381,811)	(73,401)	(56,810)	(53,782)	(17,397)	(700)	(132,054)	(102,700)
Class B	0	0	(16,618)	(18,944)	0	0	(17,457)	(18,969)
Class C	(86,519)	(17,429)	(45,953)	(42,739)	(3,060)	(480)	(39,830)	(52,439)
Other Classes	(3,904,281)	(1,518,805)	(504,213)	(838,749)	(514,605)	(1,187,901)	(1,322,955)	(815,618)
Net increase (decrease) resulting from Fund share transactions	(1,969,594)	1,887,244	25,624	21,806	303,596	1,078,364	(365,199)	894,601

Fund Redemption Fee	490	81	75	22	32	11	112	48

Total Increase (Decrease) in Net Assets	(3,371,247)	1,911,876	(467,738)	(87,216)	(168,451)	1,080,419	(1,046,433)	783,400

Net Assets:
Beginning of year or period	5,310,186	3,398,310	2,399,501	2,486,717	1,702,833	622,414	3,306,176	2,522,776
End of year or period*	$1,938,939	$5,310,186	$1,931,763	$2,399,501	$1,534,382	$1,702,833	$2,259,743	$3,306,176

*Including undistributed (overdistributed) net investment income of:	$(58,930)	$(1,368)	$(20,733)	$(30,069)	$(62,921)	$(39,184)	$(117,915)	$1,649

220	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from February 5, 2009 to March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008

$53,205	$219,298	$132,719	$103,521	$137,743	$95,994	$18	$10,643	$8,293
(242,119)	(106,187)	(188,770)	327,918	221,606	(19,583)	(2)	8,294	(3,911)
3	0	4	0	1	0	0	0	0
100,099	(323,328)	(551,235)	123,505	(512,776)	64,085	61	(35,821)	9,354
5	0	0	0	2	0	0	0	0
(88,807)	(210,217)	(607,282)	554,944	(153,424)	140,496	77	(16,884)	13,736

0	(16,161)	(6,606)	(8,966)	(8,312)	(7,863)	(1)	(749)	(575)
0	0	0	0	(422)	(574)	0	(162)	(156)
0	(6,232)	(1,649)	(2,369)	(1,304)	(1,406)	(1)	(470)	(390)
0	(237,966)	(76,320)	(87,045)	(103,103)	(80,979)	(16)	(7,972)	(6,520)

0	(2,825)	(20,057)	(8,156)	(12,309)	0	0	(687)	0
0	0	0	0	(711)	0	0	(175)	0
0	(1,151)	(6,836)	(2,697)	(2,347)	0	0	(532)	0
0	(45,221)	(210,990)	(82,222)	(146,470)	0	0	(5,249)	0

(4,890)	(400)	(2,504)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
(2,330)	(162)	(849)	0	0	0	0	0	0
(49,641)	(5,573)	(25,656)	0	0	0	0	0	0

(56,861)	(315,691)	(351,467)	(191,455)	(274,978)	(90,822)	(18)	(15,996)	(7,641)

32,997	150,659	117,618	112,743	123,436	77,392	1,557	12,225	19,003
0	0	0	0	1,060	1,304	0	702	1,518
6,340	31,318	16,438	34,183	14,179	8,824	446	5,131	3,237
779,328	2,031,524	1,208,118	1,813,467	1,629,833	988,710	5,418	54,949	82,668

3,136	13,235	23,092	12,971	16,499	6,150	1	905	401
0	0	0	0	897	428	0	263	116
1,710	5,938	6,537	3,581	2,868	1,116	1	790	297
47,655	284,482	295,077	145,648	204,014	63,055	17	9,925	5,446

(91,242)	(318,253)	(207,012)	(130,510)	(143,021)	(101,392)	(10)	(13,594)	(18,687)
0	0	0	0	(7,438)	(10,046)	0	(2,491)	(2,172)
(33,099)	(80,770)	(50,131)	(39,467)	(19,646)	(23,363)	(35)	(6,686)	(4,008)
(1,639,232)	(5,014,551)	(1,770,750)	(1,437,239)	(1,491,784)	(847,452)	(202)	(127,214)	(34,006)
(892,407)	(2,896,418)	(361,013)	515,377	330,897	164,726	7,193	(65,095)	53,813

5	20	1,358	142	128	74	1	15	6

(1,038,070)	(3,422,306)	(1,318,404)	879,008	(97,377)	214,474	7,253	(97,960)	59,914

1,760,563	5,182,869	3,225,808	2,346,800	2,780,992	2,566,518	0	266,167	206,253
$722,493	$1,760,563	$1,907,404	$3,225,808	$2,683,615	$2,780,992	$7,253	$168,207	$266,167

$(11,146)	$(54,860)	$(57,878)	$252,912	$19,631	$(86,269)	$(9)	$5,211	$(7,635)

Annual Report	March 31, 2009	221

Statements of Changes in Net Assets  (Cont.)

	GNMA Fund		High Yield Fund		Income Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$27,791	$15,891	$521,555	$489,899	$22,097	$6,705
Net realized gain (loss)	18,639	8,543	(710,304)	48,963	(5,776)	(240)
Net realized gain on Affiliate investments	5	0	30	0	2	0
Net change in unrealized appreciation (depreciation)	(4,524)	2,676	(1,385,973)	(563,522)	(40,356)	(2,384)
Net change in unrealized appreciation on Affiliate investments	0	0	56	0	0	0
Net increase (decrease) resulting from operations	41,911	27,110	(1,574,636)	(24,660)	(24,033)	4,081

Distributions to Shareholders:
From net investment income
Class A	(8,771)	(4,212)	(51,141)	(53,335)	(422)	(47)
Class B	(1,140)	(1,187)	(12,989)	(21,535)	0	0
Class C	(2,468)	(1,252)	(25,935)	(35,632)	(206)	(30)
Other Classes	(16,172)	(9,160)	(413,022)	(396,954)	(20,614)	(6,805)
From net realized capital gains
Class A	(3,074)	(639)	0	(467)	0	0
Class B	(422)	(198)	0	(201)	0	0
Class C	(1,088)	(213)	0	(341)	0	0
Other Classes	(4,030)	(1,381)	0	(3,537)	0	0
Tax basis return of capital
Class A	0	0	(6,115)	0	0	0
Class B	0	0	(1,759)	0	0	0
Class C	0	0	(3,471)	0	0	0
Other Classes	0	0	(23,746)	0	0	0

Total Distributions	(37,165)	(18,242)	(538,178)	(512,002)	(21,242)	(6,882)

Fund Share Transactions:
Receipts for shares sold
Class A	344,850	60,096	364,302	243,272	16,795	2,179
Class B	18,601	5,489	10,993	13,033	0	0
Class C	122,163	9,701	87,592	44,332	8,121	1,822
Other Classes	489,295	132,393	3,822,230	2,546,752	40,991	271,112
Issued as reinvestment of distributions
Class A	8,734	3,933	40,837	38,259	251	31
Class B	1,048	928	8,003	11,481	0	0
Class C	2,439	1,076	17,452	21,823	103	24
Other Classes	18,833	9,816	366,486	337,294	20,564	6,753
Cost of shares redeemed
Class A	(126,048)	(29,187)	(294,642)	(287,344)	(2,558)	(198)
Class B	(10,091)	(8,694)	(94,494)	(134,069)	0	0
Class C	(17,419)	(7,040)	(142,641)	(183,401)	(2,014)	(365)
Other Classes	(250,269)	(37,233)	(2,448,569)	(2,821,077)	(24,135)	(9,935)
Net increase (decrease) resulting from Fund share transactions	602,136	141,278	1,737,549	(169,645)	58,118	271,423

Fund Redemption Fee	0	0	946	383	3	1

Total Increase (Decrease) in Net Assets	606,882	150,146	(374,319)	(705,924)	12,846	268,623

Net Assets:
Beginning of year or period	436,458	286,312	6,759,622	7,465,546	293,679	25,056
End of year or period*	$1,043,340	$436,458	$6,385,303	$6,759,622	$306,525	$293,679

*Including undistributed (overdistributed) net investment income of:	$4,960	$1,952	$(31,564)	$(57,171)	$(531)	$189

222	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$76,830	$3,948	$44,835	$69,684	$433,535	$469,819	$6,092	$16,709	$58,563	$29,183
4,364	383	29,639	93,066	272,914	158,071	(45)	59	12,714	13,242
32	0	0	0	0	0	0	0	1	0
(87,425)	507	(12,788)	15,504	(1,054,697)	106,243	0	0	(60,363)	1,615
79	0	1	0	48	0	0	0	0	0
(6,120)	4,838	61,687	178,254	(348,200)	734,133	6,047	16,768	10,915	44,040

(4,623)	(1,436)	(8,084)	(8,869)	(65,532)	(54,587)	(1,526)	(3,720)	(4,214)	(2,167)
0	0	(861)	(1,239)	(4,187)	(6,600)	(348)	(1,734)	(680)	(632)
(1,156)	(305)	(1,706)	(1,569)	(12,801)	(14,733)	(1,007)	(2,669)	(1,677)	(1,077)
(73,369)	(2,287)	(34,487)	(57,679)	(355,252)	(400,004)	(3,192)	(8,644)	(50,188)	(25,058)

(215)	(92)	(1,514)	(23)	(22,096)	(9,539)	0	0	(604)	(298)
0	0	(191)	(4)	(1,600)	(1,279)	0	0	(98)	(99)
(65)	(23)	(436)	(5)	(4,903)	(2,739)	0	0	(249)	(172)
(8,711)	(140)	(5,403)	(118)	(107,841)	(63,897)	0	0	(6,489)	(3,444)

0	0	0	0	(2)	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	(10)	0	0	0	0	0

(88,139)	(4,283)	(52,682)	(69,506)	(574,224)	(553,378)	(6,073)	(16,767)	(64,199)	(32,947)

398,120	15,969	126,832	119,550	1,152,249	803,124	301,723	129,298	66,326	28,270
0	0	6,560	5,037	5,071	8,211	68,904	44,226	1,405	2,683
120,609	4,520	31,898	21,808	119,759	77,761	169,369	79,950	15,004	7,591
4,174,140	18,617	315,107	1,707,162	4,049,056	4,165,451	427,735	175,626	594,659	464,181

2,925	1,018	7,487	6,555	69,301	52,800	1,376	3,323	3,465	1,955
0	0	746	878	4,185	5,509	291	1,434	588	550
772	207	1,206	969	11,833	11,813	920	2,468	1,188	713
79,236	2,082	37,613	55,108	429,526	431,933	3,047	7,926	52,190	26,616

(49,347)	(11,142)	(169,289)	(84,883)	(1,057,067)	(426,776)	(217,519)	(100,139)	(33,536)	(18,132)
0	0	(13,220)	(12,222)	(54,986)	(62,842)	(53,499)	(38,247)	(6,218)	(4,323)
(6,047)	(2,235)	(30,853)	(12,409)	(122,566)	(127,255)	(116,014)	(69,502)	(8,728)	(7,779)
(910,451)	(5,560)	(1,078,293)	(1,448,492)	(5,099,778)	(4,258,637)	(395,044)	(134,891)	(571,950)	(100,315)
3,809,957	23,476	(764,206)	359,061	(493,417)	681,092	191,289	101,472	114,393	402,010

29	1	200	124	0	12	0	0	0	0

3,715,727	24,032	(755,001)	467,933	(1,415,841)	861,859	191,263	101,473	61,109	413,103

97,679	73,647	1,721,240	1,253,307	11,417,211	10,555,352	462,074	360,601	912,952	499,849
$3,813,406	$97,679	$966,239	$1,721,240	$10,001,370	$11,417,211	$653,337	$462,074	$974,061	$912,952

$1,128	$(399)	$492	$146	$(38,757)	$(12,214)	$41	$21	$5,537	$400

Annual Report	March 31, 2009	223

Statements of Changes in Net Assets  (Cont.)

	Short-Term Fund		Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from June 30, 2008 to March 31, 2009	Period from January 30, 2009 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$156,525	$191,974	$6,795	$10
Net realized gain (loss)	84,280	(1,495)	5,312	0
Net realized gain on Affiliate investments	22	0	0	0
Net change in unrealized appreciation (depreciation)	(219,264)	(50,485)	7,955	(22)
Net change in unrealized appreciation on Affiliate investments	37	0	37	0
Net increase (decrease) resulting from operations	21,600	139,994	20,099	(12)

Distributions to Shareholders:
From net investment income
Class A	(9,687)	(9,948)	(1,115)	(1)
Class B	(228)	(446)	0	0
Class C	(3,289)	(4,562)	(137)	0
Other Classes	(135,672)	(176,760)	(4,844)	(9)
From net realized capital gains
Class A	(4,839)	(688)	(31)	0
Class B	(133)	(34)	0	0
Class C	(1,675)	(325)	(5)	0
Other Classes	(50,348)	(11,689)	(120)	0
Tax basis return of capital
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(205,871)	(204,452)	(6,252)	(10)

Fund Share Transactions:
Receipts for shares sold
Class A	389,629	77,987	203,732	1,359
Class B	4,028	3,083	0	0
Class C	71,791	15,670	42,452	170
Other Classes	3,283,750	3,331,228	767,654	6,270
Issued as reinvestment of distributions
Class A	11,057	7,549	1,009	1
Class B	260	321	0	0
Class C	3,208	3,154	111	0
Other Classes	179,748	178,452	4,547	9
Cost of shares redeemed
Class A	(205,862)	(140,482)	(9,562)	0
Class B	(5,051)	(7,899)	0	0
Class C	(46,289)	(38,177)	(1,669)	0
Other Classes	(2,983,251)	(3,316,420)	(60,101)	(15)
Net increase resulting from Fund share transactions	703,018	114,466	948,173	7,794

Fund Redemption Fee	0	31	76	0

Total Increase in Net Assets	518,747	50,039	962,096	7,772

Net Assets:
Beginning of year or period	3,773,897	3,723,858	0	0
End of year or period*	$4,292,644	$3,773,897	$962,096	$7,772

*Including undistributed net investment income of:	$20,958	$1,842	$567	$0

224	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(22,187)	$20,730

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(762,764)	(21,242,260)
Proceeds from sales of long-term securities	666,237	20,669,020
Purchases (Proceeds from sales) of short-term portfolio investments, net	(14,581)	50,797
Increase in deposits with counterparty	0	(194)
Increase in receivable for investments sold	(3,989)	(505,288)
Increase in interest and dividends receivable	(687)	(2,496)
Increase (decrease) in swap premiums paid	19,136	(18,765)
Increase in other assets	(1)	0
Increase (decrease) in payable for investments purchased	(30,486)	191,001
Increase in investment advisory fee	5	27
Increase in supervisory and administrative fee	8	36
Increase in distribution fee	4	13
Increase in servicing fee	5	15
Increase in recoupment payable to manager	100	0
Proceeds (payment) from futures transactions	(2,558)	4,351
Proceeds from currency transactions	77	0
Proceeds from short sale transactions	0	250,592
Unrealized (depreciation) on investments	40,356	60,363
Net realized gain (loss) on investments	5,774	(12,715)
Net amortization on investments	(692)	(1,989)
Net cash used for operating activities	(106,243)	(536,762)

Cash flows received from financing activities:
Proceeds from shares sold	66,575	681,434
Payment on shares redeemed	(28,629)	(619,460)
Cash dividend paid*	(275)	(6,464)
Net borrowing from reverse repurchase agreements	51,964	477,051
Interest expense paid	(1,846)	(9,815)
Increase in overdraft due to custodian	13,237	0
Increase in payable to counterparty	5,420	8,721
Net cash received from financing activities	106,446	531,467

Net Increase (Decrease) in Cash and Foreign Currency	203	(5,295)

Cash and Foreign Currency:
Beginning of year	264	5,349
End of year	$467	$54

* Reinvestment of dividends	$20,918	$57,431

Annual Report	March 31, 2009	225

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of 20 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position")

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

226	PIMCO Funds

March 31, 2009

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S.

Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment

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companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations. At the period ended March 31, 2009, the High Yield Fund had $1,058,869 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

228	PIMCO Funds

March 31, 2009

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury

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(the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

230	PIMCO Funds

March 31, 2009

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of

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protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements   Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

232	PIMCO Funds

March 31, 2009

This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  REDEMPTIONS IN-KIND

For the year ended March 31, 2009, the following Fund realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

	Realized Gains	Realized Losses
Global Bond Fund (U.S. Dollar-Hedged)	$695	$(7,158)

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2009	233

Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes		Class D		Class P		Class R
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%		0.55%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%		0.45%		0.40%		N/A
Emerging Local Bond Fund	0.45%		0.50%		0.50%		0.65%		0.65%		0.60%		N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%		0.55%		0.50%		N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%		0.40%	(2)	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.40%	(2)	0.35%		0.45%
Global Advantage Strategy Bond Fund	0.40%	(7)(11)	0.30%	(8)(11)	N/A		0.45%	(9)(11)	0.45%	(9)(11)	0.40%	(10)(11)	0.45%	(9)(11)
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		0.30%		0.45%		N/A		0.40%		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		0.35%		N/A
High Yield Fund	0.25%		0.30%	(3)	0.30%	(3)	0.40%		0.40%		0.40%	(5)	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%		0.25%		0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%		N/A		0.35%		N/A
Low Duration Fund	0.25%		0.21%	(4)	0.21%	(4)	0.35%		0.25%		0.31%	(6)	0.35%
Money Market Fund	0.12%		0.20%		0.20%		0.35%		N/A		N/A		N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%		0.25%		0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%		0.45%		0.40%		0.45%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%		N/A		0.45%		0.45%		N/A		N/A

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(2)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(3)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.05% to 0.30% per annum.
(4)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(5)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.05% to 0.40% per annum.
(6)	Effective October 1, 2008, the Fund's Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.
(7)	Effective February 24, 2009, the Fund's Investment Advisory Fee was reduced by 0.20% to 0.40% per annum.
(8)	Effective February 24, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(9)	Effective February 24, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(10)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(11)	Effective February 24, 2009, the Global Advantage Strategy Bond Fund is no longer waiving a portion of the Investment Advisory Fee or the Supervisory and Administrative Fee.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

234	PIMCO Funds

March 31, 2009

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond, Global Advantage Strategy Bond, Income, Unconstrained Bond and Unconstrained Tax Managed Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—	—	—
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	—	1.00%	1.55%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$19
Global Advantage Strategy Bond Fund	69
Income Fund	72
Unconstrained Bond Fund	35
Unconstrained Tax Managed Bond Fund	27

To maintain certain net yields for the Money Market Fund (the “Fund”), PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with the Fund (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of the Fund; (ii) second, to the extent necessary, the Fund’s supervisory and administrative fee; and (iii) third, to the extent necessary, the Fund’s investment advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Fund any portion of the supervisory and administrative fee or investment advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and PIMCO Funds, exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Fund to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Annual Report	March 31, 2009	235

Notes to Financial Statements  (Cont.)

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$401,137	$777,178
Diversified Income Fund	87,390	40,121
Emerging Local Bond Fund	26,134,638	0
Emerging Markets Bond Fund	426,467	117,481
Floating Income Fund	92,435	162,502
Foreign Bond Fund (Unhedged)	138,654	108,395
Foreign Bond Fund (U.S. Dollar-Hedged)	323,486	125,488
Global Bond Fund (U.S. Dollar-Hedged)	125	10,640
GNMA Fund	6,138	0
High Yield Fund	174,374	3,165
Income Fund	979	0
Investment Grade Corporate Bond Fund	308,711	0
Low Duration Fund	47,870	0
Mortgage-Backed Securities Fund	16,070	0
Short-Term Fund	218,083	0
Unconstrained Bond Fund	94,433	0
Unconstrained Tax Managed Bond Fund	300	0

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$0	$323,544	$127,000	$31	$196,577	$44	$2
Diversified Income Fund	0	53,013	31,300	5	21,718	13	1
Emerging Local Bond Fund	0	236,137	87,700	27	148,465	37	1
Emerging Markets Bond Fund	0	199,618	84,300	12	115,334	18	5
Floating Income Fund	0	56,612	26,400	5	30,219	12	3
Foreign Bond Fund (Unhedged)	0	162,507	162,400	1	112	7	4
Foreign Bond Fund (U.S. Dollar-Hedged)	0	168,310	102,000	2	66,314	10	1
Global Advantage Strategy Bond Fund	0	2,400	1,500	0	900	0	0
Global Bond Fund (U.S. Dollar-Hedged)	0	11,701	10,400	0	1,301	1	0
GNMA Fund	0	177,210	145,900	0	31,315	10	5
High Yield Fund	0	655,086	282,200	56	372,972	186	30
Income Fund	0	29,704	26,600	0	3,106	3	2
Investment Grade Corporate Bond Fund	0	1,053,274	355,300	79	698,085	274	32
Long-Term U.S. Government Fund	0	2,000	1,900	1	101	0	0

236	PIMCO Funds

March 31, 2009

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Low Duration Fund	$0	$335,648	$9,500	$48	$326,196	$48	$0
Mortgage-Backed Securities Fund	0	200,214	182,200	0	18,015	14	1
Short-Term Fund	0	730,012	447,000	37	283,071	512	22
Unconstrained Bond Fund	0	256,263	55,100	37	201,200	63	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,954,786	$2,128,652	$2,071,829	$3,754,039
Diversified Income Fund	4,992,617	4,921,400	711,609	711,830
Emerging Local Bond Fund	397,515	398,760	1,656,529	917,569
Emerging Markets Bond Fund	4,994,497	5,198,685	1,515,896	1,330,409
Floating Income Fund	1,635,122	1,830,741	710,389	1,377,243
Foreign Bond Fund (Unhedged)	15,744,028	16,659,217	11,215,232	11,310,669
Foreign Bond Fund (U.S. Dollar-Hedged)	22,672,150	23,336,088	12,954,959	12,227,382
Global Advantage Strategy Bond Fund	3,287	1,147	7,270	1,877
Global Bond Fund (U.S. Dollar-Hedged)	1,364,489	1,379,743	1,059,513	1,090,322
GNMA Fund	21,594,877	20,602,541	499,207	298,450
High Yield Fund	19,910,332	20,244,268	5,604,030	3,519,969
Income Fund	612,649	540,369	150,115	74,484
Investment Grade Corporate Bond Fund	5,919,695	4,817,039	4,372,928	583,871
Long-Term U.S. Government Fund	4,243,517	4,580,773	334,372	102,778
Low Duration Fund	24,099,332	21,670,098	3,475,061	1,818,365
Mortgage-Backed Securities Fund	20,716,776	20,217,722	525,484	269,354
Short-Term Fund	26,922,810	24,891,500	2,111,329	1,323,021
Unconstrained Bond Fund	2,486,837	1,537,822	612,541	84,629
Unconstrained Tax Managed Bond Fund	521	0	7,802	0

11.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Board of Trustees of the Trust has approved the continued participation by the Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program is designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program was initially scheduled to terminate on December 18, 2008, was extended until April 30, 2009, and was extended again until September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) requires a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $106,870 during the period ended March 31, 2009 and was recorded as a component of miscellaneous expense on the Statement of Operations.

Annual Report	March 31, 2009	237

Notes to Financial Statements  (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	29,573	$314,029	22,648	$247,748	4,392	$42,503	3,257	$35,492
Class B	0	0	0	0	340	3,091	1,061	11,611
Class C	6,830	73,103	7,857	86,500	2,060	18,966	2,526	27,582
Other Classes	169,326	1,798,488	239,229	2,622,925	44,867	419,698	68,219	750,452
Issued as reinvestment of distributions
Class A	1,235	11,423	1,998	21,476	555	5,023	431	4,673
Class B	0	0	0	0	162	1,478	144	1,564
Class C	455	4,101	767	8,229	452	4,102	403	4,371
Other Classes	21,635	201,873	47,300	510,001	17,057	154,357	12,932	140,275
Cost of shares redeemed
Class A	(41,694)	(381,811)	(6,742)	(73,401)	(6,253)	(56,810)	(4,967)	(53,782)
Class B	0	0	0	0	(1,765)	(16,618)	(1,750)	(18,944)
Class C	(9,673)	(86,519)	(1,592)	(17,429)	(4,809)	(45,953)	(3,945)	(42,739)
Other Classes	(428,793)	(3,904,281)	(135,060)	(1,518,805)	(54,109)	(504,213)	(77,621)	(838,749)
Net increase (decrease) resulting from Fund share transactions	(251,106)	$(1,969,594)	176,405	$1,887,244	2,949	$25,624	690	$21,806

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)

	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	11,826	$117,618	10,494	$112,743	12,586	$123,436	7,584	$77,392
Class B	0	0	0	0	108	1,060	128	1,304
Class C	1,653	16,438	3,173	34,183	1,448	14,179	867	8,824
Other Classes	119,040	1,208,118	172,049	1,813,467	166,656	1,629,833	96,722	988,710
Issued as reinvestment of distributions
Class A	2,767	23,092	1,236	12,971	1,827	16,499	604	6,150
Class B	0	0	0	0	99	897	42	428
Class C	787	6,537	341	3,581	319	2,868	110	1,116
Other Classes	35,223	295,077	13,843	145,648	22,604	204,014	6,196	63,055
Cost of shares redeemed
Class A	(21,194)	(207,012)	(12,489)	(130,510)	(15,055)	(143,021)	(9,982)	(101,392)
Class B	0	0	0	0	(765)	(7,438)	(990)	(10,046)
Class C	(5,135)	(50,131)	(3,818)	(39,467)	(2,061)	(19,646)	(2,298)	(23,363)
Other Classes	(186,734)	(1,770,750)	(135,156)	(1,437,239)	(158,900)	(1,491,784)	(83,638)	(847,452)
Net increase (decrease) resulting from Fund share transactions	(41,767)	$(361,013)	49,673	$515,377	28,866	$330,897	15,345	$164,726

238	PIMCO Funds

March 31, 2009

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,059	$18,133	1,659	$16,623	8,490	$81,135	8,568	$93,088	3,837	$32,997	14,501	$150,659
0	0	0	0	334	3,400	526	5,742	0	0	0	0
544	4,792	481	4,967	1,724	16,615	1,985	21,682	760	6,340	3,015	31,318
76,527	711,625	201,111	2,051,687	93,443	858,217	145,336	1,581,250	97,517	779,328	200,060	2,031,524

87	766	22	222	1,568	14,256	1,700	18,390	381	3,136	1,313	13,235
0	0	0	0	290	2,625	367	3,967	0	0	0	0
24	205	27	265	533	4,826	666	7,196	208	1,710	591	5,938
11,987	103,137	19,101	193,681	18,405	166,023	14,159	153,012	5,687	47,655	28,326	284,482

(2,202)	(17,397)	(70)	(700)	(14,567)	(132,054)	(9,453)	(102,700)	(11,025)	(91,242)	(31,928)	(318,253)
0	0	0	0	(1,926)	(17,457)	(1,742)	(18,969)	0	0	0	0
(374)	(3,060)	(48)	(480)	(4,384)	(39,830)	(4,818)	(52,439)	(4,051)	(33,099)	(8,117)	(80,770)
(63,715)	(514,605)	(112,082)	(1,187,901)	(148,931)	(1,322,955)	(74,523)	(815,618)	(184,650)	(1,639,232)	(504,423)	(5,014,551)
24,937	$303,596	110,201	$1,078,364	(45,021)	$(365,199)	82,771	$894,601	(91,336)	$(892,407)	(296,662)	$(2,896,418)

Global Advantage Strategy Bond Fund		Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
Period from 02/05/2009 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

155	$1,557	1,284	$12,225	1,975	$19,003	30,815	$344,850	5,380	$60,096	47,346	$364,302	25,460	$243,272
0	0	76	702	154	1,518	1,665	18,601	496	5,489	1,473	10,993	1,346	13,033
45	446	548	5,131	331	3,237	10,952	122,163	869	9,701	11,633	87,592	4,612	44,332
544	5,418	5,807	54,949	8,447	82,668	43,778	489,295	11,849	132,393	522,654	3,822,230	266,307	2,546,752

0	1	104	905	42	401	784	8,734	352	3,933	5,370	40,837	3,990	38,259
0	0	30	263	11	116	94	1,048	84	928	1,038	8,003	1,196	11,481
0	1	91	790	31	297	219	2,439	96	1,076	2,287	17,452	2,274	21,823
1	17	1,119	9,925	563	5,446	1,687	18,833	879	9,816	48,595	366,486	35,184	337,294

(1)	(10)	(1,464)	(13,594)	(1,951)	(18,687)	(11,317)	(126,048)	(2,614)	(29,187)	(38,852)	(294,642)	(29,988)	(287,344)
0	0	(269)	(2,491)	(226)	(2,172)	(903)	(10,091)	(783)	(8,694)	(11,840)	(94,494)	(13,973)	(134,069)
(3)	(35)	(732)	(6,686)	(416)	(4,008)	(1,561)	(17,419)	(633)	(7,040)	(18,299)	(142,641)	(19,136)	(183,401)
(20)	(202)	(14,213)	(127,214)	(3,579)	(34,006)	(22,503)	(250,269)	(3,342)	(37,233)	(332,327)	(2,448,569)	(293,911)	(2,821,077)

721	$7,193	(7,619)	$(65,095)	5,382	$53,813	53,710	$602,136	12,633	$141,278	239,078	$1,737,549	(16,639)	$(169,645)

Annual Report	March 31, 2009	239

Notes to Financial Statements  (Cont.)

	Income Fund				Investment Grade Corporate Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,872	$16,795	218	$2,179	40,502	$398,120	1,540	$15,969
Class B	0	0	0	0	0	0	0	0
Class C	898	8,121	183	1,822	12,265	120,609	438	4,520
Other Classes	4,344	40,991	27,076	271,112	421,530	4,174,140	1,793	18,617
Issued as reinvestment of distributions
Class A	28	251	3	31	299	2,925	98	1,018
Class B	0	0	0	0	0	0	0	0
Class C	11	103	2	24	79	772	20	207
Other Classes	2,260	20,564	674	6,753	8,144	79,236	202	2,082
Cost of shares redeemed
Class A	(284)	(2,558)	(19)	(198)	(5,069)	(49,347)	(1,083)	(11,142)
Class B	0	0	0	0	0	0	0	0
Class C	(221)	(2,014)	(36)	(365)	(621)	(6,047)	(216)	(2,235)
Other Classes	(2,634)	(24,135)	(990)	(9,935)	(91,637)	(910,451)	(541)	(5,560)
Net increase (decrease) resulting from Fund share transactions	6,274	$58,118	27,111	$271,423	385,492	$3,809,957	2,251	$23,476

	Mortgage-Backed Securities Fund				Short-Term Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	6,398	$66,326	2,633	$28,270	40,664	$389,629	7,865	$77,987
Class B	136	1,405	251	2,683	420	4,028	311	3,083
Class C	1,455	15,004	706	7,591	7,532	71,791	1,580	15,670
Other Classes	56,840	594,659	43,129	464,181	341,978	3,283,750	335,681	3,331,228
Issued as reinvestment of distributions
Class A	338	3,465	182	1,955	1,177	11,057	761	7,549
Class B	57	588	51	550	28	260	32	321
Class C	116	1,188	67	713	341	3,208	318	3,154
Other Classes	5,076	52,190	2,475	26,616	19,012	179,748	18,002	178,452
Cost of shares redeemed
Class A	(3,249)	(33,536)	(1,693)	(18,132)	(21,638)	(205,862)	(14,183)	(140,482)
Class B	(597)	(6,218)	(403)	(4,323)	(525)	(5,051)	(797)	(7,899)
Class C	(847)	(8,728)	(726)	(7,779)	(4,850)	(46,289)	(3,849)	(38,177)
Other Classes	(54,255)	(571,950)	(9,346)	(100,315)	(311,811)	(2,983,251)	(335,062)	(3,316,420)
Net increase resulting from Fund share transactions	11,468	$114,393	37,326	$402,010	72,328	$703,018	10,659	$114,466

240	PIMCO Funds

March 31, 2009

Long-Term U.S. Government Fund				Low Duration Fund				Money Market Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,404	$126,832	10,965	$119,550	118,793	$1,152,249	79,429	$803,124	301,724	$301,723	129,298	$129,298
587	6,560	457	5,037	529	5,071	818	8,211	68,904	68,904	44,226	44,226
2,898	31,898	1,997	21,808	12,439	119,759	7,712	77,761	169,369	169,369	79,950	79,950
28,374	315,107	162,076	1,707,162	416,385	4,049,056	412,763	4,165,451	427,735	427,735	175,627	175,626

678	7,487	607	6,555	7,278	69,301	5,258	52,800	1,376	1,376	3,324	3,323
68	746	82	878	439	4,185	549	5,509	291	291	1,434	1,434
108	1,206	90	969	1,244	11,833	1,177	11,813	920	920	2,468	2,468
3,407	37,613	5,131	55,108	45,021	429,526	43,016	431,933	3,047	3,047	7,926	7,926

(15,335)	(169,289)	(7,796)	(84,883)	(109,686)	(1,057,067)	(42,562)	(426,776)	(217,519)	(217,519)	(100,139)	(100,139)
(1,199)	(13,220)	(1,132)	(12,222)	(5,667)	(54,986)	(6,277)	(62,842)	(53,499)	(53,499)	(38,247)	(38,247)
(2,772)	(30,853)	(1,150)	(12,409)	(12,707)	(122,566)	(12,734)	(127,255)	(116,014)	(116,014)	(69,503)	(69,502)
(97,097)	(1,078,293)	(136,645)	(1,448,492)	(524,142)	(5,099,778)	(424,550)	(4,258,637)	(395,044)	(395,044)	(134,891)	(134,891)
(68,879)	$(764,206)	34,682	$359,061	(50,074)	$(493,417)	64,599	$681,092	191,290	$191,289	101,473	$101,472

Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund
Period from 06/30/2008 to 03/31/2009		Period from 01/30/2009 to 03/31/2009
Shares	Amount	Shares	Amount

20,335	$203,732	142	$1,359
0	0	0	0
4,226	42,452	18	170
76,619	767,654	637	6,270

100	1,009	0	1
0	0	0	0
11	111	0	0
451	4,547	1	9

(953)	(9,562)	0	0
0	0	0	0
(165)	(1,669)	0	0
(5,995)	(60,101)	(2)	(15)

94,629	$948,173	796	$7,794

Annual Report	March 31, 2009	241

Notes to Financial Statements  (Cont.)

13.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

242	PIMCO Funds

March 31, 2009

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera ("CPMF"), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2009, the Emerging Local Bond Fund incurred $3,058 in CPMF and FTT costs.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$0	$0	$(307,479)	$(675)	$(396,308)	$(533,887)
Diversified Income Fund	0	0	(471,074)	(4,105)	(5,381)	(81,951)
Emerging Local Bond Fund	0	0	(265,717)	(8,628)	(26,294)	(80,041)
Emerging Markets Bond Fund	0	0	(410,008)	(5,145)	(18,437)	(190,195)
Floating Income Fund	0	0	(143,267)	(3,685)	(308,218)	(67,415)
Foreign Bond Fund (Unhedged)	0	0	(490,563)	(20,126)	0	(26,467)
Foreign Bond Fund (U.S. Dollar-Hedged)	133,820	15,501	(528,794)	(40,251)	0	0
Global Advantage Strategy Bond Fund	54	2	48	(45)	0	0
Global Bond Fund (U.S. Dollar-Hedged)	10,040	0	(31,886)	(2,201)	(1,557)	0
GNMA Fund	14,482	240	389	(518)	0	0
High Yield Fund	0	0	(1,783,274)	(9,492)	(247,976)	(534,587)
Income Fund	0	0	(43,795)	(59)	(1,046)	(3,157)
Investment Grade Corporate Bond Fund	812	3,437	(92,622)	(2,494)	0	(3,039)
Long-Term U.S. Government Fund	46,052	13,965	(22,765)	(1,919)	0	0
Low Duration Fund	0	0	(1,024,820)	(7,974)	0	(67,341)
Money Market Fund	44	0	0	(3)	(43)	(2)
Mortgage-Backed Securities Fund	9,705	2,437	(55,827)	(558)	0	(56)
Short-Term Fund	9,134	24,565	(308,280)	(3,051)	0	0
Unconstrained Bond Fund	6,990	459	6,850	(453)	0	0
Unconstrained Tax Managed Bond Fund	1	1	(24)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2009	243

Notes to Financial Statements  (Cont.)

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2011	2012	2013	2014	2015	2016	2017
Developing Local Markets Fund	$0	$0	$0	$0	$0	$0	$0	$396,308
Diversified Income Fund	0	0	0	0	0	0	0	5,381
Emerging Local Bond Fund	0	0	0	0	0	0	0	26,294
Emerging Markets Bond Fund	0	0	0	0	0	0	0	18,437
Floating Income Fund	0	0	0	0	0	0	2,334	305,884
Global Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0	0	1,557
High Yield Fund	50,806	0	0	0	0	0	0	197,170
Income Fund	0	0	0	0	0	0	449	597
Money Market Fund	0	0	0	0	0	0	0	43

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$2,511,611	$1,116	$(303,042)	$(301,926)
Diversified Income Fund	2,660,121	27,082	(421,678)	(394,596)
Emerging Local Bond Fund	1,808,553	8,498	(283,270)	(274,772)
Emerging Markets Bond Fund	2,854,568	47,429	(381,479)	(334,050)
Floating Income Fund	888,894	10,170	(133,655)	(123,485)
Foreign Bond Fund (Unhedged)	3,249,254	45,220	(551,955)	(506,735)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,150,625	67,390	(571,047)	(503,657)
Global Advantage Strategy Bond Fund	8,041	124	(86)	38
Global Bond Fund (U.S. Dollar-Hedged)	261,205	3,267	(35,128)	(31,861)
GNMA Fund	1,878,448	27,073	(21,817)	5,256
High Yield Fund	8,404,407	178,197	(1,870,708)	(1,692,511)
Income Fund	488,762	10,712	(41,783)	(31,071)
Investment Grade Corporate Bond Fund	5,050,350	68,033	(188,311)	(120,278)
Long-Term U.S. Government Fund	1,314,484	68,678	(98,717)	(30,039)
Low Duration Fund	12,772,970	169,906	(1,112,101)	(942,195)
Money Market Fund	659,327	0	0	0
Mortgage-Backed Securities Fund	2,058,651	38,852	(91,410)	(52,558)
Short-Term Fund	6,494,403	98,366	(308,605)	(210,239)
Unconstrained Bond Fund	1,493,819	27,475	(19,359)	8,116
Unconstrained Tax Managed Bond Fund	10,311	76	(98)	(22)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

244	PIMCO Funds

March 31, 2009

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$195,714	$42,808	$0	$560,921	$24,986	$0
Diversified Income Fund	165,260	16,603	0	167,581	919	0
Emerging Local Bond Fund	26,515	0	79,638	194,370	76	0
Emerging Markets Bond Fund	204,324	30,709	1,208	195,074	36,026	0
Floating Income Fund	0	0	56,861	308,830	1,493	5,368
Foreign Bond Fund (Unhedged)	313,950	8,508	29,009	191,455	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	274,978	0	0	90,822	0	0
Global Advantage Strategy Bond Fund	18	0	0	N/A	N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	15,996	0	0	7,641	0	0
GNMA Fund	34,124	3,041	0	18,242	0	0
High Yield Fund	503,087	0	35,091	512,002	0	0
Income Fund	21,242	0	0	6,882	0	0
Investment Grade Corporate Bond Fund	78,682	9,457	0	4,283	0	0
Long-Term U.S. Government Fund	52,682	0	0	69,506	0	0
Low Duration Fund	531,670	42,542	12	553,378	0	0
Money Market Fund	6,073	0	0	16,767	0	0
Mortgage-Backed Securities Fund	61,341	2,858	0	32,947	0	0
Short-Term Fund	170,473	35,398	0	204,452	0	0
Unconstrained Bond Fund	6,252	0	0	N/A	N/A	N/A
Unconstrained Tax Managed Bond Fund	10	0	0	N/A	N/A	N/A

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2009	245

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, Class C and Class P Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B, Class C and Class P shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Advantage Strategy Bond Fund, Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Mortgage-Backed Securities Fund, Short-Term Fund, Unconstrained Bond Fund, and Unconstrained Tax Managed Bond Fund, twenty of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Income Fund and Mortgage-Backed Securities Fund and the financial highlights of the Funds for the Class A, Class B, Class C and Class P shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

246	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	247

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$76,402	$0
Diversified Income Fund	0.00%	0.00%	71,708	12,271
Emerging Local Bond Fund	0.01%	0.00%	18,486	0
Emerging Markets Bond Fund	0.00%	0.00%	51,661	0
Floating Income Fund	0.23%	0.23%	32,495	0
Foreign Bond Fund (Unhedged)	0.00%	0.00%	96,998	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.09%	0.09%	104,097	41,786
Global Advantage Strategy Bond Fund	0.00%	0.00%	9	0
Global Bond Fund (U.S. Dollar-Hedged)	0.42%	0.42%	8,027	1,743
GNMA Fund	0.00%	0.00%	27,802	1,183
High Yield Fund	1.69%	0.97%	430,178	0
Income Fund	0.00%	0.00%	20,592	0
Investment Grade Corporate Bond Fund	0.73%	0.12%	63,635	0
Long-Term U.S. Government Fund	0.00%	0.00%	43,972	7,544
Low Duration Fund	1.48%	1.43%	404,480	50,478
Money Market Fund	0.00%	0.00%	6,073	0
Mortgage-Backed Securities Fund	0.53%	0.53%	56,366	0
Short-Term Fund	0.31%	0.31%	145,828	0
Unconstrained Bond Fund	2.44%	0.00%	5,567	0
Unconstrained Tax Managed Bond Fund	0.00%	0.00%	4	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

248	PIMCO Funds

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office ** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	249

Management of the Trust  (Cont.)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President— Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

250	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	251

Approval of Investment Advisory Contract and Supervision and Administration Agreement

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio

252	PIMCO Funds

(Unaudited)

accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

Annual Report	March 31, 2009	253

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

254	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor. AZ003AR_24857

PIMCO Funds

Annual Report

MARCH 31, 2009

Bond Funds

Share Class

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Mortgage-Backed Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local Markets Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		26
Financial Highlights		190
Statements of Assets and Liabilities		196
Statements of Operations		199
Statements of Changes in Net Assets		202
Statements of Cash Flows		206
Notes to Financial Statements		207
Report of Independent Registered Public Accounting Firm		226
Glossary		227
Federal Income Tax Information		228
Management of the Trust		229
Privacy Policy		231
Approval of Investment Advisory Contract and Supervision and Administrative Agreement		232

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	29
Diversified Income Fund	9	39
Emerging Local Bond Fund	10	52
Emerging Markets Bond Fund	11	60
Floating Income Fund	12	69
Foreign Bond Fund (Unhedged)	13	77
Foreign Bond Fund (U.S. Dollar-Hedged)	14	91
Global Advantage Strategy Bond Fund	15	105
Global Bond Fund (Unhedged)	16	109
GNMA Fund	17	121
High Yield Fund	18	125
Income Fund	19	136
Investment Grade Corporate Bond Fund	20	144
Low Duration Fund	21	156
Mortgage-Backed Securities Fund	22	166
Short-Term Fund	23	171
Unconstrained Bond Fund	24	180
Unconstrained Tax Managed Bond Fund	25	187

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially

4	PIMCO Funds

increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performanceis no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds.

Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and State income taxes.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): Global Bond Fund (Unhedged) (7/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), High Yield Fund (4/98), Low Duration Fund (4/98), Short-Term Fund (4/98), Mortgage-Backed Securities Fund (4/98), Emerging Markets Bond Fund (3/00), GNMA Fund (5/01), Investment Grade Corporate Bond Fund (7/04), Emerging Local Bond Fund (7/07) and Unconstrained Bond Fund (7/08). The oldest share class for Income Fund is Class A, and Class D shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

6	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from October 1, 2008 to March 31, 2009, with the exception of the Unconstrained Tax Managed Bond Fund, which is from January 30, 2009 (the date the Fund commenced operations) and Global Advantage Strategy Bond Fund, which is from February 5, 2009 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO Developing Local Markets Fund

Class D:	PLMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•

An underweight to Turkey throughout much of the year detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Local Markets Index PLUS (Unhedged) (the “benchmark”) for the period.

•	An overweight to Mexico throughout much of the year detracted from performance as the Mexico sub index underperformed the benchmark for the period.

•	An underweight to Hungary benefited performance as the Hungary sub index underperformed the benchmark for the period.

•	An underweight to Romania benefited returns as the Romania sub index underperformed the benchmark for the period.

•	An overweight to China through-out much of the year benefited returns as the China sub index outperformed the benchmark for the period.

•	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	-20.93%	1.77%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-11.79%	6.15%
Lipper Emerging Markets Debt Funds Average	-16.15%	1.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	54.3%
Short-Term Instruments	13.5%
South Korea	7.7%
Brazil	5.3%
Russia	3.5%
Other	15.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$846.33	$1,018.65
Expenses Paid During Period†	$5.80	$6.34

† Expenses are equal to the net annualized expense ratio of 1.26% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund

Class D:	PDVDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An allocation to Ukraine detracted from performance. The Ukraine sub index declined 48.80% for the period, underperforming the overall emerging market universe.

•

An emphasis on the banking sector detracted from performance as the banking sector underperformed the overall credit market (as represented by the Barclays Capital Global Credit Hedged USD Index) for the period.

•	An underweight to the high-yield sector benefited performance as high-yield bonds substantially underperformed the overall credit market for the period.

•	An above-benchmark interest rate duration benefited performance as rates fell over the period.

•	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed the overall credit market for the period.

•	An allocation to Russia detracted from performance. The Russia sub index declined 12.10% for the period, underperforming the overall emerging market universe.

•	An exposure to the insurance sector detracted from performance as the insurance sector underperformed the overall credit market for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	-13.26%	1.65%	3.44%
Barclays Capital Global Credit Hedged USD Index	-6.00%	1.87%	2.83%
1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-9.75%	2.50%	4.04%
Lipper Multi-Sector Income Funds Average	-13.39%	0.95%	2.75%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.23%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	41.2%
U.S. Government Agencies	19.9%
Foreign Currency-Denominated Issues	9.5%
Sovereign Issues	9.2%
Short-Term Instruments	6.9%
Mortgage-Backed Securities	5.7%
Other	7.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$939.42	$1,018.85
Expenses Paid During Period†	$5.90	$6.14

† Expenses are equal to the net annualized expense ratio of 1.22% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO Emerging Local Bond Fund

Class D:	PLBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Mexico detracted from performance as the Mexico sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “benchmark”) for the period.

•	An underweight to Chile detracted from relative performance as the Chile sub index outperformed the benchmark for the period.

•	An overweight to Brazil contributed to performance as the Brazil sub index outperformed the benchmark for the period.

•	An underweight to Hungary benefited relative performance as the Hungary sub index underperformed the benchmark for the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Class D	-16.74%	-2.15%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-12.73%	2.36%	*
Lipper Emerging Markets Debt Funds Average	-16.15%	-5.30%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.35%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	30.2%
Brazil	16.0%
Turkey	7.0%
Hungary	6.9%
Poland	6.6%
Thailand	5.1%
Short-Term Instruments	5.1%
Other	23.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$892.22	$1,018.20
Expenses Paid During Period†	$6.37	$6.79

† Expenses are equal to the net annualized expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund

Class D:	PEMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

•	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “benchmark”) for the period.

•	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the benchmark for the period.

•	An underweight to Ecuador benefited performance as the Ecuador sub index underperformed the benchmark for the period.

•	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the benchmark for the period.

•	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the benchmark for the period.

•	An underweight to Turkey was a significant detractor from performance as the Turkey sub index outperformed the benchmark for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	-13.02%	4.13%	12.61%	9.68%
JPMorgan Emerging Markets Bond Index Global	-8.49%	5.18%	9.97%	7.61%
Lipper Emerging Markets Debt Funds Average	-16.15%	3.50%	9.86%	6.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	34.4%
Russia	16.4%
Brazil	8.5%
Mexico	7.7%
Short-Term Instruments	6.3%
Colombia	4.2%
Other	22.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$952.89	$1,018.40
Expenses Paid During Period†	$6.38	$6.59

† Expenses are equal to the net annualized expense ratio of 1.31% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO Floating Income Fund

Class D:	PFIDX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate income, including, but not limited to variable and floating-rate fixed income instruments, fixed income instruments with durations of less than or equal to one year, and fixed-rate fixed income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Exposure to the credit sector was a significant detractor from performance as credit spreads widened sharply over the period.

•	An allocation to high-yield bonds detracted from performance as the sector underperformed the overall credit market for the period.

•	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed the overall credit market for the period.

•	An allocation to Russia detracted from performance as the Russia sub index declined 12.10% for the period, underperforming the overall emerging market universe.

•	An allocation to Ukraine detracted from performance as the Ukraine sub index declined 48.80% for the period, underperforming the overall emerging market universe.

•	An emphasis on the banking sector detracted from performance as the banking sector underperformed the overall credit market for the period.

•	An exposure to the insurance sector detracted from performance as the insurance sector underperformed the overall credit market for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (07/30/04)
PIMCO Floating Income Fund Class D	-18.42%	-2.19%
3 Month LIBOR Index	2.71%	4.00%	*
Lipper Loan Participation Funds Average	-16.99%	-2.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.96%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	52.9%
Short-Term Instruments	11.5%
Foreign Currency-Denominated Issues	8.7%
Sovereign Issues	6.2%
Mortgage-Backed Securities	4.7%
Other	16.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$858.77	$1,019.95
Expenses Paid During Period†	$4.63	$5.04

† Expenses are equal to the net annualized expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)

Class D:	PFBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s absolute return was negatively impacted by the depreciation of foreign currencies relative to the U.S. dollar, the global reserve currency, which outperformed most other major currencies over the period.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	-18.57%	1.81%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-5.25%	5.57%
Lipper International Income Funds Average	-9.54%	3.53%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.18%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	54.1%
Japan	11.7%
United Kingdom	10.1%
Canada	4.4%
Short-Term Instruments	2.6%
Other	17.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$958.60	$1,018.30
Expenses Paid During Period†	$6.49	$6.69

† Expenses are equal to the net annualized expense ratio of 1.33% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class D:	PFODX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	-4.75%	2.58%	4.22%	6.62%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	5.74%	5.04%	5.21%	7.09%	*
Lipper International Income Funds Average	-9.54%	2.83%	4.81%	5.79%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.22%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	50.6%
Japan	15.9%
United Kingdom	10.2%
Germany	7.1%
Short-Term Instruments	3.6%
Other	12.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,007.95	$1,020.00
Expenses Paid During Period†	$4.96	$4.99

† Expenses are equal to the net annualized expense ratio of 0.99% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Advantage Strategy Bond Fund

Class D:	PGSDX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on February 5, 2009.

Cumulative Total Return for the period ended March 31, 2009

	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class D	0.95%
Barclays Capital U.S. Aggregate Index	1.12%
PIMCO Global Advantage Bond Index	0.99%
Lipper Global Income Funds Average	-0.36%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.45%. Expense ratio information is as of the Fund’s current prospectus dated 12/22/08, as supplemented to date.

Allocation Breakdown‡
United States	57.2%
France	6.4%
Short-Term Instruments	6.2%
Netherlands	4.8%
Mexico	4.3%
Other	21.1%

‡	% of Total Investments as of 03/31/09

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (02/05/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.52	$1,019.45
Expenses Paid During Period†	$1.64	$5.54

† Expenses are equal to the net annualized expense ratio of 1.10% for Class D, multiplied by the average account value over the period, multiplied by 55/182 (to reflect the period since the Fund commenced operations on 02/05/09). The annualized expense ratio of 1.10% for Class D reflects net annualized expenses after application of an expense waiver of 11.75%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	15

PIMCO Global Bond Fund (Unhedged)

Class D:	PGBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

•

The Fund’s absolute return was negatively impacted by the depreciation of foreign currencies relative to the U.S. dollar, the global reserve currency, which outperformed most other major currencies over the period.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Class D	-14.75%	1.58%	4.53%	5.52%
JPMorgan GBI Global FX NY Index Unhedged in USD	-2.47%	4.75%	5.83%	6.22%	*
Lipper Global Income Funds Average	-9.98%	2.15%	4.61%	5.49%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.24%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	57.9%
Japan	10.9%
United Kingdom	8.1%
Germany	4.0%
Short-Term Instruments	3.4%
Other	15.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$983.48	$1,019.40
Expenses Paid During Period†	$5.49	$5.59

† Expenses are equal to the net annualized expense ratio of 1.11% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO GNMA Fund

Class D:	PGNDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•

Exposure to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

•	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

•	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

•	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	5.30%	4.95%	6.16%	6.22%
Barclays Capital GNMA Index	7.49%	5.50%	6.06%	6.17%
Lipper GNMA Funds Average	5.50%	4.40%	5.17%	5.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	89.4%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.6%
PIMCO Funds	1.7%
Short-Term Instruments	0.9%
Other	0.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,044.83	$1,019.40
Expenses Paid During Period†	$5.66	$5.59

† Expenses are equal to the net annualized expense ratio of 1.11% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	17

PIMCO High Yield Fund

Class D:	PHYDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An overweight to the finance sector and an emphasis on high-grade issuers within this sector significantly detracted from performance as the finance sector underperformed over the period.

•	An underweight to the environmental sector detracted from returns as this industry category, which was among the top performing in the high-yield market, was resilient over the period.

•	As the deterioration of fundamentals accelerated late in the period for the publishing sector, an overweight to these credits detracted from relative performance.

•

While an overweight to auto-related bonds detracted from performance as the sector came under considerable pressure, an emphasis on auto captive finance bonds, where performance was strongest and outperformed the overall market, was a positive for security selection.

•	An overweight to the healthcare sector, which benefited as investors sought out defensive sectors over the highly volatile period, was a strong positive for performance.

•	An underweight to the gaming sector, which came under significant pressure and underperformed the market by a wide margin, benefited returns relative to the Fund’s benchmark index.

•	Tactical exposure to investment-grade bonds, which outperformed the high-yield market by over 15.00% over the period, benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class D	-22.33%	-0.66%	2.22%	5.64%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-16.64%	0.41%	2.88%	5.61%	*
Lipper High Current Yield Funds Average	-20.73%	-1.37%	1.10%	3.93%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.91%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	62.8%
U.S. Government Agencies	6.0%
PIMCO Funds	5.6%
Bank Loan Obligations	5.3%
Short-Term Instruments	5.0%
Other	15.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$871.19	$1,020.39
Expenses Paid During Period†	$4.25	$4.58

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Income Fund

Class D:	PONDX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s below-index duration for the majority of the period detracted from performance as U.S. Treasury yields moved lower across the yield curve.

•	Exposure to high-yield securities detracted from performance as this sector significantly underperformed U.S. Treasuries for the period.

•

Exposure to Agency fixed rate mortgage-backed securities benefited performance as they outperformed for the period, while exposure to commercial mortgage-backed securities later in the period detracted from performance.

•	Positions in investment-grade credit detracted from performance as this sector underperformed for the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class D	-7.96%	-1.79%
Barclays Capital U.S. Aggregate Index	3.13%	5.37%	*
Lipper Multi-Sector Income Funds Average	-13.39%	-6.39%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.72%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	65.0%
Corporate Bonds & Notes	12.0%
Mortgage-Backed Securities	9.2%
Short-Term Instruments	8.4%
Asset-Backed Securities	4.0%
Other	1.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$959.30	$1,018.80
Expenses Paid During Period†	$6.01	$6.19

† Expenses are equal to the net annualized expense ratio of 1.23% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.23% for Class D reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	19

PIMCO Investment Grade Corporate Bond Fund

Class D:	PBDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration position enhanced performance as U.S. yields trended lower over the period.

•	The Fund’s curve-steepening bias benefited performance as the U.S. yield curve steepened over the period.

•	An above-benchmark allocation to the banking sector, which underperformed the benchmark, detracted from returns.

•	A below-benchmark exposure to the consumer non-cyclical sector, which performed relatively well during the period, detracted from relative performance.

•	The Fund’s greater-than-benchmark allocation to electric utility issues benefited returns as this sector outperformed the benchmark over the period.

•	An overweight position in the energy sector detracted from returns as these bonds underperformed the benchmark over the period.

•	The Fund’s underweight exposure to insurance bonds benefited returns as this sector underperformed the benchmark over the period.

•	A below-benchmark allocation to consumer cyclical securities detracted from performance as the consumer cyclical sector outperformed the benchmark over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class D	-2.42%	2.64%	6.35%
Barclays Capital Credit Investment Grade Index	-5.21%	1.62%	5.42%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	4.25%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.98%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Banking & Finance	22.8%
U.S. Government Agencies	22.2%
Industrials	20.2%
Utilities	16.0%
PIMCO Funds	14.1%
Short-Term Instruments	1.2%
Other	3.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,043.04	$1,020.44
Expenses Paid During Period†	$4.58	$4.53

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Low Duration Fund

Class D:	PLDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

•	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

•	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened over the period.

•

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class D	-3.15%	2.21%	3.88%	5.98%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	6.03%	*
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	5.03%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.4%
Corporate Bonds & Notes	29.5%
Mortgage-Backed Securities	9.0%
Asset-Backed Securities	5.8%
Short-Term Instruments	1.5%
Other	7.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,011.30	$1,020.89
Expenses Paid During Period†	$4.06	$4.08

† Expenses are equal to the net annualized expense ratio of 0.81% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	21

PIMCO Mortgage-Backed Securities Fund

Class D:	PTMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•

An overweight to 30-year conventional mortgage-backed securities (“MBS”) (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) versus Government National Mortgage Association mortgage-backed securities added to performance as they outperformed the broader index.

•	An underweight to interest rate duration towards the end of 2008 detracted from performance as U.S. Treasury rates rallied.

•	Exposure to commercial MBS detracted from returns as they lagged fixed-rate MBS over the period.

•	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
Mortgage-Backed Securities Fund Class D	0.77%	3.91%	5.63%	5.88%
Barclays Capital U.S. MBS Fixed Rate Index	8.26%	5.65%	6.20%	6.29%
Lipper U.S. Mortgage Funds Average	0.49%	2.65%	4.32%	4.48%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.55%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	82.9%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	5.9%
Corporate Bonds & Notes	1.9%
Short-Term Instruments	1.0%
Other	0.9%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,018.94	$1,013.01
Expenses Paid During Period†	$12.03	$11.99

† Expenses are equal to the net annualized expense ratio of 2.39% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Short-Term Fund

Class D:	PSHDX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration benefited returns as interest rates declined across the yield curve.

•

A curve-steepening bias benefited performance as the yield curve steepened over the period. This gain was partially offset by duration hedging in the long end of the yield curve as long-maturity swap and U.S. Treasury rates moved lower over the period.

•

Positions in Agency mortgage pass-through securities benefited performance as they outperformed U.S. Treasuries, while exposure to corporate financial securities detracted from performance as they significantly underperformed over the period.

•	Exposure to the investment-grade credit sector detracted from performance as the sector underperformed the benchmark over the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class D	0.71%	2.54%	3.37%	4.87%
Citigroup 3-Month Treasury Bill Index	1.13%	3.06%	3.19%	4.44%	*
Lipper Ultra-Short Obligations Funds Average	-4.47%	0.80%	2.72%	4.95%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.76%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	58.7%
Corporate Bonds & Notes	19.9%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	5.5%
PIMCO Funds	4.5%
Other	5.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,005.96	$1,020.89
Expenses Paid During Period†	$4.05	$4.08

† Expenses are equal to the net annualized expense ratio of 0.81% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	23

PIMCO Unconstrained Bond Fund

Class D:	PUBDX

Portfolio Insights

•

The Fund seeks maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration overweight added to performance as the ten-year U.S. Treasury yield was volatile during the period.

•	An emphasis on shorter maturities in the U.S. and the U.K. benefited performance as short-term yields, as referenced by two-year U.S. Treasury and two-year U.K. Gilt yields, fell significantly.

•	An emphasis on mortgage-backed securities added to returns as this sector outperformed like-duration U.S. Treasuries.

•	Exposure to corporate securities significantly detracted from performance as spreads widened over the period.

Cumulative Total Return for the period ended March 31, 2009

Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class D	3.09%
3 Month LIBOR Index	1.82%
Lipper General Bond Funds Average	-6.03%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	52.9%
Corporate Bonds & Notes	17.1%
PIMCO Funds	13.4%
U.S. Treasury Obligations	10.7%
Short-Term Instruments	1.4%
Other	4.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,034.80	$1,018.40
Expenses Paid During Period†	$6.65	$6.59

† Expenses are equal to the net annualized expense ratio of 1.31% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.31% for Class D reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Unconstrained Tax-Managed Bond Fund

Class D:	ATMDX

Portfolio Insights

•

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on January 30, 2009.

•	Positive U.S. duration benefited performance as yields decreased slightly over the period.

•	Exposure to the financial sector, within the corporate-holdings sector, detracted from performance as this sub-sector underperformed over the period.

•	The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 3.26%.

Cumulative Total Return for the period ended March 31, 2009
	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Class D	-2.08%
D Shares After Taxes On Distribution	-2.16%
3 Month LIBOR After Tax	0.13%	*
Lipper General Bond Funds Average	-0.30%	*

All Fund returns are net of fees and expenses.

* Cumulative annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.14%. Expense ratio information is as of the Fund’s current prospectus dated 01/26/09, as supplemented to date.

Allocation Breakdown‡

Municipal Bonds & Notes	70.9%
Short-Term Instruments	19.3%
U.S. Government Agencies	5.1%
Corporate Bonds & Notes	3.9%
Convertible Preferred Stocks	0.8%
‡	% of Total Investments as of 03/31/09

A line Graph is not included since the Fund has less than six months of audited financial statements.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (01/30/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$979.20	$1,019.45
Expenses Paid During Period†	$1.79	$5.54

† Expenses are equal to the net annualized expense ratio of 1.10% for Class D, multiplied by the average account value over the period, multiplied by 61/182 (to reflect the period since the Fund commenced operations on 01/30/09). The annualized expense ratio of 1.10% for Class D reflects net annualized expenses after application of an expense waiver of 7.25%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	25

Benchmark Descriptions

Index	Description

1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Capital Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. Prior to November 1st, 2008, this index was published by Lehman Brothers. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR After Tax	3 Month Libor After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index	Barclays Capital Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

26	PIMCO Funds

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. MBS Fixed Rate Index*	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	27

Benchmark Descriptions  (Cont.)

Index	Description

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

*	Index name changed from “Barclays Capital Mortgage Index” to “Barclays Capital U.S. MBS Fixed Rate Index”.

28	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.8%

Commonwealth Bank of Australia
0.573% due 06/08/2009		$1,600	$1,596

National Australia Bank Ltd.
1.352% due 09/11/2009		23,400	23,401
1.691% due 02/08/2010		28,600	28,606

Total Australia (Cost $53,602)			53,603

BRAZIL 6.1%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	1,419

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		300,606	116,206

Total Brazil (Cost $150,869)			117,625

CAYMAN ISLANDS 0.5%

Atrium CDO Corp.
1.599% due 06/27/2015		$1,143	903

Vita Capital III Ltd.
2.525% due 01/01/2011		9,300	8,678

Total Cayman Islands (Cost $10,249)			9,581

CHILE 0.7%

Banco Santander Chile
1.634% due 12/09/2009		$13,220	13,112

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009		355	355

Total Chile (Cost $13,521)			13,467

COLOMBIA 2.0%

Colombia Government International Bond
9.850% due 06/28/2027	COP	68,252,000	26,654
12.000% due 10/22/2015		28,500,000	12,617

Total Colombia (Cost $51,229)			39,271

EGYPT 1.9%

Petroleum Export Ltd.
4.623% due 06/15/2010		$9,737	8,823
4.633% due 06/15/2010		1,161	1,050
5.265% due 06/15/2011		23,253	19,883

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,917	6,474

Total Egypt (Cost $41,648)			36,230

FRANCE 2.1%

Credit Agricole S.A.
1.256% due 05/28/2009		$3,900	3,893
1.306% due 05/28/2010		37,700	36,887

Total France (Cost $41,567)			40,780

INDIA 1.0%

ICICI Bank Ltd.
1.894% due 01/12/2010		$14,800	13,325

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

IDBI Bank Ltd.
5.125% due 12/23/2009		$5,700	$5,692

Total India (Cost $20,358)			19,017

IRELAND 1.0%

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009		$20,350	19,740

Total Ireland (Cost $20,314)			19,740

KAZAKHSTAN 0.0%

Intergas Finance BV
6.875% due 11/04/2011		$378	266

Total Kazakhstan (Cost $385)			266

MEXICO 1.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,187

Pemex Finance Ltd.
9.690% due 08/15/2009		$2,036	2,049

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,918	2,895

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	14,451

Total Mexico (Cost $29,851)			21,582

NETHERLANDS 0.9%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	523

Rabobank Nederland NV
1.646% due 05/19/2010		12,060	11,918

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		5,600	5,576

Total Netherlands (Cost $18,176)			18,017

NEW ZEALAND 0.4%

ANZ National International Ltd.
1.270% due 04/14/2010		$7,700	7,665

Total New Zealand (Cost $7,670)			7,665

NORWAY 0.1%

DnB NOR Bank ASA
1.330% due 10/13/2009		$1,500	1,482

Total Norway (Cost $1,500)			1,482

POLAND 0.0%

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	56

Total Poland (Cost $92)			56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
QATAR 0.8%

Qatar Petroleum
5.579% due 05/30/2011	$12,604	$12,553

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	2,544	2,503

Total Qatar (Cost $15,209)		15,056

RUSSIA 4.0%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$45,262	46,506

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	12,368

VTB Capital S.A.
2.870% due 11/02/2009	20,270	19,410

Total Russia (Cost $79,658)		78,284

SOUTH KOREA 8.7%

Export-Import Bank of Korea
1.351% due 06/01/2009	$11,000	10,984
1.478% due 11/16/2010	7,500	7,406
4.500% due 08/12/2009	21,300	21,242

Korea Development Bank
1.531% due 11/22/2012	8,700	7,886
1.542% due 10/20/2009	60,238	59,401
1.565% due 04/03/2010	38,900	37,825
4.750% due 07/20/2009	23,660	23,587
5.300% due 01/17/2013	1,100	1,022

Total South Korea (Cost $171,512)		169,353

SPAIN 0.3%

Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009	$4,400	4,355

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,900	1,893

Total Spain (Cost $6,296)		6,248

SWITZERLAND 0.7%

UBS AG
1.115% due 07/23/2009	$14,550	14,473

Total Switzerland (Cost $14,539)		14,473

UNITED KINGDOM 1.6%

AstraZeneca PLC
1.612% due 09/11/2009	$1,820	1,820

Bank of Scotland PLC
1.344% due 12/08/2010	20,300	18,722
1.360% due 09/14/2009	1,400	1,377

Barclays Bank PLC
7.700% due 04/29/2049	19,050	8,382

Royal Bank of Scotland Group PLC
1.401% due 08/21/2009	500	498

Vodafone Group PLC
1.536% due 02/27/2012	800	738

Total United Kingdom (Cost $43,832)		31,537

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 61.9%

ASSET-BACKED SECURITIES 4.2%

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	$526	$467

ACE Securities Corp.
0.572% due 08/25/2036	1,148	650
0.572% due 12/25/2036	572	503
0.612% due 06/25/2037	614	424

American Express Credit Account Master Trust
1.056% due 02/15/2012	413	388

Argent Securities, Inc.
0.572% due 09/25/2036	32	32

Asset-Backed Funding Certificates
0.872% due 06/25/2034	4,859	2,426

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	58	57
0.572% due 12/25/2036	351	314
0.602% due 05/25/2037	524	377

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	461	385
0.602% due 10/25/2036	553	477
1.522% due 10/25/2037	4,540	2,933

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,100	2,847

Carrington Mortgage Loan Trust
0.622% due 06/25/2037	2,947	2,199
0.842% due 10/25/2035	455	393

Citibank Omni Master Trust
1.623% due 12/23/2013	30,500	27,647

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	652	566
0.582% due 05/25/2037	683	545
0.582% due 07/25/2045	698	496

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	708	604
0.602% due 10/25/2047	516	456
0.622% due 09/25/2047	688	588
0.682% due 02/25/2036	318	298
0.702% due 09/25/2036	684	476

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	518	457
0.612% due 12/25/2037	324	303
0.642% due 07/25/2037	267	208

Daimler Chrysler Auto Trust
2.013% due 09/10/2012	2,300	2,071

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 09/25/2036	196	184

First NLC Trust
0.592% due 08/25/2037	1,893	1,195

Fremont Home Loan Trust
0.572% due 10/25/2036	395	358
0.582% due 01/25/2037	667	568

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	450	354

GSAA Trust
0.822% due 05/25/2047	700	213

GSAMP Trust
0.592% due 10/25/2036	68	55
0.592% due 12/25/2036	676	492

Home Equity Asset Trust
0.582% due 05/25/2037	621	493

HSBC Asset Loan Obligation
0.582% due 12/25/2036	652	568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	$623	$388
0.572% due 12/25/2036	3,116	1,988
0.582% due 05/25/2037	964	690

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	170	166
0.602% due 07/25/2037	458	393
0.652% due 04/25/2047	423	379

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	282	259
0.572% due 08/25/2036	1,104	994
0.572% due 10/25/2036	648	570
0.582% due 03/25/2047	550	420
0.602% due 03/25/2037	520	439
0.632% due 08/25/2036	5,200	2,292

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	659	469

Lehman XS Trust
0.592% due 05/25/2046	72	71
0.602% due 08/25/2046	373	370
0.602% due 11/25/2046	2,463	2,304
0.642% due 11/25/2036	798	769
0.692% due 04/25/2046	605	484
0.762% due 09/25/2046	831	133

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	253	233
0.582% due 10/25/2036	434	416
0.802% due 10/25/2034	835	342

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	183	175
0.572% due 01/25/2037	415	175
0.602% due 05/25/2037	461	400

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	422	386
0.562% due 01/25/2037	541	471
0.572% due 10/25/2036	319	279
0.572% due 11/25/2036	702	653
0.582% due 05/25/2037	1,191	957

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	302	276

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	700	159
5.750% due 04/25/2037	514	349

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	404	362
0.582% due 06/25/2037	572	474

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,156	810

Option One Mortgage Loan Trust
0.572% due 01/25/2037	269	252

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	711	540

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	431	372
0.622% due 08/25/2046	276	258

Residential Asset Securities Corp.
0.582% due 01/25/2037	426	363
0.632% due 04/25/2037	549	490
0.642% due 04/25/2036	40	39

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	543	480
0.572% due 09/25/2036	288	253
0.582% due 12/25/2036	763	632
0.602% due 11/25/2036	485	240

Soundview Home Equity Loan Trust
0.602% due 01/25/2037	190	182
0.602% due 06/25/2037	600	452
0.622% due 10/25/2036	14	14

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		$233	$224

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		285	250

Structured Asset Securities Corp.
0.602% due 01/25/2037		494	428
4.900% due 04/25/2035		543	289

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		520	435

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		663	545

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		131	128
0.622% due 03/25/2037		336	304

			81,732

BANK LOAN OBLIGATIONS 0.1%

OAO Rosneft Oil Co.
1.129% due 09/17/2009		968	876

CORPORATE BONDS & NOTES 40.2%

Allied Waste North America, Inc.
6.500% due 11/15/2010		300	299

Allstate Life Global Funding II
1.901% due 05/21/2010		15,000	14,297

American Express Bank FSB
0.583% due 06/22/2009		2,900	2,861
0.584% due 06/12/2009		6,250	6,176

American Express Centurion Bank
0.716% due 12/17/2009		1,400	1,337

American Express Credit Corp.
0.616% due 05/19/2009		1,400	1,388
1.920% due 05/27/2010		23,600	22,286

American International Group, Inc.
0.606% due 06/16/2009		6,100	5,498
1.252% due 10/18/2011		2,800	1,467

Bank of America Corp.
1.356% due 11/06/2009		3,200	3,158
8.000% due 12/29/2049		36,000	14,435
8.125% due 12/29/2049		23,000	9,461

Bank of America N.A.
1.777% due 06/23/2010		1,000	926

Bear Stearns Cos. LLC
1.341% due 08/21/2009		400	399
1.352% due 07/16/2009		3,190	3,184
1.554% due 09/09/2009		600	598
1.806% due 09/26/2013	EUR	4,400	5,118
5.300% due 10/30/2015		$800	743
6.400% due 10/02/2017		300	293

Caterpillar Financial Services Corp.
1.278% due 08/11/2009		9,000	8,909

CIT Group, Inc.
1.358% due 08/17/2009		3,100	2,770

Citigroup, Inc.
1.336% due 05/18/2011		8,900	7,190
1.396% due 05/18/2010		12,800	11,503
1.424% due 06/09/2009		3,849	3,772
8.400% due 04/29/2049		23,600	13,367

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		1,368	1,368

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	500	605

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		$1,900	1,878
5.625% due 07/15/2009		1,300	1,292

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse USA, Inc.
1.331% due 11/20/2009	$2,000	$1,975
1.364% due 06/05/2009	2,875	2,866
1.438% due 08/15/2010	800	768

Daimler Finance North America LLC
1.634% due 08/03/2009	9,300	9,231

DISH DBS Corp.
6.375% due 10/01/2011	2,600	2,515

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	665	639

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,795

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	26,950	23,088
7.375% due 10/28/2009	8,610	7,723

General Electric Capital Corp.
1.308% due 08/15/2011	2,800	2,396
1.361% due 03/12/2010	8,900	8,530
1.472% due 10/06/2010	6,100	5,593
1.474% due 04/10/2012	24,000	20,044
1.620% due 02/01/2011	28,000	25,374

General Mills, Inc.
1.252% due 01/22/2010	3,700	3,636

Genworth Global Funding Trusts
1.284% due 04/15/2014	4,800	2,693

GMAC LLC
2.488% due 05/15/2009	7,550	7,182
5.625% due 05/15/2009	7,030	6,654

Goldman Sachs Group, Inc.
0.636% due 11/16/2009	15,300	14,994
1.318% due 11/16/2009	6,300	6,155
1.455% due 07/23/2009	4,135	4,100
1.461% due 03/02/2010	14,500	14,047

Hartford Life Global Funding Trusts
1.500% due 06/16/2014	4,800	3,038

Hewlett-Packard Co.
1.380% due 06/15/2010	3,900	3,882

Home Depot, Inc.
1.445% due 12/16/2009	1,800	1,766

HSBC Bank USA N.A.
1.450% due 12/14/2009	1,750	1,705

HSBC Finance Corp.
1.411% due 03/12/2010	3,825	3,390
1.491% due 05/10/2010	4,414	3,756
1.518% due 11/16/2009	15,600	14,958

International Business Machines Corp.
1.764% due 07/28/2011	14,000	13,805

International Lease Finance Corp.
1.469% due 05/24/2010	19,000	13,595
1.482% due 04/20/2009	3,900	3,850
1.494% due 01/15/2010	5,000	3,948
1.765% due 07/01/2011	10,000	5,407

John Deere Capital Corp.
2.042% due 06/10/2011	20,900	19,868

JPMorgan Chase & Co.
0.571% due 06/26/2009	1,500	1,496
0.583% due 05/07/2010	10,500	10,283
1.256% due 01/17/2011	10,960	10,451
1.302% due 06/25/2010	19,700	19,241
1.625% due 10/02/2009	14,055	14,001

KeyBank N.A.
3.511% due 06/02/2010	11,700	11,282

Kimberly-Clark Corp.
1.274% due 07/30/2010	12,400	12,346

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
2.875% due 09/28/2009 (a)	CHF	3,855	$466
2.878% due 04/03/2009 (a)		$4,400	550
2.907% due 11/16/2009 (a)		4,600	575
2.951% due 05/25/2010 (a)		6,600	825
3.011% due 12/23/2010 (a)		5,900	738
4.730% due 06/01/2011 (a)(i)	CAD	5,325	503
6.875% due 05/02/2018 (a)		$6,974	872
7.875% due 05/08/2018 (a)	GBP	5,000	1,022

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		$27,400	25,807

Metropolitan Life Global Funding I
1.278% due 05/17/2010		6,050	5,713
1.570% due 03/15/2012		4,100	3,272

Morgan Stanley
1.184% due 01/15/2010		8,800	8,468
1.291% due 05/07/2009		1,100	1,098
1.392% due 01/18/2011		6,989	6,311

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		300	294

New Albertson’s, Inc.
6.950% due 08/01/2009		500	501

Pemex Project Funding Master Trust
2.620% due 06/15/2010		57,418	55,163

Pricoa Global Funding I
1.219% due 07/27/2009		2,300	2,229

Roche Holdings, Inc.
3.249% due 02/25/2011		6,000	5,993

SLM Corp.
1.299% due 07/27/2009		30,400	29,292
1.319% due 07/26/2010		800	568
1.389% due 10/25/2011		1,000	576
1.520% due 03/15/2011		700	450
1.850% due 12/15/2010	EUR	600	495
5.375% due 05/15/2014		$1,100	571

Sprint Nextel Corp.
1.632% due 06/28/2010		3,400	3,148

Time Warner, Inc.
1.461% due 11/13/2009		9,700	9,520

U.S. Bancorp
1.636% due 05/06/2010		500	488

UnitedHealth Group, Inc.
1.407% due 06/21/2010		2,400	2,318
2.541% due 02/07/2011		16,000	15,410

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010		4,500	1,598

Ventas Realty LP
6.750% due 06/01/2010		1,000	1,002

Wachovia Bank N.A.
1.309% due 05/25/2010		9,400	8,990
1.331% due 12/02/2010		9,000	8,438

Wachovia Corp.
1.224% due 10/15/2011		22,800	20,227
1.311% due 12/01/2009		19,500	19,219
1.440% due 03/15/2011		9,700	9,075

Wachovia Mortgage FSB
1.281% due 05/08/2009		500	499

Walt Disney Co.
1.152% due 07/16/2010		6,200	6,125

Wells Fargo & Co.
0.523% due 03/22/2010		4,700	4,485
1.249% due 01/24/2012		3,700	3,254
1.420% due 09/15/2009		3,100	3,071
1.614% due 01/29/2010		13,330	13,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Xerox Corp.
2.059% due 12/18/2009	$3,600	$3,502

		777,412

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	1,490	808

American Home Mortgage Investment Trust
0.762% due 05/25/2047	538	106

Banc of America Funding Corp.
6.106% due 01/20/2047	2,190	1,033

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	961	627

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	8,128	5,623
2.650% due 08/25/2035	5,983	4,188
2.940% due 03/25/2035	19,746	13,435
4.599% due 07/25/2033	4,571	3,564
4.821% due 04/25/2034	1,112	698
5.395% due 02/25/2034	1,529	1,031

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.356% due 08/25/2036	600	201
5.491% due 09/25/2035	9,601	4,751
5.781% due 01/25/2036	3,545	1,304

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	37	37

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	809	710

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	8,203	5,194
5.733% due 12/26/2046	4,616	2,661

CC Mortgage Funding Corp.
0.652% due 05/25/2048	1,618	587

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	8	6

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	576	501
4.050% due 08/25/2035	7,177	4,668
4.098% due 08/25/2035	1,415	1,032
4.248% due 08/25/2035	7,929	5,081
4.688% due 08/25/2035	1,467	445

Commercial Mortgage Pass-Through Certificates
0.656% due 04/15/2017	366	362
1.056% due 02/16/2034	1,981	1,727

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,881	612
0.725% due 02/20/2047	2,243	797
0.752% due 08/25/2046	635	126
0.792% due 05/25/2036	448	65
0.872% due 06/25/2037	659	147
1.292% due 11/25/2035	610	225
2.633% due 02/25/2036	599	243
5.409% due 10/25/2035	474	273
6.000% due 02/25/2037	484	273

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 03/25/2036	841	147
4.812% due 04/20/2035	4,765	3,505
5.603% due 02/20/2036	624	299

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	2,197	1,705

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	537	479

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 02/25/2037	$460	$419
0.602% due 03/25/2037	342	328
0.612% due 08/25/2037	1,408	999

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	800	71

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	457	345

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	848	659
5.362% due 08/25/2035	1,565	1,113

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,495	1,198
0.602% due 01/25/2047	979	838
0.732% due 10/25/2046	600	70
0.792% due 04/25/2036	674	206
0.792% due 11/25/2045	303	139

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,748	1,194

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	491	442
0.686% due 04/19/2038	1,016	352
0.746% due 01/19/2038	3,440	1,224
0.756% due 09/19/2046	1,243	472
0.796% due 03/19/2036	3,361	1,229
5.221% due 07/19/2035	4,126	2,004

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	462	316

Indymac Index Mortgage Loan Trust
5.013% due 12/25/2034	966	670

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402

JPMorgan Mortgage Trust
5.018% due 02/25/2035	5,798	4,607

MASTR Adjustable Rate Mortgages Trust
0.632% due 05/25/2047	127	123
3.788% due 11/21/2034	706	688

MASTR Alternative Loans Trust
0.922% due 03/25/2036	557	211

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	379

Merrill Lynch Floating Trust
0.626% due 06/15/2022	998	701

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	6,493	3,603

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,890	1,848
1.522% due 10/25/2035	1,655	1,115
3.006% due 10/25/2035	10,828	7,257

Morgan Stanley Capital I
0.617% due 10/15/2020	1,183	873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Provident Funding Mortgage Loan Trust
4.240% due 08/25/2033	$1,418	$1,083

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	724	538
0.822% due 08/25/2035	945	413
0.922% due 10/25/2045	483	195

Residential Asset Securitization Trust
0.922% due 01/25/2046	1,191	542

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	1,400	904

Sequoia Mortgage Trust
4.433% due 04/20/2035	645	467

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	600	494

Structured Adjustable Rate Mortgage Loan Trust
4.896% due 07/25/2034	4,108	3,029
5.350% due 01/25/2035	1,520	833
5.528% due 08/25/2035	1,087	573

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	1,324	1,256
0.622% due 09/25/2047	2,314	2,143
0.652% due 03/25/2037	424	155
0.712% due 06/25/2036	681	246
0.742% due 05/25/2036	3,306	1,165
0.806% due 07/19/2035	7,758	4,947

Structured Asset Securities Corp.
4.863% due 10/25/2035	683	404
5.671% due 06/25/2033	2,956	1,993

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	119	118
0.632% due 01/25/2037	466	418

WaMu Mortgage Pass-Through Certificates
0.932% due 11/25/2045	600	143
0.932% due 12/25/2045	600	95
2.363% due 01/25/2047	1,165	428
2.443% due 12/25/2046	1,258	465
2.443% due 07/25/2047	1,444	535
2.633% due 02/25/2046	1,249	466
2.833% due 11/25/2042	479	292
3.742% due 03/25/2034	1,373	982
3.955% due 09/25/2046	3,330	1,287
3.955% due 10/25/2046	1,749	687
4.499% due 06/25/2033	891	702

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	821	224

Wells Fargo Mortgage-Backed Securities Trust
4.435% due 12/25/2034	1,058	917
4.985% due 12/25/2034	1,461	1,023

		136,198

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.1%

Short-Term Floating NAV Portfolio	19,647,899	$196,577

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
3.022% due 06/01/2043 - 07/01/2044	$1,031	1,021
4.680% due 11/01/2035	486	496
5.000% due 02/25/2017	203	207
5.179% due 09/01/2035	682	703
5.193% due 10/01/2035	473	488
5.206% due 08/01/2035	468	483
5.224% due 11/01/2035	539	556
5.225% due 09/01/2035	449	462
5.500% due 09/01/2026	340	355

Freddie Mac
0.782% due 08/25/2031	388	312
0.802% due 09/25/2031	362	330
5.000% due 11/15/2029	76	77
5.148% due 08/01/2035	71	74

		5,564

Total United States (Cost $1,421,517)		1,198,359

SHORT-TERM INSTRUMENTS 15.4%

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,274	2,274

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,321. Repurchase proceeds are $2,274.)

U.S. CASH MANAGEMENT BILLS 1.0%
0.220% due 04/29/2009 (e)	18,440	18,437

U.S. TREASURY BILLS 14.3%
0.125% due 04/02/2009 - 06/11/2009 (b)(d)(e)	277,300	277,282

Total Short-Term Instruments (Cost $297,993)		297,993

Total Investments 114.0% (Cost $2,511,587)		$2,209,685

Written Options (h) (0.0%) (Premiums $1,684)		(502)

Other Assets and Liabilities (Net) (14.0%)		(270,244)

Net Assets 100.0%		$1,938,939

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Developing Local Markets Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $410 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $295,049 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Cash of $2,843 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	216	$820
90-Day Eurodollar December Futures	Long	12/2010	856	656

				$1,476

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	7,000	$9	$0	$9

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	$1,300	$(42)	$(65)	$23
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	2,000	(122)	0	(122)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	7,500	(265)	0	(265)

						$(429)	$(65)	$(364)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$300	$(11)	$(2)	$(9)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY	BRL	3,600	$96	$0	$96
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	109	0	109
Pay	1-Year BRL-CDI	11.190%	01/02/2012	UBS		155,100	501	0	501
Pay	1-Year BRL-CDI	13.390%	01/02/2012	UBS		58,000	1,202	0	1,202
Receive	1-Year BRL-CDI	14.240%	01/02/2012	MLP		57,600	(1,616)	24	(1,640)
Receive	1-Year BRL-CDI	14.280%	01/02/2012	MSC		112,600	(3,197)	17	(3,214)
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		43,000	1,965	0	1,965
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	368	73	295
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	5,730	(936)	6,666
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	62	0	62
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	79	0	79
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		120,700	506	(8)	514
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		148,000	620	(116)	736

							$6,425	$(946)	$7,371

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Developing Local Markets Fund   (Cont.)

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	403	$299	$277
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	187	43	45
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	590	767	126

				$1,109	$448

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$9,700	$89	$16
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,100	123	21
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	12,200	21	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	12,200	62	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	77	13
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,000	20	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	19,000	150	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,600	4	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,600	29	0

							$575	$54

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	5,508	128,210	4,622
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 03/31/2009	1,180	$100,400	$1,684

(i)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$503	0.03%

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	04/01/2039	$2,400	$2,478	$2,509

(k)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(242)	$(242)
Sell		BCLY	47,368	04/2009	0	(80)	(80)
Sell	BRL	BCLY	12,850	06/2009	0	(334)	(334)
Buy		HSBC	69,885	06/2009	110	(378)	(268)
Sell		HSBC	13,997	06/2009	94	0	94
Buy		JPM	70,372	06/2009	1,153	0	1,153
Sell		MLP	348,458	06/2009	0	(3,489)	(3,489)
Buy		RBS	2,868	06/2009	18	0	18
Buy		UBS	133,387	06/2009	1,970	0	1,970
Sell	CAD	JPM	453	04/2009	5	0	5
Sell	CHF	UBS	319	06/2009	0	(9)	(9)
Sell	CLP	BCLY	28,327,006	05/2009	378	(1,692)	(1,314)
Buy		CITI	55,045,879	05/2009	10,291	0	10,291
Sell		CITI	22,250,190	05/2009	301	(1,479)	(1,178)
Sell		DUB	3,301,860	05/2009	0	(784)	(784)
Buy		HSBC	18,372,048	05/2009	3,387	0	3,387
Sell		JPM	17,179,184	05/2009	0	(3,480)	(3,480)

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CLP	MSC	2,359,687	05/2009	$0	$(292)	$(292)
Buy		BCLY	18,848,849	11/2009	0	(472)	(472)
Buy		CITI	11,874,655	11/2009	0	(358)	(358)
Buy	CNY	BCLY	89,915	05/2009	169	0	169
Sell		BCLY	145,345	05/2009	0	(261)	(261)
Buy		CITI	226,861	05/2009	0	(1,008)	(1,008)
Sell		CITI	90,015	05/2009	0	(174)	(174)
Sell		DUB	68,150	05/2009	26	0	26
Sell		HSBC	20,599	05/2009	0	(15)	(15)
Buy		JPM	249,412	05/2009	0	(1,752)	(1,752)
Buy		MSC	32,455	05/2009	0	(194)	(194)
Sell		UBS	54,860	05/2009	0	(29)	(29)
Buy		BCLY	37,490	07/2009	0	(23)	(23)
Buy		CITI	24,964	07/2009	22	0	22
Sell		CITI	69,250	07/2009	0	(222)	(222)
Sell		DUB	69,052	07/2009	0	(223)	(223)
Sell		HSBC	2,601	07/2009	0	(3)	(3)
Buy		JPM	329,174	07/2009	0	(1,918)	(1,918)
Sell		JPM	70,577	07/2009	0	(229)	(229)
Buy		CITI	43,849	09/2009	69	0	69
Buy		DUB	211,200	09/2009	0	(133)	(133)
Sell		DUB	104,880	09/2009	0	(378)	(378)
Buy		JPM	128,919	09/2009	447	0	447
Buy	COP	BCLY	13,043,841	05/2009	0	(278)	(278)
Sell		BCLY	36,228,073	05/2009	1,710	0	1,710
Buy		CITI	62,925,779	05/2009	0	(1,113)	(1,113)
Sell		CITI	41,709,298	05/2009	961	0	961
Buy		HSBC	7,017,704	05/2009	0	(222)	(222)
Sell		JPM	13,060,000	05/2009	0	(102)	(102)
Buy	CZK	CITI	27,855	05/2009	0	(371)	(371)
Sell		HSBC	260,687	05/2009	0	(646)	(646)
Sell		JPM	109,100	05/2009	0	(293)	(293)
Buy		BCLY	211,498	07/2009	0	(702)	(702)
Buy		CITI	1,316,000	07/2009	0	(2,616)	(2,616)
Buy		DUB	1,315,362	07/2009	0	(2,707)	(2,707)
Buy		HSBC	1,122,290	07/2009	0	(3,470)	(3,470)
Sell		HSBC	172,849	07/2009	8	(381)	(373)
Buy		JPM	179	07/2009	0	0	0
Sell		JPM	261,998	07/2009	0	(991)	(991)
Sell		UBS	164,008	07/2009	55	0	55
Buy	EUR	HSBC	20,182	04/2009	1,327	0	1,327
Sell		HSBC	10,320	04/2009	249	0	249
Buy		JPM	15,039	04/2009	0	(374)	(374)
Sell		JPM	4,501	04/2009	114	0	114
Buy		RBS	82	04/2009	0	(2)	(2)
Sell	GBP	DUB	521	04/2009	8	0	8
Sell		MSC	873	04/2009	10	0	10
Buy	HKD	BCLY	304,929	06/2009	26	0	26
Buy		BOA	299,191	06/2009	40	0	40
Sell		CSFB	23,256	06/2009	0	(1)	(1)
Sell		DUB	27,039	06/2009	0	(1)	(1)
Buy		HSBC	304,428	06/2009	31	0	31
Buy		JPM	723,048	06/2009	29	0	29
Sell	HUF	BCLY	10,226,268	05/2009	2,562	0	2,562
Buy		DUB	6,186,918	05/2009	0	(4,616)	(4,616)
Sell		DUB	190,242	05/2009	0	(24)	(24)
Buy		HSBC	3,694,650	05/2009	0	(1,755)	(1,755)
Sell		HSBC	3,697,442	05/2009	2,036	(17)	2,019
Buy		JPM	8,363,059	05/2009	0	(1,866)	(1,866)
Sell		JPM	1,363,039	05/2009	0	(143)	(143)
Sell		RBS	2,767,635	05/2009	0	(144)	(144)
Buy		BCLY	10,226,268	10/2009	0	(2,716)	(2,716)
Buy	IDR	BCLY	154,248,940	06/2009	578	0	578
Buy		DUB	69,674,302	06/2009	252	0	252
Buy	ILS	BCLY	327,195	06/2009	0	(8,558)	(8,558)
Sell		BCLY	203,128	06/2009	3,201	(24)	3,177
Buy		DUB	20,463	06/2009	0	(514)	(514)
Buy		HSBC	262,844	06/2009	0	(8,242)	(8,242)
Sell		HSBC	81,433	06/2009	1,192	0	1,192
Sell		UBS	39,305	06/2009	680	0	680
Buy	INR	BCLY	1,090,207	04/2009	14	(463)	(449)
Sell		BCLY	344,275	04/2009	12	(295)	(283)
Buy		BOA	873,088	04/2009	22	0	22
Sell		BOA	722,978	04/2009	0	(258)	(258)
Buy		CITI	737,000	04/2009	0	(219)	(219)

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	CITI	1,025,633	04/2009	$63	$(234)	$(171)
Buy		DUB	740,376	04/2009	0	(103)	(103)
Sell		DUB	1,170,768	04/2009	0	(382)	(382)
Buy		HSBC	1,099,367	04/2009	0	(320)	(320)
Sell		HSBC	353,019	04/2009	75	0	75
Sell		JPM	401,014	04/2009	82	(210)	(128)
Sell		UBS	522,350	04/2009	0	(292)	(292)
Buy		BOA	738,643	07/2009	438	0	438
Buy		CITI	737,899	07/2009	373	0	373
Buy		DUB	649,218	07/2009	222	0	222
Sell	JPY	BNP	13,804	05/2009	2	0	2
Sell		MSC	13,804	06/2009	2	0	2
Buy	KWD	BCLY	3,711	04/2009	0	(1,476)	(1,476)
Sell		BCLY	3,711	04/2009	248	0	248
Buy	MXN	BCLY	1,041,189	05/2009	683	(3,055)	(2,372)
Sell		BCLY	2,117,750	05/2009	940	(693)	247
Buy		CITI	1,014,759	05/2009	11	(21,728)	(21,717)
Sell		CITI	161,549	05/2009	49	(141)	(92)
Buy		DUB	1,000,101	05/2009	0	(21,590)	(21,590)
Buy		HSBC	14,222	05/2009	4	(4)	0
Sell		HSBC	686,959	05/2009	0	(2,579)	(2,579)
Buy		JPM	2,954,191	05/2009	798	(16,459)	(15,661)
Sell		JPM	764,523	05/2009	538	(1,455)	(917)
Buy		MLP	694,415	05/2009	0	(3,223)	(3,223)
Sell		MLP	103,195	05/2009	0	(105)	(105)
Buy		UBS	15,416	05/2009	0	(39)	(39)
Buy		CITI	148,706	11/2009	146	0	146
Sell		CITI	13,395	11/2009	0	(13)	(13)
Buy		JPM	1,788	11/2009	0	0	0
Buy		MLP	103,195	11/2009	110	0	110
Buy	MYR	BCLY	30,327	04/2009	0	(354)	(354)
Sell		BCLY	66,739	04/2009	359	(10)	349
Buy		BOA	26,171	04/2009	0	(294)	(294)
Buy		CITI	48,626	04/2009	0	(496)	(496)
Sell		CITI	42,971	04/2009	307	(90)	217
Buy		HSBC	46,315	04/2009	0	(320)	(320)
Buy		BCLY	108,892	08/2009	47	(661)	(614)
Buy	PEN	CITI	43,585	07/2009	88	0	88
Sell		CITI	16,273	07/2009	0	(102)	(102)
Buy		DUB	25,162	07/2009	39	0	39
Sell	PHP	BCLY	762,467	05/2009	0	(215)	(215)
Sell		BOA	97,460	05/2009	0	(10)	(10)
Buy		CITI	923,093	05/2009	51	(100)	(49)
Sell		CITI	241,440	05/2009	20	0	20
Buy		JPM	277,420	05/2009	3	0	3
Sell		JPM	48,100	05/2009	8	0	8
Sell		BCLY	566,933	08/2009	0	(202)	(202)
Buy		CITI	2,133,505	08/2009	0	(627)	(627)
Sell		CITI	12,587	08/2009	0	(8)	(8)
Sell		DUB	322,744	08/2009	0	(200)	(200)
Sell		JPM	251,750	08/2009	0	(156)	(156)
Buy	PLN	BCLY	196,560	05/2009	0	(14,398)	(14,398)
Sell		BCLY	112,319	05/2009	5,416	0	5,416
Buy		BNP	49,561	05/2009	0	(7,967)	(7,967)
Sell		CITI	51,562	05/2009	1,803	(351)	1,452
Buy		DUB	503,602	05/2009	0	(32,681)	(32,681)
Sell		DUB	262,414	05/2009	1,137	(1,472)	(335)
Buy		HSBC	496,249	05/2009	0	(38,779)	(38,779)
Sell		HSBC	810,381	05/2009	15,737	(2,104)	13,633
Buy		JPM	22,348	05/2009	0	(425)	(425)
Sell		JPM	32,256	05/2009	1,674	0	1,674
Sell		MLP	219,005	05/2009	0	(527)	(527)
Buy		RBS	90,287	05/2009	0	(14,541)	(14,541)
Buy		UBS	129,330	05/2009	0	(20,668)	(20,668)
Buy		DUB	80,979	11/2009	10	(790)	(780)
Buy		HSBC	405,702	11/2009	232	(2,009)	(1,777)
Buy		JPM	27,878	11/2009	0	(284)	(284)
Buy		MLP	219,008	11/2009	472	0	472
Sell		MLP	49	11/2009	0	0	0
Sell	RON	BCLY	100,006	04/2009	0	(1,105)	(1,105)
Buy		JPM	117,130	04/2009	1,396	(13)	1,383
Sell		JPM	17,124	04/2009	0	(356)	(356)
Buy		BCLY	93,110	05/2009	1,068	0	1,068
Buy	RUB	BCLY	53,435	05/2009	0	(51)	(51)
Sell		BCLY	384,507	05/2009	1,484	0	1,484

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	CITI	262,088	05/2009	$12	$0	$12
Buy		DUB	4,551	05/2009	0	(54)	(54)
Sell		DUB	994,895	05/2009	4,058	0	4,058
Buy		HSBC	2,300,000	05/2009	0	(27,679)	(27,679)
Sell		HSBC	539,629	05/2009	1,535	(582)	953
Buy		JPM	918,453	05/2009	0	(11,391)	(11,391)
Sell		JPM	887,082	05/2009	1,687	(247)	1,440
Buy		RBS	97,282	05/2009	0	(1,150)	(1,150)
Sell		UBS	305,616	05/2009	0	(557)	(557)
Buy		CITI	262,088	07/2009	37	0	37
Sell		HSBC	234,185	07/2009	124	0	124
Buy	SAR	BCLY	48,427	04/2009	0	(199)	(199)
Sell		BCLY	48,427	04/2009	0	(41)	(41)
Buy		HSBC	194	04/2009	0	0	0
Sell		HSBC	194	04/2009	0	0	0
Sell	SGD	BCLY	87,425	04/2009	1,349	(134)	1,215
Buy		CITI	111,487	04/2009	0	(3,462)	(3,462)
Sell		CITI	66,353	04/2009	375	(241)	134
Buy		DUB	135,578	04/2009	0	(5,087)	(5,087)
Sell		DUB	43,876	04/2009	43	(24)	19
Buy		HSBC	34,988	04/2009	0	(923)	(923)
Sell		HSBC	125,870	04/2009	1,356	(112)	1,244
Buy		JPM	22,058	04/2009	0	(1,052)	(1,052)
Sell		JPM	11,429	04/2009	118	0	118
Buy		RBS	61,888	04/2009	0	(1,591)	(1,591)
Buy		UBS	31,805	04/2009	0	(595)	(595)
Buy		DUB	2,439	06/2009	0	(18)	(18)
Buy		CITI	119,024	07/2009	0	(2,906)	(2,906)
Buy		DUB	36,673	07/2009	0	(91)	(91)
Sell		DUB	58,588	07/2009	2,079	0	2,079
Buy		HSBC	28,480	07/2009	0	(982)	(982)
Sell		HSBC	4,780	07/2009	9	0	9
Buy		JPM	103,819	07/2009	0	(727)	(727)
Buy	THB	BCLY	147,989	06/2009	102	0	102
Buy		CITI	159,110	06/2009	58	0	58
Buy		CSFB	196,328	06/2009	143	0	143
Sell	TRY	BCLY	20,152	07/2009	0	(411)	(411)
Buy		CITI	100,260	07/2009	159	(38)	121
Buy		DUB	198,551	07/2009	938	0	938
Buy		HSBC	2,749	07/2009	1	0	1
Sell		HSBC	59,123	07/2009	0	(1,105)	(1,105)
Buy		JPM	28,081	07/2009	99	0	99
Sell		JPM	23,450	07/2009	0	(508)	(508)
Sell	TWD	BOA	68,260	05/2009	0	(16)	(16)
Buy		CITI	883,300	05/2009	0	(706)	(706)
Sell		CSFB	104,520	05/2009	0	(87)	(87)
Sell		RBS	50,040	05/2009	22	0	22
Buy	ZAR	BCLY	553,165	05/2009	2,661	(73)	2,588
Sell		BCLY	1,121,072	05/2009	0	(4,940)	(4,940)
Buy		DUB	2,287	05/2009	12	0	12
Buy		HSBC	295,560	05/2009	2,307	0	2,307
Sell		HSBC	92,130	05/2009	0	(838)	(838)
Buy		JPM	784,166	05/2009	8,913	0	8,913
Sell		MLP	250,000	05/2009	0	(728)	(728)
Buy		UBS	952,491	05/2009	12,389	(11)	12,378
Sell		UBS	271,800	05/2009	0	(2,633)	(2,633)
Buy		BCLY	500,000	11/2009	473	0	473
Buy		DUB	834	11/2009	0	0	0
Buy		MLP	250,000	11/2009	689	0	689

					$111,440	$(352,181)	$(240,741)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$196,577	$2,013,108	$0	$2,209,685
Short Sales, at value	0	(2,509)	0	(2,509)
Other Financial Instruments ++	1,476	(234,236)	0	(232,760)

Total	$198,053	$1,776,363	$0	$1,974,416

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments Developing Local Markets Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$(20,474)	$192	$(1,520)	$(1,944)	$(1,974)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.1%

Short-Term Floating NAV Portfolio	2,170,710	$21,718

Total PIMCO Funds (Cost $21,713)		21,718

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 3.4%

Berry Plastics Holding Corp.
8.421% due 06/05/2014	$5,221	3,540

Biomet, Inc.
3.518% due 03/25/2015	179	162
3.522% due 03/25/2015	109	98
4.222% due 03/25/2015	2,655	2,401

Boc Group, Inc.
2.479% due 05/31/2014	2,456	1,489

Cablevision
2.306% due 03/30/2013	3,880	3,529

Community Health Systems, Inc.
2.768% due 07/25/2014	1,221	1,058
3.506% due 07/25/2014	8,014	6,946

Daimler Finance North America LLC
4.560% due 08/03/2012	12,805	6,907

Dex Media West LLC
7.000% due 10/13/2014	1,000	459

FCI Connectors
1.310% due 03/09/2013	1,717	1,056

Georgia-Pacific Corp.
2.956% due 12/20/2012	223	198
3.292% due 12/20/2012	5,655	5,002
3.459% due 12/20/2012	184	163

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)	958	445

HCA, Inc.
3.470% due 11/18/2013	7,293	6,223

Health Management Associates, Inc.
3.209% due 02/28/2014	3,726	3,033

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,220	476
8.202% due 10/07/2013	2,341	891
8.702% due 10/07/2014	2,341	872

Las Vegas Sands Corp.
2.250% due 05/23/2014	4,923	2,637

Metro-Goldwyn-Mayer, Inc.
3.729% due 04/08/2012	3,211	1,450
4.709% due 04/08/2012	4,598	2,077

MGM Mirage
4.750% due 10/03/2011	2,000	875

NRG Energy, Inc.
1.359% due 02/01/2013	1,567	1,414
1.979% due 02/01/2013	951	858
2.959% due 02/01/2013	3,243	2,927

Polypore, Inc.
2.480% due 05/15/2014	4,433	3,291

RH Donnelley Corp.
6.750% due 06/30/2011	812	359

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	23	15
4.018% due 10/10/2014	50	33
4.033% due 10/10/2014	6,452	4,274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tribune Co.
5.250% due 06/04/2024 (a)	$4,691	$1,240

Total Bank Loan Obligations (Cost $98,018)		66,398

CORPORATE BONDS & NOTES 48.3%

BANKING & FINANCE 26.8%

AES Red Oak LLC
8.540% due 11/30/2019	2,436	2,229

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	113

Allstate Life Global Funding II
1.901% due 05/21/2010	5,400	5,147

American Express Bank FSB
0.584% due 06/12/2009	1,000	988
0.605% due 10/20/2009	2,900	2,804
0.637% due 07/13/2010	2,400	2,224

American Express Credit Corp.
0.616% due 05/19/2009	100	99

American General Finance Corp.
6.900% due 12/15/2017	5,000	1,755

American Honda Finance Corp.
4.500% due 05/26/2009	500	502

American International Group, Inc.
0.606% due 06/16/2009	1,400	1,262
1.252% due 10/18/2011	4,900	2,566
5.850% due 01/16/2018	13,600	5,334
8.175% due 05/15/2058	1,400	119

Banco Santander Chile
1.634% due 12/09/2009	5,000	4,959

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,171
5.750% due 12/01/2017	12,975	10,921
8.000% due 12/29/2049	16,600	6,656
8.125% due 12/29/2049	18,800	7,733

Bank of America Institutional Capital A
8.070% due 12/31/2026	500	212

Bank of Scotland PLC
1.182% due 07/17/2009	1,600	1,591

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,757
6.050% due 12/04/2017	600	473
7.700% due 04/29/2049	19,600	8,624

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.366% due 05/18/2010	8,650	8,522
1.404% due 01/31/2011	1,900	1,808
1.446% due 11/28/2011	100	96
1.448% due 08/15/2011	100	92
6.400% due 10/02/2017	18,500	18,046
6.950% due 08/10/2012	6,500	6,626
7.250% due 02/01/2018	5,900	6,107

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	508

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	70

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,300	807

Caelus Re Ltd.
7.511% due 06/07/2011	3,800	3,581

Calabash Re Ltd.
12.220% due 01/08/2010	1,000	979

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Charter One Bank N.A.
1.209% due 04/24/2009	$1,000	$999

Citigroup Capital XXI
8.300% due 12/21/2057	13,175	6,358

Citigroup Funding, Inc.
2.291% due 05/07/2010	100	90

Citigroup, Inc.
1.262% due 12/28/2009	1,800	1,662
1.336% due 05/18/2011	900	727
1.396% due 05/18/2010	100	90
2.125% due 04/30/2012	5,000	5,021
5.300% due 10/17/2012	275	243
6.000% due 02/21/2012	650	594
8.400% due 04/29/2049	5,100	2,889

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	1,498

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	2,933

Credit Suisse New York
5.000% due 05/15/2013	8,500	8,224

DBS Bank Ltd.
1.454% due 05/16/2017	5,000	3,814

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,216

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,112
5.250% due 07/29/2014	6,625	6,948

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,325	1,120

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	1,835	1,228
7.375% due 10/28/2009	1,800	1,615
7.800% due 06/01/2012	400	271
7.875% due 06/15/2010	420	347
8.000% due 12/15/2016	2,800	1,843

Foundation Re II Ltd.
7.988% due 11/26/2010	1,800	1,726

General Electric Capital Corp.
1.472% due 10/06/2010	1,400	1,284
1.474% due 04/10/2012	13,000	10,857
1.620% due 02/01/2011	100	91
6.875% due 01/10/2039	11,700	9,579

GMAC LLC
2.488% due 05/15/2009	23,375	22,235
5.625% due 05/15/2009	6,100	5,774
6.000% due 12/15/2011	200	112
6.875% due 09/15/2011	600	379
6.875% due 08/28/2012	875	484
7.000% due 02/01/2012	2,500	1,428
7.250% due 03/02/2011	1,525	993
7.750% due 01/19/2010	800	625

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	100	99
1.317% due 06/23/2009	700	695
1.318% due 11/16/2009	1,400	1,368
1.332% due 06/28/2010	600	572
1.677% due 03/22/2016	50	34
4.750% due 07/15/2013	1,225	1,127
5.250% due 10/15/2013	2,400	2,244
5.300% due 02/14/2012	400	386
5.700% due 09/01/2012	165	160
6.150% due 04/01/2018	5,150	4,715
6.750% due 10/01/2037	14,200	9,637
7.350% due 10/01/2009	500	506

HBOS PLC
6.750% due 05/21/2018	400	309

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCP, Inc.
6.700% due 01/30/2018	$5,000	$3,379

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	2,900	1,465

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	375

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	1,993

HSBC Finance Corp.
4.750% due 07/15/2013	120	89

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	4,392
6.500% due 09/15/2037	125	103

ICICI Bank Ltd.
1.894% due 01/12/2010	300	270
5.750% due 01/12/2012	2,100	1,834

Intergas Finance BV
6.375% due 05/14/2017	2,700	1,580
6.875% due 11/04/2011	378	267

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	3,107
6.625% due 11/15/2013	4,000	2,218

John Deere Capital Corp.
1.372% due 10/16/2009	500	498

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,400	1,335
1.348% due 05/16/2011	100	94
4.750% due 05/01/2013	1,900	1,844
6.000% due 01/15/2018	5,000	5,062
7.900% due 04/29/2049	7,300	4,701

KRATON Polymers LLC
8.125% due 01/15/2014	1,825	575

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	103
2.951% due 05/25/2010 (a)	100	13

Lloyds Banking Group PLC
5.920% due 09/29/2049	7,500	1,388

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

M&T Capital Trust II
8.277% due 06/01/2027	500	336

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	5,000	4,466

MBNA Capital B
1.970% due 02/01/2027	3,000	1,053

Merna Reinsurance Ltd.
1.870% due 07/07/2010	20,000	18,390

Merrill Lynch & Co., Inc.
1.454% due 02/05/2010	100	94
1.544% due 09/09/2009	100	98
3.472% due 05/12/2010	2,000	1,884
6.050% due 08/15/2012	8,000	6,871
6.875% due 04/25/2018	10,300	8,073

MetLife, Inc.
5.375% due 12/15/2012	45	43

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,000	365

Morgan Stanley
1.291% due 05/07/2009	200	200
1.374% due 01/15/2010	200	191
1.392% due 01/18/2011	400	361
5.750% due 08/31/2012	4,400	4,258
5.950% due 12/28/2017	2,400	2,185
6.000% due 04/28/2015	16,100	15,233

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	$2,400	$1,610

Mystic Re Ltd.
11.261% due 06/07/2011	700	664

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	300	294
4.750% due 03/01/2014	750	731
7.250% due 03/01/2012	4,815	5,007

Petroleum Export Ltd.
4.623% due 06/15/2010	1,111	1,007
5.265% due 06/15/2011	4,991	4,269

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,393	2,792

Rabobank Capital Funding II
5.260% due 12/29/2049	2,860	1,288

Rabobank Nederland NV
1.646% due 05/19/2010	9,600	9,487

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	15,500	15,030

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	1,250	1,193

Resona Bank Ltd.
5.850% due 09/29/2049	900	460

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	300	68
9.118% due 03/31/2049	500	245

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	5,172
7.175% due 05/16/2013	2,350	1,934

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	13,500	7,435

SLM Corp.
1.389% due 10/25/2011	2,100	1,210

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,332

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	476

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	5,937

Tenneco, Inc.
10.250% due 07/15/2013	617	330

Textron Financial Corp.
1.454% due 01/11/2010	11,000	8,914

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	835
6.625% due 03/20/2017	4,400	2,926
7.500% due 07/18/2016	7,050	5,066

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	3,300	2,906

UBS AG
2.154% due 05/05/2010	5,900	5,888
5.750% due 04/25/2018	1,850	1,551
5.875% due 12/20/2017	5,400	4,655

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,091

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	684

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	258

Universal City Development Partners
11.750% due 04/01/2010	500	430

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
6.500% due 06/01/2016	$400	$348
6.750% due 04/01/2017	2,635	2,266
9.000% due 05/01/2012	800	802

Vita Capital III Ltd.
2.525% due 01/01/2011	3,150	2,939

VTB Capital S.A.
6.875% due 05/29/2018	200	156

Wachovia Bank N.A.
1.309% due 05/25/2010	1,000	956
2.138% due 05/14/2010	17,800	17,205
6.600% due 01/15/2038	3,000	2,382

Wachovia Corp.
1.224% due 10/15/2011	600	532
5.250% due 08/01/2014	500	416

Wachovia Mortgage FSB
1.281% due 05/08/2009	250	250

Wells Fargo & Co.
4.375% due 01/31/2013	7,400	6,906
5.250% due 10/23/2012	15,780	15,351

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	1,895

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	191

		518,142

INDUSTRIALS 16.2%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	35,550	34,263

AES El Salvador Trust
6.750% due 02/01/2016	11,800	6,278

Alcoa, Inc.
5.550% due 02/01/2017	5,000	3,314

Altria Group, Inc.
9.250% due 08/06/2019	2,000	2,143

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,259
5.750% due 01/15/2015	15,400	14,859

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,796
7.250% due 05/20/2015	500	473

ARAMARK Corp.
4.670% due 02/01/2015	1,525	1,170
8.500% due 02/01/2015	2,000	1,850

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	2,147
8.750% due 03/01/2012	1,760	642

Atlantic Richfield Co.
8.530% due 02/27/2012	500	565

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	933

Biomet, Inc.
11.625% due 10/15/2017	5,425	4,815

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,000	8,479

CBS Corp.
5.625% due 08/15/2012	3,500	3,014

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,078

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	956

Cisco Systems, Inc.
5.500% due 02/22/2016	500	530

40	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado Interstate Gas Co.
6.800% due 11/15/2015	$2,300	$2,168

Columbia University
6.875% due 12/15/2015	500	609

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	337

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,220

Comcast Corp.
5.300% due 01/15/2014	2,000	1,945
5.900% due 03/15/2016	2,900	2,806
6.500% due 01/15/2015	100	100

Community Health Systems, Inc.
8.875% due 07/15/2015	2,000	1,900

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	424

Con-way, Inc.
7.250% due 01/15/2018	5,000	3,888

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	300

Cox Communications, Inc.
7.125% due 10/01/2012	725	722

CSC Holdings, Inc.
7.875% due 02/15/2018	2,000	1,840

CSX Corp.
5.600% due 05/01/2017	5,000	4,215

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	779

Daimler Finance North America LLC
5.750% due 09/08/2011	4,500	4,256

Delhaize America, Inc.
8.050% due 04/15/2027	600	584

Delta Air Lines, Inc.
7.379% due 05/18/2010	2,197	2,066

Dex Media West LLC
8.500% due 08/15/2010	2,500	1,263
9.875% due 08/15/2013	2,980	603

DISH DBS Corp.
7.125% due 02/01/2016	1,250	1,125

Dow Chemical Co.
6.000% due 10/01/2012	250	215

Dynegy Holdings, Inc.
7.750% due 06/01/2019	3,630	2,378
8.375% due 05/01/2016	6,270	4,279

El Paso Corp.
7.000% due 06/15/2017	4,500	3,856
7.750% due 06/15/2010	300	297

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,189

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	852

Ferrellgas Partners LP
8.750% due 06/15/2012	3,450	2,915

First Data Corp.
9.875% due 09/24/2015	5,715	3,372

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	7,070	1,520

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	4,937
7.288% due 08/16/2037	11,500	7,475
8.625% due 04/28/2034	4,740	4,290

Gazprom International S.A.
7.201% due 02/01/2020	7,435	6,636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Georgia-Pacific LLC
7.000% due 01/15/2015	$800	$752
7.125% due 01/15/2017	2,200	2,046
8.000% due 01/15/2024	1,995	1,596

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	1,800	1,804

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,100	2,666

HCA, Inc.
7.190% due 11/15/2015	1,700	1,157
9.625% due 11/15/2016 (b)	3,300	2,640

Health Management Associates, Inc.
6.125% due 04/15/2016	290	239

Hewlett-Packard Co.
6.500% due 07/01/2012	500	541

Hospira, Inc.
4.950% due 06/15/2009	500	501

Ineos Group Holdings PLC
7.001% due 10/07/2012	147	57
8.500% due 02/15/2016	1,300	81

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,604

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,064

Kroger Co.
7.000% due 05/01/2018	5,000	5,290

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,376

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	508

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	3,506

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
5.700% due 03/01/2017	5,000	4,742

MGM Mirage
7.500% due 06/01/2016	2,020	717

Miller Brewing Co.
5.500% due 08/15/2013	1,000	964

Nalco Co.
8.875% due 11/15/2013	400	386

New Albertson’s, Inc.
6.570% due 02/23/2028	800	561
7.450% due 08/01/2029	5,100	4,259
7.750% due 06/15/2026	2,150	1,811

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	527

Nortel Networks Ltd.
10.125% due 07/15/2013 (a)	5,650	1,088
10.750% due 07/15/2016 (a)	1,370	267

Northwest Airlines, Inc.
7.626% due 04/01/2010	763	709

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	5,053

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	288

Pemex Project Funding Master Trust
2.620% due 06/15/2010	700	673

Petrobras International Finance Co.
6.125% due 10/06/2016	500	502

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	4,700	1,974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petroleos Mexicanos
8.000% due 05/03/2019	$9,200	$9,016

Quebecor Media, Inc.
7.750% due 03/15/2016	2,800	2,142

RH Donnelley Corp.
8.875% due 10/15/2017	600	36

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	850

Rogers Communications, Inc.
6.750% due 03/15/2015	1,800	1,773

Rowan Cos., Inc.
5.880% due 03/15/2012	1,907	1,975

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)	3,542	2,320

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	1,109

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	467

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	206

Sensata Technologies BV
8.000% due 05/01/2014	2,940	897

Tesco PLC
5.500% due 11/15/2017	9,250	9,120

Tesoro Corp.
6.250% due 11/01/2012	190	167

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,212

Time Warner, Inc.
6.875% due 05/01/2012	2,625	2,674

TRW Automotive, Inc.
7.250% due 03/15/2017	2,200	924

Tyco International Finance S.A.
6.375% due 10/15/2011	445	451
6.750% due 02/15/2011	500	504

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	973	297

United Airlines, Inc.
6.201% due 12/31/2049	21	20
7.336% due 01/02/2021	445	240
7.730% due 07/01/2010	248	240

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,248
6.250% due 01/23/2017	3,700	3,666
8.250% due 01/17/2034	4,025	4,008

Valero Energy Corp.
6.125% due 06/15/2017	8,045	6,933
6.875% due 04/15/2012	1,550	1,565
9.375% due 03/15/2019	4,000	4,139

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	912

Viacom, Inc.
6.250% due 04/30/2016	5,000	4,396

Walt Disney Co.
6.200% due 06/20/2014	500	552
6.375% due 03/01/2012	640	692

Williams Cos., Inc.
7.625% due 07/15/2019	925	866

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	995

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	34

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

XTO Energy, Inc.
7.500% due 04/15/2012	$3,500	$3,668

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	4,673

		313,075

UTILITIES 5.3%

AT&T Corp.
7.300% due 11/15/2011	947	1,018
8.000% due 11/15/2031	3,500	3,817

Beaver Valley II Funding
9.000% due 06/01/2017	295	293

Carolina Power & Light Co.
5.125% due 09/15/2013	750	783

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,181

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	644

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,494

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,524

Dominion Resources, Inc.
5.700% due 09/17/2012	260	265

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,268
5.300% due 10/01/2015	1,500	1,553
5.625% due 11/30/2012	225	238

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	3,700	4,088

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,908

Energy Future Holdings Corp.
10.875% due 11/01/2017	2,000	1,300

Frontier Communications Corp.
7.000% due 11/01/2025	400	228
7.875% due 01/15/2027	1,750	1,190

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	4,000	80

Homer City Funding LLC
8.734% due 10/01/2026	3,730	3,040

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	3,960

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,840

Majapahit Holding BV
7.250% due 10/17/2011	7,600	6,992
7.250% due 06/28/2017	400	282
7.750% due 10/17/2016	600	444
7.875% due 06/29/2037	400	234

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	312

Midwest Generation LLC
8.560% due 01/02/2016	355	329

Nevada Power Co.
5.875% due 01/15/2015	450	427
6.500% due 05/15/2018	6,050	5,806

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,373

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	2,474

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,427
7.375% due 01/15/2017	330	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	$1,500	$1,503

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	545

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	2,581

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,187

PSEG Power LLC
5.500% due 12/01/2015	900	829
6.950% due 06/01/2012	270	277

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	9,766

Qwest Corp.
6.500% due 06/01/2017	1,000	835
7.250% due 09/15/2025	2,250	1,496
7.250% due 10/15/2035	1,365	894
7.500% due 06/15/2023	3,900	2,964
7.625% due 06/15/2015	1,250	1,131

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	361

Reliant Energy, Inc.
6.750% due 12/15/2014	4,875	4,509

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,601

Sprint Capital Corp.
8.375% due 03/15/2012	850	769

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	3,744

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,725

Verizon Communications, Inc.
5.250% due 04/15/2013	200	204
5.550% due 02/15/2016	400	394

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	496

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	514

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	248

		101,719

Total Corporate Bonds & Notes (Cost $1,178,722)		932,936

MUNICIPAL BONDS & NOTES 2.0%

Adams County, Pennsylvania General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	967

California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	850	346

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	93

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	649

Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	$500	$506

East Bay, California Municipal Utility District Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 06/01/2032	7,915	7,786

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	500	449

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	2,117

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	403

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	577
5.750% due 06/01/2047	800	457

Indiana University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	586

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	523

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	383

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	900	850

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,721
5.000% due 07/01/2044	5,000	4,649

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	702
4.500% due 07/01/2023	800	781
4.500% due 07/01/2024	1,100	1,054

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	642

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	499
5.000% due 06/01/2041	1,930	1,003

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	679

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	532

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	586

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	51

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	2,198

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	489

42	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	$450	$234

Tamalpais, California Union High School District General Obligation Bonds, (MBIA Insured), Series 2001
5.000% due 08/01/2026	2,000	2,010

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	572

University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	192
5.000% due 05/15/2041	400	382

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	700	660

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	400	395

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	2,097

Total Municipal Bonds & Notes (Cost $42,625)		39,108

U.S. GOVERNMENT AGENCIES 23.4%

Fannie Mae
1.006% due 10/18/2030	15	14
1.022% due 03/25/2017	82	81
3.022% due 03/01/2044	142	141
4.299% due 03/01/2036	339	344
4.500% due 05/01/2023 - 04/01/2039	4,938	5,073
4.500% due 02/01/2039 (h)	10,085	10,317
4.846% due 09/01/2031	27	27
4.954% due 02/01/2035	234	239
4.980% due 04/01/2036	319	326
5.000% due 02/25/2017 - 04/01/2039	67,567	69,699
5.000% due 06/01/2038 (h)	9,883	10,208
5.121% due 12/01/2036	209	212
5.500% due 02/01/2037 - 10/01/2038 (g)	204,534	212,528
5.500% due 03/01/2037 - 04/01/2039	85,502	88,826
6.000% due 09/01/2037	930	973
6.000% due 05/01/2038 - 10/01/2038 (g)	29,088	30,420
6.260% due 03/01/2011	374	393
6.500% due 06/25/2028	179	181
6.850% due 12/18/2027	198	213

Federal Farm Credit Bank
7.561% due 11/29/2049	500	290

Federal Home Loan Bank
4.060% due 08/25/2009	230	231

Freddie Mac
0.786% due 02/15/2019	5,962	5,772
1.056% due 09/15/2030	49	48
3.022% due 10/25/2044	236	230
3.023% due 02/25/2045	39	33
3.222% due 07/25/2044	426	418
4.974% due 05/01/2023	26	26
5.000% due 09/15/2024	460	464
5.500% due 03/15/2017 - 07/01/2038	3,823	3,957
6.500% due 07/25/2043	18	19
7.000% due 06/15/2013	33	33
7.500% due 06/01/2024	7	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
3.956% due 09/16/2021	$198	$198
4.045% due 07/16/2020	591	595
4.125% due 11/20/2023 - 11/20/2027	87	87
4.385% due 08/16/2030	1,316	1,335
4.625% due 07/20/2026	37	37
5.137% due 06/16/2023	100	101
5.375% due 03/20/2026 - 05/20/2026	70	71
6.569% due 09/16/2026	911	974
9.250% due 12/20/2019 - 06/20/2021	19	21

New Valley Generation
7.299% due 03/15/2019	757	833

Private Export Funding Corp.
4.550% due 05/15/2015	750	810

Small Business Administration
4.340% due 03/01/2024	232	241
4.504% due 02/01/2014	71	71
5.130% due 09/01/2023	44	47
5.886% due 09/01/2011	226	235
6.030% due 02/01/2012	1,229	1,279
6.900% due 12/01/2020	836	911
7.150% due 03/01/2017	314	340
7.300% due 05/01/2017	220	238

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,008

Total U.S. Government Agencies (Cost $439,896)		451,176

U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities (d)
2.375% due 01/15/2027	5,444	5,702

Total U.S. Treasury Obligations (Cost $5,556)		5,702

MORTGAGE-BACKED SECURITIES 6.7%

Adjustable Rate Mortgage Trust
5.014% due 01/25/2035	8,356	6,300
5.413% due 01/25/2036	688	515

American Home Mortgage Assets
0.732% due 10/25/2046	2,077	675

American Home Mortgage Investment Trust
5.660% due 09/25/2045	485	261

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	1,442
5.658% due 06/10/2049	2,900	1,976
5.745% due 02/10/2051	4,400	3,140

Banc of America Funding Corp.
5.754% due 03/20/2036	532	309

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	565	369
5.427% due 02/25/2036	182	111

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	7,987	5,434
5.008% due 01/25/2035	124	96
5.206% due 01/25/2034	35	24
5.320% due 02/25/2033	9	8
5.435% due 01/25/2034	15	11
5.473% due 05/25/2047	1,567	805
5.602% due 02/25/2033	84	73
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	346	57
5.356% due 08/25/2036	700	235
5.364% due 05/25/2035	123	75
5.491% due 09/25/2035	2,424	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	$500	$505

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	37	37

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,200	828

Citigroup Mortgage Loan Trust, Inc.
4.688% due 08/25/2035	638	193
4.699% due 03/25/2034	184	146
6.008% due 09/25/2037	2,605	1,301

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	604	487

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,400	3,090

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	3,086	1,001
0.752% due 08/25/2046	427	84
0.755% due 07/20/2046	1,530	553
0.825% due 09/20/2046	600	50
0.852% due 11/20/2035	609	245
2.633% due 12/25/2035	770	334
5.409% due 10/25/2035	474	273
5.750% due 03/25/2037	500	224
6.000% due 10/25/2032	4	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	304	131
0.822% due 04/25/2046	589	91
4.812% due 04/20/2035	1,262	928
5.316% due 10/19/2032	8	4
5.555% due 02/25/2034	1,716	1,278

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	304
5.552% due 02/15/2039	5,000	4,258

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	853	662
4.666% due 03/15/2036	11,500	10,742
5.435% due 09/15/2034	481	468

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	800	424

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	497	480
5.500% due 12/25/2035	700	225
5.587% due 10/25/2035	471	248
6.300% due 07/25/2036	700	369

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	335	260

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	917

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	11,615

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,135	776

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	2,497	1,749
6.624% due 05/03/2018	600	640

GSR Mortgage Loan Trust
5.178% due 01/25/2036	639	350
5.346% due 11/25/2035	490	300

Homebanc Mortgage Trust
5.797% due 04/25/2037	527	355

Indymac Index Mortgage Loan Trust
0.762% due 07/25/2035	178	73
0.792% due 06/25/2037	654	141

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$14,800	$13,904
5.336% due 05/15/2047	2,100	1,406
5.429% due 12/12/2043	2,140	1,449
5.506% due 12/12/2044	4,985	4,375
5.747% due 02/12/2049	1,600	1,136
5.794% due 02/12/2051	2,700	1,794

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	3,300	2,213

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.726% due 10/15/2017	2,609	2,242

MASTR Adjustable Rate Mortgages Trust
0.762% due 05/25/2037	506	210
0.862% due 05/25/2047	500	42
4.913% due 11/25/2033	75	64
5.143% due 08/25/2034	200	158

MASTR Alternative Loans Trust
0.922% due 03/25/2036	1,165	442

Merrill Lynch Alternative Note Asset
5.607% due 06/25/2037	592	240

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	379

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	2,992	1,660

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035	4,485	3,006

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	7,371
5.692% due 04/15/2049	1,200	783
5.809% due 12/12/2049	4,200	2,937

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	233	171

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	276

Provident Funding Mortgage Loan Trust
4.240% due 08/25/2033	514	392

Residential Accredit Loans, Inc.
0.752% due 05/25/2037	838	169
5.714% due 02/25/2036	429	206

Residential Asset Securitization Trust
0.922% due 01/25/2046	2,593	1,179

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431

Salomon Brothers Mortgage Securities VII, Inc.
1.022% due 05/25/2032	75	67

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	970	532
6.000% due 03/25/2036	472	227

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	3,527	1,243
0.782% due 05/25/2046	534	111

Structured Asset Securities Corp.
5.671% due 06/25/2033	1,206	813

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,308	1,594

Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	501	345

WaMu Mortgage Pass-Through Certificates
1.062% due 12/25/2027	476	336
2.333% due 02/25/2047	1,732	533
2.383% due 06/25/2047	622	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.633% due 08/25/2046	$1,047	$342
3.033% due 06/25/2042	18	13
3.705% due 02/27/2034	22	17
4.499% due 06/25/2033	338	267
5.414% due 02/25/2037	1,707	932

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047	821	224
2.403% due 04/25/2047	776	163
2.473% due 05/25/2047	770	211

Washington Mutual MSC Mortgage Pass-Through Certificates
5.667% due 02/25/2033	7	5

Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	1,137	521
4.985% due 12/25/2034	1,124	787
5.593% due 07/25/2036	694	366

Total Mortgage-Backed Securities (Cost $168,878)		128,914

ASSET-BACKED SECURITIES 1.5%

Aurum CLO 2002-1 Ltd.
1.524% due 04/15/2014	4,079	3,565

Chase Issuance Trust
1.206% due 11/15/2011	1,000	988

Countrywide Asset-Backed Certificates
0.632% due 10/25/2046	42	38

CPL Transition Funding LLC
6.250% due 01/15/2017	750	832

Denver Arena Trust
6.940% due 11/15/2019	242	206

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	824

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,375	3,344

GSAA Trust
0.822% due 03/25/2037	700	118
0.822% due 05/25/2047	700	213

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	721

JPMorgan Mortgage Acquisition Corp.
0.582% due 03/25/2047	275	210

Lehman XS Trust
0.752% due 06/25/2046	667	118

Morgan Stanley ABS Capital I
0.572% due 10/25/2036	1,100	961

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037	700	267
5.726% due 10/25/2036	500	351

Residential Asset Securities Corp.
0.592% due 11/25/2036	352	338

SLM Student Loan Trust
1.139% due 04/25/2014	877	873
1.309% due 01/25/2017	376	372
2.659% due 04/25/2023	13,859	13,621

Total Asset-Backed Securities (Cost $29,802)		27,960

SOVEREIGN ISSUES 10.8%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,361	3,411
8.250% due 09/19/2027	570	530

Brazil Government International Bond
6.000% due 01/17/2017	2,100	2,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.250% due 01/20/2034	$2,500	$2,788
8.750% due 02/04/2025	2,830	3,240
8.875% due 10/14/2019	8,400	9,912
8.875% due 04/15/2024	8,057	9,326
11.000% due 08/17/2040	14,300	18,232

China Development Bank Corp.
5.000% due 10/15/2015	500	519

Colombia Government International Bond
7.375% due 01/27/2017	7,800	7,933
7.375% due 09/18/2037	3,900	3,500
8.250% due 12/22/2014	5,200	5,798
10.375% due 01/28/2033	275	326
10.750% due 01/15/2013	8,800	10,446
11.750% due 02/25/2020	725	908

Croatia Government International Bond
2.500% due 07/30/2010	42	39

Export-Import Bank of Korea
1.478% due 11/16/2010	400	395

Guatemala Government Bond
9.250% due 08/01/2013	1,845	1,988
10.250% due 11/08/2011	1,000	1,082

Hong Kong Government International Bond
5.125% due 08/01/2014	750	804

Indonesia Government International Bond
6.875% due 03/09/2017	7,100	5,964

Korea Development Bank
1.531% due 11/22/2012	8,200	7,432
1.542% due 10/20/2009	1,600	1,578
5.300% due 01/17/2013	800	744
5.750% due 09/10/2013	385	360

Malaysia Government International Bond
8.750% due 06/01/2009	255	257

Mexico Government International Bond
5.950% due 03/19/2019	26,200	25,676
8.000% due 09/24/2022	45	50

Panama Government International Bond
6.700% due 01/26/2036	2,179	1,923
7.250% due 03/15/2015	2,325	2,383
8.875% due 09/30/2027	2,600	2,795
9.375% due 04/01/2029	1,705	1,880

Peru Government International Bond
6.550% due 03/14/2037	320	288
8.375% due 05/03/2016	7,421	8,278
8.750% due 11/21/2033	1,000	1,125

Philippines Government International Bond
6.375% due 01/15/2032	12,300	11,070
7.750% due 01/14/2031	1,100	1,129
8.375% due 06/17/2019	4,210	4,610

Poland Government International Bond
4.000% due 10/27/2024	55	48

Russia Government International Bond
7.500% due 03/31/2030	9,384	8,943

South Africa Government International Bond
5.875% due 05/30/2022	750	671
6.500% due 06/02/2014	7,500	7,538
7.375% due 04/25/2012	2,730	2,826

Ukraine Government International Bond
7.650% due 06/11/2013	4,422	2,100

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	805
8.000% due 11/18/2022	12,054	10,931
9.250% due 05/17/2017	100	106

Venezuela Government International Bond
2.122% due 04/20/2011	1,500	1,090
6.000% due 12/09/2020	6,200	2,709

44	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vietnam Government International Bond
4.000% due 03/12/2028		$10,000	$6,490
6.875% due 01/15/2016		3,000	2,776

Total Sovereign Issues (Cost $221,973)			207,857

FOREIGN CURRENCY-DENOMINATED ISSUES 11.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	556

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	1,500	1,982

Bank of America Corp.
4.750% due 05/23/2017		300	216

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,690

Barclays Bank PLC
6.000% due 01/23/2018		200	196

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	3,110

Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	455

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		26,700	19,171

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	1,905

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	500	129

Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,000	3,321

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	757

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,427

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,462

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	506

FCE Bank PLC
2.538% due 09/30/2009	EUR	400	497

Gaz Capital S.A.
5.440% due 11/02/2017		200	172
5.875% due 06/01/2015		14,000	14,229
7.800% due 09/27/2010		3,500	4,715

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	3,067

Green Valley Ltd.
6.329% due 01/10/2011		1,300	1,656

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	481

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	2,298	3,037
6.375% due 10/18/2022	GBP	100	130

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	215

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	$1,621

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	623

Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	1,151

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	3,580

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	1,045

Mizuho Bank Ltd.
1.534% due 11/24/2049	JPY	100,000	996

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	998

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	3,705

OI European Group BV
6.875% due 03/31/2017		820	959

PagesJaunes Groupe
2.790% due 01/11/2014		4,000	3,802

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	12,160

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	2,523

QBE International Holdings PLC
4.983% due 08/03/2020	AUD	3,000	1,305

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	28,318
4.750% due 07/04/2028		7,900	11,565

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	988
19.890% due 04/06/2011		3,129	1,796

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	6,603
4.750% due 03/17/2014		4,400	3,040

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,343

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	879
1.184% due 12/31/2049		100,000	963
4.375% due 10/27/2014	EUR	3,500	4,185

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	8,922

UBS AG
7.152% due 12/29/2049	EUR	100	57

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013		2,825	3,303

UPC Broadband Holding BV
3.545% due 12/31/2014		6,456	6,481

UPC Holding BV
7.750% due 01/15/2014		2,300	2,567

Uruguay Government International Bond
5.000% due 09/14/2018 (d)	UYU	33,528	960
6.875% due 01/19/2016	EUR	13,000	15,501

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Veolia Environnement
4.875% due 05/28/2013	EUR	3,460	$4,684

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,750

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,704

Total Foreign Currency- Denominated Issues (Cost $284,569)			214,159

SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 1.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$751	751
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $767. Repurchase proceeds are $751.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		24,000	24,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $24,432. Repurchase proceeds are $24,000.)
0.190% due 04/01/2009		9,100	9,100
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $9,318. Repurchase proceeds are $9,100.)

			33,851

U.S. CASH MANAGEMENT BILLS 0.2%
0.357% due 04/29/2009 - 05/15/2009 (c)(f)		4,550	4,549

U.S. TREASURY BILLS 6.2%
0.168% due 04/02/2009 - 06/11/2009 (c)(f)		118,975	118,961

Total Short-Term Instruments (Cost $157,360)			157,361

PURCHASED OPTIONS (j) 0.6%
(Cost $10,168)			12,236

Total Investments 117.3% (Cost $2,659,280)			$2,265,525

Written Options (k) (0.0%) (Premiums $1,620)			(531)

Other Assets and Liabilities (Net) (17.3%)			(333,231)

Net Assets 100.0%			$1,931,763

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Diversified Income Fund  (Cont.)

(e)	The Diversified Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $110,786 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $149,902 at a weighted average interest rate of 0.975%. On March 31, 2009, securities valued at $219,626 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $5,179 and cash of $11,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	20	$257
90-Day Eurodollar December Futures	Long	12/2009	1,660	8,598
90-Day Eurodollar December Futures	Long	12/2010	8,418	6,852
Euro-Bobl June Futures	Long	06/2009	20	2
Euro-Bund 10-Year Bond June Futures	Long	06/2009	166	73

				$15,782

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%		$5,000	$1,518	$0	$1,518
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	36.326%		2,500	1,547	0	1,547
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	36.326%		2,500	1,550	0	1,550
American International Group, Inc.	DUB	(5.000%	)	03/20/2013	22.909%		2,200	800	462	338
Bear Stearns Cos., Inc.	RBS	(1.500%	)	12/20/2017	1.801%		5,000	102	0	102
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.220%		5,000	218	0	218
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%		5,000	928	0	928
CSX Corp.	UBS	(0.880%	)	06/20/2017	1.584%		5,000	240	0	240
Cytec Industries, Inc.	DUB	(1.000%	)	12/20/2015	3.400%		1,000	127	0	127
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%		4,500	(122)	0	(122)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		1,000	(6)	0	(6)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	7.146%		5,000	1,476	0	1,476
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		2,000	789	0	789
JPMorgan Chase & Co.	BNP	(0.500%	)	12/20/2017	1.801%		1,000	90	0	90
JPMorgan Chase & Co.	DUB	(0.540%	)	12/20/2017	1.801%		4,000	350	0	350
Knight, Inc.	DUB	(1.530%	)	03/20/2011	1.572%		4,000	1	0	1
Kohl’s Corp.	BOA	(0.786%	)	12/20/2017	1.454%		5,000	239	0	239
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%		2,700	270	0	270
Kraft Foods, Inc.	DUB	(0.590%	)	09/20/2017	0.945%		2,000	51	0	51
Kroger Co.	JPM	(0.550%	)	06/20/2018	1.051%		5,000	193	0	193
Ltd. Brands, Inc.	GSC	(2.410%	)	09/20/2017	4.328%		2,000	219	0	219
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%		5,000	586	0	586
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%		5,000	24	0	24
Masco Corp.	CSFB	(0.915%	)	12/20/2016	4.632%		5,000	990	0	990
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%		5,000	76	0	76
MeadWestvaco Corp.	MSC	(0.585%	)	06/20/2012	1.382%		4,000	97	0	97
Morgan Stanley	BCLY	(1.040%	)	06/20/2015	3.543%		500	61	0	61
Morgan Stanley	BOA	(1.200%	)	06/20/2015	3.543%		200	23	0	23
Morgan Stanley	BOA	(1.210%	)	06/20/2015	3.543%		100	11	0	11
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	6.690%		5,000	1,345	0	1,345
Tesoro Corp.	BOA	(2.950%	)	12/20/2012	4.455%		190	9	0	9
Textron Financial Corp.	MSC	(0.090%	)	03/20/2010	15.858%		15,000	2,128	0	2,128
Time Warner, Inc.	JPM	(0.830%	)	12/20/2016	1.044%		5,000	71	0	71
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	3,500	4	0	4
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$3,200	3	0	3
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%		4,000	(205)	0	(205)
Viacom, Inc.	MSC	(0.900%	)	06/20/2016	2.525%		5,000	471	0	471
Yum! Brands, Inc.	DUB	(0.820%	)	03/20/2018	0.980%		5,000	59	0	59

								$16,333	$462	$15,871

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%	03/20/2013	22.909%	$2,800	$(1,196)	$0	$(1,196)
American International Group, Inc.	RBS	1.975%	03/20/2013	22.909%	5,400	(2,303)	0	(2,303)
Bank of America Corp.	UBS	0.160%	06/20/2011	8.487%	12,000	(1,945)	0	(1,945)
Biomet, Inc.	CSFB	8.000%	03/20/2014	7.344%	1,473	34	0	34
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	6,700	91	0	91
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	5,000	122	0	122

46	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	2.340%	12/20/2009	1.340%		$12,500	$175	$0	$175
Brazil Government International Bond	MSC	1.470%	02/20/2017	3.415%		700	(84)	0	(84)
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.286%		2,100	(67)	0	(67)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%		1,500	(602)	0	(602)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	6.044%		3,700	(512)	0	(512)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	6.178%		5,650	(733)	0	(733)
Citigroup, Inc.	MSC	0.163%	06/20/2011	10.406%		12,000	(2,337)	0	(2,337)
Codere Finance S.A.	GSC	3.920%	12/20/2012	23.282%	EUR	1,700	(893)	0	(893)
Codere Finance S.A.	JPM	4.150%	12/20/2012	23.282%		1,500	(779)	0	(779)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%		$1,000	(63)	0	(63)
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	16.550%		4,400	(714)	(1,100)	386
France Telecom S.A.	UBS	0.330%	09/20/2011	0.898%	EUR	3,900	(70)	0	(70)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.898%		3,900	(71)	0	(71)
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	4.651%		$1,800	(191)	0	(191)
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	4.651%		5,950	(634)	0	(634)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%		400	(5)	0	(5)
General Electric Capital Corp.	CITI	7.250%	03/20/2012	8.514%		500	(11)	0	(11)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	7.751%		5,000	(85)	0	(85)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	6.581%		9,425	(1,174)	0	(1,174)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	7.906%		3,540	(682)	0	(682)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	2.981%		4,000	(321)	0	(321)
HCA, Inc.	CSFB	5.000%	03/20/2014	9.992%		880	(119)	(132)	13
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	5.800%		3,000	(565)	0	(565)
Indonesia Government International Bond	RBS	1.390%	12/20/2011	5.949%		5,000	(553)	0	(553)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%		3,000	(322)	0	(322)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%		700	(127)	0	(127)
JSC Gazprom	DUB	1.490%	09/20/2017	6.170%		5,000	(1,274)	0	(1,274)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%		5,000	60	0	60
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.497%		6,100	38	0	38
Mexico Government International Bond	GSC	2.050%	09/20/2013	3.805%		210	(14)	0	(14)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%		650	(109)	0	(109)
Mexico Government International Bond	MSC	2.070%	09/20/2013	3.805%		530	(36)	0	(36)
Mexico Government International Bond	MSC	2.170%	09/20/2013	3.805%		120	(8)	0	(8)
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%		500	(98)	0	(98)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.729%		600	(58)	0	(58)
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	3.785%		11,500	(605)	0	(605)
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	4.492%		3,900	(672)	0	(672)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	4.540%		5,000	(1,077)	0	(1,077)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%		2,500	(131)	0	(131)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%		1,000	(72)	0	(72)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%		1,000	(71)	0	(71)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%		5,200	(638)	0	(638)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.650%		4,500	(329)	0	(329)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%		300	(23)	0	(23)
Philippines Government International Bond	UBS	2.260%	06/20/2013	3.600%		3,800	(187)	0	(187)
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	7.920%		3,900	(487)	0	(487)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%		1,400	(228)	0	(228)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%		3,000	(475)	0	(475)
Russia Government International Bond	GSC	3.000%	09/04/2013	5.093%		810	(61)	0	(61)
Russia Government International Bond	GSC	2.950%	09/05/2013	5.093%		350	(27)	0	(27)
Russia Government International Bond	GSC	2.750%	09/17/2013	5.087%		200	(17)	0	(17)
Russia Government International Bond	JPM	3.150%	08/19/2013	5.101%		200	(14)	0	(14)
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%		4,500	(469)	0	(469)
SLM Corp.	BOA	0.820%	06/20/2012	29.302%		4,500	(1,897)	0	(1,897)
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	3.618%	EUR	3,900	(364)	0	(364)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	3.618%		3,900	(364)	0	(364)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	51.722%		$1,500	(927)	0	(927)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%		3,000	(164)	0	(164)
Wells Fargo & Co.	UBS	0.800%	09/20/2009	4.010%		2,800	(42)	0	(42)

							$(27,670)	$(1,232)	$(26,438)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045	$9,000	$(8,275)	$(236)	$(8,039)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046	8,561	(8,230)	(583)	(7,647)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046	8,110	(7,799)	(547)	(7,252)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	8,561	(8,233)	(583)	(7,650)
CDX.EM-9 Index	DUB	2.650%	06/20/2013	29,255	(4,170)	(578)	(3,592)
CDX.EM-10 Index	DUB	3.350%	12/20/2013	150	(19)	(24)	5
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011	2,000	(712)	0	(712)

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		$8,778	$(1,083)	$0	$(1,083)
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		20,544	(5,665)	(1,361)	(4,304)
CDX.HY-10 5-Year Index	CSFB	5.000%	06/20/2013		16,320	(4,501)	(1,075)	(3,426)
CDX.HY-10 5-Year Index	JPM	5.000%	06/20/2013		6,144	(1,694)	(411)	(1,283)
CDX.HY-10 5-Year Index	RBS	5.000%	06/20/2013		16,320	(4,500)	(1,122)	(3,378)
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,640	(964)	(6)	(958)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,456	(1,169)	22	(1,191)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		968	(68)	0	(68)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	(9)	0	(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	(33)	0	(33)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	(107)	0	(107)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	(59)	0	(59)
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	(34)	0	(34)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	(49)	0	(49)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,153	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,750	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,069	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,750	1	0	1
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,612	12	0	12
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		972	1	0	1
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013		20,984	(836)	44	(880)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013		12,395	(494)	26	(520)
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013		100,500	(3,628)	(673)	(2,955)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049		11,900	(4,008)	(1,982)	(2,026)
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,600	(2,630)	(39)	(2,591)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,500	(167)	14	(181)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,900	(1,164)	91	(1,255)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,975	(1,658)	135	(1,793)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		3,000	(1,024)	54	(1,078)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		26,000	(5,902)	276	(6,178)

						$(78,868)	$(8,558)	$(70,310)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$597	$0	$597
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		56,400	1,517	0	1,517
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		8,000	186	3	183
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	22	0	22
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		2,500	51	0	51
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		2,500	49	0	49
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		3,200	67	0	67
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		1,600	28	1	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	471	187	284
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		7,100	354	260	94
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	484	354	130
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		47,200	2,353	1,787	566
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		126,500	6,307	4,009	2,298
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		38,700	1,929	898	1,031
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		220,400	10,990	5,043	5,947
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		110,000	8,844	8,333	511

48	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		$12,000	$2,320	$1,219	$1,101
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	406	48	358
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(11,791)	323	(12,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		26,900	(7,333)	(515)	(6,818)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,100	41	(94)	135
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	938	(97)	1,035
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	156	(4)	160
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	29,000	3,330	(544)	3,874
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	304	(309)	613
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	65	14	51
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	992	(166)	1,158
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	2,394	(453)	2,847
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,426	338	1,088

							$27,497	$20,635	$6,862

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$238
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	1,036
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	3,766
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	7,196

					$10,168	$12,236

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	210	$158	$144
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	210	325	45
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	485	171	49

				$654	$238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	7,900	$86	$130
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		7,900	83	1
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		4,500	49	74
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		4,500	48	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		$7,000	29	19
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		11,200	103	18
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,700	16	3
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		300	1	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		300	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		38,800	231	43
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,100	20	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	6	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	47	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		7,200	8	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		7,200	57	0

								$786	$292

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$29,500	$ 180	$1

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  Diversified Income Fund  (Cont.)

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	1,708	$0	EUR	0	$1,624
Sales	5,937	268,400		24,800	6,764
Closing Buys	(44)	(68,400)		0	(870)
Expirations	(6,696)	(82,700)		0	(5,898)
Exercised	0	0		0	0

Balance at 03/31/2009	905	$117,300	EUR	24,800	$1,620

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$15,600	$15,911	$16,153
Fannie Mae	6.000%	04/01/2039	3,000	3,094	3,134
Fannie Mae	6.500%	04/01/2039	1,000	1,041	1,053

				$20,046	$20,340

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	1,598	04/2009	$95	$0	$95
Sell		UBS	1,589	04/2009	0	(103)	(103)
Sell	BRL	HSBC	50,953	06/2009	0	(791)	(791)
Buy		UBS	6,436	06/2009	0	(57)	(57)
Sell	CAD	JPM	408	04/2009	4	0	4
Buy		RBS	3,222	04/2009	0	(43)	(43)
Buy	CLP	CITI	1,249,810	05/2009	154	0	154
Sell		CITI	2,512,709	05/2009	0	(309)	(309)
Sell		DUB	1,249,810	05/2009	0	(219)	(219)
Buy		JPM	2,512,709	05/2009	0	(956)	(956)
Buy	CNY	BCLY	35,054	09/2009	73	0	73
Buy		CITI	22,628	09/2009	58	0	58
Buy		DUB	102,761	09/2009	237	0	237
Buy		HSBC	45,763	09/2009	110	0	110
Buy		JPM	18,707	09/2009	33	0	33
Buy	COP	CITI	9,328,431	05/2009	0	(112)	(112)
Sell		CITI	9,328,431	05/2009	187	0	187
Buy	EUR	BCLY	1,561	04/2009	19	0	19
Sell		HSBC	118,413	04/2009	0	(7,784)	(7,784)
Buy		RBS	101	04/2009	0	0	0
Sell	GBP	DUB	7,129	04/2009	106	0	106
Buy		MSC	2,414	04/2009	3	0	3
Sell		MSC	11,931	04/2009	140	0	140
Buy		UBS	2,520	04/2009	0	(102)	(102)
Sell	HUF	BCLY	3,994,363	05/2009	944	0	944
Buy		DUB	477	05/2009	0	0	0
Buy		HSBC	1,739,192	05/2009	64	0	64
Buy		RBS	2,254,694	05/2009	67	0	67
Buy		BCLY	477	10/2009	0	0	0
Buy	ILS	HSBC	890	06/2009	0	(32)	(32)
Sell	JPY	BNP	3,085,044	05/2009	535	0	535
Sell		MSC	3,085,044	06/2009	493	0	493
Buy	MXN	BCLY	669	05/2009	0	0	0
Sell		BCLY	240,992	05/2009	295	0	295
Buy		HSBC	5,262	05/2009	0	(2)	(2)
Buy		JPM	530	05/2009	1	0	1
Buy		MLP	470	05/2009	0	(2)	(2)
Buy		JPM	2,317	11/2009	0	(1)	(1)
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Buy		BOA	385	04/2009	0	(4)	(4)
Buy		CITI	738	04/2009	0	(8)	(8)
Sell		CITI	2,399	04/2009	22	0	22
Buy		HSBC	855	04/2009	0	(5)	(5)
Buy		BCLY	1,840	08/2009	0	(16)	(16)
Sell		CITI	1,840	08/2009	16	0	16
Buy	PHP	BCLY	3,775	05/2009	1	0	1
Buy		CITI	92,842	05/2009	5	(10)	(5)
Sell		CITI	124,261	05/2009	15	0	15
Buy		JPM	27,645	05/2009	0	0	0

50	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	CITI	664,846	08/2009	$0	$(195)	$(195)
Sell		CITI	664,846	08/2009	7	0	7
Sell	PLN	BCLY	2,279	05/2009	93	0	93
Sell		DUB	3,570	05/2009	236	0	236
Buy		HSBC	6,943	05/2009	0	(995)	(995)
Sell		HSBC	586	05/2009	19	(1)	18
Buy		JPM	107	05/2009	0	(1)	(1)
Sell		JPM	615	05/2009	21	0	21
Sell		CITI	135	11/2009	1	0	1
Buy		DUB	56	11/2009	0	0	0
Buy		JPM	135	11/2009	0	(1)	(1)
Buy	RUB	BCLY	47,084	05/2009	0	(373)	(373)
Sell		BCLY	803,683	05/2009	602	0	602
Buy		JPM	404,408	05/2009	0	(3,167)	(3,167)
Sell		JPM	143,087	05/2009	362	0	362
Buy		UBS	495,277	05/2009	0	(5,957)	(5,957)
Buy	SGD	BCLY	12,468	04/2009	0	(113)	(113)
Sell		JPM	12,468	04/2009	229	0	229
Sell		BCLY	22,578	07/2009	231	0	231
Buy		CITI	12,051	07/2009	0	(294)	(294)
Buy		JPM	10,527	07/2009	0	(74)	(74)
Sell	TRY	HSBC	824	07/2009	0	(17)	(17)
Buy		JPM	824	07/2009	3	0	3
Buy	ZAR	BCLY	5,631	05/2009	78	0	78
Sell		BCLY	12,615	05/2009	2	(59)	(57)
Buy		CITI	1,484	05/2009	10	0	10
Buy		DUB	3,478	05/2009	18	0	18
Buy		JPM	2,022	05/2009	14	0	14
Buy		DUB	1,269	11/2009	0	0	0

					$5,603	$(21,808)	$(16,205)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$21,718	$2,234,530	$9,277	$2,265,525
Short Sales, at value	0	(20,340)	0	(20,340)
Other Financial Instruments ++	15,782	(93,142)	2,391	(74,969)

Total	$37,500	$2,121,048	$11,668	$2,170,216

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$14,390	$7,326	$(32)	$(94)	$(4,643)	$(7,670)	$9,277
Other Financial Instruments ++	(2,940)	0	0	0	3,196	2,135	2,391

Total	$11,450	$7,326	$(32)	$(94)	$(1,447)	$(5,535)	$11,668

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 16.0%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	2,400	$1,774

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		352,399	149,122
10.000% due 01/01/2017		244,290	94,436

Total Brazil (Cost $287,109)			245,332

CHILE 0.5%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,467,184	2,997

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		1,173,747	2,093
3.000% due 07/01/2018		1,173,747	2,105
3.000% due 10/01/2018		31,440	56

Total Chile (Cost $6,399)			7,251

COLOMBIA 3.5%

Colombia Government International Bond
9.850% due 06/28/2027	COP	30,370,000	11,860
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	31,021

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	10,414

Total Colombia (Cost $67,879)			53,296

EGYPT 0.8%

Egypt Government Bond
8.750% due 07/18/2012	EGP	10,800	1,683

Petroleum Export Ltd.
4.623% due 06/15/2010		$1,584	1,435
4.633% due 06/15/2010		250	226
5.265% due 06/15/2011		3,970	3,395

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,651	6,257

Total Egypt (Cost $15,151)			12,996

FRANCE 0.0%

Credit Agricole S.A.
1.306% due 05/28/2010		$400	391

Total France (Cost $397)			391

HUNGARY 6.9%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	34,424
5.500% due 02/12/2016		7,000,600	20,617
6.500% due 06/24/2019		4,058,300	11,726
6.750% due 04/22/2011		4,595,000	17,819
6.750% due 02/12/2013		4,044,000	14,336
6.750% due 02/24/2017		1,183,000	3,716
6.750% due 11/24/2017		1,290,000	3,900

Total Hungary (Cost $185,653)			106,538

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 4.5%

Indonesia Government International Bond
9.500% due 06/15/2015	IDR	30,240,000	$2,342
9.500% due 07/15/2023		159,229,000	10,833
10.000% due 09/15/2024		20,000,000	1,400
10.000% due 02/15/2028		166,479,000	11,345
10.250% due 07/15/2022		31,708,000	2,316
10.500% due 07/15/2038		22,000,000	1,527
11.500% due 09/15/2019		89,602,000	7,308
12.800% due 06/15/2021		3,173,240	27,750
12.900% due 06/15/2022		52,550,000	4,604

Total Indonesia (Cost $67,940)			69,425

MALAYSIA 0.2%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,529

Total Malaysia (Cost $2,942)			2,529

MEXICO 1.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	4,471
9.000% due 01/15/2016		35,000	2,357

Mexican Bonos
7.500% due 06/03/2027		29,000	1,921
7.750% due 12/14/2017		11,055	779

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,800	2,871

Pemex Project Funding Master Trust
2.894% due 10/15/2009		2,000	1,982

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,013
8.750% due 01/31/2016	MXN	35,000	2,253

Total Mexico (Cost $24,145)			17,647

NETHERLANDS 1.1%

Rabobank Nederland NV
0.556% due 02/01/2010		$10,000	9,961
1.646% due 05/19/2010		6,700	6,621

Total Netherlands (Cost $16,629)			16,582

NEW ZEALAND 0.2%

ANZ National International Ltd.
1.270% due 04/14/2010		$2,660	2,648

Total New Zealand (Cost $2,650)			2,648

PERU 2.3%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,839
7.840% due 08/12/2020		4,750	1,660
9.910% due 05/05/2015		70,634	26,931

Total Peru (Cost $36,805)			35,430

POLAND 6.6%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	89
4.750% due 04/25/2012		169,090	47,013
5.250% due 10/25/2017		17,300	4,670

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 09/23/2022	PLN	105,635	$28,766
6.250% due 10/24/2015		72,220	21,031

Total Poland (Cost $149,375)			101,569

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$5,389	5,369

Total Qatar (Cost $5,419)			5,369

RUSSIA 3.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$41,515	42,657

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		642	591

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	981

VTB Capital S.A.
2.870% due 11/02/2009		8,600	8,302

Total Russia (Cost $52,946)			52,531

SOUTH AFRICA 2.4%

South Africa Government International Bond
8.000% due 12/21/2018	ZAR	25,000	2,538
8.250% due 09/15/2017		334,100	34,753

Total South Africa (Cost $37,908)			37,291

SOUTH KOREA 1.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$22,000	21,968

Korea Development Bank
1.542% due 10/20/2009		1,000	986

Total South Korea (Cost $22,967)			22,954

SWITZERLAND 0.4%

UBS AG
1.115% due 07/23/2009		$5,700	5,670

Total Switzerland (Cost $5,696)			5,670

THAILAND 5.1%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	869

Thailand Government Bond
5.125% due 03/13/2018		1,642,830	52,657
5.400% due 07/27/2016		407,000	13,307
5.500% due 08/13/2019		86,600	2,805
5.625% due 01/12/2019		76,200	2,515
6.150% due 07/07/2026		176,000	5,935

Total Thailand (Cost $76,532)			78,088

TURKEY 7.0%

Turkey Government International Bond
14.000% due 01/19/2011	TRY	108,713	64,956
14.000% due 09/26/2012		45,900	26,597
15.000% due 02/10/2010		1,055	645

52	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
16.000% due 03/07/2012	TRY	20,100	$12,348

Turkey Government International Bond TUCPI Linked Bond
10.000% due 02/15/2012		802	450
12.000% due 08/14/2013		4,742	2,786

Total Turkey (Cost $128,738)			107,782

UNITED KINGDOM 0.6%

AstraZeneca PLC
1.612% due 09/11/2009		$4,400	4,400

Bank of Scotland PLC
1.182% due 07/17/2009		600	597
1.344% due 12/08/2010		1,100	1,015
1.360% due 09/14/2009		400	393

Barclays Bank PLC
7.700% due 04/29/2049		5,850	2,574

Vodafone Group PLC
1.536% due 02/27/2012		200	184

Total United Kingdom (Cost $12,518)			9,163

UNITED STATES 30.2%

ASSET-BACKED SECURITIES 0.8%

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012		$1,100	1,010

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036		1,071	929
1.422% due 07/25/2037		1,898	1,549

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		95	87
0.622% due 05/25/2047		448	388
0.622% due 09/25/2047		2,039	1,741

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037		119	92

First Franklin Mortgage Loan Asset- Backed Certificates
0.572% due 11/25/2036		168	150

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037		954	818

JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037		1,076	890

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		53	43

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037		1,341	1,165

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		55	52

Morgan Stanley ABS Capital I
0.582% due 05/25/2037		3,261	2,622

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		433	183

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		94	85

			11,804

CORPORATE BONDS & NOTES 18.3%

Allied Waste North America, Inc.
6.500% due 11/15/2010		100	100

Allstate Life Global Funding II
1.901% due 05/21/2010		5,000	4,766

American Express Bank FSB
3.150% due 12/09/2011		1,150	1,189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Credit Corp.
1.920% due 05/27/2010	$12,100	$11,426

American Honda Finance Corp.
1.291% due 02/09/2010	1,500	1,491

American International Group, Inc.
1.224% due 01/29/2010	5,045	3,185
5.375% due 10/18/2011	4,525	2,355
8.175% due 05/15/2058	700	60

Anadarko Petroleum Corp.
1.720% due 09/15/2009	4,000	3,986

Bank of America Corp.
2.100% due 04/30/2012	800	802
5.650% due 05/01/2018	6,700	5,603
8.000% due 12/29/2049	10,000	4,010
8.125% due 12/29/2049	6,900	2,838

Bank of America N.A.
1.600% due 06/15/2016	12,000	7,623

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.366% due 05/18/2010	1,900	1,872
1.404% due 01/31/2011	200	190
1.554% due 09/09/2009	200	199
5.300% due 10/30/2015	300	279
6.400% due 10/02/2017	4,000	3,902
6.950% due 08/10/2012	1,000	1,019
7.250% due 02/01/2018	400	414

Caterpillar Financial Services Corp.
1.306% due 05/18/2009	1,100	1,096
1.341% due 08/20/2010	600	576
1.691% due 02/08/2010	300	294

CIT Group, Inc.
1.394% due 06/08/2009	2,000	1,935

Citigroup Funding, Inc.
2.291% due 05/07/2010	12,300	11,044

Citigroup, Inc.
2.125% due 04/30/2012	800	803
5.500% due 04/11/2013	5,800	5,102
8.400% due 04/29/2049	7,350	4,163

Comcast Corp.
1.460% due 07/14/2009	3,500	3,482

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	4,000	4,000

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	700	692
5.625% due 07/15/2009	300	298
6.250% due 04/15/2009	2,100	2,100

Credit Suisse USA, Inc.
1.331% due 11/20/2009	800	790
1.364% due 06/05/2009	600	598
1.438% due 08/15/2010	200	192

Dominion Resources, Inc.
2.366% due 06/17/2010	900	875

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	10,550	9,038
7.375% due 10/28/2009	1,500	1,345

General Electric Capital Corp.
1.274% due 04/28/2011	6,500	5,707
3.000% due 12/09/2011	1,500	1,546

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	9,600	9,622

GMAC LLC
5.625% due 05/15/2009	3,650	3,455

Hewlett-Packard Co.
1.380% due 06/15/2010	1,300	1,294
1.664% due 09/03/2009	3,295	3,295

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Finance Corp.
1.411% due 03/12/2010		$1,000	$886
1.491% due 05/10/2010		1,500	1,276
1.518% due 11/16/2009		900	863

John Deere Capital Corp.
1.162% due 07/16/2010		2,600	2,551
1.372% due 10/16/2009		1,800	1,793
1.842% due 01/18/2011		4,000	3,834
2.042% due 06/10/2011		5,100	4,848

JPMorgan Chase & Co.
1.256% due 01/17/2011		8,000	7,628
1.625% due 10/02/2009		1,000	996

KeyBank N.A.
3.511% due 06/02/2010		3,500	3,375

Kraft Foods, Inc.
1.728% due 08/11/2010		3,000	2,920

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,425

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		12,100	9,484

Metropolitan Life Global Funding I
1.278% due 05/17/2010		4,200	3,966

Morgan Stanley
1.184% due 01/15/2010		2,000	1,925
1.341% due 05/07/2010		6,000	5,609
1.392% due 01/18/2011		2,200	1,986
1.950% due 06/20/2012		800	800

Pemex Project Funding Master Trust
2.620% due 06/15/2010		47,119	45,285

Pricoa Global Funding I
1.219% due 07/27/2009		750	727

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	4,010

Regions Bank
3.250% due 12/09/2011		600	625

Reynolds American, Inc.
2.020% due 06/15/2011		9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011		5,590	5,583

SLM Corp.
1.299% due 07/27/2009		1,000	964
1.319% due 07/26/2010		2,300	1,633
1.389% due 10/25/2011		300	173
1.520% due 03/15/2011		250	161
1.850% due 12/15/2010	EUR	200	165
5.375% due 05/15/2014		$600	311

Sovereign Bank
2.750% due 01/17/2012		1,700	1,735

State Street Bank and Trust Co.
1.499% due 09/15/2011		17,000	17,043

SunTrust Bank
3.000% due 11/16/2011		1,400	1,442

Time Warner, Inc.
1.461% due 11/13/2009		500	491

U.S. Bancorp
1.636% due 05/06/2010		100	98

UnitedHealth Group, Inc.
1.407% due 06/21/2010		800	773

Wachovia Bank N.A.
0.340% due 08/10/2009		2,000	1,980

Wachovia Corp.
1.224% due 10/15/2011		1,000	887
1.440% due 03/15/2011		200	187

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Walt Disney Co.
1.392% due 09/10/2009	$400	$400

Wells Fargo & Co.
7.980% due 02/28/2049	2,400	1,129

		281,366

MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets
0.712% due 05/25/2046	1,195	422
0.712% due 09/25/2046	484	187
2.333% due 02/25/2047	504	153
2.553% due 11/25/2046	3,992	1,185

Banc of America Funding Corp.
5.754% due 03/20/2036	532	309

BCAP LLC Trust
0.692% due 01/25/2037	1,467	562

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	85	65
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	700	235
5.491% due 09/25/2035	97	48

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	504	261

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	125	99
5.664% due 07/25/2046	378	185

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	604	487

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	603	526

Countrywide Alternative Loan Trust
0.732% due 07/25/2046	190	68
0.852% due 11/20/2035	465	187
2.633% due 12/25/2035	634	275

Countrywide Home Loan Mortgage Pass-Through Trust
6.080% due 09/25/2047	258	132

Downey Savings & Loan Association Mortgage Loan Trust
3.853% due 07/19/2044	1,128	767

GSR Mortgage Loan Trust
5.346% due 11/25/2035	490	300

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	211	85
0.756% due 09/19/2046	295	112
1.056% due 02/19/2034	1,817	781
5.908% due 08/19/2036	217	103

Homebanc Mortgage Trust
5.797% due 04/25/2037	527	355

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	438	156

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	418	148
0.732% due 05/25/2046	138	49
0.762% due 07/25/2035	124	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	$2,402	$1,935

Luminent Mortgage Trust
0.692% due 12/25/2036	568	199
0.702% due 12/25/2036	262	84
0.722% due 10/25/2046	233	96

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	372	134
0.822% due 05/25/2047	800	84

MASTR Alternative Loans Trust
0.922% due 03/25/2036	203	77

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,832	1,612

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	486	349

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	158	116

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	378	136
5.714% due 02/25/2036	429	206

Residential Asset Securitization Trust
0.922% due 01/25/2046	490	223

Sequoia Mortgage Trust
5.546% due 01/20/2047	200	117

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	472	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2046	435	156

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,091	349
2.373% due 01/25/2047	523	163
2.393% due 04/25/2047	787	312
2.453% due 12/25/2046	489	156
3.705% due 01/25/2047	317	124
4.847% due 12/19/2039	1,709	1,502
5.307% due 01/25/2037	393	190
5.485% due 04/25/2037	270	137
5.580% due 12/25/2036	239	127
5.588% due 12/25/2036	814	407
5.653% due 05/25/2037	655	350
5.930% due 09/25/2036	391	222

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	285	106

Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	700	321
4.435% due 12/25/2034	1,126	976

		19,752

	SHARES
PIMCO FUNDS (d) 9.7%

Short-Term Floating NAV Portfolio	14,839,094	148,465

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
5.180% due 07/01/2035		$488	$504
5.500% due 05/01/2036 - 12/01/2036		673	700

			1,204

Total United States (Cost $516,999)			462,591

URUGUAY 0.2%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	113,451	3,248

Total Uruguay (Cost $5,313)			3,248

SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
1.351% due 08/10/2009		$5,030	5,019

Deutsche Bank NY
1.738% due 02/16/2010		200	198

Unicredito Italiano NY
1.156% due 05/15/2009		21,600	21,598

			26,815

REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		1,418	1,418

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,447. Repurchase proceeds are $1,418.)

U.S. TREASURY BILLS 3.2%
0.133% due 04/02/2009 - 05/14/2009 (b)(e)		49,230	49,227

Total Short-Term Instruments (Cost $77,467)			77,460

Total Investments 99.9% (Cost $1,805,577)			$1,533,781

Written Options (h) (0.0%) (Premiums $1,096)			(344)

Other Assets and Liabilities (Net) 0.1%			945

Net Assets 100.0%			$1,534,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Emerging Local Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $39,357 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

54	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Cash of $2,307 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	14	$53
90-Day Eurodollar December Futures	Long	12/2010	58	45

				$98

(g)	Swap agreements outstanding on March 31, 2009:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,626)	$(455)	$(1,171)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(2,231)	78	(2,309)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(21,010)	(2,347)	(18,663)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	(965)	152	(1,117)
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(2,176)	915	(3,091)

						$(28,008)	$(1,657)	$(26,351)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	$100	$(4)	$(1)	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	32,900	$220	$(47)	$267
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,023	(566)	2,589
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		297,300	9,917	1,876	8,041
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	1,573	0	1,573
Pay	1-Year BRL-CDI	16.500%	01/02/2012	BCLY		42,900	1,960	0	1,960
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	130,000	272	0	272
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		27,580	(25)	0	(25)
Pay	3-Month MYR-KLIBOR	2.880%	12/24/2013	BCLY		50,000	(123)	0	(123)
Pay	3-Month MYR-KLIBOR	2.880%	12/26/2013	DUB		21,000	(52)	0	(52)
Pay	3-Month MYR-KLIBOR	2.860%	01/02/2014	CITI		10,300	(30)	0	(30)
Pay	3-Month MYR-KLIBOR	2.825%	01/06/2014	DUB		130,300	(399)	0	(399)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	486	3	483
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	1,416	(221)	1,637
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	2,181	(1,942)	4,123
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	578	0	578
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM	EUR	33,949	4,249	(366)	4,615
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	(480)	(62)	(418)
Pay	6-Month THB-THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	209,880	(26)	0	(26)
Pay	6-Month THB-THBFIX Reuters	2.580%	01/27/2014	BCLY		548,760	(217)	0	(217)
Pay	6-Month THB-THBFIX Reuters	2.560%	01/30/2014	BCLY		250,440	(106)	0	(106)
Pay	6-Month THB-THBFIX Reuters	2.600%	01/30/2014	BCLY		248,670	(92)	0	(92)
Pay	6-Month THB-THBFIX Reuters	2.610%	01/30/2014	HSBC		248,490	(88)	0	(88)
Pay	6-Month THB-THBFIX Reuters	2.830%	02/03/2014	BCLY		498,240	(50)	0	(50)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(6)	0	(6)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	132	773	(641)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	6,721	0	6,721

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	245,400	$1,079	$349	$730
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	193	76	117
Pay	28-Day MXN TIIE	9.850%	06/19/2018	BCLY		45,300	450	(62)	512
Pay	28-Day MXN TIIE	9.850%	06/19/2018	CITI		158,000	1,563	723	840
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	2,568	617	1,951
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	4,145	1,296	2,849
Pay	28-Day MXN TIIE	8.050%	12/26/2018	BCLY		390,100	461	62	399
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	161	0	161
Pay	28-Day MXN TIIE	8.050%	12/26/2018	JPM		373,400	441	155	286
Pay	28-Day MXN TIIE	8.070%	12/26/2018	HSBC		65,600	84	0	84
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		155,300	651	0	651

							$42,316	$2,667	$39,649

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	363	$224	$249
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	363	671	78

				$895	$327

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$67	$12
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	100	0	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	100	1	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,200	21	4
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	7,600	8	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	7,600	60	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,800	6	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,800	38	0

							$201	$17

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,834	42,850	2,484
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 03/31/2009	726	$34,500	$1,096

(i)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(77)	$(77)
Sell		BCLY	15,134	04/2009	0	(16)	(16)
Sell	BRL	BCLY	35,140	06/2009	0	(924)	(924)
Buy		HSBC	54,981	06/2009	36	(314)	(278)
Sell		HSBC	51,627	06/2009	118	(202)	(84)
Sell		JPM	28,200	06/2009	0	(226)	(226)
Sell		MLP	195,168	06/2009	0	(1,954)	(1,954)
Buy		UBS	53,835	06/2009	858	0	858
Buy	CLP	BCLY	1,335,750	05/2009	338	0	338
Sell		BCLY	4,787,099	05/2009	27	(571)	(544)
Buy		CITI	13,558,717	05/2009	2,131	(27)	2,104
Sell		CITI	9,047,890	05/2009	184	(329)	(145)
Buy		DUB	7,306,920	05/2009	1,279	0	1,279
Sell		DUB	3,542,026	05/2009	0	(647)	(647)
Buy		JPM	5,154,572	05/2009	971	0	971
Sell		JPM	18,166,399	05/2009	258	(520)	(262)

56	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	MLP	5,565,447	05/2009	$1,062	$0	$1,062
Buy		MSC	2,622,008	05/2009	621	(65)	556
Buy		BCLY	1,591,291	11/2009	0	(36)	(36)
Buy		CITI	7,016,075	11/2009	0	(222)	(222)
Sell		CITI	1,083,957	11/2009	33	0	33
Buy		DUB	2,286,341	11/2009	0	(9)	(9)
Buy		JPM	15,000,000	11/2009	0	(336)	(336)
Buy		CITI	1,581,269	11/2010	0	(195)	(195)
Sell	CNY	BCLY	68,770	05/2009	0	(64)	(64)
Buy		CITI	59,118	05/2009	0	(248)	(248)
Sell		CITI	13,846	05/2009	0	(26)	(26)
Buy		DUB	5,026	05/2009	18	0	18
Sell		HSBC	21,894	05/2009	0	(24)	(24)
Buy		JPM	54,845	05/2009	0	(389)	(389)
Sell		JPM	41,211	05/2009	0	(31)	(31)
Buy		CITI	7,337	07/2009	7	0	7
Sell		CITI	47,190	07/2009	0	(151)	(151)
Sell		DUB	47,059	07/2009	0	(152)	(152)
Buy		JPM	45,132	07/2009	0	(390)	(390)
Buy		BCLY	107,576	09/2009	394	0	394
Buy		DUB	177,832	09/2009	338	(44)	294
Buy		JPM	35,651	09/2009	123	0	123
Buy	COP	BCLY	54,892,426	05/2009	0	(2,384)	(2,384)
Buy		CITI	49,891,312	05/2009	0	(1,098)	(1,098)
Sell		CITI	53,816,925	05/2009	1,079	0	1,079
Sell		JPM	7,836,000	05/2009	0	(61)	(61)
Buy		MLP	23,745,055	05/2009	0	(590)	(590)
Buy	CZK	CITI	19,735	05/2009	0	(263)	(263)
Sell		CITI	19,735	05/2009	57	0	57
Buy		DUB	1,239	07/2009	0	0	0
Sell		HSBC	21,914	07/2009	50	0	50
Buy		JPM	3,574	07/2009	6	0	6
Buy	EUR	HSBC	16,260	04/2009	1,069	0	1,069
Sell		HSBC	7,924	04/2009	192	0	192
Buy		JPM	2,047	04/2009	0	(51)	(51)
Sell		JPM	3,804	04/2009	96	0	96
Buy		RBS	106	04/2009	0	(3)	(3)
Buy		UBS	796	04/2009	40	0	40
Sell	GBP	DUB	310	04/2009	5	0	5
Sell		MSC	519	04/2009	6	0	6
Buy	HUF	BCLY	1,010,753	05/2009	0	(253)	(253)
Buy		DUB	2,964,175	05/2009	52	(410)	(358)
Sell		DUB	1,036,900	05/2009	1,029	0	1,029
Buy		HSBC	2,197,367	05/2009	44	(1,837)	(1,793)
Sell		HSBC	9,174,336	05/2009	3,247	(17)	3,230
Buy		JPM	5,237,954	05/2009	50	(304)	(254)
Sell		JPM	1,199,013	05/2009	260	0	260
Sell		BCLY	1,010,753	10/2009	268	0	268
Buy		HSBC	347,303	10/2009	6	0	6
Sell	IDR	BCLY	174,869,164	06/2009	0	(528)	(528)
Sell		BOA	68,525,000	06/2009	0	(790)	(790)
Sell		CITI	193,235,260	06/2009	0	(448)	(448)
Buy		JPM	265,449,040	06/2009	1,280	0	1,280
Sell		RBS	50,600,000	06/2009	0	(275)	(275)
Buy	ILS	BCLY	36,656	06/2009	0	(1,009)	(1,009)
Sell		HSBC	37,142	06/2009	1,327	0	1,327
Buy	INR	BCLY	879	04/2009	0	0	0
Sell		BOA	646	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Sell		CITI	650	04/2009	0	0	0
Sell		DUB	583	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Buy		BOA	660	07/2009	0	0	0
Buy		CITI	662	07/2009	0	0	0
Buy		DUB	583	07/2009	0	0	0
Buy	KWD	BCLY	1,186	04/2009	0	(471)	(471)
Sell		BCLY	1,186	04/2009	50	0	50
Buy	MXN	BCLY	2,287,490	05/2009	332	(6,307)	(5,975)
Sell		BCLY	862,772	05/2009	326	(344)	(18)
Sell		CITI	2,332	05/2009	0	0	0
Buy		HSBC	727,392	05/2009	171	(4,166)	(3,995)
Sell		HSBC	227,550	05/2009	0	(926)	(926)
Buy		JPM	435,543	05/2009	1	(2,254)	(2,253)

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	JPM	61,878	05/2009	$10	$(128)	$(118)
Sell		MLP	483,175	05/2009	0	(494)	(494)
Buy		JPM	3,979	11/2009	0	(1)	(1)
Buy		MLP	483,175	11/2009	513	0	513
Buy	MYR	BCLY	36,800	04/2009	0	(429)	(429)
Sell		BCLY	39,027	04/2009	0	(17)	(17)
Buy		BOA	31,461	04/2009	0	(353)	(353)
Buy		CITI	61,987	04/2009	0	(633)	(633)
Sell		CITI	29,598	04/2009	0	(116)	(116)
Buy		HSBC	71,017	04/2009	0	(447)	(447)
Sell		JPM	48,598	04/2009	41	(232)	(191)
Sell		RBS	18,655	04/2009	0	(115)	(115)
Buy		BCLY	229,191	08/2009	73	(1,480)	(1,407)
Buy	PEN	CITI	21,724	07/2009	44	0	44
Sell		CITI	66,221	07/2009	0	(713)	(713)
Sell		DUB	3,478	07/2009	0	(17)	(17)
Sell	PHP	CITI	72,450	05/2009	6	0	6
Sell		BCLY	268,596	08/2009	0	(101)	(101)
Buy		BOA	148,500	08/2009	42	0	42
Buy		CITI	77,481	08/2009	0	(23)	(23)
Sell		CITI	278,436	08/2009	0	(173)	(173)
Sell		DUB	271,890	08/2009	0	(169)	(169)
Buy	PLN	BCLY	26,189	05/2009	0	(1,393)	(1,393)
Sell		BCLY	156,027	05/2009	1,419	0	1,419
Sell		CITI	24,432	05/2009	80	(307)	(227)
Buy		DUB	166,980	05/2009	0	(9,551)	(9,551)
Sell		DUB	72,613	05/2009	261	(372)	(111)
Buy		HSBC	179,387	05/2009	2,156	(2,043)	113
Sell		HSBC	102,709	05/2009	532	(938)	(406)
Buy		JPM	17,723	05/2009	0	(197)	(197)
Sell		JPM	11,901	05/2009	2,220	0	2,220
Sell		MLP	77,073	05/2009	0	(780)	(780)
Buy		RBS	29,123	05/2009	0	(66)	(66)
Buy		UBS	26,189	05/2009	0	(4,185)	(4,185)
Buy		BCLY	156,027	11/2009	0	(1,479)	(1,479)
Buy		DUB	33	11/2009	0	0	0
Buy		HSBC	30,303	11/2009	0	(303)	(303)
Buy		JPM	15,152	11/2009	0	(151)	(151)
Buy		MLP	77,073	11/2009	776	0	776
Buy	RON	BCLY	104,723	04/2009	1,119	0	1,119
Buy		DUB	4,858	04/2009	88	0	88
Buy		JPM	23,396	04/2009	470	0	470
Sell		JPM	132,977	04/2009	149	(932)	(783)
Sell		BCLY	97,928	05/2009	0	(1,124)	(1,124)
Buy	RUB	BCLY	234,181	05/2009	0	(166)	(166)
Sell		BCLY	99,687	05/2009	385	0	385
Buy		BNP	477,073	05/2009	0	(5,690)	(5,690)
Buy		DUB	265,413	05/2009	0	(3,201)	(3,201)
Sell		DUB	550,295	05/2009	1,885	0	1,885
Sell		HSBC	98,925	05/2009	397	0	397
Buy		JPM	55,679	05/2009	0	(436)	(436)
Sell		JPM	283,439	05/2009	427	(14)	413
Sell		HSBC	250,543	07/2009	133	0	133
Buy		JPM	250,543	07/2009	890	0	890
Buy	SAR	BCLY	15,472	04/2009	0	(64)	(64)
Sell		BCLY	15,472	04/2009	0	(5)	(5)
Buy	SGD	CITI	8,845	04/2009	0	(246)	(246)
Sell		CITI	2,194	04/2009	24	0	24
Buy		DUB	13,264	04/2009	0	(462)	(462)
Sell		DUB	23,222	04/2009	501	0	501
Buy		HSBC	2,691	04/2009	0	(71)	(71)
Sell		HSBC	33,369	04/2009	313	0	313
Buy		JPM	7,376	04/2009	0	(352)	(352)
Buy		RBS	11,554	04/2009	0	(313)	(313)
Buy		UBS	12,995	04/2009	0	(595)	(595)
Buy		DUB	196	06/2009	0	(1)	(1)
Sell		DUB	1,503	07/2009	13	0	13
Buy		HSBC	3,081	07/2009	0	(106)	(106)
Buy	THB	BCLY	1,607,681	06/2009	1,050	0	1,050
Buy		CITI	72,641	06/2009	26	0	26
Sell		CITI	178,550	06/2009	4	0	4
Buy		CSFB	183,230	06/2009	133	0	133

58	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	TRY	BCLY	14,424	07/2009	$0	$(503)	$(503)
Buy		DUB	495	07/2009	4	0	4
Buy		HSBC	7,545	07/2009	92	0	92
Sell		HSBC	34,419	07/2009	0	(869)	(869)
Buy		JPM	71,638	07/2009	654	0	654
Sell		JPM	7,919	07/2009	0	(164)	(164)
Sell	TWD	CITI	596,893	05/2009	477	0	477
Buy		HSBC	102,540	05/2009	28	0	28
Buy	ZAR	BCLY	1,038,990	05/2009	9,427	(61)	9,366
Sell		BCLY	411,056	05/2009	52	(2,506)	(2,454)
Buy		DUB	16,173	05/2009	83	0	83
Buy		HSBC	227,934	05/2009	1,763	0	1,763
Sell		HSBC	1,345	05/2009	1	0	1
Buy		JPM	294,177	05/2009	3,742	0	3,742
Sell		JPM	382,467	05/2009	0	(2,607)	(2,607)
Sell		MLP	750,000	05/2009	0	(1,290)	(1,290)
Buy		UBS	688,903	05/2009	7,759	(6)	7,753
Sell		UBS	68,807	05/2009	0	(581)	(581)
Buy		BCLY	60,906	11/2009	0	(56)	(56)
Buy		DUB	5,984	11/2009	2	0	2
Buy		HSBC	1,345	11/2009	0	(1)	(1)
Buy		JPM	92,266	11/2009	100	0	100
Sell		JPM	6	11/2009	0	0	0
Buy		MLP	750,000	11/2009	1,204	0	1,204

					$61,407	$(82,806)	$(21,399)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$148,465	$1,382,068	$3,248	$1,533,781
Other Financial Instruments ++	98	17,903	(26,351)	(8,350)

Total	$148,563	$1,399,971	$(23,103)	$1,525,431

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$6,013	$(48)	$0	$(2,717)	$0	$3,248
Other Financial Instruments ++	(6,538)	0	0	0	(25,512)	5,699	(26,351)

Total	$(6,538)	$6,013	$(48)	$0	$(28,229)	$5,699	$(23,103)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BERMUDA 0.0%

BW Group Ltd.
6.625% due 06/28/2017		$1,230	$672

Total Bermuda (Cost $1,224)			672

BRAZIL 9.5%

Brazil Government International Bond
5.875% due 01/15/2019		$4,000	3,910
7.125% due 01/20/2037		3,260	3,284
8.000% due 01/15/2018		2,587	2,835
8.250% due 01/20/2034		36,780	41,010
8.750% due 02/04/2025		17,175	19,665
8.875% due 10/14/2019		11,076	13,070
8.875% due 04/15/2024		19,685	22,764
10.125% due 05/15/2027		39,100	50,244
10.250% due 01/10/2028	BRL	8,400	3,331
10.500% due 07/14/2014		$874	1,081
12.500% due 01/05/2016	BRL	2,000	910
12.750% due 01/15/2020		$3,750	5,475

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,974	17,002

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,010

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	12,254

Vale Overseas Ltd.
6.250% due 01/11/2016		2,300	2,335
6.875% due 11/21/2036		14,540	12,647
8.250% due 01/17/2034		750	747

Total Brazil (Cost $199,613)			214,574

CHILE 1.7%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,030

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,819

CODELCO, Inc.
5.625% due 09/21/2035		7,900	6,900
6.150% due 10/24/2036		8,200	7,772
7.500% due 01/15/2019		10,700	12,186

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,354

Enersis S.A.
7.375% due 01/15/2014		1,098	1,143
7.400% due 12/01/2016		1,250	1,299

Total Chile (Cost $39,034)			39,503

COLOMBIA 4.7%

Colombia Government International Bond
7.375% due 01/27/2017		$36,475	37,095
7.375% due 09/18/2037		18,140	16,281
8.250% due 12/22/2014		24,165	26,944
9.850% due 06/28/2027	COP	600,000	234
10.375% due 01/28/2033		$1,850	2,192
10.750% due 01/15/2013		7,535	8,944
11.750% due 02/25/2020		3,047	3,815
12.000% due 10/22/2015	COP	25,375,000	11,233

Total Colombia (Cost $114,324)			106,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT 0.6%

Petroleum Export Ltd.
4.623% due 06/15/2010	$861	$780
5.265% due 06/15/2011	4,940	4,209

Petroleum Export Ltd. II
6.340% due 06/20/2011	9,448	7,726

Total Egypt (Cost $14,997)		12,715

EL SALVADOR 0.2%

AES El Salvador Trust
6.750% due 02/01/2016	$10,260	5,459

Total El Salvador (Cost $10,144)		5,459

GUATEMALA 0.1%

Guatemala Government Bond
9.250% due 08/01/2013	$2,030	2,187
10.250% due 11/08/2011	771	835

Total Guatemala (Cost $3,106)		3,022

INDIA 0.3%

ICICI Bank Ltd.
5.750% due 01/12/2012	$7,000	6,114

NTPC Ltd.
5.875% due 03/02/2016	1,900	1,626

Total India (Cost $8,843)		7,740

INDONESIA 2.4%

Indonesia Government International Bond
6.875% due 03/09/2017	$27,100	22,767
6.875% due 01/17/2018	3,100	2,488
7.750% due 01/17/2038	175	135

Majapahit Holding BV
7.250% due 10/17/2011	7,405	6,813
7.250% due 06/28/2017	10,600	7,409
7.750% due 10/17/2016	1,050	777
7.875% due 06/29/2037	23,600	13,524

Total Indonesia (Cost $72,528)		53,913

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017	$9,325	5,455
6.875% due 11/04/2011	625	441

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	17,827	13,872

Total Kazakhstan (Cost $27,461)		19,768

MALAYSIA 1.0%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$16,850	16,996
7.750% due 08/15/2015	1,690	1,899

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	3,281

Total Malaysia (Cost $25,514)		22,176

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 8.6%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	$13,962
5.625% due 11/15/2017		8,400	7,661
5.750% due 01/15/2015		12,700	12,253
8.460% due 12/18/2036	MXN	10,900	555

C5 Capital SPV Ltd.
6.196% due 12/31/2049		$4,835	1,246

C8 Capital SPV Ltd.
6.640% due 12/29/2049		15,200	4,636

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	981

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	795

Mexico Government International Bond
5.950% due 03/19/2019		6,400	6,272
6.750% due 09/27/2034		26,638	25,221
7.500% due 04/08/2033		24,715	25,827
8.000% due 09/24/2022		16,880	18,737
8.300% due 08/15/2031		1,920	2,138

Pemex Finance Ltd.
9.030% due 02/15/2011		14,464	14,828
9.690% due 08/15/2009		463	466

Pemex Project Funding Master Trust
6.625% due 06/15/2035		22,600	16,294
6.625% due 06/15/2038		2,200	1,551
9.125% due 10/13/2010		110	118

Petroleos Mexicanos
8.000% due 05/03/2019		39,500	38,710

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	932
8.750% due 01/31/2016	MXN	10,000	644

Total Mexico (Cost $215,249)			193,827

NETHERLANDS 0.1%

Rabobank Nederland NV
1.646% due 05/19/2010		$100	99

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		1,000	1,015

Total Netherlands (Cost $1,101)			1,114

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	8,883

Total New Zealand (Cost $9,192)			8,883

PANAMA 4.0%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,116

Panama Government International Bond
6.700% due 01/26/2036		11,713	10,337
7.125% due 01/29/2026		22,425	21,304
7.250% due 03/15/2015		120	123
9.375% due 04/01/2029		45,094	49,716

Total Panama (Cost $97,783)			89,596

60	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 0.4%

Peru Government International Bond
6.550% due 03/14/2037		$2,147	$1,932
7.350% due 07/21/2025		1,000	1,010
8.750% due 11/21/2033		4,795	5,395

Total Peru (Cost $8,117)			8,337

PHILIPPINES 2.5%

Philippines Government International Bond
6.375% due 01/15/2032		$3,030	2,727
7.750% due 01/14/2031		10,000	10,262
8.250% due 01/15/2014		600	680
8.375% due 02/15/2011		3,800	4,152
8.375% due 06/17/2019		22,230	24,342
8.875% due 03/17/2015		6,000	6,930
9.875% due 01/15/2019		3,120	3,728
10.625% due 03/16/2025		2,400	3,066

Total Philippines (Cost $54,373)			55,887

QATAR 0.5%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$670	659

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	7,309

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	945
5.838% due 09/30/2027		895	681
6.332% due 09/30/2027		3,250	2,546

Total Qatar (Cost $13,764)			12,140

RUSSIA 18.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$98,910	95,329

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		18,600	19,111

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,650	7,775
6.212% due 11/22/2016		$27,200	20,066
6.510% due 03/07/2022		36,300	23,950
7.288% due 08/16/2037		25,575	16,624
8.625% due 04/28/2034		34,330	31,069

Gazprom International S.A.
7.201% due 02/01/2020		22,644	20,154

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		17,335	15,956

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,265
7.175% due 05/16/2013		6,500	5,350

Russia Government International Bond
7.500% due 03/31/2030		22,031	20,962
12.750% due 06/24/2028		13,275	17,927

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,256
6.625% due 03/20/2017		31,250	20,776
6.875% due 07/18/2011		4,000	3,620
7.500% due 07/18/2016		12,050	8,622

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		250	204
6.103% due 06/27/2012		8,700	7,661
8.700% due 08/07/2018		27,400	23,874

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		$1,000	$728

VTB Capital S.A.
2.870% due 11/02/2009		23,500	22,438
6.609% due 10/31/2012		11,400	9,177
6.875% due 05/29/2018		100	76
7.500% due 10/12/2011		3,000	2,775

VTB Europe Finance BV
2.212% due 10/06/2009		5,000	4,975

Total Russia (Cost $500,561)			413,720

SOUTH AFRICA 1.8%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,550
5.875% due 05/30/2022		$5,690	5,093
6.500% due 06/02/2014		14,580	14,653
7.375% due 04/25/2012		5,580	5,775

Total South Africa (Cost $40,757)			41,071

SOUTH KOREA 0.5%

Export-Import Bank of Korea
1.351% due 06/01/2009		$3,300	3,295
4.500% due 08/12/2009		1,300	1,296

Korea Development Bank
1.542% due 10/20/2009		4,192	4,134
5.300% due 01/17/2013		2,800	2,603

Total South Korea (Cost $11,514)			11,328

SWITZERLAND 0.3%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	2,032

UBS AG
5.750% due 04/25/2018		5,400	4,527

Total Switzerland (Cost $7,447)			6,559

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,200	7,313

Total Trinidad And Tobago (Cost $10,149)			7,313

TUNISIA 1.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	6,650
4.750% due 04/07/2011		450	589
7.375% due 04/25/2012		$16,022	16,262
8.250% due 09/19/2027		1,680	1,563

Total Tunisia (Cost $27,324)			25,064

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,279
9.000% due 06/30/2011		1,600	1,724

Total Turkey (Cost $3,015)			3,003

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UKRAINE 0.1%

Ukraine Government International Bond
6.875% due 03/04/2011		$250	$138
7.650% due 06/11/2013		3,520	1,619

Total Ukraine (Cost $3,773)			1,757

UNITED KINGDOM 1.8%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	416
7.700% due 04/29/2049		11,300	4,972

C5 Capital SPV Ltd.
6.196% due 12/01/2049		2,100	736

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	1,999

GTL Trade Finance, Inc.
7.250% due 10/20/2017		31,310	26,926

HBOS PLC
6.750% due 05/21/2018		7,500	5,796

Total United Kingdom (Cost $57,438)			40,845

UNITED STATES 38.4%

ASSET-BACKED SECURITIES 0.1%

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		$800	305
5.726% due 10/25/2036		500	351
6.000% due 07/25/2047		455	296

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		275	181

			1,133

CORPORATE BONDS & NOTES 9.7%

American International Group, Inc.
1.252% due 10/18/2011		10,000	5,237
4.950% due 03/20/2012		500	245
5.000% due 06/26/2017	EUR	700	293
5.750% due 03/15/2067	GBP	1,300	158
8.175% due 05/15/2058		$15,400	1,313
8.250% due 08/15/2018		1,700	729
8.625% due 05/22/2038	GBP	200	28

Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,261
8.000% due 12/29/2049		27,400	10,987
8.125% due 12/29/2049		13,700	5,635

Bank of America N.A.
1.600% due 06/15/2016		500	318

Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	619
5.700% due 11/15/2014		155	148

Citigroup Capital XXI
8.300% due 12/21/2057		13,660	6,592

Citigroup, Inc.
5.500% due 04/11/2013		11,900	10,468
6.125% due 11/21/2017		13,000	11,296
8.400% due 04/29/2049		16,550	9,374

General Electric Capital Corp.
5.875% due 01/14/2038		21,300	15,275
6.875% due 01/10/2039		10,800	8,842

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		500	341
5.950% due 01/18/2018		8,000	7,279
6.150% due 04/01/2018		4,350	3,983
6.750% due 10/01/2037		21,325	14,472

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
2.042% due 06/10/2011	$9,700	$9,221

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	600	562

Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	200	214

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	23,850	18,694

Morgan Stanley
1.392% due 01/18/2011	5,000	4,515
5.950% due 12/28/2017	26,300	23,946
6.000% due 04/28/2015	19,100	18,072

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	100	98

Pemex Project Funding Master Trust
1.864% due 12/03/2012	1,200	1,017
2.620% due 06/15/2010	2,300	2,208

SLM Corp.
5.375% due 05/15/2014	900	467

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,000	4,815

Wachovia Bank N.A.
2.138% due 05/14/2010	12,130	11,725

Wachovia Corp.
5.500% due 05/01/2013	4,400	4,062
5.750% due 02/01/2018	1,000	888

Wells Fargo Bank N.A.
4.750% due 02/09/2015	500	428

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	2,050

		219,875

MORTGAGE-BACKED SECURITIES 2.8%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	730	459

American Home Mortgage Assets
0.712% due 05/25/2046	1,769	625
0.712% due 09/25/2046	589	228
2.333% due 02/25/2047	854	259
2.553% due 11/25/2046	1,068	317

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	1,442
5.658% due 06/10/2049	3,900	2,657
5.745% due 02/10/2051	4,500	3,211

Banc of America Funding Corp.
5.357% due 11/20/2035	642	388
5.888% due 04/25/2037	700	437

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	114	88
5.735% due 02/25/2036	435	227

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	806	417

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,500	1,036

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,234	1,630
4.699% due 03/25/2034	181	143
5.664% due 07/25/2046	556	272

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	2,669

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	1,375	526
0.692% due 01/25/2037	600	214
0.702% due 05/25/2047	4,075	1,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.725% due 02/20/2047	$1,421	$505
0.732% due 07/25/2046	265	95
0.740% due 12/20/2046	2,179	707
0.772% due 09/25/2046	700	63
0.852% due 11/20/2035	704	284
1.032% due 11/20/2035	500	63
2.633% due 12/25/2035	921	399
2.633% due 02/25/2036	855	347
5.750% due 03/25/2037	500	225
6.250% due 11/25/2036	568	322

Countrywide Home Loan Mortgage Pass- Through Trust
0.752% due 05/25/2035	304	131
0.872% due 02/25/2036	499	90
5.390% due 02/25/2047	490	208
5.543% due 04/20/2036	468	277
5.594% due 03/25/2037	476	205
6.080% due 09/25/2047	341	174

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	262

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	1,377	1,069

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	253
6.172% due 06/25/2036	800	424

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	823	734
0.602% due 02/25/2037	949	865
0.602% due 03/25/2037	844	808
5.000% due 10/25/2018	518	500
5.500% due 12/25/2035	700	225
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	500	154
5.886% due 10/25/2036	500	170
6.300% due 07/25/2036	700	369

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	334	133
0.756% due 09/19/2046	422	160
0.796% due 03/19/2036	6,781	2,481
5.908% due 08/19/2036	299	141

Homebanc Mortgage Trust
5.871% due 04/25/2037	600	260

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	979	669

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	619	221

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	600	295

Indymac Index Mortgage Loan Trust
0.722% due 06/25/2047	600	213
0.732% due 05/25/2046	200	71
0.762% due 07/25/2035	175	72
0.822% due 06/25/2037	468	152
5.446% due 10/25/2035	537	300
5.885% due 06/25/2036	600	227

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	1,942
5.429% due 12/12/2043	2,060	1,394
5.747% due 02/12/2049	2,100	1,491
5.794% due 02/12/2051	3,600	2,392

JPMorgan Mortgage Trust
4.869% due 04/25/2035	522	405
5.373% due 08/25/2035	600	330
5.399% due 11/25/2035	776	590

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	2,750

Luminent Mortgage Trust
0.692% due 12/25/2036	940	330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.702% due 12/25/2036	$455	$147
0.722% due 10/25/2046	337	139

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	529	191

MASTR Alternative Loans Trust
0.922% due 03/25/2036	304	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	4,459	2,474

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	636	456

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	3,356

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	229	167

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	276

Residential Accredit Loans, Inc.
0.772% due 08/25/2037	521	187
0.792% due 05/25/2046	1,000	121
0.822% due 08/25/2035	411	179
0.922% due 10/25/2045	435	176

Residential Asset Securitization Trust
0.922% due 01/25/2046	701	319

Sequoia Mortgage Trust
5.546% due 01/20/2047	281	164

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	533
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	600	262
6.000% due 10/25/2037	498	228

Structured Asset Mortgage Investments, Inc.
0.742% due 05/25/2036	3,820	1,346
0.742% due 05/25/2046	587	211

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	1,754	1,573
5.970% due 09/25/2036	600	274

WaMu Mortgage Pass-Through Certificates
2.333% due 03/25/2047	1,646	526
2.373% due 01/25/2047	902	280
2.393% due 04/25/2047	1,163	461
2.453% due 12/25/2046	693	221
3.705% due 01/25/2047	320	125
3.742% due 03/25/2034	549	393
5.307% due 01/25/2037	585	283
5.485% due 04/25/2037	406	206
5.580% due 12/25/2036	379	201
5.588% due 12/25/2036	1,157	579
5.653% due 05/25/2037	905	484
5.930% due 09/25/2036	608	345

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	392	146

		63,170

	SHARES
PIMCO FUNDS (c) 5.1%

Short-Term Floating NAV Portfolio	11,527,679	115,334

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 20.7%

Fannie Mae
5.500% due 03/01/2036 - 09/01/2038	$121,264	126,004

62	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2037 - 11/01/2038 (e)		$148,003	$153,788
6.000% due 08/01/2037 - 12/01/2038		25,121	26,271
6.000% due 09/01/2037 - 01/01/2038 (f)		80,425	84,106
6.000% due 10/01/2038 (e)		72,061	75,360

Freddie Mac
5.500% due 07/01/2038 - 08/01/2038 (f)		2,709	2,814

			468,343

Total United States (Cost $976,219)			867,855

URUGUAY 1.0%

Uruguay Government International Bond
5.000% due 09/14/2018 (b)	UYU	85,559	2,450
7.625% due 03/21/2036		$200	161
8.000% due 11/18/2022		16,498	14,960
9.250% due 05/17/2017		5,000	5,325

Total Uruguay (Cost $27,187)			22,896

VENEZUELA 2.8%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$23,660	9,937
5.375% due 04/12/2027		12,100	4,265

Venezuela Government International Bond
2.122% due 04/20/2011		26,640	19,361
6.000% due 12/09/2020		15,190	6,638
7.650% due 04/21/2025		5,140	2,326
9.375% due 01/13/2034		8,130	4,207
10.750% due 09/19/2013		21,600	15,714

	SHARES	VALUE (000S)

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	3,500	$105

Total Venezuela (Cost $103,253)		62,553

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,245

Total Vietnam (Cost $4,289)		3,245

SHORT-TERM INSTRUMENTS 7.0%

REPURCHASE AGREEMENTS 1.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$4,777	4,777
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $4,873. Repurchase proceeds are $4,777.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	20,000	20,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $20,360. Repurchase proceeds are $20,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.190% due 04/01/2009	$10,700	$10,700
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $10,961. Repurchase proceeds are $10,700.)

		35,477

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)	11,945	11,943

U.S. TREASURY BILLS 4.9%
0.178% due 04/02/2009 - 06/11/2009 (a)(d)	109,835	109,825

Total Short-Term Instruments (Cost $157,245)		157,245

Total Investments 111.5% (Cost $2,846,538)		$2,520,518

Written Options (h) (0.0%) (Premiums $3,304)		(913)

Other Assets and Liabilities (Net) (11.5%)		(259,862)

Net Assets 100.0%		$2,259,743

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Emerging Markets Bond Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $103,748 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $257,467 at a weighted average interest rate of 0.862%. On March 31, 2009, securities valued at $229,148 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $5,769 and cash of $8,685 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	91	$710
90-Day Eurodollar December Futures	Long	12/2009	1,818	7,848
90-Day Eurodollar December Futures	Long	12/2010	8,249	6,422

				$14,980

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Goldman Sachs Group, Inc.	BNP	(0.970%	)	03/20/2018	2.454%	$4,000	$400	$0	$400
Goldman Sachs Group, Inc.	BOA	(0.970%	)	03/20/2018	2.454%	3,000	300	0	300
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%	2,800	280	0	280
Morgan Stanley	BCLY	(1.040%	)	06/20/2015	3.543%	1,900	231	0	231
Morgan Stanley	BOA	(1.200%	)	06/20/2015	3.543%	1,700	194	0	194
Morgan Stanley	BOA	(1.210%	)	06/20/2015	3.543%	1,000	113	0	113
Ukraine Government International Bond	CITI	(15.000%	)	10/20/2018	38.206%	3,000	1,113	0	1,113

							$2,631	$0	$2,631

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	22.909%	$16,000	$(6,795)	$0	$(6,795)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	1.238%	5,000	126	0	126
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	6,500	(171)	0	(171)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	8,000	(209)	0	(209)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	5,900	139	0	139
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	5,500	118	0	118
Brazil Government International Bond	JPM	0.410%	04/20/2009	0.709%	13,480	23	0	23
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	16,500	(1,206)	0	(1,206)
Brazil Government International Bond	UBS	1.030%	07/20/2017	3.436%	3,875	(596)	0	(596)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%	6,600	(2,650)	0	(2,650)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	3.673%	4,500	(388)	0	(388)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	3.673%	2,000	(172)	0	(172)
Colombia Government International Bond	JPM	1.060%	01/20/2012	3.551%	5,000	(316)	0	(316)
Colombia Government International Bond	MSC	1.640%	08/20/2011	3.420%	6,200	(239)	0	(239)
Colombia Government International Bond	UBS	1.070%	01/20/2012	3.551%	3,000	(189)	0	(189)
Ford Motor Credit Co. LLC	DUB	6.500%	06/20/2009	20.143%	2,900	(82)	0	(82)
Ford Motor Credit Co. LLC	GSC	6.600%	06/20/2009	20.143%	3,550	(99)	0	(99)
Ford Motor Credit Co. LLC	GSC	6.700%	06/20/2009	20.143%	7,850	(217)	0	(217)
Indonesia Government International Bond	BCLY	1.000%	06/20/2009	3.862%	13,480	(83)	0	(83)
Indonesia Government International Bond	CITI	0.950%	06/20/2009	3.862%	1,500	(9)	0	(9)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	5.949%	6,200	(656)	0	(656)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	5.800%	1,300	(247)	0	(247)
Indonesia Government International Bond	DUB	1.540%	12/20/2011	5.949%	2,650	(283)	0	(283)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%	7,000	(750)	0	(750)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	5.800%	9,900	(1,805)	0	(1,805)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	5.800%	3,100	(561)	0	(561)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	5.800%	2,000	(352)	0	(352)
Indonesia Government International Bond	RBS	2.345%	12/20/2016	5.800%	16,575	(3,100)	0	(3,100)
Indonesia Government International Bond	RBS	2.430%	12/20/2016	5.800%	2,000	(365)	0	(365)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	5.887%	8,000	(996)	0	(996)
JSC Gazprom	MSC	0.980%	05/20/2009	8.794%	1,500	(11)	0	(11)
Malaysia Government International Bond	JPM	0.380%	06/20/2009	1.400%	13,480	(30)	0	(30)
Mexico Government International Bond	BCLY	2.970%	11/20/2009	2.405%	5,000	81	0	81
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,400	17	0	17
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	200	2	0	2
Mexico Government International Bond	HSBC	2.900%	12/20/2009	2.497%	1,000	11	0	11
Mexico Government International Bond	JPM	3.000%	12/20/2009	2.497%	4,000	50	0	50
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	10,000	128	0	128
Mexico Government International Bond	RBS	2.850%	12/20/2009	2.497%	3,000	33	0	33
Mexico Government International Bond	UBS	4.780%	03/20/2014	3.847%	15,000	649	0	649
Mexico Government International Bond	UBS	0.695%	01/20/2017	3.965%	2,700	(526)	0	(526)
Panama Government International Bond	DUB	0.500%	04/20/2009	2.727%	13,480	14	0	14
Peru Government International Bond	BCLY	1.920%	03/20/2013	3.346%	5,000	(252)	0	(252)
Peru Government International Bond	MSC	1.220%	10/20/2011	3.078%	6,350	(251)	0	(251)
Peru Government International Bond	MSC	1.960%	10/20/2016	3.729%	3,000	(289)	0	(289)
Petroleos Mexicanos	JPM	1.130%	04/20/2016	4.492%	26,250	(4,632)	0	(4,632)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%	5,500	(288)	0	(288)
Philippines Government International Bond	BCLY	2.250%	09/20/2012	3.600%	6,500	(272)	0	(272)
Philippines Government International Bond	BCLY	2.320%	03/20/2013	3.600%	35,000	(1,560)	0	(1,560)
Philippines Government International Bond	BCLY	2.300%	06/20/2013	3.600%	7,000	(334)	0	(334)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%	1,250	(91)	0	(91)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%	1,250	(89)	0	(89)
Philippines Government International Bond	CITI	1.950%	03/20/2013	3.600%	30,000	(1,735)	0	(1,735)
Philippines Government International Bond	CITI	2.000%	03/20/2013	3.600%	18,550	(1,040)	0	(1,040)
Philippines Government International Bond	CITI	2.140%	03/20/2013	3.600%	8,000	(408)	0	(408)
Philippines Government International Bond	CITI	2.340%	03/20/2013	3.600%	9,600	(421)	0	(421)
Philippines Government International Bond	CITI	2.380%	03/20/2013	3.600%	17,000	(721)	0	(721)
Philippines Government International Bond	CITI	1.770%	12/20/2017	3.650%	24,100	(2,959)	0	(2,959)
Philippines Government International Bond	CITI	2.730%	03/20/2018	3.650%	21,300	(1,290)	0	(1,290)
Philippines Government International Bond	CITI	2.770%	06/20/2018	3.650%	20,800	(1,227)	0	(1,227)
Philippines Government International Bond	CITI	2.830%	06/20/2018	3.650%	7,000	(384)	0	(384)
Philippines Government International Bond	DUB	2.340%	03/20/2013	3.600%	13,700	(601)	0	(601)
Philippines Government International Bond	MSC	1.770%	09/20/2012	3.600%	1,900	(109)	0	(109)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%	6,200	(477)	0	(477)
Philippines Government International Bond	MSC	2.860%	03/20/2018	3.650%	5,000	(259)	0	(259)
Philippines Government International Bond	UBS	1.790%	09/20/2012	3.600%	7,960	(450)	0	(450)
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	3.438%	3,800	14	0	14
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	5,400	6	0	6
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	10,000	39	0	39
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	3.438%	1,100	1	0	1
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.438%	2,000	6	0	6
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.438%	3,000	13	0	13
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	7.676%	6,900	(1,123)	0	(1,123)

64	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	7.870%	$5,000	$(694)	$0	$(694)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	7.676%	13,000	(2,058)	0	(2,058)
Russia Government International Bond	ABN	2.990%	08/24/2014	4.925%	8,125	(664)	0	(664)
Russia Government International Bond	BCLY	7.000%	11/20/2009	5.245%	5,000	204	0	204
Russia Government International Bond	CSFB	11.000%	06/20/2009	4.950%	14,900	692	0	692
Russia Government International Bond	HSBC	11.000%	06/20/2009	4.950%	14,000	646	0	646
Russia Government International Bond	JPM	0.645%	04/20/2009	4.944%	13,480	7	0	7
Russia Government International Bond	JPM	10.000%	06/20/2009	4.950%	3,500	143	0	143
Russia Government International Bond	JPM	2.380%	09/20/2013	5.085%	14,300	(1,446)	0	(1,446)
Russia Government International Bond	JPM	7.620%	03/20/2014	5.005%	20,000	2,256	0	2,256
Russia Government International Bond	MLP	2.310%	01/21/2014	5.029%	1,350	(141)	0	(141)
Ukraine Government International Bond	CITI	2.320%	08/20/2017	38.930%	5,000	(3,369)	0	(3,369)
Ukraine Government International Bond	HSBC	0.690%	04/20/2009	71.885%	4,000	(142)	0	(142)
Ukraine Government International Bond	MSC	1.560%	04/20/2009	71.885%	13,480	(419)	0	(419)
Ukraine Government International Bond	MSC	1.410%	11/20/2010	59.662%	10,000	(5,285)	0	(5,285)
Ukraine Government International Bond	MSC	1.790%	11/20/2012	48.897%	20,000	(12,541)	0	(12,541)
Ukraine Government International Bond	MSC	2.030%	11/20/2012	48.897%	5,000	(3,115)	0	(3,115)
Ukraine Government International Bond	MSC	2.580%	11/20/2017	38.740%	10,000	(6,641)	0	(6,641)
Ukraine Government International Bond	UBS	1.480%	03/20/2012	52.108%	2,900	(1,807)	0	(1,807)
Ukraine Government International Bond	UBS	1.950%	06/20/2017	39.058%	2,000	(1,352)	0	(1,352)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%	12,000	(657)	0	(657)

						$(79,276)	$0	$(79,276)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$1,100	$(139)	$(179)	$40
CDX.EM-10 Index	DUB	3.350%	12/20/2013	26,500	(3,349)	(4,544)	1,195
CDX.EM-10 Index	MLP	3.350%	12/20/2013	24,000	(3,033)	(3,576)	543
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	20,807	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	2	0	2
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	50	0	50
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	11,900	(4,007)	(1,973)	(2,034)

					$(10,467)	$(10,272)	$(195)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	72,700	$486	$228	$258
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		38,100	255	137	118
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		43,400	290	164	126
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	383	(186)	569
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	423	(71)	494
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	979	(185)	1,164
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI	MXN	344,400	1,443	(182)	1,625
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	217	(58)	275
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	466	0	466

							$4,942	$(153)	$5,095

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(h)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	927	$670	$637
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	64	12	15
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	991	1,634	212

				$2,316	$864

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$39,300	$79	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	39,300	204	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,100	22	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,100	20	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,300	122	22
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	22,100	91	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	22,100	114	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,400	42	7
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	14,000	15	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	14,000	111	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	9,100	10	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	9,100	72	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	24,600	86	9

							$988	$49

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,122	$0	$1,067
Sales	5,111	219,500	5,145
Closing Buys	(1,749)	0	(1,384)
Expirations	(2,502)	0	(1,524)
Exercised	0	0	0

Balance at 03/31/2009	1,982	$219,500	$3,304

(i)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	12/01/2024	$500	$515	$519

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(93)	$(93)
Sell		BCLY	18,149	04/2009	0	(19)	(19)
Sell	BRL	HSBC	54,735	06/2009	0	(850)	(850)
Buy		UBS	9,654	06/2009	0	(86)	(86)
Sell	CLP	BCLY	1,239,857	05/2009	21	0	21
Buy		CITI	1,300,184	05/2009	0	(33)	(33)
Sell		DUB	1,300,184	05/2009	0	(228)	(228)
Buy		JPM	1,239,857	05/2009	0	(471)	(471)
Buy		BCLY	1,239,857	11/2009	0	(28)	(28)
Sell		CITI	1,300,184	11/2009	39	0	39
Buy	CNY	BCLY	57,280	09/2009	119	0	119
Buy		CITI	36,926	09/2009	94	0	94
Buy		DUB	167,549	09/2009	387	0	387
Buy		HSBC	74,676	09/2009	180	0	180
Buy		JPM	83,591	09/2009	238	0	238
Sell	COP	CITI	32,025,818	05/2009	642	0	642
Sell	EUR	HSBC	24,582	04/2009	0	(1,616)	(1,616)
Buy		RBS	361	04/2009	0	(7)	(7)
Buy		UBS	274	04/2009	14	0	14
Sell	GBP	DUB	1,816	04/2009	27	0	27
Sell		MSC	3,038	04/2009	36	0	36

66	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	BCLY	68	06/2009	$0	$0	$0
Buy		BOA	67	06/2009	0	0	0
Buy		HSBC	68	06/2009	0	0	0
Buy		JPM	183	06/2009	0	0	0
Buy	HUF	BCLY	5,248,047	05/2009	0	(1,315)	(1,315)
Sell		BCLY	871,698	05/2009	206	0	206
Sell		HSBC	4,376,349	05/2009	918	0	918
Sell		BCLY	5,248,047	10/2009	1,394	0	1,394
Sell	IDR	BCLY	5,357,230	06/2009	0	(19)	(19)
Buy	KWD	BCLY	1,355	04/2009	0	(538)	(538)
Sell		BCLY	1,355	04/2009	57	0	57
Buy	MXN	BCLY	3,771	05/2009	3	0	3
Sell		CITI	13,799	05/2009	299	0	299
Buy		HSBC	425,916	05/2009	2,286	(2)	2,284
Sell		HSBC	32,472	05/2009	0	(133)	(133)
Buy		JPM	3,720	05/2009	3	0	3
Sell		JPM	304,405	05/2009	1,986	0	1,986
Buy		JPM	3,490	11/2009	0	(1)	(1)
Buy	MYR	BCLY	35	04/2009	0	0	0
Sell		BCLY	119	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	105	04/2009	0	(1)	(1)
Buy		HSBC	142	04/2009	0	(1)	(1)
Buy		BCLY	535	08/2009	0	(3)	(3)
Sell	PHP	CITI	465	08/2009	0	0	0
Buy	PLN	DUB	9,837	05/2009	0	(98)	(98)
Sell		DUB	10,596	05/2009	759	0	759
Buy		HSBC	663	05/2009	0	(85)	(85)
Buy		JPM	96	05/2009	0	(1)	(1)
Buy		DUB	50	11/2009	0	0	0
Sell		DUB	9,837	11/2009	99	0	99
Buy	RUB	BCLY	1,193	05/2009	0	(1)	(1)
Sell		BCLY	79,385	05/2009	199	0	199
Buy		JPM	13,947	05/2009	0	(109)	(109)
Sell		JPM	43,476	05/2009	79	0	79
Buy		UBS	107,721	05/2009	0	(1,296)	(1,296)
Buy	SAR	BCLY	18,635	04/2009	0	(77)	(77)
Sell		BCLY	18,635	04/2009	0	(6)	(6)
Buy	SGD	CITI	1,314	04/2009	0	(37)	(37)
Sell		CITI	2,068	04/2009	23	0	23
Buy		DUB	841	04/2009	0	(17)	(17)
Buy		HSBC	322	04/2009	0	(8)	(8)
Sell		HSBC	18,639	04/2009	197	0	197
Buy		RBS	566	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		CITI	11,669	07/2009	0	(285)	(285)
Buy		HSBC	492	07/2009	0	(17)	(17)
Buy		JPM	10,191	07/2009	0	(71)	(71)
Sell	TRY	JPM	23,043	07/2009	0	(78)	(78)
Buy	ZAR	BCLY	284	05/2009	4	0	4
Sell		BCLY	284	05/2009	0	0	0
Buy		BCLY	284	11/2009	0	0	0

					$10,309	$(7,651)	$2,658

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$115,335	$2,402,734	$2,449	$2,520,518
Short Sales, at value	0	(519)	0	(519)
Other Financial Instruments ++	14,980	(70,126)	126	(55,020)

Total	$130,315	$2,332,089	$2,575	$2,464,979

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments Emerging Markets Bond Fund (Cont.)	March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$310	$(29)	$0	$(2,056)	$4,224	$2,449
Other Financial Instruments ++	(498)	0	0	0	(3,190)	3,814	126

Total	$(498)	$310	$(29)	$0	$(5,246)	$8,038	$2,575

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

68	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.2%

Short-Term Floating NAV Portfolio	3,020,424	$30,219

Total PIMCO Funds (Cost $30,214)		30,219

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 3.6%

Bausch & Lomb, Inc.
3.768% due 04/26/2015	$40	34
4.470% due 04/26/2015	1,584	1,360
4.709% due 04/26/2015	200	172
7.000% due 10/26/2015	160	137

Biomet, Inc.
4.222% due 03/25/2015	1,473	1,332

Cablevision
2.306% due 03/30/2013	1,930	1,755
2.692% due 03/30/2013	5	5

Community Health Systems, Inc.
2.768% due 07/25/2014	122	106
3.506% due 07/25/2014	810	702

Cooper-Standard Automotive, Inc.
4.000% due 12/31/2011	1,959	470

Daimler Finance North America LLC
4.560% due 08/03/2012	1,929	1,041

FCI Connectors
1.310% due 03/09/2013	1,717	1,056

Freescale Semiconductor, Inc.
8.000% due 12/15/2014	586	306

Georgia-Pacific Corp.
2.956% due 12/20/2012	69	61
3.292% due 12/20/2012	1,747	1,545
3.459% due 12/20/2012	57	50

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024	1,691	785

HCA, Inc.
3.470% due 11/18/2013	2,144	1,829

Headwaters, Inc.
5.970% due 04/30/2011	552	400

Hertz Corp.
1.227% due 12/21/2012	1	0
2.290% due 12/21/2012	1	1

Idearc, Inc.
3.220% due 11/17/2014	916	354

Ineos Group Holdings PLC
8.202% due 10/07/2013	1,107	421
8.702% due 10/07/2014	1,107	412

Las Vegas Sands Corp.
2.250% due 05/23/2014	963	516

Metro-Goldwyn-Mayer, Inc.
3.729% due 04/08/2012	644	291
4.709% due 04/08/2012	729	329

NRG Energy, Inc.
1.359% due 02/01/2013	1,194	1,078
1.979% due 02/01/2013	135	122
2.959% due 02/01/2013	459	415

OAO Rosneft Oil Co.
1.129% due 09/17/2009	968	876

PanAmSat Corp.
3.925% due 07/03/2012	574	524

Renal Advantage, Inc.
3.056% due 10/06/2012	269	222
3.820% due 10/06/2012	1,555	1,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 10/06/2012	$5	$4

RH Donnelley Corp.
6.750% due 06/30/2011	1,825	806

Roundy’s Supermarket, Inc.
3.250% due 10/27/2011	699	619
3.290% due 10/27/2011	872	772

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	10	7
4.018% due 10/10/2014	16	10
4.033% due 10/10/2014	2,038	1,349

VNU/Nielson Finance LLC
2.533% due 08/09/2013	938	734

Wimar Landco LLC
4.500% due 07/03/2024	5,000	1,469

Total Bank Loan Obligations (Cost $41,522)		25,760

CORPORATE BONDS & NOTES 56.0%

BANKING & FINANCE 27.6%

American Express Bank FSB
0.605% due 10/20/2009	900	870
0.637% due 07/13/2010	700	648

Bank of America Corp.
1.607% due 06/22/2012	8,000	8,066
4.375% due 12/01/2010	7,000	6,612
4.500% due 08/01/2010	7,000	6,661
5.375% due 08/15/2011	2,000	1,865
5.750% due 12/01/2017	1,300	1,094
8.000% due 12/29/2049	8,800	3,529
8.125% due 12/29/2049	800	329

Barclays Bank PLC
5.450% due 09/12/2012	1,600	1,622
7.434% due 09/29/2049	6,200	2,579

Bear Stearns Cos. LLC
1.554% due 09/09/2009	1,680	1,675
7.250% due 02/01/2018	1,300	1,346

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	175

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	842

Calabash Re Ltd.
12.220% due 01/08/2010	3,000	2,938

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	5,000	4,152

Citigroup, Inc.
1.445% due 03/16/2012	20,000	14,897
2.125% due 04/30/2012	5,000	5,021
5.100% due 09/29/2011	6,000	5,460

Credit Suisse New York
5.000% due 05/15/2013	6,000	5,805

Ford Motor Credit Co. LLC
4.010% due 01/13/2012	15,010	9,475
7.000% due 10/01/2013	2,200	1,473
7.250% due 10/25/2011	100	71
7.375% due 10/28/2009	6,425	5,763
7.800% due 06/01/2012	200	136
7.875% due 06/15/2010	200	165
8.000% due 12/15/2016	800	527
9.750% due 09/15/2010	3,900	3,209

Foundation Re II Ltd.
7.988% due 11/26/2010	3,700	3,548

General Electric Capital Corp.
1.580% due 09/15/2014	300	217

Goldman Sachs Group, Inc.
1.461% due 03/02/2010	2,500	2,422

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.821% due 10/07/2011	$2,000	$1,800
1.854% due 01/12/2015	1,000	739

HBOS PLC
6.750% due 05/21/2018	2,500	1,932

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	6,575	3,320

Intergas Finance BV
6.375% due 05/14/2017	4,000	2,340
6.875% due 11/04/2011	189	133

International Lease Finance Corp.
1.494% due 01/15/2010	4,500	3,553
1.765% due 07/01/2011	5,000	2,703

JPMorgan Chase & Co.
1.256% due 01/17/2011	7,000	6,675
6.000% due 01/15/2018	3,200	3,240

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	1,100	137
2.951% due 05/25/2010 (a)	900	112

MBNA Corp.
5.000% due 05/04/2010	8,000	7,652

Merna Reinsurance Ltd.
1.870% due 07/07/2010	5,800	5,333

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	400	377
5.450% due 02/05/2013	2,350	1,929

Morgan Stanley
1.291% due 05/07/2009	7,500	7,489
1.374% due 01/15/2010	3,500	3,348
1.648% due 01/09/2012	1,300	1,044
1.698% due 01/09/2014	1,000	742

Mystic Re Ltd.
11.261% due 06/07/2011	1,500	1,424

National Australia Bank Ltd.
1.321% due 08/19/2009	500	496

Osiris Capital PLC
6.094% due 01/15/2010	2,000	1,962

Pemex Finance Ltd.
9.690% due 08/15/2009	98	98

Petroleum Export Ltd.
4.623% due 06/15/2010	1,944	1,762
5.265% due 06/15/2011	3,687	3,136

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,062	1,699

RBS Capital Trust III
5.512% due 09/29/2049	3,700	1,481

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010	3,500	3,342

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	1,960

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,500	1,928

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	4,399

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	4,843

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,091

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	3,312

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	3,200	1,136

VTB Capital S.A.
6.609% due 10/31/2012	3,500	2,818

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
4.375% due 01/31/2013	$600	$560

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	3,624

		198,861

INDUSTRIALS 23.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	52,670	50,763

Altria Group, Inc.
9.250% due 08/06/2019	18,300	19,612
9.700% due 11/10/2018	10,000	10,909

AutoZone, Inc.
7.125% due 08/01/2018	2,000	1,969

Berry Plastics Corp.
5.195% due 09/15/2014	2,500	925

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	795

Computer Sciences Corp.
6.500% due 03/15/2018	3,000	2,851

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	100

CVS Caremark Corp.
1.561% due 06/01/2010	3,800	3,663

Delta Air Lines, Inc.
7.379% due 05/18/2010	6,433	6,047

Dex Media West LLC
9.875% due 08/15/2013	2,600	527

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	713	684

First Data Corp.
9.875% due 09/24/2015	1,350	797

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	4,939	4,618

Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	3,000	2,880

Hanesbrands, Inc.
5.698% due 12/15/2014	7,000	4,690

Home Depot, Inc.
1.445% due 12/16/2009	2,500	2,453

International Paper Co.
7.400% due 06/15/2014	3,000	2,479

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	1,600	264

Northwest Airlines, Inc.
7.626% due 04/01/2010	2,430	2,260

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	288

Pemex Project Funding Master Trust
1.864% due 12/03/2012	15,000	12,712

Petroleos Mexicanos
8.000% due 05/03/2019	8,600	8,428

Pfizer, Inc.
4.450% due 03/15/2012	2,000	2,056

Rohm & Haas Co.
6.000% due 09/15/2017	3,000	2,498

RR Donnelley & Sons Co.
5.625% due 01/15/2012	6,000	4,964
11.250% due 02/01/2019	8,000	6,933

Ryder System, Inc.
6.000% due 03/01/2013	4,000	3,590

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SandRidge Energy, Inc.
5.060% due 04/01/2014	$4,775	$2,871

SUPERVALU, Inc.
7.500% due 11/15/2014	275	270

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	772	613

United Airlines, Inc.
6.201% due 12/31/2049	78	75
7.730% due 07/01/2010	370	357

Vale Overseas Ltd.
6.250% due 01/11/2016	5,000	5,075

Xerox Corp.
2.059% due 12/18/2009	3,000	2,918

XTO Energy, Inc.
7.500% due 04/15/2012	90	94

		173,028

UTILITIES 4.5%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,494

AT&T Corp.
7.300% due 11/15/2011	473	509

CMS Energy Corp.
2.044% due 01/15/2013	13,400	10,519

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,056

Majapahit Holding BV
7.250% due 10/17/2011	2,100	1,932

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	3,944

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	2,967

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,050	1,968

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	141	139

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Verizon Communications, Inc.
5.350% due 02/15/2011	200	205

		32,579

Total Corporate Bonds & Notes (Cost $471,081)		404,468

U.S. GOVERNMENT AGENCIES 4.9%

Fannie Mae
0.662% due 04/25/2035	73	66
0.722% due 10/27/2037	200	180
4.954% due 02/01/2035	234	239
5.000% due 04/01/2039	13,600	14,031
5.055% due 05/01/2035	553	570
5.500% due 03/01/2033 - 04/01/2039	18,693	19,407

Freddie Mac
5.500% due 09/01/2038	661	688

Ginnie Mae
0.856% due 12/16/2026	224	216

Total U.S. Government Agencies (Cost $34,877)		35,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.0%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	$730	$459

American Home Mortgage Assets
0.732% due 10/25/2046	458	149

American Home Mortgage Investment Trust
0.762% due 05/25/2047	538	106
5.660% due 09/25/2045	133	72

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	900	613
5.745% due 02/10/2051	900	642

Banc of America Funding Corp.
4.003% due 06/25/2034	396	325
5.888% due 04/25/2037	700	437

Banc of America Mortgage Securities, Inc.
4.662% due 07/25/2033	2,081	1,679
5.137% due 07/25/2033	150	119
5.427% due 02/25/2036	47	29

Bear Stearns Adjustable Rate Mortgage Trust
4.760% due 12/25/2035	892	680
5.008% due 01/25/2035	43	33
5.473% due 05/25/2047	427	219

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,135	783
5.491% due 09/25/2035	5,867	2,904
5.808% due 03/25/2036	249	96

Bear Stearns Structured Products, Inc.
5.733% due 12/26/2046	2,143	1,236

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,225	1,532

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	400	276

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	2,075	1,805
4.688% due 08/25/2035	1,659	503
4.699% due 03/25/2034	28	22
5.345% due 12/25/2035	411	205
6.008% due 09/25/2037	787	393

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	632

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	883	286
0.752% due 08/25/2046	635	126
0.755% due 07/20/2046	388	140
0.825% due 09/20/2046	600	50
0.852% due 11/20/2035	172	69
1.032% due 11/20/2035	500	63
2.633% due 12/25/2035	249	108
5.886% due 11/25/2035	459	235

Countrywide Home Loan Mortgage Pass-Through Trust
5.368% due 10/20/2035	518	263
5.603% due 02/20/2036	624	299
5.760% due 05/20/2036	747	356

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	262

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	43	33

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	253

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	154
5.886% due 10/25/2036	500	170

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	800	71

70	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.732% due 10/25/2046	$600	$70

GSR Mortgage Loan Trust
5.178% due 01/25/2036	178	98

Harborview Mortgage Loan Trust
0.686% due 04/19/2038	2,302	799

Homebanc Mortgage Trust
0.702% due 12/25/2036	547	230

Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	257	238
0.762% due 07/25/2035	44	18
5.099% due 09/25/2035	436	246
5.278% due 06/25/2035	420	238

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	469
5.747% due 02/12/2049	500	355
5.794% due 02/12/2051	700	465

JPMorgan Mortgage Trust
4.869% due 04/25/2035	522	405
5.399% due 11/25/2035	699	531

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	673	451

Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	700	223

Morgan Stanley Capital I
5.809% due 12/12/2049	900	629

Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	38	28

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	443	370

Residential Accredit Loans, Inc.
2.993% due 09/25/2045	1,327	535

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	1,533	991

Sequoia Mortgage Trust
0.895% due 07/20/2033	404	307

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	1,455	797

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	1,772	646
0.772% due 09/25/2047	641	137
0.886% due 10/19/2034	549	292
0.906% due 03/19/2034	88	55

Structured Asset Securities Corp.
4.863% due 10/25/2035	493	292
5.671% due 06/25/2033	1,689	1,139

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	140	138
5.970% due 09/25/2036	500	228

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	436	381

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	213	86
2.333% due 02/25/2047	437	135
2.363% due 01/25/2047	1,529	562
2.443% due 12/25/2046	839	310
2.633% due 02/25/2046	2,714	1,013
2.833% due 11/25/2042	470	286
4.499% due 06/25/2033	711	560
5.414% due 02/25/2037	466	255

Wells Fargo Mortgage-Backed Securities Trust
4.191% due 06/25/2035	3,195	2,187
5.593% due 07/25/2036	169	89

Total Mortgage-Backed Securities (Cost $62,593)		36,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 3.1%

Argent Securities, Inc.
0.572% due 09/25/2036	$8	$8

Asset-Backed Funding Certificates
0.582% due 10/25/2036	64	62

Asset-Backed Securities Corp. Home Equity
2.206% due 03/15/2032	1,727	915

Atrium CDO Corp.
1.599% due 06/27/2015	2,381	1,883

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	1,903	1,352

Countrywide Asset-Backed Certificates
0.572% due 08/25/2037	540	471
0.572% due 05/25/2047	397	361

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	1,036	915
0.612% due 12/25/2037	561	525

Fremont Home Loan Trust
0.592% due 02/25/2037	52	51

GSAMP Trust
0.562% due 10/25/2046	217	199
0.592% due 12/25/2036	451	328
0.622% due 01/25/2047	1,120	958

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,130	985

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036	160	144

Lehman XS Trust
0.642% due 11/25/2036	290	279

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	288	118

MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037	674	284

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	9	9

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	211	193
0.572% due 11/25/2036	258	236

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047	600	324

SACO I, Inc.
0.772% due 12/25/2035	1,563	512

SLM Student Loan Trust
2.659% due 04/25/2023	10,868	10,681

Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	17	11

WaMu Asset-Backed Certificates
0.572% due 01/25/2037	742	622

Total Asset-Backed Securities (Cost $26,984)		22,426

SOVEREIGN ISSUES 6.6%

Brazil Government International Bond
5.875% due 01/15/2019	3,000	2,932

Colombia Government International Bond
7.375% due 03/18/2019	10,000	10,025

Export-Import Bank of Korea
1.645% due 10/04/2011	500	501

Korea Development Bank
1.542% due 10/20/2009	5,150	5,078
5.300% due 01/17/2013	1,150	1,069

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Panama Government International Bond
7.250% due 03/15/2015		$2,000	$2,050
9.625% due 02/08/2011		9,000	9,833

Philippines Government International Bond
8.375% due 06/17/2019		10,000	10,950

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,553

Total Sovereign Issues (Cost $48,055)			47,991

FOREIGN CURRENCY-DENOMINATED ISSUES 9.2%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	3,100	4,096

Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	127

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		3,600	2,585

Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	1,328

FCE Bank PLC
2.538% due 09/30/2009		200	248

Gaz Capital S.A.
5.440% due 11/02/2017		2,400	2,065
7.800% due 09/27/2010		3,000	4,042

Green Valley Ltd.
6.329% due 01/10/2011		1,900	2,420

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	456
5.316% due 04/05/2011 (a)		1,816	326

Mizuho Bank Ltd.
1.534% due 11/24/2049	JPY	500,000	4,978

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,986

PagesJaunes Groupe
2.790% due 01/11/2014	EUR	2,000	1,901

Rhodia S.A.
5.362% due 10/15/2013		7,500	5,281

Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	3,129	1,796

Seat Pagine Gialle SpA
1.155% due 06/08/2012	EUR	1,528	1,558

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,154
1.184% due 12/31/2049		700,000	6,739

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013	EUR	2,475	2,894

UPC Broadband Holding BV
3.545% due 12/31/2014		3,742	3,757

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	7,751

Total Foreign Currency-Denominated Issues (Cost $78,125)			66,488

		SHARES
COMMON STOCKS 0.0%

DURA Automotive
Systems, Inc. (a)(b)		9,042	25

Total Common Stocks (Cost $146)			25

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.2%

Unicredito Italiano NY
1.156% due 05/15/2009	$8,900	$8,900

REPURCHASE AGREEMENTS 0.4%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	230	230
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $236. Repurchase proceeds are $230.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$2,300	$2,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,350. Repurchase proceeds are $2,300.)

		2,530

U.S. CASH MANAGEMENT BILLS 0.8%
0.253% due 04/29/2009 - 05/15/2009 (c)(f)	5,740	5,739

U.S. TREASURY BILLS 9.8%
0.127% due 04/02/2009 - 06/11/2009 (c)(e)(f)	70,780	70,775

Total Short-Term Instruments (Cost $87,944)		87,944

VALUE (000S)
PURCHASED OPTIONS (j) 1.2%
(Cost $6,890)	$8,520

Total Investments 106.0% (Cost $888,431)	$765,409

Written Options (k) (0.0%) (Premiums $1,816)	(232)

Other Assets and Liabilities (Net) (6.0%)	(42,684)

Net Assets 100.0%	$722,493

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	The Floating Income Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $620 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $55,035 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $66,777 at a weighted average interest rate of 2.526%. On March 31, 2009, there were no open reverse repurchase agreements.
(h)	Cash of $418 has been pledged as collateral for futures contracts on March 31, 2009.
(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%		$5,000	$(73)	$0	$(73)
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)
Altria Group, Inc.	GSC	(1.417%	)	03/20/2019	1.131%		10,000	(240)	0	(240)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%		2,000	(48)	0	(48)
Computer Sciences Corp.	GSC	(1.100%	)	03/20/2018	0.700%		3,000	(95)	0	(95)
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.095%		3,000	(88)	0	(88)
International Paper Co.	MSC	(5.980%	)	06/20/2014	5.047%		1,000	(40)	0	(40)
International Paper Co.	MSC	(6.110%	)	06/20/2014	5.047%		2,000	(90)	0	(90)
Knight, Inc.	DUB	(1.530%	)	03/20/2011	1.572%		6,000	2	0	2
Korea Development Bank	MSC	(0.940%	)	03/20/2013	3.792%		4,150	415	0	415
MeadWestvaco Corp.	MSC	(0.585%	)	06/20/2012	1.382%		6,000	146	0	146
Rohm & Haas Co.	CSFB	(1.850%	)	09/20/2017	1.428%		3,000	(91)	0	(91)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%		8,000	1,313	0	1,313
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%		4,000	29	0	29
Tesoro Corp.	BOA	(2.950%	)	12/20/2012	4.455%		865	41	0	41
UBS Warburg LLC	BCLY	(2.400%	)	03/20/2014	2.290%	EUR	1,600	(12)	0	(12)

								$1,474	$0	$1,474

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	3.850%	09/20/2009	7.316%	$150	$(2)	$2	$(4)
American International Group, Inc.	GSC	0.095%	09/20/2011	27.285%	800	(328)	0	(328)
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.830%	2,400	(160)	(65)	(95)
ArvinMeritor, Inc.	MLP	2.250%	12/20/2009	53.113%	500	(146)	0	(146)
AT&T Corp.	CSFB	1.300%	12/20/2009	0.380%	1,000	7	0	7
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	2,200	(213)	0	(213)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	5,700	77	0	77
Brazil Government International Bond	BCLY	1.360%	08/20/2011	2.570%	1,800	(47)	0	(47)
Brazil Government International Bond	BCLY	1.370%	08/20/2011	2.570%	4,800	(125)	0	(125)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	2,000	49	0	49

72	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.286%		$3,200	$(102)	$0	$(102)
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	14.512%		6,700	(2,012)	0	(2,012)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	12.448%		2,900	(1,165)	0	(1,165)
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	6.962%		4,200	(228)	(273)	45
Dynegy Holdings, Inc.	JPM	2.350%	12/20/2009	4.996%		1,500	(26)	0	(26)
France Telecom S.A.	UBS	0.330%	09/20/2011	0.898%	EUR	5,300	(95)	0	(95)
France Telecom S.A.	WAC	0.325%	09/20/2011	0.898%		5,700	(104)	0	(104)
General Electric Capital Corp.	CITI	3.950%	03/20/2017	6.581%		$14,525	(1,810)	0	(1,810)
General Electric Capital Corp.	DUB	0.125%	09/20/2011	8.826%		1,000	(177)	0	(177)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	7.440%		5,000	(619)	0	(619)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%		1,000	(94)	(103)	9
Georgia-Pacific LLC	JPM	1.240%	09/20/2009	7.836%		300	(9)	0	(9)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	2.981%		6,000	(482)	0	(482)
Host Hotels & Resorts LP	JPM	1.950%	09/20/2009	9.836%		300	(11)	0	(11)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	5.800%		7,500	(1,413)	0	(1,413)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	5.949%		7,000	(750)	0	(750)
JSC Gazprom	BCLY	0.830%	06/20/2017	6.216%		75	(21)	0	(21)
JSC Gazprom	JPM	0.890%	11/20/2011	8.392%		5,000	(828)	0	(828)
JSC Gazprom	MSC	0.890%	11/20/2011	8.392%		4,200	(695)	0	(695)
Mexico Government International Bond	DUB	2.850%	12/20/2009	2.497%		1,900	21	0	21
NAK Naftogaz Ukrainy	DUB	4.200%	05/20/2009	89.820%		10,000	(808)	0	(808)
Petroleos Mexicanos	DUB	0.760%	07/20/2011	3.868%		1,000	(66)	0	(66)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	3.600%		2,500	(131)	0	(131)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	3.650%		1,500	(109)	0	(109)
Philippines Government International Bond	BCLY	2.530%	09/20/2017	3.650%		1,500	(107)	0	(107)
Philippines Government International Bond	DUB	2.050%	09/20/2012	3.600%		3,700	(178)	0	(178)
Philippines Government International Bond	DUB	2.500%	09/20/2017	3.650%		3,000	(219)	0	(219)
Philippines Government International Bond	MSC	2.440%	09/20/2017	3.650%		4,300	(331)	0	(331)
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	3.082%		5,000	(262)	0	(262)
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	7.131%		2,000	(283)	0	(283)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	7.131%		3,000	(422)	0	(422)
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	7.920%		4,800	(599)	0	(599)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.700%	06/20/2012	7.744%		6,700	(1,271)	0	(1,271)
Russia Government International Bond	ABN	2.360%	08/24/2009	5.097%		100	(1)	0	(1)
SLM Corp.	BOA	0.820%	06/20/2012	29.302%		9,200	(3,877)	0	(3,877)
TECO Energy, Inc.	CSFB	2.050%	09/20/2009	0.966%		100	1	0	1
TECO Energy, Inc.	GSC	1.690%	09/20/2009	0.966%		300	1	0	1
TRW Automotive, Inc.	GSC	2.150%	09/20/2009	30.082%		250	(31)	0	(31)
Ukraine Government International Bond	MSC	1.590%	04/20/2012	51.722%		1,500	(927)	0	(927)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.201%		19,000	(1,040)	0	(1,040)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	3.365%		6,700	(817)	0	(817)

							$(22,985)	$(439)	$(22,546)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%	)	06/20/2013	$1,215	$173	$(26)	$199
LCDX-10 Index	GSC	(3.250%	)	06/20/2013	35,788	9,640	1,163	8,477

						$9,813	$1,137	$8,676

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	$15,395	$(1,946)	$(2,294)	$348
CDX.EM-10 Index	DUB	3.350%	12/20/2013	600	(75)	(30)	(45)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	15,000	(1,895)	(2,287)	392
CDX.EM-10 Index	MLP	3.350%	12/20/2013	21,400	(2,704)	(3,210)	506
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	13,264	(1,637)	0	(1,637)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011	5,000	(1,781)	0	(1,781)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	10,700	(93)	0	(93)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	6,400	(51)	0	(51)
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,300	(44)	0	(44)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	5,056	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,653	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	875	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	1,167	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	1,653	1	0	1
CDX.IG-10 5-Year Index	CSFB	1.550%	06/20/2013	6,246	(249)	13	(262)
CDX.IG-10 5-Year Index	JPM	1.550%	06/20/2013	3,806	(152)	8	(160)

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013		$3,600	$(129)	$(30)	$(99)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,500	(1,070)	87	(1,157)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		7,000	(2,390)	125	(2,515)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,300	(785)	(105)	(680)
Select Aggregate Market Index	CSFB	2.150%	12/20/2009		$210	(3)	3	(6)

						$(15,001)	$(7,720)	$(7,281)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP	BRL	39,400	$264	$120	$144
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$15,400	(1,238)	(1,032)	(206)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MLP		60,900	(4,897)	(4,248)	(649)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		33,700	(2,709)	(2,016)	(693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		36,400	(8,368)	(9)	(8,359)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,300	(605)	(762)	157
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		10,300	(2,809)	(198)	(2,611)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,400	53	(65)	118
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	2,987	(576)	3,563
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	8,030	(1,052)	9,082
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	733	174	559
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	81	(35)	116
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	52	0	52

							$(8,426)	$(9,699)	$1,273

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$23,000	$965	$498
Put - OTC USD versus JPY		105.400	03/31/2010	23,000	965	2,166
Call - OTC USD versus JPY		101.250	12/08/2010	46,500	2,480	2,010
Put - OTC USD versus JPY		101.250	12/08/2010	46,500	2,480	3,846

					$6,890	$8,520

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	203	$72	$20

74	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	3,300	$36	$54
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		3,300	35	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		1,400	15	23
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,400	15	0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$14,100	28	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		14,100	73	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		18,000	75	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		5,500	16	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		61,700	315	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		61,700	327	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		9,800	90	16
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		7,300	69	12
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		33,700	147	2
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		33,700	198	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		11,100	66	12
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		12,700	122	20
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	8	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,100	1	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,100	9	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		28,000	98	11

								$1,744	$212

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$2,500	EUR	0	$55
Sales	3,219	366,000		9,400	4,807
Closing Buys	0	(52,900)		0	(480)
Expirations	(3,016)	0		0	(2,566)
Exercised	0	0		0	0

Balance at 03/31/2009	203	$315,600	EUR	9,400	$1,816

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	10,877	06/2009	$7	$0	$7
Buy	CLP	CITI	2,326,755	05/2009	287	0	287
Sell		CITI	3,965,200	05/2009	0	(488)	(488)
Sell		DUB	2,326,756	05/2009	0	(407)	(407)
Buy		MSC	3,965,200	05/2009	0	(1,509)	(1,509)
Buy	CNY	BCLY	21,461	09/2009	45	0	45
Buy		CITI	13,882	09/2009	36	0	36
Buy		DUB	62,987	09/2009	145	0	145
Buy		HSBC	28,081	09/2009	67	0	67
Buy		JPM	11,459	09/2009	20	0	20
Buy	COP	CITI	43,960	05/2009	0	(1)	(1)
Sell		CITI	43,960	05/2009	1	0	1
Sell	EUR	BCLY	1,012	04/2009	29	0	29
Sell		HSBC	22,716	04/2009	0	(1,493)	(1,493)
Buy		RBS	256	04/2009	0	(7)	(7)
Buy	GBP	BCLY	1,231	04/2009	18	0	18
Sell		DUB	2,115	04/2009	31	0	31
Sell		MSC	3,541	04/2009	42	0	42
Sell		RBS	1,294	04/2009	0	(33)	(33)
Sell	HUF	BCLY	262	05/2009	0	0	0
Buy		DUB	262	05/2009	0	0	0
Buy		HSBC	1,190,619	05/2009	27	0	27
Sell		JPM	1,190,619	05/2009	258	0	258
Buy	HUF	BCLY	262	10/2009	0	0	0
Buy	ILS	HSBC	2,332	06/2009	0	(83)	(83)
Sell	JPY	BNP	6,366,119	05/2009	1,105	0	1,105
Buy		MSC	2,988,562	05/2009	0	(16)	(16)
Sell		MSC	6,366,119	06/2009	1,017	0	1,017
Buy	MXN	BCLY	58	05/2009	0	0	0
Sell		BCLY	288	05/2009	0	(1)	(1)
Buy		CITI	5,603	05/2009	5	0	5
Sell		CITI	5,603	05/2009	121	0	121

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments Floating Income Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	MLP	230	05/2009	$0	$(1)	$(1)
Sell		CITI	5,603	11/2009	0	(5)	(5)
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Sell		CITI	706	04/2009	6	0	6
Buy		HSBC	250	04/2009	0	(2)	(2)
Buy		BCLY	531	08/2009	0	(5)	(5)
Sell		CITI	531	08/2009	5	0	5
Buy	PHP	CITI	334,705	08/2009	0	(98)	(98)
Sell		CITI	334,705	08/2009	3	0	3
Sell	PLN	DUB	7,923	05/2009	524	0	524
Buy		HSBC	12,966	05/2009	0	(1,928)	(1,928)
Sell		HSBC	4,307	05/2009	182	(1)	181
Buy		JPM	98	05/2009	0	(1)	(1)
Sell		JPM	834	05/2009	30	0	30
Sell		CITI	125	11/2009	1	0	1
Buy		DUB	52	11/2009	0	0	0
Buy		JPM	125	11/2009	0	(1)	(1)
Sell	RUB	BCLY	368,805	05/2009	270	0	270
Buy		DUB	118,195	05/2009	0	(1,399)	(1,399)
Buy		JPM	255,655	05/2009	0	(2,002)	(2,002)
Sell		JPM	5,045	05/2009	9	0	9
Buy	SGD	BCLY	5,045	04/2009	0	(46)	(46)
Sell		CITI	3,167	04/2009	7	0	7
Sell		JPM	1,879	04/2009	35	0	35
Sell		BCLY	9,952	07/2009	102	0	102
Buy		CITI	5,313	07/2009	0	(130)	(130)
Buy		JPM	4,639	07/2009	0	(32)	(32)
Sell	TRY	HSBC	2,133	07/2009	0	(43)	(43)
Buy		JPM	2,133	07/2009	7	0	7
Buy	ZAR	BCLY	7	05/2009	0	0	0
Sell		BCLY	7	05/2009	0	0	0

					$4,442	$(9,737)	$(5,295)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$30,219	$715,666	$19,524	$765,409
Other Financial Instruments ++	0	(23,260)	(671)	(23,931)

Total	$30,219	$692,406	$18,853	$741,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$24,109	$(14,127)	$(26)	$459	$(3,697)	$12,806	$19,524
Other Financial Instruments ++	(6,480)	0	0	0	2,305	3,504	(671)

Total	$17,629	$(14,127)	$(26)	$459	$(1,392)	$16,310	$18,853

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

76	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.4%

Medallion Trust
1.379% due 05/25/2035		$3,818	$3,332

National Australia Bank Ltd.
1.691% due 02/08/2010		1,400	1,400

Puma Finance Ltd.
1.321% due 02/21/2038		5,639	5,088
3.272% due 08/22/2037	AUD	8,936	5,774
3.510% due 07/12/2036		2,306	1,517

Seven Media Group
5.365% due 02/07/2013		5,736	1,974
6.267% due 02/07/2013		1,373	473

Torrens Trust
3.587% due 10/19/2038		11,336	7,168

Total Australia (Cost $37,567)			26,726

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$7,500	6,896

Total Bermuda (Cost $7,199)			6,896

CANADA 6.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	15,637

Canada Government Bond
8.000% due 06/01/2023		2,100	2,540

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	2,615

Honda Canada Finance, Inc.
0.827% due 03/26/2012		27,000	18,516

Master Credit Card Trust
5.297% due 08/21/2012		5,500	4,583

Province of Ontario Canada
4.700% due 06/02/2037		21,300	16,629
5.600% due 06/02/2035		2,600	2,263
5.850% due 03/08/2033		11,100	9,813
6.200% due 06/02/2031		5,500	5,072
6.500% due 03/08/2029		9,600	9,080

Province of Quebec Canada
5.750% due 12/01/2036		10,200	8,824

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,329

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	9,199

Total Canada (Cost $130,115)			119,381

CAYMAN ISLANDS 1.8%

Calabash Re Ltd.
9.720% due 01/08/2010		$2,450	2,365

Foundation Re II Ltd.
7.988% due 11/26/2010		1,500	1,438

Green Valley Ltd.
6.329% due 01/10/2011	EUR	3,100	3,949

Longpoint Re Ltd.
6.570% due 05/08/2010		$3,300	3,206

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		8,000	6,434

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	$3,153

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,270

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$5,900	5,682

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,200	2,591
6.164% due 01/29/2049	GBP	1,230	671

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $41,835)			34,491

DENMARK 0.0%

Realkredit Danmark A/S
5.000% due 10/01/2038	DKK	5,218	879

Total Denmark (Cost $895)			879

FRANCE 5.5%

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	2,575

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	1,774

France Government Bond
4.000% due 10/25/2038	EUR	21,000	27,361
4.250% due 04/25/2019		5,700	7,961
4.750% due 04/25/2035		10,700	15,471
5.500% due 04/25/2010		5,500	7,654
5.500% due 10/25/2010		900	1,274
5.750% due 10/25/2032		8,300	13,484

French Treasury Notes
2.500% due 07/12/2010		1,300	1,756
3.000% due 01/12/2011		2,000	2,734
3.750% due 09/12/2010		4,200	5,781

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$10,800	10,106
6.625% due 04/04/2018		6,400	5,878

Total France (Cost $116,708)			104,809

GERMANY 3.7%

Republic of Germany
4.000% due 01/04/2037	EUR	18,600	25,018
4.250% due 07/04/2039		11,800	16,756
4.750% due 07/04/2034		11,700	17,232
5.500% due 01/04/2031		3,200	5,102
6.250% due 01/04/2030		3,640	6,274

Total Germany (Cost $65,887)			70,382

IRELAND 0.8%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		1,800	2,059

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	1,613

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	4,847	$4,483

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,600	3,322

Total Ireland (Cost $18,583)			15,101

ITALY 1.1%

Asset-Backed European Securitisation Transaction SRL
3.048% due 10/01/2015	EUR	12,853	16,545

Locat Securitisation Vehicle SRL
1.867% due 12/12/2024		3,417	4,205

Total Italy (Cost $23,801)			20,750

JAPAN 16.9%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	995,940	8,713
1.000% due 06/10/2016		2,691,900	23,496
1.100% due 12/10/2016		5,987,110	52,351
1.200% due 03/10/2017		171,020	1,493
1.200% due 06/10/2017		10,544,730	91,341
1.200% due 12/10/2017		4,038,060	34,857

Japan Government International Bond
2.400% due 03/20/2034		580,000	6,242
2.500% due 09/20/2035		910,000	9,996
2.500% due 03/20/2036		210,000	2,302
2.500% due 09/20/2036		4,780,000	52,424
2.500% due 09/20/2037		3,340,000	36,876

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	1,787

Total Japan (Cost $317,644)			322,235

JERSEY, CHANNEL ISLANDS 0.3%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	3,900	1,679

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	90	27

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	3,312

Total Jersey, Channel Islands (Cost $13,029)			5,018

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	4,925

Total Luxembourg (Cost $5,998)			4,925

NETHERLANDS 2.7%

Arena BV
1.760% due 12/17/2064	EUR	2,865	3,459

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,716

Globaldrive BV
1.334% due 06/20/2015	EUR	4,984	6,128
1.494% due 06/20/2015		1,500	1,339

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

ING Bank NV
3.900% due 03/19/2014		$15,500	$15,629

Netherlands Government Bond
4.000% due 07/15/2019	EUR	11,200	15,263
5.500% due 07/15/2010		3,100	4,340

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$1,400	1,394
6.125% due 08/17/2026		2,400	2,373

Total Netherlands (Cost $54,624)			51,641

NEW ZEALAND 0.6%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,475

Total New Zealand (Cost $12,928)			12,475

NORWAY 0.6%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	10,996

Total Norway (Cost $12,312)			10,996

PORTUGAL 0.6%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	10,805

Total Portugal (Cost $12,413)			10,805

QATAR 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	826

Total Qatar (Cost $821)			826

RUSSIA 0.5%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	610

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$9,779	9,001

Total Russia (Cost $10,454)			9,611

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	5,982

Total South Korea (Cost $8,162)			5,982

SPAIN 0.6%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	399

Bankinter S.A.
5.000% due 05/14/2010		4,750	6,449

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	3,855

Total Spain (Cost $14,809)			10,703

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWITZERLAND 3.4%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	$27,671

UBS AG
2.219% due 06/19/2010		11,500	10,854
5.750% due 04/25/2018		24,000	20,122
5.875% due 12/20/2017		7,500	6,466

Total Switzerland (Cost $71,400)			65,113

UNITED KINGDOM 14.5%

Barclays Bank PLC
6.050% due 12/04/2017		$19,100	15,053
7.434% due 09/29/2049		7,500	3,120
7.700% due 04/29/2049		6,300	2,772
8.250% due 02/28/2049	GBP	2,400	1,808

HBOS PLC
6.750% due 05/21/2018		$4,000	3,091

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Lloyds Banking Group PLC
5.920% due 09/29/2049		8,400	1,554

Lloyds TSB Bank PLC
0.000% due 04/02/2012 (b)		8,500	8,483

Opera Finance PLC
2.802% due 01/15/2015	EUR	4,350	3,320

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,368

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,365
6.250% due 05/06/2018		8,000	6,963

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	9,100	2,781

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	951

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	11,842

United Kingdom Gilt
4.000% due 09/07/2016		1,000	1,557
4.250% due 06/07/2032		20,000	29,681
4.250% due 03/07/2036		9,900	14,313
4.500% due 03/07/2019		8,900	14,213
4.750% due 09/07/2015		38,700	62,381
4.750% due 03/07/2020		36,200	58,611
4.750% due 12/07/2038		4,700	7,410
5.000% due 03/07/2025		300	487
8.000% due 12/07/2015		100	191
8.000% due 06/07/2021		4,585	9,612
8.750% due 08/25/2017		900	1,853

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,159

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	364

Total United Kingdom (Cost $319,618)			277,524

UNITED STATES 77.8%

ASSET-BACKED SECURITIES 2.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,025	2,463

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		140	124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	$8	$3
1.222% due 10/25/2031	4	3

Argent Securities, Inc.
0.572% due 10/25/2036	689	662

Asset-Backed Funding Certificates
0.582% due 10/25/2036	541	524
0.872% due 06/25/2034	4,406	2,200

Bear Stearns Asset-Backed Securities Trust
0.972% due 03/25/2043	17	15

Carrington Mortgage Loan Trust
0.842% due 10/25/2035	195	169

CIT Group Home Equity Loan Trust
0.812% due 03/25/2033	7	6

Citigroup Mortgage Loan Trust, Inc.
0.592% due 05/25/2037 (m)	1,073	836
0.622% due 10/25/2036	272	241

Community Program Loan Trust
4.500% due 10/01/2018	479	481

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	527	384
6.681% due 12/01/2033	446	364

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047	851	819
0.572% due 06/25/2047	149	133
0.622% due 09/25/2047	4,843	4,135
0.702% due 09/25/2036	435	303
0.862% due 12/25/2036	230	132
1.002% due 12/25/2031	3	1

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	3	1

Fremont Home Loan Trust
0.592% due 02/25/2037	565	555

GSAMP Trust
0.812% due 03/25/2034	11	11

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	709	526

Home Equity Asset Trust
1.122% due 11/25/2032	1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037	542	83

HSI Asset Securitization Corp. Trust
0.632% due 04/25/2037	224	173

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	99	94

Lehman XS Trust
0.592% due 05/25/2046	53	52
0.602% due 06/25/2046	58	57
0.602% due 11/25/2046	4,015	3,755
0.672% due 04/25/2037	7,701	4,636
0.752% due 06/25/2046	667	118
0.762% due 11/25/2046	731	136
0.842% due 11/25/2046	1,000	181

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	360	148

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	91	84

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	71	69
0.592% due 08/25/2036	927	873
0.592% due 07/25/2037	2,219	2,011
0.602% due 09/25/2037	1,117	1,019
0.642% due 02/25/2037	197	163

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	103	84

78	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		$1,100	$419

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037		315	261

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047		296	225

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		961	526

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037		185	159
0.602% due 10/25/2036		1,930	1,788

Residential Asset Securities Corp.
0.592% due 02/25/2037		227	200
0.602% due 10/25/2036		877	857
1.022% due 07/25/2032		51	23

SACO I, Inc.
0.582% due 05/25/2036		412	245

Saxon Asset Securities Trust
0.582% due 10/25/2046		1,749	1,680
1.042% due 08/25/2032		1	1

SBI HELOC Trust
0.692% due 08/25/2036		2,775	2,450

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		543	480

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		111	90
0.602% due 01/25/2037		76	73

Structured Asset Securities Corp.
0.812% due 01/25/2033		13	7
0.922% due 05/25/2034		10	8

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		442	363

Wells Fargo Home Equity Trust
0.752% due 10/25/2035		1,624	1,452
0.762% due 11/25/2035		1,041	1,010

			41,145

BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
4.560% due 08/03/2012		21,763	11,739

Ford Motor Co.
3.560% due 12/16/2013		753	363

			12,102

CORPORATE BONDS & NOTES 32.9%

Ace INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,401
5.875% due 06/15/2014		1,000	980

Allstate Life Global Funding II
1.901% due 05/21/2010		17,700	16,870

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,586

American Express Bank FSB
0.714% due 06/12/2012		3,500	2,672
5.500% due 04/16/2013		13,700	11,831

American Express Co.
7.000% due 03/19/2018		15,500	13,704

American Express Credit Corp.
1.920% due 05/27/2010		2,300	2,172
5.875% due 05/02/2013		4,100	3,604

American International Group, Inc.
4.250% due 05/15/2013		1,100	445
4.875% due 03/15/2067	EUR	5,200	587

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.850% due 01/16/2018		$7,900	$3,098
8.000% due 05/22/2038	EUR	18,700	2,733
8.175% due 05/15/2058		$12,900	1,100
8.250% due 08/15/2018		5,000	2,143

AT&T, Inc.
6.300% due 01/15/2038		2,900	2,558

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,590
7.125% due 08/01/2018		700	689

Bank of America Corp.
1.420% due 10/14/2016		1,600	1,010
4.750% due 05/23/2017	EUR	8,700	6,267
4.750% due 05/06/2019		2,000	1,358
8.000% due 12/29/2049		$19,300	7,739
8.125% due 12/29/2049		16,600	6,828

Bear Stearns Cos. LLC
6.950% due 08/10/2012		12,500	12,742
7.250% due 02/01/2018		20,000	20,701

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,410

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,524

Cameron International Corp.
6.375% due 07/15/2018		6,000	5,225

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,342

CIT Group, Inc.
1.394% due 06/08/2009		7,500	7,257

Citigroup Capital XXI
8.300% due 12/21/2057		300	145

Citigroup Funding, Inc.
2.291% due 05/07/2010		8,400	7,542

Citigroup, Inc.
1.396% due 05/18/2010		7,220	6,488
1.698% due 06/28/2013	EUR	6,000	5,461
5.500% due 04/11/2013		$12,900	11,347
6.000% due 08/15/2017		9,400	8,130
6.125% due 11/21/2017		19,800	17,205
6.125% due 05/15/2018		8,800	7,613
8.400% due 04/29/2049		5,100	2,889

CNA Financial Corp.
5.850% due 12/15/2014		6,000	4,359
6.000% due 08/15/2011		2,000	1,746

Comcast Corp.
1.460% due 07/14/2009		2,200	2,189

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,321

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009		5,548	5,548

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,581

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,700

CVS Caremark Corp.
1.561% due 06/01/2010		3,900	3,759
5.750% due 08/15/2011		700	735

Daimler Finance North America LLC
4.875% due 06/15/2010		700	680
5.750% due 09/08/2011		1,100	1,040

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	839

Exelon Corp.
4.900% due 06/15/2015		2,300	1,956

General Electric Capital Corp.
1.420% due 06/15/2009		500	499

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.151% due 05/22/2013		$6,400	$5,137
5.875% due 01/14/2038		12,000	8,605
6.375% due 11/15/2067		5,100	2,480

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,936

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (m)	CAD	4,800	3,243
5.375% due 02/15/2013	EUR	3,800	4,669
5.950% due 01/18/2018		$5,000	4,550
6.150% due 04/01/2018		7,000	6,409
6.250% due 09/01/2017		22,500	20,897

HCP, Inc.
5.650% due 12/15/2013		8,000	6,030
5.950% due 09/15/2011		700	600
6.700% due 01/30/2018		2,900	1,960

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,867

Home Depot, Inc.
5.400% due 03/01/2016		8,000	7,202

HRPT Properties Trust
5.750% due 11/01/2015		8,250	5,244

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	4,587
5.400% due 02/15/2012		2,400	1,350
6.625% due 11/15/2013		8,000	4,437

JCPenney Corp., Inc.
8.000% due 03/01/2010		2,200	2,202

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,243
6.000% due 01/15/2018		$12,430	12,585

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	6,529

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	1,933

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	3,998

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,873

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	1,300
6.875% due 05/02/2018 (a)		14,600	1,825

Lennar Corp.
5.950% due 10/17/2011		700	585

Loews Corp.
5.250% due 03/15/2016		800	731

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,853

Masco Corp.
5.875% due 07/15/2012		700	552
6.125% due 10/03/2016		30,000	19,284

Maytag Corp.
5.000% due 05/15/2015		2,200	1,734

McKesson Corp.
5.700% due 03/01/2017		1,900	1,802

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,289

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010		15,800	14,882
6.875% due 04/25/2018		22,200	17,400

Metropolitan Life Global Funding I
1.278% due 05/17/2010		6,000	5,666
5.125% due 04/10/2013		12,800	11,705

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Midwest Generation LLC
8.300% due 07/02/2009	$235	$231
Morgan Stanley
1.574% due 10/15/2015	7,200	5,123
1.592% due 10/18/2016	2,200	1,477
6.000% due 04/28/2015	22,000	20,816
6.250% due 08/28/2017	1,400	1,302
NGPL PipeCo. LLC
7.119% due 12/15/2017	400	367
7.768% due 12/15/2037	7,700	6,741
NiSource Finance Corp.
5.400% due 07/15/2014	800	641
PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,842
President and Fellows of Harvard College
6.000% due 01/15/2019	4,000	4,311
6.500% due 01/15/2039	6,200	6,950
Pricoa Global Funding I
2.066% due 06/04/2010	25,000	22,521
Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,059
ProLogis
5.625% due 11/15/2015	8,000	4,084
Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	4,831
Qwest Corp.
4.570% due 06/15/2013	1,500	1,294
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	901
Reynolds American, Inc.
7.250% due 06/01/2013	8,000	7,642
Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,670
Sealed Air Corp.
5.625% due 07/15/2013	2,300	1,981
Simon Property Group LP
6.125% due 05/30/2018	8,000	6,303
Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,544
Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,625
8.750% due 03/15/2032	1,100	743
State Street Capital Trust IV
2.320% due 06/15/2037	5,900	2,326
Target Corp.
7.000% due 01/15/2038	6,300	5,926
Tyco International Ltd.
7.000% due 12/15/2019	7,500	6,373
United Airlines, Inc.
9.060% due 06/17/2015 (a)	175	1
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	893
Valero Energy Corp.
6.125% due 06/15/2017	2,000	1,724
Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	5,161
Viacom, Inc.
5.750% due 04/30/2011	2,800	2,729
Wachovia Corp.
5.500% due 05/01/2013	12,600	11,632
Wells Fargo & Co.
4.375% due 01/31/2013	7,000	6,532

		628,051

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.0%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	$607	$329

American Home Mortgage Assets
0.712% due 09/25/2046	2,877	1,112
0.752% due 09/25/2046	787	162
2.553% due 11/25/2046	7,354	2,183

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,043	728

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	1,100	808

Banc of America Funding Corp.
5.979% due 10/20/2046	4,664	1,943
6.106% due 01/20/2047	860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,434	2,185

BCAP LLC Trust
0.692% due 01/25/2037	11,592	4,443

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	3,417	2,364
2.650% due 08/25/2035	5,099	3,570
2.940% due 03/25/2035	7,410	5,042
4.465% due 05/25/2034	1,834	1,445
4.550% due 08/25/2035	4,121	2,886
4.625% due 10/25/2035	7,209	4,372
4.630% due 05/25/2034	597	594
4.651% due 10/25/2033	897	780
5.395% due 02/25/2034	100	67
5.602% due 02/25/2033	127	109
5.735% due 02/25/2036	1,161	605

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	4,412	2,184
5.543% due 11/25/2035	205	79
5.718% due 11/25/2036	3,083	1,426
5.721% due 11/25/2036	6,130	2,816
5.786% due 02/25/2036	6,958	3,050
5.891% due 11/25/2036	1,738	794
6.250% due 08/25/2036	4,358	1,834

Bear Stearns Commercial Mortgage Securities
0.666% due 03/15/2019	145	123
5.540% due 09/11/2041	2,600	2,166

Bella Vista Mortgage Trust
0.795% due 05/20/2045	75	29

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	20	16
5.700% due 12/10/2049	3,900	2,397

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	7,891

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	2,907	1,891
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	10,147	6,553
5.664% due 07/25/2046	5,289	2,593

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	300	212

Countrywide Alternative Loan Trust
0.722% due 05/25/2036	146	53
0.732% due 05/25/2035	3,195	1,383
0.732% due 07/25/2046	3,045	1,091
0.740% due 12/20/2046	4,960	1,608
0.755% due 03/20/2046	168	61
0.772% due 09/25/2046	1,700	152
0.782% due 07/25/2046	1,300	110
0.802% due 02/25/2037	137	57
0.825% due 09/20/2046	1,700	141
0.872% due 05/25/2037	1,767	642
0.872% due 06/25/2037	941	210
0.942% due 12/25/2035	842	172

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.133% due 11/25/2035	$1,397	$607
3.673% due 11/25/2035	1,110	494
5.250% due 06/25/2035	1,009	589
6.000% due 10/25/2032	27	24
6.000% due 01/25/2037	4,141	2,264
6.000% due 04/25/2037	4,634	2,688
6.250% due 08/25/2037	1,363	681

Countrywide Home Loan Mortgage Pass- Through Trust
0.812% due 04/25/2035	246	106
0.842% due 03/25/2035	2,331	1,000
0.852% due 02/25/2035	196	87
0.862% due 02/25/2035	235	109
0.862% due 03/25/2036	1,168	204
4.120% due 11/19/2033	119	101
4.740% due 08/25/2034	320	176
5.229% due 01/20/2035	786	565
5.250% due 02/20/2036	2,027	1,181
5.543% due 04/20/2036	1,249	740
6.080% due 09/25/2047	3,632	1,849

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	7,179
6.500% due 07/26/2036	1,514	917

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	569	273
4.750% due 08/25/2033	855	709
4.878% due 07/25/2033	99	82

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	322	287
0.622% due 10/25/2036	1,624	1,349
5.500% due 12/25/2035	1,600	514
6.300% due 07/25/2036	1,600	843

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	156	121
4.738% due 12/25/2033	644	485
5.362% due 08/25/2035	527	375
6.250% due 08/25/2017	1,203	1,207

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	1,405	1,338

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,468	895
0.722% due 12/25/2046	1,500	149
0.732% due 04/25/2036	1,348	481
0.742% due 06/25/2045	794	339
0.792% due 11/25/2045	163	75

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192

GSR Mortgage Loan Trust
4.513% due 03/25/2033	819	688
4.541% due 09/25/2035	870	645

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	1,800	1,622
0.713% due 08/21/2036	3,223	1,286
0.746% due 09/19/2037	1,440	513
0.746% due 01/19/2038	8,125	2,891
0.776% due 05/19/2035	1,483	547
0.796% due 03/19/2036	390	143
0.926% due 02/19/2034	12	10
4.957% due 05/19/2033	1,124	873
5.143% due 07/19/2035	260	142

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	6,387	2,278

Indymac Index Mortgage Loan Trust
0.732% due 05/25/2046	2,398	858
0.762% due 06/25/2037	467	172
0.812% due 11/25/2036	1,777	281
5.000% due 08/25/2035	857	376

80	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.013% due 12/25/2034	$374	$259
5.369% due 09/25/2035	873	443

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,587	2,084

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	335
5.429% due 12/12/2043	4,000	2,761

JPMorgan Mortgage Trust
4.375% due 11/25/2033	854	724
5.018% due 02/25/2035	2,577	2,047
5.373% due 08/25/2035	1,400	770

Lehman XS Trust
0.602% due 07/25/2046	28	28

Luminent Mortgage Trust
0.692% due 12/25/2036	10,017	3,516

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	721	260
0.862% due 05/25/2047	1,500	126

MASTR Alternative Loans Trust
0.922% due 03/25/2036	963	365

MASTR Asset Securitization Trust
5.500% due 11/25/2017	313	318

Mellon Residential Funding Corp.
0.996% due 12/15/2030	18	14

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,399
5.414% due 07/12/2046	100	66
5.957% due 08/12/2049	9,802	6,481

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,473	5,811
0.772% due 08/25/2036	768	341
5.366% due 02/25/2033	317	276

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,195	1,323
1.316% due 03/15/2025	21	12
1.522% due 10/25/2035	3,520	2,372
3.006% due 10/25/2035	6,535	4,380

Morgan Stanley Capital I
5.387% due 03/12/2044	1,000	770
5.692% due 04/15/2049	1,500	979

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	481	252
5.544% due 02/25/2036	853	313
5.820% due 03/25/2047	1,300	717
6.138% due 03/25/2047	1,100	588

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	3,295	1,219
0.702% due 06/25/2046	7,493	2,874
0.732% due 04/25/2046	184	72
0.827% due 09/25/2046	2,200	219
5.668% due 09/25/2035	1,176	659

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	1,572	1,072
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,500	582

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	600	388

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	230	80
2.914% due 01/25/2035	81	32
4.669% due 04/25/2034	1,316	917
4.931% due 02/25/2034	553	389
6.000% due 10/25/2037	1,162	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	$325	$301
0.712% due 07/25/2046	2,242	910
0.742% due 05/25/2036	6,319	2,226
0.742% due 09/25/2047	200	32
0.752% due 05/25/2045	1,049	426
0.772% due 09/25/2047	801	172
0.806% due 07/19/2035	7,134	4,284
0.832% due 12/25/2035	74	31
0.846% due 07/19/2034	34	18
3.133% due 08/25/2047	3,784	1,408

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	91

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	4,583	3,943

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	6,915	4,770

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	868	520
0.752% due 04/25/2045	2,426	993
0.782% due 11/25/2045	546	222
0.792% due 12/25/2045	1,928	787
0.812% due 10/25/2045	234	97
0.832% due 01/25/2045	490	197
0.842% due 01/25/2045	328	146
0.990% due 11/25/2034	1,824	607
1.062% due 12/25/2027	1,315	930
2.333% due 02/25/2047	2,484	765
2.373% due 01/25/2047	2,257	702
2.393% due 04/25/2047	4,719	1,872
2.453% due 12/25/2046	7,608	2,428
2.613% due 06/25/2046	3,983	1,520
2.633% due 02/25/2046	129	48
3.033% due 06/25/2042	273	206
3.033% due 08/25/2042	136	92
3.046% due 05/25/2041	49	44
3.133% due 07/25/2046	1,473	753
3.742% due 03/25/2034	2,032	1,453
3.955% due 10/25/2046	3,078	1,209
4.135% due 08/25/2034	3,471	2,816
4.499% due 06/25/2033	282	222
4.557% due 09/25/2033	25,939	22,646
5.485% due 04/25/2037	4,045	2,059
5.588% due 12/25/2036	4,375	2,189
5.695% due 02/25/2037	3,277	1,720

Washington Mutual Alternative Mortgage Pass- Through Certificates
0.772% due 07/25/2046	479	136
2.573% due 07/25/2046	1,378	435
2.603% due 05/25/2046	4,059	1,514

Washington Mutual MSC Mortgage Pass- Through Certificates
5.667% due 02/25/2033	13	11

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,591	3,531
5.068% due 04/25/2036	1,452	910
5.775% due 04/25/2036	1,090	338

		248,448

MUNICIPAL BONDS & NOTES 2.4%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	630	549

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,097

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,454
5.000% due 06/01/2038	4,600	3,584

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	$2,700	$2,791

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	644

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	9,726

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,122
5.000% due 06/01/2041	500	260

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	330	275

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2028	5,000	5,026

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,553

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	87

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,332

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,522

		45,022

	SHARES
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	11,135	112

PREFERRED STOCKS 0.0%

SLM Corp. CPI Linked
2.140% due 01/16/2018	25,700	207

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.6%

Fannie Mae
0.582% due 07/25/2037 (h)	$4,603	4,084
0.642% due 03/25/2034 (h)	34	30
0.672% due 08/25/2034	25	24
0.722% due 10/27/2037 (h)	15,399	13,869
0.772% due 06/25/2044	11	11
0.922% due 06/25/2029 (h)	34	33
3.022% due 06/01/2043 - 10/01/2044 (h)	679	669
3.682% due 06/01/2035 (h)	185	185
4.000% due 02/01/2014 - 04/01/2014 (h)	3,310	3,377
4.347% due 11/01/2034 (h)	3,910	3,972
4.375% due 03/01/2033 (h)	253	253
4.500% due 02/01/2013 - 05/01/2013 (h)	3,234	3,308
4.818% due 09/01/2035 (h)	977	997
4.880% due 12/01/2015 (h)	1,874	1,970
4.934% due 12/01/2034 (h)	194	198
4.990% due 10/01/2015 (h)	20,211	21,352
5.000% due 02/01/2013 - 05/01/2038 (h)	11,594	11,951

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.055% due 11/01/2015 (h)(i)	$10,316	$10,935
5.121% due 12/01/2036 (h)	355	360
5.140% due 11/01/2015 (h)(i)	3,367	3,583
5.180% due 11/01/2015 (h)(i)	3,226	3,440
5.220% due 12/01/2015 (h)	13,200	14,103
5.243% due 05/01/2026 (h)	28	28
5.360% due 01/01/2016 (h)	987	1,062
5.500% due 05/25/2027 - 02/01/2048 (h)	286,448	297,750
5.500% due 10/01/2028 - 02/01/2037	131	137
5.633% due 09/01/2019	13	13
5.700% due 08/01/2018 (h)	3,741	3,757
6.000% due 01/01/2023 - 07/25/2044 (h)	17,377	18,220
6.000% due 02/01/2029 - 08/01/2031	24	25
6.500% due 09/01/2024 - 06/25/2044 (h)	7,048	7,440

Federal Housing Administration
6.896% due 07/01/2020	995	993
7.430% due 09/01/2022 - 11/01/2022	81	82

Freddie Mac
0.782% due 08/25/2031	61	49
0.906% due 12/15/2030 (h)	440	436
1.006% due 12/15/2031 (h)	153	150
4.500% due 07/15/2018 (h)	2,182	2,244
4.841% due 06/01/2024	58	59
4.865% due 11/01/2035 (h)	920	939
4.884% due 10/01/2035 (h)	827	824
5.000% due 11/15/2021 - 12/15/2031 (h)	7,002	7,167
5.032% due 08/01/2035 (h)	1,043	1,066
5.103% due 10/01/2035 (h)	899	924

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.226% due 03/01/2036 (h)	$1,046	$1,078
5.335% due 09/01/2035 (h)	187	193
5.500% due 06/01/2036 (h)	3,549	3,694
6.000% due 09/01/2021 - 11/01/2023 (h)	4,377	4,596
7.000% due 09/01/2036 (h)	5,115	5,378

Ginnie Mae
4.125% due 10/20/2029 (h)	39	39
4.500% due 09/15/2033 (h)	38	38
6.000% due 08/20/2034 - 09/20/2038 (h)	12,882	13,545
6.000% due 05/01/2039	13,000	13,542

Small Business Administration
4.625% due 02/01/2025	834	876
4.754% due 08/10/2014	46	47
5.110% due 04/01/2025	1,880	1,992

		487,087

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	21,500	21,312

Total United States (Cost $1,827,513)		1,483,486

SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.6%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	3,159	3,159
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $3,227. Repurchase proceeds are $3,159.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$8,300	$8,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $8,496. Repurchase proceeds are $8,300.)

		11,459

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (g)	280	280

U.S. TREASURY BILLS 3.1%
0.199% due 04/02/2009 - 06/11/2009 (c)(e)(f)(g)	59,860	59,853

Total Short-Term Instruments (Cost $71,592)		71,592

PURCHASED OPTIONS (k) 0.0%
(Cost $146)		172

Total Investments 143.8% (Cost $3,196,053)		$2,742,519

Written Options (l) (0.8%) (Premiums $6,477)		(16,075)

Other Assets and Liabilities (Net) (43.0%)		(819,040)

Net Assets 100.0%		$1,907,404

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	The Foreign Bond Fund (Unhedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $960 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $53,413 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $640 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $431,625 at a weighted average interest rate of 2.214%. On March 31, 2009, securities valued at $467,237 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $14,548 and cash of $13,532 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	334	$134
90-Day Euribor June Futures	Long	06/2010	394	264
90-Day Euribor March Futures	Long	03/2010	195	55
90-Day Euribor March Futures	Long	03/2011	22	0
90-Day Euribor September Futures	Long	09/2010	584	209
Euro-Bobl June Futures	Long	06/2009	80	37
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	20	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.250	Long	06/2009	66	0
Euro-Bobl June Futures Put Options Strike @ EUR 104.500	Long	06/2009	88	0
Euro-Bobl May Futures Put Options Strike @ EUR 106.250	Long	05/2009	289	0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	119	142
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	1,156	0
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 107.500	Long	06/2009	312	0
Euro-Schatz June Futures	Long	06/2009	23	5
Euro-Schatz June Futures	Short	06/2009	23	1
Japan Government 10-Year Bond June Futures	Long	06/2009	16	(191)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	106	23

82	PIMCO Funds	See Accompanying Notes

March 31, 2009

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	$275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	697
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	105	355

				$2,006

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,000	$41	$0	$41
Ace INA Holdings, Inc.	DUB	(0.610%	)	06/20/2015	1.250%		1,500	53	0	53
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Alcan, Inc.	BOA	(0.290%	)	03/20/2011	1.406%		$2,600	56	0	56
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		1,100	34	0	34
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		1,600	23	0	23
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	1.021%		700	(4)	0	(4)
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	3.457%		1,600	278	0	278
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	3.974%		4,000	332	0	332
Barclays Bank PLC	RBS	(2.600%	)	12/20/2013	2.100%		5,000	(111)	0	(111)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		6,900	732	0	732
Bear Stearns Cos., Inc.	BNP	(2.180%	)	03/20/2018	1.790%		15,500	(442)	0	(442)
Bear Stearns Cos., Inc.	DUB	(0.770%	)	03/20/2018	1.790%		4,000	289	0	289
Bear Stearns Cos., Inc.	RBS	(2.223%	)	03/20/2018	1.790%		500	(16)	0	(16)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		2,700	(90)	0	(90)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	2.836%		6,000	871	0	871
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	1.220%		2,800	122	0	122
Citigroup, Inc.	BCLY	(3.000%	)	12/20/2013	6.325%		3,800	442	0	442
Citigroup, Inc.	BCLY	(3.600%	)	12/20/2013	6.325%		7,000	664	0	664
Citigroup, Inc.	BCLY	(2.700%	)	12/20/2018	5.273%		2,000	295	0	295
Citigroup, Inc.	CSFB	(3.550%	)	12/20/2013	6.325%		3,900	377	0	377
CNA Financial Corp.	BOA	(0.940%	)	12/20/2014	3.454%		6,000	691	0	691
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		2,000	169	0	169
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,600	29	0	29
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.700%		$1,000	(5)	0	(5)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.700%		4,600	(174)	0	(174)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	1.306%		1,700	36	0	36
Credit Suisse Group	DUB	(2.000%	)	06/20/2013	1.830%		28,600	(210)	0	(210)
CVS Caremark Corp.	DUB	(1.100%	)	06/20/2010	0.877%		4,100	(14)	0	(14)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%		700	11	0	11
Daimler Canada Finance, Inc.	RBC	(0.350%	)	06/20/2009	2.840%		2,000	11	0	11
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		700	20	0	20
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,100	60	0	60
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		1,300	428	0	428
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%		2,300	291	0	291
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		1,400	2	0	2
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	2.454%		5,000	446	0	446
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,500	230	0	230
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	2.439%		3,800	279	0	279
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	2.439%		5,700	379	0	379
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		1,200	157	0	157
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		800	8	0	8
H.J. Heinz Finance Co.	RBS	(0.306%	)	03/20/2012	0.725%		2,900	35	0	35
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	7.146%		2,900	867	0	867
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		700	109	0	109
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		8,000	1,578	0	1,578
Home Depot, Inc.	BCLY	(1.150%	)	03/20/2016	1.768%		8,000	290	0	290
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	10.693%		8,250	2,636	0	2,636
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,400	917	0	917
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	22.414%		8,000	2,910	0	2,910
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	19.688%		8,000	3,146	0	3,146
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%		2,600	105	0	105
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	1.790%		5,200	383	0	383
JPMorgan Chase & Co.	CSFB	(1.500%	)	12/20/2013	2.061%		4,300	99	0	99
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		200	15	0	15
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		3,600	268	0	268
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	2.902%		1,900	284	0	284
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	49	0	49
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		$700	(4)	0	(4)
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		500	9	0	9
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		800	26	0	26

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		$700	$23	$0	$23
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		1,900	(2)	0	(2)
Masco Corp.	CITI	(1.910%	)	12/20/2016	4.632%		30,000	4,337	0	4,337
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		700	96	0	96
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%		2,200	108	0	108
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%		1,900	29	0	29
Merck & Co., Inc.	RBS	(0.550%	)	03/20/2015	0.762%		2,700	31	0	31
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	5.148%		10,000	2,056	0	2,056
Morgan Stanley	JPM	(1.350%	)	12/20/2015	3.448%		7,200	777	0	777
Morgan Stanley	RBS	(0.320%	)	12/20/2016	3.307%		2,200	377	0	377
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		800	133	0	133
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.838%		6,800	96	0	96
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%		8,000	(109)	0	(109)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	1.900%		8,000	611	0	611
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,000	36	0	36
Prologis	BOA	(1.480%	)	12/20/2015	16.656%		8,000	3,225	0	3,225
RadioShack Corp.	DUB	(1.400%	)	06/20/2013	2.100%		6,400	169	0	169
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		7,800	203	0	203
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		8,000	672	0	672
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.596%		1,600	10	0	10
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		400	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	2.800%		2,300	208	0	208
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		8,000	2,116	0	2,116
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	8,000	156	0	156
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$3,300	375	0	375
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	7.416%		3,700	634	0	634
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,000	69	0	69
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	3.802%		6,000	664	0	664
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,500	614	0	614
UBS Warburg LLC	BCLY	(1.820%	)	12/20/2013	2.290%	EUR	12,300	307	0	307
UBS Warburg LLC	BCLY	(2.150%	)	12/20/2013	2.290%		1,900	13	0	13
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		2,000	8	0	8
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		6,000	7	0	7
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%		3,300	(11)	0	(11)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,400	(8)	0	(8)
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%	EUR	2,000	8	0	8
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		500	2	0	2
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%		1,800	44	0	44
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%		$1,000	15	0	15
Valero Energy Corp.	CITI	(1.120%	)	06/20/2017	2.050%		2,000	123	0	123
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		1,800	(19)	0	(19)
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		700	32	0	32
Viacom, Inc.	RBS	(3.250%	)	06/20/2011	2.829%		300	(3)	0	(3)
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		3,300	(13)	0	(13)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		3,400	(18)	0	(18)
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		2,660	(18)	0	(18)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		6,400	(46)	0	(46)
Vivendi	RBS	(3.100%	)	06/20/2013	1.674%		1,440	(81)	0	(81)
Wells Fargo & Co.	RBS	(1.750%	)	12/20/2013	2.968%		3,200	156	0	156
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,500	42	0	42
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		$500	106	0	106

								$38,999	$0	$38,999

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,500	$(57)	$0	$(57)
Berkshire Hathaway Finance Corp.	GSC	0.980%	09/20/2013	3.793%	2,900	(307)	0	(307)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2013	3.793%	3,600	(379)	0	(379)
Brazil Government International Bond	JPM	1.260%	08/20/2011	2.570%	4,200	(121)	0	(121)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	5,800	(155)	0	(155)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	2,000	(64)	(100)	36
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	400	(24)	0	(24)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	1,000	(63)	0	(63)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	4,000	(163)	0	(163)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	2,800	(56)	0	(56)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	7,000	(209)	0	(209)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,500	(288)	0	(288)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	11,100	41	0	41
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,200	9	0	9

84	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	$1,400	$(593)	$0	$(593)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	5,800	(205)	0	(205)

						$(2,634)	$(100)	$(2,534)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		$55,925	$5,551	$(397)	$5,948
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		7,320	727	(50)	777
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		36,307	3,463	86	3,377
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017		88,816	8,471	2,193	6,278
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		7,613	726	57	669
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		186,904	17,825	3,473	14,352
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	15,200	102	(1,373)	1,475
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		13,100	2,308	(89)	2,397
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		4,400	775	(24)	799

							$39,948	$3,876	$36,072

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(7,010)	$(2,724)	$(4,286)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	4,000	(2,799)	(1,505)	(1,294)

					$(9,809)	$(4,229)	$(5,580)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$463	$(11)	$474
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	800	(16)	816
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	922	23	899
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	132	0	132
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		3,300	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,000	20	0	20
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	474	0	474
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	DUB	AUD	9,800	0	5	(5)
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		236,000	(17)	141	(158)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	13,200	(652)	(4)	(648)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(533)	(140)	(393)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(546)	(146)	(400)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(839)	(81)	(758)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(3,589)	(799)	(2,790)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(807)	(7)	(800)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC	CAD	18,000	405	(19)	424
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$16,800	(1,564)	318	(1,882)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		30,300	(2,821)	912	(3,733)

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		$63,900	$(5,949)	$1,988	$(7,937)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		31,700	(2,951)	534	(3,485)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		32,000	(2,979)	(2,904)	(75)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(9,653)	601	(10,254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(2,988)	(73)	(2,915)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,200	(7,630)	268	(7,898)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		22,700	(2,178)	(2,746)	568
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		38,300	1,429	419	1,010
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		25,300	944	(79)	1,023
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(310)	(27)	(283)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		8,300	(2,868)	(534)	(2,334)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(3,696)	(738)	(2,958)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM	EUR	348,500	8,824	2,943	5,881
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		76,800	687	86	601
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		111,900	(131)	(1,005)	874
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	2,600	(455)	(663)	208
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	30	40	(10)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,820,000	9,428	6,853	2,575
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		2,360,000	573	410	163
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	UBS		860,000	172	200	(28)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(2,651)	72	(2,723)

							$(30,200)	$5,755	$(35,955)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$143.000	05/22/2009	143	$3	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	146.000	05/22/2009	30	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	75.000	05/22/2009	507	5	8

				$8	$11

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$0.980	04/01/2009	EUR	500,000	$68	$1
Call - OTC USD versus JPY	JPY	118.500	04/16/2009		$300,000	30	160

						$98	$161

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2039	$84.094	06/04/2009	$24,000	$3	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	87.000	06/04/2009	7,000	1	0
Put - OTC Fannie Mae 5.500% due 06/01/2039	88.000	06/04/2009	20,000	2	0
Put - OTC Freddie Mac 5.500% due 04/01/2039	84.000	04/06/2009	15,000	2	0
Put - OTC Freddie Mac 5.500% due 06/01/2039	87.250	06/04/2009	61,500	7	0
Put - OTC Ginnie Mae 6.000% due 06/01/2039	93.000	06/11/2009	83,000	10	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	52.000	06/12/2009	19,300	2	0
Put - OTC U.S. Treasury Note 2.500% due 03/15/2013	83.000	04/17/2009	6,000	0	0
Put - OTC U.S. Treasury Note 4.250% due 08/15/2013	89.000	04/17/2009	50,500	6	0
Put - OTC U.S. Treasury Note 4.250% due 11/15/2013	88.000	04/17/2009	58,800	7	0

				$40	$0

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	126	$30	$30
Call - CBOT U.S. Treasury 10-Year Note May Futures	127.000	04/24/2009	272	120	53
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	126	41	27
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,406	909	27
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	523	226	52

				$1,326	$189

86	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	6,000	$65	$99
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		6,000	63	0
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	3,199
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		17,000	180	7
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$21,000	160	34
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		9,600	40	25
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		12,400	58	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		12,400	90	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		20,000	136	32
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		2,000	9	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,500	118	31
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		5,000	48	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		31,700	859	5,285
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		57,000	142	7
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		80,500	370	31
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		600	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		600	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		68,600	62	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009		14,100	32	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		32,100	60	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		43,500	112	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	2,834
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	4,226

								$4,829	$15,842

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$44,000	$133	$16
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	22,000	108	27
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	31,000	81	1

				$322	$44

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	24,822	1,077,300		0		138,008		24,290	22,409
Closing Buys	(23,299)	(1,475,000)		(50,600)		(130,708)		(39,490)	(36,760)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,453	$579,800	AUD	0	EUR	101,200	GBP	0	$6,477

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	03/26/2008	$955	$836	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,327	3,243	0.17%

				$5,282	$4,079	0.21%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$4,000	$4,080	$4,142
Freddie Mac	6.000%	04/01/2039	1,700	1,754	1,777

				$5,834	$5,919

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(207)	$(207)
Sell		HSBC	38,915	04/2009	0	(1)	(1)
Sell	AUD	DUB	14,214	04/2009	0	(831)	(831)
Buy		UBS	1,375	05/2009	0	(10)	(10)
Sell	BRL	RBC	404	06/2009	41	0	41
Buy	CAD	BNP	8,760	04/2009	101	(4)	97
Sell		BNP	8,541	04/2009	0	(100)	(100)
Buy		GSC	1,490	04/2009	21	0	21
Buy		JPM	17,400	04/2009	10	0	10
Sell		JPM	17,504	04/2009	184	0	184
Buy		RBS	2,400	04/2009	0	(46)	(46)
Buy		UBS	3,000	04/2009	10	0	10
Sell		UBS	1,271	04/2009	0	(22)	(22)
Buy	CLP	BCLY	449,185	05/2009	0	(8)	(8)
Sell		CITI	479,200	05/2009	12	0	12
Sell		DUB	449,185	05/2009	2	0	2
Buy		HSBC	479,200	05/2009	88	0	88
Sell		BCLY	449,185	11/2009	10	0	10
Buy		CITI	479,200	11/2009	0	(14)	(14)
Buy	CNY	BCLY	194,369	05/2009	216	(628)	(412)
Sell		BCLY	162,373	05/2009	0	(369)	(369)
Buy		CITI	139,089	05/2009	0	(910)	(910)
Sell		DUB	85,852	05/2009	0	(272)	(272)
Buy		HSBC	32,333	05/2009	0	(141)	(141)
Sell		HSBC	105,191	05/2009	53	(119)	(66)
Buy		JPM	60,488	05/2009	0	(349)	(349)
Sell		JPM	75,448	05/2009	0	(270)	(270)
Buy		MSC	28,011	05/2009	0	(168)	(168)
Sell		UBS	25,427	05/2009	0	(83)	(83)
Buy		BCLY	4,341	07/2009	0	(40)	(40)
Sell		BCLY	39,954	07/2009	0	(127)	(127)
Buy		DUB	65,957	07/2009	0	(578)	(578)
Buy		HSBC	20,656	07/2009	0	(180)	(180)
Buy		JPM	27,196	07/2009	0	(237)	(237)
Sell		JPM	78,197	07/2009	0	(297)	(297)
Buy		BCLY	5,937	09/2009	11	0	11
Buy		CITI	5,900	09/2009	15	0	15
Buy		DUB	26,747	09/2009	62	0	62
Sell		DUB	55,341	09/2009	0	(276)	(276)
Buy		HSBC	11,926	09/2009	29	0	29
Buy		JPM	4,832	09/2009	9	0	9
Buy		BCLY	27,062	05/2010	0	(410)	(410)
Sell		BCLY	57,554	05/2010	0	(440)	(440)
Buy		MLP	30,492	05/2010	0	(446)	(446)
Buy	DKK	UBS	128,317	06/2009	1,268	0	1,268
Buy	EUR	BCLY	6,481	04/2009	79	0	79
Sell		BCLY	47,011	04/2009	1,084	(600)	484
Buy		BNP	3,880	04/2009	5	(121)	(116)
Sell		BNP	3,636	04/2009	129	(14)	115
Buy		CITI	1,080	04/2009	0	(36)	(36)
Sell		CITI	3,719	04/2009	0	(118)	(118)
Buy		GSC	928	04/2009	16	0	16
Sell		GSC	25,600	04/2009	633	(177)	456
Buy		HSBC	524,071	04/2009	34,452	0	34,452
Sell		HSBC	3,260	04/2009	105	0	105
Sell		JPM	9	04/2009	0	0	0
Buy		MSC	7,324	04/2009	0	(214)	(214)
Sell		MSC	1,313	04/2009	0	(87)	(87)
Buy		RBS	2,986	04/2009	60	0	60
Buy		UBS	5,103	04/2009	0	(111)	(111)
Sell	GBP	BCLY	10,352	04/2009	198	0	198
Buy		BNP	93	04/2009	3	0	3
Buy		CITI	1,752	04/2009	0	(36)	(36)
Sell		CITI	1,101	04/2009	0	(36)	(36)
Sell		CSFB	6,399	04/2009	0	(354)	(354)
Buy		DUB	19,291	04/2009	0	(285)	(285)
Buy		HSBC	1,088	04/2009	25	0	25
Buy		JPM	304	04/2009	11	0	11
Sell		JPM	1,894	04/2009	1	(62)	(61)
Buy		MSC	72,378	04/2009	31	(832)	(801)
Buy		RBS	2,694	04/2009	62	0	62
Sell		RBS	1,314	04/2009	0	(10)	(10)
Sell		UBS	12,771	04/2009	503	0	503

88	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	22,493	04/2009	$0	$(8)	$(8)
Buy		BOA	15,747	04/2009	1	0	1
Buy		CITI	13,501	04/2009	0	(4)	(4)
Buy		DUB	13,553	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(6)	(6)
Sell		JPM	84,300	04/2009	0	(19)	(19)
Sell		BOA	512	07/2009	0	0	0
Sell		CITI	510	07/2009	0	0	0
Sell		DUB	449	07/2009	0	0	0
Sell	JPY	CITI	266,816	04/2009	27	0	27
Buy		RBS	50,790	04/2009	0	0	0
Sell		BCLY	998,504	05/2009	40	0	40
Buy		BNP	37,667,071	05/2009	0	(6,524)	(6,524)
Sell		BNP	1,003,525	05/2009	199	0	199
Buy		CITI	2,929	05/2009	0	0	0
Sell		CITI	3,767,104	05/2009	388	0	388
Buy		DUB	540,338	05/2009	0	(126)	(126)
Sell		DUB	2,648,706	05/2009	472	0	472
Sell		GSC	488,111	05/2009	55	0	55
Buy		HSBC	1,075	05/2009	0	0	0
Sell		HSBC	351,084	05/2009	22	0	22
Sell		JPM	109,020	05/2009	7	0	7
Buy		MSC	280,028	05/2009	0	(13)	(13)
Buy		RBS	100,000	05/2009	1	0	1
Sell		RBS	334,613	05/2009	19	0	19
Buy		UBS	147,153	05/2009	0	(24)	(24)
Sell		UBS	1,678,076	05/2009	137	0	137
Buy		MSC	37,513,107	06/2009	0	(5,990)	(5,990)
Sell	KRW	BCLY	81,715	04/2009	1	0	1
Sell		BOA	57,217	04/2009	0	0	0
Buy	MXN	CITI	2,744	05/2009	0	(59)	(59)
Sell		CITI	124	05/2009	0	0	0
Sell		JPM	2,753	05/2009	0	0	0
Buy		MLP	133	05/2009	0	(1)	(1)
Buy		CITI	124	11/2009	0	0	0
Buy	MYR	BCLY	4,757	04/2009	0	(55)	(55)
Sell		BCLY	3,941	04/2009	0	(2)	(2)
Buy		BOA	4,029	04/2009	0	(45)	(45)
Buy		CITI	8,157	04/2009	0	(83)	(83)
Buy		HSBC	4,150	04/2009	0	(42)	(42)
Sell		HSBC	577	04/2009	2	0	2
Sell		JPM	9,974	04/2009	80	0	80
Buy		BCLY	3,965	08/2009	7	0	7
Sell		BCLY	10,708	08/2009	84	0	84
Buy	PHP	BCLY	3,327	05/2009	1	0	1
Buy		CITI	81,236	05/2009	5	(9)	(4)
Buy		JPM	24,250	05/2009	0	0	0
Sell		CITI	115,076	08/2009	34	0	34
Sell	PLN	DUB	759	05/2009	50	0	50
Buy		HSBC	390	05/2009	0	(61)	(61)
Sell		HSBC	312	05/2009	15	0	15
Buy		JPM	681	05/2009	0	(42)	(42)
Sell	RUB	BCLY	167,096	05/2009	119	0	119
Sell		HSBC	6,573	05/2009	16	0	16
Sell		JPM	158,869	05/2009	1,222	0	1,222
Buy		UBS	332,538	05/2009	0	(4,000)	(4,000)
Buy	SAR	JPM	32,653	04/2009	0	(134)	(134)
Sell		JPM	32,653	04/2009	0	(21)	(21)
Sell	SEK	MSC	51,847	04/2009	0	(692)	(692)
Buy		RBS	51,847	04/2009	17	0	17
Sell		CITI	16,807	06/2009	26	(34)	(8)
Buy		MSC	51,847	06/2009	592	0	592
Sell		RBS	51,847	06/2009	0	(17)	(17)
Buy		UBS	110,120	06/2009	1,422	0	1,422
Buy	SGD	CITI	3,678	04/2009	0	(103)	(103)
Buy		DUB	2,346	04/2009	0	(48)	(48)
Buy		HSBC	936	04/2009	0	(25)	(25)
Sell		JPM	9,960	04/2009	183	0	183
Buy		RBS	1,523	04/2009	0	(35)	(35)
Buy		HSBC	1,360	07/2009	0	(47)	(47)
Buy	TWD	CITI	3,653	05/2009	0	(3)	(3)
Sell		JPM	5,804	05/2009	0	(1)	(1)
Buy	ZAR	BCLY	74	05/2009	1	0	1
Sell		BCLY	74	05/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	BCLY	74	11/2009	$0	$0	$0

					$44,784	$(28,951)	$15,833

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$111	$2,708,098	$34,310	$2,742,519
Short Sales, at value	0	(5,919)	0	(5,919)
Other Financial Instruments ++	2,007	27,881	2,878	32,766

Total	$2,118	$2,730,060	$37,188	$2,769,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$50,254	$18,278	$172	$(282)	$(16,177)	$(17,935)	$34,310
Other Financial Instruments ++	(789)	0	0	0	3,667	0	2,878

Total	$49,465	$18,278	$172	$(282)	$(12,510)	$(17,935)	$37,188

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$3,508

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	3,994
4.500% due 02/20/2014	AUD	18,900	13,046

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

National Australia Bank Ltd.
1.462% due 06/29/2016		5,600	4,603
1.489% due 06/19/2017		500	399

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,452

Puma Finance Ltd.
1.321% due 02/21/2038		$4,051	3,655
3.272% due 08/22/2037	AUD	4,468	2,887
3.510% due 07/12/2036		1,997	1,313

Seven Media Group
5.365% due 02/07/2013		6,286	2,164
6.267% due 02/07/2013		1,505	518

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$6,692	5,828

Swan Trust
1.302% due 05/12/2037		326	304

Torrens Trust
3.587% due 10/19/2038	AUD	11,046	6,984

Total Australia (Cost $63,591)			53,811

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$10,700	9,839

Total Bermuda (Cost $9,870)			9,839

CANADA 3.7%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,668

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	14,379

Canada Government Bond
5.750% due 06/01/2029		3,800	3,921
8.000% due 06/01/2023		11,500	13,907

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,031

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,250

Province of Ontario Canada
4.700% due 06/02/2037		13,000	10,149
5.600% due 06/02/2035		8,600	7,486
6.200% due 06/02/2031		2,200	2,029

Province of Quebec Canada
5.000% due 12/01/2038		12,100	9,533
5.750% due 12/01/2036		8,800	7,613

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,276

Total Canada (Cost $104,137)			98,523

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAYMAN ISLANDS 1.3%

Foundation Re II Ltd.
7.988% due 11/26/2010		$1,650	$1,582

Green Valley Ltd.
6.329% due 01/10/2011	EUR	2,400	3,057

Longpoint Re Ltd.
6.570% due 05/08/2010		$2,900	2,817

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		4,300	3,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	7,178

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	2,329

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010		$400	382
9.011% due 06/07/2010		6,300	6,068

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	362	4

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$4,400	2,714
6.164% due 01/29/2049	GBP	1,412	770

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $43,082)			34,091

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,275	234

Realkredit Danmark A/S
5.000% due 10/01/2038		14,997	2,528

Total Denmark (Cost $2,713)			2,762

FRANCE 2.0%

AUTO Asset-Backed Securities
1.977% due 02/25/2019	EUR	300	362

AXA S.A.
3.750% due 01/01/2017		430	1,038

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	2,202

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,095

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	1,925

France Government Bond
4.750% due 04/25/2035	EUR	11,600	16,772
5.750% due 10/25/2032		11,100	18,032

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$7,000	6,551

Total France (Cost $65,911)			54,977

GERMANY 9.7%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,991

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Driver One GmbH
1.290% due 10/21/2015	EUR	100	$124

Republic of Germany
4.000% due 01/04/2037		8,300	11,164
4.750% due 07/04/2034		9,000	13,255
5.500% due 01/04/2031		33,550	53,489
5.625% due 01/04/2028		24,870	39,798
6.250% due 01/04/2030		20,712	35,702
6.500% due 07/04/2027		56,860	99,605

Total Germany (Cost $242,852)			259,128

IRELAND 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		300	343

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035		1,167	1,279

DECO Series
2.369% due 10/27/2019		50	49

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	2,324

German Residential Asset Note Distributor PLC
2.693% due 07/20/2016	EUR	1,499	1,494

Immeo Residential Finance PLC
1.810% due 12/15/2016		4,277	3,955

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,686	3,432
1.528% due 07/10/2019		500	594

Total Ireland (Cost $19,746)			17,094

ITALY 0.3%

IntesaBci Sec 2 SRL
2.115% due 08/28/2023	EUR	3,416	4,339

Locat Securitisation Vehicle SRL
1.847% due 12/12/2028		100	121

Siena Mortgages SpA
1.880% due 12/16/2038		653	819

Vela Home SRL
2.534% due 10/24/2027		1,534	1,987

Total Italy (Cost $7,993)			7,266

JAPAN 21.6%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,609

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,088,280	9,521
1.000% due 06/10/2016		3,492,620	30,486
1.100% due 12/10/2016		6,088,720	53,239
1.200% due 03/10/2017		50,300	439
1.200% due 06/10/2017		10,203,670	88,386
1.200% due 12/10/2017		10,547,340	91,045
1.400% due 06/10/2018		777,660	6,782

Japan Government International Bond
1.500% due 12/20/2017		8,910,000	92,506

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 09/20/2018	JPY	2,150,000	$22,162
1.800% due 06/20/2017		4,680,000	49,818
2.300% due 06/20/2035		5,250,000	55,417
2.400% due 03/20/2034		2,470,000	26,583
2.500% due 09/20/2035		1,730,000	19,004
2.500% due 09/20/2036		1,690,000	18,535
2.500% due 09/20/2037		250,000	2,760

Resona Bank Ltd.
5.850% due 09/29/2049		$9,600	4,902

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	825

Total Japan (Cost $589,312)			580,376

JERSEY, CHANNEL ISLANDS 0.2%

Arran Master Trust
1.370% due 12/15/2012		$400	365

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	598

Lloyds TSB Capital
7.375% due 12/29/2049		500	249

WPP PLC
6.000% due 04/04/2017	GBP	4,075	4,555

Total Jersey, Channel Islands (Cost $6,454)			5,767

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,454

Total Liberia (Cost $1,735)			1,454

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,166

Silver Arrow S.A.
1.341% due 08/15/2014	EUR	165	217

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	9,854

Total Luxembourg (Cost $17,745)			14,237

NETHERLANDS 1.0%

Atomium Mortgage Finance BV
1.753% due 07/01/2034	EUR	327	434

Delphinus BV
1.680% due 09/25/2096		400	495

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	12,578

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.048% due 07/02/2037		222	274
3.208% due 10/02/2079		2,405	3,039

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	803	973

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		158	209

ING Bank NV
3.900% due 03/19/2014		$9,500	9,579

Saecure BV
2.017% due 05/25/2036	EUR	176	222

Total Netherlands (Cost $27,752)			27,861

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	$11,201

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,652

Total New Zealand (Cost $12,830)			12,853

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,261

Total Norway (Cost $4,770)			4,261

RUSSIA 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	711
7.343% due 04/11/2013		$1,600	1,410
8.146% due 04/11/2018		1,100	908

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		3,803	3,500

Total Russia (Cost $7,298)			6,529

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	4,740

Total South Korea (Cost $6,468)			4,740

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,082

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	4,681

Total Spain (Cost $34,260)			27,763

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$33,800	32,702

UBS AG
2.154% due 05/05/2010		16,200	16,168
2.219% due 06/19/2010		10,400	9,816
5.750% due 04/25/2018		5,000	4,192
5.875% due 12/20/2017		6,000	5,172
7.152% due 12/29/2049	EUR	4,100	2,342

Total Switzerland (Cost $76,070)			70,392

UNITED KINGDOM 13.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,761

Barclays Bank PLC
6.050% due 12/04/2017		$20,650	16,275
7.434% due 09/29/2049		3,300	1,373
7.700% due 04/29/2049		5,500	2,420

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	1,209	1,571

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	189

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	$6,584

Hanson Ltd.
6.125% due 08/15/2016		$2,000	861

HBOS PLC
6.750% due 05/21/2018		7,100	5,486

HSBC Holdings PLC
6.500% due 05/02/2036		16,400	13,590

Lloyds Banking Group PLC
5.920% due 09/29/2049		14,200	2,627

National Grid PLC
4.980% due 06/22/2011 (m)	CAD	4,900	3,845

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,365

Permanent Financing PLC
1.856% due 09/10/2032	EUR	100	123

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	1,314

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,297

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	10,361

United Kingdom Gilt
4.250% due 06/07/2032		18,700	27,752
4.250% due 03/07/2036		15,000	21,686
4.500% due 03/07/2019		20,000	31,940
4.750% due 09/07/2015		68,500	110,416
4.750% due 03/07/2020		25,200	40,801
4.750% due 12/07/2038		17,100	26,960
5.000% due 03/07/2025		3,800	6,166
8.000% due 06/07/2021		6,500	13,626
8.750% due 08/25/2017		4,500	9,267

Total United Kingdom (Cost $411,093)			373,656

UNITED STATES 68.8%

ASSET-BACKED SECURITIES 3.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,321	2,705

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		386	342

ACE Securities Corp.
0.572% due 07/25/2036		11	11

Amortizing Residential Collateral Trust
0.812% due 07/25/2032		44	17

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		221	119

Asset-Backed Funding Certificates
0.582% due 10/25/2036		107	103
0.582% due 01/25/2037		1,926	1,639

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		117	104

BA Credit Card Trust
0.756% due 01/15/2013		300	288

Bear Stearns Asset-Backed Securities Trust
0.592% due 12/25/2036		81	62
0.602% due 10/25/2036		69	60
0.922% due 10/27/2032		141	89
0.972% due 03/25/2043		12	11
1.182% due 10/25/2032		79	46
1.522% due 10/25/2037		165	107

BNC Mortgage Loan Trust
0.622% due 05/25/2037		122	91

92	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	$1,704	$1,569
0.842% due 10/25/2035	227	197

Chase Issuance Trust
0.556% due 04/16/2012	800	777
0.806% due 09/15/2011	2,200	2,178
1.306% due 08/17/2015	800	709
2.820% due 09/15/2015	26,700	24,462

Citibank Credit Card Issuance Trust
1.241% due 05/21/2012	100	97

Citicorp Residential Mortgage Securities, Inc.
0.612% due 03/25/2037	1,814	1,747

Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037	37	36
0.622% due 10/25/2036	341	301

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	448	326
6.681% due 12/01/2033	372	303

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	330	282
0.572% due 12/25/2046	20	19
0.572% due 06/25/2047	2,315	2,057
0.592% due 06/25/2047	599	538
0.602% due 06/25/2037	78	69
0.602% due 10/25/2047	469	415
0.622% due 09/25/2047	6,525	5,572
0.632% due 10/25/2046	276	248
0.702% due 09/25/2036	684	476
0.862% due 12/25/2036	1,322	756

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	74	65

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	45	42
1.142% due 01/25/2032	76	36

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	315	281
0.592% due 12/25/2037	48	44

Fremont Home Loan Trust
0.572% due 10/25/2036	49	45
0.582% due 01/25/2037	83	71
0.632% due 02/25/2036	124	110

Home Equity Asset Trust
1.122% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	1,248	1,179

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	76	67
0.612% due 10/25/2036	1,312	1,074
0.632% due 08/25/2036	200	88

Lehman XS Trust
0.602% due 08/25/2046	19	18

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	122	117
0.582% due 11/25/2036	114	105

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	24	23
0.582% due 04/25/2037	1	1
0.592% due 08/25/2036	550	518
0.602% due 09/25/2037	226	206
0.642% due 02/25/2037	246	204

Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	346	249

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	$155	$126

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037	416	345
0.642% due 04/25/2037	45	40

Nelnet Student Loan Trust
1.689% due 04/27/2015	84	83

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	415	315

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	173	95

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	615	531
0.602% due 10/25/2036	122	113
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.592% due 02/25/2037	378	333
1.022% due 07/25/2032	264	120

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037	110	72

SLC Student Loan Trust
1.214% due 02/15/2015	122	122
1.770% due 06/15/2017	100	93

SLM Student Loan Trust
1.139% due 04/25/2014	110	109
1.149% due 10/27/2014	2,102	2,093
1.159% due 10/25/2013	147	147
1.159% due 07/25/2017	200	190
1.520% due 12/17/2018	23	22
1.659% due 10/25/2017	9,100	8,784
1.839% due 07/25/2013	642	639
1.959% due 10/25/2013	90	90
2.659% due 04/25/2023	28,616	28,124

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	138	113
0.602% due 01/25/2037	114	109

South Carolina Student Loan Corp.
1.761% due 09/02/2014	292	289

Structured Asset Securities Corp.
0.812% due 01/25/2033	17	9

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	18	17
0.752% due 10/25/2035	2,045	1,829

		98,445

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	18,223	9,829

Ford Motor Co.
3.560% due 12/16/2013	2,151	1,036

NRG Energy, Inc.
1.979% due 02/01/2013	196	177
2.959% due 02/01/2013	670	605

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	15	10
4.018% due 10/10/2014	23	15
4.033% due 10/10/2014	2,932	1,941

		13,613

CORPORATE BONDS & NOTES 27.0%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,372

Allstate Life Global Funding II
1.901% due 05/21/2010	14,900	14,201

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$5,700	$5,520

Altria Group, Inc.
9.700% due 11/10/2018		11,500	12,546

American Express Bank FSB
0.581% due 04/26/2010		19,550	18,330
0.714% due 06/12/2012		3,400	2,596
5.500% due 04/16/2013		21,700	18,739

American Express Co.
7.000% due 03/19/2018		13,900	12,289

American Express Credit Corp.
1.920% due 05/27/2010		200	189
5.875% due 05/02/2013		4,500	3,956

American International Group, Inc.
1.252% due 10/18/2011		5,000	2,619
4.875% due 03/15/2067	EUR	5,500	621
4.950% due 03/20/2012		$10,000	4,893
5.600% due 10/18/2016		1,300	575
5.750% due 03/15/2067	GBP	8,200	1,000
5.850% due 01/16/2018		$17,000	6,668
8.000% due 05/22/2038	EUR	17,100	2,499
8.175% due 05/15/2058		$17,500	1,492
8.250% due 08/15/2018		5,400	2,314

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,861

AT&T, Inc.
5.500% due 02/01/2018		16,200	15,695
6.300% due 01/15/2038		11,100	9,793

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,988
6.500% due 01/15/2014		1,000	994

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,418

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,483

Bank of America Corp.
1.356% due 11/06/2009		6,820	6,731
4.750% due 05/23/2017	EUR	12,700	9,148
8.125% due 12/29/2049		$17,900	7,363

Bank of America N.A.
1.331% due 06/12/2009		900	899

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,863
7.250% due 02/01/2018		7,000	7,245

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,704

Boston Scientific Corp.
6.000% due 06/15/2011		400	390
6.400% due 06/15/2016		4,300	4,021

Brunswick Corp.
11.750% due 08/15/2013		3,000	1,982

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,632

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,233

CIT Group, Inc.
1.358% due 08/17/2009		7,800	6,970

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	8,976

Citigroup Funding, Inc.
2.291% due 05/07/2010		14,900	13,379

Citigroup, Inc.
1.698% due 06/28/2013	EUR	4,000	3,769
4.750% due 02/10/2019		2,350	1,561
5.500% due 04/11/2013		$10,200	8,972

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2017		$7,000	$6,055
6.125% due 05/15/2018		21,100	18,255
8.400% due 04/29/2049		3,500	1,982

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,180
6.000% due 08/15/2011		3,600	3,142

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,701

CSX Corp.
6.750% due 03/15/2011		2,500	2,518

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	972
5.750% due 09/08/2011		1,900	1,797

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,927

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,510

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,395

GATX Financial Corp.
5.125% due 04/15/2010		500	473

General Electric Capital Corp.
2.151% due 05/22/2013		7,100	5,699
4.625% due 09/15/2066	EUR	700	377
5.875% due 01/14/2038		$2,500	1,793
6.375% due 11/15/2067		9,200	4,474
6.875% due 01/10/2039		13,700	11,217

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	2,185

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,709

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$2,900	1,976
2.465% due 01/30/2017	EUR	6,050	5,467
5.375% due 02/15/2013		2,000	2,458
6.150% due 04/01/2018		$4,500	4,120
6.250% due 09/01/2017		5,700	5,294
6.750% due 10/01/2037		3,300	2,240

HCP, Inc.
5.650% due 12/15/2013		6,000	4,522
5.950% due 09/15/2011		1,400	1,201

Humana, Inc.
6.300% due 08/01/2018		6,300	4,985

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	1,628
5.400% due 02/15/2012		2,700	1,519
6.625% due 11/15/2013		7,000	3,882

International Paper Co.
7.950% due 06/15/2018		3,000	2,291

JPMorgan Chase & Co.
0.583% due 05/07/2010		8,900	8,716
6.000% due 01/15/2018		10,000	10,125

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	3,999

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016		1,350	925
4.375% due 11/30/2021	EUR	2,500	2,148
6.000% due 10/01/2017		$13,050	12,261

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,093

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		5,100	3,236

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$9,000	$7,732

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,050
5.625% due 01/24/2013 (a)		6,800	850
6.875% due 05/02/2018 (a)		7,000	875

Lennar Corp.
5.950% due 10/17/2011		3,100	2,588

Loews Corp.
5.250% due 03/15/2016		1,200	1,096

Ltd. Brands, Inc.
6.900% due 07/15/2017		5,000	3,439

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,042

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,067
6.375% due 06/15/2017		4,300	3,460

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,146

Masco Corp.
5.875% due 07/15/2012		1,000	788

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		5,600	5,213
1.328% due 08/14/2009		3,800	3,718
2.148% due 05/30/2014	EUR	6,000	5,469
3.472% due 05/12/2010		$12,200	11,491
6.875% due 04/25/2018		14,900	11,679

Morgan Stanley
1.574% due 10/15/2015		5,100	3,629
2.148% due 11/29/2013	EUR	3,150	3,051
6.000% due 04/28/2015		$31,500	29,804
6.250% due 08/28/2017		1,300	1,209
6.625% due 04/01/2018		12,100	11,564

Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,568

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,251

NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	5,778

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	962
6.400% due 03/15/2018		4,000	3,244

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	855

Pricoa Global Funding I
2.066% due 06/04/2010		28,300	25,494

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	3,799

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	1,757

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,133

Reynolds American, Inc.
2.020% due 06/15/2011		800	721
6.750% due 06/15/2017		700	599

RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	4,964

Ryder System, Inc.
6.000% due 03/01/2013		5,000	4,488

Sealed Air Corp.
5.625% due 07/15/2013		6,900	5,944

Sempra Energy
6.150% due 06/15/2018		8,000	7,539

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sheraton Holding Corp.
7.375% due 11/15/2015		$5,000	$3,529

Simon Property Group LP
5.250% due 12/01/2016		7,000	5,224
5.625% due 08/15/2014		3,000	2,410

SLM Corp.
8.450% due 06/15/2018		7,000	3,786

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	848
6.500% due 03/01/2012		500	483

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,626

Sprint Capital Corp.
8.750% due 03/15/2032		800	540

Tyco International Ltd.
7.000% due 12/15/2019		7,000	5,948

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	1,888

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,047

UnitedHealth Group, Inc.
6.000% due 02/15/2018		14,700	14,157

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	13,662

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,946
6.250% due 04/30/2016		6,500	5,715

Wachovia Corp.
5.300% due 10/15/2011		3,500	3,458
5.500% due 05/01/2013		10,000	9,232
5.750% due 02/01/2018		3,200	2,841

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,226

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	3,433

			724,634

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		662	359

American Home Mortgage Assets
0.712% due 05/25/2046		853	301
0.732% due 10/25/2046		3,131	1,017
0.752% due 09/25/2046		726	150
2.333% due 02/25/2047		8,923	2,701
2.553% due 11/25/2046		13,360	3,966

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,028

Banc of America Funding Corp.
5.754% due 03/20/2036		1,217	705
5.979% due 10/20/2046		327	136
6.106% due 01/20/2047		860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,895	3,496

BCAP LLC Trust
0.692% due 01/25/2037		19,735	7,564

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		3,489	2,414
2.650% due 08/25/2035		5,201	3,641
2.940% due 03/25/2035		7,632	5,193
4.465% due 05/25/2034		1,221	962
4.550% due 08/25/2035		4,234	2,965
4.630% due 05/25/2034		780	777
4.651% due 10/25/2033		831	722

94	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.793% due 11/25/2034	$40	$29
5.395% due 02/25/2034	116	78

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	1,600	537
5.381% due 08/25/2036	618	252
5.491% due 09/25/2035	4,703	2,328
5.543% due 11/25/2035	308	118
5.721% due 11/25/2036	6,593	3,029
5.781% due 01/25/2036	177	65
5.786% due 02/25/2036	8,564	3,754
5.891% due 11/25/2036	1,530	698
6.250% due 08/25/2036	4,739	1,995

Bear Stearns Commercial Mortgage Securities
5.540% due 09/11/2041	200	167
5.700% due 06/11/2050	6,100	4,646

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	3,600	2,213

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	9,831

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	3,349	2,178
4.222% due 12/25/2035	578	444
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	13,712	8,855
5.936% due 03/25/2037	2,620	1,257
6.008% due 09/25/2037	4,364	2,180

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,800	3,579

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,895	1,653

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,600	570
0.712% due 09/25/2046	2,761	994
0.722% due 05/25/2036	195	70
0.725% due 02/20/2047	897	319
0.732% due 07/25/2046	175	63
0.740% due 12/20/2046	9,502	3,081
0.752% due 08/25/2046	611	120
0.755% due 03/20/2046	224	81
0.755% due 07/20/2046	2,238	809
0.802% due 02/25/2037	206	85
0.872% due 05/25/2037	1,502	546
3.133% due 11/25/2035	1,062	462
3.673% due 11/25/2035	904	402
5.250% due 06/25/2035	919	537
5.895% due 02/25/2037	762	389
6.000% due 10/25/2032	34	30
6.000% due 01/25/2037	3,516	1,922
6.000% due 04/25/2037	1,870	1,085
6.250% due 08/25/2037	1,192	596

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	53	22
0.842% due 03/25/2035	1,779	764
0.852% due 02/25/2035	39	17
4.120% due 11/19/2033	149	127
4.740% due 08/25/2034	341	187
4.785% due 11/25/2034	1,226	750
5.330% due 02/20/2036	3,133	1,820
5.390% due 02/25/2047	1,307	556
5.594% due 03/25/2037	1,270	546

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,139	545
4.462% due 05/25/2032	47	43
4.750% due 08/25/2033	559	463
4.878% due 07/25/2033	107	89

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	58	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	$504	$122

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	167	130
4.738% due 12/25/2033	663	500
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	165	132

GE Capital Commercial Mortgage Corp.
5.332% due 11/10/2045	3,300	2,547

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	2,279	2,170

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	107	86
0.602% due 01/25/2047	848	726
0.702% due 01/25/2037	1,645	597
0.732% due 04/25/2036	1,348	481
0.792% due 11/25/2045	326	149

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	2,967

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192
4.475% due 07/10/2039	500	471

GSR Mortgage Loan Trust
4.513% due 03/25/2033	892	750
4.541% due 09/25/2035	2,796	2,073

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	3,101	1,130
0.746% due 09/19/2037	1,080	385
0.746% due 01/19/2038	2,855	1,016
0.776% due 05/19/2035	2,246	829
0.796% due 03/19/2036	420	154
4.957% due 05/19/2033	1,225	951
5.143% due 07/19/2035	260	142

Homebanc Mortgage Trust
5.797% due 04/25/2037	1,204	812
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.522% due 07/25/2033	142	103

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,600	786

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	683	246

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.712% due 04/25/2037	449	79
0.712% due 09/25/2046	8,676	3,200
0.762% due 06/25/2037	468	173
0.772% due 02/25/2037	1,100	145
0.822% due 06/25/2037	1,247	405
5.013% due 12/25/2034	343	238

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,971	1,588
5.550% due 10/25/2036	2,357	1,851

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,300	2,911

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	770	775

JPMorgan Mortgage Trust
4.375% due 11/25/2033	911	772
4.500% due 09/25/2034	75	73
5.018% due 02/25/2035	9,707	7,713

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$204	$205

Lehman XS Trust
0.602% due 07/25/2046	1	1

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,115	1,845
0.822% due 05/25/2047	1,700	179
3.788% due 11/21/2034	139	106

MASTR Alternative Loans Trust
0.922% due 03/25/2036	861	326

MASTR Asset Securitization Trust
5.500% due 11/25/2017	570	577

Mellon Residential Funding Corp.
1.036% due 06/15/2030	177	148
2.629% due 10/20/2029	104	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	1,704
5.414% due 07/12/2046	7,800	5,163
5.957% due 08/12/2049	7,300	4,826

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	587	261
5.366% due 02/25/2033	326	284

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	132	80
1.316% due 03/15/2025	371	211
3.006% due 10/25/2035	6,855	4,595

Morgan Stanley Capital I
5.387% due 03/12/2044	1,300	1,001
5.692% due 04/15/2049	1,100	718

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,266	1,578
0.702% due 06/25/2046	7,637	2,929
0.722% due 12/25/2046	1,400	176
0.732% due 04/25/2046	123	48
0.792% due 05/25/2046	1,200	146
0.827% due 09/25/2046	2,000	199

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	858	584
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,300	505

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431
6.500% due 03/25/2032	232	209

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	2,300	1,892

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	789	550
4.931% due 02/25/2034	572	402
5.190% due 09/25/2034	425	317
5.246% due 05/25/2036	1,600	711
5.422% due 09/25/2036	1,600	699

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	528	489
0.712% due 06/25/2036	273	99
0.732% due 05/25/2046	1,521	555
0.742% due 05/25/2036	1,396	492
0.742% due 09/25/2047	6,300	1,007
0.772% due 09/25/2047	400	86
0.782% due 05/25/2046	838	175
0.806% due 07/19/2035	207	136
0.822% due 08/25/2036	1,800	216
0.832% due 12/25/2035	25	10
0.846% due 07/19/2034	44	24
3.133% due 08/25/2047	3,973	1,478

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	$775	$666
4.679% due 10/25/2043	267	219

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	502
5.416% due 01/15/2045	6,600	5,144
5.572% due 10/15/2048	600	437

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	93	38
0.782% due 11/25/2045	1,092	445
0.832% due 01/25/2045	1,214	488
1.062% due 12/25/2027	3,527	2,493
2.333% due 03/25/2047	3,931	1,256
2.373% due 01/25/2047	2,039	634
2.383% due 06/25/2047	889	151
2.393% due 04/25/2047	8,865	3,516
2.613% due 06/25/2046	332	127
2.633% due 02/25/2046	345	129
3.046% due 05/25/2041	19	17
3.133% due 07/25/2046	798	408
3.705% due 02/27/2034	1,127	901
3.955% due 10/25/2046	140	55
4.499% due 06/25/2033	282	222
5.414% due 02/25/2037	2,352	1,284
5.588% due 12/25/2036	9,197	4,601
5.695% due 02/25/2037	8,850	4,646
5.845% due 02/25/2037	2,546	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.772% due 07/25/2046	191	54
2.393% due 04/25/2047	913	249
2.403% due 04/25/2047	1,293	272
2.473% due 05/25/2047	856	235
2.573% due 07/25/2046	1,454	459

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	13,975	11,087
4.704% due 12/25/2033	48	39
4.950% due 03/25/2036	11,114	7,019
5.775% due 04/25/2036	1,090	338

		239,672

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,898

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,603
5.000% due 06/01/2037	1,000	862
5.000% due 11/01/2037	700	603

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,810	1,576

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	718

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	685

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,423

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	1,000	1,026

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027	700	704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022	$5,500	$5,671

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,349

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,155

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,530	1,277

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	301
5.500% due 06/01/2017	600	611

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,555

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	86

University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	1,200	1,139

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	4,500	1,898

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	3,299

		41,496

	SHARES
PIMCO FUNDS (c) 2.5%

Short-Term Floating NAV Portfolio	6,628,032	66,314

PREFERRED STOCKS 0.3%

DG Funding Trust
2.717% due 12/31/2049	640	6,410

SLM Corp. CPI Linked
2.090% due 03/15/2017	33,200	268

		6,678

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.642% due 03/25/2034	$213	190
0.822% due 03/25/2036	150	145
3.022% due 06/01/2043	236	234
3.704% due 04/01/2032	82	85
3.825% due 01/01/2023	57	57
3.928% due 06/01/2035	2,308	2,316
4.000% due 05/01/2024	3,000	3,041
4.347% due 11/01/2034	6,145	6,242
4.915% due 11/01/2022	17	18
4.934% due 12/01/2034	1,355	1,388
4.946% due 08/01/2023	159	162
5.000% due 08/01/2035	3,689	3,814
5.000% due 03/01/2036 (h)	19,182	19,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.110% due 12/01/2030	$18	$18
5.200% due 11/01/2015	16,612	17,719
5.270% due 12/01/2015	3,401	3,642
5.310% due 12/01/2010	21,702	22,380
5.370% due 12/01/2015	2,635	2,835
5.425% due 01/01/2016	2,883	3,111
5.500% due 01/01/2023 - 05/01/2048	79,230	81,898
5.500% due 10/01/2033 - 09/01/2038 (h)	84,117	87,532
6.000% due 01/01/2029 - 07/25/2044	9,053	9,457
6.000% due 01/01/2035 (h)	12,305	12,921
6.500% due 02/01/2026 - 09/01/2037	7,006	7,405
6.500% due 09/01/2037 (h)	5,020	5,293
7.000% due 08/01/2036	2,274	2,405

Federal Home Loan Bank
0.945% due 10/23/2009	34,100	34,162

Freddie Mac
0.906% due 12/15/2030	779	771
0.956% due 11/15/2016 - 03/15/2017	273	271
3.022% due 10/25/2044	6,023	5,870
3.023% due 02/25/2045	443	381
4.500% due 09/01/2013 - 07/15/2023	1,955	1,999
5.000% due 03/15/2016 - 08/15/2035	4,606	4,669
5.117% due 06/01/2022	198	202
5.335% due 09/01/2035	406	419
6.000% due 12/01/2033	2,210	2,297
7.000% due 08/01/2036	493	518
9.050% due 06/15/2019	4	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	249	250
4.625% due 07/20/2022 - 08/20/2027	555	559
5.000% due 05/01/2039	100	103
5.375% due 05/20/2022 - 05/20/2030	992	1,012
6.000% due 08/20/2034 - 10/20/2038	37,941	39,770
6.000% due 09/20/2038 (i)	65,965	69,005
6.500% due 07/20/2038 - 04/01/2039	148,954	156,312

Small Business Administration
5.600% due 09/01/2028	2,546	2,788
5.980% due 05/01/2022	4,178	4,521
6.344% due 08/01/2011	493	513
6.640% due 02/01/2011	186	195

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,248
5.980% due 04/01/2036	1,855	2,124

		632,105

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	22,700	22,501

Total United States (Cost $2,151,831)		1,845,458

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	2,193	2,193
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,241. Repurchase proceeds are $2,193.)

96	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$4,900	$4,900
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 2.125% due 04/30/2010 valued at $4,952. Repurchase proceeds are $4,900.)

		7,093

U.S. CASH MANAGEMENT BILLS 0.1%
0.767% due 04/29/2009 - 05/15/2009 (b)(e)(g)	3,475	3,475

U.S. TREASURY BILLS 4.5%
0.175% due 04/02/2009 - 06/11/2009 (b)(d)(e)(f)	119,595	119,582

Total Short-Term Instruments (Cost $130,150)		130,150

VALUE (000S)
PURCHASED OPTIONS (k) 0.1%
(Cost $863)	$3,980

Total Investments 135.9% (Cost $4,038,526)	$3,646,968

Written Options (l) (1.3%) (Premiums $11,418)	(34,149)

Other Assets and Liabilities (Net) (34.6%)	(929,204)

Net Assets 100.0%	$2,683,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Foreign Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $500 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $104,078 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $4,950 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $255,140 at a weighted average interest rate of 2.463%. On March 31, 2009, securities valued at $160,828 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $18,873 and cash of $10,956 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	623	$327
90-Day Euribor June Futures	Long	06/2010	808	339
90-Day Euribor September Futures	Long	09/2010	361	220
90-Day Eurodollar September Futures	Long	09/2010	864	57
Euro-Bobl June Futures	Long	06/2009	163	154
Euro-Bund 10-Year Bond June Futures	Long	06/2009	347	423
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	194	0
Japan Government 10-Year Bond June Futures	Long	06/2009	9	(87)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	475	189
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	603
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	238	986

				$3,449

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,400	$57	$0	$57
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.814%		5,000	215	0	215
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.126%		$3,500	9	0	9
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.126%		3,000	(107)	0	(107)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		3,900	212	76	136
AT&T, Inc.	BCLY	(1.400%	)	12/20/2013	1.387%		3,800	(4)	0	(4)
AT&T, Inc.	JPM	(1.010%	)	12/20/2013	1.387%		2,200	35	0	35
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%		1,000	1	0	1
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		2,000	61	0	61

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		$2,100	$31	$0	$31
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	2.668%		1,700	114	0	114
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%		1,500	(8)	0	(8)
Bear Stearns Cos., Inc.	DUB	(0.870%	)	03/20/2018	1.790%		6,000	391	0	391
Bear Stearns Cos., Inc.	RBS	(1.050%	)	03/20/2018	1.790%		2,000	105	0	105
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%		3,000	167	0	167
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	1.600%		400	10	15	(5)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		4,300	(143)	0	(143)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%		3,000	489	0	489
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.837%		2,669	64	0	64
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.890%		5,000	107	0	107
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.890%		5,000	99	35	64
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		2,700	605	0	605
Citigroup, Inc.	JPM	(1.300%	)	09/20/2018	5.295%		15,000	3,394	0	3,394
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%		3,000	283	0	283
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		3,800	322	0	322
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,800	33	0	33
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.700%		$6,000	(170)	0	(170)
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		1,500	116	0	116
Covidien International Finance S.A.	DUB	(0.750%	)	12/20/2017	0.854%		4,100	31	0	31
Credit Suisse Group	DUB	(1.980%	)	06/20/2013	1.830%		33,800	(222)	0	(222)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%		2,700	63	0	63
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%		800	45	68	(23)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		1,000	28	0	28
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,500	82	0	82
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		1,200	23	0	23
Deutsche Bank AG	CITI	(0.930%	)	06/20/2013	1.230%		4,900	56	0	56
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		4,500	25	0	25
Deutsche Telekom International Finance BV	DUB	(1.180%	)	09/20/2018	1.160%		8,000	(18)	0	(18)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.677%		2,000	27	0	27
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.180%		6,500	115	0	115
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	2.444%		7,400	410	0	410
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	4.445%		500	25	0	25
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	8.014%	GBP	5,700	(206)	0	(206)
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		$1,500	2	0	2
Goldman Sachs Group, Inc.	JPM	(0.330%	)	03/20/2016	2.603%		2,900	369	0	369
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%		1,000	468	243	225
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	16.495%		1,000	344	485	(141)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	8.100%		400	63	50	13
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		1,000	156	0	156
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		6,000	1,184	0	1,184
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	3.801%		1,800	327	0	327
Humana, Inc.	JPM	(1.530%	)	09/20/2018	3.801%		4,500	673	0	673
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,700	1,032	0	1,032
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		7,000	2,761	0	2,761
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		2,900	1,110	0	1,110
International Paper Co.	CSFB	(2.400%	)	06/20/2018	4.445%		3,000	365	0	365
JPMorgan Chase & Co.	BOA	(0.720%	)	03/20/2018	1.790%		5,000	379	0	379
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		1,500	114	0	114
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		3,500	263	0	263
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	48	0	48
Lennar Corp.	CITI	(6.000%	)	12/20/2011	5.899%		$2,400	(11)	0	(11)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		1,150	37	0	37
Ltd. Brands, Inc.	BOA	(2.850%	)	09/20/2017	4.328%		4,000	336	548	(212)
Ltd. Brands, Inc.	BOA	(3.550%	)	09/20/2017	4.328%		1,000	44	98	(54)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		900	30	0	30
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%		4,000	545	0	545
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	3.789%		1,300	168	205	(37)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%		4,300	489	0	489
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		1,000	138	0	138
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	5.148%		5,000	1,074	0	1,074
Morgan Stanley	DUB	(1.200%	)	06/20/2015	3.543%		9,000	1,023	0	1,023
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		1,900	143	0	143
Morgan Stanley	JPM	(0.285%	)	12/20/2015	3.448%		2,500	408	0	408
Morgan Stanley	JPM	(1.830%	)	09/20/2018	3.139%		10,600	913	0	913
Morgan Stanley	RBS	(1.850%	)	06/20/2013	3.924%		700	51	0	51
Morgan Stanley	RBS	(0.295%	)	12/20/2015	3.448%		2,600	423	0	423
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	2.938%		2,000	284	0	284
National Grid PLC	BCLY	(0.208%	)	06/20/2011	2.085%		4,300	172	0	172
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	2.750%		5,000	368	0	368
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	4.232%		4,000	605	0	605
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		1,150	191	0	191

98	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	2.560%		$1,000	$94	$0	$94
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,100	37	0	37
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		8,400	218	0	218
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%		1,200	44	0	44
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		1,700	320	0	320
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	3.295%		5,000	371	0	371
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		6,000	414	198	216
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	2.800%		6,900	449	0	449
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.132%		8,000	205	0	205
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	6.587%		5,000	922	231	691
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%		7,000	1,553	0	1,553
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	6.223%		3,000	625	0	625
SLM Corp.	GSC	(4.250%	)	06/20/2013	26.492%		200	76	0	76
SLM Corp.	RBS	(3.200%	)	06/20/2018	19.460%		2,000	820	0	820
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	7,000	136	0	136
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$1,100	125	90	35
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	2.965%		500	35	0	35
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.000%		5,000	53	0	53
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,400	96	0	96
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	3.565%		6,000	1,010	0	1,010
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		7,000	1,135	0	1,135
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,000	573	0	573
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	5,000	(17)	0	(17)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,500	(8)	0	(8)
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		7,500	6	0	6
UBS Warburg LLC	BNP	(1.850%	)	12/20/2013	2.290%	EUR	8,900	207	0	207
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%		8,000	33	0	33
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.841%		$1,200	18	46	(28)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	1,900	47	0	47
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		$2,700	(28)	0	(28)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	2.525%		6,500	517	0	517
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		1,000	46	0	46
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		2,400	120	78	42
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%		7,000	103	0	103
Wachovia Corp.	CITI	(2.910%	)	06/20/2013	3.006%		10,000	25	0	25
Wells Fargo & Co.	BCLY	(1.030%	)	09/20/2018	2.332%		11,000	1,004	0	1,004
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,600	45	0	45
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	4.535%	GBP	2,425	147	0	147
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%		1,650	100	0	100

								$36,162	$2,466	$33,696

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,000	$(49)	$0	$(49)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	7,100	(752)	0	(752)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	11,900	(318)	0	(318)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	10,000	(268)	0	(268)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	400	(13)	(20)	7
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	2,700	(112)	0	(112)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
General Electric Capital Corp.	RBS	1.320%	03/20/2013	7.751%	12,500	(2,379)	0	(2,379)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,400	(193)	0	(193)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	4,400	(132)	0	(132)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	1,500	6	0	6
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,600	10	0	10
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	7.744%	1,900	(358)	0	(358)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	3,400	(283)	0	(283)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	1,600	(677)	0	(677)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	700	(25)	0	(25)

						$(5,880)	$(20)	$(5,860)

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BCLY	(0.650%	)	12/20/2016		$2,342	$232	$(17)	$249
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		42,651	4,234	(302)	4,536
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		14,640	1,453	(101)	1,554
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		11,712	1,162	(81)	1,243
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017		14,152	1,350	190	1,160
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		37,478	3,575	89	3,486
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		12,298	1,173	292	881
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017		67,246	6,414	464	5,950
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		11,810	1,057	443	614
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,618	861	(662)	1,523
CDX.IG-11 5-Year Index	BCLY	(1.500%	)	12/20/2013		52,100	1,881	1,522	359
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019		25,300	1,394	1,100	294
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		9,800	540	441	99
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	16,500	110	(1,506)	1,616
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		11,300	1,991	(80)	2,071
iTraxx Europe HVol 6 Index	BNP	(0.850%	)	12/20/2016		4,500	792	(34)	826
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		6,300	1,110	(35)	1,145

							$29,329	$1,723	$27,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,959)	$(1,440)	$(2,519)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,000	(2,100)	(1,129)	(971)

					$(6,059)	$(2,569)	$(3,490)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$741	$(23)	$764
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	1,013	(18)	1,031
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,093	23	1,070
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	165	0	165
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		1,300	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,300	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	520	0	520
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS	AUD	278,200	(20)	166	(186)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB		23,000	(61)	10	(71)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(491)	(129)	(362)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(492)	(132)	(360)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		18,600	(1,976)	(282)	(1,694)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(1,720)	(165)	(1,555)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(2,767)	(607)	(2,160)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(434)	(105)	(329)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,200	(571)	52	(623)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(358)	(20)	(338)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		11,400	1,308	127	1,181

100	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM	CAD	7,700	$883	$128	$755
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	MLP		1,300	149	9	140
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC		5,800	665	49	616
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	528	123	405
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	194	(18)	212
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$69,500	(6,470)	(3,781)	(2,689)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		9,700	(903)	292	(1,195)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		60,200	(5,605)	(1,589)	(4,016)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(11,675)	727	(12,402)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		40,000	(9,193)	323	(9,516)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		27,400	(2,629)	(3,314)	685
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		45,800	1,709	(741)	2,450
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		20,100	(6,944)	(331)	(6,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		9,400	(3,248)	324	(3,572)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		16,200	(5,597)	(517)	(5,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,800	(3,385)	(676)	(2,709)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	92,300	2,337	824	1,513
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		84,400	2,137	1,276	861
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		16,000	405	147	258
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		224,600	5,687	1,934	3,753
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		155,900	1,394	175	1,219
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		87,400	(103)	(785)	682
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	4,200	(735)	(1,071)	336
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		7,600	(1,330)	(596)	(734)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY	6,330,000	154	59	95
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,240,000	9,288	7,859	1,429
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		3,430,000	833	630	203
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		1,400,000	370	285	85
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		3,400,000	683	935	(252)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(3,977)	108	(4,085)

							$(38,127)	$1,619	$(39,746)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.000	06/15/2009	92	$1	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$73,500	$862	$3,980

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	360	$159	$70
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,866	1,207	35
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	720	309	72

				$1,675	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	1,900	$20	$31
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,900	20	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		8,400	92	138
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		8,400	90	1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	2,810
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		20,800	220	9
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$30,000	228	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		12,900	54	34
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,800	79	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,800	122	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	183	43

See Accompanying Notes	Annual Report	March 31, 2009	101

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$4,000	$38	$6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	22,300	604	3,718
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	86,500	2,910	12,451
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,300	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,300	17	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	138,900	3,332	12,711
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	64,900	122	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	11,400	316	1,901

							$9,292	$33,911

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$61,000	$185	$22
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	31,000	153	37
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	43,000	113	2

				$451	$61

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	29,397	905,500		0		150,233		18,423	22,086
Closing Buys	(5,103)	(707,000)		0		(61,733)		0	(14,400)
Expirations	(26,171)	(425,200)		(44,600)		(23,000)		(18,423)	(15,849)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,366	$3,845	0.14%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$5,000	$5,102	$5,177

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(182)	$(182)
Sell		HSBC	34,141	04/2009	0	(1)	(1)
Sell	AUD	DUB	31,135	04/2009	0	(1,821)	(1,821)
Sell		UBS	18,273	05/2009	127	0	127
Sell	BRL	RBC	225	06/2009	23	0	23
Buy	CAD	BCLY	608	04/2009	0	(13)	(13)
Sell		BCLY	24	04/2009	0	0	0
Buy		BNP	12,284	04/2009	144	0	144
Sell		BNP	14,117	04/2009	32	(145)	(113)
Buy		JPM	224	04/2009	0	(1)	(1)
Sell		JPM	30,162	04/2009	316	0	316
Buy		MSC	260	04/2009	0	(3)	(3)
Buy		RBS	2,033	04/2009	4	0	4
Sell		UBS	1,060	04/2009	0	(19)	(19)
Buy	CLP	BCLY	467,828	05/2009	0	(8)	(8)
Sell		CITI	499,300	05/2009	13	0	13
Sell		DUB	467,828	05/2009	2	0	2
Buy		HSBC	499,300	05/2009	92	0	92
Sell		BCLY	467,828	11/2009	11	0	11

102	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	CITI	499,300	11/2009	$0	$(15)	$(15)
Buy	CNY	BCLY	116,824	05/2009	86	(500)	(414)
Sell		BCLY	191,955	05/2009	0	(437)	(437)
Buy		CITI	122,320	05/2009	0	(801)	(801)
Sell		DUB	11,045	05/2009	0	(28)	(28)
Buy		HSBC	28,880	05/2009	0	(126)	(126)
Sell		HSBC	79,899	05/2009	16	(133)	(117)
Buy		JPM	54,843	05/2009	0	(312)	(312)
Sell		JPM	32,859	05/2009	0	(98)	(98)
Buy		MSC	24,630	05/2009	0	(147)	(147)
Sell		UBS	31,738	05/2009	0	(104)	(104)
Buy		BCLY	3,982	07/2009	0	(37)	(37)
Sell		BCLY	36,885	07/2009	0	(117)	(117)
Buy		DUB	64,409	07/2009	0	(562)	(562)
Buy		HSBC	21,800	07/2009	0	(172)	(172)
Buy		JPM	18,891	07/2009	0	(164)	(164)
Sell		JPM	72,196	07/2009	0	(274)	(274)
Buy		BCLY	5,177	09/2009	9	0	9
Buy		CITI	5,206	09/2009	13	0	13
Buy		DUB	23,490	09/2009	54	0	54
Sell		DUB	48,692	09/2009	0	(243)	(243)
Buy		HSBC	10,539	09/2009	25	0	25
Buy		JPM	4,280	09/2009	7	0	7
Buy		BCLY	23,792	05/2010	0	(361)	(361)
Sell		BCLY	50,600	05/2010	0	(387)	(387)
Buy		MLP	26,809	05/2010	0	(392)	(392)
Sell	DKK	UBS	18,354	06/2009	0	(181)	(181)
Buy	EUR	BCLY	3,609	04/2009	44	0	44
Sell		BCLY	9,091	04/2009	66	(433)	(367)
Buy		BNP	12,768	04/2009	400	(62)	338
Sell		BNP	2,136	04/2009	9	0	9
Buy		CITI	123	04/2009	0	(4)	(4)
Sell		CITI	7,757	04/2009	0	(43)	(43)
Buy		DUB	3,319	04/2009	105	0	105
Buy		GSC	193	04/2009	7	0	7
Sell		HSBC	154,920	04/2009	10	(10,164)	(10,154)
Buy		JPM	550	04/2009	22	0	22
Sell		JPM	4	04/2009	0	0	0
Buy		RBS	12,132	04/2009	90	(107)	(17)
Buy		UBS	3,993	04/2009	28	(82)	(54)
Buy	GBP	BCLY	2,254	04/2009	15	(23)	(8)
Buy		BNP	6,194	04/2009	198	(4)	194
Buy		CITI	2,922	04/2009	0	(59)	(59)
Sell		CSFB	2,599	04/2009	0	(144)	(144)
Sell		DUB	15,818	04/2009	234	0	234
Buy		HSBC	2,177	04/2009	50	0	50
Sell		HSBC	4,773	04/2009	0	(104)	(104)
Sell		JPM	561	04/2009	3	0	3
Buy		MSC	302	04/2009	0	(3)	(3)
Sell		MSC	26,474	04/2009	310	0	310
Buy		RBS	1,204	04/2009	31	0	31
Sell		RBS	2,110	04/2009	0	(10)	(10)
Buy		UBS	2,946	04/2009	0	(119)	(119)
Sell	HKD	BCLY	167	06/2009	0	0	0
Sell		BOA	164	06/2009	0	0	0
Sell		HSBC	167	06/2009	0	0	0
Sell		JPM	448	06/2009	0	0	0
Buy	INR	BCLY	22,513	04/2009	0	(8)	(8)
Buy		BOA	15,344	04/2009	0	0	0
Buy		CITI	12,593	04/2009	0	(4)	(4)
Buy		DUB	12,687	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	82,144	04/2009	0	(18)	(18)
Sell		BOA	100	07/2009	0	0	0
Sell		CITI	95	07/2009	0	0	0
Sell		DUB	87	07/2009	0	0	0
Buy	JPY	CITI	1,015,870	04/2009	0	(31)	(31)
Sell		CITI	416,600	04/2009	43	0	43
Sell		BCLY	879,694	05/2009	23	0	23
Buy		BNP	61,750	05/2009	0	(2)	(2)
Sell		BNP	10,160,070	05/2009	1,763	0	1,763
Sell		CITI	3,899	05/2009	1	0	1
Buy		DUB	391,979	05/2009	0	(91)	(91)
Buy		GSC	1,028,750	05/2009	0	(109)	(109)

See Accompanying Notes	Annual Report	March 31, 2009	103

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	GSC	358,643	05/2009	$42	$0	$42
Buy		HSBC	288,994	05/2009	0	(18)	(18)
Sell		HSBC	910,322	05/2009	56	0	56
Buy		MSC	474,619	05/2009	0	(22)	(22)
Sell		MSC	600,160	05/2009	3	0	3
Sell		RBS	517,396	05/2009	23	0	23
Buy		UBS	879,694	05/2009	0	(145)	(145)
Sell		UBS	952,619	05/2009	114	0	114
Sell		MSC	10,160,071	06/2009	1,622	0	1,622
Buy	KRW	BCLY	34,048	04/2009	0	0	0
Buy		BOA	23,763	04/2009	0	0	0
Buy	MXN	CITI	832	05/2009	0	(18)	(18)
Sell		CITI	970	05/2009	0	(1)	(1)
Buy		MLP	138	05/2009	0	(1)	(1)
Buy		CITI	970	11/2009	1	0	1
Buy	MYR	BCLY	5,807	04/2009	0	(68)	(68)
Sell		BCLY	4,545	04/2009	0	(2)	(2)
Buy		BOA	4,975	04/2009	0	(56)	(56)
Buy		CITI	9,985	04/2009	0	(102)	(102)
Buy		HSBC	5,065	04/2009	0	(51)	(51)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	13,637	04/2009	110	0	110
Buy		BCLY	4,573	08/2009	8	0	8
Sell		BCLY	11,558	08/2009	91	0	91
Sell	NZD	RBS	3,052	04/2009	0	(223)	(223)
Sell		RBS	3,052	05/2009	0	(3)	(3)
Buy	PHP	BCLY	2,530	05/2009	1	0	1
Buy		CITI	61,894	05/2009	4	(7)	(3)
Buy		JPM	18,915	05/2009	0	0	0
Sell		CITI	82,548	08/2009	24	0	24
Buy	PLN	HSBC	934	05/2009	0	(98)	(98)
Sell		JPM	934	05/2009	57	0	57
Sell	RUB	BCLY	8,331	05/2009	6	0	6
Buy		DUB	28,546	05/2009	0	(339)	(339)
Buy		HSBC	3,060	05/2009	0	(36)	(36)
Sell		JPM	23,275	05/2009	173	0	173
Buy	SAR	JPM	28,597	04/2009	0	(117)	(117)
Sell		JPM	28,597	04/2009	0	(19)	(19)
Sell	SEK	CITI	4,312	06/2009	13	0	13
Buy	SGD	CITI	1,723	04/2009	0	(48)	(48)
Buy		DUB	1,237	04/2009	0	(27)	(27)
Buy		HSBC	687	04/2009	0	(18)	(18)
Sell		JPM	4,914	04/2009	90	0	90
Buy		RBS	593	04/2009	0	(14)	(14)
Buy		HSBC	535	07/2009	0	(18)	(18)
Sell	TWD	CITI	3,735	05/2009	3	0	3

					$6,867	$(20,866)	$(13,999)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$66,313	$3,567,307	$13,348	$3,646,968
Short Sales, at value	0	(5,177)	0	(5,177)
Other Financial Instruments ++	3,449	(39,551)	3,609	(32,493)

Total	$69,762	$3,522,579	$16,957	$3,609,298

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$58	$28,240	$184	$(403)	$(5,231)	$(9,500)	$13,348
Other Financial Instruments ++	(780)	0	0	0	4,031	358	3,609

Total	$(722)	$28,240	$184	$(403)	$(1,200)	$(9,142)	$16,957

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

104	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Advantage Strategy Bond Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$146

Total Australia (Cost $147)			146

BRAZIL 2.6%

Brazil Government International Bond
6.000% due 01/17/2017		$60	60

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	157	66
10.000% due 01/01/2017		92	36

Vale Overseas Ltd.
6.250% due 01/11/2016		$30	31

Total Brazil (Cost $187)			193

CANADA 0.9%

Province of Ontario Canada
6.500% due 03/08/2029	CAD	40	38

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$18	19
7.625% due 01/15/2039		10	10

Total Canada (Cost $66)			67

CHILE 0.6%

CODELCO, Inc.
7.500% due 01/15/2019		$40	46

Total Chile (Cost $42)			46

FRANCE 7.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	50	69

Dexia Municipal Agency
4.250% due 02/20/2013		27	37

EDF S.A.
6.950% due 01/26/2039		$22	22

France Government CPTFEMU Linked Bond
2.250% due 07/25/2020	EUR	19	26
3.150% due 07/25/2032		26	40

France Telecom S.A.
4.750% due 02/21/2017		50	66

GDF Suez
6.875% due 01/24/2019		45	67

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		90	121

Societe Generale
5.125% due 12/19/2013		50	69

Total France (Cost $504)			517

GERMANY 2.4%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	36

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	70

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche Postbank AG
3.750% due 02/12/2014	EUR	50	$68

Total Germany (Cost $165)			174

JAPAN 4.0%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	23,092	199
1.400% due 06/10/2018		4,995	44

Japan Government International Bond
1.500% due 09/20/2018		5,000	51

Total Japan (Cost $310)			294

MEXICO 4.8%

Mexican Bonos
7.750% due 12/14/2017	MXN	833	59
9.000% due 12/22/2011		2,300	173
9.000% due 12/20/2012		778	59

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	25

Petroleos Mexicanos
8.000% due 05/03/2019		30	29

Total Mexico (Cost $326)			345

NETHERLANDS 5.4%

Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	41

E.ON International Finance BV
5.750% due 05/07/2020		40	55

ING Bank NV
3.375% due 03/03/2014		90	119
3.900% due 03/19/2014		$100	101

RWE Finance BV
6.625% due 01/31/2019	EUR	50	73

Total Netherlands (Cost $382)			389

NORWAY 1.0%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	70

Total Norway (Cost $67)			70

POLAND 0.5%

Poland Government International Bond
5.750% due 09/23/2022	PLN	132	36

Total Poland (Cost $36)			36

RUSSIA 2.2%

Gaz Capital S.A.
8.146% due 04/11/2018		$60	51

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	45

Russia Government International Bond
7.500% due 03/31/2030		66	63

Total Russia (Cost $148)			159

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SUPRANATIONAL 1.7%

European Union Government Bond
3.125% due 04/03/2014	EUR	90	$121

Total Supranational (Cost $122)			121

SWEDEN 1.7%

Swedbank AB
3.125% due 02/02/2012	EUR	90	122

Total Sweden (Cost $124)			122

UNITED KINGDOM 3.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	66

HSBC Bank PLC
3.875% due 11/09/2011		50	68

United Kingdom Gilt
4.750% due 03/07/2020	GBP	64	103

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	44

Total United Kingdom (Cost $278)			281

UNITED STATES 63.7%

CORPORATE BONDS & NOTES 21.6%

American Express Bank FSB
0.652% due 05/29/2012		$50	38

American International Group, Inc.
5.850% due 01/16/2018		42	17

Bank of America Corp.
2.100% due 04/30/2012		100	100

Bank of the West
2.150% due 03/27/2012		120	120

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	54

Black & Decker Corp.
8.950% due 04/15/2014 (a)		50	49

CIT Group, Inc.
5.400% due 03/07/2013		20	13

Citigroup, Inc.
2.125% due 04/30/2012		100	100
6.125% due 05/15/2018		84	73

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	21

CSX Corp.
6.250% due 03/15/2018		50	43

General Electric Capital Corp.
3.000% due 12/09/2011		100	103
5.625% due 05/01/2018		40	35

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		34	23

JPMorgan Chase & Co.
1.550% due 06/15/2012		100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		19	17

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	45

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		20	16
6.875% due 11/15/2018		54	42

See Accompanying Notes	Annual Report	March 31, 2009	105

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.574% due 10/15/2015	$44	$31

NGPL PipeCo. LLC
7.119% due 12/15/2017	40	37

Pacificorp
5.650% due 07/15/2018	29	30

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
3.249% due 02/25/2011	40	40

SLM Corp.
1.459% due 01/27/2014	46	21

Sovereign Bank
2.750% due 01/17/2012	100	102

State Street Corp.
2.150% due 04/30/2012	100	101

Valero Energy Corp.
9.375% due 03/15/2019	50	52

Wachovia Corp.
1.590% due 06/15/2017	64	38

		1,565

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 12.4%

Short-Term Floating NAV Portfolio	89,994	$900

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.3%

Fannie Mae
5.500% due 11/01/2038 - 04/01/2039	$500	519
6.000% due 06/01/2038 - 05/01/2039	900	940

Freddie Mac
5.500% due 04/01/2039	360	373

		1,832

U.S. TREASURY OBLIGATIONS 4.4%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	18	18
2.375% due 01/15/2025	81	84
2.375% due 01/15/2027	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016	$125	$135
2.625% due 07/15/2017	64	70

		321

Total United States (Cost $4,635)		4,618

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 6.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	501	501

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $515. Repurchase proceeds are $501.)

Total Short-Term Instruments (Cost $501)		501

Total Investments 111.4% (Cost $8,040)		$8,079

Other Assets and Liabilities (Net) (11.4%)		(826)

Net Assets 100.0%		$7,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Global Advantage Strategy Bond Fund is investing in shares of affiliated Funds.
(d)	Cash of $19 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$5
90-Day Euribor March Futures	Long	03/2011	1	1
90-Day Eurodollar December Futures	Long	12/2009	2	1
90-Day Eurodollar March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1	0

				$9

(e)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	$50	$0	$0	$0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	50	1	0	1
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	50	0	0	0
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	50	(2)	0	(2)

							$(1)	$0	$(1)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%		02/20/2014	3.228%	$40	$ 1	$0	$ 1
Mexico Government International Bond	DUB	4.970%		03/20/2019	4.019%	60	4	0	4

							$ 5	$0	$ 5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

106	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	4.250%	12/20/2013	JPM	CAD	150	16	14	2
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		$200	(19)	(13)	(6)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	25,000	6	7	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	2	0	2

							$12	$11	$1

(f)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	10	05/2009	$0	$0	$0
Sell		RBS	215	05/2009	1	0	1
Buy		UBS	90	05/2009	0	(1)	(1)
Buy		CITI	4	06/2009	0	0	0
Buy	BRL	HSBC	128	06/2009	1	0	1
Buy		UBS	50	06/2009	0	(1)	(1)
Buy	CAD	BNP	15	04/2009	0	0	0
Buy		BOA	8	04/2009	0	0	0
Buy		CITI	30	04/2009	0	(1)	(1)
Buy		DUB	4	04/2009	0	0	0
Buy		JPM	263	04/2009	0	(3)	(3)
Sell		JPM	47	04/2009	0	(1)	(1)
Buy	CHF	BNP	66	06/2009	2	0	2
Buy		CITI	8	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Buy		UBS	5	06/2009	0	0	0
Buy	CNY	BCLY	103	05/2009	0	0	0
Buy		CITI	82	05/2009	0	0	0
Buy		HSBC	93	05/2009	0	0	0
Buy		JPM	1,255	05/2009	1	0	1
Buy		UBS	96	05/2009	0	0	0
Buy		JPM	34	07/2009	0	0	0
Buy		UBS	191	07/2009	0	0	0
Buy		BOA	163	09/2009	0	0	0
Buy	EUR	BCLY	46	04/2009	0	(1)	(1)
Buy		BNP	40	04/2009	0	0	0
Buy		CITI	71	04/2009	0	(3)	(3)
Buy		DUB	35	04/2009	1	0	1
Buy		HSBC	376	04/2009	25	0	25
Buy		JPM	179	04/2009	1	(4)	(3)
Sell		RBS	363	04/2009	0	0	0
Sell	GBP	BCLY	25	04/2009	0	(1)	(1)
Buy		BNP	5	04/2009	0	0	0
Buy		BOA	4	04/2009	0	0	0
Buy		CITI	21	04/2009	0	0	0
Buy		DUB	100	04/2009	0	(2)	(2)
Buy		GSC	5	04/2009	0	0	0
Buy		JPM	36	04/2009	1	0	1
Sell		JPM	1	04/2009	0	0	0
Buy		RBS	7	04/2009	0	0	0
Sell		RBS	49	04/2009	0	0	0
Sell	INR	BOA	656	04/2009	0	0	0
Sell		CITI	660	04/2009	0	0	0
Buy		DUB	251	04/2009	0	0	0
Sell		DUB	594	04/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	107

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	JPM	1,660	04/2009	$0	$(1)	$(1)
Buy		BOA	671	07/2009	0	0	0
Buy		CITI	673	07/2009	0	0	0
Buy		DUB	594	07/2009	0	0	0
Buy	JPY	BNP	1,459	04/2009	0	0	0
Buy		BCLY	591	05/2009	0	0	0
Sell		BCLY	9,376	05/2009	2	0	2
Buy		BOA	1,090	05/2009	0	0	0
Buy		CITI	4,697	05/2009	0	(2)	(2)
Buy		JPM	19,966	05/2009	0	(3)	(3)
Buy		UBS	1,184	05/2009	0	0	0
Buy		JPM	10,617	06/2009	0	(2)	(2)
Buy	KRW	CITI	9,030	04/2009	1	0	1
Buy		HSBC	32,277	04/2009	1	0	1
Buy		JPM	114,584	04/2009	1	(1)	0
Buy	MXN	BCLY	787	05/2009	2	0	2
Buy		CITI	1,507	05/2009	1	0	1
Sell		CITI	168	05/2009	0	0	0
Buy		HSBC	112	05/2009	0	0	0
Sell		HSBC	2,426	05/2009	0	(13)	(13)
Buy		JPM	135	05/2009	0	0	0
Sell		JPM	7	05/2009	0	0	0
Buy		UBS	61	05/2009	0	0	0
Sell		CITI	1,159	11/2009	0	(1)	(1)
Buy	PLN	BCLY	40	05/2009	1	0	1
Buy		DUB	18	05/2009	0	0	0
Buy		JPM	54	05/2009	0	(1)	(1)
Sell		JPM	71	05/2009	1	0	1
Buy		UBS	13	05/2009	0	0	0
Buy		JPM	71	11/2009	0	(1)	(1)
Buy	SEK	BNP	391	06/2009	5	0	5
Buy		CITI	16	06/2009	0	0	0
Buy		JPM	134	06/2009	1	0	1
Buy	SGD	DUB	18	04/2009	0	0	0
Sell		DUB	15	04/2009	0	0	0
Buy		JPM	5	04/2009	0	0	0
Buy		UBS	18	04/2009	0	0	0
Buy		DUB	15	07/2009	0	0	0
Buy	ZAR	BCLY	384	05/2009	1	0	1
Sell		BCLY	788	05/2009	1	0	1
Buy		DUB	363	05/2009	1	0	1
Buy		UBS	41	05/2009	0	0	0
Buy		BCLY	788	11/2009	1	(1)	0

					$53	$(44)	$9

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$900	$7,179	$0	$8,079
Other Financial Instruments ++	9	14	0	23

Total	$909	$7,193	$0	$8,102

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

108	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co.
2.405% due 04/27/2009	JPY	100,000	$1,011

Total Aruba (Cost $850)			1,011

AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	2,455

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

Puma Finance Ltd.
1.321% due 02/21/2038		2,354	2,124
3.272% due 08/22/2037	AUD	2,088	1,349
3.510% due 07/12/2036		844	555

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	2,412

Seven Media Group
5.365% due 02/07/2013		2,514	866
6.267% due 02/07/2013		602	207

Torrens Trust
3.587% due 10/19/2038		4,287	2,711

Total Australia (Cost $18,817)			14,835

BERMUDA 0.3%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$2,800	2,575

Total Bermuda (Cost $2,787)			2,575

CANADA 4.6%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	4,400

Canada Government Bond
5.750% due 06/01/2029		1,300	1,342
8.000% due 06/01/2023		600	726

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	4,323

Honda Canada Finance, Inc.
0.827% due 03/26/2012		12,000	8,230

Master Credit Card Trust
5.297% due 08/21/2012		1,000	833

Province of Ontario Canada
4.700% due 06/02/2037		12,600	9,837
5.600% due 06/02/2035		1,900	1,654
6.200% due 06/02/2031		200	184

Province of Quebec Canada
5.750% due 12/01/2036		3,200	2,768

Total Canada (Cost $38,419)			34,297

CAYMAN ISLANDS 1.2%

Foundation Re II Ltd.
7.988% due 11/26/2010		$500	480

Longpoint Re Ltd.
6.570% due 05/08/2010		700	680

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,206

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	1,946

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	$776

Residential Reinsurance 2007 Ltd.
9.011% due 06/07/2010		$700	674

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	491	5

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,295

Vita Capital III Ltd.
2.525% due 01/01/2011		2,300	2,146

Total Cayman Islands (Cost $12,097)			9,208

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	671	123

Realkredit Danmark A/S
5.000% due 10/01/2038		2,622	442

Total Denmark (Cost $523)			565

FRANCE 2.6%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,600	3,606

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	610

France Government Bond
4.250% due 04/25/2019		900	1,257
4.750% due 04/25/2035		100	145
5.500% due 04/25/2010		700	974
5.750% due 10/25/2032		3,900	6,336

French Treasury Notes
2.500% due 07/12/2010		100	135
3.000% due 01/12/2011		200	273
3.750% due 09/12/2010		400	550

Societe Generale
5.922% due 04/29/2049		$1,000	461

Vivendi
5.750% due 04/04/2013		3,400	3,182
6.625% due 04/04/2018		2,500	2,296

Total France (Cost $23,490)			19,825

GERMANY 5.8%

Deutsche Bank AG
6.000% due 09/01/2017		$1,900	1,840

Republic of Germany
4.750% due 07/04/2034	EUR	7,500	11,046
5.500% due 01/04/2031		6,900	11,001
5.625% due 01/04/2028		12,300	19,682

Total Germany (Cost $40,768)			43,569

IRELAND 1.5%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		2,300	2,631

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035		1,750	1,919

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	$581

Immeo Residential Finance PLC
1.810% due 12/15/2016	EUR	1,711	1,582

Osiris Capital PLC
6.094% due 01/15/2010		$500	491

SC Germany Auto
1.431% due 08/11/2015	EUR	516	660

Talisman Finance PLC
2.570% due 04/22/2017		629	502

Total Ireland (Cost $13,253)			11,009

ITALY 0.5%

Locat Securitisation Vehicle SRL
1.867% due 12/12/2024	EUR	1,054	1,297

Siena Mortgages SpA
1.880% due 12/16/2038		1,796	2,253

Total Italy (Cost $3,691)			3,550

JAPAN 15.9%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,397

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	442,640	3,872
1.000% due 06/10/2016		1,522,080	13,286
1.100% due 12/10/2016		1,792,510	15,674
1.200% due 03/10/2017		171,020	1,493
1.200% due 06/10/2017		4,138,000	35,844
1.200% due 12/10/2017		1,473,540	12,720

Japan Government International Bond
2.300% due 06/20/2035		1,330,000	14,039
2.400% due 03/20/2034		240,000	2,583
2.500% due 09/20/2035		770,000	8,458
2.500% due 09/20/2037		500,000	5,520

JLOC Ltd.
1.222% due 01/15/2015		70,961	693

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	1,940

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		900	571

Total Japan (Cost $119,198)			119,090

JERSEY, CHANNEL ISLANDS 0.7%

Arran Master Trust
1.370% due 12/15/2012		$800	731

HSBC Capital Funding LP
9.547% due 12/29/2049		2,400	1,638

WPP PLC
6.000% due 04/04/2017	GBP	2,500	2,795

Total Jersey, Channel Islands (Cost $6,167)			5,164

LUXEMBOURG 0.4%

Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	2,724

Total Luxembourg (Cost $3,000)			2,724

See Accompanying Notes	Annual Report	March 31, 2009	109

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS 1.4%

Delphinus BV
2.138% due 11/28/2031	EUR	2,168	$2,735

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	643

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.208% due 10/02/2079		687	868

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	1,607	1,946

Globaldrive BV
1.494% due 06/20/2015		800	714

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		79	105

Netherlands Government Bond
4.000% due 07/15/2019		1,100	1,499

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009		$800	797
5.750% due 10/17/2016		1,200	1,218

Total Netherlands (Cost $10,746)			10,583

NEW ZEALAND 0.7%

ANZ National International Ltd.
6.200% due 07/19/2013		$4,400	4,249

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	747

Total New Zealand (Cost $4,815)			4,996

NORWAY 0.5%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,574

Total Norway (Cost $4,001)			3,574

PORTUGAL 0.8%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	5,744

Total Portugal (Cost $6,599)			5,744

RUSSIA 0.3%

Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,234
8.146% due 04/11/2018		1,100	907

Total Russia (Cost $2,500)			2,141

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,032

Total South Korea (Cost $2,772)			2,032

SPAIN 1.8%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,195

Bankinter S.A.
5.000% due 05/14/2010		7,900	10,726

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	$1,377

Total Spain (Cost $16,137)			13,298

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$10,800	10,449

UBS AG
2.154% due 05/05/2010		4,200	4,192
2.219% due 06/19/2010		3,900	3,681

Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,356

Total Switzerland (Cost $20,457)			19,678

UNITED KINGDOM 11.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	10,412

Barclays Bank PLC
6.050% due 12/04/2017		$4,900	3,862
7.434% due 09/29/2049		2,500	1,040
7.700% due 04/29/2049		2,500	1,100

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	2,082	2,705

HBOS PLC
6.750% due 05/21/2018		$3,000	2,318

Lloyds Banking Group PLC
5.920% due 09/29/2049		4,100	759

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (b)		4,500	4,535
5.625% due 07/29/2049	EUR	2,410	1,905

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	1,176

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	346

TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,480

United Kingdom Gilt
4.000% due 09/07/2016		8,100	12,611
4.250% due 06/07/2032		9,600	14,247
4.500% due 03/07/2019		8,300	13,255
4.750% due 09/07/2015		9,300	14,991
4.750% due 03/07/2020		300	486

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,159

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	218

Total United Kingdom (Cost $100,403)			88,605

UNITED STATES 84.3%

ASSET-BACKED SECURITIES 4.3%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,305	1,063

AFC Home Equity Loan Trust
1.232% due 12/22/2027		24	15

Amortizing Residential Collateral Trust
1.222% due 10/25/2031		33	19

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		54	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BA Credit Card Trust
1.136% due 04/15/2013	$8,900	$8,510

Bear Stearns Asset-Backed Securities Trust
0.922% due 10/27/2032	70	44
0.972% due 03/25/2043	33	31
1.182% due 10/25/2032	37	21

Chase Issuance Trust
0.576% due 03/15/2013	5,600	5,314
1.456% due 05/16/2011	3,100	3,096

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	184	134
6.681% due 12/01/2033	167	136

Countrywide Asset-Backed Certificates
0.862% due 12/25/2036	115	66

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	25	12

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	4,472	4,431
1.976% due 06/15/2012	4,300	4,020

Home Equity Mortgage Trust
5.500% due 01/25/2037	542	83

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	626	449

Lehman XS Trust
0.692% due 04/25/2046	1,728	1,384

MBNA Credit Card Master Note Trust
0.546% due 09/15/2011	900	899

Residential Asset Mortgage Products, Inc.
1.082% due 06/25/2032	30	21

Residential Asset Securities Corp.
1.022% due 07/25/2032	90	41

SLC Student Loan Trust
1.214% due 02/15/2015	1,436	1,431

Wells Fargo Home Equity Trust
0.752% due 10/25/2035	934	835
0.762% due 11/25/2035	78	76

		32,160

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	6,983	3,766

Ford Motor Co.
3.560% due 12/16/2013	655	316

		4,082

CORPORATE BONDS & NOTES 29.3%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	500	490

Allstate Life Global Funding II
1.901% due 05/21/2010	8,100	7,720

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,500	2,421

Altria Group, Inc.
9.250% due 08/06/2019	4,000	4,287

American Electric Power Co., Inc.
5.250% due 06/01/2015	3,000	2,811

American Express Bank FSB
0.581% due 04/26/2010	2,700	2,532
0.714% due 06/12/2012	800	611
5.500% due 04/16/2013	5,200	4,490

American Express Co.
7.000% due 03/19/2018	5,900	5,216

110	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Credit Corp.
5.875% due 05/02/2013		$1,800	$1,582

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	158
5.850% due 01/16/2018		$3,000	1,177
8.000% due 05/22/2038	EUR	6,500	950
8.175% due 05/15/2058		$5,100	435

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	990

AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,752

Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	2,737
8.000% due 12/29/2049		$4,600	1,845
8.125% due 12/29/2049		7,400	3,044

Bear Stearns Cos. LLC
6.950% due 08/10/2012		3,700	3,772
7.250% due 02/01/2018		11,600	12,007

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	975
6.400% due 06/15/2016		1,700	1,590

Caterpillar Financial Services Corp.
1.976% due 06/24/2011		2,800	2,637

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	400	103

Citigroup Capital XXI
8.300% due 12/21/2057		$1,500	724

Citigroup Funding, Inc.
2.291% due 05/07/2010		2,000	1,796

Citigroup, Inc.
4.750% due 02/10/2019	EUR	900	598
5.500% due 04/11/2013		$5,000	4,398
6.125% due 05/15/2018		8,000	6,921
8.400% due 04/29/2049		2,000	1,133

CNA Financial Corp.
6.000% due 08/15/2011		800	698

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	2,851

Cox Communications, Inc.
6.750% due 03/15/2011		700	700

CVS Caremark Corp.
5.750% due 08/15/2011		300	315

Daimler Finance North America LLC
4.875% due 06/15/2010		300	291
5.750% due 09/08/2011		400	378

Exelon Corp.
4.900% due 06/15/2015		3,000	2,551

General Electric Capital Corp.
2.214% due 12/09/2011		4,000	4,075
4.625% due 09/15/2066	EUR	1,000	538
5.875% due 01/14/2038		$2,000	1,434
6.375% due 11/15/2067		3,400	1,653

GMAC LLC
4.750% due 09/14/2009	EUR	600	690

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$300	204
5.250% due 06/01/2016 (m)	CAD	2,200	1,486
5.375% due 02/15/2013	EUR	800	983
5.950% due 01/18/2018		$5,000	4,550
6.150% due 04/01/2018		2,500	2,289
6.250% due 09/01/2017		2,900	2,693

HCP, Inc.
5.950% due 09/15/2011		300	257

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,520

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HJ Heinz Finance Co.
6.000% due 03/15/2012		$900	$941

Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,927

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	573
5.350% due 03/01/2012		1,000	562
6.625% due 11/15/2013		3,000	1,664

Johnson Controls, Inc.
5.250% due 01/15/2011		900	872

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,302
6.000% due 01/15/2018		$4,900	4,961

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		760	651

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	1,976

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$3,300	2,835

Kraft Foods, Inc.
6.250% due 06/01/2012		900	950

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		600	75
5.625% due 01/24/2013 (a)		3,700	463
6.875% due 05/02/2018 (a)		6,100	762

Lennar Corp.
5.950% due 10/17/2011		900	752

Loews Corp.
5.250% due 03/15/2016		300	274

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,650

Masco Corp.
5.875% due 07/15/2012		300	236

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		1,571	1,462
1.328% due 08/14/2009		400	391
3.472% due 05/12/2010		5,800	5,463
6.875% due 04/25/2018		4,000	3,135

Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,572

Morgan Stanley
6.000% due 04/28/2015		6,500	6,150
6.250% due 08/28/2017		400	372
6.625% due 04/01/2018		5,700	5,448

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010		2,700	2,649

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	822

New York Community Bank
3.000% due 12/16/2011		1,475	1,512

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	965

NiSource Finance Corp.
5.400% due 07/15/2014		300	241

Nordstrom, Inc.
6.250% due 01/15/2018		3,000	2,359

Nucor Corp.
5.850% due 06/01/2018		3,000	3,003

Pricoa Global Funding I
2.066% due 06/04/2010		5,700	5,135

Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,100	2,851

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Reynolds American, Inc.
2.020% due 06/15/2011	$400	$360

Rohm & Haas Co.
5.600% due 03/15/2013	4,500	4,218

Ryder System, Inc.
6.000% due 03/01/2013	3,000	2,693

Sara Lee Corp.
6.250% due 09/15/2011	900	939

Sealed Air Corp.
6.950% due 05/15/2009	800	802

Simon Property Group LP
6.125% due 05/30/2018	2,000	1,576

Spectra Energy Capital LLC
5.668% due 08/15/2014	3,000	2,896

Sprint Capital Corp.
8.750% due 03/15/2032	200	135

Sprint Nextel Corp.
6.000% due 12/01/2016	700	504

State Street Capital Trust IV
2.320% due 06/15/2037	2,400	946

Target Corp.
7.000% due 01/15/2038	2,800	2,634

Temple-Inland, Inc.
6.625% due 01/15/2016	3,500	2,592

Verizon Communications, Inc.
4.350% due 02/15/2013	4,000	3,973
5.500% due 04/01/2017	700	678

Viacom, Inc.
5.750% due 04/30/2011	2,000	1,949

Wells Fargo & Co.
4.375% due 01/31/2013	2,500	2,333

		219,242

MORTGAGE-BACKED SECURITIES 11.3%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035	221	120

American Home Mortgage Assets
0.712% due 05/25/2046	2,165	765
2.553% due 11/25/2046	1,303	387

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,043	728

Banc of America Funding Corp.
4.606% due 02/20/2036	1,031	682
6.106% due 01/20/2047	313	148

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,611	2,344

BCAP LLC Trust
0.692% due 01/25/2037	4,475	1,715

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	1,043	722
2.650% due 08/25/2035	2,379	1,666
2.940% due 03/25/2035	3,816	2,596
3.951% due 08/25/2033	424	348
4.465% due 05/25/2034	520	410
4.530% due 08/25/2033	55	43
4.550% due 08/25/2035	2,936	2,056
4.630% due 05/25/2034	230	228
4.651% due 10/25/2033	299	260
4.793% due 11/25/2034	436	320
5.395% due 02/25/2034	33	22
5.473% due 05/25/2047	1,024	526

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,503	744
5.721% due 11/25/2036	4,737	2,176

See Accompanying Notes	Annual Report	March 31, 2009	111

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.786% due 02/25/2036	$2,623	$1,150
5.891% due 11/25/2036	626	286

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	2,150	1,361

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	1,400	860

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	957	622
4.248% due 08/25/2035	1,114	714
4.900% due 10/25/2035	6,444	4,162
6.008% due 09/25/2037	5,948	2,971

Countrywide Alternative Loan Trust
0.712% due 09/25/2046	2,854	1,027
0.732% due 07/25/2046	117	42
0.740% due 12/20/2046	2,480	804
0.872% due 05/25/2037	707	257
3.133% due 11/25/2035	411	179
3.673% due 11/25/2035	329	146
5.250% due 06/25/2035	414	242
5.895% due 02/25/2037	1,524	778
6.000% due 01/25/2037	1,719	940
6.000% due 04/25/2037	732	424
6.250% due 08/25/2037	341	170

Countrywide Home Loan Mortgage Pass-Through Trust
0.842% due 03/25/2035	3,127	1,339
0.852% due 02/25/2035	471	208
4.740% due 08/25/2034	117	64
4.785% due 11/25/2034	398	243
4.812% due 04/20/2035	189	139

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	488	234
4.462% due 05/25/2032	18	16
4.750% due 08/25/2033	449	373
4.878% due 07/25/2033	33	27
6.500% due 04/25/2033	70	59

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	134	104
4.738% due 12/25/2033	254	191
5.362% due 08/25/2035	216	153

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	50	29
5.500% due 09/25/2034	1,519	1,447

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	38	38

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	392	335
0.702% due 01/25/2037	576	209
0.722% due 10/25/2046	1,600	180
0.732% due 04/25/2036	600	214

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	45	31

GSR Mortgage Loan Trust
4.513% due 03/25/2033	273	230
4.541% due 09/25/2035	373	276

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	2,295	836
0.746% due 09/19/2037	960	342
0.746% due 01/19/2038	805	286
2.483% due 12/19/2036	970	311
4.957% due 05/19/2033	432	335
5.143% due 07/19/2035	104	57

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,181	805
0.722% due 11/25/2046	1,910	224
5.013% due 12/25/2034	125	86

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	986	794
5.550% due 10/25/2036	943	741

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	$1,300	$897

JPMorgan Mortgage Trust
4.375% due 11/25/2033	342	290
5.018% due 02/25/2035	644	512

MASTR Alternative Loans Trust
0.922% due 03/25/2036	355	134

Mellon Residential Funding Corp.
0.996% due 12/15/2030	782	631

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	758
5.957% due 08/12/2049	2,700	1,785

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	3,890	2,158
0.772% due 08/25/2036	293	130
5.366% due 02/25/2033	156	136

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035	1,602	1,074

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	1,127	417
0.702% due 06/25/2046	3,530	1,354
0.732% due 04/25/2046	369	144
0.752% due 05/25/2037	931	188
0.827% due 09/25/2046	800	80

Residential Asset Securitization Trust
0.972% due 12/25/2036	413	186
5.750% due 02/25/2036	572	390
6.250% due 10/25/2036	2,156	998
6.500% due 08/25/2036	1,000	388

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	200	129
6.500% due 03/25/2032	72	65

Sequoia Mortgage Trust
0.895% due 07/20/2033	727	553
0.906% due 10/19/2026	385	309

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	478	334
4.931% due 02/25/2034	203	143
5.190% due 09/25/2034	993	740

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	541	220
0.732% due 05/25/2046	912	333
0.806% due 07/19/2035	1,636	766
0.846% due 07/19/2034	219	118

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	292	251

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	7,118	4,917
5.572% due 10/15/2048	4,300	3,134

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	1,283	525
0.782% due 11/25/2045	588	240
0.832% due 01/25/2045	596	240
1.062% due 12/25/2027	1,987	1,405
2.333% due 03/25/2047	2,543	813
2.373% due 01/25/2047	947	294
3.742% due 03/25/2034	796	569
3.753% due 03/25/2033	813	687
4.135% due 08/25/2034	1,360	1,104
4.499% due 06/25/2033	147	116
5.845% due 02/25/2037	2,536	1,492

Washington Mutual Alternative Mortgage Pass- Through Certificates
2.393% due 04/25/2047	1,369	374
2.403% due 04/25/2047	862	181
2.573% due 07/25/2046	689	218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	$5,579	$4,426

		84,443

MUNICIPAL BONDS & NOTES 1.9%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,394
5.000% due 12/01/2037	600	517

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	2,100	2,097

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	270	235

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	618

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	283

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	3,344
6.500% due 06/01/2023	715	514

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	885

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	370	309

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	204

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	620	620

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	26

		14,046

	SHARES
PIMCO FUNDS (d) 5.0%

Short-Term Floating NAV Portfolio	3,768,681	37,706

PREFERRED STOCKS 0.2%

DG Funding Trust
2.717% due 12/31/2049	130	1,302

SLM Corp. CPI Linked
2.140% due 01/16/2018	10,700	86

		1,388

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 29.0%

Fannie Mae
0.722% due 10/27/2037	$5,700	5,134
3.999% due 03/01/2024	22	22
4.347% due 11/01/2034 (h)	4,283	4,351
4.934% due 12/01/2034	774	793
4.950% due 11/01/2023	10	10
5.000% due 07/01/2018 - 10/01/2035	7,745	8,051
5.000% due 07/01/2035 - 04/01/2038 (h)	19,821	20,343

112	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.055% due 05/01/2035	$503	$518
5.500% due 10/01/2017 - 11/01/2038	8,458	8,791
5.500% due 11/01/2032 - 06/01/2038 (h)	71,075	73,920
5.500% due 04/01/2037 (h)(i)	5,210	5,383
6.000% due 01/01/2036 - 01/01/2037	217	227
6.470% due 09/25/2012	1,000	1,149
6.500% due 06/01/2029 - 10/01/2037	2,381	2,512

Federal Farm Credit Bank
7.530% due 04/15/2009	475	476

Federal Home Loan Bank
7.400% due 02/01/2021	129	129

Financing Corp.
0.000% due 12/27/2018	12,100	8,524

Freddie Mac
0.906% due 12/15/2030	474	469
3.022% due 10/25/2044	3,779	3,683
4.500% due 02/15/2020	7,557	7,846
4.823% due 02/01/2029	269	273
4.974% due 05/01/2023	56	56
5.000% due 12/15/2031	3,600	3,707
5.328% due 04/01/2037	1,209	1,244
5.342% due 04/01/2037	124	127
5.500% due 02/01/2038 (h)	1,722	1,789
6.000% due 12/15/2024	317	333

Ginnie Mae
1.156% due 02/16/2030	226	223
4.125% due 12/20/2023 - 12/20/2026	70	71
4.625% due 07/20/2022 - 09/20/2026	146	147
5.250% due 01/20/2030	62	64

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 05/20/2022 - 05/20/2030	$308	$314
6.000% due 08/20/2034	4,605	4,887
6.500% due 04/01/2039	43,000	45,090
8.500% due 01/15/2030 - 02/15/2031	172	188

Small Business Administration
6.640% due 02/01/2011	97	102

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,428
7.140% due 05/23/2012	1,000	1,149

		216,523

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	19,300	19,131

U.S. Treasury Strips
0.000% due 08/15/2024	3,500	1,958

		21,089

Total United States (Cost $732,723)		630,679

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	1,936	1,936

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,978. Repurchase proceeds are $1,936.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 2.5%
0.933% due 04/17/2009	EUR	14,000	$18,579

U.S. TREASURY BILLS 2.2%
0.121% due 04/02/2009 - 06/04/2009 (c)(e)(f)(g)		$16,130	16,129

Total Short-Term Instruments (Cost $35,832)			36,644

PURCHASED OPTIONS (k) 0.5%
(Cost $731)			3,868

Total Investments 145.6% (Cost $1,220,776)			$1,089,264

Written Options (l) (1.0%) (Premiums $2,902)			(7,515)

Other Assets and Liabilities (Net) (44.6%)			(333,868)

Net Assets 100.0%			$747,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	The Global Bond Fund (Unhedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $400 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $13,239 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $410 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $154,620 at a weighted average interest rate of 2.135%. On March 31, 2009, securities valued at $109,298 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $3,838 and cash of $2,616 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	196	$96
90-Day Euribor June Futures	Long	06/2010	283	116
90-Day Euribor September Futures	Long	09/2010	61	37
Euro-Bobl June Futures	Long	06/2009	146	57
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2009	292	0
Euro-Bund 10-Year Bond June Futures	Long	06/2009	12	11
U.S. Treasury 10-Year Note June Futures	Long	06/2009	34	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	93
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	410	228
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	93	197

				$847

See Accompanying Notes	Annual Report	March 31, 2009	113

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$500	$21	$0	$21
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	600	35	0	35
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.131%		$4,000	(109)	0	(109)
American Electric Power Co., Inc.	WAC	(0.450%	)	06/20/2015	0.745%		3,000	50	0	50
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		1,000	55	0	55
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%		7,000	117	0	117
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		800	25	0	25
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		800	12	0	12
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	3.974%		1,500	125	0	125
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	3.974%		1,200	99	0	99
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	4.080%	EUR	800	(13)	0	(13)
Barclays Bank PLC	RBS	(2.600%	)	12/20/2013	2.100%		$1,900	(42)	0	(42)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	4.001%		1,100	117	0	117
Bear Stearns Cos., Inc.	BNP	(2.180%	)	03/20/2018	1.790%		5,100	(145)	0	(145)
Bear Stearns Cos., Inc.	CITI	(1.200%	)	03/20/2018	1.790%		5,500	228	0	228
Bear Stearns Cos., Inc.	DUB	(0.770%	)	03/20/2018	1.790%		1,000	72	0	72
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	1.600%		1,000	23	0	23
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		1,700	(56)	0	(56)
Citigroup, Inc.	BCLY	(1.420%	)	09/20/2013	6.400%		3,800	639	0	639
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	5.295%		10,000	2,263	0	2,263
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		1,500	336	0	336
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		800	68	0	68
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	800	15	0	15
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	0.700%		$3,000	(109)	0	(109)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	1.306%		700	15	0	15
Credit Suisse Group	DUB	(1.960%	)	06/20/2013	1.830%		10,800	(63)	0	(63)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%		300	5	0	5
Daimler Canada Finance, Inc.	RBC	(0.350%	)	06/20/2009	2.840%		1,000	6	0	6
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		300	8	0	8
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		400	22	0	22
Deutsche Bank AG	BNP	(0.920%	)	06/20/2013	1.230%		1,000	12	0	12
Deutsche Bank AG	JPM	(0.940%	)	09/20/2017	1.207%		900	17	0	17
Diamond Offshore Drilling, Inc.	JPM	(0.230%	)	06/20/2012	0.574%		700	8	0	8
Exelon Corp.	CITI	(1.260%	)	06/20/2015	3.009%		3,000	266	0	266
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		600	1	0	1
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	2.454%		5,000	446	0	446
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	2.580%		1,100	144	0	144
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%		1,000	10	0	10
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		300	47	0	47
Home Depot, Inc.	MSC	(0.980%	)	12/20/2013	1.840%		3,000	109	0	109
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		3,000	1,183	0	1,183
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	22.414%		1,000	364	0	364
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		1,000	383	0	383
Johnson Controls, Inc.	CSFB	(0.240%	)	03/20/2011	7.499%		900	119	0	119
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	1.790%		2,600	193	0	193
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		600	46	0	46
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		1,700	128	0	128
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	900	24	0	24
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%		$1,000	25	0	25
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Lockheed Martin Corp.	MSC	(0.089%	)	06/20/2012	0.495%		900	11	0	11
Loews Corp.	BOA	(0.120%	)	06/20/2012	0.662%		400	7	0	7
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		300	10	0	10
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		300	10	0	10
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%		3,000	41	0	41
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		300	41	0	41
Morgan Stanley	BCLY	(1.800%	)	09/20/2018	3.139%		2,500	220	0	220
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%		1,100	145	0	145
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%		1,000	12	0	12
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		300	50	0	50
Nordstrom, Inc.	BOA	(1.120%	)	03/20/2018	3.518%		3,000	452	0	452
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%		3,000	167	0	167
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		800	14	0	14
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		3,700	96	0	96
RadioShack Corp.	RBS	(1.430%	)	06/20/2013	2.100%		2,400	60	0	60
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	1.650%		4,500	195	0	195
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%		3,000	256	0	256
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.596%		900	(2)	0	(2)
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%		900	5	0	5
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		2,000	529	0	529
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	1,000	19	0	19
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	1.000%		$3,000	25	0	25

114	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	6.690%		$700	$190	$0	$190
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		400	27	0	27
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%		3,000	314	0	314
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	4.674%		3,500	(358)	0	(358)
Time Warner, Inc.	BCLY	(1.050%	)	03/20/2016	1.060%		1,500	0	0	0
UBS Warburg LLC	BCLY	(2.150%	)	12/20/2013	2.290%	EUR	3,700	25	0	25
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$3,300	(11)	0	(11)
UBS Warburg LLC	RBS	(3.000%	)	12/20/2013	2.290%		1,500	(46)	0	(46)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	600	15	0	15
Verizon Communications, Inc.	CITI	(0.900%	)	06/20/2017	1.045%		$700	7	0	7
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		900	(9)	0	(9)
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		300	14	0	14
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		800	40	26	14
Vivendi	BNP	(1.742%	)	06/20/2013	1.674%		1,200	(5)	0	(5)
Vivendi	BNP	(1.780%	)	06/20/2013	1.674%		1,200	(6)	0	(6)
Vivendi	BNP	(1.820%	)	06/20/2013	1.674%		1,000	(7)	0	(7)
Vivendi	JPM	(1.500%	)	06/20/2018	1.416%		2,500	(18)	0	(18)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	3.390%		1,600	248	0	248
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%	GBP	2,500	151	0	151
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%		$400	85	0	85

								$10,357	$26	$10,331

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$1,200	$(19)	$0	$(19)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	2,600	(269)	0	(269)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	7,000	(188)	0	(188)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	700	(22)	(35)	13
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	600	(8)	0	(8)
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	500	(21)	0	(21)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	5,000	(556)	0	(556)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,600	(221)	0	(221)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	600	(254)	0	(254)

						$(1,788)	$(35)	$(1,753)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		$80,325	$7,660	$1,820	$5,840
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		7,515	673	282	391
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		17,080	750	(576)	1,326
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016	EUR	5,300	934	(35)	969

							$10,017	$1,491	$8,526

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$3,000	$(2,474)	$(966)	$(1,508)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	1,000	(700)	(376)	(324)

					$(3,174)	$(1,342)	$(1,832)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2009	115

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$417	$(14)	$431
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	907	(17)	924
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	758	11	747
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	274	0	274
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	71,700	(192)	29	(221)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	(157)	(41)	(116)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		2,800	(191)	(51)	(140)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,200	(765)	(74)	(691)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		900	(97)	(6)	(91)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		600	(64)	(16)	(48)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,300	(369)	(89)	(280)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		300	(41)	(3)	(38)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	46	(4)	50
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	651	(59)	710
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		$14,100	(3,241)	114	(3,355)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		800	(77)	(97)	20
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		14,000	(1,343)	(1,693)	350
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		15,000	(4,089)	294	(4,383)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		9,400	351	103	248
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	2,800	71	34	37
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		16,600	420	251	169
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		21,700	549	(3)	552
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		52,500	469	59	410
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		11,200	(14)	(101)	87
Pay	6-Month GBP-LIBOR	3.500%	09/16/2016	BCLY	GBP	1,800	(2)	15	(17)
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(71)	0	(71)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BCLY		300,000	(13)	(7)	(6)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	BNP		390,000	(16)	(9)	(7)
Receive	6-Month JPY-LIBOR	1.000%	06/17/2011	RBS		1,350,000	(59)	(29)	(30)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(128)	(15)	(113)
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		4,990,000	1,211	1,165	46
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		890,000	217	166	51
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		2,260,000	596	459	137
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(994)	27	(1,021)

							$(4,923)	$399	$(5,322)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$87.000	05/22/2009	73	$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	$14,800	$153	$572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	53,100	560	3,295

							$713	$3,867

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$86.000	05/05/2009	$5,400	$1	$0
Put - OTC Freddie Mac 5.500% due 05/01/2039	86.000	05/05/2009	40,000	5	0
Put - OTC Ginnie Mae 6.000% due 04/01/2039	91.250	04/13/2009	40,000	5	0
Put - OTC Ginnie Mae 6.500% due 04/01/2039	92.500	04/13/2009	56,000	6	0

				$17	$0

116	PIMCO Funds	See Accompanying Notes

March 31, 2009

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	97	$43	$19
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	475	307	9
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	214	93	21

				$443	$49

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	5,400	$58	$89
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		5,400	57	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		2,400	26	39
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		2,400	26	0
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		12,500	166	1,108
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		5,700	60	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$14,000	107	23
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		3,400	14	9
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		7,000	21	3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	168	1,034
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,400	85	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,400	77	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		9,800	50	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		9,800	51	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	14	3
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	2,367
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		50,800	127	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009		25,500	23	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009		16,200	30	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		13,000	46	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.320%	08/28/2009		37,500	49	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	2,750

								$2,339	$7,450

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$16,000	$49	$6
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	8,000	39	10
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	12,000	32	0

				$120	$16

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	1,998	$329,000	AUD	18,000	EUR	15,000	GBP	4,500	$8,337
Sales	8,646	473,900		0		62,351		9,338	7,872
Closing Buys	(6,779)	(447,700)		(18,000)		(22,151)		(13,838)	(11,263)
Expirations	(3,079)	(57,300)		0		(8,900)		0	(2,044)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	786	$297,900	AUD	0	EUR	46,300	GBP	0	$2,902

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,983	$1,486	0.20%

See Accompanying Notes	Annual Report	March 31, 2009	117

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	14,909	04/2009	$0	$(79)	$(79)
Sell		HSBC	14,909	04/2009	0	0	0
Sell	AUD	DUB	12,300	04/2009	0	(719)	(719)
Buy		UBS	433	04/2009	2	0	2
Sell		BCLY	3,493	05/2009	15	0	15
Buy		UBS	2,833	05/2009	0	(20)	(20)
Buy	BRL	RBC	34	06/2009	0	(3)	(3)
Buy	CAD	BCLY	165	04/2009	0	(4)	(4)
Buy		BNP	3,092	04/2009	36	0	36
Sell		BNP	3,092	04/2009	0	(36)	(36)
Sell		JPM	10,118	04/2009	106	0	106
Buy		RBS	1,100	04/2009	0	(21)	(21)
Sell		UBS	426	04/2009	0	(8)	(8)
Sell	CLP	BCLY	66,358	05/2009	1	0	1
Buy		CITI	83,585	05/2009	0	(2)	(2)
Sell		HSBC	83,585	05/2009	0	(15)	(15)
Buy		JPM	66,358	05/2009	0	(25)	(25)
Buy		BCLY	66,358	11/2009	0	(2)	(2)
Sell		CITI	83,585	11/2009	3	0	3
Buy	CNY	BCLY	52,412	05/2009	45	(207)	(162)
Sell		BCLY	55,103	05/2009	0	(125)	(125)
Buy		CITI	51,807	05/2009	0	(339)	(339)
Sell		DUB	28,469	05/2009	0	(89)	(89)
Buy		HSBC	11,537	05/2009	0	(51)	(51)
Sell		HSBC	33,140	05/2009	15	(39)	(24)
Buy		JPM	23,323	05/2009	0	(135)	(135)
Sell		JPM	24,125	05/2009	0	(86)	(86)
Buy		MSC	10,418	05/2009	0	(62)	(62)
Sell		UBS	8,660	05/2009	0	(28)	(28)
Buy		BCLY	1,451	07/2009	0	(13)	(13)
Sell		BCLY	8,262	07/2009	0	(26)	(26)
Buy		DUB	18,327	07/2009	0	(161)	(161)
Buy		HSBC	2,420	07/2009	0	(22)	(22)
Buy		JPM	2,243	07/2009	0	(20)	(20)
Sell		JPM	16,179	07/2009	0	(62)	(62)
Buy		BCLY	2,209	09/2009	4	0	4
Buy		CITI	2,221	09/2009	6	0	6
Buy		DUB	9,978	09/2009	23	0	23
Sell		DUB	20,641	09/2009	0	(103)	(103)
Buy		HSBC	4,438	09/2009	11	0	11
Buy		JPM	1,795	09/2009	3	0	3
Buy		BCLY	10,063	05/2010	0	(153)	(153)
Sell		BCLY	21,410	05/2010	0	(164)	(164)
Buy		MLP	11,346	05/2010	0	(166)	(166)
Buy	DKK	UBS	31,484	06/2009	311	0	311
Sell	EUR	BCLY	7,871	04/2009	99	(265)	(166)
Buy		BNP	1,021	04/2009	13	(18)	(5)
Sell		BNP	446	04/2009	2	0	2
Buy		CITI	458	04/2009	0	(15)	(15)
Buy		CSFB	4,398	04/2009	60	0	60
Sell		GSC	1,390	04/2009	0	(53)	(53)
Buy		HSBC	94,392	04/2009	6,205	0	6,205
Buy		JPM	695	04/2009	30	0	30
Buy		MSC	744	04/2009	0	(22)	(22)
Buy		RBS	942	04/2009	0	(7)	(7)
Buy		UBS	2,303	04/2009	35	(37)	(2)
Sell	GBP	BCLY	146	04/2009	3	0	3
Buy		BNP	3,415	04/2009	108	(2)	106
Buy		CITI	677	04/2009	0	(14)	(14)
Sell		CSFB	1,022	04/2009	0	(57)	(57)
Buy		DUB	5,068	04/2009	0	(75)	(75)
Buy		HSBC	125	04/2009	3	0	3
Sell		HSBC	369	04/2009	7	0	7
Sell		JPM	3,158	04/2009	41	(44)	(3)
Buy		MSC	18,725	04/2009	2	(219)	(217)
Buy		RBS	1,461	04/2009	33	0	33
Sell		RBS	1,067	04/2009	6	(6)	0
Sell		UBS	44	04/2009	2	0	2
Buy	HKD	BCLY	15	06/2009	0	0	0
Buy		BOA	16	06/2009	0	0	0
Buy		HSBC	16	06/2009	0	0	0

118	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	JPM	43	06/2009	$0	$0	$0
Buy	HUF	JPM	530	05/2009	0	0	0
Sell		JPM	530	05/2009	0	0	0
Buy	INR	BCLY	9,005	04/2009	0	(3)	(3)
Buy		BOA	5,590	04/2009	0	0	0
Sell		BOA	538	04/2009	0	0	0
Buy		CITI	5,000	04/2009	0	(2)	(2)
Sell		CITI	537	04/2009	0	0	0
Buy		DUB	5,040	04/2009	0	(1)	(1)
Sell		DUB	478	04/2009	0	0	0
Buy		HSBC	7,002	04/2009	0	(2)	(2)
Sell		JPM	30,085	04/2009	0	(7)	(7)
Buy		BOA	549	07/2009	0	0	0
Buy		CITI	547	07/2009	0	0	0
Buy		DUB	478	07/2009	0	0	0
Sell	JPY	CITI	96,522	04/2009	10	0	10
Buy		RBS	1,285	04/2009	0	0	0
Buy		BNP	12,101,769	05/2009	0	(2,132)	(2,132)
Sell		BNP	737,934	05/2009	132	0	132
Sell		CITI	329,208	05/2009	12	0	12
Buy		DUB	109,770	05/2009	0	(26)	(26)
Sell		DUB	203,152	05/2009	27	0	27
Buy		GSC	32,365	05/2009	0	(4)	(4)
Sell		GSC	86,651	05/2009	9	0	9
Sell		HSBC	370,413	05/2009	23	0	23
Buy		JPM	105,211	05/2009	0	(19)	(19)
Sell		JPM	541,766	05/2009	31	0	31
Buy		MSC	159,492	05/2009	0	(8)	(8)
Sell		RBS	191,874	05/2009	10	0	10
Sell		UBS	156,190	05/2009	12	0	12
Buy		MSC	11,397,155	06/2009	0	(1,820)	(1,820)
Sell	KRW	BCLY	34,048	04/2009	0	0	0
Sell		BOA	24,142	04/2009	0	0	0
Buy	MXN	CITI	925	05/2009	0	(16)	(16)
Sell		JPM	984	05/2009	0	0	0
Buy		MLP	59	05/2009	0	0	0
Sell		CITI	162	11/2009	0	0	0
Buy	MYR	BCLY	1,294	04/2009	0	(15)	(15)
Sell		BCLY	874	04/2009	0	0	0
Buy		BOA	1,121	04/2009	0	(13)	(13)
Buy		CITI	2,250	04/2009	0	(23)	(23)
Buy		HSBC	1,233	04/2009	0	(12)	(12)
Sell		JPM	3,561	04/2009	29	0	29
Buy		BCLY	879	08/2009	2	0	2
Sell		BCLY	2,359	08/2009	19	0	19
Buy	NZD	RBS	1,352	04/2009	1	0	1
Sell		RBS	1,352	04/2009	0	(99)	(99)
Sell		RBS	1,352	05/2009	0	(1)	(1)
Buy	PHP	BCLY	1,355	05/2009	0	0	0
Buy		CITI	33,369	05/2009	2	(4)	(2)
Buy		JPM	10,185	05/2009	0	0	0
Sell		CITI	46,090	08/2009	13	0	13
Sell	PLN	DUB	269	05/2009	18	0	18
Buy		HSBC	269	05/2009	0	(29)	(29)
Buy	RUB	BCLY	92,539	05/2009	0	(65)	(65)
Sell		BCLY	1,070	05/2009	1	0	1
Buy		HSBC	18,874	05/2009	0	(225)	(225)
Sell		HSBC	2,402	05/2009	6	0	6
Sell		JPM	107,941	05/2009	843	0	843
Buy	SAR	JPM	12,489	04/2009	0	(51)	(51)
Sell		JPM	12,489	04/2009	0	(8)	(8)
Sell	SEK	CITI	1,707	06/2009	5	0	5
Buy		UBS	23,837	06/2009	308	0	308
Buy	SGD	CITI	2,131	04/2009	0	(59)	(59)
Buy		DUB	1,357	04/2009	0	(28)	(28)
Buy		HSBC	556	04/2009	0	(15)	(15)
Sell		JPM	5,732	04/2009	104	0	104
Buy		RBS	877	04/2009	0	(20)	(20)
Buy		HSBC	796	07/2009	0	(27)	(27)
Sell	TWD	CITI	249	05/2009	0	0	0
Buy	ZAR	BCLY	279	05/2009	4	0	4
Sell		BCLY	279	05/2009	0	0	0
Buy		BCLY	279	11/2009	0	0	0

					$8,851	$(8,553)	$298

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments Global Bond Fund (Unhedged) (Cont.)	March 31, 2009

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$37,706	$1,037,259	$14,299	$1,089,264
Other Financial Instruments ++	847	304	2,429	3,580

Total	$38,553	$1,037,563	$16,728	$1,092,844

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$18,383	$7,508	$105	$(87)	$(5,762)	$(5,848)	$14,299
Other Financial Instruments ++	12	0	0	0	2,426	(9)	2,429

Total	$18,395	$7,508	$105	$(87)	$(3,336)	$(5,857)	$16,728

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

120	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 3.0%

Short-Term Floating NAV Portfolio	3,129,924	$31,315

Total PIMCO Funds (Cost $31,315)		31,315

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	$3,000	2,786

Morgan Stanley
3.338% due 05/14/2010	4,000	3,898

Total Corporate Bonds & Notes (Cost $6,541)		6,684

U.S. GOVERNMENT AGENCIES 161.4%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2039	58,130	58,868
4.500% due 04/01/2039	13,000	13,284
5.000% due 01/01/2018 - 04/01/2039	92,964	95,964
5.500% due 12/01/2020 - 09/01/2038	101,083	105,099
5.851% due 03/01/2018	12	12
6.000% due 04/01/2024 - 04/01/2039	41,630	43,522
6.468% due 03/25/2039	15,721	16,026
6.500% due 05/01/2039	200	210

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
3.700% due 05/01/2031	11	11
4.423% due 05/01/2019	10	10
5.000% due 11/01/2036	4,119	4,259
5.500% due 04/01/2038 - 04/01/2039	3,941	4,091
5.575% due 06/01/2030	3	3
6.000% due 09/01/2038 - 04/01/2039	26,200	27,423
7.500% due 08/15/2029 (a)	27	3
7.500% due 03/01/2038	4,232	4,486

Ginnie Mae
0.756% due 01/16/2031 - 02/16/2032	2,558	2,518
0.806% due 08/16/2032	1,344	1,311
0.856% due 12/16/2026 - 08/16/2031	634	611
0.956% due 06/16/2027	50	50
1.006% due 11/16/2029	3,546	3,499
1.056% due 07/16/2028	117	116
1.062% due 05/16/2027	62	60
1.106% due 04/16/2032	228	224
1.206% due 05/16/2029	313	312
1.499% due 08/20/2058	48,017	44,244
1.547% due 08/20/2058	13,153	12,242
1.597% due 01/16/2030 - 02/16/2030	10,814	10,902
3.000% due 02/20/2034	3,264	3,266
3.132% due 02/20/2059	12,427	12,578
3.625% due 02/20/2035	383	377
3.750% due 11/20/2034	7,164	7,169
4.000% due 10/20/2033 - 06/20/2038	6,220	6,239
4.125% due 12/20/2017 - 10/20/2030	4,644	4,675
4.500% due 08/20/2033 - 05/01/2039	165,637	169,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.625% due 07/20/2018 - 09/20/2035	$14,333	$14,407
4.750% due 01/20/2031 - 03/20/2032	304	309
5.000% due 05/01/2039	40,400	41,732
5.100% due 04/20/2039	22,000	22,241
5.250% due 02/20/2030	885	904
5.375% due 06/20/2021 - 05/20/2032	7,580	7,715
5.500% due 05/20/2016 - 05/01/2039	369,277	384,373
6.000% due 06/15/2009 - 04/01/2039	273,398	285,856
6.000% due 08/15/2038 (f)	29,701	31,068
6.500% due 12/15/2023 - 04/01/2039	221,608	232,655
7.500% due 10/15/2022 - 06/15/2033	3,909	4,140

Small Business Administration
5.600% due 09/01/2028	5,191	5,683
7.449% due 08/01/2010	23	24

Total U.S. Government Agencies (Cost $1,658,934)		1,683,889

MORTGAGE-BACKED SECURITIES 7.3%

Bear Stearns Commercial Mortgage Securities
0.389% due 09/11/2042 (a)	30,382	348
5.405% due 12/11/2040	6,000	4,736
5.700% due 06/11/2050	4,000	3,047

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	6,530	4,135

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.424% due 10/15/2048 (a)	168,483	2,606
5.322% due 12/11/2049	10,000	6,688

Credit Suisse Mortgage Capital Certificates
0.574% due 09/15/2039 (a)	97,840	1,961
5.467% due 09/15/2039	12,200	8,106

CS First Boston Mortgage Securities Corp.
0.243% due 08/15/2038 (a)	8,218	58
3.201% due 03/25/2032	58	44

GMAC Commercial Mortgage Securities, Inc.
0.098% due 05/10/2040 (a)	133,975	105

GS Mortgage Securities Corp. II
0.829% due 01/10/2040 (a)	141,291	1,098

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	14,527	8,451

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	7,066	5,096
5.305% due 01/15/2049	6,000	4,821
6.162% due 05/12/2034	4,720	4,554

LB-UBS Commercial Mortgage Trust
0.168% due 11/15/2040 (a)	67,098	384
1.053% due 03/15/2036 (a)	2,817	53

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	8,000	5,670
5.172% due 12/12/2049	9,000	5,261

Merrill Lynch Mortgage Trust
1.546% due 07/12/2034 (a)	12,681	51

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,622	1,307

Morgan Stanley Capital I
0.496% due 11/12/2041 (a)	41,259	618
0.896% due 04/15/2038 (a)	54,467	939

Structured Asset Mortgage Investments, Inc.
1.216% due 09/19/2032	133	100

Thornburg Mortgage Securities Trust
0.652% due 07/25/2036	5,038	4,408

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
4.557% due 09/25/2033	$1,651	$1,627

Total Mortgage-Backed Securities (Cost $92,255)		76,272

ASSET-BACKED SECURITIES 6.5%

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	19	7

BA Credit Card Trust
0.756% due 01/15/2013	4,300	4,128

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	698	663
4.260% due 05/15/2013	15,800	15,754
4.550% due 03/15/2013	7,139	7,185

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	27	18

Citibank Omni Master Trust
1.623% due 12/23/2013	3,300	2,991

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,493	751

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	6,000	5,610

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

Massachusetts Educational Financing Authority
2.109% due 04/25/2038	5,867	4,957

Saxon Asset Securities Trust
1.042% due 08/25/2032	8	7

SLM Student Loan Trust
2.659% due 04/25/2023	6,239	6,131

South Carolina Student Loan Corp.
1.761% due 09/02/2014	1,899	1,880
1.811% due 03/01/2018	6,500	6,296
2.011% due 03/02/2020	8,400	7,828
2.261% due 09/03/2024	4,300	3,928

Structured Asset Securities Corp.
0.812% due 01/25/2033	86	44

Total Asset-Backed Securities (Cost $71,827)		68,204

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)
0.190% due 04/01/2009	4,600	4,600
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $4,715. Repurchase proceeds are $4,600.)

		9,600

U.S. TREASURY BILLS 0.8%
0.134% due 04/09/2009 - 06/11/2009 (b)(d)	7,740	7,739

Total Short-Term Instruments (Cost $17,339)		17,339

See Accompanying Notes	Annual Report	March 31, 2009	121

Schedule of Investments  GNMA Fund  (Cont.)

VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $21)	$1

Total Investments 180.5% (Cost $1,878,232)	$1,883,704

Written Options (i) (0.0%) (Premiums $477)	(153)

Other Assets and Liabilities (Net) (80.5%)	(840,211)

Net Assets 100.0%	$1,043,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	The GNMA Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $7,739 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $72,498 at a weighted average interest rate of 2.390%. On March 31, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $405 and cash of $715 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	188	$764

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	UBS	(2.250%	)	12/25/2035	$1,955	$1,911	$0	$1,911
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	500	447	0	447

						$2,358	$0	$2,358

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.474% due 12/25/2035	JPM	2.550%	12/25/2035	$1,955	$(1,911)	$0	$(1,911)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$3,000	$2,758	$390	$2,368
CMBX.NA AAA 2 Index	MSC	(0.070%	)	03/15/2049	10,750	3,079	2,735	344
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,500	858	205	653
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	10,750	3,729	3,520	209

						$10,424	$6,850	$3,574

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,854	$(1,779)	$(997)	$(782)
ABX.HE BBB 06-2 Index	GSC	2.420%	05/25/2046	565	(530)	(164)	(366)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	1,159	(1,111)	(631)	(480)

					$(3,420)	$(1,792)	$(1,628)

122	PIMCO Funds	See Accompanying Notes

March 31, 2009

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	$5,000	$(829)	$(863)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	6,500	(1,266)	(37)	(1,229)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	16,300	(1,517)	(675)	(842)

						$(3,612)	$(1,575)	$(2,037)

(h)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 4.000% due 06/01/2024	$70.000	06/09/2009	$25,000	$3	$1
Put - OTC Ginnie Mae 5.500% due 04/01/2039	91.000	04/13/2009	150,000	18	0

				$21	$1

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	324	$60	$78
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	324	116	69

				$176	$147

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,800	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,800	35	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	16,800	85	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	16,800	88	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,300	27	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,300	31	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	6,000	21	2

							$301	$6

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	648	63,800	477
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	648	$63,800	$477

See Accompanying Notes	Annual Report	March 31, 2009	123

Schedule of Investments GNMA Fund (Cont.)	March 31, 2009

(j)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2024	$9,300	$9,528	$9,576
Fannie Mae	4.500%	04/01/2039	134,000	134,820	136,931
Fannie Mae	5.000%	04/01/2024	5,100	5,259	5,289
Fannie Mae	5.500%	04/01/2024	700	725	730
Fannie Mae	5.500%	04/01/2039	117,000	120,665	121,442
Freddie Mac	6.000%	04/01/2039	26,000	26,959	27,182
Ginnie Mae	5.000%	04/01/2039	40,000	41,113	41,469
Ginnie Mae	6.000%	04/01/2039	97,000	100,624	101,320
Ginnie Mae	6.500%	04/01/2039	154,000	160,378	161,483

				$600,071	$605,422

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$31,315	$1,761,071	$91,318	$1,883,704
Short Sales, at value	0	(605,422)	0	(605,422)
Other Financial Instruments ++	764	(244)	447	967

Total	$32,079	$1,155,405	$91,765	$1,279,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,498	$90,110	$18	$(1)	$(307)	$0	$91,318
Other Financial Instruments ++	2,849	0	0	0	(2,402)	0	447

Total	$4,347	$90,110	$18	$(1)	$(2,709)	$0	$91,765

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

124	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (f) 5.8%

Short-Term Floating NAV Portfolio	37,278,568	$372,972

Total PIMCO Funds (Cost $372,916)		372,972

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 5.6%

AES Corp.
15.430% due 03/31/2010	$6,000	5,400

Allison Transmission, Inc.
3.290% due 08/07/2014	8,988	6,002
3.320% due 08/07/2014	824	550

ARAMARK Corp.
2.038% due 01/26/2014	597	520
3.334% due 01/26/2014	9,403	8,192

Biomet, Inc.
3.518% due 03/25/2015	75	68
3.522% due 03/25/2015	45	41
4.222% due 03/25/2015	6,604	5,971

Cablevision
2.306% due 03/30/2013	2,468	2,245

Calpine Corp.
4.095% due 03/29/2014	4,962	3,804

Cengage Learning, Inc.
3.020% due 07/05/2014	28,270	19,223

Community Health Systems, Inc.
2.768% due 07/25/2014	3,804	3,297
3.506% due 07/25/2014	36,360	31,515
4.000% due 07/25/2014	584	506

CSC Holdings, Inc.
9.750% due 08/01/2013	8,850	8,076

Daimler Finance North America LLC
4.560% due 08/03/2012	58,078	31,326

Delphi Corp.
7.250% due 06/30/2009	833	663
8.500% due 06/30/2009	9,000	1,347

Dex Media West LLC
7.000% due 10/13/2014	1,000	459

First Data Corp.
3.268% due 09/24/2014	481	325
3.272% due 09/24/2014	7,923	5,363

Ford Motor Co.
3.560% due 12/16/2013	47,393	22,834

Freescale Semiconductor, Inc.
8.000% due 12/15/2014	3,328	1,735

Georgia-Pacific Corp.
2.956% due 12/20/2012	306	271
3.292% due 12/20/2012	15,754	13,935
3.459% due 12/20/2012	253	224

Goodyear Tire & Rubber Co.
2.280% due 04/30/2014	3,000	2,105

Harrah’s Operating Co., Inc.
3.518% due 01/28/2015	10	6
4.159% due 01/28/2015	980	590

HCA, Inc.
3.470% due 11/18/2013	37,271	31,801

Headwaters, Inc.
5.970% due 04/30/2011	1,684	1,221

HealthSouth Corp.
3.020% due 03/10/2013	67	59
3.050% due 03/10/2013	3,550	3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hertz Corp.
1.227% due 12/21/2012	$795	$606
2.260% due 12/21/2012	370	282
2.290% due 12/21/2012	1,923	1,465
2.300% due 12/21/2012	369	281
2.310% due 12/21/2012	591	451
2.320% due 12/21/2012	793	604

Idearc, Inc.
3.220% due 11/17/2014 (a)	7,919	3,059

Ineos Group Holdings PLC
7.001% due 10/07/2012	8,677	3,384

Intelsat Ltd.
3.921% due 02/01/2014	20,750	15,407

Lender Processing Services
3.018% due 07/02/2014	1,985	1,923

Local Insight
6.250% due 04/21/2015	1,878	676
7.750% due 04/21/2015	2,836	1,021

Mylan Laboratories, Inc.
3.812% due 10/02/2014	1,547	1,441
4.500% due 10/02/2014	6,455	6,012

NRG Energy, Inc.
1.359% due 02/01/2013	3,793	3,424
1.979% due 02/01/2013	1,368	1,235
2.959% due 02/01/2013	6,627	5,982

Nuveen Investments, Inc.
3.518% due 11/13/2014	3,628	2,050
3.520% due 11/01/2014	3,175	1,794
4.232% due 11/01/2014	126	72

RH Donnelley Corp.
6.750% due 06/30/2011	3,364	1,486

Roundy’s Supermarket, Inc.
3.250% due 10/27/2011	4,174	3,694
3.290% due 10/27/2011	5,238	4,636

SunGard Data Systems, Inc.
2.991% due 02/11/2013	14,000	11,935

Telesat Canada
3.520% due 10/31/2014	269	237
4.180% due 10/31/2014	2,923	2,569
4.190% due 10/31/2014	980	861
4.220% due 10/31/2014	418	367
4.270% due 10/31/2014	705	620

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	174	115
4.018% due 10/10/2014	306	203
4.033% due 10/10/2014	46,294	30,645

Tribune Co.
5.000% due 06/04/2024 (a)	6,212	1,612
5.250% due 06/04/2024 (a)	13,344	3,195

United Surgical
2.550% due 04/19/2014	3,335	2,793
3.160% due 04/19/2014	4,300	3,601
5.000% due 04/19/2014	46	38

Verso Paper Holdings LLC
7.509% due 02/11/2013	26	19
7.685% due 02/01/2013	986	716

VNU/Nielson Finance LLC
2.533% due 08/09/2013	5,363	4,198

Weather Investments II SARL
8.392% due 12/21/2011	8,232	8,014
9.635% due 10/26/2014	3,000	2,623

West Corp.
7.250% due 10/24/2013	2,978	2,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wrigley WM Jr. Co.
6.500% due 10/06/2014	$8,394	$8,312

Total Bank Loan Obligations (Cost $486,762)		358,707

CORPORATE BONDS & NOTES 65.9%

BANKING & FINANCE 17.5%

AES Ironwood LLC
8.857% due 11/30/2025	56,449	49,957

AES Red Oak LLC
8.540% due 11/30/2019	28,451	26,033
9.200% due 11/30/2029	2,795	2,446

American Express Bank FSB
5.500% due 04/16/2013	29,200	25,215

American Express Co.
7.000% due 03/19/2018	46,500	41,111

American Express Credit Corp.
0.716% due 06/16/2011	1,400	1,217
1.920% due 05/27/2010	2,050	1,936

American General Finance Corp.
6.900% due 12/15/2017	8,200	2,878

American International Group, Inc.
1.224% due 01/29/2010	1,150	726
1.388% due 03/20/2012	1,510	712
4.950% due 03/20/2012	14,500	7,094
5.050% due 10/01/2015	4,600	2,048
5.375% due 10/18/2011	7,375	3,838
5.450% due 05/18/2017	4,885	1,936
5.850% due 01/16/2018	18,900	7,413
8.175% due 05/15/2058	15,925	1,357
8.250% due 08/15/2018	73,825	31,640

ANZ National International Ltd.
6.200% due 07/19/2013	1,975	1,907

ASIF I
1.309% due 07/26/2010	6,000	4,805

Bank of America Corp.
8.000% due 12/29/2049	117,225	47,005
8.125% due 12/29/2049	740	303

Bank of America Institutional Capital B
7.700% due 12/31/2026	426	167

Barclays Bank PLC
6.050% due 12/04/2017	19,175	15,113
7.434% due 09/29/2049	5,100	2,121
7.700% due 04/29/2049	48,525	21,351

Bear Stearns Cos. LLC
6.400% due 10/02/2017	7,300	7,121

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	172

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	1,754

Caelus Re Ltd.
7.511% due 06/07/2011	2,950	2,780

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	7,450	6,186
5.600% due 11/02/2011	10,170	7,361

CIT Group, Inc.
1.451% due 03/12/2010	4,775	3,799
1.464% due 07/28/2011	6,375	4,091
4.250% due 02/01/2010	5,300	4,544
4.750% due 12/15/2010	8,440	6,809
5.200% due 11/03/2010	17,550	14,162
5.400% due 03/07/2013	4,675	2,919
5.600% due 04/27/2011	10,100	7,377
5.800% due 07/28/2011	2,750	1,985

See Accompanying Notes	Annual Report	March 31, 2009	125

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057	$19,500	$9,410

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,056

Citigroup, Inc.
1.396% due 05/18/2010	3,250	2,921
1.554% due 06/09/2016	19,200	9,615
6.125% due 05/15/2018	4,450	3,850
8.400% due 04/29/2049	55,200	31,265

El Paso Performance-Linked Trust
7.750% due 07/15/2011	28,955	27,902

Ford Motor Credit Co. LLC
4.010% due 01/13/2012	2,355	1,487
5.700% due 01/15/2010	6,350	5,440
7.000% due 10/01/2013	53,980	36,138
7.375% due 10/28/2009	35,450	31,797
8.000% due 12/15/2016	89,525	58,933
12.000% due 05/15/2015	7,800	5,921

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	7,300	7,629

General Electric Capital Corp.
1.428% due 05/11/2016	2,100	1,372
6.875% due 01/10/2039	23,250	19,036

GMAC LLC
3.461% due 12/01/2014	500	251
5.625% due 05/15/2009	1,950	1,846
6.625% due 05/15/2012	175	97
6.750% due 12/01/2014	500	236
8.000% due 11/01/2031	20,065	7,464

Goldman Sachs Group, Inc.
1.454% due 08/05/2011	1,100	997
1.677% due 03/22/2016	2,975	2,028
6.150% due 04/01/2018	11,800	10,804
6.750% due 10/01/2037	35,075	23,803

HBOS PLC
6.750% due 05/21/2018	16,100	12,441
JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	20,639

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	10,125	6,938
6.000% due 10/01/2017	3,930	3,692

KRATON Polymers LLC
8.125% due 01/15/2014	10,745	3,385

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	522
6.625% due 01/18/2012 (a)	1,375	182
6.750% due 12/28/2017 (a)	19,425	2
6.875% due 05/02/2018 (a)	18,975	2,372
7.500% due 05/11/2038 (a)	14,175	1

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	15,025	14,152
6.875% due 04/25/2018	28,875	22,632

Metropolitan Life Global Funding I
1.972% due 06/25/2010	5,000	4,579

Mirage Resorts, Inc.
7.250% due 08/01/2017	6,641	2,424

Morgan Stanley
1.341% due 05/07/2010	1,650	1,542
1.574% due 10/15/2015	17,950	12,772
1.648% due 01/09/2012	2,050	1,646
1.698% due 01/09/2014	1,680	1,247
5.950% due 12/28/2017	38,285	34,859

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	7,614

National City Bank of Kentucky
6.300% due 02/15/2011	2,225	2,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NB Capital Trust IV
8.250% due 04/15/2027	$1,200	$522

NSG Holdings LLC
7.750% due 12/15/2025	31,940	25,392

Petroleum Export Ltd. II
6.340% due 06/20/2011	11,643	9,591

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	3,620

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	7,071
7.640% due 03/31/2049	36,825	8,292

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	14,374

SLM Corp.
1.299% due 07/27/2009	500	482
1.319% due 07/26/2010	5,950	4,225
1.459% due 01/27/2014	2,125	975
4.500% due 07/26/2010	250	188
5.000% due 10/01/2013	12,650	6,735
5.000% due 04/15/2015	2,000	941
5.000% due 06/15/2018	1,000	519
5.125% due 08/27/2012	2,608	1,407
8.450% due 06/15/2018	27,000	14,604

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	5,358

Teco Finance, Inc.
6.572% due 11/01/2017	5,734	4,459

Tenneco, Inc.
8.125% due 11/15/2015	15,505	3,179
10.250% due 07/15/2013	3,327	1,780

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,118
7.500% due 07/18/2016	14,750	10,728

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,362
6.103% due 06/27/2012	7,000	6,131

UBS AG
5.750% due 04/25/2018	20,275	16,999

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	2,515

Universal City Development Partners
11.750% due 04/01/2010	14,500	12,470

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	12,273	4,357
8.375% due 05/01/2010	7,900	2,804

Ventas Realty LP
6.500% due 06/01/2016	6,940	6,038
6.625% due 10/15/2014	4,325	3,871
6.750% due 04/01/2017	19,310	16,607
7.125% due 06/01/2015	12,225	11,064
9.000% due 05/01/2012	440	441

Wachovia Corp.
1.360% due 08/01/2013	2,100	1,547

Wells Fargo & Co.
7.980% due 02/28/2049	43,275	20,364

Wells Fargo Capital XIII
7.700% due 12/29/2049	18,650	8,892

Wells Fargo Capital XV
9.750% due 09/26/2044	48,874	35,707

Wilmington Trust Co.
10.732% due 01/01/2013 (m)	4,961	4,184

		1,122,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 33.7%

Actuant Corp.
6.875% due 06/15/2017	$11,975	$10,209

Allied Waste North America, Inc.
7.250% due 03/15/2015	9,417	8,910

Allison Transmission, Inc.
11.000% due 11/01/2015	19,970	9,586

Altria Group, Inc.
9.250% due 08/06/2019	13,450	14,415

American Airlines Pass-Through Trust 2001-02
8.608% due 10/01/2012	1,645	1,094

American Stores Co.
7.900% due 05/01/2017	3,960	3,673
8.000% due 06/01/2026	35,725	30,723

AmeriGas Partners LP
7.125% due 05/20/2016	30,085	28,430
7.250% due 05/20/2015	19,695	18,612

Anadarko Petroleum Corp.
5.950% due 09/15/2016	21,300	18,377

ARAMARK Corp.
4.670% due 02/01/2015	7,625	5,852
8.500% due 02/01/2015	21,055	19,476

ArvinMeritor, Inc.
8.125% due 09/15/2015	46,415	15,549
8.750% due 03/01/2012	20,010	7,304

Berry Plastics Corp.
5.195% due 09/15/2014	1,165	431
5.844% due 02/15/2015	20,100	14,673
8.875% due 09/15/2014	31,280	17,673

Biomet, Inc.
10.000% due 10/15/2017	28,677	28,534
10.375% due 10/15/2017 (c)	30,385	25,827
11.625% due 10/15/2017	89,462	79,398

Cascades, Inc.
7.250% due 02/15/2013	23,360	13,140

Celestica, Inc.
7.875% due 07/01/2011	27,609	27,057

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	6,516

Charter Communications Operating LLC
8.375% due 04/30/2014	5,475	4,845

Chesapeake Energy Corp.
6.625% due 01/15/2016	900	754
6.875% due 01/15/2016	4,294	3,628
7.000% due 08/15/2014	8,335	7,376
7.250% due 12/15/2018	12,250	10,122
7.500% due 09/15/2013	1,600	1,472
7.500% due 06/15/2014	10,485	9,515
7.625% due 07/15/2013	1,275	1,179
9.500% due 02/15/2015	30,950	30,254

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,224

Community Health Systems, Inc.
8.875% due 07/15/2015	46,332	44,015

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	9,110	7,242
7.750% due 05/15/2017	17,175	13,225

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	13,212	11,713
7.373% due 06/15/2017	986	611
7.566% due 09/15/2021	2,729	2,047

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,295	2,287

126	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC
7.625% due 11/15/2013	$1,911	$1,928
7.750% due 11/15/2015	15,885	16,044

CSC Holdings, Inc.
6.750% due 04/15/2012	2,025	1,959
7.625% due 04/01/2011	38,645	38,548
7.625% due 07/15/2018	29,923	27,080
7.875% due 02/15/2018	9,325	8,579
8.500% due 04/15/2014	4,425	4,381
8.500% due 06/15/2015	13,945	13,701
8.625% due 02/15/2019	4,350	4,209

DaVita, Inc.
6.625% due 03/15/2013	6,945	6,771
7.250% due 03/15/2015	19,578	18,917

Delta Air Lines, Inc.
7.779% due 07/02/2013	6,733	5,656

Dex Media West LLC
9.875% due 08/15/2013	46,244	9,364

DirecTV Holdings LLC
8.375% due 03/15/2013	775	788

DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935
6.625% due 10/01/2014	1,525	1,369
7.000% due 10/01/2013	18,055	16,836
7.125% due 02/01/2016	87,504	78,754
7.750% due 05/31/2015	1,475	1,364

Dynegy Holdings, Inc.
7.125% due 05/15/2018	4,500	2,408
7.625% due 10/15/2026	3,985	1,733

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	16,750	16,080

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	25,635	19,419

El Paso Corp.
6.875% due 06/15/2014	650	582
6.950% due 06/01/2028	275	191
7.000% due 05/15/2011	625	601
7.000% due 06/15/2017	29,070	24,908
7.250% due 06/01/2018	11,050	9,448
7.420% due 02/15/2037	1,375	965
7.750% due 06/15/2010	6,975	6,907
7.800% due 08/01/2031	34,497	25,978
8.050% due 10/15/2030	5,285	4,067

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	2,911

Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	3,029
8.375% due 08/01/2066	50,971	34,192

Ferrellgas Partners LP
6.750% due 05/01/2014	450	380
7.240% due 08/01/2010 (m)	26,000	23,769
8.750% due 06/15/2012	2,495	2,108
8.870% due 08/01/2009 (m)	32,250	31,524

First Data Corp.
9.875% due 09/24/2015	87,300	51,507

Ford Motor Co.
7.125% due 11/15/2025	8,722	2,660
7.500% due 08/01/2026	20,800	6,344
9.215% due 09/15/2021	1,225	361

Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015	12,615	10,392
8.375% due 04/01/2017	27,580	25,824

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	29,520	6,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	$24,550	$24,980

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,034

General Motors Corp.
7.400% due 09/01/2025	600	72
7.700% due 04/15/2016	4,230	529
8.250% due 07/15/2023	25,895	3,172

Georgia-Pacific LLC
7.000% due 01/15/2015	8,055	7,572
7.125% due 01/15/2017	9,025	8,393
7.250% due 06/01/2028	13,550	9,485
7.375% due 12/01/2025	28,210	20,452
8.000% due 01/15/2024	76,715	61,372
8.875% due 05/15/2031	4,550	3,663
9.500% due 12/01/2011	1,430	1,435

Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	475	456
9.000% due 07/01/2015	24,758	19,187

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	41,393	8,072

HCA, Inc.
7.190% due 11/15/2015	21,417	14,581
9.000% due 12/15/2014	3,246	2,363
9.125% due 11/15/2014	25,248	23,796
9.250% due 11/15/2016	130,980	119,519
9.875% due 02/15/2017	1,600	1,520

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,047	408
8.500% due 02/15/2016	12,030	752

Intergen NV
9.000% due 06/30/2017	32,403	29,487

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	48
9.410% due 06/15/2010 (a)	683	369
10.000% due 06/15/2012 (a)	5,185	2,800

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	15,499

Kerr-McGee Corp.
6.950% due 07/01/2024	15,100	11,604

Legrand France S.A.
8.500% due 02/15/2025	16,900	14,276

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	399

Mattel, Inc.
1.720% due 06/15/2009	5,500	5,500

MGM Mirage
6.875% due 04/01/2016	4,285	1,478

Nalco Co.
7.750% due 11/15/2011	4,900	4,851
8.875% due 11/15/2013	20,940	20,207

New Albertson’s, Inc.
6.570% due 02/23/2028	500	351
6.950% due 08/01/2009	3,775	3,784
7.450% due 08/01/2029	23,775	19,852
7.750% due 06/15/2026	580	489

Newfield Exploration Co.
6.625% due 09/01/2014	2,550	2,320
6.625% due 04/15/2016	250	222
7.125% due 05/15/2018	1,300	1,157

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	6,246

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,080	19,815

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	$15,310	$2,526
10.125% due 07/15/2013 (a)	36,375	7,002
10.750% due 07/15/2016 (a)	1,095	214

Northwest Airlines, Inc.
7.691% due 10/01/2018	5,742	3,158

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,019

OPTI Canada, Inc.
8.250% due 12/15/2014	21,980	9,946

Pfizer, Inc.
7.200% due 03/15/2039	18,800	20,252

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	45,121

Range Resources Corp.
7.250% due 05/01/2018	2,225	2,002
7.500% due 10/01/2017	1,700	1,556

Reynolds American, Inc.
7.750% due 06/01/2018	2,970	2,622

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	548
8.875% due 01/15/2016	7,820	489
8.875% due 10/15/2017	3,555	213

RH Donnelley, Inc.
11.750% due 05/15/2015	21,980	2,967

Roche Holdings, Inc.
6.000% due 03/01/2019	14,800	15,273

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	11,095	9,431

Royal Caribbean Cruises Ltd.
7.000% due 06/15/2013	350	198
7.250% due 06/15/2016	4,000	1,900
7.250% due 03/15/2018	5,425	2,523

SandRidge Energy, Inc.
5.060% due 04/01/2014	2,000	1,203
8.625% due 04/01/2015 (c)	59,290	38,835

Sanmina-SCI Corp.
8.125% due 03/01/2016	10,595	3,761

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	1,854

Sensata Technologies BV
8.000% due 05/01/2014	45,525	13,885

Service Corp. International
7.375% due 10/01/2014	860	804
7.625% due 10/01/2018	4,675	4,044

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	978

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	3,021

Sonat, Inc.
7.000% due 02/01/2018	7,109	5,973

Southern Natural Gas Co.
5.900% due 04/01/2017	3,950	3,463
8.000% due 03/01/2032	500	456

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,997

Sungard Data Systems, Inc.
9.125% due 08/15/2013	58,381	51,083

SUPERVALU, Inc.
7.500% due 11/15/2014	2,050	2,012

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,350	2,276

See Accompanying Notes	Annual Report	March 31, 2009	127

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	$10,000	$8,593

TRW Automotive, Inc.
7.000% due 03/15/2014	31,650	13,451
7.250% due 03/15/2017	19,935	8,373

United Airlines, Inc.
6.071% due 03/01/2013	161	156
6.201% due 12/31/2049	119	113
6.602% due 03/01/2015	150	144
7.032% due 10/01/2010	724	703

United Rentals North America, Inc.
6.500% due 02/15/2012	33,490	26,959

Unitymedia GmbH
10.375% due 02/15/2015	11,925	10,911

Verso Paper Holdings LLC
9.125% due 08/01/2014	28,670	10,895

Videotron Ltee
9.125% due 04/15/2018	1,925	1,966
9.125% due 04/15/2018	850	868

Waste Management, Inc.
6.875% due 05/15/2009	5,950	5,964

West Corp.
9.500% due 10/15/2014	21,220	14,881
11.000% due 10/15/2016	4,325	2,898

Willamette Industries, Inc.
6.450% due 08/19/2009	10,650	10,725

Williams Cos., Inc.
6.375% due 10/01/2010	5,360	5,276
7.500% due 01/15/2031	269	213
7.625% due 07/15/2019	6,740	6,313
7.750% due 06/15/2031	1,000	812
8.750% due 01/15/2020	7,850	7,824

Williams Partners LP
7.250% due 02/01/2017	6,100	5,192

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,345	14,273

Windstream Corp.
8.125% due 08/01/2013	5,000	4,950
8.625% due 08/01/2016	57,060	56,347

Wynn Las Vegas LLC
6.625% due 12/01/2014	24,635	18,723

		2,151,481

UTILITIES 14.7%

AES Corp.
7.750% due 03/01/2014	4,890	4,401
7.750% due 10/15/2015	2,564	2,250
8.000% due 10/15/2017	11,295	9,742
8.000% due 06/01/2020	4,575	3,729
9.750% due 04/15/2016 (b)	13,650	12,899

Appalachian Power Co.
7.950% due 01/15/2020	11,900	12,238

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,370

CMS Energy Corp.
2.044% due 01/15/2013	5,500	4,318

Energy Future Holdings Corp.
10.875% due 11/01/2017	121,320	78,858
11.250% due 11/01/2017 (c)	5,300	2,266

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,164
6.625% due 03/15/2015	5,725	4,866
7.000% due 11/01/2025	1,650	941
7.125% due 03/15/2019	38,695	30,569
7.450% due 07/01/2035	6,539	3,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.875% due 01/15/2027	$1,875	$1,275
9.000% due 08/15/2031	28,060	19,396

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	205
9.750% due 05/01/2013 (a)	24,985	500

Homer City Funding LLC
8.734% due 10/01/2026	11,646	9,492

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,040
8.625% due 11/14/2011	1,010	992

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	34,615	29,250

Knight, Inc.
5.150% due 03/01/2015	2,218	1,874
6.500% due 09/01/2012	10,602	9,939

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,870	18,398

Midwest Generation LLC
8.560% due 01/02/2016	63,758	59,135

NGPL PipeCo. LLC
7.119% due 12/15/2017	25,610	23,523

NRG Energy, Inc.
7.250% due 02/01/2014	20,020	18,869
7.375% due 02/01/2016	64,935	60,552
7.375% due 01/15/2017	24,490	22,837

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,522
7.803% due 06/15/2012	13,825	13,441

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	927

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	47,185

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,763	1,692

Qwest Communications International, Inc.
7.500% due 02/15/2014	101,609	88,400

Qwest Corp.
4.570% due 06/15/2013	4,915	4,239
7.200% due 11/10/2026	9,976	6,834
7.500% due 06/15/2023	9,806	7,453
8.875% due 03/15/2012	25,430	25,239

Reliant Energy, Inc.
6.750% due 12/15/2014	45,124	41,740

Sithe Independence Funding Corp.
9.000% due 12/30/2013	7,773	7,141

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,800
6.900% due 05/01/2019	78,815	55,959
7.625% due 01/30/2011	14,309	13,307
8.375% due 03/15/2012	22,235	20,123
8.750% due 03/15/2032	32,110	21,674

Sprint Nextel Corp.
6.000% due 12/01/2016	29,395	21,164

Telesat Canada
11.000% due 11/01/2015	19,845	16,571
12.500% due 11/01/2017	6,200	4,619

Tenaska Alabama Partners LP
7.000% due 06/30/2021	29,918	23,235

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	42,045	21,233
10.500% due 11/01/2016 (c)	3,180	1,193

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	21,184	20,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	$3,046	$2,583

		938,307

Total Corporate Bonds & Notes (Cost $5,606,396)		4,212,216

CONVERTIBLE BONDS & NOTES 4.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	8,600	3,257

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	3,500	2,489

Alcoa, Inc.
5.250% due 03/15/2014	5,990	7,944

Amgen, Inc.
0.375% due 02/01/2013	18,253	16,701

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	12,571	11,738

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	277

Beckman Coulter, Inc.
2.500% due 12/15/2036	2,500	2,387

Chesapeake Energy Corp.
2.250% due 12/15/2038	48,795	25,373
2.500% due 05/15/2037	23,150	15,337

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,062

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,987

EMC Corp.
1.750% due 12/01/2013	6,000	5,887

Intel Corp.
2.950% due 12/15/2035	1,955	1,603

L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	7,500	7,266

Life Technologies Corp.
1.500% due 02/15/2024	8,684	7,783

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	9,250	6,614

Medtronic, Inc.
1.625% due 04/15/2013	23,300	20,708

Millipore Corp.
3.750% due 06/01/2026	6,500	6,061

Morgan Stanley
1.700% due 10/15/2012	7,200	5,517

Mylan, Inc.
1.250% due 03/15/2012	25,725	22,156

National City Corp.
4.000% due 02/01/2011	20,135	18,449

Newell Rubbermaid, Inc.
5.500% due 03/15/2014	2,415	2,678

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	534
2.125% due 04/15/2014 (a)	10,475	1,598

NovaMed, Inc.
1.000% due 06/15/2012	200	86

Peabody Energy Corp.
4.750% due 12/15/2041	17,200	12,169

Prudential Financial, Inc.
0.000% due 12/15/2037	31,775	31,457

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	13,240

128	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	$9,000	$8,168

Transocean Ltd.
1.625% due 12/15/2037	8,750	8,083

U.S. Bancorp
0.704% due 12/11/2035	11,625	10,346

Ventas, Inc.
3.875% due 11/15/2011	3,000	2,558

Total Convertible Bonds & Notes (Cost $330,640)		297,513

MUNICIPAL BONDS & NOTES 0.3%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	605	608
9.750% due 09/01/2017	1,160	1,177
9.750% due 09/01/2022	1,375	1,311
9.750% due 09/01/2027	2,170	1,960
9.750% due 09/01/2032	3,480	3,087

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	5,300	4,495

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	1,000	848

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	139

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,785	1,618
7.490% due 11/01/2018	1,435	1,396
7.740% due 11/01/2021	1,885	1,723

Total Municipal Bonds & Notes (Cost $18,002)		18,362

U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
6.000% due 12/01/2037 - 01/01/2039	166,474	174,094
6.000% due 05/01/2038 (i)	11,735	12,272

Freddie Mac
6.000% due 02/01/2039	206,800	216,460

Total U.S. Government Agencies (Cost $400,417)		402,826

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Bonds
3.500% due 02/15/2039	82,400	81,679

Total U.S. Treasury Obligations (Cost $80,240)		81,679

MORTGAGE-BACKED SECURITIES 2.4%

American Home Mortgage Assets
0.712% due 05/25/2046	3,483	1,230
0.712% due 09/25/2046	1,478	571
0.732% due 10/25/2046	4,539	1,474
2.333% due 02/25/2047	1,585	480
2.553% due 11/25/2046	25,735	7,639
6.250% due 06/25/2037	11,009	5,900

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,324	712

Banc of America Funding Corp.
5.357% due 11/20/2035	641	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	$571	$347

BCAP LLC Trust
0.692% due 01/25/2037	2,201	844

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	466	359
5.473% due 05/25/2047	3,704	1,902
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	345	57

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,519	786

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	351	278
5.664% due 07/25/2046	1,109	544
6.008% due 09/25/2037	7,277	3,635

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	2,100	1,534

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	700	249
0.712% due 09/25/2046	2,989	1,075
0.732% due 07/25/2046	657	235
0.740% due 12/20/2046	7,932	2,572
0.752% due 08/25/2046	1,282	254
0.755% due 07/20/2046	3,724	1,347
0.772% due 09/25/2046	700	63
0.772% due 10/25/2046	482	106
0.782% due 06/25/2035	357	147
0.792% due 05/25/2036	512	74
0.852% due 11/20/2035	1,548	623
0.892% due 02/25/2037	30,701	10,108
1.292% due 11/25/2035	813	300
2.633% due 12/25/2035	1,969	853
5.409% due 10/25/2035	474	273
5.750% due 03/25/2037	500	224
5.895% due 02/25/2037	3,094	1,580
6.000% due 11/25/2036	2,700	1,339
6.500% due 11/25/2037	1,342	812

Countrywide Home Loan Mortgage Pass-Through Trust
0.822% due 04/25/2046	736	114
5.390% due 02/25/2047	572	243
5.543% due 04/20/2036	546	324
5.594% due 03/25/2037	556	239
5.603% due 02/20/2036	624	299
6.080% due 09/25/2047	807	411

CS First Boston Mortgage Securities Corp.
5.435% due 09/15/2034	6,744	6,561

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	700	216
5.886% due 10/25/2036	700	238

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	504	122

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	800	90
0.722% due 12/25/2046	600	60
0.732% due 10/25/2046	800	94
0.792% due 04/25/2036	674	206

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,482	1,872

GSR Mortgage Loan Trust
0.782% due 08/25/2046	638	106
5.178% due 01/25/2036	1,636	897

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	785	313
0.736% due 07/19/2046	3,020	1,100
0.756% due 09/19/2046	1,696	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.483% due 12/19/2036	$4,204	$1,347
5.750% due 08/19/2036	6,466	2,697
5.908% due 08/19/2036	769	364

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,319	470

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	700	344

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,286	843
0.722% due 06/25/2047	1,351	479
0.732% due 05/25/2046	469	168
0.762% due 07/25/2035	456	188
0.792% due 06/25/2037	748	161
5.311% due 01/25/2036	451	307
5.369% due 09/25/2035	499	253
5.446% due 10/25/2035	470	263
5.572% due 11/25/2035	18,489	9,880
5.885% due 06/25/2036	700	265

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	3,829	3,009

Luminent Mortgage Trust
0.692% due 12/25/2036	1,788	627
0.702% due 12/25/2036	944	305
0.722% due 10/25/2046	757	312

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,060	382
0.822% due 05/25/2047	800	84
0.862% due 05/25/2047	600	50

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	122	121

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,476	1,059

Morgan Stanley Capital I
5.544% due 11/12/2049	700	317
5.692% due 04/15/2049	1,100	718

Morgan Stanley Mortgage Loan Trust
0.832% due 01/25/2035	140	70
5.416% due 06/25/2036	558	408

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	331

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	10,375	3,979
0.752% due 05/25/2037	931	188
0.772% due 08/25/2037	1,062	381
0.852% due 03/25/2037	12,438	4,525
5.668% due 09/25/2035	523	293
6.500% due 07/25/2037	20,651	10,421

Residential Asset Securitization Trust
0.972% due 12/25/2036	1,652	743
6.250% due 10/25/2036	1,900	879
6.500% due 08/25/2036	2,400	932

Sequoia Mortgage Trust
5.546% due 01/20/2047	675	394

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	800	658

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	311
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	700	306
6.000% due 10/25/2037	581	266

Structured Asset Mortgage Investments, Inc.
0.702% due 09/25/2047	5,980	2,963
0.712% due 07/25/2046	3,921	1,592
0.732% due 05/25/2046	2,707	988
0.742% due 05/25/2046	1,328	477
0.742% due 09/25/2047	46,379	7,413
0.782% due 05/25/2046	640	133
0.822% due 08/25/2036	900	108

See Accompanying Notes	Annual Report	March 31, 2009	129

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Suntrust Alternative Loan Trust
0.872% due 04/25/2036		$10,046	$3,943

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	419

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046		631	378
0.932% due 11/25/2045		600	143
0.932% due 12/25/2045		600	95
0.990% due 11/25/2034		1,236	411
2.333% due 02/25/2047		4,145	1,276
2.333% due 03/25/2047		3,346	1,069
2.373% due 01/25/2047		1,740	541
2.393% due 04/25/2047		2,583	1,025
2.443% due 07/25/2047		903	334
2.453% due 12/25/2046		1,597	510
3.705% due 01/25/2047		492	192
4.485% due 09/25/2033		921	761
5.307% due 01/25/2037		1,215	589
5.414% due 02/25/2037		4,377	2,390
5.485% due 04/25/2037		896	456
5.580% due 12/25/2036		889	473
5.588% due 12/25/2036		2,494	1,248
5.653% due 05/25/2037		1,810	968
5.695% due 02/25/2037		2,212	1,161
5.845% due 02/25/2037		2,626	1,545
5.930% due 09/25/2036		1,213	688

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047		913	249
2.603% due 05/25/2046		913	341

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		1,628	859

Total Mortgage-Backed Securities (Cost $229,020)			151,670

ASSET-BACKED SECURITIES 0.9%

Carrington Mortgage Loan Trust
0.642% due 02/25/2037		1,806	1,473

Credit-Based Asset Servicing & Securitization LLC
0.632% due 04/25/2036		2,635	2,525

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		10,600	9,911

Franklin Auto Trust
2.125% due 06/20/2012		2,975	2,806

GSAA Trust
0.822% due 05/25/2047		700	213

GSAMP Trust
0.592% due 12/25/2036		541	394
0.594% due 03/25/2047		1,966	1,574

Lehman XS Trust
0.742% due 04/25/2046		522	199
0.752% due 06/25/2046		668	118
0.752% due 08/25/2046		615	128
0.762% due 09/25/2046		755	120
0.762% due 11/25/2046		731	136

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,785	3,198

MASTR Asset-Backed Securities Trust
0.732% due 11/25/2036		3,200	961

Merrill Lynch First Franklin Mortgage Loan Trust
0.642% due 07/25/2037	EUR	21,300	11,457

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037		600	136
0.882% due 04/25/2037		800	305
5.750% due 04/25/2037		514	349
6.000% due 07/25/2047		531	345

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Novastar Home Equity Loan
0.622% due 03/25/2037	EUR	3,534	$2,761

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047		700	379

Residential Asset Securities Corp.
0.632% due 04/25/2037		1,918	1,714

Structured Asset Securities Corp.
0.672% due 05/25/2037		11,148	5,980
0.822% due 06/25/2035		23,745	8,360

Total Asset-Backed Securities (Cost $73,246)			55,542

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
2.404% due 04/26/2011	EUR	7,500	4,639
4.000% due 09/20/2011		1,400	848
5.950% due 10/04/2010	GBP	2,850	2,352

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	10,271

Chesapeake Energy Corp.
6.250% due 01/15/2017		5,250	5,196

CIT Group, Inc.
2.188% due 11/30/2011		7,150	5,842

FCE Bank PLC
2.538% due 09/30/2009		700	870

General Motors Corp.
8.375% due 07/05/2033		5,000	1,262

Hertz Corp.
7.875% due 01/01/2014		2,500	1,528

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	5,320

Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	7,148

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	664

Nordic Telephone Co. Holdings ApS
3.418% due 11/30/2013		1,178	1,442
3.668% due 11/30/2014		2,174	2,676
8.250% due 05/01/2016		15,975	17,935

OI European Group BV
6.875% due 03/31/2017		3,725	4,355

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	5,855

Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	5,866	3,367

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	3,348

Telenet Bidco
4.303% due 08/01/2015		8,400	10,179

Unitymedia GmbH
8.750% due 02/15/2015		100	118

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013		1,500	1,754

UPC Broadband Holding BV
3.545% due 12/31/2014		19,416	19,491

UPC Holding BV
7.750% due 01/15/2014		1,700	1,897
8.000% due 11/01/2016		1,200	1,236

Total Foreign Currency-Denominated Issues (Cost $193,057)			119,593

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (d)	40,570	$730

Reliant Energy, Inc. (d)	46,518	148

U.S. Airways Group, Inc. ‘A’ (d)	12,224	0

Total Common Stocks (Cost $1,823)		878

CONVERTIBLE PREFERRED STOCKS 1.9%

American International Group, Inc.
8.500% due 08/01/2011	1,017,971	5,497

Bank of America Corp.
7.250% due 12/31/2049	89,581	38,027

Citigroup, Inc.
6.500% due 12/31/2049 (a)	296,850	8,119

Fifth Third Bancorp
8.500% due 12/31/2049	50,000	2,060

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	65,100	4,204

General Motors Corp.
5.250% due 03/06/2032	1,414,035	3,977

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	7

Wells Fargo & Co.
7.500% due 12/31/2049	120,725	57,826

Total Convertible Preferred Stocks (Cost $214,593)		119,717

PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
0.339% due 05/30/2009 (a)	90,320	452

Merrill Lynch & Co., Inc.
2.376% due 05/20/2009	97,328	844

Total Preferred Stocks (Cost $9,277)		1,296

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 0.1%

Unicredito Italiano NY
1.156% due 05/15/2009	$4,950	4,949

COMMERCIAL PAPER 0.6%

Ford Motor Credit Co. LLC
5.544% due 04/15/2009	38,925	38,487

REPURCHASE AGREEMENTS 0.9%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2012 valued at $614. Repurchase proceeds are $600.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	54,200	54,200
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $55,015. Repurchase proceeds are $54,200.)

		54,800

130	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.1%
0.892% due 04/29/2009 - 05/15/2009 (e)(g)	$5,930	$5,930

U.S. TREASURY BILLS 3.6%
0.135% due 04/02/2009 - 06/11/2009 (e)(g)	232,525	232,503

Total Short-Term Instruments (Cost $336,778)		336,669

VALUE (000S)
PURCHASED OPTIONS (k) 2.9%
(Cost $29,402)	$182,256

Total Investments 105.1% (Cost $8,382,569)	$6,711,896

Written Options (l) (0.1%) (Premiums $5,924)	(7,286)

Other Assets and Liabilities (Net) (5.0%)	(319,307)

Net Assets 100.0%	$6,385,303

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	The High Yield Fund is investing in shares of affiliated Funds.
(g)	Securities with an aggregate market value of $228,256 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $47,261 at a weighted average interest rate of 3.333%. On March 31, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,858 and cash of $7,624 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	431	$2,287
90-Day Eurodollar June Futures	Long	06/2009	3,540	21,714
90-Day Eurodollar June Futures	Long	06/2010	434	1,814
90-Day Eurodollar September Futures	Long	09/2009	3,143	19,142
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	823	2,326
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	14,794
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	86	16
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	91	14
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	983	3,948

				$66,055

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	03/20/2012	30.070%		$5,800	$2,568	$3,364	$(796)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	12/20/2013	27.154%		2,800	1,372	1,428	(56)
Anadarko Petroleum Corp.	DUB	(2.750%	)	06/20/2014	2.500%		15,100	(180)	0	(180)
Bombardier, Inc.	RBS	(1.950%	)	06/20/2012	8.921%		6,000	1,056	0	1,056
Chesapeake Energy Corp.	RBS	(2.210%	)	06/20/2017	6.195%		4,300	882	0	882
CMS Energy Corp.	CSFB	(1.550%	)	03/20/2013	2.900%		4,975	235	0	235
Freescale Semiconductor, Inc.	CITI	(5.000%	)	03/20/2014	54.102%		3,800	2,707	2,698	9
Gap, Inc.	GSC	(1.020%	)	09/20/2013	0.625%		10,000	(173)	0	(173)
Knight, Inc.	RBS	(1.470%	)	09/20/2012	1.665%		5,000	29	0	29
RadioShack Corp.	CSFB	(2.050%	)	09/20/2013	2.100%		3,000	4	0	4
Teco Finance, Inc.	RBS	(1.260%	)	12/20/2017	2.629%		5,650	518	0	518
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	9,300	(32)	0	(32)
Williams Cos., Inc.	CITI	(0.770%	)	10/01/2010	2.264%		$5,000	108	0	108
Windstream Corp.	BOA	(2.780%	)	09/20/2013	1.834%		5,000	(199)	0	(199)

								$8,895	$7,490	$1,405

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GSC	5.000%	12/20/2013	7.973%	$11,250	$(1,130)	$(872)	$(258)
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.830%	5,100	(341)	(139)	(202)
Biomet, Inc.	CITI	6.500%	06/20/2014	7.396%	3,000	(81)	0	(81)
Biomet, Inc.	JPM	8.000%	03/20/2014	7.344%	4,000	92	0	92

See Accompanying Notes	Annual Report	March 31, 2009	131

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Biomet, Inc.	MSC	3.550%	03/20/2013	7.130%	$1,500	$(143)	$0	$(143)
Chesapeake Energy Corp.	CITI	5.000%	12/20/2013	6.453%	3,750	(193)	(188)	(5)
Chesapeake Energy Corp.	CSFB	5.000%	12/20/2013	6.453%	3,750	(192)	(161)	(31)
Chesapeake Energy Corp.	GSC	5.000%	12/20/2013	6.453%	3,750	(192)	(112)	(80)
Chesapeake Energy Corp.	RBS	2.050%	06/20/2013	6.418%	7,500	(1,101)	0	(1,101)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	3,500	(1,576)	0	(1,576)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	5,000	(502)	(625)	123
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	7.264%	22,500	(1,772)	(2,231)	459
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	24,700	(2,059)	(2,254)	195
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	7.264%	3,750	(296)	(366)	70
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	3.814%	1,500	(6)	0	(6)
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	12.066%	625	(137)	(112)	(25)
El Paso Corp.	CITI	2.550%	09/20/2013	7.124%	7,000	(1,080)	0	(1,080)
El Paso Corp.	CITI	5.000%	12/20/2013	7.137%	3,750	(276)	(107)	(169)
El Paso Corp.	CITI	5.000%	03/20/2014	7.148%	4,500	(345)	(333)	(12)
El Paso Corp.	GSC	5.000%	12/20/2013	7.137%	12,750	(937)	(330)	(607)
Ford Motor Co.	MLP	4.850%	12/20/2010	67.368%	18,000	(10,396)	0	(10,396)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	7.440%	8,250	(918)	0	(918)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	7.360%	22,900	(3,268)	0	(3,268)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	9,700	(6,403)	(5,674)	(729)
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	7.612%	18,000	(1,794)	(1,845)	51
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	7.736%	3,750	(355)	(338)	(17)
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	7.736%	9,000	(850)	(799)	(51)
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	7.736%	5,250	(496)	(479)	(17)
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	4.763%	1,500	(41)	0	(41)
GMAC LLC	BOA	7.000%	12/20/2012	18.663%	2,500	(678)	0	(678)
GMAC LLC	BOA	5.000%	09/20/2013	18.086%	40,000	(13,724)	(10,500)	(3,224)
GMAC LLC	DUB	5.000%	03/20/2012	19.549%	3,000	(871)	(465)	(406)
GMAC LLC	DUB	6.350%	12/20/2012	18.663%	3,650	(1,046)	0	(1,046)
GMAC LLC	GSC	6.800%	12/20/2012	18.663%	5,000	(1,379)	0	(1,379)
GMAC LLC	JPM	2.110%	03/20/2012	19.549%	10,000	(3,493)	0	(3,493)
GMAC LLC	MLP	5.000%	03/20/2010	27.916%	1,500	(283)	(146)	(137)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	11.125%	3,800	(854)	0	(854)
HCA, Inc.	BOA	4.650%	09/20/2013	10.454%	3,000	(552)	0	(552)
HCA, Inc.	CITI	2.000%	09/20/2012	8.994%	4,400	(735)	0	(735)
HCA, Inc.	CSFB	5.000%	06/20/2014	10.022%	5,000	(698)	(600)	(98)
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	5.643%	3,750	(79)	(42)	(37)
NRG Energy, Inc.	GSC	4.200%	09/20/2013	5.627%	6,875	(327)	0	(327)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	5.643%	4,500	(34)	0	(34)
NRG Energy, Inc.	MLP	5.500%	12/20/2013	5.643%	5,250	(17)	0	(17)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	7.141%	1,100	(123)	0	(123)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	7.141%	5,000	(597)	0	(597)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	4,700	(1,736)	(517)	(1,219)
SLM Corp.	BOA	1.730%	06/20/2012	29.302%	9,000	(3,669)	0	(3,669)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	4,750	(1,508)	0	(1,508)
SLM Corp.	JPM	7.600%	03/20/2011	35.180%	13,100	(3,985)	0	(3,985)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	7,000	20	0	20
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	7.747%	4,000	(387)	(261)	(126)
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	6.294%	1,500	(107)	0	(107)

						$(73,650)	$(29,496)	$(44,154)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	DUB	4.000%	12/20/2010	$3,000	$(553)	$0	$(553)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	(9,126)	0	(9,126)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,409	(402)	0	(402)
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,191	(334)	0	(334)
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	31,500	(14,103)	0	(14,103)
CDX.HY-10 5-Year Index 25-35%	MLP	6.520%	06/20/2013	2,000	(879)	0	(879)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	20	0	20
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	27	0	27
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013	105,700	(3,816)	(708)	(3,108)
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	13,600	(4,579)	(4,898)	319
CMBX.NA AAA 5 Index	GSC	0.350%	02/15/2051	15,000	(5,243)	(5,541)	298
CMBX.NA AAA 5 Index	JPM	0.350%	02/15/2051	15,000	(5,243)	(5,611)	368

					$(44,231)	$(16,758)	$(27,473)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

132	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(7,619)	$(1,047)	$(6,572)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(696)	(325)	(371)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(23)	(4)	(19)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(2,140)	(368)	(1,772)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	851	168	683
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	1,017	106	911
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	904	189	715
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	25,117	716	24,401
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		76,100	6,786	1,522	5,264
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	2,737	(183)	2,920
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		30,200	2,693	1,477	1,216
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		14,100	(526)	(582)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		158,300	(54,689)	(10,679)	(44,010)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		55,800	(19,278)	558	(19,836)

							$(44,866)	$(8,452)	$(36,414)

Total Return Swaps on Securities
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	NRG Energy, Inc.	255,400	0.727%	$4,595	04/23/2009	MLP	$(101)
Receive	SandRidge Energy, Inc.	402,600	0.724%	2,915	04/23/2009	MLP	(262)

							$(363)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$84,145
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	15,191
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	37,864
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	39,125
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	126,500	1,188	5,931

							$29,402	$182,256

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	48	$9	$12
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	48	17	10

				$26	$22

See Accompanying Notes	Annual Report	March 31, 2009	133

Schedule of Investments  High Yield Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	9,000	$99	$148
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		9,000	96	1
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		17,000	184	279
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$5,300	11	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		5,300	28	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		16,300	48	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,100	334	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,100	309	4
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		24,300	126	2
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		24,300	147	1
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.250%	05/06/2009		87,100	78	39
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009		87,100	1,655	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		31,600	111	12
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009		42,500	1,155	4,954

								$4,560	$5,451

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$2,789	$1,338	$1,813

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$2,330,900	EUR	0	$57,388
Sales	16,408	1,526,089		52,000	43,146
Closing Buys	(11,746)	(3,402,200)		0	(92,922)
Expirations	(4,566)	0		0	(1,688)
Exercised	0	0		0	0

Balance at 03/31/2009	96	$454,789	EUR	52,000	$5,924

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$12,454	$11,713	0.18%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,991	23,769	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 02/25/2009	31,971	31,524	0.50%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,974	8,593	0.13%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,902	4,184	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,035	2,583	0.04%

				$88,327	$82,366	1.29%

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	22,489	07/2009	$0	$(204)	$(204)
Buy		DUB	67,956	07/2009	0	(580)	(580)
Buy		HSBC	44,594	07/2009	0	(299)	(299)
Buy		JPM	92,668	07/2009	0	(807)	(807)
Sell	EUR	BNP	11,125	04/2009	0	(319)	(319)
Buy		GSC	7,387	04/2009	137	0	137
Sell		HSBC	116,735	04/2009	66	(7,539)	(7,473)
Buy		MSC	1,732	04/2009	0	(51)	(51)
Buy		RBS	15,142	04/2009	325	(86)	239
Sell	GBP	DUB	7,414	04/2009	110	0	110
Sell		MSC	12,408	04/2009	145	0	145
Buy		UBS	4,763	04/2009	0	(193)	(193)
Sell	JPY	BNP	26,365	05/2009	5	0	5
Sell		MSC	26,365	06/2009	4	0	4
Buy	MXN	BCLY	2,175	05/2009	0	(7)	(7)
Sell		BCLY	1,680	05/2009	6	0	6
Sell		JPM	495	05/2009	3	0	3

134	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	14,777	04/2009	$0	$(173)	$(173)
Sell		BCLY	48,981	04/2009	594	0	594
Buy		BOA	10,616	04/2009	0	(119)	(119)
Buy		CITI	21,342	04/2009	0	(218)	(218)
Buy		HSBC	24,457	04/2009	0	(154)	(154)
Sell		JPM	22,211	04/2009	332	0	332
Buy	PHP	BCLY	27,094	05/2009	8	0	8
Buy		CITI	666,332	05/2009	37	(72)	(35)
Sell		CITI	893,731	05/2009	0	(1,112)	(1,112)
Buy		JPM	200,305	05/2009	2	0	2
Buy	RUB	BCLY	676,705	05/2009	0	(4,630)	(4,630)
Sell		DUB	515,917	05/2009	1,306	0	1,306
Sell		HSBC	269,491	05/2009	915	0	915
Sell		JPM	304,592	05/2009	556	0	556
Buy		UBS	487,266	05/2009	0	(5,861)	(5,861)
Sell		UBS	73,971	05/2009	57	0	57
Buy	SGD	CITI	19,031	04/2009	0	(531)	(531)
Sell		CITI	41,817	04/2009	832	0	832
Buy		DUB	12,085	04/2009	0	(247)	(247)
Buy		HSBC	4,710	04/2009	0	(124)	(124)
Buy		UBS	5,991	04/2009	0	(112)	(112)
Sell		CITI	7,174	07/2009	291	0	291
Buy		HSBC	7,174	07/2009	0	(248)	(248)

					$5,731	$(23,686)	$(17,955)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$489,582	$6,119,495	$102,819	$6,711,896
Other Financial Instruments ++	66,055	(130,664)	(1,576)	(66,185)

Total	$555,637	$5,988,831	$101,243	$6,645,711

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$110,825	$16,140	$960	$257	$(29,116)	$3,753	$102,819
Other Financial Instruments ++	(1,183)	0	0	665	(1,011)	(47)	(1,576)

Total	$109,642	$16,140	$960	$922	$(30,127)	$3,706	$101,243

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	135

Schedule of Investments  Income Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.0%

Short-Term Floating NAV Portfolio	310,492	$3,106

Total PIMCO Funds (Cost $3,106)		3,106

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$492	266

Ford Motor Co.
3.560% due 12/16/2013	248	119

Total Bank Loan Obligations (Cost $699)		385

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 8.6%

AES Ironwood LLC
8.857% due 11/30/2025	84	74

American Express Bank FSB
5.500% due 04/16/2013	250	216

American Express Centurion Bank
0.714% due 06/12/2012	2,000	1,665

American Express Co.
7.000% due 03/19/2018	150	133

American International Group, Inc.
4.250% due 05/15/2013	500	202
5.850% due 01/16/2018	2,100	824
8.175% due 05/15/2058	1,075	92
8.250% due 08/15/2018	275	118

ANZ National International Ltd.
6.200% due 07/19/2013	175	169

Bank of America Corp.
6.000% due 09/01/2017	500	426
8.000% due 12/29/2049	3,525	1,413

Barclays Bank PLC
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	275	121

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	975
6.950% due 08/10/2012	137	140

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	6

CIT Group, Inc.
1.464% due 07/28/2011	1,400	898
1.474% due 11/03/2010	125	92
1.481% due 02/13/2012	2,640	1,619
4.250% due 02/01/2010	100	86
5.125% due 09/30/2014	200	121

Citigroup Capital XXI
8.300% due 12/21/2057	275	133

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	432
8.400% due 04/29/2049	2,325	1,317

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,870

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	241

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$50	$43
7.000% due 10/01/2013	175	117
7.375% due 10/28/2009	60	54
8.000% due 12/15/2016	750	494

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	50	52

General Electric Capital Corp.
1.300% due 11/01/2012	790	637
1.474% due 04/10/2012	1,060	885
6.875% due 01/10/2039	4,200	3,439

GMAC LLC
6.875% due 08/28/2012	600	331
8.000% due 11/01/2031	290	108

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	50	46
6.250% due 09/01/2017	500	464
6.750% due 10/01/2037	250	170

HBOS PLC
6.750% due 05/21/2018	100	77

International Lease Finance Corp.
4.875% due 09/01/2010	500	365

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	235

KRATON Polymers LLC
8.125% due 01/15/2014	25	8

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	12

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	75	71
6.875% due 04/25/2018	200	157

Morgan Stanley
5.950% due 12/28/2017	300	273

NSG Holdings LLC
7.750% due 12/15/2025	125	99

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	90

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
1.319% due 07/26/2010	50	35
1.389% due 10/25/2011	1,060	611
8.450% due 06/15/2018	25	13

SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	269	148
2.541% due 06/15/2013	260	118

Tenneco, Inc.
8.125% due 11/15/2015	150	31

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	102

UBS AG
5.750% due 04/25/2018	100	84

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Universal City Development Partners
11.750% due 04/01/2010	200	172

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	65	23
8.375% due 05/01/2010	50	18

Ventas Realty LP
6.625% due 10/15/2014	20	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 04/01/2017	$175	$150
7.125% due 06/01/2015	50	45

Wells Fargo & Co.
7.980% due 02/28/2049	400	188

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,025	489

Wells Fargo Capital XV
9.750% due 09/26/2044	350	256

		26,326

INDUSTRIALS 7.2%

Actuant Corp.
6.875% due 06/15/2017	50	43

Allied Waste North America, Inc.
7.250% due 03/15/2015	105	99

Allison Transmission, Inc.
11.000% due 11/01/2015	170	82

Altria Group, Inc.
9.250% due 08/06/2019	75	80

American Stores Co.
8.000% due 06/01/2026	250	215

AmeriGas Partners LP
7.125% due 05/20/2016	230	217
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	600	518

ARAMARK Corp.
4.670% due 02/01/2015	50	38
8.500% due 02/01/2015	175	162

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	112

Berry Plastics Corp.
5.844% due 02/15/2015	155	113
8.875% due 09/15/2014	75	42

Biomet, Inc.
10.000% due 10/15/2017	290	289
10.375% due 10/15/2017 (c)	100	85
11.625% due 10/15/2017	315	280

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	447

Cascades, Inc.
7.250% due 02/15/2013	25	14

Celestica, Inc.
7.875% due 07/01/2011	210	206

Charter Communications Operating LLC
8.000% due 04/30/2012	70	65
8.375% due 04/30/2014	75	66

Chesapeake Energy Corp.
7.250% due 12/15/2018	100	83
7.500% due 09/15/2013	125	115
7.500% due 06/15/2014	250	227

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	45

Comcast Corp.
5.900% due 03/15/2016	500	484

Community Health Systems, Inc.
8.875% due 07/15/2015	440	418

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	119

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	25

Crown Americas LLC
7.625% due 11/15/2013	135	136

136	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSC Holdings, Inc.
6.750% due 04/15/2012	$75	$73
7.625% due 07/15/2018	400	362
7.875% due 02/15/2018	30	28
8.500% due 06/15/2015	125	123

DaVita, Inc.
6.625% due 03/15/2013	100	98
7.250% due 03/15/2015	115	111

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	523

Dex Media West LLC
9.875% due 08/15/2013	140	28

DirecTV Holdings LLC
8.375% due 03/15/2013	180	183

DISH DBS Corp.
6.375% due 10/01/2011	25	24
7.000% due 10/01/2013	145	135
7.125% due 02/01/2016	355	320

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	860

El Paso Corp.
7.800% due 08/01/2031	325	245
8.050% due 10/15/2030	25	19

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	31
8.375% due 08/01/2066	370	248

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	1,705

Ferrellgas Partners LP
6.750% due 05/01/2014	75	63

First Data Corp.
9.875% due 09/24/2015	465	274

Ford Motor Co.
9.215% due 09/15/2021	25	7

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	200	187

Freescale Semiconductor, Inc.
5.195% due 12/15/2014	25	4
8.875% due 12/15/2014	75	16

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	82

General Motors Corp.
7.700% due 04/15/2016	170	21
8.250% due 07/15/2023	75	9

Georgia-Pacific LLC
7.000% due 01/15/2015	350	329
7.700% due 06/15/2015	215	196
8.000% due 01/15/2024	175	140
8.875% due 05/15/2031	150	121

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	125	104

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	200	39

HCA, Inc.
9.125% due 11/15/2014	200	188
9.250% due 11/15/2016	750	684

Intergen NV
9.000% due 06/30/2017	175	159

Nalco Co.
7.750% due 11/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.875% due 11/15/2013	$75	$72

New Albertson’s, Inc.
7.450% due 08/01/2029	125	104

Newfield Exploration Co.
7.125% due 05/15/2018	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	287

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	390	64

NPC International, Inc.
9.500% due 05/01/2014	100	78

OPTI Canada, Inc.
8.250% due 12/15/2014	165	75

Pfizer, Inc.
7.200% due 03/15/2039	75	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,018

Quebecor Media, Inc.
7.750% due 03/15/2016	350	268

Range Resources Corp.
7.500% due 10/01/2017	25	23

RH Donnelley Corp.
8.875% due 01/15/2016	20	1
8.875% due 10/15/2017	175	11

Roche Holdings, Inc.
6.000% due 03/01/2019	100	103

SandRidge Energy, Inc.
5.060% due 04/01/2014	275	165
8.625% due 04/01/2015 (c)	150	98

Sanmina-SCI Corp.
8.125% due 03/01/2016	75	27

Seagate Technology HDD Holdings
2.275% due 10/01/2009	300	287

SemGroup LP
8.750% due 11/15/2015 (a)	250	10

Sensata Technologies BV
8.000% due 05/01/2014	300	92

Sonat, Inc.
7.625% due 07/15/2011	200	194

Suburban Propane Partners LP
6.875% due 12/15/2013	60	57

Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	280

Times Square Hotel Trust
8.528% due 08/01/2026	2,278	1,368

TRW Automotive, Inc.
7.000% due 03/15/2014	25	11
7.250% due 03/15/2017	300	126

United Airlines, Inc.
7.730% due 07/01/2010	36	35

United Rentals North America, Inc.
6.500% due 02/15/2012	190	153

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,178

Verso Paper Holdings LLC
9.125% due 08/01/2014	170	65

West Corp.
9.500% due 10/15/2014	120	84

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	125	117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Windstream Corp.
8.625% due 08/01/2016	$425	$420

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	107

Xerox Corp.
7.125% due 06/15/2010	75	77

		22,061

UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	325	280
8.000% due 06/01/2020	50	41
8.875% due 02/15/2011	50	50
9.750% due 04/15/2016 (b)	50	47

Appalachian Power Co.
7.950% due 01/15/2020	50	51

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	268

Energy Future Holdings Corp.
10.875% due 11/01/2017	220	143
11.250% due 11/01/2017 (c)	75	32

Frontier Communications Corp.
6.625% due 03/15/2015	25	21
7.000% due 11/01/2025	120	68
7.125% due 03/15/2019	165	130
9.000% due 08/15/2031	100	69

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	1

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	67
8.625% due 11/14/2011	25	24

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	241

Knight, Inc.
5.150% due 03/01/2015	50	42

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	117

NGPL PipeCo. LLC
7.119% due 12/15/2017	100	92
7.768% due 12/15/2037	1,000	876

NRG Energy, Inc.
7.375% due 02/01/2016	710	662
7.375% due 01/15/2017	125	117

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	247

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	100
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	239

Qwest Corp.
6.500% due 06/01/2017	400	334
7.875% due 09/01/2011	100	99
8.875% due 03/15/2012	150	149

Reliant Energy, Inc.
6.750% due 12/15/2014	220	204

Sprint Capital Corp.
6.375% due 05/01/2009	50	50
6.900% due 05/01/2019	250	178
8.375% due 03/15/2012	75	68
8.750% due 03/15/2032	400	270

Sprint Nextel Corp.
6.000% due 12/01/2016	160	115

See Accompanying Notes	Annual Report	March 31, 2009	137

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telesat Canada
11.000% due 11/01/2015	$175	$146

Tenaska Alabama Partners LP
7.000% due 06/30/2021	133	103

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	247
10.500% due 11/01/2016 (c)	400	150

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	131

		6,294

Total Corporate Bonds & Notes (Cost $70,020)		54,681

CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	78
2.500% due 05/15/2037	100	66

Total Convertible Bonds & Notes (Cost $177)		144

U.S. GOVERNMENT AGENCIES 97.1%

Fannie Mae
0.582% due 12/25/2036	375	335
0.642% due 03/25/2034	34	30
0.672% due 08/25/2034	19	18
0.722% due 10/27/2037	4,000	3,602
0.872% due 11/25/2032 - 03/25/2044	106	101
0.922% due 06/25/2029 - 08/25/2036	145	140
0.956% due 04/18/2028 - 09/18/2031	30	29
0.962% due 11/25/2021	18	18
1.012% due 07/25/2021	31	30
1.262% due 08/25/2022	15	13
1.362% due 05/25/2022	14	14
1.412% due 05/25/2018 - 10/25/2020	61	61
1.462% due 04/25/2021 - 10/25/2021	119	119
1.603% due 11/01/2028	839	850
1.762% due 01/25/2024	49	49
1.862% due 11/25/2021	58	58
2.100% due 04/25/2023	17	17
2.230% due 03/25/2022	28	27
2.280% due 09/25/2022	14	13
2.330% due 01/25/2022	83	80
2.800% due 03/01/2034	71	71
2.945% due 02/01/2032	77	77
2.955% due 09/25/2022	15	15
3.022% due 10/01/2044	24	23
3.222% due 10/01/2040	324	321
3.375% due 07/01/2025 - 02/01/2032	232	232
3.591% due 02/01/2033	68	68
3.671% due 01/01/2018	81	79
3.755% due 03/01/2034	157	157
3.828% due 12/01/2033	166	165
3.923% due 02/01/2032	50	50
3.936% due 02/01/2033	74	75
3.998% due 12/01/2035	43	43
4.007% due 11/01/2020	74	74
4.035% due 02/01/2033	49	49
4.077% due 08/01/2033	233	237
4.083% due 05/01/2034	430	434
4.107% due 12/01/2034	495	497
4.183% due 01/01/2018	10	10
4.196% due 04/01/2018	75	75
4.211% due 12/01/2035	26	27
4.250% due 11/01/2032 - 01/01/2033	217	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.251% due 11/01/2029	$102	$103
4.271% due 11/01/2032	35	36
4.343% due 01/01/2033	134	134
4.357% due 03/01/2020	13	13
4.360% due 12/01/2032	68	68
4.375% due 09/01/2017 - 03/01/2033	148	148
4.382% due 05/01/2018	47	47
4.395% due 04/01/2033	17	17
4.400% due 04/01/2017	7	7
4.405% due 07/01/2017 - 07/01/2026	137	137
4.407% due 12/01/2032	119	119
4.416% due 08/01/2026	21	21
4.432% due 08/01/2036	28	28
4.436% due 01/01/2035	547	557
4.504% due 03/01/2036	691	692
4.522% due 07/01/2019	94	94
4.530% due 12/01/2027	38	38
4.538% due 11/01/2018	2	2
4.546% due 12/01/2032	36	36
4.562% due 11/01/2034	51	53
4.582% due 07/01/2018	11	11
4.590% due 10/01/2025	77	77
4.592% due 05/01/2033	642	648
4.602% due 06/01/2025	5	5
4.611% due 08/01/2017	26	26
4.621% due 09/01/2035	67	68
4.624% due 09/01/2033	69	70
4.625% due 01/01/2029	206	207
4.651% due 09/01/2024	7	7
4.683% due 03/01/2033	362	369
4.687% due 01/01/2035	311	315
4.692% due 04/01/2033	108	108
4.729% due 10/01/2034	478	487
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.777% due 08/01/2031	309	313
4.780% due 07/01/2017	9	9
4.792% due 03/01/2038	10	11
4.818% due 04/01/2024	20	20
4.820% due 12/01/2031	47	48
4.831% due 05/01/2038	329	335
4.849% due 04/01/2032	129	131
4.857% due 07/01/2033	57	57
4.861% due 08/01/2017	18	18
4.863% due 08/01/2036	297	300
4.905% due 10/01/2032	49	50
4.949% due 07/01/2025	3	3
4.964% due 05/01/2018	28	28
4.975% due 09/01/2022	32	34
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
4.999% due 11/01/2033	138	139
5.000% due 01/01/2016 - 08/25/2033	384	385
5.005% due 07/01/2036	106	108
5.012% due 11/01/2033	72	73
5.053% due 09/01/2031	4	4
5.060% due 07/01/2032	47	48
5.067% due 05/01/2033	66	67
5.075% due 01/01/2018	1	1
5.095% due 07/01/2032	445	446
5.105% due 07/01/2035	44	44
5.125% due 10/01/2016 - 09/01/2024	69	71
5.128% due 10/01/2032	271	275
5.141% due 09/01/2033	28	29
5.146% due 08/01/2032	236	240
5.163% due 09/01/2018	32	33
5.171% due 01/01/2018	10	10
5.175% due 03/01/2016	7	7
5.193% due 08/01/2032	32	32
5.220% due 05/01/2024	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 09/01/2016 - 05/01/2032	$238	$238
5.255% due 07/01/2032	686	704
5.275% due 09/01/2032	38	39
5.277% due 08/01/2032	27	28
5.290% due 06/01/2019	21	21
5.295% due 10/01/2017	59	61
5.299% due 10/01/2033	17	18
5.315% due 05/01/2024	52	52
5.334% due 10/01/2035	535	540
5.336% due 06/01/2032	376	380
5.395% due 09/01/2031	168	170
5.399% due 05/01/2019	11	11
5.500% due 07/01/2017 - 06/01/2048	22,587	23,438
5.500% due 06/01/2038 - 09/01/2038 (g)	33,602	34,916
5.548% due 10/01/2025	5	5
5.572% due 09/01/2017	18	18
5.607% due 09/01/2030	119	119
5.609% due 11/01/2029	80	81
5.619% due 04/01/2028	26	26
5.625% due 06/01/2017	9	9
5.845% due 05/01/2028	12	12
6.000% due 09/01/2034 - 09/01/2038	57,852	60,375
6.000% due 09/01/2036 - 07/01/2038 (g)	58,481	61,160
6.001% due 10/01/2036	128	133
6.051% due 03/01/2036	73	75
6.500% due 06/25/2028 - 10/25/2031	558	591
6.619% due 04/01/2027	139	147
6.850% due 12/18/2027	49	52
6.900% due 05/25/2023	203	218
7.000% due 07/25/2022 - 08/01/2036	4,386	4,670
7.500% due 07/25/2022 - 06/25/2042	475	512
7.660% due 05/01/2015	943	1,044
8.000% due 04/25/2021 - 07/25/2022	107	112
8.600% due 08/25/2019	377	417

Freddie Mac
3.222% due 07/25/2044	43	42
3.940% due 02/01/2033	10	10
4.000% due 02/15/2017	158	160
4.011% due 05/01/2035	359	366
4.111% due 10/01/2026	9	9
4.167% due 07/01/2037	221	224
4.207% due 09/01/2033	582	583
4.332% due 11/01/2031	102	103
4.375% due 01/01/2020	34	34
4.381% due 01/01/2035	17	17
4.405% due 06/01/2019	28	29
4.415% due 07/01/2034	349	355
4.423% due 05/01/2019	10	10
4.444% due 01/01/2033	32	33
4.456% due 11/01/2017	35	36
4.498% due 01/01/2033	29	29
4.499% due 02/01/2018	54	54
4.597% due 09/01/2034	375	378
4.638% due 12/01/2034	82	84
4.642% due 01/01/2035	399	404
4.724% due 05/01/2029 - 10/01/2032	279	282
4.776% due 04/01/2033	7	7
4.870% due 09/01/2033	29	29
4.875% due 04/01/2017	383	384
4.883% due 06/01/2033	58	58
4.884% due 02/01/2026 - 08/01/2034	136	137
4.899% due 01/01/2035	296	300
4.968% due 06/01/2019	67	67
5.005% due 08/01/2024	34	34
5.007% due 03/01/2032	739	743

138	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.015% due 08/01/2034	$272	$279
5.033% due 11/01/2031	129	133
5.085% due 08/01/2017	12	12
5.108% due 09/01/2023	44	45
5.122% due 07/01/2033	66	67
5.125% due 07/01/2017	47	48
5.135% due 05/01/2033	62	63
5.137% due 07/01/2024	16	16
5.147% due 03/01/2031	146	148
5.157% due 07/01/2025	124	127
5.208% due 11/01/2029	731	739
5.228% due 07/01/2033	229	235
5.230% due 09/01/2031	361	364
5.240% due 02/01/2015	75	76
5.250% due 09/01/2032	218	219
5.257% due 02/01/2036	159	163
5.276% due 11/01/2035	324	334
5.287% due 04/01/2036	73	75
5.320% due 12/01/2033	482	487
5.327% due 09/01/2024	40	40
5.333% due 04/01/2032	126	128
5.459% due 08/01/2035	33	33
5.480% due 09/01/2037	23	23
5.500% due 08/23/2017 - 08/01/2037	31,720	35,932
5.500% due 02/01/2038 (g)	10,228	10,625
5.524% due 04/01/2036 - 09/01/2037	169	175
5.561% due 05/01/2037	94	96
5.667% due 05/01/2019	497	502
5.702% due 06/01/2037	13	14
5.717% due 12/01/2037	37	39
5.752% due 09/01/2037	29	30
5.809% due 08/01/2037	26	27
5.830% due 08/01/2037	8	9
5.844% due 01/01/2037	594	617
5.871% due 11/01/2036	17	18
5.873% due 08/01/2037	14	15
5.922% due 08/01/2036	28	29
5.937% due 03/01/2025	3	3
5.966% due 09/01/2037	61	64
5.968% due 09/01/2036	23	23
6.000% due 03/15/2017 - 12/01/2023	2,319	2,476
6.069% due 03/01/2025	83	85
6.374% due 10/01/2035	656	667
6.450% due 02/01/2037	88	91
6.500% due 11/15/2021 - 03/15/2024	464	499
6.750% due 01/15/2024	53	56
6.862% due 09/01/2037	1,728	1,781
6.867% due 09/01/2018	43	44
7.000% due 10/15/2013 - 12/01/2047	6,273	6,628
7.500% due 09/01/2011 - 01/15/2023	1,200	1,257
8.500% due 06/15/2031	655	720
8.657% due 05/15/2023	73	76
9.000% due 09/15/2020 - 02/15/2021	384	417
9.500% due 03/15/2020	14	14

Ginnie Mae
4.000% due 10/20/2030 - 01/20/2035	287	289
4.125% due 10/20/2025 - 12/20/2026	35	36
4.625% due 08/20/2027 - 10/20/2029	208	209
4.750% due 01/20/2032 - 03/20/2032	420	426
5.125% due 08/20/2033	36	37
5.250% due 02/20/2029	52	53
5.375% due 06/20/2022 - 06/20/2032	883	898
5.500% due 04/20/2037	56	56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.100% due 06/15/2028 - 03/15/2029	$2,362	$2,493
6.490% due 01/15/2028 - 01/15/2029	1,957	2,085

Small Business Administration
4.727% due 02/10/2019	2,000	2,022
5.160% due 02/01/2028	2,358	2,512
5.170% due 01/01/2028	4,715	5,026
5.370% due 04/01/2028	1,948	2,073

Vendee Mortgage Trust
6.500% due 09/15/2024	290	305

Total U.S. Government Agencies (Cost $288,339)		297,691

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	241	241
5.634% due 07/10/2046	500	375
6.186% due 06/11/2035	255	245

Banc of America Funding Corp.
4.110% due 05/25/2035	118	47
4.187% due 06/20/2035	172	75
4.606% due 02/20/2036	137	91
5.979% due 10/20/2046	1,882	784

Banc of America Mortgage Securities, Inc.
0.922% due 03/25/2034	165	158
0.972% due 01/25/2034	70	67
4.147% due 07/25/2034	137	135
4.709% due 04/25/2035	238	159
5.470% due 07/20/2032	58	43

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,730	1,049
4.637% due 01/25/2035	143	105
5.342% due 03/25/2035	813	506

Bear Stearns Alt-A Trust
0.682% due 06/25/2046	3,516	1,182
6.250% due 08/25/2036	2,791	1,175

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	8	8
7.000% due 05/20/2030	393	381

CC Mortgage Funding Corp.
0.652% due 05/25/2048	360	130

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	325	202

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,013

Countrywide Alternative Loan Trust
2.943% due 07/20/2035	205	73
6.000% due 04/25/2037	2,728	1,582
6.250% due 08/25/2037	1,959	980
6.500% due 06/25/2036	1,533	774

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	106	45
0.792% due 03/25/2035	236	91
0.842% due 03/25/2035	287	123
4.862% due 07/19/2033	333	276
4.957% due 02/25/2034	239	184
5.071% due 05/19/2033	202	161
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	980	594

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,220	584
4.940% due 12/15/2035	500	473
5.185% due 03/25/2034	233	176
5.603% due 07/15/2035	500	481
5.750% due 04/22/2033	1,268	1,225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.672% due 02/25/2047	$1,613	$581

Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	749	121
0.956% due 11/19/2044	135	30
4.113% due 07/19/2044	96	30

First Horizon Asset Securities, Inc.
1.022% due 03/25/2018	174	172
4.207% due 03/25/2033	158	128

First Republic Mortgage Loan Trust
0.806% due 11/15/2030	123	100
0.906% due 11/15/2031	49	40

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	484

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,966	1,076
0.782% due 10/25/2045	50	27

GSAA Trust
6.000% due 04/01/2034	577	498

GSR Mortgage Loan Trust
4.210% due 04/25/2032	71	47
4.541% due 09/25/2035	373	217
4.771% due 09/25/2034	212	147
4.842% due 08/25/2034	463	368
5.242% due 11/25/2035	455	293

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	409	369
0.746% due 01/19/2038	3,953	1,406
0.866% due 08/19/2045	56	23

Indymac Index Mortgage Loan Trust
5.424% due 10/25/2034	303	196

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	474

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	359
5.430% due 02/15/2040	500	335

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	800	464
4.531% due 04/21/2034	57	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	106	91

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	189	195

Mellon Residential Funding Corp.
0.926% due 09/15/2030	225	185
0.996% due 12/15/2030	53	43

Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033	42	36

MLCC Mortgage Investors, Inc.
0.862% due 04/25/2028	107	83
2.096% due 10/25/2028	594	410
2.150% due 01/25/2030	99	66
4.975% due 01/25/2029	380	298

Morgan Stanley Capital I
5.208% due 11/14/2042	500	392
5.328% due 11/12/2041	580	448

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	95	81
6.000% due 05/25/2033	52	46
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	147	123

See Accompanying Notes	Annual Report	March 31, 2009	139

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	$1,801	$691
0.852% due 04/25/2037	3,580	1,483
6.000% due 08/25/2035	2,725	1,897

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	484	510

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,515	1,530

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,358	620

Sequoia Mortgage Trust
0.895% due 07/20/2033	109	83
0.925% due 10/20/2027	43	34
0.925% due 04/20/2033	174	151
0.945% due 10/20/2027	238	200
1.445% due 12/20/2032	195	163

Structured Asset Mortgage Investments, Inc.
0.752% due 07/25/2046	131	27
0.896% due 05/19/2035	213	106
5.995% due 05/25/2045	83	38

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	2,593	2,241
0.792% due 03/25/2044	208	116
0.892% due 09/25/2044	166	134

WaMu Mortgage Pass-Through Certificates
0.812% due 12/25/2045	194	81
0.832% due 01/25/2045	43	17
0.900% due 10/25/2044	209	106
0.940% due 11/25/2034	215	65
1.062% due 12/25/2027	350	247
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	16	10
3.133% due 07/25/2046	1,227	627
3.789% due 06/25/2034	55	54
3.932% due 06/25/2033	159	131

Wells Fargo Mortgage-Backed Securities Trust
4.233% due 09/25/2034	139	110
4.372% due 09/25/2034	214	169
4.435% due 12/25/2034	96	83
4.494% due 01/25/2035	100	97
4.544% due 02/25/2035	363	280
5.004% due 10/25/2034	256	186
5.500% due 12/25/2033	57	56

Total Mortgage-Backed Securities (Cost $58,293)		42,114

ASSET-BACKED SECURITIES 6.0%

American Express Credit Account Master Trust
1.056% due 02/15/2012	40	38

Ameriquest Mortgage Securities, Inc.
4.047% due 11/25/2032 (a)	192	13
6.147% due 02/25/2033 (a)	165	13

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	69	26

Bear Stearns Asset-Backed Securities Trust
0.852% due 01/25/2036	287	254
0.872% due 09/25/2034	1,226	1,074
0.922% due 10/27/2032	70	44
1.012% due 06/25/2036	400	122
1.182% due 10/25/2032	104	60
1.522% due 10/25/2037	179	116
5.250% due 10/25/2033	1,807	1,639
5.500% due 06/25/2034	1,824	1,539
5.500% due 08/25/2036	3,936	2,109

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	1,148	345

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	89	73

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Omni Master Trust
1.623% due 12/23/2013		$2,000	$1,813

Conseco Financial Corp.
6.110% due 09/01/2023		278	269
6.870% due 01/15/2029		434	338

Countrywide Asset-Backed Certificates
0.622% due 09/25/2047		398	339
0.862% due 12/25/2036		1,667	954

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		284	253

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	865

GSAA Trust
0.792% due 06/25/2035		671	285

HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034		1,958	1,292
1.345% due 11/20/2036		382	342

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036		330	206
0.572% due 12/25/2036		165	95

Irwin Home Equity Corp.
1.062% due 07/25/2032		8	5

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036		343	302

Morgan Stanley ABS Capital I
0.702% due 01/25/2036		702	586
1.602% due 03/25/2033		268	155

New Century Home Equity Loan Trust
0.892% due 08/25/2034		57	20

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		250	137

Residential Asset Mortgage Products, Inc.
1.722% due 09/25/2047		1,725	1,164

SBI HELOC Trust
0.692% due 08/25/2036		108	95

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		330	297

Specialty Underwriting & Residential Finance
0.772% due 09/25/2036		796	592

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,002	534

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		60	59

Total Asset-Backed Securities (Cost $22,799)			18,462

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	1,098
8.625% due 05/22/2038		1,000	140

JLOC Ltd.
0.896% due 02/16/2016	JPY	7,071	69

SLM Corp.
2.193% due 11/15/2011	EUR	1,000	658

Total Foreign Currency-Denominated Issues (Cost $4,886)			1,965

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	3

	SHARES	VALUE (000S)

Bank of America Corp.
7.250% due 12/31/2049	365	$155

Citigroup, Inc.
6.500% due 12/31/2049 (a)	100	3

General Motors Corp.
5.250% due 03/06/2032	2,000	5

Wells Fargo & Co.
7.500% due 12/31/2049	300	144

Total Convertible Preferred Stocks (Cost $636)		310

PREFERRED STOCKS 0.1%

SLM Corp. CPI Linked
2.140% due 01/16/2018	51,000	411

Total Preferred Stocks (Cost $574)		411

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.5%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$301	301

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $310. Repurchase proceeds are $301.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (f)	1,500	1,500

U.S. TREASURY BILLS 11.9%
0.124% due 04/09/2009 - 06/11/2009 (d)(f)	36,625	36,621

Total Short-Term Instruments (Cost $38,421)		38,422

Total Investments 149.3% (Cost $487,950)		$457,691

Written Options (i) (0.0%) (Premiums $82)		(18)

Other Assets and Liabilities (Net) (49.3%)		(151,148)

Net Assets 100.0%		$306,525

140	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	The Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $37,985 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $86,147 at a weighted average interest rate of 2.109%. On March 31, 2009, securities valued at $105,082 were pledged as collateral for reverse repurchase agreements.
(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	(4.050%	)	09/20/2012	2.162%		$137	$(8)	$0	$(8)
Bear Stearns Cos., Inc.	GSC	(3.000%	)	12/20/2017	1.801%		1,000	(85)	0	(85)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		2,000	(12)	0	(12)
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	100	(1)	0	(1)

								$(106)	$0	$(106)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	6.375%	$2,000	$(157)	$0	$(157)
American International Group, Inc.	DUB	2.100%	03/20/2013	22.909%	3,000	(1,272)	0	(1,272)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	50	(4)	(5)	1
General Electric Capital Corp.	DUB	4.820%	12/20/2013	7.440%	2,000	(173)	0	(173)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%	50	(5)	(5)	0
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	50	(18)	(5)	(13)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	250	(79)	0	(79)
SLM Corp.	MLP	5.000%	12/20/2013	25.406%	2,000	(739)	(245)	(494)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	100	0	0	0

						$(2,447)	$(260)	$(2,187)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$4,000	$(3,678)	$(1,740)	$(1,938)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	2,000	(1,840)	(840)	(1,000)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,668)	(8,320)	(2,348)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,909)	(1,830)	(1,079)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,875)	(1,860)	(1,015)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	4,536	(1,629)	(330)	(1,299)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,536	(1,632)	(611)	(1,021)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,363	(850)	(175)	(675)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	12,500	(9,421)	(8,500)	(921)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(127)	(25)	(102)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	(885)	(1,120)	235
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	49	(2)	0	(2)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,950	(258)	0	(258)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,751	(1,203)	0	(1,203)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(304)	0	(304)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	100	(4)	(1)	(3)

					$(38,285)	$(25,352)	$(12,933)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2009	141

Schedule of Investments  Income Fund  (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$19,000	$3,674	$976	$2,698
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB	1,800	(67)	(72)	5

						$3,607	$904	$2,703

(i)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$ 2,000	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,000	10	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	9	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	300	9	13
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	300	4	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0

							$82	$18

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	98	13,600	150
Closing Buys	(41)	0	(18)
Expirations	(57)	0	(50)
Exercised	0	0	0

Balance at 03/31/2009	0	$13,600	$82

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	200	04/2009	$0	$(13)	$(13)
Buy		HSBC	21	04/2009	1	0	1
Sell		HSBC	701	04/2009	0	(46)	(46)
Buy		RBS	96	04/2009	0	(2)	(2)
Sell	GBP	DUB	1,056	04/2009	16	0	16
Sell		MSC	1,768	04/2009	21	0	21
Buy		UBS	102	04/2009	0	(4)	(4)
Sell	JPY	BNP	5,000	05/2009	1	0	1
Sell		MSC	5,000	06/2009	0	0	0

					$39	$(65)	$(26)

142	PIMCO Funds	See Accompanying Notes

March 31, 2009

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$3,411	$454,221	$59	$457,691
Other Financial Instruments ++	0	(12,567)	0	(12,567)

Total	$3,411	$441,654	$59	$445,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	143

Schedule of Investments  Investment Grade Corporate Bond Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 18.3%

Short-Term Floating NAV Portfolio	69,773,652	$698,085

Total PIMCO Funds (Cost $698,006)		698,085

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,576	850

Total Bank Loan Obligations (Cost $1,500)		850

CORPORATE BONDS & NOTES 76.2%

BANKING & FINANCE 29.5%

Abbey National PLC
7.950% due 10/26/2029 1,600	1,600	1,393

Allstate Corp.
7.200% due 12/01/2009	200	198

Allstate Life Global Funding II
1.901% due 05/21/2010	3,500	3,336

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,200	1,162

American Express Bank FSB
0.583% due 06/22/2009	100	99
0.584% due 06/12/2009	850	840
0.637% due 07/13/2010	3,600	3,335
5.500% due 04/16/2013	8,100	6,995

American Express Centurion Bank
0.583% due 09/22/2009	4,000	3,875
0.583% due 03/23/2010	3,600	3,378
0.637% due 07/13/2010	8,500	7,820
0.716% due 11/16/2009	200	192

American Express Co.
6.150% due 08/28/2017	300	249
6.800% due 09/01/2066	2,465	1,190
7.000% due 03/19/2018	3,000	2,652

American Express Credit Corp.
0.616% due 05/19/2009	400	397
0.677% due 12/02/2010	2,240	2,017
5.875% due 05/02/2013	1,700	1,494

American General Finance Corp.
5.200% due 12/15/2011	2,600	1,088

American International Group, Inc.
0.606% due 06/16/2009	2,300	2,073
4.950% due 03/20/2012	5,250	2,569
5.050% due 10/01/2015	700	312
5.450% due 05/18/2017	2,000	793
5.850% due 01/16/2018	22,920	8,989
6.250% due 05/01/2036	200	70
8.175% due 05/15/2058	2,000	170
8.250% due 08/15/2018	29,500	12,643

Anadarko Finance Co.
6.750% due 05/01/2011	2,900	2,928

ANZ National International Ltd.
6.200% due 07/19/2013	2,000	1,931

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	195

Bank of America Corp.
4.750% due 08/01/2015	200	167
5.625% due 10/14/2016	2,000	1,700
5.650% due 05/01/2018	44,000	36,795
5.750% due 08/15/2016	500	329
5.750% due 12/01/2017	26,800	22,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

6.000% due 09/01/2017	$10,700	$9,128
8.125% due 12/29/2049	16,300	6,705

Bank of America N.A.
1.777% due 06/23/2010	600	555
1.822% due 05/12/2010	2,000	1,865
6.000% due 10/15/2036	400	266

Bank of Scotland PLC
1.344% due 12/08/2010	10,000	9,223

Bank One Corp.
5.250% due 01/30/2013	100	93

Barclays Bank PLC
6.050% due 12/04/2017	13,000	10,246
7.434% due 09/29/2049	500	208
7.700% due 04/29/2049	300	132

BB&T Corp.
6.500% due 08/01/2011	30	30

Bear Stearns Cos. LLC
1.341% due 08/21/2009	100	100
1.404% due 01/31/2011	3,500	3,331
1.446% due 11/28/2011	100	96
1.448% due 08/15/2011	200	185
1.486% due 07/19/2010	400	394
1.641% due 11/21/2016	7,500	6,130
5.300% due 10/30/2015	2,400	2,229
5.550% due 01/22/2017	1,000	843
5.700% due 11/15/2014	100	95
6.400% due 10/02/2017	15,800	15,412
6.950% due 08/10/2012	12,700	12,946
7.250% due 02/01/2018	17,150	17,751

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	205

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,485

Block Financial LLC
7.875% due 01/15/2013	13,000	12,822

BNP Paribas
1.484% due 12/09/2016	4,000	3,325
1.716% due 06/04/2010	700	680
5.186% due 06/29/2049	6,200	2,548
7.195% due 06/29/2049	2,225	1,141

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	140

Caelus Re Ltd.
7.511% due 06/07/2011	500	471

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,245	7,216

Caterpillar Financial Services Corp.
1.751% due 06/25/2010	700	655
1.976% due 06/24/2011	5,680	5,350
5.450% due 04/15/2018	2,500	2,150
7.150% due 02/15/2019	4,000	3,667

CIT Group, Inc.
1.358% due 08/17/2009	100	89
1.394% due 06/08/2009	1,600	1,548
1.464% due 07/28/2011	7,500	4,812
1.481% due 02/13/2012	1,000	613
4.750% due 12/15/2010	3,000	2,420

Citigroup Capital XXI
8.300% due 12/21/2057	11,200	5,405

Citigroup Funding, Inc.
1.372% due 10/22/2009	100	94
2.291% due 05/07/2010	100	90

Citigroup, Inc.
1.262% due 12/28/2009	21,900	20,223
1.336% due 05/18/2011	5,000	4,040
1.396% due 05/18/2010	100	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.409% due 03/07/2014	$3,000	$1,871
2.938% due 05/15/2018	600	301
5.000% due 09/15/2014	4,700	3,121
5.250% due 02/27/2012	5,000	4,459
5.300% due 10/17/2012	1,500	1,324
5.500% due 04/11/2013	20,000	17,593
5.625% due 08/27/2012	400	292
5.875% due 05/29/2037	3,000	2,313
6.000% due 02/21/2012	1,190	1,087
6.000% due 08/15/2017	11,860	10,258
6.125% due 11/21/2017	32,025	27,828
6.125% due 05/15/2018	26,200	22,667
6.125% due 08/25/2036	800	431
6.500% due 08/19/2013	7,900	7,269
8.400% due 04/29/2049	5,497	3,113

Commonwealth Bank of Australia
6.024% due 03/29/2049	600	264

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	311

Countrywide Financial Corp.
4.500% due 06/15/2010	1,700	1,572

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	2,450	2,450

Credit Agricole S.A.
1.306% due 05/28/2010	9,600	9,393
6.637% due 05/29/2049	200	60

Credit Suisse New York
5.000% due 05/15/2013	8,000	7,740
6.000% due 02/15/2018	1,800	1,574

Credit Suisse USA, Inc.
1.364% due 06/05/2009	400	399
6.125% due 11/15/2011	100	102

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	5,000	4,926

FIA Card Services N.A.
7.125% due 11/15/2012	145	133

First Union Capital I
7.935% due 01/15/2027	6,000	5,117

First Union Institutional Capital II
7.850% due 01/01/2027	3,910	2,753

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	1,000	669
7.375% due 10/28/2009	3,500	3,139
9.750% due 09/15/2010	1,420	1,169
9.875% due 08/10/2011	6,325	4,791
12.000% due 05/15/2015	500	380

General Electric Capital Corp.
1.308% due 08/15/2011	150	128
1.451% due 06/12/2012	2,200	1,892
1.580% due 09/15/2014	2,600	1,879
1.611% due 01/08/2016	17,000	11,322
1.620% due 02/01/2011	100	91
2.151% due 05/22/2013	400	321
5.450% due 01/15/2013	1,350	1,302
5.625% due 05/01/2018	3,100	2,702
5.875% due 01/14/2038	20,700	14,844
6.375% due 11/15/2067	5,300	2,577
6.750% due 03/15/2032	500	407
6.875% due 01/10/2039	1,100	901

GMAC LLC
6.625% due 05/15/2012	100	55
6.875% due 09/15/2011	50	32

Goldman Sachs Group, Inc.
0.603% due 12/23/2009	700	684
0.613% due 06/23/2009	100	99
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	4,500	3,892
1.522% due 07/22/2015	5,000	3,524
1.677% due 03/22/2016	26,069	17,767

144	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.854% due 01/12/2015	$16,050	$11,863
4.500% due 06/15/2010	250	250
5.250% due 10/15/2013	6,800	6,359
5.350% due 01/15/2016	1,100	976
5.450% due 11/01/2012	7,684	7,404
5.700% due 09/01/2012	1,500	1,457
5.750% due 10/01/2016	1,100	994
5.950% due 01/18/2018	18,000	16,379
6.125% due 02/15/2033	600	502
6.150% due 04/01/2018	18,075	16,549
6.250% due 09/01/2017	4,800	4,458
6.600% due 01/15/2012	2,000	1,999
6.750% due 10/01/2037	2,200	1,493
6.875% due 01/15/2011	4,900	4,954
7.500% due 02/15/2019	7,200	7,202

HBOS Capital Funding LP
6.071% due 06/29/2049	800	192

HBOS PLC
5.375% due 11/29/2049	3,490	1,757
6.750% due 05/21/2018	13,782	10,650

HSBC Bank USA N.A.
7.000% due 01/15/2039	13,800	13,552

HSBC Capital Funding LP
4.610% due 12/29/2049	11,430	4,848
9.547% due 12/29/2049	300	205

HSBC Finance Corp.
1.344% due 01/15/2014	3,000	1,565
1.411% due 03/12/2010	100	89
1.451% due 08/09/2011	1,500	1,022
1.491% due 05/10/2010	140	119
1.670% due 09/14/2012	1,800	1,180

HSBC Holdings PLC
6.500% due 05/02/2036	700	580
6.500% due 09/15/2037	5,400	4,437
6.800% due 06/01/2038	3,800	3,244

International Lease Finance Corp.
4.875% due 09/01/2010	150	110
5.350% due 03/01/2012	5,000	2,808
5.750% due 06/15/2011	2,000	1,300

John Deere Capital Corp.
1.162% due 07/16/2010	5,000	4,906
2.042% due 06/10/2011	900	856

JPMorgan Chase & Co.
0.571% due 06/26/2009	1,000	998
1.256% due 01/17/2011	200	191
1.347% due 06/25/2012	200	169
1.348% due 05/16/2011	100	94
1.625% due 10/02/2009	500	498
4.750% due 03/01/2015	300	286
5.125% due 09/15/2014	100	89
5.250% due 05/01/2015	300	269
6.000% due 01/15/2018	28,000	28,349
6.400% due 05/15/2038	3,300	3,250
6.625% due 03/15/2012	350	342
7.125% due 06/15/2009	100	100
7.900% due 04/29/2049	15,500	9,981

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	9,100	6,235
5.875% due 06/13/2016	3,100	2,905
6.000% due 10/01/2017	600	564

JPMorgan Chase Capital XV
5.875% due 03/15/2035	2,900	1,707

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	1,290	877

JPMorgan Chase Capital XX
6.550% due 09/29/2036	3,400	2,191

JPMorgan Chase Capital XXV
6.800% due 10/01/2037	3,100	2,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyBank N.A.
3.511% due 06/02/2010	$400	$386
5.800% due 07/01/2014	700	586

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	40
6.625% due 01/18/2012 (a)	15,030	1,991
6.875% due 05/02/2018 (a)	3,403	425

Lloyds Banking Group PLC
5.920% due 09/29/2049	5,100	944

Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019	2,000	2,043

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	105	88
1.454% due 02/05/2010	7,300	6,893
1.544% due 09/09/2009	100	98
3.051% due 05/20/2009	300	298
3.472% due 05/12/2010	11,800	11,114
4.250% due 02/08/2010	100	94
5.450% due 02/05/2013	100	82
5.450% due 07/15/2014	7,500	5,692
6.050% due 08/15/2012	5,000	4,294
6.150% due 04/25/2013	14,750	12,414
6.400% due 08/28/2017	8,000	5,751
6.875% due 04/25/2018	37,100	29,079

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,319
7.717% due 02/15/2019	9,000	8,089

Metropolitan Life Global Funding I
1.278% due 05/17/2010	100	94
5.125% due 04/10/2013	3,910	3,575

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	142

Morgan Stanley
1.374% due 01/15/2010	200	191
1.392% due 01/18/2011	600	542
1.574% due 10/15/2015	8,600	6,119
1.592% due 10/18/2016	16,600	11,148
1.648% due 01/09/2012	3,000	2,409
1.698% due 01/09/2014	12,100	8,983
3.338% due 05/14/2010	2,300	2,241
4.750% due 04/01/2014	900	737
5.375% due 10/15/2015	250	226
5.750% due 10/18/2016	5,400	4,925
5.950% due 12/28/2017	6,600	6,009
6.000% due 04/28/2015	2,500	2,365
6.250% due 08/28/2017	25,600	23,814
6.625% due 04/01/2018	28,800	27,525
6.750% due 04/15/2011	6,000	6,009

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	4,525	3,036

National Australia Bank Ltd.
1.691% due 02/08/2010	50	50
5.350% due 06/12/2013	12,200	11,825

National City Bank
1.382% due 06/18/2010	1,500	1,434
1.654% due 06/07/2017	2,600	1,608

National City Bank of Kentucky
6.300% due 02/15/2011	1,000	983

National City Corp.
1.490% due 06/16/2010	1,000	937

Pacific Life Global Funding
5.150% due 04/15/2013	500	472

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	2,000	1,741

PNC Bank N.A.
1.634% due 08/05/2009	4,000	3,989

Preferred Term Securities XII Ltd.
1.866% due 03/24/2034	94	39

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Principal Life Income Funding Trusts
5.300% due 04/24/2013	$500	$460

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	993

Rabobank Capital Funding II
5.260% due 12/29/2049	3,250	1,464

Rabobank Capital Funding Trust
5.254% due 12/29/2049	28,874	13,048

RBS Capital Trust III
5.512% due 09/29/2049	1,200	480

Regions Financial Corp.
1.396% due 06/26/2012	3,500	2,861

Resona Bank Ltd.
5.850% due 09/29/2049	300	153

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	14,000	6,167
7.648% due 08/29/2049	2,000	901
9.118% due 03/31/2049	480	235

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,500	6,334

SLM Corp.
1.389% due 10/25/2011	1,000	576
4.500% due 07/26/2010	3,000	2,251
5.000% due 10/01/2013	1,000	532
8.450% due 06/15/2018	9,205	4,979

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	1,500	1,218

State Street Bank and Trust Co.
1.484% due 12/08/2015	7,500	5,187

State Street Capital Trust III
8.250% due 03/15/2042	2,400	1,422

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	190

Swedbank AB
2.800% due 02/10/2012	4,000	4,017

Teco Finance, Inc.
6.572% due 11/01/2017	123	96
6.750% due 05/01/2015	200	168

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	2,500	2,178

U.S. Bancorp
0.552% due 04/28/2009	100	100

UBS AG
1.115% due 07/23/2009	1,580	1,572
2.219% due 06/19/2010	600	566
5.750% due 04/25/2018	3,000	2,515

UBS Preferred Funding Trust V
6.243% due 05/29/2049	800	219

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	89

USB Capital IX
6.189% due 04/15/2049	975	385

Ventas Realty LP
6.750% due 06/01/2010	200	201

Wachovia Bank N.A.
1.650% due 03/15/2016	13,500	8,089
2.138% due 05/14/2010	17,800	17,205
5.000% due 08/15/2015	300	256
6.600% due 01/15/2038	1,250	992
7.800% due 08/18/2010	30	30

Wachovia Capital Trust V
7.965% due 06/01/2027	1,300	865

Wachovia Corp.
1.224% due 10/15/2011	3,200	2,839

See Accompanying Notes	Annual Report	March 31, 2009	145

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.255% due 04/23/2012	$1,300	$1,118
1.311% due 12/01/2009	600	591
1.590% due 06/15/2017	15,100	8,935
5.500% due 05/01/2013	5,500	5,078
5.700% due 08/01/2013	100	94
5.750% due 06/15/2017	500	447
5.750% due 02/01/2018	548	487

Wachovia Mortgage FSB
1.281% due 05/08/2009	300	300

Wells Fargo & Co.
1.287% due 03/23/2010	75	73
1.384% due 10/28/2015	8,000	5,656
1.397% due 09/23/2009	600	593
1.454% due 01/12/2011	600	550
4.375% due 01/31/2013	5,200	4,853
5.625% due 12/11/2017	17,200	15,730
7.980% due 02/28/2049	8,000	3,765

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,800	2,762
4.750% due 02/09/2015	5,840	4,995
5.950% due 08/26/2036	400	296
6.450% due 02/01/2011	30	29

Wells Fargo Capital X
5.950% due 12/15/2036	2,700	1,827

Wells Fargo Capital XIII
7.700% due 12/29/2049	22,600	10,776

Western Financial Bank
9.625% due 05/15/2012	6,300	6,296

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	193

		1,123,279

INDUSTRIALS 26.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	478

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	299

Altria Group, Inc.
9.250% due 08/06/2019	22,600	24,221
9.700% due 11/10/2018	3,000	3,273
10.200% due 02/06/2039	10,000	10,249

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	45	40
7.858% due 10/01/2011	50	40

Amgen, Inc.
5.850% due 06/01/2017	6,500	6,671
6.150% due 06/01/2018	3,200	3,387
6.400% due 02/01/2039	7,000	6,760
6.900% due 06/01/2038	13,195	13,607

Apache Corp.
6.000% due 01/15/2037	1,100	1,066

Barrick Gold Corp.
5.800% due 11/15/2034	100	78
6.950% due 04/01/2019	25,200	25,366

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	30

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	43,200	43,880

Black & Decker Corp.
8.950% due 04/15/2014 (b)	4,000	3,952

Burlington Northern Santa Fe Corp.
6.750% due 03/15/2029	600	589

Canadian National Railway Co.
4.400% due 03/15/2013	80	81
5.550% due 05/15/2018	500	513
6.375% due 11/15/2037	1,600	1,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	$100	$96
5.850% due 02/01/2035	200	141
5.900% due 02/01/2018	5,000	4,487
6.000% due 08/15/2016	1,600	1,476
6.750% due 02/01/2039	4,100	3,259

Cardinal Health, Inc.
1.705% due 10/02/2009	200	197
5.500% due 06/15/2013	5,000	4,828

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	154

Chesapeake Energy Corp.
7.625% due 07/15/2013	50	46

Cisco Systems, Inc.
5.900% due 02/15/2039	10,000	9,231

CODELCO, Inc.
6.150% due 10/24/2036	100	93
7.500% due 01/15/2019	6,200	7,061

Colorado Interstate Gas Co.
6.800% due 11/15/2015	991	934

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	107

Comcast Cable Communications LLC
6.875% due 06/15/2009	12,000	12,077
8.875% due 05/01/2017	35	38

Comcast Corp.
5.875% due 02/15/2018	27,100	25,815
5.900% due 03/15/2016	2,900	2,806
6.450% due 03/15/2037	3,300	2,896
7.050% due 03/15/2033	100	93

ConocoPhillips
5.200% due 05/15/2018	2,500	2,481

Continental Airlines, Inc.
6.503% due 06/15/2011	100	88

Covidien International Finance S.A.
6.550% due 10/15/2037	100	99

CSX Corp.
5.300% due 02/15/2014	250	234

CVS Caremark Corp.
1.561% due 06/01/2010	10,678	10,293

Daimler Finance North America LLC
1.634% due 08/03/2009	2,500	2,482
5.750% due 09/08/2011	2,000	1,892
5.875% due 03/15/2011	3,050	2,921
6.500% due 11/15/2013	4,300	3,901
7.300% due 01/15/2012	100	96

DCP Midstream LLC
5.375% due 10/15/2015	100	82

Delta Air Lines, Inc.
6.619% due 03/18/2011	93	84
7.379% due 05/18/2010	33	31

Devon Energy Corp.
6.300% due 01/15/2019	10,000	9,781
7.950% due 04/15/2032	11,400	11,849

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	308

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	4,810
8.375% due 06/15/2032	1,170	1,120

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,042
6.500% due 04/15/2018	7,000	6,146

EnCana Corp.
4.750% due 10/15/2013	100	96
5.900% due 12/01/2017	18,500	17,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 08/15/2034	$100	$83
6.500% due 02/01/2038	5,500	4,749

Energy Transfer Partners LP
5.950% due 02/01/2015	4,000	3,632
6.000% due 07/01/2013	3,330	3,152
6.125% due 02/15/2017	6,000	5,364
6.700% due 07/01/2018	4,500	4,083
7.500% due 07/01/2038	2,800	2,313
9.700% due 03/15/2019	27,500	29,255

Enterprise Products Operating LLC
5.000% due 03/01/2015	200	172
6.500% due 01/31/2019	11,000	10,132

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	198
9.500% due 06/01/2031	200	150

Gaz Capital S.A.
7.288% due 08/16/2037	2,000	1,300
7.510% due 07/31/2013	5,000	4,384
8.625% due 04/28/2034	200	181

Gazprom International S.A.
7.201% due 02/01/2020	75	67

General Electric Co.
5.250% due 12/06/2017	40,000	37,080

General Mills, Inc.
5.700% due 02/15/2017	200	206

Georgia-Pacific LLC
7.000% due 01/15/2015	100	94
7.125% due 01/15/2017	700	651

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	12,700	13,059
6.375% due 05/15/2038	22,543	22,871

Hewlett-Packard Co.
1.371% due 03/01/2012	100	95
1.380% due 06/15/2010	100	100

Hospira, Inc.
6.050% due 03/30/2017	100	89

Humana, Inc.
6.450% due 06/01/2016	5,200	4,375
7.200% due 06/15/2018	10,000	8,469

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	142

International Business Machines Corp.
1.764% due 07/28/2011	5,700	5,620
7.625% due 10/15/2018	1,000	1,150
8.375% due 11/01/2019	30	36

Kellogg Co.
5.125% due 12/03/2012	100	106

Kern River Funding Corp.
4.893% due 04/30/2018	57	55

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	189
5.950% due 02/15/2018	15,900	14,510
6.000% due 02/01/2017	200	188
7.125% due 03/15/2012	5,078	5,200
7.750% due 03/15/2032	2,000	1,879
9.000% due 02/01/2019	28,235	30,239

Kraft Foods, Inc.
1.728% due 08/11/2010	3,100	3,018
6.500% due 08/11/2017	300	310

Kroger Co.
5.500% due 02/01/2013	200	205

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	3,495

Monsanto Co.
5.125% due 04/15/2018	1,000	1,012
5.875% due 04/15/2038	800	772

146	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	$10,000	$8,502

Newmont Mining Corp.
5.875% due 04/01/2035	100	77

Norfolk Southern Corp.
5.750% due 04/01/2018	100	100
7.250% due 02/15/2031	100	102

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	121

Northwest Pipeline GP
5.950% due 04/15/2017	200	187

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	10,000	10,175

Nucor Corp.
5.850% due 06/01/2018	1,000	1,001

Oracle Corp.
1.294% due 05/14/2010	900	894
5.750% due 04/15/2018	300	314

PepsiCo, Inc.
7.900% due 11/01/2018	20,000	24,634

Petroleos Mexicanos
8.000% due 05/03/2019	7,900	7,742

Pfizer, Inc.
5.350% due 03/15/2015	5,000	5,287
6.200% due 03/15/2019	44,000	47,014
7.200% due 03/15/2039	10,000	10,903

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,544
6.375% due 05/16/2038	2,700	2,627

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,192

President and Fellows of Harvard College
6.000% due 01/15/2019	5,000	5,389

Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,019

Reynolds American, Inc.
7.750% due 06/01/2018	100	88

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	3,000	2,694
6.500% due 07/15/2018	10,000	8,768

Roche Holdings, Inc.
3.249% due 02/25/2011	6,000	5,993
6.000% due 03/01/2019	48,700	50,256

Rockies Express Pipeline LLC
6.250% due 07/15/2013	22,545	22,149
6.850% due 07/15/2018	29,200	28,754

Rogers Communications, Inc.
6.750% due 03/15/2015	8,040	7,921
6.800% due 08/15/2018	1,300	1,302

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	4,677

Ryder System, Inc.
6.000% due 03/01/2013	3,000	2,693

Southern Co.
1.951% due 08/20/2010	5,400	5,395

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	5,961
8.000% due 03/01/2032	758	692

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,466

Suncor Energy, Inc.
6.100% due 06/01/2018	5,000	4,272
6.500% due 06/15/2038	920	667
6.850% due 06/01/2039	4,500	3,414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	$45	$42

Target Corp.
6.000% due 01/15/2018	1,000	1,007
7.000% due 01/15/2038	9,885	9,298

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	343
7.500% due 04/01/2017	800	775
7.625% due 04/01/2037	1,000	869
8.000% due 02/01/2016	6,600	6,633

Time Warner Cable, Inc.
5.850% due 05/01/2017	9,240	8,298
6.550% due 05/01/2037	840	710
7.300% due 07/01/2038	1,500	1,361
8.250% due 04/01/2019	5,000	5,148

Time Warner, Inc.
6.750% due 04/15/2011	25	25

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	10,977
7.250% due 08/15/2038	15,000	14,081

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	31

Transocean, Inc.
6.000% due 03/15/2018	14,500	13,687

Transocean Ltd.
6.800% due 03/15/2038	5,000	4,412

Union Pacific Corp.
6.625% due 02/01/2029	50	48
7.875% due 01/15/2019	2,000	2,211

United Airlines, Inc.
10.125% due 03/22/2015 (a)	78	35

UnitedHealth Group, Inc.
1.407% due 06/21/2010	1,000	966
6.000% due 02/15/2018	13,200	12,712
6.625% due 11/15/2037	10,000	8,332

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,233
6.250% due 01/23/2017	100	99
8.250% due 01/17/2034	1,700	1,693

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,000	1,096
6.200% due 04/15/2038	10,250	10,409
6.875% due 08/10/2009	30	31

Walt Disney Co.
6.375% due 03/01/2012	100	108

WEA Finance LLC
5.700% due 10/01/2016	100	75

WellPoint, Inc.
4.250% due 12/15/2009	100	100
6.000% due 02/15/2014	2,000	2,004
7.000% due 02/15/2019	5,200	5,216

Williams Cos., Inc.
8.750% due 01/15/2020	19,760	19,695

XTO Energy, Inc.
5.500% due 06/15/2018	5,800	5,401
6.100% due 04/01/2036	100	85
6.250% due 08/01/2017	10,000	9,774
6.375% due 06/15/2038	8,500	7,606
6.500% due 12/15/2018	3,000	2,988
7.500% due 04/15/2012	100	105

Yum! Brands, Inc.
6.875% due 11/15/2037	200	166
8.875% due 04/15/2011	140	149

		996,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 20.6%

Alabama Power Co.
6.000% due 03/01/2039	$7,000	$6,921

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	8,900	8,935

Appalachian Power Co.
5.000% due 06/01/2017	4,000	3,484
5.650% due 08/15/2012	300	299
7.000% due 04/01/2038	3,400	3,008
7.950% due 01/15/2020	28,870	29,689

AT&T Corp.
7.300% due 11/15/2011	447	481
8.000% due 11/15/2031	48,300	52,680

AT&T, Inc.
5.100% due 09/15/2014	300	302
5.600% due 05/15/2018	3,000	2,925
5.800% due 02/15/2019	34,000	33,353
6.300% due 01/15/2038	5,000	4,411
6.450% due 06/15/2034	1,000	904
6.500% due 09/01/2037	500	453

AT&T Mobility LLC
6.500% due 12/15/2011	50	53

BellSouth Corp.
5.200% due 09/15/2014	300	302
5.200% due 12/15/2016	100	98

British Telecommunications PLC
8.625% due 12/15/2010	100	104
9.125% due 12/15/2030	2,000	1,824

Bruce Mansfield Unit
6.850% due 06/01/2034	100	75

CenturyTel, Inc.
8.375% due 10/15/2010	100	101

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	200	178

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,787
6.650% due 04/01/2019	20,000	20,651
6.750% due 04/01/2038	7,300	7,180
7.125% due 12/01/2018	11,500	12,256

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	98

Consumers Energy Co.
5.000% due 02/15/2012	100	100
5.375% due 04/15/2013	100	100
5.500% due 08/15/2016	6,780	6,557
6.700% due 09/15/2019	21,550	22,355

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	15,628	15,726
8.500% due 06/15/2010	330	345
8.750% due 06/15/2030	14,100	15,120

Dominion Resources, Inc.
2.366% due 06/17/2010	770	748
6.400% due 06/15/2018	5,950	5,946

Duke Energy Carolinas LLC
5.750% due 11/15/2013	5,000	5,334
6.000% due 01/15/2038	3,700	3,709
6.050% due 04/15/2038	3,700	3,734
6.450% due 10/15/2032	200	208
7.000% due 11/15/2018	4,000	4,602

Duke Energy Corp.
6.300% due 02/01/2014	10,000	10,253

Duke Energy Ohio, Inc.
5.450% due 04/01/2019	14,000	14,153

EDF S.A.
6.500% due 01/26/2019	19,150	19,767
6.950% due 01/26/2039	8,500	8,465

See Accompanying Notes	Annual Report	March 31, 2009	147

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Energy East Corp.
6.750% due 07/15/2036	$100	$68

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	99

Entergy Louisiana LLC
5.560% due 09/01/2015	50	45

Entergy Texas, Inc.
7.125% due 02/01/2019	3,000	2,940

FirstEnergy Corp.
7.375% due 11/15/2031	4,800	3,921

Florida Power & Light Co.
5.850% due 05/01/2037	1,800	1,804
5.950% due 02/01/2038	2,300	2,337

Florida Power Corp.
5.650% due 06/15/2018	5,951	6,216
6.400% due 06/15/2038	3,000	3,150

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	410
7.875% due 12/15/2015	15,475	17,502

France Telecom S.A.
8.500% due 03/01/2031	4,900	6,204

Georgia Power Co.
5.950% due 02/01/2039	4,000	3,954

Indiana Michigan Power Co.
7.000% due 03/15/2019	2,000	1,957

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	154

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	134

Jersey Central Power & Light Co.
7.350% due 02/01/2019	2,100	2,150

Kentucky Power Co.
6.000% due 09/15/2017	200	184

Nevada Power Co.
6.500% due 05/15/2018	650	624

NGPL PipeCo. LLC
6.514% due 12/15/2012	16,037	15,337
7.119% due 12/15/2017	45,180	41,499
7.768% due 12/15/2037	3,000	2,626

NiSource Finance Corp.
7.875% due 11/15/2010	100	98

Ohio Edison Co.
5.450% due 05/01/2015	100	92

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	100	100

Ohio Power Co.
1.605% due 04/05/2010	5,200	5,080

Oncor Electric Delivery Co.
6.800% due 09/01/2018	20,300	19,943
7.000% due 09/01/2022	3,240	3,031
7.250% due 01/15/2033	3,000	2,782

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	507
6.050% due 03/01/2034	300	295
6.350% due 02/15/2038	6,900	6,961
8.250% due 10/15/2018	14,555	17,187

Pacificorp
5.500% due 01/15/2019	17,000	17,441
6.000% due 01/15/2039	20,295	20,148

PG&E Corp.
5.750% due 04/01/2014	27,400	27,646

Progress Energy, Inc.
1.544% due 01/15/2010	5,000	4,970

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.850% due 04/15/2012	$200	$208
7.100% due 03/01/2011	94	97

PSEG Power LLC
6.950% due 06/01/2012	2,100	2,151

Public Service Co. of Colorado
5.800% due 08/01/2018	7,800	8,226
6.500% due 08/01/2038	3,400	3,667

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	141

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	303

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	194

Qwest Corp.
4.570% due 06/15/2013	100	86

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	8	7

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	4,200	3,469

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Southern California Edison Co.
5.000% due 01/15/2014	200	210
5.500% due 08/15/2018	12,000	12,436
5.950% due 02/01/2038	5,900	5,874
6.050% due 03/15/2039	7,000	7,017

Sprint Capital Corp.
6.375% due 05/01/2009	2,000	2,000
8.375% due 03/15/2012	500	453

Telecom Italia Capital S.A.
1.752% due 07/18/2011	2,200	1,904
4.000% due 01/15/2010	200	197
5.250% due 11/15/2013	100	90
5.250% due 10/01/2015	5,000	4,222
6.999% due 06/04/2018	6,000	5,448
7.721% due 06/04/2038	7,500	6,262

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	103
6.221% due 07/03/2017	12,600	12,936
7.045% due 06/20/2036	10,000	10,323

TELUS Corp.
8.000% due 06/01/2011	30	31

Toledo Edison Co.
6.150% due 05/15/2037	200	141

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	25,510
6.350% due 04/01/2019	18,700	18,512
6.900% due 04/15/2038	1,000	972
8.750% due 11/01/2018	14,300	16,392
8.950% due 03/01/2039	6,000	6,925

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	205

Verizon New England, Inc.
6.500% due 09/15/2011	200	207

Verizon Wireless Capital LLC
5.550% due 02/01/2014	11,100	11,126

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	507
5.400% due 04/30/2018	1,700	1,705
5.950% due 09/15/2017	300	313
6.000% due 05/15/2037	1,000	963
6.350% due 11/30/2037	4,600	4,641
8.875% due 11/15/2038	18,000	22,106

Vodafone Group PLC
5.625% due 02/27/2017	11,000	10,921
6.150% due 02/27/2037	8,500	8,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 02/15/2010	$30	$31

		786,844

Total Corporate Bonds & Notes (Cost $3,020,636)		2,907,014

CONVERTIBLE BONDS & NOTES 0.1%

ERP Operating LP
3.850% due 08/15/2026	200	178

Transocean Ltd.
1.625% due 12/15/2037	5,000	4,618

Total Convertible Bonds & Notes (Cost $4,678)		4,796

MUNICIPAL BONDS & NOTES 0.9%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	1,050	828

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038 (b)	16,500	16,477

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	2,400	2,297

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	1,900	1,959

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	2,300	2,241

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,500	1,360

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	1,300	1,447

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	1,000	1,057
8.190% due 10/01/2031	2,300	2,510

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	2,600	2,501

Total Municipal Bonds & Notes (Cost $29,653)		32,677

U.S. GOVERNMENT AGENCIES 28.7%

Fannie Mae
5.500% due 12/01/2037 - 04/01/2039	666,000	691,287
6.000% due 04/01/2039 - 05/01/2039	350,200	365,104

Freddie Mac
5.500% due 04/01/2039	35,000	36,318

Total U.S. Government Agencies (Cost $1,084,877)		1,092,709

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	8,062	7,745
2.375% due 01/15/2025	18,928	19,720

Total U.S. Treasury Obligations (Cost $24,277)		27,465

148	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$110	$71

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		280	221

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		156	85

Merrill Lynch Mortgage Investors, Inc.
4.981% due 05/25/2033		91	86

Structured Adjustable Rate Mortgage Loan Trust
4.623% due 03/25/2034		93	66

Total Mortgage-Backed Securities (Cost $572)			529

ASSET-BACKED SECURITIES 0.8%

Chase Issuance Trust
2.820% due 09/15/2015		11,500	10,536

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		800	748
2.176% due 05/15/2012		2,000	1,880

MBNA Credit Card Master Note Trust
0.596% due 05/15/2013		500	472

SLM Student Loan Trust
2.659% due 04/25/2023		16,851	16,561

Total Asset-Backed Securities (Cost $31,287)			30,197

SOVEREIGN ISSUES 0.2%

Croatia Government International Bond
2.500% due 07/30/2010		10	10

Korea Development Bank
4.750% due 07/20/2009		300	299

Mexico Government International Bond
5.950% due 03/19/2019		7,900	7,742

South Africa Government International Bond
7.375% due 04/25/2012		90	93

Total Sovereign Issues (Cost $8,289)			8,144

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	1,212
4.375% due 04/26/2016		2,000	864
4.875% due 03/15/2067		1,700	192
8.000% due 05/22/2038		2,000	292

BAT International Finance PLC
3.625% due 06/29/2012		325	430

Bear Stearns Cos. LLC
1.806% due 09/26/2013		500	582

BNP Paribas
7.781% due 06/29/2049		7,000	5,301

Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 07/30/2049		4,600	1,681

CIT Group, Inc.
4.250% due 09/22/2011		8,000	6,643
5.000% due 05/13/2014		2,000	1,368

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,403	$621

Citigroup, Inc.
1.698% due 06/28/2013	EUR	300	273
2.239% due 02/09/2016		1,000	827

Credit Logement S.A.
4.604% due 03/29/2049		300	134

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	148

Fortis Bank S.A.
6.500% due 09/29/2049		9,000	4,185

General Electric Capital Corp.
5.500% due 09/15/2067		10,000	5,514
6.500% due 09/15/2067	GBP	500	309

Goldman Sachs Group, Inc.
2.465% due 01/30/2017	EUR	1,100	994

HSBC Capital Funding LP
8.030% due 12/29/2049		100	74

HSBC Holdings PLC
5.375% due 12/20/2012		60	79

Intesa Sanpaolo SpA
8.047% due 06/29/2049		6,200	4,283

JPMorgan Chase & Co.
6.125% due 05/30/2017	GBP	3,550	4,611

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	667

Morgan Stanley
2.148% due 11/29/2013	EUR	1,000	969
2.501% due 05/02/2014		2,000	1,896

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		400	282

RBS Capital Trust A
6.467% due 12/29/2049		325	177

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	41

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	997

SLM Corp.
1.850% due 12/15/2010		1,500	1,238
2.604% due 04/26/2011		1,279	969

Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049		350	257

Telefonica Europe BV
5.125% due 02/14/2013		325	446

Wachovia Corp.
2.201% due 08/01/2011		2,400	2,867

Total Foreign Currency-Denominated Issues (Cost $62,987)			51,423

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		15,100	82

Bank of America Corp.
7.250% due 12/31/2049		14,700	6,240

Citigroup, Inc.
6.500% due 12/31/2049 (a)		25,000	684

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	15,500	$7,424

Total Convertible Preferred Stocks (Cost $21,433)		14,430

PREFERRED STOCKS 0.0%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049	4,000	46

SLM Corp.
2.090% due 03/15/2017	21,400	173

Total Preferred Stocks (Cost $341)		219

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.5%

CERTIFICATES OF DEPOSIT 0.1%

Bank of Ireland
0.561% due 02/26/2010	$1,100	1,051

UBS AG
2.158% due 07/01/2010	3,900	3,899

		4,950

REPURCHASE AGREEMENTS 0.8%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	30,100	30,100
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $30,550. Repurchase proceeds are $30,100.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	1,628	1,628
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,664. Repurchase proceeds are $1,628.)

		31,728

U.S. TREASURY BILLS 0.6%
0.161% due 04/02/2009 - 06/11/2009 (c)(f)	21,320	21,318

Total Short-Term Instruments (Cost $58,028)		57,996

PURCHASED OPTIONS (j) 0.1%
(Cost $889)		3,538

Total Investments 129.3% (Cost $5,047,453)		$4,930,072

Written Options (k) (0.2%) (Premiums $5,267)		(6,866)

Other Assets and Liabilities (Net) (29.1%)		(1,109,800)

Net Assets 100.0%		$3,813,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.

See Accompanying Notes	Annual Report	March 31, 2009	149

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Investment Grade Corporate Bond Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $19,418 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $1,846 at a weighted average interest rate of 2.528%. On March 31, 2009, there were no open reverse repurchase agreements.
(h)	Cash of $6,223 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	874	$531
90-Day Euribor September Futures	Long	09/2010	685	164
90-Day Eurodollar December Futures	Long	12/2009	50	289
90-Day Eurodollar December Futures	Long	12/2010	545	240
90-Day Eurodollar June Futures	Long	06/2010	1,599	5,800
U.S. Treasury 2-Year Note June Futures	Long	06/2009	37	59
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	250	15
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2011	350	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	103	120
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,027	(51)

				$7,123

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000%	)	12/20/2018	2.828%	$1,600	$217	$0	$217
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%	3,000	(44)	0	(44)
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.000%	36,000	0	0	0
Bank of America Corp.	GSC	(2.100%	)	03/20/2014	3.953%	8,300	586	0	586
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	2.250%	4,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	10,000	(122)	0	(122)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	3,000	12	0	12
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.761%	5,000	35	0	35
CenturyTel, Inc.	JPM	(0.355%	)	06/20/2010	0.845%	100	1	0	1
Chesapeake Energy Corp.	CITI	(1.170%	)	12/20/2011	5.826%	200	22	0	22
Citigroup, Inc.	BCLY	(3.100%	)	03/20/2014	6.258%	3,600	413	0	413
Citigroup, Inc.	BNP	(2.830%	)	03/20/2014	6.258%	11,300	1,408	0	1,408
Citigroup, Inc.	GSC	(2.810%	)	03/20/2014	6.258%	15,000	1,880	0	1,880
Dominion Resources, Inc.	BOA	(0.780%	)	06/20/2018	0.670%	5,950	(54)	0	(54)
Ford Motor Co.	DUB	(5.000%	)	06/20/2013	48.833%	1,000	678	175	503
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	2.615%	200	10	0	10
GMAC LLC	DUB	(2.500%	)	09/20/2011	20.435%	300	94	0	94
Humana, Inc.	BOA	(1.440%	)	06/20/2018	3.790%	10,000	1,524	0	1,524
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	2,000	343	0	343
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	2,000	8	0	8
Merrill Lynch & Co., Inc.	BNP	(2.500%	)	03/20/2014	5.607%	1,600	185	0	185
Merrill Lynch & Co., Inc.	CITI	(2.650%	)	03/20/2014	5.607%	5,000	549	0	549
Merrill Lynch & Co., Inc.	HSBC	(2.650%	)	03/20/2014	5.607%	3,700	407	0	407
Merrill Lynch & Co., Inc.	RBS	(2.600%	)	03/20/2014	5.607%	5,000	559	0	559
Morgan Stanley	BCLY	(4.000%	)	03/20/2014	3.852%	2,600	(22)	0	(22)
New York Times Co.	CITI	(5.350%	)	12/20/2013	5.750%	3,000	39	0	39
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	2.750%	10,000	782	0	782
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	2,000	(10)	0	(10)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	6.618%	7,000	1,634	0	1,634
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	3,000	21	0	21
Time Warner, Inc.	JPM	(2.200%	)	06/20/2019	2.170%	5,000	(14)	0	(14)

							$11,141	$175	$10,966

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	JPM	1.100%	09/20/2010	1.121%	$300	$0	$0	$0
American Express Co.	JPM	2.750%	03/20/2014	6.308%	3,000	(386)	0	(386)
American International Group, Inc.	CITI	1.550%	03/20/2013	22.909%	1,000	(435)	0	(435)
American International Group, Inc.	DUB	0.890%	12/20/2012	23.398%	100	(44)	0	(44)
American International Group, Inc.	DUB	0.900%	12/20/2012	23.398%	300	(132)	0	(132)

150	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	JPM	0.350%	06/20/2010	33.149%	$50	$(15)	$0	$(15)
American International Group, Inc.	JPM	2.062%	03/20/2013	22.909%	1,000	(425)	0	(425)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	3.772%	5,000	(499)	0	(499)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	1.340%	20,000	272	0	272
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	25,000	613	0	613
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	15,000	321	0	321
Citigroup, Inc.	MSC	0.280%	09/20/2012	6.711%	700	(125)	0	(125)
Comcast Corp.	BCLY	1.610%	12/20/2013	1.580%	7,000	13	0	13
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.685%	100	0	0	0
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	14.992%	300	(59)	0	(59)
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	18.621%	100	(14)	0	(14)
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	14.390%	5,000	(1,294)	0	(1,294)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	4.651%	300	(31)	0	(31)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	7.906%	600	(123)	0	(123)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	7.440%	4,000	(397)	0	(397)
General Electric Capital Corp.	BNP	4.750%	12/20/2013	7.440%	1,500	(134)	0	(134)
General Electric Capital Corp.	BNP	3.900%	03/20/2014	7.360%	10,000	(1,197)	0	(1,197)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	7.632%	4,800	(62)	0	(62)
General Electric Capital Corp.	CITI	1.310%	03/20/2013	7.751%	1,000	(191)	0	(191)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	7.751%	2,425	(41)	0	(41)
General Electric Capital Corp.	CITI	4.200%	03/20/2014	7.360%	10,000	(1,091)	0	(1,091)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	7.906%	4,000	(771)	0	(771)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	2,000	(178)	0	(178)
General Electric Capital Corp.	GSC	5.700%	12/20/2013	7.440%	5,000	(283)	0	(283)
General Electric Capital Corp.	MLP	0.300%	06/20/2010	9.761%	200	(21)	0	(21)
GMAC LLC	CSFB	3.740%	09/20/2009	27.916%	200	(21)	0	(21)
GMAC LLC	DUB	1.500%	09/20/2009	27.916%	500	(58)	0	(58)
GMAC LLC	JPM	1.840%	06/20/2012	19.205%	500	(184)	0	(184)
International Game Technology	CSFB	0.350%	03/20/2010	1.650%	200	(2)	0	(2)
Kinder Morgan Energy Partners LP	BCLY	3.350%	12/20/2013	1.626%	4,000	303	0	303
Kinder Morgan Energy Partners LP	BCLY	4.100%	12/20/2013	1.626%	3,000	326	0	326
Kinder Morgan Energy Partners LP	MLP	4.300%	12/20/2013	1.626%	5,000	586	0	586
Lennar Corp.	MLP	8.000%	06/20/2012	5.758%	100	6	0	6
Liz Claiborne, Inc.	GSC	5.000%	06/20/2012	9.020%	100	(10)	(20)	10
MetLife, Inc.	DUB	2.073%	03/20/2013	8.943%	1,000	(197)	0	(197)
Mexico Government International Bond	DUB	2.300%	12/20/2009	2.497%	12,500	64	0	64
Mexico Government International Bond	DUB	2.400%	12/20/2009	2.497%	8,500	52	0	52
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	4,000	48	0	48
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	9,000	115	0	115
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	2.199%	8,000	524	0	524
Republic of Korea Government Bond	BCLY	3.350%	12/20/2009	3.438%	5,000	3	0	3
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	6,000	7	0	7
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	5,000	20	0	20
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	3.438%	2,000	6	0	6
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	3.438%	9,000	39	0	39
Rio Tinto Finance USA Ltd.	RBS	5.300%	12/20/2013	7.250%	5,000	(339)	0	(339)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	4,000	(1,477)	(690)	(787)
SLM Corp.	BCLY	5.000%	03/20/2014	24.944%	5,000	(1,853)	(525)	(1,328)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	10,000	(3,694)	(1,050)	(2,644)
SLM Corp.	DUB	5.000%	03/20/2010	42.889%	3,700	(983)	(139)	(844)
Transocean, Inc.	BCLY	2.900%	12/20/2013	1.583%	3,000	174	0	174
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	2.667%	500	(25)	0	(25)
Williams Cos., Inc.	DUB	3.770%	12/20/2013	2.286%	5,000	318	0	318

						$(12,981)	$(2,424)	$(10,557)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 5-Year Index	GSC	(0.600%	)	12/20/2012	$1,366	$96	$96	$0
CDX.IG-11 5-Year Index	DUB	(1.500%	)	12/20/2013	86,600	3,126	3,145	(19)

						$3,222	$3,241	$(19)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	$900	$(303)	$(152)	$(151)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Annual Report	March 31, 2009	151

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC	BRL	87,400	$584	$(33)	$617
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	1,411	0	1,411
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	2,464	(59)	2,523
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,100	58	36	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	106	(15)	121
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	22	(3)	25
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		400	13	(4)	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		164,100	8,182	3,569	4,613
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		400	20	14	6
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CSFB		5,200	418	413	5
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	61,000	436	512	(76)
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	1,682	5	1,677
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	314	6	308
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	203	(64)	267
Pay	6-Month AUD Bank Bill	6.000%	06/15/2014	DUB		25,700	1,192	99	1,093
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	507	(85)	592
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(23)	(23)	0
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	478	(94)	572
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	3,686	265	3,421
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(492)	0	(492)
Pay	6-Month EUR-LIBOR	4.250%	03/18/2019	HSBC		8,300	834	428	406
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	19	(10)	29
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		49,000	6,482	(105)	6,587
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		45,300	5,992	573	5,419
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	9	(4)	13
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(207)	(66)	(141)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	13	9	4
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	1,022	200	822
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	80	17	63

							$35,505	$5,581	$29,924

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$7,300	$73	$490
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	382
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	228
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	447
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	309
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	805
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	459

							$518	$3,120

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	200	$10	$16
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	25
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	8
Put - OTC EUR versus USD		1.372	06/03/2010		100	5	12
Call - OTC USD versus JPY	JPY	106.000	03/31/2010		$18,300	341	357

						$371	$418

152	PIMCO Funds	See Accompanying Notes

March 31, 2009

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	216	$158	$148
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	107	24	26
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	323	367	69
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	18	6	4

				$555	$247

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	12,900	$140	$212
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		12,900	136	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$46,000	377	74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		2,500	67	417
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		19,000	98	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		19,000	99	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		12,000	110	19
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		6,000	56	10
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		12,000	61	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		12,000	62	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		100,400	429	162
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,800	48	300
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009		45,000	945	2,616
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,100	30	183
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		2,400	72	373
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		21,000	19	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		21,000	107	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		91,900	844	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		3,500	84	320
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,900	107	650
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		2,500	73	388

								$3,964	$5,879

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC USD versus JPY	JPY	80.000	03/31/2010	$18,300	$325	$291

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$689	$331	$448
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	16,000	92	1

				$423	$449

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	40	$25,200	EUR	0	$639
Sales	5,842	545,589		25,800	8,136
Closing Buys	(3,960)	(58,800)		0	(2,380)
Expirations	(1,258)	(54,000)		0	(1,128)
Exercised	0	0		0	0

Balance at 03/31/2009	664	$457,989	EUR	25,800	$5,267

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$8,800	$8,980	$9,112

See Accompanying Notes	Annual Report	March 31, 2009	153

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	14,540	04/2009	$0	$(850)	$(850)
Buy		UBS	4,231	05/2009	0	(29)	(29)
Buy	BRL	HSBC	1,140	06/2009	9	0	9
Buy		RBC	1,931	06/2009	0	(195)	(195)
Sell		UBS	3,290	06/2009	0	(3)	(3)
Sell	CLP	CITI	27,495	05/2009	1	0	1
Buy		HSBC	27,495	05/2009	5	0	5
Buy		CITI	27,495	11/2009	0	(1)	(1)
Buy	CNY	BCLY	1,473	05/2009	3	0	3
Sell		HSBC	1,473	05/2009	0	(3)	(3)
Buy		BCLY	3,437	07/2009	0	(29)	(29)
Sell		BCLY	37,702	07/2009	0	(106)	(106)
Buy		DUB	8,959	07/2009	0	(76)	(76)
Buy		HSBC	9,794	07/2009	0	(66)	(66)
Buy		JPM	15,512	07/2009	0	(126)	(126)
Buy		CITI	689	09/2009	1	0	1
Sell		DUB	689	09/2009	0	(3)	(3)
Sell	EUR	BCLY	1,429	04/2009	0	(17)	(17)
Sell		BNP	442	04/2009	18	0	18
Sell		GSC	3,422	04/2009	0	(147)	(147)
Sell		HSBC	41,232	04/2009	0	(2,711)	(2,711)
Sell		RBS	3,808	04/2009	0	(10)	(10)
Buy	GBP	BCLY	490	04/2009	7	0	7
Sell		BCLY	392	04/2009	8	0	8
Sell		DUB	4,874	04/2009	68	(16)	52
Sell		GSC	2,895	04/2009	0	(115)	(115)
Sell		HSBC	177	04/2009	3	0	3
Sell		JPM	259	04/2009	6	0	6
Buy		MSC	259	04/2009	0	(3)	(3)
Sell		MSC	7,690	04/2009	90	0	90
Buy		RBS	392	04/2009	0	(8)	(8)
Sell		RBS	980	04/2009	0	(5)	(5)
Sell		UBS	322	04/2009	13	0	13
Buy	INR	BCLY	4,368	04/2009	0	(2)	(2)
Buy		BOA	3,049	04/2009	0	0	0
Sell		BOA	15,938	04/2009	8	0	8
Buy		CITI	2,500	04/2009	0	(1)	(1)
Buy		DUB	2,520	04/2009	0	0	0
Buy		HSBC	3,501	04/2009	0	(1)	(1)
Buy	JPY	BNP	276,892	05/2009	0	(48)	(48)
Buy		MSC	276,891	06/2009	0	(44)	(44)
Sell	MXN	BCLY	3,257	05/2009	0	(6)	(6)
Buy		CITI	3,257	05/2009	3	(8)	(5)
Sell		CITI	2,881	11/2009	0	(3)	(3)
Buy	MYR	BCLY	420	04/2009	0	(5)	(5)
Sell		BCLY	2,258	04/2009	3	0	3
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	703	04/2009	0	(7)	(7)
Buy		HSBC	784	04/2009	0	(5)	(5)
Buy		BCLY	2,903	08/2009	0	(23)	(23)
Sell		HSBC	2,903	08/2009	1	0	1
Buy	PHP	BCLY	603	05/2009	0	0	0
Buy		CITI	14,507	05/2009	1	(2)	(1)
Sell		DUB	19,474	05/2009	6	0	6
Buy		JPM	4,365	05/2009	0	0	0
Buy		CITI	38,693	08/2009	0	(11)	(11)
Sell		DUB	38,693	08/2009	9	0	9
Sell	PLN	BCLY	2,679	05/2009	110	0	110
Buy		DUB	2,167	05/2009	0	(143)	(143)
Buy		HSBC	1,463	05/2009	0	(226)	(226)
Sell		HSBC	475	05/2009	19	0	19
Sell		JPM	476	05/2009	19	0	19
Buy	RUB	BCLY	23,130	05/2009	0	(16)	(16)
Buy		HSBC	8,062	05/2009	0	(96)	(96)
Sell		HSBC	33,306	05/2009	83	0	83
Buy		JPM	8,301	05/2009	0	(65)	(65)
Sell		JPM	6,187	05/2009	6	0	6
Buy	SGD	CITI	277	04/2009	0	(8)	(8)
Buy		DUB	177	04/2009	0	(4)	(4)
Sell		DUB	2,092	04/2009	19	0	19
Buy		HSBC	73	04/2009	0	(2)	(2)
Buy		RBS	1,476	04/2009	0	(31)	(31)

154	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	UBS	89	04/2009	$0	$(2)	$(2)
Buy		CITI	250	07/2009	0	(6)	(6)
Sell		DUB	568	07/2009	6	0	6
Buy		HSBC	101	07/2009	0	(3)	(3)
Buy		JPM	218	07/2009	0	(2)	(2)
Buy	TWD	CITI	574	05/2009	0	0	0
Buy	ZAR	BCLY	153	05/2009	2	0	2
Sell		BCLY	153	05/2009	0	0	0
Buy		BCLY	153	11/2009	0	0	0

					$527	$(5,293)	$(4,766)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$712,562	$4,217,510	$0	$4,930,072
Short Sales, at value	0	(9,112)	0	(9,112)
Other Financial Instruments ++	7,123	18,531	0	25,654

Total	$719,685	$4,226,929	$0	$4,946,614

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$192	$(200)	$4	$0	$4	$0	$0
Other Financial Instruments ++	178	0	0	0	(178)	0	0

Total	$370	$(200)	$4	$0	$(174)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	155

Schedule of Investments  Low Duration Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 3.3%

Short-Term Floating NAV Portfolio	32,603,277	$326,196

Total PIMCO Funds (Cost $326,148)		326,196

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$47,280	25,502

Total Bank Loan Obligations (Cost $45,692)		25,502

CORPORATE BONDS & NOTES 35.0%

BANKING & FINANCE 25.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,946

American Express Bank FSB
0.581% due 04/26/2010	4,100	3,844
0.605% due 10/20/2009	23,800	23,015
5.500% due 04/16/2013	20,600	17,789

American Express Credit Corp.
0.593% due 11/09/2009	32,600	31,639

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	20,600	17,832

American International Group, Inc.
0.606% due 06/16/2009	1,000	901
1.252% due 10/18/2011	1,500	786
4.950% due 03/20/2012	4,700	2,300
5.050% due 10/01/2015	10,000	4,452
5.375% due 10/18/2011	4,600	2,394
5.450% due 05/18/2017	10,000	3,963
5.850% due 01/16/2018	33,700	13,217
8.250% due 08/15/2018	15,400	6,600

ANZ National International Ltd.
1.281% due 08/07/2009	5,700	5,697
6.200% due 07/19/2013	17,600	16,994

Bank of America Corp.
1.352% due 09/25/2009	43,500	43,142
1.356% due 11/06/2009	3,100	3,059
8.000% due 12/29/2049	219,600	88,055
8.125% due 12/29/2049	11,400	4,689

Bank of America N.A.
1.331% due 06/12/2009	12,000	11,988

Bank of New York Mellon Corp.
1.634% due 02/05/2010	63,300	62,353

Bear Stearns Cos. LLC
1.341% due 08/21/2009	8,800	8,771
1.366% due 05/18/2010	64,800	63,844
1.448% due 08/15/2011	800	740
1.486% due 07/19/2010	32,030	31,573
4.500% due 10/28/2010	12,000	11,884
6.400% due 10/02/2017	59,100	57,649
6.950% due 08/10/2012	74,890	76,338

Calabash Re Ltd.
9.720% due 01/08/2010	4,700	4,537
12.220% due 01/08/2010	4,500	4,406

Capital One Financial Corp.
1.572% due 09/10/2009	100,770	97,614

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	9,500	7,888

CIT Group, Inc.
1.358% due 08/17/2009	48,100	42,982
1.394% due 06/08/2009	2,050	1,983

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.481% due 02/13/2012	$14,400	$8,829

Citigroup Funding, Inc.
0.523% due 04/23/2009	76,520	76,341
1.226% due 06/26/2009	17,975	17,759

Citigroup, Inc.
1.262% due 12/28/2009	22,100	20,408
1.381% due 08/13/2010	150	131
1.396% due 05/18/2010	4,400	3,954
5.100% due 09/29/2011	1,500	1,365
5.125% due 02/14/2011	27,165	24,957
5.500% due 04/11/2013	48,200	42,399
8.400% due 04/29/2049	18,300	10,365

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	14,700	14,528
5.625% due 07/15/2009	100	99

Credit Agricole S.A.
1.256% due 05/28/2009	17,600	17,569
1.306% due 05/28/2010	24,400	23,874

Deutsche Bank Capital Funding Trust I
3.268% due 12/29/2049	3,100	788

DnB NOR Bank ASA
1.330% due 10/13/2009	18,900	18,674

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	2,142
7.250% due 10/25/2011	900	641
7.375% due 10/28/2009	13,000	11,661
7.375% due 02/01/2011	10,600	8,014
7.875% due 06/15/2010	1,700	1,405
8.625% due 11/01/2010	1,000	797

General Electric Capital Corp.
1.212% due 01/20/2010	35,200	34,145
1.361% due 03/12/2010	3,800	3,642
1.418% due 06/20/2014	10,000	7,459
1.472% due 10/06/2010	2,000	1,834
1.620% due 02/01/2011	16,300	14,771

GMAC LLC
6.000% due 12/15/2011	3,500	1,967

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	14,200	14,107
1.416% due 02/06/2012	20,000	17,299
1.455% due 07/23/2009	600	595
1.677% due 03/22/2016	15,000	10,223
5.300% due 02/14/2012	3,000	2,897

HSBC Bank USA N.A.
1.432% due 06/10/2009	9,200	9,148

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	13,721

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	220

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	11,321

ICICI Bank Ltd.
1.894% due 01/12/2010	32,200	28,991

ING Bank NV
3.900% due 03/19/2014	22,400	22,586

International Lease Finance Corp.
1.469% due 05/24/2010	8,950	6,404

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,600	1,526
1.276% due 06/26/2009	1,000	1,000

KeyBank N.A.
3.511% due 06/02/2010	42,400	40,886

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,363
2.911% due 08/21/2009 (a)	38,000	4,750
2.951% due 05/25/2010 (a)	1,400	175
3.052% due 11/10/2009 (a)	15,000	1,875

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$5,300	$662

Lloyds Banking Group PLC
5.920% due 09/29/2049	700	130

Longpoint Re Ltd.
6.570% due 05/08/2010	8,500	8,257

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	23,000	22,507
1.346% due 12/04/2009	21,000	20,174
1.359% due 07/25/2011	32,700	27,337
1.370% due 11/01/2011	6,000	4,909
1.454% due 02/05/2010	275	260
3.051% due 05/20/2009	110,400	109,791
6.050% due 08/15/2012	8,330	7,154

Metropolitan Life Global Funding I
5.125% due 04/10/2013	123,100	112,565

Morgan Stanley
1.184% due 01/15/2010	30,900	29,735
1.392% due 01/18/2011	400	361
3.338% due 05/14/2010	29,100	28,355

Mystic Re Ltd.
11.261% due 06/07/2011	6,400	6,075

National Australia Bank Ltd.
1.352% due 09/11/2009	23,500	23,501
1.691% due 02/08/2010	109,600	109,622

National City Corp.
1.490% due 06/16/2010	3,000	2,810

Osiris Capital PLC
3.944% due 01/15/2010	11,000	10,732

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	93,055

PNC Bank N.A.
1.620% due 02/01/2010	73,400	71,989

Pricoa Global Funding I
1.274% due 01/30/2012	18,300	13,620
1.428% due 09/27/2013	14,770	9,878

Principal Life Income Funding Trusts
1.398% due 11/15/2010	8,100	6,753

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	1,800	1,736

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	18,234

SLM Corp.
1.299% due 07/27/2009	20,200	19,464
1.319% due 07/26/2010	20,000	14,202

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	76,000

U.S. Bancorp
1.625% due 02/04/2010	37,820	37,893

Wachovia Corp.
1.311% due 12/01/2009	25,600	25,232
5.500% due 05/01/2013	70,000	64,624

Wells Fargo & Co.
1.454% due 01/12/2011	6,600	6,053
1.614% due 01/29/2010	70,100	68,611
7.980% due 02/28/2049	182,500	85,878

Westpac Banking Corp.
3.250% due 12/16/2011	65,800	67,038

		2,553,666

INDUSTRIALS 6.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	124,958

Anadarko Petroleum Corp.
1.720% due 09/15/2009	26,300	26,209

156	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$7,000	$7,192

Daimler Finance North America LLC
1.634% due 08/03/2009	23,000	22,830
7.750% due 01/18/2011	3,000	2,960

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	38,752

General Mills, Inc.
1.252% due 01/22/2010	17,700	17,396

International Business Machines Corp.
1.764% due 07/28/2011	72,500	71,488

PACCAR, Inc.
6.375% due 02/15/2012	42,800	44,381
6.875% due 02/15/2014	19,900	20,755

Roche Holdings, Inc.
3.249% due 02/25/2011	98,380	98,259
6.000% due 03/01/2019	87,100	89,882

Ryder System, Inc.
5.950% due 05/02/2011	10,380	9,982

Time Warner, Inc.
1.461% due 11/13/2009	17,400	17,078

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,432

		618,554

UTILITIES 3.3%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	49,994

AT&T Corp.
7.300% due 11/15/2011	47,000	50,537

AT&T, Inc.
1.334% due 02/05/2010	11,700	11,671

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,080

Public Service Electric & Gas Co.
2.206% due 03/12/2010	51,300	50,792

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	3,200	3,208

Telecom Italia Capital S.A.
1.752% due 07/18/2011	24,000	20,767

Telefonica Emisiones SAU
1.588% due 06/19/2009	33,000	32,885

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,926

Verizon Wireless Capital LLC
5.250% due 02/01/2012	88,480	89,725

		324,585

Total Corporate Bonds & Notes (Cost $3,953,701)		3,496,805

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	42,100	42,418

Total Municipal Bonds & Notes (Cost $42,147)		42,418

U.S. GOVERNMENT AGENCIES 54.9%

Fannie Mae
0.582% due 12/25/2036	9,372	8,386
0.722% due 10/27/2037	107,300	96,637
0.872% due 03/25/2044	752	707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.922% due 05/25/2031 - 06/25/2032	$2,698	$2,612
1.122% due 05/25/2030	601	594
1.162% due 04/25/2022	13	13
1.172% due 05/25/2030	601	596
1.750% due 03/23/2011	101,500	102,223
3.022% due 07/01/2042 - 07/01/2044	12,069	11,952
3.072% due 09/01/2041	19,296	19,062
3.222% due 10/01/2030 - 11/01/2039	1,740	1,724
3.679% due 07/01/2017	46	45
3.977% due 12/01/2033	501	499
4.000% due 05/01/2011 - 03/01/2035	1,684	1,673
4.046% due 01/01/2024	147	149
4.083% due 01/01/2021	29	29
4.191% due 11/01/2017	52	52
4.250% due 05/25/2033	8,211	8,416
4.295% due 11/01/2018	4	4
4.338% due 05/01/2035	3,350	3,420
4.372% due 01/01/2024	10	10
4.400% due 08/01/2017	6	6
4.405% due 07/01/2018	12	12
4.438% due 12/01/2017	23	24
4.464% due 03/01/2035	3,472	3,543
4.487% due 11/01/2034	2,031	2,073
4.498% due 11/01/2017	29	29
4.500% due 06/01/2011 - 08/01/2035	8,765	9,010
4.544% due 02/01/2028	10	10
4.596% due 01/01/2028	66	66
4.598% due 07/01/2035	10,498	10,751
4.618% due 08/01/2035	16,216	16,629
4.647% due 01/01/2035	14,285	14,592
4.649% due 07/01/2035	11,933	12,157
4.652% due 04/01/2034	1,265	1,290
4.679% due 10/01/2034	6,525	6,646
4.705% due 05/01/2035	8,393	8,601
4.759% due 03/01/2035	17,332	17,491
4.850% due 04/01/2024	218	220
4.899% due 07/25/2017	418	432
4.912% due 10/01/2035	6,905	7,011
4.940% due 09/01/2035	8,926	9,160
4.942% due 11/01/2027	69	70
4.955% due 06/01/2022	6	6
4.968% due 06/01/2035	1,623	1,668
4.997% due 12/01/2023	33	33
5.000% due 12/01/2013 - 04/01/2039	992,340	1,031,907
5.013% due 04/01/2018	702	717
5.047% due 06/01/2035	3,696	3,806
5.124% due 02/01/2028	281	285
5.361% due 09/01/2032	1,954	2,007
5.436% due 10/01/2024	177	179
5.500% due 05/01/2014 - 05/01/2039	373,590	388,650
5.500% due 02/01/2038 (h)	53,563	55,668
6.000% due 05/01/2016 - 05/01/2039	1,571,141	1,640,636
6.000% due 10/01/2037 - 10/01/2038 (g)	396,507	414,656
6.000% due 07/01/2038 (h)	23,054	24,110
6.106% due 07/01/2023	88	91
6.247% due 08/01/2029	693	693
6.250% due 02/01/2011	78,000	82,429
6.500% due 08/01/2028 - 12/25/2042	104,015	109,953
7.000% due 05/01/2012 - 01/01/2032	454	459
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,840	3,088
8.500% due 04/01/2025	133	146
8.800% due 01/25/2019	89	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 03/25/2021 - 01/01/2025	$306	$344
9.250% due 10/25/2018	5	6
9.500% due 03/25/2020 - 11/01/2025	677	745
10.000% due 03/01/2010 - 05/01/2022	14	15
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	6	6
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	10
13.000% due 07/01/2015	2	3
13.250% due 09/01/2011	1	2
15.750% due 12/01/2011	1	2
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,216	3,242

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	260,692	252,661
0.782% due 08/25/2031	3,684	2,962
0.786% due 02/15/2019	96,614	93,536
0.802% due 09/25/2031	6,051	5,523
0.856% due 05/15/2036	15,142	14,689
0.906% due 12/15/2030	11,486	11,359
0.956% due 06/15/2018	3,669	3,612
1.006% due 11/15/2030	11	11
1.512% due 10/15/2020	51	51
1.562% due 03/15/2021	27	27
3.222% due 07/25/2044	724	710
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
4.000% due 09/15/2015	118	119
4.000% due 01/15/2024 (b)	3,290	316
4.355% due 08/01/2035	15,130	15,332
4.375% due 11/01/2022	264	269
4.482% due 03/01/2035	4,665	4,703
4.483% due 08/15/2032	689	685
4.500% due 02/15/2015 - 06/01/2018	33,566	34,239
4.589% due 04/01/2035	11,420	11,586
4.637% due 04/01/2035	8,671	8,838
4.697% due 06/01/2035 (g)	80,359	81,147
4.711% due 08/01/2035 (g)	73,606	74,429
4.720% due 01/01/2024	94	95
4.727% due 03/01/2035	9,267	9,501
4.813% due 10/01/2027	28	28
4.841% due 06/01/2024	57	58
4.858% due 07/01/2035	789	805
4.875% due 06/13/2018	7,400	8,228
4.900% due 03/01/2035	1,708	1,747
4.929% due 07/01/2035	19,334	19,793
4.990% due 11/01/2023	10	10
4.995% due 04/01/2035	1,947	2,006
5.000% due 04/01/2013 - 07/15/2024	34,477	35,068
5.059% due 04/01/2035	3,983	4,108
5.065% due 07/01/2018	52	53
5.113% due 10/01/2023	121	122
5.129% due 12/01/2022	41	42
5.151% due 09/01/2023	20	20
5.343% due 02/01/2020	270	279
5.500% due 02/15/2014 - 04/01/2039	88,085	91,666
5.875% due 03/21/2011	58,000	60,941
6.000% due 03/01/2011 - 04/01/2039	30,141	31,605
6.500% due 03/15/2029 - 07/25/2043	53,515	56,591

See Accompanying Notes	Annual Report	March 31, 2009	157

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2030 - 04/01/2032	$65	$71
7.500% due 07/15/2030	522	558
8.000% due 01/01/2012 - 12/01/2024	304	325
8.500% due 06/01/2022 - 11/01/2025	773	848
9.000% due 12/15/2020 - 08/01/2022	264	278
9.500% due 08/01/2016 - 09/01/2021	85	93
10.000% due 03/01/2016 - 05/15/2020	38	42
10.750% due 10/01/2010	1	1
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
1.106% due 12/16/2025	133	130
4.125% due 10/20/2023 - 12/20/2027	2,826	2,842
4.625% due 08/20/2022 - 07/20/2030	3,734	3,759
5.000% due 01/20/2032 - 02/20/2032	4,060	4,129
5.375% due 04/20/2016 - 05/20/2030	5,915	6,034
5.500% due 03/20/2019 - 03/20/2031	208	214
6.000% due 01/15/2029 - 12/15/2038	166,135	173,857
6.500% due 09/15/2032 - 05/15/2034	45	47
6.500% due 04/15/2036 (h)	162,673	171,117
7.000% due 03/15/2011 - 10/15/2011	10	11
7.500% due 03/15/2022 - 09/15/2031	182	196
8.000% due 05/15/2016 - 06/20/2031	1,913	2,059
8.500% due 12/15/2021 - 05/15/2030	8	8
9.000% due 03/15/2017 - 11/15/2030	251	277
9.500% due 10/15/2016 - 06/15/2025	23	26
9.750% due 08/15/2017	19	21
10.000% due 10/15/2013 - 11/15/2020	5	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	3
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	4
16.000% due 02/15/2012	4	5

Vendee Mortgage Trust
6.500% due 05/15/2029	37,761	39,252

Total U.S. Government Agencies (Cost $5,396,780)		5,490,089

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	604	581
2.000% due 01/15/2016	95,072	98,370
2.500% due 07/15/2016	11,318	12,145

U.S. Treasury Bonds
3.500% due 02/15/2039	34,400	34,099

Total U.S. Treasury Obligations (Cost $137,324)		145,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Assets
0.732% due 10/25/2046	$33,444	$10,862

American Home Mortgage Investment Trust
4.290% due 10/25/2034	41,973	29,318
4.390% due 02/25/2045	12,149	6,751
4.440% due 02/25/2045	40,859	23,245

Banc of America Funding Corp.
4.110% due 05/25/2035	224,669	161,826

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	298	228
6.500% due 10/25/2031	5,313	5,130

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	13,090	8,906
4.550% due 08/25/2035	1,073	751
4.625% due 10/25/2035	51,284	31,102
4.750% due 10/25/2035	145,933	111,204
4.951% due 11/25/2030	94	82
5.008% due 01/25/2035	5,105	3,931
5.031% due 04/25/2033	8,160	6,891
5.320% due 02/25/2033	1,033	907
5.426% due 04/25/2033	21,568	18,692
5.435% due 01/25/2034	10,284	7,688
5.602% due 02/25/2033	1,603	1,386

Bear Stearns Alt-A Trust
5.217% due 03/25/2035	27,869	14,251
5.364% due 05/25/2035	28,356	15,323
5.491% due 09/25/2035	7,613	3,767

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,098
5.471% due 01/12/2045	4,200	3,145

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	17,788	15,619

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	15,404	9,754

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	5,018	3,972

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	9,200

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	12,540	4,082
0.802% due 02/25/2037	13,449	5,558

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	4,093	1,709
4.729% due 02/20/2035	25,843	18,270
4.785% due 11/25/2034	14,397	8,807
5.250% due 02/20/2036	25,621	12,675

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,143

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	2,385	1,810
4.938% due 12/15/2040	7,498	7,471
5.329% due 06/25/2032	62	50

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 03/25/2037	4,046	3,872

DLJ Acceptance Trust
11.000% due 08/01/2019	58	58

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	24	24

Drexel Burnham Lambert CMO Trust
1.247% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034	16,588	9,717

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	$6,707	$5,214

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	76	76

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	14,103	11,301
0.602% due 01/25/2047	15,139	12,962

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	373
5.444% due 03/10/2039	6,800	4,921

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	9,502	6,655
5.799% due 08/10/2045	13,400	9,192

GSR Mortgage Loan Trust
4.129% due 09/25/2035	8,941	6,110
4.541% due 09/25/2035	85,247	63,188
6.000% due 03/25/2032	873	819

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	12,230	6,690

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	5,020	3,431

Imperial Savings Association
6.503% due 02/25/2018	36	35

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	8,324	7,673
0.732% due 05/25/2046	6,284	2,248

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,358
5.819% due 06/15/2049	50,985	35,298
5.882% due 02/15/2051	4,400	3,126

JPMorgan Mortgage Trust
5.018% due 02/25/2035	20,785	16,515

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	9,887	9,919

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	2,906	2,157

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	15,185	9,676

MASTR Asset Securitization Trust
5.500% due 09/25/2033	23,497	21,606

Mellon Residential Funding Corp.
1.036% due 06/15/2030	18,362	15,304

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	5,423

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	13,000	7,213
4.485% due 02/25/2035	27,792	19,052
4.723% due 05/25/2033	10,073	7,982

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,295	1,383
4.250% due 10/25/2035	13,856	11,168

Morgan Stanley Capital I
0.617% due 10/15/2020	5,736	4,233
5.809% due 12/12/2049	18,825	13,162

Prime Mortgage Trust
0.922% due 02/25/2019	934	893
0.922% due 02/25/2034	5,791	4,692

Prudential-Bache CMO Trust
8.400% due 03/20/2021	122	124

Resecuritization Mortgage Trust
0.771% due 04/26/2021	31	31

158	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	$1,049	$1,016

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	17	15

Sears Mortgage Securities
12.000% due 02/25/2014	6	6

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	6,692	2,569
0.806% due 07/19/2035	6,246	2,924
1.216% due 09/19/2032	5,740	4,352
9.435% due 06/25/2029	528	573

Structured Asset Securities Corp.
5.111% due 07/25/2032	119	81
5.140% due 01/25/2032	151	127

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	15,363	13,196

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	27,198	18,789
0.646% due 09/15/2021	15,824	10,916
5.509% due 04/15/2047	6,200	3,912

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	5,957	2,459
0.832% due 01/25/2045	383	154
2.363% due 01/25/2047	9,467	3,476
2.443% due 12/25/2046	44,030	16,292
2.833% due 11/25/2042	2,100	1,279
3.033% due 06/25/2042	3,473	2,621
3.033% due 08/25/2042	2,868	1,938
3.705% due 02/27/2034	10,768	8,608
3.705% due 01/25/2047	6,525	2,547
3.742% due 03/25/2034	4,579	3,274
3.955% due 09/25/2046	15,351	5,933

Washington Mutual MSC Mortgage Pass- Through Certificates
5.610% due 02/25/2033	299	236
5.667% due 02/25/2033	81	66

Wells Fargo Mortgage-Backed Securities Trust
4.704% due 12/25/2033	5,957	5,008
4.950% due 03/25/2036	29,200	18,440
5.387% due 08/25/2035	6,408	5,364
5.593% due 07/25/2036	24,069	12,706

Total Mortgage-Backed Securities (Cost $1,522,836)		1,060,365

ASSET-BACKED SECURITIES 6.8%

Access Group, Inc.
2.459% due 10/27/2025	66,936	61,573

ACE Securities Corp.
0.572% due 12/25/2036	3,713	3,262

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	744	281

Argent Securities, Inc.
0.572% due 09/25/2036	120	118

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1,075	1,042
0.582% due 01/25/2037	5,441	4,629

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	1,122	1,004
1.076% due 06/15/2031	7	5

BA Credit Card Trust
1.136% due 04/15/2013	14,900	14,246

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	2,902	2,123
0.602% due 10/25/2036	4,023	3,469
0.972% due 03/25/2043	3,001	2,797
1.522% due 10/25/2037	30,349	19,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	$9,962	$9,173
0.622% due 06/25/2037	1,297	968
0.842% due 10/25/2035	12,800	11,072

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	1,004	825

Chase Issuance Trust
0.546% due 07/15/2011	1,300	1,297
0.596% due 02/15/2013	850	806
1.206% due 11/15/2011	4,100	4,049

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	692	451

Citibank Credit Card Issuance Trust
1.436% due 05/18/2011	85,700	85,493

Citigroup Mortgage Loan Trust, Inc.
0.622% due 10/25/2036	11,305	10,009

Community Program Loan Trust
4.500% due 10/01/2018	3,351	3,370

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	6,108	5,536
0.572% due 12/25/2046	996	977
0.572% due 03/25/2047	3,026	2,912

Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	1,307	1,224

Daimler Chrysler Auto Trust
1.383% due 10/08/2010	21,643	21,537
4.980% due 02/08/2011	7,567	7,602

Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	10,149	5,536

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	17,402	15,512
0.572% due 12/25/2036	472	461
0.582% due 06/25/2036	574	564

Ford Credit Auto Owner Trust
0.566% due 04/15/2010	37	37
0.886% due 06/15/2010	467	465
1.156% due 07/15/2010	15,683	15,592
1.456% due 01/15/2011	79,481	78,749
1.976% due 06/15/2012	57,600	53,855
2.176% due 05/15/2012	13,500	12,690
4.360% due 06/15/2010	1,405	1,407

Fremont Home Loan Trust
0.582% due 01/25/2037	6,756	5,750
0.592% due 02/25/2037	744	730
0.622% due 05/25/2036	1,803	1,749

GSAMP Trust
0.562% due 10/25/2046	3,669	3,357
0.592% due 09/25/2036	1,668	1,564
0.592% due 12/25/2036	11,404	8,302

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	3,046	2,109
0.835% due 01/20/2034	15,856	10,464
0.895% due 09/20/2033	7,531	5,586

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	806	503
0.572% due 12/25/2036	4,940	2,867

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	3,446	3,256

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	1,631	1,497
0.572% due 07/25/2036	1,992	1,840
0.572% due 08/25/2036	2,141	1,929

Lehman XS Trust
0.592% due 05/25/2046	852	832

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		$3,218	$2,962
0.582% due 10/25/2036		1,499	1,436
0.802% due 10/25/2034		589	241

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036		2,653	2,538

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		3,089	2,824
0.562% due 01/25/2037		7,403	6,444
0.572% due 10/25/2036		2,346	2,050

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		1,000	913

Option One Mortgage Loan Trust
0.572% due 01/25/2037		5,748	5,393

Renaissance Home Equity Loan Trust
1.222% due 08/25/2032		40	20

Residential Asset Securities Corp.
0.592% due 11/25/2036		6,077	5,861
0.982% due 06/25/2031		3	2

Saxon Asset Securities Trust
0.582% due 10/25/2046		1,524	1,464

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		1,695	1,486
0.582% due 12/25/2036		8,963	7,421
0.652% due 05/25/2037		2,639	1,741

SLM Student Loan Trust
1.199% due 01/25/2019		7,000	6,924
1.249% due 10/25/2016		1,016	1,015
1.409% due 07/25/2013		11,795	11,750
1.459% due 01/25/2015		5,773	5,700
1.659% due 10/25/2017		47,700	44,374
1.839% due 07/25/2013		32,214	32,049

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		4,672	3,813

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		1,014	973
0.582% due 01/25/2038		5,727	4,819

Structured Asset Securities Corp.
0.572% due 10/25/2036		7,640	6,690
0.812% due 01/25/2033		754	382
4.930% due 01/25/2035		828	776

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		1,532	1,494

WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030		206	183

Total Asset-Backed Securities (Cost $745,468)			682,401

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
1.645% due 10/04/2011		1,000	1,003
8.125% due 01/21/2014		105,700	109,410

Korea Development Bank
1.531% due 11/22/2012		2,200	1,994

Total Sovereign Issues (Cost $108,518)			112,407

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,275

KeyCorp
2.088% due 11/22/2010	EUR	7,085	8,278

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,153

See Accompanying Notes	Annual Report	March 31, 2009	159

Schedule of Investments  Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.165% due 03/01/2013	EUR	25,300	$25,764

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,377

SLM Corp.
2.604% due 04/26/2011	EUR	5,000	3,787

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,364

Total Foreign Currency- Denominated Issues (Cost $101,423)			87,998

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049		63,000	26,743

Wells Fargo & Co.
7.500% due 12/31/2049		29,900	14,322

Total Convertible Preferred Stocks (Cost $81,549)			41,065

PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049		10,254	102,700

Total Preferred Stocks (Cost $108,094)			102,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
1.134% due 01/15/2010	$100	$96

COMMERCIAL PAPER 0.1%

Freddie Mac
0.200% due 04/20/2009	6,500	6,499

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	22,000	22,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $22,401. Repurchase proceeds are $22,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $10,204. Repurchase proceeds are $10,000.)

		32,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.765% due 04/29/2009 - 05/15/2009 (c)(f)	$5,150	$5,150

U.S. TREASURY BILLS 1.4%
0.113% due 04/02/2009 - 06/11/2009 (c)(f)	138,865	138,856

Total Short-Term Instruments (Cost $182,604)		182,601

PURCHASED OPTIONS (j) 0.4%
(Cost $9,382)		35,033

Total Investments 118.3% (Cost $12,761,666)		$11,830,775

Written Options (k) (0.0%) (Premiums $5,954)		(585)

Other Assets and Liabilities (Net) (18.3%)		(1,828,820)

Net Assets 100.0%		$10,001,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Low Duration Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $135,151 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,864 at a weighted average interest rate of 2.163%. On March 31, 2009, securities valued at $348,543 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,653 and cash of $18,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	340	$4,636
90-Day Eurodollar December Futures	Long	12/2009	2,074	9,087
90-Day Eurodollar June Futures	Long	06/2009	5,501	27,059
90-Day Eurodollar March Futures	Long	03/2010	1,209	6,029
90-Day Eurodollar September Futures	Long	09/2009	3,505	18,212
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,477
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	26,906

				$93,406

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$15,700	$(6,656)	$0	$(6,656)
American International Group, Inc.	DUB	1.400%	06/20/2013	22.388%	16,200	(7,191)	0	(7,191)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	20,200	(8,975)	0	(8,975)
American International Group, Inc.	GSC	1.800%	06/20/2013	22.388%	2,000	(871)	0	(871)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	20,300	(9,028)	0	(9,028)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	20,000	(2,103)	0	(2,103)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	43,300	(7)	0	(7)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	1,300	(261)	0	(261)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	2,200	(451)	0	(451)

160	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	$4,500	$(1,126)	$0	$(1,126)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	13.959%	7,500	(1,868)	0	(1,868)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	13.959%	10,000	(2,478)	0	(2,478)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	1,000	(202)	0	(202)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	400	(11)	0	(11)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	2,000	(411)	0	(411)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	9.275%	6,300	(902)	0	(902)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	2,000	(385)	0	(385)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	6,300	(510)	0	(510)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	2,800	(225)	0	(225)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	1,800	(144)	0	(144)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	16,600	(1,903)	0	(1,903)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	10,200	(1,057)	0	(1,057)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	9.036%	32,700	(5,017)	0	(5,017)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	1,900	(242)	0	(242)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	8,000	(112)	0	(112)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	10.026%	16,700	(1,328)	0	(1,328)
General Motors Corp.	BCLY	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	600	(489)	0	(489)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	3,300	(2,697)	0	(2,697)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	1,800	(1,469)	0	(1,469)
General Motors Corp.	GSC	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	700	(572)	0	(572)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	800	(653)	0	(653)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	1,100	(867)	0	(867)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	2,000	(681)	0	(681)
GMAC LLC	CITI	3.720%	09/20/2012	18.913%	2,800	(949)	0	(949)
GMAC LLC	DUB	3.200%	09/20/2012	18.913%	5,500	(1,929)	0	(1,929)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	4,300	(1,508)	0	(1,508)
GMAC LLC	JPM	3.250%	09/20/2012	18.913%	7,500	(2,622)	0	(2,622)
GMAC LLC	JPM	3.370%	09/20/2012	18.913%	10,000	(3,468)	0	(3,468)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	13,000	(4,420)	0	(4,420)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	2,000	(676)	0	(676)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	8,300	(2,599)	0	(2,599)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,200	(352)	(450)	98
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	43,300	(332)	0	(332)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	6,000	(46)	0	(46)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	4,900	(551)	0	(551)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	38,400	(6,431)	0	(6,431)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,000	12	0	12
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	500	(35)	0	(35)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	6,000	(7)	0	(7)
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	43,300	(429)	0	(429)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	6,200	(2,260)	0	(2,260)
SLM Corp.	BOA	4.600%	03/20/2010	42.889%	100	(26)	(20)	(6)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	100	(39)	(30)	(9)
SLM Corp.	BOA	4.930%	03/20/2013	27.118%	100	(36)	(27)	(9)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	200	(73)	(54)	(19)
SLM Corp.	BOA	5.000%	12/20/2013	25.406%	100	(37)	(28)	(9)
SLM Corp.	BOA	5.000%	03/20/2014	24.944%	100	(37)	(29)	(8)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	2,900	(229)	0	(229)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	4,300	(153)	0	(153)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	43,300	(6,386)	0	(6,386)

						$(112,282)	$(638)	$(111,644)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$(1,132)	$0	$(1,132)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	2,800	(1,111)	0	(1,111)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	5,500	(2,225)	0	(2,225)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	1,900	(768)	0	(768)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	3,900	(1,554)	0	(1,554)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	1,700	(675)	0	(675)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	3,000	(1,195)	0	(1,195)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	4,700	(1,865)	0	(1,865)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,841	(4,675)	0	(4,675)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,778	(1,083)	0	(1,083)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,143	(1,240)	0	(1,240)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	4	0	4

See Accompanying Notes	Annual Report	March 31, 2009	161

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	$39,183	$20	$0	$20
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	(58)	0	(58)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	(122)	0	(122)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	(69)	0	(69)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	(126)	0	(126)

					$(19,300)	$0	$(19,300)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,108	$1	$1,107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	485	0	485
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	526	10	516
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	142	0	142
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	140	0	140
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	159	0	159
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	36	1	35
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	(50)	0	(50)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(10)	0	(10)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	224	(45)	269
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	227	(36)	263
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	268	29	239
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	278	17	261
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	879	(32)	911
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	14,298	(391)	14,689
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	3,150	(305)	3,455
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	4,341	(368)	4,709
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,204	0	5,204
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,671	1,769	2,902
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,360	(1,604)	6,964
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		213,100	7,003	(545)	7,548
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		900	45	33	12
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		18,600	928	679	249
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		14,800	738	466	272
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		16,100	802	368	434
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,000	(2,068)	90	(2,158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		77,600	(21,154)	(346)	(20,808)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,400	127	(290)	417
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		9,700	(3,351)	347	(3,698)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		7,300	(2,522)	112	(2,634)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		18,400	(6,357)	376	(6,733)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		5,400	(1,866)	74	(1,940)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	125,900	900	1,018	(118)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	8,800	107	(208)	315
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	890	(180)	1,070
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,925	(27)	1,952

							$17,701	$1,033	$16,668

162	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$131,000	$1,401	$4,934
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,397
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,322
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	8,158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	11,432
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,790

							$9,382	$35,033

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	777	$243	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	28,000	$311	$12
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		15,000	158	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		11,000	118	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		39,500	451	16
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		19,000	200	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$57,700	116	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		57,700	300	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	195	43
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	112	30
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		30,500	90	12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		24,000	94	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,500	357	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,500	247	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		53,500	505	86
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		10,000	94	16
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	109	30
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		105,500	475	7
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		105,500	479	6
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		13,000	93	21
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		49,500	234	55
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,500	265	44
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		13,500	58	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		25,000	178	40
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		129,000	472	49

								$5,711	$507

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$572,100	EUR	0	$10,094
Sales	12,882	1,367,700		157,500	23,601
Closing Buys	(739)	(957,400)		(45,000)	(20,840)
Expirations	(11,366)	(70,500)		0	(6,901)
Exercised	0	0		0	0

Balance at 03/31/2009	777	$911,900	EUR	112,500	$ 5,954

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2024	$44,800	$46,424	$46,697

See Accompanying Notes	Annual Report	March 31, 2009	163

Schedule of Investments  Low Duration Fund  (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(20)	$(20)
Sell		BCLY	3,819	04/2009	0	(9)	(9)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Sell		HSBC	3,832	04/2009	0	(8)	(8)
Buy	AUD	UBS	11,746	05/2009	0	(82)	(82)
Buy	BRL	HSBC	12,212	04/2009	0	(157)	(157)
Sell		HSBC	17,162	04/2009	253	0	253
Buy		JPM	10,670	04/2009	0	(138)	(138)
Sell		JPM	5,720	04/2009	82	0	82
Buy		BCLY	898	06/2009	13	0	13
Sell		BCLY	6,413	06/2009	0	(54)	(54)
Buy		HSBC	18,991	06/2009	18	(247)	(229)
Sell		HSBC	16,767	06/2009	9	(20)	(11)
Buy		JPM	5,721	06/2009	0	(80)	(80)
Sell		JPM	1,857	06/2009	0	(34)	(34)
Buy		MLP	1,864	06/2009	14	0	14
Sell		MLP	1,864	06/2009	0	(35)	(35)
Buy		RBC	11,952	06/2009	0	(1,206)	(1,206)
Buy		RBS	12,309	06/2009	99	0	99
Sell		RBS	12,309	06/2009	0	(109)	(109)
Buy	CAD	JPM	5,688	04/2009	0	(120)	(120)
Buy	CLP	DUB	2,743,870	05/2009	480	0	480
Sell		HSBC	2,743,870	05/2009	0	(439)	(439)
Buy	CNY	BCLY	89,648	07/2009	0	(719)	(719)
Sell		BCLY	49,683	07/2009	0	(328)	(328)
Sell		CITI	132,306	07/2009	0	(516)	(516)
Buy		DUB	284,104	07/2009	0	(2,297)	(2,297)
Sell		DUB	229,955	07/2009	0	(878)	(878)
Buy		HSBC	90,750	07/2009	0	(632)	(632)
Sell		HSBC	90,819	07/2009	0	(345)	(345)
Buy		JPM	88,551	07/2009	0	(770)	(770)
Sell		JPM	50,288	07/2009	0	(332)	(332)
Buy		BCLY	27,585	09/2009	57	0	57
Sell		BCLY	55,781	09/2009	0	(209)	(209)
Buy		CITI	17,769	09/2009	45	0	45
Sell		CITI	53,796	09/2009	0	(189)	(189)
Buy		DUB	80,518	09/2009	186	0	186
Buy		HSBC	35,917	09/2009	86	0	86
Sell		HSBC	21,275	09/2009	0	(84)	(84)
Buy		JPM	14,634	09/2009	26	0	26
Sell		JPM	45,571	09/2009	0	(178)	(178)
Buy		BCLY	15,782	03/2010	0	(20)	(20)
Buy		HSBC	15,819	03/2010	0	(14)	(14)
Buy		JPM	96,305	03/2010	0	(99)	(99)
Buy	EUR	BCLY	1,797	04/2009	0	(47)	(47)
Sell		HSBC	33,802	04/2009	0	(2,222)	(2,222)
Buy	GBP	CITI	5,593	04/2009	0	(215)	(215)
Buy		DUB	7,850	04/2009	0	(153)	(153)
Sell		DUB	26,952	04/2009	399	0	399
Buy		GSC	3,927	04/2009	0	(75)	(75)
Buy		MSC	6,731	04/2009	0	(234)	(234)
Sell		MSC	45,108	04/2009	528	0	528
Buy		UBS	9,400	04/2009	0	(381)	(381)
Buy	INR	BCLY	279,767	04/2009	5	(99)	(94)
Sell		BCLY	201,170	04/2009	0	(146)	(146)
Buy		BOA	186,509	04/2009	5	0	5
Buy		CITI	157,500	04/2009	0	(47)	(47)
Buy		DUB	158,256	04/2009	0	(22)	(22)
Sell		DUB	174,057	04/2009	0	(108)	(108)
Buy		HSBC	234,578	04/2009	0	(68)	(68)
Sell		JPM	641,383	04/2009	0	(399)	(399)
Sell	JPY	BNP	622,908	05/2009	108	0	108
Buy		RBS	953,717	05/2009	0	(42)	(42)
Sell		MSC	622,907	06/2009	99	0	99
Buy	KWD	HSBC	577	04/2009	0	(231)	(231)
Sell		HSBC	577	04/2009	59	0	59
Buy	MYR	BCLY	5,352	04/2009	0	(62)	(62)
Sell		BCLY	8,983	04/2009	0	(9)	(9)
Buy		BOA	4,555	04/2009	0	(51)	(51)
Buy		CITI	9,142	04/2009	0	(93)	(93)
Sell		CITI	4,395	04/2009	0	(6)	(6)
Buy		HSBC	10,517	04/2009	0	(66)	(66)

164	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	JPM	16,187	04/2009	$0	$(35)	$(35)
Buy	PHP	BCLY	7,731	05/2009	2	0	2
Buy		CITI	190,519	05/2009	11	(21)	(10)
Sell		DUB	255,480	05/2009	0	(404)	(404)
Buy		JPM	57,230	05/2009	1	0	1
Buy	RUB	JPM	388,164	05/2009	0	(4,779)	(4,779)
Sell		UBS	388,164	05/2009	4,669	0	4,669
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Sell		HSBC	3,923	04/2009	0	(8)	(8)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Sell		JPM	3,915	04/2009	0	(7)	(7)
Sell	SGD	BCLY	15,531	04/2009	59	(1)	58
Buy		CITI	22,931	04/2009	0	(638)	(638)
Sell		CITI	10,514	04/2009	20	0	20
Buy		DUB	15,345	04/2009	0	(324)	(324)
Buy		HSBC	7,255	04/2009	0	(191)	(191)
Sell		HSBC	24,403	04/2009	32	(6)	26
Sell		JPM	10,459	04/2009	20	(1)	19
Buy		RBS	8,807	04/2009	0	(203)	(203)
Buy		UBS	6,568	04/2009	0	(123)	(123)
Buy		HSBC	7,854	07/2009	0	(271)	(271)
Sell		HSBC	7,854	07/2009	5	(2)	3

					$7,390	$(22,206)	$(14,816)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$367,261	$11,447,043	$16,471	$11,830,775
Short Sales, at value	0	(46,697)	0	(46,697)
Other Financial Instruments ++	93,406	(131,463)	1,786	(36,271)

Total	$460,667	$11,268,883	$18,257	$11,747,807

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$133,258	$(2,230)	$583	$8	$(12,578)	$(102,570)	$16,471
Other Financial Instruments ++	(3,360)	0	0	0	(958)	6,104	1,786

Total	$129,898	$(2,230)	$583	$8	$(13,536)	$(96,466)	$18,257

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	165

Schedule of Investments  Mortgage-Backed Securities Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 1.9%

Short-Term Floating NAV Portfolio	1,800,582	$18,015

Total PIMCO Funds (Cost $18,015)		18,015

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.9%

American International Group, Inc.
1.252% due 10/18/2011	$500	262
4.250% due 05/15/2013	800	324
5.050% due 10/01/2015	1,800	801
5.450% due 05/18/2017	1,100	436
8.250% due 08/15/2018	7,400	3,172

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,018	993

Citigroup, Inc.
1.445% due 03/16/2012	5,000	3,724

General Electric Capital Corp.
1.339% due 07/27/2012	5,000	4,105
1.428% due 05/11/2016	2,000	1,307

Merrill Lynch & Co., Inc.
1.370% due 11/01/2011	5,495	4,496

Morgan Stanley
3.338% due 05/14/2010	5,000	4,872

Roche Holdings, Inc.
3.249% due 02/25/2011	9,000	8,989

SLM Corp.
8.450% due 06/15/2018	7,800	4,219

Total Corporate Bonds & Notes (Cost $43,374)		37,700

U.S. GOVERNMENT AGENCIES 170.8%

Fannie Mae
0.000% due 07/25/2022 (a)	40	36
0.582% due 12/25/2036	12,497	11,174
0.642% due 03/25/2034	1,268	1,131
0.672% due 08/25/2034 - 10/25/2035	10,095	9,817
0.722% due 10/27/2037	36,200	32,603
0.762% due 06/25/2033	190	146
0.782% due 06/25/2032	496	421
0.822% due 03/25/2018	1,031	1,015
0.862% due 11/25/2032	414	342
0.872% due 11/25/2032	96	94
0.956% due 04/18/2028	6	6
0.972% due 05/25/2023	1,102	1,075
1.022% due 03/25/2017 - 07/25/2034	3,853	3,782
1.032% due 10/25/2031	580	575
1.212% due 02/25/2024	801	788
1.522% due 04/25/2032	822	811
1.531% due 05/01/2033	510	516
1.562% due 04/25/2023	3	3
3.022% due 08/01/2042 - 10/01/2044	5,522	5,434
3.487% due 08/01/2027	915	921
3.800% due 11/01/2035	668	684
4.000% due 08/01/2018 - 05/01/2024	30,766	31,238
4.121% due 12/01/2034	778	782
4.145% due 04/01/2033	597	601
4.208% due 03/01/2032	198	200
4.292% due 02/01/2035	251	256
4.303% due 09/01/2034	1,019	1,036
4.375% due 02/01/2035	308	314
4.472% due 02/01/2035	134	136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 04/01/2013 - 04/01/2024	$30,906	$31,839
4.552% due 05/01/2035	650	664
4.561% due 02/01/2035	204	208
4.572% due 12/01/2034	258	264
4.643% due 07/01/2035	193	194
4.654% due 05/25/2035	801	824
4.697% due 03/01/2035	139	141
4.737% due 12/01/2034	36	36
4.747% due 01/01/2035	152	157
4.752% due 03/01/2035	168	171
4.764% due 01/01/2035	180	184
4.768% due 01/01/2035	246	251
4.790% due 02/01/2035 - 10/01/2035	224	229
4.806% due 11/01/2034	112	115
4.807% due 10/01/2035	415	425
4.828% due 01/01/2035	720	730
4.853% due 01/01/2035	254	255
4.875% due 03/01/2027	99	100
4.878% due 07/01/2035	190	190
4.903% due 02/01/2035	390	398
4.919% due 07/01/2035	446	458
4.944% due 04/01/2035	1,626	1,666
4.970% due 10/01/2028	13	13
5.000% due 10/01/2012 - 04/01/2039	62,639	64,790
5.000% due 05/01/2034 - 06/01/2035 (f)	140,008	144,790
5.002% due 12/01/2035	1,677	1,721
5.047% due 08/01/2036	2,916	2,976
5.082% due 09/01/2035	1,212	1,247
5.107% due 02/01/2036	902	930
5.122% due 05/01/2035	150	153
5.178% due 05/01/2035	956	980
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	3	3
5.347% due 11/01/2035	748	774
5.350% due 11/01/2035	779	806
5.500% due 04/01/2011 - 04/01/2039	74,053	76,960
5.500% due 11/01/2032 - 01/01/2039 (f)	327,029	340,027
5.630% due 10/01/2032	286	291
5.990% due 08/01/2017	1,100	1,125
6.000% due 07/01/2017 - 04/01/2039	27,736	29,027
6.000% due 02/01/2035 - 09/01/2038 (f)	114,277	119,544
6.147% due 05/01/2023	24	24
6.229% due 10/01/2036	3,093	3,221
6.500% due 06/01/2021 - 04/01/2039	16,957	17,889
6.500% due 09/01/2033 - 07/01/2038 (f)	45,708	48,206
7.000% due 09/25/2023	3	3
7.446% due 06/01/2030	33	34
7.500% due 10/01/2028 - 09/01/2034	838	907
7.500% due 11/01/2029 - 09/01/2035 (f)	5,234	5,743
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	37	39

Federal Housing Administration
7.430% due 06/01/2019	209	210

Freddie Mac
0.706% due 08/15/2019	2,577	2,498
0.786% due 02/15/2019	6,180	5,983
0.856% due 04/15/2017	237	235
0.956% due 06/15/2032 - 12/15/2032	992	964
1.006% due 12/15/2031	406	399
1.056% due 09/15/2030	42	42
1.462% due 02/15/2021	607	603
3.022% due 10/25/2044	2,834	2,762

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.023% due 02/25/2045	$693	$595
3.500% due 12/15/2022	1	1
4.041% due 01/01/2034	70	71
4.247% due 02/01/2035	115	118
4.332% due 11/01/2031	82	82
4.367% due 02/01/2035	47	48
4.381% due 01/01/2035	199	203
4.405% due 02/01/2018	58	59
4.424% due 04/01/2035	318	321
4.485% due 03/01/2034	1,477	1,497
4.500% due 04/01/2020 - 03/15/2021	27	28
4.597% due 01/01/2035	668	683
4.629% due 02/01/2035	41	41
4.634% due 03/01/2035	76	77
4.735% due 03/01/2035	504	517
4.749% due 04/01/2035	380	385
4.905% due 09/01/2035	755	773
4.909% due 05/01/2032	52	51
5.000% due 04/01/2039	60,000	61,866
5.000% due 01/01/2037 - 07/01/2038 (f)	2,844	2,936
5.110% due 05/01/2035	520	535
5.245% due 02/01/2028	177	180
5.256% due 08/01/2036	155	160
5.294% due 06/01/2035	145	149
5.335% due 09/01/2035	4,498	4,642
5.353% due 06/01/2037	263	271
5.383% due 10/01/2036	1,562	1,610
5.500% due 12/01/2017 - 04/01/2039	163,721	169,921
5.500% due 06/01/2036 - 02/01/2038 (f)	2,393	2,488
6.000% due 11/01/2036 - 03/01/2038 (f)	12,579	13,168
6.000% due 12/01/2036 - 04/01/2039	30,989	32,406
6.136% due 08/01/2025	8	8
6.204% due 07/01/2030	20	20
6.363% due 11/01/2028	7	7
6.500% due 12/15/2023 - 05/15/2028	1,814	1,936
7.500% due 03/01/2038 (f)	4,443	4,709
8.000% due 06/15/2026	20	21

Ginnie Mae
0.756% due 02/16/2032 - 07/16/2032	445	433
0.806% due 08/16/2032	1,810	1,763
0.956% due 06/16/2027	49	49
1.106% due 04/16/2032	343	336
4.125% due 12/20/2021 - 11/20/2023	21	22
4.500% due 08/20/2033 - 05/01/2039	27,046	27,598
4.625% due 07/20/2022 - 08/20/2026	45	46
5.375% due 02/20/2017 - 03/20/2027	32	33
5.500% due 03/20/2016 - 05/01/2039	37,500	39,086
6.000% due 02/15/2032 - 04/01/2039	248,427	259,954
6.500% due 07/15/2024 - 10/15/2038	10,119	10,626
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,628,427)		1,663,947

MORTGAGE-BACKED SECURITIES 15.2%

American Home Mortgage Assets
0.752% due 09/25/2046	272	56
0.812% due 08/25/2037	2,000	70
2.553% due 11/25/2046	766	227

166	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Investment Trust
0.762% due 05/25/2047	$403	$79

Banc of America Funding Corp.
0.835% due 05/20/2035	211	87
6.106% due 01/20/2047	1,721	811

Banc of America Structural Security Trust
1.064% due 10/11/2033	809	793

Banktrust Mortgage Trust
5.700% due 12/01/2023	56	53

BCAP LLC Trust
0.692% due 01/25/2037	3,375	1,293

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	1,020	168
5.356% due 08/25/2036	6,300	2,115
5.891% due 11/25/2036	2,781	1,270

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	4,686
5.405% due 12/11/2040	9,000	7,104
5.471% due 01/12/2045	3,100	2,321
5.540% due 09/11/2041	5,600	4,666

CBA Commercial Small Balance Commercial Mortgage
0.802% due 12/25/2036	792	357

CC Mortgage Funding Corp.
0.652% due 05/25/2048	2,337	847
0.802% due 01/25/2035	124	110

Citigroup Mortgage Loan Trust, Inc.
1.322% due 08/25/2035	1,209	1,001

Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	2,000	1,417

Countrywide Alternative Loan Trust
0.732% due 05/25/2035	1,233	534
0.745% due 07/20/2046	303	110
0.752% due 08/25/2046	632	125
0.772% due 09/25/2046	450	40
0.772% due 10/25/2046	310	68
0.782% due 07/25/2046	450	38
0.792% due 05/25/2036	288	42
0.825% due 09/20/2046	450	37
0.862% due 10/25/2046	450	42
0.872% due 06/25/2037	424	95
0.892% due 11/25/2035	103	21
0.942% due 12/25/2035	189	39
1.032% due 11/20/2035	450	57
1.292% due 11/25/2035	305	113

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 02/25/2035	36	18
0.812% due 04/25/2035	783	337
0.822% due 04/25/2046	331	51
0.842% due 03/25/2035	2,493	1,067
0.862% due 03/25/2036	210	37
0.872% due 02/25/2036	204	37
0.982% due 09/25/2034	683	186
4.785% due 11/25/2034	2,518	1,540
4.938% due 04/25/2035	1,424	1,071
5.390% due 02/25/2047	4,247	1,806
5.594% due 03/25/2037	4,127	1,773

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	9,921	6,025

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	36	27

Downey Savings & Loan Association Mortgage Loan Trust
0.866% due 11/19/2037	450	40
0.876% due 07/19/2045	162	39

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	3,669	2,609
5.846% due 08/25/2037	17,990	10,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	$450	$51
0.722% due 12/25/2046	450	45
0.732% due 10/25/2046	450	53
0.752% due 06/25/2045	635	281
0.792% due 04/25/2036	303	93
0.842% due 09/25/2046	450	25
0.862% due 10/25/2046	450	26

GSR Mortgage Loan Trust
0.782% due 08/25/2046	319	53

Harborview Mortgage Loan Trust
0.756% due 09/19/2046	280	106
0.776% due 05/19/2047	2,618	938
0.806% due 01/19/2038	329	57
0.806% due 09/19/2046	280	56
0.866% due 11/19/2035	1,847	705

Homebanc Mortgage Trust
0.702% due 12/25/2036	625	263

Indymac Index Mortgage Loan Trust
0.712% due 04/25/2037	404	71
0.722% due 11/25/2046	452	53
0.762% due 04/25/2035	1,710	717
0.772% due 02/25/2037	450	59
0.792% due 06/25/2037	421	90
0.812% due 11/25/2036	727	115
0.842% due 02/25/2035	1,069	443
5.278% due 06/25/2035	4,398	2,494

JPMorgan Alternative Loan Trust
1.020% due 06/27/2037	6,962	4,050

JPMorgan Chase Commercial Mortgage Securities Corp.
0.931% due 07/15/2019	11,483	8,282
5.305% due 01/15/2049	7,000	5,624
5.882% due 02/15/2051	500	355

MASTR Adjustable Rate Mortgages Trust
0.822% due 05/25/2047	450	47
0.862% due 05/25/2047	450	38

MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,230	845

Mellon Residential Funding Corp.
0.906% due 11/15/2031	524	404

Merrill Lynch Alternative Note Asset
5.607% due 06/25/2037	5,409	2,199

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,400	992
5.378% due 08/12/2048	3,390	2,140

MLCC Mortgage Investors, Inc.
1.316% due 03/15/2025	22	12
4.250% due 10/25/2035	3,115	2,510

Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,133

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	20	19

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	986	821

Prime Mortgage Trust
5.000% due 02/25/2019	330	322

Residential Accredit Loans, Inc.
0.682% due 01/25/2037	9,336	3,846
0.702% due 06/25/2046	7,421	2,846
0.702% due 02/25/2047	390	73
0.722% due 12/25/2046	450	56
0.752% due 05/25/2037	419	84
0.792% due 05/25/2046	450	55
0.922% due 10/25/2045	217	88
5.220% due 08/25/2035	382	166

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	458	448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
6.000% due 03/25/2037	$3,377	$2,054

Sequoia Mortgage Trust
0.895% due 07/20/2033	202	154
0.906% due 10/19/2026	330	265
0.925% due 10/20/2027	85	69

Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	3,064	1,069
3.222% due 05/25/2035	1,917	668
5.423% due 09/25/2035	5,195	2,933

Structured Asset Mortgage Investments, Inc.
0.772% due 09/25/2047	721	154
0.782% due 05/25/2046	377	79
0.822% due 08/25/2036	450	54
1.072% due 09/25/2047	6,532	1,354
1.216% due 09/19/2032	132	100

Structured Asset Securities Corp.
1.022% due 12/25/2033	1,769	1,617

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	1,704	1,473
0.642% due 09/25/2046	9,036	7,774
1.202% due 04/25/2043	1,401	1,245

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,995	1,376

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	355	213
0.792% due 12/25/2045	2,230	923
0.932% due 11/25/2045	450	107
0.932% due 12/25/2045	450	71
0.990% due 11/25/2034	265	88
1.022% due 07/25/2044	495	213
1.062% due 12/25/2027	1,959	1,385
1.222% due 12/25/2045	396	90
2.383% due 06/25/2047	400	68
2.443% due 07/25/2047	406	150
2.633% due 02/25/2046	1,292	482
3.753% due 03/25/2033	1,389	1,174
3.955% due 10/25/2046	6,017	2,362
4.264% due 08/25/2033	1,211	1,007
5.634% due 12/25/2036	7,193	3,883

Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.772% due 07/25/2046	144	41
2.393% due 04/25/2047	411	112
2.403% due 04/25/2047	388	82
2.473% due 05/25/2047	385	106

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	10,186	8,747

Total Mortgage-Backed Securities (Cost $214,374)		147,962

ASSET-BACKED SECURITIES 12.1%

American Express Credit Account Master Trust
1.506% due 08/15/2012	8,000	7,848

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	25	10
1.222% due 10/25/2031	22	13

Amresco Residential Securities Mortgage Loan Trust
1.017% due 06/25/2028	406	262
1.077% due 06/25/2027	302	252
1.077% due 09/25/2027	734	617
1.152% due 09/25/2028	923	564

Argent Securities, Inc.
1.372% due 11/25/2034	2,500	995

BA Credit Card Trust
1.756% due 12/16/2013	10,000	9,411

See Accompanying Notes	Annual Report	March 31, 2009	167

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	$7,783	$7,701
2.006% due 10/15/2012	1,000	918

Centex Home Equity
0.822% due 01/25/2032	30	25

Chase Issuance Trust
0.596% due 04/15/2013	1,021	969
0.806% due 09/15/2011	5,600	5,544
1.206% due 11/15/2011	10,000	9,876
4.260% due 05/15/2013	8,500	8,475
4.550% due 03/15/2013	4,000	4,026

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	102	67

Citibank Omni Master Trust
1.623% due 12/23/2013	6,100	5,530

Citigroup Mortgage Loan Trust, Inc.
0.762% due 08/25/2035	109	93

Conseco Finance
2.056% due 05/15/2032	1,049	793

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,718	864

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	262	257
0.862% due 06/25/2033	1,031	514

EMC Mortgage Loan Trust
1.272% due 08/25/2040	255	219

First Franklin Mortgage Loan Asset-Backed Certificates
0.632% due 09/25/2036	5,500	4,297

Ford Credit Auto Owner Trust
1.976% due 06/15/2012	20,000	18,700

Franklin Auto Trust
1.545% due 10/20/2011	5,408	5,289
2.125% due 06/20/2012	1,000	943

GSAA Trust
0.822% due 03/25/2037	700	118
0.822% due 05/25/2047	1,896	577

HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/2033	1,705	1,265

Home Equity Asset Trust
1.122% due 11/25/2032	3	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
0.692% due 04/25/2046	$389	$311
0.752% due 06/25/2046	301	53
0.752% due 08/25/2046	346	72
0.762% due 09/25/2046	340	54
0.762% due 11/25/2046	329	61
0.772% due 08/25/2046	451	46
0.842% due 11/25/2046	450	82

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037	200	45
0.882% due 04/25/2037	1,700	647

Park Place Securities, Inc.
1.022% due 07/25/2035 (j)	5,000	2,267

Quest Trust
1.422% due 06/25/2034	1,788	1,565

Renaissance Home Equity Loan Trust
0.902% due 12/25/2032	54	31
0.962% due 08/25/2033	307	180

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047	700	379

Residential Funding Mortgage Securities II, Inc.
0.622% due 02/25/2036	960	937

Salomon Brothers Mortgage Securities VII, Inc.
1.497% due 10/25/2028	923	750

SLM Student Loan Trust
2.659% due 04/25/2023	9,484	9,321

Soundview Home Equity Loan Trust
0.602% due 06/25/2037	2,182	1,643

Specialty Underwriting & Residential Finance
1.202% due 01/25/2034	35	23

Structured Asset Securities Corp.
0.812% due 01/25/2033	43	22

United National Home Loan Owner Trust
6.910% due 03/25/2025	407	390

Wells Fargo Home Equity Trust
0.762% due 10/25/2035	542	495
0.772% due 12/25/2035	1,058	970

Total Asset-Backed Securities (Cost $128,592)		117,377

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	72,000	$389

Total Convertible Preferred Stocks (Cost $5,400)		389

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.190% due 04/01/2009	$2,900	2,900
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $2,971. Repurchase proceeds are $2,900.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	3,000	3,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,063. Repurchase proceeds are $3,000.)

		5,900

U.S. CASH MANAGEMENT BILLS 0.0%
0.092% due 04/29/2009 (e)	310	310

U.S. TREASURY BILLS 1.5%
0.150% due 04/09/2009 - 06/11/2009 (b)(d)(e)	14,245	14,493

Total Short-Term Instruments (Cost $20,454)		20,703

Total Investments 206.0% (Cost $2,058,636)		$2,006,093

Written Options (i) (0.0%) (Premiums $404)		(96)

Other Assets and Liabilities (Net) (106.0%)		(1,031,936)

Net Assets 100.0%		$974,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	The Mortgage-Backed Securities Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $13,166 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $1,250 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $517,620 at a weighted average interest rate of 1.861%. On March 31, 2009, securities valued at $637,704 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,094 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	399	$1,712

168	PIMCO Funds	See Accompanying Notes

March 31, 2009

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 3.054% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$447	$0	$447

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$5,000	$4,597	$650	$3,947
CMBX.NA AAA 2 Index	DUB	(0.070%	)	03/15/2049	2,800	815	815	0
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	8,000	2,747	656	2,091
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	2,800	982	982	0

						$9,141	$3,103	$6,038

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	GSC	2.420%		05/25/2046	$678	$(645)	$(223)	$(422)
ABX.HE BBB 06-2 Index	DUB	1.330%		05/25/2046	2,781	(2,678)	(1,495)	(1,183)
ABX.HE BBB 06-2 Index	RBS	1.330%		05/25/2046	2,086	(1,999)	(1,137)	(862)

						$(5,322)	$(2,855)	$(2,467)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP	$6,000	$(89)	$(227)	$138
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	10,000	(1,657)	(1,725)	68
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	DUB	1,000	93	65	28
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	RBS	2,000	186	124	62
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA	9,300	(2,144)	(557)	(1,587)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(2,492)	274	(2,766)
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	2,062	900	1,162

						$(4,041)	$(1,146)	$(2,895)

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	201	$37	$48
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	201	72	43

				$109	$91

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$6,700	$14	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	6,700	35	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	19,700	98	1

See Accompanying Notes	Annual Report	March 31, 2009	169

Schedule of Investments Mortgage-Backed Securities Fund (Cont.)	March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	$19,700	$108	$1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	2,100	11	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,100	15	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	14	2

							$295	$5

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	902	101,000	939
Closing Buys	(500)	(40,000)	(535)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	402	$61,000	$404

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	1.022%	07/25/2035	03/13/2008	$4,300	$2,267	0.23%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2024	$1,000	$1,029	$1,037
Fannie Mae	5.000%	04/01/2039	92,600	94,310	95,537
Fannie Mae	5.500%	04/01/2039	179,000	184,645	185,797
Fannie Mae	6.000%	04/01/2039	23,000	23,947	24,024
Fannie Mae	6.500%	04/01/2039	20,300	21,131	21,375
Freddie Mac	5.000%	12/01/2024	1,300	1,339	1,348
Ginnie Mae	5.500%	04/01/2039	6,000	6,168	6,245
Ginnie Mae	6.000%	04/01/2039	204,000	211,172	213,084

				$543,741	$548,447

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$18,404	$1,987,426	$263	$2,006,093
Short Sales, at value	0	(548,447)	0	(548,447)
Other Financial Instruments ++	1,712	(583)	1,610	2,739

Total	$20,116	$1,438,396	$1,873	$1,460,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Nets Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$10,213	$23,280	$128	$(5)	$(750)	$(32,603)	$263
Other Financial Instruments ++	5,678	0	0	0	(4,068)	0	1,610

Total	$15,891	$23,280	$128	$(5)	$(4,818)	$(32,603)	$1,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

170	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 6.6%

Short-Term Floating NAV Portfolio	28,292,970	$283,071

Total PIMCO Funds (Cost $283,034)		283,071

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Cablevision
2.306% due 03/30/2013	$2,468	2,245

Daimler Finance North America LLC
4.560% due 08/03/2012	15,662	8,447

HCA, Inc.
3.470% due 11/18/2013	3,549	3,028

MGM Mirage
4.750% due 10/03/2011	9,000	3,938

NRG Energy, Inc.
1.359% due 02/01/2013	316	285
1.979% due 02/01/2013	134	121
2.959% due 02/01/2013	458	414

Total Bank Loan Obligations (Cost $30,824)		18,478

CORPORATE BONDS & NOTES 29.2%

BANKING & FINANCE 23.5%

Allstate Life Global Funding II
1.901% due 05/21/2010	31,000	29,546

American Express Bank FSB
0.583% due 06/22/2009	3,000	2,960
0.584% due 06/12/2009	2,700	2,668
5.500% due 04/16/2013	13,100	11,312

American Express Centurion Bank
0.583% due 03/23/2010	7,600	7,131
0.637% due 07/13/2010	5,300	4,876

American Express Credit Corp.
1.920% due 05/27/2010	19,000	17,942
2.256% due 06/19/2013	9,000	7,224
5.875% due 05/02/2013	7,800	6,857

American Honda Finance Corp.
1.634% due 02/05/2010	5,000	4,984

American International Group, Inc.
1.224% due 01/29/2010	26,800	16,918
6.250% due 03/15/2037	10,000	1,000

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,097

Bank of America Corp.
8.125% due 12/29/2049	2,800	1,152

Bank of America N.A.
1.822% due 05/12/2010	49,600	46,256

Bear Stearns Cos. LLC
1.262% due 10/22/2010	19,300	18,880
1.341% due 02/23/2010	17,200	17,000
1.360% due 02/01/2012	12,300	10,875
1.404% due 01/31/2011	1,200	1,142
1.446% due 11/28/2011	298	286
1.448% due 08/15/2011	4,300	3,975
6.950% due 08/10/2012	10,000	10,193

Calabash Re Ltd.
12.220% due 01/08/2010	2,300	2,252

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	700	659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
2.291% due 05/07/2010	$22,900	$20,562

Citigroup, Inc.
1.336% due 05/18/2011	3,400	2,747
1.381% due 08/13/2010	100	87
1.396% due 05/18/2010	300	270
1.445% due 03/16/2012	14,433	10,750
6.500% due 08/19/2013	32,100	29,535
8.400% due 04/29/2049	4,300	2,435

Credit Agricole S.A.
1.256% due 05/28/2009	14,300	14,275

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	306

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	2,055

General Electric Capital Corp.
1.300% due 11/01/2012	7,200	5,802
1.301% due 05/10/2010	5,200	4,885
1.411% due 03/11/2011	3,000	2,988
1.428% due 05/11/2016	11,165	7,296
1.431% due 11/21/2011	26,000	22,387
1.451% due 06/12/2012	3,200	2,752
1.580% due 09/15/2014	10,975	7,931
1.620% due 02/01/2011	250	227
2.151% due 05/22/2013	11,100	8,910

GMAC LLC
2.488% due 05/15/2009	2,600	2,473

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	200	199
1.307% due 12/23/2009	2,100	2,052
1.317% due 06/23/2009	43,210	42,926
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	13,800	11,936
1.455% due 07/23/2009	1,000	992
1.532% due 06/28/2010	5,260	5,022
1.821% due 10/07/2011	2,000	1,800
1.854% due 01/12/2015	300	222

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	5,200	5,044

HSBC Finance Corp.
1.192% due 10/21/2009	5,000	4,727
1.411% due 03/12/2010	3,200	2,836
1.491% due 05/10/2010	200	170
1.518% due 11/16/2009	4,000	3,835

ING Bank NV
2.625% due 02/09/2012	26,700	27,275

International Bank for Reconstruction & Development
1.506% due 03/04/2011	12,800	12,796

John Deere Capital Corp.
2.042% due 06/10/2011	1,100	1,046

JPMorgan Chase & Co.
0.583% due 05/07/2010	19,100	18,706
1.256% due 01/17/2011	700	667
1.348% due 05/16/2011	450	425
1.352% due 12/21/2011	300	272

KeyBank N.A.
3.511% due 06/02/2010	20,200	19,479

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,213

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

Merna Reinsurance Ltd.
1.870% due 07/07/2010	3,000	2,758

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	200	167
1.454% due 02/05/2010	442	417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.501% due 06/05/2012	$15,800	$12,278
1.544% due 09/09/2009	200	195
3.051% due 05/20/2009 (g)	7,600	7,558
3.472% due 05/12/2010	33,900	31,930
5.450% due 02/05/2013	200	164
6.050% due 08/15/2012	10,400	8,932

Metropolitan Life Global Funding I
1.278% due 05/17/2010	19,100	18,038
1.570% due 03/15/2012	1,100	878

Morgan Stanley
1.374% due 01/15/2010	500	478
1.392% due 01/18/2011	1,150	1,038
1.648% due 01/09/2012	22,700	18,231
2.111% due 12/01/2011	25,200	25,683
3.338% due 05/14/2010	17,500	17,052
5.300% due 03/01/2013	28,000	26,956

Mystic Re Ltd.
11.261% due 06/07/2011	1,400	1,329

National Australia Bank Ltd.
1.352% due 09/11/2009	8,900	8,900
1.691% due 02/08/2010	31,400	31,406

National City Bank
1.654% due 06/07/2017	1,800	1,113
6.200% due 12/15/2011	3,500	3,441

Pricoa Global Funding I
2.066% due 06/04/2010	28,900	26,035

Rabobank Capital Funding II
5.260% due 12/29/2049	3,000	1,351

Rabobank Nederland NV
1.412% due 04/06/2009	6,700	6,700
1.646% due 05/19/2010	30,300	29,943

RBS Capital Trust III
5.512% due 09/29/2049	4,000	1,602

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	3,400	3,280

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	2,000	1,909

SLM Corp.
1.319% due 07/26/2010	600	426

State Street Bank and Trust Co.
1.484% due 12/08/2015	5,700	3,942

State Street Capital Trust III
8.250% due 03/15/2042	14,000	8,296

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,007

UBS AG
2.154% due 05/05/2010	40,600	40,518

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	401

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	1,285

USB Capital IX
6.189% due 04/15/2049	100	40

Ventas Realty LP
6.750% due 06/01/2010	5,560	5,574

Vita Capital III Ltd.
2.525% due 01/01/2011	2,200	2,053

Wachovia Bank N.A.
2.138% due 05/14/2010	38,800	37,503

Wachovia Corp.
1.224% due 10/15/2011	9,300	8,251
1.411% due 03/01/2012	8,000	6,892
1.590% due 06/15/2017	10,000	5,917

See Accompanying Notes	Annual Report	March 31, 2009	171

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
0.523% due 03/22/2010	$7,600	$7,252
1.319% due 06/18/2010	2,150	2,030
3.552% due 05/01/2033	300	311
7.980% due 02/28/2049	200	94

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,000	2,180

Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,354

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	998

		1,008,132

INDUSTRIALS 4.5%

Comcast Corp.
1.460% due 07/14/2009	2,100	2,089

CVS Caremark Corp.
1.561% due 06/01/2010	7,800	7,519

DISH DBS Corp.
7.000% due 10/01/2013	500	466

General Mills, Inc.
1.252% due 01/22/2010	8,000	7,862

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,000	10,023

Hewlett-Packard Co.
1.371% due 03/01/2012	100	96

Honeywell International, Inc.
1.219% due 07/27/2009	20,600	20,612

International Business Machines Corp.
1.764% due 07/28/2011	8,400	8,283

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,105

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	13,000	12,540

Reynolds American, Inc.
2.020% due 06/15/2011	9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011	43,400	43,347

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,908

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	100	101
6.125% due 08/17/2026	900	890

Southern Co.
1.951% due 08/20/2010	5,300	5,295

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,291

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,434

Weyerhaeuser Co.
2.223% due 09/24/2009	10,300	10,028

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,891

Xerox Corp.
2.059% due 12/18/2009	2,000	1,946

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,997

		194,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.2%

AT&T, Inc.
1.334% due 02/05/2010	$11,900	$11,870

CMS Energy Corp.
2.044% due 01/15/2013	1,500	1,178

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,139

Midwest Generation LLC
8.300% due 07/02/2009	2,483	2,446

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Sprint Nextel Corp.
1.632% due 06/28/2010	14,200	13,146

		50,733

Total Corporate Bonds & Notes (Cost $1,312,398)		1,253,236

MUNICIPAL BONDS & NOTES 0.6%

Arcadia, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	500	479

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2031	3,050	2,962

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	17,000	17,128

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	2,500	2,403

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	458

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	4,600	4,388

Total Municipal Bonds & Notes (Cost $27,723)		27,818

U.S. GOVERNMENT AGENCIES 86.0%

Fannie Mae
0.582% due 12/25/2036 - 07/25/2037	5,719	5,081
0.642% due 03/25/2034	135	120
0.652% due 03/25/2036	764	652
0.672% due 08/25/2034	722	680
0.722% due 10/27/2037	300	270
0.822% due 03/25/2036	3,748	3,625
0.872% due 05/25/2042 - 03/25/2044	2,810	2,608
0.922% due 06/25/2032 - 09/25/2032	137	130
0.972% due 10/25/2030	23	23
1.044% due 09/17/2027	11	11
1.062% due 02/25/2022 - 12/25/2022	35	34
1.094% due 07/18/2027	8	7
1.122% due 10/25/2017	294	289
1.162% due 08/25/2022	20	20
1.212% due 12/25/2022	17	17
1.244% due 07/13/2010	17,500	17,516
1.262% due 09/25/2022	8	8
1.412% due 02/25/2023	6	6
1.422% due 04/25/2032	11	11
1.712% due 09/25/2023	141	140
3.022% due 06/01/2043 - 10/01/2044	13,459	13,306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.491% due 01/01/2032	$574	$575
3.650% due 01/01/2036	380	388
4.000% due 02/01/2018	24	24
4.007% due 05/01/2021 - 04/01/2029	228	228
4.257% due 06/01/2034	17	17
4.303% due 09/01/2034	764	777
4.405% due 11/01/2025 - 05/01/2036	12,755	12,754
4.469% due 07/01/2028	34	33
4.500% due 09/25/2025	110	112
4.540% due 05/01/2036	231	232
4.566% due 07/01/2034	31	32
4.680% due 11/01/2035	1,122	1,146
4.718% due 05/01/2035	725	740
4.756% due 08/01/2029	1,752	1,777
4.968% due 06/01/2035	870	894
4.970% due 08/01/2026	18	18
5.000% due 01/25/2017 - 04/01/2039	4,039	4,170
5.049% due 12/01/2040	422	428
5.055% due 05/01/2035	453	466
5.082% due 09/01/2035	507	522
5.155% due 10/01/2023	35	36
5.264% due 12/01/2035	414	428
5.457% due 07/01/2029	184	185
5.500% due 02/01/2014 - 05/01/2039	2,139,894	2,221,510
5.500% due 06/01/2038 (h)	337,842	351,118
5.788% due 12/01/2036	170	177
5.884% due 12/01/2036	181	188
5.950% due 02/25/2044	1,046	1,077
6.000% due 02/01/2019 - 12/01/2038	529,872	554,306
6.500% due 10/25/2023 (b)	13	0
6.500% due 11/01/2028 - 10/25/2042	975	1,013
7.000% due 03/01/2013	32	34
8.699% due 06/25/2032	488	518

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,302
4.020% due 06/30/2009	2,000	2,017
4.330% due 03/16/2010	2,500	2,579
4.500% due 06/22/2010	12,400	12,919

Federal Housing Administration
6.896% due 07/01/2020	311	310
7.350% due 04/01/2019	157	158
7.430% due 07/01/2021 - 09/01/2022	148	150
7.435% due 02/01/2019	178	179

Freddie Mac
0.562% due 12/25/2036	20,601	20,536
0.786% due 02/15/2019	65,649	63,558
0.906% due 12/15/2030 - 06/15/2031	347	342
0.956% due 06/15/2031	353	347
0.962% due 01/15/2022	1	1
1.006% due 12/15/2031	12	12
1.212% due 03/15/2020	4	4
1.312% due 03/15/2023	19	18
3.022% due 10/25/2044	7,487	7,297
3.023% due 02/25/2045	3,242	2,787
3.222% due 07/25/2044	14,016	13,739
4.500% due 08/01/2017 - 12/15/2025	3,144	3,213
5.000% due 01/15/2018 - 04/01/2039	4,364	4,469
5.032% due 08/01/2035	417	427
5.148% due 08/01/2035	606	625
5.500% due 05/01/2013 - 04/01/2038	29,124	30,027
6.000% due 03/15/2023	33	33
6.500% due 07/25/2043	461	487
6.750% due 08/15/2023	507	515

172	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
0.945% due 06/20/2030	$1	$1
1.056% due 02/16/2030	212	209
1.156% due 02/16/2030	133	132
1.206% due 02/16/2030	251	246
1.495% due 03/20/2031	929	918
4.125% due 10/20/2017 - 10/20/2027	858	862
4.625% due 07/20/2022 - 09/20/2029	2,555	2,566
5.000% due 02/20/2032	580	590
5.250% due 03/20/2029 - 03/20/2030	913	934
5.375% due 05/20/2021 - 05/20/2030	4,097	4,175
5.500% due 02/20/2019 - 04/01/2039	297,019	309,131
6.000% due 01/15/2032 - 03/15/2032	1,710	1,800
7.500% due 02/20/2030	141	151
8.000% due 12/15/2030 - 03/15/2032	156	170
8.500% due 06/20/2027	101	110

Small Business Administration
4.340% due 03/01/2024	386	402
4.524% due 02/10/2013	140	143
5.490% due 03/01/2028	282	307
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $3,615,073)		3,691,420

MORTGAGE-BACKED SECURITIES 8.0%

American Home Mortgage Assets
0.712% due 05/25/2046	4,297	1,517
0.712% due 09/25/2046	1,759	680
0.732% due 10/25/2046	7,532	2,446
2.333% due 02/25/2047	1,909	578
2.553% due 11/25/2046	3,629	1,077

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,532	1,769
4.440% due 02/25/2045	75	43
5.000% due 09/25/2035	2,100	1,675
5.660% due 09/25/2045	1,493	802

Banc of America Funding Corp.
4.606% due 02/20/2036	8,453	5,596
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	493	300
5.470% due 07/20/2032	234	175
6.500% due 09/25/2033	849	828

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	899	622
2.650% due 08/25/2035	136	95
2.940% due 03/25/2035	8,431	5,736
4.626% due 11/25/2034	2,144	1,706
4.750% due 10/25/2035	17,796	16,785
4.951% due 11/25/2030	235	206
5.008% due 01/25/2035	417	321
5.206% due 01/25/2034	539	365
5.435% due 01/25/2034	263	197
5.473% due 05/25/2047	4,500	2,310
5.504% due 11/25/2034	18,219	12,833

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,036	747
5.364% due 05/25/2035	613	376
5.491% due 09/25/2035	7,710	3,815
5.721% due 11/25/2036	5,015	2,304
5.781% due 01/25/2036	5,052	1,859

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	34	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	$4,314	$3,788

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	17,042	10,791
5.733% due 12/26/2046	8,738	5,037

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,585	1,662
0.772% due 08/25/2035	767	499

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,819	941

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	1	1

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	1,998	1,739
4.098% due 08/25/2035	298	217
4.222% due 12/25/2035	1,687	1,296
4.682% due 08/25/2035	5,359	3,331
4.699% due 03/25/2034	410	324
5.664% due 07/25/2046	1,307	641
6.008% due 09/25/2037	8,670	4,331

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	129	127
0.682% due 02/25/2047	412	158
0.695% due 05/20/2046	165	136
0.702% due 05/25/2047	7,132	2,322
0.712% due 09/25/2046	3,402	1,224
0.725% due 02/20/2047	8,525	3,029
0.732% due 07/25/2046	709	254
0.740% due 12/20/2046	9,854	3,195
0.755% due 07/20/2046	4,442	1,607
0.802% due 02/25/2037	7,411	3,063
0.852% due 11/20/2035	1,879	757
2.633% due 12/25/2035	2,378	1,030
2.633% due 02/25/2036	855	347
5.500% due 08/25/2035	139	104
5.895% due 02/25/2037	3,905	1,994
6.000% due 04/25/2037	650	377

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	608	261
0.812% due 04/25/2035	123	53
0.842% due 03/25/2035	913	393
0.862% due 06/25/2035	12,918	7,619
3.750% due 07/19/2031	5	5
5.616% due 11/19/2033	438	330
6.080% due 09/25/2047	898	457
6.500% due 01/25/2034	27	25

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	178	135
4.462% due 05/25/2032	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	859	766
0.602% due 02/25/2037	1,122	1,022
0.612% due 08/25/2037	2,451	1,738

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	1,943	1,381

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	6,999	5,950
0.906% due 11/15/2031	462	369
1.002% due 06/25/2030	538	464

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	7,700	7,700

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	6,193	4,962
0.602% due 01/25/2047	5,481	4,693
0.742% due 06/25/2045	710	303
0.752% due 06/25/2045	330	146
0.792% due 11/25/2045	838	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Acceptance, Inc.
6.111% due 06/25/2024	$9	$8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,099

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	5,939	4,160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	10,998	8,152
5.178% due 01/25/2036	1,967	1,078
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
0.922% due 11/25/2031	1,585	1,472
1.222% due 01/25/2032	333	250

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	136	123
0.686% due 04/19/2038	2,234	775
0.713% due 08/21/2036	797	318
0.736% due 07/19/2046	3,648	1,329
0.756% due 09/19/2046	1,055	400
0.776% due 05/19/2035	2,796	1,031
0.796% due 03/19/2036	7,441	2,722
0.926% due 02/19/2034	624	481
5.908% due 08/19/2036	746	353

Impac CMB Trust
1.422% due 10/25/2033	75	60

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,985	1,357

Indymac ARM Trust
4.442% due 01/25/2032	6	4
4.446% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,579	563

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	2,983	2,750
0.622% due 01/25/2037	90	83
0.712% due 09/25/2046	2,919	1,077
0.722% due 06/25/2047	1,629	578
0.732% due 05/25/2046	513	184
0.762% due 07/25/2035	465	192
5.013% due 12/25/2034	93	65

JPMorgan Mortgage Trust
5.018% due 02/25/2035	2,753	2,187

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	242	180

Luminent Mortgage Trust
0.692% due 12/25/2036	2,144	752
0.702% due 12/25/2036	1,037	335
0.722% due 10/25/2046	769	317

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,366	493

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,490	1,370

MASTR Seasoned Securities Trust
6.199% due 09/25/2017	456	441

Mellon Residential Funding Corp.
0.906% due 11/15/2031	419	323
0.996% due 12/15/2030	4,938	3,984
2.629% due 10/20/2029	3,453	3,206

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	500	354

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,219	1,558

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,234	5,678

See Accompanying Notes	Annual Report	March 31, 2009	173

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	$1,783	$1,279

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	5,423	3,411
1.316% due 03/15/2025	800	455
1.522% due 10/25/2035	79	53
3.006% due 10/25/2035	7,432	4,981

Morgan Stanley Capital I
0.617% due 10/15/2020	6,023	4,444

Morgan Stanley Mortgage Loan Trust
0.742% due 02/25/2047	970	478
5.416% due 06/25/2036	511	374

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	801	594
0.702% due 06/25/2046	2,522	967
0.732% due 04/25/2046	430	168
0.772% due 08/25/2037	1,148	412
0.822% due 08/25/2035	2,095	915
2.993% due 09/25/2045	1,327	535

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	390	378

Residential Asset Securitization Trust
5.750% due 02/25/2036	429	292

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	190	172

Sequoia Mortgage Trust
0.895% due 07/20/2033	3,536	2,689
0.925% due 10/20/2027	2,217	1,788
4.433% due 04/20/2035	1,342	972
5.546% due 01/20/2047	714	417

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	129	51
4.931% due 02/25/2034	18	13
5.528% due 08/25/2035	1,656	873

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	934	865
0.652% due 03/25/2037	1,872	682
0.712% due 07/25/2046	4,651	1,889
0.742% due 05/25/2036	12,196	4,298
0.742% due 05/25/2046	1,610	578
0.752% due 05/25/2045	989	402
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	10,979	7,163
0.846% due 07/19/2034	63	34
0.906% due 03/19/2034	920	575
1.216% due 09/19/2032	88	67

Structured Asset Securities Corp.
0.572% due 05/25/2036	340	313
4.687% due 02/25/2032	276	233
4.863% due 10/25/2035	1,024	607
5.111% due 07/25/2032	195	132
5.140% due 01/25/2032	16	13

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	7	7
0.632% due 01/25/2037	2,439	2,188

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	232	201
0.632% due 11/25/2046	6,842	5,877
0.652% due 06/25/2037	221	192

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	18,750	12,934

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	273	111
0.792% due 12/25/2045	517	214
0.812% due 10/25/2045	1,104	456
0.832% due 01/25/2045	447	180
1.062% due 12/25/2027	8,173	5,778
1.162% due 12/25/2027	3,265	2,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.333% due 02/25/2047	$4,934	$1,519
2.333% due 03/25/2047	4,231	1,352
2.363% due 01/25/2047	947	348
2.373% due 01/25/2047	2,027	630
2.393% due 04/25/2047	3,013	1,195
2.443% due 12/25/2046	3,704	1,371
2.453% due 12/25/2046	1,881	600
2.633% due 02/25/2046	4,868	1,817
2.633% due 08/25/2046	28,200	9,223
2.833% due 11/25/2042	936	570
3.033% due 06/25/2042	1,247	941
3.033% due 08/25/2042	1,334	901
3.133% due 07/25/2046	528	270
3.133% due 11/25/2046	385	255
3.705% due 02/27/2034	217	173
3.705% due 01/25/2047	533	208
3.955% due 05/25/2046	344	164
3.955% due 08/25/2046	13,235	4,670
3.955% due 09/25/2046	951	368
3.955% due 12/25/2046	2,138	848
4.485% due 09/25/2033	2,559	2,114
4.557% due 09/25/2033	6,600	5,648
5.307% due 01/25/2037	1,414	685
5.414% due 02/25/2037	5,205	2,843
5.485% due 04/25/2037	1,000	509
5.580% due 12/25/2036	903	480
5.588% due 12/25/2036	3,010	1,506
5.653% due 05/25/2037	2,170	1,161
5.695% due 02/25/2037	2,690	1,412
5.845% due 02/25/2037	3,057	1,798
5.930% due 09/25/2036	1,610	933

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	1,003	374

Washington Mutual MSC Mortgage Pass- Through Certificates
4.773% due 02/25/2031	3	3
5.667% due 02/25/2033	154	124

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	6,599	5,048
5.593% due 07/25/2036	1,964	1,037

Total Mortgage-Backed Securities (Cost $531,692)		342,486

ASSET-BACKED SECURITIES 5.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	80	74

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 12/25/2036	787	691
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	438	413
0.612% due 06/25/2037	1,485	1,024

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	63	24
1.222% due 10/25/2031	503	291
1.222% due 08/25/2032	432	193

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029	99	53

Argent Securities, Inc.
0.572% due 10/25/2036	344	331

Asset-Backed Funding Certificates
0.582% due 10/25/2036	199	193
0.582% due 11/25/2036	3,847	3,548
0.582% due 01/25/2037	4,844	4,122
0.872% due 06/25/2034	1,025	512

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	116	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 05/25/2037	$874	$628
0.797% due 09/25/2034	445	299

BA Credit Card Trust
0.756% due 01/15/2013	2,400	2,304
1.136% due 04/15/2013	3,900	3,729

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	646	540
0.592% due 12/25/2036	812	624
0.602% due 10/25/2036	276	238
0.852% due 01/25/2036	77	68
0.922% due 10/27/2032	242	153
0.972% due 03/25/2043	776	723
1.022% due 11/25/2042	116	80
1.182% due 10/25/2032	1,203	692
1.522% due 10/25/2037	4,540	2,933

Brazos Student Finance Corp.
1.230% due 06/01/2023	534	529

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,400	3,122

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	8,451	7,782
0.842% due 10/25/2035	1,332	1,152

Chase Credit Card Master Trust
0.726% due 09/15/2011	18,800	18,757

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 08/25/2032	67	58

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	41	27

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	1,071	929
0.582% due 01/25/2037	146	142
0.582% due 07/25/2045	1,903	1,352
0.632% due 08/25/2036	947	835
0.632% due 03/25/2037	508	420

Contimortgage Home Equity Trust
1.236% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	3,326	3,139
0.572% due 05/25/2037	12,785	11,594
0.572% due 07/25/2037	1,982	1,691
0.572% due 03/25/2047	213	205
0.572% due 05/25/2047	1,048	951
0.572% due 06/25/2047	485	431
0.582% due 03/25/2037	393	378
0.592% due 06/25/2047	1,272	1,143
0.602% due 06/25/2037	5,723	5,112
0.602% due 10/25/2047	938	829
0.622% due 08/25/2037	11,400	7,185
0.622% due 09/25/2037	979	862
0.622% due 09/25/2047	1,529	1,306
0.632% due 10/25/2046	806	725
0.682% due 02/25/2036	304	285
0.702% due 09/25/2036	1,990	1,385
0.712% due 06/25/2036	1,316	945
1.002% due 12/25/2031	63	33
1.262% due 05/25/2032	239	101
1.382% due 05/25/2033	34	21
4.367% due 10/25/2035	98	98

Countrywide Home Equity Loan Trust
0.696% due 01/15/2037	148	55

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	777	686
0.612% due 12/25/2037	820	767
0.642% due 07/25/2037	357	277

Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	34	22

EMC Mortgage Loan Trust
0.892% due 05/25/2040	152	117

174	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	$627	$191
1.082% due 11/25/2032	903	493

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	1,195	1,098
0.572% due 12/25/2036	165	161
0.592% due 12/25/2037	571	523
0.892% due 12/25/2034	79	49

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,881	3,845
1.756% due 12/15/2010	1,751	1,741
1.976% due 06/15/2012	4,000	3,740

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	1,376	1,171
0.592% due 02/25/2037	236	231

Greenpoint Home Equity Loan Trust
0.916% due 01/15/2030	591	375

GSAMP Trust
0.592% due 09/25/2036	351	329
0.592% due 10/25/2036	97	78
0.592% due 12/25/2036	2,164	1,575
0.622% due 01/25/2047	1,185	1,014
0.812% due 03/25/2034	444	435

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	362	348
0.835% due 01/20/2034	1,762	1,163

Home Equity Asset Trust
0.582% due 05/25/2037	828	658
1.442% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,652	1,439

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	241	173
0.632% due 03/25/2036	716	704

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	95	93
0.582% due 04/25/2037	851	805
0.602% due 07/25/2037	839	720
0.652% due 04/25/2047	577	517

Irwin Home Equity Corp.
1.062% due 07/25/2032	306	169

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	329	302
0.562% due 08/25/2036	11	11
0.572% due 07/25/2036	896	828
0.572% due 08/25/2036	372	335
0.572% due 10/25/2036	2,212	1,945
0.582% due 03/25/2047	715	546
0.602% due 03/25/2037	946	799

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	1,199	852

Lehman XS Trust
0.592% due 05/25/2046	160	156
0.602% due 06/25/2046	209	205
0.602% due 08/25/2046	107	107
0.602% due 11/25/2046	2,058	1,925
0.642% due 11/25/2036	522	503
0.672% due 04/25/2037	4,271	2,571

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	472	434
0.582% due 10/25/2036	17	16
0.702% due 08/25/2035	31	29
0.802% due 10/25/2034	359	147
1.222% due 03/25/2032	123	93

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	810	758
0.572% due 01/25/2037	622	262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.582% due 11/25/2036	$935	$862
0.602% due 05/25/2037	796	691

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	2,000	1,986

Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	1,859	1,636

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	8	8
0.592% due 08/25/2036	1,327	1,251
0.592% due 07/25/2037	84	76
0.602% due 09/25/2037	32	29
0.642% due 02/25/2037	1,425	1,183

Morgan Stanley ABS Capital I
0.562% due 09/25/2036	27	26
0.562% due 10/25/2036	1,220	1,115
0.562% due 01/25/2037	1,297	1,129
0.572% due 10/25/2036	1,103	964
0.572% due 11/25/2036	2,157	2,018
0.582% due 05/25/2037	3,934	3,166
0.622% due 09/25/2036	125	89
1.322% due 07/25/2037	584	489

Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	963	857

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	547	500

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	539	483

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,322	925
0.782% due 06/25/2035	82	63

Option One Mortgage Loan Trust
0.562% due 02/25/2037	128	125
0.572% due 01/25/2037	1,110	1,042
0.582% due 07/25/2037	1,109	913
1.062% due 06/25/2032	58	30
1.062% due 08/25/2032	257	139

Park Place Securities, Inc.
0.782% due 09/25/2035	617	396

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	2,075	1,575

Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	572	336
0.962% due 08/25/2033	1,307	768
1.022% due 12/25/2033	711	390

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	61	56
0.622% due 08/25/2046	375	350
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.582% due 01/25/2037	625	533
0.592% due 11/25/2036	1,940	1,871
0.592% due 02/25/2037	757	666
0.602% due 10/25/2036	230	224
0.632% due 04/25/2037	1,266	1,131
1.022% due 07/25/2032	150	69

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037	468	450

SACO I, Inc.
0.582% due 05/25/2036	446	266

Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032	77	66

Saxon Asset Securities Trust
0.582% due 10/25/2046	413	397

SBI HELOC Trust
0.692% due 08/25/2036	727	642

Sears Credit Account Master Trust
0.776% due 04/16/2013	700	693

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		$615	$544
0.572% due 09/25/2036		320	281

SLC Student Loan Trust
1.214% due 02/15/2015		3,116	3,106

SLM Student Loan Trust
1.139% due 04/25/2014		4,449	4,432
1.149% due 10/27/2014		4,018	4,000
1.149% due 10/25/2016		455	455
1.149% due 07/25/2017		1,043	1,041
1.159% due 07/25/2017		2,300	2,184
2.659% due 04/25/2023		51,449	50,564

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		1,582	1,192
0.622% due 10/25/2036		2	2

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		55	53
0.582% due 01/25/2038		1,010	850
1.202% due 01/25/2034		90	59

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		419	367

Structured Asset Securities Corp.
0.572% due 10/25/2036		5,593	4,898
0.602% due 01/25/2037		705	612
0.622% due 01/25/2037		1,019	667
0.632% due 04/25/2036		333	324
0.812% due 01/25/2033		1,775	900
4.900% due 04/25/2035		3,507	1,869

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		121	119

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		1,336	1,119

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		531	436

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		193	188
0.622% due 03/25/2037		517	467
0.762% due 10/25/2035		3,091	2,822

Total Asset-Backed Securities (Cost $286,821)			254,370

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,300	3,039

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,388

BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	200,000	1,921

Mizuho Bank Ltd.
1.432% due 12/31/2049		800,000	8,033

Sumitomo Mitsui Banking Corp.
1.484% due 12/31/2049		100,000	1,006
1.488% due 11/26/2049		200,000	2,008
1.570% due 06/29/2049		700,000	6,723

Total Foreign Currency-Denominated Issues (Cost $21,754)			24,118

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	$4,790

Total Convertible Preferred Stocks (Cost $3,950)			4,790

See Accompanying Notes	Annual Report	March 31, 2009	175

Schedule of Investments  Short-Term Fund  (Cont.)

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
2.717% due 12/31/2049	328	$3,285

Total Preferred Stocks (Cost $3,489)		3,285

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 3.3%

Bank of Ireland
0.561% due 02/26/2010	$1,200	1,146

Barclays Bank PLC
1.351% due 08/10/2009	9,670	9,650

Calyon Financial, Inc.
1.267% due 06/29/2010	400	394

Governor & Co. of the Bank of Ireland
1.134% due 01/15/2010	31,900	30,657

Nordea Bank Finland PLC
0.521% due 04/09/2009	33,800	33,800

Sao Paolo IMI NY
1.924% due 06/09/2010	8,700	8,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Svenska Handelsbanken AB
0.541% due 06/19/2009	$4,000	$4,001

Unicredito Italiano NY
1.156% due 05/15/2009	53,500	53,497

		141,844

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.230% due 04/07/2009	2,500	2,500

REPURCHASE AGREEMENTS 1.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	8,202	8,202
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,368. Repurchase proceeds are $8,202.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	55,800	55,800

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $56,695. Repurchase proceeds are $55,800.)
		64,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.7%
0.132% due 04/29/2009 - 05/15/2009 (c)(e)(f)	$31,470	$31,467

U.S. TREASURY BILLS 3.1%
0.132% due 04/02/2009 - 06/11/2009 (c)(e)(f)	131,475	131,465

Total Short-Term Instruments (Cost $372,496)		371,278

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		9,814

Total Investments 146.4% (Cost $6,494,355)		$6,284,164

Written Options (k) (0.0%) (Premiums $142)		(32)

Other Assets and Liabilities (Net) (46.4%)		(1,991,488)

Net Assets 100.0%		$4,292,644

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	The Short-Term Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $154,127 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,400 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $234,112 at a weighted average interest rate of 1.362%. On March 31, 2009, securities valued at $6,663 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,061 and cash of $9,083 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	315	$4,057
90-Day Eurodollar December Futures	Long	12/2009	7,258	52,079
90-Day Eurodollar December Futures	Long	12/2011	166	63
90-Day Eurodollar June Futures	Long	06/2009	325	2,218
90-Day Eurodollar June Futures	Long	06/2011	1,646	888
90-Day Eurodollar March Futures	Long	03/2011	3,291	1,475
90-Day Eurodollar September Futures	Long	09/2011	184	97
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5,530	16,533

				$77,410

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Diamond Offshore Drilling, Inc.	DUB	(0.230%	)	06/20/2012	0.574%		$3,800	$41	$0	$41
GlobalSantaFe Corp.	DUB	(0.500%	)	06/20/2012	0.569%		3,800	8	0	8
Nabors Industries, Inc.	CITI	(0.480%	)	06/20/2012	2.703%		3,800	251	0	251
Noble Corp.	DUB	(0.510%	)	06/20/2012	0.711%		3,800	23	0	23
UBS Warburg LLC	BCLY	(1.950%	)	03/20/2014	2.290%	EUR	8,100	150	0	150
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$9,000	7	0	7
UBS Warburg LLC	CSFB	(2.050%	)	12/20/2013	2.290%	EUR	6,300	77	0	77

								$557	$0	$557

176	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.327%	$3,800	$(532)	$0	$(532)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	4.388%	3,800	(429)	0	(429)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	7,000	(672)	0	(672)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	1,300	(126)	0	(126)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	1,300	(194)	0	(194)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	200	(4)	0	(4)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	1,800	(36)	0	(36)
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	2.961%	7,600	(500)	0	(500)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.492%	3,800	(140)	0	(140)
Merrill Lynch & Co., Inc.	RBS	0.800%	09/20/2012	6.136%	4,700	(705)	0	(705)
Morgan Stanley	BOA	0.870%	09/20/2012	3.995%	2,800	(264)	0	(264)
Morgan Stanley	JPM	0.800%	09/20/2012	3.995%	10,000	(965)	0	(965)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	3.634%	3,800	(365)	0	(365)
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.877%	3,800	(179)	0	(179)

						$(5,111)	$0	$(5,111)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$6	$0	$6
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	0	0	0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	17,600	(635)	(117)	(518)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	26,000	(939)	(140)	(799)

					$(1,568)	$(257)	$(1,311)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$73	$7	$66
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	1,041	32	1,009
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	381	44	337
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$11,500	(925)	(771)	(154)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		14,300	(1,150)	(950)	(200)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		62,900	(5,057)	(4,151)	(906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		41,400	(7,996)	4	(8,000)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,200	(10,469)	(1,758)	(8,711)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(9,323)	160	(9,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		8,000	(1,837)	(102)	(1,735)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(85,805)	3,800	(89,605)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	926	(11)	937
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	602	51	551
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		54,600	390	458	(68)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	897	381	516
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	252	107	145
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	1,748	717	1,031

							$(116,252)	$(1,982)	$(114,270)

See Accompanying Notes	Annual Report	March 31, 2009	177

Schedule of Investments  Short-Term Fund  (Cont.)

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$366
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,803
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	714
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	1,101
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	555
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	827
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	934
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,432
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	112
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	465
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	545	281
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	1,224

						$5,101	$9,814

(k)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 20,000	$142	$32

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,654	$0	$8,112
Sales	451	20,000	217
Closing Buys	0	0	0
Expirations	(12,105)	0	(8,187)
Exercised	0	0	0

Balance at 03/31/2009	0	$20,000	$142

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$96,000	$97,560	$99,045

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	7,690	04/2009	$0	$(450)	$(450)
Buy		UBS	3,712	05/2009	0	(26)	(26)
Sell	BRL	DUB	19,446	06/2009	0	(129)	(129)
Buy		HSBC	40,899	06/2009	20	(13)	7
Sell		HSBC	21,453	06/2009	0	(1,100)	(1,100)
Sell	CLP	BCLY	267,804	05/2009	5	0	5
Sell		CITI	63,745	05/2009	2	0	2
Buy		HSBC	63,745	05/2009	12	0	12
Buy	CLP	JPM	2,447,604	05/2009	0	(931)	(931)
Sell		JPM	2,179,800	05/2009	766	0	766
Buy		BCLY	267,804	11/2009	0	(6)	(6)
Buy		CITI	63,745	11/2009	0	(2)	(2)
Buy	CNY	BCLY	128,792	07/2009	0	(900)	(900)
Sell		BCLY	471,492	07/2009	0	(3,831)	(3,831)
Buy		DUB	333,126	07/2009	0	(2,250)	(2,250)
Buy		HSBC	73,588	07/2009	0	(543)	(543)
Buy		JPM	39,412	07/2009	0	(343)	(343)
Buy	EUR	HSBC	10,382	04/2009	682	0	682
Buy		RBS	247	04/2009	0	(6)	(6)
Sell	GBP	DUB	7,841	04/2009	116	0	116
Buy		MSC	1,042	04/2009	0	(11)	(11)
Sell		MSC	13,124	04/2009	154	0	154

178	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	BNP	1,878,860	05/2009	$326	$0	$326
Sell		RBS	80,735	05/2009	7	0	7
Sell		MSC	1,878,859	06/2009	300	0	300
Buy	MXN	JPM	343,073	05/2009	0	(1,266)	(1,266)
Buy	PLN	HSBC	83,995	05/2009	0	(13,392)	(13,392)
Sell		HSBC	5,172	05/2009	223	0	223
Sell		JPM	777	05/2009	32	0	32
Sell		MSC	78,047	05/2009	12,602	0	12,602
Sell	RUB	BCLY	190,440	05/2009	1,509	0	1,509
Sell		HSBC	213,367	05/2009	1,052	0	1,052
Sell		JPM	71,199	05/2009	130	0	130
Buy		UBS	491,838	05/2009	0	(5,916)	(5,916)
Sell		UBS	16,832	05/2009	13	0	13
Buy	SGD	CITI	3,123	04/2009	0	(87)	(87)
Buy		DUB	1,992	04/2009	0	(41)	(41)
Buy		HSBC	775	04/2009	0	(20)	(20)
Sell		JPM	9,235	04/2009	82	0	82
Buy		RBS	1,314	04/2009	0	(30)	(30)
Buy		UBS	991	04/2009	0	(19)	(19)
Buy		HSBC	1,186	07/2009	0	(41)	(41)
Buy	ZAR	BCLY	23,786	05/2009	328	0	328
Sell		BCLY	23,786	05/2009	20	0	20
Buy		BCLY	23,786	11/2009	0	(22)	(22)

					$18,381	$(31,375)	$(12,994)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$287,861	$5,995,387	$916	$6,284,164
Short Sales, at value	0	(99,045)	0	(99,045)
Other Financial Instruments ++	77,410	(133,227)	66	(55,751)

Total	$365,271	$5,763,115	$982	$6,129,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$4,213	$(358)	$5	$1	$(1,648)	$(1,297)	$916
Other Financial Instruments ++	(159)	0	0	0	231	(6)	66

Total	$4,054	$(358)	$5	$1	$(1,417)	$(1,303)	$982

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	179

Schedule of Investments  Unconstrained Bond Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 20.9%

Short-Term Floating NAV Portfolio	20,109,907	$201,200

Total PIMCO Funds (Cost $201,163)		201,200

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 17.3%

American Express Bank FSB
5.500% due 04/16/2013	$8,500	7,340
6.000% due 09/13/2017	600	506

American Express Centurion Bank
0.583% due 03/23/2010	600	563
0.714% due 06/12/2012	2,200	1,832
6.000% due 09/13/2017	200	169

American Express Credit Corp.
5.875% due 05/02/2013	200	176

American General Finance Corp.
6.900% due 12/15/2017	300	105

American International Group, Inc.
4.950% due 03/20/2012	1,100	538
5.600% due 10/18/2016	1,500	663
5.850% due 01/16/2018	300	118
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018	6,700	2,871

ANZ National International Ltd.
6.200% due 07/19/2013	200	193

Bank of America Corp.
1.420% due 10/14/2016	1,300	821
5.650% due 05/01/2018	9,000	7,526
6.000% due 09/01/2017	2,325	1,983
8.000% due 12/29/2049	600	241
8.125% due 12/29/2049	4,400	1,810

Bank of America N.A.
1.777% due 06/23/2010	200	185

Barclays Bank PLC
6.050% due 12/04/2017	100	79
7.434% due 09/29/2049	200	83
7.700% due 04/29/2049	300	132

Bear Stearns Cos. LLC
5.300% due 10/30/2015	3,020	2,805

Block Financial LLC
7.875% due 01/15/2013	2,500	2,466

Capital One Financial Corp.
6.750% due 09/15/2017	100	84

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	8,400	7,912

Citigroup Capital XXI
8.300% due 12/21/2057	6,500	3,137

Citigroup, Inc.
4.125% due 02/22/2010	175	169
5.300% due 10/17/2012	500	441
5.500% due 04/11/2013	100	88
6.000% due 08/15/2017	7,800	6,746
6.125% due 11/21/2017	1,380	1,199
6.125% due 05/15/2018	200	173
8.400% due 04/29/2049	6,100	3,455

Credit Suisse New York
5.000% due 05/15/2013	1,300	1,258
6.000% due 02/15/2018	100	87

Deutsche Bank AG
4.875% due 05/20/2013	500	491
6.000% due 09/01/2017	750	726

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	$100	$71
7.375% due 10/28/2009	3,700	3,319
7.800% due 06/01/2012	50	34

General Electric Capital Corp.
1.611% due 01/08/2016	399	266
5.875% due 01/14/2038	100	72
6.875% due 01/10/2039	8,088	6,622

GMAC LLC
6.625% due 05/15/2012	200	110
6.875% due 09/15/2011	2,800	1,768
7.000% due 02/01/2012	200	114
7.250% due 03/02/2011	5,000	3,257
8.000% due 11/01/2031	1,500	558

Goldman Sachs Group, Inc.
1.532% due 06/28/2010	700	668
5.350% due 01/15/2016	2,800	2,486
5.750% due 10/01/2016	200	181
6.150% due 04/01/2018	2,300	2,106
6.250% due 09/01/2017	4,215	3,915
6.750% due 10/01/2037	500	339

HSBC Finance Corp.
1.192% due 10/21/2009	100	95

International Lease Finance Corp.
5.750% due 06/15/2011	2,200	1,430

John Deere Capital Corp.
2.042% due 06/10/2011	10,000	9,506

JPMorgan Chase & Co.
1.276% due 06/26/2009	100	100
7.900% due 04/29/2049	1,300	837

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	188

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	506	321

KeyCorp
6.500% due 05/14/2013	1,000	977

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (a)	9,300	9,373

Macquarie Bank Ltd.
4.100% due 12/17/2013	7,800	7,854

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	100	98
5.000% due 02/03/2014	5,000	3,860
6.400% due 08/28/2017	10,000	7,189
6.875% due 04/25/2018	600	470

Morgan Stanley
3.338% due 05/14/2010	2,000	1,949
6.000% due 04/28/2015	400	378
6.600% due 04/01/2012	1,000	1,005
6.625% due 04/01/2018	10,200	9,748

National City Corp.
3.125% due 04/30/2009	570	570

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	5,222

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	2,545	1,121
7.648% due 08/29/2049	900	406
9.118% due 03/31/2049	2,800	1,372

SLM Corp.
1.299% due 07/27/2009	1,800	1,734

Swedbank AB
3.000% due 12/22/2011	4,000	4,069

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,000	3,260
7.700% due 08/07/2013	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS AG
2.219% due 06/19/2010	$2,400	$2,265
5.750% due 04/25/2018	250	210

Wachovia Bank N.A.
1.650% due 03/15/2016	900	539

Wachovia Corp.
1.360% due 08/01/2013	4,000	2,947
5.300% due 10/15/2011	1,000	988

Wells Fargo Bank N.A.
4.750% due 02/09/2015	1,000	855

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	143

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	200

		166,519

INDUSTRIALS 9.1%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,032

Altria Group, Inc.
9.700% due 11/10/2018	5,000	5,455

Black & Decker Corp.
8.950% due 04/15/2014 (a)	4,600	4,545

Boston Scientific Corp.
6.000% due 06/15/2011	100	97

Cardinal Health, Inc.
1.705% due 10/02/2009	300	295

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,607

Con-way, Inc.
7.250% due 01/15/2018	2,500	1,944

CVS Caremark Corp.
1.561% due 06/01/2010	950	916

Daimler Finance North America LLC
8.500% due 01/18/2031	2,000	1,794

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,000

General Electric Co.
5.250% due 12/06/2017	9,000	8,343

General Motors Corp.
8.800% due 03/01/2021	300	40

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	200	203

Kraft Foods, Inc.
5.625% due 11/01/2011	100	104
6.125% due 02/01/2018	100	100

Kroger Co.
6.400% due 08/15/2017	500	514

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
7.500% due 02/15/2019	5,000	5,320

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	3,440

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	3,931

Pemex Project Funding Master Trust
5.750% due 03/01/2018	7,900	6,636

PepsiCo, Inc.
7.900% due 11/01/2018	1,500	1,848

180	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petrobras International Finance Co.
7.875% due 03/15/2019	$7,200	$7,497

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	5,600	5,593

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
6.125% due 01/15/2017	5,000	3,341

Shell International Finance BV
6.375% due 12/15/2038	3,000	3,176

Southern Co.
1.951% due 08/20/2010	200	200

Staples, Inc.
9.750% due 01/15/2014	6,000	6,289

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,233

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,512

		87,727

UTILITIES 0.3%

AT&T, Inc.
5.500% due 02/01/2018	100	97

British Telecommunications PLC
5.950% due 01/15/2018	800	652

Embarq Corp.
6.738% due 06/01/2013	600	560

Enel Finance International S.A.
6.250% due 09/15/2017	200	182

Virginia Electric and Power Co.
8.875% due 11/15/2038	900	1,105

		2,596

Total Corporate Bonds & Notes (Cost $266,053)		256,842

MUNICIPAL BONDS & NOTES 3.0%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	150	118

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,300	2,021

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,287

Cincinnati, Ohio City School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,165

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,314

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	191

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	530

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,086
5.750% due 06/01/2043	4,600	3,133

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	$1,900	$1,840

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	100	103

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	200	195

San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028	2,200	2,205

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	100	91

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,118

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	100	111

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	100	106
8.190% due 10/01/2031	170	186

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	200	193

Total Municipal Bonds & Notes (Cost $28,644)		28,993

U.S. GOVERNMENT AGENCIES 82.6%

Fannie Mae
0.582% due 12/25/2036	625	559
0.622% due 01/25/2021	147	145
0.652% due 03/25/2036	402	343
0.872% due 09/25/2042	135	123
1.422% due 04/25/2032	11	11
1.625% due 11/25/2023	181	180
3.022% due 03/01/2044 - 09/01/2044	964	953
4.000% due 05/01/2024	10,000	10,138
4.476% due 05/01/2035	977	999
4.846% due 09/01/2031	14	14
5.000% due 07/25/2019 - 12/01/2038	4,495	4,645
5.089% due 06/01/2035	679	700
5.500% due 03/01/2036 - 05/01/2039	387,034	401,842
5.500% due 09/01/2038 (h)	2,043	2,123
5.507% due 12/01/2035	42	44
6.000% due 05/01/2024 - 05/01/2039	185,405	193,708
6.500% due 08/01/2029 - 04/01/2039	39,833	41,963

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	51	52

Freddie Mac
0.756% due 10/15/2020	58	57
3.222% due 07/25/2044	746	731
4.500% due 10/15/2019	34	35
5.000% due 04/15/2018 - 11/15/2021	260	263
5.500% due 06/01/2036 - 04/01/2039	5,395	5,599
6.500% due 10/25/2043	210	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 05/01/2039	$500	$516
6.000% due 12/15/2028 - 04/01/2039	93,994	98,313
6.500% due 04/15/2038 - 04/01/2039	27,781	29,134

Overseas Private Investment Corp.
0.000% due 09/20/2013	852	880

Total U.S. Government Agencies (Cost $784,645)		794,290

U.S. TREASURY OBLIGATIONS 16.6%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2018	12,093	12,270
2.000% due 01/15/2026	1,596	1,581
2.125% due 01/15/2019 (g)	13,668	14,608
2.500% due 07/15/2016	20,907	22,436
2.500% due 01/15/2029	6,981	7,588
2.625% due 07/15/2017	1,528	1,665

U.S. Treasury Bonds
5.375% due 02/15/2031	6,000	7,579
7.125% due 02/15/2023	4,000	5,627
7.875% due 02/15/2021	14,800	21,474
8.125% due 05/15/2021	30,300	44,929
8.500% due 02/15/2020	6,000	8,961

U.S. Treasury Strips
0.000% due 11/15/2021	18,000	11,397

Total U.S. Treasury Obligations (Cost $151,612)		160,115

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
0.732% due 10/25/2046	295	96

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,725	2,070
5.660% due 09/25/2045	2,068	1,112

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	782	768

Banc of America Mortgage Securities, Inc.
4.368% due 01/25/2035	1,334	1,067

Bear Stearns Adjustable Rate Mortgage Trust
4.861% due 04/25/2034	677	452
5.473% due 05/25/2047	96	50

Bear Stearns Alt-A Trust
0.722% due 02/25/2034	298	70
5.718% due 11/25/2036	192	89

Chase Mortgage Finance Corp.
4.605% due 02/25/2037	2,418	1,845
4.825% due 02/25/2037	1,438	908
4.933% due 02/25/2037	262	201

Chaseflex Trust
0.982% due 07/25/2037	1,331	549

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	66	42
6.008% due 09/25/2037	386	193

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	65	63
0.740% due 12/20/2046	387	126
5.500% due 03/25/2036	263	153
6.500% due 06/25/2036	64	32

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	63	37

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	83	34
3.853% due 07/19/2044	11	7

See Accompanying Notes	Annual Report	March 31, 2009	181

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	$457	$391

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	4,319	1,537
0.776% due 05/19/2035	170	63
0.796% due 03/19/2036	360	132

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	22	16

Mellon Residential Funding Corp.
0.906% due 11/15/2031	183	141
0.996% due 12/15/2030	71	57

Morgan Stanley Mortgage Loan Trust
4.829% due 08/25/2034	175	103
5.416% due 06/25/2036	280	205

Residential Accredit Loans, Inc.
0.772% due 02/25/2036	1,057	353

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	64	25

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	288	117
0.742% due 05/25/2036	367	129
0.802% due 02/25/2036	127	49

Structured Asset Securities Corp.
5.000% due 12/25/2034	33	31

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	199	138
5.308% due 11/15/2048	900	601

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	65	27
2.333% due 02/25/2047	291	89
2.363% due 01/25/2047	146	53
2.613% due 06/25/2046	166	63
3.955% due 09/25/2046	68	26
4.546% due 10/25/2034	1,696	1,271
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.265% due 07/25/2035	87	72
4.574% due 12/25/2034	1,444	1,128

Total Mortgage-Backed Securities (Cost $15,944)		16,986

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.672% due 12/25/2035	18	18

Argent Securities, Inc.
0.572% due 10/25/2036	16	15
0.722% due 10/25/2035	119	96

Asset-Backed Funding Certificates
0.872% due 06/25/2034	83	41

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	31	26
0.852% due 01/25/2036	143	127
0.872% due 09/25/2034	88	77
5.500% due 08/25/2036	2,147	1,150

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	557	167

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	334	308
0.622% due 06/25/2037	177	132
0.682% due 01/25/2036	217	201

Chase Issuance Trust
2.820% due 09/15/2015	500	458

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		$62	$49

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		124	112
0.572% due 12/25/2046		7	6
0.682% due 02/25/2036		7	7
0.862% due 12/25/2036		57	33

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		58	48
6.280% due 05/25/2035		2,600	1,381

First NLC Trust
0.592% due 08/25/2037		61	39

Fremont Home Loan Trust
0.582% due 01/25/2037		83	71

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		13	12

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		20	19

JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036		9	9
0.582% due 03/25/2047		55	42
0.602% due 08/25/2036		46	41

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035		22	21
0.802% due 10/25/2034		14	6

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036		81	76
0.582% due 11/25/2036		296	273

Option One Mortgage Loan Trust
0.652% due 07/25/2037		100	48

SLC Student Loan Trust
1.214% due 02/15/2015		92	91

SLM Student Loan Trust
1.159% due 10/25/2016		93	93
2.459% due 01/25/2018		3,525	3,404
2.659% due 04/25/2023		399	392

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		54	41

USAA Auto Owner Trust
4.980% due 10/15/2012		525	535

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		9	9

Total Asset-Backed Securities (Cost $9,590)			9,674

SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
5.950% due 03/19/2019		4,000	3,920

Total Sovereign Issues (Cost $3,992)			3,920

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	205,000	1,961

CIT Group, Inc.
4.250% due 09/22/2011	EUR	900	747

Citigroup, Inc.
1.698% due 06/28/2013		100	94
2.829% due 01/12/2012		800	856

Goldman Sachs Group, Inc.
4.750% due 01/28/2014	EUR	30	35
5.375% due 02/15/2013		200	246

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		200	182

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	$390

SLM Corp.
4.750% due 03/17/2014	EUR	400	276

Total Foreign Currency-Denominated Issues (Cost $5,081)			4,787

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		74,900	404

Bank of America Corp.
7.250% due 12/31/2049		3,000	1,274

Wells Fargo & Co.
7.500% due 12/31/2049		3,600	1,724

Total Convertible Preferred Stocks (Cost $5,133)			3,402

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		1,000	1

Total Preferred Stocks (Cost $1)			1

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)

0.190% due 04/01/2009		3,300	3,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $3,376. Repurchase proceeds are $3,300.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		571	571
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $571.)

			8,871

U.S. CASH MANAGEMENT BILLS 0.2%
0.462% due 04/29/2009 - 05/15/2009 (b)(e)(f)		1,800	1,800

U.S. TREASURY BILLS 1.1%
0.125% due 04/02/2009 - 05/07/2009 (b)(e)		11,055	11,054

Total Short-Term Instruments (Cost $21,725)			21,725

Total Investments 156.1% (Cost $1,493,583)			$1,501,935

Written Options (j) (0.0%) (Premiums $964)			(275)

Other Assets and Liabilities (Net) (56.1%)			(539,564)

Net Assets 100.0%			$962,096

182	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Unconstrained Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,479 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $900 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $6,060 at a weighted average interest rate of 0.420%. On March 31, 2009, securities valued at $6,312 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $745 and cash of $2,506 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	182	$5
90-Day Euribor September Futures	Long	09/2010	133	3
90-Day Eurodollar June Futures	Long	06/2009	334	385
90-Day Eurodollar March Futures	Long	03/2010	7	47
90-Day Eurodollar September Futures	Long	09/2009	571	522
Euro-Bobl June Futures	Long	06/2009	255	104
Euro-Bund 10-Year Bond June Futures	Long	06/2009	206	164
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	368
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	139	31
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	54

				$1,683

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)		Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.270%			$500	$13	$0	$13
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	6.843%			1,700	473	0	473
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%			5,000	(73)	0	(73)
Black & Decker Corp.	BOA	(2.200%	)	06/20/2014	(2.200%	)		4,600	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%			2,500	(4)	0	(4)
BNP Paribas	JPM	(0.660%	)	03/20/2014	1.060%			10,000	182	0	182
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	2.269%			800	50	0	50
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	5.108%			2,500	190	0	190
Cox Communications, Inc.	JPM	(0.690%	)	09/20/2013	1.350%			1,000	27	0	27
CVS Caremark Corp.	BCLY	(1.300%	)	06/20/2010	0.877%			900	(5)	0	(5)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.849%			20,000	(195)	0	(195)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	1.450%			1,200	52	0	52
Kroger Co.	DUB	(0.775%	)	09/20/2017	1.063%			500	10	0	10
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%			5,000	(13)	0	(13)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%			5,000	(16)	0	(16)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%			3,400	(42)	0	(42)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%			5,000	(536)	0	(536)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%			6,000	(29)	0	(29)
Progress Energy, Inc.	BCLY	(0.425%	)	09/20/2013	0.714%			400	5	0	5
Progress Energy, Inc.	BCLY	(0.600%	)	03/20/2014	0.720%			20,000	108	0	108
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%			2,000	156	0	156
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%			5,000	821	0	821
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.651%			1,200	0	0	0
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%			16,100	24	0	24
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%			6,000	(433)	0	(433)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%			1,400	53	0	53
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%		EUR	800	(4)	0	(4)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.588%			$1,000	8	0	8

									$822	$0	$822

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	$100	$(10)	$(13)	$3
CIT Group, Inc.	JPM	5.000%	06/20/2010	19.043%	900	(127)	(166)	39
Exxon Mobil Corp.	BCLY	0.970%	03/20/2014	0.499%	20,000	452	0	452
General Electric Capital Corp.	DUB	4.700%	12/20/2013	7.440%	4,000	(363)	0	(363)
Pacific Gas & Electric Co.	BCLY	3.750%	03/20/2014	2.199%	20,000	1,398	0	1,398

						$1,350	$(179)	$1,529

See Accompanying Notes	Annual Report	March 31, 2009	183

Schedule of Investments Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$604	$(274)	$(229)	$(45)
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,475)	(1,354)	(121)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(562)	(516)	(46)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	585	(59)	(47)	(12)

					$(2,370)	$(2,146)	$(224)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,200	$27	$17	$10
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		7,000	158	107	51
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBS		3,100	69	47	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$16,600	1,334	1,112	222
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		700	56	47	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(348)	(48)	(300)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,300	(400)	82	(482)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA		8,300	(773)	(718)	(55)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		1,800	(167)	(73)	(94)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		100,000	(9,310)	(7,073)	(2,237)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI		1,700	(163)	(206)	43
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(1,727)	(614)	(1,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(8)	(130)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(449)	(105)	(344)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	123	(19)	142
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	114	(20)	134
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	BCLY		10,000	988	593	395
Pay	6-Month GBP-LIBOR	3.500%	09/16/2019	HSBC		1,200	(39)	(9)	(30)

							$(10,637)	$(6,897)	$(3,740)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	91	$66	$63
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	85	18	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	176	172	38
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	112	35	24

				$291	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$27,600	$115	$73
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	11,300	55	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	11,300	85	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	1,300	9	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,100	27	0

184	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	$5,100	$37	$0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	20,900	22	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	20,900	165	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,800	41	5
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	11

							$636	$94

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$56	$ 37	$36

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	745	128,956	1,053
Closing Buys	(256)	(700)	(80)
Expirations	(25)	0	(9)
Exercised	0	0	0

Balance at 03/31/2009	464	$128,256	$964

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$4,300	$4,371	$4,436
Fannie Mae	5.000%	05/01/2039	5,000	5,166	5,171
Ginnie Mae	5.500%	04/01/2039	2,000	2,066	2,082
U.S. Treasury Notes	4.000%	08/15/2018	36,500	39,684	40,785

				$51,287	$52,474

(6)	Market value includes $202 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	JPM	481	04/2009	$5	$0	$5
Buy	CNY	DUB	310	07/2009	0	(3)	(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	338	04/2009	0	(21)	(21)
Sell		HSBC	2,711	04/2009	2	(175)	(173)
Buy		RBS	326	04/2009	0	(8)	(8)
Sell	GBP	DUB	496	04/2009	7	0	7
Sell		MSC	830	04/2009	10	0	10
Sell	JPY	BNP	95,971	05/2009	17	0	17
Sell		MSC	95,971	06/2009	15	0	15
Buy	RUB	BCLY	9,760	05/2009	0	(7)	(7)
Sell		BCLY	6,914	05/2009	8	0	8
Sell		DUB	1,137	05/2009	3	0	3
Sell		JPM	1,709	05/2009	3	0	3

					$70	$(215)	$(145)

See Accompanying Notes	Annual Report	March 31, 2009	185

Schedule of Investments Unconstrained Bond Fund (Cont.)	March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$204,603	$1,297,280	$52	$1,501,935
Short Sales, at value	0	(52,474)	0	(52,474)
Other Financial Instruments ++	1,683	(2,033)	0	(350)

Total	$206,286	$1,242,773	$52	$1,449,111

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$51	$0	$0	$1	$0	$52
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$51	$0	$0	$1	$0	$52

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

186	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Tax Managed Bond Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 5.2%

Bank of America Corp.
8.125% due 12/29/2049	$300	$124

General Electric Capital Corp.
6.875% due 01/10/2039	150	123

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	350	154

Total Corporate Bonds & Notes (Cost $369)		401

MUNICIPAL BONDS & NOTES 93.8%

CALIFORNIA 29.5%

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2004
0.200% due 10/01/2029	200	200

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	100	100

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	200	200

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	132

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018 (a)	500	532

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.250% due 05/01/2022	100	100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	100	100

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	200	200

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	294

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	133

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	100	100

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	100	100

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
0.250% due 07/01/2028	100	100

		2,291

COLORADO 3.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	100	100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	200	200

		300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DISTRICT OF COLUMBIA 2.6%

District of Columbia General Obligation Bonds, Series 2008
2.000% due 06/01/2027	$100	$100

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	100	100

		200

FLORIDA 1.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	100	100

ILLINOIS 5.0%

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	112

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	276

		388

KANSAS 4.9%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	384

MASSACHUSETTS 5.8%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	250	250

		450

MISSOURI 1.3%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.350% due 03/01/2040	100	100

NEW HAMPSHIRE 1.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	100	100

NEW YORK 7.0%

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	137

New York State Dormitory Authority Revenue Bonds, Series 2000
0.260% due 07/01/2029	200	200

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	107

		544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NORTH CAROLINA 1.3%

Charlotte-Mecklenburg, North Carolina Hospital Authority Revenue Bonds, Series 2005
0.300% due 01/15/2026	$100	$100

OHIO 1.4%

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	110

OKLAHOMA 4.5%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	350	350

PENNSYLVANIA 2.5%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.350% due 06/01/2020	200	200

SOUTH CAROLINA 1.3%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	100	100

TEXAS 7.6%

Houston, Texas Revenue Bonds, (ACG Insured), Series 2009
5.250% due 11/15/2033 (a)	250	245

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	100	100

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	134

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	100	112

		591

UTAH 6.4%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	500	500

VIRGINIA 1.3%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	100	100

WASHINGTON 3.2%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036 (a)	250	246

WISCONSIN 1.8%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	138

Total Municipal Bonds & Notes (Cost $7,291)		7,292

See Accompanying Notes	Annual Report	March 31, 2009	187

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
6.000% due 04/01/2039	$500	$522

Total U.S. Government Agencies (Cost $521)		522

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011	15,800	85

Total Convertible Preferred Stocks (Cost $141)		85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

REPURCHASE AGREEMENTS 25.6%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,989	$1,989

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $2,030. Repurchase proceeds are $1,989.)

Total Short-Term Instruments (Cost $1,989)		1,989

Total Investments 132.4% (Cost $10,311)		$10,289

Written Options (d) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (32.4%)		(2,516)

Net Assets 100.0%		$7,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $16 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	2	$0
90-Day Euribor September Futures	Long	09/2010	2	0
90-Day Eurodollar September Futures	Long	09/2009	2	2
Euro-Bund 10-Year Bond June Futures	Long	06/2009	1	1

				$3

(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%	$100	$0	$0	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BNP	$1,000	$(93)	$(90)	$(3)

(d)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1	$0	$0

188	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$200	$1	$1

Transactions in written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount	Premium
Balance at 01/30/2009	0	$0	$0
Sales	1	200	1
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2009	1	$200	$1

(e)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	1	04/2009	$0	$0	$0
Sell		CITI	1	04/2009	0	0	0
Sell		GSC	1	04/2009	0	0	0

					$0	$0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$85	$10,204	$0	$10,289
Other Financial Instruments ++	3	(4)	0	(1)

Total	$88	$10,200	$0	$10,288

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	189

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
03/31/2009	$10.81	$0.36	$(2.58)	$(2.22)	$(0.33)	$(0.19)
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
03/31/2009	$10.71	$0.54	$(1.94)	$(1.40)	$(0.59)	$(0.21)
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)

Emerging Local Bond Fund
Class D
03/31/2009	$9.87	$0.51	$(2.12)	$(1.61)	$(0.09)	$0.00
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)

Emerging Markets Bond Fund
Class D
03/31/2009	$10.68	$0.55	$(1.93)	$(1.38)	$(0.65)	$(0.10)
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)

Floating Income Fund
Class D
03/31/2009	$9.05	$0.41	$(2.03)	$(1.62)	$0.00	$0.00
03/31/2008	10.55	0.52	(1.28)	(0.76)	(0.60)	(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
03/31/2009	$11.54	$0.46	$(2.60)	$(2.14)	$(0.27)	$(1.00)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.
(e)	Effective October 1, 2008, the supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

190	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.52)	$8.07	(20.93)%	$145,921	1.25%		1.25%		3.57%	95%
0.00	(1.50)	10.81	14.65	565,027	1.25		1.25		4.20	31
0.00	(0.69)	10.79	10.01	352,533	1.25		1.25		4.13	11
0.00	(0.26)	10.46	7.26	224,896	1.25	*(d)	1.25	*(d)	3.19 *	6

$0.00	$(0.80)	$8.51	(13.26)%	$18,412	1.19%		1.15%		5.67%	244%
0.00	(0.64)	10.71	2.10	28,357	1.23		1.15		5.39	234
0.00	(0.73)	11.13	7.99	31,332	1.15		1.15		5.01	190
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87	128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52	44

$(0.40)	$(0.49)	$7.77	(16.74)%	$4,698	1.35%		1.35%		5.63%	78%
0.00	(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	6.00 *	67

$0.00	$(0.75)	$8.55	(13.02)%	$113,093	1.28%		1.25%		5.81%	220%
0.00	(0.94)	10.68	4.58	176,334	1.25		1.25		5.11	148
0.00	(1.12)	11.13	10.33	202,100	1.25		1.25		4.87	238
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96	280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85	415

$(0.43)	$(0.43)	$7.00	(18.42)%	$17,493	1.03%		0.95%		4.90%	245%
(0.02)	(0.74)	9.05	(7.62)	37,762	0.96		0.95		5.05	111
0.00	(0.65)	10.55	8.04	147,775	0.95		0.95		4.57	138
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70	83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30 *	18

$(0.11)	$(1.38)	$8.02	(18.57)%	$113,927	1.30	%(e)	0.93	%(e)	4.67%	653%
0.00	(0.68)	11.54	20.47	176,950	1.23		0.95		3.51	798
0.00	(0.38)	10.21	7.05	145,187	0.95		0.95		3.40	644
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95	480
0.00	(0.25)	10.83	10.80	85,296	0.95	*(b)	0.95	*(b)	1.78 *	344

Annual Report	March 31, 2009	191

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
03/31/2009	$10.39	$0.41	$(0.93)	$(0.52)	$(0.33)	$(0.49)
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)

Global Advantage Strategy Bond Fund
Class D
02/05/2009 - 03/31/2009	$10.00	$0.03	$0.06	$0.09	$(0.03)	$0.00

Global Bond Fund (Unhedged)
Class D
07/31/2008 - 03/31/2009	$10.33	$0.25	$(1.34)	$(1.09)	$(0.18)	$(0.88)

GNMA Fund
Class D
03/31/2009	$11.37	$0.48	$0.09	$0.57	$(0.48)	$(0.13)
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)

High Yield Fund
Class D
03/31/2009	$9.20	$0.63	$(2.62)	$(1.99)	$(0.58)	$0.00
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00

Income Fund
Class D
03/31/2009	$9.92	$0.67	$(1.44)	$(0.77)	$(0.61)	$0.00
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Class D
03/31/2009	$10.44	$0.50	$(0.76)	$(0.26)	$(0.48)	$(0.04)
03/31/2008	10.37	0.48	0.12	0.60	(0.50)	(0.03)
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.75%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.

192	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.82)	$9.05	(4.75)%	$105,439	1.13	%(b)	0.93	%(b)	4.27%	779%
0.00	(0.33)	10.39	5.52	152,415	1.27		0.95		3.42	969
(0.02)	(0.50)	10.17	3.58	208,962	0.95		0.95		3.11	653
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95	571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44	477

$0.00	$(0.03)	$10.06	0.95%	$388	1.10	%*(e)(f)(g)	1.10	%*(e)(f)(g)	2.26%*	57%

$(0.06)	$(1.12)	$8.12	(10.29)%	$810	1.11	%*	0.95	%*	4.58%*	693%

$0.00	$(0.61)	$11.33	5.30%	$139,917	1.06%		0.90%		4.26%	1,652%
0.00	(0.59)	11.37	7.94	36,541	1.32		0.90		4.63	839
0.00	(0.49)	11.11	6.58	13,076	1.46		0.90		4.50	1,009
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46	1,069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78	1,209

$(0.07)	$(0.65)	$6.56	(22.33)%	$509,635	0.91%		0.90%		8.22%	354%
0.00	(0.68)	9.20	(0.70)	370,463	0.91		0.90		6.73	187
0.00	(0.66)	9.94	8.75	434,491	0.90		0.90		6.64	75
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83	105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47	62

$0.00	$(0.61)	$8.54	(7.96)%	$4,975	1.25	%(h)	0.70	%(i)	7.54%	153%
0.00	(0.55)	9.92	4.79	342	1.67	(c)	0.70	(d)	5.43	276
0.00	0.00	10.00	0.00	10	0.70	*	0.70	*	(0.70)*	0

$0.00	$(0.52)	$9.66	(2.42)%	$191,774	0.90%		0.90%		5.13%	348%
0.00	(0.53)	10.44	5.93	5,482	0.98		0.90		4.67	115
0.00	(0.48)	10.37	6.83	2,219	0.90		0.90		4.43	98
0.00	(0.44)	10.17	2.17	1,150	0.90		0.90		4.01	168
0.00	(0.46)	10.38	3.48	166	0.90	*	0.90	*	3.48 *	57

(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 17.63%.
(f)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(g)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

Annual Report	March 31, 2009	193

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund
Class D
03/31/2009	$10.14	$0.39	$(0.71)	$(0.32)	$(0.39)	$(0.13)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)

Mortgage-Backed Securities Fund
Class D
03/31/2009	$10.88	$0.68	$(0.61)	$0.07	$(0.65)	$(0.09)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)

Short-Term Fund
Class D
03/31/2009	$9.81	$0.35	$(0.28)	$0.07	$(0.34)	$(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)

Unconstrained Bond Fund
Class D
06/30/2008 - 03/31/2009	$10.00	$0.19	$0.11	$0.30	$(0.13)	$0.00

Unconstrained Tax Managed Bond Fund
Class D
01/30/2009 - 03/31/2009	$10.00	$0.02	$(0.23)	$(0.21)	$(0.02)	$0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.35%.

194	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.52)	$9.30	(3.15)%	$477,259	0.78%		0.75%		4.00%	223%
0.00	(0.51)	10.14	7.30	507,062	0.75		0.75		4.35	141
0.00	(0.43)	9.95	4.97	417,681	0.75		0.75		4.25	73
0.00	(0.38)	9.90	1.69	548,707	0.75		0.75		3.25	68
0.00	(0.25)	10.11	0.58	691,405	0.75		0.75		1.77	278

$0.00	$(0.74)	$10.21	0.77%	$196,793	2.02%		0.90%		6.51%	1,093%
0.00	(0.56)	10.88	6.93	162,990	1.55		0.90		4.65	630
0.00	(0.47)	10.72	7.08	123,684	0.90		0.90		4.47	780
0.00	(0.39)	10.47	2.24	101,762	0.90		0.90		3.51	711
0.00	(0.50)	10.62	2.67	99,056	0.90		0.90		2.16	824

$0.00	$(0.49)	$9.39	0.71%	$138,124	0.80%		0.75%		3.68%	582%
0.00	(0.48)	9.81	3.41	75,692	0.76		0.75		4.56	191
0.00	(0.46)	9.96	4.51	72,940	0.75		0.75		4.38	187
0.00	(0.32)	9.98	2.91	126,925	0.75		0.75		3.07	230
0.00	(0.18)	10.01	1.20	204,131	0.75		0.75		1.47	356

$0.00	$(0.13)	$10.17	3.09%	$134,508	1.31	%*(b)	1.30	%*(c)	2.51%*	417%

$0.00	$(0.02)	$9.77	(2.08)%	$441	1.10	%*(d)	1.10	%*(d)	1.10%*	0%

Annual Report	March 31, 2009	195

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$2,010,834	$2,209,956	$1,383,898	$2,369,707	$732,660
Investments in Affiliates, at value	196,577	21,718	148,465	115,334	30,219
Repurchase agreements, at value	2,274	33,851	1,418	35,477	2,530
Cash	11	2,122	1,145	193	304
Deposits with counterparty	2,843	11,213	2,307	8,685	418
Foreign currency, at value	11,510	11,214	13,536	2,762	3,260
Receivable for investments sold	6,267	37,758	3,763	20,274	33,248
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	1,039	1,454	312	3,484	118
Interest and dividends receivable	15,315	32,545	28,370	40,024	7,895
Dividends receivable from Affiliates	38	10	31	17	10
Variation margin receivable	22	403	1	215	0
Swap premiums paid	114	24,557	7,540	2,742	1,751
Unrealized appreciation on foreign currency contracts	111,440	5,603	61,407	10,309	4,442
Unrealized appreciation on swap agreements	12,257	42,938	41,922	14,985	26,339
Other assets	0	0	0	0	0
	2,370,541	2,435,342	1,694,115	2,624,208	843,194

Liabilities:
Payable for reverse repurchase agreements	$0	$206,980	$0	$215,914	$0
Payable for investments purchased	59,238	106,623	19,731	29,890	39,551
Payable for investments in Affiliates purchased	38	10	31	17	10
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0
Payable for short sales	2,509	20,340	0	519	0
Payable to counterparty	5,250	12,831	15,031	1,360	6,660
Payable for Fund shares redeemed	3,582	1,933	4,984	2,999	615
Dividends payable	366	1,037	331	3,492	318
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	502	531	344	913	232
Accrued investment advisory fee	729	694	561	803	175
Accrued supervisory and administrative fee	696	485	627	766	158
Accrued distribution fee	47	53	3	68	7
Accrued servicing fee	79	36	4	86	20
Variation margin payable	0	0	0	0	3
Recoupment payable to Manager	5	0	6	0	0
Swap premiums received	1,127	13,250	6,531	13,167	18,472
Unrealized depreciation on foreign currency contracts	352,181	21,808	82,806	7,651	9,737
Unrealized depreciation on swap agreements	5,250	116,953	28,627	86,730	44,743
Other liabilities	3	15	116	90	0
	431,602	503,579	159,733	364,465	120,701

Net Assets	$1,938,939	$1,931,763	$1,534,382	$2,259,743	$722,493

Net Assets Consist of:
Paid in capital	$3,177,288	$2,494,274	$1,915,062	$2,883,529	$1,245,078
Undistributed (overdistributed) net investment income	(58,930)	(20,733)	(62,921)	(117,915)	(11,146)
Accumulated undistributed net realized gain (loss)	(645,920)	(74,313)	(37,065)	(128,012)	(366,289)
Net unrealized appreciation (depreciation)	(533,499)	(467,465)	(280,694)	(377,859)	(145,150)
	$1,938,939	$1,931,763	$1,534,382	$2,259,743	$722,493

Net Assets:
Class D	$145,921	$18,412	$4,698	$113,093	$17,493
Other Classes	1,793,018	1,913,351	1,529,684	2,146,650	705,000

Shares Issued and Outstanding:
Class D	18,077	2,164	605	13,234	2,500

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$8.07	$8.51	$7.77	$8.55	$7.00

Cost of Investments Owned	$2,312,767	$2,603,716	$1,655,721	$2,695,739	$855,687
Cost of Investments in Affiliates Owned	$196,546	$21,713	$148,438	$115,322	$30,214
Cost of Repurchase Agreements Owned	$2,274	$33,851	$1,418	$35,477	$2,530
Cost of Foreign Currency Held	$11,565	$11,333	$13,422	$2,764	$3,271
Proceeds Received on Short Sales	$2,478	$20,046	$0	$515	$0
Premiums Received on Written Options	$1,684	$1,620	$1,096	$3,304	$1,816

196	PIMCO Funds	See Accompanying Notes

March 31, 2009

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Advantage Strategy Bond Fund	Global Bond Fund (Unhedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$2,730,948	$3,573,561	$6,678	$1,049,622	$1,842,789	$6,284,124	$454,284	$4,200,259
112	66,314	900	37,706	31,315	372,972	3,106	698,085
11,459	7,093	501	1,936	9,600	54,800	301	31,728
3,821	7,208	0	17	7,400	12,829	0	13,292
13,532	10,956	19	2,616	715	7,624	0	6,223
20,404	11,364	55	2,981	0	22,326	467	3,230
526,936	1,018,720	416	188,697	1,249,513	43,962	34,096	315,275
163,518	162,304	0	51,410	0	0	0	0
2,903	3,482	327	20,349	8,450	14,092	154	56,266
35,919	46,867	63	12,761	4,350	134,156	3,058	50,066
7	9	0	3	9	105	3	170
915	3,218	2	1,881	9	5,200	0	970
23,350	25,636	24	4,855	6,927	15,332	976	9,942
44,784	6,867	53	8,851	0	5,731	39	527
93,068	83,736	14	25,181	5,966	41,049	2,939	45,685
0	0	0	37	0	0	1	0
3,671,676	5,027,335	9,052	1,408,903	3,167,043	7,014,302	499,424	5,431,718

$443,855	$138,471	$0	$103,719	$0	$0	$99,041	$0
394,601	861,672	1,727	230,038	1,472,359	249,364	18,269	1,527,970
7	9	0	3	9	105	3	170
677,133	1,121,700	0	264,465	22,344	0	15,432	0
5,919	5,177	0	0	605,422	0	0	9,112
112,312	55,856	0	24,561	10,191	108,738	5,420	38,438
3,645	6,723	2	745	2,775	14,076	82	8,095
510	1,944	0	90	518	7,762	59	1,756
0	0	0	0	0	0	13,237	0
16,075	34,149	0	7,515	153	7,286	18	6,866
405	563	2	146	200	1,196	49	650
454	622	2	175	276	1,563	53	726
145	43	0	51	106	406	5	66
68	78	0	0	128	313	6	126
0	1,364	0	1,409	0	3,895	0	0
0	0	0	0	0	0	14	0
18,048	22,417	13	4,316	3,444	62,548	25,684	3,521
28,951	20,866	44	8,553	0	23,686	65	5,292
62,066	71,530	9	15,231	5,610	148,048	15,462	15,523
78	536	0	5	168	13	0	1
1,764,272	2,343,720	1,799	661,022	2,123,703	628,999	192,899	1,618,312

$1,907,404	$2,683,615	$7,253	$747,881	$1,043,340	$6,385,303	$306,525	$3,813,406

$2,444,560	$3,103,339	$7,194	$932,623	$1,028,747	$8,960,632	$354,582	$3,907,312
(57,878)	19,631	(9)	(29,057)	4,960	(31,564)	(531)	1,128
(56,415)	(9,086)	7	(27,852)	8,235	(813,775)	(4,784)	(8,511)
(422,863)	(430,269)	61	(127,833)	1,398	(1,729,990)	(42,742)	(86,523)
$1,907,404	$2,683,615	$7,253	$747,881	$1,043,340	$6,385,303	$306,525	$3,813,406

$113,927	$105,439	$388	$810	$139,917	$509,635	$4,975	$191,774
1,793,477	2,578,176	6,865	747,071	903,423	5,875,668	301,550	3,621,632

14,204	11,655	39	100	12,352	77,707	583	19,857

$8.02	$9.05	$10.06	$8.12	$11.33	$6.56	$8.54	$9.66

$3,184,483	$3,965,121	$6,639	$1,181,135	$1,837,317	$7,954,853	$484,543	$4,317,719
$111	$66,312	$900	$37,705	$31,315	$372,916	$3,106	$698,006
$11,459	$7,093	$501	$1,936	$9,600	$54,800	$301	$31,728
$20,439	$11,373	$55	$2,948	$0	$22,361	$463	$3,241
$5,834	$5,102	$0	$0	$600,071	$0	$0	$8,980
$6,477	$11,418	$0	$2,902	$477	$5,924	$82	$5,267

Annual Report	March 31, 2009	197

Statements of Assets and Liabilities (Cont.)	March 31, 2009

(Amounts in thousands, except per share amounts)	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$11,472,579	$1,982,178	$5,937,091	$1,291,864	$8,300
Investments in Affiliates, at value	326,196	18,015	283,071	201,200	0
Repurchase agreements, at value	32,000	5,900	64,002	8,871	1,989
Cash	4,611	54	156	2,600	1
Deposits with counterparty	18,213	1,094	9,083	2,506	16
Foreign currency, at value	38,058	0	18,227	1,721	4
Receivable for investments sold	775,853	1,323,433	578,619	53,250	91
Receivable for Fund shares sold	14,863	4,383	23,817	7,537	52
Interest and dividends receivable	64,602	6,585	15,818	7,832	47
Dividends receivable from Affiliates	43	11	105	54	0
Variation margin receivable	4,778	20	10,891	487	1
Swap premiums paid	5,851	4,467	5,761	2,198	0
Unrealized appreciation on foreign currency contracts	7,390	0	18,381	70	0
Unrealized appreciation on swap agreements	54,951	7,943	5,155	5,109	0
Other assets	0	0	1	18	0
	12,819,988	3,354,083	6,970,178	1,585,317	10,501

Liabilities:
Payable for reverse repurchase agreements	$329,949	$600,228	$5,644	$6,062	$0
Payable for investments purchased	2,100,499	1,207,304	2,341,993	541,304	2,631
Payable for investments in Affiliates purchased	43	11	105	54	0
Payable for investments purchased on a delayed-delivery basis	78,250	0	0	0	0
Payable for short sales	46,697	548,447	99,045	52,474	0
Payable to counterparty	24,549	8,721	34,937	2,490	0
Payable for Fund shares redeemed	29,556	1,919	19,337	1,101	1
Dividends payable	3,577	558	698	281	0
Written options outstanding	585	96	32	275	1
Accrued investment advisory fee	2,029	192	864	441	2
Accrued supervisory and administrative fee	1,961	231	737	264	1
Accrued distribution fee	303	65	362	24	0
Accrued servicing fee	529	65	125	72	0
Variation margin payable	3,202	0	8,990	0	0
Recoupment payable to Manager	0	0	0	12	0
Swap premiums received	5,456	5,365	8,000	11,421	90
Unrealized depreciation on foreign currency contracts	22,206	0	31,375	215	0
Unrealized depreciation on swap agreements	169,227	6,820	125,290	6,722	3
Other liabilities	0	0	0	9	0
	2,818,618	2,380,022	2,677,534	623,221	2,729

Net Assets	$10,001,370	$974,061	$4,292,644	$962,096	$7,772

Net Assets Consist of:
Paid in capital	$11,101,505	$1,018,360	$4,570,276	$948,250	$7,794
Undistributed (overdistributed) net investment income	(38,757)	5,537	20,958	567	0
Accumulated undistributed net realized gain (loss)	(99,786)	4,269	(31,341)	5,287	0
Net unrealized appreciation (depreciation)	(961,592)	(54,105)	(267,249)	7,992	(22)
	$10,001,370	$974,061	$4,292,644	$962,096	$7,772

Net Assets:
Class D	$477,259	$196,793	$138,124	$134,508	$441
Other Classes	9,524,111	777,268	4,154,520	827,588	7,331

Shares Issued and Outstanding:
Class D	51,329	19,274	14,704	13,230	45

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.30	$10.21	$9.39	$10.17	$9.77

Cost of Investments Owned	$12,403,518	$2,034,721	$6,147,319	$1,283,549	$8,322
Cost of Investments in Affiliates Owned	$326,148	$18,015	$283,034	$201,163	$0
Cost of Repurchase Agreements Owned	$32,000	$5,900	$64,002	$8,871	$1,989
Cost of Foreign Currency Held	$38,165	$0	$18,194	$1,729	$4
Proceeds Received on Short Sales	$46,424	$543,741	$97,560	$51,287	$0
Premiums Received on Written Options	$5,954	$404	$142	$964	$1

198	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)

Investment Income:
Interest, net of foreign taxes*	$216,795	$146,283	$126,134	$204,347	$60,345	$160,746
Dividends	0	0	0	21	131	1
Dividends from Affiliate investments	44	13	37	18	12	7
Miscellaneous income	40	26	34	9	13	8
Total Income	216,879	146,322	126,205	204,395	60,501	160,762

Expenses:
Investment advisory fees	20,361	9,610	8,137	12,837	3,094	6,738
Supervisory and administrative fees	19,476	6,737	9,086	12,271	2,832	7,628
Servicing fees - Class D	1,141	61	21	377	71	372
Distribution and/or servicing fees - Other Classes	2,139	1,360	115	2,147	494	3,315
Trustees’ fees	7	4	3	6	2	5
Interest expense	138	772	45	886	800	9,979
Miscellaneous expense	18	5	10	8	3	6
Total Expenses	43,280	18,549	17,417	28,532	7,296	28,043

Net Investment Income	173,599	127,773	108,788	175,863	53,205	132,719

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(359,786)	(107,458)	(61,516)	(148,506)	(61,157)	64,932
Net realized gain on Affiliate investments	2	1	1	5	3	4
Net realized gain (loss) on futures contracts, written options and swaps	(68,382)	(7,870)	495	(90,500)	(193,891)	(36,281)
Net realized gain (loss) on foreign currency transactions	(185,174)	74,188	(74,089)	43,324	12,929	(217,421)
Net change in unrealized (depreciation) on investments	(234,517)	(357,036)	(327,699)	(369,701)	(67,023)	(574,366)
Net change in unrealized appreciation on Affiliate investments	32	5	27	12	5	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	21,577	(27,726)	22,241	(52,029)	174,467	623
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(510,972)	(13,451)	(32,496)	(3,573)	(7,345)	22,508
Net (Loss)	(1,337,220)	(439,347)	(473,036)	(620,968)	(142,012)	(740,001)

Net (Decrease) in Net Assets Resulting from Operations	$(1,163,621)	$(311,574)	$(364,248)	$(445,105)	$(88,807)	$(607,282)

*Foreign tax withholdings	$0	$15	$809	$77	$3	$99

Annual Report	March 31, 2009	199

Statements of Operations  (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Advantage Strategy Bond Fund (1)	Global Bond Fund (Unhedged)	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$160,572	$23	$56,938	$34,354	$554,791
Dividends	286	0	58	0	12,642
Dividends from Affiliate investments	10	0	3	10	186
Miscellaneous income	0	0	0	0	112
Total Income	160,868	23	56,999	34,364	567,731

Expenses:
Investment advisory fees	7,447	3	2,419	1,618	15,793
Supervisory and administrative fees	8,329	2	2,903	2,192	19,401
Servicing fees - Class D	349	0	1	210	1,060
Distribution and/or servicing fees - Other Classes	1,390	0	463	1,490	9,558
Trustees’ fees	6	0	2	1	11
Organization expense	0	91	0	0	0
Interest expense	5,597	0	3,499	1,056	338
Miscellaneous expense	7	0	2	6	15
Total Expenses	23,125	96	9,289	6,573	46,176
Reimbursement by Manager	0	(91)	0	0	0
Net Expenses	23,125	5	9,289	6,573	46,176

Net Investment Income	137,743	18	47,710	27,791	521,555

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	69,904	7	(9,793)	25,935	(376,278)
Net realized gain on Affiliate investments	1	0	2	5	30
Net realized gain (loss) on futures contracts, written options and swaps	20,650	(3)	(2,554)	(7,296)	(348,176)
Net realized gain (loss) on foreign currency transactions	131,052	(6)	(16,950)	0	14,150
Net change in unrealized appreciation (depreciation) on investments	(526,641)	38	(180,862)	(5,516)	(1,501,127)
Net change in unrealized appreciation on Affiliate investments	2	0	1	0	56
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(20,993)	13	(764)	992	137,381
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	34,858	10	(2,642)	0	(22,227)
Net Gain (Loss)	(291,167)	59	(213,562)	14,120	(2,096,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(153,424)	$77	$(165,852)	$41,911	$(1,574,636)

*Foreign tax withholdings	$288	$0	$7	$0	$38

(1)	Period from February 5, 2009 to March 31, 2009.
(2)	Period from June 30, 2008 to September 30, 2008.
(3)	Period from January 30, 2009 to March 31, 2009.

200	PIMCO Funds	See Accompanying Notes

Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund (2)	Unconstrained Tax Managed Bond Fund (3)

$25,200	$83,688	$487,836	$74,321	$182,303	$9,178	$15
46	1,009	9,975	325	329	244	0
3	274	48	14	512	63	0
0	26	188	0	61	1	0
25,249	84,997	498,047	74,660	183,205	9,486	15

760	3,635	26,048	2,197	10,232	1,475	3
628	3,889	23,963	2,622	8,629	881	2
5	133	1,264	437	215	88	0
50	490	9,558	1,023	5,516	218	0
0	3	20	2	8	0	0
0	0	0	0	0	47	27
1,846	17	3,637	9,815	2,071	17	0
15	0	22	1	9	0	0
3,304	8,167	64,512	16,097	26,680	2,726	32
(152)	0	0	0	0	(35)	(27)
3,152	8,167	64,512	16,097	26,680	2,691	5

22,097	76,830	433,535	58,563	156,525	6,795	10

(6,536)	2,568	(31,879)	25,988	14,501	3,314	0
2	32	0	1	22	0	0
688	(998)	261,403	(13,274)	39,613	1,717	0
72	2,794	43,390	0	30,166	281	0
(29,662)	(117,148)	(762,397)	(62,214)	(175,227)	7,348	(22)
0	79	48	0	37	37	0

(10,679)	34,687	(261,966)	1,851	(20,781)	759	0

(15)	(4,964)	(30,334)	0	(23,256)	(152)	0
(46,130)	(82,950)	(781,735)	(47,648)	(134,925)	13,304	(22)

$(24,033)	$(6,120)	$(348,200)	$10,915	$21,600	$20,099	$(12)

$0	$0	$0	$0	$0	$9	$0

Annual Report	March 31, 2009	201

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$173,599	$197,451	$127,773	$153,717	$108,788	$99,683	$175,863	$138,725
Net realized gain (loss)	(613,342)	324,252	(41,140)	19,764	(135,110)	49,381	(195,682)	90,978
Net realized gain on Affiliate investments	2	0	1	0	1	0	5	0
Net change in unrealized appreciation (depreciation)	(723,912)	88,755	(398,213)	(114,025)	(337,954)	47,426	(425,303)	(109,852)
Net change in unrealized appreciation on Affiliate investments	32	0	5	0	27	0	12	0
Net increase (decrease) resulting from operations	(1,163,621)	610,458	(311,574)	59,456	(364,248)	196,490	(445,105)	119,851

Distributions to Shareholders:
From net investment income
Class D	(16,087)	(18,101)	(1,502)	(1,741)	(98)	(209)	(10,257)	(10,289)
Other Classes	(155,831)	(179,566)	(136,549)	(161,215)	(28,095)	(104,880)	(194,065)	(140,721)
From net realized capital gains
Class D	(4,390)	(40,947)	(490)	(61)	0	(497)	(1,396)	(5,262)
Other Classes	(62,214)	(347,293)	(43,322)	(5,483)	0	(88,860)	(29,315)	(74,828)
Tax basis return of capital
Class D	0	0	0	0	(372)	0	(64)	0
Other Classes	0	0	0	0	(79,266)	0	(1,144)	0

Total Distributions	(238,522)	(585,907)	(181,863)	(168,500)	(107,831)	(194,446)	(236,241)	(231,100)

Fund Share Transactions:
Receipts for shares sold
Class D	410,351	291,691	10,186	8,802	8,075	13,109	58,345	53,196
Other Classes	1,775,269	2,665,482	474,072	816,335	726,475	2,060,168	901,022	1,648,566
Issued as reinvestment of distributions
Class D	18,695	55,898	1,893	1,708	416	657	10,738	14,381
Other Classes	198,702	483,808	163,067	149,175	103,692	193,511	176,992	168,184
Cost of shares redeemed
Class D	(723,939)	(133,743)	(16,314)	(12,308)	(12,847)	(2,203)	(93,652)	(85,354)
Other Classes	(3,648,672)	(1,475,892)	(607,280)	(941,906)	(522,215)	(1,186,878)	(1,418,644)	(904,372)
Net increase (decrease) resulting from Fund share transactions	(1,969,594)	1,887,244	25,624	21,806	303,596	1,078,364	(365,199)	894,601

Fund Redemption Fee	490	81	75	22	32	11	112	48

Total Increase (Decrease) in Net Assets	(3,371,247)	1,911,876	(467,738)	(87,216)	(168,451)	1,080,419	(1,046,433)	783,400

Net Assets:
Beginning of year or period	5,310,186	3,398,310	2,399,501	2,486,717	1,702,833	622,414	3,306,176	2,522,776
End of year or period*	$1,938,939	$5,310,186	$1,931,763	$2,399,501	$1,534,382	$1,702,833	$2,259,743	$3,306,176

*Including undistributed (overdistributed) net investment income of:	$(58,930)	$(1,368)	$(20,733)	$(30,069)	$(62,921)	$(39,184)	$(117,915)	$1,649

202	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Advantage Strategy Bond Fund	Global Bond Fund (Unhedged)

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from February 5, 2009 March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008

$53,205	$219,298	$132,719	$103,521	$137,743	$95,994	$18	$47,710	$39,270
(242,119)	(106,187)	(188,770)	327,918	221,606	(19,583)	(2)	(29,297)	71,192

3	0	4	0	1	0	0	2	0

100,099	(323,328)	(551,235)	123,505	(512,776)	64,085	61	(184,268)	61,525

5	0	0	0	2	0	0	1	0

(88,807)	(210,217)	(607,282)	554,944	(153,424)	140,496	77	(165,852)	171,987

0	(6,722)	(4,279)	(4,756)	(4,829)	(5,313)	0	(6)	0
0	(253,637)	(80,296)	(93,624)	(108,312)	(85,509)	(18)	(32,296)	(37,258)

0	(1,066)	(12,974)	(4,397)	(6,808)	0	0	(6)	0
0	(48,131)	(224,909)	(88,678)	(155,029)	0	0	(82,083)	(20,303)

(1,479)	(166)	(1,601)	0	0	0	0	(3)	0
(55,382)	(5,969)	(27,408)	0	0	0	0	(7,213)	0

(56,861)	(315,691)	(351,467)	(191,455)	(274,978)	(90,822)	(18)	(121,607)	(57,561)

17,155	59,898	97,916	88,125	62,630	55,282	385	871	0
801,510	2,153,603	1,244,258	1,872,268	1,705,878	1,020,948	7,036	207,625	532,716

1,310	7,433	17,235	8,518	10,765	4,889	1	12	0
51,191	296,222	307,471	153,682	213,513	65,860	18	118,208	54,209

(31,740)	(163,706)	(125,017)	(82,161)	(100,433)	(118,751)	0	(32)	0
(1,731,833)	(5,249,868)	(1,902,876)	(1,525,055)	(1,561,456)	(863,502)	(247)	(542,908)	(466,313)

(892,407)	(2,896,418)	(361,013)	515,377	330,897	164,726	7,193	(216,224)	120,612

5	20	1,358	142	128	74	1	350	203

(1,038,070)	(3,422,306)	(1,318,404)	879,008	(97,377)	214,474	7,253	(503,333)	235,241

1,760,563	5,182,869	3,225,808	2,346,800	2,780,992	2,566,518	0	1,251,214	1,015,973
$722,493	$1,760,563	$1,907,404	$3,225,808	$2,683,615	$2,780,992	$7,253	$747,881	$1,251,214

$(11,146)	$(54,860)	$(57,878)	$252,912	$19,631	$(86,269)	$(9)	$(29,057)	$51,268

Annual Report	March 31, 2009	203

Statements of Changes in Net Assets  (Cont.)

	GNMA Fund		High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$27,791	$15,891	$521,555	$489,899	$22,097	$6,705	$76,830	$3,948
Net realized gain (loss)	18,639	8,543	(710,304)	48,963	(5,776)	(240)	4,364	383
Net realized gain on Affiliate investments	5	0	30	0	2	0	32	0
Net change in unrealized appreciation (depreciation)	(4,524)	2,676	(1,385,973)	(563,522)	(40,356)	(2,384)	(87,425)	507
Net change in unrealized appreciation on Affiliate investments	0	0	56	0	0	0	79	0
Net increase (decrease) resulting from operations	41,911	27,110	(1,574,636)	(24,660)	(24,033)	4,081	(6,120)	4,838

Distributions to Shareholders:
From net investment income
Class D	(3,703)	(740)	(32,215)	(27,715)	(149)	(16)	(2,881)	(180)
Other Classes	(24,848)	(15,071)	(470,872)	(479,741)	(21,093)	(6,866)	(76,267)	(3,848)
From net realized capital gains
Class D	(1,295)	(94)	0	(238)	0	0	(222)	(13)
Other Classes	(7,319)	(2,337)	0	(4,308)	0	0	(8,769)	(242)
Tax basis return of capital
Class D	0	0	(3,767)	0	0	0	0	0
Other Classes	0	0	(31,324)	0	0	0	0	0

Total Distributions	(37,165)	(18,242)	(538,178)	(512,002)	(21,242)	(6,882)	(88,139)	(4,283)

Fund Share Transactions:
Receipts for shares sold
Class D	142,496	31,806	512,354	162,717	5,867	1,276	228,865	3,825
Other Classes	832,413	175,873	3,772,763	2,684,672	60,040	273,837	4,464,004	35,281
Issued as reinvestment of distributions
Class D	4,835	799	33,090	25,817	131	11	2,710	186
Other Classes	26,219	14,954	399,688	383,040	20,787	6,797	80,223	3,121
Cost of shares redeemed
Class D	(44,803)	(9,529)	(281,169)	(221,002)	(1,069)	(954)	(40,531)	(777)
Other Classes	(359,024)	(72,625)	(2,699,177)	(3,204,889)	(27,638)	(9,544)	(925,314)	(18,160)
Net increase (decrease) resulting from Fund share transactions	602,136	141,278	1,737,549	(169,645)	58,118	271,423	3,809,957	23,476

Fund Redemption Fee	0	0	946	383	3	1	29	1

Total Increase (Decrease) in Net Assets	606,882	150,146	(374,319)	(705,924)	12,846	268,623	3,715,727	24,032

Net Assets:
Beginning of year or period	436,458	286,312	6,759,622	7,465,546	293,679	25,056	97,679	73,647
End of year or period*	$1,043,340	$436,458	$6,385,303	$6,759,622	$306,525	$293,679	$3,813,406	$97,679

*Including undistributed (overdistributed) net investment income of:	$4,960	$1,952	$(31,564)	$(57,171)	$(531)	$189	$1,128	$(399)

204	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from June 30, 2008 to March 31, 2009	Period from January 30, 2009 March 31, 2009

$433,535	$469,819	$58,563	$29,183	$156,525	$191,974	$6,795	$10
272,914	158,071	12,714	13,242	84,280	(1,495)	5,312	0

0	0	1	0	22	0	0	0

(1,054,697)	106,243	(60,363)	1,615	(219,264)	(50,485)	7,955	(22)

48	0	0	0	37	0	37	0

(348,200)	734,133	10,915	44,040	21,600	139,994	20,099	(12)

(20,424)	(18,651)	(11,029)	(6,201)	(3,000)	(3,063)	(791)	0
(417,348)	(457,273)	(45,730)	(22,733)	(145,876)	(188,653)	(5,305)	(10)

(6,640)	(3,113)	(1,430)	(823)	(1,321)	(201)	(27)	0
(129,800)	(74,341)	(6,010)	(3,190)	(55,674)	(12,535)	(129)	0

(1)	0	0	0	0	0	0	0
(11)	0	0	0	0	0	0	0

(574,224)	(553,378)	(64,199)	(32,947)	(205,871)	(204,452)	(6,252)	(10)

281,598	214,555	114,845	78,943	109,466	39,006	148,440	445
5,044,537	4,839,992	562,549	423,782	3,639,732	3,388,962	865,398	7,354

25,557	20,731	11,652	6,612	4,174	3,134	755	0
489,288	481,324	45,779	23,222	190,099	186,342	4,912	10

(291,802)	(152,831)	(81,701)	(48,416)	(47,639)	(38,263)	(16,870)	(14)
(6,042,595)	(4,722,679)	(538,731)	(82,133)	(3,192,814)	(3,464,715)	(54,462)	(1)

(493,417)	681,092	114,393	402,010	703,018	114,466	948,173	7,794

0	12	0	0	0	31	76	0

(1,415,841)	861,859	61,109	413,103	518,747	50,039	962,096	7,772

11,417,211	10,555,352	912,952	499,849	3,773,897	3,723,858	0	0
$10,001,370	$11,417,211	$974,061	$912,952	$4,292,644	$3,773,897	$962,096	$7,772

$(38,757)	$(12,214)	$5,537	$400	$20,958	$1,842	$567	$0

Annual Report	March 31, 2009	205

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(22,187)	$20,730

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(762,764)	(21,242,260)
Proceeds from sales of long-term securities	666,237	20,669,020
Purchases (Proceeds from sales) of short-term portfolio investments, net	(14,581)	50,797
Increase in deposits with counterparty	0	(194)
Increase in receivable for investments sold	(3,989)	(505,288)
Increase in interest and dividends receivable	(687)	(2,496)
Increase (decrease) in swap premiums paid	19,136	(18,765)
Increase in other assets	(1)	0
Increase (decrease) in payable for investments purchased	(30,486)	191,001
Increase in investment advisory fee	5	27
Increase in supervisory and administrative fee	8	36
Increase in distribution fee	4	13
Increase in servicing fee	5	15
Increase in recoupment payable to manager	100	0
Proceeds (payment) from futures transactions	(2,558)	4,351
Proceeds from currency transactions	77	0
Proceeds from short sale transactions	0	250,592
Unrealized (depreciation) on investments	40,356	60,363
Net realized gain (loss) on investments	5,774	(12,715)
Net amortization on investments	(692)	(1,989)
Net cash used for operating activities	(106,243)	(536,762)

Cash flows received from financing activities:
Proceeds from shares sold	66,575	681,434
Payment on shares redeemed	(28,629)	(619,460)
Cash dividend paid*	(275)	(6,464)
Net borrowing from reverse repurchase agreements	51,964	477,051
Interest expense paid	(1,846)	(9,815)
Increase in overdraft due to custodian	13,237	0
Increase in payable to counterparty	5,420	8,721
Net cash received from financing activities	106,446	531,467

Net Increase (Decrease) in Cash and Foreign Currency	203	(5,295)

Cash and Foreign Currency:
Beginning of year	264	5,349
End of year	$467	$54

* Reinvestment of dividends	$20,918	$57,431

206	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In

Annual Report	March 31, 2009	207

Notes to Financial Statements  (Cont.)

the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment

208	PIMCO Funds

March 31, 2009

of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations. At the period ended March 31, 2009, the High Yield Fund had $1,058,869 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of

Annual Report	March 31, 2009	209

Notes to Financial Statements  (Cont.)

tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the

Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

210	PIMCO Funds

March 31, 2009

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Annual Report	March 31, 2009	211

Notes to Financial Statements  (Cont.)

Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

212	PIMCO Funds

March 31, 2009

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Annual Report	March 31, 2009	213

Notes to Financial Statements  (Cont.)

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

214	PIMCO Funds

March 31, 2009

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes		Class D		Class P		Class R
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%		0.55%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%		0.45%		0.40%		N/A
Emerging Local Bond Fund	0.45%		0.50%		0.50%		0.65%		0.65%		0.60%		N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%		0.55%		0.50%		N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%		0.40%	(2)	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.40%	(2)	0.35%		0.45%
Global Advantage Strategy Bond Fund	0.40%	(7)(11)	0.30%	(8)(11)	N/A		0.45%	(9)(11)	0.45%	(9)(11)	0.40%	(10)(11)	0.45%	(9)(11)
Global Bond Fund (Unhedged)	0.25%		0.30%		0.30%		N/A		0.45%		N/A		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		0.35%		N/A
High Yield Fund	0.25%		0.30%	(3)	0.30%	(3)	0.40%		0.40%		0.40%	(5)	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%		0.25%		0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Low Duration Fund	0.25%		0.21%	(4)	0.21%	(4)	0.35%		0.25%		0.31%	(6)	0.35%
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%		0.25%		0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%		0.45%		0.40%		0.45%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%		N/A		0.45%		0.45%		N/A		N/A

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(2)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(3)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.05% to 0.30% per annum.
(4)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(5)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.05% to 0.40% per annum.
(6)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.
(7)	Effective February 24, 2009, the Fund’s Investment Advisory Fee was reduced by 0.20% to 0.40% per annum.
(8)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(9)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(10)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(11)	Effective February 24, 2009, the Global Advantage Strategy Bond Fund is no longer waiving a portion of the Investment Advisory Fee or the Supervisory and Administrative Fee.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
Low Duration Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Annual Report	March 31, 2009	215

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond, Global Advantage Strategy Bond, Income, Unconstrained Bond and Unconstrained Tax Managed Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—	—
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	0.80%	1.35%
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$19
Global Advantage Strategy Bond Fund	69
Income Fund	72
Unconstrained Bond Fund	35
Unconstrained Tax Managed Bond Fund	27

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

216	PIMCO Funds

March 31, 2009

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$401,137	$777,178
Diversified Income Fund	87,390	40,121
Emerging Local Bond Fund	26,134,638	0
Emerging Markets Bond Fund	426,467	117,481
Floating Income Fund	92,435	162,502
Foreign Bond Fund (Unhedged)	138,654	108,395
Foreign Bond Fund (U.S. Dollar-Hedged)	323,486	125,488
Global Bond Fund (Unhedged)	3,861	49,637
GNMA Fund	6,138	0
High Yield Fund	174,374	3,165
Income Fund	979	0
Investment Grade Corporate Bond Fund	308,711	0
Low Duration Fund	47,870	0
Mortgage-Backed Securities Fund	16,070	0
Short-Term Fund	218,083	0
Unconstrained Bond Fund	94,433	0
Unconstrained Tax Managed Bond Fund	300	0

The Global Multi-Asset Fund may invest assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the Global Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2009 (amounts in thousands):

Global Multi-Asset Fund

Underlying Funds	Market Value 10/29/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$0	$22,797	$0	$(2,840)	$19,956	$2,539	$0
Emerging Local Bond Fund	0	4,417	0	58	4,475	65	0
Emerging Markets Bond Fund	0	6,193	0	284	6,476	146	0
Global Bond Fund (Unhedged)	0	13,767	0	(943)	12,824	1,203	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	21,588	21,959	3	22	0	390
Investment Grade Corporate Bond Fund	0	8,819	4,372	101	4,442	131	(107)
Mortgage-Backed Securities Fund	0	10,590	10,845	0	0	142	255
Real Return Fund	0	6,566	0	387	6,953	241	0
RealEstateRealReturn Strategy Fund	0	4,253	0	(770)	3,483	0	0
Short-Term Floating NAV Portfolio	0	92,516	32,900	9	59,628	16	3
StocksPLUS® Fund	0	22,487	21,979	0	0	516	(508)
Total Return Fund	0	13,610	0	(94)	13,516	592	0
Totals	$0	$227,603	$92,055	$(3,805)	$131,775	$5,591	$33

Annual Report	March 31, 2009	217

Notes to Financial Statements  (Cont.)

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$0	$323,544	$127,000	$31	$196,577	$44	$2
Diversified Income Fund	0	53,013	31,300	5	21,718	13	1
Emerging Local Bond Fund	0	236,137	87,700	27	148,465	37	1
Emerging Markets Bond Fund	0	199,618	84,300	12	115,334	18	5
Floating Income Fund	0	56,612	26,400	5	30,219	12	3
Foreign Bond Fund (Unhedged)	0	162,507	162,400	1	112	7	4
Foreign Bond Fund (U.S. Dollar-Hedged)	0	168,310	102,000	2	66,314	10	1
Global Advantage Strategy Bond Fund	0	2,400	1,500	0	900	0	0
Global Bond Fund (Unhedged)	0	61,503	23,800	1	37,706	3	2
GNMA Fund	0	177,210	145,900	0	31,315	10	5
High Yield Fund	0	655,086	282,200	56	372,972	186	30
Income Fund	0	29,704	26,600	0	3,106	3	2
Investment Grade Corporate Bond Fund	0	1,053,274	355,300	79	698,085	274	32
Low Duration Fund	0	335,648	9,500	48	326,196	48	0
Mortgage-Backed Securities Fund	0	200,214	182,200	0	18,015	14	1
Short-Term Fund	0	730,012	447,000	37	283,071	512	22
Unconstrained Bond Fund	0	256,263	55,100	37	201,200	63	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

218	PIMCO Funds

March 31, 2009

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,954,786	$2,128,652	$2,071,829	$3,754,039
Diversified Income Fund	4,992,617	4,921,400	711,609	711,830
Emerging Local Bond Fund	397,515	398,760	1,656,529	917,569
Emerging Markets Bond Fund	4,994,497	5,198,685	1,515,896	1,330,409
Floating Income Fund	1,635,122	1,830,741	710,389	1,377,243
Foreign Bond Fund (Unhedged)	15,744,028	16,659,217	11,215,232	11,310,669
Foreign Bond Fund (U.S. Dollar-Hedged)	22,672,150	23,336,088	12,954,959	12,227,382
Global Advantage Strategy Bond Fund	3,287	1,147	7,270	1,877
Global Bond Fund (Unhedged)	6,279,862	6,540,043	4,241,223	4,230,645
GNMA Fund	21,594,877	20,602,541	499,207	298,450
High Yield Fund	19,910,332	20,244,268	5,604,030	3,519,969
Income Fund	612,649	540,369	150,115	74,484
Investment Grade Corporate Bond Fund	5,919,695	4,817,039	4,372,928	583,871
Low Duration Fund	24,099,332	21,670,098	3,475,061	1,818,365
Mortgage-Backed Securities Fund	20,716,776	20,217,722	525,484	269,354
Short-Term Fund	26,922,810	24,891,500	2,111,329	1,323,021
Unconstrained Bond Fund	2,486,837	1,537,822	612,541	84,629
Unconstrained Tax Managed Bond Fund	521	0	7,802	0

Annual Report	March 31, 2009	219

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	38,515	$410,351	26,638	$291,691	1,110	$10,186	807	$8,802
Other Classes	167,214	1,775,269	243,096	2,665,482	50,549	474,072	74,256	816,335
Issued as reinvestment of distributions
Class D	1,937	18,695	5,195	55,898	208	1,893	158	1,708
Other Classes	21,388	198,702	44,870	483,808	18,018	163,067	13,752	149,175
Cost of shares redeemed
Class D	(74,653)	(723,939)	(12,221)	(133,743)	(1,803)	(16,314)	(1,131)	(12,308)
Other Classes	(405,507)	(3,648,672)	(131,173)	(1,475,892)	(65,133)	(607,280)	(87,152)	(941,906)
Net increase (decrease) resulting from Fund share transactions	(251,106)	$(1,969,594)	176,405	$1,887,244	2,949	$25,624	690	$21,806

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	9,750	$97,916	8,152	$88,125	6,338	$62,630	5,384	$55,282
Other Classes	122,769	1,244,258	177,564	1,872,268	174,460	1,705,878	99,917	1,020,948
Issued as reinvestment of distributions
Class D	2,058	17,235	811	8,518	1,188	10,765	481	4,889
Other Classes	36,719	307,471	14,609	153,682	23,661	213,513	6,471	65,860
Cost of shares redeemed
Class D	(12,941)	(125,017)	(7,850)	(82,161)	(10,546)	(100,433)	(11,741)	(118,751)
Other Classes	(200,122)	(1,902,876)	(143,613)	(1,525,055)	(166,235)	(1,561,456)	(85,167)	(863,502)
Net increase (decrease) resulting from Fund share transactions	(41,767)	$(361,013)	49,673	$515,377	28,866	$330,897	15,345	$164,726

	High Yield Fund				Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	72,008	$512,354	16,909	$162,717	654	$5,867	127	$1,276
Other Classes	511,098	3,772,763	280,816	2,684,672	6,460	60,040	27,350	273,837
Issued as reinvestment of distributions
Class D	4,468	33,090	2,690	25,817	15	131	1	11
Other Classes	52,822	399,688	39,954	383,040	2,284	20,787	678	6,797
Cost of shares redeemed
Class D	(39,024)	(281,169)	(23,061)	(221,002)	(120)	(1,069)	(95)	(954)
Other Classes	(362,294)	(2,699,177)	(333,947)	(3,204,889)	(3,019)	(27,638)	(950)	(9,544)
Net increase (decrease) resulting from Fund share transactions	239,078	$1,737,549	(16,639)	$(169,645)	6,274	$58,118	27,111	$271,423

220	PIMCO Funds

March 31, 2009

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

885	$8,075	1,278	$13,109	5,896	$58,345	4,866	$53,196	1,997	$17,155	5,778	$59,898
78,245	726,475	201,973	2,060,168	98,095	901,022	151,549	1,648,566	100,117	801,510	211,798	2,153,603

47	416	66	657	1,180	10,738	1,329	14,381	159	1,310	735	7,433
12,051	103,692	19,084	193,511	19,616	176,992	15,563	168,184	6,117	51,191	29,495	296,222

(1,445)	(12,847)	(226)	(2,203)	(10,347)	(93,652)	(7,850)	(85,354)	(3,830)	(31,740)	(16,346)	(163,706)
(64,846)	(522,215)	(111,974)	(1,186,878)	(159,461)	(1,418,644)	(82,686)	(904,372)	(195,896)	(1,731,833)	(528,122)	(5,249,868)
24,937	$303,596	110,201	$1,078,364	(45,021)	$(365,199)	82,771	$894,601	(91,336)	$(892,407)	(296,662)	$(2,896,418)

Global Advantage Strategy Bond Fund		Global Bond Fund (Unhedged)				GNMA Fund
Period from 02/05/2009 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

39	$385	102	$871	0	$0	12,721	$142,496	2,824	$31,806
705	7,036	21,696	207,625	51,338	532,716	74,489	832,413	15,770	175,873

0	1	2	12	0	0	433	4,835	71	799
1	18	14,146	118,208	5,330	54,209	2,351	26,219	1,340	14,954

0	0	(4)	(32)	0	0	(4,017)	(44,803)	(857)	(9,529)
(24)	(247)	(57,626)	(542,908)	(46,141)	(466,313)	(32,267)	(359,024)	(6,515)	(72,625)
721	$7,193	(21,684)	$(216,224)	10,527	$120,612	53,710	$602,136	12,633	$141,278

Investment Grade Corporate Bond Fund				Low Duration Fund				Mortgage-Backed Securities Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

23,248	$228,865	369	$3,825	29,011	$281,598	21,204	$214,555	11,007	$114,845	7,353	$78,943
451,049	4,464,004	3,402	35,281	519,135	5,044,537	479,518	4,839,992	53,822	562,549	39,366	423,782

278	2,710	18	186	2,681	25,557	2,064	20,731	1,133	11,652	616	6,612
8,244	80,223	302	3,121	51,301	489,288	47,936	481,324	4,454	45,779	2,159	23,222

(4,194)	(40,531)	(76)	(777)	(30,358)	(291,802)	(15,262)	(152,831)	(7,851)	(81,701)	(4,517)	(48,416)
(93,133)	(925,314)	(1,764)	(18,160)	(621,844)	(6,042,595)	(470,861)	(4,722,679)	(51,097)	(538,731)	(7,651)	(82,133)
385,492	$3,809,957	2,251	$23,476	(50,074)	$(493,417)	64,599	$681,092	11,468	$114,393	37,326	$402,010

Annual Report	March 31, 2009	221

Notes to Financial Statements  (Cont.)

	Short-Term Fund				Unconstrained Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Period from 06/30/2008 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	11,537	$109,466	3,931	$39,006	14,835	$148,440
Other Classes	379,057	3,639,732	341,506	3,388,962	86,345	865,398

Issued as reinvestment of distributions
Class D	443	4,174	316	3,134	75	755
Other Classes	20,115	190,099	18,797	186,342	487	4,912

Cost of shares redeemed
Class D	(4,991)	(47,639)	(3,858)	(38,263)	(1,680)	(16,870)
Other Classes	(333,833)	(3,192,814)	(350,033)	(3,464,715)	(5,433)	(54,462)
Net increase resulting from Fund share transactions	72,328	$703,018	10,659	$114,466	94,629	$948,173

	Unconstrained Tax Managed Bond Fund
	Period from 01/30/2009 to 03/31/2009
	Shares	Amount

Receipts for shares sold
Class D	47	$445
Other Classes	750	7,354

Issued as reinvestment of distributions
Class D	0	0
Other Classes	1	10

Cost of shares redeemed
Class D	(2)	(14)
Other Classes	0	(1)
Net increase resulting from Fund share transactions	796	$7,794

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

222	PIMCO Funds

March 31, 2009

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2009, the Emerging Local Bond Fund incurred $3,058 in CPMF and FTT costs.

Annual Report	March 31, 2009	223

Notes to Financial Statements  (Cont.)

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Developing Local Markets Fund	$0	$0	$(307,479)	$(675)	$(396,308)	$(533,887)
Diversified Income Fund	0	0	(471,074)	(4,105)	(5,381)	(81,951)
Emerging Local Bond Fund	0	0	(265,717)	(8,628)	(26,294)	(80,041)
Emerging Markets Bond Fund	0	0	(410,009)	(5,145)	(18,437)	(190,195)
Floating Income Fund	0	0	(143,267)	(3,685)	(308,218)	(67,415)
Foreign Bond Fund (Unhedged)	0	0	(490,563)	(20,126)	0	(26,467)
Foreign Bond Fund (U.S. Dollar-Hedged)	133,820	15,501	(528,794)	(40,251)	0	0
Global Advantage Strategy Bond Fund	54	2	48	(45)	0	0
Global Bond Fund (Unhedged)	0	0	(157,618)	(8,602)	(14,420)	(4,102)
GNMA Fund	14,482	240	389	(518)	0	0
High Yield Fund	0	0	(1,783,274)	(9,492)	(247,976)	(534, 587)
Income Fund	0	0	(43,795)	(59)	(1,046)	(3,157)
Investment Grade Corporate Bond Fund	812	3,437	(92,622)	(2,494)	0	(3,039)
Low Duration Fund	0	0	(1,024,820)	(7,974)	0	(67,341)
Mortgage-Backed Securities Fund	9,705	2,437	(55,827)	(558)	0	(56)
Short-Term Fund	9,134	24,565	(308,280)	(3,051)	0	0
Unconstrained Bond Fund	6,990	459	6,850	(453)	0	0
Unconstrained Tax Managed Bond Fund	1	1	(24)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2011	2012	2013	2014	2015	2016	2017
Developing Local Markets Fund	$0	$0	$0	$0	$0	$0	$0	$396,308
Diversified Income Fund	0	0	0	0	0	0	0	5,381
Emerging Local Bond Fund	0	0	0	0	0	0	0	26,294
Emerging Markets Bond Fund	0	0	0	0	0	0	0	18,437
Floating Income Fund	0	0	0	0	0	0	2,334	305,884
Global Bond Fund (Unhedged)	0	0	0	0	0	0	0	14,420
High Yield Fund	50,806	0	0	0	0	0	0	197,170
Income Fund	0	0	0	0	0	0	449	597

224	PIMCO Funds

March 31, 2009

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$2,511,611	$1,116	$(303,042)	$(301,926)
Diversified Income Fund	2,660,121	27,082	(421,678)	(394,596)
Emerging Local Bond Fund	1,808,553	8,498	(283,270)	(274,772)
Emerging Markets Bond Fund	2,854,568	47,429	(381,479)	(334,050)
Floating Income Fund	888,894	10,170	(133,655)	(123,485)
Foreign Bond Fund (Unhedged)	3,249,254	45,220	(551,955)	(506,735)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,150,625	67,390	(571,047)	(503,657)
Global Advantage Strategy Bond Fund	8,041	124	(86)	38
Global Bond Fund (Unhedged)	1,250,390	22,245	(183,371)	(161,126)
GNMA Fund	1,878,448	27,073	(21,817)	5,256
High Yield Fund	8,404,407	178,197	(1,870,708)	(1,692,511)
Income Fund	488,762	10,712	(41,783)	(31,071)
Investment Grade Corporate Bond Fund	5,050,350	68,033	(188,311)	(120,278)
Low Duration Fund	12,772,970	169,906	(1,112,101)	(942,195)
Mortgage-Backed Securities Fund	2,058,651	38,852	(91,410)	(52,558)
Short-Term Fund	6,494,403	98,366	(308,605)	(210,239)
Unconstrained Bond Fund	1,493,819	27,475	(19,359)	8,116
Unconstrained Tax Managed Bond Fund	10,311	76	(98)	(22)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$195,714	$42,808	$0	$560,921	$24,986	$0
Diversified Income Fund	165,260	16,603	0	167,581	919	0
Emerging Local Bond Fund	28,193	0	79,638	194,370	76	0
Emerging Markets Bond Fund	204,324	30,709	1,208	195,074	36,026	0
Floating Income Fund	0	0	56,861	308,830	1,493	5,368
Foreign Bond Fund (Unhedged)	313,950	8,508	29,009	191,455	0	0
Foreign Bond Fund (U.S. Dollar-Hedged)	274,978	0	0	90,822	0	0
Global Advantage Strategy Bond Fund	18	0	0	N/A	N/A	N/A
Global Bond Fund (Unhedged)	114,391	0	7,216	57,561	0	0
GNMA Fund	34,124	3,041	0	18,242	0	0
High Yield Fund	503,087	0	35,091	512,002	0	0
Income Fund	21,242	0	0	6,882	0	0
Investment Grade Corporate Bond Fund	78,682	9,457	0	4,283	0	0
Low Duration Fund	531,670	42,542	12	553,378	0	0
Mortgage-Backed Securities Fund	61,341	2,858	0	32,947	0	0
Short-Term Fund	170,473	35,398	0	204,452	0	0
Unconstrained Bond Fund	6,252	0	0	N/A	N/A	N/A
Unconstrained Tax Managed Bond Fund	10	0	0	N/A	N/A	N/A

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2009	225

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Advantage Strategy Bond Fund, Global Bond Fund (Unhedged), GNMA Fund, High Yield Fund, Income Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, Mortgage-Backed Securities Fund, Short-Term Fund, Unconstrained Bond Fund, and Unconstrained Tax Managed Bond Fund, eighteen of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Income Fund and Mortgage-Backed Securities Fund and the financial highlight of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

226	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	227

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction	Qualified Dividend Income	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$76,402	$0
Diversified Income Fund	0.00%	0.00%	71,708	12,271
Emerging Local Bond Fund	0.01%	0.00%	18,486	0
Emerging Markets Bond Fund	0.00%	0.00%	51,661	0
Floating Income Fund	0.23%	0.23%	32,495	0
Foreign Bond Fund (Unhedged)	0.00%	0.00%	96,998	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.09%	0.09%	104,097	41,786
Global Advantage Strategy Bond Fund	0.00%	0.00%	9	0
Global Bond Fund (Unhedged)	0.04%	0.04%	33,563	0
GNMA Fund	0.00%	0.00%	27,802	1,183
High Yield Fund	1.69%	0.97%	430,178	0
Income Fund	0.00%	0.00%	20,592	0
Investment Grade Corporate Bond Fund	0.73%	0.12%	63,635	0
Low Duration Fund	1.48%	1.43%	404,480	50,478
Mortgage-Backed Securities Fund	0.53%	0.53%	56,366	0
Short-Term Fund	0.31%	0.31%	145,828	0
Unconstrained Bond Fund	2.44%	0.00%	5,567	0
Unconstrained Tax Managed Bond Fund	0.00%	0.00%	4	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

228	PIMCO Funds

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	229

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

230	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	231

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio

232	PIMCO Funds

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

Annual Report	March 31, 2009	233

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

234	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor.          AZ020AR_24858

Share Classes Institutional • Administrative • P	Annual Report March 31, 2009

Total Return Funds	Total Return Fund Total Return Fund II Total Return Fund III

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter  (Cont.)

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

■

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

■

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds	Total Return Funds

■

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

■

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

■

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

■

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

The Funds measure their performance against the Barclays Capital U.S. Aggregate Index. The index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the Funds were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Class P Shares of the Funds were first offered in (month/year): Total Return Fund (4/08) and Total Return Fund III (3/09). All other Funds in this Annual Report do not currently offer Class P Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Total Return Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	2.96%	4.91%	6.44%	8.16%
PIMCO Total Return Fund Administrative Class	2.70%	4.65%	6.17%	7.90%
PIMCO Total Return Fund Class P	2.84%	4.81%	6.33%	8.08%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	7.32%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.52% for the Institutional Class shares and 0.77% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplemented to date, is 0.62% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,065.31	$1,063.97	$1,064.78	$1,021.54	$1,020.29	$1,021.04
Expenses Paid During Period†	$3.50	$4.79	$4.02	$3.43	$4.68	$3.93

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.68% for Institutional Class, 0.93% for Administrative Class and 0.78% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX
Class P	PTTPX

Allocation Breakdown‡

U.S. Government Agencies	66.9%
Corporate Bonds & Notes	18.7%
U.S. Treasury Obligations	3.1%
Mortgage-Backed Securities	2.5%
Short-Term Instruments	1.4%
Other	7.4%

‡	% of Total Investments as of 03/31/09

Portfolio Insights

»

The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

»	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

»	A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector. However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

»	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

»

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

Annual Report	March 31, 2009	7

PIMCO Total Return Fund II

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	1.93%	4.35%	5.95%	6.85%
PIMCO Total Return Fund II Administrative Class	1.67%	4.09%	5.69%	6.59%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	6.37%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	5.44%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.82% for the Institutional Class shares and 1.07% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,049.72	$1,048.43	$1,019.40	$1,018.20
Expenses Paid During Period†	$5.67	$6.89	$5.59	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Institutional Class and, 1.35% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown‡

U.S. Government Agencies	66.1%
Corporate Bonds & Notes	17.1%
U.S. Treasury Obligations	5.7%
Asset-Backed Securities	2.6%
Short-Term Instruments	1.3%
Other	7.2%

‡	% of Total Investments as of 03/31/09

Portfolio Insights

»

The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	A curve-steepening bias in the U.S. benefited performance as the yield curve steepened over the period.

»	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

»

A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector. However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

»	An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS underperformed conventional, non-inflation linked U.S. Treasuries.

Annual Report	March 31, 2009	9

PIMCO Total Return Fund III

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	1.37%	4.37%	5.98%	7.49%
PIMCO Total Return Fund III Administrative Class	1.11%	4.11%	5.71%	7.22%
PIMCO Total Return Fund III Class P	1.27%	4.27%	5.87%	7.39%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	6.77%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	5.90%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.75% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplemented to date, is 0.85% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,057.95	$1,056.68	$1,000.00		$1,020.09	$1,018.95	$1,021.94
Expenses Paid During Period†	$4.98	$6.15	$0.00		$4.89	$6.04	$3.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.97% for Institutional Class and 1.20% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 for the Institutional and Administrative Classes (to reflect the one-half year period), Class Pà incepted on 03/31/09 and the expenses are equal to the net expense ratio of 0.60%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX
Class P	PRAPX

Allocation Breakdown‡

U.S. Government Agencies	68.0%
Corporate Bonds & Notes	16.6%
Mortgage-Backed Securities	3.6%
U.S. Treasury Obligations	3.3%
Short-Term Instruments	1.5%
Other	7.0%

‡	% of Total Investments as of 03/31/09

Portfolio Insights

»

The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, with prohibitions on firms engaged in certain socially sensitive practices.

»	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

»	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

»	A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector.
However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

»	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened.

»	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

»

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

Annual Report	March 31, 2009	11

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

12	PIMCO Funds	Total Return Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2009	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
03/31/2009	$10.91	$0.56	$(0.28)	$0.28	$(0.57)	$(0.49)
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
Administrative Class
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
Class P
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)

Total Return Fund II
Institutional Class
03/31/2009	$10.44	$0.51	$(0.33)	$0.18	$(0.52)	$(0.39)
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
Administrative Class
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.06)	$10.13	2.96%	$87,105,803	0.63	%(b)	0.45	%(b)	5.37%	300%
0.00	(0.61)	10.91	10.81	77,276,018	0.49		0.43		5.15	226
0.00	(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82	257
(0.02)	(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09	325
0.00	(0.60)	10.57	2.07	47,998,758	0.43		0.43		2.41	470

0.00	(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.70	(b)	5.10	300
0.00	(0.59)	10.91	10.54	25,200,225	0.74		0.68		4.91	226
0.00	(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57	257
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83	325
0.00	(0.57)	10.57	1.82	17,292,644	0.68		0.68		2.16	470

0.00	(1.00)	10.13	2.42	286,850	0.77	*(c)	0.55	*(c)	5.47 *	300

$0.00	$(0.91)	$9.71	1.93%	$2,531,920	1.00%		0.50%		5.10%	278%
0.00	(0.50)	10.44	10.76	2,282,191	0.82		0.50		4.91	265
(0.01)	(0.49)	9.91	6.10	2,062,540	0.50		0.50		4.86	237
0.00	(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10	354
0.00	(0.60)	10.02	0.99	2,278,849	0.50		0.50		2.37	330

0.00	(0.88)	9.71	1.67	75,119	1.24		0.75		4.84	278
0.00	(0.48)	10.44	10.49	77,136	1.07		0.75		4.67	265
(0.01)	(0.47)	9.91	5.84	84,133	0.75		0.75		4.60	237
0.00	(0.40)	9.82	2.01	102,406	0.75		0.75		3.84	354
0.00	(0.57)	10.02	0.75	115,674	0.75		0.75		2.11	330

Annual Report	March 31, 2009	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund III
Institutional Class
03/31/2009	$9.59	$0.48	$(0.37)	$0.11	$(0.50)	$(0.44)
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)
Administrative Class
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
Class P
03/31/2009 - 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.94)	$8.76	1.37%	$2,184,491	0.82%		0.50%		5.24%		305%
0.00	(0.53)	9.59	9.79	2,240,289	0.75		0.50		4.95		327
0.00	(0.44)	9.24	6.17	1,998,406	0.50		0.50		4.63		225
0.00	(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275
0.00	(0.51)	9.36	2.46	1,513,513	0.50		0.50		2.38		368

0.00	(0.91)	8.76	1.11	36,067	1.08		0.75		5.12		305
0.00	(0.50)	9.59	9.52	24,558	1.02		0.75		4.70		327
0.00	(0.42)	9.24	5.91	14,529	0.75		0.75		4.37		225
0.00	(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275
0.00	(0.49)	9.36	2.21	10,357	0.75		0.75		2.21		368

0.00	0.00	8.76	0.00	10	0.60	*	0.60	*	(0.60	)*	305

Annual Report	March 31, 2009	17

Statements of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$196,593,708	$3,912,939	$3,473,662
Investments in Affiliates, at value	1,031,743	64,020	107,517
Repurchase agreements, at value	1,349,522	25,598	22,259
Cash	0	19,414	0
Deposits with counterparty	735,625	6,415	6,459
Foreign currency, at value	336,735	0	6,452
Receivable for investments sold	7,549,772	65,395	26,891
Receivable for Fund shares sold	541,157	1,974	784
Interest and dividends receivable	1,206,741	21,940	19,187
Dividends receivable from Affiliates	251	13	11
Variation margin receivable	32,309	1,743	2,253
Swap premiums paid	384,777	2,014	3,087
Unrealized appreciation on foreign currency contracts	191,752	0	1,822
Unrealized appreciation on swap agreements	1,978,095	32,386	34,735
Other assets	1	0	0
	211,932,188	4,153,851	3,705,119
Liabilities:
Payable for reverse repurchase agreements	$11,887,144	$951,795	$949,339
Payable for investments purchased	50,552,503	507,921	436,612
Payable for investments in Affiliates purchased	251	13	11
Payable for investments purchased on a delayed-delivery basis	29,657	9,771	14,484
Payable for short sales	829	0	0
Payable to counterparty	1,138,391	27,090	25,689
Payable for Fund shares redeemed	338,906	1,474	10,713
Dividends payable	86,663	2,305	1,512
Overdraft due to custodian	7,525	0	34
Written options outstanding	19,657	262	177
Accrued investment advisory fee	28,954	530	446
Accrued supervisory and administrative fee	28,319	530	446
Accrued distribution fee	8,568	13	11
Accrued servicing fee	6,568	0	0
Variation margin payable	0	1,300	1,881
Swap premiums received	417,076	8,862	7,088
Unrealized depreciation on foreign currency contracts	305,610	0	5,919
Unrealized depreciation on swap agreements	1,933,842	34,946	30,189
Other liabilities	96	0	0
	66,790,559	1,546,812	1,484,551
Net Assets	$145,141,629	$2,607,039	$2,220,568
Net Assets Consist of:
Paid in capital	$150,549,845	$2,715,566	$2,360,087
(Overdistributed) net investment income	(603,922)	(5,785)	(7,721)
Accumulated undistributed net realized (loss)	(1,854,557)	(60,550)	(47,226)
Net unrealized (depreciation)	(2,949,737)	(42,192)	(84,572)
	$145,141,629	$2,607,039	$2,220,568
Net Assets:
Institutional Class	$87,105,803	$2,531,920	$2,184,491
Administrative Class	24,596,373	75,119	36,067
Class P	286,850	0	10
Other Classes	33,152,603	0	0
Shares Issued and Outstanding:
Institutional Class	8,597,402	260,729	249,411
Administrative Class	2,427,679	7,736	4,118
Class P	28,312	0	1
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.13	$9.71	$8.76
Administrative Class	10.13	9.71	8.76
Class P	10.13	NA	8.76
Cost of Investments Owned	$201,294,486	$3,980,644	$3,583,696
Cost of Investments in Affiliates Owned	$1,031,743	$64,020	$107,513
Cost of Repurchase Agreements Owned	$1,349,522	$25,598	$22,259
Cost of Foreign Currency Held	$339,068	$0	$6,465
Proceeds Received on Short Sales	$829	$0	$0
Premiums Received on Written Options	$77,500	$1,127	$862

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest, net of foreign taxes*	$7,892,251	$144,703	$131,800
Dividends	0	3,236	3,452
Dividends from Affiliate investments	279	15	13
Miscellaneous income	1,760	0	25
Total Income	7,894,290	147,954	135,290

Expenses:
Investment advisory fees	329,078	6,071	5,579
Supervisory and administrative fees	301,839	6,071	5,579
Distribution and/or servicing fees - Administrative Class	61,126	178	66
Distribution and/or servicing fees - Class P	8	0	0
Distribution and/or servicing fees - Other Classes	102,791	0	0
Trustees’ fees	257	4	4
Interest expense	238,600	12,074	7,236
Miscellaneous expense	274	5	5
Total Expenses	1,033,973	24,403	18,469

Net Investment Income	6,860,317	123,551	116,821

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	904,510	(32,036)	4,863
Net realized gain on Affiliate investments	164	4	0
Net realized gain on futures contracts, written options and swaps	1,067,056	59,843	19,341
Net realized gain on foreign currency transactions	1,186,796	0	15,551
Net change in unrealized (depreciation) on investments	(6,153,154)	(94,966)	(119,758)
Net change in unrealized appreciation on Affiliate investments	0	0	4
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	78,456	(11,563)	(876)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(352,072)	0	(11,976)
Net (Loss)	(3,268,244)	(78,718)	(92,851)

Net Increase in Net Assets Resulting from Operations	$3,592,073	$44,833	$23,970

*Foreign tax withholdings	$85	$0	$0

Annual Report	March 31, 2009	19

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,860,317	$5,470,328
Net realized gain	3,158,362	2,455,744
Net realized gain on Affiliate investments	164	0
Net change in unrealized appreciation (depreciation)	(6,426,770)	3,255,488
Net change in unrealized appreciation on Affiliate investments	0	0
Net increase resulting from operations	3,592,073	11,181,560

Distributions to Shareholders:
From net investment income
Institutional Class	(4,400,193)	(3,463,231)
Administrative Class	(1,274,447)	(1,096,560)
Class P	(7,532)	0
Other Classes	(1,340,048)	(904,592)
From net realized capital gains
Institutional Class	(3,725,694)	(441,761)
Administrative Class	(1,101,175)	(144,355)
Class P	(8,643)	0
Other Classes	(1,302,122)	(126,489)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	0
Class P	0	0
Other Classes	0	0

Total Distributions	(13,159,854)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	34,038,740	23,592,253
Administrative Class	9,155,953	10,121,711
Class P	370,932	0
Other Classes	19,653,469	8,694,770
Issued as reinvestment of distributions
Institutional Class	7,466,015	3,572,546
Administrative Class	2,099,308	1,063,456
Class P	15,510	0
Other Classes	2,118,964	824,381
Cost of shares redeemed
Institutional Class	(25,852,757)	(15,891,558)
Administrative Class	(10,025,357)	(7,759,923)
Class P	(90,582)	0
Other Classes	(10,008,743)	(6,910,108)
Net increase resulting from Fund share transactions	28,941,452	17,307,528

Fund Redemption Fee	3	616

Total Increase (Decrease) in Net Assets	19,373,674	22,312,716

Net Assets:
Beginning of year	125,767,955	103,455,239
End of year*	$145,141,629	$125,767,955

*Including undistributed (overdistributed) net investment income of:	$(603,922)	$248,776

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Total Return Fund II		Total Return Fund III
Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$123,551	$107,151	$116,821	$102,079
27,807	49,249	39,755	44,971
4	0	0	0
(106,529)	69,664	(132,610)	48,728
0	0	4	0
44,833	226,064	23,970	195,778

(122,555)	(103,801)	(120,235)	(102,740)
(3,516)	(4,040)	(1,421)	(846)
0	0	0	0
0	0	0	0

(89,669)	(1,979)	(103,807)	(13,548)
(2,482)	(83)	(1,143)	(119)
0	0	0	0
0	0	0	0

0	0	0	0
0	0	0	0
0	0	0	0
0	0	0	0

(218,222)	(109,903)	(226,606)	(117,253)

1,049,111	506,013	509,527	434,478
39,298	20,682	19,280	12,923
0	0	10	0
0	0	0	0

182,113	95,330	209,775	106,542
5,903	4,115	2,485	922
0	0	0	0
0	0	0	0

(813,318)	(493,489)	(574,651)	(376,983)
(42,006)	(36,160)	(8,069)	(4,496)
0	0	0	0
0	0	0	0
421,101	96,491	158,357	173,386
0	2	0	1

247,712	212,654	(44,279)	251,912

2,359,327	2,146,673	2,264,847	2,012,935
$2,607,039	$2,359,327	$2,220,568	$2,264,847

$(5,785)	$(703)	$(7,721)	$2,346

Annual Report	March 31, 2009	21

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Total Return Fund II	Total Return Fund III

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations (excluding interest expense)	$56,907	$31,206

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(10,509,895)	(10,236,059)
Proceeds from sales of long-term securities	9,295,839	9,156,372
Purchases of short-term portfolio investments, net	57,972	83,596
Decrease in deposits with counterparty	14,865	15,166
Decrease in receivable for investments sold	280,826	316,749
Increase in interest and dividends receivable	(7,473)	(5,299)
Increase (decrease) in swap premiums paid	488	(11,580)
Increase (decrease) in payable for investments purchased	61,605	(16,855)
Increase in investment advisory fee	69	4
Increase in supervisory and administrative fee	69	4
Increase (decrease) in distribution fee	(1)	4
Proceeds from futures transactions	38,008	47,377
Proceeds from currency transactions	0	15,507
Payment from short sale transactions	(196,524)	(173,941)
Unrealized (depreciation) on investments	106,529	132,606
Net realized gain on investments	(27,811)	(39,755)
Net amortization on investments	(1,951)	(1,937)
Net cash used for operating activities	(830,478)	(686,835)

Cash flows received from financing activities:
Proceeds from shares sold	1,087,764	537,361
Payment on shares redeemed	(855,278)	(574,614)
Cash dividend paid*	(28,765)	(13,593)
Net borrowing from reverse repurchase agreements	631,272	717,960
Interest expense paid	(12,074)	(7,236)
Increase (decrease) in overdraft due to custodian	(117)	34
Increase in payable to counterparty	27,090	25,689
Net cash received from financing activities	849,892	685,601

Net Increase (Decrease) in Cash and Foreign Currency	19,414	(1,234)

Cash and Foreign Currency:
Beginning of year	0	7,686
End of year	$19,414	$6,452

* Reinvestment of dividends	$188,016	$212,260

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
PIMCO FUNDS (h)
Total PIMCO Funds (l) (Cost $1,031,743)		$1,031,743	0.7%
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (l) (Cost $639,670)		364,173	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
1.262% - 7.625% due 07/16/2009 - 02/01/2018	$1,476,959	1,463,414	1.0%
Citigroup, Inc.
1.262% - 7.250% due 06/09/2009 - 08/25/2036	2,457,605	2,161,298	1.5%
Goldman Sachs Group, Inc.
0.613% - 7.500% due 06/23/2009 - 10/01/2037	1,962,298	1,736,905	1.2%
Merrill Lynch & Co., Inc.
0.611% - 7.750% due 05/08/2009 - 05/14/2038	2,307,293	1,957,784	1.3%
Other Banking & Finance (a)(l)(m)		19,420,953	13.4%

Total Banking & Finance		26,740,354	18.4%

INDUSTRIALS
Total Industrials (a)(c)(l)(r)		7,699,880	5.3%
UTILITIES

Total Utilities (l)		2,726,775	1.9%

Total Corporate Bonds & Notes (Cost $42,883,268)		37,167,009	25.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (c)(f)(l)(r) (Cost $4,079,393)		3,889,535	2.7%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 06/01/2035	1,250,614	1,293,307	0.9%
5.000% due 08/01/2035	815,450	843,163	0.6%
5.000% due 10/01/2035	1,336,912	1,382,346	1.0%
5.000% due 03/01/2036	1,320,142	1,365,003	0.9%
5.000% due 03/01/2036 (m)	1,670,775	1,727,555	1.2%
5.000% due 04/01/2039	8,299,107	8,562,350	5.9%
5.000% due 05/01/2039	815,000	838,558	0.6%
5.500% due 05/01/2034	38,954	40,565	0.0%
5.500% due 05/01/2034 (m)	1,487,877	1,550,995	1.1%
5.500% due 09/01/2034	867,442	903,157	0.6%
5.500% due 11/01/2034	938,168	976,795	0.7%
5.500% due 01/01/2035	768,879	800,533	0.5%
5.500% due 02/01/2035	481,706	501,530	0.3%
5.500% due 02/01/2035 (k)	252,613	263,330	0.2%
5.500% due 07/01/2036	3,845	3,995	0.0%
5.500% due 07/01/2036 (m)	1,887,817	1,965,542	1.4%
5.500% due 08/01/2037	223,976	232,873	0.2%
5.500% due 08/01/2037 (m)	8,048,045	8,375,880	5.8%
5.500% due 08/01/2037 (n)	1,388,642	1,444,513	1.0%
5.500% due 01/01/2038	915,899	951,696	0.7%

See Accompanying Notes	Annual Report	March 31, 2009	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2038	$770,709	$800,855	0.5%
5.500% due 02/01/2038 (n)	1,438,565	1,495,096	1.0%
5.500% due 03/01/2038	647,477	672,784	0.5%
5.500% due 06/01/2038	826,276	858,594	0.6%
5.500% due 06/01/2038 (m)	2,863,747	2,975,675	2.1%
5.500% due 06/01/2038 (m)(n)	7,933,843	8,245,618	5.6%
5.500% due 07/01/2038	800,971	832,277	0.6%
5.500% due 09/01/2038	737,699	766,531	0.5%
5.500% due 09/01/2038 (n)	1,014,809	1,054,473	0.7%
5.500% due 04/01/2039	13,243,660	13,746,509	9.5%
5.500% due 05/01/2039	1,261,040	1,305,768	0.9%
6.000% due 09/01/2036	808,343	845,910	0.6%
6.000% due 10/01/2036	761,161	796,523	0.5%
6.000% due 11/01/2036	596,815	624,541	0.4%
6.000% due 04/01/2037	773,174	808,632	0.6%
6.000% due 05/01/2037	667,197	697,820	0.5%
6.000% due 06/01/2037	743,960	778,040	0.5%
6.000% due 07/01/2037	819,806	857,338	0.6%
6.000% due 08/01/2037	907,553	949,108	0.7%
6.000% due 09/01/2037	2,916,519	3,050,019	2.1%
6.000% due 10/01/2037	602,679	630,267	0.4%
6.000% due 09/01/2038	578,187	604,653	0.4%
6.000% due 10/01/2038	174,035	182,001	0.1%
6.000% due 10/01/2038 (m)	2,175,187	2,274,754	1.6%
6.000% due 04/01/2039	8,645,691	9,030,699	6.2%
6.000% due 05/01/2039	5,362,062	5,587,435	3.9%
0.000% - 1000.000% due 04/01/2009 - 01/25/2048 (b)(d)(n)	22,329,922	23,206,790	16.0%
Freddie Mac
5.500% due 08/01/2037	604,966	628,532	0.4%
5.500% due 01/01/2038	857,389	890,744	0.6%
5.500% due 02/01/2038 (m)	2,800,594	2,909,533	2.0%
5.500% due 04/01/2038	745,393	774,387	0.5%
5.500% due 06/01/2038 (m)	893,982	928,757	0.6%
5.500% due 04/01/2039	1,786,500	1,853,772	1.3%
6.000% due 04/01/2039	1,260,100	1,317,395	0.9%
0.562% - 1007.500% due 07/01/2009 - 02/25/2045 (b)(d)	4,025,957	4,130,780	2.8%
Ginnie Mae
0.945% - 17.000% due 04/15/2009 - 3/15/2041 (n)	1,519,720	1,588,240	1.1%
Other U.S. Government Agencies (l)		437,783	0.3%

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319	91.7%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (g)
2.125% due 01/15/2019 (m)	983,300	1,050,902	0.7%
2.500% due 01/15/2029	585,929	636,831	0.5%
1.625% - 3.875% due 01/15/2012 - 4/15/2029 (m)	2,033,533	2,110,774	1.5%
U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778	0.6%
U.S. Treasury Notes
2.375% due 03/31/2016	1,000,000	1,007,422	0.7%
Other U.S. Treasury Obligations (l)		329,123	0.2%

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830	4.2%

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(l)(r) (Cost $6,999,871)			$4,979,455	3.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.659% due 04/25/2023		$1,311,430	1,288,876	0.9%
1.139% - 2.859% due 07/25/2013 - 12/15/2033		293,600	275,856	0.2%
Other Asset-Backed Securities (l)(r)			2,117,172	1.4%

Total Asset-Backed Securities (Cost $3,920,309)			3,681,904	2.5%

SOVEREIGN ISSUES
Total Sovereign Issues (l) (Cost $344,814)			343,839	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	19,569	0.0%
1.806% - 2.703% due 10/20/2009 - 9/26/2013	EUR	66,225	78,029	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	2,853,563	2.0%
Citigroup, Inc.
1.698% - 4.250% due 6/28/2013 - 2/25/2030	EUR	93,500	62,157	0.0%
Goldman Sachs Group, Inc.
2.238% - 6.375% due 02/04/2013 - 05/02/2018		84,700	86,436	0.1%
Merrill Lynch & Co., Inc.
1.934% - 2.820% due 02/08/2010 - 07/22/2014		25,500	28,945	0.0%
Other Foreign Currency-Denominated Issues (a)(l)(r)			1,026,901	0.7%

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600	2.9%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (l)			516,471	0.4%
COMMERCIAL PAPER
Fannie Mae
1.191% - 1.200% due 05/11/2009 - 05/27/2009		$9,800	9,797	0.0%
Freddie Mac
0.230% - 0.685% due 04/6/2009 - 09/21/2009		27,900	27,865	0.0%
Other Commercial Paper (l)			1,401	0.0%

Total Commercial Paper			39,063	0.0%

REPURCHASE AGREEMENTS
Barclays Capital, Inc.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)		9,000	9,000	0.0%

See Accompanying Notes	Annual Report	March 31, 2009	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)	$5,500	$5,500	0.0%
Fixed Income Clearing Corp.
0.080% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)	138,672	138,672	0.1%
0.100% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)	100,000	100,000	0.1%
Goldman Sachs & Co.
0.170% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)	15,400	15,400	0.0%
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)	790,976	790,976	0.5%
0.190% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)	14,062	14,062	0.0%
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)	41,612	41,612	0.0%
0.210% due 04/02/2009 (Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)	97,600	97,600	0.1%
0.230% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)	136,700	136,700	0.1%

Total Repurchase Agreements		1,349,522	0.9%

U.S. CASH MANAGEMENT BILLS
U.S. Cash Management Bills
0.980% due 05/15/2009 (j)	14,660	14,659	0.0%

Total U.S. Cash Management Bills		14,659	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.005% - 0.258% due 04/02/2009 - 6/11/2009 (e)(i)(j)	955,375	955,332	0.7%

Total U.S. Treasury Bills		955,332	0.7%

Total Short-Term Instruments (Cost $2,876,741)		2,875,047	2.0%

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (p)
(Cost $336,724)	$1,257,519	0.9%

Total Investments (Cost $203,675,751)	$198,974,973	137.1%

Written Options (q) (Premiums $77,500)	(19,657)	(0.0%)

Other Assets and Liabilities (Net)	(53,813,687)	(37.1%)

Net Assets	$145,141,629	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains Interest only securities.
(c)	The grouping contains when-issued securities.
(d)	The grouping contains Principal only securities.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2009.
(m)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478

See Accompanying Notes	Annual Report	March 31, 2009	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	$12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(o)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400%	)	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983%	)	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850%	)	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160%	)	09/20/2013	8.028%	17,800	3,945	355	3,590
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300%	)	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450%	)	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190%	)	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450%	)	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170%	)	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550%	)	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470%	)	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470%	)	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490%	)	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000%	)	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.678%	10,000	24	0	24
Amgen, Inc.	GSC	(0.940%	)	06/20/2017	0.830%	15,000	(124)	0	(124)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160%	)	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450%	)	03/20/2010	5.367%	20,000	716	0	716

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.650%	)	12/20/2009	5.363%	$33,000	$840	$0	$840
Bank of America Corp.	JPM	(1.450%	)	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100%	)	12/20/2016	1.902%	20,000	(267)	0	(267)
Black & Decker Corp.	BOA	(2.225%	)	12/20/2014	2.225%	25,000	0	0	0
Black & Decker Corp.	GSC	(2.225%	)	12/20/2014	2.225%	15,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050%	)	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590%	)	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250%	)	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970%	)	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390%	)	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360%	)	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.665%	5,000	(110)	0	(110)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550%	)	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290%	)	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%	10,000	283	0	283
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	2.997%	10,000	464	0	464
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	2.997%	10,000	438	0	438

See Accompanying Notes	Annual Report	March 31, 2009	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler Finance N.A. LLC	RBS	(0.480%	)	09/20/2011	3.000%	$10,000	$582	$0	$582
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.472%	2,000	2	96	(94)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.472%	7,000	(230)	0	(230)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130%	)	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740%	)	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750%	)	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430%	)	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430%	)	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200%	)	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730%	)	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180%	)	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130%	)	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830%	)	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500%	)	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220%	)	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410%	)	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430%	)	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180%	)	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250%	)	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600%	)	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500%	)	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540%	)	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580%	)	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470%	)	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390%	)	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940%	)	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860%	)	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650%	)	09/20/2016	7.390%	13,500	4,120	0	4,120
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	10,000	3,488	0	3,488
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%	20,000	7,658	0	7,658

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Paper Co.	BCLY	(5.030%	)	06/20/2018	4.445%	$20,000	$(738)	$0	$(738)
International Paper Co.	BOA	(5.980%	)	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755%	)	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870%	)	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190%	)	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250%	)	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250%	)	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050%	)	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090%	)	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300%	)	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420%	)	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.954%	10,000	212	0	212
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.954%	10,000	210	0	210
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530%	)	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785%	)	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800%	)	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500%	)	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920%	)	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160%	)	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640%	)	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	577	(92)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	18,000	85	0	85
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.890%	20,000	64	0	64

See Accompanying Notes	Annual Report	March 31, 2009	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%	$30,000	$(188)	$(237)	$49
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.865%	11,000	107	60	47
Masco Corp.	CITI	(4.240%	)	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680%	)	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250%	)	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470%	)	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990%	)	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200%	)	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240%	)	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280%	)	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	2.097%	10,000	475	0	475
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	1.596%	6,745	175	182	(7)
PC Financial Partnership	DUB	(1.600%	)	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730%	)	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	10,000	(48)	0	(48)
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%	1,200	(16)	4	(20)

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%	$11,000	$(11)	$0	$(11)
Pitney Bowes, Inc.	CITI	(0.980%	)	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435%	)	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600%	)	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660%	)	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730%	)	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520%	)	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940%	)	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500%	)	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450%	)	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250%	)	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%	10,000	906	572	334
Reynolds American, Inc.	RBS	(4.100%	)	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540%	)	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770%	)	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250%	)	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	5.889%	8,000	1,962	1,135	827
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	1.000%	1,200	(20)	52	(72)

See Accompanying Notes	Annual Report	March 31, 2009	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	1.000%	$2,500	$(30)	$120	$(150)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750%	)	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450%	)	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150%	)	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250%	)	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700%	)	12/20/2016	1.044%	12,000	275	0	275
Toll Brothers Finance Corp.	DUB	(1.390%	)	09/20/2013	1.823%	9,800	164	0	164
Transocean, Inc.	GSC	(1.820%	)	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010%	)	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505%	)	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050%	)	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050%	)	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500%	)	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510%	)	06/20/2018	1.416%	20,000	(158)	0	(158)
Vivendi	BOA	(1.200%	)	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465%	)	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500%	)	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450%	)	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790%	)	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560%	)	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165%	)	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350%	)	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300%	)	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400%	)	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960%	)	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360%	)	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970%	)	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830%	)	03/20/2012	2.286%	10,000	403	624	(221)
Williams Cos., Inc.	DUB	(2.300%	)	03/20/2019	2.256%	5,000	(28)	0	(28)

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Williams Cos., Inc.	JPM	(2.450%	)	03/20/2019	2.256%	$5,000	$(85)	$0	$(85)
Wyeth	MSC	(0.150%	)	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	9.056%	11,250	2,145	0	2,145

							$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	5,500	(2,314)	0	(2,314)

See Accompanying Notes	Annual Report	March 31, 2009	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	$20,000	$(2,094)	$0	$(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	10,000	(2,503)	0	(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	$10,000	$(2,023)	$0	$(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	22,800	(2,892)	0	(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	21,900	(2,430)	0	(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)

See Accompanying Notes	Annual Report	March 31, 2009	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	$900	$(134)	$0	$(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)
General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	25,000	(19,650)	0	(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	$20,000	$(16,214)	$0	$(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	21,200	(133)	0	(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)

See Accompanying Notes	Annual Report	March 31, 2009	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	$6,100	$(218)	$0	$(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)
Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	22,400	(4,580)	0	(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	$42,100	$(704)	$(704)	$0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(1,499)	0	(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)

See Accompanying Notes	Annual Report	March 31, 2009	41

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$130,000	$(8,623)	$(10,191)	$1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	2,938	177	2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	62,100	$(96)	$0	$(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	103,030	66,439	36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	177	17	160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739

See Accompanying Notes	Annual Report	March 31, 2009	43

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	162,900	$20,610	$1,649	$18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(p)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(q)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$ 3,724	$28

See Accompanying Notes	Annual Report	March 31, 2009	45

Summary Schedule of Investments  Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(r)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(s)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

(t)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	288,252	04/2009	$0	$(3,679)	$(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035
Sell		BCLY	302,730	06/2009	1,596	(752)	844
Sell		CSFB	400,000	06/2009	2,398	(2,735)	(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)
Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)

See Accompanying Notes	Annual Report	March 31, 2009	47

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	BNP	9,536,920	05/2009	$1,655	$0	$1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)
Sell		BCLY	4,708	04/2009	612	0	612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178
Buy		CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell		CITI	91,990	04/2009	171	0	171
Buy		DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell		DUB	128	04/2009	5	0	5
Buy		HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell		HSBC	326,608	04/2009	1,029	(75)	954
Sell		JPM	92,766	04/2009	177	(8)	169
Buy		RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy		UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy		HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell		HSBC	65,450	07/2009	47	(18)	29

					$191,752	$(305,610)	$(113,858)

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

(u)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments ++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments ++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  Total Return Fund II

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 2.4%
Short-Term Floating NAV Portfolio	6,398,773	$64,020

Total PIMCO Funds (Cost $64,020)		64,020

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 26.2%

BANKING & FINANCE 19.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	3,002
American Express Bank FSB
0.605% due 10/20/2009	4,600	4,448
6.000% due 09/13/2017	4,000	3,374
American Express Centurion Bank
0.716% due 11/16/2009	3,900	3,745
6.000% due 09/13/2017	4,000	3,374
American Express Co.
7.000% due 03/19/2018	200	177
American Express Credit Corp.
0.593% due 11/09/2009	6,600	6,406
5.875% due 05/02/2013	2,800	2,461
American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	6,400	5,540
American General Finance Corp.
5.625% due 08/17/2011	400	170
American International Group, Inc.
0.606% due 06/16/2009	4,800	4,326
1.252% due 10/18/2011	100	52
4.950% due 03/20/2012	200	98
5.050% due 10/01/2015	1,000	445
Bank of America Corp.
1.356% due 11/06/2009	2,600	2,566
8.000% due 12/29/2049	43,100	17,282
8.125% due 12/29/2049	30,800	12,669
Bank of America N.A.
5.300% due 03/15/2017	325	239
6.000% due 10/15/2036	1,300	863
6.100% due 06/15/2017	16,100	11,692
Bank of New York Mellon Corp.
7.300% due 12/01/2009	400	407
Bear Stearns Cos. LLC
1.341% due 08/21/2009	14,100	14,054
1.341% due 02/23/2010	4,000	3,953
1.404% due 01/31/2011	7,700	7,329
1.448% due 08/15/2011	700	647
1.486% due 07/19/2010	5,900	5,816

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group, Inc.
4.250% due 02/01/2010	$3,570	$3,061
5.200% due 11/03/2010	7,100	5,729
Citigroup Capital XXI
8.300% due 12/21/2057	2,500	1,206
Citigroup Funding, Inc.
0.523% due 04/23/2009	8,600	8,580
1.226% due 06/26/2009	3,000	2,964
1.257% due 09/22/2009	4,200	4,109
Citigroup, Inc.
1.262% due 12/28/2009	4,800	4,433
5.300% due 10/17/2012	1,000	882
5.500% due 08/27/2012	3,025	2,699
5.500% due 04/11/2013	11,200	9,852
5.850% due 07/02/2013	700	627
6.000% due 08/15/2017	7,900	6,833
8.400% due 04/29/2049	27,000	15,293
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	100	99
Credit Suisse USA, Inc.
1.438% due 08/15/2010	13,987	13,429
Fifth Third Bancorp
6.250% due 05/01/2013	350	335
8.250% due 03/01/2038	16,000	9,832
General Electric Capital Corp.
1.212% due 01/20/2010	8,000	7,760
5.875% due 01/14/2038	10,200	7,315
6.125% due 02/22/2011	400	405
6.875% due 01/10/2039	3,900	3,193
Goldman Sachs Group, Inc.
1.318% due 11/16/2009	11,400	11,138
5.300% due 02/14/2012	325	314
5.625% due 01/15/2017	5,800	4,527
5.950% due 01/18/2018	7,375	6,711
6.150% due 04/01/2018	3,700	3,388
6.250% due 09/01/2017	6,300	5,851
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	63,569
HSBC Finance Corp.
1.192% due 10/21/2009	3,000	2,836
1.411% due 03/12/2010	9,100	8,066
1.518% due 11/16/2009	8,400	8,054
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	2,873
JPMorgan Chase & Co.
0.571% due 06/26/2009	3,300	3,292
1.281% due 05/07/2010	5,800	5,680
6.000% due 01/15/2018	1,700	1,721
7.900% due 04/29/2049	300	193
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	7,352

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Capital XX
6.550% due 09/29/2036	$800	$515
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	3,720
KeyBank N.A.
3.511% due 06/02/2010	5,600	5,400
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	14,700	1,838
2.951% due 05/25/2010 (a)	1,700	213
5.625% due 01/24/2013 (a)	3,100	388
6.875% due 05/02/2018 (a)	1,200	150
Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	8,100	7,926
1.346% due 12/04/2009	4,800	4,611
4.125% due 09/10/2009	325	321
6.050% due 08/15/2012	325	279
6.400% due 08/28/2017	4,400	3,163
MetLife, Inc.
6.400% due 12/15/2036	1,500	631
Metropolitan Life Global Funding I
1.278% due 05/17/2010	7,500	7,083
Morgan Stanley
1.184% due 01/15/2010	10,900	10,489
1.291% due 05/07/2009	7,400	7,389
3.338% due 05/14/2010	13,900	13,544
5.625% due 01/09/2012	450	433
5.950% due 12/28/2017	225	205
National City Bank
6.200% due 12/15/2011	375	369
PNC Funding Corp.
7.500% due 11/01/2009	335	334
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,576
5.550% due 04/27/2015	4,000	3,793
SLM Corp.
1.299% due 07/27/2009	2,900	2,794
4.000% due 07/25/2014	2,000	824
State Street Capital Trust III
8.250% due 03/15/2042	3,500	2,074
State Street Capital Trust IV
2.320% due 06/15/2037	600	237
U.S. Bank N.A.
6.375% due 08/01/2011	250	263
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	7,909
USB Capital IX
6.189% due 04/15/2049	700	277
Wachovia Corp.
1.224% due 10/15/2011	13,600	12,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 10/15/2016	$1,300	$1,004
5.750% due 02/01/2018	1,300	1,154
Wells Fargo & Co.
3.125% due 04/01/2009	425	425
4.625% due 08/09/2010	25,000	24,695
7.980% due 02/28/2049	12,800	6,023
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	635

		495,085

INDUSTRIALS 6.4%
Abbott Laboratories
5.875% due 05/15/2016	325	349
Amgen, Inc.
6.900% due 06/01/2038	15,600	16,087
Comcast Corp.
5.875% due 02/15/2018	1,100	1,048
6.450% due 03/15/2037	1,100	965
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,536
Dell, Inc.
5.650% due 04/15/2018	6,000	5,673
El Paso Corp.
6.750% due 05/15/2009	15,900	15,934
General Mills, Inc.
1.252% due 01/22/2010	3,500	3,440
6.000% due 02/15/2012	300	316
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	339
International Business Machines Corp.
5.700% due 09/14/2017	30,100	31,253
7.625% due 10/15/2018	350	402
Kraft Foods, Inc.
6.125% due 08/23/2018	375	377
Marathon Oil Corp.
6.000% due 10/01/2017	325	302
McDonald’s Corp.
5.800% due 10/15/2017	200	216
Oracle Corp.
4.950% due 04/15/2013	7,000	7,407
5.750% due 04/15/2018	6,900	7,219
PepsiCo, Inc.
5.000% due 06/01/2018	275	285
President and Fellows of Harvard College
6.000% due 01/15/2019	6,400	6,898
6.500% due 01/15/2039	33,600	37,663
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	1,748

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Target Corp.
5.125% due 01/15/2013	$6,200	$6,466
Time Warner, Inc.
6.875% due 05/01/2012	380	387
United Airlines, Inc.
6.071% due 03/01/2013	13	13
9.190% due 12/24/2013 (a)	5,784	2,024
Wyeth
6.950% due 03/15/2011	400	426
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	18,693

		167,466

UTILITIES 0.8%
AT&T, Inc.
1.334% due 02/05/2010	2,300	2,294
4.950% due 01/15/2013	1,700	1,727
5.500% due 02/01/2018	1,700	1,647
6.250% due 03/15/2011	400	418
6.300% due 01/15/2038	1,200	1,059
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,784
Verizon Communications, Inc.
1.475% due 04/03/2009	9,100	9,100
5.250% due 04/15/2013	500	511

		19,540

Total Corporate Bonds & Notes (Cost $804,550)		682,091

MUNICIPAL BONDS & NOTES 3.4%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	11,500	9,902
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,231
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	619
6.899% due 12/01/2040	7,100	7,090
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2026	5,640	5,481
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$6,300	$6,317
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	155	182
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039 (b)	13,700	13,468
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	2,800	2,485
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	9,610
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series 2009
5.000% due 10/01/2038	2,500	2,510
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	929
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,053
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,879
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	19,280	18,684
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	2,200	2,540

Total Municipal Bonds & Notes (Cost $87,752)		87,624

U.S. GOVERNMENT AGENCIES 101.5%
Fannie Mae
0.582% due 12/25/2036	1,888	1,689
3.022% due 07/01/2044	694	688
3.222% due 09/01/2040	2,822	2,798
4.325% due 02/01/2023 - 01/01/2024	79	78
4.400% due 12/01/2023	57	57
4.500% due 06/01/2023	962	992
4.654% due 05/25/2035	801	824
4.807% due 10/01/2035	3,585	3,676
4.818% due 09/01/2035	902	920
4.837% due 09/01/2034	679	696
4.870% due 03/01/2024	1	1

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.891% due 01/01/2035	$1,779	$1,819
4.993% due 07/01/2020	86	85
5.000% due 12/01/2016 - 04/01/2039	301,422	312,806
5.000% due 06/01/2035 - 04/01/2037 (g)	45,060	46,563
5.143% due 04/01/2024	15	16
5.500% due 11/01/2013 - 05/01/2039	508,594	528,310
5.500% due 01/01/2033 - 11/01/2038 (g)	545,505	567,536
5.500% due 07/01/2036 (h)	12,011	12,506
5.770% due 06/01/2013	605	655
5.953% due 06/21/2027	26,800	28,235
6.000% due 05/01/2017 - 05/01/2039	403,274	421,796
6.000% due 12/01/2036 - 10/01/2038 (g)	209,538	219,141
6.000% due 11/01/2037 (h)	16,230	16,973
6.046% due 05/01/2012	302	322
6.114% due 02/01/2012	568	608
6.500% due 07/01/2013 - 06/25/2044	8,538	8,991
7.000% due 04/01/2011 - 09/25/2020	29	31
7.040% due 12/01/2009	302	305
8.000% due 04/01/2015 - 10/01/2030	9	10
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	8	8
9.250% due 07/25/2019	123	137
10.000% due 11/01/2021	4	4
11.000% due 09/01/2010	2	2
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	52,674	51,051
0.786% due 02/15/2019	18,902	18,300
3.023% due 02/25/2045	443	381
4.875% due 06/13/2018	1,800	2,001
5.000% due 11/01/2018 - 09/01/2038	151,107	156,031
5.000% due 05/01/2038 (g)	40,878	42,200
5.129% due 12/01/2022	257	259
5.275% due 07/01/2030	77	78
5.335% due 02/01/2023	44	45
5.500% due 01/01/2018 - 10/01/2038	42,700	44,362
5.500% due 02/01/2038 - 08/01/2038 (g)	90,367	93,882
6.000% due 02/01/2016 - 04/01/2039	41,543	43,479
6.500% due 12/01/2010	8	8
7.000% due 07/15/2022	1,097	1,164
7.500% due 01/15/2023	2,604	2,763

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 11/01/2025 - 06/15/2030	$1,254	$1,312
9.000% due 12/15/2020	61	66
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	6	7
Ginnie Mae
4.125% due 12/20/2029	602	605
4.625% due 09/20/2024 - 07/20/2030	1,242	1,250
5.375% due 06/20/2023 - 06/20/2027	1,691	1,724
6.000% due 01/15/2024 - 11/15/2038	4,872	5,099
7.500% due 09/15/2014 - 09/15/2025	20	22
8.000% due 07/15/2010 - 08/15/2024	53	57
9.000% due 11/15/2017	22	24
9.500% due 01/20/2019 - 12/15/2021	10	11
Small Business Administration
7.449% due 08/01/2010	272	279
7.970% due 01/25/2025	111	117

Total U.S. Government Agencies (Cost $2,571,565)		2,645,865

U.S. TREASURY OBLIGATIONS 8.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	3,566	3,551
1.625% due 01/15/2015 (g)	12,825	12,985
1.750% due 01/15/2028	5,341	5,131
1.875% due 07/15/2013	22,414	23,031
1.875% due 07/15/2015 (g)	37,553	38,621
2.000% due 07/15/2014	19,040	19,706
2.625% due 07/15/2017	7,232	7,881
3.000% due 07/15/2012	5,862	6,252
3.500% due 01/15/2011	39,907	41,703
U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	27,100	26,863
6.250% due 08/15/2023	4,200	5,528
7.875% due 02/15/2021	3,100	4,498
8.125% due 08/15/2019	7,600	11,025
8.750% due 08/15/2020	14,200	21,673

Total U.S. Treasury Obligations (Cost $213,530)		228,448

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,047	1,138

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.110% due 05/25/2035	$3,536	$2,547
Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	1,411	1,191
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	5,026	2,713
5.491% due 09/25/2035	727	360
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	366
5.471% due 01/12/2045	1,500	1,123
5.700% due 06/11/2050	5,000	3,808
Bear Stearns Mortgage Funding Trust
0.712% due 01/25/2037	14,410	5,565
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	44	37
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	4,063	2,604
4.700% due 12/25/2035	1,124	844
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	1,826
Countrywide Alternative Loan Trust
0.702% due 05/25/2047	3,135	1,020
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	22	15
5.250% due 02/20/2036	1,330	775
5.750% due 05/25/2033	92	91
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	500	408
CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032	64	51
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	1,880	1,676
DLJ Acceptance Trust
11.000% due 08/01/2019	11	11
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	2,829	2,267
0.602% due 01/25/2047	3,002	2,570
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	149
5.444% due 03/10/2039	2,200	1,592
GS Mortgage Securities Corp. II
5.799% due 08/10/2045	8,400	5,762
GSR Mortgage Loan Trust
5.178% due 01/25/2036	44	26
5.242% due 11/25/2035	3,956	2,545
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	34	37

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	$1,196	$818
Indymac ARM Trust
4.442% due 01/25/2032	28	18
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	2,478
5.420% due 01/15/2049	500	340
5.440% due 06/12/2047	1,300	844
5.794% due 02/12/2051	3,000	1,993
5.819% due 06/15/2049	100	77
5.882% due 02/15/2051	1,200	852
JPMorgan Mortgage Trust
5.018% due 02/25/2035	23	19
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	638	474
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	442
5.485% due 03/12/2051	2,900	1,673
Morgan Stanley Capital I
0.617% due 10/15/2020	1,111	820
5.809% due 12/12/2049	300	210
Prime Mortgage Trust
0.922% due 02/25/2019	154	147
0.922% due 02/25/2034	979	793
Residential Funding Mortgage Securities I
5.582% due 02/25/2036	782	427
Structured Asset Mortgage Investments, Inc.
1.216% due 09/19/2032	574	435
Structured Asset Securities Corp.
4.687% due 02/25/2032	83	70
5.140% due 01/25/2032	75	64
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	2,632	2,260
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	2,926	2,018
5.342% due 12/15/2043	3,800	2,384
5.509% due 04/15/2047	1,700	1,073
WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	971	401
2.833% due 11/25/2042	420	256
4.678% due 05/25/2035	395	213
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	28	19
4.950% due 03/25/2036	4,977	3,143

Total Mortgage-Backed Securities (Cost $95,688)		67,878

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp.
0.572% due 12/25/2036	$1,252	$1,100
0.672% due 12/25/2035	946	910
American Express Credit Account Master Trust
1.056% due 02/15/2012	662	621
Amortizing Residential Collateral Trust
0.792% due 06/25/2032	784	528
Asset-Backed Funding Certificates
0.582% due 11/25/2036	985	908
Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	154	152
BA Credit Card Trust
1.256% due 12/15/2014	13,900	12,449
Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	3,967	2,903
0.612% due 06/25/2047	1,392	1,105
0.972% due 03/25/2043	553	516
1.022% due 06/25/2035	2,442	2,244
Chase Issuance Trust
0.546% due 07/15/2011	7,200	7,182
Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	1,749	1,564
EMC Mortgage Loan Trust
0.892% due 05/25/2040	2,023	1,555
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	2,888	2,655
0.572% due 11/25/2036	2,237	1,994
Ford Credit Auto Owner Trust
1.456% due 01/15/2011	17,550	17,388
1.976% due 06/15/2012	12,700	11,874
Fremont Home Loan Trust
0.582% due 01/25/2037	1,543	1,313
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	889	516
JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	2,091	1,932
Lehman XS Trust
0.592% due 05/25/2046	169	165
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	107	44
MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	12,280	12,195
Morgan Stanley ABS Capital I
0.562% due 10/25/2036	633	579
Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	887	810

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Option One Mortgage Loan Trust
0.562% due 02/25/2037	$745	$726
0.572% due 01/25/2037	967	907
Quest Trust
0.642% due 08/25/2036	6,215	4,651
Securitized Asset-Backed Receivables LLC Trust
0.582% due 12/25/2036	1,780	1,474
SLM Student Loan Trust
2.659% due 04/25/2023	12,264	12,053
Structured Asset Securities Corp.
0.812% due 01/25/2033	237	120

Total Asset-Backed Securities (Cost $111,951)		105,133

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.2%
American International Group, Inc.
8.500% due 08/01/2011	202,700	1,095
Bank of America Corp.
7.250% due 12/31/2049	15,000	6,367
Wells Fargo & Co.
7.500% due 12/31/2049	50,500	24,189

Total Convertible Preferred Stocks (Cost $47,268)		31,651

PREFERRED STOCKS 0.6%
DG Funding Trust
2.717% due 12/31/2049	1,568	15,704

Total Preferred Stocks (Cost $16,522)		15,704

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
0.080% due 04/01/2009	$5,598	5,598
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $5,714. Repurchase proceeds are $5,598.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	20,000	20,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $20,360. Repurchase proceeds are $20,000.)

		25,598

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.0%
0.251% due 04/02/2009 - 06/11/2009 (c)(f)	$25,770	$25,767

Total Short-Term Instruments (Cost $51,364)		51,365

PURCHASED OPTIONS (j) 0.9%
(Cost $6,052)		22,778

Total Investments 153.6% (Cost $4,070,262)		$4,002,557

Written Options (k) (0.0%) (Premiums $1,127)		(262)

Other Assets and Liabilities (Net) (53.6%)		(1,395,256)

Net Assets 100.0%		$2,607,039

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Total Return Fund II is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $25,767 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $638,757 at a weighted average interest rate of 1.858%. On March 31, 2009, securities valued at $1,012,270 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $3,546 and cash of $6,415 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	782	$4,191
90-Day Eurodollar June Futures	Long	06/2009	1,671	8,749
90-Day Eurodollar June Futures	Long	06/2010	25	156
90-Day Eurodollar March Futures	Long	03/2010	554	3,266
90-Day Eurodollar September Futures	Long	09/2009	1,514	9,633
90-Day Eurodollar September Futures	Long	09/2010	25	162
U.S. Treasury 5-Year Note June Futures	Long	06/2009	169	299
U.S. Treasury 10-Year Note June Futures	Long	06/2009	245	752

				$27,208

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	22.909%	$1,600	$(693)	$0	$(693)
American International Group, Inc.	DUB	5.000%	12/20/2013	21.481%	5,300	(1,965)	(477)	(1,488)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	3.844%	2,000	(204)	0	(204)
CIT Group, Inc.	BCLY	5.200%	03/20/2013	12.341%	3,600	(658)	0	(658)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	300	(30)	0	(30)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	400	(45)	0	(45)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	100	(13)	0	(13)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	13,800	(2,014)	0	(2,014)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	13,700	(2,808)	0	(2,808)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,000	(61)	0	(61)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	300	(38)	0	(38)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	600	(48)	0	(48)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	400	(32)	0	(32)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	400	(44)	0	(44)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	1,500	(95)	0	(95)
General Electric Capital Corp.	MLP	1.080%	12/20/2009	10.020%	12,700	(778)	0	(778)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	1,800	(73)	0	(73)
International Lease Finance Corp.	MLP	5.000%	12/20/2013	19.688%	4,000	(1,271)	(670)	(601)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	600	(47)	0	(47)
Wachovia Corp.	RBS	3.020%	03/20/2013	3.028%	8,200	7	0	7

						$(10,910)	$(1,147)	$(9,763)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$600	$(238)	$0	$(238)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	800	(317)	0	(317)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,000	(809)	0	(809)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(198)	0	(198)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,900	(757)	0	(757)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	8,095	(1,000)	0	(1,000)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,877	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,951	(239)	0	(239)

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Total Return Fund II  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	$4,800	$(76)	$0	$(76)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,668	42	0	42
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,348	4	0	4
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	(24)	0	(24)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,986	(50)	0	(50)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,528	(16)	0	(16)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,111	(28)	0	(28)

					$(4,308)	$0	$(4,308)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$157,600	$4,367	$(277)	$4,644
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	34,800	964	(82)	1,046
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY	5,700	145	7	138
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	348,400	12,112	0	12,112
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	181,700	5,971	(1,787)	7,758
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	149,800	4,923	(443)	5,366
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	4,200	209	153	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	15,300	762	579	183
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	10,700	533	337	196
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	10,600	529	239	290
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	11,100	553	254	299
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	10,700	(2,917)	131	(3,048)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	2,400	(654)	(24)	(630)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	2,000	75	(170)	245
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	5,000	(1,727)	(134)	(1,593)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	1,900	(657)	28	(685)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	40,700	(14,061)	(3,500)	(10,561)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	2,200	(760)	45	(805)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	7,100	(2,453)	(233)	(2,220)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	12,700	(2,104)	(824)	(1,280)

						$5,810	$(5,701)	$11,511

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$80,200	$858	$3,021
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,200	588	2,079
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	21,400	240	806
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	132,900	1,255	5,006
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	309	1,334
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	185,800	1,980	6,998
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	77,700	822	3,534

							$6,052	$22,778

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	39	$28	$27
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	118	34	28
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	94	79	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	63	42	44
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	199	62	20

				$245	$139

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$18,000	$140	$29
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	7,000	29	8
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	17,700	87	7
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	24,000	109	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	4,000	22	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	4,000	18	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,500	26	4
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	7,000	28	8

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Total Return Fund II  (Cont.)

Interest Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$5,000	$28	$0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,000	28	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	10,000	68	16
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,500	59	14
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,500	15	4
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,000	38	7
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	6,000	43	10
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	26,500	100	10

							$844	$123

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$6,000	$38	$0

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	2,497	$525,600	$13,867
Sales	4,718	372,400	9,595
Closing Buys	(1,108)	(733,300)	(17,189)
Expirations	(4,668)	0	(4,487)
Exercised	(926)	0	(659)

Balance at 03/31/2009	513	$164,700	$1,127

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$95,671	$3,904,862	$2,024	$4,002,557
Other Financial Instruments ++	27,208	(2,822)	0	24,386

Total	$122,879	$3,902,040	$2,024	$4,026,943

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$3,261	$(447)	$12	$108	$(910)	$0	$2,024
Other Financial Instruments ++	(306)	0	0	0	(1,488)	1,794	0

Total	$2,955	$(447)	$12	$108	$(2,398)	$1,794	$2,024

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Total Return Fund III

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.8%
Short-Term Floating NAV Portfolio	10,746,333	$107,517

Total PIMCO Funds (Cost $107,513)		107,517

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.560% due 08/03/2012	$9,850	5,313
Sensata Technologies BV
2.934% due 04/27/2013	2,940	1,270

Total Bank Loan Obligations (Cost $12,459)		6,583

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 20.5%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016	100	64
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	3,000	2,905
American Express Bank FSB
0.605% due 10/20/2009	4,000	3,868
6.000% due 09/13/2017	4,000	3,374
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,374
American Express Co.
7.000% due 03/19/2018	600	530
American Express Credit Corp.
0.593% due 11/09/2009	5,700	5,532
5.875% due 05/02/2013	3,255	2,861
American General Finance Corp.
5.375% due 10/01/2012	265	107
6.900% due 12/15/2017	5,300	1,860
American International Group, Inc.
0.606% due 06/16/2009	5,800	5,227
1.252% due 10/18/2011	7,800	4,085
5.050% due 10/01/2015	400	178
5.850% due 01/16/2018	10,400	4,079
ANZ National International Ltd.
1.281% due 08/07/2009	4,400	4,398
6.200% due 07/19/2013	3,700	3,573
ASIF I
1.309% due 07/26/2010	10,000	8,008
Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	31,000	31,444
Bank of America Corp.
1.568% due 08/15/2016	1,400	898

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.650% due 05/01/2018	$165	$138
8.000% due 12/29/2049	46,585	18,680
8.125% due 12/29/2049	13,200	5,430
Bank of Scotland PLC
1.182% due 07/17/2009	6,500	6,464
Barclays Bank PLC
5.450% due 09/12/2012	20,400	20,676
6.050% due 12/04/2017	3,400	2,680
Bear Stearns Cos. LLC
1.341% due 08/21/2009	6,600	6,579
1.352% due 07/16/2009	12,600	12,577
1.404% due 01/31/2011	7,900	7,519
1.448% due 08/15/2011	300	277
6.400% due 10/02/2017	8,900	8,681
7.250% due 02/01/2018	60	62
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	85	88
C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	877
Calabash Re Ltd.
9.720% due 01/08/2010	3,400	3,282
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049	150	41
CIT Group, Inc.
1.399% due 04/27/2011	2,200	1,477
Citigroup Capital XXI
8.300% due 12/21/2057	4,000	1,930
Citigroup Funding, Inc.
0.523% due 04/23/2009	700	698
1.226% due 06/26/2009	2,700	2,667
Citigroup, Inc.
1.262% due 12/28/2009	400	369
5.100% due 09/29/2011	925	842
5.300% due 10/17/2012	1,100	971
5.500% due 08/27/2012	12,200	10,885
5.500% due 04/11/2013	10,700	9,412
5.850% due 07/02/2013	700	627
6.125% due 08/25/2036	9,800	5,282
6.500% due 08/19/2013	490	451
8.400% due 04/29/2049	17,225	9,756
Countrywide Financial Corp.
5.800% due 06/07/2012	3,300	2,868
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	110	98
4.125% due 09/15/2009	2,700	2,668
Credit Suisse USA, Inc.
1.331% due 11/20/2009	490	484
Deutsche Bank AG
4.875% due 05/20/2013	590	579
6.000% due 09/01/2017	7,200	6,973
DnB NOR Bank ASA
1.330% due 10/13/2009	3,300	3,260

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of China
4.875% due 07/21/2015	$500	$515
First Tennessee Bank N.A.
1.306% due 05/18/2009	7,651	7,576
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	356
7.375% due 10/28/2009	2,700	2,422
General Electric Capital Corp.
1.212% due 01/20/2010	11,700	11,350
1.308% due 08/15/2011	6,700	5,734
1.472% due 10/06/2010	800	733
3.750% due 12/15/2009	145	145
5.625% due 05/01/2018	700	610
6.875% due 01/10/2039	3,500	2,866
GMAC LLC
6.000% due 12/15/2011	600	337
Goldman Sachs Group, Inc.
1.318% due 11/16/2009	5,000	4,885
1.455% due 07/23/2009	7,900	7,834
1.677% due 03/22/2016	100	68
4.750% due 07/15/2013	790	727
5.700% due 09/01/2012	41	40
5.950% due 01/18/2018	8,500	7,735
6.250% due 09/01/2017	6,800	6,315
HSBC Bank USA N.A.
1.432% due 06/10/2009	4,500	4,475
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	819
HSBC Finance Corp.
1.192% due 10/21/2009	2,600	2,458
1.518% due 11/16/2009	7,770	7,450
5.250% due 01/15/2014	300	239
HSBC Holdings PLC
6.500% due 05/02/2036	3,800	3,149
6.500% due 09/15/2037	1,500	1,232
ICICI Bank Ltd.
1.894% due 01/12/2010	5,800	5,222
International Lease Finance Corp.
4.875% due 09/01/2010	270	197
John Deere Capital Corp.
4.500% due 04/03/2013	555	545
JPMorgan Chase & Co.
0.571% due 06/26/2009	2,900	2,893
5.600% due 06/01/2011	1,000	1,010
5.750% due 01/02/2013	290	277
7.900% due 04/29/2049	2,040	1,314
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	5,355
JPMorgan Chase Capital XX
6.550% due 09/29/2036	700	451

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KBC Bank Funding Trust III
9.860% due 11/29/2049	$2,100	$651
KeyBank N.A.
3.511% due 06/02/2010	5,300	5,111
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	2,300	288
2.907% due 11/16/2009 (a)	11,000	1,375
2.911% due 08/21/2009 (a)	3,550	444
2.951% due 05/25/2010 (a)	100	13
3.005% due 07/18/2011 (a)	3,000	375
3.052% due 11/10/2009 (a)	2,500	313
5.625% due 01/24/2013 (a)	3,200	400
Longpoint Re Ltd.
6.570% due 05/08/2010	1,700	1,651
Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	3,800	3,719
1.346% due 12/04/2009	4,300	4,131
4.250% due 02/08/2010	750	708
6.050% due 08/15/2012	1,100	945
6.150% due 04/25/2013	155	130
6.400% due 08/28/2017	4,000	2,876
6.875% due 04/25/2018	1,070	839
MetLife, Inc.
5.375% due 12/15/2012	10	9
Metropolitan Life Global Funding I
5.125% due 04/10/2013	690	631
Morgan Stanley
1.184% due 01/15/2010	10,100	9,719
3.338% due 05/14/2010	11,300	11,011
4.750% due 04/01/2014	110	90
6.250% due 08/28/2017	1,300	1,209
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	403
Mystic Re Ltd.
11.261% due 06/07/2011	1,100	1,044
National Australia Bank Ltd.
5.350% due 06/12/2013	3,100	3,005
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	225
Petroleum Export Ltd.
5.265% due 06/15/2011	340	289
PNC Funding Corp.
5.125% due 12/14/2010	135	133
Protective Life Secured Trusts
4.850% due 08/16/2010	115	109
Prudential Financial, Inc.
6.625% due 12/01/2037	800	434
Prudential Holdings LLC
8.695% due 12/18/2023	265	228
RBS Capital Trust III
5.512% due 09/29/2049	125	50

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	$700	$675
Resona Bank Ltd.
5.850% due 09/29/2049	800	409
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	3,800	1,713
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,700	2,038
SLM Corp.
5.000% due 10/01/2013	510	272
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,049
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	10,400	8,443
State Street Capital Trust III
8.250% due 03/15/2042	3,400	2,015
State Street Capital Trust IV
2.320% due 06/15/2037	600	237
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	3,679
TNK-BP Finance S.A.
6.125% due 03/20/2012	700	585
UBS AG
5.750% due 04/25/2018	1,000	838
5.875% due 12/20/2017	2,500	2,155
USB Capital IX
6.189% due 04/15/2049	600	237
Wachovia Capital Trust III
5.800% due 03/29/2049	245	88
Wachovia Corp.
1.224% due 10/15/2011	14,600	12,952
Wachovia Mortgage FSB
1.430% due 09/16/2009	500	480
Wells Fargo & Co.
7.980% due 02/28/2049	50,775	23,893
World Financial Properties
6.950% due 09/01/2013	127	114
XL Capital Ltd.
6.500% due 12/31/2049	220	42

		454,519

INDUSTRIALS 5.5%
Alcoa, Inc.
6.000% due 07/15/2013	85	68
Cameron International Corp.
6.375% due 07/15/2018	125	109
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	535	478

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$3,200	$3,288
CODELCO, Inc.
6.150% due 10/24/2036	400	373
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	145
Comcast Corp.
5.875% due 02/15/2018	1,000	953
6.450% due 03/15/2037	1,000	878
6.500% due 11/15/2035	95	84
Commercial Metals Co.
7.350% due 08/15/2018	60	47
ConocoPhillips
4.400% due 05/15/2013	60	61
Daimler Finance North America LLC
1.634% due 08/03/2009	3,900	3,871
Dell, Inc.
4.700% due 04/15/2013	5,800	5,833
5.650% due 04/15/2018	170	161
Devon Financing Corp. ULC
6.875% due 09/30/2011	210	220
Diageo Capital PLC
5.200% due 01/30/2013	60	61
El Paso Corp.
9.625% due 05/15/2012	1,000	965
Gaz Capital S.A.
6.212% due 11/22/2016	700	511
General Mills, Inc.
1.252% due 01/22/2010	3,200	3,145
5.250% due 08/15/2013	120	124
Hewlett-Packard Co.
4.500% due 03/01/2013	135	139
International Business Machines Corp.
5.700% due 09/14/2017	28,100	29,176
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	150	141
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	3,014
6.500% due 08/11/2017	360	372
6.875% due 02/01/2038	1,300	1,282
Nucor Corp.
5.750% due 12/01/2017	4,800	4,814
5.850% due 06/01/2018	555	555
Oracle Corp.
4.950% due 04/15/2013	640	677
Pemex Project Funding Master Trust
5.750% due 03/01/2018	510	428
9.125% due 10/13/2010	15	16

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PepsiCo, Inc.
4.650% due 02/15/2013	$165	$175
Petrobras International Finance Co.
5.875% due 03/01/2018	370	346
Petro-Canada
6.050% due 05/15/2018	65	56
Petroleos Mexicanos
8.000% due 05/03/2019	10,800	10,584
Plains All American Pipeline LP
6.650% due 01/15/2037	220	160
Praxair, Inc.
5.250% due 11/15/2014	145	154
Premcor Refining Group, Inc.
6.750% due 05/01/2014	235	223
President and Fellows of Harvard College
6.000% due 01/15/2019	4,000	4,311
6.500% due 01/15/2039	21,000	23,540
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	185	166
Rohm & Haas Co.
6.000% due 09/15/2017	2,000	1,665
Suncor Energy, Inc.
5.950% due 12/01/2034	41	28
6.100% due 06/01/2018	65	56
Target Corp.
5.375% due 06/15/2009	25	25
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	7,197
Time Warner Cable, Inc.
5.850% due 05/01/2017	130	117
Time Warner, Inc.
1.461% due 11/13/2009	3,400	3,337
7.625% due 04/15/2031	174	156
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	365	208
Union Pacific Corp.
6.650% due 01/15/2011	265	276
United Airlines, Inc.
6.071% due 03/01/2013	8	7
UnitedHealth Group, Inc.
4.875% due 03/15/2015	120	109
Vale Overseas Ltd.
6.250% due 01/23/2017	700	694
6.875% due 11/21/2036	700	609
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,528
7.625% due 07/15/2019	60	56
Xerox Corp.
5.500% due 05/15/2012	425	368

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
XTO Energy, Inc.
4.625% due 06/15/2013	$220	$213

		121,353

UTILITIES 1.0%
AES Corp.
8.000% due 10/15/2017	30	26
American Electric Power Co., Inc.
5.250% due 06/01/2015	535	501
AT&T, Inc.
4.950% due 01/15/2013	2,800	2,844
5.500% due 02/01/2018	3,055	2,960
5.600% due 05/15/2018	115	112
6.300% due 01/15/2038	1,900	1,676
Consolidated Natural Gas Co.
5.000% due 03/01/2014	180	177
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	150	157
Dominion Resources, Inc.
5.000% due 03/15/2013	36	36
Duke Energy Carolinas LLC
5.100% due 04/15/2018	120	121
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	8,413
Florida Power & Light Co.
5.550% due 11/01/2017	120	127
Florida Power Corp.
5.650% due 06/15/2018	130	136
Nevada Power Co.
6.500% due 08/01/2018	120	115
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	310	331
8.125% due 05/01/2012	45	49
Pacific Gas & Electric Co.
4.200% due 03/01/2011	39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,148
Qwest Corp.
8.875% due 03/15/2012	50	50
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,229
Southern California Edison Co.
5.625% due 02/01/2036	180	171
Southern California Gas Co.
5.450% due 04/15/2018	54	56
Verizon Communications, Inc.
5.500% due 04/01/2017	620	600
6.100% due 04/15/2018	140	139

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Global Funding Corp.
7.750% due 12/01/2030	$40	$41
Verizon New England, Inc.
6.500% due 09/15/2011	90	93
Verizon New Jersey, Inc.
5.875% due 01/17/2012	100	103
Virginia Electric and Power Co.
5.400% due 04/30/2018	650	652
6.350% due 11/30/2037	500	504

		22,607

Total Corporate Bonds & Notes (Cost $727,360)		598,479

MUNICIPAL BONDS & NOTES 0.9%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	283
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	3,100	2,940
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,099
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	2,900	2,783
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	10,900	10,783

Total Municipal Bonds & Notes (Cost $18,425)		18,888

U.S. GOVERNMENT AGENCIES 110.3%
Fannie Mae
0.582% due 07/25/2037	5,021	4,455
2.375% due 05/20/2010	575	584
3.022% due 07/01/2044	592	587
3.609% due 03/01/2033	48	48
4.353% due 07/01/2035	4,572	4,648
4.380% due 08/01/2035	4,375	4,423
4.424% due 07/01/2034	30	31
4.500% due 06/01/2023 - 09/01/2034	4,388	4,521
4.654% due 05/25/2035	641	659
4.801% due 08/01/2035	2,178	2,226
4.818% due 09/01/2035	902	920
4.837% due 09/01/2034	532	544
4.851% due 04/01/2038	771	792
4.854% due 01/01/2035	1,001	1,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.901% due 04/01/2038	$814	$836
4.902% due 04/01/2038	930	958
5.000% due 10/01/2017 - 04/01/2039	242,278	250,817
5.000% due 06/01/2035 - 11/01/2036 (f)	26,662	27,563
5.500% due 05/01/2013 - 05/01/2039	550,480	572,115
5.500% due 04/01/2034 - 11/01/2038 (f)	578,820	601,975
5.500% due 07/01/2036 (f)(g)	25,904	26,970
5.763% due 09/01/2037	679	705
5.792% due 02/01/2031	5	5
6.000% due 10/01/2016 - 05/01/2039	396,270	414,420
6.000% due 02/01/2036 - 01/01/2039 (f)	133,448	139,582
6.500% due 01/01/2011 - 06/25/2044	2,686	2,832
7.000% due 03/01/2013 - 10/01/2031	41	43
7.500% due 05/01/2011 - 02/01/2027	211	228
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	1	1
Federal Home Loan Bank
3.375% due 08/13/2010	255	263
Federal Housing Administration
7.430% due 01/25/2023	620	625
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	47,866	46,392
0.786% due 02/15/2019	17,521	16,963
3.023% due 02/25/2045	360	310
3.125% due 10/25/2010	255	263
3.250% due 07/16/2010	437	449
4.250% due 07/15/2009	490	495
4.483% due 08/15/2032	694	690
4.853% due 04/01/2033	7	7
4.914% due 04/01/2038	1,188	1,219
5.000% due 12/01/2017 - 12/01/2038	20,790	21,351
5.000% due 03/01/2038 - 06/01/2038 (f)	109,813	113,364
5.129% due 12/01/2022	41	42
5.275% due 07/01/2030	22	23
5.500% due 06/01/2019 - 04/01/2039	46,780	48,592
5.500% due 02/01/2038 - 10/01/2038 (f)	57,821	60,071
6.000% due 02/01/2016 - 04/01/2039	27,696	29,001
6.500% due 05/01/2016 - 05/15/2032	25,909	27,671

66	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 11/01/2011 - 07/01/2029	$1,894	$1,971
7.500% due 07/01/2011 - 09/01/2025	33	36
8.000% due 01/01/2012	4	4
Ginnie Mae
1.156% due 02/16/2030	117	116
4.125% due 10/20/2024 - 12/20/2026	286	287
4.625% due 09/20/2023 - 08/20/2027	308	310
4.750% due 02/20/2032	991	1,006
5.375% due 06/20/2022 - 01/20/2026	565	576
6.000% due 01/15/2029 - 11/15/2038	5,119	5,356
6.500% due 05/15/2032 - 06/15/2032	43	46
7.000% due 12/15/2011 - 02/20/2032	45	48
10.250% due 02/15/2017	422	459
Small Business Administration
5.130% due 09/01/2023	640	683
5.520% due 06/01/2024	4,648	5,064
7.449% due 08/01/2010	111	114

Total U.S. Government Agencies (Cost $2,377,469)		2,448,378

U.S. TREASURY OBLIGATIONS 5.4%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	5,934	5,700
1.875% due 07/15/2013	689	709
1.875% due 07/15/2015 (f)	23,444	24,110
2.000% due 07/15/2014	10,445	10,810
2.500% due 01/15/2029	9,538	10,367
2.625% due 07/15/2017	4,086	4,452
3.000% due 07/15/2012 (f)	37,925	40,450
U.S. Treasury Bonds
3.500% due 02/15/2039	20,600	20,420
8.750% due 08/15/2020	1,700	2,595

Total U.S. Treasury Obligations (Cost $110,412)		119,613

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,611	895
Banc of America Funding Corp.
4.110% due 05/25/2035	2,397	1,727
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	215	210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
5.206% due 01/25/2034	$1,320	$895
5.320% due 02/25/2033	112	99
5.602% due 02/25/2033	169	146
Bear Stearns Alt-A Trust
5.364% due 05/25/2035	3,146	1,698
5.491% due 09/25/2035	1,503	744
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	732
5.471% due 01/12/2045	2,800	2,097
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	3,236	2,841
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	3,424	2,168
5.733% due 12/26/2046	1,978	1,140
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	33	27
5.700% due 12/10/2049	15,000	10,356
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	913	686
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	1,600	1,124
Countrywide Alternative Loan Trust
0.702% due 05/25/2047	2,665	867
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	5,274	3,728
4.785% due 11/25/2034	2,916	1,784
5.250% due 02/20/2036	1,077	627
5.750% due 05/25/2033	92	91
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,143
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	2,005	1,787
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038	850	832
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	2,456	1,968
0.602% due 01/25/2047	2,741	2,347
Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	1,793	1,225
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	373
5.444% due 03/10/2039	3,000	2,171
GS Mortgage Securities Corp. II
5.799% due 08/10/2045	7,800	5,350
GSR Mortgage Loan Trust
5.242% due 11/25/2035	3,718	2,393

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
0.646% due 01/19/2038	$2,537	$2,286
5.143% due 07/19/2035	2,495	1,365
HSBC Asset Loan Obligation
5.293% due 09/25/2037	15,270	10,149
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,033	706
Indymac ARM Trust
4.442% due 01/25/2032	14	9
Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	1,413	1,303
4.756% due 01/25/2036	3,388	1,835
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051	468	461
5.336% due 05/15/2047	3,600	2,411
5.440% due 06/12/2047	1,870	1,213
5.794% due 02/12/2051	2,000	1,329
5.819% due 06/15/2049	400	308
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	484	360
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	686	669
Mellon Residential Funding Corp.
1.036% due 06/15/2030	2,675	2,229
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	6,200	4,394
5.378% due 08/12/2048	600	379
5.485% due 03/12/2051	3,000	1,731
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	1,526	847
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	435	262
Morgan Stanley Capital I
0.617% due 10/15/2020	1,040	767
4.970% due 12/15/2041	676	588
5.809% due 12/12/2049	20,600	14,403
5.881% due 06/11/2049	10,125	7,323
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035	555	498
Prime Mortgage Trust
0.922% due 02/25/2019	88	84
0.922% due 02/25/2034	506	410
Structured Adjustable Rate Mortgage Loan Trust
5.496% due 07/25/2035	703	415
Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	4,162	1,517
0.806% due 07/19/2035	3,215	2,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
4.687% due 02/25/2032	$39	$33
4.863% due 10/25/2035	1,935	1,146
Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	2,339	2,009
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	2,726	1,880
5.308% due 11/15/2048	2,000	1,335
5.342% due 12/15/2043	4,000	2,510
5.678% due 05/15/2046	580	420
WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	770	318
2.833% due 11/25/2042	365	222
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	4,073	2,572

Total Mortgage-Backed Securities (Cost $157,557)		129,069

ASSET-BACKED SECURITIES 1.8%
Asset-Backed Funding Certificates
0.582% due 11/25/2036	656	605
0.582% due 01/25/2037	1,105	940
Asset-Backed Securities Corp. Home Equity
0.797% due 09/25/2034	778	522
Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	3,607	2,639
0.972% due 03/25/2043	239	223
Carrington Mortgage Loan Trust
0.842% due 10/25/2035	942	815
Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	5,993	5,114
0.782% due 05/25/2036	5,723	4,513
1.002% due 12/25/2031	302	156
Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	4,249	3,978
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	1,954	1,741
Fremont Home Loan Trust
0.582% due 01/25/2037	1,376	1,171
GSAMP Trust
0.592% due 12/25/2036	2,073	1,509
HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034	3,263	2,153
HSBC Asset Loan Obligation
0.582% due 12/25/2036	3,982	3,469
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	791	459

68	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036		$1,852	$1,711
0.572% due 08/25/2036		372	335
Lehman XS Trust
0.592% due 05/25/2046		150	146
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		97	40
MBNA Master Credit Card Trust
7.800% due 10/15/2012		200	208
Morgan Stanley ABS Capital I
0.562% due 10/25/2036		540	493
0.572% due 11/25/2036		2,164	1,986
Option One Mortgage Loan Trust
0.572% due 01/25/2037		1,182	1,109
Residential Asset Securities Corp.
0.592% due 11/25/2036		640	616
Securitized Asset-Backed Receivables LLC Trust
0.582% due 12/25/2036		1,653	1,369
Structured Asset Securities Corp.
0.572% due 10/25/2036		1,487	1,302
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		271	265

Total Asset-Backed Securities (Cost $47,600)			39,587

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.000% due 10/15/2015		600	622

Total Sovereign Issues (Cost $595)			622

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,900	754
12.500% due 01/05/2022		2,800	1,267
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	300	77
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,575	1,710
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	800	1,097
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	5,624
KBC Bank Funding Trust II
6.875% due 06/29/2049		3,000	1,196
SLM Corp.
3.125% due 09/17/2012		11,558	10,903

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	300	$164

Total Foreign Currency- Denominated Issues (Cost $34,676)			22,792

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%
Bank of America Corp.
7.250% due 12/31/2049		32,800	13,923
Wells Fargo & Co.
7.500% due 12/31/2049		20,900	10,011

Total Convertible Preferred Stocks (Cost $40,589)			23,934

PREFERRED STOCKS 0.5%
Centaur Funding Corp.
9.080% due 04/21/2020		125	79
DG Funding Trust
2.717% due 12/31/2049		1,065	10,666
Northern Rock PLC
8.000% due 12/31/2049		260,000	1,365

Total Preferred Stocks (Cost $17,965)			12,110

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.5%

CERTIFICATES OF DEPOSIT 0.4%
Bank of Ireland
1.134% due 01/15/2010		$600	577
Nordea Bank Finland PLC
0.521% due 04/09/2009		8,100	8,100

			8,677

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
0.080% due 04/01/2009		8,659	8,659
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,834. Repurchase proceeds are $8,659.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		3,000	3,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $3,051. Repurchase proceeds are $3,000.)

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.190% due 04/01/2009	$10,600	$10,600
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $10,860. Repurchase proceeds are $10,600.)

		22,259

U.S. CASH MANAGEMENT BILLS 0.0%
0.980% due 05/15/2009 (e)	300	300

U.S. TREASURY BILLS 1.1%
0.142% due 04/02/2009- 06/11/2009 (b)(e)	24,150	24,148

Total Short-Term Instruments (Cost $55,407)		55,384

VALUE (000S)
PURCHASED OPTIONS (i) 0.9%
(Cost $5,441)	$20,482

Total Investments 162.3% (Cost $3,713,468)	$3,603,438

Written Options (j) (0.0%) (Premiums $862)	(177)

Other Assets and Liabilities (Net) (62.3%)	(1,382,693)

Net Assets 100.0%	$2,220,568

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Total Return Fund III is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $23,778 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $454,522 at a weighted average interest rate of 1.564%. On March 31, 2009, securities valued at $1,008,329 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,218 and cash of $6,459 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	72	$982
90-Day Eurodollar December Futures	Long	12/2009	561	3,069
90-Day Eurodollar June Futures	Long	06/2009	1,490	8,177
90-Day Eurodollar June Futures	Long	06/2010	23	144
90-Day Eurodollar March Futures	Long	03/2010	442	2,693
90-Day Eurodollar September Futures	Long	09/2009	765	4,461
90-Day Eurodollar September Futures	Long	09/2010	23	149
U.S. Treasury 5-Year Note June Futures	Long	06/2009	76	133
U.S. Treasury 10-Year Note June Futures	Long	06/2009	28	114
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	273
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	458	4,174

				$24,369

70	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	3.844%	$1,900	$(194)	$0	$(194)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	1.340%	1,000	25	0	25
CIT Group, Inc.	BCLY	5.650%	03/20/2013	12.341%	8,300	(1,418)	0	(1,418)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	13.959%	1,100	(225)	0	(225)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	300	(75)	0	(75)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	200	(20)	0	(20)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	200	(22)	0	(22)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	200	(25)	0	(25)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	900	(72)	0	(72)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	600	(48)	0	(48)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	2,000	(229)	0	(229)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	1,900	(197)	0	(197)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	300	(33)	0	(33)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	1,500	(126)	0	(126)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	800	(102)	0	(102)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	3,200	(2,497)	0	(2,497)
General Motors Corp.	JPM	8.900%	03/20/2013	102.374%	3,300	(2,581)	0	(2,581)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	1,000	(341)	0	(341)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	600	(210)	0	(210)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	4,200	(483)	0	(483)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	800	(90)	0	(90)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	2,000	(21)	0	(21)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	400	(76)	0	(76)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	400	(76)	0	(76)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	1,000	(163)	0	(163)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	600	(98)	0	(98)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	100	(17)	0	(17)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	2,400	(171)	0	(171)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	900	(153)	0	(153)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	1,000	(71)	0	(71)
SLM Corp.	BOA	4.800%	03/20/2013	27.118%	2,500	(922)	0	(922)
SLM Corp.	CITI	4.850%	03/20/2013	27.118%	2,700	(993)	0	(993)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	500	(39)	0	(39)

						$(11,897)	$0	$(11,897)

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Total Return Fund III  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$600	$(238)	$0	$(238)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,800	(728)	0	(728)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(199)	0	(199)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,800	(717)	0	(717)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(277)	0	(277)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	7,607	(940)	0	(940)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,853	(227)	0	(227)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,765	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,070	(14)	0	(14)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,236	(28)	0	(28)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,333	(15)	0	(15)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,917	(26)	0	(26)

					$(4,006)	$0	$(4,006)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$477	$(7)	$484
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	96	0	96
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		4,300	88	2	86
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,400	29	0	29
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		700	15	0	15
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	(10)	0	(10)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	(2)	0	(2)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	45	(9)	54
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	45	(8)	53
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		8,200	103	8	95
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	49	3	46

72	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP	BRL	3,700	$108	$0	$108
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(103)	(211)	108
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	(2)	0	(2)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	94	0	94
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	191	(84)	275
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	20	4	16
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	70	9	61
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	3,800	119	(11)	130
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		65,400	1,796	204	1,592
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$24,000	665	(64)	729
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		32,700	906	(77)	983
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		5,700	145	7	138
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		326,200	11,340	0	11,340
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		167,500	5,505	(1,647)	7,152
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		138,900	4,565	(411)	4,976
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,000	199	146	53
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		14,500	723	549	174
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		9,900	494	312	182
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,500	524	237	287
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		9,200	458	210	248
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		10,100	(2,753)	124	(2,877)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		2,300	(627)	(23)	(604)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		2,000	75	(170)	245
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,100	(1,416)	(75)	(1,341)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,600	(898)	40	(938)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		6,700	(2,315)	(201)	(2,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,600	(898)	54	(952)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		16,300	(5,632)	(1,465)	(4,167)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	25,000	179	202	(23)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		3,800	276	27	249
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	517	(68)	585
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	8,600	104	(253)	357
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,700	21	(40)	61
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		16,900	204	(386)	590
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		39,100	796	(138)	934
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		11,100	226	(32)	258
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	159	(32)	191
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	101	7	94
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	620	50	570
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		1,800	238	1	237
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		1,300	194	0	194
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		3,100	461	(3)	464
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$12,100	(2,005)	(782)	(1,223)

							$16,448	$(4,001)	$20,449

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Total Return Fund III  (Cont.)

(i)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$72,200	$772	$2,719
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,600	528	1,868
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,200	215	723
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	119,100	1,126	4,486
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	287	1,239
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	166,400	1,774	6,268
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	69,900	739	3,179

							$5,441	$20,482

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	23	$17	$16
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	54	18	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	23	35	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	54	36	37

				$106	$71

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	500	$6	$0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$16,000	125	26
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		6,000	25	7
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		14,500	72	6
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		20,000	91	5
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,500	13	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,500	13	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,500	26	4
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		6,000	24	7
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		4,500	24	0

74	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	$4,500	$26	$0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	9,000	61	14
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	8,500	37	10
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,000	13	3
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,500	33	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	3	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	5,500	39	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	22,500	85	9

							$717	$106

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$6,000	$39	$0

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	2,398	$479,200	EUR	0	$12,854
Sales	4,058	322,300		500	8,536
Closing Buys	(261)	(661,500)		0	(15,238)
Expirations	(5,347)	(2,000)		0	(4,719)
Exercised	(694)	0		0	(571)

Balance at 03/31/2009	154	$138,000	EUR	500	$862

(k)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	777	04/2009	$0	$(4)	$(4)
Sell		BCLY	777	04/2009	0	(2)	(2)
Buy		HSBC	779	04/2009	0	(4)	(4)
Sell		HSBC	779	04/2009	0	(2)	(2)
Buy	AUD	UBS	2,328	05/2009	0	(16)	(16)
Sell	BRL	HSBC	1,770	04/2009	26	0	26
Buy		JPM	2,360	04/2009	0	(31)	(31)
Sell		JPM	590	04/2009	8	0	8
Buy		BCLY	180	06/2009	3	0	3
Sell		BCLY	293	06/2009	0	(2)	(2)

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Total Return Fund III  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	1,916	06/2009	$2	$(26)	$(24)
Sell		HSBC	146	06/2009	0	(1)	(1)
Buy		JPM	590	06/2009	0	(8)	(8)
Buy		RBS	563	06/2009	5	0	5
Sell		RBS	563	06/2009	0	(5)	(5)
Sell		UBS	4,453	06/2009	0	(4)	(4)
Buy	CAD	JPM	1,258	04/2009	0	(27)	(27)
Buy	CLP	HSBC	234,969	05/2009	43	0	43
Sell		HSBC	234,969	05/2009	0	(38)	(38)
Buy		JPM	177,894	05/2009	0	(68)	(68)
Sell		JPM	177,894	05/2009	0	(28)	(28)
Buy	CNY	BCLY	16,221	07/2009	0	(134)	(134)
Sell		BCLY	9,704	07/2009	0	(65)	(65)
Sell		CITI	27,610	07/2009	0	(106)	(106)
Buy		DUB	59,088	07/2009	0	(479)	(479)
Sell		DUB	45,987	07/2009	0	(174)	(174)
Buy		HSBC	18,184	07/2009	0	(126)	(126)
Sell		HSBC	19,866	07/2009	0	(74)	(74)
Buy		JPM	19,345	07/2009	0	(168)	(168)
Sell		JPM	9,670	07/2009	0	(65)	(65)
Buy		BCLY	5,874	09/2009	12	0	12
Sell		BCLY	14,959	09/2009	0	(56)	(56)
Buy		CITI	3,818	09/2009	10	0	10
Sell		CITI	11,414	09/2009	0	(40)	(40)
Buy		DUB	17,393	09/2009	40	0	40
Buy		HSBC	7,766	09/2009	19	0	19
Sell		HSBC	4,690	09/2009	0	(19)	(19)
Buy		JPM	3,175	09/2009	6	0	6
Sell		JPM	6,963	09/2009	0	(28)	(28)
Buy		BCLY	3,491	03/2010	0	(4)	(4)
Buy		HSBC	3,499	03/2010	0	(3)	(3)
Buy		JPM	21,309	03/2010	0	(22)	(22)
Buy	EUR	BCLY	7,972	04/2009	27	(151)	(124)
Sell		HSBC	22,836	04/2009	0	(1,501)	(1,501)
Buy	GBP	CITI	1,360	04/2009	0	(52)	(52)
Buy		DUB	1,403	04/2009	0	(27)	(27)
Sell		DUB	6,540	04/2009	97	0	97
Buy		GSC	702	04/2009	0	(13)	(13)
Buy		MSC	1,486	04/2009	0	(51)	(51)
Sell		MSC	10,945	04/2009	128	0	128
Buy		UBS	2,005	04/2009	0	(81)	(81)
Buy	INR	BCLY	21,399	04/2009	0	(7)	(7)
Sell		BCLY	15,754	04/2009	0	(11)	(11)
Buy		BOA	14,738	04/2009	0	0	0
Buy		CITI	12,500	04/2009	0	(4)	(4)
Buy		DUB	12,600	04/2009	0	(2)	(2)
Sell		DUB	13,676	04/2009	0	(8)	(8)
Buy		HSBC	18,506	04/2009	0	(5)	(5)
Sell		JPM	50,313	04/2009	0	(31)	(31)
Buy	JPY	RBS	93,360	05/2009	0	(4)	(4)
Buy	KWD	HSBC	117	04/2009	0	(47)	(47)
Sell		HSBC	118	04/2009	12	0	12
Buy	MYR	BCLY	1,329	04/2009	0	(16)	(16)
Sell		BCLY	2,230	04/2009	0	(2)	(2)
Buy		BOA	1,121	04/2009	0	(13)	(13)
Buy		CITI	2,285	04/2009	0	(23)	(23)
Sell		CITI	1,091	04/2009	0	(1)	(1)
Buy		HSBC	2,602	04/2009	0	(16)	(16)

76	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	JPM	4,018	04/2009	$0	$(9)	$(9)
Buy	PHP	BCLY	3,368	05/2009	1	0	1
Buy		CITI	83,171	05/2009	7	(6)	1
Sell		DUB	111,759	05/2009	0	(184)	(184)
Buy		JPM	25,220	05/2009	2	0	2
Buy	RUB	JPM	111,406	05/2009	0	(1,382)	(1,382)
Sell		UBS	111,406	05/2009	1,340	0	1,340
Buy	SAR	HSBC	798	04/2009	0	(3)	(3)
Sell		HSBC	798	04/2009	0	(2)	(2)
Buy		JPM	796	04/2009	0	(3)	(3)
Sell		JPM	796	04/2009	0	(1)	(1)
Sell	SGD	BCLY	3,852	04/2009	14	0	14
Buy		CITI	5,649	04/2009	0	(157)	(157)
Sell		CITI	2,599	04/2009	5	0	5
Buy		DUB	3,831	04/2009	0	(82)	(82)
Buy		HSBC	1,916	04/2009	0	(51)	(51)
Sell		HSBC	6,020	04/2009	8	(2)	6
Sell		JPM	2,584	04/2009	5	0	5
Buy		RBS	2,090	04/2009	0	(48)	(48)
Buy		UBS	1,568	04/2009	0	(29)	(29)
Buy		HSBC	1,866	07/2009	0	(64)	(64)
Sell		HSBC	1,866	07/2009	2	(1)	1

					$1,822	$(5,919)	$(4,097)

(l)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$131,452	$3,471,361	$625	$3,603,438
Other Financial Instruments ++	24,369	(674)	946	24,641

Total	$155,821	$3,470,687	$1,571	$3,628,079

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$661	$(35)	$(1)	$(1)	$1	$0	$625
Other Financial Instruments ++	(588)	0	0	0	(107)	1,641	946

Total	$73	$(35)	$(1)	$(1)	$(106)	$1,641	$1,571

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	77

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit

78	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines

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Notes to Financial Statements  (Cont.)

established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

80	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure

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Notes to Financial Statements  (Cont.)

requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the

82	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Annual Report	March 31, 2009	83

Notes to Financial Statements  (Cont.)

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

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(Unaudited) March 31, 2009

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and

Annual Report	March 31, 2009	85

Notes to Financial Statements  (Cont.)

FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and

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(Unaudited) March 31, 2009

Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued

Annual Report	March 31, 2009	87

Notes to Financial Statements  (Cont.)

pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements   Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

88	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit

Annual Report	March 31, 2009	89

Notes to Financial Statements  (Cont.)

spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

90	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Annual Report	March 31, 2009	91

Notes to Financial Statements  (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

92	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class		Administrative Class		A, B and C Classes	Class D	Class P		Class R
Total Return Fund	0.25%	0.21%	(1)	0.21%	(1)	0.40%	0.25%	0.31%	(2)	0.40%
Total Return Fund II	0.25%	0.25%		0.25%		N/A	N/A	N/A		N/A
Total Return Fund III	0.25%	0.25%		0.25%		N/A	N/A	0.35%		N/A
(1)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to

Annual Report	March 31, 2009	93

Notes to Financial Statements  (Cont.)

7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$3,939,321	$9,124
Total Return Fund II	33,587	0
Total Return Fund III	55,722	4,979

94	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Total Return Fund	$0	$2,866,779	$1,835,200	$0	$1,031,743	$279	$164
Total Return Fund II	0	213,215	149,200	0	64,020	15	4
Total Return Fund III	0	123,413	15,900	4	107,517	13	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$511,163,064	$447,721,369	$36,600,028	$18,643,402
Total Return Fund II	9,738,372	8,555,967	771,523	413,062
Total Return Fund III	9,692,756	8,529,914	543,303	291,415

Annual Report	March 31, 2009	95

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,275,862	$34,038,740	2,220,980	$23,592,253
Administrative Class	878,834	9,155,953	957,684	10,121,711
Class P	35,593	370,932	0	0
Other Classes	1,896,176	19,653,469	816,265	8,694,770

Issued as reinvestment of distributions
Institutional Class	736,192	7,466,015	337,852	3,572,546
Administrative Class	206,937	2,099,308	100,630	1,063,456
Class P	1,547	15,510	0	0
Other Classes	209,418	2,118,964	77,967	824,381

Cost of shares redeemed
Institutional Class	(2,495,804)	(25,852,757)	(1,507,212)	(15,891,558)
Administrative Class	(967,299)	(10,025,357)	(735,321)	(7,759,923)
Class P	(8,828)	(90,582)	0	0
Other Classes	(967,734)	(10,008,743)	(660,831)	(6,910,108)
Net increase resulting from Fund share transactions	2,800,894	$28,941,452	1,608,014	$17,307,528

	Total Return Fund II
	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	105,474	$1,049,111	50,481	$506,013
Administrative Class	3,955	39,298	2,052	20,682
Class P	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	18,656	182,113	9,511	95,330
Administrative Class	604	5,903	411	4,115
Class P	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(82,012)	(813,318)	(49,523)	(493,489)
Administrative Class	(4,212)	(42,006)	(3,564)	(36,160)
Class P	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	42,465	$421,101	9,368	$96,491

96	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

	Total Return Fund III
	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	55,496	$509,527	46,460	$434,478
Administrative Class	2,162	19,280	1,378	12,923
Class P	1	10	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	23,708	209,775	11,403	106,542
Administrative Class	282	2,485	98	922
Class P	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(63,512)	(574,651)	(40,460)	(376,983)
Administrative Class	(888)	(8,069)	(487)	(4,496)
Class P	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	17,249	$158,357	18,392	$173,386

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Annual Report	March 31, 2009	97

Notes to Financial Statements  (Cont.)

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

98	PIMCO Funds	Total Return Funds

(Unaudited) March 31, 2009

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral (3)
Total Return Fund	$0	$0	$(4,678,008)	$(325,078)	$0	$(405,130)
Total Return Fund II	1,528	0	(75,946)	(10,252)	0	(23,857)
Total Return Fund III	0	0	(106,212)	(6,262)	0	(27,045)
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
Total Return Fund	$203,818,607	$5,471,586	$(10,315,220)	$(4,843,634)
Total Return Fund II	4,074,749	121,332	(193,524)	(72,192)
Total Return Fund III	3,715,783	112,491	(224,836)	(112,345)
(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies, interest only basis adjustments, and contingent payment debt instruments.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
Total Return Fund	$10,932,493	$2,227,361	$0	$6,176,988	$0	$0
Total Return Fund II	166,918	51,304	0	109,903	0	0
Total Return Fund III	205,094	21,512	0	117,253	0	0
(5)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2009	99

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Administrative and P Class Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Institutional, Administrative and P Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, and Total Return Fund III, three of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Total Return Fund II and Total Return Fund III and the financial highlights of the Funds for the Institutional, Administrative and P Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

100	PIMCO Funds	Total Return Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade
CME	Chicago Mercantile Exchange	NYBEX	New York Board of Trade
FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over-the-Counter

Annual Report	March 31, 2009	101

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)	(Unaudited)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HVol	Credit Derivatives Index - High Volatility	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI EM	eRAFI Emerging Markets
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.NA	Credit Derivatives Index - North America	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.XO	Credit Derivatives Index - Crossover	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	SPGCCNTR	S&P GSCITR Corn Index
DJAIGCI	Dow Jones-AIG Commodity Index	TUCPI	Turkey Consumer Price Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	USSP	USD Swap Spread
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

102	PIMCO Funds	Total Return Funds

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CMBS	Collateralized Mortgage-Backed Security	NSERO	India National Stock Exchange Interbank Offer Rate
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HIBOR	Hong Kong Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

Annual Report	March 31, 2009	103

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short- Term Capital Gain (000s)
Total Return Fund	0.00%	0.00%	$5,982,593	$2,379,421
Total Return Fund II	1.40%	0.79%	120,399	36,351
Total Return Fund III	1.17%	0.96%	107,816	64,980

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

104	PIMCO Funds	Total Return Funds

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office **and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.
J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

*	Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	105

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.
David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.
Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.
William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.
Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.
Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
J. Stephen King, Jr. (46) Vice President— Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.
Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.
Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.
Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.
Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

106	PIMCO Funds	Total Return Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Annual Report	March 31, 2009	107

Privacy Policy (Cont.)	(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

108	PIMCO Funds	Total Return Funds

Other Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25062-05

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		March 31, 2009	$2,731,174
		March 31, 2008	$2,669,378

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		March 31, 2009	$10,750
		March 31, 2008	$10,240

	(c)	Fiscal Year Ended	Tax Fees
		March 31, 2009	$0(2)
		March 31, 2008	$7,632(3)

	(d)	Fiscal Year Ended	All Other Fees(4)
		March 31, 2009	$ —
		March 31, 2008	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.
(2) There were no “Tax Fees” for the last fiscal year.

(3) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

(4) There were no “Other Fees” for the last two fiscal years.

	(e)	Pre-approval policies and procedures

	(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2009	March 31, 2008
PIMCO Funds	$10,750	$17,872
Pacific Investment Management Company LLC (“PIMCO”)	$557,490	$886,494

Totals	$568,240	$904,366

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2009

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2009

	Shares	Value (000s)
PIMCO FUNDS (h) 0.7%

Short-Term Floating NAV Portfolio	103,122,724	$1,031,743

Total PIMCO Funds (Cost $1,031,743)		1,031,743

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.560% due 08/03/2012	$520,584	280,790
Ford Motor Co.
3.560% due 12/16/2013	21,451	10,335
General Motors Corp.
8.000% due 11/29/2013	34,290	14,530
Georgia-Pacific Corp.
2.956% due 12/20/2012	934	826
3.292% due 12/20/2012	23,891	21,132
3.459% due 12/20/2012	692	612
NRG Energy, Inc.
1.359% due 02/01/2013	5,674	5,122
RH Donnelley Corp.
6.750% due 06/30/2011	3,781	1,670
Sensata Technologies BV
2.934% due 04/27/2013	4,899	2,117
Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	64	42
4.018% due 10/10/2014	95	63
4.033% due 10/10/2014	12,390	8,206
Yell Group PLC
3.479% due 02/10/2013	33,000	18,728

Total Bank Loan Obligations (Cost $639,670)		364,173

CORPORATE BONDS & NOTES 25.6%
Banking & Finance 18.4%
ABX Financing Co.
5.750% due 10/15/2016	12,300	11,912
Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	45
5.875% due 06/15/2014	3,400	3,332
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	181
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	5,115
Alliance & Leicester PLC
1.218% due 01/19/2011	23,000	21,781
Allstate Corp.
6.125% due 12/15/2032	150	115
6.125% due 05/15/2037	2,800	1,582
Allstate Life Global Funding II
1.901% due 05/21/2010	16,200	15,440
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	166,100	160,866
American Express Bank FSB
0.583% due 06/22/2009	3,800	3,749
0.584% due 06/12/2009	26,600	26,285
0.605% due 10/20/2009	4,400	4,255
0.864% due 06/12/2017	10,000	5,210
5.500% due 04/16/2013	246,500	212,863
6.000% due 09/13/2017	309,400	260,996
American Express Centurion Bank
0.583% due 09/22/2009	10,400	10,074
0.583% due 03/23/2010	3,800	3,565
0.584% due 06/12/2009	28,700	28,319
0.616% due 04/17/2009	90,000	89,753
0.637% due 07/13/2010	4,400	4,048
0.716% due 11/16/2009	1,700	1,632
0.716% due 12/17/2009	5,000	4,775
5.200% due 11/26/2010	3,476	3,336
6.000% due 09/13/2017	309,600	261,165
American Express Co.
5.250% due 09/12/2011	600	565
5.500% due 09/12/2016	150	123
6.150% due 08/28/2017	53,500	44,434
7.000% due 03/19/2018	204,600	180,889
8.150% due 03/19/2038	90	82
American Express Credit Corp.
0.578% due 04/06/2009	20,300	20,289
0.593% due 11/09/2009	4,200	4,076
0.641% due 02/24/2012	3,000	2,453
0.648% due 10/04/2010	20,000	18,194
0.677% due 12/02/2010	8,670	7,806
0.716% due 06/16/2011	72,400	62,941
1.920% due 05/27/2010	122,108	115,307
5.875% due 05/02/2013	153,900	135,286
American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	51,700	44,754
5.250% due 11/21/2011	30,709	27,740
American General Finance Corp.
1.311% due 03/02/2010	10,000	6,026
1.518% due 08/17/2011	21,640	9,012
1.570% due 12/15/2011	1,600	593
3.875% due 10/01/2009	16,716	11,832
4.000% due 03/15/2011	5,000	2,120
4.625% due 05/15/2009	15,000	14,040
4.625% due 09/01/2010	4,000	1,844
5.375% due 10/01/2012	200	80
5.400% due 12/01/2015	100	37
5.850% due 06/01/2013	5,742	2,281
5.900% due 09/15/2012	180	75
6.900% due 12/15/2017	216,800	76,104
American Honda Finance Corp.
1.282% due 05/12/2009	94,600	94,560
2.038% due 06/20/2011	25,000	24,882
American International Group, Inc.
0.606% due 06/16/2009	27,600	24,875
1.224% due 01/29/2010	217,600	137,360
1.252% due 10/18/2011	51,100	26,764
4.250% due 05/15/2013	22,500	9,107
4.700% due 10/01/2010	10,437	5,938
4.950% due 03/20/2012	65,095	31,849
5.050% due 10/01/2015	67,800	30,186
5.375% due 10/18/2011	53,625	27,907
5.450% due 05/18/2017	149,350	59,184
5.600% due 10/18/2016	12,323	5,450
5.850% due 01/16/2018	249,955	98,034
6.250% due 05/01/2036	100,000	35,162
8.175% due 05/15/2058	599,920	51,137
8.250% due 08/15/2018	319,937	137,120
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	135
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,097
ANZ National International Ltd.
1.281% due 08/07/2009	47,200	47,175
6.200% due 07/19/2013	223,000	215,318
Asian Development Bank
5.820% due 06/16/2028	1,100	1,370
ASIF I
1.309% due 07/26/2010	30,000	24,024
Associates Corp. of North America
7.950% due 02/15/2010	25,500	24,891
8.550% due 07/15/2009	250	248
AXA Financial, Inc.
7.750% due 08/01/2010	100	99
BAC Capital Trust XIV
5.630% due 12/31/2049	345	76
Banco Santander Chile
1.634% due 12/09/2009	56,282	55,822
Bank of America Corp.
1.352% due 09/25/2009	101,300	100,466
1.356% due 11/06/2009	118,700	117,143
1.420% due 10/14/2016	40,000	25,251
1.509% due 09/18/2009	400	399
1.568% due 08/15/2016	82,800	53,081
1.650% due 09/15/2014	10,000	7,053
2.100% due 04/30/2012	100	100
4.750% due 08/15/2013	500	388
5.125% due 11/15/2014	125	107
5.200% due 03/15/2018	100	58
5.250% due 12/01/2015	275	184
5.625% due 10/14/2016	185	157
5.650% due 05/01/2018	23,605	19,739
5.750% due 12/01/2017	62,970	53,002
6.000% due 09/01/2017	199,020	169,773
7.250% due 10/15/2025	200	125
7.400% due 01/15/2011	29,276	27,306
7.750% due 08/15/2015	2,000	1,621
7.800% due 02/15/2010	500	480
Bank of America Institutional Capital A
8.070% due 12/31/2026	4,400	1,862
Bank of America N.A.
1.331% due 06/12/2009	167,460	167,289
1.600% due 06/15/2016	100,760	64,012
1.822% due 05/12/2010	89,600	83,559
6.000% due 10/15/2036	70,100	46,543
6.100% due 06/15/2017	4,200	3,050
Bank of New York Mellon Corp.
1.634% due 02/05/2010	8,700	8,570
6.375% due 04/01/2012	200	208
Bank of Scotland PLC
1.182% due 07/17/2009	105,200	104,612
1.344% due 12/08/2010	11,300	10,422
1.360% due 09/14/2009	2,000	1,967
5.250% due 02/21/2017	100	80
Bank One Corp.
4.900% due 04/30/2015	20,000	17,438
5.900% due 11/15/2011	12,500	12,261
7.750% due 07/15/2025	200	189
Barclays Bank PLC
5.450% due 09/12/2012	168,600	170,879
6.050% due 12/04/2017	188,880	148,864
7.434% due 09/29/2049	81,600	33,943
7.700% due 04/29/2049	494,300	217,492
BB&T Corp.
4.750% due 10/01/2012	145	140

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
BBVA U.S. Senior SAU
1.212% due 04/17/2009	$200,000	$199,967
BBVA USA Bancshares, Inc.
1.998% due 10/09/2009	35,000	35,012
Bear Stearns Cos. LLC
1.262% due 10/22/2010	10,000	9,782
1.341% due 08/21/2009	25,005	24,924
1.341% due 02/23/2010	235,325	232,587
1.352% due 07/16/2009	3,080	3,074
1.360% due 02/01/2012	30,000	26,525
1.366% due 05/18/2010	47,500	46,799
1.404% due 01/31/2011	183,500	174,657
1.446% due 11/28/2011	32,450	31,186
1.448% due 08/15/2011	66,785	61,744
1.486% due 07/19/2010	35,341	34,837
1.554% due 09/09/2009	28,905	28,818
1.641% due 11/21/2016	13,706	11,202
4.500% due 10/28/2010	8,215	8,136
4.550% due 06/23/2010	9,175	9,059
5.300% due 10/30/2015	19,000	17,647
5.350% due 02/01/2012	150	149
5.500% due 08/15/2011	10,325	10,346
5.550% due 01/22/2017	1,255	1,057
6.400% due 10/02/2017	45,120	44,012
6.950% due 08/10/2012	559,855	570,682
7.250% due 02/01/2018	111,635	115,549
7.625% due 12/07/2009	632	642
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,267
Block Financial LLC
7.875% due 01/15/2013	53,100	52,374
BNP Paribas
5.186% due 06/29/2049	1,300	534
BNY Mellon N.A.
4.750% due 12/15/2014	50	47
Boeing Capital Corp.
6.100% due 03/01/2011	300	316
7.375% due 09/27/2010	135	143
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	5,258
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	13,853
Caelus Re Ltd.
7.511% due 06/07/2011	25,000	23,558
Calabash Re Ltd.
12.220% due 01/08/2010	2,650	2,595
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,358
Capital One Financial Corp.
1.572% due 09/10/2009	27,400	26,542
5.700% due 09/15/2011	7,000	6,308
6.150% due 09/01/2016	8,462	5,365
6.250% due 11/15/2013	193	174
6.750% due 09/15/2017	260,000	217,387
Caterpillar Financial Services Corp.
1.306% due 05/18/2009	106,480	106,118
1.976% due 06/24/2011	4,500	4,238
5.450% due 04/15/2018	25	21
Charter One Bank N.A.
1.209% due 04/24/2009	100,000	99,912
6.375% due 05/15/2012	6,350	5,140
Chubb Corp.
6.500% due 05/15/2038	10,000	9,639
CIT Group Funding Co. of Canada
4.650% due 07/01/2010	29,000	24,079
CIT Group, Inc.
1.358% due 08/17/2009	26,458	23,643
1.387% due 03/22/2010	32,000	27,255
1.394% due 06/08/2009	90,075	87,152
1.399% due 04/27/2011	10,800	7,252
1.451% due 03/12/2010	41,934	33,365
1.464% due 07/28/2011	70,000	44,916
1.474% due 11/03/2010	2,000	1,465
1.481% due 02/13/2012	6,340	3,887
3.375% due 04/01/2009 (l)	15,000	15,000
4.250% due 02/01/2010	50,400	43,211
4.750% due 12/15/2010	12,900	10,408
5.000% due 02/01/2015	150	92
5.200% due 11/03/2010	10,000	8,069
5.600% due 04/27/2011	32,000	23,372
5.800% due 07/28/2011	18,500	13,350
6.000% due 02/15/2013	500	166
6.875% due 11/01/2009	11,000	10,029
7.625% due 11/30/2012	5,025	3,702
7.750% due 04/02/2012	4,000	2,846
12.000% due 12/18/2018	58,101	33,782
Citicorp
7.250% due 10/15/2011	12,413	10,854
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,677
Citigroup Capital XXI
8.300% due 12/21/2057	306,750	148,031
Citigroup Funding, Inc.
0.523% due 04/23/2009	16,600	16,561
1.226% due 06/26/2009	13,600	13,436
1.257% due 09/22/2009	2,100	2,054
1.372% due 10/22/2009	5,200	4,912
2.291% due 05/07/2010	156,600	140,611
Citigroup Global Markets Holdings, Inc.
1.290% due 08/03/2009	39,980	39,473
1.290% due 11/02/2009	800	782
Citigroup, Inc.
1.262% due 12/28/2009	173,730	160,429
1.336% due 05/18/2011	100,000	80,791
1.381% due 08/13/2010	1,300	1,137
1.396% due 05/18/2010	221,140	198,735
1.409% due 03/07/2014	21,000	13,096
1.424% due 06/09/2009	102,759	100,704
1.445% due 03/16/2012	32,500	24,207
1.554% due 06/09/2016	39,900	19,982
2.938% due 05/15/2018	300	150
4.125% due 02/22/2010	20,335	19,632
4.250% due 07/29/2009	300	297
5.000% due 09/15/2014	340	226
5.100% due 09/29/2011	23,000	20,932
5.125% due 02/14/2011	57,939	53,230
5.250% due 02/27/2012	10,000	8,917
5.300% due 10/17/2012	201,360	177,673
5.500% due 08/27/2012	177,850	158,678
5.500% due 04/11/2013	665,370	585,287
5.850% due 07/02/2013	24,500	21,957
5.875% due 02/22/2033	75	39
6.000% due 08/15/2017	66,600	57,605
6.125% due 11/21/2017	158,800	137,990
6.125% due 05/15/2018	98,070	84,846
6.125% due 08/25/2036	10,100	5,444
6.500% due 08/19/2013	192,403	177,031
7.250% due 10/01/2010	57,934	52,285
CNA Financial Corp.
5.850% due 12/15/2014	38,500	27,973
6.000% due 08/15/2011	28,500	24,878
6.500% due 08/15/2016	6,250	4,480
Comerica Bank
0.612% due 06/30/2010	2,500	2,255
Commonwealth Bank of Australia
0.573% due 06/08/2009	99,400	99,188
Countrywide Financial Corp.
1.681% due 05/07/2012	28,000	22,678
4.500% due 06/15/2010	18,816	17,396
5.800% due 06/07/2012	194,906	169,399
6.250% due 05/15/2016	25,000	20,829
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	99,091	88,236
4.125% due 09/15/2009	41,636	41,148
5.625% due 07/15/2009	76,550	76,106
6.250% due 04/15/2009	65,169	65,180
Credit Agricole S.A.
1.256% due 05/28/2009	7,300	7,287
1.306% due 05/28/2010	3,700	3,620
6.637% due 05/29/2049	25,147	7,562
Credit Suisse New York
5.000% due 05/15/2013	202,100	195,536
6.000% due 02/15/2018	103	90
Credit Suisse USA, Inc.
1.438% due 08/15/2010	41,790	40,124
1.438% due 08/16/2011	11,595	10,645
5.125% due 08/15/2015	55	51
5.375% due 03/02/2016	250	235
5.500% due 08/16/2011	400	402
5.500% due 08/15/2013	100	99
6.125% due 11/15/2011	9,300	9,479
7.125% due 07/15/2032	40	40
DBS Bank Ltd.
1.454% due 05/16/2017	22,000	16,783
5.000% due 11/15/2019	8,000	7,305
Deutsche Bank AG
1.538% due 02/17/2015	10,000	7,150
4.875% due 05/20/2013	252,300	247,791
6.000% due 09/01/2017	361,100	349,701
DnB NOR Bank ASA
1.330% due 10/13/2009	10,500	10,374
East Lane Re Ltd.
7.170% due 05/06/2011	43,100	40,893
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	6,986
Export-Import Bank of China
4.875% due 07/21/2015	28,200	29,058
FIA Card Services N.A.
6.625% due 06/15/2012	10,000	9,288
7.125% due 11/15/2012	23,285	21,381
Fifth Third Bancorp
1.708% due 12/20/2016	29,030	17,300
6.250% due 05/01/2013	100,180	95,768
First Union Capital I
7.935% due 01/15/2027	4,405	3,757
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	225
Ford Motor Credit Co. LLC
2.664% due 01/15/2010	20,300	16,570
4.010% due 01/13/2012	600	379

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.700% due 01/15/2010	$28,600	$24,502
7.250% due 10/25/2011	3,900	2,779
7.375% due 10/28/2009	48,573	43,568
7.375% due 02/01/2011	5,100	3,856
7.800% due 06/01/2012	1,500	1,017
7.875% due 06/15/2010	102,728	84,917
8.625% due 11/01/2010	23,300	18,565
Foundation Re II Ltd.
7.988% due 11/26/2010	43,350	41,568
GATX Financial Corp.
5.500% due 02/15/2012	7,080	6,624
6.273% due 06/15/2011	10,355	9,855
General Electric Capital Corp.
1.189% due 10/26/2009	1,075	1,053
1.212% due 01/20/2010	190,500	184,793
1.274% due 04/30/2009	10,479	10,477
1.274% due 04/28/2011	39,970	35,094
1.301% due 05/10/2010	15,400	14,466
1.308% due 08/15/2011	11,100	9,499
1.361% due 03/12/2010	1,000	958
1.418% due 06/20/2014	38,000	28,343
1.428% due 12/20/2013	5,000	3,899
1.440% due 12/15/2009	205,090	199,939
1.472% due 10/06/2010	1,500	1,375
1.602% due 10/06/2015	13,000	8,777
1.611% due 01/08/2016	82,800	55,144
1.614% due 05/05/2026	29,950	14,182
1.620% due 02/01/2011	6,000	5,437
3.250% due 06/15/2009	10,000	9,971
4.000% due 05/15/2010	100	96
4.125% due 09/01/2009	140	139
4.250% due 06/15/2012	1,596	1,417
5.625% due 09/15/2017	65	57
5.625% due 05/01/2018	35	31
5.875% due 01/14/2038	532,395	381,793
6.000% due 06/15/2012	1,005	992
6.125% due 02/22/2011	1,100	1,113
6.375% due 11/15/2067	251,300	122,208
6.750% due 03/15/2032	250	203
6.875% due 01/10/2039	206,600	169,154
8.125% due 05/15/2012	250	281
8.310% due 04/13/2009	42,100	42,102
Genworth Financial, Inc.
6.500% due 06/15/2034	160	51
6.515% due 05/22/2018	15,000	4,829
Genworth Global Funding Trusts
1.284% due 04/15/2014	500	280
1.378% due 05/15/2012	12,000	7,402
1.480% due 12/15/2010	6,160	5,015
Glitnir Banki HF
4.762% due 04/20/2010 (a)	1,800	202
GMAC LLC
2.488% due 05/15/2009	123,000	117,004
6.000% due 04/01/2011	15,000	9,095
6.000% due 12/15/2011	100	56
6.500% due 12/15/2018	200	52
6.700% due 06/15/2018	100	25
6.850% due 04/15/2016	200	51
6.875% due 09/15/2011	3,900	2,462
7.000% due 02/15/2018	100	26
7.200% due 10/15/2017	125	33
7.250% due 09/15/2017	200	54
7.375% due 04/15/2018	100	27
Golden West Financial Corp.
4.750% due 10/01/2012	100	93
Goldman Sachs Capital II
5.793% due 12/29/2049	25,200	10,501
Goldman Sachs Group, Inc.
0.613% due 06/23/2009	42,100	41,787
1.307% due 12/23/2009	34,000	33,217
1.317% due 06/23/2009	100,400	99,741
1.318% due 11/16/2009	59,730	58,358
1.332% due 06/28/2010	64,000	61,019
1.416% due 02/06/2012	59,935	51,841
1.455% due 07/23/2009	19,970	19,803
1.461% due 03/02/2010	68,584	66,443
1.522% due 07/22/2015	6,000	4,229
1.532% due 06/28/2010	28,120	26,850
1.677% due 03/22/2016	37,300	25,422
1.832% due 09/29/2014	12,500	9,195
1.854% due 01/12/2015	20,000	14,782
4.750% due 07/15/2013	500	460
5.000% due 01/15/2011	11,500	11,421
5.250% due 10/15/2013	965	902
5.300% due 02/14/2012	10,830	10,458
5.350% due 01/15/2016	14,555	12,920
5.450% due 11/01/2012	200	193
5.625% due 01/15/2017	150	117
5.700% due 09/01/2012	2,325	2,258
5.950% due 01/18/2018	295,300	268,707
6.125% due 02/15/2033	20,010	16,731
6.150% due 04/01/2018	291,000	266,427
6.250% due 09/01/2017	417,600	387,843
6.600% due 01/15/2012	1,550	1,549
6.750% due 10/01/2037	307,924	208,970
6.875% due 01/15/2011	100	101
7.350% due 10/01/2009	150	152
7.500% due 02/15/2019	35,000	35,008
Hartford Life Global Funding Trusts
1.288% due 11/15/2009	10,700	9,793
1.500% due 06/16/2014	400	253
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	2,404
HBOS PLC
6.750% due 05/21/2018	250,600	193,654
HCP, Inc.
5.950% due 09/15/2011	12,350	10,591
6.300% due 09/15/2016	13,000	9,067
6.700% due 01/30/2018	20,000	13,518
Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	3,863
Heller Financial, Inc.
7.375% due 11/01/2009	300	299
HSBC Bank USA N.A.
1.432% due 06/10/2009	1,400	1,392
1.450% due 12/14/2009	9,700	9,448
4.625% due 04/01/2014	75	70
5.875% due 11/01/2034	3,000	2,588
HSBC Capital Funding LP
4.610% due 12/29/2049	400	170
9.547% due 12/29/2049	43,400	29,623
10.176% due 12/29/2049	66,160	49,184
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	461
HSBC Finance Corp.
1.192% due 10/21/2009	73,600	69,577
1.344% due 01/15/2014	16,900	8,817
1.389% due 06/19/2009	158,650	157,306
1.411% due 03/12/2010	2,600	2,305
1.451% due 08/09/2011	8,000	5,448
1.491% due 05/10/2010	39,155	33,314
1.518% due 11/16/2009	85,979	82,439
1.691% due 06/01/2016	20,000	10,942
4.625% due 09/15/2010	278	251
4.750% due 05/15/2009	4,000	3,976
5.700% due 06/01/2011	230	195
6.375% due 10/15/2011	355	307
7.000% due 05/15/2012	315	253
HSBC Holdings PLC
6.500% due 05/02/2036	191,900	159,022
6.500% due 09/15/2037	109,800	90,215
7.500% due 07/15/2009	33,000	33,009
IBM International Group Capital LLC
1.524% due 07/29/2009	88,000	88,156
ICICI Bank Ltd.
1.894% due 01/12/2010	1,400	1,260
ILFC E-Capital Trust II
6.250% due 12/21/2065	16,795	2,696
ING Bank NV
3.900% due 03/19/2014	200	202
Inter-American Development Bank
7.375% due 01/15/2010	350	366
International Lease Finance Corp.
1.469% due 05/24/2010	81,885	58,591
1.482% due 04/20/2009	7,900	7,799
1.494% due 01/15/2010	40,730	32,164
1.610% due 07/13/2012	5,700	2,309
1.765% due 07/01/2011	50,000	27,033
4.150% due 01/20/2015	92,000	66,884
4.750% due 07/01/2009	8,768	8,243
4.750% due 01/13/2012	10,677	6,235
4.875% due 09/01/2010	25,160	18,385
4.950% due 02/01/2011	4,300	2,842
5.000% due 04/15/2010	2,000	1,589
5.000% due 09/15/2012	5,000	2,721
5.125% due 11/01/2010	10,000	7,491
5.250% due 01/10/2013	15,000	8,012
5.300% due 05/01/2012	15,100	8,657
5.350% due 03/01/2012	20,000	11,231
5.400% due 02/15/2012	20,000	11,252
5.450% due 03/24/2011	7,000	4,718
5.625% due 09/15/2010	39,440	29,126
5.625% due 09/20/2013	100	56
5.750% due 06/15/2011	14,457	9,398
6.625% due 11/15/2013	15,000	8,318
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	3,602
5.950% due 10/15/2013	10,000	3,002
Jackson National Life Funding LLC
1.511% due 08/06/2011	500	479
John Deere Capital Corp.
1.301% due 09/01/2009	25,000	24,810
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,297
7.000% due 03/15/2012	175	186
John Hancock Global Funding II
1.309% due 04/27/2009	5,000	5,001
JPMorgan Chase & Co.
0.571% due 06/26/2009	2,040	2,035
1.256% due 01/17/2011	16,100	15,352
1.302% due 06/25/2010	1,300	1,270

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
1.320% due 11/01/2012	$3,500	$2,913
1.347% due 06/25/2012	28,300	23,956
1.348% due 05/16/2011	11,600	10,952
1.625% due 10/02/2009	66,200	65,944
4.500% due 01/15/2012	4,000	3,964
4.750% due 05/01/2013	235	228
4.750% due 03/01/2015	300	286
4.875% due 03/15/2014	645	602
5.125% due 09/15/2014	14,015	12,421
5.250% due 05/01/2015	700	628
5.750% due 01/02/2013	40,135	38,377
6.000% due 01/15/2018	161,745	163,763
6.125% due 06/27/2017	15	14
6.400% due 05/15/2038	36,411	35,864
7.000% due 11/15/2009	2,100	2,126
7.875% due 06/15/2010	80	82
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	600	514
JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	30,565	20,943
6.000% due 10/01/2017	318,800	299,515
JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,100	7,122
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,800	24,356
JPMorgan Chase Capital XXI
2.120% due 02/02/2037	24,000	9,295
JPMorgan Chase Capital XXIII
2.238% due 05/15/2047	4,278	1,760
KeyBank N.A.
3.511% due 06/02/2010	286,100	275,887
7.413% due 05/06/2015	91,450	83,463
KeyCorp
0.621% due 05/26/2009	56,500	56,180
6.500% due 05/14/2013	100,000	97,705
Landsbanki Islands HF
2.858% due 08/25/2009 (a)	1,500	9
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	193
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	166,080	20,760
2.907% due 11/16/2009 (a)	25,870	3,234
2.911% due 08/21/2009 (a)	89,000	11,125
2.951% due 05/25/2010 (a)	108,850	13,606
3.011% due 12/23/2010 (a)	100	12
3.950% due 11/10/2009 (a)	100	13
4.000% due 04/16/2019 (a)	90	12
5.625% due 01/24/2013 (a)	152,570	19,071
5.750% due 01/03/2017 (a)	200	0
6.200% due 09/26/2014 (a)	49,670	6,581
6.625% due 01/18/2012 (a)	350	46
6.750% due 12/28/2017 (a)	20,000	2
6.875% due 05/02/2018 (a)	122,732	15,342
7.500% due 05/11/2038 (a)	85,000	8
7.875% due 11/01/2009 (a)	65	9
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	7,600	5,866
Lincoln National Corp.
1.411% due 03/12/2010	31,900	29,933
Lloyds Banking Group PLC
5.920% due 09/29/2049	37,900	7,012
6.657% due 05/19/2049	200	42
Longpoint Re Ltd.
6.570% due 05/08/2010	87,500	84,998
M&I Marshall & Ilsley Bank
3.950% due 08/14/2009	2,190	2,176
5.250% due 09/04/2012	125	81
Macquarie Bank Ltd.
2.600% due 01/20/2012	200,000	200,271
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	18,548
5.750% due 09/15/2015	68,000	60,742
7.125% due 06/15/2009	1,600	1,600
9.250% due 04/15/2019	8,000	8,174
Marshall & Ilsley Corp.
4.375% due 08/01/2009	12,800	12,744
5.350% due 04/01/2011	7,745	6,026
MBNA Capital B
1.970% due 02/01/2027	7,000	2,456
MBNA Corp.
6.125% due 03/01/2013	20,100	17,417
Mellon Funding Corp.
5.000% due 12/01/2014	100	96
Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,097
Merrill Lynch & Co., Inc.
0.611% due 06/26/2009	45,020	44,594
0.633% due 03/23/2010	6,410	6,140
0.646% due 08/14/2009	45,000	44,315
1.291% due 05/08/2009	115,768	115,097
1.327% due 03/23/2010	21,500	20,013
1.328% due 08/14/2009	30,575	29,919
1.346% due 12/04/2009	22,075	21,206
1.359% due 07/25/2011	110,730	92,569
1.370% due 11/01/2011	123,800	101,296
1.438% due 02/15/2011	37,250	31,663
1.454% due 02/05/2010	50,874	48,037
1.501% due 06/05/2012	104,360	81,097
1.544% due 09/09/2009	10,700	10,435
1.554% due 01/15/2015	30,900	18,617
3.051% due 05/20/2009 (l)	55,593	55,286
3.472% due 05/12/2010	170,615	160,698
4.125% due 09/10/2009	21,621	21,327
4.250% due 02/08/2010	12,885	12,162
5.000% due 01/15/2015	200	154
5.450% due 02/05/2013	39	32
6.050% due 08/15/2012	538,198	462,242
6.150% due 04/25/2013	30,000	25,248
6.220% due 09/15/2026	115	57
6.400% due 08/28/2017	171,400	123,218
6.750% due 06/01/2028	115	75
6.875% due 04/25/2018	551,450	432,227
7.750% due 05/14/2038	100	60
MetLife, Inc.
5.375% due 12/15/2012	200	189
6.400% due 12/15/2036	70,000	29,450
Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,200	3,022
1.570% due 03/15/2012	400	319
5.125% due 11/09/2011	4,325	4,157
5.125% due 04/10/2013	16,500	15,088
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	161
Monumental Global Funding II
1.277% due 09/22/2009	9,100	9,072
Monumental Global Funding Ltd.
1.700% due 06/15/2011	60,000	54,063
5.500% due 04/22/2013	51,900	47,243
Morgan Stanley
0.530% due 04/19/2012	50,500	40,281
0.643% due 05/07/2010	41,745	39,006
1.184% due 01/15/2010	85,890	82,651
1.291% due 05/07/2009	1,500	1,498
1.341% due 05/07/2010	56,300	52,627
1.374% due 01/15/2010	21,430	20,501
1.392% due 01/18/2011	112,500	101,579
1.574% due 10/15/2015	40,620	28,903
1.592% due 10/18/2016	115,000	77,231
1.648% due 01/09/2012	59,300	47,625
1.698% due 01/09/2014	26,580	19,733
3.338% due 05/14/2010	353,600	344,549
4.250% due 05/15/2010	2,500	2,431
4.750% due 04/01/2014	6,159	5,043
5.050% due 01/21/2011	16,000	15,739
5.375% due 10/15/2015	500	453
5.550% due 04/27/2017	2,900	2,586
5.625% due 01/09/2012	1,354	1,304
5.750% due 08/31/2012	305,600	295,764
5.750% due 10/18/2016	1,000	912
5.950% due 12/28/2017	600	546
6.000% due 04/28/2015	95,800	90,642
6.250% due 08/28/2017	33,400	31,070
6.250% due 08/09/2026	225	187
6.600% due 04/01/2012	1,490	1,498
6.625% due 04/01/2018	6,700	6,403
6.750% due 04/15/2011	200	200
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	26,400	17,711
Mystic Re Ltd.
11.261% due 06/07/2011	12,200	11,580
National Australia Bank Ltd.
1.352% due 09/11/2009	1,700	1,700
1.462% due 06/29/2016	10,000	8,219
1.489% due 06/19/2017	75,000	59,887
1.527% due 06/23/2014	25,250	22,968
1.691% due 02/08/2010	33,300	33,307
5.350% due 06/12/2013	185,500	179,793
National City Bank
0.390% due 08/10/2009	15,000	14,803
1.382% due 06/18/2010	1,900	1,816
1.670% due 12/15/2016	8,090	4,762
4.250% due 01/29/2010	2,200	2,186
4.500% due 03/15/2010	278	279
4.625% due 05/01/2013	8,400	7,650
6.200% due 12/15/2011	19,625	19,295
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	146
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	11,873
Nationwide Life Global Funding I
1.446% due 05/19/2010	20,500	19,282
New York Life Global Funding
4.650% due 05/09/2013	1,100	1,073
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	12,601
ORIX Corp.
5.480% due 11/22/2011	20,000	13,644
Osiris Capital PLC
3.944% due 01/15/2010	17,600	17,171

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
5.150% due 04/15/2013	$11,700	$11,033
Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	4,682
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	23,648
6.250% due 05/06/2018	28,000	24,370
Petroleum Export Ltd.
5.265% due 06/15/2011	18,829	16,018
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,887
PMI Group, Inc.
6.000% due 09/15/2016	24,200	13,918
PNC Bank N.A.
1.620% due 02/01/2010	10,000	9,808
1.634% due 08/05/2009	85,000	84,767
PNC Funding Corp.
0.584% due 06/12/2009	5,000	4,977
1.314% due 01/31/2012	9,000	7,326
5.125% due 12/14/2010	150	148
PNC Preferred Funding Trust I
8.700% due 02/28/2049	100	45
Popular North America, Inc.
1.812% due 04/06/2009	25,000	24,995
Premium Asset Trust
1.661% due 10/08/2009	44,950	39,046
Pricoa Global Funding I
1.219% due 07/27/2009	3,700	3,586
2.066% due 06/04/2010	2,800	2,522
5.300% due 09/27/2013	21,000	16,838
Princeton University
4.950% due 03/01/2019	2,000	1,994
Principal Life Income Funding Trusts
1.398% due 11/15/2010	1,000	834
5.100% due 04/15/2014	100	93
5.300% due 04/24/2013	148,700	136,779
5.550% due 04/27/2015	237,300	225,027
Progressive Corp.
6.700% due 06/15/2037	200	90
Prudential Financial, Inc.
2.040% due 06/10/2013	20,000	16,059
6.000% due 12/01/2017	40,000	26,472
6.100% due 06/15/2017	307	210
6.625% due 12/01/2037	5,400	2,931
Rabobank Capital Funding II
5.260% due 12/29/2049	11,120	5,008
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	955
Rabobank Nederland NV
1.412% due 04/06/2009	7,650	7,650
1.646% due 05/19/2010	6,100	6,028
RBS Capital Trust I
4.709% due 12/29/2049	500	200
Regions Bank
7.500% due 05/15/2018	127,861	114,323
Regions Financial Corp.
6.375% due 05/15/2012	125	115
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,367
Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010	12,500	11,936
8.511% due 06/07/2010	12,500	12,121
9.011% due 06/07/2010	12,500	12,039
11.511% due 06/07/2010	1,500	1,447
Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	16,000	15,272
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	19,378
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	133
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	127
6.375% due 02/01/2011	9,110	8,217
6.990% due 10/29/2049	91,500	40,309
7.640% due 03/31/2049	93,350	21,020
7.648% due 08/29/2049	10,195	4,595
9.118% due 03/31/2049	89,000	43,617
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	7,900	6,212
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	206,200	113,564
Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009	160,000	158,360
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,545
5.100% due 06/15/2015	200	153
5.250% due 12/01/2016	20,000	14,925
5.600% due 09/01/2011	5,000	4,458
5.875% due 03/01/2017	8,000	6,183
6.100% due 05/01/2016	10,000	7,929
6.125% due 05/30/2018	2,000	1,576
SLM Corp.
1.299% due 07/27/2009	199,740	192,458
1.319% due 07/26/2010	30,155	21,413
1.389% due 10/25/2011	140,700	81,079
1.420% due 09/15/2009	20,000	16,941
1.459% due 01/27/2014	3,390	1,556
1.520% due 03/15/2011	72,220	46,400
4.000% due 01/15/2010	6,500	5,486
5.000% due 10/01/2013	9,300	4,952
5.125% due 08/27/2012	3,150	1,699
5.140% due 06/15/2016	100,000	42,730
5.375% due 01/15/2013	12,920	7,097
5.400% due 10/25/2011	7,070	4,387
8.450% due 06/15/2018	64,000	34,617
SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	2,000	1,104
2.216% due 11/21/2013	270	110
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	113,000	69,706
Sovereign Bank
8.750% due 05/30/2018	5,000	4,075
State Street Capital Trust III
8.250% due 03/15/2042	8,300	4,919
State Street Capital Trust IV
2.320% due 06/15/2037	65,300	25,746
State Street Corp.
7.650% due 06/15/2010	175	175
Suffield Clo Ltd.
2.194% due 09/26/2014	2,781	2,482
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	63
Sun Life Financial Global Funding LP
1.619% due 07/06/2011	36,500	32,430
1.738% due 07/06/2010	27,500	26,260
SunTrust Bank
1.361% due 05/21/2012	4,050	3,717
6.375% due 04/01/2011	200	202
SunTrust Banks, Inc.
5.250% due 11/05/2012	245	238
Svensk ExportKredit AB
4.875% due 09/29/2011	125	132
5.125% due 03/01/2017	75	78
TD North America LP
1.414% due 10/15/2009	6,000	5,992
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	32,816
7.500% due 03/13/2013	50,000	41,500
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	503
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	26,000	22,891
8.700% due 08/07/2018	74,300	64,739
Travelers Cos., Inc.
6.250% due 06/15/2037	125	115
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	31
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	536
U.S. Bancorp
0.552% due 04/28/2009	50,000	49,992
1.625% due 02/04/2010	40	40
4.500% due 07/29/2010	150	151
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,153
UBS AG
5.750% due 04/25/2018	143,350	120,187
5.875% due 12/20/2017	174,100	150,084
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	23,645
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	2,468
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	5,468
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,842
Unilever Capital Corp.
7.125% due 11/01/2010	100	108
USB Capital IX
6.189% due 04/15/2049	30,600	12,091
USB Realty Corp.
6.091% due 12/22/2049	38,000	14,448
Vita Capital III Ltd.
2.525% due 01/01/2011	8,000	7,465
VTB Capital S.A.
2.870% due 11/02/2009	1,900	1,812
6.875% due 05/29/2018	15,000	11,325
Wachovia Bank N.A.
1.309% due 05/25/2010	27,100	25,918
1.331% due 12/02/2010	125,700	117,857
1.564% due 11/03/2014	4,200	3,168
1.650% due 03/15/2016	200	120
4.875% due 02/01/2015	300	247
5.600% due 03/15/2016	19,800	16,755
6.600% due 01/15/2038	10,000	7,939

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Wachovia Capital Trust I
7.640% due 01/15/2027	$1,370	$883
Wachovia Capital Trust III
5.800% due 03/29/2049	139,265	50,152
Wachovia Corp.
1.224% due 10/15/2011	51,100	45,333
1.255% due 04/23/2012	20,000	17,206
1.311% due 12/01/2009	165,620	163,237
1.360% due 08/01/2013	13,500	9,946
1.411% due 06/01/2010	24,900	23,673
1.411% due 03/01/2012	34,500	29,721
1.440% due 03/15/2011	48,900	45,748
1.464% due 10/15/2016	58,870	37,162
1.514% due 10/28/2015	2,400	1,600
2.940% due 05/01/2013	25,000	20,081
4.875% due 02/15/2014	20,130	16,927
5.300% due 10/15/2011	46,245	45,688
5.500% due 05/01/2013	135,929	125,490
5.500% due 08/01/2035	85	51
5.625% due 10/15/2016	91,800	70,894
5.700% due 08/01/2013	19,650	18,387
5.750% due 06/15/2017	22,000	19,676
5.750% due 02/01/2018	407,320	361,678
Wachovia Mortgage FSB
1.281% due 05/08/2009	9,250	9,238
1.360% due 09/14/2009	45,985	45,672
4.125% due 12/15/2009	100	99
Wells Fargo & Co.
1.287% due 03/23/2010	100,180	97,574
1.384% due 10/28/2015	24,000	16,966
1.420% due 09/15/2009	34,930	34,600
1.454% due 01/12/2011	10,000	9,171
1.614% due 01/29/2010	6,500	6,362
3.125% due 04/01/2009	100	100
3.552% due 05/01/2033	8,600	8,915
4.375% due 01/31/2013	45,850	42,786
5.000% due 11/15/2014	100	83
5.125% due 09/01/2012	300	283
5.625% due 12/11/2017	1,875	1,715
7.980% due 02/28/2049	1,800	847
Wells Fargo Bank N.A.
4.750% due 02/09/2015	32,000	27,370
6.450% due 02/01/2011	5,672	5,561
Wells Fargo Capital X
5.950% due 12/15/2036	11,700	7,919
Wells Fargo Capital XIII
7.700% due 12/29/2049	183,354	87,422
Western Financial Bank
9.625% due 05/15/2012	6,835	6,831
Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	6,300	6,284
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	7,283
XL Capital Ltd.
5.250% due 09/15/2014	1,600	1,050
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	9,343
5.800% due 11/15/2016	1,000	644

		26,740,354

Industrials 5.3%

Abbott Laboratories
5.875% due 05/15/2016	140	150
Aetna, Inc.
6.000% due 06/15/2016	15,000	14,568
6.500% due 09/15/2018	12,000	11,831
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	26,830	20,934
Alcoa, Inc.
5.550% due 02/01/2017	3,000	1,989
6.000% due 07/15/2013	35,000	27,971
6.750% due 07/15/2018	38,700	26,092
Altria Group, Inc.
9.250% due 08/06/2019	8,600	9,217
9.700% due 11/10/2018	51,200	55,855
9.950% due 11/10/2038	185	185
America Movil SAB de C.V.
5.625% due 11/15/2017	25	23
America West Airlines LLC
6.870% due 01/02/2017	1,258	973
American Airlines Pass-Through Trust
6.978% due 10/01/2012	9,288	8,174
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,877
Amgen, Inc.
5.700% due 02/01/2019	28,026	28,539
5.850% due 06/01/2017	15,000	15,395
6.150% due 06/01/2018	4,500	4,763
6.375% due 06/01/2037	142	137
6.400% due 02/01/2039	30,015	28,985
6.900% due 06/01/2038	3,100	3,197
Anadarko Petroleum Corp.
1.720% due 09/15/2009	25,780	25,691
6.125% due 03/15/2012	1,800	1,782
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	8,323
Apache Corp.
7.950% due 04/15/2026	150	173
AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,100	73,302
6.450% due 09/15/2037	88,900	92,680
Atlantic Richfield Co.
5.900% due 04/15/2009	100	100
AutoZone, Inc.
4.750% due 11/15/2010	200	200
5.500% due 11/15/2015	10,050	9,195
5.875% due 10/15/2012	4,800	4,771
6.500% due 01/15/2014	40,000	39,760
6.950% due 06/15/2016	1,000	982
7.125% due 08/01/2018	27,000	26,582
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,279
6.500% due 03/01/2019	28,300	27,983
Baker Hughes, Inc.
6.875% due 01/15/2029	100	103
Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,306
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	142
5.125% due 03/29/2012	10,000	10,175
Black & Decker Corp.
5.750% due 11/15/2016	20,000	18,026
8.950% due 04/15/2014 (c)	40,000	39,523
Boeing Co.
8.750% due 08/15/2021	50	60
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,750
BP AMI Leasing, Inc.
1.236% due 06/26/2009	1,800	1,800
Brown-Forman Corp.
1.535% due 04/01/2010	14,000	13,866
Brunswick Corp.
11.750% due 08/15/2013	18,000	11,892
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	55	57
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,199
Canadian National Railway Co.
6.250% due 08/01/2034	100	100
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	65	58
6.250% due 03/15/2038	20,000	15,472
6.500% due 02/15/2037	25,000	19,536
6.700% due 07/15/2011	12,860	13,067
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	21,164
6.000% due 06/15/2017	9,600	8,864
Caterpillar, Inc.
5.700% due 08/15/2016	100	97
6.050% due 08/15/2036	100	86
7.250% due 09/15/2009	200	204
CBS Corp.
5.625% due 08/15/2012	15,000	12,915
CIGNA Corp.
6.350% due 03/15/2018	20,000	17,659
Cisco Systems, Inc.
5.250% due 02/22/2011	500	529
5.500% due 02/22/2016	100	106
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	13,515
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,770	163,136
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,649
CODELCO, Inc.
6.150% due 10/24/2036	23,200	21,615
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	345	369
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	417
Comcast Corp.
1.460% due 07/14/2009	30,310	30,153
5.300% due 01/15/2014	26,810	26,067
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	312
5.900% due 03/15/2016	5,000	4,837
6.300% due 11/15/2017	250	244
6.450% due 03/15/2037	22,000	19,308
7.050% due 03/15/2033	125	117
Commercial Metals Co.
6.500% due 07/15/2017	15,660	11,643
7.350% due 08/15/2018	13,000	10,167

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$4,788
5.500% due 03/15/2013	2,000	1,944
6.500% due 03/15/2018	18,745	17,812
ConocoPhillips
5.900% due 10/15/2032	300	275
ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	164,996	164,996
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	8,114
6.820% due 05/01/2018	4,904	3,525
7.056% due 09/15/2009	40,459	38,841
7.487% due 10/02/2010	1,215	1,094
7.707% due 10/02/2022	2,710	2,006
Con-way, Inc.
7.250% due 01/15/2018	19,000	14,774
Costco Wholesale Corp.
5.500% due 03/15/2017	100	106
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	3,814
CRH America, Inc.
8.125% due 07/15/2018	10,000	7,813
CSX Corp.
5.600% due 05/01/2017	21,200	17,872
6.250% due 03/15/2018	5,052	4,362
6.750% due 03/15/2011	10,000	10,070
CVS Caremark Corp.
1.561% due 06/01/2010	129,700	125,020
5.750% due 08/15/2011	16,000	16,794
6.125% due 08/15/2016	6,745	6,802
Daimler Finance North America LLC
1.634% due 08/03/2009	30,040	29,818
4.875% due 06/15/2010	19,300	18,750
5.750% due 09/08/2011	56,000	52,964
5.875% due 03/15/2011	50,500	48,369
6.500% due 11/15/2013	36,000	32,662
7.300% due 01/15/2012	5,000	4,796
7.750% due 01/18/2011	28,500	28,119
8.000% due 06/15/2010	300	299
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	11,769
Dell, Inc.
4.700% due 04/15/2013	149,700	150,544
5.650% due 04/15/2018	77,170	72,965
6.500% due 04/15/2038	95,000	76,467
Diageo Capital PLC
5.500% due 09/30/2016	50	51
DISH DBS Corp.
6.375% due 10/01/2011	75	73
7.000% due 10/01/2013	125	117
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	181
5.000% due 01/15/2013	300	313
5.250% due 12/15/2016	10,000	10,062
Eastman Kodak Co.
7.250% due 11/15/2013	890	507
Eaton Corp.
1.321% due 08/10/2009	25,000	24,868
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	18,141
El Paso Corp.
6.750% due 05/15/2009	128,435	128,713
7.000% due 05/15/2011	7,250	6,971
7.750% due 06/15/2010	6,500	6,436
7.750% due 01/15/2032	89,490	67,198
7.800% due 08/01/2031	10,475	7,888
7.875% due 06/15/2012	9,900	9,469
8.050% due 10/15/2030	9,100	7,003
9.625% due 05/15/2012	12,700	12,257
10.750% due 10/01/2010	24,700	24,689
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,914
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,720
Emerson Electric Co.
4.500% due 05/01/2013	95	97
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	43
Enbridge, Inc.
4.900% due 03/01/2015	50	43
EnCana Corp.
6.300% due 11/01/2011	10,000	10,073
Enterprise Products Operating LLC
4.950% due 06/01/2010	50	49
6.500% due 01/31/2019	25,000	23,028
7.500% due 02/01/2011	13,400	13,628
Erac USA Finance Co.
5.800% due 10/15/2012	10,000	7,806
Expedia, Inc.
8.500% due 07/01/2016	16,500	14,108
FedEx Corp.
3.500% due 04/01/2009	14,350	14,350
Fortune Brands, Inc.
5.375% due 01/15/2016	30,800	26,617
Foster’s Finance Corp.
4.875% due 10/01/2014	6,000	5,368
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	4,170
Gaz Capital S.A.
6.212% due 11/22/2016	41,800	30,514
6.510% due 03/07/2022	100	65
7.288% due 08/16/2037	43,000	27,950
7.343% due 04/11/2013	52,900	46,618
7.510% due 07/31/2013	35,000	30,686
8.146% due 04/11/2018	186,100	153,533
8.625% due 04/28/2034	164,600	148,963
Genentech, Inc.
4.750% due 07/15/2015	100	100
General Dynamics Corp.
4.500% due 08/15/2010	100	103
General Electric Co.
5.250% due 12/06/2017	29,100	26,976
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,516
6.000% due 02/15/2012	10,000	10,548
11.973% due 10/15/2010	31,750	34,364
General Motors Corp.
8.100% due 06/15/2024	2,000	245
8.250% due 07/15/2023	5,000	613
8.800% due 03/01/2021	15,000	2,025
Georgia-Pacific LLC
7.000% due 01/15/2015	300	282
GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,100	10,123
4.375% due 04/15/2014	100	102
4.850% due 05/15/2013	27,330	28,471
5.650% due 05/15/2018	100,045	102,872
Hanson Ltd.
6.125% due 08/15/2016	20,000	8,610
Hasbro, Inc.
6.300% due 09/15/2017	8,995	8,246
HCA, Inc.
9.250% due 11/15/2016	300	274
Hess Corp.
6.650% due 08/15/2011	200	204
Hewlett-Packard Co.
1.371% due 03/01/2012	4,500	4,298
6.500% due 07/01/2012	175	189
Historic TW, Inc.
9.125% due 01/15/2013	12,125	12,752
HJ Heinz Co.
5.350% due 07/15/2013	27,500	28,405
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,041
Home Depot, Inc.
1.445% due 12/16/2009	30,000	29,438
3.750% due 09/15/2009	8,300	8,304
4.625% due 08/15/2010	215	216
5.400% due 03/01/2016	3,000	2,701
Honeywell International, Inc.
5.300% due 03/01/2018	20	21
6.125% due 11/01/2011	575	626
International Business Machines Corp.
1.764% due 07/28/2011	31,700	31,257
5.700% due 09/14/2017	6,500	6,749
7.625% due 10/15/2018	170	195
International Paper Co.
4.000% due 04/01/2010	10,000	9,517
5.250% due 04/01/2016	1,400	924
7.400% due 06/15/2014	7,000	5,783
7.950% due 06/15/2018	20,000	15,275
JCPenney Corp., Inc.
8.000% due 03/01/2010	26,100	26,118
Johnson & Johnson
6.950% due 09/01/2029	100	120
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	14,828
Kellogg Co.
5.125% due 12/03/2012	300	317
6.600% due 04/01/2011	10,000	10,705
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,229
KeySpan Corp.
4.650% due 04/01/2013	6,900	6,658
Kimberly-Clark Corp.
1.274% due 07/30/2010	3,100	3,087
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	199
5.950% due 02/15/2018	25,850	23,590
6.950% due 01/15/2038	25,300	21,735
7.400% due 03/15/2031	220	197
9.000% due 02/01/2019	7,000	7,497
Kohl’s Corp.
6.250% due 12/15/2017	46,000	42,353
Kraft Foods, Inc.
1.728% due 08/11/2010	2,400	2,336
4.125% due 11/12/2009	100	101
5.625% due 11/01/2011	56,335	58,695
6.125% due 02/01/2018	149,100	149,790
6.125% due 08/23/2018	15,000	15,073
6.250% due 06/01/2012	10,000	10,560

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
6.500% due 08/11/2017	$10	$10
6.875% due 02/01/2038	64,100	63,222
Kroger Co.
5.500% due 02/01/2013	5,000	5,132
Lennar Corp.
5.950% due 10/17/2011	9,000	7,515
Lexmark International, Inc.
5.900% due 06/01/2013	21,470	18,240
6.650% due 06/01/2018	13,000	9,781
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,338
Loews Corp.
5.250% due 03/15/2016	37,500	34,251
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	102
5.500% due 10/15/2035	50	44
Ltd. Brands, Inc.
6.900% due 07/15/2017	64,395	44,292
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	11,500	9,033
5.875% due 01/15/2013	5,000	3,803
7.450% due 07/15/2017	22,500	14,272
7.875% due 07/15/2015	40,110	29,656
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	37,156
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	1,543
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,238
5.810% due 11/10/2015	5,000	4,104
6.375% due 06/15/2017	11,400	9,174
Masco Corp.
5.850% due 03/15/2017	9,020	5,653
5.875% due 07/15/2012	5,000	3,941
6.125% due 10/03/2016	10,000	6,428
7.125% due 08/15/2013	10,000	7,635
Mattel, Inc.
6.125% due 06/15/2011	10,000	9,935
Maytag Corp.
5.000% due 05/15/2015	10,000	7,881
McDonald’s Corp.
5.300% due 03/15/2017	125	131
McKesson Corp.
5.700% due 03/01/2017	11,600	11,001
7.500% due 02/15/2019	8,000	8,512
MDC Holdings, Inc.
5.375% due 12/15/2014	9,000	7,674
7.000% due 12/01/2012	10,000	9,533
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	38,300	36,938
Nabors Industries, Inc.
6.150% due 02/15/2018	43,200	33,874
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,018
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,150
6.250% due 04/15/2018	19,000	15,922
10.600% due 04/15/2019	12,000	12,140
Nordstrom, Inc.
6.250% due 01/15/2018	54,725	43,024
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,083
Northwest Airlines, Inc.
8.072% due 04/01/2021	648	454
NSTAR
8.000% due 02/15/2010	100	104
Nucor Corp.
5.850% due 06/01/2018	10,000	10,010
6.400% due 12/01/2037	600	569
Olin Corp.
6.750% due 06/15/2016	15,000	15,419
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	8,207
ONEOK Partners LP
6.150% due 10/01/2016	10,000	8,916
6.850% due 10/15/2037	29,800	22,935
Oracle Corp.
4.950% due 04/15/2013	15,030	15,904
5.000% due 01/15/2011	200	210
5.750% due 04/15/2018	15,135	15,834
6.500% due 04/15/2038	10,300	10,320
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,239
Pactiv Corp.
6.400% due 01/15/2018	6,745	5,678
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,924
Peabody Energy Corp.
7.875% due 11/01/2026	20,695	18,574
Pemex Project Funding Master Trust
2.620% due 06/15/2010	5,900	5,671
9.125% due 10/13/2010	25	27
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	110
Pfizer, Inc.
4.650% due 03/01/2018	150	148
Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,339
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	50,611
5.650% due 05/16/2018	26,700	26,595
6.375% due 05/16/2038	34,700	33,758
Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	14,438
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,100
6.125% due 01/15/2017	25	21
PPG Industries, Inc.
6.650% due 03/15/2018	23,500	23,036
Praxair, Inc.
6.375% due 04/01/2012	200	214
Procter & Gamble Co.
6.875% due 09/15/2009	100	103
RadioShack Corp.
7.375% due 05/15/2011	45,151	43,232
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,719
Rexam PLC
6.750% due 06/01/2013	16,500	14,332
Reynolds American, Inc.
2.020% due 06/15/2011	60,600	54,593
6.750% due 06/15/2017	10,400	8,897
7.250% due 06/01/2012	11,000	10,836
7.250% due 06/01/2013	94,600	90,369
7.625% due 06/01/2016	3,000	2,660
7.750% due 06/01/2018	7,100	6,269
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	1,800
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	6,238
Roche Holdings, Inc.
3.249% due 02/25/2011	218,000	217,733
6.000% due 03/01/2019	68	70
7.000% due 03/01/2039	292,600	307,560
Rockies Express Pipeline LLC
5.100% due 08/20/2009	3,800	3,801
Rohm & Haas Co.
6.000% due 09/15/2017	135,290	112,638
RPM International, Inc.
6.500% due 02/15/2018	11,800	10,413
RR Donnelley & Sons Co.
5.625% due 01/15/2012	26,986	22,326
6.125% due 01/15/2017	10,000	6,682
11.250% due 02/01/2019	25,600	22,185
Ryder System, Inc.
5.850% due 11/01/2016	25,000	19,303
5.950% due 05/02/2011	5,000	4,808
6.000% due 03/01/2013	18,690	16,775
7.200% due 09/01/2015	28,000	25,266
SABMiller PLC
1.735% due 07/01/2009	30,000	29,958
6.500% due 07/01/2016	1,900	1,800
SCA Finans AB
4.500% due 07/15/2015	5,250	4,349
Seagate Technology HDD Holdings
6.375% due 10/01/2011	11,100	8,158
Sealed Air Corp.
5.625% due 07/15/2013	9,250	7,968
6.950% due 05/15/2009	11,600	11,634
Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	96,800	96,392
5.500% due 02/16/2012	700	734
5.750% due 10/17/2016	21,100	21,411
6.125% due 08/17/2026	10,800	10,677
Sonat, Inc.
7.625% due 07/15/2011	25,000	24,279
Southern Co.
1.951% due 08/20/2010	120,000	119,892
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	22,912
6.200% due 04/15/2018	3,700	3,423
Staples, Inc.
9.750% due 01/15/2014	18,000	18,869
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,623
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	13,062	11,251
Target Corp.
5.125% due 01/15/2013	700	730
5.375% due 05/01/2017	40	40
5.875% due 03/01/2012	175	187
6.000% due 01/15/2018	200	201
7.000% due 01/15/2038	151,500	142,505
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	10,375
Temple-Inland, Inc.
6.875% due 01/15/2018	7,430	5,226

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	$14,800	$12,680
Tesco PLC
5.500% due 11/15/2017	12,000	11,831
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,514
8.250% due 04/01/2019	25,000	25,739
Time Warner, Inc.
1.461% due 11/13/2009	173,778	170,559
5.875% due 11/15/2016	2,000	1,896
6.500% due 11/15/2036	20,000	16,522
6.875% due 05/01/2012	350	357
7.625% due 04/15/2031	120	108
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	8,936
TransCanada Pipelines Ltd.
6.500% due 08/15/2018	75	75
7.125% due 01/15/2019	35,075	36,670
7.625% due 01/15/2039	39,628	39,358
Transocean, Inc.
6.000% due 03/15/2018	2,100	1,982
Transocean Ltd.
6.625% due 04/15/2011	5,330	5,603
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	5,708
6.550% due 10/01/2017	7,500	5,685
Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	16,391
8.250% due 10/01/2011	25,000	25,341
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,434	742
Union Pacific Corp.
5.450% due 01/31/2013	13,475	13,520
5.700% due 08/15/2018	1,500	1,431
6.125% due 02/15/2020	40,000	39,041
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	139	126
United Airlines, Inc.
6.071% due 03/01/2013	142	138
6.201% due 12/31/2049	307	293
6.602% due 03/01/2015	197	189
7.730% due 07/01/2010	9,936	9,589
8.030% due 01/01/2013 (a)	465	465
9.060% due 06/17/2015 (a)	3,580	21
9.200% due 12/31/2049 (a)	2,601	884
9.210% due 01/21/2017 (a)	8,980	52
10.020% due 03/22/2014 (a)	8,994	3,688
10.125% due 03/22/2015 (a)	11,102	4,996
10.360% due 11/13/2012 (a)	3,776	21
10.850% due 07/05/2014 (a)	34,111	39
11.080% due 05/27/2024 (a)(q)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	8,050
United Technologies Corp.
5.375% due 12/15/2017	20	21
6.100% due 05/15/2012	150	161
UnitedHealth Group, Inc.
2.541% due 02/07/2011	15,000	14,446
4.875% due 02/15/2013	44,500	43,395
4.875% due 04/01/2013	175	170
6.000% due 02/15/2018	100,000	96,303
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	15,695
UST, Inc.
5.750% due 03/01/2018	46,365	40,731
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	39,463
6.875% due 11/21/2036	39,800	34,618
Valero Energy Corp.
6.625% due 06/15/2037	25	18
9.375% due 03/15/2019	15,000	15,521
Viacom, Inc.
5.750% due 04/30/2011	15,200	14,815
6.250% due 04/30/2016	5,000	4,396
Vivendi
5.750% due 04/04/2013	145,000	135,690
6.625% due 04/04/2018	152,700	140,250
Walgreen Co.
5.250% due 01/15/2019	20	20
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,475
4.550% due 05/01/2013	100	106
5.250% due 09/01/2035	60	54
5.800% due 02/15/2018	48,900	53,591
6.200% due 04/15/2038	21,800	22,139
6.500% due 08/15/2037	36,850	38,491
Walt Disney Co.
1.152% due 07/16/2010	5,200	5,137
1.392% due 09/10/2009	44,490	44,505
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,315
7.125% due 12/15/2017	1,800	1,751
7.375% due 08/01/2010	100	102
7.375% due 03/11/2019	12,000	12,269
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	14,940
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,632
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,037
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	45,758
Weyerhaeuser Co.
2.223% due 09/24/2009	1,700	1,655
Whirlpool Corp.
5.500% due 03/01/2013	9,000	7,418
6.125% due 06/15/2011	12,000	10,842
6.500% due 06/15/2016	5,000	3,879
7.750% due 07/15/2016	11,000	9,117
Williams Cos., Inc.
6.375% due 10/01/2010	14,750	14,520
8.125% due 03/15/2012	10,000	10,200
8.750% due 01/15/2020	10,000	9,967
Wyeth
5.500% due 03/15/2013	10,000	10,424
5.500% due 02/01/2014	25	26
5.950% due 04/01/2037	250	237
Xerox Corp.
2.059% due 12/18/2009	1,200	1,167

		7,699,880

Utilities 1.9%

Alabama Power Co.
1.439% due 08/25/2009	17,000	16,777
5.500% due 10/15/2017	250	256
American Electric Power Co., Inc.
5.250% due 06/01/2015	8,300	7,776
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,514
Appalachian Power Co.
4.950% due 02/01/2015	25	22
5.650% due 08/15/2012	150	150
AT&T Corp.
7.300% due 11/15/2011	1,100	1,183
AT&T, Inc.
1.334% due 02/05/2010	113,570	113,286
4.125% due 09/15/2009	550	555
4.950% due 01/15/2013	176,990	179,770
5.100% due 09/15/2014	760	764
5.500% due 02/01/2018	200,800	194,539
5.625% due 06/15/2016	25	25
5.800% due 02/15/2019	21	21
6.300% due 01/15/2038	117,640	103,784
6.400% due 05/15/2038	75	67
6.450% due 06/15/2034	100	90
6.500% due 09/01/2037	307,300	278,599
6.700% due 11/15/2013	100	107
AT&T Mobility LLC
6.500% due 12/15/2011	80	84
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	30
BellSouth Corp.
4.200% due 09/15/2009	5,000	5,048
5.200% due 09/15/2014	27,800	28,006
6.550% due 06/15/2034	20,000	18,644
British Telecommunications PLC
8.625% due 12/15/2010	510	531
9.125% due 12/15/2030	250	228
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,757
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,450
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	99
5.850% due 04/01/2018	105,025	104,244
6.750% due 04/01/2038	90,000	88,516
7.500% due 09/01/2010	20,000	21,183
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,291
Constellation Energy Group, Inc.
4.550% due 06/15/2015	6,000	4,937
6.125% due 09/01/2009	7,000	7,006
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	32,391
8.500% due 06/15/2010	150	157
Dominion Resources, Inc.
2.366% due 06/17/2010	3,600	3,499
5.200% due 01/15/2016	15,300	14,577
5.250% due 08/01/2033	70	66
5.600% due 11/15/2016	3,000	2,890
5.700% due 09/17/2012	100	102
6.400% due 06/15/2018	22,000	21,985
7.000% due 06/15/2038	25	24
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	12,123
5.750% due 11/15/2013	290	309
6.050% due 04/15/2038	20,000	20,186
EDF S.A.
5.500% due 01/26/2014	168,600	179,245
6.500% due 01/26/2019	167,790	173,198
6.950% due 01/26/2039	164,300	163,621

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Embarq Corp.
6.738% due 06/01/2013	$300	$280
7.082% due 06/01/2016	10,669	9,615
Enel Finance International S.A.
5.700% due 01/15/2013	300	304
6.800% due 09/15/2037	700	577
Entergy Gulf States, Inc.
1.661% due 12/01/2009	15,000	14,684
5.700% due 06/01/2015	50	46
Exelon Corp.
4.900% due 06/15/2015	22,800	19,387
6.750% due 05/01/2011	200	203
Exelon Generation Co. LLC
6.200% due 10/01/2017	8,000	7,166
FirstEnergy Corp.
6.450% due 11/15/2011	12,300	12,320
7.375% due 11/15/2031	15	12
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,004
Florida Power Corp.
5.650% due 06/15/2018	70	73
FPL Group Capital, Inc.
2.196% due 06/17/2011	15,000	13,747
7.875% due 12/15/2015	8,000	9,048
France Telecom S.A.
7.750% due 03/01/2011	1,105	1,184
GTE Corp.
6.940% due 04/15/2028	50	45
KT Corp.
4.875% due 07/15/2015	100	82
MidAmerican Energy Co.
4.650% due 10/01/2014	100	101
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	64
6.125% due 04/01/2036	43,725	38,958
Midwest Generation LLC
8.300% due 07/02/2009	18	18
Nevada Power Co.
6.750% due 07/01/2037	500	424
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	20,800	22,236
8.125% due 05/01/2012	476	519
NGPL PipeCo. LLC
6.514% due 12/15/2012	174,800	167,173
7.119% due 12/15/2017	4,700	4,317
7.768% due 12/15/2037	2,900	2,539
NiSource Finance Corp.
1.821% due 11/23/2009	39,635	37,821
6.150% due 03/01/2013	12,000	10,493
Northern States Power Co.
4.750% due 08/01/2010	150	151
NV Energy, Inc.
6.750% due 08/15/2017	10	8
Ohio Edison Co.
5.450% due 05/01/2015	350	323
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,252
Pacific Gas & Electric Co.
8.250% due 10/15/2018	470	555
Pacificorp
5.500% due 01/15/2019	75	77
Peco Energy Co.
5.950% due 10/01/2036	50	45
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,540
6.300% due 07/15/2013	10,000	10,020
6.400% due 11/01/2011	11,000	11,031
Progress Energy, Inc.
1.544% due 01/15/2010	3,500	3,479
7.050% due 03/15/2019	17,500	17,865
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	20
PSEG Power LLC
5.000% due 04/01/2014	10,425	9,877
5.500% due 12/01/2015	8,000	7,366
6.950% due 06/01/2012	172	176
Public Service Electric & Gas Co.
2.206% due 03/12/2010	7,000	6,931
5.700% due 12/01/2036	50	47
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	14,880
Qwest Corp.
4.570% due 06/15/2013	11,020	9,505
7.200% due 11/10/2026	2,150	1,473
7.500% due 06/15/2023	7,100	5,396
7.625% due 06/15/2015	2,450	2,217
7.875% due 09/01/2011	4,235	4,193
8.875% due 03/15/2012	26,725	26,525
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	6	6
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	49,400
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	31,212
Sempra Energy
7.950% due 03/01/2010	7,135	7,366
9.800% due 02/15/2019	15,000	16,645
Southern California Edison Co.
5.500% due 08/15/2018	25	26
Southern California Gas Co.
5.750% due 11/15/2035	75	74
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,729
Telecom Italia Capital S.A.
1.650% due 02/01/2011	3,270	2,837
1.752% due 07/18/2011	4,250	3,678
6.999% due 06/04/2018	15,030	13,648
Telefonica Emisiones SAU
1.588% due 06/19/2009	5,400	5,381
5.855% due 02/04/2013	35	36
6.221% due 07/03/2017	25	26
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,089
Tenaska Alabama Partners LP
7.000% due 06/30/2021	89	69
Verizon Communications, Inc.
1.475% due 04/03/2009	3,800	3,800
5.250% due 04/15/2013	58,300	59,589
5.500% due 04/01/2017	1,485	1,438
6.100% due 04/15/2018	55,115	54,707
6.900% due 04/15/2038	14,955	14,532
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	159
7.250% due 12/01/2010	1,000	1,057
7.375% due 09/01/2012	235	254
7.750% due 12/01/2030	325	332
Verizon New England, Inc.
6.500% due 09/15/2011	300	311
Verizon New Jersey, Inc.
5.875% due 01/17/2012	370	380
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,770
5.634% due 01/01/2021	3,000	2,702
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	486
Verizon Wireless Capital LLC
5.250% due 02/01/2012	24,200	24,541
8.500% due 11/15/2018	120	137
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,251
6.350% due 11/30/2037	25,500	25,726
8.875% due 11/15/2038	65	80
Vodafone Group PLC
1.536% due 02/27/2012	40,000	36,876
5.625% due 02/27/2017	153	152
7.750% due 02/15/2010	140	145

		2,726,775

Total Corporate Bonds & Notes (Cost $42,883,268)		37,167,009

MUNICIPAL BONDS & NOTES 2.7%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,551
0.000% due 08/01/2025	3,000	1,218
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,710
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,208
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2000
9.250% due 11/15/2022	1,000	1,148
9.250% due 11/15/2030	15,830	18,174
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	580
5.375% due 11/15/2040	50,800	28,054
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	470
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	312
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,717
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	3,618
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
11.619% due 01/01/2032	4,815	5,168
15.693% due 01/01/2031	3,700	4,479

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.000% due 01/01/2035	$5,000	$4,900
8.130% due 01/01/2032	500	457
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	16,300	15,547
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	842
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	638
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
8.739% due 02/01/2037	25,000	23,534
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
12.838% due 05/01/2026	4,880	5,397
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
7.985% due 07/01/2024	24,350	22,335
8.445% due 08/15/2033	6,425	5,596
12.936% due 08/01/2031	7,735	7,215
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
8.235% due 01/01/2028	20,600	15,667
Austin Trust Various States General Obligation Bonds, Series 2008
8.573% due 06/01/2034	19,835	16,905
8.846% due 06/01/2032	14,375	12,167
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
8.139% due 06/01/2037	5,000	4,763
Austin Trust Various States Revenue Bonds, Series 2007
8.732% due 10/01/2037	5,000	4,127
9.137% due 06/15/2038	69,121	64,780
Austin Trust Various States Revenue Bonds, Series 2008
8.845% due 08/15/2030	6,595	6,246
9.399% due 06/15/2037	14,850	13,974
12.978% due 11/01/2027	5,000	4,673
13.738% due 11/01/2027	5,000	5,319
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035	5,860	5,767
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2034	7,140	6,929
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,752
6.375% due 06/01/2032	7,300	8,119
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.976% due 02/15/2037	6,115	6,149
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	603
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	921
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,995
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	988
5.500% due 12/01/2033	1,000	804
California State ABC Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	923
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	23,302
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	11,300	10,640
California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	122
California State Covina-Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,223
California State Department of Water Resources Revenue Bonds, Series 2000
8.630% due 12/01/2029	2,495	2,497
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,198
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2034	5,930	1,155
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,251
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,000	1,825
California State Educational Facilities Authority Revenue Notes, Series 2008
7.144% due 10/01/2015	12,750	10,524
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	105,890	88,889
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,218
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,800	5,980
5.000% due 11/01/2032	63,130	55,477
5.000% due 06/01/2037	17,200	14,819
5.000% due 11/01/2037	115,560	99,505
5.000% due 12/01/2037	4,600	3,960
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	10,000	8,593
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,219
5.250% due 01/01/2026	3,875	3,508
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,183
California State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
11.214% due 07/01/2012	3,335	3,270
California State Las Virgenes Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,351
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	667
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	389
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	1,023
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	917
6.125% due 09/01/2033	2,155	1,735
California State Southern Mono Health Care District General Obligation Bonds, (MBIA Insured), Series 2002
0.000% due 08/01/2026	1,800	637
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,400	2,899
5.750% due 06/01/2029	3,000	2,148
6.000% due 06/01/2035	10,000	6,406
6.125% due 06/01/2038	2,000	1,268
6.125% due 06/01/2043	2,000	1,231
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	11,310	928
0.000% due 06/01/2028 (f)	15,000	7,960
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	7,304
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,741
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,716
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (q)	1,170	1,135
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	10,329
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,453

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	$4,085	$3,064
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,068
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	1,529
5.250% due 07/01/2042	1,250	778
5.500% due 07/01/2037	975	642
5.500% due 11/01/2038	2,750	1,649
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	12,541
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,085	1,130
Capistrano, California Unified School District Special Tax Bonds, Series 2002
6.000% due 09/01/2032	2,000	2,364
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	742
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,061
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	11,290
0.000% due 12/01/2028	26,000	7,805
Chicago, Illinois General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	6,184
0.000% due 01/01/2038	29,145	5,167
0.000% due 01/01/2039	32,670	5,438
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2033	21,500	21,739
9.140% due 01/01/2033	5,500	5,622
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	24,535	24,089
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	24,175	20,106
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,500	39,167
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,183
6.750% due 12/01/2032	3,456	2,353
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,550	2,395
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,720	44,103
6.899% due 12/01/2040	385,740	385,204
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,295
6.200% due 09/01/2033	6,000	5,302
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,169
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,980	1,280
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,770	3,098
Chula Vista, California Special Tax Bonds, Series 2002
6.050% due 09/01/2025	1,160	1,264
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.907% due 11/01/2013	4,245	3,044
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	3,945
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	400	230
0.000% due 08/01/2023	2,000	936
0.000% due 08/01/2025	3,535	1,376
0.000% due 08/01/2027	2,500	833
Colorado State Board of Governors Revenue Bonds, Series 2009
5.000% due 03/01/2039	2,000	1,978
Colorado State E-470 Public Highway Authority Revenue Bonds, (MBIA Insured), Series 2006
0.000% due 09/01/2035	20,000	2,109
0.000% due 09/01/2037	15,000	1,341
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	619
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
7.640% due 02/01/2034	6,825	5,609
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.839% due 11/15/2013	10,025	7,830
6.841% due 11/15/2013	5,645	4,286
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	359
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
7.542% due 02/15/2014	6,500	6,296
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2008
5.250% due 12/01/2038	10,000	10,143
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,326
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	6,000	2,517
0.000% due 08/15/2027	6,000	2,373
0.000% due 08/15/2028	5,000	1,864
0.000% due 08/15/2029	6,000	2,107
0.000% due 08/15/2030	2,000	662
0.000% due 08/15/2031	8,000	2,494
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	4,000	1,738
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2009
5.000% due 12/01/2029 (c)	2,500	2,481
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	1,300	1,089
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,843
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	4,000	4,042
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	11,000	11,113
Eagle County, Colorado School District No. 50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	2,500	2,557
East Bay, California Municipal Utility District Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 06/01/2032	5,500	5,411
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	775	449
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	889
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	399
0.000% due 10/01/2032	1,265	281
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	352
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	851
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	16,720	15,023
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,386
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034	1,000	926
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	13,465	13,312
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,262
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	100	101
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.103% due 12/01/2026	2,755	3,442

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Florida State Turnpike Authority Revenue Bonds, Series 2008
9.090% due 07/01/2035	$5,000	$4,898
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2025	7,100	3,480
0.000% due 01/01/2026	3,270	1,510
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	604
0.000% due 01/15/2034	5,000	551
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	478
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	3,899
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	871
Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036	6,820	7,760
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,000	15,809
5.000% due 06/01/2038	45,000	35,065
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	700	823
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	7,000	2,677
5.000% due 06/01/2033	25,300	14,904
5.125% due 06/01/2047	37,000	19,055
5.750% due 06/01/2047	61,000	34,838
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
7.147% due 10/01/2014	7,900	7,616
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,355	1,546
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,357
7.000% due 01/01/2028	2,740	2,024
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	914
Houston, Texas Revenue Bonds, (ACG Insured), Series 2009
5.375% due 11/15/2038 (c)	10,000	9,775
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
7.157% due 11/15/2015	5,000	4,484
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,989
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,351
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	970
Illinois State Ceres Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	757
0.000% due 08/01/2028	2,825	861
0.000% due 08/01/2029	2,940	835
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
8.630% due 07/01/2033	1,195	1,175
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	649
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	841
5.750% due 05/15/2031	2,000	1,289
6.000% due 11/15/2037	1,500	774
7.000% due 12/01/2037	3,800	2,224
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	721
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	46,553
5.750% due 07/01/2033	10,500	11,148
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 07/01/2017	8,800	9,751
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
15.744% due 06/01/2026	2,315	3,069
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2030	60,000	16,357
0.000% due 12/15/2032	55,000	12,880
0.000% due 12/15/2033	50,000	10,908
0.000% due 06/15/2038	2,460	400
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034
Illinois State Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,412
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,657
4.750% due 01/15/2028	2,000	1,930
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2007
8.640% due 02/01/2033	3,770	2,713
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	2,999
Indiana University Revenue Notes, Series 2008
7.581% due 12/15/2015	8,955	8,524
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	3,715	2,141
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	9,615
6.500% due 06/01/2023	55,225	39,722
Jurupa, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	628
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
7.097% due 08/15/2015	8,000	7,282
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	3,000	2,833
King County, Washington General Obligation Bonds, Series 2009
5.250% due 01/01/2039 (c)	9,315	9,300
King County, Washington General Obligation Notes, Series 2008
7.147% due 01/01/2016	22,800	20,261
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	17,842
Kings Canyon, California Joint Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	855
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,276
0.000% due 02/01/2020	5,000	3,075
0.000% due 02/01/2022	5,690	3,066
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	1,925
5.000% due 02/01/2032	2,305	2,078
5.000% due 02/01/2033	8,300	7,439
5.000% due 02/01/2034	415	370
5.000% due 02/01/2035	9,150	8,139
5.000% due 02/01/2036	9,605	8,518
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	293
Long Beach, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,458
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,300	3,163
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	196
5.000% due 08/01/2032	30,300	28,624
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	399
6.000% due 09/01/2031	325	244
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	14,100	13,483
5.000% due 07/01/2038	6,150	5,824

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036	$800	$739
16.128% due 07/01/2035	12,500	11,142
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2008
5.250% due 07/01/2038	13,000	12,980
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
6.841% due 07/01/2013	8,850	7,492
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,195	6,212
4.500% due 07/01/2023	7,180	7,010
4.500% due 07/01/2024	6,590	6,317
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
8.190% due 07/01/2023	10,200	9,709
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	5,400	4,954
4.500% due 01/01/2028	8,740	7,694
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
8.190% due 07/01/2025	17,100	14,273
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	12,114
Manhattan Beach, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	398
Manteca, California Unified School District Special Tax Bonds, (MBIA Insured), Series 2001
0.000% due 09/01/2025	2,365	889
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,935	2,241
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	3,700	4,353
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	219,900	233,373
Massachusetts State School Building Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/15/2037	1,000	979
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2007
5.000% due 08/01/2037	11,000	10,999
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.180% due 08/01/2032	250	248
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	10,000	9,886
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2016	1,365	1,048
0.000% due 08/15/2018	1,000	675
0.000% due 08/15/2019	1,000	633
0.000% due 08/15/2020	1,000	595
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,408
0.000% due 07/15/2021	1,000	548
0.000% due 01/15/2022	1,000	526
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	86
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	563
5.000% due 09/01/2036	1,500	894
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,460	1,008
Michigan State Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	729
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	833
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,056
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 01/15/2037	12,360	12,438
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	8,000	8,296
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	34,321
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,339
Montclair, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2001
5.300% due 10/01/2030	5,820	5,913
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	639
Montebello, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	636
0.000% due 08/01/2025	2,830	1,099
0.000% due 08/01/2027	2,775	924
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	2,993
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,294
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039 (c)	10,000	9,831
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	981
Nevada State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, Series 2008
11.954% due 06/01/2028	7,830	6,613
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	10,000	9,832
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,936
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,960	2,624
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
6.000% due 07/01/2025	1,500	1,348
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,096
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	9,113
5.000% due 06/01/2041	29,855	15,511
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026	5,000	5,148
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
7.640% due 06/15/2033	3,750	2,905
12.687% due 06/15/2039	8,160	7,395
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	20,185	18,644
5.000% due 06/15/2037	8,020	7,783
5.000% due 06/15/2038	500	484
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	10,164
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,700	2,609
5.250% due 06/15/2040	5,500	5,534
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
7.165% due 06/15/2015	10,200	8,593
7.547% due 12/15/2013	5,000	4,681
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2039	11,000	10,353
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	5,571
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	11,134

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (MBIA-FHA Insured), Series 2001
5.400% due 02/01/2031	$95	$92
5.500% due 02/01/2041	1,435	1,381
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2003
5.000% due 07/01/2027	2,000	1,607
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	7,500	7,490
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
5.000% due 09/15/2032	9,500	9,474
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034 (c)	10,000	9,679
5.125% due 06/15/2038 (c)	30,000	29,397
New York State Housing Finance Agency Revenue Bonds, Series 2007
5.000% due 03/15/2032	4,700	4,618
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.433% due 09/15/2029	13,810	15,363
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
7.784% due 07/15/2012	6,820	7,439
11.447% due 06/15/2011	6,645	6,510
New York State Liberty Development Corp. Revenue Bonds, Series 2006
8.430% due 10/01/2035	446	311
8.470% due 10/01/2035	12,815	8,932
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 07/01/2025	6,040	5,954
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	183
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,800	1,815
5.750% due 11/01/2030	3,500	3,424
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/15/2032	4,000	3,934
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2007
5.000% due 11/15/2032	4,755	4,639
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	15,000	14,417
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2029	14,620	14,601
5.250% due 11/15/2034	13,000	13,067
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	14,609
New York State Urban Development Corp. Revenue Bonds, Series 2005
19.887% due 03/15/2035	3,250	3,075
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	3,000	3,009
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,238
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	590
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,056
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	796
6.125% due 10/01/2039	620	457
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	200	195
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
7.157% due 09/01/2014	8,750	8,348
Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,106
Oakland, California General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 01/15/2027	8,670	8,529
5.000% due 01/15/2032	11,135	10,246
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	6,346
5.875% due 06/01/2030	13,800	8,645
5.875% due 06/01/2047	378,300	207,834
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	994
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029 (c)	1,550	1,546
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	321
0.000% due 12/01/2031	1,230	301
0.000% due 12/01/2032	1,225	278
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	20,175	18,479
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	821
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 05/01/2037	1,000	724
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
7.231% due 07/15/2013	9,560	8,490
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	766
5.625% due 10/01/2031	1,800	1,556
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2007
5.000% due 07/01/2018	5,000	5,647
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	791
5.500% due 07/01/2037	5,000	3,220
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,325
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,718
6.050% due 09/01/2025	2,285	2,000
6.125% due 09/01/2033	7,600	6,459
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	4,400	3,233
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	3,735
0.000% due 08/01/2054	77,000	3,331
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	742
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,604
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,077
5.625% due 04/01/2033	1,580	1,295
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	4,894
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	496
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	64
Rocklin, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,205
0.000% due 08/01/2024	5,000	2,135
0.000% due 08/01/2025	4,000	1,573
0.000% due 08/01/2026	4,000	1,463
0.000% due 08/01/2027	4,500	1,528
Roseville, California Special Tax Bonds, Series 2000
6.375% due 09/01/2027	575	630
Round Lake, Illinois Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003
6.700% due 03/01/2033	4,245	4,948
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,650	4,565
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	1,920	1,851
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,300

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	$655	$534
6.150% due 09/01/2026	1,240	975
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	219
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,905
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	196
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (q)	2,090	1,727
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,405	34,836
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	846
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,834
0.000% due 08/01/2025	10,895	4,387
0.000% due 08/01/2026	12,215	4,582
San Mateo County, California Community College District General Obligation Bonds, Series 2006
5.000% due 09/01/2038	11,000	10,654
San Mateo, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,363
Santa Ana, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	915
0.000% due 08/01/2028	3,520	1,102
0.000% due 08/01/2030	2,500	669
0.000% due 08/01/2031	3,780	934
0.000% due 08/01/2032	3,770	865
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	920
0.000% due 08/01/2022	1,490	637
Santa Clara, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2025	2,155	2,172
5.000% due 07/01/2027	3,040	3,041
Santa Clarita, California Community College District General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 08/01/2037	6,665	5,756
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	8,230	8,139
Santa Margarita, California Water District Special Tax Bonds, Series 2003
6.000% due 09/01/2030	2,000	2,336
Santa Monica, California Community College District General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 08/01/2026	2,000	732
0.000% due 08/01/2027	3,550	1,210
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,292
Seattle, Washington Port Authority Revenue Bonds, (MBIA Insured), Series 2005
8.630% due 07/01/2033	1,250	1,161
Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	6,360	6,445
Shasta, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	440
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (Radian Insured), Series 2001
5.375% due 02/01/2030	3,000	2,373
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	449
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	20,000	20,437
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	15,600	17,988
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,745	1,982
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	34,049
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	14,905	14,543
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	18,724
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	418
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	473
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,452
5.125% due 12/20/2030	1,500	1,457
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,232
0.000% due 08/01/2024	2,705	1,172
0.000% due 05/01/2027	2,000	695
Stanislaus County, California Modesto High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	780
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	4,349
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	2,507
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,604
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	2,640	2,640
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	5,000	4,798
Texas State General Obligation Notes, Series 2008
7.094% due 10/01/2013	7,400	6,720
7.147% due 10/01/2015	77,705	71,433
10.731% due 04/01/2015	19,970	19,612
10.735% due 04/01/2015	8,330	8,330
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
12.941% due 02/15/2032	4,690	5,587
15.227% due 02/15/2028	5,565	6,934
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
11.015% due 02/15/2012	3,985	4,146
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	457
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.630% due 02/15/2035	4,023	4,060
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,681
0.000% due 08/15/2025	19,990	6,898
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	740
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	973
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	2,900
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	807
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	381
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	4,000	3,566

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
University of California Revenue Bonds, (FSA Insured), Series 2005
8.130% due 05/15/2035	$3,450	$2,776
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	100	95
5.000% due 05/15/2041	1,000	926
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	5,000	4,845
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,562
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	293
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	916
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	200
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,548
0.000% due 06/15/2029	10,000	2,883
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	15,000	14,979
Victor, California Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	470
0.000% due 08/01/2026	2,410	852
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	1,937
5.750% due 09/01/2042	2,000	1,273
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,162
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)	11,000	4,381
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	378
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	198
Washington State Energy Northwest Revenue Bonds, (MBIA Insured), Series 2002
5.750% due 07/01/2015	6,600	7,219
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2015	5,000	5,541
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2016	700	543
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	1,800	1,781
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	5,459
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,129
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	4,825
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,628
West Contra Costa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2026	2,740	2,681
5.000% due 08/01/2028	2,690	2,580
5.000% due 08/01/2031	1,890	1,734
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	900	858
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	166,535	89,912
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,650	4,842
Wisconsin State Clean Water Revenue Bonds, Series 2009
5.750% due 05/01/2033 (c)	38,000	38,113
6.000% due 05/01/2036 (c)	62,000	62,933
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,366
Yuba City, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	819

Total Municipal Bonds & Notes (Cost $4,079,393)		3,889,535

U.S. GOVERNMENT AGENCIES 91.7%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	32	29
0.000% due 10/09/2019	57,400	30,014
0.642% due 03/25/2034	168	150
0.652% due 03/25/2036	17,361	14,816
0.672% due 08/25/2034	154	145
0.722% due 10/27/2037	101,100	91,053
0.762% due 06/25/2032	46	38
0.772% due 06/25/2044	11	11
0.842% due 06/25/2037	81	79
0.872% due 07/25/2021 - 03/25/2044	7,309	6,728
0.922% due 06/25/2029 - 11/25/2036	27,644	26,803
0.956% due 04/18/2028	166	162
0.972% due 10/25/2030 - 02/25/2033	756	738
1.000% due 09/25/2023	2	2
1.006% due 10/18/2030	1,296	1,264
1.012% due 08/25/2021 - 03/25/2022	37	36
1.022% due 03/25/2017 - 07/25/2034	2,175	2,131
1.106% due 12/18/2031	526	516
1.122% due 05/25/2030	626	619
1.162% due 11/25/2013 - 08/25/2022	131	129
1.172% due 05/25/2030	626	621
1.212% due 10/25/2023 - 03/25/2024	3,167	3,116
1.362% due 01/25/2022	49	48
1.392% due 01/25/2022	111	109
1.412% due 12/25/2021	55	54
1.422% due 04/25/2032	56	56
1.462% due 04/25/2021	9	9
1.542% due 04/01/2027	40	40
1.562% due 04/25/2023	328	325
3.022% due 07/01/2042 - 10/01/2044	68,665	67,519
3.023% due 12/01/2044	8,087	8,079
3.072% due 09/01/2041	58	57
3.222% due 10/01/2030 - 10/01/2040	4,857	4,815
3.585% due 02/01/2034	88	89
3.625% due 02/01/2020	4	4
3.770% due 11/01/2035	7,957	8,140
3.840% due 09/01/2035	208	207
3.868% due 03/01/2034	9,035	9,181
3.990% due 02/01/2026	74	74
4.000% due 11/01/2010 - 09/01/2020	5,825	5,961
4.007% due 10/01/2020	18	18
4.016% due 07/01/2017	867	864
4.020% due 02/01/2024 - 08/01/2033	100	100
4.083% due 01/01/2021	18	18
4.087% due 08/01/2027	1,277	1,296
4.161% due 06/01/2035	3,252	3,313
4.162% due 01/01/2020	609	609
4.165% due 03/01/2035	2,266	2,310
4.217% due 10/01/2024	27	27
4.272% due 06/01/2021	493	492
4.275% due 09/01/2017	681	677
4.287% due 09/01/2033	331	333
4.298% due 04/01/2027	40	41
4.303% due 09/01/2034	1,562	1,588
4.315% due 11/01/2023 - 12/01/2023	348	348
4.325% due 10/01/2020 - 01/01/2024	58	58
4.338% due 05/01/2035	453	462
4.344% due 11/01/2025	196	198
4.347% due 11/01/2034	372	378
4.358% due 11/01/2034	3,818	3,886
4.372% due 01/01/2024	108	109
4.375% due 04/01/2017 - 04/01/2034	215	216
4.382% due 09/01/2024	184	184
4.400% due 12/01/2023	19	19
4.418% due 10/01/2034	2,666	2,674
4.419% due 11/01/2035	5,615	5,720
4.449% due 12/01/2020	527	525
4.450% due 12/01/2023	79	78
4.459% due 03/01/2019	810	813
4.464% due 03/01/2035	120	122
4.476% due 05/01/2035	44,008	45,016
4.477% due 05/01/2035	5,700	5,766
4.496% due 11/01/2024	2,020	2,021

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
4.500% due 10/01/2010 - 12/01/2035	$170,003	$175,261
4.501% due 03/01/2025	793	790
4.510% due 07/01/2034	5,434	5,524
4.529% due 02/01/2022	191	191
4.543% due 06/01/2035	13,047	13,146
4.544% due 02/01/2028	36	36
4.553% due 09/01/2022	126	124
4.565% due 09/01/2021	13	13
4.585% due 11/01/2023	16	16
4.593% due 07/01/2033	34	35
4.594% due 12/01/2018	72	72
4.601% due 05/01/2023	152	151
4.618% due 08/01/2035	2,455	2,518
4.620% due 05/01/2009	34	34
4.626% due 10/01/2034	3,495	3,570
4.643% due 08/01/2027	1,571	1,589
4.646% due 05/01/2035	31,285	31,917
4.647% due 01/01/2035	440	449
4.648% due 06/01/2015	202	207
4.654% due 05/25/2035	42,987	44,204
4.658% due 02/01/2035	4,488	4,574
4.669% due 10/01/2024	104	106
4.673% due 11/01/2035	28,512	28,808
4.674% due 12/01/2034	434	442
4.680% due 12/01/2012	362	390
4.683% due 01/01/2018 - 09/01/2035	3,101	3,144
4.693% due 06/01/2035	20,787	20,684
4.695% due 08/01/2025	1,121	1,143
4.698% due 02/01/2035	5,105	5,191
4.719% due 02/01/2028	611	611
4.720% due 07/01/2035	4,832	4,937
4.722% due 06/01/2035	4,017	4,061
4.733% due 04/01/2018	165	169
4.734% due 09/01/2019	662	662
4.750% due 12/15/2010 - 08/01/2024	368	385
4.755% due 08/01/2035	5,475	5,625
4.759% due 03/01/2035	139	140
4.760% due 08/01/2035	804	826
4.769% due 11/01/2034	4,148	4,232
4.773% due 12/01/2027	257	258
4.778% due 02/01/2027	279	284
4.781% due 11/01/2012	15	16
4.784% due 12/01/2017	749	761
4.796% due 11/01/2035	17,460	17,922
4.797% due 09/01/2035	18,099	18,500
4.801% due 04/01/2034	456	462
4.830% due 06/01/2035	292	299
4.834% due 10/01/2034	7,004	7,181
4.837% due 09/01/2034	26,651	27,290
4.850% due 12/01/2026	13	13
4.854% due 01/01/2035	16,343	16,682
4.855% due 12/01/2033	670	685
4.863% due 02/01/2035	8,224	8,423
4.870% due 05/01/2013	128	134
4.872% due 12/01/2025	306	308
4.873% due 04/01/2013	55	58
4.890% due 08/01/2035	9,514	9,738
4.891% due 01/01/2035	18,875	19,298
4.899% due 12/01/2034	2,231	2,289
4.902% due 03/01/2035 - 04/01/2038	581	596
4.904% due 04/01/2035	3,721	3,827
4.906% due 07/01/2035	4,756	4,858
4.909% due 07/01/2035	3,613	3,699
4.920% due 11/01/2023 - 09/01/2035	12,020	12,331
4.933% due 04/01/2027	56	57
4.934% due 12/01/2034	419	430
4.951% due 01/01/2035	21,311	21,899
4.954% due 02/01/2035	6,086	6,230
4.958% due 11/01/2031	185	186
4.960% due 08/01/2026	116	115
4.962% due 05/01/2025	230	235
4.963% due 11/01/2025	141	142
4.964% due 04/01/2027	3	3
4.966% due 12/01/2025	203	206
4.968% due 06/01/2035	1,391	1,430
4.980% due 01/01/2026	145	147
4.984% due 07/01/2024	374	380
5.000% due 12/01/2012 - 05/01/2039	19,119,587	19,765,746
5.000% due 03/01/2036 (l)	1,670,775	1,727,555
5.015% due 09/01/2029	12	12
5.025% due 11/01/2035	938	966
5.026% due 02/01/2021	131	134
5.031% due 03/01/2024	37	38
5.033% due 11/01/2034	2,272	2,333
5.055% due 05/01/2024	81	81
5.060% due 06/01/2035	4,055	4,126
5.062% due 12/01/2022	36	36
5.066% due 11/01/2025	585	593
5.082% due 09/01/2035	2,787	2,869
5.085% due 03/01/2026	54	54
5.089% due 05/01/2030	13	13
5.095% due 07/01/2026	11	12
5.105% due 05/01/2021	17	17
5.107% due 09/01/2023	144	146
5.110% due 12/01/2030	14	14
5.111% due 07/01/2035	3,929	4,040
5.115% due 09/01/2024	139	139
5.121% due 12/01/2036	501	508
5.124% due 02/01/2028 - 03/01/2034	10,903	11,200
5.125% due 10/01/2024	4	4
5.137% due 10/01/2035	3,963	4,081
5.144% due 06/01/2025	413	422
5.145% due 11/01/2025 - 09/01/2035	3,771	3,884
5.149% due 05/01/2022	12	12
5.150% due 06/01/2025	75	76
5.154% due 08/01/2035	3,311	3,414
5.157% due 02/01/2016	197	210
5.159% due 11/01/2010	30	30
5.170% due 10/01/2035	3,368	3,438
5.178% due 10/01/2023	24	24
5.179% due 09/01/2035	4,401	4,536
5.180% due 07/01/2035	3,491	3,603
5.186% due 08/01/2035	3,243	3,335
5.187% due 11/01/2035	2,608	2,688
5.193% due 10/01/2035	4,563	4,704
5.206% due 07/01/2035 - 08/01/2035	5,908	6,093
5.224% due 11/01/2035	3,934	4,060
5.225% due 09/01/2035	6,303	6,486
5.242% due 07/01/2035	3,584	3,701
5.243% due 05/01/2026	46	46
5.250% due 11/01/2026	38	37
5.254% due 06/01/2024	30	30
5.261% due 06/01/2029	76	76
5.264% due 12/01/2035	3,844	3,974
5.277% due 12/01/2023	58	58
5.278% due 10/01/2035	4,583	4,669
5.286% due 10/01/2035	4,654	4,805
5.289% due 09/01/2035	72	74
5.290% due 11/25/2033	1,400	1,433
5.294% due 09/01/2034	1,316	1,315
5.300% due 08/01/2031	129	129
5.310% due 11/01/2025 - 08/25/2033	4,475	4,578
5.345% due 10/01/2027	103	102
5.347% due 11/01/2035	4,906	5,077
5.350% due 11/01/2035	5,107	5,282
5.370% due 08/25/2043	2,956	2,917
5.375% due 07/15/2016 - 03/01/2023	427	479
5.395% due 01/01/2036	3,558	3,614
5.407% due 05/01/2036	1,869	1,927
5.410% due 07/01/2019	84	85
5.415% due 01/01/2037	835	863
5.430% due 01/01/2036	108	112
5.445% due 12/01/2017	5	5
5.473% due 08/01/2027	34	34
5.497% due 09/01/2021	8	8
5.500% due 04/01/2009 - 05/01/2039	30,514,107	31,706,475
5.500% due 05/01/2033 - 09/01/2038 (m)	3,900,064	4,054,592
5.500% due 05/01/2034 - 06/01/2038 (l)	14,287,486	14,868,092
5.500% due 02/01/2035 (k)	252,613	263,330
5.500% due 06/01/2038 (l)(m)	7,933,843	8,245,618
5.524% due 07/01/2021	32	32
5.533% due 10/01/2026	11	11
5.536% due 03/01/2036	2,973	3,089
5.554% due 10/01/2019	242	243
5.565% due 01/01/2036	2,384	2,443
5.574% due 02/01/2036	5,203	5,398
5.575% due 07/01/2024 - 01/01/2037	882	911
5.599% due 10/01/2027	224	231
5.600% due 12/01/2035	3,274	3,402
5.603% due 04/01/2024	276	281
5.610% due 03/01/2036	2,559	2,658
5.637% due 02/01/2036	437	454
5.677% due 11/01/2019	162	162
5.684% due 09/01/2014	18	19
5.688% due 09/01/2036	19	20
5.690% due 02/01/2033	3	3
5.700% due 02/28/2025	150	150
5.722% due 04/01/2026 - 03/01/2036	4,296	4,469
5.737% due 08/01/2023	83	85
5.750% due 01/01/2020 - 12/20/2027	1,197	1,237
5.761% due 03/01/2036	4,569	4,750
5.763% due 09/01/2037	42	43
5.780% due 09/01/2012	476	509
5.790% due 10/01/2017	394	434
5.800% due 02/09/2026	50,000	52,032

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.820% due 06/01/2023	$20	$20
5.822% due 06/01/2023	93	93
5.834% due 04/01/2036	18	18
5.908% due 06/01/2036	1,901	1,973
5.914% due 02/01/2012	425	453
5.930% due 06/01/2022	35	36
5.970% due 07/01/2019	13	13
5.981% due 11/01/2011	124	131
6.000% due 07/01/2011 - 10/25/2044	31,440,712	32,856,464
6.000% due 10/01/2038 (l)	2,175,187	2,274,754
6.040% due 08/01/2022	1,122	1,167
6.043% due 09/01/2036	81	84
6.066% due 02/01/2021	82	85
6.080% due 07/01/2032	145	151
6.114% due 02/01/2012	504	539
6.147% due 05/01/2023	319	323
6.189% due 03/01/2023	420	434
6.200% due 05/01/2011	78	82
6.250% due 02/01/2011 - 02/25/2029	136,658	139,462
6.280% due 06/15/2027	166,000	178,016
6.290% due 02/25/2029	500	553
6.296% due 08/01/2027	133	134
6.300% due 10/17/2038	9,267	9,255
6.320% due 10/01/2013	1,818	1,954
6.390% due 05/25/2036	13,422	14,146
6.480% due 01/01/2011	292	306
6.500% due 07/01/2011 - 06/25/2044	374,810	396,208
6.500% due 10/25/2022 (b)	2	0
6.539% due 03/01/2023	828	861
6.626% due 05/01/2014	64	66
6.730% due 06/01/2022	14	15
6.745% due 02/01/2018	43	45
6.750% due 10/25/2023	298	321
6.825% due 02/01/2020	51	53
6.838% due 11/01/2021	63	67
6.900% due 05/25/2023	52	56
6.960% due 07/01/2019	177	179
7.000% due 06/01/2009 - 01/25/2048	26,793	28,515
7.025% due 11/01/2022	19	20
7.039% due 12/01/2010	608	630
7.110% due 10/01/2009	452	453
7.200% due 05/01/2021	19	20
7.250% due 01/01/2023	751	828
7.360% due 04/01/2011	313	334
7.375% due 05/25/2022	1,053	1,122
7.446% due 06/01/2030	190	196
7.500% due 11/01/2010 - 07/25/2041	5,304	5,922
7.750% due 06/01/2009 - 01/25/2022	1,610	1,764
7.780% due 01/01/2018	2,021	2,368
7.800% due 10/25/2022	219	233
7.920% due 03/01/2018	2,505	2,960
7.980% due 05/01/2030	6,085	6,687
8.000% due 12/01/2010 - 06/01/2032	4,186	4,521
8.000% due 08/18/2027 (b)	10	2
8.060% due 04/01/2030	1,694	1,857
8.080% due 04/01/2030	931	1,021
8.250% due 02/01/2017	4	4
8.490% due 06/01/2025	856	955
8.500% due 01/01/2012 - 10/01/2032	3,309	3,628
8.750% due 01/25/2021	214	238
9.000% due 09/01/2014 - 12/01/2027	1,485	1,643
9.250% due 04/25/2018	21	23
9.300% due 05/25/2018 - 08/25/2019	64	71
9.382% due 09/25/2028	379	401
9.500% due 11/01/2009 - 03/01/2026	1,012	1,133
10.000% due 11/01/2013 - 05/01/2022	123	137
10.500% due 11/01/2013 - 04/01/2022	31	34
11.000% due 11/01/2013 - 11/01/2020	124	141
11.500% due 08/20/2016 - 11/01/2019	5	5
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	2	3
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	8	10
15.000% due 10/15/2012	24	28
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	8	9
16.000% due 09/01/2012	13	14
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.997% due 01/25/2012	252	252
Federal Home Loan Bank
2.250% due 10/02/2009	650	654
5.625% due 06/13/2016	175	171
7.400% due 02/01/2021	751	756
Federal Housing Administration
6.780% due 07/25/2040	7,202	7,179
6.880% due 02/01/2041	10,950	10,970
6.896% due 07/01/2020	8,987	8,965
6.960% due 05/01/2016	268	269
6.997% due 09/01/2019	69	69
7.110% due 05/01/2019	1,315	1,321
7.315% due 08/01/2019	4,521	4,544
7.350% due 04/01/2019 - 11/01/2020	581	585
7.375% due 02/01/2018	146	147
7.380% due 04/01/2041	2,377	2,405
7.400% due 01/25/2020 - 11/01/2020	1,526	1,536
7.430% due 10/01/2018 - 06/01/2024	12,855	12,959
7.450% due 05/01/2021	2,266	2,284
7.460% due 01/01/2023	155	157
7.465% due 11/01/2019	1,786	1,803
7.500% due 03/01/2032	3,094	3,117
7.580% due 12/01/2040	7,112	7,178
7.630% due 08/01/2041	17,083	17,427
7.780% due 11/01/2040	7,117	7,228
8.250% due 01/01/2041	4,558	4,635
8.375% due 02/01/2012	65	66
Freddie Mac
0.562% due 12/25/2036	16,056	16,006
0.706% due 07/15/2019 - 10/15/2020	467,065	452,674
0.782% due 08/25/2031	436	350
0.786% due 02/15/2019	181,461	175,680
0.796% due 05/15/2036	80	78
0.806% due 07/15/2034	677	654
0.906% due 12/15/2029 - 06/15/2031	8,446	8,321
0.956% due 06/15/2018 - 01/15/2033	791	777
1.006% due 11/15/2030 - 12/15/2031	35	34
1.056% due 06/15/2030 - 12/15/2032	615	603
1.522% due 05/25/2043	12,742	12,520
1.562% due 02/15/2021	16	16
3.022% due 10/25/2044	12,258	11,947
3.023% due 02/25/2045	39,948	34,335
3.050% due 10/25/2023	883	886
3.222% due 07/25/2044	2,352	2,305
3.500% due 09/01/2018 - 07/15/2032	1,449	1,443
3.835% due 04/01/2025	83	84
3.875% due 01/01/2019	1	1
3.986% due 02/01/2023	79	80
4.000% due 04/01/2011 - 12/15/2024	7,910	7,916
4.041% due 01/01/2034	6,850	6,979
4.250% due 09/15/2024	9	9
4.433% due 11/01/2026	334	336
4.475% due 09/01/2028	3	3
4.480% due 02/01/2021	6	6
4.483% due 08/15/2032	4,503	4,478
4.500% due 12/01/2010 - 07/01/2038	9,354	9,552
4.501% due 12/01/2022	17	17
4.612% due 01/01/2035	1,622	1,656
4.625% due 04/01/2017	5	5
4.648% due 07/01/2025	646	649
4.671% due 11/01/2020	84	85
4.695% due 08/01/2035	1,083	1,106
4.697% due 06/01/2035	5,906	5,964
4.720% due 01/01/2024	47	48
4.730% due 04/01/2029	139	140
4.732% due 05/01/2021	1,281	1,287
4.735% due 01/01/2022 - 03/01/2035	1,137	1,166
4.759% due 04/01/2024	700	711
4.780% due 02/01/2019	36	36
4.799% due 06/01/2030	383	390
4.804% due 07/01/2023	224	226
4.810% due 09/01/2023 - 11/01/2034	348	353
4.814% due 03/01/2035	4,157	4,227
4.824% due 10/01/2035	31,416	32,188
4.838% due 08/01/2023	1,098	1,114
4.840% due 11/01/2035	32,664	33,305
4.841% due 06/01/2024	461	469
4.865% due 07/01/2035	14,547	14,892
4.866% due 10/01/2035	59,504	60,979
4.874% due 07/01/2024	65	66
4.875% due 06/13/2018	29,000	32,244

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
4.881% due 06/01/2022	$21	$21
4.884% due 10/01/2035	3,927	3,912
4.892% due 10/01/2035	23,560	24,159
4.897% due 12/01/2026	747	745
4.901% due 12/01/2018	262	264
4.902% due 03/01/2022	1,148	1,175
4.905% due 10/01/2035	30,899	31,655
4.914% due 02/01/2019	212	213
4.925% due 11/01/2023	225	226
4.926% due 06/01/2021	446	449
4.929% due 07/01/2035	53	55
4.937% due 11/01/2035	24,082	24,712
4.943% due 10/01/2026	322	323
4.950% due 07/01/2020 - 09/01/2023	651	652
4.961% due 11/01/2028	646	657
4.974% due 05/01/2023	19	19
4.981% due 07/01/2032	3	3
4.990% due 11/01/2023	2	2
4.996% due 06/01/2020	84	85
4.998% due 10/01/2024	156	156
5.000% due 08/15/2012 - 04/01/2039	393,319	398,741
5.006% due 02/01/2025	21	21
5.012% due 01/01/2021	43	42
5.045% due 05/01/2018	244	248
5.057% due 04/01/2023	14	14
5.071% due 07/01/2023	64	65
5.089% due 06/01/2022	137	140
5.090% due 01/01/2028	25	25
5.103% due 10/01/2035	4,413	4,537
5.105% due 09/01/2035	13,196	13,587
5.110% due 07/01/2022	103	104
5.113% due 10/01/2023	186	187
5.128% due 08/01/2023	1	1
5.129% due 10/01/2023	191	192
5.134% due 05/01/2035	33,592	34,612
5.138% due 08/01/2023	539	545
5.142% due 08/01/2023	97	98
5.147% due 06/01/2022	396	403
5.148% due 08/01/2035	71	74
5.156% due 10/01/2023	277	282
5.178% due 05/01/2018	235	240
5.200% due 10/25/2023 - 06/01/2024	427	401
5.209% due 08/01/2023	96	97
5.210% due 07/01/2032	100	102
5.216% due 03/01/2024	228	229
5.240% due 09/01/2023	125	126
5.242% due 04/01/2029	45	46
5.262% due 03/01/2021	786	799
5.265% due 05/01/2020	64	66
5.275% due 07/01/2030	1,037	1,058
5.280% due 05/01/2037	442	456
5.282% due 09/01/2023	359	366
5.284% due 05/01/2023	67	68
5.285% due 10/01/2023	118	119
5.326% due 07/01/2027	10	11
5.335% due 09/01/2035	94	97
5.340% due 02/01/2026	403	412
5.420% due 11/01/2035	3,299	3,415
5.430% due 12/01/2035	3,004	3,110
5.439% due 08/01/2023	44	45
5.464% due 05/01/2023	58	59
5.470% due 02/01/2038	179	185
5.472% due 07/01/2019	213	216
5.489% due 01/01/2037	874	904
5.500% due 07/18/2016 - 04/01/2039	5,484,248	5,698,609
5.500% due 02/01/2038 - 06/01/2038 (l)	3,694,576	3,838,291
5.527% due 07/01/2019	8	8
5.544% due 05/01/2023	171	173
5.581% due 07/01/2036	51	53
5.606% due 10/01/2023	54	55
5.709% due 03/01/2036	2,576	2,680
5.711% due 04/01/2036	38	39
5.833% due 09/01/2023	28	28
5.840% due 04/01/2036	3,118	3,206
5.848% due 12/01/2037	1,535	1,599
5.851% due 04/01/2036	3,387	3,519
5.875% due 03/21/2011 - 09/01/2018	15,055	15,816
5.940% due 10/01/2022	45	46
5.950% due 06/15/2028	43,438	45,247
5.980% due 05/01/2022	34	35
6.000% due 01/01/2011 - 04/01/2039	1,798,071	1,882,404
6.250% due 03/15/2028 - 01/15/2036	1,446	1,529
6.500% due 07/01/2009 - 10/25/2043	348,664	368,872
6.500% due 09/15/2023 (b)	5	0
6.538% due 05/01/2020	15	16
6.625% due 09/15/2009	275	282
6.816% due 10/01/2020	8	8
6.919% due 10/01/2020	237	247
6.950% due 07/15/2021 - 08/15/2021	110	113
7.000% due 10/01/2010 - 10/25/2043	38,053	40,030
7.000% due 09/15/2023 (b)	27	4
7.030% due 01/01/2019	54	56
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	53	55
7.500% due 09/01/2010 - 11/01/2037	17,034	18,045
7.645% due 05/01/2025	5,627	5,917
8.000% due 04/01/2010 - 09/15/2024	3,976	4,017
8.250% due 06/01/2016 - 06/15/2022	529	603
8.500% due 09/01/2009 - 06/01/2030	2,291	2,374
8.750% due 12/01/2010 - 12/15/2020	108	117
8.900% due 11/15/2020	767	823
9.000% due 07/01/2010 - 07/01/2030	598	617
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	2	3
9.500% due 09/01/2016 - 12/01/2022	606	664
10.000% due 11/01/2011 - 03/01/2021	47	52
10.100% due 09/01/2016	87	98
10.500% due 10/01/2017 - 01/01/2021	19	22
11.000% due 06/01/2011 - 05/01/2020	34	38
11.250% due 10/01/2009 - 09/01/2015	1	1
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	45	52
14.000% due 04/01/2016	2	2
15.500% due 08/01/2011	1	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	4
Ginnie Mae
0.945% due 06/20/2030	3	3
0.956% due 06/16/2031 - 03/16/2032	499	486
1.006% due 11/16/2029 - 10/16/2030	600	586
1.045% due 09/20/2030	188	184
1.056% due 02/16/2030 - 04/16/2032	3,404	3,364
1.106% due 12/16/2025	105	103
1.156% due 02/16/2030	2,325	2,302
1.206% due 02/16/2030	1,040	1,023
1.495% due 03/20/2031	176	174
4.000% due 11/20/2032	376	377
4.125% due 12/20/2015 - 10/20/2033	27,259	27,415
4.500% due 11/16/2028 - 08/15/2033	5,752	5,990
4.500% due 07/15/2033 (m)	1,252	1,284
4.625% due 07/20/2017 - 09/20/2033	34,177	34,405
4.750% due 02/20/2032	1,333	1,352
5.000% due 02/20/2016 - 05/01/2039	3,944	4,057
5.250% due 01/20/2028 - 03/20/2030	6,829	6,974
5.375% due 02/20/2017 - 05/20/2030	55,870	56,981
5.500% due 02/20/2018 - 04/01/2039	6,068	6,327
6.000% due 05/15/2009 - 04/01/2039	1,217,567	1,273,900
6.000% due 10/15/2034 - 04/15/2037 (m)	1,645	1,723
6.250% due 03/16/2029	661	704
6.500% due 06/15/2009 - 07/15/2040	77,050	81,598
6.670% due 08/15/2040	909	930
6.750% due 06/20/2028 - 10/16/2040	44,576	48,079
7.000% due 04/15/2009 - 11/15/2032	6,544	6,974
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,212	7,755
7.700% due 03/15/2041	6,490	6,836
7.750% due 12/20/2020 - 12/15/2040	1,570	1,663
8.000% due 10/15/2009 - 10/20/2031	1,081	1,171
8.250% due 04/15/2020	91	98
8.300% due 06/15/2019	19	20

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
8.500% due 09/15/2009 - 04/15/2031	$1,007	$1,100
9.000% due 10/15/2009 - 01/15/2031	1,029	1,121
9.250% due 12/20/2016	1	1
9.500% due 06/15/2009 - 07/15/2025	415	454
10.000% due 02/15/2013 - 02/15/2025	398	442
10.250% due 02/20/2019	9	10
10.500% due 12/15/2015 - 09/15/2021	92	104
11.000% due 04/15/2010 - 04/20/2019	10	11
11.500% due 04/15/2013 - 10/15/2015	9	11
12.000% due 11/15/2012 - 05/15/2016	65	73
13.000% due 12/15/2012	1	1
13.500% due 10/15/2012 - 09/15/2014	13	16
15.000% due 08/15/2011 - 11/15/2012	24	28
16.000% due 11/15/2011 - 05/15/2012	17	19
17.000% due 11/15/2011 - 12/15/2011	10	11
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	136	134
1.000% due 03/25/2025 - 07/25/2025	113	112
1.100% due 01/25/2019 - 11/25/2024	156	154
3.870% due 01/01/2014	1,079	1,097
4.330% due 07/01/2014	182	187
4.340% due 03/01/2024	219	228
4.504% due 02/01/2014	71	71
4.524% due 02/10/2013	10,519	10,741
4.684% due 09/10/2014	5,034	5,140
4.750% due 07/01/2025	1,002	1,061
4.754% due 08/10/2014	46	47
4.770% due 04/01/2024	1,006	1,063
4.870% due 12/01/2024	1,965	2,085
4.890% due 12/01/2023	1,273	1,348
4.930% due 01/01/2024	2,545	2,703
4.950% due 03/01/2025	2,161	2,302
4.980% due 11/01/2023	9,003	9,490
5.090% due 10/01/2025	869	924
5.110% due 05/01/2017 - 08/01/2025	2,216	2,345
5.120% due 11/01/2017	204	215
5.130% due 09/01/2023	5,448	5,815
5.136% due 08/10/2013	592	615
5.160% due 02/01/2028	2,546	2,713
5.190% due 01/01/2017 - 07/01/2024	560	597
5.200% due 11/01/2015	372	388
5.230% due 11/01/2016	394	415
5.290% due 12/01/2027	84,747	91,498
5.310% due 05/01/2027	453	490
5.340% due 11/01/2021	6,654	7,054
5.370% due 09/01/2016	353	372
5.490% due 05/01/2028	29,380	31,269
5.680% due 06/01/2028	29,447	32,324
5.725% due 09/01/2018	50,000	51,630
5.780% due 08/01/2027	91	100
5.902% due 02/10/2018	592	647
5.950% due 05/01/2009	57	57
6.030% due 02/01/2012	6,147	6,393
6.340% due 03/01/2021	10,743	11,621
6.344% due 08/01/2011	501	521
6.640% due 02/01/2011	1,144	1,195
6.700% due 12/01/2016	2,962	3,178
6.900% due 12/01/2020	3,339	3,639
6.950% due 11/01/2016	752	809
7.060% due 11/01/2019	621	672
7.150% due 03/01/2017	1,183	1,283
7.190% due 12/01/2019	116	126
7.220% due 11/01/2020	773	846
7.449% due 08/01/2010	5,716	5,880
7.500% due 04/01/2017	677	733
7.540% due 08/10/2009	2,755	2,798
7.630% due 06/01/2020	5,856	6,434
7.700% due 07/01/2016	82	89
8.017% due 02/10/2010	6,003	6,219
Tennessee Valley Authority
4.250% due 03/15/2013	180	180
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,427
Vendee Mortgage Trust
0.445% due 06/15/2023 (b)	21,502	216
6.500% due 09/15/2024	15,435	16,243
6.810% due 01/15/2030	2,066	2,175

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319

U.S. TREASURY OBLIGATIONS 4.2%

Treasury Inflation Protected Securities (g)
1.625% due 01/15/2018	292	297
1.625% due 01/15/2015 (l)	123,407	124,950
1.750% due 01/15/2028 (l)	169,196	162,534
1.875% due 07/15/2013 (l)	316,964	325,681
1.875% due 07/15/2015 (l)	200,058	205,747
2.000% due 04/15/2012	7,196	7,419
2.000% due 07/15/2014	399,502	413,485
2.000% due 01/15/2016	239,422	247,728
2.000% due 01/15/2026	7,233	7,167
2.000% due 01/15/2014 (l)	38,453	39,690
2.125% due 01/15/2019 (l)	983,300	1,050,902
2.375% due 01/15/2017	2,303	2,453
2.375% due 01/15/2025	9,845	10,257
2.375% due 01/15/2027	3,148	3,298
2.500% due 07/15/2016	8,229	8,831
2.500% due 01/15/2029	585,929	636,831
2.625% due 07/15/2017	298,148	324,888
3.000% due 07/15/2012 (l)	198,903	212,142
3.375% due 01/15/2012	1,192	1,270
3.875% due 04/15/2029	10,042	12,938
U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778
6.250% due 08/15/2023	300	395
7.875% due 02/15/2021	27,900	40,481
8.000% due 11/15/2021	33,000	48,850
8.125% due 08/15/2019	135,000	195,834
8.125% due 05/15/2021	9,100	13,494
8.500% due 02/15/2020	300	448
8.750% due 08/15/2020	5,800	8,852
U.S. Treasury Notes
0.875% due 12/31/2010	666	667
0.875% due 02/28/2011	6,555	6,570
1.750% due 01/31/2014	830	836
1.875% due 02/28/2014	2,493	2,522
2.000% due 09/30/2010	650	663
2.000% due 11/30/2013	1,681	1,717
2.125% due 01/31/2010	824	835
2.375% due 03/31/2016	1,000,000	1,007,422
2.750% due 02/15/2019	938	944
3.125% due 09/30/2013	1,545	1,656
3.375% due 07/31/2013	1,462	1,583
3.500% due 05/31/2013	555	602
3.750% due 11/15/2018	770	840
4.000% due 08/15/2018	1,196	1,330
4.625% due 10/31/2011	3	3

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830

MORTGAGE-BACKED SECURITIES 3.4%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	1,704	1,072
5.413% due 01/25/2036	3,059	2,291
American Home Mortgage Assets
0.712% due 05/25/2046	52,623	18,583
0.712% due 09/25/2046	21,543	8,324
0.732% due 10/25/2046	33,577	10,905
2.333% due 02/25/2047	23,390	7,082
2.553% due 11/25/2046	111,406	33,069
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,519	1,061
4.390% due 02/25/2045	81,710	45,405
4.440% due 02/25/2045	38	21
4.985% due 09/25/2035	600	334
5.660% due 09/25/2045	9,171	4,930
Banc of America Commercial Mortgage, Inc.
4.342% due 03/11/2041	1,011	997
4.772% due 07/11/2043	57,482	57,521
4.811% due 12/10/2042	10	8
4.877% due 07/10/2042	460	361
5.381% due 01/15/2049	517	432
5.414% due 09/10/2047	15,000	11,016
5.421% due 04/10/2049	156	154
5.492% due 02/10/2051	35,000	22,731
5.611% due 05/10/2045	156	156
5.634% due 07/10/2046	2,080	1,561
5.658% due 06/10/2049	9,750	6,642
5.689% due 04/10/2049	5,349	3,897
5.740% due 05/10/2045	28,900	21,524
5.745% due 02/10/2051	200	143
6.165% due 02/10/2051	70	51
Banc of America Funding Corp.
0.835% due 05/20/2035	2,527	1,042
4.110% due 05/25/2035	141,309	101,783
4.421% due 11/20/2034	2,623	1,544
4.490% due 03/20/2035	4,845	3,313
4.606% due 02/20/2036	1,443	955
5.007% due 09/20/2034	2,850	2,375
5.250% due 09/20/2034	200	183
5.357% due 11/20/2035	2,005	1,212
5.753% due 10/25/2036	2,400	1,373
5.754% due 03/20/2036	3,803	2,205
5.837% due 01/25/2037	1,900	1,003
5.888% due 04/25/2037	4,600	2,872

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.889% due 03/20/2036	$1,033	$545
5.979% due 10/20/2046	9,900	4,124
6.106% due 01/20/2047	469	221
Banc of America Mortgage Securities, Inc.
0.972% due 12/25/2033	1,754	1,708
3.994% due 07/25/2033	583	484
5.427% due 02/25/2036	6,037	3,672
5.470% due 07/20/2032	1,446	1,083
5.500% due 11/25/2033	144	132
6.500% due 10/25/2031	272	263
6.500% due 09/25/2033	12,997	12,672
BCAP LLC Trust
0.692% due 01/25/2037	116,652	44,708
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	384	261
4.449% due 05/25/2034	21	16
4.465% due 05/25/2034	149	117
4.479% due 05/25/2033	2,153	1,830
4.530% due 08/25/2033	324	252
4.550% due 08/25/2035	621	435
4.626% due 11/25/2034	97	77
4.651% due 10/25/2033	66	58
4.701% due 08/25/2033	124	104
4.750% due 10/25/2035	97,509	91,679
4.793% due 11/25/2034	1,862	1,366
4.840% due 01/25/2035	593	340
4.951% due 11/25/2030	6,967	6,108
5.031% due 04/25/2033	550	464
5.084% due 09/25/2034	258	167
5.108% due 11/25/2034	3,211	3,079
5.206% due 01/25/2034	2,675	1,814
5.299% due 04/25/2033	5,221	5,005
5.320% due 02/25/2033	84	74
5.419% due 04/25/2033	16,718	14,403
5.426% due 04/25/2033	548	475
5.435% due 01/25/2034	15	11
5.473% due 05/25/2047	55,101	28,287
5.583% due 01/25/2034	23	20
5.602% due 02/25/2033	11,820	10,221
5.735% due 02/25/2036	6,675	3,480
Bear Stearns Alt-A Trust
0.682% due 02/25/2034	6,950	2,550
0.722% due 02/25/2034	99	23
0.742% due 04/25/2035	4,501	1,658
0.742% due 12/25/2046	461	76
5.217% due 03/25/2035	38	19
5.220% due 01/25/2035	6,675	3,721
5.337% due 09/25/2034	392	242
5.356% due 08/25/2036	9,100	3,055
5.364% due 05/25/2035	164,298	88,771
5.491% due 09/25/2035	78,432	38,815
5.597% due 02/25/2034	9,657	6,977
5.781% due 01/25/2036	34,965	12,864
5.786% due 02/25/2036	3,158	1,384
5.808% due 03/25/2036	3,828	1,476
5.891% due 11/25/2036	973	444
6.250% due 08/25/2036	195	82
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	336	332
4.980% due 02/11/2041	400	365
5.060% due 11/15/2016	3,254	3,236
5.116% due 02/11/2041	500	387
5.151% due 10/12/2042	25,000	20,101
5.331% due 02/11/2044	21,525	15,761
5.405% due 12/11/2040	19,685	15,537
5.456% due 03/11/2039	13,650	11,359
5.471% due 01/12/2045	30,000	22,464
5.610% due 11/15/2033	1,770	1,727
5.694% due 06/11/2050	22,410	16,641
5.700% due 06/11/2050	36,100	27,496
5.717% due 06/11/2040	43,766	32,657
5.817% due 05/14/2016	1,300	1,305
6.440% due 06/16/2030	442	441
7.000% due 05/20/2030	29,489	29,625
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	180	158
Bear Stearns Mortgage Securities, Inc.
4.531% due 06/25/2030	167	164
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	6,849	4,337
5.733% due 12/26/2046	7,172	4,134
CC Mortgage Funding Corp.
0.702% due 05/25/2036	5,124	4,066
Chase Manhattan Bank-First Union National Bank
7.439% due 08/15/2031	4,527	4,534
Chase Mortgage Finance Corp.
5.428% due 03/25/2037	22,278	11,530
6.000% due 09/25/2036	275	109
Chaseflex Trust
5.500% due 06/25/2035	50	42
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	195
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	7	6
5.700% due 12/10/2049	600	376
6.096% due 12/10/2049	21,000	15,641
Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	2,228	1,939
1.322% due 08/25/2035	4,195	3,475
4.050% due 08/25/2035	3,202	2,083
4.098% due 08/25/2035	16,380	11,954
4.248% due 08/25/2035	91,736	58,793
4.682% due 08/25/2035	110,176	68,475
4.700% due 12/25/2035	57,752	43,359
5.345% due 12/25/2035	5,712	2,850
5.664% due 07/25/2046	16,018	7,852
6.008% due 09/25/2037	106,202	53,048
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	46,025	30,780
5.617% due 10/15/2048	1,000	741
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	4,830	3,896
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	478	478
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	137
Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	500	354
1.056% due 02/16/2034	17,142	14,949
1.056% due 07/16/2034	1,090	916
5.306% due 12/10/2046	137,853	96,808
Countrywide Alternative Loan Trust
0.625% due 09/20/2046	21	20
0.692% due 01/25/2037	4,100	1,460
0.695% due 05/20/2046	1,813	1,499
0.702% due 05/25/2047	5,564	1,811
0.712% due 09/25/2046	46,511	16,735
0.722% due 05/25/2036	3,700	1,331
0.732% due 05/25/2035	416	180
0.732% due 07/25/2046	8,692	3,112
0.740% due 12/20/2046	121,519	39,407
0.755% due 07/20/2046	54,398	19,674
0.772% due 09/25/2046	1,000	89
0.772% due 10/25/2046	619	136
0.782% due 07/25/2046	800	68
0.792% due 05/25/2036	640	92
0.802% due 02/25/2037	343	142
0.872% due 09/25/2035	3,743	1,491
0.872% due 05/25/2037	442	160
2.633% due 12/25/2035	391	169
2.633% due 02/25/2036	17	7
2.733% due 08/25/2035	662	223
3.133% due 11/25/2035	3,201	1,392
3.673% due 11/25/2035	41	18
4.500% due 06/25/2035	394	364
5.000% due 08/25/2019	656	595
5.250% due 06/25/2035	3,216	1,879
5.409% due 10/25/2035	1,580	911
5.750% due 03/25/2037	3,000	1,347
5.886% due 11/25/2035	3,673	1,882
5.895% due 02/25/2037	47,828	24,426
6.000% due 10/25/2032	3,277	2,838
6.000% due 01/25/2037	19,066	10,421
6.000% due 02/25/2037	2,764	1,557
6.137% due 08/25/2036	705	484
6.250% due 12/25/2033	27	25
6.250% due 11/25/2036	3,245	1,839
6.250% due 08/25/2037	8,601	4,301
6.500% due 05/25/2036	10,694	5,936
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	19,574	8,406
0.812% due 04/25/2035	23,619	9,861
0.842% due 03/25/2035	499	212
0.852% due 02/25/2035	1,751	774
0.862% due 02/25/2035	23	11
0.862% due 06/25/2035	8,385	4,945
0.862% due 03/25/2036	1,074	188
0.872% due 02/25/2036	589	106
0.902% due 09/25/2034	47	23
0.922% due 08/25/2018	4,026	3,881
3.750% due 07/19/2031	27	27
3.950% due 07/25/2034	7,911	6,504
4.120% due 11/19/2033	1,488	1,268
4.729% due 02/20/2035	2,736	1,934
4.785% due 11/25/2034	3,148	1,926
4.812% due 04/20/2035	32	23
5.229% due 01/20/2035	1,943	1,399
5.250% due 02/20/2036	51,436	29,961
5.316% due 10/19/2032	8	4
5.368% due 10/20/2035	3,996	2,028
5.390% due 02/25/2047	3,348	1,424
5.500% due 11/25/2035	15,783	11,038
5.543% due 04/20/2036	3,200	1,895
5.594% due 03/25/2037	3,254	1,398
5.603% due 02/20/2036	937	448
5.760% due 05/20/2036	5,974	2,851
6.080% due 09/25/2047	11,001	5,602
6.500% due 01/25/2034	578	546
7.500% due 06/25/2035	578	556
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	2,550
5.467% due 09/15/2039	37,300	24,784

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.579% due 04/25/2037	$2,100	$943
5.658% due 03/15/2039	14,987	12,231
5.695% due 09/15/2040	19,365	12,716
5.863% due 02/25/2037	4,600	2,408
CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	938	712
4.080% due 04/25/2034	44,923	38,483
4.106% due 12/15/2035	8,786	8,500
4.462% due 05/25/2032	53	48
4.485% due 11/15/2036	3,495	3,455
4.495% due 05/25/2032	164	102
4.510% due 06/25/2032	43	31
4.750% due 08/25/2033	197	164
4.878% due 07/25/2033	25	21
5.329% due 06/25/2032	15	12
6.500% due 04/25/2033	2,194	1,853
7.170% due 05/17/2040	1,572	1,571
7.290% due 09/15/2041	696	701
7.500% due 12/25/2032	5	4
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,500	1,819
5.720% due 09/25/2036	4,000	1,687
6.172% due 06/25/2036	5,000	2,651
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	2,675
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 12/25/2036	11,367	11,105
0.592% due 01/25/2047	72	64
0.602% due 03/25/2037	1,059	1,013
0.612% due 08/25/2037	14,185	10,061
0.672% due 02/25/2047	19,677	7,091
5.050% due 09/25/2035	23	21
5.500% due 12/25/2035	4,100	1,317
5.587% due 10/25/2035	2,824	1,490
5.869% due 10/25/2036	3,800	1,173
5.886% due 10/25/2036	3,800	1,290
6.005% due 10/25/2036	5,684	3,359
6.300% due 07/25/2036	4,200	2,212
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	149	148
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	222	200
8.000% due 03/25/2022	17	17
Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	2,287	371
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	22	25
First Horizon Alternative Mortgage Securities
1.022% due 06/25/2035	24,329	11,558
6.250% due 08/25/2037	2,969	2,245
First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	22	17
5.362% due 08/25/2035	162	115
5.500% due 01/25/2035	900	736
First Nationwide Trust
6.750% due 08/21/2031	1,752	1,750
First Republic Mortgage Loan Trust
0.856% due 08/15/2032	375	319
0.906% due 11/15/2031	198	159
1.002% due 06/25/2030	2,103	1,813
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	189
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033	5,595	5,568
Fund America Investors Corp. II
4.572% due 06/25/2023	246	238
5.871% due 06/25/2023	6	6
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	20,848	20,607
4.596% due 11/10/2038	102	86
5.332% due 11/10/2045	2,700	2,084
6.496% due 01/15/2033	1,961	1,980
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	600	581
6.957% due 09/15/2035	1,961	1,991
7.455% due 08/16/2033	1,791	1,818
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	440	443
8.950% due 08/20/2017	40	45
Government Lease Trust
4.000% due 05/18/2011	39,915	40,590
6.480% due 05/18/2011	6,393	6,586
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,655	1,326
0.602% due 01/25/2047	1,697	1,453
0.722% due 10/25/2046	1,000	113
0.722% due 12/25/2046	900	89
0.742% due 06/25/2045	731	312
0.792% due 04/25/2036	809	247
0.792% due 11/25/2045	745	341
0.862% due 10/25/2046	900	53
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	2,600	1,941
5.444% due 03/10/2039	80,416	58,198
GS Mortgage Securities Corp. II
0.608% due 03/06/2020	3,207	2,246
0.856% due 05/03/2018	100	98
5.560% due 11/10/2039	28,220	21,284
5.799% due 08/10/2045	309,700	212,433
6.044% due 08/15/2018	7,791	7,774
6.615% due 02/14/2016	1,800	1,917
6.624% due 05/03/2018	55,900	59,636
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	7,326	6,079
GSR Mortgage Loan Trust
0.872% due 01/25/2034	97	74
4.129% due 09/25/2035	55,623	38,014
4.382% due 12/25/2034	2,147	1,487
4.465% due 06/25/2034	70	55
4.513% due 03/25/2033	91	77
4.541% due 09/25/2035	98,761	73,206
5.242% due 11/25/2035	198,266	127,571
5.346% due 11/25/2035	3,641	2,228
5.500% due 03/25/2035	150	116
6.000% due 03/25/2032	127	119
GSRPM Mortgage Loan Trust
1.222% due 01/25/2032	1,660	1,245
Harborview Mortgage Loan Trust
0.686% due 04/19/2038	32,772	11,373
0.706% due 01/25/2047	8,869	3,139
0.713% due 08/21/2036	9,762	3,894
0.736% due 07/19/2046	52,217	19,025
0.746% due 01/19/2038	9,589	3,412
0.756% due 09/19/2046	12,923	4,902
0.776% due 05/19/2035	413	152
0.796% due 03/19/2036	19,389	7,093
0.885% due 06/20/2035	1,958	798
0.906% due 01/19/2035	4,064	1,700
0.926% due 02/19/2034	12	10
1.522% due 11/25/2047	5,363	1,843
3.908% due 06/19/2034	13,736	8,240
4.957% due 05/19/2033	191	148
5.143% due 07/19/2035	1,247	682
5.221% due 07/19/2035	326	158
5.908% due 08/19/2036	9,132	4,320
Homebanc Mortgage Trust
0.702% due 12/25/2036	4,607	1,937
5.797% due 04/25/2037	3,914	2,638
5.871% due 04/25/2037	4,100	1,778
Housing Development (AID Jamaica)
3.104% due 10/01/2018	6,453	6,397
Impac CMB Trust
1.522% due 07/25/2033	1,802	1,310
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	870	595
0.612% due 11/25/2036	7,727	4,361
Indymac ARM Trust
4.442% due 01/25/2032	722	474
4.446% due 01/25/2032	220	220
4.947% due 08/25/2031	492	425
Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	19,345	6,899
Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	4,100	2,014
Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	1,673	604
Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	13	12
0.712% due 09/25/2046	36,230	13,364
0.722% due 11/25/2046	1,106	130
0.722% due 06/25/2047	19,954	7,077
0.762% due 07/25/2035	5,699	2,348
0.822% due 06/25/2037	3,195	1,038
1.302% due 05/25/2034	40	20
4.756% due 01/25/2036	15,798	8,559
5.000% due 08/25/2035	4,019	1,403
5.013% due 12/25/2034	2,866	1,988
5.099% due 09/25/2035	3,490	1,971
5.168% due 01/25/2035	387	192
5.278% due 06/25/2035	3,518	1,995
5.311% due 01/25/2036	2,064	1,402
5.369% due 09/25/2035	3,802	1,521
5.446% due 10/25/2035	1,879	1,051
5.562% due 04/25/2037	21,865	9,201
5.873% due 04/25/2037	47,189	22,917
5.885% due 06/25/2036	2,900	1,099
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042	7,108	6,522
4.824% due 09/12/2037	16,300	14,235
4.851% due 08/15/2042	45	41
5.050% due 12/12/2034	10,000	9,394
5.273% due 02/12/2051	31	30
5.336% due 05/15/2047	198,231	132,765
5.420% due 01/15/2049	67,459	45,818
5.429% due 12/12/2043	500	345
5.440% due 06/12/2047	28,240	18,325
5.730% due 02/12/2049	4,250	3,394
5.747% due 02/12/2049	51,543	36,585
5.794% due 02/12/2051	200	133

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.819% due 06/15/2049	$58,410	$40,750
5.857% due 10/12/2035	220	217
5.882% due 02/15/2051	52,940	37,610
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032	864	872
JPMorgan Mortgage Trust
4.375% due 11/25/2033	57	48
4.768% due 07/25/2035	3,878	2,880
4.793% due 02/25/2034	5,160	4,341
4.869% due 04/25/2035	2,138	1,660
4.999% due 02/25/2036	12,532	7,408
5.005% due 07/25/2035	45,022	29,893
5.018% due 02/25/2035	3,145	2,499
5.116% due 10/25/2035	3,723	1,899
5.373% due 08/25/2035	3,700	2,036
5.399% due 11/25/2035	3,260	2,476
5.500% due 10/25/2035	2,644	1,643
5.789% due 04/25/2037	145	101
LB Mortgage Trust
8.443% due 01/20/2017	12,386	12,127
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	60	59
4.563% due 09/15/2026	14,000	13,633
5.424% due 02/15/2040	21,400	14,605
5.430% due 02/15/2040	51,669	34,654
5.866% due 09/15/2045	23,730	16,703
6.133% due 12/15/2030	1,150	1,134
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	733	544
Lehman XS Trust
0.602% due 07/25/2046	5	5
Luminent Mortgage Trust
0.692% due 12/25/2036	26,261	9,217
0.702% due 12/25/2036	12,708	4,101
0.722% due 10/25/2046	9,416	3,886
MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	16,739	6,038
0.762% due 05/25/2037	3,756	1,562
0.822% due 05/25/2047	1,000	105
3.788% due 11/21/2034	12,170	6,790
4.680% due 05/25/2034	128	94
5.808% due 10/25/2032	2,965	2,537
MASTR Alternative Loans Trust
0.922% due 03/25/2036	15,810	5,991
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,585	4,216
MASTR Seasoned Securities Trust
6.199% due 09/25/2017	21,058	20,387
6.500% due 08/25/2032	40,759	38,876
Mellon Residential Funding Corp.
0.906% due 11/15/2031	16,841	12,965
0.996% due 12/15/2030	3,913	3,157
1.036% due 06/15/2030	5,861	4,884
1.436% due 11/15/2031	289	218
2.629% due 10/20/2029	11,276	10,471
Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	5,200	1,657
5.607% due 06/25/2037	4,395	1,787
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	8,700	6,166
5.172% due 12/12/2049	10,415	6,088
5.378% due 08/12/2048	4,000	2,525
5.485% due 03/12/2051	31,760	18,323
5.700% due 09/12/2049	18,165	11,678
5.749% due 06/12/2050	29,150	18,502
5.957% due 08/12/2049	9,600	6,347
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	75	42
0.772% due 08/25/2036	2,201	978
4.226% due 08/25/2034	5,062	3,926
4.723% due 05/25/2033	1,601	1,269
4.868% due 06/25/2035	18,428	11,729
4.876% due 02/25/2034	24	19
4.910% due 12/25/2032	623	517
4.981% due 05/25/2033	37	34
5.366% due 02/25/2033	50	44
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	22,183	15,916
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,743	1,653
0.852% due 06/25/2028	3,765	2,191
1.316% due 03/15/2025	179	102
1.522% due 10/25/2035	2,128	1,434
3.006% due 10/25/2035	155,048	103,920
4.848% due 01/25/2029	895	624
4.967% due 04/25/2035	1,969	1,381
Morgan Stanley Capital I
0.617% due 10/15/2020	53,453	39,443
5.332% due 12/15/2043	41,870	30,864
5.387% due 03/12/2044	500	385
5.447% due 02/12/2044	50	35
5.569% due 12/15/2044	26,700	18,456
5.692% due 04/15/2049	3,600	2,350
5.809% due 12/12/2049	81,830	57,215
5.881% due 06/11/2049	22,000	15,911
6.160% due 04/03/2014	47	47
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	24,188
5.500% due 04/25/2017	34	32
5.720% due 12/18/2032	11,398	11,379
6.660% due 02/15/2033	6,139	6,099
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	6,346	4,643
5.701% due 02/25/2047	3,400	1,269
6.449% due 06/25/2036	39,935	17,911
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	374	196
5.544% due 02/25/2036	2,108	772
5.820% due 03/25/2047	3,300	1,819
6.138% due 03/25/2047	3,000	1,602
7.000% due 02/19/2030	2,581	2,689
Nomura Asset Securities Corp.
6.590% due 03/15/2030	30	30
Ocwen Residential MBS Corp.
7.000% due 10/25/2040	306	38
Opteum Mortgage Acceptance Corp.
0.612% due 04/25/2036	72	70
0.782% due 07/25/2035	3,597	2,998
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	30	30
Paine Webber CMO Trust
8.625% due 09/01/2018	3	3
1359.500% due 08/01/2019 (b)	0	2
Prime Mortgage Trust
0.922% due 02/25/2019	2,139	2,044
0.922% due 02/25/2034	13,451	10,898
5.000% due 02/25/2019	88	86
Provident Funding Mortgage Loan Trust
3.911% due 10/25/2035	12,658	9,705
4.343% due 04/25/2034	13,430	10,574
Prudential-Bache CMO Trust
8.400% due 03/20/2021	269	273
Regal Trust IV
4.655% due 09/29/2031	1,202	1,058
Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
0.622% due 09/25/2046	11,933	8,858
0.702% due 06/25/2046	171,808	65,887
0.772% due 08/25/2037	14,060	5,051
0.827% due 09/25/2046	500	50
5.220% due 08/25/2035	2,718	1,177
5.668% due 09/25/2035	2,940	1,647
5.714% due 02/25/2036	3,189	1,527
6.000% due 06/25/2036	235	101
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	5,431	5,374
8.500% due 10/25/2031	458	448
Residential Asset Securitization Trust
0.922% due 01/25/2046	34,755	15,805
0.972% due 12/25/2036	1,156	520
5.750% due 02/25/2036	2,787	1,900
6.250% due 10/25/2036	1,700	787
Residential Funding Mortgage Securities I
0.922% due 07/25/2018	501	355
5.201% due 09/25/2035	333	215
5.250% due 03/25/2034	538	529
5.500% due 12/25/2034	900	627
6.500% due 03/25/2032	801	724
Salomon Brothers Mortgage Securities VII, Inc.
1.022% due 05/25/2032	197	177
4.865% due 03/18/2036	80	75
5.045% due 03/18/2036	40	35
5.107% due 12/25/2030	131	118
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	206	208
Sears Mortgage Securities
12.000% due 02/25/2014	58	57
Securitized Asset Sales, Inc.
5.315% due 11/26/2023	123	109
Sequoia Mortgage Trust
0.745% due 07/20/2036	147	97
0.895% due 07/20/2033	584	444
0.906% due 10/19/2026	330	265
1.205% due 06/20/2033	61	45
4.433% due 04/20/2035	37,777	27,368
5.546% due 01/20/2047	8,743	5,108
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	1,200	987
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	230	80
0.762% due 06/25/2035	1,989	1,232
2.914% due 01/25/2035	258	102
4.391% due 03/25/2034	2,049	1,587
4.931% due 02/25/2034	2,471	1,727
5.190% due 09/25/2034	2,837	2,113
5.190% due 12/25/2034	204	161
5.246% due 05/25/2036	4,100	1,821
5.278% due 08/25/2034	768	491
5.375% due 11/25/2035	2,033	1,112
5.422% due 09/25/2036	4,100	1,790

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.450% due 01/25/2036	$11,190	$7,108
5.673% due 06/25/2035	5,863	3,283
5.950% due 02/25/2036	3,422	1,637
6.000% due 03/25/2036	3,439	1,657
6.000% due 10/25/2037	2,988	1,370
Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	1,638	1,554
0.622% due 09/25/2047	162	150
0.642% due 08/25/2036	25,698	10,219
0.652% due 03/25/2037	10	4
0.692% due 03/25/2037	50	10
0.712% due 06/25/2036	2,089	755
0.712% due 07/25/2046	56,950	23,129
0.732% due 04/25/2036	188	67
0.732% due 08/25/2036	5,444	1,997
0.732% due 05/25/2046	243	89
0.742% due 05/25/2036	73	26
0.742% due 05/25/2046	19,659	7,064
0.742% due 09/25/2047	300	48
0.752% due 05/25/2045	210	85
0.782% due 05/25/2046	639	135
0.806% due 07/19/2035	433	274
0.822% due 08/25/2036	1,100	132
0.832% due 12/25/2035	9,686	4,065
0.846% due 07/19/2034	46	25
0.886% due 10/19/2034	549	292
0.906% due 03/19/2034	18	11
0.976% due 10/19/2033	968	700
1.216% due 09/19/2032	11,240	8,521
5.479% due 04/30/2030	2	1
5.521% due 05/25/2022	1,717	1,234
Structured Asset Securities Corp.
0.572% due 05/25/2036	733	673
4.469% due 05/25/2032	285	283
4.687% due 02/25/2032	2,152	1,815
4.863% due 10/25/2035	152	90
5.111% due 07/25/2032	1,048	713
5.140% due 01/25/2032	2,229	1,881
5.250% due 12/25/2034	8,650	7,216
5.404% due 03/25/2033	8,981	7,768
5.450% due 01/25/2034	1,602	1,062
8.608% due 04/15/2027	64	64
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	39	38
TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	2,960	2,655
5.630% due 01/25/2037	1,600	609
5.970% due 09/25/2036	5,000	2,279
6.014% due 07/25/2037	3,300	2,303
6.080% due 09/25/2036	1,398	1,383
6.500% due 07/25/2036	13,644	8,258
Thornburg Mortgage Securities Trust
0.627% due 05/25/2046	16,235	15,453
0.642% due 09/25/2046	20,089	17,284
0.652% due 06/25/2037	2,056	1,817
4.679% due 10/25/2043	1,809	1,479
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,036
6.800% due 01/25/2028	951	961
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	2,660	1,835
0.731% due 06/15/2049	184,300	62,642
5.215% due 01/15/2041	450	368
5.308% due 11/15/2048	41,775	27,883
5.342% due 12/15/2043	194,250	121,879
5.416% due 01/15/2045	2,300	1,793
5.509% due 04/15/2047	58,608	36,980
5.678% due 05/15/2046	60	43
5.706% due 05/15/2043	50	43
5.741% due 05/15/2043	655	523
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	2,146	1,477
WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	789	473
0.752% due 04/25/2045	644	264
0.782% due 11/25/2045	5,756	2,344
0.792% due 12/25/2045	66	27
0.812% due 10/25/2045	41,231	17,017
0.832% due 01/25/2045	27	11
0.842% due 01/25/2045	702	313
0.870% due 11/25/2034	1,597	813
0.902% due 11/25/2045	5,224	3,957
0.932% due 11/25/2045	800	190
0.932% due 12/25/2045	800	126
0.990% due 11/25/2034	1,648	548
1.062% due 12/25/2027	2,516	1,779
1.162% due 12/25/2027	25,362	18,001
2.333% due 02/25/2047	61,710	18,999
2.333% due 03/25/2047	54,758	17,498
2.373% due 01/25/2047	24,836	7,718
2.393% due 04/25/2047	37,406	14,838
2.443% due 07/25/2047	1,354	502
2.453% due 12/25/2046	23,040	7,353
2.613% due 06/25/2046	46,001	17,549
2.633% due 02/25/2046	146	55
2.833% due 11/25/2042	260	158
3.033% due 06/25/2042	1,940	1,464
3.033% due 08/25/2042	248	168
3.046% due 05/25/2041	36	32
3.133% due 11/25/2046	2,388	1,583
3.705% due 02/27/2034	1,279	1,023
3.742% due 03/25/2034	686	491
3.753% due 03/25/2033	73	61
3.955% due 05/25/2046	3,315	1,575
3.955% due 10/25/2046	33,301	13,075
3.955% due 12/25/2046	5,852	2,320
4.135% due 08/25/2034	188	152
4.499% due 06/25/2033	12,338	9,721
4.678% due 05/25/2035	536	289
4.831% due 09/25/2035	575	321
5.307% due 01/25/2037	17,326	8,395
5.414% due 02/25/2037	63,766	34,822
5.485% due 04/25/2037	12,252	6,236
5.580% due 12/25/2036	11,060	5,883
5.588% due 12/25/2036	36,830	18,425
5.653% due 05/25/2037	26,939	14,415
5.695% due 02/25/2037	33,393	17,532
5.845% due 02/25/2037	44,116	25,945
5.930% due 09/25/2036	18,590	10,544
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	12,293	4,586
6.268% due 07/25/2036	2,400	1,045
Washington Mutual MSC Mortgage Pass-Through Certificates
4.401% due 01/25/2035	1,350	721
4.665% due 05/25/2033	341	187
4.773% due 02/25/2031	65	63
5.052% due 06/25/2033	10,567	9,344
5.667% due 02/25/2033	79	63
6.500% due 06/25/2032	24	23
Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	9,444	4,330
3.734% due 09/25/2034	30,442	25,093
4.161% due 12/25/2034	4,576	3,501
4.265% due 07/25/2035	49,775	25,931
4.301% due 05/25/2035	13,923	12,599
4.405% due 03/25/2036	6,407	3,817
4.500% due 11/25/2018	114	110
4.610% due 10/25/2035	975	733
4.616% due 06/25/2035	9,479	7,520
4.704% due 12/25/2033	1,096	906
4.726% due 07/25/2034	346	288
4.947% due 01/25/2035	72	49
4.950% due 03/25/2036	219,781	138,795
5.068% due 04/25/2036	149	93
5.775% due 04/25/2036	1,962	609

Total Mortgage-Backed Securities (Cost $6,999,871)		4,979,455

ASSET-BACKED SECURITIES 2.5%

Access Group, Inc.
2.459% due 10/27/2025	8,195	7,539
Accredited Mortgage Loan Trust
0.562% due 09/25/2036	45	45
0.572% due 02/25/2037	5,257	4,668
ACE Securities Corp.
0.572% due 12/25/2036	179	157
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	24	22
AFC Home Equity Loan Trust
1.232% due 12/22/2027	16	9
American Express Credit Account Master Trust
1.506% due 08/15/2012	380,700	373,470
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	36	34
Ameriquest Mortgage Securities, Inc.
0.752% due 11/25/2035	709	517
0.952% due 10/25/2033	73	24
Amortizing Residential Collateral Trust
0.792% due 06/25/2032	298	201
0.812% due 07/25/2032	66	25
Argent Securities, Inc.
0.572% due 09/25/2036	26	25
0.572% due 10/25/2036	1,933	1,858
0.722% due 10/25/2035	4,824	3,882
Asset-Backed Funding Certificates
0.582% due 10/25/2036	804	779
0.582% due 11/25/2036	255	235
0.872% due 06/25/2034	1,681	839
Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	69	68
0.602% due 05/25/2037	7,457	5,358
0.682% due 06/25/2035	1,701	1,639
0.797% due 09/25/2034	130	88
BA Credit Card Trust
0.566% due 02/15/2013	100	95
0.586% due 11/15/2013	19,860	18,285
0.756% due 01/15/2013	35,000	33,599
0.776% due 04/16/2012	955	941
1.136% due 04/15/2013	173,810	166,186
1.756% due 12/16/2013	4,100	3,859

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust
0.806% due 05/16/2016	$500	$432
Bay View Auto Trust
5.010% due 06/25/2014	29	29
Bear Stearns Asset-Backed Securities Trust
0.562% due 02/25/2037	5,193	4,576
0.572% due 11/25/2036	1,814	1,516
0.582% due 05/25/2036	441	431
0.582% due 01/25/2037	871	637
0.592% due 12/25/2036	8,121	6,236
0.672% due 01/25/2037	23,500	19,634
0.712% due 01/25/2047	439	360
0.922% due 10/27/2032	2,680	1,689
0.972% due 03/25/2043	116	108
1.022% due 11/25/2042	887	617
1.162% due 12/25/2034	9	6
1.182% due 10/25/2032	6,618	3,806
5.072% due 10/25/2036	236	181
5.100% due 06/25/2043	2,383	1,717
BNC Mortgage Loan Trust
0.622% due 05/25/2037	1,400	1,045
Bravo Mortgage Asset Trust
0.652% due 07/25/2036	255	252
Brazos Student Finance Corp.
1.230% due 06/01/2023	1,486	1,472
Capital Auto Receivables Asset Trust
1.256% due 09/15/2010	470	467
1.476% due 03/15/2011	46,697	46,207
2.006% due 10/15/2012	41,600	38,204
Carrington Mortgage Loan Trust
0.572% due 08/25/2036	547	539
0.572% due 10/25/2036	896	842
0.572% due 01/25/2037	84	77
0.842% due 10/25/2035	2,404	2,080
Cendant Mortgage Corp.
5.987% due 07/25/2043	1,423	1,355
Centex Home Equity
0.622% due 06/25/2036	2,941	2,804
Chase Funding Mortgage Loan Asset-Backed Certificates
1.022% due 03/25/2032	1	1
1.162% due 08/25/2032	1,521	1,332
1.262% due 10/25/2032	93	78
4.499% due 08/25/2030	56	39
Chase Issuance Trust
0.546% due 07/15/2011	1,700	1,696
0.556% due 04/16/2012	800	777
0.596% due 10/15/2012	600	577
0.596% due 04/15/2013	1,800	1,709
0.806% due 09/15/2011	51,100	50,592
1.006% due 01/15/2012	5,800	5,701
1.206% due 11/15/2011	24,400	24,097
1.306% due 08/17/2015	9,900	8,775
1.456% due 05/16/2011	44,800	44,739
2.820% due 09/15/2015	10,200	9,345
4.230% due 01/15/2013	175	176
5.120% due 10/15/2014	100	101
CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	7	4
Citibank Credit Card Issuance Trust
1.134% due 12/17/2018	10,000	7,598
1.217% due 03/22/2012	589	573
1.229% due 07/25/2011	1,345	1,334
1.436% due 05/18/2011	11,800	11,771
4.850% due 04/22/2015	125	123
5.300% due 05/20/2011	190	190
Citibank Omni Master Trust
1.623% due 12/23/2013	3,200	2,899
Citigroup Mortgage Loan Trust, Inc.
0.562% due 09/25/2036	358	349
0.582% due 01/25/2037	212	207
0.582% due 05/25/2037	2,857	2,278
0.582% due 07/25/2045	381	270
0.592% due 12/25/2036	719	654
0.592% due 05/25/2037 (q)	20,523	16,005
5.764% due 01/25/2037	2,600	1,898
Community Program Loan Trust
4.500% due 10/01/2018	5,888	5,921
4.500% due 04/01/2029	26,000	24,023
Conseco Finance
1.006% due 05/15/2032	145	112
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	260	212
Conseco Financial Corp.
6.240% due 12/01/2028	124	95
6.480% due 12/01/2030	1	1
6.870% due 04/01/2030	755	514
7.140% due 01/15/2029	79	62
Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	7,899	7,454
0.572% due 05/25/2037	11,647	10,557
0.572% due 07/25/2037	2,029	1,732
0.572% due 08/25/2037	41,715	36,361
0.572% due 12/25/2046	564	553
0.572% due 03/25/2047	1,257	1,210
0.572% due 05/25/2047	398	361
0.572% due 06/25/2047	4,145	3,683
0.592% due 06/25/2047	524	470
0.602% due 06/25/2037	14,249	12,728
0.602% due 10/25/2047	1,172	1,037
0.632% due 10/25/2046	2,735	2,460
0.682% due 02/25/2036	3,287	3,080
0.862% due 12/25/2036	115	66
1.002% due 12/25/2031	3	1
1.262% due 05/25/2032	15	6
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	666	588
0.592% due 01/25/2037	90	57
0.642% due 07/25/2037	238	185
1.622% due 04/25/2032	544	291
CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	16	15
1.142% due 01/25/2032	748	355
1.222% due 07/25/2032	52	21
1.262% due 08/25/2032	1,556	571
Daimler Chrysler Auto Trust
1.463% due 07/08/2011	13,250	13,046
2.013% due 09/10/2012	6,140	5,528
3.810% due 07/08/2011	16,035	15,994
5.000% due 02/08/2012	50	48
5.020% due 07/08/2010	33	33
Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	210	136
Denver Arena Trust
6.940% due 11/15/2019	2,995	2,556
Discover Card Master Trust I
0.931% due 10/16/2013	400	365
Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	153	84
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	1
First Alliance Mortgage Loan Trust
1.305% due 03/20/2031	984	733
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	956	879
0.572% due 10/25/2036	8,408	7,748
0.572% due 11/25/2036	4,033	3,595
0.572% due 12/25/2036	75	73
0.572% due 03/25/2037	4,843	4,333
0.582% due 06/25/2036	42	41
0.592% due 12/25/2036	5,626	5,040
0.592% due 12/25/2037	1,237	1,134
0.612% due 07/25/2036	24,261	20,435
0.892% due 12/25/2034	592	365
FMAC Loan Receivables Trust
6.500% due 09/15/2020	21	12
7.900% due 04/15/2019	20	16
Ford Credit Auto Owner Trust
1.156% due 07/15/2010	1,478	1,469
1.456% due 01/15/2011	69,524	68,884
1.756% due 12/15/2010	5,582	5,547
1.976% due 06/15/2012	59,800	55,912
4.950% due 03/15/2013	25	23
5.150% due 11/15/2011	100	99
Franklin Auto Trust
1.545% due 10/20/2011	71,616	70,035
2.125% due 06/20/2012	28,900	27,259
Fremont Home Loan Trust
0.572% due 10/25/2036	7,451	6,765
0.592% due 02/25/2037	52	51
0.632% due 02/25/2036	559	497
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	44
GSAA Trust
0.822% due 03/25/2037	6,200	1,049
0.822% due 05/25/2047	1,000	304
GSAMP Trust
0.562% due 10/25/2046	608	556
0.592% due 09/25/2036	1,380	1,293
0.592% due 12/25/2036	676	492
0.612% due 11/25/2035	838	227
0.812% due 03/25/2034	452	442
1.372% due 02/25/2047	155,602	96,197
HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	3,467	3,335
0.695% due 03/20/2036	10,345	7,157
0.815% due 01/20/2035	944	654
0.835% due 01/20/2034	14,845	9,796
0.895% due 09/20/2033	709	526
Home Equity Asset Trust
0.582% due 05/25/2037	14,485	11,509
1.122% due 11/25/2032	154	59
HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,217	1,060
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	34,081	19,831
0.582% due 05/25/2037	193	138

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
IMC Home Equity Loan Trust
5.656% due 07/25/2026	$69	$69
7.310% due 11/20/2028	35	30
7.500% due 04/25/2026	34	34
7.520% due 08/20/2028	29	25
Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	250	244
0.582% due 04/25/2037	762	720
0.602% due 07/25/2037	801	687
JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036	908	893
0.572% due 07/25/2036	4,097	3,785
0.572% due 08/25/2036	80	72
0.572% due 10/25/2036	5,263	4,628
0.582% due 05/25/2037	13,447	11,120
0.582% due 03/25/2047	2,748	2,098
0.602% due 08/25/2036	5,296	4,763
0.612% due 10/25/2036	401	328
LA Arena Funding LLC
7.656% due 12/15/2026	241	211
Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	12,827	9,118
Lehman XS Trust
0.592% due 05/25/2046	227	222
0.602% due 06/25/2046	2,352	2,303
0.602% due 08/25/2046	1,295	1,286
Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	1,112	1,023
0.582% due 10/25/2036	100	96
0.702% due 08/25/2035	216	204
0.802% due 10/25/2034	4,939	2,023
Massachusetts Educational Financing Authority
2.109% due 04/25/2038	3,880	3,278
MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037	207	87
0.582% due 11/25/2036	1,208	1,114
0.602% due 05/25/2037	126	109
0.632% due 02/25/2036	114	109
0.642% due 12/25/2035	237	234
MBNA Credit Card Master Note Trust
0.546% due 09/15/2011	146,800	146,651
0.596% due 11/15/2012	200	193
0.596% due 05/15/2013	22,447	21,181
0.656% due 12/15/2011	600	596
0.736% due 10/17/2011	16,400	16,354
4.100% due 10/15/2012	70	70
Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	6,115	5,381
Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	95	92
0.592% due 08/25/2036	5,230	4,930
0.592% due 07/25/2037	9,632	8,727
0.642% due 02/25/2037	5,014	4,163
Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	1,861	1,338
Mid-State Trust
6.340% due 10/15/2036	20,620	12,701
7.340% due 07/01/2035	1,134	945
7.791% due 03/15/2038	3,396	2,739
8.330% due 04/01/2030	16,647	14,370
Morgan Stanley ABS Capital I
0.562% due 10/25/2036	70	64
0.572% due 07/25/2036	1,063	700
0.572% due 09/25/2036	4,557	4,320
0.572% due 10/25/2036	100	87
0.572% due 11/25/2036	1,700	1,560
0.582% due 05/25/2037	1,192	947
0.622% due 04/25/2036	1,091	1,075
0.622% due 09/25/2036	200	135
0.622% due 11/25/2036	5,000	3,441
1.322% due 07/25/2037	24,978	20,920
Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	13,770	12,255
Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	208	190
0.632% due 11/25/2036	200	101
Morgan Stanley Mortgage Loan Trust
0.592% due 01/25/2047	143	129
0.752% due 02/25/2037	1,700	386
0.882% due 04/25/2037	7,800	2,970
5.726% due 10/25/2036	2,800	1,967
5.750% due 11/25/2036	3,246	1,375
5.750% due 04/25/2037	2,863	1,943
6.000% due 07/25/2047	3,035	1,972
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	3,044	3,183
Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	8,083	7,241
0.642% due 04/25/2037	1,835	1,641
Nelnet Student Loan Trust
1.227% due 12/24/2018	70	70
1.689% due 04/27/2015	251	249
1.859% due 07/25/2018	10,000	9,620
2.089% due 10/25/2019	5,000	4,452
New Century Home Equity Loan Trust
0.782% due 06/25/2035	810	621
0.792% due 09/25/2035	26,350	21,009
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	50	50
Nomura Asset Acceptance Corp.
0.662% due 01/25/2036	1,321	1,116
Option One Mortgage Loan Trust
0.562% due 02/25/2037	567	553
Park Place Securities, Inc.
0.782% due 09/25/2035	247	158
0.834% due 10/25/2034	226	171
Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	28,929	21,956
Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	163	96
1.022% due 12/25/2033	442	242
1.222% due 08/25/2032	104	52
5.565% due 02/25/2036	23	20
Residential Asset Mortgage Products, Inc.
0.612% due 10/25/2036	114	106
0.622% due 08/25/2046	908	848
0.922% due 06/25/2047	1,700	919
Residential Asset Securities Corp.
0.582% due 10/25/2036	2	2
0.592% due 11/25/2036	337	325
0.602% due 10/25/2036	3,334	3,257
1.022% due 07/25/2032	7	3
Residential Funding Mortgage Securities II, Inc.
0.622% due 12/25/2035	3,406	2,979
Residential Mortgage Loan Trust
2.000% due 09/25/2029	15	13
SACO I, Inc.
0.582% due 05/25/2036	5,319	3,170
0.732% due 03/25/2036	304	52
0.772% due 12/25/2035	239	78
Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032	391	335
1.082% due 09/25/2028	1,419	868
Saxon Asset Securities Trust
0.582% due 10/25/2046	496	477
1.042% due 08/25/2032	430	409
Sears Credit Account Master Trust
0.776% due 04/16/2013	1,100	1,090
Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	145	128
0.582% due 12/25/2036	636	526
0.652% due 05/25/2037	495	326
Security National Mortgage Loan Trust
0.812% due 10/25/2036	7,340	7,111
SLC Student Loan Trust
2.220% due 06/15/2021	3,100	2,835
SLM Student Loan Trust
1.139% due 04/25/2014	22,529	22,442
1.149% due 10/25/2016	568	568
1.149% due 07/25/2017	3,663	3,657
1.149% due 10/25/2018	1,437	1,421
1.159% due 10/25/2013	53	53
1.159% due 10/25/2016	2,507	2,498
1.159% due 04/25/2017	113	112
1.159% due 07/25/2017	4,800	4,557
1.199% due 10/25/2016	6,242	6,149
1.199% due 04/25/2017	2,252	2,225
1.249% due 10/25/2022	2,700	2,581
1.269% due 04/25/2017	1,490	1,452
1.329% due 04/27/2015	4,257	4,246
1.409% due 07/25/2013	2,677	2,667
1.459% due 01/25/2015	62,423	61,630
1.489% due 01/25/2022	12,000	10,282
1.559% due 10/27/2014	780	773
1.659% due 10/25/2017	29,700	27,912
1.709% due 10/25/2017	50,000	47,858
1.839% due 07/25/2013	2,019	2,009
1.909% due 01/25/2019	40,000	36,942
2.259% due 10/25/2016	2,000	1,982
2.259% due 07/25/2023	5,000	4,573
2.459% due 01/25/2018	1,490	1,439
2.520% due 12/15/2033	30,800	23,839
2.659% due 04/25/2023	1,311,430	1,288,876
2.859% due 07/25/2023	2,100	1,989
Soundview Home Equity Loan Trust
0.582% due 11/25/2036	1,576	1,286
0.602% due 01/25/2037	1,435	1,372
0.622% due 10/25/2036	49	49
0.642% due 03/25/2036	124	123
South Carolina Student Loan Corp.
1.761% due 09/02/2014	730	723
1.811% due 03/01/2018	2,400	2,325
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	137	132
0.582% due 01/25/2038	3,432	2,888
0.622% due 11/25/2037	3,100	2,367
1.202% due 01/25/2034	23	15
Structured Asset Investment Loan Trust
0.572% due 07/25/2036	590	517
1.222% due 04/25/2033	2,194	1,159

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)		Value (000s)
Structured Asset Securities Corp.
0.572% due 10/25/2036		$378	$331
0.602% due 01/25/2037		14,987	12,998
0.672% due 05/25/2037		3,532	1,895
0.812% due 01/25/2033		6,726	3,409
0.822% due 06/25/2035		7,758	2,731
0.922% due 05/25/2034		2	2
4.900% due 04/25/2035		29,175	15,549
TIAA Retail Commercial Trust
6.680% due 06/19/2031		449	450
Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		46	45
UPFC Auto Receivables Trust
5.490% due 05/15/2012		19	18
WaMu Asset-Backed Certificates
0.572% due 01/25/2037		12,989	10,880
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		981	956
0.622% due 07/25/2036		6,983	6,645
0.622% due 03/25/2037		278	252
0.762% due 10/25/2035		41	37
0.762% due 11/25/2035		7,806	7,567
0.772% due 12/25/2035		49,634	45,074
WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030		2,632	2,331
1.456% due 10/15/2029		996	896

Total Asset-Backed Securities (Cost $3,920,309)			3,681,904

SOVEREIGN ISSUES 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,283
Belgium Government International Bond
9.200% due 06/28/2010		900	974
Bolivia Government AID Bond
2.929% due 02/01/2019		4,710	4,464
China Development Bank Corp.
5.000% due 10/15/2015		29,300	30,394
Export-Import Bank of Korea
1.351% due 06/01/2009		200	200
1.645% due 10/04/2011		88,600	88,852
8.125% due 01/21/2014		11,800	12,214
Hydro Quebec
1.875% due 09/29/2049		5,600	4,089
Italy Government International Bond
3.250% due 05/15/2009		160	160
Korea Development Bank
4.625% due 09/16/2010		270	266
4.750% due 07/20/2009		76,300	76,064
Korea Expressway Corp.
5.125% due 05/20/2015		100	84
Mexico Government International Bond
5.950% due 03/19/2019		96,500	94,570
South Africa Government International Bond
5.875% due 05/30/2022		100	90
6.500% due 06/02/2014		27,000	27,135

Total Sovereign Issues (Cost $344,814)			343,839

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%

Alliance & Leicester PLC
0.665% due 05/15/2009	JPY	4,000,000	40,351
American International Group, Inc.
4.000% due 09/20/2011	EUR	500	$303
4.875% due 03/15/2067		31,500	3,557
5.750% due 03/15/2067	GBP	31,650	3,860
8.000% due 05/22/2038	EUR	18,250	2,667
8.625% due 05/22/2038	GBP	148,600	21,886
ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	2,057,000	19,673
5.500% due 03/07/2011	EUR	17,329	16,682
Atlas Reinsurance PLC
6.928% due 01/10/2010		3,000	3,964
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,085
Bauhaus Securities Ltd.
2.435% due 10/30/2052		34	44
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	10,642
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	19,568
1.806% due 09/26/2013	EUR	36,175	42,077
2.499% due 07/27/2012		24,000	28,015
2.703% due 10/20/2009		6,050	7,937
Brazil Government International Bond
10.250% due 01/10/2028	BRL	111,700	44,300
12.500% due 01/05/2022		1,000	453
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,171,536	2,187,947
10.000% due 01/01/2013		190,000	78,468
10.000% due 01/01/2017		1,518,624	587,148
BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	1,000,000	9,604
CIT Group, Inc.
2.425% due 05/13/2009	EUR	8,542	10,725
5.000% due 05/13/2014		25,000	17,106
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,250	581
Citigroup, Inc.
1.698% due 06/28/2013	EUR	11,200	10,553
1.939% due 03/05/2014		20,000	18,709
3.625% due 11/30/2017		2,300	1,569
4.250% due 02/25/2030		60,000	31,326
Countrywide Financial Corp.
2.288% due 11/23/2010		42,840	51,874
Danske Bank A/S
4.878% due 02/28/2049		8,000	4,825
5.684% due 12/29/2049	GBP	16,400	8,147
France Government Bond
4.000% due 10/25/2038	EUR	700	912
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	20,328
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	5,381
5.500% due 09/15/2067		159,050	87,695
6.500% due 09/15/2067	GBP	500	308
General Motors Corp.
8.375% due 07/05/2033	EUR	25,000	6,311
GMAC LLC
5.375% due 06/06/2011		5,000	4,019
Goldman Sachs Group, Inc.
2.238% due 05/23/2016		5,000	4,661
2.277% due 05/18/2015		17,000	16,422
2.377% due 02/04/2013		12,000	12,964
2.465% due 01/30/2017		23,200	20,965
4.750% due 01/28/2014	EUR	1,800	$2,074
6.375% due 05/02/2018		25,700	29,349
International Lease Finance Corp.
2.334% due 08/15/2011		31,150	20,898
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	12,554
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	2,292
KeyBank N.A.
2.013% due 11/21/2011		17,000	16,626
2.214% due 11/05/2009		2,500	3,073
KeyCorp
2.088% due 11/22/2010		19,895	23,245
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		900,000	727
1.150% due 10/26/2010 (a)		300,000	250
1.690% due 06/05/2012 (a)		600,000	561
2.500% due 10/13/2010 (a)	CHF	6,380	771
4.850% due 09/03/2013 (a)(q)	CAD	15,770	1,329
5.000% due 01/26/2010 (a)	GBP	250	51
5.080% due 03/05/2010 (a)	EUR	800	143
5.163% due 10/25/2011 (a)		500	90
5.213% due 05/21/2009 (a)		4,000	717
5.218% due 11/09/2009 (a)		3,000	538
5.316% due 04/05/2011 (a)		615	110
6.000% due 01/25/2013 (a)	GBP	10,650	2,178
6.375% due 05/10/2011 (a)	EUR	1,000	183
7.875% due 05/08/2018 (a)	GBP	8,650	1,769
Lloyds TSB Capital
7.375% due 12/29/2049	EUR	26,000	12,954
Merrill Lynch & Co., Inc.
1.934% due 03/22/2011		7,800	8,774
2.239% due 02/08/2010		12,700	15,617
2.820% due 07/22/2014		5,000	4,554
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	13,759
Mizuho Financial Group Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	10,085
Morgan Stanley
2.000% due 11/17/2011	CHF	20,000	15,743
2.148% due 11/29/2013	EUR	6,600	6,393
2.165% due 03/01/2013		5,000	5,092
2.501% due 05/02/2014		10,000	9,479
2.753% due 07/20/2012		27,900	29,451
3.092% due 04/13/2016		7,000	6,043
MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	7,063	4,814
New York Life Global Funding
3.750% due 10/19/2009	EUR	10,000	12,930
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	13,800	11,367
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	32,280
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	22,778
Principal Financial Global Funding LLC
1.751% due 03/20/2010	GBP	9,300	12,683
2.375% due 02/28/2012	CHF	20,745	13,282
2.375% due 01/24/2013		5,000	2,864
Province of Ontario Canada
5.850% due 03/08/2033	CAD	50,000	44,202
6.200% due 06/02/2031		5,000	4,611
7.600% due 06/02/2027		10,000	10,396

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)		Value (000s)
Royal Bank of Scotland Group PLC
6.200% due 03/29/2049	GBP	15,000	$9,147
Silver Arrow S.A.
1.341% due 08/15/2014	EUR	23,205	30,571
SLM Corp.
1.010% due 06/15/2009	JPY	400,000	3,881
1.090% due 12/15/2010		3,500,000	25,413
1.230% due 06/15/2010	SEK	160,000	17,319
1.850% due 12/15/2010	EUR	45,084	37,197
2.193% due 11/15/2011		4,800	3,157
2.604% due 04/26/2011		13,028	9,866
3.125% due 09/17/2012		5,000	4,717
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	11,000	5,998
Societe Generale
7.756% due 05/22/2049	EUR	2,700	1,829
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,511
1.415% due 12/31/2049		1,100,000	10,943
SunTrust Bank
1.712% due 12/20/2011	EUR	10,000	12,100
1.852% due 06/22/2012	GBP	5,000	5,890
Wachovia Corp.
2.125% due 02/13/2014	EUR	40,600	43,534
2.201% due 08/01/2011		22,800	27,236

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600

SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 0.4%

Bank of Ireland
0.561% due 02/26/2010		$39,800	38,021
1.134% due 01/15/2010		1,700	1,634
Calyon Financial, Inc.
1.267% due 06/29/2010		43,140	42,520
Nordea Bank Finland PLC
0.521% due 04/09/2009		432,700	432,696
Unicredito Italiano NY
1.156% due 05/15/2009		1,600	1,600

			516,471

COMMERCIAL PAPER 0.0%

Fannie Mae
1.191% due 05/11/2009		3,700	3,699
1.200% due 05/27/2009		6,100	6,098
Federal Home Loan Bank
0.190% due 04/07/2009		800	800
0.270% due 04/03/2009		600	600
Freddie Mac
0.230% due 05/12/2009		2,000	2,000
0.300% due 04/06/2009		900	900
0.685% due 09/21/2009		25,000	24,966

			39,063

Repurchase Agreements 0.9%

Barclays Capital, Inc.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)		9,000	9,000
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)		5,500	5,500
Fixed Income Clearing Corp.
0.080% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)		138,672	138,672
0.100% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)		100,000	100,000
Goldman Sachs & Co.
0.170% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)		15,400	15,400
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)		790,976	790,976
0.190% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)		14,062	14,062
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)		41,612	41,612
0.210% due 04/02/2009 (Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)		97,600	97,600
0.230% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)		136,700	136,700

			1,349,522

U.S. Cash Management Bills 0.0%
0.980% due 05/15/2009 (j)		14,660	14,659

U.S. Treasury Bills 0.7%
0.116% due 04/02/2009 - 06/11/2009 (e)(i)(j)		955,375	955,332

Total Short-Term Instruments (Cost $2,876,741)			2,875,047

Purchased Options (o) 0.9% (Cost $336,724)			1,257,519
Total Investments 137.1% (Cost $203,675,751)			$198,974,973
Written Options (p) (0.0%) (Premiums $77,500)			(19,657)
Other Assets and Liabilities (Net) (37.1%)			(53,813,687)

Net Assets 100.0%			$145,141,629

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(n)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530)%	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640)%	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400)%	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390)%	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983)%	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850)%	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740)%	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160)%	09/20/2013	8.028%	17,800	3,945	355	3,590

Alcoa, Inc.	BOA	(0.560)%	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290)%	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300)%	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450)%	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320)%	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190)%	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450)%	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170)%	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550)%	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470)%	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470)%	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490)%	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830)%	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820)%	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000)%	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600)%	09/20/2012	0.678%	10,000	24	0	24
Amgen, Inc.	GSC	(0.940)%	06/20/2017	0.830%	15,000	(124)	0	(124)
Anadarko Finance Co.	BOA	(0.900)%	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330)%	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620)%	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070)%	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890)%	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870)%	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100)%	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680)%	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030)%	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320)%	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810)%	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320)%	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770)%	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160)%	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450)%	03/20/2010	5.367%	20,000	716	0	716
Bank of America Corp.	DUB	(1.650)%	12/20/2009	5.363%	33,000	840	0	840
Bank of America Corp.	JPM	(1.450)%	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310)%	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340)%	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135)%	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100)%	12/20/2016	1.902%	20,000	(267)	0	(267)
Block Financial LLC	BOA	(1.550)%	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110)%	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050)%	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270)%	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500)%	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100)%	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420)%	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500)%	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710)%	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590)%	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250)%	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970)%	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210)%	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940)%	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295)%	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390)%	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690)%	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170)%	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360)%	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470)%	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440)%	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390)%	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535)%	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360)%	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430)%	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005)%	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430)%	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230)%	03/20/2013	0.665%	5,000	(110)	0	(110)

Computer Sciences Corp.	BCLY	(1.550)%	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620)%	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130)%	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960)%	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834)%	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590)%	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350)%	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550)%	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165)%	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550)%	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250)%	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240)%	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535)%	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100)%	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290)%	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750)%	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750)%	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520)%	06/20/2010	2.902%	10,000	283	0	283
Daimler Finance N.A. LLC	JPM	(0.520)%	03/20/2011	2.997%	10,000	464	0	464
Daimler Finance N.A. LLC	JPM	(0.655)%	03/20/2011	2.997%	10,000	438	0	438
Daimler Finance N.A. LLC	RBS	(0.480)%	09/20/2011	3.000%	10,000	582	0	582
Darden Restaurants, Inc.	CITI	(1.450)%	12/20/2017	1.472%	2,000	2	96	(94)
Darden Restaurants, Inc.	CITI	(1.920)%	12/20/2017	1.472%	7,000	(230)	0	(230)
Darden Restaurants, Inc.	DUB	(2.250)%	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130)%	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080)%	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740)%	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385)%	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750)%	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430)%	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650)%	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200)%	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430)%	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200)%	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700)%	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730)%	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520)%	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180)%	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250)%	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130)%	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830)%	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500)%	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140)%	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330)%	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220)%	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605)%	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410)%	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430)%	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180)%	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879)%	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980)%	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250)%	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600)%	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500)%	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540)%	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580)%	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530)%	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470)%	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370)%	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390)%	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000)%	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940)%	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530)%	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860)%	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610)%	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650)%	09/20/2016	7.390%	13,500	4,120	0	4,120

Health Care REIT, Inc.	BCLY	(3.310)%	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920)%	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165)%	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450)%	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220)%	06/20/2016	9.118%	10,000	3,488	0	3,488
International Lease Finance Corp.	MLP	(0.130)%	03/20/2012	23.066%	20,000	7,658	0	7,658
International Paper Co.	BCLY	(5.030)%	06/20/2018	4.445%	20,000	(738)	0	(738)
International Paper Co.	BOA	(5.980)%	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755)%	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870)%	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190)%	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400)%	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600)%	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270)%	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500)%	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250)%	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300)%	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250)%	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050)%	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090)%	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300)%	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170)%	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420)%	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160)%	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450)%	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910)%	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040)%	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990)%	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950)%	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150)%	12/20/2011	0.954%	10,000	212	0	212
Kraft Foods, Inc.	JPM	(0.160)%	12/20/2011	0.954%	10,000	210	0	210
Kraft Foods, Inc.	JPM	(0.170)%	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530)%	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785)%	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400)%	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320)%	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190)%	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390)%	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370)%	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660)%	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280)%	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300)%	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800)%	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850)%	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500)%	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780)%	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150)%	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190)%	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870)%	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430)%	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060)%	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920)%	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160)%	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470)%	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640)%	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950)%	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650)%	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730)%	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260)%	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880)%	12/20/2015	3.789%	5,000	485	577	(92)
Marsh & McLennan Cos., Inc.	BCLY	(0.760)%	09/20/2015	0.890%	18,000	85	0	85
Marsh & McLennan Cos., Inc.	BOA	(0.830)%	09/20/2015	0.890%	20,000	64	0	64
Marsh & McLennan Cos., Inc.	BOA	(0.990)%	09/20/2015	0.890%	30,000	(188)	(237)	49
Marsh & McLennan Cos., Inc.	BOA	(0.900)%	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590)%	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670)%	09/20/2014	0.865%	11,000	107	60	47

Masco Corp.	CITI	(4.240)%	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580)%	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680)%	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650)%	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400)%	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460)%	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380)%	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020)%	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640)%	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250)%	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350)%	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250)%	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050)%	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510)%	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630)%	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900)%	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470)%	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620)%	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710)%	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130)%	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350)%	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790)%	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540)%	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850)%	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990)%	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190)%	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200)%	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530)%	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820)%	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400)%	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110)%	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510)%	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530)%	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240)%	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380)%	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660)%	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280)%	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940)%	09/20/2013	2.097%	10,000	475	0	475
Pactiv Corp.	BOA	(1.230)%	03/20/2018	1.596%	6,745	175	182	(7)
PC Financial Partnership	DUB	(1.600)%	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830)%	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610)%	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730)%	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770)%	06/20/2018	0.714%	10,000	(48)	0	(48)
Pearson Dollar Finance Two PLC	BCLY	(0.880)%	06/20/2018	0.714%	1,200	(16)	4	(20)
Pearson Dollar Finance Two PLC	DUB	(0.720)%	06/20/2018	0.714%	11,000	(11)	0	(11)
Pitney Bowes, Inc.	CITI	(0.980)%	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550)%	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460)%	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435)%	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450)%	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600)%	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660)%	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730)%	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520)%	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940)%	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500)%	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320)%	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250)%	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250)%	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290)%	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450)%	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450)%	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100)%	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250)%	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020)%	06/20/2013	3.500%	10,000	906	572	334

Reynolds American, Inc.	RBS	(4.100)%	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600)%	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700)%	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540)%	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460)%	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030)%	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030)%	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500)%	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030)%	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250)%	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640)%	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770)%	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540)%	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490)%	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730)%	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060)%	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320)%	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700)%	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050)%	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960)%	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270)%	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810)%	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250)%	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200)%	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060)%	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250)%	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470)%	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010)%	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180)%	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120)%	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885)%	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220)%	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060)%	03/20/2017	5.889%	8,000	1,962	1,135	827
Spectra Energy Capital LLC	DUB	(1.200)%	06/20/2018	1.000%	1,200	(20)	52	(72)
Spectra Energy Capital LLC	MSC	(1.150)%	06/20/2018	1.000%	2,500	(30)	120	(150)
Spectra Energy Capital LLC	RBS	(2.000)%	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630)%	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750)%	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250)%	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550)%	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670)%	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750)%	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450)%	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150)%	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250)%	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700)%	12/20/2016	1.044%	12,000	275	0	275
Toll Brothers Finance Corp.	DUB	(1.390)%	09/20/2013	1.823%	9,800	164	0	164
Transocean, Inc.	GSC	(1.820)%	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950)%	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530)%	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200)%	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250)%	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010)%	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505)%	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050)%	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050)%	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787)%	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250)%	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610)%	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700)%	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650)%	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500)%	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150)%	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640)%	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470)%	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510)%	06/20/2018	1.416%	20,000	(158)	0	(158)

Vivendi	BOA	(1.200)%	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280)%	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465)%	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540)%	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500)%	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150)%	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450)%	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460)%	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300)%	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790)%	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560)%	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165)%	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350)%	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300)%	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400)%	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235)%	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510)%	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960)%	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980)%	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360)%	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970)%	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830)%	03/20/2012	2.286%	10,000	403	624	(221)
Williams Cos., Inc.	DUB	(2.300)%	03/20/2019	2.256%	5,000	(28)	0	(28)
Williams Cos., Inc.	JPM	(2.450)%	03/20/2019	2.256%	5,000	(85)	0	(85)
Wyeth	MSC	(0.150)%	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310)%	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410)%	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290)%	12/20/2011	9.056%	11,250	2,145	0	2,145

						$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	5,500	(2,314)	0	(2,314)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	20,000	(2,094)	0	(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)

California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	10,000	(2,503)	0	(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	10,000	(2,023)	0	(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	22,800	(2,892)	0	(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)

General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	21,900	(2,430)	0	(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)

General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	25,000	(19,650)	0	(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	20,000	(16,214)	0	(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	21,200	(133)	0	(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	6,100	(218)	0	(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)

Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	22,400	(4,580)	0	(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	42,100	(704)	(704)	0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)

CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(1,499)	0	(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	130,000	(8,623)	(10,191)	1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971

Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	2,938	177	2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(96)	0	(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	103,030	66,439	36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	177	17	160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,610	1,649	18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(o)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(p)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$3,724	$28

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(q)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(r)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

(s)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)
Buy	BRL	HSBC	288,252	04/2009	0	(3,679)	(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035
Sell		BCLY	302,730	06/2009	1,596	(752)	844
Sell		CSFB	400,000	06/2009	2,398	(2,735)	(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)

Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)
Sell	JPY	BNP	9,536,920	05/2009	1,655	0	1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)
Sell		BCLY	4,708	04/2009	612	0	612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178

Buy	CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell	CITI	91,990	04/2009	171	0	171
Buy	DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell	DUB	128	04/2009	5	0	5
Buy	HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell	HSBC	326,608	04/2009	1,029	(75)	954
Sell	JPM	92,766	04/2009	177	(8)	169
Buy	RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy	UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy	HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell	HSBC	65,450	07/2009	47	(18)	29

				$191,752	$(305,610)	$(113,858)

(t)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 8, 2009